UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:         811-03213

NATIONWIDE VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215
 (Address of principal executive offices) (Zip code)

Stephen R. Rimes, Esq.
One Nationwide Plaza
Mail Code: 05-02-210R
Columbus, OH 43215
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-3820

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022 through June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR § 270.30e-1).  The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)   Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1).

(b)

Include a copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Semiannual Report
June 30, 2022 (Unaudited)
Nationwide Variable Insurance Trust
Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT Investor Destinations Conservative Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Managed Growth & Income Fund
NVIT Investor Destinations Managed Growth Fund

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2022

Message to Investors 1
Fund Overview 3
Shareholder Expense Examples 12
Statements of Investments 15
Statements of Assets and Liabilities 28
Statements of Operations 36
Statements of Changes in Net Assets 40
Statements of Cash Flows 48
Financial Highlights 52
Notes to Financial Statements 61
Supplemental Information 86
Management Information 87
Market Index Definitions 90

Nationwide Variable Insurance Trust - June 30, 2022 (Unaudited) - 1
Message to Investors
Dear Investor,
Equity markets fell significantly during the semi-annual reporting period ended June 30, 2022, as a confluence of events ranging from entrenched inflation, geopolitical risk, new central bank frameworks, and the Omicron variant of COVID-19 all weighed on market returns.
The outlook for the U.S. economy continued to slow through the period, with gross domestic product (“GDP”) growth decelerating to -1.6% for the first quarter of 2022. Economic activity continued to moderate, and the labor market remained robust with corporate profits expected to grow more slowly after the swift rise during 2021. By and large, earnings have been supported by a resilient consumer, although inflationary pressure will likely challenge gross margins.
The U.S economy faced decades-high inflation during the reporting period and equity markets faced historical pressure, due to hawkish central bank policy.
Markets experienced historic levels of volatility during the reporting period, as geopolitical uncertainty, entrenched inflation, and hawkish central banks challenged both equity and bond market returns. The S&P 500
®
Index (“S&P 500”) experienced a substantial level of volatility throughout the period, sliding into a bear market after the Federal Reserve increased rates by
0.75%. Additionally, investor sentiment has remained at historically negative levels throughout the reporting period, indicating extreme fear and apprehension by investors. The “wall of worry”
that developed at the beginning of 2022 has methodically given way to volatile market moves in the equity markets; it is possible that the second quarter of 2022 could be recorded as the ninth-
worst quarter for the S&P 500 since World War II, finishing the reporting period with a 20% loss.
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank, with the MSCI EAFE
®
Index finishing the period with a loss of nearly 20%. The MSCI Emerging Markets
®
Index was
notably weak on continued stress on China lockdowns and surging commodity prices, falling nearly 18%.
The S&P 500 closed in “bear market” territory during the reported period for the first time since 2020.
With inflation seemingly not abating during the reporting period, the market continued to come under pressure, and the S&P 500 fell more than 20% from its January high. Value indexes continued to be favored by investors, with large-cap indexes beating small-cap indexes. The
Energy sector remained the clear winner during the reporting period, up 31% year-to-date, followed by the Utilities and Consumer Staples sectors, down -3% and -7%, respectively.
Fixed-income returns were historically weak with surging interest rates and increasingly aggressive central bank policy causing consternation for investors. During the reporting period, the U.S. Federal Reserve bank (“Fed”) raised its benchmark interest rate by 0.75%, the most significant increase since 1994. Meanwhile, investors grew discontent over the economic outlook and fear of a “policy mistake” by the Fed. Interest rates surged during the period, with the 10-year Treasury yield rising from 1.55% to over 3.44%. Likewise, the 2-year Treasury yield saw a more pronounced move, rising to 3.43% during the reporting period. As investors grappled with moderating economic data, the yield curve continued to linger toward inversion

2 - June 30, 2022 (Unaudited) - Nationwide Variable Insurance Trust
during the reporting period.
Technical indicators reflected the stress caused by geopolitical uncertainty and historically high inflation. Stock-bond diversification suffered over the reported period with the S&P 500 and
Bloomberg U.S. Aggregate Bond Index both producing negative returns for the first time since
1976. Financial conditions tightened, credit spreads widened, and the dollar strengthened as investors grew more anxious about a potential economic slowdown.
Equity markets may continue to be choppy based on fears of central bank policy trade-off errors and negative investor sentiment potentially leading to a self-fulfilling economic slowdown.
However, investors may find solace in diminishing inflation or the central banks achieving a soft-
landing. Encouragingly, the health of the labor market, resilient consumer spending, and solid corporate earnings remain generally sound.
When investors feel pessimistic and begin to view their economic futures as uncertain they naturally tend to succumb to stressful market environments by reacting emotionally, often producing suboptimal returns. We urge investors to seek investments based on a sound asset allocation strategy and a long-term perspective and encourage you to speak with your financial professional regularly to ensure that your portfolio maintains the right balance for your goals.
We remain confident in our ability to help investors navigate the markets for years to come.
Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
The following chart provides returns for various market segments for six-month reporting period ended June 30, 2022:
Index
Semi-annual Total Return
(As of June 30, 2022)
Bloomberg Emerging Markets USD Aggregate Bond -17.14%
Bloomberg Municipal Bond -8.98%
Bloomberg U.S. 1-3 Year Government/Credit Bond -3.11%
Bloomberg U.S. 10-20 Year Treasury Bond -18.80%
Bloomberg U.S. Aggregate Bond -10.35%
Bloomberg U.S. Corporate High Yield -14.19%
MSCI EAFE
®
-19.57%
MSCI Emerging Markets
®
-17.63%
MSCI World ex USA -18.42%
Russell 1000
®
Growth -28.07%
Russell 1000
®
Value -12.86%
Russell 2000
®
-23.43%
S&P 500
®
-19.96%
Source: Morningstar

NVIT Investor Destinations Aggressive Fund - June 30, 2022 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Equity Funds 89.7%
Fixed Income Funds 9.5%
Repurchase Agreement 1.0%
Investment Contract 0.9%
Liabilities in excess of other assets (1.1)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 48.6%
NVIT International Index Fund, Class Y 21.2%
NVIT Mid Cap Index Fund, Class Y 9.3%
NVIT Emerging Markets Fund, Class Y 7.1%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 4.1%
NVIT Bond Index Fund, Class Y 3.9%
iShares Core MSCI Emerging Markets ETF 1.2%
iShares 7-10 Year Treasury Bond ETF 1.2%
Nationwide Contract 0.9%
NVIT Small Cap Index Fund, Class Y 0.8%
Other Holdings
#
1.7%
100.0%
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

4 - Fund Overview - June 30, 2022 (Unaudited) - NVIT Investor Destinations Moderately Aggressive Fund
Asset Allocation
1
Equity Funds 79.4%
Fixed Income Funds 19.2%
Investment Contract 1.5%
Repurchase Agreement
†
0.0%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 45.8%
NVIT International Index Fund, Class Y 19.2%
NVIT Bond Index Fund, Class Y 12.0%
NVIT Mid Cap Index Fund, Class Y 6.1%
NVIT Emerging Markets Fund, Class Y 5.6%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 5.2%
iShares 7-10 Year Treasury Bond ETF 1.6%
Nationwide Contract 1.5%
iShares Core S&P Small-Cap ETF 1.3%
iShares Core MSCI Emerging Markets ETF 1.2%
Other Holdings
#
0.5%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

NVIT Investor Destinations Moderate Fund - June 30, 2022 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Equity Funds 58.7%
Fixed Income Funds 35.7%
Investment Contract 5.6%
Repurchase Agreement 0.2%
Liabilities in excess of other assets (0.2)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 35.9%
NVIT Bond Index Fund, Class Y 20.6%
NVIT International Index Fund, Class Y 15.0%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 7.1%
Nationwide Contract 5.6%
NVIT Emerging Markets Fund, Class Y 4.5%
iShares 7-10 Year Treasury Bond ETF 3.0%
NVIT Short Term Bond Fund, Class Y 2.2%
NVIT Mid Cap Index Fund, Class Y 2.1%
iShares U.S. Treasury Bond ETF 1.1%
Other Holdings
#
2.9%
100.0%
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

6 - Fund Overview - June 30, 2022 (Unaudited) - NVIT Investor Destinations Moderately Conservative Fund
Asset Allocation
1
Fixed Income Funds 52.2%
Equity Funds 38.6%
Investment Contract 9.3%
Repurchase Agreements 3.4%
Liabilities in excess of other assets (3.5)%
100.0%
Top Holdings
2
NVIT Bond Index Fund, Class Y 25.4%
Nationwide Multi-Cap Portfolio, Class R6 22.0%
NVIT International Index Fund, Class Y 9.4%
Nationwide Contract 9.0%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 8.9%
NVIT Short Term Bond Fund, Class Y 5.6%
iShares 7-10 Year Treasury Bond ETF 3.7%
Nationwide Inflation-Protected Securities Fund,
Class R6 3.0%
iShares U.S. Treasury Bond ETF 2.1%
iShares Core MSCI Emerging Markets ETF 1.7%
Other Holdings
#
9.2%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

NVIT Investor Destinations Conservative Fund - June 30, 2022 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Fixed Income Funds 67.2%
Equity Funds 19.3%
Investment Contract 13.6%
Repurchase Agreements 1.5%
Liabilities in excess of other assets (1.6)%
100.0%
Top Holdings
2
NVIT Bond Index Fund, Class Y 30.4%
Nationwide Contract 13.4%
Nationwide Multi-Cap Portfolio, Class R6 12.3%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 11.0%
NVIT Short Term Bond Fund, Class Y 8.9%
iShares 7-10 Year Treasury Bond ETF 5.8%
Nationwide Inflation-Protected Securities Fund,
Class R6 4.9%
NVIT International Index Fund, Class Y 4.6%
iShares U.S. Treasury Bond ETF 2.9%
iShares 20+ Year Treasury Bond ETF 2.0%
Other Holdings
#
3.8%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

8 - Fund Overview - June 30, 2022 (Unaudited) - NVIT Investor Destinations Balanced Fund
Asset Allocation
1
Equity Funds 48.1%
Fixed Income Funds 43.4%
Investment Contract 8.6%
Repurchase Agreements 2.2%
Liabilities in excess of other assets (2.3)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 28.7%
NVIT Bond Index Fund, Class Y 23.9%
NVIT International Index Fund, Class Y 12.1%
Nationwide Contract 8.4%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 8.2%
NVIT Short Term Bond Fund, Class Y 4.2%
iShares 7-10 Year Treasury Bond ETF 3.5%
NVIT Emerging Markets Fund, Class Y 3.3%
NVIT Mid Cap Index Fund, Class Y 1.7%
iShares U.S. Treasury Bond ETF 1.7%
Other Holdings
#
4.3%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

NVIT Investor Destinations Capital Appreciation Fund - June 30, 2022 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Equity Funds 68.7%
Fixed Income Funds 28.5%
Investment Contract 2.8%
Repurchase Agreement 0.2%
Liabilities in excess of other assets (0.2)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 41.8%
NVIT International Index Fund, Class Y 18.1%
NVIT Bond Index Fund, Class Y 16.6%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 5.2%
NVIT Emerging Markets Fund, Class Y 4.6%
Nationwide Contract 2.8%
NVIT Mid Cap Index Fund, Class Y 2.6%
NVIT Short Term Bond Fund, Class Y 2.2%
iShares 20+ Year Treasury Bond ETF 1.9%
iShares 7-10 Year Treasury Bond ETF 1.9%
Other Holdings
#
2.3%
100.0%
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

10 - Fund Overview - June 30, 2022 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
Asset Allocation
1
Equity Funds 42.2%
Fixed Income Funds 41.4%
Investment Contract 9.3%
Repurchase Agreements 2.5%
Futures Contracts 1.2%
Other assets in excess of liabilities 3.4%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 26.4%
NVIT Bond Index Fund, Class Y 24.7%
NVIT International Index Fund, Class Y 12.0%
Nationwide Contract 9.7%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 8.2%
NVIT Short Term Bond Fund, Class Y 4.4%
iShares 7-10 Year Treasury Bond ETF 3.5%
NVIT Emerging Markets Fund, Class Y 3.2%
iShares U.S. Treasury Bond ETF 1.7%
NVIT Mid Cap Index Fund, Class Y 1.6%
Other Holdings
#
4.6%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

NVIT Investor Destinations Managed Growth Fund - June 30, 2022 (Unaudited) - Fund Overview - 11
Asset Allocation
1
Equity Funds 50.1%
Fixed Income Funds 33.9%
Investment Contract 5.9%
Futures Contracts 2.3%
Repurchase Agreement 0.1%
Other assets in excess of liabilities
§
7.7%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 34.2%
NVIT Bond Index Fund, Class Y 21.6%
NVIT International Index Fund, Class Y 14.5%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 7.5%
Nationwide Contract 6.5%
NVIT Emerging Markets Fund, Class Y 4.2%
iShares 7-10 Year Treasury Bond ETF 3.3%
NVIT Short Term Bond Fund, Class Y 2.3%
NVIT Mid Cap Index Fund, Class Y 1.8%
iShares 20+ Year Treasury Bond ETF 1.2%
Other Holdings
#
2.9%
100.0%
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

12 - Shareholder Expense Example - June 30, 2022 (Unaudited) - Investor Destinations Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2022) and continued to hold your shares at the end of the reporting period (June 30, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January
1, 2022 through June 30, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2022 through June 30, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/22
Ending Account
Value($) 6/30/22
Expenses Paid
During Period ($)
1/1/22 - 6/30/22
(a)
Expense Ratio
During Period (%)
1/1/22 - 6/30/22
(a)(b)
NVIT Investor Destinations Aggressive Fund
Class II Shares
Actual
(c)
1,000.00 793.40 2.62 0.59
Hypothetical
(c)(d)
1,000.00 1,021.87 2.96 0.59
Class P Shares
Actual
(c)
1,000.00 793.50 1.96 0.44
Hypothetical
(c)(d)
1,000.00 1,022.61 2.21 0.44
NVIT Investor Destinations Moderately Aggressive Fund
Class II Shares
Actual
(c)
1,000.00 804.10 2.55 0.57
Hypothetical
(c)(d)
1,000.00 1,021.97 2.86 0.57
Class P Shares
Actual
(c)
1,000.00 803.80 1.88 0.42
Hypothetical
(c)(d)
1,000.00 1,022.71 2.11 0.42

Investor Destinations Funds - June 30, 2022 (Unaudited) - Shareholder Expense Example - 13
Beginning Account
Value($) 1/1/22
Ending Account
Value($) 6/30/22
Expenses Paid
During Period ($)
1/1/22 - 6/30/22
(a)
Expense Ratio
During Period (%)
1/1/22 - 6/30/22
(a)(b)
NVIT Investor Destinations Moderate Fund
Class II Shares
Actual
(c)
1,000.00 829.50 2.59 0.57
Hypothetical
(c)(d)
1,000.00 1,021.97 2.86 0.57
Class P Shares
Actual
(c)
1,000.00 830.10 1.91 0.42
Hypothetical
(c)(d)
1,000.00 1,022.71 2.11 0.42
NVIT Investor Destinations Moderately Conservative Fund
Class II Shares
Actual
(c)
1,000.00 859.40 2.67 0.58
Hypothetical
(c)(d)
1,000.00 1,021.92 2.91 0.58
Class P Shares
Actual
(c)
1,000.00 860.20 1.98 0.43
Hypothetical
(c)(d)
1,000.00 1,022.66 2.16 0.43
NVIT Investor Destinations Conservative Fund
Class II Shares
Actual
(c)
1,000.00 891.10 2.72 0.58
Hypothetical
(c)(d)
1,000.00 1,021.92 2.91 0.58
Class P Shares
Actual
(c)
1,000.00 891.60 2.02 0.43
Hypothetical
(c)(d)
1,000.00 1,022.66 2.16 0.43
NVIT Investor Destinations Balanced Fund
Class II Shares
Actual
(c)
1,000.00 848.30 2.61 0.57
Hypothetical
(c)(d)
1,000.00 1,021.97 2.86 0.57
Class P Shares
Actual
(c)
1,000.00 849.10 1.93 0.42
Hypothetical
(c)(d)
1,000.00 1,022.71 2.11 0.42
NVIT Investor Destinations Capital Appreciation Fund
Class II Shares
Actual
(c)
1,000.00 816.40 2.57 0.57
Hypothetical
(c)(d)
1,000.00 1,021.97 2.86 0.57
Class P Shares
Actual
(c)
1,000.00 816.60 1.89 0.42
Hypothetical
(c)(d)
1,000.00 1,022.71 2.11 0.42
NVIT Investor Destinations Managed Growth & Income Fund
Class I Shares
Actual
(c)
1,000.00 875.80 1.40 0.30
Hypothetical
(c)(d)
1,000.00 1,023.31 1.51 0.30
Class II Shares
Actual
(c)
1,000.00 873.90 2.56 0.55
Hypothetical
(c)(d)
1,000.00 1,022.07 2.76 0.55

14 - Shareholder Expense Example - June 30, 2022 (Unaudited) - Investor Destinations Funds
Beginning Account
Value($) 1/1/22
Ending Account
Value($) 6/30/22
Expenses Paid
During Period ($)
1/1/22 - 6/30/22
(a)
Expense Ratio
During Period (%)
1/1/22 - 6/30/22
(a)(b)
NVIT Investor Destinations Managed Growth Fund
Class I Shares
Actual
(c)
1,000.00 876.50 1.44 0.31
Hypothetical
(c)(d)
1,000.00 1,023.26 1.56 0.31
Class II Shares
Actual
(c)
1,000.00 875.40 2.60 0.56
Hypothetical
(c)(d)
1,000.00 1,022.02 2.81 0.56
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2022 through June 30, 2022 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

NVIT Investor Destinations Aggressive Fund - June 30, 2022 (Unaudited) - Statement of Investments - 15
Investment Companies 96 .1%
Shares Value ($)
Equity Funds 88.0%
Nationwide Multi-Cap Portfolio,
Class R6(a) 14,903,452 156,188,178
NVIT Emerging Markets Fund,
Class Y(a) 2,099,997 22,847,972
NVIT International Index Fund,
Class Y(a) 7,483,149 67,946,992
NVIT Mid Cap Index Fund, Class
Y(a) 1,345,685 29,968,414
NVIT Small Cap Index Fund,
Class Y(a) 320,623 2,523,300
Total Equity Funds
(cost $336,237,618) 279,474,856
Fixed Income Funds 8.1%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 1,443,785 13,181,760
NVIT Bond Index Fund, Class
Y(a) 1,312,212 12,610,353
Total Fixed Income Funds
(cost $28,507,467) 25,792,113
Total Investment Companies
(cost $364,745,085) 305,266,969
Exchange Traded Funds 3 .1%
Equity Funds 1.7%
iShares Core MSCI Emerging
Markets ETF 77,217 3,788,266
iShares Core S&P Small-Cap
ETF 17,975 1,661,070
Total Equity Funds
(cost $6,103,911) 5,449,336
Fixed Income Funds 1.4%
iShares 7-10 Year Treasury Bond
ETF(b) 36,350 3,718,605
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 613 67,448
iShares U.S. Treasury Bond ETF 26,073 623,145
Total Fixed Income Funds
(cost $4,904,958) 4,409,198
Total Exchange Traded Funds
(cost $11,008,869) 9,858,534
Investment Contract 0 .9%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.15%
^∞(a)(c) 2,784,548 2,784,548
Total Investment Contract
(cost $2,784,548) 2,784,548
Repurchase Agreement 1 .0%
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $3,151,090,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072; total
market value $3,213,973.
(d)(e) 3,150,954 3,150,954
Total Repurchase Agreement
(cost $3,150,954) 3,150,954
Total Investments
(cost $381,689,456) — 101.1% 321,061,005
Liabilities in excess of other assets — (1.1)% (3,352,536)
NET ASSETS — 100.0% $ 317,708,469
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2022. The total value of securities on loan as of June
30, 2022 was $3,173,371, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $3,150,954 and by $69,161 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% – 3.13%, and maturity dates ranging from 7/15/2022 –
2/15/2051, a total value of $3,220,115.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $3,150,954.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

16 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Investor Destinations Moderately Aggressive Fund
Investment Companies 94.1%
Shares Value ($)
Equity Funds 76.9%
Nationwide Multi-Cap Portfolio,
Class R6(a) 40,970,031 429,365,924
NVIT Emerging Markets Fund,
Class Y(a) 4,849,641 52,764,099
NVIT International Index Fund,
Class Y(a) 19,826,619 180,025,705
NVIT Mid Cap Index Fund, Class
Y(a) 2,553,598 56,868,623
NVIT Small Cap Index Fund,
Class Y(a) 186,994 1,471,643
Total Equity Funds
(cost $862,609,419) 720,495,994
Fixed Income Funds 17.2%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 5,288,415 48,283,232
NVIT Bond Index Fund, Class
Y(a) 11,691,185 112,352,285
Total Fixed Income Funds
(cost $177,631,582) 160,635,517
Total Investment Companies
(cost $1,040,241,001) 881,131,511
Exchange Traded Funds 4.5%
Equity Funds 2.5%
iShares Core MSCI Emerging
Markets ETF 226,664 11,120,136
iShares Core S&P Small-Cap
ETF(b) 133,820 12,366,306
Total Equity Funds
(cost $27,011,514) 23,486,442
Fixed Income Funds 2.0%
iShares 7-10 Year Treasury
Bond ETF 150,800 15,426,840
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 2,746 302,143
iShares U.S. Treasury Bond ETF 121,208 2,896,871
Total Fixed Income Funds
(cost $20,821,646) 18,625,854
Total Exchange Traded Funds
(cost $47,833,160) 42,112,296
Investment Contract 1.5%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.15%
^∞(a)(c) 13,715,432 13,715,432
Total Investment Contract
(cost $13,715,432) 13,715,432
Repurchase Agreement 0.0%
†
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $5,484, collateralized
by U.S. Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072; total
market value $5,593.(d)(e) 5,483 5,483
Total Repurchase Agreement
(cost $5,483) 5,483
Total Investments
(cost $1,101,795,076) — 100.1% 936,964,722
Liabilities in excess of other assets — (0.1)% (539,727)
NET ASSETS — 100.0% $ 936,424,995
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2022. The total value of securities on loan as of June
30, 2022 was $6,308,682, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $5,483 and by $6,494,000 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% – 4.75%, and maturity dates ranging from 7/15/2022 –
5/15/2052, a total value of $6,499,483.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $5,483.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Moderate Fund - June 30, 2022 (Unaudited) - Statement of Investments - 17
yes
Investment Companies 88 .0%
Shares Value ($)
Equity Funds 57.6%
Nationwide Multi-Cap Portfolio,
Class R6(a) 66,518,084 697,109,517
NVIT Emerging Markets Fund,
Class Y(a) 7,968,665 86,699,080
NVIT International Index Fund,
Class Y(a) 31,984,316 290,417,588
NVIT Mid Cap Index Fund, Class
Y(a) 1,872,379 41,697,879
Total Equity Funds
(cost $1,364,898,660) 1,115,924,064
Fixed Income Funds 30.4%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 15,163,388 138,441,732
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 809,473 7,770,945
NVIT Bond Index Fund, Class
Y(a) 41,511,136 398,922,015
NVIT Short Term Bond Fund,
Class Y(a) 4,403,975 42,894,714
Total Fixed Income Funds
(cost $649,848,040) 588,029,406
Total Investment Companies
(cost $2,014,746,700) 1,703,953,470
Exchange Traded Funds 6 .4%
Equity Fund 1.1%
iShares Core S&P Small-Cap
ETF(b) 238,104 22,003,191
Total Equity Funds
(cost  $26,506,703) 22,003,191
Fixed Income Funds 5.3%
iShares 20+ Year Treasury Bond
ETF(b) 183,979 21,133,668
iShares 7-10 Year Treasury Bond
ETF(b) 561,058 57,396,233
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 20,561 2,262,327
iShares U.S. Treasury Bond ETF 928,365 22,187,923
Total Fixed Income Funds
(cost $118,462,818) 102,980,151
Total Exchange Traded Funds
(cost $144,969,521) 124,983,342
Investment Contract 5 .6%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.15%
^∞(a)(c) 108,725,727 108,725,727
Total Investment Contract
(cost $108,725,727) 108,725,727
Repurchase Agreement 0 .2%
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $3,150,999,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072; total
market value $3,213,880.
(d)(e) 3,150,862 3,150,862
Total Repurchase Agreement
(cost $3,150,862) 3,150,862
Total Investments
(cost $2,271,592,810) — 100.2% 1,940,813,401
Liabilities in excess of other assets — (0.2)% (4,214,038)
NET ASSETS — 100.0% $ 1,936,599,363
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2022. The total value of securities on loan as of June 30,
2022 was $38,369,826, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $3,150,862 and by $36,161,764 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 4.75%, and maturity dates ranging from
7/15/2022 – 11/15/2051, a total value of $39,312,626.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $3,150,862.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

18 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Investor Destinations Moderately Conservative Fund
Investment Companies 80.5%
Shares Value ($)
Equity Funds 36.1%
Nationwide Multi-Cap Portfolio,
Class R6(a) 13,475,685 141,225,175
NVIT Emerging Markets Fund,
Class Y(a) 804,777 8,755,978
NVIT International Index Fund,
Class Y(a) 6,673,933 60,599,315
NVIT Mid Cap Index Fund, Class
Y(a) 443,891 9,885,441
NVIT Small Cap Index Fund,
Class Y(a) 459,891 3,619,346
Total Equity Funds
(cost $272,085,549) 224,085,255
Fixed Income Funds 44.4%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 6,246,549 57,030,995
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,033,356 19,520,217
NVIT Bond Index Fund, Class
Y(a) 17,030,301 163,661,196
NVIT Short Term Bond Fund,
Class Y(a) 3,700,702 36,044,839
Total Fixed Income Funds
(cost $303,222,428) 276,257,247
Total Investment Companies
(cost $575,307,977) 500,342,502
Exchange Traded Funds 10.3%
Equity Funds 2.5%
iShares Core MSCI Emerging
Markets ETF 219,665 10,776,765
iShares Core S&P Small-Cap
ETF 47,117 4,354,082
Total Equity Funds
(cost $16,960,622) 15,130,847
Fixed Income Funds 7.8%
iShares 20+ Year Treasury Bond
ETF(b) 81,631 9,376,953
iShares 7-10 Year Treasury Bond
ETF(b) 235,146 24,055,436
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 11,814 1,299,894
iShares U.S. Treasury Bond ETF 578,114 13,816,925
Total Fixed Income Funds
(cost $55,508,634) 48,549,208
Total Exchange Traded Funds
(cost $72,469,256) 63,680,055
Investment Contract 9.3%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 57,860,282 57,860,282
Total Investment Contract
(cost $57,860,282) 57,860,282
Repurchase Agreements 3.4%
Principal
Amount ($) Value ($)
Bank of America NA, 1.55%,
dated 6/30/2022, due
7/1/2022, repurchase price
$15,000,646, collateralized
by U.S. Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
2/1/2043 - 6/1/2045; total
market value $15,300,000.
(d)(e) 15,000,000 15,000,000
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $6,207,016,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072; total
market value $6,330,883.
(d)(e) 6,206,748 6,206,748
Total Repurchase Agreements
(cost $21,206,748) 21,206,748
Total Investments
(cost $726,844,263) — 103.5% 643,089,587
Liabilities in excess of other assets — (3.5)% (21,565,373)
NET ASSETS — 100.0% $ 621,524,214

NVIT Investor Destinations Moderately Conservative Fund - June 30, 2022 (Unaudited) - Statement of Investments - 19
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
June 30, 2022. The total value of securities on loan as of
June 30, 2022 was $30,679,955, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $21,206,748 and by $10,001,537 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% – 4.75%, and maturity dates ranging
from 7/15/2022 – 11/15/2051, a total value of $31,208,285.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $21,206,748.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

20 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Investor Destinations Conservative Fund
Investment Companies 75 .0%
Shares Value ($)
Equity Funds 18.9%
Nationwide Multi-Cap Portfolio,
Class R6(a) 6,982,598 73,177,631
NVIT Emerging Markets Fund,
Class Y(a) 799,569 8,699,310
NVIT International Index Fund,
Class Y(a) 3,052,480 27,716,516
NVIT Mid Cap Index Fund, Class
Y(a) 29,587 658,896
NVIT Small Cap Index Fund,
Class Y(a) 92,106 724,875
Total Equity Funds
(cost $133,431,094) 110,977,228
Fixed Income Funds 56.1%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 7,176,012 65,516,992
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 3,069,835 29,470,411
NVIT Bond Index Fund, Class
Y(a) 18,887,231 181,506,287
NVIT Short Term Bond Fund,
Class Y(a) 5,483,106 53,405,450
Total Fixed Income Funds
(cost $359,411,134) 329,899,140
Total Investment Companies
(cost $492,842,228) 440,876,368
Exchange Traded Funds 11 .5%
Equity Funds 0.4%
iShares Core MSCI Emerging
Markets ETF 21,073 1,033,842
iShares Core S&P Small-Cap
ETF 16,827 1,554,983
Total Equity Funds
(cost $2,996,653) 2,588,825
Fixed Income Funds 11.1%
iShares 20+ Year Treasury Bond
ETF(b) 101,610 11,671,941
iShares 7-10 Year Treasury Bond
ETF(b) 335,832 34,355,613
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 15,648 1,721,749
iShares U.S. Treasury Bond
ETF(b) 722,314 17,263,305
Total Fixed Income Funds
(cost $74,180,044) 65,012,608
Total Exchange Traded Funds
(cost $77,176,697) 67,601,433
Investment Contract 13 .6%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.15%
^∞(a)(c) 79,781,819 79,781,819
Total Investment Contract
(cost $79,781,819) 79,781,819
Repurchase Agreements 1 .5%
Bank of America NA, 1.55%,
dated 6/30/2022, due
7/1/2022, repurchase price
$5,000,216, collateralized
by U.S. Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
2/1/2043 - 6/1/2045; total
market value $5,100,000.
(d)(e) 5,000,000 5,000,000
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $3,718,733,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072; total
market value $3,792,943.
(d)(e) 3,718,572 3,718,572
MetLife, Inc., 1.50%, dated
6/30/2022, due 7/1/2022,
repurchase price $200,009,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 1.50%, maturing
2/29/2024 - 11/15/2047; total
market value $204,090.(d)
(e) 200,000 200,000
Total Repurchase Agreements
(cost $8,918,572) 8,918,572
Total Investments
(cost $658,719,316) — 101.6% 597,178,192
Liabilities in excess of other assets — (1.6)% (9,249,017)
NET ASSETS — 100.0% $ 587,929,175

NVIT Investor Destinations Conservative Fund - June 30, 2022 (Unaudited) - Statement of Investments - 21
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2022. The total value of securities on loan as of June 30,
2022 was $16,767,329, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $8,918,572 and by $8,189,577 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 4.75%, and maturity dates ranging from
7/15/2022 – 11/15/2051, a total value of $17,108,149.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $8,918,572.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

22 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Investor Destinations Balanced Fund
Investment Companies 84 .6%
Shares Value ($)
Equity Funds 47.0%
Nationwide Multi-Cap Portfolio,
Class R6(a) 35,794,618 375,127,598
NVIT Emerging Markets Fund,
Class Y(a) 4,006,071 43,586,049
NVIT International Index Fund,
Class Y(a) 17,474,113 158,664,947
NVIT Mid Cap Index Fund, Class
Y(a) 996,021 22,181,393
Total Equity Funds
(cost $742,189,128) 599,559,987
Fixed Income Funds 37.6%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 11,748,449 107,263,338
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 593,562 5,698,195
NVIT Bond Index Fund, Class
Y(a) 32,535,745 312,668,509
NVIT Short Term Bond Fund,
Class Y(a) 5,607,661 54,618,614
Total Fixed Income Funds
(cost $531,913,752) 480,248,656
Total Investment Companies
(cost $1,274,102,880) 1,079,808,643
Exchange Traded Funds 6 .9%
Equity Fund 1.1%
iShares Core S&P Small-Cap
ETF(b) 147,599 13,639,624
Total Equity Funds
(cost  $16,431,339) 13,639,624
Fixed Income Funds 5.8%
iShares 20+ Year Treasury Bond
ETF(b) 42,418 4,872,556
iShares 7-10 Year Treasury Bond
ETF(b) 446,221 45,648,408
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 20,591 2,265,628
iShares U.S. Treasury Bond ETF 916,666 21,908,317
Total Fixed Income Funds
(cost $83,614,109) 74,694,909
Total Exchange Traded Funds
(cost $100,045,448) 88,334,533
Investment Contract 8 .6%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 109,725,037 109,725,037
Total Investment Contract
(cost $109,725,037) 109,725,037
Repurchase Agreements 2 .2%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $8,667,385,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072; total
market value $8,840,351.
(d)(e) 8,667,011 8,667,011
NatWest Markets Securities,
Inc., 1.49%, dated
6/30/2022, due 7/7/2022,
repurchase price
$20,005,795, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.13% - 2.88%,
maturing 1/15/2023 -
12/31/2028; total market
value $20,400,847.(d)(e) 20,000,000 20,000,000
Total Repurchase Agreements
(cost $28,667,011) 28,667,011
Total Investments
(cost $1,512,540,376) — 102.3% 1,306,535,224
Liabilities in excess of other assets — (2.3)% (29,338,717)
NET ASSETS — 100.0% $ 1,277,196,507
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2022. The total value of securities on loan as of June 30,
2022 was $33,167,238, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $28,667,011 and by $4,993,530 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 4.75%, and maturity dates ranging from
10/31/2022 – 11/15/2051, a total value of $33,660,541.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $28,667,011.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Capital Appreciation Fund - June 30, 2022 (Unaudited) - Statement of Investments - 23
Investment Companies 91 .4%
Shares Value ($)
Equity Funds 67.3%
Nationwide Multi-Cap Portfolio,
Class R6(a) 45,697,981 478,914,840
NVIT Emerging Markets Fund,
Class Y(a) 4,846,964 52,734,966
NVIT International Index Fund,
Class Y(a) 22,865,470 207,618,468
NVIT Mid Cap Index Fund, Class
Y(a) 1,354,867 30,172,882
Total Equity Funds
(cost $931,214,120) 769,441,156
Fixed Income Funds 24.1%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 6,583,392 60,106,372
NVIT Bond Index Fund, Class
Y(a) 19,772,109 190,009,972
NVIT Short Term Bond Fund,
Class Y(a) 2,571,496 25,046,376
Total Fixed Income Funds
(cost $303,674,388) 275,162,720
Total Investment Companies
(cost $1,234,888,508) 1,044,603,876
Exchange Traded Funds 5 .8%
Equity Fund 1.4%
iShares Core S&P Small-Cap
ETF 176,818 16,339,751
Total Equity Funds
(cost  $19,684,047) 16,339,751
Fixed Income Funds 4.4%
iShares 20+ Year Treasury Bond
ETF(b) 189,521 21,770,277
iShares 7-10 Year Treasury
Bond ETF 209,502 21,432,055
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 6,674 734,340
iShares U.S. Treasury Bond ETF 289,400 6,916,660
Total Fixed Income Funds
(cost $61,646,070) 50,853,332
Total Exchange Traded Funds
(cost $81,330,117) 67,193,083
Investment Contract 2 .8%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.15%
^∞(a)(c) 31,948,884 31,948,884
Total Investment Contract
(cost $31,948,884) 31,948,884
Repurchase Agreement 0 .2%
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $1,949,070,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072; total
market value $1,987,965.
(d)(e) 1,948,985 1,948,985
Total Repurchase Agreement
(cost $1,948,985) 1,948,985
Total Investments
(cost $1,350,116,494) — 100.2% 1,145,694,828
Liabilities in excess of other assets — (0.2)% (2,564,739)
NET ASSETS — 100.0% $ 1,143,130,089
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2022. The total value of securities on loan as of June 30,
2022 was $21,526,964, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,948,985 and by $20,092,550 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 4.75%, and maturity dates ranging from
10/31/2022 – 11/15/2051, a total value of $22,041,535.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $1,948,985.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

24 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
Investment Companies 77.2%
Shares Value ($)
Equity Funds 41.2%
Nationwide Multi-Cap Portfolio,
Class R6(a) 10,417,083 109,171,030
NVIT Emerging Markets Fund,
Class Y(a) 1,199,569 13,051,315
NVIT International Index Fund,
Class Y(a) 5,464,643 49,618,955
NVIT Mid Cap Index Fund, Class
Y(a) 298,577 6,649,306
Total Equity Funds
(cost $220,864,001) 178,490,606
Fixed Income Funds 36.0%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 3,712,800 33,897,868
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 177,681 1,705,738
NVIT Bond Index Fund, Class
Y(a) 10,635,512 102,207,271
NVIT Short Term Bond Fund,
Class Y(a) 1,849,119 18,010,415
Total Fixed Income Funds
(cost $171,485,379) 155,821,292
Total Investment Companies
(cost $392,349,380) 334,311,898
Exchange Traded Funds 6.4%
Equity Fund 1.0%
iShares Core S&P Small-Cap
ETF(b) 46,352 4,283,388
Total Equity Funds
(cost  $5,152,107) 4,283,388
Fixed Income Funds 5.4%
iShares 20+ Year Treasury Bond
ETF(b) 13,467 1,546,954
iShares 7-10 Year Treasury Bond
ETF(b) 141,134 14,438,008
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 6,418 706,173
iShares U.S. Treasury Bond
ETF(b) 288,472 6,894,481
Total Fixed Income Funds
(cost $26,357,956) 23,585,616
Total Exchange Traded Funds
(cost $31,510,063) 27,869,004
Investment Contract 9.3%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 40,293,080 40,293,080
Total Investment Contract
(cost $40,293,080) 40,293,080
Repurchase Agreements 2.5%
Principal
Amount ($) Value ($)
Bank of America NA, 1.55%,
dated 6/30/2022, due
7/1/2022, repurchase price
$3,000,130, collateralized
by U.S. Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
2/1/2043 - 6/1/2045; total
market value $3,060,000.
(d)(e) 3,000,000 3,000,000
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $7,503,376,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072; total
market value $7,653,113.
(d)(e) 7,503,052 7,503,052
Pershing LLC, 1.58%, dated
6/30/2022, due 7/1/2022,
repurchase price $500,022,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.13% - 8.50%,
maturing 10/25/2022 -
5/20/2072; total market
value $510,000.(d)(e) 500,000 500,000
Total Repurchase Agreements
(cost $11,003,052) 11,003,052
Total Investments
(cost $475,155,575) — 95.4% 413,477,034
Other assets in excess of liabilities — 4.6% 19,790,039
NET ASSETS — 100.0% $ 433,267,073

NVIT Investor Destinations Managed Growth & Income Fund - June 30, 2022 (Unaudited) - Statement of Investments - 25
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2022. The total value of securities on loan as of June 30,
2022 was $14,568,152, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $11,003,052 and by $3,806,970 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 4.75%, and maturity dates ranging from
7/15/2022 – 11/15/2051, a total value of $14,810,022.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $11,003,052.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
Futures contracts outstanding as of June 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (385) 9/2022 USD (35,739,550) 1,581,530
Russell 2000 E-Mini Index (101) 9/2022 USD (8,625,400) 512,220
S&P 500 E-Mini Index (234) 9/2022 USD (44,337,150) 1,997,962
S&P Midcap 400 E-Mini Index (86) 9/2022 USD (19,504,800) 1,242,294
Net contracts 5,334,006
As of June 30, 2022, the Fund had $6,168,676 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

26 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
Investment Companies 77.9%
Shares Value ($)
Equity Funds 49.2%
Nationwide Multi-Cap Portfolio,
Class R6(a) 32,055,886 335,945,680
NVIT Emerging Markets Fund,
Class Y(a) 3,839,144 41,769,892
NVIT International Index Fund,
Class Y(a) 15,733,604 142,861,127
NVIT Mid Cap Index Fund, Class
Y(a) 804,915 17,925,468
Total Equity Funds
(cost $669,980,942) 538,502,167
Fixed Income Funds 28.7%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 8,089,435 73,856,541
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 438,938 4,213,808
NVIT Bond Index Fund, Class
Y(a) 22,150,581 212,867,082
NVIT Short Term Bond Fund,
Class Y(a) 2,300,835 22,410,129
Total Fixed Income Funds
(cost $345,623,617) 313,347,560
Total Investment Companies
(cost $1,015,604,559) 851,849,727
Exchange Traded Funds 6.1%
Equity Fund 0.9%
iShares Core S&P Small-Cap
ETF(b) 105,606 9,759,050
Total Equity Funds
(cost  $11,738,866) 9,759,050
Fixed Income Funds 5.2%
iShares 20+ Year Treasury Bond
ETF(b) 100,339 11,525,941
iShares 7-10 Year Treasury
Bond ETF 319,884 32,724,133
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 10,318 1,135,290
iShares U.S. Treasury Bond
ETF(b) 473,380 11,313,782
Total Fixed Income Funds
(cost $65,295,993) 56,699,146
Total Exchange Traded Funds
(cost $77,034,859) 66,458,196
Investment Contract 5.9%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 64,235,971 64,235,971
Total Investment Contract
(cost $64,235,971) 64,235,971
Repurchase Agreement 0.1%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $844,120,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072; total
market value $860,964.(d)
(e) 844,083 844,083
Total Repurchase Agreement
(cost $844,083) 844,083
Total Investments
(cost $1,157,719,472) — 90.0% 983,387,977
Other assets in excess of liabilities — 10.0% 109,681,031
NET ASSETS — 100.0% $ 1,093,069,008
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2022. The total value of securities on loan as of June 30,
2022 was $16,950,921, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $844,083 and by $16,558,061 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 4.75%, and maturity dates ranging from
7/15/2022 – 5/15/2052, a total value of $17,402,144.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $844,083.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund

NVIT Investor Destinations Managed Growth Fund - June 30, 2022 (Unaudited) - Statement of Investments - 27
Futures contracts outstanding as of June 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (1,464) 9/2022 USD (135,903,120) 7,344,391
Russell 2000 E-Mini Index (385) 9/2022 USD (32,879,000) 2,352,110
S&P 500 E-Mini Index (888) 9/2022 USD (168,253,800) 9,456,966
S&P Midcap 400 E-Mini Index (325) 9/2022 USD (73,710,000) 5,594,731
Net contracts 24,748,198
As of June 30, 2022, the Fund had $23,411,736 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

28 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Aggressive
Fund
NVIT Investor
Destinations Moderately
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 308,051,517 $ 894,846,943
Investment securities of unaffiliated issuers, at value
*
9,858,534 42,112,296
Repurchase agreements, at value 3,150,954 5,483
Interest and dividends receivable 21 33
Security lending income receivable 254 1,543
Receivable for investments sold 203,343 435,394
Receivable for capital shares issued 42,634 5,124
Prepaid expenses 1,787 5,188
Total Assets 321,309,044 937,412,004
Liabilities:
Payable for capital shares redeemed 245,973 440,505
Payable upon return of securities loaned (Note 2) 3,150,954 5,483
Accrued expenses and other payables:
Investment advisory fees 34,867 103,228
Fund administration fees 25,355 37,155
Distribution fees 67,130 198,518
Administrative servicing fees 42,670 132,617
Accounting and transfer agent fees 129 337
Trustee fees 9 91
Custodian fees 4,571 16,671
Compliance program costs (Note 3) 360 1,097
Professional fees 11,790 12,467
Printing fees 16,141 34,782
Other 626 4,058
Total Liabilities 3,600,575 987,009
Net Assets $ 317,708,469 $ 936,424,995
* Includes value of securities on loan (Note 2) 3,173,371 6,308,682
Cost of investment securities of affiliated issuers 367,529,633 1,053,956,433
Cost of investment securities of unaffiliated issuers 11,008,869 47,833,160
Cost of repurchase agreements 3,150,954 5,483
Represented by:
Capital $ 283,157,528 $ 757,733,885
Total distributable earnings (loss) 34,550,941 178,691,110
Net Assets $ 317,708,469 $ 936,424,995

Investor Destinations Funds - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 29
NVIT Investor
Destinations Moderate
Fund
NVIT Investor
Destinations Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
$ 1,812,679,197 $ 558,202,784 $ 520,658,187
124,983,342 63,680,055 67,601,433
3,150,862 21,206,748 8,918,572
94 38 16
6,909 2,956 3,524
191,935 190,244 295,800
5,306 166 46,162
10,454 3,260 3,056
1,941,028,099 643,286,251 597,526,750
197,213 190,402 341,954
3,150,862 21,206,748 8,918,572
212,029 67,574 63,392
62,327 30,980 30,239
407,751 129,952 121,910
272,841 82,166 73,566
679 235 214
363 129 69
38,457 13,115 12,435
2,280 727 668
14,147 12,620 12,609
57,908 23,220 18,568
11,879 4,169 3,379
4,428,736 21,762,037 9,597,575
$ 1,936,599,363 $ 621,524,214 $ 587,929,175
38,369,826 30,679,955 16,767,329
2,123,472,427 633,168,259 572,624,047
144,969,521 72,469,256 77,176,697
3,150,862 21,206,748 8,918,572
$ 1,639,623,395 $ 579,339,266 $ 597,414,381
296,975,968 42,184,948 (9,485,206)
$ 1,936,599,363 $ 621,524,214 $ 587,929,175

30 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Aggressive
Fund
NVIT Investor
Destinations Moderately
Aggressive Fund
Net Assets:
Class II Shares $ 283,393,037 $ 851,189,399
Class P Shares 34,315,432 85,235,596
Total $ 317,708,469 $ 936,424,995
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 24,124,366 72,042,320
Class P Shares 2,937,718 7,270,340
Total 27,062,084 79,312,660
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 11 .75 $ 11 .82
Class P Shares $ 11 .68 $ 11 .72

Investor Destinations Funds - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 31
NVIT Investor
Destinations Moderate
Fund
NVIT Investor
Destinations Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
$ 1,898,327,856 $ 618,859,375 $ 584,292,873
38,271,507 2,664,839 3,636,302
$ 1,936,599,363 $ 621,524,214 $ 587,929,175
174,097,400 60,604,763 61,063,935
3,526,343 262,551 381,119
177,623,743 60,867,314 61,445,054
$ 10 .90 $ 10 .21 $ 9 .57
$ 10 .85 $ 10 .15 $ 9 .54

32 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Balanced
Fund
NVIT Investor
Destinations Capital
Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value $ 1,189,533,680 $ 1,076,552,760
Investment securities of unaffiliated issuers, at value
*
88,334,533 67,193,083
Repurchase agreements, at value 28,667,011 1,948,985
Cash — —
Deposits with broker for futures contracts — —
Interest and dividends receivable 4 1
Security lending income receivable 10,028 5,700
Receivable for investments sold 597,868 149,586
Receivable for capital shares issued 4 1,293
Receivable for variation margin on futures contracts — —
Receivable for reimbursement from investment adviser (Note 3) — —
Prepaid expenses 6,765 6,296
Total Assets 1,307,149,893 1,145,857,704
Liabilities:
Payable for capital shares redeemed 597,854 150,741
Payable upon return of securities loaned (Note 2) 28,667,011 1,948,985
Accrued expenses and other payables:
Investment advisory fees 139,259 125,561
Fund administration fees 43,328 47,401
Distribution fees 267,808 241,466
Administrative servicing fees 159,214 146,257
Accounting and transfer agent fees 433 407
Trustee fees 137 267
Custodian fees 25,437 22,447
Compliance program costs (Note 3) 1,482 1,361
Professional fees 13,253 12,960
Printing fees 31,571 23,336
Other 6,599 6,426
Total Liabilities 29,953,386 2,727,615
Net Assets $ 1,277,196,507 $ 1,143,130,089
* Includes value of securities on loan (Note 2) 33,167,238 21,526,964
Cost of investment securities of affiliated issuers 1,383,827,917 1,266,837,392
Cost of investment securities of unaffiliated issuers 100,045,448 81,330,117
Cost of repurchase agreements 28,667,011 1,948,985
Represented by:
Capital $ 1,182,124,593 $ 904,542,168
Total distributable earnings (loss) 95,071,914 238,587,921
Net Assets $ 1,277,196,507 $ 1,143,130,089

Investor Destinations Funds - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 33
NVIT Investor
Destinations Managed
Growth & Income Fund
NVIT Investor
Destinations Managed
Growth Fund
$ 374,604,978 $ 916,085,698
27,869,004 66,458,196
11,003,052 844,083
23,979,976 84,426,081
6,283,242 23,583,635
20,956 72,250
2,112 4,977
149,013 163,748
46 —
759,803 2,997,346
19,750 32,031
2,219 5,647
444,694,151 1,094,673,692
160,498 167,772
11,003,052 844,083
53,936 136,093
27,585 39,843
89,551 225,967
53,119 132,373
141 340
19 68
7,726 18,622
484 1,226
13,386 14,001
15,900 20,868
1,681 3,428
11,427,078 1,604,684
$ 433,267,073 $ 1,093,069,008
14,568,152 16,950,921
432,642,460 1,079,840,530
31,510,063 77,034,859
11,003,052 844,083
$ 442,487,404 $ 1,041,789,341
(9,220,331) 51,279,667
$ 433,267,073 $ 1,093,069,008

34 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Balanced
Fund
NVIT Investor
Destinations Capital
Appreciation Fund
Net Assets:
Class I Shares $ — $ —
Class II Shares 1,266,534,719 1,128,761,706
Class P Shares 10,661,788 14,368,383
Total $ 1,277,196,507 $ 1,143,130,089
Shares Outstanding (unlimited number of shares authorized):
Class I Shares — —
Class II Shares 86,079,431 68,428,620
Class P Shares 725,827 874,680
Total 86,805,258 69,303,300
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ — $ —
Class II Shares $ 14 .71 $ 16 .50
Class P Shares $ 14 .69 $ 16 .43

Investor Destinations Funds - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 35
NVIT Investor
Destinations Managed
Growth & Income Fund
NVIT Investor
Destinations Managed
Growth Fund
$ 1,751,168 $ 4,392,015
431,515,905 1,088,676,993
— —
$ 433,267,073 $ 1,093,069,008
166,636 386,600
41,245,088 96,250,472
— —
41,411,724 96,637,072
$ 10 .51 $ 11 .36
$ 10 .46 $ 11 .31
$ — $ —

36 - Statements of Operations - For the Six Months Ended June 30, 2022 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
NVIT Investor
Destinations
Moderately
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 172,368 $ 636,124
Dividend income from unaffiliated issuers 74,650 285,619
Interest income from affiliated issuers 33,972 187,802
Income from securities lending (Note 2) 3,203 13,194
Interest income (unaffiliated) 133 123
Total Income 284,326 1,122,862
EXPENSES:
Investment advisory fees 230,143 689,620
Fund administration fees 61,767 138,433
Distribution fees Class II Shares 395,382 1,208,571
Distribution fees Class P Shares 47,230 117,458
Administrative servicing fees Class II Shares 237,215 725,088
Professional fees 11,618 24,383
Printing fees 7,043 11,738
Trustee fees 5,529 16,716
Custodian fees 9,134 26,097
Accounting and transfer agent fees 304 541
Compliance program costs (Note 3) 715 2,146
Other 3,973 12,772
Total Expenses 1,010,053 2,973,563
NET INVESTMENT INCOME/(LOSS) (725,727) (1,850,701)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 104,302 4,457,060
Transactions in investment securities of unaffiliated issuers (16,676) (11,919)
Net realized gains (losses) 87,626 4,445,141
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (80,036,570) (228,655,789)
Investment securities of unaffiliated issuers (1,501,934) (7,128,863)
Net change in unrealized appreciation/depreciation (81,538,504) (235,784,652)
Net realized/unrealized gains (losses) (81,450,878) (231,339,511)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (82,176,605) $ (233,190,212)

Investor Destinations Funds - For the Six Months Ended June 30, 2022 (Unaudited) - Statements of Operations - 37
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
$ 2,152,837 $ 1,455,873 $ 1,907,460
629,754 388,482 334,594
1,532,722 807,242 1,100,063
62,827 26,751 35,299
642 335 401
4,378,782 2,678,683 3,377,817
1,416,199 447,843 412,579
254,847 98,024 92,184
2,670,949 857,658 788,193
51,937 3,464 5,128
1,602,430 514,547 472,868
44,457 17,499 16,267
19,094 9,419 8,179
34,433 10,886 10,010
51,894 15,875 13,940
919 405 385
4,409 1,393 1,283
27,219 8,881 7,911
6,178,787 1,985,894 1,828,927
(1,800,005) 692,789 1,548,890
(8,247,924) (391,528) 1,117,260
(184,586) (128,678) (94,941)
(8,432,510) (520,206) 1,022,319
(382,382,487) (96,343,596) (68,942,253)
(17,825,280) (9,086,861) (7,983,018)
(400,207,767) (105,430,457) (76,925,271)
(408,640,277) (105,950,663) (75,902,952)
$ (410,440,282) $ (105,257,874) $ (74,354,062)

38 - Statements of Operations - For the Six Months Ended June 30, 2022 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Balanced Fund
NVIT Investor
Destinations Capital
Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 1,707,962 $ 865,158
Interest income from affiliated issuers 1,466,510 448,355
Dividend income from unaffiliated issuers 415,554 408,539
Income from securities lending (Note 2) 56,290 43,839
Interest income from unaffiliated issuers 364 156
Total Income 3,646,680 1,766,047
EXPENSES:
Investment advisory fees 917,675 843,345
Fund administration fees 176,359 159,272
Distribution fees Class II Shares 1,750,411 1,601,493
Distribution fees Class P Shares 14,132 19,936
Administrative servicing fees Class I Shares — —
Administrative servicing fees Class II Shares 1,050,152 960,817
Professional fees 30,385 29,125
Printing fees 11,334 9,600
Trustee fees 22,290 20,505
Custodian fees 33,612 31,898
Accounting and transfer agent fees 553 539
Compliance program costs (Note 3) 2,853 2,625
Other 17,270 16,117
Total expenses before expenses reimbursed 4,027,026 3,695,272
Expenses reimbursed by adviser (Note 3) — —
Net Expenses 4,027,026 3,695,272
NET INVESTMENT LOSS (380,346) (1,929,225)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (108,680) 6,705,774
Transactions in investment securities of unaffiliated issuers (148,555) (322,735)
Expiration or closing of futures contracts (Note 2) — —
Net realized gains (losses) (257,235) 6,383,039
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (222,558,597) (257,294,134)
Investment securities of unaffiliated issuers (10,693,281) (12,767,302)
Futures contracts (Note 2) — —
Net change in unrealized appreciation/depreciation (233,251,878) (270,061,436)
Net realized/unrealized gains (losses) (233,509,113) (263,678,397)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (233,889,459) $ (265,607,622)

Investor Destinations Funds - For the Six Months Ended June 30, 2022 (Unaudited) - Statements of Operations - 39
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 527,159 $ 1,172,221
486,543 802,539
128,861 345,504
17,627 36,020
36,335 110,372
1,196,525 2,466,656
346,526 873,445
73,736 149,926
575,428 1,450,193
— —
1,297 3,395
345,229 870,050
13,539 26,004
6,762 8,019
7,237 18,259
9,805 25,455
209 421
928 2,338
5,413 13,468
1,386,109 3,440,973
(117,062) (184,304)
1,269,047 3,256,669
(72,522) (790,013)
(757,572) (2,855,244)
(18,814) (112,069)
2,738,117 17,133,231
1,961,731 14,165,918
(67,559,017) (187,455,518)
(3,336,137) (9,475,453)
5,612,335 24,593,331
(65,282,819) (172,337,640)
(63,321,088) (158,171,722)
$ (63,393,610) $ (158,961,735)

The accompanying notes are an integral part of these financial statements.
40 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ (725,727) $ 11,291,313
Net realized gains (losses) 87,626 93,726,894
Net change in unrealized appreciation/depreciation (81,538,504) (52,386,980)
Change in net assets resulting from operations (82,176,605) 52,631,227
Distributions to Shareholders From:
Distributable earnings:
Class II — (6,228,528)
Class P — (736,823)
Change in net assets from shareholder distributions — (6,965,351)
Change in net assets from capital transactions 775,336 23,401,467
Change in net assets (81,401,269) 69,067,343
Net Assets:
Beginning of period 399,109,738 330,042,395
End of period $ 317,708,469 $ 399,109,738
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 15,666,145 $ 51,639,121
Dividends reinvested — 6,228,528
Cost of shares redeemed (16,974,672) (37,366,454)
Total Class II Shares (1,308,527) 20,501,195
Class P Shares
Proceeds from shares issued 2,635,705 4,206,867
Dividends reinvested — 736,823
Cost of shares redeemed (551,842) (2,043,418)
Total Class P Shares 2,083,863 2,900,272
Change in net assets from capital transactions $ 775,336 $ 23,401,467
SHARE TRANSACTIONS:
Class II Shares
Issued 1,198,800 3,642,581
Reinvested — 427,784
Redeemed (1,255,575) (2,618,755)
Total Class II Shares (56,775) 1,451,610
Class P Shares
Issued 193,697 296,734
Reinvested — 50,956
Redeemed (41,345) (144,193)
Total Class P Shares 152,352 203,497
Total change in shares 95,577 1,655,107

Investor Destinations Funds - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 41
NVIT Investor Destinations Moderately Aggressive Fund NVIT Investor Destinations Moderate Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
$ (1,850,701) $ 34,028,255 $ (1,800,005) $ 65,909,813
4,445,141 338,079,045 (8,432,510) 614,167,690
(235,784,652) (221,950,110) (400,207,767) (432,704,646)
(233,190,212) 150,157,190 (410,440,282) 247,372,857
— (18,061,320) — (32,700,878)
— (1,802,831) — (683,200)
— (19,864,151) — (33,384,078)
(34,522,850) (50,550,731) (125,886,388) (236,530,480)
(267,713,062) 79,742,308 (536,326,670) (22,541,701)
1,204,138,057 1,124,395,749 2,472,926,033 2,495,467,734
$ 936,424,995 $ 1,204,138,057 $ 1,936,599,363 $ 2,472,926,033
$ 12,674,585 $ 34,409,883 $ 8,505,202 $ 20,227,499
— 18,061,320 — 32,700,878
(48,826,484) (106,834,314) (135,090,609) (297,113,286)
(36,151,899) (54,363,111) (126,585,407) (244,184,909)
3,313,948 7,168,315 1,949,005 9,225,958
— 1,802,831 — 683,200
(1,684,899) (5,158,766) (1,249,986) (2,254,729)
1,629,049 3,812,380 699,019 7,654,429
$ (34,522,850) $ (50,550,731) $ (125,886,388) $ (236,530,480)
948,107 2,412,340 713,970 1,594,676
— 1,247,329 — 2,517,389
(3,709,403) (7,569,715) (11,325,500) (23,292,870)
(2,761,296) (3,910,046) (10,611,530) (19,180,805)
253,917 510,356 164,011 731,884
— 125,633 — 52,920
(130,460) (366,987) (108,081) (175,945)
123,457 269,002 55,930 608,859
(2,637,839) (3,641,044) (10,555,600) (18,571,946)

The accompanying notes are an integral part of these financial statements.
42 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - Investor Destinations Funds
NVIT Investor Destinations Moderately Conservative Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ 692,789 $ 17,933,612
Net realized gains (losses) (520,206) 116,714,247
Net change in unrealized appreciation/depreciation (105,430,457) (82,903,898)
Change in net assets resulting from operations (105,257,874) 51,743,961
Distributions to Shareholders From:
Distributable earnings:
Class II — (8,319,225)
Class P — (38,797)
Change in net assets from shareholder distributions — (8,358,022)
Change in net assets from capital transactions (47,297,460) (81,843,197)
Change in net assets (152,555,334) (38,457,258)
Net Assets:
Beginning of period 774,079,548 812,536,806
End of period $ 621,524,214 $ 774,079,548
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 8,855,777 $ 14,126,406
Dividends reinvested — 8,319,225
Cost of shares redeemed (56,251,320) (104,301,492)
Total Class II Shares (47,395,543) (81,855,861)
Class P Shares
Proceeds from shares issued 229,357 424,077
Dividends reinvested — 38,797
Cost of shares redeemed (131,274) (450,210)
Total Class P Shares 98,083 12,664
Change in net assets from capital transactions $ (47,297,460) $ (81,843,197)
SHARE TRANSACTIONS:
Class II Shares
Issued 812,798 1,216,054
Reinvested — 704,422
Redeemed (5,136,207) (8,957,381)
Total Class II Shares (4,323,409) (7,036,905)
Class P Shares
Issued 21,773 36,674
Reinvested — 3,310
Redeemed (12,302) (38,963)
Total Class P Shares 9,471 1,021
Total change in shares (4,313,938) (7,035,884)

Investor Destinations Funds - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 43
NVIT Investor Destinations Conservative Fund NVIT Investor Destinations Balanced Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
$ 1,548,890 $ 13,599,107 $ (380,346) $ 36,882,792
1,022,319 45,868,818 (257,235) 275,140,812
(76,925,271) (39,685,652) (233,251,878) (182,827,246)
(74,354,062) 19,782,273 (233,889,459) 129,196,358
— (5,982,951) — (18,277,252)
— (45,665) — (159,072)
— (6,028,616) — (18,436,324)
(40,575,533) (106,215,705) (69,084,062) (162,663,846)
(114,929,595) (92,462,048) (302,973,521) (51,903,812)
702,858,770 795,320,818 1,580,170,028 1,632,073,840
$ 587,929,175 $ 702,858,770 $ 1,277,196,507 $ 1,580,170,028
$ 20,760,031 $ 59,842,982 $ 4,350,631 $ 23,055,977
— 5,982,951 — 18,277,252
(60,963,095) (171,922,703) (73,703,070) (204,091,989)
(40,203,064) (106,096,770) (69,352,439) (162,758,760)
308,468 1,107,199 528,865 1,111,440
— 45,665 — 159,072
(680,937) (1,271,799) (260,488) (1,175,598)
(372,469) (118,935) 268,377 94,914
$ (40,575,533) $ (106,215,705) $ (69,084,062) $ (162,663,846)
2,072,452 5,612,428 273,374 1,360,148
— 556,036 — 1,062,014
(6,020,043) (16,184,043) (4,613,477) (12,072,533)
(3,947,591) (10,015,579) (4,340,103) (9,650,371)
29,948 104,227 33,958 65,862
— 4,264 — 9,270
(68,618) (118,522) (16,567) (69,887)
(38,670) (10,031) 17,391 5,245
(3,986,261) (10,025,610) (4,322,712) (9,645,126)

The accompanying notes are an integral part of these financial statements.
44 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - Investor Destinations Funds
NVIT Investor Destinations Capital Appreciation Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ (1,929,225) $ 39,233,625
Net realized gains 6,383,039 408,795,041
Net change in unrealized appreciation/depreciation (270,061,436) (274,862,236)
Change in net assets resulting from operations (265,607,622) 173,166,430
Distributions to Shareholders From:
Distributable earnings:
Class I — —
Class II — (24,834,954)
Class P — (311,067)
Change in net assets from shareholder distributions — (25,146,021)
Change in net assets from capital transactions (76,641,201) (139,953,256)
Change in net assets (342,248,823) 8,067,153
Net Assets:
Beginning of period 1,485,378,912 1,477,311,759
End of period $ 1,143,130,089 $ 1,485,378,912
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class I Shares — —
Class II Shares
Proceeds from shares issued 1,410,518 7,228,528
Dividends reinvested — 24,834,954
Cost of shares redeemed (78,008,888) (173,447,708)
Total Class II Shares (76,598,370) (141,384,226)
Class P Shares
Proceeds from shares issued 583,365 1,640,374
Dividends reinvested — 311,067
Cost of shares redeemed (626,196) (520,471)
Total Class P Shares (42,831) 1,430,970
Change in net assets from capital transactions $ (76,641,201) $ (139,953,256)

Investor Destinations Funds - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 45
NVIT Investor Destinations Managed Growth & Income
Fund NVIT Investor Destinations Managed Growth Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
$ (72,522) $ 11,304,683 $ (790,013) $ 30,397,384
1,961,731 73,089,794 14,165,918 256,606,092
(65,282,819) (47,851,870) (172,337,640) (143,128,099)
(63,393,610) 36,542,607 (158,961,735) 143,875,377
— (43,914) — (185,907)
— (12,773,762) — (48,716,561)
— — — —
— (12,817,676) — (48,902,468)
(15,663,072) (7,639,106) (39,588,938) (17,431,954)
(79,056,682) 16,085,825 (198,550,673) 77,540,955
512,323,755 496,237,930 1,291,619,681 1,214,078,726
$ 433,267,073 $ 512,323,755 $ 1,093,069,008 $ 1,291,619,681
$ 348,354 $ 284,294 $ 315,255 $ 901,319
— 43,914 — 185,907
(41,213) (129,168) (111,267) (207,807)
307,141 199,040 203,988 879,419
4,086,128 13,616,150 8,608,991 15,790,966
— 12,773,762 — 48,716,561
(20,056,341) (34,228,058) (48,401,917) (82,818,900)
(15,970,213) (7,838,146) (39,792,926) (18,311,373)
— — — —
— — — —
— — — —
— — — —
$ (15,663,072) $ (7,639,106) $ (39,588,938) $ (17,431,954)

The accompanying notes are an integral part of these financial statements.
46 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - Investor Destinations Funds
NVIT Investor Destinations Capital Appreciation Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class I Shares — —
Class II Shares
Issued 77,074 375,125
Reinvested — 1,245,484
Redeemed (4,256,249) (8,844,950)
Total Class II Shares (4,179,175) (7,224,341)
Class P Shares
Issued 32,208 84,125
Reinvested — 15,687
Redeemed (35,256) (27,057)
Total Class P Shares (3,048) 72,755
Total change in shares (4,182,223) (7,151,586)

Investor Destinations Funds - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 47
NVIT Investor Destinations Managed Growth & Income
Fund NVIT Investor Destinations Managed Growth Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
31,024 24,014 25,966 71,164
— 3,663 — 14,389
(3,736) (10,787) (9,230) (16,062)
27,288 16,890 16,736 69,491
374,963 1,146,986 718,997 1,239,454
— 1,068,040 — 3,779,407
(1,801,887) (2,893,840) (4,073,235) (6,494,464)
(1,426,924) (678,814) (3,354,238) (1,475,603)
— — — —
— — — —
— — — —
— — — —
(1,399,636) (661,924) (3,337,502) (1,406,112)

48 - Statements of Cash Flows - For the Six Months Ended June 30, 2022 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
INCREASE (DECREASE) IN CASH
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets from operations $ (105,257,874) $ (74,354,062)
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities of affiliated issuers (25,106,984) (35,068,798)
Proceeds from disposition of investment securities of affiliated issuers 95,203,890 105,564,526
Purchase of investment securities of unaffiliated issuers (22,738,376) (29,172,941)
Proceeds from disposition of investment securities of unaffiliated issuers 1,566,858 758,014
Proceeds from disposition (Purchase) of short-term investments, net (3,226,454) 33,667,996
Reinvestment of dividend income from affiliated issuers (1,455,873) (1,907,460)
Reinvestment of interest income from affiliated issuers (807,242) (1,100,063)
Change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers 96,343,596 68,942,253
Change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers 9,086,861 7,983,018
Net realized (gain) loss from transactions in investment securities of affiliated issuers 391,528 (1,117,260)
Net realized (gain) loss from transactions in investment securities of unaffiliated issuers 128,678 94,941
(Increase) decrease in receivable for reimbursement from investment adviser – –
(Increase) decrease in receivable for investments sold (190,244) (285,150)
(Increase) decrease in securities lending income receivable 1,531 (295)
(Increase) decrease in interest and dividends receivable (33) (15)
(Increase) decrease in variation margin receivable – –
(Increase) decrease in prepaid expenses (2,621) (2,395)
Increase (decrease) in payable for investments purchased (34,257) –
Increase (decrease) in collateral for securities lending payable 3,226,454 (33,667,996)
Increase (decrease) in investment advisory fees payable (17,607) (14,079)
Increase (decrease) in fund administration fees payable (170) 549
Increase (decrease) in distribution fees payable (33,972) (27,173)
Increase (decrease) in administrative servicing fees payable (19,803) (15,721)
Increase (decrease) in accounting and transfer agent fees payable 22 13
Increase (decrease) in trustee fees payable 82 17
Increase (decrease) in custodian fees payable 6,209 5,124
Increase (decrease) in compliance program costs payable 44 54
Increase (decrease) in professional fees payable 1,984 1,814
Increase (decrease) in printing fees payable 6,676 5,633
Increase (decrease) in other payables (2,761) (2,721)
Net cash provided by (used by) operating activities 47,070,142 40,287,823
Cash flows provided by (used in) financing activities
Proceeds from shares issued 9,179,823 21,125,617
Cost of shares redeemed (56,249,965) (61,413,440)
Net cash provided by (used by) financing activities (47,070,142) (40,287,823)
Net increase (decrease) in cash – –
Cash and restricted cash:
Beginning of period – –
End of period $ – $ –
Reconciliation of cash and restricted cash at the end of the period to the
Statement of Assets and Liabilities:
Cash $ – $ –
Restricted cash:
Deposits with broker for futures – –
$ – $ –
Supplemental disclosure of cash flow information:

Investor Destinations Funds - For the Six Months Ended June 30, 2022 (Unaudited) - Statements of Cash Flows - 49
NVIT Investor
Destinations Managed
Growth & Income Fund
$ (63,393,610)
(17,904,164)
44,347,962
(10,422,354)
252,226
6,296,165
(527,159)
(486,543)
67,559,017
3,336,137
757,572
18,814
(142)
(149,013)
(446)
(19,139)
(648,195)
(1,796)
(676,979)
(6,296,165)
(10,844)
1,602
(18,042)
(10,550)
32
(14)
3,791
35
2,075
5,403
(2,146)
22,013,530
5,202,432
(19,943,502)
(14,741,070)
7,272,460
22,990,758
$ 30,263,218
$ 23,979,976
6,283,242
$ 30,263,218

50 - Statements of Cash Flows - For the Six Months Ended June 30, 2022 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers, interest income from affiliated issuers and realized gains distributions from affiliated issuers, as applicable. $2,263,115 $3,007,523

Investor Destinations Funds - For the Six Months Ended June 30, 2022 (Unaudited) - Statements of Cash Flows - 51
NVIT Investor
Destinations Managed
Growth & Income Fund
$1,013,702

52 - Financial Highlights - June 30, 2022 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2022 (Unaudited) $ 14.81 $ (0.03) $ (3.03) $ (3.06) $ — $ — $ — $ 11.75 (20.66)% $ 283,393 0.59% (0.43)% 0.59% 11.74%
12/31/2021 13.05 0.43 1.59 2.02 (0.02) (0.24) (0.26) 14.81 15.50% 358,122 0.58% 2.99% 0.58% 61.15%
12/31/2020 12.40 0.18 1.30 1.48 (0.03) (0.80) (0.83) 13.05 12.82% 296,578 0.59% 1.53% 0.59% 15.71%
12/31/2019 11.21 0.23 2.34 2.57 (0.24) (1.14) (1.38) 12.40 23.73% 267,228 0.59% 1.86% 0.59% 12.92%(g)
12/31/2018 13.60 0.19 (1.27) (1.08) (0.19) (1.12) (1.31) 11.21 (8.85)% 241,290 0.59% 1.42% 0.59% 17.14%
12/31/2017 12.56 0.19 2.06 2.25 (0.20) (1.01) (1.21) 13.60 18.43% 297,793 0.59% 1.46% 0.59% 17.58%
Class P Shares
6/30/2022 (Unaudited) 14.72 (0.02) (3.02) (3.04) — — — 11.68 (20.65)% 34,315 0.44% (0.28)% 0.44% 11.74%
12/31/2021 12.96 0.45 1.58 2.03 (0.03) (0.24) (0.27) 14.72 15.74% 40,988 0.43% 3.18% 0.43% 61.15%
12/31/2020 12.30 0.20 1.29 1.49 (0.03) (0.80) (0.83) 12.96 13.00% 33,465 0.44% 1.75% 0.44% 15.71%
12/31/2019 11.14 0.27 2.29 2.56 (0.26) (1.14) (1.40) 12.30 23.80% 26,844 0.44% 2.19% 0.44% 12.92%(g)
12/31/2018 13.52 0.22 (1.27) (1.05) (0.21) (1.12) (1.33) 11.14 (8.66)% 19,453 0.44% 1.70% 0.44% 17.14%
12/31/2017 12.49 0.25 2.02 2.27 (0.23) (1.01) (1.24) 13.52 18.65% 19,072 0.44% 1.88% 0.44% 17.58%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - June 30, 2022 (Unaudited) - Financial Highlights - 53
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderately Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2022 (Unaudited) $ 14.70 $ (0.02) $ (2.86) $ (2.88) $ — $ — $ — $ 11.82 (19.59)% $ 851,189 0.57% (0.36)% 0.57% 8.13%
12/31/2021 13.15 0.40 1.39 1.79 (0.02) (0.22) (0.24) 14.70 13.63% 1,099,938 0.57% 2.85% 0.57% 59.87%
12/31/2020 12.51 0.18 1.27 1.45 (0.03) (0.78) (0.81) 13.15 12.33% 1,034,734 0.58% 1.49% 0.58% 13.54%
12/31/2019 11.58 0.24 2.19 2.43 (0.25) (1.25) (1.50) 12.51 21.83% 1,021,891 0.57% 1.89% 0.57% 11.88%(g)
12/31/2018 14.11 0.21 (1.17) (0.96) (0.21) (1.36) (1.57) 11.58 (7.73)% 958,862 0.57% 1.54% 0.57% 10.53%
12/31/2017 13.12 0.21 1.92 2.13 (0.22) (0.92) (1.14) 14.11 16.68% 1,188,296 0.57% 1.49% 0.57% 11.81%
Class P Shares
6/30/2022 (Unaudited) 14.58 (0.01) (2.85) (2.86) — — — 11.72 (19.62)% 85,236 0.42% (0.21)% 0.42% 8.13%
12/31/2021 13.04 0.44 1.36 1.80 (0.04) (0.22) (0.26) 14.58 13.84% 104,200 0.42% 3.14% 0.42% 59.87%
12/31/2020 12.39 0.21 1.25 1.46 (0.03) (0.78) (0.81) 13.04 12.53% 89,662 0.43% 1.75% 0.43% 13.54%
12/31/2019 11.48 0.28 2.16 2.44 (0.28) (1.25) (1.53) 12.39 22.04% 75,487 0.42% 2.22% 0.42% 11.88%(g)
12/31/2018 14.01 0.26 (1.19) (0.93) (0.24) (1.36) (1.60) 11.48 (7.61)% 57,797 0.42% 1.90% 0.42% 10.53%
12/31/2017 13.04 0.26 1.88 2.14 (0.25) (0.92) (1.17) 14.01 16.83% 55,404 0.42% 1.86% 0.42% 11.81%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

54 - Financial Highlights - June 30, 2022 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2022 (Unaudited) $ 13.14 $ (0.01) $ (2.23) $ (2.24) $ — $ — $ — $ 10.90 (17.05)% $ 1,898,328 0.57% (0.17)% 0.57% 6.18%
12/31/2021 12.07 0.33 0.91 1.24 (0.02) (0.15) (0.17) 13.14 10.31% 2,427,562 0.57% 2.61% 0.57% 50.07%
12/31/2020 11.60 0.18 0.97 1.15 (0.02) (0.66) (0.68) 12.07 10.34% 2,461,085 0.57% 1.56% 0.57% 12.14%
12/31/2019 11.06 0.24 1.66 1.90 (0.25) (1.11) (1.36) 11.60 17.74% 2,501,624 0.57% 1.99% 0.57% 11.80%(g)
12/31/2018 13.02 0.22 (0.89) (0.67) (0.22) (1.07) (1.29) 11.06 (5.68)% 2,385,345 0.57% 1.73% 0.57% 11.64%
12/31/2017 12.47 0.21 1.37 1.58 (0.23) (0.80) (1.03) 13.02 12.93% 2,859,354 0.57% 1.62% 0.57% 10.36%
Class P Shares
6/30/2022 (Unaudited) 13.07 — (2.22) (2.22) — — — 10.85 (16.99)% 38,272 0.42% (0.02)% 0.42% 6.18%
12/31/2021 12.02 0.39 0.86 1.25 (0.05) (0.15) (0.20) 13.07 10.44% 45,364 0.42% 3.08% 0.42% 50.07%
12/31/2020 11.53 0.22 0.95 1.17 (0.02) (0.66) (0.68) 12.02 10.59% 34,383 0.42% 1.98% 0.42% 12.14%
12/31/2019 11.01 0.27 1.63 1.90 (0.27) (1.11) (1.38) 11.53 17.83% 25,394 0.42% 2.28% 0.42% 11.80%(g)
12/31/2018 12.97 0.26 (0.90) (0.64) (0.25) (1.07) (1.32) 11.01 (5.53)% 20,920 0.42% 2.03% 0.42% 11.64%
12/31/2017 12.42 0.24 1.36 1.60 (0.25) (0.80) (1.05) 12.97 13.16% 20,936 0.42% 1.86% 0.42% 10.36%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - June 30, 2022 (Unaudited) - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderately Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2022 (Unaudited) $ 11.88 $ 0.01 $ (1.68) $ (1.67) $ — $ — $ — $ 10.21 (14.06)% $ 618,859 0.58% 0.20% 0.58% 7.17%
12/31/2021 11.25 0.26 0.49 0.75 (0.02) (0.10) (0.12) 11.88 6.71% 771,094 0.58% 2.24% 0.58% 34.00%
12/31/2020 10.68 0.16 0.73 0.89 (0.01) (0.31) (0.32) 11.25 8.55% 809,718 0.58% 1.54% 0.58% 14.41%
12/31/2019 10.14 0.22 1.12 1.34 (0.23) (0.57) (0.80) 10.68 13.48% 825,375 0.58% 2.01% 0.58% 8.43%(g)
12/31/2018 11.37 0.21 (0.61) (0.40) (0.21) (0.62) (0.83) 10.14 (3.73)% 804,423 0.57% 1.87% 0.57% 10.79%
12/31/2017 11.07 0.20 0.80 1.00 (0.21) (0.49) (0.70) 11.37 9.21% 929,931 0.57% 1.72% 0.57% 10.93%
Class P Shares
6/30/2022 (Unaudited) 11.80 0.02 (1.67) (1.65) — — — 10.15 (13.98)% 2,665 0.43% 0.36% 0.43% 7.17%
12/31/2021 11.18 0.28 0.49 0.77 (0.05) (0.10) (0.15) 11.80 6.87% 2,985 0.43% 2.45% 0.43% 34.00%
12/31/2020 10.60 0.19 0.71 0.90 (0.01) (0.31) (0.32) 11.18 8.71% 2,818 0.43% 1.83% 0.43% 14.41%
12/31/2019 10.07 0.24 1.11 1.35 (0.25) (0.57) (0.82) 10.60 13.67% 2,293 0.43% 2.28% 0.43% 8.43%(g)
12/31/2018 11.30 0.24 (0.62) (0.38) (0.23) (0.62) (0.85) 10.07 (3.58)% 1,926 0.42% 2.14% 0.42% 10.79%
12/31/2017 11.01 0.22 0.79 1.01 (0.23) (0.49) (0.72) 11.30 9.33% 1,893 0.42% 1.90% 0.42% 10.93%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

56 - Financial Highlights - June 30, 2022 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2022 (Unaudited) $ 10.74 $ 0.02 $ (1.19) $ (1.17) $ — $ — $ — $ 9.57 (10.89)% $ 584,293 0.58% 0.49% 0.58% 10.44%
12/31/2021 10.54 0.20 0.09 0.29 (0.02) (0.07) (0.09) 10.74 2.75% 698,366 0.58% 1.86% 0.58% 25.65%
12/31/2020 9.98 0.17 0.50 0.67 (0.01) (0.10) (0.11) 10.54 6.71% 790,805 0.58% 1.66% 0.58% 22.58%
12/31/2019 9.50 0.20 0.70 0.90 (0.22) (0.20) (0.42) 9.98 9.53% 688,613 0.58% 2.06% 0.58% 15.84%(g)
12/31/2018 10.08 0.20 (0.38) (0.18) (0.20) (0.20) (0.40) 9.50 (1.80)% 683,885 0.58% 2.02% 0.58% 16.29%
12/31/2017 9.93 0.18 0.38 0.56 (0.20) (0.21) (0.41) 10.08 5.68% 748,139 0.57% 1.79% 0.57% 12.99%
Class P Shares
6/30/2022 (Unaudited) 10.70 0.03 (1.19) (1.16) — — — 9.54 (10.84)% 3,636 0.43% 0.63% 0.43% 10.44%
12/31/2021 10.51 0.21 0.09 0.30 (0.04) (0.07) (0.11) 10.70 2.85% 4,493 0.43% 2.02% 0.43% 25.65%
12/31/2020 9.93 0.18 0.51 0.69 (0.01) (0.10) (0.11) 10.51 6.95% 4,515 0.43% 1.82% 0.43% 22.58%
12/31/2019 9.46 0.23 0.67 0.90 (0.23) (0.20) (0.43) 9.93 9.65% 4,124 0.43% 2.30% 0.43% 15.84%(g)
12/31/2018 10.04 0.23 (0.39) (0.16) (0.22) (0.20) (0.42) 9.46 (1.62)% 3,555 0.43% 2.32% 0.43% 16.29%
12/31/2017 9.89 0.21 0.37 0.58 (0.22) (0.21) (0.43) 10.04 5.89% 2,915 0.42% 2.06% 0.42% 12.99%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - June 30, 2022 (Unaudited) - Financial Highlights - 57
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Balanced Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2022 (Unaudited) $ 17.34 $ — $ (2.63) $ (2.63) $ — $ — $ — $ 14.71 (15.17)% $ 1,266,535 0.57% (0.06)% 0.57% 6.54%
12/31/2021 16.20 0.38 0.95 1.33 (0.03) (0.16) (0.19) 17.34 8.24% 1,567,915 0.57% 2.26% 0.57% 41.04%
12/31/2020 15.26 0.24 1.16 1.40 (0.02) (0.44) (0.46) 16.20 9.41% 1,620,709 0.57% 1.61% 0.57% 14.53%
12/31/2019 14.39 0.32 1.84 2.16 (0.33) (0.96) (1.29) 15.26 15.34% 1,582,104 0.57% 2.06% 0.57% 12.40%(g)
12/31/2018 16.11 0.30 (1.04) (0.74) (0.30) (0.68) (0.98) 14.39 (4.85)% 1,475,912 0.57% 1.87% 0.57% 13.01%
12/31/2017 15.12 0.27 1.40 1.67 (0.29) (0.39) (0.68) 16.11 11.13% 1,655,714 0.57% 1.73% 0.57% 10.76%
Class P Shares
6/30/2022 (Unaudited) 17.30 0.01 (2.62) (2.61) — — — 14.69 (15.09)% 10,662 0.42% 0.10% 0.42% 6.54%
12/31/2021 16.16 0.43 0.93 1.36 (0.06) (0.16) (0.22) 17.30 8.45% 12,255 0.42% 2.51% 0.42% 41.04%
12/31/2020 15.21 0.29 1.12 1.41 (0.02) (0.44) (0.46) 16.16 9.50% 11,365 0.42% 1.91% 0.42% 14.53%
12/31/2019 14.35 0.37 1.81 2.18 (0.36) (0.96) (1.32) 15.21 15.51% 9,412 0.42% 2.42% 0.42% 12.40%(g)
12/31/2018 16.06 0.34 (1.04) (0.70) (0.33) (0.68) (1.01) 14.35 (4.63)% 7,387 0.42% 2.16% 0.42% 13.01%
12/31/2017 15.08 0.31 1.38 1.69 (0.32) (0.39) (0.71) 16.06 11.27% 6,863 0.42% 1.98% 0.42% 10.76%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

58 - Financial Highlights - June 30, 2022 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Capital Appreciation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2022 (Unaudited) $ 20.21 $ (0.03) $ (3.68) $ (3.71) $ — $ — $ — $ 16.50 (18.36)% $ 1,128,762 0.57% (0.30)% 0.57% 5.55%
12/31/2021 18.32 0.51 1.71 2.22 (0.03) (0.30) (0.33) 20.21 12.16% 1,467,723 0.57% 2.60% 0.57% 55.36%
12/31/2020 17.45 0.26 1.66 1.92 (0.03) (1.02) (1.05) 18.32 11.62% 1,462,628 0.57% 1.52% 0.57% 12.84%
12/31/2019 16.03 0.33 2.78 3.11 (0.36) (1.33) (1.69) 17.45 19.94% 1,445,670 0.57% 1.91% 0.57% 9.90%(g)
12/31/2018 18.57 0.30 (1.41) (1.11) (0.30) (1.13) (1.43) 16.03 (6.47)% 1,362,536 0.57% 1.63% 0.57% 11.49%
12/31/2017 17.06 0.28 2.21 2.49 (0.30) (0.68) (0.98) 18.57 14.81% 1,601,949 0.57% 1.56% 0.57% 11.50%
Class P Shares
6/30/2022 (Unaudited) 20.12 (0.01) (3.68) (3.69) — — — 16.43 (18.34)% 14,368 0.42% (0.15)% 0.42% 5.55%
12/31/2021 18.24 0.59 1.66 2.25 (0.07) (0.30) (0.37) 20.12 12.38% 17,656 0.42% 3.01% 0.42% 55.36%
12/31/2020 17.35 0.33 1.61 1.94 (0.03) (1.02) (1.05) 18.24 11.80% 14,683 0.42% 1.96% 0.42% 12.84%
12/31/2019 15.95 0.39 2.73 3.12 (0.39) (1.33) (1.72) 17.35 20.11% 10,776 0.42% 2.25% 0.42% 9.90%(g)
12/31/2018 18.50 0.37 (1.45) (1.08) (0.34) (1.13) (1.47) 15.95 (6.36)% 8,387 0.42% 2.03% 0.42% 11.49%
12/31/2017 17.00 0.34 2.18 2.52 (0.34) (0.68) (1.02) 18.50 14.99% 7,596 0.42% 1.89% 0.42% 11.50%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - June 30, 2022 (Unaudited) - Financial Highlights - 59
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Managed Growth & Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2022 (Unaudited) $ 12.00 $ 0.01 $ (1.50) $ (1.49) $ — $ — $ — $ 10.51 (12.42)% $ 1,751 0.30% 0.22% 0.35% 6.58%
12/31/2021 11.45 0.30 0.58 0.88 (0.05) (0.28) (0.33) 12.00 7.72% 1,673 0.30% 2.56% 0.35% 45.26%
12/31/2020 11.06 0.21 0.31 0.52 (0.01) (0.12) (0.13) 11.45 4.83% 1,402 0.30% 1.91% 0.35% 13.58%
12/31/2019 10.21 0.26 1.10 1.36 (0.27) (0.24) (0.51) 11.06 13.37% 1,218 0.30% 2.44% 0.35% 18.32%(h)
12/31/2018 11.63 0.26 (0.85) (0.59) (0.24) (0.59) (0.83) 10.21 (5.38)% 945 0.30% 2.28% 0.35% 14.15%
12/31/2017 10.47 0.23 1.27 1.50 (0.23) (0.11) (0.34) 11.63 14.30% 825 0.30% 2.03% 0.35% 11.42%
Class II Shares
6/30/2022 (Unaudited) 11.97 — (1.51) (1.51) — — — 10.46 (12.61)% 431,516 0.55% (0.03)% 0.60% 6.58%
12/31/2021 11.41 0.26 0.60 0.86 (0.02) (0.28) (0.30) 11.97 7.57% 510,651 0.55% 2.23% 0.60% 45.26%
12/31/2020 11.05 0.17 0.32 0.49 (0.01) (0.12) (0.13) 11.41 4.56% 494,836 0.55% 1.54% 0.60% 13.58%
12/31/2019 10.21 0.23 1.09 1.32 (0.24) (0.24) (0.48) 11.05 13.00% 492,738 0.55% 2.09% 0.60% 18.32%(h)
12/31/2018 11.63 0.21 (0.83) (0.62) (0.21) (0.59) (0.80) 10.21 (5.63)% 443,904 0.55% 1.87% 0.60% 14.15%
12/31/2017 10.47 0.19 1.28 1.47 (0.20) (0.11) (0.31) 11.63 14.03% 477,401 0.55% 1.69% 0.60% 11.42%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Portfolio turnover excludes securities received or delivered in-kind.

60 - Financial Highlights - June 30, 2022 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Managed Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2022 (Unaudited) $ 12.96 $ 0.01 $ (1.61) $ (1.60) $ — $ — $ — $ 11.36 (12.35)% $ 4,392 0.31% 0.11% 0.34% 6.25%
12/31/2021 12.01 0.36 1.12 1.48 (0.06) (0.47) (0.53) 12.96 12.34% 4,793 0.31% 2.81% 0.34% 51.90%
12/31/2020 11.49 0.21 0.53 0.74 (0.01) (0.21) (0.22) 12.01 6.59% 3,608 0.31% 1.88% 0.35% 13.50%
12/31/2019 10.43 0.27 1.33 1.60 (0.27) (0.27) (0.54) 11.49 15.52% 3,081 0.31% 2.39% 0.34% 14.79%(h)
12/31/2018 12.02 0.24 (0.90) (0.66) (0.23) (0.70) (0.93) 10.43 (5.82)% 2,313 0.31% 2.11% 0.34% 12.01%
12/31/2017 10.55 0.23 1.58 1.81 (0.22) (0.12) (0.34) 12.02 17.23% 2,234 0.31% 2.00% 0.34% 9.52%
Class II Shares
6/30/2022 (Unaudited) 12.92 (0.01) (1.60) (1.61) — — — 11.31 (12.46)% 1,088,677 0.56% (0.14)% 0.59% 6.25%
12/31/2021 11.98 0.30 1.13 1.43 (0.02) (0.47) (0.49) 12.92 12.01% 1,286,826 0.56% 2.38% 0.59% 51.90%
12/31/2020 11.49 0.17 0.54 0.71 (0.01) (0.21) (0.22) 11.98 6.33% 1,210,471 0.56% 1.49% 0.60% 13.50%
12/31/2019 10.43 0.23 1.34 1.57 (0.24) (0.27) (0.51) 11.49 15.25% 1,184,500 0.56% 2.06% 0.59% 14.79%(h)
12/31/2018 12.02 0.21 (0.90) (0.69) (0.20) (0.70) (0.90) 10.43 (6.05)% 1,045,770 0.56% 1.78% 0.59% 12.01%
12/31/2017 10.55 0.19 1.59 1.78 (0.19) (0.12) (0.31) 12.02 16.96% 1,088,594 0.56% 1.64% 0.59% 9.52%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 61
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Investor Destinations Aggressive Fund ("Investor Destinations Aggressive")
NVIT Investor Destinations Moderately Aggressive Fund ("Investor Destinations Moderately Aggressive")
NVIT Investor Destinations Moderate Fund ("Investor Destinations Moderate")
NVIT Investor Destinations Moderately Conservative Fund ("Investor Destinations Moderately Conservative")
NVIT Investor Destinations Conservative Fund ("Investor Destinations Conservative")
NVIT Investor Destinations Balanced Fund ("Investor Destinations Balanced")
NVIT Investor Destinations Capital Appreciation Fund ("Investor Destinations Capital Appreciation")
NVIT Investor Destinations Managed Growth & Income Fund ("Investor Destinations Managed Growth & Income")
NVIT Investor Destinations Managed Growth Fund ("Investor Destinations Managed Growth")
Shares of the Funds are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC. Shares of Investor
Destinations Moderate and Investor Destinations Capital Appreciation are also held by other affiliated insurance companies.
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, affiliated series of the Nationwide Mutual Funds (“NMF”) and affiliated series of the ETF Series Solutions (“ESS”) (together, the “Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. Each Fund may also invest in an unregistered fixed interest contract (the “Nationwide Contract”) issued by NLIC.
The Funds, as applicable, currently offer Class I, Class II and Class P shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

62 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Investor Destinations Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Funds may invest in other series of the Trust, other series of NMF, and other series of ESS (together, the “series of the
Trusts”), which are open-end investment companies generally available to the public and other investment companies. The Funds’
Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
Certain Funds currently invest in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC.
The Nationwide Contract has a stable principal value and pays a fixed rate of interest to each Fund that invests in a contract, which is currently assessed and may be adjusted on a quarterly basis. If NLIC becomes unable to pay interest or repay principal under the contract, a Fund may lose money. Because the entire contract is issued by NLIC, the financial health of NLIC may have a greater impact on the value of a Fund that invests in it. NLIC could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Funds a new fixed interest contract (or amend the existing contract). NFA can increase or redeem all or a portion of a Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. Neither the Funds, NFA, NLIC nor any of its affiliates guarantee a Fund’s performance or that a Fund will provide a certain level of income.
The Funds’ portfolio managers believe that the stable nature of the Nationwide Contract may reduce a Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under certain market conditions, such as when the market values of bonds and other debt securities increase, investing in the Nationwide Contract could hamper a Fund’s performance.
The interest credited to each Fund on a daily basis as a result of the investment in the Nationwide Contract is reinvested in the
Nationwide Contract. Therefore, the par value represents the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the current interest rate); and (iii) current day net purchase or redemption. NLIC may revise the interest rate on the Nationwide Contract at its discretion.
During the six months ended June 30, 2022, the rates for the Nationwide Contract were as follows:
Effective Date End Date Rate of Interest
January 1, 2022 March 31, 2022 2.15%
April 1, 2022 June 30, 2022 2.15%
July 1, 2022 no less than 0.00% per annum.

Investor Destinations Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 63
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2022. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Investor Destinations Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 9,858,534 $ – $ – $ 9,858,534
Investment Companies 305,266,969 – – 305,266,969
Investment Contract – – 2,784,548 2,784,548
Repurchase Agreement – 3,150,954 – 3,150,954
Total $ 315,125,503 $ 3,150,954 $ 2,784,548 $ 321,061,005
Investor Destinations Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 42,112,296 $ – $ – $ 42,112,296
Investment Companies 881,131,511 – – 881,131,511
Investment Contract – – 13,715,432 13,715,432
Repurchase Agreement – 5,483 – 5,483
Total $ 923,243,807 $ 5,483 $ 13,715,432 $ 936,964,722
Investor Destinations Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 124,983,342 $ – $ – $ 124,983,342
Investment Companies 1,703,953,470 – – 1,703,953,470
Investment Contract – – 108,725,727 108,725,727
Repurchase Agreement – 3,150,862 – 3,150,862
Total $ 1,828,936,812 $ 3,150,862 $ 108,725,727 $ 1,940,813,401
Investor Destinations Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 63,680,055 $ – $ – $ 63,680,055
Investment Companies 500,342,502 – – 500,342,502
Investment Contract – – 57,860,282 57,860,282
Repurchase Agreements – 21,206,748 – 21,206,748
Total $ 564,022,557 $ 21,206,748 $ 57,860,282 $ 643,089,587

64 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Investor Destinations Funds
Investor Destinations Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 67,601,433 $ – $ – $ 67,601,433
Investment Companies 440,876,368 – – 440,876,368
Investment Contract – – 79,781,819 79,781,819
Repurchase Agreements – 8,918,572 – 8,918,572
Total $ 508,477,801 $ 8,918,572 $ 79,781,819 $ 597,178,192
Investor Destinations Balanced
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 88,334,533 $ – $ – $ 88,334,533
Investment Companies 1,079,808,643 – – 1,079,808,643
Investment Contract – – 109,725,037 109,725,037
Repurchase Agreements – 28,667,011 – 28,667,011
Total $ 1,168,143,176 $ 28,667,011 $ 109,725,037 $ 1,306,535,224
Investor Destinations Capital Appreciation
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 67,193,083 $ – $ – $ 67,193,083
Investment Companies 1,044,603,876 – – 1,044,603,876
Investment Contract – – 31,948,884 31,948,884
Repurchase Agreement – 1,948,985 – 1,948,985
Total $ 1,111,796,959 $ 1,948,985 $ 31,948,884 $ 1,145,694,828
Investor Destinations Managed Growth & Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 27,869,004 $ – $ – $ 27,869,004
Futures Contracts# 5,334,006 – – 5,334,006
Investment Companies 334,311,898 – – 334,311,898
Investment Contract – – 40,293,080 40,293,080
Repurchase Agreements – 11,003,052 – 11,003,052
Total $ 367,514,908 $ 11,003,052 $ 40,293,080 $ 418,811,040
Investor Destinations Managed Growth
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 66,458,196 $ – $ – $ 66,458,196
Futures Contracts# 24,748,198 – – 24,748,198
Investment Companies 851,849,727 – – 851,849,727
Investment Contract – – 64,235,971 64,235,971
Repurchase Agreement – 844,083 – 844,083
Total $ 943,056,121 $ 844,083 $ 64,235,971 $ 1,008,136,175
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities
.

Investor Destinations Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 65
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Investor Destinations Aggressive
Investment
Contract Total
Balance as of December 31, 2021 $ 3,598,901 $ 3,598,901
Purchases
*
33,971 33,971
Sales (848,324) (848,324)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of June 30, 2022 $ 2,784,548 $ 2,784,548
Investor Destinations Moderately Aggressive
Investment
Contract Total
Balance as of December 31, 2021 $ 20,098,523 $ 20,098,523
Purchases
*
187,801 187,801
Sales (6,570,892) (6,570,892)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of June 30, 2022 $ 13,715,432 $ 13,715,432
Investor Destinations Moderate
Investment
Contract Total
Balance as of December 31, 2021 $ 165,192,185 $ 165,192,185
Purchases
*
1,532,721 1,532,721
Sales (57,999,179) (57,999,179)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of June 30, 2022 $ 108,725,727 $ 108,725,727
Investor Destinations Moderately Conservative
Investment
Contract Total
Balance as of December 31, 2021 $ 90,347,667 $ 90,347,667
Purchases
*
807,243 807,243
Sales (33,294,628) (33,294,628)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of June 30, 2022 $ 57,860,282 $ 57,860,282
Investor Destinations Conservative
Investment
Contract Total
Balance as of December 31, 2021 $ 125,854,973 $ 125,854,973
Purchases
*
1,870,365 1,870,365
Sales (47,943,519) (47,943,519)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of June 30, 2022 $ 79,781,819 $ 79,781,819
Investor Destinations Balanced
Investment
Contract Total
Balance as of December 31, 2021 $ 166,248,172 $ 166,248,172
Purchases
*
1,466,510 1,466,510
Sales (57,989,645) (57,989,645)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of June 30, 2022 $ 109,725,037 $ 109,725,037

66 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Investor Destinations Funds
The following table represents the Funds’ Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Funds’ investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
For additional information about each affiliated Underlying Fund's valuation policies, please refer to the affiliated Underlying Fund’s most recent semiannual report to shareholders which can be found at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.nationwide.com for series of ESS or at the SEC's website at
www.sec.gov.
For additional information about each unaffiliated Underlying Fund's valuation policies, please refer to the unaffiliated Underlying
Fund’s most recent annual or semiannual report.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and
Investor Destinations Capital Appreciation
Investment
Contract Total
Balance as of December 31, 2021 $ 52,648,917 $ 52,648,917
Purchases
*
448,356 448,356
Sales (21,148,389) (21,148,389)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of June 30, 2022 $ 31,948,884 $ 31,948,884
Investor Destinations Managed Growth & Income
Investment
Contract Total
Balance as of December 31, 2021 $ 51,613,238 $ 51,613,238
Purchases
*
1,367,527 1,367,527
Sales (12,687,685) (12,687,685)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of June 30, 2022 $ 40,293,080 $ 40,293,080
Investor Destinations Managed Growth
Investment
Contract Total
Balance as of December 31, 2021 $ 85,932,915 $ 85,932,915
Purchases
*
2,046,053 2,046,053
Sales (23,742,997) (23,742,997)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of June 30, 2022 $ 64,235,971 $ 64,235,971
*
Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of each Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the
Nationwide Contract at its discretion. The Fair Value Committee ("FVC") continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

Investor Destinations Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 67
bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2022, the Funds did not have overdrawn balances.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Investor Destinations Managed Growth & Income and Investor Destinations
Managed Growth are subject to equity risk in the normal course of pursuing their objective(s) in two respects. First, each Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, each Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with
NFA’s view of current equity market conditions. Through the use of these futures contracts, each Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.

68 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Investor Destinations Funds
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2022:
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2022:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2022:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2022:
Investor Destinations Managed Growth & Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 5,334,006
Total $ 5,334,006
Investor Destinations Managed Growth
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 24,748,198
Total $ 24,748,198
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
Investor Destinations Managed Growth & Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 2,738,117
Total $ 2,738,117
Investor Destinations Managed Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 17,133,231
Total $ 17,133,231
Investor Destinations Managed Growth & Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 5,612,335
Total $ 5,612,335
Investor Destinations Managed Growth
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 24,593,331
Total $ 24,593,331
Investor Destinations Managed Growth & Income
Futures Contracts:
Average Notional Balance Short $ 77,020,560

Investor Destinations Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 69
Securities Lending
During the six months ended June 30, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts
Investor Destinations Managed Growth
Futures Contracts:
Average Notional Balance Long $ 19,560,949
Average Notional Balance Short $ 323,113,247
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Investor Destinations Aggressive $ 3,150,954
Investor Destinations Moderately Aggressive 5,483
Investor Destinations Moderate 3,150,862
Investor Destinations Moderately Conservative 21,206,748
Investor Destinations Conservative 8,918,572
Investor Destinations Balanced 28,667,011
Investor Destinations Capital Appreciation 1,948,985
Investor Destinations Managed Growth & Income 11,003,052
Investor Destinations Managed Growth 844,083

70 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Investor Destinations Funds
by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
Joint Repurchase Agreements
During the six months ended June 30, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of June 30, 2022, the joint repos on a gross basis were as follows:
Bank of America NA, 1.55%, dated 6/30/2022, due 7/1/2022, repurchase price $96,904,172, collateralized by U.S. Government
Agency Securities, ranging from 3.00% - 3.50%, maturing 2/1/2043 - 6/1/2045; total market value $98,838,000.
Cantor Fitzgerald & Co., 1.55%, dated 6/30/2022, due 7/1/2022, repurchase price $164,451,087, collateralized by U.S.
Government Agency Securities, 0.29% - 8.00%, maturing 9/15/2022 - 2/20/2072; total market value $167,732,887.
MetLife, Inc., 1.50%, dated 6/30/2022, due 7/1/2022, repurchase price $62,202,592, collateralized by U.S. Government Treasury
Securities, ranging from 0.00% - 1.50%, maturing 2/29/2024 - 11/15/2047; total market value $63,472,032.
NatWest Markets Securities, Inc., 1.49%, dated 6/30/2022, due 7/7/2022, repurchase price $57,016,514, collateralized by
U.S. Government Treasury Securities, ranging from 0.13% - 2.88%, maturing 1/15/2023 - 12/31/2028; total market value
$58,142,413.
Pershing LLC, 1.58%, dated 6/30/2022, due 7/1/2022, repurchase price $97,017,796, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.13% - 8.50%, maturing 10/25/2022 - 5/20/2072; total market value $98,953,809.

Investor Destinations Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 71
As of June 30, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Aggressive
Cantor Fitzgerald
& Co. $ 3,150,954 $ – $ 3,150,954 $ (3,150,954) $ –
Total $ 3,150,954 $ – $ 3,150,954 $ (3,150,954) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Moderately
Aggressive
Cantor Fitzgerald
& Co. $ 5,483 $ – $ 5,483 $ (5,483) $ –
Total $ 5,483 $ – $ 5,483 $ (5,483) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Moderate
Cantor Fitzgerald
& Co. $ 3,150,862 $ – $ 3,150,862 $ (3,150,862) $ –
Total $ 3,150,862 $ – $ 3,150,862 $ (3,150,862) $ –

72 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Investor Destinations Funds
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Moderately
Conservative
Bank of America
NA $ 15,000,000 $ – $ 15,000,000 $ (15,000,000) $ –
Investor
Destinations
Moderately
Conservative
Cantor Fitzgerald
& Co. 6,206,748 – 6,206,748 (6,206,748) –
Total $ 21,206,748 $ – $ 21,206,748 $ (21,206,748) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Conservative
Bank of America
NA $ 5,000,000 $ – $ 5,000,000 $ (5,000,000) $ –
Investor
Destinations
Conservative
Cantor Fitzgerald
& Co. 3,718,572 – 3,718,572 (3,718,572) –
Investor
Destinations
Conservative MetLife, Inc. 200,000 – 200,000 (200,000) –
Total $ 8,918,572 $ – $ 8,918,572 $ (8,918,572) $ –

Investor Destinations Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 73
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Balanced
Cantor Fitzgerald
& Co. $ 8,667,011 $ – $ 8,667,011 $ (8,667,011) $ –
Investor
Destinations
Balanced
NatWest Markets
Securities, Inc. 20,000,000 – 20,000,000 (20,000,000) –
Total $ 28,667,011 $ – $ 28,667,011 $ (28,667,011) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Capital
Appreciation
Cantor Fitzgerald
& Co. $ 1,948,985 $ – $ 1,948,985 $ (1,948,985) $ –
Total $ 1,948,985 $ – $ 1,948,985 $ (1,948,985) $ –

74 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Investor Destinations Funds
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Managed Growth
& Income
Bank of America
NA $ 3,000,000 $ – $ 3,000,000 $ (3,000,000) $ –
Investor
Destinations
Managed Growth
& Income
Cantor Fitzgerald
& Co. 7,503,052 – 7,503,052 (7,503,052) –
Investor
Destinations
Managed Growth
& Income Pershing LLC 500,000 – 500,000 (500,000) –
Total $ 11,003,052 $ – $ 11,003,052 $ (11,003,052) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Managed Growth
Cantor Fitzgerald
& Co. $ 844,083 $ – $ 844,083 $ (844,083) $ –
Total $ 844,083 $ – $ 844,083 $ (844,083) $ –
* As of June 30, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Investor Destinations Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 75
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Cash and Cash Equivalents
For the purposes of the Statements of Cash Flows, the Funds define Cash and Cash Equivalents as cash, restricted cash, money market funds and other investments held in lieu of cash.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for Investor Destinations Managed Growth &
Income and Investor Destinations Managed Growth, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Fee Schedule
Advisory Fee
(annual rate)
Investor Destinations Aggressive All assets 0.13%
Investor Destinations Moderately Aggressive All assets 0.13
Investor Destinations Moderate All assets 0.13

76 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Investor Destinations Funds
For the six months ended June 30, 2022, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $28,450 during the six months ended June 30, 2022.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2023.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2022, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
Investor Destinations Moderately Conservative All assets 0.13
Investor Destinations Conservative All assets 0.13
Investor Destinations Balanced All assets 0.13
Investor Destinations Capital Appreciation All assets 0.13
Investor Destinations Managed Growth & Income All assets 0.15
Investor Destinations Managed Growth All assets 0.15
Fund
Effective Advisory
Fee Rate Before Expense
Reimbursements
Effective Advisory
Fee Rate After Expense
Reimbursements
Investor Destinations Aggressive 0.13% 0.13%
Investor Destinations Moderately Aggressive 0.13 0.13
Investor Destinations Moderate 0.13 0.13
Investor Destinations Moderately Conservative 0.13 0.13
Investor Destinations Conservative 0.13 0.13
Investor Destinations Balanced 0.13 0.13
Investor Destinations Capital Appreciation 0.13 0.13
Investor Destinations Managed Growth & Income 0.15 0.10
Investor Destinations Managed Growth 0.15 0.12
Fund Classes
Amount
(annual rate)
Investor Destinations Balanced All Classes 0.28%
Investor Destinations Capital Appreciation All Classes 0.28%
Investor Destinations Managed Growth & Income All Classes 0.15%
Investor Destinations Managed Growth All Classes 0.16%
Fund
Fiscal Year 2019
Amount
Fiscal Year 2020
Amount
Fiscal Year 2021
Amount
Six Months Ended
June 30, 2022
Amount Total
Investor Destinations Managed
Growth & Income $ 117,058 $ 240,665 $ 251,339 $ 117,062 $ 726,124
Investor Destinations Managed
Growth 180,801 384,174 382,225 184,304 1,131,504

Investor Destinations Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 77
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2022, NFM earned an aggregate of $1,204,548 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2022, the Funds' aggregate portion of such costs amounted to $18,690.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class II and Class P shares of each Fund.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of each applicable Fund.
For the six months ended June 30, 2022, the effective rates for administrative services fees were as follows:
N/A - Not applicable.
For the six months ended June 30, 2022, each Fund’s total administrative services fees were as follows:
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund Class I Class II
Investor Destinations Aggressive  N/A 0.15%
Investor Destinations Moderately Aggressive  N/A 0.15
Investor Destinations Moderate  N/A 0.15
Investor Destinations Moderately Conservative  N/A 0.15
Investor Destinations Conservative  N/A 0.15
Investor Destinations Balanced  N/A 0.15
Investor Destinations Capital Appreciation  N/A 0.15
Investor Destinations Managed Growth & Income 0.15% 0.15
Investor Destinations Managed Growth 0.15 0.15
Fund Amount
Investor Destinations Aggressive $ 237,215
Investor Destinations Moderately Aggressive 725,088
Investor Destinations Moderate 1,602,430
Investor Destinations Moderately Conservative 514,547

78 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Investor Destinations Funds
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the
Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
Investments in Affiliated Issuers
Each Fund invests in shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Funds’ transactions in the shares of affiliated Underlying Funds and in the Nationwide Contract during the six months ended June 30, 2022 were as follows:
Fund Amount
Investor Destinations Conservative 472,868
Investor Destinations Balanced 1,050,152
Investor Destinations Capital Appreciation 960,817
Investor Destinations Managed Growth & Income 346,526
Investor Destinations Managed Growth 873,445
Investor Destinations Aggressive
Security Description
Shares/Principal
at June 30, 2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 14,903,452 184,550,255 24,999,878 (9,717,660) (1,506,125) (42,138,170) 156,188,178 — —
NVIT Emerging Markets
Fund, Class Y 2,099,997 23,655,155 4,823,551 (147,020) (58,910) (5,424,804) 22,847,972 — —
NVIT International Index
Fund, Class Y 7,483,149 91,366,767 5,996,372 (12,606,267) (949,593) (15,860,287) 67,946,992 — —
NVIT Mid Cap Index Fund,
Class Y 1,345,685 40,584,802 425,782 (3,318,990) 66,116 (7,789,296) 29,968,414 — —
NVIT Small Cap Index Fund,
Class Y 320,623 3,302,558 — (2,925) (329) (776,004) 2,523,300 — —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 1,443,785 13,607,580 1,700,303 (347,611) (54,661) (1,723,851) 13,181,760 172,368 —
NVIT Bond Index Fund,
Class Y 1,312,212 12,764,405 1,515,699 (310,794) (49,793) (1,309,164) 12,610,353 — —
Nationwide Maximum
Diversification U.S. Core
Equity ETF – 12,212,967 467,699 (10,875,298) 2,815,597 (4,620,965) — — —
Nationwide Risk-Based
International Equity ETF – 4,437,531 — (3,885,502) (158,000) (394,029) — — —
Nationwide Contract ^∞(a) $2,784,548 3,598,901 33,971 (848,324) — — 2,784,548 33,972 —
Total 390,080,921 39,963,255 (42,060,391) 104,302 (80,036,570) 308,051,517 206,340 —
Investor Destinations Moderately Aggressive
Security Description
Shares/Principal
at June 30, 2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 40,970,031 541,948,000 44,032,314 (30,928,062) (5,911,537) (119,774,791) 429,365,924 — —
NVIT Emerging Markets
Fund, Class Y 4,849,641 56,364,572 8,412,268 — — (12,012,741) 52,764,099 — —
NVIT International Index
Fund, Class Y 19,826,619 230,064,161 13,710,782 (20,457,249) 562,091 (43,854,080) 180,025,705 — —
NVIT Mid Cap Index Fund,
Class Y 2,553,598 81,450,255 — (9,308,825) 1,301,003 (16,573,810) 56,868,623 — —
NVIT Small Cap Index Fund,
Class Y 186,994 1,965,410 — (35,992) 1,296 (459,071) 1,471,643 — —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 5,288,415 51,814,013 3,868,229 (790,966) (110,378) (6,497,666) 48,283,232 636,124 —
NVIT Bond Index Fund,
Class Y 11,691,185 119,579,550 11,133,632 (5,648,915) (855,690) (11,856,292) 112,352,285 — —

Investor Destinations Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 79
Security Description
Shares/Principal
at June 30, 2022
Market Value
December 31,
2021
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Maximum
Diversification U.S. Core
Equity ETF – 42,858,128 — (36,617,250) 10,006,295 (16,247,173) — — —
Nationwide Risk-Based
International Equity ETF – 15,403,416 — (13,487,231) (536,020) (1,380,165) — — —
Nationwide Contract ^∞(a) $13,715,432 20,098,523 187,801 (6,570,892) — — 13,715,432 187,802 —
Total 1,161,546,028 81,345,026 (123,845,382) 4,457,060 (228,655,789) 894,846,943 823,926 —
Investor Destinations Moderate
Security Description
Shares/Principal
at June 30, 2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 66,518,084 945,604,484 53,446,728 (90,425,907) (16,775,353) (194,740,435) 697,109,517 — —
NVIT Emerging Markets
Fund, Class Y 7,968,665 97,820,385 9,638,259 — — (20,759,564) 86,699,080 — —
NVIT International Index
Fund, Class Y 31,984,316 416,886,171 — (51,294,569) 1,079,756 (76,253,770) 290,417,588 — —
NVIT Mid Cap Index Fund,
Class Y 1,872,379 59,886,704 — (7,115,151) 1,123,100 (12,196,774) 41,697,879 — —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 15,163,388 155,315,127 4,735,330 (1,999,662) (216,577) (19,392,486) 138,441,732 1,891,514 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 809,473 8,700,527 261,323 (96,836) (6,487) (1,087,582) 7,770,945 261,323 —
NVIT Bond Index Fund,
Class Y 41,511,136 431,861,067 24,585,017 (12,642,520) (1,703,972) (43,177,577) 398,922,015 — —
NVIT Short Term Bond Fund,
Class Y 4,403,975 46,117,197 — (854,676) (57,922) (2,309,885) 42,894,714 — —
Nationwide Risk-Based
International Equity ETF – 17,072,286 — (14,948,494) (528,273) (1,595,519) — — —
Nationwide Risk-Based U.S.
Equity ETF – 27,726,207 — (25,695,116) 8,837,804 (10,868,895) — — —
Nationwide Contract ^∞(a) $108,725,727 165,192,185 1,532,721 (57,999,179) — — 108,725,727 1,532,722 —
Total 2,372,182,340 94,199,378 (263,072,110) (8,247,924) (382,382,487) 1,812,679,197 3,685,559 —

80 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Investor Destinations Funds
Investor Destinations Moderately Conservative
Security Description
Shares/Principal
at June 30, 2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 13,475,685 189,642,466 14,755,103 (21,456,454) (3,218,171) (38,497,769) 141,225,175 — —
NVIT Emerging Markets
Fund, Class Y 804,777 10,722,767 281,321 — — (2,248,110) 8,755,978 — —
NVIT International Index
Fund, Class Y 6,673,933 87,039,362 3,048,293 (13,855,347) 425,560 (16,058,553) 60,599,315 — —
NVIT Mid Cap Index Fund,
Class Y 443,891 16,159,427 16,752 (3,467,334) 595,892 (3,419,296) 9,885,441 — —
NVIT Small Cap Index Fund,
Class Y 459,891 4,992,051 46,932 (265,005) 17,515 (1,172,147) 3,619,346 — —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 6,246,549 64,996,078 1,001,511 (789,208) (82,962) (8,094,424) 57,030,995 789,344 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,033,356 23,008,614 666,529 (1,323,189) (52,455) (2,779,282) 19,520,217 666,529 —
NVIT Bond Index Fund,
Class Y 17,030,301 180,296,407 6,746,415 (4,699,752) (617,392) (18,064,482) 163,661,196 — —
NVIT Short Term Bond Fund,
Class Y 3,700,702 40,671,587 — (2,553,738) (184,306) (1,888,704) 36,044,839 — —
Nationwide Risk-Based
International Equity ETF – 5,728,271 — (5,015,674) (185,252) (527,345) — — —
Nationwide Risk-Based U.S.
Equity ETF – 9,167,002 — (8,483,561) 2,910,043 (3,593,484) — — —
Nationwide Contract ^∞(a) $57,860,282 90,347,667 807,243 (33,294,628) — — 57,860,282 807,242 —
Total 722,771,699 27,370,099 (95,203,890) (391,528) (96,343,596) 558,202,784 2,263,115 —
Investor Destinations Conservative
Security Description
Shares/Principal
at June 30, 2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 6,982,598 81,560,408 21,644,327 (11,262,328) (1,558,485) (17,206,291) 73,177,631 — —
NVIT Emerging Markets
Fund, Class Y 799,569 10,088,297 750,190 — — (2,139,177) 8,699,310 — —
NVIT International Index
Fund, Class Y 3,052,480 43,486,314 5,228,512 (13,898,947) 850,006 (7,949,369) 27,716,516 — —
NVIT Mid Cap Index Fund,
Class Y 29,587 1,809,194 64,342 (984,224) 383,342 (613,758) 658,896 — —
NVIT Small Cap Index Fund,
Class Y 92,106 1,206,999 68,351 (301,262) 46,615 (295,828) 724,875 — —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 7,176,012 74,984,927 910,078 (952,004) (100,782) (9,325,227) 65,516,992 910,078 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 3,069,835 35,924,895 997,382 (3,228,214) 72,133 (4,295,785) 29,470,411 997,382 —
NVIT Bond Index Fund,
Class Y 18,887,231 204,954,552 5,624,411 (7,748,499) (969,403) (20,354,774) 181,506,287 — —
NVIT Short Term Bond Fund,
Class Y 5,483,106 61,946,715 918,363 (6,347,797) (387,976) (2,723,855) 53,405,450 — —
Nationwide Risk-Based
International Equity ETF – 5,507,675 — (4,829,825) (44,236) (633,614) — — —
Nationwide Risk-Based U.S.
Equity ETF – 8,646,436 — (8,067,907) 2,826,046 (3,404,575) — — —
Nationwide Contract ^∞(a) $79,781,819 125,854,973 1,870,365 (47,943,519) — — 79,781,819 1,100,063 —
Total 655,971,385 38,076,321 (105,564,526) 1,117,260 (68,942,253) 520,658,187 3,007,523 —

Investor Destinations Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 81
Investor Destinations Balanced
Security Description
Shares/Principal
at June 30, 2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 35,794,618 439,540,730 52,488,617 (10,999,618) (1,654,840) (104,247,291) 375,127,598 — —
NVIT Emerging Markets
Fund, Class Y 4,006,071 53,034,520 1,680,886 — — (11,129,357) 43,586,049 — —
NVIT International Index
Fund, Class Y 17,474,113 226,610,179 4,240,396 (31,928,097) 61,067 (40,318,598) 158,664,947 — —
NVIT Mid Cap Index Fund,
Class Y 996,021 27,885,012 — (250,565) (15,701) (5,437,353) 22,181,393 — —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 11,748,449 127,094,639 1,516,247 (5,636,507) (518,175) (15,192,866) 107,263,338 1,516,247 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 593,562 6,390,722 191,715 (81,325) (5,680) (797,237) 5,698,195 191,715 —
NVIT Bond Index Fund,
Class Y 32,535,745 374,024,901 89,158 (23,839,447) (2,372,418) (35,233,685) 312,668,509 — —
NVIT Short Term Bond Fund,
Class Y 5,607,661 63,956,925 — (6,165,192) (380,826) (2,792,293) 54,618,614 — —
Nationwide Risk-Based
International Equity ETF – 11,642,153 — (10,193,869) (413,005) (1,035,279) — — —
Nationwide Risk-Based U.S.
Equity ETF – 16,256,753 — (15,073,013) 5,190,898 (6,374,638) — — —
Nationwide Contract ^∞(a) $109,725,037 166,248,172 1,466,510 (57,989,645) — — 109,725,037 1,466,510 —
Total 1,512,684,706 61,673,529 (162,157,278) (108,680) (222,558,597) 1,189,533,680 3,174,472 —
Investor Destinations Capital Appreciation
Security Description
Shares/Principal
at June 30, 2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 45,697,981 587,147,634 48,643,523 (19,296,934) (3,311,085) (134,268,298) 478,914,840 — —
NVIT Emerging Markets
Fund, Class Y 4,846,964 64,510,842 1,956,315 (211,534) (59,677) (13,460,980) 52,734,966 — —
NVIT International Index
Fund, Class Y 22,865,470 265,280,516 6,844,747 (15,448,344) 1,120,525 (50,178,976) 207,618,468 — —
NVIT Mid Cap Index Fund,
Class Y 1,354,867 40,171,693 — (2,366,097) 418,274 (8,050,988) 30,172,882 — —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 6,583,392 74,808,318 865,158 (6,574,869) (510,039) (8,482,196) 60,106,372 865,158 —
NVIT Bond Index Fund,
Class Y 19,772,109 237,509,883 2,672,081 (26,765,065) (2,438,710) (20,968,217) 190,009,972 — —
NVIT Short Term Bond Fund,
Class Y 2,571,496 30,314,329 — (3,793,426) (210,496) (1,264,031) 25,046,376 — —
Nationwide Maximum
Diversification U.S. Core
Equity ETF – 51,963,650 — (44,410,510) 12,147,935 (19,701,075) — — —
Nationwide Risk-Based
International Equity ETF – 11,015,487 — (9,645,161) (450,953) (919,373) — — —
Nationwide Contract ^∞(a) $31,948,884 52,648,917 448,356 (21,148,389) — — 31,948,884 448,355 —
Total 1,415,371,269 61,430,180 (149,660,329) 6,705,774 (257,294,134) 1,076,552,760 1,313,513 —

82 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Investor Destinations Funds
Investor Destinations Managed Growth & Income
Security Description
Shares/Principal
at June 30, 2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 10,417,083 136,057,861 10,778,270 (5,599,000) (1,241,224) (30,824,877) 109,171,030 — —
NVIT Emerging Markets
Fund, Class Y 1,199,569 16,202,087 880,675 (694,598) (126,634) (3,210,215) 13,051,315 — —
NVIT International Index
Fund, Class Y 5,464,643 69,233,026 1,407,645 (8,528,973) (148,290) (12,344,453) 49,618,955 — —
NVIT Mid Cap Index Fund,
Class Y 298,577 8,470,232 181,941 (361,987) 32,476 (1,673,356) 6,649,306 — —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 3,712,800 39,354,585 1,301,351 (1,883,867) (158,023) (4,716,178) 33,897,868 469,593 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 177,681 1,952,839 99,153 (104,792) (8,156) (233,306) 1,705,738 57,566 —
NVIT Bond Index Fund,
Class Y 10,635,512 117,321,938 2,485,425 (5,735,852) (509,488) (11,354,752) 102,207,271 — —
NVIT Short Term Bond Fund,
Class Y 1,849,119 19,582,995 415,879 (997,926) (47,863) (942,670) 18,010,415 — —
Nationwide Risk-Based
International Equity ETF – 3,573,532 — (3,128,985) (143,900) (300,647) — — —
Nationwide Risk-Based U.S.
Equity ETF – 4,989,330 — (4,624,297) 1,593,530 (1,958,563) — — —
Nationwide Contract ^∞(a) $40,293,080 51,613,238 1,367,527 (12,687,685) — — 40,293,080 486,543 —
Total 468,351,663 18,917,866 (44,347,962) (757,572) (67,559,017) 374,604,978 1,013,702 —
Investor Destinations Managed Growth
Security Description
Shares/Principal
at June 30, 2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 32,055,886 419,051,228 32,480,516 (16,485,209) (3,952,577) (95,148,278) 335,945,680 — —
NVIT Emerging Markets
Fund, Class Y 3,839,144 52,015,736 2,634,390 (2,118,331) (442,399) (10,319,504) 41,769,892 — —
NVIT International Index
Fund, Class Y 15,733,604 203,225,199 3,538,278 (27,383,456) (354,312) (36,164,582) 142,861,127 — —
NVIT Mid Cap Index Fund,
Class Y 804,915 22,966,636 430,516 (1,021,892) 95,268 (4,545,060) 17,925,468 — —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 8,089,435 85,997,051 2,612,168 (4,056,555) (427,213) (10,268,910) 73,856,541 1,029,124 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 438,938 4,876,789 233,556 (294,560) (25,537) (576,440) 4,213,808 143,097 —
NVIT Bond Index Fund,
Class Y 22,150,581 245,185,173 4,522,982 (11,931,240) (1,312,443) (23,597,390) 212,867,082 — —
NVIT Short Term Bond Fund,
Class Y 2,300,835 24,453,047 452,298 (1,253,765) (63,445) (1,178,006) 22,410,129 — —
Nationwide Risk-Based
International Equity ETF – 8,959,788 — (7,845,452) (365,287) (749,049) — — —
Nationwide Risk-Based U.S.
Equity ETF – 12,509,600 — (11,594,002) 3,992,701 (4,908,299) — — —
Nationwide Contract ^∞(a) $64,235,971 85,932,915 2,046,053 (23,742,997) — — 64,235,971 802,539 —
Total 1,165,173,162 48,950,757 (107,727,459) (2,855,244) (187,455,518) 916,085,698 1,974,760 —
*
Purchases include reinvestment of income and realized gain distributions, as applicable.
^
Value determined using significant unobservable inputs.
∞
Fair valued security.
(a)
The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly.
The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.

Investor Destinations Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 83
Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund or an
ETF) may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at
www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.
nationwide.com for series of ESS or at the SEC's website at www.sec.gov.
Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7, 2022.
During the six months ended June 30, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2022, none of the Funds engaged in interfund lending.
Investment Transactions
For the six months ended June 30, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks from Underlying Funds
The affiliated Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.nationwide.com for series of ESS or at the SEC's website at www.sec.gov.
Fund Purchases
*
Sales
Investor Destinations Aggressive $ 42,247,919 $ 42,218,209
Investor Destinations Moderately Aggressive 87,524,112 123,991,470
Investor Destinations Moderate 136,579,802 264,486,841
Investor Destinations Moderately Conservative 50,108,475 96,770,748
Investor Destinations Conservative 67,249,262 106,322,540
Investor Destinations Balanced 93,708,250 163,298,203
Investor Destinations Capital Appreciation 73,112,720 151,823,101
Investor Destinations Managed Growth & Income 29,340,220 44,600,188
Investor Destinations Managed Growth 69,108,090 108,413,545
*
Purchases include reinvestments of income and realized gain distributions, as applicable.

84 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Investor Destinations Funds
Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semiannual report to shareholders.
Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under the 1940 Act that provides the requirements for determining the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a consistent framework and standard of baseline practices for fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management is currently evaluating the implications of the new rule and the impact on the Funds’
financial statement disclosures and reporting requirements.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
Federal Tax Information
As of June 30, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Investor Destinations Aggressive $ 390,056,379 $ 3,216,481 $ (72,211,855) $ (68,995,374)
Investor Destinations Moderately Aggressive 1,129,860,571 23,611,878 (216,507,727) (192,895,849)
Investor Destinations Moderate 2,307,106,582 28,913,544 (395,206,725) (366,293,181)
Investor Destinations Moderately Conservative 735,577,687 5,833,662 (98,321,762) (92,488,100)
Investor Destinations Conservative 666,710,157 1,601,939 (71,133,904) (69,531,965)
Investor Destinations Balanced 1,521,141,290 2,661,009 (217,267,075) (214,606,066)
Investor Destinations Capital Appreciation 1,356,976,061 26,196,995 (237,478,228) (211,281,233)
Investor Destinations Managed Growth & Income 478,906,766 6,102,131 (66,197,857) (60,095,726)
Investor Destinations Managed Growth 1,167,333,608 26,925,444 (186,122,877) (159,197,433)

Investor Destinations Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 85
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the United States, European and other credit markets has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global, national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans (within the
United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments.
The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
The Trusts’ credit agreement has been renewed through July 6, 2023. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2022 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

86 - Supplemental Information - June 30, 2022 (Unaudited) - Investor Destinations Funds
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has
designated Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a
Liquidity Risk Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 14, 2022, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Investor Destinations Funds - June 30, 2022 (Unaudited) - Management Information - 87
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

88 - Management Information - June 30, 2022 (Unaudited) - Investor Destinations Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 130
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 130
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Investor Destinations Funds - June 30, 2022 (Unaudited) - Management Information - 89
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

90 - Market Index Definitions - June 30, 2022 (Unaudited) - Investor Destinations Funds
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Investor Destinations Funds - June 30, 2022 (Unaudited) - Market Index Definitions - 91
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

92 - Market Index Definitions - June 30, 2022 (Unaudited) - Investor Destinations Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

Investor Destinations Funds - June 30, 2022 (Unaudited) - Market Index Definitions - 93
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

94 - Market Index Definitions - June 30, 2022 (Unaudited) - Investor Destinations Funds
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-ID (8-22)

Semiannual Report
June 30, 2022 (Unaudited)
Nationwide Variable Insurance Trust
Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
NVIT Blueprint
SM
Moderately Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
NVIT Blueprint
SM
Capital Appreciation Fund
NVIT Blueprint
SM
Managed Growth & Income Fund
NVIT Blueprint
SM
Managed Growth Fund

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2022

Message to Investors 1
Fund Overview 3
Shareholder Expense Examples 12
Statements of Investments 15
Statements of Assets and Liabilities 24
Statements of Operations 32
Statements of Changes in Net Assets 36
Financial Highlights 42
Notes to Financial Statements 51
Supplemental Information 68
Management Information 69
Market Index Definitions 72

Nationwide Variable Insurance Trust - June 30, 2022 (Unaudited) - 1
Message to Investors
Dear Investor,
Equity markets fell significantly during the semi-annual reporting period ended June 30, 2022, as a confluence of events ranging from entrenched inflation, geopolitical risk, new central bank frameworks, and the Omicron variant of COVID-19 all weighed on market returns.
The outlook for the U.S. economy continued to slow through the period, with gross domestic product (“GDP”) growth decelerating to -1.6% for the first quarter of 2022. Economic activity continued to moderate, and the labor market remained robust with corporate profits expected to grow more slowly after the swift rise during 2021. By and large, earnings have been supported by a resilient consumer, although inflationary pressure will likely challenge gross margins.
The U.S economy faced decades-high inflation during the reporting period and equity markets faced historical pressure, due to hawkish central bank policy.
Markets experienced historic levels of volatility during the reporting period, as geopolitical uncertainty, entrenched inflation, and hawkish central banks challenged both equity and bond market returns. The S&P 500
®
Index (“S&P 500”) experienced a substantial level of volatility throughout the period, sliding into a bear market after the Federal Reserve increased rates by
0.75%. Additionally, investor sentiment has remained at historically negative levels throughout the reporting period, indicating extreme fear and apprehension by investors. The “wall of worry”
that developed at the beginning of 2022 has methodically given way to volatile market moves in the equity markets; it is possible that the second quarter of 2022 could be recorded as the ninth-
worst quarter for the S&P 500 since World War II, finishing the reporting period with a 20% loss.
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank, with the MSCI EAFE
®
Index finishing the period with a loss of nearly 20%. The MSCI Emerging Markets
®
Index was
notably weak on continued stress on China lockdowns and surging commodity prices, falling nearly 18%.
The S&P 500 closed in “bear market” territory during the reported period for the first time since 2020.
With inflation seemingly not abating during the reporting period, the market continued to come under pressure, and the S&P 500 fell more than 20% from its January high. Value indexes continued to be favored by investors, with large-cap indexes beating small-cap indexes. The
Energy sector remained the clear winner during the reporting period, up 31% year-to-date, followed by the Utilities and Consumer Staples sectors, down -3% and -7%, respectively.
Fixed-income returns were historically weak with surging interest rates and increasingly aggressive central bank policy causing consternation for investors. During the reporting period, the U.S. Federal Reserve bank (“Fed”) raised its benchmark interest rate by 0.75%, the most significant increase since 1994. Meanwhile, investors grew discontent over the economic outlook and fear of a “policy mistake” by the Fed. Interest rates surged during the period, with the 10-year Treasury yield rising from 1.55% to over 3.44%. Likewise, the 2-year Treasury yield saw a more pronounced move, rising to 3.43% during the reporting period. As investors grappled with moderating economic data, the yield curve continued to linger toward inversion

2 - June 30, 2022 (Unaudited) - Nationwide Variable Insurance Trust
during the reporting period.
Technical indicators reflected the stress caused by geopolitical uncertainty and historically high inflation. Stock-bond diversification suffered over the reported period with the S&P 500 and
Bloomberg U.S. Aggregate Bond Index both producing negative returns for the first time since
1976. Financial conditions tightened, credit spreads widened, and the dollar strengthened as investors grew more anxious about a potential economic slowdown.
Equity markets may continue to be choppy based on fears of central bank policy trade-off errors and negative investor sentiment potentially leading to a self-fulfilling economic slowdown.
However, investors may find solace in diminishing inflation or the central banks achieving a soft-
landing. Encouragingly, the health of the labor market, resilient consumer spending, and solid corporate earnings remain generally sound.
When investors feel pessimistic and begin to view their economic futures as uncertain they naturally tend to succumb to stressful market environments by reacting emotionally, often producing suboptimal returns. We urge investors to seek investments based on a sound asset allocation strategy and a long-term perspective and encourage you to speak with your financial professional regularly to ensure that your portfolio maintains the right balance for your goals.
We remain confident in our ability to help investors navigate the markets for years to come.
Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
The following chart provides returns for various market segments for six-month reporting period ended June 30, 2022:
Index
Semi-annual Total Return
(As of June 30, 2022)
Bloomberg Emerging Markets USD Aggregate Bond -17.14%
Bloomberg Municipal Bond -8.98%
Bloomberg U.S. 1-3 Year Government/Credit Bond -3.11%
Bloomberg U.S. 10-20 Year Treasury Bond -18.80%
Bloomberg U.S. Aggregate Bond -10.35%
Bloomberg U.S. Corporate High Yield -14.19%
MSCI EAFE
®
-19.57%
MSCI Emerging Markets
®
-17.63%
MSCI World ex USA -18.42%
Russell 1000
®
Growth -28.07%
Russell 1000
®
Value -12.86%
Russell 2000
®
-23.43%
S&P 500
®
-19.96%
Source: Morningstar

NVIT Blueprint
SM
Aggressive Fund - June 30, 2022 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Equity Funds 89.5%
Fixed Income Funds 10.6%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 39.9%
NVIT U.S. 130/30 Equity Fund, Class Y 17.2%
NVIT GS International Equity Insights Fund, Class Y 13.8%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 7.5%
Nationwide International Small Cap Fund, Class R6 6.3%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 5.3%
NVIT GS Small Cap Equity Insights Fund, Class Y 4.8%
NVIT Core Bond Fund, Class Y 4.2%
Nationwide Bond Fund, Class R6 1.0%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

4 - Fund Overview - June 30, 2022 (Unaudited) - NVIT Blueprint
SM
Moderately Aggressive Fund
Asset Allocation
1
Equity Funds 81.4%
Fixed Income Funds 18.6%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 36.5%
NVIT U.S. 130/30 Equity Fund, Class Y 16.7%
NVIT GS International Equity Insights Fund, Class Y 12.4%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 9.5%
NVIT Core Bond Fund, Class Y 7.5%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 6.3%
Nationwide International Small Cap Fund, Class R6 5.1%
NVIT GS Small Cap Equity Insights Fund, Class Y 4.3%
Nationwide Bond Fund, Class R6 1.7%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

NVIT Blueprint
SM
Moderate Fund - June 30, 2022 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Equity Funds 61.8%
Fixed Income Funds 38.2%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 28.8%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 15.3%
NVIT Core Bond Fund, Class Y 13.5%
NVIT U.S. 130/30 Equity Fund, Class Y 12.8%
NVIT GS International Equity Insights Fund, Class Y 9.0%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 5.8%
NVIT Short Term Bond Fund, Class Y 5.7%
Nationwide International Small Cap Fund, Class R6 2.7%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.6%
Nationwide Bond Fund, Class R6 2.4%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.4%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

6 - Fund Overview - June 30, 2022 (Unaudited) - NVIT Blueprint
SM
Moderately Conservative Fund
Asset Allocation
1
Fixed Income Funds 59.6%
Equity Funds 40.4%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT Core Bond Fund, Class Y 19.9%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 18.8%
NVIT GS Large Cap Equity Insights Fund, Class Y 18.5%
NVIT Short Term Bond Fund, Class Y 13.1%
NVIT U.S. 130/30 Equity Fund, Class Y 8.4%
NVIT GS International Equity Insights Fund, Class Y 7.1%
Nationwide Bond Fund, Class R6 3.9%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 3.4%
Nationwide Inflation-Protected Securities Fund,
Class R6 2.1%
NVIT DoubleLine Total Return Tactical Fund, Class Y 2.0%
Other Holdings 2.8%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

NVIT Blueprint
SM
Conservative Fund - June 30, 2022 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Fixed Income Funds 80.6%
Equity Funds 19.4%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT Core Bond Fund, Class Y 24.2%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 24.2%
NVIT Short Term Bond Fund, Class Y 20.0%
NVIT GS Large Cap Equity Insights Fund, Class Y 9.5%
Nationwide Bond Fund, Class R6 5.6%
NVIT U.S. 130/30 Equity Fund, Class Y 4.0%
Nationwide Inflation-Protected Securities Fund,
Class R6 4.0%
NVIT GS International Equity Insights Fund, Class Y 3.8%
NVIT DoubleLine Total Return Tactical Fund, Class Y 2.5%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 1.7%
NVIT GS Small Cap Equity Insights Fund, Class Y 0.5%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

8 - Fund Overview - June 30, 2022 (Unaudited) - NVIT Blueprint
SM
Balanced Fund
Asset Allocation
1
Fixed Income Funds 50.2%
Equity Funds 49.8%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 22.2%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 18.0%
NVIT Core Bond Fund, Class Y 17.1%
NVIT Short Term Bond Fund, Class Y 10.1%
NVIT U.S. 130/30 Equity Fund, Class Y 9.8%
NVIT GS International Equity Insights Fund, Class Y 9.0%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 4.3%
Nationwide Bond Fund, Class R6 3.5%
Nationwide International Small Cap Fund, Class R6 2.4%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.1%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.5%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

NVIT Blueprint
SM
Capital Appreciation Fund - June 30, 2022 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Equity Funds 70.9%
Fixed Income Funds 29.1%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 33.4%
NVIT U.S. 130/30 Equity Fund, Class Y 12.3%
NVIT Core Bond Fund, Class Y 11.8%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 11.6%
NVIT GS International Equity Insights Fund, Class Y 10.3%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 6.8%
Nationwide International Small Cap Fund, Class R6 4.3%
NVIT GS Small Cap Equity Insights Fund, Class Y 3.7%
NVIT Short Term Bond Fund, Class Y 2.9%
Nationwide Bond Fund, Class R6 1.9%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.0%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

10 - Fund Overview - June 30, 2022 (Unaudited) - NVIT Blueprint
SM
Managed Growth & Income Fund
Asset Allocation
1
Equity Funds 49.2%
Fixed Income Funds 43.8%
Futures Contracts 1.2%
Other assets in excess of liabilities
§
5.8%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 23.0%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 16.8%
NVIT Core Bond Fund, Class Y 16.2%
NVIT U.S. 130/30 Equity Fund, Class Y 12.1%
NVIT Short Term Bond Fund, Class Y 9.5%
NVIT GS International Equity Insights Fund, Class Y 9.3%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 4.2%
Nationwide Bond Fund, Class R6 3.3%
Nationwide International Small Cap Fund, Class R6 2.2%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.0%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.4%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

NVIT Blueprint
SM
Managed Growth Fund - June 30, 2022 (Unaudited) - Fund Overview - 11
Asset Allocation
1
Equity Funds 57.7%
Fixed Income Funds 33.4%
Futures Contracts 2.0%
Other assets in excess of liabilities
§
6.9%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 29.0%
NVIT U.S. 130/30 Equity Fund, Class Y 15.2%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 14.6%
NVIT Core Bond Fund, Class Y 13.0%
NVIT GS International Equity Insights Fund, Class Y 8.6%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 5.5%
NVIT Short Term Bond Fund, Class Y 5.4%
Nationwide International Small Cap Fund, Class R6 2.6%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.4%
Nationwide Bond Fund, Class R6 2.3%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.4%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

12 - Shareholder Expense Example - June 30, 2022 (Unaudited) - Blueprint Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2022) and continued to hold your shares at the end of the reporting period (June 30, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January
1, 2022 through June 30, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2022 through June 30, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/22
Ending Account
Value($) 6/30/22
Expenses Paid
During Period ($)
1/1/22 - 6/30/22
(a)
Expense Ratio
During Period (%)
1/1/22 - 6/30/22
(a)(b)
NVIT Blueprint
SM
Aggressive Fund
Class I Shares
Actual
(c)
1,000.00 825.90 1.49 0.33
Hypothetical
(c)(d)
1,000.00 1,023.16 1.66 0.33
Class II Shares
Actual
(c)
1,000.00 826.00 1.90 0.42
Hypothetical
(c)(d)
1,000.00 1,022.71 2.11 0.42
NVIT Blueprint
SM
Moderately Aggressive Fund
Class I Shares
Actual
(c)
1,000.00 831.70 1.36 0.30
Hypothetical
(c)(d)
1,000.00 1,023.31 1.51 0.30
Class II Shares
Actual
(c)
1,000.00 831.40 1.77 0.39
Hypothetical
(c)(d)
1,000.00 1,022.86 1.96 0.39

Blueprint Funds - June 30, 2022 (Unaudited) - Shareholder Expense Example - 13
Beginning Account
Value($) 1/1/22
Ending Account
Value($) 6/30/22
Expenses Paid
During Period ($)
1/1/22 - 6/30/22
(a)
Expense Ratio
During Period (%)
1/1/22 - 6/30/22
(a)(b)
NVIT Blueprint
SM
Moderate Fund
Class I Shares
Actual
(c)
1,000.00 850.60 1.33 0.29
Hypothetical
(c)(d)
1,000.00 1,023.36 1.45 0.29
Class II Shares
Actual
(c)
1,000.00 850.30 1.74 0.38
Hypothetical
(c)(d)
1,000.00 1,022.91 1.91 0.38
NVIT Blueprint
SM
Moderately Conservative Fund
Class I Shares
Actual
(c)
1,000.00 869.90 1.39 0.30
Hypothetical
(c)(d)
1,000.00 1,023.31 1.51 0.30
Class II Shares
Actual
(c)
1,000.00 869.00 1.81 0.39
Hypothetical
(c)(d)
1,000.00 1,022.86 1.96 0.39
NVIT Blueprint
SM
Conservative Fund
Class I Shares
Actual
(c)
1,000.00 889.90 1.41 0.30
Hypothetical
(c)(d)
1,000.00 1,023.31 1.51 0.30
Class II Shares
Actual
(c)
1,000.00 889.80 1.83 0.39
Hypothetical
(c)(d)
1,000.00 1,022.86 1.96 0.39
NVIT Blueprint
SM
Balanced Fund
Class I Shares
Actual
(c)
1,000.00 859.80 1.34 0.29
Hypothetical
(c)(d)
1,000.00 1,023.36 1.45 0.29
Class II Shares
Actual
(c)
1,000.00 859.60 1.75 0.38
Hypothetical
(c)(d)
1,000.00 1,022.91 1.91 0.38
NVIT Blueprint
SM
Capital Appreciation Fund
Class I Shares
Actual
(c)
1,000.00 837.80 1.32 0.29
Hypothetical
(c)(d)
1,000.00 1,023.36 1.45 0.29
Class II Shares
Actual
(c)
1,000.00 838.40 1.73 0.38
Hypothetical
(c)(d)
1,000.00 1,022.91 1.91 0.38
NVIT Blueprint
SM
Managed Growth & Income Fund
Class I Shares
Actual
(c)
1,000.00 879.50 1.17 0.25
Hypothetical
(c)(d)
1,000.00 1,023.55 1.25 0.25
Class II Shares
Actual
(c)
1,000.00 878.30 2.10 0.45
Hypothetical
(c)(d)
1,000.00 1,022.56 2.26 0.45

14 - Shareholder Expense Example - June 30, 2022 (Unaudited) - Blueprint Funds
Beginning Account
Value($) 1/1/22
Ending Account
Value($) 6/30/22
Expenses Paid
During Period ($)
1/1/22 - 6/30/22
(a)
Expense Ratio
During Period (%)
1/1/22 - 6/30/22
(a)(b)
NVIT Blueprint
SM
Managed Growth Fund
Class I Shares
Actual
(c)
1,000.00 874.40 1.02 0.22
Hypothetical
(c)(d)
1,000.00 1,023.70 1.10 0.22
Class II Shares
Actual
(c)
1,000.00 873.20 1.95 0.42
Hypothetical
(c)(d)
1,000.00 1,022.71 2.11 0.42
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2022 through June 30, 2022 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

NVIT Blueprint
SM
Aggressive Fund - June 30, 2022 (Unaudited) - Statement of Investments - 15
Investment Companies 100.1%
Shares Value ($)
Equity Funds 89.5%
Nationwide International Small
Cap Fund, Class R6(a) 1,191,522 9,782,394
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,109,691 11,618,466
NVIT GS International Equity
Insights Fund, Class Y(a) 2,290,002 21,388,620
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 5,059,404 61,623,540
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 673,795 7,472,389
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 1,658,530 26,569,646
Total Equity Funds
(cost $126,499,385) 138,455,055
Investment Companies
Shares Value ($)
Fixed Income Funds 10.6%
Nationwide Bond Fund, Class
R6(a) 185,242 1,587,522
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 800,396 8,132,025
NVIT Core Bond Fund, Class
Y(a) 688,406 6,567,389
Total Fixed Income Funds
(cost $18,124,184) 16,286,936
Total Investment Companies
(cost $144,623,569) 154,741,991
Total Investments
(cost $144,623,569) — 100.1% 154,741,991
Liabilities in excess of other assets — (0.1)% (88,368)
NET ASSETS — 100.0% $ 154,653,623
* Denotes a non-income producing security.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

16 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Blueprint
SM
Moderately Aggressive Fund
Investment Companies 100.0%
Shares Value ($)
Equity Funds 81.4%
Nationwide International Small
Cap Fund, Class R6(a) 2,406,014 19,753,378
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,351,059 24,615,589
NVIT GS International Equity
Insights Fund, Class Y(a) 5,134,773 47,958,781
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 11,662,246 142,046,159
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,511,181 16,759,002
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 4,044,801 64,797,715
Total Equity Funds
(cost $276,250,296) 315,930,624
Investment Companies
Shares Value ($)
Fixed Income Funds 18.6%
Nationwide Bond Fund, Class
R6(a) 754,995 6,470,308
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 3,619,980 36,778,998
NVIT Core Bond Fund, Class
Y(a) 3,038,484 28,987,139
Total Fixed Income Funds
(cost $81,155,064) 72,236,445
Total Investment Companies
(cost $357,405,360) 388,167,069
Total Investments
(cost $357,405,360) — 100.0% 388,167,069
Liabilities in excess of other assets — 0.0%
†
(162,385)
NET ASSETS — 100.0% $ 388,004,684
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Moderate Fund - June 30, 2022 (Unaudited) - Statement of Investments - 17
Investment Companies 100.0%
Shares Value ($)
Equity Funds 61.8%
Nationwide International Small
Cap Fund, Class R6(a) 6,556,777 53,831,141
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 10,822,521 113,311,800
NVIT GS International Equity
Insights Fund, Class Y(a) 18,879,481 176,334,349
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 46,606,590 567,668,266
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 4,514,633 50,067,280
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 15,622,615 250,274,292
Total Equity Funds
(cost $1,048,477,955) 1,211,487,128
Investment Companies
Shares Value ($)
Fixed Income Funds 38.2%
Nationwide Bond Fund, Class
R6(a) 5,398,956 46,269,052
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 29,442,430 299,135,087
NVIT Core Bond Fund, Class
Y(a) 27,720,698 264,455,463
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 3,160,097 28,156,460
NVIT Short Term Bond Fund,
Class Y(a) 11,491,527 111,927,471
Total Fixed Income Funds
(cost $837,098,952) 749,943,533
Total Investment Companies
(cost $1,885,576,907) 1,961,430,661
Total Investments
(cost $1,885,576,907) — 100.0% 1,961,430,661
Liabilities in excess of other assets — 0.0%
†
(705,196)
NET ASSETS — 100.0% $ 1,960,725,465
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

18 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Blueprint
SM
Moderately Conservative Fund
Investment Companies 100.0%
Shares Value ($)
Equity Funds 40.4%
Nationwide International Small
Cap Fund, Class R6(a) 990,932 8,135,553
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,878,530 19,668,209
NVIT GS International Equity
Insights Fund, Class Y(a) 4,467,979 41,730,928
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 8,854,558 107,848,520
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 817,932 9,070,866
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 3,078,892 49,323,856
Total Equity Funds
(cost $202,738,648) 235,777,932
Investment Companies
Shares Value ($)
Fixed Income Funds 59.6%
Nationwide Bond Fund, Class
R6(a) 2,636,531 22,595,068
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,253,178 12,030,504
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 10,797,475 109,702,343
NVIT Core Bond Fund, Class
Y(a) 12,153,750 115,946,775
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,285,256 11,451,628
NVIT Short Term Bond Fund,
Class Y(a) 7,837,347 76,335,762
Total Fixed Income Funds
(cost $384,281,560) 348,062,080
Total Investment Companies
(cost $587,020,208) 583,840,012
Total Investments
(cost $587,020,208) — 100.0% 583,840,012
Liabilities in excess of other assets — 0.0%
†
(239,252)
NET ASSETS — 100.0% $ 583,600,760
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Conservative Fund - June 30, 2022 (Unaudited) - Statement of Investments - 19
Investment Companies 100.0%
Shares Value ($)
Equity Funds 19.4%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 960,099 10,052,239
NVIT GS International Equity
Insights Fund, Class Y(a) 2,472,685 23,094,877
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 4,717,004 57,453,111
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 259,245 2,875,025
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 1,527,966 24,478,014
Total Equity Funds
(cost $98,521,423) 117,953,266
Investment Companies
Shares Value ($)
Fixed Income Funds 80.6%
Nationwide Bond Fund, Class
R6(a) 3,948,888 33,841,968
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,527,106 24,260,217
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 14,414,440 146,450,713
NVIT Core Bond Fund, Class
Y(a) 15,387,948 146,801,021
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,718,348 15,310,482
NVIT Short Term Bond Fund,
Class Y(a) 12,470,142 121,459,186
Total Fixed Income Funds
(cost $535,834,609) 488,123,587
Total Investm ent Companies
(cost $634,356,032) 606,076,853
Total Investments
(cost $634,356,032) — 100.0% 606,076,853
Liabilities in excess of other assets — 0.0%
†
(243,906)
NET ASSETS — 100.0% $ 605,832,947
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

20 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Blueprint
SM
Balanced Fund
Investment Companies 100.0%
Shares Value ($)
Equity Funds 49.8%
Nationwide International Small
Cap Fund, Class R6(a) 4,845,570 39,782,132
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 6,939,291 72,654,381
NVIT GS International Equity
Insights Fund, Class Y(a) 16,265,729 151,921,913
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 30,715,876 374,119,371
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 3,185,266 35,324,601
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 10,307,565 165,127,198
Total Equity Funds
(cost $735,662,863) 838,929,596
Investment Companies
Shares Value ($)
Fixed Income Funds 50.2%
Nationwide Bond Fund, Class
R6(a) 6,804,461 58,314,231
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 29,791,890 302,685,599
NVIT Core Bond Fund, Class
Y(a) 30,169,904 287,820,885
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 2,844,013 25,340,154
NVIT Short Term Bond Fund,
Class Y(a) 17,490,792 170,360,318
Total Fixed Income Funds
(cost $938,698,274) 844,521,187
Total Investment Companies
(cost $1,674,361,137) 1,683,450,783
Total Investments
(cost $1,674,361,137) — 100.0% 1,683,450,783
Liabilities in excess of other assets — 0.0%
†
(613,603)
NET ASSETS — 100.0% $ 1,682,837,180
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Capital Appreciation Fund - June 30, 2022 (Unaudited) - Statement of Investments - 21
Investment Companies 100.0%
Shares Value ($)
Equity Funds 70.9%
Nationwide International Small
Cap Fund, Class R6(a) 10,293,182 84,507,025
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 12,782,896 133,836,920
NVIT GS International Equity
Insights Fund, Class Y(a) 21,755,352 203,194,990
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 54,598,073 665,004,526
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 6,585,549 73,033,740
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 15,216,664 243,770,965
Total Equity Funds
(cost $1,240,782,921) 1,403,348,166
Investment Companies
Shares Value ($)
Fixed Income Funds 29.1%
Nationwide Bond Fund, Class
R6(a) 4,447,117 38,111,789
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 22,632,424 229,945,428
NVIT Core Bond Fund, Class
Y(a) 24,457,959 233,328,924
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 2,163,105 19,273,267
NVIT Short Term Bond Fund,
Class Y(a) 5,844,707 56,927,451
Total Fixed Income Funds
(cost $646,664,184) 577,586,859
Total Investment Companies
(cost $1,887,447,105) 1,980,935,025
Total Investments
(cost $1,887,447,105) — 100.0% 1,980,935,025
Liabilities in excess of other assets — 0.0%
†
(709,432)
NET ASSETS — 100.0% $ 1,980,225,593
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

22 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Blueprint
SM
Managed Growth & Income Fund
Investment Companies 93.0%
Shares Value ($)
Equity Funds 49.2%
Nationwide International Small
Cap Fund, Class R6(a) 1,309,427 10,750,393
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,931,834 20,226,300
NVIT GS International Equity
Insights Fund, Class Y(a) 4,790,521 44,743,469
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 9,026,781 109,946,192
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 863,460 9,575,776
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 3,630,289 58,157,226
Total Equity Funds
(cost $218,713,340) 253,399,356
Investment Companies
Shares Value ($)
Fixed Income Funds 43.8%
Nationwide Bond Fund, Class
R6(a) 1,823,494 15,627,347
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 7,924,155 80,509,410
NVIT Core Bond Fund, Class
Y(a) 8,119,129 77,456,494
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 760,513 6,776,171
NVIT Short Term Bond Fund,
Class Y(a) 4,682,264 45,605,250
Total Fixed Income Funds
(cost $250,116,663) 225,974,672
Total Investment Companies
(cost $468,830,003) 479,374,028
Total Investments
(cost $468,830,003) — 93.0% 479,374,028
Other assets in excess of liabilities — 7.0% 36,287,341
NET ASSETS — 100.0% $ 515,661,369
* Denotes a non-income producing security.
(a) Investment in affiliate.
Futures contracts outstanding as of June 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (540) 9/2022 USD (50,128,200) 2,170,702
Russell 2000 E-Mini Index (95) 9/2022 USD (8,113,000) 472,558
S&P 500 E-Mini Index (321) 9/2022 USD (60,821,475) 2,644,553
S&P Midcap 400 E-Mini Index (71) 9/2022 USD (16,102,800) 994,579
Net contracts 6,282,392
As of June 30, 2022, the Fund had $7,549,705 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Managed Growth Fund - June 30, 2022 (Unaudited) - Statement of Investments - 23
Investment Companies 91.1%
Shares Value ($)
Equity Funds 57.7%
Nationwide International Small
Cap Fund, Class R6(a) 3,529,150 28,974,325
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 5,850,503 61,254,768
NVIT GS International Equity
Insights Fund, Class Y(a) 10,153,554 94,834,197
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 26,349,661 320,938,874
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 2,428,844 26,935,883
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 10,496,217 168,149,391
Total Equity Funds
(cost $599,767,203) 701,087,438
Investment Companies
Shares Value ($)
Fixed Income Funds 33.4%
Nationwide Bond Fund, Class
R6(a) 2,923,819 25,057,127
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 15,887,453 161,416,523
NVIT Core Bond Fund, Class
Y(a) 15,054,019 143,615,341
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,717,805 15,305,647
NVIT Short Term Bond Fund,
Class Y(a) 6,133,133 59,736,716
Total Fixed Income Funds
(cost $451,230,345) 405,131,354
Total Investment Companies
(cost $1,050,997,548) 1,106,218,792
Total Investments
(cost $1,050,997,548) — 91.1% 1,106,218,792
Other assets in excess of liabilities — 8.9% 108,449,506
NET ASSETS — 100.0% $ 1,214,668,298
* Denotes a non-income producing security.
(a) Investment in affiliate.
Futures contracts outstanding as of June 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (1,856) 9/2022 USD (172,292,480) 7,836,266
Russell 2000 E-Mini Index (345) 9/2022 USD (29,463,000) 1,845,500
S&P 500 E-Mini Index (1,217) 9/2022 USD (230,591,075) 10,831,420
S&P Midcap 400 E-Mini Index (259) 9/2022 USD (58,741,200) 3,860,323
Net contracts 24,373,509
As of June 30, 2022, the Fund had $27,596,099 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

24 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
NVIT Blueprint
SM
Moderately Aggressive
Fund
Assets:
Investment securities of affiliated issuers, at value $ 154,741,991 $ 388,167,069
Receivable for investments sold — 38,602
Receivable for capital shares issued 122,577 10,619
Receivable for reimbursement from investment adviser (Note 3) — 2,377
Prepaid expenses 832 2,124
Total Assets 154,865,400 388,220,791
Liabilities:
Payable for investments purchased 121,869 —
Payable for capital shares redeemed 706 49,215
Accrued expenses and other payables:
Investment advisory fees 13,033 32,903
Fund administration fees 22,456 26,912
Distribution fees 8,520 23,040
Administrative servicing fees 19,205 49,776
Accounting and transfer agent fees 62 136
Trustee fees 4 4
Custodian fees 1,799 6,144
Compliance program costs (Note 3) 161 436
Professional fees 11,451 11,587
Printing fees 10,993 14,586
Other 1,518 1,368
Total Liabilities 211,777 216,107
Net Assets $ 154,653,623 $ 388,004,684
Cost of investment securities of affiliated issuers 144,623,569 357,405,360
Represented by:
Capital $ 141,704,818 $ 339,304,975
Total distributable earnings (loss) 12,948,805 48,699,709
Net Assets $ 154,653,623 $ 388,004,684

Blueprint Funds - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 25
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately Conservative
Fund
NVIT Blueprint
SM
Conservative Fund
$ 1,961,430,661 $ 583,840,012 $ 606,076,853
390,306 188,431 282,673
14,419 5,206 14,255
— — —
10,420 3,019 3,158
1,961,845,806 584,036,668 606,376,939
— — —
404,698 193,629 296,919
161,082 48,980 50,357
56,505 30,297 30,572
145,495 43,636 44,794
255,481 75,613 76,718
638 202 202
198 27 5
37,654 11,722 11,855
2,267 665 674
13,294 12,148 12,181
31,757 15,305 17,157
11,272 3,684 2,558
1,120,341 435,908 543,992
$ 1,960,725,465 $ 583,600,760 $ 605,832,947
1,885,576,907 587,020,208 634,356,032
$ 1,746,194,757 $ 550,355,395 $ 608,669,883
214,530,708 33,245,365 (2,836,936)
$ 1,960,725,465 $ 583,600,760 $ 605,832,947

26 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
NVIT Blueprint
SM
Moderately Aggressive
Fund
Net Assets:
Class I Shares $ 42,337,701 $ 86,014,440
Class II Shares 112,315,922 301,990,244
Total $ 154,653,623 $ 388,004,684
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 3,929,913 9,205,913
Class II Shares 10,465,595 32,405,522
Total 14,395,508 41,611,435
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 10 .77 $ 9 .34
Class II Shares $ 10 .73 $ 9 .32

Blueprint Funds - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 27
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately Conservative
Fund
NVIT Blueprint
SM
Conservative Fund
$ 48,528,017 $ 6,259,186 $ 7,799,980
1,912,197,448 577,341,574 598,032,967
$ 1,960,725,465 $ 583,600,760 $ 605,832,947
4,630,263 596,297 772,291
183,070,103 55,089,146 59,281,460
187,700,366 55,685,443 60,053,751
$ 10 .48 $ 10 .50 $ 10 .10
$ 10 .45 $ 10 .48 $ 10 .09

28 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Balanced Fund
NVIT Blueprint
SM
Capital
Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value $ 1,683,450,783 $ 1,980,935,025
Cash — —
Deposits with broker for futures contracts — —
Interest and dividends receivable — —
Receivable for investments sold 505,504 647,611
Receivable for capital shares issued 31,501 9,916
Receivable for variation margin on futures contracts — —
Receivable for reimbursement from investment adviser (Note 3) — —
Prepaid expenses 8,863 10,665
Total Assets 1,683,996,651 1,981,603,217
Liabilities:
Payable for capital shares redeemed 536,982 657,499
Accrued expenses and other payables:
Investment advisory fees 139,862 162,882
Fund administration fees 51,110 56,972
Distribution fees 125,960 148,054
Administrative servicing fees 218,167 258,225
Accounting and transfer agent fees 538 656
Trustee fees 182 337
Custodian fees 32,684 37,718
Compliance program costs (Note 3) 1,934 2,317
Professional fees 13,131 13,543
Printing fees 29,541 28,536
Other 9,380 10,885
Total Liabilities 1,159,471 1,377,624
Net Assets $ 1,682,837,180 $ 1,980,225,593
Cost of investment securities of affiliated issuers 1,674,361,137 1,887,447,105
Represented by:
Capital $ 1,553,284,775 $ 1,708,359,514
Total distributable earnings (loss) 129,552,405 271,866,079
Net Assets $ 1,682,837,180 $ 1,980,225,593

Blueprint Funds - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 29
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth Fund
$ 479,374,028 $ 1,106,218,792
27,908,775 77,374,677
7,659,002 28,115,120
24,787 68,849
81,767 284,356
4,274 38
939,298 3,379,975
74,187 197,580
2,651 6,323
516,068,769 1,215,645,710
89,837 298,843
94,630 223,250
29,169 42,264
85,222 201,845
64,045 149,665
166 365
21 51
9,094 20,027
577 1,361
12,636 12,857
19,738 23,089
2,265 3,795
407,400 977,412
$ 515,661,369 $ 1,214,668,298
468,830,003 1,050,997,548
$ 512,224,561 $ 1,123,700,472
3,436,808 90,967,826
$ 515,661,369 $ 1,214,668,298

30 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Balanced Fund
NVIT Blueprint
SM
Capital
Appreciation Fund
Net Assets:
Class I Shares $ 21,970,991 $ 39,713,077
Class II Shares 1,660,866,189 1,940,512,516
Total $ 1,682,837,180 $ 1,980,225,593
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 2,047,861 3,861,766
Class II Shares 155,994,229 188,987,527
Total 158,042,090 192,849,293
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 10 .73 $ 10 .28
Class II Shares $ 10 .65 $ 10 .27

Blueprint Funds - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 31
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth Fund
$ 5,107,625 $ 7,072,020
510,553,744 1,207,596,278
$ 515,661,369 $ 1,214,668,298
479,261 619,176
48,122,858 106,279,994
48,602,119 106,899,170
$ 10 .66 $ 11 .42
$ 10 .61 $ 11 .36

32 - Statements of Operations - For the Six Months Ended June 30, 2022 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
NVIT Blueprint
SM
Moderately
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 17,516 $ 83,131
Total Income 17,516 83,131
EXPENSES:
Investment advisory fees 165,124 431,028
Fund administration fees 41,535 70,387
Distribution fees Class II Shares 149,730 420,600
Administrative servicing fees Class I Shares 34,004 70,908
Administrative servicing fees Class II Shares 89,838 252,361
Professional fees 7,840 12,547
Printing fees 4,849 5,559
Trustee fees 2,613 6,714
Custodian fees 3,910 10,154
Accounting and transfer agent fees 173 242
Compliance program costs (Note 3) 334 872
Other 750 4,892
Total expenses before fees waived and expenses reimbursed 500,700 1,286,264
Distribution fees waived - Class II (Note 3) (95,828) (269,187)
Investment advisory fees waived (Note 3) (82,561) (215,510)
Expenses reimbursed by adviser (Note 3) — (3,353)
Net Expenses 322,311 798,214
NET INVESTMENT LOSS (304,795) (715,083)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (78,407) 826,902
Net realized gains (losses) (78,407) 826,902
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (31,121,180) (79,438,571)
Net change in unrealized appreciation/depreciation (31,121,180) (79,438,571)
Net realized/unrealized gains (losses) (31,199,587) (78,611,669)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (31,504,382) $ (79,326,752)

Blueprint Funds - For the Six Months Ended June 30, 2022 (Unaudited) - Statements of Operations - 33
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative
Fund
NVIT Blueprint
SM
Conservative
Fund
$ 592,238 $ 692,247 $ 1,245,757
592,238 692,247 1,245,757
2,143,351 639,768 649,272
260,756 92,712 93,801
2,671,003 791,736 801,612
38,910 4,815 6,031
1,602,524 475,008 480,920
43,526 16,154 16,284
10,922 6,673 6,599
34,474 10,079 10,237
50,403 14,175 14,240
759 312 314
4,436 1,295 1,308
26,793 8,048 7,784
6,887,857 2,060,775 2,088,402
(1,709,369) (506,678) (512,985)
(1,094,276) (319,878) (324,630)
— — —
4,084,212 1,234,219 1,250,787
(3,491,974) (541,972) (5,030)
27,175,682 5,511,106 812,814
27,175,682 5,511,106 812,814
(378,699,847) (95,066,703) (77,533,264)
(378,699,847) (95,066,703) (77,533,264)
(351,524,165) (89,555,597) (76,720,450)
$ (355,016,139) $ (90,097,569) $ (76,725,480)

34 - Statements of Operations - For the Six Months Ended June 30, 2022 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Balanced Fund
NVIT Blueprint
SM
Capital
Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 744,093 $ 488,714
Interest income (unaffiliated) — —
Total Income 744,093 488,714
EXPENSES:
Investment advisory fees 1,842,528 2,180,682
Fund administration fees 225,255 265,116
Distribution fees Class II Shares 2,297,005 2,734,055
Administrative servicing fees Class I Shares 17,693 31,863
Administrative servicing fees Class II Shares 1,378,119 1,640,372
Professional fees 37,749 44,653
Printing fees 10,980 10,066
Trustee fees 29,244 35,115
Custodian fees 42,404 53,127
Accounting and transfer agent fees 656 769
Compliance program costs (Note 3) 3,765 4,518
Other 22,756 27,263
Total expenses before fees waived and expenses reimbursed 5,908,154 7,027,599
Distribution fees waived - Class II (Note 3) (1,470,003) (1,749,740)
Investment advisory fees waived (Note 3) (930,530) (1,114,810)
Expenses reimbursed by adviser (Note 3) — —
Net Expenses 3,507,621 4,163,049
NET INVESTMENT LOSS (2,763,528) (3,674,335)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 16,588,712 34,363,354
Expiration or closing of futures contracts (Note 2) — —
Net realized gains (losses) 16,588,712 34,363,354
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (296,650,327) (424,002,003)
Futures contracts (Note 2) — —
Net change in unrealized appreciation/depreciation (296,650,327) (424,002,003)
Net realized/unrealized gains (losses) (280,061,615) (389,638,649)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (282,825,143) $ (393,312,984)

Blueprint Funds - For the Six Months Ended June 30, 2022 (Unaudited) - Statements of Operations - 35
NVIT Blueprint
SM
Managed Growth
& Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 201,929 $ 326,658
47,368 111,609
249,297 438,267
608,999 1,436,447
83,648 165,282
686,780 1,623,285
3,181 5,465
412,046 973,933
14,992 28,233
6,975 8,533
8,665 20,456
11,787 28,250
232 447
1,116 2,631
6,612 14,972
1,845,033 4,307,934
(137,352) (324,652)
— —
(465,448) (1,246,231)
1,242,233 2,737,051
(992,936) (2,298,784)
482,303 1,206,041
1,232,640 (3,530,779)
1,714,943 (2,324,738)
(80,082,985) (198,316,582)
6,618,581 23,358,856
(73,464,404) (174,957,726)
(71,749,461) (177,282,464)
$ (72,742,397) $ (179,581,248)

The accompanying notes are an integral part of these financial statements.
36 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ (304,795) $ 2,142,730
Net realized gains (losses) (78,407) 3,943,931
Net change in unrealized appreciation/depreciation (31,121,180) 21,910,367
Change in net assets resulting from operations (31,504,382) 27,997,028
Distributions to Shareholders From:
Distributable earnings:
Class I — (85,953)
Class II — (151,792)
Change in net assets from shareholder distributions — (237,745)
Change in net assets from capital transactions 8,671,452 18,411,385
Change in net assets (22,832,930) 46,170,668
Net Assets:
Beginning of period 177,486,553 131,315,885
End of period $ 154,653,623 $ 177,486,553
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 4,421,004 $ 6,453,502
Dividends reinvested — 85,953
Cost of shares redeemed (2,062,878) (3,858,306)
Total Class I Shares 2,358,126 2,681,149
Class II Shares
Proceeds from shares issued 13,991,813 28,868,524
Dividends reinvested — 151,792
Cost of shares redeemed (7,678,487) (13,290,080)
Total Class II Shares 6,313,326 15,730,236
Change in net assets from capital transactions $ 8,671,452 $ 18,411,385
SHARE TRANSACTIONS:
Class I Shares
Issued 367,038 543,143
Reinvested — 6,800
Redeemed (166,740) (323,047)
Total Class I Shares 200,298 226,896
Class II Shares
Issued 1,174,388 2,406,011
Reinvested — 12,047
Redeemed (625,116) (1,108,361)
Total Class II Shares 549,272 1,309,697
Total change in shares 749,570 1,536,593

Blueprint Funds - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 37
NVIT Blueprint
SM
Moderately Aggressive Fund NVIT Blueprint
SM
Moderate Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
$ (715,083) $ 6,020,293 $ (3,491,974) $ 32,432,773
826,902 13,533,125 27,175,682 90,452,018
(79,438,571) 54,194,343 (378,699,847) 188,304,430
(79,326,752) 73,747,761 (355,016,139) 311,189,221
— (231,250) — (144,227)
— (567,903) — (3,849,614)
— (799,153) — (3,993,841)
(6,578,451) (13,072,408) (121,194,663) (274,962,203)
(85,905,203) 59,876,200 (476,210,802) 32,233,177
473,909,887 414,033,687 2,436,936,267 2,404,703,090
$ 388,004,684 $ 473,909,887 $ 1,960,725,465 $ 2,436,936,267
$ 3,109,885 $ 7,894,560 $ 1,846,184 $ 4,810,088
— 231,250 — 144,227
(3,065,515) (4,942,645) (1,423,789) (3,686,038)
44,370 3,183,165 422,395 1,268,277
8,187,910 20,003,453 1,631,380 5,256,909
— 567,903 — 3,849,614
(14,810,731) (36,826,929) (123,248,438) (285,337,003)
(6,622,821) (16,255,573) (121,617,058) (276,230,480)
$ (6,578,451) $ (13,072,408) $ (121,194,663) $ (274,962,203)
302,633 739,659 168,766 408,143
— 21,177 — 11,949
(294,562) (471,012) (123,809) (316,298)
8,071 289,824 44,957 103,794
792,112 1,904,384 138,355 445,782
— 52,101 — 319,735
(1,446,041) (3,517,968) (10,824,301) (24,433,742)
(653,929) (1,561,483) (10,685,946) (23,668,225)
(645,858) (1,271,659) (10,640,989) (23,564,431)

The accompanying notes are an integral part of these financial statements.
38 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Moderately Conservative Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ (541,972) $ 9,919,738
Net realized gains 5,511,106 22,958,552
Net change in unrealized appreciation/depreciation (95,066,703) 29,963,083
Change in net assets resulting from operations (90,097,569) 62,841,373
Distributions to Shareholders From:
Distributable earnings:
Class I — (18,365)
Class II — (1,159,059)
Change in net assets from shareholder distributions — (1,177,424)
Change in net assets from capital transactions (29,949,062) (80,066,498)
Change in net assets (120,046,631) (18,402,549)
Net Assets:
Beginning of period 703,647,391 722,049,940
End of period $ 583,600,760 $ 703,647,391
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 963,366 $ 1,609,565
Dividends reinvested — 18,365
Cost of shares redeemed (494,543) (2,578,239)
Total Class I Shares 468,823 (950,309)
Class II Shares
Proceeds from shares issued 6,742,955 11,671,473
Dividends reinvested — 1,159,059
Cost of shares redeemed (37,160,840) (91,946,721)
Total Class II Shares (30,417,885) (79,116,189)
Change in net assets from capital transactions $ (29,949,062) $ (80,066,498)
SHARE TRANSACTIONS:
Class I Shares
Issued 85,554 138,603
Reinvested — 1,541
Redeemed (43,581) (226,285)
Total Class I Shares 41,973 (86,141)
Class II Shares
Issued 598,593 1,004,254
Reinvested — 97,318
Redeemed (3,317,195) (7,906,031)
Total Class II Shares (2,718,602) (6,804,459)
Total change in shares (2,676,629) (6,890,600)

Blueprint Funds - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 39
NVIT Blueprint
SM
Conservative Fund NVIT Blueprint
SM
Balanced Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
$ (5,030) $ 10,693,941 $ (2,763,528) $ 29,910,531
812,814 19,235,881 16,588,712 81,828,726
(77,533,264) 1,170,465 (296,650,327) 105,702,953
(76,725,480) 31,100,287 (282,825,143) 217,442,210
— (36,822) — (62,563)
— (2,367,928) — (3,239,209)
— (2,404,750) — (3,301,772)
(26,558,778) (74,402,815) (103,044,811) (212,312,168)
(103,284,258) (45,707,278) (385,869,954) 1,828,270
709,117,205 754,824,483 2,068,707,134 2,066,878,864
$ 605,832,947 $ 709,117,205 $ 1,682,837,180 $ 2,068,707,134
$ 888,489 $ 2,381,024 $ 2,127,634 $ 3,752,678
— 36,822 — 62,563
(727,559) (2,746,795) (2,374,979) (2,147,122)
160,930 (328,949) (247,345) 1,668,119
25,021,476 70,463,331 6,625,313 8,546,817
— 2,367,928 — 3,239,209
(51,741,184) (146,905,125) (109,422,779) (225,766,313)
(26,719,708) (74,073,866) (102,797,466) (213,980,287)
$ (26,558,778) $ (74,402,815) $ (103,044,811) $ (212,312,168)
83,380 214,070 182,953 311,893
— 3,253 — 5,082
(67,427) (247,747) (201,566) (182,086)
15,953 (30,424) (18,613) 134,889
2,343,937 6,334,299 587,221 726,375
— 209,366 — 265,074
(4,828,805) (13,252,606) (9,487,950) (18,996,908)
(2,484,868) (6,708,941) (8,900,729) (18,005,459)
(2,468,915) (6,739,365) (8,919,342) (17,870,570)

The accompanying notes are an integral part of these financial statements.
40 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Capital Appreciation Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ (3,674,335) $ 33,807,864
Net realized gains (losses) 34,363,354 119,406,803
Net change in unrealized appreciation/depreciation (424,002,003) 214,836,569
Change in net assets resulting from operations (393,312,984) 368,051,236
Distributions to Shareholders From:
Distributable earnings:
Class I — (116,449)
Class II — (4,160,553)
Change in net assets from shareholder distributions — (4,277,002)
Change in net assets from capital transactions (136,576,761) (304,706,012)
Change in net assets (529,889,745) 59,068,222
Net Assets:
Beginning of period 2,510,115,338 2,451,047,116
End of period $ 1,980,225,593 $ 2,510,115,338
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 4,464,384 $ 4,017,933
Dividends reinvested — 116,449
Cost of shares redeemed (2,694,850) (2,084,205)
Total Class I Shares 1,769,534 2,050,177
Class II Shares
Proceeds from shares issued 2,595,275 3,690,701
Dividends reinvested — 4,160,553
Cost of shares redeemed (140,941,570) (314,607,443)
Total Class II Shares (138,346,295) (306,756,189)
Change in net assets from capital transactions $ (136,576,761) $ (304,706,012)
SHARE TRANSACTIONS:
Class I Shares
Issued 393,680 344,549
Reinvested — 9,712
Redeemed (239,715) (183,890)
Total Class I Shares 153,965 170,371
Class II Shares
Issued 230,804 321,259
Reinvested — 347,292
Redeemed (12,409,718) (27,120,981)
Total Class II Shares (12,178,914) (26,452,430)
Total change in shares (12,024,949) (26,282,059)

Blueprint Funds - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 41
NVIT Blueprint
SM
Managed Growth & Income Fund NVIT Blueprint
SM
Managed Growth Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
$ (992,936) $ 7,709,153 $ (2,298,784) $ 16,930,082
1,714,943 18,341,544 (2,324,738) 78,287,634
(73,464,404) 31,586,565 (174,957,726) 104,869,427
(72,742,397) 57,637,262 (179,581,248) 200,087,143
— (11,450) — (21,845)
— (890,907) — (2,049,600)
— (902,357) — (2,071,445)
(18,480,075) (35,268,355) (45,526,633) (81,405,805)
(91,222,472) 21,466,550 (225,107,881) 116,609,893
606,883,841 585,417,291 1,439,776,179 1,323,166,286
$ 515,661,369 $ 606,883,841 $ 1,214,668,298 $ 1,439,776,179
$ 2,152,333 $ 705,518 $ 945,356 $ 2,749,872
— 11,450 — 21,845
(383,677) (158,878) (513,028) (1,378,600)
1,768,656 558,090 432,328 1,393,117
3,247,902 12,546,694 8,523,708 16,797,369
— 890,907 — 2,049,600
(23,496,633) (49,264,046) (54,482,669) (101,645,891)
(20,248,731) (35,826,445) (45,958,961) (82,798,922)
$ (18,480,075) $ (35,268,355) $ (45,526,633) $ (81,405,805)
191,631 59,872 77,299 228,667
— 951 — 1,696
(33,034) (13,370) (42,281) (117,571)
158,597 47,453 35,018 112,792
293,093 1,082,298 697,432 1,343,718
— 74,180 — 159,626
(2,078,130) (4,219,877) (4,537,151) (8,251,592)
(1,785,037) (3,063,399) (3,839,719) (6,748,248)
(1,626,440) (3,015,946) (3,804,701) (6,635,456)

42 - Financial Highlights - June 30, 2022 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2022 (Unaudited) $ 13.04 $ (0.02) $ (2.25) $ (2.27) $ — $ — $ — $ 10.77 (17.41)% $ 42,338 0.33% (0.30)% 0.43% 6.53%
12/31/2021 10.87 0.17 2.02 2.19 (0.02) — (0.02) 13.04 20.19% 48,630 0.33% 1.40% 0.43% 16.53%
12/31/2020 9.75 0.04 1.19 1.23 (0.11) — (0.11) 10.87 12.74% 38,068 0.33% 0.40% 0.45% 21.86%
12/31/2019 8.78 0.07 1.98 2.05 (0.29) (0.79) (1.08) 9.75 24.15% 31,708 0.33% 0.73% 0.44% 92.45%
12/31/2018 10.24 0.15 (1.21) (1.06) (0.20) (0.20) (0.40) 8.78 (10.72)% 25,224 0.33% 1.43% 0.45% 34.47%
12/31/2017 9.27 0.13 1.67 1.80 (0.13) (0.70) (0.83) 10.24 19.99% 27,578 0.33% 1.27% 0.44% 21.86%
Class II Shares
6/30/2022 (Unaudited) 12.99 (0.02) (2.24) (2.26) — — — 10.73 (17.40)% 112,316 0.42% (0.39)% 0.68% 6.53%
12/31/2021 10.83 0.16 2.02 2.18 (0.02) — (0.02) 12.99 20.10% 128,857 0.42% 1.35% 0.68% 16.53%
12/31/2020 9.73 0.03 1.18 1.21 (0.11) — (0.11) 10.83 12.56% 93,248 0.42% 0.29% 0.70% 21.86%
12/31/2019 8.77 0.06 1.97 2.03 (0.28) (0.79) (1.07) 9.73 23.96% 85,105 0.42% 0.61% 0.69% 92.45%
12/31/2018 10.22 0.13 (1.19) (1.06) (0.19) (0.20) (0.39) 8.77 (10.74)% 73,133 0.42% 1.25% 0.70% 34.47%
12/31/2017 9.26 0.11 1.67 1.78 (0.12) (0.70) (0.82) 10.22 19.80% 87,580 0.42% 1.06% 0.69% 21.86%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Blueprint Funds - June 30, 2022 (Unaudited) - Financial Highlights - 43
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Moderately Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2022 (Unaudited) $ 11.23 $ (0.01) $ (1.88) $ (1.89) $ — $ — $ — $ 9.34 (16.83)% $ 86,014 0.30% (0.26)% 0.40% 2.93%
12/31/2021 9.53 0.15 1.58 1.73 (0.03) — (0.03) 11.23 18.12% 103,327 0.30% 1.45% 0.40% 14.74%
12/31/2020 8.76 0.06 0.99 1.05 (0.09) (0.19) (0.28) 9.53 12.36% 84,871 0.30% 0.66% 0.41% 11.77%
12/31/2019 8.20 0.09 1.67 1.76 (0.27) (0.93) (1.20) 8.76 22.32% 74,964 0.30% 0.98% 0.40% 82.66%
12/31/2018 9.82 0.15 (1.01) (0.86) (0.20) (0.56) (0.76) 8.20 (9.39)% 61,664 0.30% 1.61% 0.40% 25.03%
12/31/2017 9.15 0.14 1.47 1.61 (0.15) (0.79) (0.94) 9.82 18.16% 66,883 0.30% 1.43% 0.40% 16.62%
Class II Shares
6/30/2022 (Unaudited) 11.21 (0.02) (1.87) (1.89) — — — 9.32 (16.86)% 301,990 0.39% (0.35)% 0.65% 2.93%
12/31/2021 9.51 0.14 1.58 1.72 (0.02) — (0.02) 11.21 18.06% 370,583 0.39% 1.31% 0.65% 14.74%
12/31/2020 8.75 0.04 1.00 1.04 (0.09) (0.19) (0.28) 9.51 12.26% 329,163 0.39% 0.53% 0.66% 11.77%
12/31/2019 8.19 0.07 1.68 1.75 (0.26) (0.93) (1.19) 8.75 22.23% 324,672 0.39% 0.83% 0.65% 82.66%
12/31/2018 9.81 0.13 (1.00) (0.87) (0.19) (0.56) (0.75) 8.19 (9.50)% 301,662 0.39% 1.39% 0.65% 25.03%
12/31/2017 9.14 0.12 1.48 1.60 (0.14) (0.79) (0.93) 9.81 18.07% 388,434 0.39% 1.23% 0.65% 16.62%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

44 - Financial Highlights - June 30, 2022 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Moderate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2022 (Unaudited) $ 12.32 $ (0.01) $ (1.83) $ (1.84) $ — $ — $ — $ 10.48 (14.94)% $ 48,528 0.29% (0.23)% 0.39% 5.02%
12/31/2021 10.87 0.18 1.30 1.48 (0.03) — (0.03) 12.32 13.64% 56,500 0.28% 1.50% 0.38% 9.16%
12/31/2020 10.18 0.11 0.96 1.07 (0.09) (0.29) (0.38) 10.87 10.77% 48,710 0.29% 1.07% 0.39% 8.94%
12/31/2019 9.57 0.14 1.56 1.70 (0.29) (0.80) (1.09) 10.18 18.32% 45,677 0.28% 1.34% 0.38% 61.95%
12/31/2018 11.07 0.21 (0.95) (0.74) (0.23) (0.53) (0.76) 9.57 (7.07)% 43,051 0.28% 1.92% 0.38% 18.42%
12/31/2017 10.52 0.19 1.25 1.44 (0.20) (0.69) (0.89) 11.07 14.05% 43,569 0.28% 1.71% 0.38% 14.62%
Class II Shares
6/30/2022 (Unaudited) 12.29 (0.02) (1.82) (1.84) — — — 10.45 (14.97)%(h) 1,912,197 0.38% (0.32)% 0.64% 5.02%
12/31/2021 10.84 0.15 1.32 1.47 (0.02) — (0.02) 12.29 13.56%(h) 2,380,436 0.37% 1.32% 0.63% 9.16%
12/31/2020 10.16 0.09 0.97 1.06 (0.09) (0.29) (0.38) 10.84 10.69% 2,355,993 0.38% 0.93% 0.64% 8.94%
12/31/2019 9.56 0.13 1.55 1.68 (0.28) (0.80) (1.08) 10.16 18.14% 2,400,916 0.37% 1.27% 0.63% 61.95%
12/31/2018 11.05 0.18 (0.92) (0.74) (0.22) (0.53) (0.75) 9.56 (7.09)% 2,299,212 0.37% 1.66% 0.63% 18.42%
12/31/2017 10.50 0.17 1.26 1.43 (0.19) (0.69) (0.88) 11.05 13.97% 2,781,292 0.37% 1.51% 0.63% 14.62%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Blueprint Funds - June 30, 2022 (Unaudited) - Financial Highlights - 45
The accompanying notes are an integral part of these financial statements.
s
NVIT Blueprint
SM
Moderately Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2022 (Unaudited) $ 12.07 $ — $ (1.57) $ (1.57) $ — $ — $ — $ 10.50 (13.01)% $ 6,259 0.30% (0.08)% 0.40% 7.29%
12/31/2021 11.08 0.18 0.84 1.02 (0.03) — (0.03) 12.07 9.23% 6,691 0.30% 1.56% 0.40% 9.22%
12/31/2020 10.28 0.16 0.77 0.93 (0.06) (0.07) (0.13) 11.08 9.15% 7,096 0.30% 1.58% 0.40% 7.90%
12/31/2019 9.72 0.18 1.19 1.37 (0.28) (0.53) (0.81) 10.28 14.28% 5,847 0.30% 1.70% 0.40% 45.02%
12/31/2018 10.89 0.22 (0.71) (0.49) (0.24) (0.44) (0.68) 9.72 (4.68)% 6,378 0.30% 2.04% 0.40% 15.44%
12/31/2017 10.52 0.19 0.86 1.05 (0.22) (0.46) (0.68) 10.89 10.08% 8,400 0.29% 1.76% 0.39% 13.62%
Class II Shares
6/30/2022 (Unaudited) 12.06 (0.01) (1.57) (1.58) — — — 10.48 (13.10)%(h) 577,342 0.39% (0.17)% 0.65% 7.29%
12/31/2021 11.07 0.16 0.85 1.01 (0.02) — (0.02) 12.06 9.12%(h) 696,957 0.39% 1.38% 0.65% 9.22%
12/31/2020 10.28 0.13 0.79 0.92 (0.06) (0.07) (0.13) 11.07 9.05% 714,954 0.39% 1.26% 0.65% 7.90%
12/31/2019 9.71 0.17 1.20 1.37 (0.27) (0.53) (0.80) 10.28 14.30% 734,443 0.39% 1.63% 0.65% 45.02%
12/31/2018 10.88 0.20 (0.69) (0.49) (0.24) (0.44) (0.68) 9.71 (4.76)% 715,604 0.39% 1.89% 0.65% 15.44%
12/31/2017 10.52 0.18 0.85 1.03 (0.21) (0.46) (0.67) 10.88 9.88% 834,209 0.38% 1.69% 0.64% 13.62%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

46 - Financial Highlights - June 30, 2022 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2022 (Unaudited) $ 11.35 $ — $ (1.25) $ (1.25) $ — $ — $ — $ 10.10 (11.01)% $ 7,800 0.30% 0.09% 0.40% 12.54%
12/31/2021 10.91 0.18 0.31 0.49 (0.02) (0.03) (0.05) 11.35 4.49% 8,584 0.30% 1.64% 0.40% 15.86%
12/31/2020 10.18 0.21 0.58 0.79 (0.03) (0.03) (0.06) 10.91 7.69% 8,581 0.30% 1.98% 0.40% 21.82%
12/31/2019 9.61 0.23 0.80 1.03 (0.27) (0.19) (0.46) 10.18 10.77% 6,728 0.30% 2.24% 0.40% 33.21%
12/31/2018 10.16 0.23 (0.48) (0.25) (0.24) (0.06) (0.30) 9.61 (2.51)% 6,384 0.30% 2.31% 0.40% 15.61%
12/31/2017 9.97 0.21 0.42 0.63 (0.22) (0.22) (0.44) 10.16 6.35% 7,589 0.29% 2.07% 0.39% 9.98%
Class II Shares
6/30/2022 (Unaudited) 11.34 — (1.25) (1.25) — — — 10.09 (11.02)% 598,033 0.39% —% 0.65% 12.54%
12/31/2021 10.90 0.16 0.32 0.48 (0.01) (0.03) (0.04) 11.34 4.38% 700,533 0.39% 1.47% 0.65% 15.86%
12/31/2020 10.18 0.18 0.60 0.78 (0.03) (0.03) (0.06) 10.90 7.59% 746,243 0.39% 1.71% 0.65% 21.82%
12/31/2019 9.61 0.21 0.81 1.02 (0.26) (0.19) (0.45) 10.18 10.67% 639,362 0.39% 2.05% 0.65% 33.21%
12/31/2018 10.16 0.21 (0.47) (0.26) (0.23) (0.06) (0.29) 9.61 (2.60)% 624,695 0.39% 2.11% 0.65% 15.61%
12/31/2017 9.96 0.19 0.44 0.63 (0.21) (0.22) (0.43) 10.16 6.36% 717,418 0.38% 1.87% 0.64% 9.98%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Blueprint Funds - June 30, 2022 (Unaudited) - Financial Highlights - 47
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Balanced Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2022 (Unaudited) $ 12.48 $ (0.01) $ (1.74) $ (1.75) $ — $ — $ — $ 10.73 (14.02)% $ 21,971 0.29% (0.21)% 0.39% 5.66%
12/31/2021 11.26 0.20 1.05 1.25 (0.03) — (0.03) 12.48 11.12% 25,787 0.29% 1.63% 0.39% 8.94%
12/31/2020 10.48 0.13 0.87 1.00 (0.07) (0.15) (0.22) 11.26 9.71% 21,757 0.29% 1.30% 0.39% 7.54%
12/31/2019 9.90 0.18 1.40 1.58 (0.29) (0.71) (1.00) 10.48 16.29% 20,019 0.29% 1.67% 0.39% 54.36%
12/31/2018 11.38 0.20 (0.85) (0.65) (0.25) (0.58) (0.83) 9.90 (6.04)% 17,637 0.29% 1.83% 0.39% 16.15%
12/31/2017 10.83 0.08 1.20 1.28 (0.19) (0.54) (0.73) 11.38 12.01% 48,000 0.28% 0.67% 0.38% 14.15%
Class II Shares
6/30/2022 (Unaudited) 12.39 (0.02) (1.72) (1.74) — — — 10.65 (14.04)% 1,660,866 0.38% (0.30)% 0.64% 5.66%
12/31/2021 11.18 0.17 1.06 1.23 (0.02) — (0.02) 12.39 11.00% 2,042,920 0.38% 1.43% 0.64% 8.94%
12/31/2020 10.41 0.11 0.88 0.99 (0.07) (0.15) (0.22) 11.18 9.68% 2,045,122 0.38% 1.12% 0.64% 7.54%
12/31/2019 9.84 0.16 1.40 1.56 (0.28) (0.71) (0.99) 10.41 16.18% 2,065,576 0.38% 1.48% 0.64% 54.36%
12/31/2018 11.33 0.20 (0.86) (0.66) (0.25) (0.58) (0.83) 9.84 (6.23)% 1,961,859 0.38% 1.83% 0.64% 16.15%
12/31/2017 10.80 0.19 1.09 1.28 (0.21) (0.54) (0.75) 11.33 12.05% 2,311,218 0.37% 1.65% 0.63% 14.15%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

48 - Financial Highlights - June 30, 2022 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital Appreciation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2022 (Unaudited) $ 12.27 $ (0.01) $ (1.98) $ (1.99) $ — $ — $ — $ 10.28 (16.22)%(h) $ 39,713 0.29% (0.24)% 0.39% 4.19%
12/31/2021 10.62 0.18 1.50 1.68 (0.03) — (0.03) 12.27 15.85%(h) 45,476 0.28% 1.54% 0.38% 9.64%
12/31/2020 9.98 0.09 1.03 1.12 (0.10) (0.38) (0.48) 10.62 11.67% 37,553 0.29% 0.89% 0.39% 8.73%
12/31/2019 9.43 0.12 1.72 1.84 (0.30) (0.99) (1.29) 9.98 20.22% 32,811 0.28% 1.20% 0.38% 71.43%
12/31/2018 11.02 0.19 (1.02) (0.83) (0.23) (0.53) (0.76) 9.43 (8.04)% 27,457 0.28% 1.75% 0.38% 22.31%
12/31/2017 10.33 0.17 1.45 1.62 (0.19) (0.74) (0.93) 11.02 16.01% 29,698 0.28% 1.52% 0.38% 14.53%
Class II Shares
6/30/2022 (Unaudited) 12.25 (0.02) (1.96) (1.98) — — — 10.27 (16.16)% 1,940,513 0.38% (0.33)% 0.64% 4.19%
12/31/2021 10.60 0.15 1.52 1.67 (0.02) — (0.02) 12.25 15.76% 2,464,639 0.37% 1.33% 0.63% 9.64%
12/31/2020 9.98 0.07 1.03 1.10 (0.10) (0.38) (0.48) 10.60 11.47% 2,413,494 0.38% 0.74% 0.64% 8.73%
12/31/2019 9.42 0.11 1.73 1.84 (0.29) (0.99) (1.28) 9.98 20.24% 2,419,752 0.37% 1.04% 0.63% 71.43%
12/31/2018 11.01 0.16 (1.00) (0.84) (0.22) (0.53) (0.75) 9.42 (8.16)% 2,286,265 0.37% 1.53% 0.63% 22.31%
12/31/2017 10.33 0.15 1.45 1.60 (0.18) (0.74) (0.92) 11.01 15.80% 2,799,297 0.37% 1.38% 0.63% 14.53%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Blueprint Funds - June 30, 2022 (Unaudited) - Financial Highlights - 49
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Managed Growth & Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2022 (Unaudited) $ 12.12 $ (0.01) $ (1.45) $ (1.46) $ — $ — $ — $ 10.66 (12.05)% $ 5,108 0.25% (0.16)% 0.42% 6.20%
12/31/2021 11.03 0.19 0.94 1.13 (0.04) — (0.04) 12.12 10.24% 3,888 0.25% 1.64% 0.42% 10.52%
12/31/2020 10.54 0.13 0.43 0.56 (0.07) — (0.07) 11.03 5.32% 3,014 0.25% 1.27% 0.42% 12.19%
12/31/2019 9.67 0.18 1.17 1.35 (0.28) (0.20) (0.48) 10.54 14.05% 2,674 0.25% 1.76% 0.42% 60.58%
12/31/2018 11.07 0.23 (0.96) (0.73) (0.24) (0.43) (0.67) 9.67 (6.81)% 2,132 0.25% 2.14% 0.42% 17.05%
12/31/2017 10.13 0.22 1.28 1.50 (0.20) (0.36) (0.56) 11.07 14.96% 2,023 0.25% 2.01% 0.42% 15.23%
Class II Shares
6/30/2022 (Unaudited) 12.08 (0.02) (1.45) (1.47) — — — 10.61 (12.17)% 510,554 0.45% (0.36)% 0.67% 6.20%
12/31/2021 10.99 0.15 0.96 1.11 (0.02) — (0.02) 12.08 10.08% 602,996 0.45% 1.27% 0.67% 10.52%
12/31/2020 10.53 0.10 0.43 0.53 (0.07) — (0.07) 10.99 5.04% 582,404 0.45% 1.01% 0.67% 12.19%
12/31/2019 9.66 0.15 1.18 1.33 (0.26) (0.20) (0.46) 10.53 13.85% 581,599 0.45% 1.45% 0.67% 60.58%
12/31/2018 11.06 0.19 (0.94) (0.75) (0.22) (0.43) (0.65) 9.66 (7.01)% 532,697 0.45% 1.78% 0.67% 17.05%
12/31/2017 10.12 0.17 1.31 1.48 (0.18) (0.36) (0.54) 11.06 14.77% 595,060 0.45% 1.55% 0.67% 15.23%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

50 - Financial Highlights - June 30, 2022 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Managed Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2022 (Unaudited) $ 13.06 $ (0.01) $ (1.63) $ (1.64) $ — $ — $ — $ 11.42 (12.56)% $ 7,072 0.22% (0.15)% 0.41% 5.25%
12/31/2021 11.32 0.19 1.59 1.78 (0.04) — (0.04) 13.06 15.72% 7,629 0.22% 1.54% 0.41% 9.86%
12/31/2020 10.61 0.12 0.67 0.79 (0.08) — (0.08) 11.32 7.53% 5,336 0.22% 1.17% 0.41% 12.93%
12/31/2019 9.79 0.17 1.33 1.50 (0.29) (0.39) (0.68) 10.61 15.59% 4,337 0.22% 1.59% 0.41% 71.18%
12/31/2018 11.31 0.22 (0.95) (0.73) (0.23) (0.56) (0.79) 9.79 (6.79)% 3,337 0.22% 2.03% 0.41% 16.69%
12/31/2017 10.15 0.19 1.61 1.80 (0.20) (0.44) (0.64) 11.31 17.98% 3,100 0.22% 1.73% 0.41% 13.79%
Class II Shares
6/30/2022 (Unaudited) 13.01 (0.02) (1.63) (1.65) — — — 11.36 (12.68)%(h) 1,207,596 0.42% (0.35)% 0.66% 5.25%
12/31/2021 11.28 0.15 1.60 1.75 (0.02) — (0.02) 13.01 15.50%(h) 1,432,147 0.42% 1.20% 0.66% 9.86%
12/31/2020 10.59 0.09 0.68 0.77 (0.08) — (0.08) 11.28 7.36% 1,317,831 0.42% 0.85% 0.66% 12.93%
12/31/2019 9.77 0.13 1.35 1.48 (0.27) (0.39) (0.66) 10.59 15.42% 1,293,363 0.42% 1.29% 0.66% 71.18%
12/31/2018 11.30 0.18 (0.94) (0.76) (0.21) (0.56) (0.77) 9.77 (7.07)% 1,162,037 0.42% 1.66% 0.66% 16.69%
12/31/2017 10.14 0.16 1.62 1.78 (0.18) (0.44) (0.62) 11.30 17.79% 1,253,132 0.42% 1.47% 0.66% 13.79%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Blueprint Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 51
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Blueprint
SM
Aggressive Fund ("Blueprint Aggressive")
NVIT Blueprint
SM
Moderately Aggressive Fund ("Blueprint Moderately Aggressive")
NVIT Blueprint
SM
Moderate Fund ("Blueprint Moderate")
NVIT Blueprint
SM
Moderately Conservative Fund ("Blueprint Moderately Conservative")
NVIT Blueprint
SM
Conservative Fund ("Blueprint Conservative")
NVIT Blueprint
SM
Balanced Fund ("Blueprint Balanced")
NVIT Blueprint
SM
Capital Appreciation Fund ("Blueprint Capital Appreciation")
NVIT Blueprint
SM
Managed Growth & Income Fund ("Blueprint Managed Growth & Income")
NVIT Blueprint
SM
Managed Growth Fund ("Blueprint Managed Growth")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Funds.
Each Fund operates as a “fund-of-funds,” which means that each Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“NMF”)(together, the
“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds, as applicable, currently offer Class I and Class II shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

52 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Blueprint Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of affiliated registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value
(“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.
The Funds may invest in other series of the Trust and other series of NMF (together, the “series of the Trusts”), which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each
Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2022. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Blueprint Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 154,741,991 $ – $ – $ 154,741,991
Total $ 154,741,991 $ – $ – $ 154,741,991
Blueprint Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 388,167,069 $ – $ – $ 388,167,069
Total $ 388,167,069 $ – $ – $ 388,167,069
Blueprint Moderate
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,961,430,661 $ – $ – $ 1,961,430,661
Total $ 1,961,430,661 $ – $ – $ 1,961,430,661
Blueprint Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 583,840,012 $ – $ – $ 583,840,012
Total $ 583,840,012 $ – $ – $ 583,840,012

Blueprint Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 53
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2022, the Funds did not have overdrawn balances.
Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Blueprint Managed Growth & Income and Blueprint Managed Growth are subject to equity risk in the normal course of pursuing their objective(s) in two respects. First, each Fund has set a baseline target equity exposure of 50% and 60%, respectively, which is represented by each Fund’s allocations to underlying equity funds. Second, each Funds enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with
Blueprint Conservative
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 606,076,853 $ – $ – $ 606,076,853
Total $ 606,076,853 $ – $ – $ 606,076,853
Blueprint Balanced
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,683,450,783 $ – $ – $ 1,683,450,783
Total $ 1,683,450,783 $ – $ – $ 1,683,450,783
Blueprint Capital Appreciation
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,980,935,025 $ – $ – $ 1,980,935,025
Total $ 1,980,935,025 $ – $ – $ 1,980,935,025
Blueprint Managed Growth & Income
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 6,282,392 $ – $ – $ 6,282,392
Investment Companies 479,374,028 – – 479,374,028
Total $ 485,656,420 $ – $ – $ 485,656,420
Blueprint Managed Growth
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 24,373,509 $ – $ – $ 24,373,509
Investment Companies 1,106,218,792 – – 1,106,218,792
Total $ 1,130,592,301 $ – $ – $ 1,130,592,301
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

54 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Blueprint Funds
NFA’s view of current equity market conditions. Through the use of these futures contracts, Blueprint Managed Growth & Income and Blueprint Managed Growth may increase their equity exposure to a maximum of 65% or to a minimum of 0% and a maximum of 80% or to a minimum of 0%, respectively, of each Fund’s assets.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2022:
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2022:
Blueprint Managed Growth & Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 6,282,392
Total $ 6,282,392
Blueprint Managed Growth
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 24,373,509
Total $ 24,373,509
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
Blueprint Managed Growth & Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 1,232,640
Total $ 1,232,640

Blueprint Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 55
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2022:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2022:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of June 30, 2022, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Blueprint Managed Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (3,530,779)
Total $ (3,530,779)
Blueprint Managed Growth & Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 6,618,581
Total $ 6,618,581
Blueprint Managed Growth
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 23,358,856
Total $ 23,358,856
Blueprint Managed Growth & Income
Futures Contracts:
Average Notional Balance Short $ 79,421,479
Blueprint Managed Growth
Futures Contracts:
Average Notional Balance Long $ 32,244,307
Average Notional Balance Short $ 313,330,280

56 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Blueprint Funds
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for Blueprint Managed Growth & Income and
Blueprint Managed Growth, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Fee Schedule
Advisory Fee
(annual rate)
Blueprint Aggressive Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderately Aggressive Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderate Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderately Conservative Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Conservative Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Balanced Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Capital Appreciation Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%

Blueprint Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 57
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $32,524 during the six months ended June 30, 2022.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2023.
During the six months ended June 30, 2022, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the six months ended June 30, 2022, the effective advisory fee rates before and after contractual advisory fee waivers were as follows:
Fund Fee Schedule
Advisory Fee
(annual rate)
Blueprint Managed Growth & Income Up to $1.5 billion 0.22%
$1.5 billion up to $2 billion 0.21%
$2 billion and more 0.20%
Blueprint Managed Growth Up to $1.5 billion 0.22%
$1.5 billion up to $2 billion 0.21%
$2 billion and more 0.20%
Fund
Advisory Fee Waiver
(annual rate)
Blueprint Aggressive 0.10%
Blueprint Moderately Aggressive 0.10%
Blueprint Moderate 0.10%
Blueprint Moderately Conservative 0.10%
Blueprint Conservative 0.10%
Blueprint Balanced 0.10%
Blueprint Capital Appreciation 0.10%
Fund Amount
Blueprint Aggressive $ 82,561
Blueprint Moderately Aggressive 215,510
Blueprint Moderate 1,094,276
Blueprint Moderately Conservative 319,878
Blueprint Conservative 324,630
Blueprint Balanced 930,530
Blueprint Capital Appreciation 1,114,810
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Blueprint Aggressive 0.20% 0.10% 0.10%
Blueprint Moderately Aggressive 0.20 0.10 0.10
Blueprint Moderate 0.20 0.10 0.10
Blueprint Moderately Conservative 0.20 0.10 0.10
Blueprint Conservative 0.20 0.10 0.10
Blueprint Balanced 0.20 0.10 0.10
Blueprint Capital Appreciation 0.20 0.10 0.10
Blueprint Managed Growth & Income 0.22 N/A 0.05
Blueprint Managed Growth 0.22 N/A 0.03
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.

58 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Blueprint Funds
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2023.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2022, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and NMF, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
Fund Classes
Amount
(annual rate)
Blueprint Aggressive All Classes 0.28%
Blueprint Moderately Aggressive All Classes 0.25%
Blueprint Moderate All Classes 0.25%
Blueprint Moderately Conservative All Classes 0.25%
Blueprint Conservative All Classes 0.25%
Blueprint Balanced All Classes 0.25%
Blueprint Capital Appreciation All Classes 0.25%
Blueprint Managed Growth & Income All Classes 0.10%
Blueprint Managed Growth All Classes 0.07%
Fund
Fiscal Year 2019
Amount
Fiscal Year 2020
Amount
Fiscal Year 2021
Amount
Six Months Ended
June 30, 2022
Amount Total
Blueprint Aggressive $ 6,011 $ 16,239 $ — $ — $ 22,250
Blueprint Moderately Aggressive 842 16,049 — 3,353 20,244
Blueprint Moderate — — — — —
Blueprint Moderately Conservative — — — — —
Blueprint Conservative — — — — —
Blueprint Balanced — — — — —
Blueprint Capital Appreciation — — — — —
Blueprint Managed Growth &
Income 478,166 953,051 1,008,840 465,448 2,905,505
Blueprint Managed Growth 1,205,729 2,388,534 2,656,110 1,246,231 7,496,604
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

Blueprint Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 59
For the six months ended June 30, 2022, NFM earned an aggregate of $1,298,492 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2022, the Funds' aggregate portion of such costs amounted to $20,275.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Funds at an annual rate of 0.25%.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2023:
During the six months ended June 30, 2022, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of each applicable Fund.
For the six months ended June 30, 2022, the effective rates for administrative services fees were as follows:
Fund
Distribution Fee Waiver
(Annual Rate)
Blueprint Aggressive 0.16%
Blueprint Moderately Aggressive 0.16%
Blueprint Moderate 0.16%
Blueprint Moderately Conservative 0.16%
Blueprint Conservative 0.16%
Blueprint Balanced 0.16%
Blueprint Capital Appreciation 0.16%
Blueprint Managed Growth & Income 0.05%
Blueprint Managed Growth 0.05%
Fund Amount
Blueprint Aggressive $ 95,828
Blueprint Moderately Aggressive 269,187
Blueprint Moderate 1,709,369
Blueprint Moderately Conservative 506,678
Blueprint Conservative 512,985
Blueprint Balanced 1,470,003
Blueprint Capital Appreciation 1,749,74 0
Blueprint Managed Growth & Income 137,352
Blueprint Managed Growth 324,652
Fund Class I Class II
Blueprint Aggressive 0.15% 0.15%
Blueprint Moderately Aggressive 0.15 0.15
Blueprint Moderate 0.15 0.15
Blueprint Moderately Conservative 0.15 0.15

60 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Blueprint Funds
For the six months ended June 30, 2022, each Fund’s total administrative services fees were as follows:
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the
Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
Investments in Affiliated Issuers
Each Fund invests in shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of Underlying Funds during the six months ended June 30, 2022 were as follows:
Fund Class I Class II
Blueprint Conservative 0.15% 0.15%
Blueprint Balanced 0.15 0.15
Blueprint Capital Appreciation 0.15 0.15
Blueprint Managed Growth & Income 0.15 0.15
Blueprint Managed Growth 0.15 0.15
Fund Amount
Blueprint Aggressive $ 123,842
Blueprint Moderately Aggressive 323,269
Blueprint Moderate 1,641,434
Blueprint Moderately Conservative 479,823
Blueprint Conservative 486,951
Blueprint Balanced 1,395,812
Blueprint Capital Appreciation 1,672,235
Blueprint Managed Growth & Income 415,227
Blueprint Managed Growth 979,398
Blueprint Aggressive
Security Description
Shares/Principal
at June 30, 2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 1,191,522 11,969,954 2,227,411 (810,998) (332,324) (3,271,649) 9,782,394 209 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,109,691 12,970,116 1,520,860 (848,296) (101,901) (1,922,313) 11,618,466 — —
NVIT GS International Equity
Insights Fund, Class Y 2,290,002 25,329,184 2,418,734 (1,574,817) (228,287) (4,556,194) 21,388,620 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 5,059,404 71,381,796 7,764,768 (1,706,867) 37,065 (15,853,222) 61,623,540 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 673,795 8,643,137 866,883 — — (2,037,631) 7,472,389 — —
NVIT U.S. 130/30 Equity
Fund, Class Y ** 1,658,530 32,551,885 481,392 (5,557,926) 612,883 (1,518,588) 26,569,646 — —
Nationwide Bond Fund,
Class R6 185,242 1,347,637 497,126 (60,730) (8,068) (188,443) 1,587,522 17,307 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 800,396 7,576,799 1,789,999 (192,974) (30,932) (1,010,867) 8,132,025 — —
NVIT Core Bond Fund,
Class Y 688,406 5,801,560 1,727,707 (172,762) (26,843) (762,273) 6,567,389 — —
Total 177,572,068 19,294,880 (10,925,370) (78,407) (31,121,180) 154,741,991 17,516 —
Blueprint Moderately Aggressive
Security Description
Shares/Principal
at June 30, 2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 2,406,014 27,652,659 599,826 (828,692) (328,832) (7,341,583) 19,753,378 420 —

Blueprint Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 61
Security Description
Shares/Principal
at June 30, 2022
Market Value
December 31,
2021
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 2,351,059 29,060,596 — (191,565) (19,856) (4,233,586) 24,615,589 — —
NVIT GS International Equity
Insights Fund, Class Y 5,134,773 60,650,292 — (1,624,598) (237,335) (10,829,578) 47,958,781 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 11,662,246 180,012,620 4,849,611 (3,878,676) 159,915 (39,097,311) 142,046,159 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 1,511,181 21,538,532 49,401 — — (4,828,931) 16,759,002 — —
NVIT U.S. 130/30 Equity
Fund, Class Y ** 4,044,801 79,407,074 — (12,181,533) 1,445,242 (3,873,068) 64,797,715 — —
Nationwide Bond Fund,
Class R6 754,995 7,459,363 82,711 (114,886) (14,403) (942,477) 6,470,308 82,711 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 3,619,980 38,529,891 3,785,015 (665,785) (88,519) (4,781,604) 36,778,998 — —
NVIT Core Bond Fund,
Class Y 3,038,484 29,773,686 3,420,363 (607,167) (89,310) (3,510,433) 28,987,139 — —
Total 474,084,713 12,786,927 (20,092,902) 826,902 (79,438,571) 388,167,069 83,131 —
Blueprint Moderate
Security Description
Shares/Principal
at June 30, 2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 6,556,777 74,083,718 654,082 — — (20,906,659) 53,831,141 1,180 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 10,822,521 128,446,753 3,906,423 — — (19,041,376) 113,311,800 — —
NVIT GS International Equity
Insights Fund, Class Y 18,879,481 262,064,571 — (41,102,683) 267,578 (44,895,117) 176,334,349 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 46,606,590 722,136,722 47,280,086 (46,775,744) 12,799,986 (167,772,784) 567,668,266 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 4,514,633 64,186,123 288,047 — — (14,406,890) 50,067,280 — —
NVIT U.S. 130/30 Equity
Fund, Class Y ** 15,622,615 338,839,297 — (79,255,709) 19,084,953 (28,394,249) 250,274,292 — —
Nationwide Bond Fund,
Class R6 5,398,956 53,283,490 591,057 (768,810) (92,579) (6,744,106) 46,269,052 591,058 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 29,442,430 318,928,870 19,226,564 — — (39,020,347) 299,135,087 — —
NVIT Core Bond Fund,
Class Y 27,720,698 255,504,956 39,419,446 — — (30,468,939) 264,455,463 — —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 3,160,097 31,903,941 — (573,342) (51,895) (3,122,244) 28,156,460 — —
NVIT Short Term Bond Fund,
Class Y 11,491,527 188,373,483 — (67,686,515) (4,832,361) (3,927,136) 111,927,471 — —
Total 2,437,751,924 111,365,705 (236,162,803) 27,175,682 (378,699,847) 1,961,430,661 592,238 —
Blueprint Moderately Conservative
Security Description
Shares/Principal
at June 30, 2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 990,932 11,135,805 148,684 — — (3,148,936) 8,135,553 178 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,878,530 22,153,994 805,063 — — (3,290,848) 19,668,209 — —
NVIT GS International Equity
Insights Fund, Class Y 4,467,979 56,372,064 — (4,530,487) (141,410) (9,969,239) 41,730,928 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 8,854,558 147,914,088 4,787,976 (14,365,483) 3,292,020 (33,780,081) 107,848,520 — —

62 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Blueprint Funds
Security Description
Shares/Principal
at June 30, 2022
Market Value
December 31,
2021
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Small Cap Equity
Insights Fund, Class Y 817,932 11,555,820 116,304 — — (2,601,258) 9,070,866 — —
NVIT U.S. 130/30 Equity
Fund, Class Y ** 3,078,892 69,819,740 415,545 (19,100,584) 5,165,241 (6,976,086) 49,323,856 — —
Nationwide Bond Fund,
Class R6 2,636,531 25,803,030 287,129 (178,650) (20,232) (3,296,209) 22,595,068 287,129 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,253,178 13,512,514 404,940 (190,542) (11,654) (1,684,754) 12,030,504 404,940 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 10,797,475 115,648,221 8,292,386 — — (14,238,264) 109,702,343 — —
NVIT Core Bond Fund,
Class Y 12,153,750 96,548,415 31,275,231 — — (11,876,871) 115,946,775 — —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 1,285,256 12,834,503 — (102,326) (9,262) (1,271,287) 11,451,628 — —
NVIT Short Term Bond Fund,
Class Y 7,837,347 120,613,031 735,473 (39,316,275) (2,763,597) (2,932,870) 76,335,762 — —
Total 703,911,225 47,268,731 (77,784,347) 5,511,106 (95,066,703) 583,840,012 692,247 —
Blueprint Conservative
Security Description
Shares/Principal
at June 30, 2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 960,099 12,114,374 477,306 (840,959) 76,449 (1,774,931) 10,052,239 — —
NVIT GS International Equity
Insights Fund, Class Y 2,472,685 31,837,549 876,287 (4,310,818) 226,897 (5,535,038) 23,094,877 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 4,717,004 79,089,977 8,011,294 (14,397,628) 3,499,443 (18,749,975) 57,453,111 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 259,245 4,068,133 55,881 (388,427) (17,617) (842,945) 2,875,025 — —
NVIT U.S. 130/30 Equity
Fund, Class Y ** 1,527,966 36,080,278 430,771 (11,347,168) 2,704,315 (3,390,182) 24,478,014 — —
Nationwide Bond Fund,
Class R6 3,948,888 37,683,229 1,223,129 (151,554) (19,227) (4,893,609) 33,841,968 425,985 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,527,106 28,691,343 819,772 (1,796,352) 8,009 (3,462,555) 24,260,217 819,772 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 14,414,440 150,220,652 17,987,694 (2,915,544) (429,375) (18,412,714) 146,450,713 — —
NVIT Core Bond Fund,
Class Y 15,387,948 116,242,821 49,062,775 (3,790,802) (685,373) (14,028,400) 146,801,021 — —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 1,718,348 17,070,971 78,872 (130,648) (13,134) (1,695,579) 15,310,482 — —
NVIT Short Term Bond Fund,
Class Y 12,470,142 196,284,907 3,589,247 (69,130,059) (4,537,573) (4,747,336) 121,459,186 — —
Total 709,384,234 82,613,028 (109,199,959) 812,814 (77,533,264) 606,076,853 1,245,757 —
Blueprint Balanced
Security Description
Shares/Principal
at June 30, 2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 4,845,570 54,660,518 556,318 — — (15,434,704) 39,782,132 872 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 6,939,291 84,739,636 2,797,537 (2,366,956) (147,412) (12,368,424) 72,654,381 — —
NVIT GS International Equity
Insights Fund, Class Y 16,265,729 232,224,286 — (41,245,439) (637,726) (38,419,208) 151,921,913 — —

Blueprint Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 63
Security Description
Shares/Principal
at June 30, 2022
Market Value
December 31,
2021
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Large Cap Equity
Insights Fund, Class Y 30,715,876 468,046,981 31,360,464 (23,670,434) 6,940,652 (108,558,292) 374,119,371 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 3,185,266 45,348,404 211,067 (55,669) (13,218) (10,165,983) 35,324,601 — —
NVIT U.S. 130/30 Equity
Fund, Class Y ** 10,307,565 234,983,778 — (64,176,699) 16,471,071 (22,150,952) 165,127,198 — —
Nationwide Bond Fund,
Class R6 6,804,461 66,908,827 743,222 (746,436) (94,706) (8,496,676) 58,314,231 743,221 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 29,791,890 324,056,954 18,195,263 — — (39,566,618) 302,685,599 — —
NVIT Core Bond Fund,
Class Y 30,169,904 267,069,560 52,847,243 — — (32,095,918) 287,820,885 — —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 2,844,013 28,531,577 — (348,136) (35,514) (2,807,773) 25,340,154 — —
NVIT Short Term Bond Fund,
Class Y 17,490,792 262,842,743 — (80,002,211) (5,894,435) (6,585,779) 170,360,318 — —
Total 2,069,413,264 106,711,114 (212,611,980) 16,588,712 (296,650,327) 1,683,450,783 744,093 —
Blueprint Capital Appreciation
Security Description
Shares/Principal
at June 30, 2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 10,293,182 116,310,164 1,018,950 — — (32,822,089) 84,507,025 1,853 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 12,782,896 152,108,220 4,537,838 (266,607) (40,938) (22,501,593) 133,836,920 — —
NVIT GS International Equity
Insights Fund, Class Y 21,755,352 313,831,693 — (57,793,480) (1,012,159) (51,831,064) 203,194,990 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 54,598,073 834,130,588 46,741,637 (34,824,293) 10,657,673 (191,701,079) 665,004,526 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 6,585,549 93,861,141 216,359 — — (21,043,760) 73,033,740 — —
NVIT U.S. 130/30 Equity
Fund, Class Y ** 15,216,664 344,368,314 — (91,949,681) 28,395,726 (37,043,394) 243,770,965 — —
Nationwide Bond Fund,
Class R6 4,447,117 43,890,700 486,863 (634,285) (80,327) (5,551,162) 38,111,789 486,861 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 22,632,424 263,874,974 1,164,503 (3,374,596) (448,670) (31,270,783) 229,945,428 — —
NVIT Core Bond Fund,
Class Y 24,457,959 218,985,082 40,608,239 — — (26,264,397) 233,328,924 — —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 2,163,105 21,834,550 — (388,854) (35,967) (2,136,462) 19,273,267 — —
NVIT Short Term Bond Fund,
Class Y 5,844,707 107,750,824 — (45,915,169) (3,071,984) (1,836,220) 56,927,451 — —
Total 2,510,946,250 94,774,389 (235,146,965) 34,363,354 (424,002,003) 1,980,935,025 488,714 —
Blueprint Managed Growth & Income
Security Description
Shares/Principal
at June 30, 2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 1,309,427 14,967,316 305,786 (306,751) (70,741) (4,145,217) 10,750,393 237 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,931,834 23,209,627 960,054 (517,404) (22,882) (3,403,095) 20,226,300 — —
NVIT GS International Equity
Insights Fund, Class Y 4,790,521 63,549,115 296,669 (8,066,293) (124,898) (10,911,124) 44,743,469 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 9,026,781 139,607,867 9,693,918 (9,350,788) 2,198,435 (32,203,240) 109,946,192 — —

64 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Blueprint Funds
Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.
com/mutualfunds for series of NMF.
Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination
Security Description
Shares/Principal
at June 30, 2022
Market Value
December 31,
2021
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Small Cap Equity
Insights Fund, Class Y 863,460 12,425,441 177,786 (245,067) (4,696) (2,777,688) 9,575,776 — —
NVIT U.S. 130/30 Equity
Fund, Class Y ** 3,630,289 66,411,688 295,479 (6,348,818) 657,521 (2,858,644) 58,157,226 — —
Nationwide Bond Fund,
Class R6 1,823,494 18,245,572 307,022 (589,331) (76,655) (2,259,261) 15,627,347 201,692 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 7,924,155 88,242,981 5,147,100 (2,167,370) (302,319) (10,410,982) 80,509,410 — —
NVIT Core Bond Fund,
Class Y 8,119,129 72,794,614 15,371,307 (1,974,019) (307,320) (8,428,088) 77,456,494 — —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 760,513 7,774,198 45,384 (271,459) (29,484) (742,468) 6,776,171 — —
NVIT Short Term Bond Fund,
Class Y 4,682,264 71,641,656 368,779 (23,027,349) (1,434,658) (1,943,178) 45,605,250 — —
Total 578,870,075 32,969,284 (52,864,649) 482,303 (80,082,985) 479,374,028 201,929 —
Blueprint Managed Growth
Security Description
Shares/Principal
at June 30, 2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 3,529,150 40,897,535 538,414 (993,618) (219,878) (11,248,128) 28,974,325 640 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 5,850,503 71,080,945 2,511,077 (1,892,143) (55,425) (10,389,686) 61,254,768 — —
NVIT GS International Equity
Insights Fund, Class Y 10,153,554 144,693,066 88,670 (25,554,712) 34,129 (24,426,956) 94,834,197 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 26,349,661 403,245,380 27,345,366 (21,769,700) 4,388,750 (92,270,922) 320,938,874 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 2,428,844 35,434,225 221,832 (830,441) (102,071) (7,787,662) 26,935,883 — —
NVIT U.S. 130/30 Equity
Fund, Class Y ** 10,496,217 186,985,327 114,638 (12,653,105) 1,413,989 (7,711,458) 168,149,391 — —
Nationwide Bond Fund,
Class R6 2,923,819 29,604,667 349,744 (1,115,698) (144,072) (3,637,514) 25,057,127 326,018 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 15,887,453 177,131,735 10,958,252 (5,173,661) (798,416) (20,701,387) 161,416,523 — —
NVIT Core Bond Fund,
Class Y 15,054,019 141,900,717 22,965,362 (4,388,934) (674,064) (16,187,740) 143,615,341 — —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 1,717,805 17,717,000 14,329 (669,976) (74,057) (1,681,649) 15,305,647 — —
NVIT Short Term Bond Fund,
Class Y 6,133,133 104,674,851 68,674 (40,170,485) (2,562,844) (2,273,480) 59,736,716 — —
Total 1,353,365,448 65,176,358 (115,212,473) 1,206,041 (198,316,582) 1,106,218,792 326,658 —
* Purchases include reinvestment of income and realized gain distributions, as applicable.
** Non-income producing security.

Blueprint Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 65
date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7, 2022.
During the six months ended June 30, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2022, none of the Funds engaged in interfund lending.
Investment Transactions
For the six months ended June 30, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks from Underlying Funds
The Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of
NMF or at the SEC's website at www.sec.gov.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.
Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
Fund Purchases
*
Sales
Blueprint Aggressive $ 19,294,88 0 $ 10,925,37 0
Blueprint Moderately Aggressive 12,786,92 7 20,092,90 2
Blueprint Moderate 111,365,70 5 236,162,80 3
Blueprint Moderately Conservative 47,268,73 1 77,784,347
Blueprint Conservative 82,613,02 8 109,199,95 9
Blueprint Balanced 106,711,114 212,611,9 80
Blueprint Capital Appreciation 94,774,38 9 235,146,96 5
Blueprint Managed Growth & Income 32,969,28 4 52,864,6 49
Blueprint Managed Growth 65,176,35 8 115,212,47 3
* Purchases include reinvestments of income and realized gain distributions, as applicable.

66 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Blueprint Funds
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under the 1940 Act that provides the requirements for determining the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a consistent framework and standard of baseline practices for fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management is currently evaluating the implications of the new rule and the impact on the Funds’
financial statement disclosures and reporting requirements.
Federal Tax Information
As of June 30, 2022, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the United States, European and other credit markets has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global, national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans (within the
United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments.
The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Fund Tax Cost of Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Blueprint Aggressive $ 146,316,749 $ 14,988,372 $ (6,563,130) $ 8,425,242
Blueprint Moderately Aggressive 358,424,149 47,295,421 (17,552,501) 29,742,920
Blueprint Moderate 1,888,609,984 185,342,641 (112,521,964) 72,820,677
Blueprint Moderately Conservative 588,642,500 36,847,581 (41,650,069) (4,802,488)
Blueprint Conservative 641,124,182 18,288,876 (53,336,205) (35,047,329)
Blueprint Balanced 1,677,110,140 121,442,459 (115,101,816) 6,340,643
Blueprint Capital Appreciation 1,889,406,702 195,404,406 (103,876,083) 91,528,323
Blueprint Managed Growth & Income 471,020,838 44,016,270 (29,380,688) 14,635,582
Blueprint Managed Growth 1,055,131,786 133,715,654 (58,255,139) 75,460,515

Blueprint Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 67
Subsequent Events
The Trusts’ credit agreement has been renewed through July 6, 2023. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2022 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

68 - Supplemental Information - June 30, 2022 (Unaudited) - Blueprint Funds
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has
designated Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a
Liquidity Risk Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 14, 2022, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Blueprint Funds - June 30, 2022 (Unaudited) - Management Information - 69
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

70 - Management Information - June 30, 2022 (Unaudited) - Blueprint Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 130
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 130
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Blueprint Funds - June 30, 2022 (Unaudited) - Management Information - 71
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

72 - Market Index Definitions - June 30, 2022 (Unaudited) - Blueprint Funds
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Blueprint Funds - June 30, 2022 (Unaudited) - Market Index Definitions - 73
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

74 - Market Index Definitions - June 30, 2022 (Unaudited) - Blueprint Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

Blueprint Funds - June 30, 2022 (Unaudited) - Market Index Definitions - 75
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

76 - Market Index Definitions - June 30, 2022 (Unaudited) - Blueprint Funds
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-BP (8-22)

Semiannual Report
June 30, 2022 (Unaudited)
Nationwide Variable Insurance Trust
Fund of Funds
NVIT BlackRock Managed Global Allocation Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2022

Message to Investors 1
Fund Overview 3
Shareholder Expense Example 8
Statements of Investments 10
Statements of Assets and Liabilities 16
Statements of Operations 20
Statements of Changes in Net Assets 22
Financial Highlights 26
Notes to Financial Statements 31
Supplemental Information 45
Management Information 47
Market Index Definitions 50

Nationwide Variable Insurance Trust - June 30, 2022 (Unaudited) - 1
Message to Investors
Dear Investor,
Equity markets fell significantly during the semi-annual reporting period ended June 30, 2022, as a confluence of events ranging from entrenched inflation, geopolitical risk, new central bank frameworks, and the Omicron variant of COVID-19 all weighed on market returns.
The outlook for the U.S. economy continued to slow through the period, with gross domestic product (“GDP”) growth decelerating to -1.6% for the first quarter of 2022. Economic activity continued to moderate, and the labor market remained robust with corporate profits expected to grow more slowly after the swift rise during 2021. By and large, earnings have been supported by a resilient consumer, although inflationary pressure will likely challenge gross margins.
The U.S economy faced decades-high inflation during the reporting period and equity markets faced historical pressure, due to hawkish central bank policy.
Markets experienced historic levels of volatility during the reporting period, as geopolitical uncertainty, entrenched inflation, and hawkish central banks challenged both equity and bond market returns. The S&P 500
®
Index (“S&P 500”) experienced a substantial level of volatility throughout the period, sliding into a bear market after the Federal Reserve increased rates by
0.75%. Additionally, investor sentiment has remained at historically negative levels throughout the reporting period, indicating extreme fear and apprehension by investors. The “wall of worry”
that developed at the beginning of 2022 has methodically given way to volatile market moves in the equity markets; it is possible that the second quarter of 2022 could be recorded as the ninth-
worst quarter for the S&P 500 since World War II, finishing the reporting period with a 20% loss.
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank, with the MSCI EAFE
®
Index finishing the period with a loss of nearly 20%. The MSCI Emerging Markets
®
Index was
notably weak on continued stress on China lockdowns and surging commodity prices, falling nearly 18%.
The S&P 500 closed in “bear market” territory during the reported period for the first time since 2020.
With inflation seemingly not abating during the reporting period, the market continued to come under pressure, and the S&P 500 fell more than 20% from its January high. Value indexes continued to be favored by investors, with large-cap indexes beating small-cap indexes. The
Energy sector remained the clear winner during the reporting period, up 31% year-to-date, followed by the Utilities and Consumer Staples sectors, down -3% and -7%, respectively.
Fixed-income returns were historically weak with surging interest rates and increasingly aggressive central bank policy causing consternation for investors. During the reporting period, the U.S. Federal Reserve bank (“Fed”) raised its benchmark interest rate by 0.75%, the most significant increase since 1994. Meanwhile, investors grew discontent over the economic outlook and fear of a “policy mistake” by the Fed. Interest rates surged during the period, with the 10-year Treasury yield rising from 1.55% to over 3.44%. Likewise, the 2-year Treasury yield saw a more pronounced move, rising to 3.43% during the reporting period. As investors grappled with moderating economic data, the yield curve continued to linger toward inversion

2 - June 30, 2022 (Unaudited) - Nationwide Variable Insurance Trust
during the reporting period.
Technical indicators reflected the stress caused by geopolitical uncertainty and historically high inflation. Stock-bond diversification suffered over the reported period with the S&P 500 and
Bloomberg U.S. Aggregate Bond Index both producing negative returns for the first time since
1976. Financial conditions tightened, credit spreads widened, and the dollar strengthened as investors grew more anxious about a potential economic slowdown.
Equity markets may continue to be choppy based on fears of central bank policy trade-off errors and negative investor sentiment potentially leading to a self-fulfilling economic slowdown.
However, investors may find solace in diminishing inflation or the central banks achieving a soft-
landing. Encouragingly, the health of the labor market, resilient consumer spending, and solid corporate earnings remain generally sound.
When investors feel pessimistic and begin to view their economic futures as uncertain they naturally tend to succumb to stressful market environments by reacting emotionally, often producing suboptimal returns. We urge investors to seek investments based on a sound asset allocation strategy and a long-term perspective and encourage you to speak with your financial professional regularly to ensure that your portfolio maintains the right balance for your goals.
We remain confident in our ability to help investors navigate the markets for years to come.
Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
The following chart provides returns for various market segments for six-month reporting period ended June 30, 2022:
Index
Semi-annual Total Return
(As of June 30, 2022)
Bloomberg Emerging Markets USD Aggregate Bond -17.14%
Bloomberg Municipal Bond -8.98%
Bloomberg U.S. 1-3 Year Government/Credit Bond -3.11%
Bloomberg U.S. 10-20 Year Treasury Bond -18.80%
Bloomberg U.S. Aggregate Bond -10.35%
Bloomberg U.S. Corporate High Yield -14.19%
MSCI EAFE
®
-19.57%
MSCI Emerging Markets
®
-17.63%
MSCI World ex USA -18.42%
Russell 1000
®
Growth -28.07%
Russell 1000
®
Value -12.86%
Russell 2000
®
-23.43%
S&P 500
®
-19.96%
Source: Morningstar

NVIT BlackRock Managed Global Allocation Fund - June 30, 2022 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Alternative Assets 93.5%
Futures Contracts 1.0%
Other assets in excess of liabilities
§
5.5%
100.0%
Top Holdings
2
BlackRock Global Allocation VI Fund, Class I 100.0%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

4 - Fund Overview - June 30, 2022 (Unaudited) - NVIT iShares
®
Fixed Income ETF Fund
Asset Allocation
1
Fixed Income Funds 101.0%
Repurchase Agreement 18.9%
Liabilities in excess of other assets
§
(19.9)%
100.0%
Top Holdings
2
iShares Core U.S. Aggregate Bond ETF 42.2%
iShares Core 1-5 Year USD Bond ETF 12.6%
iShares MBS ETF 8.5%
iShares Core Total USD Bond Market ETF 8.4%
iShares Core 10+ Year USD Bond ETF 8.2%
iShares U.S. Treasury Bond ETF 4.3%
Cantor Fitzgerald & Co. 15.8%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

NVIT iShares
®
Global Equity ETF Fund - June 30, 2022 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Equity Funds 100.1%
Repurchase Agreements 3.9%
Liabilities in excess of other assets (4.0)%
100.0%
Top Holdings
2
iShares Core S&P Total US Stock Market ETF 26.6%
iShares Core S&P Mid-Cap ETF 17.3%
iShares Core MSCI International Developed Markets
ETF 13.0%
iShares Core MSCI EAFE ETF 11.1%
iShares US Equity Factor ETF 8.8%
iShares Core S&P 500 ETF 6.9%
iShares Core S&P Small-Cap ETF 3.0%
iShares MSCI USA Small-Cap Multifactor ETF 2.0%
iShares MSCI USA Value Factor ETF 2.0%
iShares MSCI USA Size Factor ETF 1.9%
Other Holdings
#
7.4%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

6 - Fund Overview - June 30, 2022 (Unaudited) - NVIT Managed American Funds Asset Allocation Fund
Asset Allocation
1
Equity Funds 45.4%
Balanced Fund 27.4%
Fixed Income Funds 18.5%
Futures Contracts 2.1%
Other assets in excess of liabilities
§
6.6%
100.0%
Top Holdings
2
American Balanced Fund, Class R6 30.0%
American Funds Growth Fund, Class 1 29.6%
American Funds Washington Mutual Investors Fund,
Class 1 20.1%
Bond Fund of America (The), Class R6 15.2%
American Funds U.S. Government Securities Fund,
Class 1 5.1%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

NVIT Managed American Funds Growth-Income Fund - June 30, 2022 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Equity Fund 92.2%
Futures Contracts 2.0%
Other assets in excess of liabilities
§
5.8%
100.0%
Top Holdings
2
American Funds Growth-Income Fund, Class 1 100.0%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

8 - Shareholder Expense Example - June 30, 2022 (Unaudited) - Fund of Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2022) and continued to hold your shares at the end of the reporting period (June 30, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January
1, 2022 through June 30, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2022 through June 30, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/22
Ending Account
Value($) 6/30/22
Expenses Paid
During Period ($)
1/1/22 - 6/30/22
(a)
Expense Ratio
During Period (%)
1/1/22 - 6/30/22
(a)(b)
NVIT BlackRock Managed Global Allocation Fund
Class II Shares
Actual
(c)
1,000.00 855.70 2.07 0.45
Hypothetical
(c)(d)
1,000.00 1,022.56 2.26 0.45
NVIT iShares
®
Fixed Income ETF Fund
Class II Shares
Actual
(c)
1,000.00 892.40 3.14 0.67
Hypothetical
(c)(d)
1,000.00 1,021.47 3.36 0.67
Class Y Shares
Actual
(c)
1,000.00 894.50 0.80 0.17
Hypothetical
(c)(d)
1,000.00 1,023.95 0.85 0.17
NVIT iShares
®
Global Equity ETF Fund
Class II Shares
Actual
(c)
1,000.00 800.70 2.95 0.66
Hypothetical
(c)(d)
1,000.00 1,021.52 3.31 0.66
Class Y Shares
Actual
(c)
1,000.00 802.30 0.76 0.17
Hypothetical
(c)(d)
1,000.00 1,023.95 0.85 0.17

Fund of Funds - June 30, 2022 (Unaudited) - Shareholder Expense Example - 9
Beginning Account
Value($) 1/1/22
Ending Account
Value($) 6/30/22
Expenses Paid
During Period ($)
1/1/22 - 6/30/22
(a)
Expense Ratio
During Period (%)
1/1/22 - 6/30/22
(a)(b)
NVIT Managed American Funds Asset Allocation Fund
Class II Shares
Actual
(c)
1,000.00 857.00 3.18 0.69
Hypothetical
(c)(d)
1,000.00 1,021.37 3.46 0.69
NVIT Managed American Funds Growth-Income Fund
Class II Shares
Actual
(c)
1,000.00 825.20 3.12 0.69
Hypothetical
(c)(d)
1,000.00 1,021.37 3.46 0.69
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2022 through June 30, 2022 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

10 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT BlackRock Managed Global Allocation Fund
Investment Company 93 .5%
Shares Value ($)
Alternative Assets 93.5%
BlackRock Global Allocation VI
Fund, Class I 21,508,366 320,044,484
Total Alternative Assets
(cost $355,221,837) 320,044,484
Total Investment Company
(cost $355,221,837) 320,044,484
Total Investments
(cost $355,221,837) — 93.5% 320,044,484
Other assets in excess of liabilities — 6.5% 22,287,881
NET ASSETS — 100.0% $ 342,332,365
Futures contracts outstanding as of June 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (247) 9/2022 USD (22,929,010) 1,197,397
Russell 2000 E-Mini Index (6) 9/2022 USD (512,400) 34,372
S&P 500 E-Mini Index (201) 9/2022 USD (38,084,475) 2,005,358
S&P Midcap 400 E-Mini Index (8) 9/2022 USD (1,814,400) 116,002
Net contracts 3,353,129
As of June 30, 2022, the Fund had $3,488,917 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT iShares
®
Fixed Income ETF Fund - June 30, 2022 (Unaudited) - Statement of Investments - 11
Exchange Traded Funds 101 .0%
Shares Value ($)
Fixed Income Funds 101.0%
iShares Core 10+ Year USD
Bond ETF(a) 75,218 4,181,369
iShares Core 1-5 Year USD
Bond ETF(a) 135,205 6,408,717
iShares Core Total USD Bond
Market ETF(a) 91,028 4,261,931
iShares Core U.S. Aggregate
Bond ETF 210,218 21,374,966
iShares MBS ETF(a) 44,460 4,334,405
iShares U.S. Treasury Bond ETF 90,309 2,158,385
Total Exchange Traded Funds
(cost $47,922,131) 42,719,773
Repurchase Agreement 18 .9%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $8,017,105,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072; total
market value $8,177,094.
(b)(c) 8,016,759 8,016,759
Total Repurchase Agreement
(cost $8,016,759) 8,016,759
Total Investments
(cost $55,938,890) — 119.9% 50,736,532
Liabilities in excess of other assets
— (19.9)% (8,426,975)
NET ASSETS — 100.0% $ 42,309,557
(a) The security or a portion of this security is on loan as of June
30, 2022. The total value of securities on loan as of June 30,
2022 was $10,602,549, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $8,016,759 and by $2,783,935 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
7/14/2022 – 5/15/2052, a total value of $10,800,694.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $8,016,759.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

12 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT iShares
®
Global Equity ETF Fund
Exchange Traded Funds 100 .1%
Shares Value ($)
Equity Funds 100.1%
iShares Core MSCI EAFE ETF 88,753 5,223,114
iShares Core MSCI International
Developed Markets ETF(a) 114,060 6,129,584
iShares Core S&P 500 ETF(a) 8,607 3,263,344
iShares Core S&P Mid-Cap ETF 36,018 8,148,352
iShares Core S&P Small-Cap
ETF 15,183 1,403,061
iShares Core S&P Total US
Stock Market ETF(a) 149,329 12,510,784
iShares MSCI USA Momentum
Factor ETF(a) 6,095 831,175
iShares MSCI USA Quality
Factor ETF 7,918 884,678
iShares MSCI USA Size Factor
ETF(a) 8,207 903,016
iShares MSCI USA Small-Cap
Multifactor ETF 19,835 930,063
iShares MSCI USA Value Factor
ETF(a) 10,205 923,757
iShares US Equity Factor ETF(a) 109,855 4,163,505
Total Exchange Traded Funds
(cost $48,627,987) 45,314,433
Repurchase Agreements 3 .9%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $1,653,362,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072; total
market value $1,686,356.
(b)(c) 1,653,290 1,653,290
  Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 1.58%, dated
6/30/2022, due 7/1/2022,
repurchase price $100,005,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.13% - 8.50%,
maturing 10/25/2022 -
5/20/2072; total market
value $102,000.(b)(c) 100,000 100,000
Total Repurchase Agreements
(cost $1,753,290) 1,753,290
Total Investments
(cost $50,381,277) — 104.0% 47,067,723
Liabilities in excess of other assets — (4.0)% (1,810,399)
NET ASSETS — 100.0% $ 45,257,324
(a) The security or a portion of this security is on loan as of June
30, 2022. The total value of securities on loan as of June
30, 2022 was $6,410,286, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,753,290 and by $4,860,783 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 4.75%, and maturity dates ranging from
1/15/2023 – 5/15/2052, a total value of $6,614,073.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $1,753,290.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Managed American Funds Asset Allocation Fund - June 30, 2022 (Unaudited) - Statement of Investments - 13
Investment Companies 91 .3%
Shares Value ($)
Balanced Fund 27.4%
American Balanced Fund, Class
R6 26,163,711 747,758,851
Total Balanced Fund
(cost $887,344,219) 747,758,851
Equity Funds 45.4%
American Funds Growth Fund,
Class 1 9,642,726 738,729,265
American Funds Washington
Mutual Investors Fund, Class
1 40,789,340 500,077,314
Total Equity Funds
(cost $1,849,157,022) 1,238,806,579
Investment Companies
Shares Value ($)
Fixed Income Funds 18.5%
American Funds U.S.
Government Securities Fund,
Class 1 11,710,467 126,355,944
Bond Fund of America (The),
Class R6 31,929,710 378,686,362
Total Fixed Income Funds
(cost $567,538,167) 505,042,306
Total Investment Companies
(cost $3,304,039,408) 2,491,607,736
Total Investments
(cost $3,304,039,408) — 91.3% 2,491,607,736
Other assets in excess of liabilities — 8.7% 237,425,036
NET ASSETS — 100.0% $ 2,729,032,772
Futures contracts outstanding as of June 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (535) 9/2022 USD (49,664,050) 3,187,399
Russell 2000 E-Mini Index (118) 9/2022 USD (10,077,200) 824,535
S&P 500 E-Mini Index (3,798) 9/2022 USD (719,626,050) 49,857,554
S&P Midcap 400 E-Mini Index (174) 9/2022 USD (39,463,200) 3,511,560
Net contracts 57,381,048
As of June 30, 2022, the Fund had $49,357,263 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

14 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Managed American Funds Growth-Income Fund
Investment Company 92 .2%
Shares Value ($)
Equity Fund 92.2%
American Funds Growth-Income
Fund, Class 1 11,613,234 566,609,670
Total Investment Company
(cost $554,438,428) 566,609,670
Total Investments
(cost $554,438,428) — 92.2% 566,609,670
Other assets in excess of liabilities — 7.8% 47,714,288
NET ASSETS — 100.0% $ 614,323,958
Futures contracts outstanding as of June 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (169) 9/2022 USD (15,688,270) 815,821
Russell 2000 E-Mini Index (11) 9/2022 USD (939,400) 64,024
S&P 500 E-Mini Index (967) 9/2022 USD (183,222,325) 10,609,832
S&P Midcap 400 E-Mini Index (62) 9/2022 USD (14,061,600) 1,087,701
Net contracts 12,577,378
As of June 30, 2022, the Fund had $12,848,704 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

16 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock Managed Global
Allocation Fund
Assets:
Investment securities, at value
*
$ 320,044,484
Repurchase agreements, at value —
Cash 18,341,740
Deposits with broker for futures contracts 3,806,714
Interest and dividends receivable 15,913
Security lending income receivable —
Receivable for investments sold 134,805
Receivable for capital shares issued —
Receivable for variation margin on futures contracts 299,787
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 1,838
Total Assets 342,645,281
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 141,895
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 43,181
Fund administration fees 25,152
Distribution fees —
Administrative servicing fees 72,475
Accounting and transfer agent fees 103
Trustee fees 2
Custodian fees 4,971
Compliance program costs (Note 3) 380
Professional fees 11,353
Printing fees 12,418
Other 986
Total Liabilities 312,916
Net Assets $ 342,332,365
* Includes value of securities on loan (Note 2) —
Cost of investment securities 355,221,837
Cost of repurchase agreements —
Represented by:
Capital $ 338,598,016
Total distributable earnings (loss) 3,734,349
Net Assets $ 342,332,365

Fund of Funds - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 17
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global
Equity ETF Fund
NVIT Managed American
Funds Asset Allocation
Fund
NVIT Managed American
Funds Growth-Income
Fund
$ 42,719,773 $ 45,314,433 $ 2,491,607,736 $ 566,609,670
8,016,759 1,753,290 — —
21,453 156,880 179,615,476 33,010,553
— — 55,546,261 13,757,003
86 208 628,903 28,578
2,746 13,406 — —
345,453 — — —
— 112,801 484,598 186,034
— — 3,637,142 1,304,579
8,019 8,148 — —
250 275 14,913 3,373
51,114,539 47,359,441 2,731,535,029 614,899,790
348,877 65,354 901,085 176,568
358,297 211,831 38,313 164
8,016,759 1,753,290 — —
3,846 4,226 335,148 76,230
35,931 36,013 69,948 30,256
8,185 8,673 569,120 128,796
12,171 2,448 533,766 129,113
28 28 731 180
1 2 270 1
397 430 35,212 8,495
43 44 2,977 670
11,014 10,988 10,155 11,551
9,409 8,772 3,437 13,721
24 18 2,095 87
8,804,982 2,102,117 2,502,257 575,832
$ 42,309,557 $ 45,257,324 $ 2,729,032,772 $ 614,323,958
10,602,549 6,410,286 — —
47,922,131 48,627,987 3,304,039,408 554,438,428
8,016,759 1,753,290 — —
$ 47,841,791 $ 48,894,073 $ 2,559,348,184 $ 546,216,625
(5,532,234) (3,636,749) 169,684,588 68,107,333
$ 42,309,557 $ 45,257,324 $ 2,729,032,772 $ 614,323,958

18 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock Managed Global
Allocation Fund
Net Assets:
Class II Shares $ 342,332,365
Class Y Shares —
Total $ 342,332,365
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 32,975,535
Class Y Shares —
Total 32,975,535
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 10 .38
Class Y Shares $ —

Fund of Funds - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 19
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global
Equity ETF Fund
NVIT Managed American
Funds Asset Allocation
Fund
NVIT Managed American
Funds Growth-Income
Fund
$ 39,700,315 $ 40,908,987 $ 2,729,032,772 $ 614,323,958
2,609,242 4,348,337 — —
$ 42,309,557 $ 45,257,324 $ 2,729,032,772 $ 614,323,958
4,056,490 3,142,031 234,638,351 51,465,323
269,786 350,150 — —
4,326,276 3,492,181 234,638,351 51,465,323
$ 9 .79 $ 13 .02 $ 11 .63 $ 11 .94
$ 9 .67 $ 12 .42 $ — $ —

20 - Statements of Operations - For the Six Months Ended June 30, 2022 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock
Managed Global
Allocation Fund
INVESTMENT INCOME:
Interest income $ 29,828
Dividend income —
Income from securities lending (Note 2) —
Total Income 29,828
EXPENSES:
Investment advisory fees 1,355,923
Fund administration fees 62,382
Distribution fees Class II Shares 458,081
Administrative servicing fees Class II Shares 458,081
Professional fees 11,461
Printing fees 5,280
Trustee fees 5,697
Custodian fees 8,063
Accounting and transfer agent fees 139
Compliance program costs (Note 3) 732
Other 4,384
Total expenses before fees waived and expenses reimbursed 2,370,223
Distribution fees waived - Class II (Note 3) (458,081)
Investment advisory fees waived (Note 3) (1,081,073)
Expenses reimbursed by adviser (Note 3) —
Net Expenses 831,069
NET INVESTMENT INCOME/(LOSS) (801,241)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions —
Net realized gains (losses) from:
Transactions in investment securities (2,787,175)
Expiration or closing of futures contracts (Note 2) 1,825,233
Net realized gains (losses) (961,942)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (60,053,628)
Futures contracts (Note 2) 3,965,309
Net change in unrealized appreciation/depreciation (56,088,319)
Net realized/unrealized gains (losses) (57,050,261)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (57,851,502)

Fund of Funds - For the Six Months Ended June 30, 2022 (Unaudited) - Statements of Operations - 21
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global
Equity ETF Fund
NVIT Managed
American Funds Asset
Allocation Fund
NVIT Managed
American Funds
Growth-Income Fund
$ 263 $ 510 $ 251,516 $ 48,506
366,643 489,384 16,450,254 1,889,061
20,865 52,529 — —
387,771 542,423 16,701,770 1,937,567
24,058 26,475 2,156,078 489,334
47,209 47,690 344,050 94,764
51,500 54,086 3,673,027 829,532
51,500 51,947 3,673,027 829,532
6,181 6,251 56,690 17,312
4,075 3,936 14,281 7,149
694 767 45,007 10,395
943 1,014 60,767 14,867
113 125 857 225
88 97 5,884 1,341
600 862 33,080 7,734
186,961 193,250 10,062,748 2,302,185
— — — —
— — — —
(46,706) (46,233) — —
140,255 147,017 10,062,748 2,302,185
247,516 395,406 6,639,022 (364,618)
— — 239,315,315 59,082,719
(460,664) (576,291) (26,756,985) (861,088)
— — 28,467,962 (1,877,571)
(460,664) (576,291) 241,026,292 56,344,060
(4,834,924) (10,514,464) (769,547,144) (198,303,708)
— — 62,817,496 13,066,888
(4,834,924) (10,514,464) (706,729,648) (185,236,820)
(5,295,588) (11,090,755) (465,703,356) (128,892,760)
$ (5,048,072) $ (10,695,349) $ (459,064,334) $ (129,257,378)

The accompanying notes are an integral part of these financial statements.
22 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - Fund of Funds
NVIT BlackRock Managed Global Allocation Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ (801,241) $ 1,667,226
Net realized gains (losses) (961,942) 47,419,507
Net change in unrealized appreciation/depreciation (56,088,319) (33,601,942)
Change in net assets resulting from operations (57,851,502) 15,484,791
Distributions to Shareholders From:
Distributable earnings:
Class II — (13,685,713)
Class Y — —
Change in net assets from shareholder distributions — (13,685,713)
Change in net assets from capital transactions 6,096,099 50,163,384
Change in net assets (51,755,403) 51,962,462
Net Assets:
Beginning of period 394,087,768 342,125,306
End of period $ 342,332,365 $ 394,087,768
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 16,428,234 $ 48,502,932
Dividends reinvested — 13,685,713
Cost of shares redeemed (10,332,135) (12,025,261)
Total Class II Shares 6,096,099 50,163,384
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Change in net assets from capital transactions $ 6,096,099 $ 50,163,384
SHARE TRANSACTIONS:
Class II Shares
Issued 1,433,560 3,932,292
Reinvested — 1,109,053
Redeemed (941,492) (965,371)
Total Class II Shares 492,068 4,075,974
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Total change in shares 492,068 4,075,974

Fund of Funds - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 23
NVIT iShares
®
Fixed Income ETF Fund NVIT iShares
®
Global Equity ETF Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
$ 247,516 $ 405,002 $ 395,406 $ 589,986
(460,664) (75,068) (576,291) 4,244
(4,834,924) (782,642) (10,514,464) 4,657,162
(5,048,072) (452,708) (10,695,349) 5,251,392
— (379,401) — (522,726)
— (35,852) — (76,256)
— (415,253) — (598,982)
2,690,097 23,995,245 5,341,364 32,085,230
(2,357,975) 23,127,284 (5,353,985) 36,737,640
44,667,532 21,540,248 50,611,309 13,873,669
$ 42,309,557 $ 44,667,532 $ 45,257,324 $ 50,611,309
$ 6,185,606 $ 26,693,430 $ 9,135,979 $ 31,912,468
— 379,401 — 522,726
(3,815,224) (3,345,935) (4,078,351) (2,865,565)
2,370,382 23,726,896 5,057,628 29,569,629
712,117 1,597,146 1,843,874 5,521,342
— 35,852 — 76,256
(392,402) (1,364,649) (1,560,138) (3,081,997)
319,715 268,349 283,736 2,515,601
$ 2,690,097 $ 23,995,245 $ 5,341,364 $ 32,085,230
599,079 2,409,937 630,451 2,085,326
— 34,567 — 32,467
(380,869) (301,709) (280,355) (195,125)
218,210 2,142,795 350,096 1,922,668
71,481 145,636 127,899 378,063
— 3,312 — 4,978
(39,750) (124,114) (113,901) (212,726)
31,731 24,834 13,998 170,315
249,941 2,167,629 364,094 2,092,983

The accompanying notes are an integral part of these financial statements.
24 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - Fund of Funds
NVIT Managed American Funds Asset Allocation Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ 6,639,022 $ 6,686,904
Net realized gains 241,026,292 768,771,833
Net change in unrealized appreciation/depreciation (706,729,648) (452,644,353)
Change in net assets resulting from operations (459,064,334) 322,814,384
Distributions to Shareholders From:
Distributable earnings:
Class II — —
Change in net assets from shareholder distributions — —
Change in net assets from capital transactions (54,551,588) 378,283,454
Change in net assets (513,615,922) 701,097,838
Net Assets:
Beginning of period 3,242,648,694 2,541,550,856
End of period $ 2,729,032,772 $ 3,242,648,694
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 27,694,053 $ 451,650,265
Dividends reinvested — —
Cost of shares redeemed (82,245,641) (73,366,811)
Total Class II Shares (54,551,588) 378,283,454
Change in net assets from capital transactions $ (54,551,588) $ 378,283,454
SHARE TRANSACTIONS:
Class II Shares
Issued 2,196,117 33,671,855
Reinvested — —
Redeemed (6,583,175) (5,752,508)
Total Class II Shares (4,387,058) 27,919,347
Total change in shares (4,387,058) 27,919,347

Fund of Funds - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 25
NVIT Managed American Funds Growth-Income Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
$ (364,618) $ 4,195,893
56,344,060 9,812,834
(185,236,820) 118,854,988
(129,257,378) 132,863,715
— (1,384,021)
— (1,384,021)
109,012 18,874,213
(129,148,366) 150,353,907
743,472,324 593,118,417
$ 614,323,958 $ 743,472,324
$ 19,887,395 $ 71,224,185
— 1,384,021
(19,778,383) (53,733,993)
109,012 18,874,213
$ 109,012 $ 18,874,213
1,520,126 5,382,000
— 99,642
(1,450,538) (4,160,962)
69,588 1,320,680
69,588 1,320,680

26 - Financial Highlights - June 30, 2022 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock Managed Global Allocation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
(f)(g)
Portfolio
Turnover(b)
Class II Shares
6/30/2022 (Unaudited) $ 12.13 $ (0.02) $ (1.73) $ (1.75) $ — $ — $ — $ 10.38 (14.43)% $ 342,332 0.45% (0.44)% 1.29% 2.84%
12/31/2021 12.04 0.05 0.49 0.54 (0.45) — (0.45) 12.13 4.43% 394,088 0.45% 0.44% 1.29% 6.74%
12/31/2020 10.83 0.09 1.46 1.55 (0.34) — (0.34) 12.04 14.55% 342,125 0.46% 0.78% 1.30% 12.20%
12/31/2019 9.71 0.10 1.34 1.44 (0.06) (0.26) (0.32) 10.83 14.95% 313,943 0.46% 0.95% 1.30% 2.42%
12/31/2018 11.11 0.07 (0.97) (0.90) (0.10) (0.40) (0.50) 9.71 (8.47)% 246,279 0.50% 0.61% 1.34% 3.50%
12/31/2017 9.49 0.10 1.65 1.75 (0.13) — (0.13) 11.11 18.43% 217,696 0.51% 0.91% 1.35% 4.48%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor.
(g) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fund of Funds - June 30, 2022 (Unaudited) - Financial Highlights - 27
The accompanying notes are an integral part of these financial statements.
NVIT iShares
®
Fixed Income ETF Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
6/30/2022 (Unaudited) $ 10.97 $ 0.06 $ (1.24) $ (1.18) $ — $ — $ — $ 9.79 (10.76)% $ 39,700 0.67% 1.10% 0.88% 7.46%
12/31/2021 11.30 0.13 (0.36) (0.23) (0.10) — (0.10) 10.97 (2.02)% 42,094 0.67% 1.19% 0.97% 7.69%
12/31/2020 10.69 0.20 0.56 0.76 (0.13) (0.02) (0.15) 11.30 7.12% 19,165 0.67% 1.79% 1.47% 52.97%
12/31/2019(h) 10.00 0.28 0.57 0.85 (0.10) (0.06) (0.16) 10.69 8.51% 3,900 0.67% 2.80% 5.82% 34.43%
Class Y Shares
6/30/2022 (Unaudited) 10.81 0.08 (1.22) (1.14) — — — 9.67 (10.55)% 2,609 0.17% 1.61% 0.38% 7.46%
12/31/2021 11.14 0.19 (0.37) (0.18) (0.15) — (0.15) 10.81 (1.59)% 2,574 0.17% 1.70% 0.48% 7.69%
12/31/2020 10.53 0.26 0.56 0.82 (0.19) (0.02) (0.21) 11.14 7.75% 2,376 0.17% 2.32% 1.05% 52.97%
12/31/2019(h) 10.00 0.33 0.57 0.90 (0.31) (0.06) (0.37) 10.53 8.97% 1,397 0.17% 3.33% 6.12% 34.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) For the period from January 24, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of January 23, 2019 through December 31, 2019.

28 - Financial Highlights - June 30, 2022 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT iShares
®
Global Equity ETF Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
6/30/2022 (Unaudited) $ 16.26 $ 0.12 $ (3.36) $ (3.24) $ — $ — $ — $ 13.02 (19.93)%(h) $ 40,909 0.66% 1.60% 0.85% 9.11%
12/31/2021 13.51 0.28 2.66 2.94 (0.18) (0.01) (0.19) 16.26 21.79%(h) 45,409 0.64% 1.80% 0.94% 14.50%
12/31/2020 11.81 0.26 1.60 1.86 (0.16) — (0.16) 13.51 15.76% 11,743 0.67% 2.19% 2.12% 17.62%
12/31/2019(i) 10.00 0.28 1.64 1.92 (0.05) (0.06) (0.11) 11.81 19.23% 3,126 0.67% 2.65% 7.62% 20.44%
Class Y Shares
6/30/2022 (Unaudited) 15.48 0.14 (3.20) (3.06) — — — 12.42 (19.77)% 4,348 0.17% 2.00% 0.36% 9.11%
12/31/2021 12.85 0.31 2.57 2.88 (0.24) (0.01) (0.25) 15.48 22.42% 5,202 0.17% 2.11% 0.51% 14.50%
12/31/2020 11.23 0.29 1.54 1.83 (0.21) — (0.21) 12.85 16.32% 2,131 0.17% 2.64% 1.69% 17.62%
12/31/2019(i) 10.00 0.27 1.71 1.98 (0.69) (0.06) (0.75) 11.23 19.82% 628 0.17% 2.64% 8.76% 20.44%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from January 24, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of January 23, 2019 through December 31, 2019.

Fund of Funds - June 30, 2022 (Unaudited) - Financial Highlights - 29
The accompanying notes are an integral part of these financial statements.
NVIT Managed American Funds Asset Allocation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class II Shares
6/30/2022 (Unaudited) $ 13.57 $ 0.03 $ (1.97) $ (1.94) $ — $ — $ — $ 11.63 (14.30)% $ 2,729,033 0.69% 0.45% 0.69% 8.70%
12/31/2021 12.04 0.03 1.50 1.53 — — — 13.57 12.71% 3,242,649 0.68% 0.24% 0.68% 111.63%
12/31/2020 11.80 0.13 0.68 0.81 (0.13) (0.44) (0.57) 12.04 7.09% 2,541,551 0.69% 1.17% 0.69% 9.90%
12/31/2019 10.37 0.18 1.76 1.94 (0.19) (0.32) (0.51) 11.80 18.97% 2,309,942 0.69% 1.57% 0.69% 0.82%
12/31/2018 11.59 0.15 (0.67) (0.52) (0.14) (0.56) (0.70) 10.37 (4.82)% 1,706,672 0.69% 1.33% 0.69% 0.39%
12/31/2017 10.16 0.13 1.64 1.77 (0.21) (0.13) (0.34) 11.59 17.55% 1,502,670 0.69% 1.21% 0.69% 1.60%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

30 - Financial Highlights - June 30, 2022 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT Managed American Funds Growth-Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
6/30/2022 (Unaudited) $ 14.47 $ (0.01) $ (2.52) $ (2.53) $ — $ — $ — $ 11.94 (17.48)% $ 614,324 0.69% (0.11)% 0.69% 3.02%
12/31/2021 11.84 0.08 2.58 2.66 (0.03) — (0.03) 14.47 22.45% 743,472 0.69% 0.63% 0.69% 10.09%
12/31/2020 11.87 0.10 0.68 0.78 (0.13) (0.68) (0.81) 11.84 6.98% 593,118 0.70% 0.85% 0.70% 20.20%
12/31/2019 10.30 0.16 2.06 2.22 (0.17) (0.48) (0.65) 11.87 21.98% 523,412 0.71% 1.38% 0.71% 2.71%
12/31/2018 11.12 0.13 (0.38) (0.25) (0.11) (0.46) (0.57) 10.30 (2.58)% 340,245 0.72% 1.11% 0.72% 6.21%
12/31/2017 9.23 0.12 1.88 2.00 (0.10) (0.01) (0.11) 11.12 21.70% 272,299 0.72% 1.17% 0.72% 5.92%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor.

Fund of Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 31
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT BlackRock Managed Global Allocation Fund ("BlackRock Managed Global Allocation")
NVIT iShares
®
Fixed Income ETF Fund ("iShares Fixed Income")
NVIT iShares
®
Global Equity ETF Fund ("iShares Global Equity")
NVIT Managed American Funds Asset Allocation Fund ("Managed American Asset Allocation")
NVIT Managed American Funds Growth-Income Fund ("Managed American Growth-Income")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, hold shares of BlackRock Managed Global Allocation, Managed American Asset Allocation, and Managed American Growth-Income.
Shares of iShares Fixed Income and iShares Global Equity are held by separate accounts established by NLIC, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other affiliated insurance companies.
Each Fund operates as a “fund-of-funds,” which means that each Fund pursues its objective(s) by allocating its investments primarily among other unaffiliated mutual funds (including exchange traded funds ("ETFs")) (“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
Each Underlying Fund held by iShares Fixed Income and iShares Global Equity is sponsored by BlackRock Fund Advisors (the
“iShares ETF Underlying Funds”).
The Funds, as applicable, currently offer Class II and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

32 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Fund of Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.”
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Funds may invest in other unaffiliated mutual funds (including ETFs), which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available at the Securities and Exchange Commission's (the
"SEC") website at www.sec.gov. In addition, the financial statements of the Underlying Funds are available on the SEC's website.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2022. Please refer to the
Statements of Investments for additional information on portfolio holdings.
BlackRock Managed Global Allocation
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 3,353,129 $ – $ – $ 3,353,129
Investment Company 320,044,484 – – 320,044,484
Total $ 323,397,613 $ – $ – $ 323,397,613
iShares Fixed Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 42,719,773 $ – $ – $ 42,719,773
Repurchase Agreement – 8,016,759 – 8,016,759
Total $ 42,719,773 $ 8,016,759 $ – $ 50,736,532

Fund of Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 33
For additional information about the unaffiliated Underlying Funds’ valuation policies, please refer to the unaffiliated funds’ most recent annual or semiannual report. BlackRock Managed Global Allocation's Underlying Fund's most recent annual or semiannual report can be found at www.blackrock.com. iShares ETF Underlying Funds’ most recent annual or semiannual report to shareholders can be found at www.ishares.com. Managed American Asset Allocation's and Managed American Growth-Income's Underlying
Funds' most recent annual or semiannual report can be found at www.americanfunds.com.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2022, the Funds did not have overdrawn balances.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement
iShares Global Equity
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 45,314,433 $ – $ – $ 45,314,433
Repurchase Agreements – 1,753,290 – 1,753,290
Total $ 45,314,433 $ 1,753,290 $ – $ 47,067,723
Managed American Asset Allocation
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 57,381,048 $ – $ – $ 57,381,048
Investment Companies 2,491,607,736 – – 2,491,607,736
Total $ 2,548,988,784 $ – $ – $ 2,548,988,784
Managed American Growth-Income
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 12,577,378 $ – $ – $ 12,577,378
Investment Company 566,609,670 – – 566,609,670
Total $ 579,187,048 $ – $ – $ 579,187,048
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

34 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Fund of Funds
price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2022:
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2022:
BlackRock Managed Global Allocation
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 3,353,129
Total $ 3,353,129
Managed American Asset Allocation
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 57,381,048
Total $ 57,381,048
Managed American Growth-Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 12,577,378
Total $ 12,577,378
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
BlackRock Managed Global Allocation
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 1,825,233
Total $ 1,825,233

Fund of Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 35
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2022:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2022:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of June 30, 2022, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
Securities Lending
During the six months ended June 30, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
Managed American Asset Allocation
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 28,467,962
Total $ 28,467,962
Managed American Growth-Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (1,877,571)
Total $ (1,877,571)
BlackRock Managed Global Allocation
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 3,965,309
Total $ 3,965,309
Managed American Asset Allocation
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 62,817,496
Total $ 62,817,496
Managed American Growth-Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 13,066,888
Total $ 13,066,888
BlackRock Managed Global Allocation
Futures Contracts:
Average Notional Balance Short $ 47,620,247
Managed American Asset Allocation
Futures Contracts:
Average Notional Balance Short $ 609,496,503
Managed American Growth-Income
Futures Contracts:
Average Notional Balance Short $ 130,795,440

36 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Fund of Funds
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
Joint Repurchase Agreements
During the six months ended June 30, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
iShares Fixed Income $ 8,016,759
iShares Global Equity 1,753,290

Fund of Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 37
As of June 30, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
As of June 30, 2022, the joint repos on a gross basis were as follows:
Cantor Fitzgerald & Co., 1.55%, dated 6/30/2022, due 7/1/2022, repurchase price $164,451,087, collateralized by U.S.
Government Agency Securities, 0.29% - 8.00%, maturing 9/15/2022 - 2/20/2072; total market value $167,732,887.
Pershing LLC, 1.58%, dated 6/30/2022, due 7/1/2022, repurchase price $97,017,796, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.13% - 8.50%, maturing 10/25/2022 - 5/20/2072; total market value $98,953,809.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
iShares Fixed
Income
Cantor Fitzgerald
& Co. $ 8,016,759 $ – $ 8,016,759 $ (8,016,759) $ –
Total $ 8,016,759 $ – $ 8,016,759 $ (8,016,759) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
iShares Global
Equity
Cantor Fitzgerald
& Co. $ 1,653,290 $ – $ 1,653,290 $ (1,653,290) $ –
iShares Global
Equity Pershing LLC 100,000 – 100,000 (100,000) –
Total $ 1,753,290 $ – $ 1,753,290 $ (1,753,290) $ –
* As of June 30, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

38 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Fund of Funds
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2022, the subadviser for each Fund is as follows:
Fund Subadviser
BlackRock Managed Global Allocation Nationwide Asset Management, LLC (“NWAM”) (a)
iShares Fixed Income BlackRock Investment Management, LLC ("BlackRock")
iShares Global Equity BlackRock
Managed American Asset Allocation NWAM (a)
Managed American Growth-Income NWAM (a)
(a) NWAM is an affiliate of NFA.

Fund of Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 39
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving investment advisory fees of the Funds according to the following schedule until the earlier of April 30, 2023 or the Funds cease to operate as a “fund-of-funds”.
During the six months ended June 30, 2022, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the six months ended June 30, 2022, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $83,827 during the six months ended June 30, 2022.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, including acquired fund fees and expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30,
2023.
Fund Fee Schedule
Advisory Fee
(annual rate)
BlackRock Managed Global Allocation All assets 0.74%
iShares Fixed Income All assets 0.11%
iShares Global Equity All assets 0.11%
Managed American Asset Allocation Up to $2 billion 0.15%
$2 billion and more 0.14%
Managed American Growth-Income Up to $500 million 0.15%
$500 million and more 0.14%
Fund
Advisory Fee Waiver
(annual rate)
BlackRock Managed Global Allocation 0.59%
Fund Amount
BlackRock Managed Global Allocation $ 1,081,073
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
BlackRock Managed Global Allocation 0.74% 0.15% 0.15%
iShares Fixed Income 0.11 N/A 0.00
iShares Global Equity 0.11 N/A 0.00
Managed American Asset Allocation 0.15 N/A 0.15
Managed American Growth-Income 0.15 N/A 0.15
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
BlackRock Managed Global Allocation Class II 1.19%
iShares Fixed Income All Classes 0.17%
iShares Global Equity All Classes 0.17%
Managed American Asset Allocation All Classes 0.23%
Managed American Growth-Income Class II 0.22%

40 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Fund of Funds
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 12, 2023.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2022, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2022, NFM earned an aggregate of $596,095 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2022, the Funds' aggregate portion of such costs amounted to $8,142.
Fund Classes
Amount
(annual rate)
Managed American Asset Allocation Class II 1.11%
Fund
Fiscal Year 2019
Amount
Fiscal Year 2020
Amount
Fiscal Year 2021
Amount
Six Months Ended
June 30, 2022
Amount Total
BlackRock Managed Global
Allocation $ — $ — $ — $ — $ —
iShares Fixed Income 73,040(a) 103,659 98,568 46,706 321,973
iShares Global Equity 73,272(a) 103,719 98,263 46,233 321,487
Managed American Asset Allocation — — — — —
Managed American Growth-Income — — — — —
(a) For the period from January 24, 2019 (commencement of operations) through December 31, 2019.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

Fund of Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 41
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class II shares of each Fund. Class Y shares do not pay a distribution fee.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2023:
During the six months ended June 30, 2022, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class II shares of each Fund.
For the six months ended June 30, 2022, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2022, each Fund’s total administrative services fees were as follows:
Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
Fund
Distribution Fee Waiver
(Annual Rate)
BlackRock Managed Global Allocation 0.25%
Fund Amount
BlackRock Managed Global Allocation $ 458,08 1
Fund Class II
BlackRock Managed Global Allocation 0.25%
iShares Fixed Income 0.25
iShares Global Equity 0.24
Managed American Asset Allocation 0.25
Managed American Growth-Income 0.25
Fund Amount
BlackRock Managed Global Allocation $ 458,081
iShares Fixed Income 51,500
iShares Global Equity 51,947
Managed American Asset Allocation 3,673,027
Managed American Growth-Income 829,532

42 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Fund of Funds
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7, 2022.
During the six months ended June 30, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2022, none of the Funds engaged in interfund lending.
Investment Transactions
For the six months ended June 30, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks from Underlying Funds
The Underlying Funds in which the iShares Fixed Income and iShares Global Equity invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.
In addition, information about the risks of an investment in each Underlying Fund may be found in such Underlying Fund’s annual or semiannual report to shareholders, which is available at www.ishares.com for iShares Fixed Income and iShares Global Equity
or at the SEC's website at www.sec.gov. Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such Underlying Fund’s annual or semiannual report to shareholders.
BlackRock Managed Global Allocation, Managed American Asset Allocation and Managed American Growth-Income each concentrates its investments primarily in a single Underlying Fund. Therefore, each Fund has the same principal risks as the
Underlying Fund. Information about each Underlying Fund’s risks may be found in such Underlying Fund’s annual or semiannual report to shareholders which can be found at www.blackrock.com for BlackRock Managed Global Allocation and www.
americanfunds.com for Managed American Asset Allocation and Managed American Growth-Income or at the SEC's website at
www.sec.gov. The relative concentration in each Underlying Fund also may affect the direct performance of each Fund, positively or negatively, and may have a greater risk of loss.
Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are
Fund Purchases
*
Sales
BlackRock Managed Global Allocation $ 14,986,018 $ 9,991,130
iShares Fixed Income 6,766,965 3,298,254
iShares Global Equity 10,284,944 4,433,575
Managed American Asset Allocation 441,704,865 244,157,652
Managed American Growth-Income 78,130,842 19,293,081
* Purchases include reinvestments of income and realized gain distributions, as applicable.

Fund of Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 43
slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under the 1940 Act that provides the requirements for determining the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a consistent framework and standard of baseline practices for fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management is currently evaluating the implications of the new rule and the impact on the Funds’
financial statement disclosures and reporting requirements.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
Federal Tax Information
As of June 30, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the United States, European and other credit markets has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global, national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans (within the
United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments.
The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
BlackRock Managed Global Allocation $ 358,931,472 $ 3,353,129 $ (38,886,988) $ (35,533,859)
iShares Fixed Income 56,500,697 – (5,764,165) (5,764,165)
iShares Global Equity 51,117,417 – (4,049,694) (4,049,694)
Managed American Asset Allocation 3,320,346,320 57,381,048 (828,738,584) (771,357,536)
Managed American Growth-Income 565,470,781 13,716,267 – 13,716,267

44 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Fund of Funds
Subsequent Events
The Trusts’ credit agreement has been renewed through July 6, 2023. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2022 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

Fund of Funds - June 30, 2022 (Unaudited) - Supplemental Information - 45
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has
designated Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a
Liquidity Risk Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 14, 2022, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Fund of Funds - June 30, 2022 (Unaudited) - Management Information - 47
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

48 - Management Information - June 30, 2022 (Unaudited) - Fund of Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 130
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 130
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Fund of Funds - June 30, 2022 (Unaudited) - Management Information - 49
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

50 - Market Index Definitions - June 30, 2022 (Unaudited) - Fund of Funds
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Fund of Funds - June 30, 2022 (Unaudited) - Market Index Definitions - 51
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

52 - Market Index Definitions - June 30, 2022 (Unaudited) - Fund of Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

Fund of Funds - June 30, 2022 (Unaudited) - Market Index Definitions - 53
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

54 - Market Index Definitions - June 30, 2022 (Unaudited) - Fund of Funds
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-FOF (8-22)

Semiannual Report
June 30, 2022 (Unaudited)
Nationwide Variable Insurance Trust
Mozaic Fund
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2022

Message to Investors 1
Consolidated Fund Overview 3
Consolidated Shareholder Expense Example 4
Consolidated Statement of Investments 5
Consolidated Statement of Assets and Liabilities 7
Consolidated Statement of Operations 9
Consolidated Statement of Changes in Net Assets 10
Consolidated Financial Highlights 11
Notes to Consolidated Financial Statements 12
Supplemental Information 23
Management Information 24
Market Index Definitions 27

Nationwide Variable Insurance Trust - June 30, 2022 (Unaudited) - 1
Message to Investors
Dear Investor,
Equity markets fell significantly during the semi-annual reporting period ended June 30, 2022, as a confluence of events ranging from entrenched inflation, geopolitical risk, new central bank frameworks, and the Omicron variant of COVID-19 all weighed on market returns.
The outlook for the U.S. economy continued to slow through the period, with gross domestic product (“GDP”) growth decelerating to -1.6% for the first quarter of 2022. Economic activity continued to moderate, and the labor market remained robust with corporate profits expected to grow more slowly after the swift rise during 2021. By and large, earnings have been supported by a resilient consumer, although inflationary pressure will likely challenge gross margins.
The U.S economy faced decades-high inflation during the reporting period and equity markets faced historical pressure, due to hawkish central bank policy.
Markets experienced historic levels of volatility during the reporting period, as geopolitical uncertainty, entrenched inflation, and hawkish central banks challenged both equity and bond market returns. The S&P 500
®
Index (“S&P 500”) experienced a substantial level of volatility throughout the period, sliding into a bear market after the Federal Reserve increased rates by
0.75%. Additionally, investor sentiment has remained at historically negative levels throughout the reporting period, indicating extreme fear and apprehension by investors. The “wall of worry”
that developed at the beginning of 2022 has methodically given way to volatile market moves in the equity markets; it is possible that the second quarter of 2022 could be recorded as the ninth-
worst quarter for the S&P 500 since World War II, finishing the reporting period with a 20% loss.
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank, with the MSCI EAFE
®
Index finishing the period with a loss of nearly 20%. The MSCI Emerging Markets
®
Index was
notably weak on continued stress on China lockdowns and surging commodity prices, falling nearly 18%.
The S&P 500 closed in “bear market” territory during the reported period for the first time since 2020.
With inflation seemingly not abating during the reporting period, the market continued to come under pressure, and the S&P 500 fell more than 20% from its January high. Value indexes continued to be favored by investors, with large-cap indexes beating small-cap indexes. The
Energy sector remained the clear winner during the reporting period, up 31% year-to-date, followed by the Utilities and Consumer Staples sectors, down -3% and -7%, respectively.
Fixed-income returns were historically weak with surging interest rates and increasingly aggressive central bank policy causing consternation for investors. During the reporting period, the U.S. Federal Reserve bank (“Fed”) raised its benchmark interest rate by 0.75%, the most significant increase since 1994. Meanwhile, investors grew discontent over the economic outlook and fear of a “policy mistake” by the Fed. Interest rates surged during the period, with the 10-year Treasury yield rising from 1.55% to over 3.44%. Likewise, the 2-year Treasury yield saw a more pronounced move, rising to 3.43% during the reporting period. As investors grappled with moderating economic data, the yield curve continued to linger toward inversion

2 - June 30, 2022 (Unaudited) - Nationwide Variable Insurance Trust
during the reporting period.
Technical indicators reflected the stress caused by geopolitical uncertainty and historically high inflation. Stock-bond diversification suffered over the reported period with the S&P 500 and
Bloomberg U.S. Aggregate Bond Index both producing negative returns for the first time since
1976. Financial conditions tightened, credit spreads widened, and the dollar strengthened as investors grew more anxious about a potential economic slowdown.
Equity markets may continue to be choppy based on fears of central bank policy trade-off errors and negative investor sentiment potentially leading to a self-fulfilling economic slowdown.
However, investors may find solace in diminishing inflation or the central banks achieving a soft-
landing. Encouragingly, the health of the labor market, resilient consumer spending, and solid corporate earnings remain generally sound.
When investors feel pessimistic and begin to view their economic futures as uncertain they naturally tend to succumb to stressful market environments by reacting emotionally, often producing suboptimal returns. We urge investors to seek investments based on a sound asset allocation strategy and a long-term perspective and encourage you to speak with your financial professional regularly to ensure that your portfolio maintains the right balance for your goals.
We remain confident in our ability to help investors navigate the markets for years to come.
Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
The following chart provides returns for various market segments for six-month reporting period ended June 30, 2022:
Index
Semi-annual Total Return
(As of June 30, 2022)
Bloomberg Emerging Markets USD Aggregate Bond -17.14%
Bloomberg Municipal Bond -8.98%
Bloomberg U.S. 1-3 Year Government/Credit Bond -3.11%
Bloomberg U.S. 10-20 Year Treasury Bond -18.80%
Bloomberg U.S. Aggregate Bond -10.35%
Bloomberg U.S. Corporate High Yield -14.19%
MSCI EAFE
®
-19.57%
MSCI Emerging Markets
®
-17.63%
MSCI World ex USA -18.42%
Russell 1000
®
Growth -28.07%
Russell 1000
®
Value -12.86%
Russell 2000
®
-23.43%
S&P 500
®
-19.96%
Source: Morningstar

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2022 (Unaudited) - Consolidated Fund Overview - 3
Asset Allocation
1
Foreign Government Securities 21.1%
Supranational 14.0%
Corporate Bonds 12.2%
Futures Contracts (1.6)%
Other assets in excess of liabilities
§
54.3%
100.0%
Top Industries
2
Banks 16.7%
Diversified Financial Services 9.0%
Other Industries 74.3%
100.0%
Top Holdings
2
State of North Rhine-Westphalia Germany, 1.88%,
7/25/2022 9.1%
Ontario Teachers' Finance Trust, 2.13%, 9/19/2022 9.1%
Province of British Columbia, 2.00%, 10/23/2022 9.1%
Asian Development Bank, 1.75%, 9/13/2022 9.1%
Svensk Exportkredit AB, 1.63%, 11/14/2022 9.0%
Kommunalbanken A/S, 0.25%, 11/4/2022 9.0%
Oesterreichische Kontrollbank AG, 1.63%, 9/17/2022 8.5%
Kuntarahoitus OYJ, 1.38%, 9/12/2022 8.5%
International Bank for Reconstruction &
Development, 2.13%, 7/1/2022 8.2%
Kreditanstalt fuer Wiederaufbau, 2.00%, 10/4/2022 8.2%
Other Holdings 12.2%
100.0%
Top Countries
2
Canada 18.2%
Germany 17.2%
Sweden 9.0%
Norway 9.0%
Austria 8.5%
Finland 8.5%
Other Countries 29.6%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

4 - Consolidated Shareholder Expense Example - June 30, 2022 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2022) and continued to hold your shares at the end of the reporting period (June 30, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January
1, 2022 through June 30, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2022 through June 30, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/22
Ending Account
Value($) 6/30/22
Expenses Paid
During Period ($)
1/1/22 - 6/30/22
Expense Ratio
During Period (%)
1/1/22 - 6/30/22
(a)
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
Class II Shares
Actual
(b)
1,000.00 870.20 4.31 0.93
Hypothetical
(b)(c)
1,000.00 1,020.18 4.66 0.93
Class Y Shares
Actual
(b)
1,000.00 871.80 2.00 0.43
Hypothetical
(b)(c)
1,000.00 1,022.66 2.16 0.43
(a) The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2022 through June 30, 2022 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c) Represents the hypothetical 5% return before expenses.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2022 (Unaudited) - Consolidated Statement of Investments - 5
N
Corporate Bonds 12.2%
Principal
Amount ($) Value ($)
AUSTRIA 4.0%
Banks 4.0%
Oesterreichische
Kontrollbank AG, 1.63%,
9/17/2022 1,400,000 1,398,598
CANADA 4.3%
Diversified Financial Services 4.3%
Ontario Teachers' Finance
Trust, Reg. S, 2.13%,
9/19/2022 1,500,000 1,499,557
GERMANY 3.9%
Banks 3.9%
Kreditanstalt fuer
Wiederaufbau, 2.00%,
10/4/2022 1,350,000 1,348,620
Total Corporate Bonds
(cost $4,259,330) 4,246,775
Foreign Government Securities 21.1%
CANADA 4.3%
Province of British
Columbia, 2.00%,
10/23/2022 1,500,000 1,498,340
FINLAND 4.0%
Kuntarahoitus OYJ, Reg.
S, 1.38%, 9/12/2022 1,400,000 1,397,854
GERMANY 4.2%
State of North Rhine-
Westphalia Germany,
Reg. S, 1.88%,
7/25/2022 1,500,000 1,500,000
NORWAY 4.3%
Kommunalbanken
A/S, Reg. S, 0.25%,
11/4/2022 1,500,000 1,489,053
Foreign Government Securities
Principal
Amount ($) Value ($)
SWEDEN 4.3%
Svensk Exportkredit AB,
1.63%, 11/14/2022 1,500,000 1,494,324
Total Foreign Government Securities
(cost $7,400,976) 7,379,571
Supranational 14.0%
Asian Development Bank,
1.75%, 9/13/2022 1,500,000 1,498,215
European Investment
Bank, 2.00%,
12/15/2022 1,350,000 1,346,254
European Stability
Mechanism, Reg. S,
2.13%, 11/3/2022 700,000 699,314
International Bank for
Reconstruction &
Development, 2.13%,
7/1/2022 1,350,000 1,350,000
Total Supranational
(cost $4,915,283) 4,893,783
Total Investments
(cost $16,575,589) — 47.3% 16,520,129
Other assets in excess of liabilities — 52.7% 18,400,776
NET ASSETS — 100.0%
$ 34,920,905
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

6 - Consolidated Statement of Investments - June 30, 2022 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Futures contracts outstanding as of June 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
LME Aluminum Base Metal 7 7/2022 USD 425,688 (168,196)
LME Nickel Base Metal 3 7/2022 USD 407,718 (198,908)
LME Zinc Base Metal 4 7/2022 USD 318,175 (102,325)
E-Mini Crude Oil 12 8/2022 USD 618,600 (1,231)
Micro Gold 165 8/2022 USD 2,982,045 (42,766)
Natural Gas 7 8/2022 USD 377,440 (73,735)
NY Harbor ULSD 1 8/2022 USD 158,126 (15,685)
RBOB Gasoline 1 8/2022 USD 142,880 (8,461)
Copper 7 9/2022 USD 649,250 (16,731)
FTSE 100 Index 44 9/2022 GBP 3,814,093 35,852
LME Aluminum Base Metal 17 9/2022 USD 1,039,231 (80,652)
LME Nickel Base Metal 7 9/2022 USD 953,442 (177,896)
LME Zinc Base Metal 10 9/2022 USD 790,188 (117,014)
Long Gilt 59 9/2022 GBP 8,186,123 32,529
Low Sulphur Gasoil 1 9/2022 USD 110,200 (10,927)
Mini-DAX Index 37 9/2022 EUR 2,475,923 (55,263)
S&P 500 Micro E-Mini Index 147 9/2022 USD 2,785,283 (28,765)
Silver 8 9/2022 USD 814,080 (36,466)
TOPIX Index 24 9/2022 JPY 3,308,667 29,462
U.S. Treasury 10 Year Note 84 9/2022 USD 9,956,625 100,995
Total long contracts (936,183)
Short Contracts
LME Aluminum Base Metal (7) 7/2022 USD (425,688) 57,116
LME Nickel Base Metal (3) 7/2022 USD (407,718) 120,572
LME Zinc Base Metal (4) 7/2022 USD (318,175) 61,812
LME Aluminum Base Metal (9) 9/2022 USD (550,181) 25,679
LME Nickel Base Metal (4) 9/2022 USD (544,824) 70,376
LME Zinc Base Metal (5) 9/2022 USD (395,094) 52,990
Total short contracts 388,545
Net contracts (547,638)
As of June 30, 2022, the Fund had $1,301,371 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this ba lance netted with other cash activity within the broker.
Currency:
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
The accompanying notes are an integral part of these consolidated financial statements.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2022 (Unaudited) - Consolidated Statement of Assets and Liabilities - 7
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan
Mozaic
SM
Multi-
Asset Fund
Assets:
Investment securities, at value $ 16,520,129
Cash 16,089,232
Deposits with broker for futures contracts 2,286,515
Foreign currencies, at value 278,868
Interest and dividends receivable 104,473
Receivable for capital shares issued 8,576
Receivable for reimbursement from investment adviser (Note 3) 34,127
Prepaid expenses 194
Total Assets 35,322,114
Liabilities:
Payable for capital shares redeemed 580
Payable for variation margin on futures contracts 216,956
Accrued expenses and other payables:
Investment advisory fees 9,483
Fund administration fees 101,634
Distribution fees 6,586
Administrative servicing fees 9,221
Accounting and transfer agent fees 425
Trustee fees 2
Custodian fees 1,773
Compliance program costs (Note 3) 34
Professional fees 25,833
Printing fees 21,552
Other 7,130
Total Liabilities 401,209
Net Assets $ 34,920,905
Cost of investment securities 16,575,589
Cost of foreign currencies 278,492
Represented by:
Capital $ 39,506,693
Total distributable earnings (loss) (4,585,788)
Net Assets $ 34,920,905

8 - Consolidated Statement of Assets and Liabilities - June 30, 2022 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan
Mozaic
SM
Multi-
Asset Fund
Net Assets:
Class II Shares $ 31,517,487
Class Y Shares 3,403,418
Total $ 34,920,905
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 3,589,501
Class Y Shares 381,868
Total 3,971,369
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 8 .78
Class Y Shares $ 8 .91

NVIT J.P. Morgan Mozaic Multi-Asset Fund - For the Six Months Ended June 30, 2022 (Unaudited) - Consolidated Statement of
Operations - 9
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P.
Morgan
Mozaic
SM
Multi-
Asset Fund
INVESTMENT INCOME:
Interest income $ 89,330
Total Income 89,330
EXPENSES:
Investment advisory fees 49,203
Fund administration fees 81,584
Distribution fees Class II Shares 39,345
Administrative servicing fees Class II Shares 39,345
Professional fees 24,190
Printing fees 426
Trustee fees 555
Custodian fees 53
Accounting and transfer agent fees 124
Compliance program costs (Note 3) 70
Index licensing fee 17,554
Other 1,393
Total expenses before expenses reimbursed 253,842
Expenses reimbursed by adviser (Note 3) (99,655)
Net Expenses 154,187
NET INVESTMENT LOSS (64,857)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Expiration or closing of futures contracts (Note 2) (3,829,212)
Foreign currency transactions (Note 2) (38,502)
Net realized gains (losses) (3,867,714)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (51,790)
Futures contracts (Note 2) (902,031)
Translation of assets and liabilities denominated in foreign currencies (Note 2) (4,051)
Net change in unrealized appreciation/depreciation (957,872)
Net realized/unrealized gains (losses) (4,825,586)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (4,890,443)

10 - Consolidated Statement of Changes in Net Assets - June 30, 2022 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
OPERATIONS:
Net investment loss $ (64,857) $ (181,977)
Net realized gains (losses) (3,867,714) 2,073,118
Net change in unrealized appreciation/depreciation (957,872) 18,599
Change in net assets resulting from operations (4,890,443) 1,909,740
Distributions to Shareholders From:
Distributable earnings:
Class II — (1,687,699)
Class Y — (207,924)
Change in net assets from shareholder distributions — (1,895,623)
Change in net assets from capital transactions 6,235,246 16,663,266
Change in net assets 1,344,803 16,677,383
Net Assets:
Beginning of period 33,576,102 16,898,719
End of period $ 34,920,905 $ 33,576,102
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 7,757,226 $ 18,851,464
Dividends reinvested — 1,687,699
Cost of shares redeemed (1,770,236) (6,513,592)
Total Class II Shares 5,986,990 14,025,571
Class Y Shares
Proceeds from shares issued 420,923 2,680,701
Dividends reinvested — 207,924
Cost of shares redeemed (172,667) (250,930)
Total Class Y Shares 248,256 2,637,695
Change in net assets from capital transactions $ 6,235,246 $ 16,663,266
SHARE TRANSACTIONS:
Class II Shares
Issued 812,479 1,826,366
Reinvested — 169,241
Redeemed (189,114) (614,036)
Total Class II Shares 623,365 1,381,571
Class Y Shares
Issued 42,385 255,684
Reinvested — 20,576
Redeemed (17,782) (23,753)
Total Class Y Shares 24,603 252,507
Total change in shares 647,968 1,634,078

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2022 (Unaudited) - Consolidated Financial Highlights - 11
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2022 (Unaudited) $ 10.09 $ (0.02) $ (1.29) $ (1.31) $ — $ — $ — $ 8.78 (12.98)% $ 31,517 0.93% (0.42)% 1.50% 0.00%
12/31/2021 10.00 (0.08) 0.78 0.70 (0.24) (0.37) (0.61) 10.09 7.07% 29,926 0.85% (0.73)% 1.98% 0.00%
12/31/2020 9.94 (0.04) 0.15 0.11 (0.02) (0.03) (0.05) 10.00 1.10%(g) 15,842 0.93% (0.43)% 4.02% 0.00%
12/31/2019(h) 10.00 0.02 (0.06) (0.04) (0.02) — (0.02) 9.94 (0.45)%(g) 6,038 0.93% 0.77% 9.05% 0.00%
Class Y Shares
6/30/2022 (Unaudited) 10.22 — (1.31) (1.31) — — — 8.91 (12.82)% 3,403 0.43% 0.07% 1.00% 0.00%
12/31/2021 10.08 (0.03) 0.79 0.76 (0.25) (0.37) (0.62) 10.22 7.62% 3,650 0.43% (0.30)% 1.52% 0.00%
12/31/2020 9.97 (0.01) 0.15 0.14 — (0.03) (0.03) 10.08 1.44%(g) 1,056 0.43% (0.12)% 3.09% 0.00%
12/31/2019(h) 10.00 0.03 (0.06) (0.03) — — — 9.97 (0.30)%(g) 5 0.43% 1.26% 8.33% 0.00%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from October 7, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 4, 2019 through December 31, 2019.

12 - Notes to Consolidated Financial Statements - June 30, 2022 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT J.P. Morgan MozaicSM Multi-Asset Fund ("Mozaic Multi-Asset" or the “Fund”), a series of the Trust.
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other affiliated insurance companies.
The Fund currently offers Class II and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
The Fund is a diversified fund, as defined in the 1940 Act.
Basis of Consolidation.  The accompanying consolidated financial statements of the Fund include the account of NW Securities
Fund (the “Subsidiary”), which is a wholly-owned and controlled subsidiary of the Fund and primarily invests in commodity-related instruments, such as futures contracts. The Subsidiary also may buy short-term fixed income securities or hold cash to serve as margin or collateral for the Subsidiary’s derivatives positions. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Subsidiary is not registered as an investment company under the 1940 act and may invest without limitation in commodity-related instruments.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC
946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to the Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2022 (Unaudited) - Notes to Consolidated Financial Statements - 13
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of June 30, 2022. Please refer to the
Consolidated Statement of Investments for additional information on portfolio holdings.

14 - Notes to Consolidated Financial Statements - June 30, 2022 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign currency balances with the Fund’s custodian bank, JPMorgan Chase
Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to
JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2022, the Fund did not have overdrawn balances.
Foreign Currency Transactions
The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Consolidated Statement of Operations under “Net realized gains (losses) from foreign currency transactions” and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures
Mozaic Multi-Asset
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds $ – $ 4,246,775 $ – $ 4,246,775
Foreign Government Securities – 7,379,571 – 7,379,571
Futures Contracts# 587,383 – – 587,383
Supranational – 4,893,783 – 4,893,783
Total Assets $ 587,383 $ 16,520,129 $ – $ 17,107,512
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (1,135,021) $ – $ – $ (1,135,021)
Total Liabilities $ (1,135,021) $ – $ – $ (1,135,021)
Total $ (547,638) $ 16,520,129 $ – $ 15,972,491
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2022 (Unaudited) - Notes to Consolidated Financial Statements - 15
contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Fund's futures contracts are reflected in the Consolidated Statement of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts,” in a table in the Consolidated Statement of Investments and in the Consolidated Statement
of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of June 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2022:
The Effect of Derivative Instruments on the Consolidated Statement of Operations for the Six Months Ended June 30,
2022:
Mozaic Multi-Asset
Assets: Statement of Assets and Liabilities Fair Value
Futures Contracts#
Commodity risk Receivable/payable for variation margin on futures contracts $ 388,545
Equity risk Receivable/payable for variation margin on futures contracts 65,314
Interest rate risk Receivable/payable for variation margin on futures contracts 133,524
Total $ 587,383
Liabilities:
Futures Contracts#
Commodity risk Receivable/payable for variation margin on futures contracts $ (1,050,993)
Equity risk Receivable/payable for variation margin on futures contracts (84,028)
Total $ (1,135,021)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statement of Asset and Liabilities.
Mozaic Multi-Asset
Realized Gains (Losses): Total
Futures Contracts
Commodity risk $ 1,492,471
Equity risk (2,407,154)
Interest rate risk (2,914,529)
Total $ (3,829,212)

16 - Notes to Consolidated Financial Statements - June 30, 2022 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statement of Operations
for the Six Months Ended June 30, 2022:
The following is a summary of the Fund's average volume of derivative instruments held during the six months ended June 30,
2022:
The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. As of June 30, 2022, the Fund has entered into futures contracts. The futures contracts agreement does not provide for a netting arrangement.
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Fund’s Consolidated Statement of Operations.
Foreign income may be subject to foreign withholding taxes, a portion of which may be reclaimable at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Federal Income Taxes
The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Mozaic Multi-Asset
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Commodity risk $ (738,722)
Equity risk (280,099)
Interest rate risk 116,790
Total $ (902,031)
Mozaic Multi-Asset
Futures Contracts:
Average Notional Balance Long $ 39,272,487
Average Notional Balance Short $ 1,251,724

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2022 (Unaudited) - Notes to Consolidated Financial Statements - 17
The Fund files a U.S. federal income tax return and, if applicable, returns in various foreign jurisdictions in which it invests.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
The Fund’s investment in its Subsidiary is intended to provide additional exposure to commodities while allowing the Fund to satisfy the requirements applicable to a RIC. The Subsidiary, which has a November 30 year end for income tax purposes, is a controlled foreign corporation under the Code. As a U.S. shareholder of a controlled foreign corporation, the Fund will include in its taxable income its share of the Subsidiary’s current earnings and profits (including future realized gains). Any deficit generated by the Subsidiary will be disregarded for purposes of computing the Fund’s taxable income in the current period and also disregarded for all future periods.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected
J.P. Morgan Investment Management Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2022, the Fund paid investment advisory fees to NFA according to the following schedule.
For the six months ended June 30, 2022, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund's operating expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until April 30, 2023.
NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed
$100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense
Fee Schedule
Advisory Fee
(annual rate)
All assets 0.28%
Fund
Effective Advisory
Fee Rate Before Expense
Reimbursements
Effective Advisory
Fee Rate After Expense
Reimbursements
Mozaic Multi-Asset 0.28% 0.00%
Classes
Amount
(annual rate)
All Classes 0.43%

18 - Notes to Consolidated Financial Statements - June 30, 2022 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2022, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has
entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2022, NFM earned $81,584 in fees from the Fund under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2022, the Fund’s portion of such costs amounted to $70.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the
Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.
Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class II shares of the Fund.
For the six months ended June 30, 2022, the effective rates for administrative services fees were as follows:
Fund
Period Ended
December 31,
2019 Amount
Fiscal Year 2020
Amount
Fiscal Year 2021
Amount
Six Months Ended
June 30, 2022
Amount Total
Mozaic Multi-Asset $ 110,748(a) $ 330,037 $ 297,177 $ 99,655 $ 837,617
(a)
For the period from October 7, 2019 (commencement of operations) through December 31, 2019.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund Class II
Mozaic Multi-Asset 0.25%

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2022 (Unaudited) - Notes to Consolidated Financial Statements - 19
For the six months ended June 30, 2022, the Fund’s total administrative services fees were as follows:
Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7, 2022.
During the six months ended June 30, 2022, the Fund had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Fund may
participate in an interfund lending program among Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2022, the Fund did not engage in interfund lending.
Investment Transactions
For the six months ended June 30, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the
Fund Amount
Mozaic Multi-Asset $ 39,345
Fund Purchases Sales
Mozaic Multi-Asset
$ – $ 850,000

20 - Notes to Consolidated Financial Statements - June 30, 2022 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2022 (Unaudited) - Notes to Consolidated Financial Statements - 21
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under the 1940 Act that provides the requirements for determining the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a consistent framework and standard of baseline practices for fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management is currently evaluating the implications of the new rule and the impact on the Funds’
financial statement disclosures and reporting requirements.
Federal Tax Information
As of June 30, 2022, the tax cost of investment and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and
Fund Tax Cost of Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Mozaic Multi-Asset $ 16,575,589 $ 587,383 $ (1,190,481) $ (603,098)

22 - Notes to Consolidated Financial Statements - June 30, 2022 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the United States, European and other credit markets has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global, national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans (within the
United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect the Fund’s investments.
The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.
Subsequent Events
The Trusts’ credit agreement has been renewed through July 6, 2023. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2022 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2022 (Unaudited) - Supplemental Information - 23
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has
designated Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a
Liquidity Risk Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 14, 2022, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

24 - Management Information - June 30, 2022 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2022 (Unaudited) - Management Information - 25
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 130
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 130
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

26 - Management Information - June 30, 2022 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2022 (Unaudited) - Market Index Definitions - 27
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

28 - Market Index Definitions - June 30, 2022 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2022 (Unaudited) - Market Index Definitions - 29
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

30 - Market Index Definitions - June 30, 2022 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2022 (Unaudited) - Market Index Definitions - 31
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-MOZ (8-22)

Semiannual Report
June 30, 2022 (Unaudited)
Nationwide Variable Insurance Trust
1940 Act Funds
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT U.S. 130/30 Equity Fund

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2022

Message to Investors 1
Fund Overview 3
Shareholder Expense Examples 8
Statements of Investments 10
Statements of Assets and Liabilities 50
Statements of Operations 54
Statements of Changes in Net Assets 56
Financial Highlights 60
Notes to Financial Statements 65
Supplemental Information 84
Management Information 85
Market Index Definitions 88

Nationwide Variable Insurance Trust - June 30, 2022 (Unaudited) - 1
Message to Investors
Dear Investor,
Equity markets fell significantly during the semi-annual reporting period ended June 30, 2022, as a confluence of events ranging from entrenched inflation, geopolitical risk, new central bank frameworks, and the Omicron variant of COVID-19 all weighed on market returns.
The outlook for the U.S. economy continued to slow through the period, with gross domestic product (“GDP”) growth decelerating to -1.6% for the first quarter of 2022. Economic activity continued to moderate, and the labor market remained robust with corporate profits expected to grow more slowly after the swift rise during 2021. By and large, earnings have been supported by a resilient consumer, although inflationary pressure will likely challenge gross margins.
The U.S economy faced decades-high inflation during the reporting period and equity markets faced historical pressure, due to hawkish central bank policy.
Markets experienced historic levels of volatility during the reporting period, as geopolitical uncertainty, entrenched inflation, and hawkish central banks challenged both equity and bond market returns. The S&P 500
®
Index (“S&P 500”) experienced a substantial level of volatility throughout the period, sliding into a bear market after the Federal Reserve increased rates by
0.75%. Additionally, investor sentiment has remained at historically negative levels throughout the reporting period, indicating extreme fear and apprehension by investors. The “wall of worry”
that developed at the beginning of 2022 has methodically given way to volatile market moves in the equity markets; it is possible that the second quarter of 2022 could be recorded as the ninth-
worst quarter for the S&P 500 since World War II, finishing the reporting period with a 20% loss.
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank, with the MSCI EAFE
®
Index finishing the period with a loss of nearly 20%. The MSCI Emerging Markets
®
Index was
notably weak on continued stress on China lockdowns and surging commodity prices, falling nearly 18%.
The S&P 500 closed in “bear market” territory during the reported period for the first time since 2020.
With inflation seemingly not abating during the reporting period, the market continued to come under pressure, and the S&P 500 fell more than 20% from its January high. Value indexes continued to be favored by investors, with large-cap indexes beating small-cap indexes. The
Energy sector remained the clear winner during the reporting period, up 31% year-to-date, followed by the Utilities and Consumer Staples sectors, down -3% and -7%, respectively.
Fixed-income returns were historically weak with surging interest rates and increasingly aggressive central bank policy causing consternation for investors. During the reporting period, the U.S. Federal Reserve bank (“Fed”) raised its benchmark interest rate by 0.75%, the most significant increase since 1994. Meanwhile, investors grew discontent over the economic outlook and fear of a “policy mistake” by the Fed. Interest rates surged during the period, with the 10-year Treasury yield rising from 1.55% to over 3.44%. Likewise, the 2-year Treasury yield saw a more pronounced move, rising to 3.43% during the reporting period. As investors grappled with moderating economic data, the yield curve continued to linger toward inversion

2 - June 30, 2022 (Unaudited) - Nationwide Variable Insurance Trust
during the reporting period.
Technical indicators reflected the stress caused by geopolitical uncertainty and historically high inflation. Stock-bond diversification suffered over the reported period with the S&P 500 and
Bloomberg U.S. Aggregate Bond Index both producing negative returns for the first time since
1976. Financial conditions tightened, credit spreads widened, and the dollar strengthened as investors grew more anxious about a potential economic slowdown.
Equity markets may continue to be choppy based on fears of central bank policy trade-off errors and negative investor sentiment potentially leading to a self-fulfilling economic slowdown.
However, investors may find solace in diminishing inflation or the central banks achieving a soft-
landing. Encouragingly, the health of the labor market, resilient consumer spending, and solid corporate earnings remain generally sound.
When investors feel pessimistic and begin to view their economic futures as uncertain they naturally tend to succumb to stressful market environments by reacting emotionally, often producing suboptimal returns. We urge investors to seek investments based on a sound asset allocation strategy and a long-term perspective and encourage you to speak with your financial professional regularly to ensure that your portfolio maintains the right balance for your goals.
We remain confident in our ability to help investors navigate the markets for years to come.
Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
The following chart provides returns for various market segments for six-month reporting period ended June 30, 2022:
Index
Semi-annual Total Return
(As of June 30, 2022)
Bloomberg Emerging Markets USD Aggregate Bond -17.14%
Bloomberg Municipal Bond -8.98%
Bloomberg U.S. 1-3 Year Government/Credit Bond -3.11%
Bloomberg U.S. 10-20 Year Treasury Bond -18.80%
Bloomberg U.S. Aggregate Bond -10.35%
Bloomberg U.S. Corporate High Yield -14.19%
MSCI EAFE
®
-19.57%
MSCI Emerging Markets
®
-17.63%
MSCI World ex USA -18.42%
Russell 1000
®
Growth -28.07%
Russell 1000
®
Value -12.86%
Russell 2000
®
-23.43%
S&P 500
®
-19.96%
Source: Morningstar

NVIT GS Emerging Markets Equity Insights Fund - June 30, 2022 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Common Stocks 98.4%
Repurchase Agreements 1.0%
Rights
†
0.0%
Warrant
†
0.0%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 0.6%
100.0%
Top Industries
2
Banks 13.4%
Internet & Direct Marketing Retail 6.8%
Semiconductors & Semiconductor Equipment 6.1%
Chemicals 5.4%
Insurance 5.1%
Automobiles 4.7%
Technology Hardware, Storage & Peripherals 4.6%
Oil, Gas & Consumable Fuels 4.5%
Interactive Media & Services 4.3%
Beverages 4.0%
Other Industries
#
41.1%
100.0%
Top Holdings
2
Taiwan Semiconductor Manufacturing Co. Ltd. 4.8%
Samsung Electronics Co. Ltd. 4.1%
Tencent Holdings Ltd. 3.9%
Alibaba Group Holding Ltd., ADR 3.0%
NetEase, Inc., ADR 1.8%
Meituan, Class B 1.7%
China Construction Bank Corp., Class H 1.6%
ITC Ltd. 1.5%
Agricultural Bank of China Ltd., Class H 1.4%
PICC Property & Casualty Co. Ltd., Class H 1.4%
Other Holdings
#
74.8%
100.0%
Top Countries
2
China 37.3%
South Korea 13.7%
India 12.5%
Taiwan 11.9%
Brazil 5.8%
Saudi Arabia 4.0%
Thailand 3.2%
South Africa 2.7%
Mexico 1.9%
Chile 0.9%
Other Countries
#
6.1%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

4 - Fund Overview - June 30, 2022 (Unaudited) - NVIT GS International Equity Insights Fund
Asset Allocation
1
Common Stocks 98.0%
Repurchase Agreements 2.9%
Liabilities in excess of other assets (0.9)%
100.0%
Top Industries
2
Pharmaceuticals 11.2%
Banks 6.1%
Insurance 5.1%
Beverages 5.0%
Automobiles 4.3%
Metals & Mining 3.9%
Chemicals 3.9%
Trading Companies & Distributors 3.7%
Oil, Gas & Consumable Fuels 3.1%
Tobacco 3.0%
Other Industries
#
50.7%
100.0%
Top Holdings
2
Novo Nordisk A/S, Class B 2.4%
Shell plc 1.6%
Commonwealth Bank of Australia 1.5%
GSK plc, ADR 1.4%
ASML Holding NV 1.4%
Diageo plc 1.4%
British American Tobacco plc 1.4%
Nestle SA (Registered) 1.2%
Cie Financiere Richemont SA (Registered) 1.1%
UBS Group AG (Registered) 1.1%
Other Holdings
#
85.5%
100.0%
Top Countries
2
Japan 25.6%
Germany 10.3%
Australia 9.9%
France 8.3%
United Kingdom 8.0%
Switzerland 6.3%
Netherlands 5.9%
Sweden 4.7%
Denmark 4.5%
United States 4.3%
Other Countries
#
12.2%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

NVIT GS Large Cap Equity Insights Fund - June 30, 2022 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Common Stocks 98.9%
Repurchase Agreements 0.1%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 1.0%
100.0%
Top Industries
2
Software 12.6%
Equity Real Estate Investment Trusts (REITs) 6.5%
Technology Hardware, Storage & Peripherals 6.0%
Interactive Media & Services 4.9%
Health Care Providers & Services 4.6%
Biotechnology 4.5%
Capital Markets 4.3%
Semiconductors & Semiconductor Equipment 3.8%
Life Sciences Tools & Services 3.7%
Road & Rail 3.4%
Other Industries
#
45.7%
100.0%
Top Holdings
2
Microsoft Corp. 6.5%
Apple, Inc. 4.9%
Alphabet, Inc., Class A 3.6%
Berkshire Hathaway, Inc., Class B 2.4%
Amazon.com, Inc. 2.0%
Merck & Co., Inc. 1.7%
Tesla, Inc. 1.6%
Oracle Corp. 1.3%
Charles Schwab Corp. (The) 1.3%
Gilead Sciences, Inc. 1.3%
Other Holdings
#
73.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

6 - Fund Overview - June 30, 2022 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Asset Allocation
1
Common Stocks 98.9%
Repurchase Agreements 6.5%
Liabilities in excess of other assets
§
(5.4)%
100.0%
Top Industries
2
Banks 8.5%
Biotechnology 7.6%
Equity Real Estate Investment Trusts (REITs) 6.1%
Software 5.4%
Insurance 4.2%
Oil, Gas & Consumable Fuels 3.9%
Specialty Retail 3.4%
Semiconductors & Semiconductor Equipment 3.2%
IT Services 3.0%
Health Care Providers & Services 3.0%
Other Industries
#
51.7%
100.0%
Top Holdings
2
Murphy USA, Inc. 0.8%
Alkermes plc 0.8%
Medpace Holdings, Inc. 0.8%
Group 1 Automotive, Inc. 0.7%
Sanderson Farms, Inc. 0.7%
Mueller Industries, Inc. 0.7%
International Bancshares Corp. 0.7%
CommVault Systems, Inc. 0.7%
Power Integrations, Inc. 0.7%
Vishay Intertechnology, Inc. 0.7%
Other Holdings
#
92.7%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.
§
Please refer to the Statements of Assets and Liabilities for additional details.

NVIT U.S. 130/30 Equity Fund - June 30, 2022 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Common Stocks 99.1%
Total Return Swaps 0.7%
Other assets in excess of liabilities 0.2%
100.0%
Top Industries
2
Insurance 8.2%
Health Care Providers & Services 8.2%
Technology Hardware, Storage & Peripherals 7.9%
Software 6.5%
Interactive Media & Services 5.7%
Food Products 5.3%
Equity Real Estate Investment Trusts (REITs) 5.1%
Biotechnology 4.4%
IT Services 4.3%
Specialty Retail 3.8%
Other Industries 40.6%
100.0%
Top Holdings
2
Alphabet, Inc., Class C 5.7%
Apple, Inc. 4.7%
Microsoft Corp. 3.9%
Cigna Corp. 2.0%
Humana, Inc. 2.0%
Gilead Sciences, Inc. 1.9%
Allstate Corp. (The) 1.9%
Lockheed Martin Corp. 1.9%
McKesson Corp. 1.9%
Archer-Daniels-Midland Co. 1.8%
Other Holdings 72.3%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

8 - Shareholder Expense Examples - June 30, 2022 (Unaudited) - 1940 Act Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2022) and continued to hold your shares at the end of the reporting period (June 30, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January
1, 2022 through June 30, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2022 through June 30, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/22
Ending Account
Value($) 6/30/22
Expenses Paid
During Period ($)
1/1/22 - 6/30/22
Expense Ratio
During Period (%)
1/1/22 - 6/30/22
(a)
NVIT GS Emerging Markets Equity Insights Fund
Class Y Shares
Actual
(b)
1,000.00 854.10 4.55 0.99
Hypothetical
(b)(c)
1,000.00 1,019.89 4.96 0.99
NVIT GS International Equity Insights Fund
Class Y Shares
Actual
(b)
1,000.00 815.00 3.47 0.77
Hypothetical
(b)(c)
1,000.00 1,020.98 3.86 0.77
NVIT GS Large Cap Equity Insight Fund
Class Y Shares
Actual
(b)
1,000.00 783.30 2.52 0.57
Hypothetical
(b)(c)
1,000.00 1,021.97 2.86 0.57
NVIT GS Small Cap Equity Insights Fund
Class Y Shares
Actual
(b)
1,000.00 776.10 3.35 0.76
Hypothetical
(b)(c)
1,000.00 1,021.03 3.81 0.76

1940 Act Funds - June 30, 2022 (Unaudited) - Shareholder Expense Examples - 9
Beginning Account
Value($) 1/1/22
Ending Account
Value($) 6/30/22
Expenses Paid
During Period ($)
1/1/22 - 6/30/22
Expense Ratio
During Period (%)
1/1/22 - 6/30/22
(a)
NVIT U.S. 130/30 Equity Fund
Class Y Shares
Actual
(b)
1,000.00 963.30 3.80 0.78
Hypothetical
(b)(c)
1,000.00 1,020.93 3.91 0.78
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2022 through June 30, 2022 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

10 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks 98.4%
Shares Value ($)
BRAZIL 5.7%
Banks 1.1%
Banco do Brasil SA 517,600 3,301,357
Itau Unibanco Holding SA * 153,000 570,960
Itau Unibanco Holding SA
(Preference) * 314,100 1,360,603
5,232,920
Beverages 0.4%
Ambev SA, ADR 775,300 1,946,003
Chemicals 0.2%
Unipar Carbocloro SA
(Preference)
, Class B
40,986 713,454
Electric Utilities 2.1%
Cia de Transmissao de
Energia Eletrica Paulista
(Preference) 118,400 519,666
Cia Energetica de Minas
Gerais, ADR (a) 2,114,059 4,270,399
Cia Energetica de Minas
Gerais 342,009 990,715
Cia Paranaense de Energia
(Preference) 281,300 367,115
CPFL Energia SA 202,400 1,194,262
EDP - Energias do Brasil SA 225,200 882,564
Transmissora Alianca de
Energia Eletrica SA 212,600 1,568,872
9,793,593
Electrical Equipment 0.1%
WEG SA 71,600 361,868
Food Products 0.3%
Marfrig Global Foods SA 38,800 89,782
Sao Martinho SA 198,084 1,375,076
1,464,858
Health Care Providers & Services 0.1%
Odontoprev SA 359,300 641,920
Insurance 0.1%
Porto Seguro SA 144,000 488,672
Metals & Mining 0.9%
Bradespar SA (Preference) 31,500 151,919
Gerdau SA (Preference) 41,000 175,095
Vale SA, ADR 276,100 4,039,343
4,366,357
Oil, Gas & Consumable Fuels 0.2%
Enauta Participacoes SA 256,700 861,806
Petro Rio SA * 57,400 241,184
1,102,990
Transportation Infrastructure 0.1%
CCR SA 181,500 434,550
Wireless Telecommunication Services 0.1%
TIM SA * 109,700 267,466
26,814,651
CHILE 0.9%
Banks 0.0%
†
Banco Santander Chile, ADR 11,174 182,024
Chemicals 0.6%
Sociedad Quimica y Minera
de Chile SA, ADR 29,591 2,471,737
Common Stocks
Shares Value ($)
CHILE
Food & Staples Retailing 0.1%
Cencosud SA 410,266 522,193
Marine 0.2%
Cia Sud Americana de
Vapores SA 10,291,537 919,526
Multiline Retail 0.0%
†
Falabella SA 131 307
4,095,787
CHINA 37.1%
Aerospace & Defense 0.0%
†
AECC Aviation Power Co.
Ltd.
, Class A
8,700 59,425
Automobiles 2.8%
BYD Co. Ltd.
, Class H
154,500 6,223,300
Dongfeng Motor Group Co.
Ltd.
, Class H
1,270,000 966,459
Geely Automobile Holdings
Ltd. (a) 686,000 1,567,790
Great Wall Motor Co. Ltd.
,
Class H
845,000 1,748,125
Li Auto, Inc., ADR * 59,300 2,271,783
NIO, Inc., ADR * 11,300 245,436
13,022,893
Banks 4.4%
Agricultural Bank of China
Ltd.
, Class H
* 17,465,000 6,622,387
Bank of China Ltd.
, Class H
* 9,419,000 3,773,702
Bank of Communications Co.
Ltd.
, Class H
3,017,000 2,083,993
China CITIC Bank Corp. Ltd.
,
Class H
1,155,000 519,061
China Construction Bank
Corp.
, Class H
11,092,000 7,457,611
20,456,754
Beverages 2.7%
Anhui Yingjia Distillery Co.
Ltd.
, Class A
145,800 1,421,750
Jiangsu Yanghe Brewery
Joint-Stock Co. Ltd.
, Class A
71,400 1,956,710
Kweichow Moutai Co. Ltd.
,
Class A
13,265 4,069,026
Luzhou Laojiao Co. Ltd.
, Class
A
26,825 991,056
Nongfu Spring Co. Ltd.
, Class
H
Reg. S (a)(b) 243,000 1,412,751
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd.
, Class A
60,256 2,928,200
12,779,493
Chemicals 1.1%
Asia - Potash International
Investment Guangzhou Co.
Ltd.
, Class A
* 95,500 491,711
China BlueChemical Ltd.
,
Class H
822,000 236,943
China XLX Fertiliser Ltd. 604,000 468,185
Dongyue Group Ltd. 212,000 266,223

NVIT GS Emerging Markets Equity Insights Fund - June 30, 2022 (Unaudited) - Statement of Investments - 11
Common Stocks
Shares Value ($)
CHINA
Chemicals
Hubei Xingfa Chemicals
Group Co. Ltd.
, Class A
67,600 444,950
Jiangsu Yangnong Chemical
Co. Ltd.
, Class A
129,177 2,576,856
Ningxia Baofeng Energy
Group Co. Ltd.
, Class A
99,500 218,485
Shandong Hualu Hengsheng
Chemical Co. Ltd.
, Class A
66,300 289,517
Sinofert Holdings Ltd. *(a) 946,000 140,417
5,133,287
Diversified Consumer Services 0.2%
China Education Group
Holdings Ltd. Reg. S (a) 618,000 611,579
New Oriental Education &
Technology Group, Inc.,
ADR * 17,300 352,228
963,807
Electronic Equipment, Instruments & Components 0.7%
Avary Holding Shenzhen Co.
Ltd.
, Class A
198,000 895,215
Kingboard Holdings Ltd. 577,500 2,184,297
3,079,512
Entertainment 2.2%
37 Interactive Entertainment
Network Technology Group
Co. Ltd.
, Class A
254,556 812,331
iQIYI, Inc., ADR *(a) 61,900 259,980
NetEase, Inc., ADR 87,900 8,206,344
NetEase, Inc. 14,400 269,496
Perfect World Co. Ltd.
, Class A
302,500 652,071
10,200,222
Food Products 1.0%
China Mengniu Dairy Co.
Ltd. * 309,000 1,544,285
COFCO Joycome Foods Ltd.
Reg. S * 916,000 444,630
Tongwei Co. Ltd.
, Class A
71,500 640,960
Uni-President China Holdings
Ltd. 375,000 321,929
Wens Foodstuffs Group Co.
Ltd.
, Class A
482,397 1,534,865
4,486,669
Gas Utilities 0.7%
Kunlun Energy Co. Ltd. 3,994,000 3,277,935
Health Care Providers & Services 0.1%
China National Medicines
Corp. Ltd.
, Class A
94,011 376,357
Independent Power and Renewable Electricity Producers
0.0%
†
CGN Power Co. Ltd.
, Class H
Reg. S (b) 520,000 126,829
Industrial Conglomerates 0.5%
CITIC Ltd. 2,060,000 2,091,021
Shanghai Industrial Holdings
Ltd. 81,000 117,098
2,208,119
Common Stocks
Shares Value ($)
CHINA
Insurance 2.8%
China Pacific Insurance
Group Co. Ltd.
, Class H
1,821,400 4,464,529
China Taiping Insurance
Holdings Co. Ltd. 509,600 630,089
People's Insurance Co. Group
of China Ltd. (The)
, Class H
1,681,000 514,905
PICC Property & Casualty
Co. Ltd.
, Class H
6,284,000 6,552,937
Ping An Insurance Group Co.
of China Ltd.
, Class H
(a) 167,500 1,159,373
13,321,833
Interactive Media & Services 4.2%
Baidu, Inc., ADR * 7,500 1,115,475
Baidu, Inc.
, Class A
* 20,250 380,630
JOYY, Inc., ADR (a) 10,200 304,572
Tencent Holdings Ltd. 395,900 17,979,203
19,779,880
Internet & Direct Marketing Retail 6.7%
Alibaba Group Holding Ltd.,
ADR * 124,500 14,153,161
Alibaba Group Holding Ltd. * 20,400 291,000
JD.com, Inc., ADR (a) 64,200 4,122,924
JD.com, Inc.
, Class A
16,095 520,417
Meituan
, Class B
Reg. S *(b) 314,600 7,949,906
Pinduoduo, Inc., ADR * 68,400 4,227,120
Vipshop Holdings Ltd., ADR * 30,500 301,645
31,566,173
Life Sciences Tools & Services 0.3%
Pharmaron Beijing Co. Ltd.
,
Class H
Reg. S (b) 116,850 1,174,781
Wuxi Biologics Cayman, Inc.
Reg. S *(b) 42,000 386,885
1,561,666
Machinery 0.1%
Haitian International Holdings
Ltd. 111,000 284,121
Marine 0.4%
SITC International Holdings
Co. Ltd. 736,000 2,085,426
Metals & Mining 0.2%
Henan Shenhuo Coal &
Power Co. Ltd.
, Class A
164,000 322,360
Shougang Fushan Resources
Group Ltd. 928,000 390,520
712,880
Oil, Gas & Consumable Fuels 1.8%
China Shenhua Energy Co.
Ltd.
, Class A
183,900 912,992
China Shenhua Energy Co.
Ltd.
, Class H
1,140,000 3,304,103
PetroChina Co. Ltd.
, Class H
8,622,000 4,058,265
8,275,360
Pharmaceuticals 1.9%
China Resources
Pharmaceutical Group Ltd.
Reg. S (b) 712,000 483,488

12 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
CHINA
Pharmaceuticals
China Resources Sanjiu
Medical & Pharmaceutical
Co. Ltd.
, Class A
136,200 916,414
CSPC Pharmaceutical Group
Ltd. 1,868,000 1,859,400
Dong-E-E-Jiao Co. Ltd.
, Class
A
126,900 701,362
Guangzhou Baiyunshan
Pharmaceutical Holdings
Co. Ltd.
, Class A
675,770 3,191,526
Guangzhou Baiyunshan
Pharmaceutical Holdings
Co. Ltd.
, Class H
402,000 1,179,736
Yunnan Baiyao Group Co.
Ltd.
, Class A
57,600 521,235
8,853,161
Real Estate Management & Development 0.4%
China Jinmao Holdings Group
Ltd. 432,000 118,513
China Overseas Land &
Investment Ltd. 158,000 505,450
Gemdale Properties &
Investment Corp. Ltd. 1,412,000 128,087
Greentown China Holdings
Ltd. 154,500 320,759
Longfor Group Holdings Ltd.
(b) 145,000 698,642
1,771,451
Semiconductors & Semiconductor Equipment 0.0%
†
Daqo New Energy Corp.,
ADR * 2,900 207,002
Specialty Retail 0.2%
China Yongda Automobiles
Services Holdings Ltd. 1,063,000 1,006,381
Textiles, Apparel & Luxury Goods 1.1%
Bosideng International
Holdings Ltd. (a) 3,708,000 2,306,219
JNBY Design Ltd. Reg. S 286,000 327,589
Li Ning Co. Ltd. 275,500 2,604,193
5,238,001
Trading Companies & Distributors 0.1%
Xiamen C & D, Inc.
, Class A
125,200 245,376
Transportation Infrastructure 0.5%
China Merchants Port
Holdings Co. Ltd. 114,087 195,674
Shanghai International Port
Group Co. Ltd.
, Class A
2,475,176 2,157,433
2,353,107
Water Utilities 0.0%
†
China Water Affairs Group
Ltd. (a) 140,000 130,442
173,563,562
GREECE 0.7%
Diversified Telecommunication Services 0.3%
Hellenic Telecommunications
Organization SA 82,583 1,439,375
Common Stocks
Shares Value ($)
GREECE
Independent Power and Renewable Electricity Producers
0.1%
Terna Energy SA 14,041 253,399
Marine 0.3%
Danaos Corp. (a) 2,700 170,370
Diana Shipping, Inc. 18,700 89,573
Star Bulk Carriers Corp. (a) 45,100 1,127,049
1,386,992
3,079,766
HONG KONG 0.7%
Electronic Equipment, Instruments & Components 0.0%
†
Truly International Holdings
Ltd. 556,000 169,630
Food Products 0.1%
WH Group Ltd. Reg. S (b) 303,000 234,428
Independent Power and Renewable Electricity Producers
0.0%
†
Concord New Energy Group
Ltd. * 2,190,000 217,981
Marine 0.1%
Orient Overseas International
Ltd. (a) 25,000 665,000
Pharmaceuticals 0.5%
Sino Biopharmaceutical Ltd. 3,169,000 2,040,893
3,327,932
HUNGARY 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
MOL Hungarian Oil & Gas plc 22,101 171,211
INDIA 12.4%
Aerospace & Defense 1.4%
Bharat Electronics Ltd. 1,467,854 4,357,490
Hindustan Aeronautics Ltd.
Reg. S 91,613 2,055,796
6,413,286
Automobiles 0.8%
Mahindra & Mahindra Ltd. 34,157 473,652
Maruti Suzuki India Ltd. 19,179 2,061,556
Tata Motors Ltd., ADR *(a) 47,517 1,229,265
3,764,473
Banks 0.0%
†
ICICI Bank Ltd., ADR 9,307 165,106
Beverages 0.2%
United Spirits Ltd. * 98,776 951,794
Chemicals 0.7%
Chambal Fertilisers and
Chemicals Ltd. 55,619 187,869
Deepak Fertilisers &
Petrochemicals Corp. Ltd. 59,617 449,970
Finolex Industries Ltd. 54,723 94,565
Gujarat Alkalies & Chemicals
Ltd. 14,940 130,691
Gujarat Fluorochemicals Ltd. 6,815 240,131
Gujarat Narmada Valley
Fertilizers & Chemicals Ltd. 90,279 655,117

NVIT GS Emerging Markets Equity Insights Fund - June 30, 2022 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
INDIA
Chemicals
Gujarat State Fertilizers &
Chemicals Ltd. 277,588 464,876
Linde India Ltd. 9,111 369,597
Polyplex Corp. Ltd. 13,495 379,545
Tata Chemicals Ltd. 33,021 332,246
3,304,607
Diversified Financial Services 0.7%
Power Finance Corp. Ltd. 715,967 947,970
REC Ltd. 1,441,661 2,261,545
3,209,515
Diversified Telecommunication Services 0.1%
Tata Communications Ltd. 46,345 537,542
Tata Teleservices
Maharashtra Ltd. * 98,018 150,509
688,051
Electric Utilities 0.4%
Adani Transmission Ltd. * 8,936 282,899
Power Grid Corp. of India Ltd. 511,751 1,375,031
1,657,930
Electronic Equipment, Instruments & Components 0.1%
Redington India Ltd. 314,421 501,082
Equity Real Estate Investment Trusts (REITs) 0.0%
†
Embassy Office Parks REIT 12,773 60,532
Food Products 0.4%
Balrampur Chini Mills Ltd. 112,837 514,222
CCL Products India Ltd. 36,794 179,040
Gujarat Ambuja Exports Ltd. 61,849 222,154
Nestle India Ltd. 2,031 449,656
Triveni Engineering &
Industries Ltd. 139,111 417,513
1,782,585
Gas Utilities 0.4%
Adani Total Gas Ltd. * 6,647 201,671
GAIL India Ltd. 1,054,144 1,806,095
2,007,766
Health Care Providers & Services 1.0%
Apollo Hospitals Enterprise
Ltd. 90,844 4,242,288
Narayana Hrudayalaya Ltd.
Reg. S * 36,873 295,592
4,537,880
Hotels, Restaurants & Leisure 0.1%
Devyani International Ltd. * 68,535 135,077
EIH Ltd. * 155,269 246,122
381,199
Independent Power and Renewable Electricity Producers
0.4%
Adani Power Ltd. * 278,348 928,448
JSW Energy Ltd. 259,776 685,343
NHPC Ltd. 670,697 261,470
1,875,261
IT Services 2.4%
Infosys Ltd., ADR 315,026 5,831,132
Tata Consultancy Services
Ltd. 85,025 3,523,842
Tech Mahindra Ltd. 145,053 1,840,552
11,195,526
Common Stocks
Shares Value ($)
INDIA
Metals & Mining 0.9%
Hindustan Zinc Ltd. 185,883 587,679
MOIL Ltd. 131,051 232,628
NMDC Ltd. 483,450 663,493
Tata Steel Ltd. 181,380 1,995,567
Vedanta Ltd. 215,039 608,540
4,087,907
Multiline Retail 0.1%
Trent Ltd. 38,622 526,168
Oil, Gas & Consumable Fuels 0.8%
Great Eastern Shipping Co.
Ltd. (The) 35,213 176,712
Oil & Natural Gas Corp. Ltd. 823,474 1,577,890
Oil India Ltd. 200,874 638,966
Reliance Industries Ltd. * 46,732 1,538,740
3,932,308
Pharmaceuticals 0.0%
†
Sanofi India Ltd. 1,572 128,113
Tobacco 1.5%
ITC Ltd. 1,971,854 6,837,748
58,008,837
INDONESIA 0.7%
Automobiles 0.1%
Astra International Tbk. PT 683,000 303,495
Banks 0.3%
Bank Mandiri Persero Tbk. PT 1,954,200 1,043,289
Bank Pembangunan Daerah
Jawa Timur Tbk. PT 3,944,600 196,013
1,239,302
Chemicals 0.0%
†
Surya Esa Perkasa Tbk. PT 2,361,700 132,391
Diversified Telecommunication Services 0.3%
Telkom Indonesia Persero
Tbk. PT 6,533,300 1,755,654
3,430,842
MEXICO 1.9%
Banks 0.2%
Grupo Financiero Banorte
SAB de CV
, Class O
155,900 869,604
Beverages 0.6%
Arca Continental SAB de CV 152,408 1,004,205
Coca-Cola Femsa SAB de
CV, ADR 29,267 1,617,880
2,622,085
Multiline Retail 0.1%
El Puerto de Liverpool SAB
de CV
, Class C1
(a) 119,600 517,487
Transportation Infrastructure 0.6%
Grupo Aeroportuario del
Centro Norte SAB de CV 118,051 755,052
Grupo Aeroportuario del
Pacifico SAB de CV
, Class B
78,100 1,087,795
Grupo Aeroportuario del
Sureste SAB de CV, ADR 5,503 1,080,734

14 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
MEXICO
Transportation Infrastructure
Promotora y Operadora de
Infraestructura SAB de CV 35,250 258,220
3,181,801
Wireless Telecommunication Services 0.4%
America Movil SAB de CV
,
Class L
, ADR 89,220 1,822,765
9,013,742
PHILIPPINES 0.6%
Banks 0.1%
Metropolitan Bank & Trust Co. 533,460 463,210
Electric Utilities 0.0%
†
Manila Electric Co. 20,450 133,781
Industrial Conglomerates 0.0%
†
DMCI Holdings, Inc. 761,200 121,909
Transportation Infrastructure 0.4%
International Container
Terminal Services, Inc. 530,180 1,773,950
Wireless Telecommunication Services 0.1%
PLDT, Inc., ADR (a) 10,364 315,273
2,808,123
POLAND 0.9%
Banks 0.8%
Bank Polska Kasa Opieki SA 87,936 1,607,609
mBank SA * 10,522 529,196
Powszechna Kasa
Oszczednosci Bank Polski
SA * 187,971 1,179,565
Santander Bank Polska SA 5,142 268,193
3,584,563
Insurance 0.1%
Powszechny Zaklad
Ubezpieczen SA 64,051 429,556
4,014,119
QATAR 0.4%
Industrial Conglomerates 0.3%
Industries Qatar QSC 299,198 1,314,224
Multi-Utilities 0.1%
Qatar Electricity & Water Co.
QSC 87,173 420,050
1,734,274
RUSSIA 0.0%
†
Banks 0.0%
†
Sberbank of Russia PJSC
*^∞ 819,980 0
VTB Bank PJSC ^∞ 548,744,000 0
0
Chemicals 0.0%
†
PhosAgro PJSC, GDR Reg.
S *^∞ 7,548 0
Metals & Mining 0.0%
†
Novolipetsk Steel PJSC, GDR
Reg. S ^∞ 78,727 0
Common Stocks
Shares Value ($)
RUSSIA
Metals & Mining
Severstal PAO, GDR Reg.
S ^∞ 179,420 0
0
Oil, Gas & Consumable Fuels 0.0%
†
Novatek PJSC, GDR Reg.
S ^∞ 11,088 0
0
SAUDI ARABIA 4.0%
Banks 1.6%
Al Rajhi Bank 85,518 1,883,442
Alinma Bank 126,910 1,132,324
Arab National Bank 29,181 229,550
Bank AlBilad * 17,021 198,731
Banque Saudi Fransi 77,239 976,970
Riyad Bank 247,655 2,122,051
Saudi National Bank (The) 43,000 756,470
7,299,538
Chemicals 1.5%
SABIC Agri-Nutrients Co. 48,659 1,788,070
Sahara International
Petrochemical Co. 132,452 1,775,901
Saudi Basic Industries Corp. 130,078 3,524,652
7,088,623
Oil, Gas & Consumable Fuels 0.9%
Saudi Arabian Oil Co. Reg.
S (b) 403,011 4,169,825
18,557,986
SOUTH AFRICA 2.6%
Banks 0.7%
Absa Group Ltd. 120,394 1,146,431
Nedbank Group Ltd. 25,090 320,149
Standard Bank Group Ltd. 216,807 2,070,383
3,536,963
Diversified Financial Services 1.2%
FirstRand Ltd. 1,593,375 6,122,578
Equity Real Estate Investment Trusts (REITs) 0.1%
Vukile Property Fund Ltd. 409,916 320,306
Food Products 0.1%
AVI Ltd. 114,416 462,484
Metals & Mining 0.4%
African Rainbow Minerals Ltd. 37,253 490,604
Anglo American Platinum Ltd. 13,212 1,159,559
1,650,163
Trading Companies & Distributors 0.1%
Barloworld Ltd. 52,542 290,005
12,382,499
SOUTH KOREA 13.6%
Aerospace & Defense 1.2%
Hanwha Aerospace Co. Ltd. 40,218 1,510,649
Korea Aerospace Industries
Ltd. 93,694 3,885,853
5,396,502
Automobiles 0.9%
Hyundai Motor Co. 6,989 972,539
Kia Corp. 58,051 3,463,400
4,435,939

NVIT GS Emerging Markets Equity Insights Fund - June 30, 2022 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
SOUTH KOREA
Banks 3.1%
BNK Financial Group, Inc. 60,798 314,808
DGB Financial Group, Inc. 256,059 1,503,980
Hana Financial Group, Inc. 175,034 5,315,300
Industrial Bank of Korea 7,562 56,162
JB Financial Group Co. Ltd. 89,891 509,420
KB Financial Group, Inc. 135,198 5,019,768
Shinhan Financial Group Co.
Ltd. 32,719 936,159
Woori Financial Group, Inc. 79,201 739,669
14,395,266
Beverages 0.1%
Hite Jinro Co. Ltd. 18,560 440,962
Capital Markets 0.1%
Mirae Asset Securities Co.
Ltd. 75,520 385,745
Chemicals 0.2%
Advanced Nano Products Co.
Ltd. 1,936 104,735
LG Chem Ltd. 1,038 413,069
LOTTE Fine Chemical Co.
Ltd. 10,268 518,976
1,036,780
Diversified Consumer Services 0.0%
†
MegaStudyEdu Co. Ltd. 2,203 132,533
Electric Utilities 0.0%
†
SGC Energy Co. Ltd. 4,062 113,961
Electronic Equipment, Instruments & Components 0.2%
Daeduck Electronics Co. Ltd. 21,261 428,750
Samsung SDI Co. Ltd. 738 302,867
731,617
Entertainment 0.1%
NCSoft Corp. 2,155 580,747
Food Products 0.1%
Orion Corp. 3,348 268,361
Health Care Equipment & Supplies 0.0%
†
Lutronic Corp. 14,206 187,889
Industrial Conglomerates 0.4%
GS Holdings Corp. 20,519 662,769
LG Corp. 18,651 1,122,182
1,784,951
Insurance 0.6%
DB Insurance Co. Ltd. 21,262 1,004,889
Hyundai Marine & Fire
Insurance Co. Ltd. 5,936 141,865
Meritz Fire & Marine
Insurance Co. Ltd. 30,813 790,920
Samsung Fire & Marine
Insurance Co. Ltd. 5,484 853,103
Tongyang Life Insurance Co.
Ltd. 49,061 216,075
3,006,852
Marine 0.2%
Pan Ocean Co. Ltd. 207,663 951,429
Multiline Retail 0.1%
Shinsegae, Inc. 1,825 306,697
Common Stocks
Shares Value ($)
SOUTH KOREA
Pharmaceuticals 0.2%
Daewon Pharmaceutical Co.
Ltd. 9,898 118,782
Daewoong Pharmaceutical
Co. Ltd. 4,609 627,617
Hanmi Science Co. Ltd. 11,140 344,468
1,090,867
Semiconductors & Semiconductor Equipment 0.7%
Jusung Engineering Co. Ltd. 34,283 447,023
LEENO Industrial, Inc. 4,935 494,681
SIMMTECH Co. Ltd. 2,516 71,858
SK Hynix, Inc. 34,149 2,388,590
3,402,152
Technology Hardware, Storage & Peripherals 4.6%
Samsung Electronics Co. Ltd. 432,217 18,933,119
Samsung Electronics Co. Ltd.
(Preference) 58,015 2,327,667
21,260,786
Textiles, Apparel & Luxury Goods 0.2%
DI Dong Il Corp. 23,970 298,596
F&F Co. Ltd. 1,490 154,700
LF Corp. 24,812 296,433
749,729
Tobacco 0.6%
KT&G Corp. 46,342 2,933,467
63,593,232
TAIWAN 11.9%
Auto Components 0.1%
Tong Yang Industry Co. Ltd. 217,000 359,888
Automobiles 0.1%
China Motor Corp. 64,000 133,601
Sanyang Motor Co. Ltd. 122,000 145,321
278,922
Banks 0.3%
Mega Financial Holding Co.
Ltd. 425,000 504,796
Taishin Financial Holding Co.
Ltd. 1,413,000 774,000
1,278,796
Chemicals 1.1%
Nan Ya Plastics Corp. 813,000 2,268,207
Sesoda Corp. 597,000 915,431
Taiwan Fertilizer Co. Ltd. 842,000 1,808,308
4,991,946
Construction Materials 0.1%
Goldsun Building Materials
Co. Ltd. 472,000 361,589
Diversified Financial Services 0.2%
Chailease Holding Co. Ltd. 130,200 913,744
Electronic Equipment, Instruments & Components 2.1%
Chang Wah Electromaterials,
Inc. 109,000 121,978
Compeq Manufacturing Co.
Ltd. 1,494,000 2,172,900
E Ink Holdings, Inc. 167,000 1,053,896
Hon Hai Precision Industry
Co. Ltd. 129,000 471,896

16 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
TAIWAN
Electronic Equipment, Instruments & Components
Nan Ya Printed Circuit Board
Corp. 368,000 3,203,183
Unimicron Technology Corp. 494,000 2,619,708
9,643,561
Industrial Conglomerates 0.1%
Far Eastern New Century
Corp. 350,000 375,203
Insurance 1.3%
Cathay Financial Holding Co.
Ltd. 2,407,000 4,122,664
Fubon Financial Holding Co.
Ltd. 1,074,000 2,158,199
6,280,863
Marine 1.0%
Evergreen Marine Corp.
Taiwan Ltd. 307,000 872,364
Shih Wei Navigation Co. Ltd.
* 135,000 142,620
Wan Hai Lines Ltd. 591,400 2,369,005
Wisdom Marine Lines Co.
Ltd. 540,000 1,179,183
4,563,172
Semiconductors & Semiconductor Equipment 5.2%
Ardentec Corp. 67,000 80,610
Chang Wah Technology Co.
Ltd. 44,000 110,950
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,407,000 22,408,762
United Microelectronics Corp. 1,721,000 2,255,124
24,855,446
Trading Companies & Distributors 0.0%
†
Brighton-Best International
Taiwan, Inc. 81,000 95,704
Wireless Telecommunication Services 0.3%
Far EasTone
Telecommunications Co.
Ltd. 194,000 545,192
Taiwan Mobile Co. Ltd. 235,000 855,016
1,400,208
55,399,042
THAILAND 3.2%
Banks 0.7%
Kiatnakin Phatra Bank PCL 84,200 147,856
SCB X PCL 993,400 2,992,423
3,140,279
Chemicals 0.1%
PTT Global Chemical PCL 219,900 283,488
Health Care Providers & Services 1.2%
Bangkok Chain Hospital PCL 935,000 494,820
Bumrungrad Hospital PCL 707,900 3,587,430
Chularat Hospital PCL
, Class F
6,054,400 633,125
Thonburi Healthcare Group
PCL 371,800 647,183
Vibhavadi Medical Center
PCL 6,855,700 473,301
5,835,859
Common Stocks
Shares Value ($)
THAILAND
Industrial Conglomerates 0.0%
†
Thoresen Thai Agencies PCL 815,300 203,246
Marine 0.3%
Precious Shipping PCL 1,116,600 581,978
Regional Container Lines
PCL 727,400 793,169
1,375,147
Multiline Retail 0.0%
†
Central Retail Corp. PCL 134,200 133,069
Oil, Gas & Consumable Fuels 0.7%
PTT Exploration & Production
PCL 770,300 3,468,246
Wireless Telecommunication Services 0.2%
Intouch Holdings PCL
, Class F
368,200 714,259
15,153,593
TURKEY 0.4%
Automobiles 0.0%
†
Tofas Turk Otomobil Fabrikasi
A/S 43,361 156,107
Industrial Conglomerates 0.2%
KOC Holding A/S 326,678 717,705
Wireless Telecommunication Services 0.2%
Turkcell Iletisim Hizmetleri
A/S 826,970 803,506
1,677,318
UNITED ARAB EMIRATES 0.1%
Banks 0.1%
Abu Dhabi Commercial Bank
PJSC 174,322 420,777
UNITED STATES 0.6%
Food Products 0.6%
JBS SA 446,700 2,696,358
Total Common Stocks
(cost $504,566,107) 459,943,651
Rights 0.0%
†
Number of
Rights
TAIWAN 0.0%
†
Banks 0.0%
†
Taishin Financial Holdings Co.
Ltd., expiring 07/13/22*∞ 27,775 0
Total Rights
(cost $0) 0
Warrants 0.0%
†
Number of
Warrants Value ($)
THAILAND 0.0%
†
Health Care Providers & Services 0.0%
†
Vibhavadi Medical Center
PCL, expiring at an
exercise price of $1.00 on
12/31/99*∞ 571,308 0

NVIT GS Emerging Markets Equity Insights Fund - June 30, 2022 (Unaudited) - Statement of Investments - 17
Warrants
Number of
Warrants Value ($)
Health Care Providers & Services
Total Warrants
(cost $0) 0
Repurchase Agreements 1.0%
Principal
Amount ($) Value ($)
Bank of America NA,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $400,018,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
2/1/2043 - 6/1/2045; total
market value $408,000.
(c)(d) 400,000 400,000
BofA Securities, Inc.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $3,000,130,
collateralized by U.S.
Government Agency
Security, 3.30%, maturing
11/25/2027; total market
value $3,060,000.(c)(d) 3,000,000 3,000,000
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $1,493,132,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072;
total market value
$1,522,928.(c)(d) 1,493,067 1,493,067
Total Repurchase Agreements
(cost $4,893,067) 4,893,067
Total Investments
(cost $509,459,174)   — 99.4% 464,836,718
Other assets in excess of liabilities — 0.6% 2,623,449
NET ASSETS — 100.0%
$ 467,460,167
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2022. The total value of securities on loan as of June 30,
2022 was $5,433,812, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$4,893,067 and by $844,980 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 5.50%, and maturity dates ranging from 7/31/2022 –
2/15/2052, a total value of $5,738,047.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2022 was
$16,637,535 which represents 3.56% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $4,893,067.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
GDR Global Depositary Receipt
PAO Public Stock Company
PH Philippines
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

18 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Futures contracts outstanding as of June 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index 12 9/2022 USD 601,620 (1,195)
Net contracts (1,195)
As of June 30, 2022, the Fund had $34,893 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT GS International Equity Insights Fund - June 30, 2022 (Unaudited) - Statement of Investments - 19
Common Stocks 98.0%
Shares Value ($)
AUSTRALIA 10.0%
Banks 2.8%
Australia & New Zealand
Banking Group Ltd. (a) 495,805 7,543,657
Commonwealth Bank of
Australia 192,630 12,024,334
National Australia Bank Ltd. 23,574 445,832
Westpac Banking Corp. 261,569 3,522,647
23,536,470
Beverages 0.9%
Treasury Wine Estates Ltd. 889,354 6,962,991
Chemicals 0.2%
Incitec Pivot Ltd. 535,021 1,230,840
Diversified Financial Services 0.0%
†
Challenger Ltd. 38,561 182,223
Diversified Telecommunication Services 0.9%
Telstra Corp. Ltd. 2,602,803 6,913,600
Equity Real Estate Investment Trusts (REITs) 0.1%
Charter Hall Group 125,578 939,589
Hotels, Restaurants & Leisure 0.5%
Aristocrat Leisure Ltd. 183,643 4,361,428
Insurance 0.3%
Suncorp Group Ltd. 278,170 2,109,262
IT Services 0.6%
Computershare Ltd. 268,241 4,565,618
Metals & Mining 2.1%
BHP Group Ltd. 293,634 8,211,119
BHP Group Ltd. 8,157 234,943
Glencore plc * 486,352 2,635,478
Rio Tinto plc, ADR (a) 93,590 5,708,990
16,790,530
Multiline Retail 0.6%
Wesfarmers Ltd. 172,620 4,996,368
Oil, Gas & Consumable Fuels 0.2%
Woodside Energy Group Ltd. 55,652 1,218,725
Road & Rail 0.8%
Aurizon Holdings Ltd. 2,459,552 6,463,481
Specialty Retail 0.0%
†
Premier Investments Ltd. 12,805 170,471
80,441,596
BELGIUM 0.3%
Distributors 0.3%
D'ieteren Group (a) 15,734 2,305,076
BRAZIL 0.2%
Chemicals 0.2%
Yara International ASA 35,381 1,484,810
CANADA 0.4%
Oil, Gas & Consumable Fuels 0.4%
International Petroleum Corp.
* 296,674 2,885,027
CHINA 0.3%
Marine 0.3%
SITC International Holdings
Co. Ltd. 765,000 2,167,597
Common Stocks
Shares Value ($)
CHINA
Specialty Retail 0.0%
†
Chow Tai Fook Jewellery
Group Ltd. * 168,400 316,851
2,484,448
DENMARK 4.5%
Beverages 0.4%
Carlsberg A/S
, Class B
25,855 3,298,083
Biotechnology 0.3%
Genmab A/S * 7,614 2,469,763
Electric Utilities 0.2%
Orsted A/S Reg. S (b) 14,297 1,494,972
Insurance 0.1%
Topdanmark A/S 9,450 492,159
Marine 0.9%
AP Moller - Maersk A/S
, Class
A
1,628 3,774,787
AP Moller - Maersk A/S
, Class
B
1,068 2,508,423
D/S Norden A/S 22,895 794,753
Dfds A/S 7,966 241,649
7,319,612
Pharmaceuticals 2.4%
Novo Nordisk A/S
, Class B
175,049 19,428,927
Textiles, Apparel & Luxury Goods 0.2%
Pandora A/S 30,035 1,898,021
36,401,537
FINLAND 1.8%
Banks 0.8%
Nordea Bank Abp 710,076 6,253,408
Communications Equipment 0.2%
Nokia OYJ 398,043 1,854,156
Food & Staples Retailing 0.7%
Kesko OYJ
, Class B
(a) 224,610 5,302,358
Insurance 0.0%
†
Sampo OYJ
, Class A
9,170 399,330
Paper & Forest Products 0.1%
Stora Enso OYJ
, Class R
26,344 413,631
14,222,883
FRANCE 8.4%
Aerospace & Defense 1.9%
Dassault Aviation SA 30,093 4,697,785
Safran SA 51,624 5,164,325
Thales SA 37,825 4,639,855
14,501,965
Banks 0.7%
BNP Paribas SA 10,669 507,982
Societe Generale SA 229,848 5,040,911
5,548,893
Beverages 1.0%
Pernod Ricard SA 41,396 7,668,018
Building Products 0.1%
Cie de Saint-Gobain 13,207 573,692

20 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
FRANCE
Chemicals 0.4%
Arkema SA 39,334 3,544,870
Construction & Engineering 0.2%
Eiffage SA 13,530 1,228,725
Electric Utilities 0.0%
†
Electricite de France SA 24,180 197,916
Electrical Equipment 0.1%
Legrand SA 8,267 615,267
Equity Real Estate Investment Trusts (REITs) 0.4%
Covivio 25,965 1,454,475
Gecina SA 21,069 1,982,030
3,436,505
Gas Utilities 0.0%
†
Rubis SCA 8,265 194,325
Insurance 0.2%
Coface SA 34,644 362,177
SCOR SE 72,485 1,558,506
1,920,683
Life Sciences Tools & Services 0.0%
†
Sartorius Stedim Biotech 919 290,953
Media 0.0%
†
Publicis Groupe SA * 4,054 200,140
Oil, Gas & Consumable Fuels 0.1%
Gaztransport Et Technigaz SA 8,121 1,017,674
Pharmaceuticals 1.2%
Ipsen SA 29,548 2,789,515
Sanofi 71,066 7,186,597
9,976,112
Software 0.8%
Dassault Systemes SE 174,573 6,468,506
Textiles, Apparel & Luxury Goods 1.3%
Hermes International 2,388 2,697,793
Kering SA 6,375 3,312,186
LVMH Moet Hennessy Louis
Vuitton SE (a) 7,129 4,399,542
10,409,521
67,793,765
GERMANY 10.4%
Aerospace & Defense 0.1%
MTU Aero Engines AG 3,816 694,636
Air Freight & Logistics 0.9%
Deutsche Post AG
(Registered) 194,639 7,292,217
Automobiles 3.0%
Bayerische Motoren Werke
AG 74,409 5,728,533
Bayerische Motoren Werke
AG (Preference) 14,947 1,058,891
Mercedes-Benz Group AG 132,745 7,681,937
Porsche Automobil Holding
SE (Preference) 45,918 3,037,377
Volkswagen AG (Preference) 44,675 5,965,676
23,472,414
Chemicals 2.0%
BASF SE 142,561 6,203,702
Common Stocks
Shares Value ($)
GERMANY
Chemicals
Covestro AG Reg. S (b) 109,410 3,781,362
K+S AG (Registered) 175,849 4,275,493
Wacker Chemie AG 14,886 2,148,155
16,408,712
Electronic Equipment, Instruments & Components 0.0%
†
Softwareone Holding AG * 28,265 339,139
Household Products 0.6%
Henkel AG & Co. KGaA
(Preference) 76,030 4,683,442
Independent Power and Renewable Electricity Producers
0.1%
RWE AG 30,440 1,121,897
Insurance 0.4%
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 13,597 3,195,279
Machinery 0.1%
Knorr-Bremse AG 10,425 594,774
Marine 0.2%
Hapag-Lloyd AG Reg. S (a)
(b) 6,832 1,769,311
Metals & Mining 0.2%
Aurubis AG 22,429 1,522,148
Multi-Utilities 0.7%
E.ON SE 662,353 5,557,121
Pharmaceuticals 1.9%
Bayer AG (Registered) 144,585 8,590,303
Merck KGaA 38,481 6,494,778
15,085,081
Trading Companies & Distributors 0.2%
Brenntag SE 30,649 1,994,768
83,730,939
HONG KONG 0.5%
Real Estate Management & Development 0.5%
Sun Hung Kai Properties Ltd. 295,000 3,490,617
Specialty Retail 0.0%
†
Luk Fook Holdings
International Ltd. 92,000 236,350
3,726,967
INDONESIA 0.1%
Food Products 0.1%
First Resources Ltd. 878,900 1,032,104
ITALY 1.4%
Aerospace & Defense 0.5%
Leonardo SpA 504,504 5,121,254
Beverages 0.3%
Davide Campari-Milano NV 192,585 2,033,420
Electric Utilities 0.1%
Terna - Rete Elettrica
Nazionale 113,182 889,571

NVIT GS International Equity Insights Fund - June 30, 2022 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
ITALY
IT Services 0.2%
Reply SpA 9,925 1,209,240
Multi-Utilities 0.3%
A2A SpA 1,280,635 1,632,151
Hera SpA (a) 173,697 504,178
2,136,329
11,389,814
JAPAN 26.0%
Auto Components 0.0%
†
NGK Spark Plug Co. Ltd. 7,100 128,996
Automobiles 0.6%
Nissan Motor Co. Ltd. 87,500 341,050
Subaru Corp. 191,000 3,397,836
Toyota Motor Corp. 74,100 1,141,192
4,880,078
Beverages 0.1%
Coca-Cola Bottlers Japan
Holdings, Inc. (a) 66,600 795,777
Capital Markets 0.7%
Daiwa Securities Group, Inc. 1,183,200 5,287,076
Chemicals 0.9%
Mitsubishi Gas Chemical Co.,
Inc. 145,500 2,098,485
Tosoh Corp. 412,800 5,130,409
7,228,894
Commercial Services & Supplies 0.8%
Dai Nippon Printing Co. Ltd. 59,300 1,279,733
Inui Global Logistics Co. Ltd. 48,700 628,340
Toppan, Inc. 249,100 4,164,734
6,072,807
Construction & Engineering 0.2%
Obayashi Corp. 185,500 1,347,548
Consumer Finance 0.0%
†
Acom Co. Ltd. (a) 125,400 293,150
Diversified Financial Services 1.5%
Mitsubishi HC Capital, Inc. 1,255,400 5,795,127
ORIX Corp. 365,300 6,132,356
Tokyo Century Corp. 8,800 291,470
12,218,953
Diversified Telecommunication Services 0.5%
Nippon Telegraph &
Telephone Corp. 143,600 4,123,073
Electric Utilities 0.1%
Kansai Electric Power Co.,
Inc. (The) 65,600 649,945
Entertainment 0.7%
Konami Group Corp. 62,200 3,444,880
Square Enix Holdings Co.
Ltd. 53,500 2,371,321
5,816,201
Equity Real Estate Investment Trusts (REITs) 0.0%
†
Japan Real Estate Investment
Corp. 38 174,781
Food & Staples Retailing 0.2%
Lawson, Inc. 43,600 1,449,670
Common Stocks
Shares Value ($)
JAPAN
Gas Utilities 1.7%
Osaka Gas Co. Ltd. 272,400 5,231,730
Toho Gas Co. Ltd. 54,300 1,309,600
Tokyo Gas Co. Ltd. 326,700 6,759,233
13,300,563
Health Care Providers & Services 0.2%
Medipal Holdings Corp. 85,900 1,212,098
Hotels, Restaurants & Leisure 0.1%
Oriental Land Co. Ltd. 3,100 431,729
Household Durables 0.5%
Sumitomo Forestry Co. Ltd.
(a) 291,500 4,135,085
Insurance 2.4%
MS&AD Insurance Group
Holdings, Inc. 149,700 4,589,615
Sompo Holdings, Inc. 160,100 7,063,230
Tokio Marine Holdings, Inc. 129,000 7,517,417
19,170,262
IT Services 1.7%
Fujitsu Ltd. 40,100 5,019,403
NEC Corp. 141,300 5,493,223
NTT Data Corp. 226,700 3,112,883
13,625,509
Machinery 0.6%
NGK Insulators Ltd. 348,400 4,698,180
Marine 0.0%
†
Nippon Yusen KK 3,600 246,961
Multiline Retail 0.1%
H2O Retailing Corp. 66,700 517,039
Isetan Mitsukoshi Holdings
Ltd. 38,700 313,968
J Front Retailing Co. Ltd. 14,400 123,198
954,205
Pharmaceuticals 3.2%
Eisai Co. Ltd. 14,400 608,014
Ono Pharmaceutical Co. Ltd. 35,800 919,078
Otsuka Holdings Co. Ltd. (a) 93,500 3,321,967
Santen Pharmaceutical Co.
Ltd. 663,700 5,208,215
Shionogi & Co. Ltd. 111,900 5,656,677
Sumitomo Pharma Co. Ltd.
(a) 300,600 2,418,380
Taisho Pharmaceutical
Holdings Co. Ltd. 7,200 284,557
Takeda Pharmaceutical Co.
Ltd. 273,100 7,674,811
26,091,699
Real Estate Management & Development 1.8%
Daiwa House Industry Co.
Ltd. 42,500 991,217
Mitsubishi Estate Co. Ltd. 408,600 5,933,481
Mitsui Fudosan Co. Ltd. 314,300 6,763,427
Nomura Real Estate
Holdings, Inc. 44,900 1,101,089
14,789,214
Road & Rail 1.3%
Central Japan Railway Co. 51,000 5,887,624

22 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
JAPAN
Road & Rail
Nippon Express Holdings,
Inc. 86,200 4,685,359
Tokyu Corp. 1,900 22,392
10,595,375
Semiconductors & Semiconductor Equipment 0.9%
SCREEN Holdings Co. Ltd. 62,700 4,204,926
Tokyo Seimitsu Co. Ltd. 85,800 2,803,906
7,008,832
Technology Hardware, Storage & Peripherals 0.5%
Ricoh Co. Ltd. 432,600 3,365,150
Seiko Epson Corp. 33,000 467,319
3,832,469
Tobacco 0.8%
Japan Tobacco, Inc. (a) 389,700 6,740,524
Trading Companies & Distributors 3.5%
Marubeni Corp. 615,500 5,556,096
Mitsubishi Corp. 181,100 5,385,067
Mitsui & Co. Ltd. 315,500 6,967,119
Sumitomo Corp. 404,800 5,536,464
Toyota Tsusho Corp. 129,400 4,229,751
27,674,497
Wireless Telecommunication Services 0.4%
KDDI Corp. 41,500 1,312,297
SoftBank Group Corp. 51,600 1,994,150
3,306,447
208,280,598
LUXEMBOURG 0.6%
Life Sciences Tools & Services 0.6%
Eurofins Scientific SE (a) 65,534 5,180,842
NETHERLANDS 5.9%
Beverages 1.1%
Heineken Holding NV 45,084 3,297,606
Heineken NV 56,467 5,171,341
8,468,947
Chemicals 0.2%
Koninklijke DSM NV 2,465 356,088
OCI NV 45,353 1,495,509
1,851,597
Food & Staples Retailing 0.8%
Koninklijke Ahold Delhaize
NV 252,718 6,586,268
Insurance 0.2%
ASR Nederland NV 33,540 1,363,654
IT Services 0.4%
Adyen NV Reg. S *(b) 2,443 3,591,250
Machinery 0.1%
Aalberts NV 19,267 757,555
Oil, Gas & Consumable Fuels 1.6%
Shell plc 488,813 12,675,689
Semiconductors & Semiconductor Equipment 1.5%
ASM International NV 3,890 982,370
ASML Holding NV 23,641 11,409,807
12,392,177
47,687,137
Common Stocks
Shares Value ($)
NEW ZEALAND 0.1%
Diversified Telecommunication Services 0.1%
Spark New Zealand Ltd. 304,683 913,273
NORWAY 1.9%
Aerospace & Defense 0.1%
Kongsberg Gruppen ASA 14,600 525,297
Capital Markets 0.5%
Lundin Energy MergerCo AB
*∞(a) 107,715 4,180,350
Energy Equipment & Services 0.1%
BW Offshore Ltd. 87,721 237,514
Odfjell Drilling Ltd. * 121,365 284,467
521,981
Marine 0.7%
Golden Ocean Group Ltd. 277,309 3,243,010
MPC Container Ships ASA (a) 1,530,694 3,043,639
6,286,649
Oil, Gas & Consumable Fuels 0.5%
Aker BP ASA (a) 117,880 4,073,449
15,587,726
PORTUGAL 0.4%
Oil, Gas & Consumable Fuels 0.4%
Galp Energia SGPS SA
, Class
B
265,127 3,107,831
SINGAPORE 0.1%
Aerospace & Defense 0.1%
Singapore Technologies
Engineering Ltd. 363,700 1,070,128
SOUTH AFRICA 0.9%
Metals & Mining 0.9%
Anglo American plc 201,777 7,204,429
SPAIN 0.4%
Banks 0.1%
Bankinter SA 68,823 429,792
Electric Utilities 0.3%
Red Electrica Corp. SA (a) 122,793 2,324,854
Equity Real Estate Investment Trusts (REITs) 0.0%
†
Merlin Properties Socimi SA 29,108 280,965
3,035,611
SWEDEN 4.7%
Banks 1.3%
Skandinaviska Enskilda
Banken AB
, Class A
418,648 4,113,686
Svenska Handelsbanken AB
,
Class A
142,360 1,217,648
Swedbank AB
, Class A
424,373 5,369,149
10,700,483
Communications Equipment 0.1%
Telefonaktiebolaget LM
Ericsson
, Class B
92,808 692,689
Diversified Financial Services 0.8%
Industrivarden AB
, Class A
37,761 850,644
Investor AB
, Class B
357,706 5,887,081
6,737,725

NVIT GS International Equity Insights Fund - June 30, 2022 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
SWEDEN
Health Care Equipment & Supplies 0.2%
Getinge AB
, Class B
65,449 1,513,710
Household Products 0.1%
Essity AB
, Class B
16,981 443,353
Machinery 1.0%
Atlas Copco AB
, Class B
70,701 592,156
Epiroc AB
, Class B
79,604 1,076,628
Volvo AB
, Class B
394,998 6,122,722
7,791,506
Metals & Mining 0.8%
Boliden AB 111,830 3,557,052
SSAB AB
, Class B
711,242 2,946,091
6,503,143
Paper & Forest Products 0.1%
Holmen AB
, Class B
9,718 394,525
Svenska Cellulosa AB SCA
,
Class B
42,266 631,919
1,026,444
Wireless Telecommunication Services 0.3%
Tele2 AB
, Class B
226,861 2,584,831
37,993,884
SWITZERLAND 6.4%
Banks 0.0%
†
Valiant Holding AG
(Registered) 3,776 332,075
Capital Markets 1.3%
Julius Baer Group Ltd. 17,231 796,075
UBS Group AG (Registered) 540,617 8,726,719
9,522,794
Food Products 0.6%
Chocoladefabriken Lindt &
Spruengli AG 213 2,166,450
Chocoladefabriken Lindt &
Spruengli AG (Registered) 23 2,411,558
4,578,008
Health Care Providers & Services 0.2%
Galenica AG Reg. S (b) 20,880 1,603,955
Insurance 1.0%
Baloise Holding AG
(Registered) 34,005 5,581,839
Helvetia Holding AG
(Registered) 24,489 2,867,813
8,449,652
Life Sciences Tools & Services 1.0%
Lonza Group AG (Registered) 14,916 7,953,568
Marine 0.7%
Kuehne + Nagel International
AG (Registered) 24,698 5,847,373
Professional Services 0.2%
DKSH Holding AG 21,251 1,755,263
Real Estate Management & Development 0.3%
PSP Swiss Property AG
(Registered) 19,256 2,142,225
Common Stocks
Shares Value ($)
SWITZERLAND
Textiles, Apparel & Luxury Goods 1.1%
Cie Financiere Richemont SA
(Registered) 86,517 9,213,720
51,398,633
UNITED KINGDOM 8.0%
Aerospace & Defense 0.2%
Babcock International Group
plc * 69,429 262,107
BAE Systems plc 161,458 1,633,009
1,895,116
Banks 0.3%
Lloyds Banking Group plc 5,276,917 2,721,906
Beverages 1.5%
Diageo plc 256,094 11,048,358
Capital Markets 0.1%
3i Group plc 55,768 753,406
Distributors 0.2%
Inchcape plc 236,888 2,007,892
Diversified Financial Services 0.2%
M&G plc 792,970 1,879,413
Electric Utilities 0.7%
SSE plc 294,062 5,813,630
Equity Real Estate Investment Trusts (REITs) 0.0%
†
UK Commercial Property
REIT Ltd. 327,357 298,880
Hotels, Restaurants & Leisure 0.6%
Compass Group plc 93,134 1,906,718
InterContinental Hotels Group
plc 48,860 2,590,405
4,497,123
Independent Power and Renewable Electricity Producers
0.0%
†
Drax Group plc 33,301 260,844
Industrial Conglomerates 0.3%
DCC plc 13,626 851,419
Melrose Industries plc 1,039,840 1,898,695
2,750,114
Insurance 0.5%
Aviva plc 905,074 4,421,716
Multiline Retail 0.7%
Next plc 76,105 5,433,781
Multi-Utilities 0.1%
Centrica plc * 972,385 952,848
Pharmaceuticals 0.3%
AstraZeneca plc, ADR 31,494 2,080,809
Tobacco 2.3%
British American Tobacco plc 256,345 10,986,301
Imperial Brands plc 306,593 6,852,651
17,838,952
64,654,788
UNITED STATES 4.3%
Automobiles 0.8%
Stellantis NV 526,631 6,558,454

24 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
UNITED STATES
Food Products 1.2%
Nestle SA (Registered) 82,877 9,723,227
Pharmaceuticals 2.3%
GSK plc, ADR 268,028 11,667,258
Roche Holding AG 21,162 7,064,461
18,731,719
35,013,400
Total Common Stocks
(cost $848,101,321) 789,027,246
Repurchase Agreements 2.9%
Principal
Amount ($)
Bank of America NA,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $10,000,431,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
2/1/2043 - 6/1/2045;
total market value
$10,200,000.(c)(d) 10,000,000 10,000,000
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $1,629,989,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072;
total market value
$1,662,517.(c)(d) 1,629,919 1,629,919
NatWest Markets
Securities, Inc., 1.49%,
dated 6/30/2022, due
7/7/2022, repurchase
price $5,001,449,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 2.88%, maturing
1/15/2023 - 12/31/2028;
total market value
$5,100,212.(c)(d) 5,000,000 5,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 1.58%,
dated 6/30/2022, due
7/1/2022, repurchase
price $7,000,308,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.50%, maturing
10/25/2022 - 5/20/2072;
total market value
$7,140,000.(c)(d) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $23,629,919) 23,629,919
Total Investments
(cost $871,731,240)   — 100.9% 812,657,165
Liabilities in excess of other assets
— (0.9)% (7,233,930)
NET ASSETS — 100.0%
$ 805,423,235
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2022. The total value of securities on loan as of
June 30, 2022 was $34,010,253, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $23,629,919 and by $13,127,250 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from 7/14/2022 – 5/15/2052, a total value of $36,757,169.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2022 was
$12,240,850 which represents 1.52% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $23,629,919.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.

NVIT GS International Equity Insights Fund - June 30, 2022 (Unaudited) - Statement of Investments - 25
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

26 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT GS Large Cap Equity Insights Fund
Common Stocks 98.9%
Shares Value ($)
Aerospace & Defense 1.5%
General Dynamics Corp. 126,861 28,067,996
Howmet Aerospace, Inc. 226,982 7,138,584
Textron, Inc. 19,162 1,170,223
36,376,803
Airlines 0.1%
Copa Holdings SA, Class A* 28,329 1,795,209
Automobiles 3.1%
Ford Motor Co.(a) 950,597 10,580,144
General Motors Co.* 811,243 25,765,078
Tesla, Inc.* 57,221 38,533,766
74,878,988
Banks 0.5%
East West Bancorp, Inc. 59,793 3,874,586
KeyCorp 321,389 5,537,532
PacWest Bancorp 47,915 1,277,414
Signature Bank 5,098 913,613
Wintrust Financial Corp. 10,934 876,360
12,479,505
Beverages 0.5%
Keurig Dr Pepper, Inc. 350,596 12,407,592
Biotechnology 4.4%
AbbVie, Inc. 112,963 17,301,413
Biogen, Inc.* 126,229 25,743,142
Exelixis , Inc.* 148,150 3,084,483
Gilead Sciences, Inc. 481,844 29,782,778
Horizon Therapeutics plc* 91,707 7,314,550
Incyte Corp.* 200,402 15,224,540
Moderna , Inc.* 27,649 3,949,660
Vertex Pharmaceuticals, Inc.* 13,021 3,669,187
106,069,753
Building Products 0.0%
†
Lennox International, Inc. 4,566 943,290
Capital Markets 4.3%
Ameriprise Financial, Inc. 59,847 14,224,435
Bank of New York Mellon
Corp. (The) 622,136 25,949,293
Cboe Global Markets, Inc. 20,088 2,273,761
Charles Schwab Corp. (The) 489,025 30,896,599
Intercontinental Exchange, Inc. 252,855 23,778,484
Northern Trust Corp. 44,875 4,329,540
State Street Corp. 22,287 1,373,993
102,826,105
Chemicals 1.5%
CF Industries Holdings, Inc. 283,325 24,289,452
Dow, Inc. 218,923 11,298,616
International Flavors &
Fragrances, Inc. 6,850 815,972
36,404,040
Commercial Services & Supplies 1.0%
Cintas Corp. 32,130 12,001,519
Republic Services, Inc. 87,087 11,397,076
23,398,595
Communications Equipment 0.7%
Cisco Systems, Inc. 368,194 15,699,792
Common Stocks
Shares Value ($)
Construction & Engineering 0.4%
AECOM 36,553 2,383,986
MasTec , Inc.* 86,992 6,233,847
8,617,833
Consumer Finance 1.9%
Capital One Financial Corp. 248,388 25,879,546
Synchrony Financial 752,052 20,771,676
46,651,222
Containers & Packaging 0.4%
International Paper Co. 222,679 9,314,663
Distributors 1.1%
LKQ Corp. 522,788 25,663,663
Diversified Financial Services 2.9%
Berkshire Hathaway, Inc.,
Class B* 211,423 57,722,708
Equitable Holdings, Inc. 219,890 5,732,532
Voya Financial, Inc.(a) 111,234 6,621,760
70,077,000
Diversified Telecommunication Services 0.1%
Liberty Global plc, Class C*(a) 148,708 3,284,960
Electrical Equipment 0.3%
Emerson Electric Co. 90,848 7,226,050
Electronic Equipment, Instruments & Components 0.5%
Corning, Inc. 111,198 3,503,849
Teledyne Technologies, Inc.* 20,232 7,589,226
11,093,075
Energy Equipment & Services 0.3%
Schlumberger NV 221,970 7,937,647
Entertainment 0.9%
Live Nation Entertainment,
Inc.*(a) 194,619 16,071,637
Take-Two Interactive Software,
Inc.* 14,252 1,746,298
Warner Bros Discovery, Inc.* 316,200 4,243,404
22,061,339
Equity Real Estate Investment Trusts (REITs) 6.4%
Camden Property Trust 191,685 25,777,799
CubeSmart 93,148 3,979,282
Equity LifeStyle Properties,
Inc. 123,931 8,733,418
Extra Space Storage, Inc. 48,056 8,175,287
First Industrial Realty Trust,
Inc. 408,936 19,416,281
Healthpeak Properties, Inc. 87,950 2,278,784
Host Hotels & Resorts, Inc. 25,437 398,852
Life Storage, Inc. 151,556 16,922,743
Mid-America Apartment
Communities, Inc. 106,120 18,535,980
Park Hotels & Resorts, Inc. 224,221 3,042,679
Prologis, Inc. 39,738 4,675,176
Public Storage 71,414 22,329,015
Rexford Industrial Realty, Inc.
(a) 44,483 2,561,776
SBA Communications Corp. 49,553 15,859,438
STORE Capital Corp. 44,220 1,153,258
153,839,768

NVIT GS Large Cap Equity Insights Fund - June 30, 2022 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
Food & Staples Retailing 0.3%
Casey's General Stores, Inc. 32,056 5,929,719
Food Products 0.6%
Campbell Soup Co.(a) 137,189 6,591,931
Mondelez International, Inc.,
Class A 128,166 7,957,827
14,549,758
Health Care Equipment & Supplies 0.5%
Abbott Laboratories 36,288 3,942,691
Envista Holdings Corp.*(a) 117,999 4,547,681
Medtronic plc 47,326 4,247,509
12,737,881
Health Care Providers & Services 4.6%
Centene Corp.* 242,251 20,496,857
Elevance Health, Inc. 54,299 26,203,612
HCA Healthcare, Inc. 49,227 8,273,090
Humana, Inc. 31,716 14,845,308
Molina Healthcare, Inc.* 89,520 25,030,687
UnitedHealth Group, Inc. 16,565 8,508,281
Universal Health Services,
Inc., Class B(a) 68,171 6,865,501
110,223,336
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc., Class A* 28,768 2,562,653
Boyd Gaming Corp. 49,312 2,453,272
Choice Hotels International,
Inc. 11,233 1,253,940
Hilton Worldwide Holdings,
Inc. 39,358 4,386,056
Hyatt Hotels Corp., Class A* 35,339 2,611,905
Marriott International, Inc.,
Class A 105,201 14,308,388
Wyndham Hotels & Resorts,
Inc. 176,871 11,623,962
Yum! Brands, Inc. 63,954 7,259,419
46,459,595
Household Durables 0.6%
Garmin Ltd. 54,924 5,396,283
NVR, Inc.* 426 1,705,764
Whirlpool Corp. 42,460 6,575,780
13,677,827
Household Products 1.9%
Kimberly-Clark Corp. 202,369 27,350,170
Procter & Gamble Co. (The) 127,521 18,336,245
45,686,415
Insurance 0.3%
Globe Life, Inc. 67,347 6,564,312
Lincoln National Corp. 17,212 805,006
MetLife, Inc. 4,823 302,836
7,672,154
Interactive Media & Services 4.8%
Alphabet, Inc., Class A* 39,800 86,734,548
Meta Platforms, Inc., Class A* 180,762 29,147,873
115,882,421
Internet & Direct Marketing Retail 2.0%
Amazon.com, Inc.* 437,520 46,468,999
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail
Chewy, Inc., Class A*(a) 43,851 1,522,507
47,991,506
IT Services 3.1%
DXC Technology Co.* 61,055 1,850,577
Gartner, Inc.* 104,015 25,153,948
International Business
Machines Corp. 101,186 14,286,451
PayPal Holdings, Inc.* 37,741 2,635,831
VeriSign, Inc.* 137,617 23,027,453
Western Union Co. (The) 524,954 8,645,992
75,600,252
Life Sciences Tools & Services 3.7%
Agilent Technologies, Inc. 206,107 24,479,328
Avantor , Inc.* 81,744 2,542,239
Bruker Corp. 86,774 5,445,936
IQVIA Holdings, Inc.* 35,394 7,680,144
Mettler -Toledo International,
Inc.* 16,360 18,793,877
QIAGEN NV* 88,089 4,157,801
Syneos Health, Inc.* 15,496 1,110,753
Thermo Fisher Scientific, Inc. 43,542 23,655,498
87,865,576
Machinery 2.7%
Caterpillar, Inc. 129,881 23,217,528
Otis Worldwide Corp. 330,056 23,325,057
Parker-Hannifin Corp. 74,301 18,281,761
64,824,346
Media 2.4%
Charter Communications, Inc.,
Class A*(a) 60,174 28,193,324
Liberty Broadband Corp.,
Class C* 173,122 20,019,828
News Corp., Class A 545,282 8,495,493
Nexstar Media Group, Inc.,
Class A 8,245 1,342,946
58,051,591
Metals & Mining 0.9%
Freeport-McMoRan, Inc. 649,787 19,012,768
Nucor Corp.(a) 24,545 2,562,743
21,575,511
Mortgage Real Estate Investment Trusts (REITs) 0.6%
Annaly Capital Management,
Inc.(a) 2,386,114 14,101,934
Multiline Retail 0.4%
Dollar General Corp. 19,080 4,682,995
Dollar Tree, Inc.* 28,561 4,451,232
9,134,227
Multi-Utilities 0.9%
CMS Energy Corp. 320,294 21,619,845
Oil, Gas & Consumable Fuels 3.3%
Cheniere Energy, Inc. 14,434 1,920,155
ConocoPhillips 142,418 12,790,561
Exxon Mobil Corp. 174,273 14,924,740
Kinder Morgan, Inc. 1,569,123 26,298,501
Marathon Oil Corp. 55,291 1,242,942
Marathon Petroleum Corp. 135,881 11,170,777

28 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT GS Large Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
ONEOK, Inc. 100,396 5,571,978
Pioneer Natural Resources
Co. 24,164 5,390,505
79,310,159
Pharmaceuticals 2.2%
Johnson & Johnson 42,762 7,590,683
Merck & Co., Inc. 438,926 40,016,883
Perrigo Co. plc 132,898 5,391,672
52,999,238
Professional Services 0.1%
Booz Allen Hamilton Holding
Corp. 14,326 1,294,497
Road & Rail 3.4%
CSX Corp. 963,624 28,002,913
Knight-Swift Transportation
Holdings, Inc. 37,803 1,749,901
Norfolk Southern Corp. 113,931 25,895,377
Union Pacific Corp. 123,524 26,345,199
81,993,390
Semiconductors & Semiconductor Equipment 3.7%
Broadcom, Inc. 23,854 11,588,512
First Solar, Inc.*(a) 74,036 5,044,073
Intel Corp. 42,667 1,596,172
Lam Research Corp. 13,490 5,748,764
Microchip Technology, Inc. 24,968 1,450,141
Micron Technology, Inc. 125,741 6,950,962
Monolithic Power Systems,
Inc. 10,192 3,914,136
NVIDIA Corp. 156,976 23,795,992
ON Semiconductor Corp.* 112,293 5,649,461
QUALCOMM, Inc. 110,558 14,122,679
Texas Instruments, Inc. 66,685 10,246,150
90,107,042
Software 12.4%
Fortinet, Inc.* 105,005 5,941,183
Intuit, Inc. 22,426 8,643,877
Manhattan Associates, Inc.* 21,833 2,502,062
Microsoft Corp. 602,131 154,645,305
NortonLifeLock , Inc. 92,089 2,022,274
Oracle Corp. 455,026 31,792,667
Palo Alto Networks, Inc.* 47,549 23,486,353
Paycom Software, Inc.* 55,402 15,519,208
ServiceNow , Inc.* 31,563 15,008,838
Synopsys, Inc.* 81,273 24,682,610
VMware, Inc., Class A 120,315 13,713,504
Zscaler , Inc.* 7,300 1,091,423
299,049,304
Specialty Retail 2.0%
AutoNation, Inc.* 159,705 17,848,631
AutoZone, Inc.* 12,685 27,261,587
Penske Automotive Group,
Inc.(a) 28,949 3,030,671
48,140,889
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc. 861,837 117,830,355
Dell Technologies, Inc., Class
C 359,464 16,610,831
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise
Co.(a) 491,999 6,523,907
NetApp, Inc. 43,694 2,850,596
143,815,689
Textiles, Apparel & Luxury Goods 0.2%
Capri Holdings Ltd.* 117,053 4,800,344
Tobacco 0.3%
Altria Group, Inc. 168,839 7,052,405
Trading Companies & Distributors 0.3%
United Rentals, Inc.* 32,021 7,778,221
Total Common Stocks
(cost $2,383,383,882) 2,378,971,964
Repurchase Agreements 0.1%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $699,120,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072;
total market value
$713,072.(b)(c) 699,090 699,090
Pershing LLC,
1.58%, dated 6/30/2022,
due 7/1/2022, repurchase
price $2,000,088,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.50%, maturing
10/25/2022 - 5/20/2072;
total market value
$2,040,000.(b)(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $2,699,090) 2,699,090
Total Investments
(cost $2,386,082,972) — 99.0% 2,381,671,054
Other assets in excess of liabilities — 1.0% 24,892,267
NET ASSETS — 100.0%
$ 2,406,563,321

NVIT GS Large Cap Equity Insights Fund - June 30, 2022 (Unaudited) - Statement of Investments - 29
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2022. The total value of securities on loan as of June 30,
2022 was $36,550,806, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $2,699,090 and by $35,478,658 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.00%, and maturity dates ranging from
7/31/2022 – 5/15/2052, a total value of $38,177,748.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $2,699,090.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of June 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 29 9/2022 USD 5,494,775 (160,498)
Net contracts (160,498)
As of June 30, 2022, the Fund had $334,950 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

30 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks 98.9%
Shares Value ($)
Aerospace & Defense 0.4%
AAR Corp.* 7,677 321,206
Kratos Defense & Security
Solutions, Inc.* 2,205 30,605
National Presto Industries, Inc. 1,403 92,093
Vectrus , Inc.* 16,082 538,104
Virgin Galactic Holdings,
Inc.*(a) 3,791 22,822
1,004,830
Air Freight & Logistics 0.1%
Forward Air Corp. 3,698 340,068
Auto Components 0.2%
Goodyear Tire & Rubber Co.
(The)*(a) 32,475 347,807
Holley, Inc.* 2,727 28,634
Luminar Technologies, Inc.*(a) 21,327 126,469
502,910
Automobiles 0.0%
†
Fisker , Inc.*(a) 2,993 25,650
Banks 8.9%
1st Source Corp. 9,701 440,425
Ameris Bancorp 14,050 564,529
Atlantic Union Bankshares
Corp. 8,023 272,140
Bancorp, Inc. (The)* 39,347 768,053
BayCom Corp. 3,379 69,878
Berkshire Hills Bancorp, Inc. 3,266 80,899
Business First Bancshares,
Inc. 7,369 157,033
Cadence Bank 11,285 264,972
Capital Bancorp, Inc. 3,561 77,274
Capital City Bank Group, Inc. 8,953 249,699
Capstar Financial Holdings,
Inc. 1,563 30,666
Central Pacific Financial Corp. 54,750 1,174,388
Columbia Banking System,
Inc.(a) 49,682 1,423,389
Community Bank System, Inc. 7,704 487,509
CrossFirst Bankshares , Inc.* 19,802 261,386
Eagle Bancorp, Inc. 800 37,928
Enterprise Financial Services
Corp. 2,453 101,800
First Bancorp, Inc. (The) 9,677 291,568
First Bancshares, Inc. (The) 12,491 357,243
First Financial Bancorp 18,195 352,983
First Financial Bankshares ,
Inc. 33,528 1,316,645
FVCBankcorp , Inc.*(a) 4,914 92,531
Great Southern Bancorp, Inc. 2,844 166,545
Guaranty Bancshares, Inc. 9,329 338,176
Hancock Whitney Corp. 22,191 983,727
Hanmi Financial Corp. 40,516 909,179
HarborOne Bancorp, Inc. 5,255 72,467
HomeTrust Bancshares, Inc. 2,407 60,175
Hope Bancorp, Inc. 99,285 1,374,104
Independent Bank Corp./MI 11,018 212,427
International Bancshares Corp. 40,827 1,636,346
Macatawa Bank Corp. 10,961 96,895
Metrocity Bankshares , Inc. 8,106 164,633
Common Stocks
Shares Value ($)
Banks
Northeast Bank(a) 2,726 99,581
OFG Bancorp 39,095 993,013
Origin Bancorp, Inc. 15,746 610,945
PCB Bancorp 6,640 124,035
Peoples Financial Services
Corp.(a) 1,578 88,116
Sandy Spring Bancorp, Inc. 1,845 72,084
Sierra Bancorp(a) 2,566 55,759
Silvergate Capital Corp., Class
A* 1,298 69,482
Southern First Bancshares,
Inc.* 7,399 322,522
Texas Capital Bancshares,
Inc.* 1,366 71,906
Towne Bank 27,598 749,286
Trustmark Corp. 50,095 1,462,273
United Community Banks, Inc. 34,623 1,045,268
20,651,882
Beverages 0.7%
Coca-Cola Consolidated, Inc. 2,615 1,474,598
National Beverage Corp. 4,741 232,025
1,706,623
Biotechnology 8.0%
ACADIA Pharmaceuticals,
Inc.* 27,827 392,082
Albireo Pharma, Inc.*(a) 1,833 36,403
Alector , Inc.* 13,754 139,741
Alkermes plc* 62,683 1,867,327
ALX Oncology Holdings,
Inc.*(a) 17,633 142,651
Amicus Therapeutics, Inc.* 95,869 1,029,633
Anika Therapeutics, Inc.* 3,545 79,124
Apellis Pharmaceuticals, Inc.* 3,177 143,664
Arbutus Biopharma Corp.*(a) 22,869 61,975
Arcturus Therapeutics
Holdings, Inc.* 4,015 63,196
Arcus Biosciences, Inc.* 30,415 770,716
Arrowhead Pharmaceuticals,
Inc.*(a) 24,648 867,856
Aurinia Pharmaceuticals,
Inc.*(a) 66,054 663,843
Beam Therapeutics, Inc.*(a) 7,158 277,086
BioCryst Pharmaceuticals,
Inc.* 16,398 173,491
Bluebird Bio, Inc.* 6,065 25,109
Blueprint Medicines Corp.*(a) 9,920 501,059
Bridgebio Pharma, Inc.*(a) 10,581 96,076
Catalyst Pharmaceuticals,
Inc.* 109,700 768,997
ChemoCentryx , Inc.*(a) 6,722 166,571
Cogent Biosciences, Inc.* 2,311 20,845
CTI BioPharma Corp.*(a) 14,296 85,347
Cullinan Oncology, Inc.*(a) 4,000 51,280
Day One Biopharmaceuticals,
Inc.* 3,050 54,595
Denali Therapeutics, Inc.*(a) 12,416 365,403
Design Therapeutics, Inc.*(a) 6,929 97,006
Dynavax Technologies
Corp.*(a) 36,063 454,033

NVIT GS Small Cap Equity Insights Fund - June 30, 2022 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Biotechnology
Eagle Pharmaceuticals, Inc.* 14,775 656,453
Eiger BioPharmaceuticals ,
Inc.* 7,236 45,587
Erasca , Inc.*(a) 40,673 226,549
Fate Therapeutics, Inc.*(a) 24,531 607,878
Global Blood Therapeutics,
Inc.*(a) 10,914 348,702
Gossamer Bio, Inc.*(a) 17,276 144,600
Heron Therapeutics, Inc.*(a) 51,153 142,717
IGM Biosciences, Inc.*(a) 4,672 84,236
Insmed , Inc.* 17,254 340,249
Instil Bio, Inc.*(a) 11,310 52,252
Intellia Therapeutics, Inc.* 3,659 189,390
Intercept Pharmaceuticals,
Inc.*(a) 13,202 182,320
iTeos Therapeutics, Inc.* 12,801 263,701
IVERIC bio, Inc.* 30,378 292,236
KalVista Pharmaceuticals,
Inc.* 24,770 243,737
Karuna Therapeutics, Inc.* 565 71,478
Keros Therapeutics, Inc.* 7,795 215,376
Kezar Life Sciences, Inc.* 26,382 218,179
Kodiak Sciences, Inc.*(a) 7,689 58,744
Kronos Bio, Inc.* 9,040 32,906
Kura Oncology, Inc.* 5,515 101,090
Madrigal Pharmaceuticals,
Inc.* 1,278 91,479
MannKind Corp.*(a) 42,504 161,940
MeiraGTx Holdings plc* 8,375 63,399
Nkarta , Inc.* 4,320 53,222
Organogenesis Holdings,
Inc.*(a) 81,613 398,272
Point Biopharma Global,
Inc.*(a) 18,435 125,542
Praxis Precision Medicines,
Inc.* 12,723 31,171
Protagonist Therapeutics, Inc.* 4,577 36,204
Prothena Corp. plc* 16,505 448,111
PTC Therapeutics, Inc.* 10,034 401,962
Radius Health, Inc.*(a) 3,167 32,842
Rallybio Corp.*(a) 4,937 37,274
Replimune Group, Inc.* 1,979 34,593
Seres Therapeutics, Inc.* 25,618 87,870
SpringWorks Therapeutics,
Inc.*(a) 2,012 49,536
Sutro Biopharma, Inc.*(a) 27,696 144,296
Travere Therapeutics, Inc.* 14,499 351,311
Twist Bioscience Corp.* 2,351 82,191
Vanda Pharmaceuticals, Inc.* 89,716 977,904
VBI Vaccines, Inc.*(a) 47,528 38,426
Vir Biotechnology, Inc.*(a) 11,830 301,310
Xencor , Inc.*(a) 24,152 661,040
Zentalis Pharmaceuticals,
Inc.*(a) 2,945 82,755
18,606,139
Building Products 0.5%
CSW Industrials, Inc.(a) 3,073 316,611
Gibraltar Industries, Inc.* 2,617 101,409
Common Stocks
Shares Value ($)
Building Products
Janus International Group,
Inc.* 7,715 69,666
UFP Industries, Inc. 8,706 593,227
1,080,913
Capital Markets 1.4%
Focus Financial Partners, Inc.,
Class A* 12,223 416,315
Houlihan Lokey , Inc. 5,402 426,380
Moelis & Co., Class A(a) 29,165 1,147,643
Oppenheimer Holdings, Inc.,
Class A 30,649 1,012,643
Virtus Investment Partners,
Inc. 1,430 244,559
3,247,540
Chemicals 2.0%
AdvanSix , Inc. 2,599 86,910
American Vanguard Corp. 12,626 282,191
Avient Corp. 5,788 231,983
Diversey Holdings Ltd.* 29,825 196,845
FutureFuel Corp. 17,813 129,679
Ingevity Corp.* 2,243 141,623
Innospec , Inc. 14,230 1,363,092
Intrepid Potash, Inc.*(a) 4,025 182,292
Livent Corp.*(a) 1,361 30,881
LSB Industries, Inc.* 30,337 420,471
Minerals Technologies, Inc.(a) 15,078 924,884
Sensient Technologies Corp. 2,214 178,360
Tronox Holdings plc, Class
A(a) 25,557 429,358
4,598,569
Commercial Services & Supplies 1.5%
BrightView Holdings, Inc.*(a) 15,599 187,188
Casella Waste Systems, Inc.,
Class A* 2,809 204,158
Ennis, Inc. 33,958 686,970
Healthcare Services Group,
Inc. 11,968 208,363
Heritage-Crystal Clean, Inc.* 47,459 1,279,495
Matthews International Corp.,
Class A 18,418 528,044
Pitney Bowes, Inc. 48,239 174,625
UniFirst Corp. 1,532 263,780
3,532,623
Communications Equipment 0.5%
Cambium Networks Corp.* 2,523 36,962
Clearfield, Inc.* 5,051 312,909
Harmonic, Inc.*(a) 96,418 835,944
1,185,815
Construction & Engineering 1.7%
Arcosa , Inc. 10,582 491,322
Argan , Inc. 10,864 405,444
Dycom Industries, Inc.* 6,749 627,927
Fluor Corp.*(a) 44,002 1,071,009
Primoris Services Corp.(a) 24,727 538,060
Sterling Infrastructure, Inc.* 25,642 562,073
Tutor Perini Corp.* 17,699 155,397
3,851,232

32 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Construction Materials 0.3%
Summit Materials, Inc., Class
A*(a) 23,467 546,546
United States Lime & Minerals,
Inc. 563 59,453
605,999
Consumer Finance 0.9%
FirstCash Holdings, Inc. 17,115 1,189,664
Nelnet, Inc., Class A 3,710 316,277
Oportun Financial Corp.* 1,892 15,647
Regional Management Corp. 11,818 441,639
1,963,227
Diversified Consumer Services 0.8%
Duolingo , Inc.*(a) 6,907 604,708
Graham Holdings Co., Class B 106 60,085
Stride, Inc.*(a) 26,759 1,091,500
1,756,293
Diversified Financial Services 0.4%
A-Mark Precious Metals, Inc. 7,102 229,040
Banco Latinoamericano de
Comercio Exterior SA, Class
E 43,716 580,111
809,151
Diversified Telecommunication Services 0.6%
Cogent Communications
Holdings, Inc. 9,373 569,503
Globalstar , Inc.*(a) 172,396 212,047
Iridium Communications,
Inc.*(a) 12,755 479,078
Ooma , Inc.* 3,125 37,000
1,297,628
Electric Utilities 0.3%
MGE Energy, Inc. 8,023 624,430
Electrical Equipment 1.6%
Atkore , Inc.* 9,553 792,995
AZZ, Inc. 3,394 138,543
Bloom Energy Corp., Class
A*(a) 9,081 149,836
Encore Wire Corp.(a) 14,663 1,523,779
FuelCell Energy, Inc.*(a) 23,141 86,779
GrafTech International Ltd. 12,479 88,226
Powell Industries, Inc. 8,654 202,244
Shoals Technologies Group,
Inc., Class A* 25,323 417,323
Stem, Inc.*(a) 8,970 64,225
Thermon Group Holdings, Inc.* 19,553 274,720
3,738,670
Electronic Equipment, Instruments & Components 2.9%
Badger Meter, Inc. 1,149 92,943
Belden, Inc. 10,183 542,449
CTS Corp. 41,485 1,412,564
ePlus , Inc.* 18,860 1,001,843
Fabrinet * 9,605 778,966
PC Connection, Inc. 10,307 454,023
ScanSource , Inc.* 1,202 37,430
TTM Technologies, Inc.* 31,488 393,600
Vishay Intertechnology , Inc. 89,683 1,598,151
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Vishay Precision Group, Inc.* 15,279 445,077
6,757,046
Energy Equipment & Services 0.7%
Helix Energy Solutions Group,
Inc.* 75,577 234,289
Liberty Energy, Inc., Class A* 23,923 305,258
Noble Corp.* 5,546 140,591
Oceaneering International,
Inc.*(a) 5,807 62,019
Oil States International,
Inc.*(a) 57,944 314,056
RPC, Inc.* 61,118 422,325
TETRA Technologies, Inc.* 12,900 52,374
Weatherford International plc* 3,612 76,466
1,607,378
Entertainment 1.0%
Cinemark Holdings, Inc.*(a) 78,947 1,185,784
IMAX Corp.* 53,804 908,749
Marcus Corp. (The)*(a) 14,093 208,154
2,302,687
Equity Real Estate Investment Trusts (REITs) 6.4%
Alexander & Baldwin, Inc. 45,620 818,879
Apple Hospitality REIT, Inc. 36,624 537,274
Armada Hoffler Properties, Inc.
(a) 43,051 552,775
Chatham Lodging Trust* 68,214 712,836
City Office REIT, Inc. 58,242 754,234
Community Healthcare Trust,
Inc. 2,052 74,303
DiamondRock Hospitality Co.* 46,552 382,192
Empire State Realty Trust,
Inc., Class A(a) 29,149 204,917
Essential Properties Realty
Trust, Inc.(a) 30,338 651,964
Franklin Street Properties
Corp. 63,471 264,674
Global Medical REIT, Inc. 70,636 793,242
Healthcare Realty Trust, Inc.
(a) 6,664 181,261
Independence Realty Trust,
Inc.(a) 29,503 611,597
Macerich Co. (The) 29,687 258,574
NexPoint Residential Trust,
Inc. 21,405 1,338,027
Outfront Media, Inc. 78,062 1,323,151
Pebblebrook Hotel Trust 8,052 133,422
RLJ Lodging Trust 95,411 1,052,383
Saul Centers, Inc.(a) 2,278 107,317
SITE Centers Corp. 49,267 663,627
STAG Industrial, Inc. 39,656 1,224,577
Tanger Factory Outlet Centers,
Inc.(a) 17,695 251,623
Terreno Realty Corp. 25,029 1,394,866
UMH Properties, Inc. 1,470 25,960
Universal Health Realty
Income Trust 10,778 573,497
14,887,172

NVIT GS Small Cap Equity Insights Fund - June 30, 2022 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Food & Staples Retailing 0.8%
Chefs' Warehouse, Inc. (The)* 13,268 515,992
Ingles Markets, Inc., Class A 13,253 1,149,698
SpartanNash Co. 1,230 37,109
Weis Markets, Inc. 1,600 119,264
1,822,063
Food Products 1.4%
B&G Foods, Inc.(a) 1,367 32,507
Beyond Meat, Inc.*(a) 1,769 42,350
BRC, Inc., Class A*(a) 7,232 59,013
Cal-Maine Foods, Inc. 27,733 1,370,288
Sanderson Farms, Inc. 7,917 1,706,351
Utz Brands, Inc. 6,337 87,577
3,298,086
Gas Utilities 0.3%
ONE Gas, Inc. 7,997 649,276
Health Care Equipment & Supplies 2.7%
AngioDynamics , Inc.* 12,001 232,219
Artivion , Inc.*(a) 10,587 199,883
AtriCure , Inc.* 1,830 74,774
Avanos Medical, Inc.* 51,474 1,407,299
Axonics , Inc.* 5,501 311,742
Cardiovascular Systems, Inc.* 9,320 133,835
Cerus Corp.* 4,840 25,604
Glaukos Corp.* 2,456 111,551
Inari Medical, Inc.*(a) 1,241 84,376
iRadimed Corp.(a) 841 28,544
Lantheus Holdings, Inc.* 3,613 238,566
LeMaitre Vascular, Inc. 13,668 622,577
LivaNova plc* 7,868 491,514
Merit Medical Systems, Inc.* 2,058 111,688
Neogen Corp.* 24,090 580,328
Pulmonx Corp.*(a) 9,797 144,212
Shockwave Medical, Inc.* 3,653 698,344
STAAR Surgical Co.*(a) 200 14,186
Surmodics , Inc.* 13,880 516,752
Utah Medical Products, Inc. 3,281 281,838
6,309,832
Health Care Providers & Services 3.2%
Addus HomeCare Corp.* 2,613 217,611
AMN Healthcare Services,
Inc.* 10,573 1,159,964
Apollo Medical Holdings,
Inc.*(a) 544 20,993
Aveanna Healthcare Holdings,
Inc.*(a) 7,912 17,881
Brookdale Senior Living, Inc.* 201,287 913,843
Cano Health, Inc.* 159,600 699,048
Castle Biosciences, Inc.* 2,172 47,675
Community Health Systems,
Inc.*(a) 39,606 148,522
CorVel Corp.* 1,018 149,921
Cross Country Healthcare,
Inc.* 20,454 426,057
Hanger, Inc.* 44,550 637,956
Joint Corp. (The)* 3,308 50,645
National HealthCare Corp.(a) 5,789 404,651
OPKO Health, Inc.*(a) 9,700 24,541
Option Care Health, Inc.* 1,878 52,190
Common Stocks
Shares Value ($)
Health Care Providers & Services
Owens & Minor, Inc. 3,622 113,912
Patterson Cos., Inc.(a) 39,771 1,205,061
Select Medical Holdings Corp. 42,248 997,898
Surgery Partners, Inc.*(a) 1,616 46,735
7,335,104
Health Care Technology 1.3%
Evolent Health, Inc., Class A* 14,499 445,264
Inspire Medical Systems, Inc.* 7,224 1,319,608
NextGen Healthcare, Inc.* 11,888 207,327
Nutex Health, Inc.*(a) 19,758 63,720
OptimizeRx Corp.* 713 19,529
Phreesia , Inc.* 3,310 82,783
Schrodinger, Inc.* 24,367 643,533
Simulations Plus, Inc. 4,725 233,084
3,014,848
Hotels, Restaurants & Leisure 1.9%
Biglari Holdings, Inc., Class B* 610 74,847
Chuy's Holdings, Inc.* 19,540 389,237
Dave & Buster's
Entertainment, Inc.* 27,409 898,467
Everi Holdings, Inc.* 1,661 27,091
Hilton Grand Vacations, Inc.* 20,682 738,968
International Game
Technology plc(a) 43,269 803,073
Papa John's International, Inc. 1,055 88,113
Red Rock Resorts, Inc., Class
A(a) 38,775 1,293,534
Shake Shack, Inc., Class A*(a) 1,074 42,401
4,355,731
Household Durables 0.9%
Cavco Industries, Inc.* 462 90,547
Dream Finders Homes, Inc.,
Class A*(a) 9,373 99,729
Green Brick Partners, Inc.* 16,066 314,412
Installed Building Products,
Inc. 3,878 322,494
LGI Homes, Inc.* 2,308 200,565
M/I Homes, Inc.* 18,735 743,030
Meritage Homes Corp.* 2,207 160,008
Skyline Champion Corp.* 3,233 153,309
Tri Pointe Homes, Inc.* 3,269 55,148
2,139,242
Household Products 1.0%
Energizer Holdings, Inc. 27,436 777,810
WD-40 Co.(a) 7,374 1,484,829
2,262,639
Independent Power and Renewable Electricity Producers
0.0%
†
Montauk Renewables, Inc.* 6,784 68,179
Insurance 4.4%
American Equity Investment
Life Holding Co. 35,015 1,280,499
AMERISAFE, Inc. 25,581 1,330,468
Argo Group International
Holdings Ltd. 34,522 1,272,481
BRP Group, Inc., Class A* 26,130 631,039
Crawford & Co., Class A 21,504 167,731

34 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Insurance
Employers Holdings, Inc. 30,729 1,287,238
Genworth Financial, Inc.,
Class A* 194,587 686,892
Goosehead Insurance, Inc.,
Class A 15,541 709,757
Investors Title Co. 530 83,152
Kinsale Capital Group, Inc. 1,026 235,611
National Western Life Group,
Inc., Class A 395 80,066
Palomar Holdings, Inc.* 13,449 866,116
ProAssurance Corp. 9,874 233,323
RLI Corp. 211 24,600
Stewart Information Services
Corp. 26,421 1,314,445
10,203,418
Interactive Media & Services 1.0%
Bumble, Inc., Class A*(a) 23,046 648,745
Cargurus , Inc.* 31,617 679,449
DHI Group, Inc.* 18,289 90,896
Eventbrite, Inc., Class A* 37,235 382,404
QuinStreet , Inc.* 5,723 57,574
Vimeo, Inc.* 32,042 192,893
ZipRecruiter, Inc., Class A* 24,148 357,873
2,409,834
Internet & Direct Marketing Retail 0.6%
aka Brands Holding Corp.*(a) 48,535 133,957
CarParts.com, Inc.* 35,061 243,323
Liquidity Services, Inc.*(a) 16,092 216,276
Lulu's Fashion Lounge
Holdings, Inc.*(a) 1,905 20,669
Overstock.com, Inc.*(a) 677 16,932
PetMed Express, Inc.(a) 7,132 141,927
Poshmark , Inc., Class A*(a) 8,626 87,209
Revolve Group, Inc.* 16,064 416,218
1,276,511
IT Services 3.2%
BigCommerce Holdings, Inc.,
Series 1* 29,331 475,162
Brightcove , Inc.* 18,448 116,591
Cass Information Systems,
Inc. 7,883 266,445
Conduent , Inc.* 25,761 111,288
EVERTEC, Inc. 21,417 789,859
Evo Payments, Inc., Class
A*(a) 25,358 596,420
ExlService Holdings, Inc.* 10,162 1,497,168
Hackett Group, Inc. (The) 8,399 159,329
I3 Verticals, Inc., Class A* 15,054 376,651
Marqeta , Inc., Class A* 11,729 95,122
Maximus, Inc. 7,014 438,445
Perficient , Inc.* 16,176 1,483,178
Rackspace Technology,
Inc.*(a) 60,284 432,236
Tucows , Inc., Class A*(a) 1,633 72,685
Unisys Corp.* 35,422 426,127
7,336,706
Leisure Products 0.2%
Latham Group, Inc.*(a) 19,867 137,678
Common Stocks
Shares Value ($)
Leisure Products
Malibu Boats, Inc., Class A* 871 45,910
Smith & Wesson Brands, Inc. 20,559 269,940
Solo Brands, Inc., Class A*(a) 2,729 11,080
464,608
Life Sciences Tools & Services 1.2%
Adaptive Biotechnologies
Corp.* 7,044 56,986
Codexis , Inc.*(a) 70,734 739,878
Inotiv , Inc.*(a) 10,008 96,077
MaxCyte , Inc.*(a) 7,009 33,153
Medpace Holdings, Inc.* 12,456 1,864,289
Pacific Biosciences of
California, Inc.*(a) 5,710 25,238
2,815,621
Machinery 2.6%
CIRCOR International, Inc.* 2,269 37,189
Columbus McKinnon Corp. 8,482 240,635
Douglas Dynamics, Inc. 7,554 217,102
Energy Recovery, Inc.* 2,491 48,375
John Bean Technologies Corp. 1,738 191,910
Kennametal, Inc. 59,382 1,379,444
Microvast Holdings, Inc.*(a) 43,019 95,502
Miller Industries, Inc. 6,176 140,010
Mueller Industries, Inc. 31,633 1,685,723
Nikola Corp.*(a) 5,007 23,833
Shyft Group, Inc. (The) 1,370 25,468
Terex Corp. 46,860 1,282,558
Titan International, Inc.* 13,221 199,637
Wabash National Corp. 26,885 365,098
5,932,484
Marine 1.7%
Costamare , Inc. 83,944 1,015,722
Eagle Bulk Shipping, Inc.(a) 10,952 568,190
Genco Shipping & Trading Ltd. 39,171 756,784
Matson, Inc. 12,186 888,116
Safe Bulkers, Inc. 203,752 778,332
4,007,144
Media 1.1%
Audacy , Inc.* 14,889 14,029
Clear Channel Outdoor
Holdings, Inc.*(a) 65,717 70,317
Daily Journal Corp.* 793 205,229
EW Scripps Co. (The), Class
A*(a) 58,471 729,133
PubMatic, Inc., Class A*(a) 17,663 280,665
Scholastic Corp. 11,289 406,065
TechTarget , Inc.*(a) 10,067 661,603
WideOpenWest , Inc.* 12,076 219,904
2,586,945
Metals & Mining 2.0%
5E Advanced Materials,
Inc.*(a) 14,403 175,428
Alpha Metallurgical Resources,
Inc. 8,673 1,119,944
Century Aluminum Co.*(a) 42,807 315,488
Constellium SE*(a) 1,555 20,542
Novagold Resources, Inc.* 12,270 59,019
Piedmont Lithium, Inc.*(a) 8,000 291,280

NVIT GS Small Cap Equity Insights Fund - June 30, 2022 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Metals & Mining
Ramaco Resources, Inc.(a) 31,411 413,055
Ryerson Holding Corp. 15,973 340,065
SunCoke Energy, Inc. 92,700 631,287
TimkenSteel Corp.* 644 12,049
Warrior Met Coal, Inc. 41,681 1,275,855
4,654,012
Mortgage Real Estate Investment Trusts (REITs) 1.4%
Arbor Realty Trust, Inc. 1,493 19,573
BrightSpire Capital, Inc.(a) 8,315 62,778
Chimera Investment Corp.(a) 136,413 1,203,163
Dynex Capital, Inc. 26,724 425,446
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc.(a) 8,470 320,674
Invesco Mortgage Capital, Inc.
(a) 10,626 155,990
Nexpoint Real Estate Finance,
Inc. 4,630 93,850
PennyMac Mortgage
Investment Trust(a) 6,590 91,140
TPG RE Finance Trust, Inc. 67,198 605,454
Two Harbors Investment Corp. 45,888 228,522
3,206,590
Multi-Utilities 0.1%
Avista Corp.(a) 6,599 287,123
Oil, Gas & Consumable Fuels 4.1%
Callon Petroleum Co.*(a) 4,773 187,102
Centennial Resource
Development, Inc., Class A* 54,692 327,058
Civitas Resources, Inc. 3,394 177,472
CNX Resources Corp.* 29,140 479,644
Comstock Resources, Inc.* 2,419 29,221
CONSOL Energy, Inc.* 735 36,294
Delek US Holdings, Inc.* 17,440 450,650
Dorian LPG Ltd. 16,313 247,958
Equitrans Midstream Corp.(a) 82,508 524,751
Frontline Ltd.*(a) 10,418 92,303
Golar LNG Ltd.* 41,208 937,482
Kosmos Energy Ltd.* 72,930 451,437
Magnolia Oil & Gas Corp.,
Class A(a) 47,765 1,002,587
Matador Resources Co.(a) 4,963 231,226
Murphy Oil Corp. 31,425 948,721
PBF Energy, Inc., Class A* 13,461 390,638
Ranger Oil Corp.* 3,372 110,838
REX American Resources
Corp.* 2,491 211,237
SandRidge Energy, Inc.*(a) 16,898 264,792
Scorpio Tankers, Inc. 20,095 693,478
SM Energy Co. 39,585 1,353,411
Teekay Corp.* 39,553 113,913
Teekay Tankers Ltd., Class A* 2,062 36,353
Tellurian, Inc.*(a) 63,495 189,215
World Fuel Services Corp. 1,249 25,555
9,513,336
Pharmaceuticals 2.3%
Amneal Pharmaceuticals, Inc.* 75,703 240,735
Common Stocks
Shares Value ($)
Pharmaceuticals
Amphastar Pharmaceuticals,
Inc.* 31,403 1,092,510
Arvinas , Inc.*(a) 18,510 779,086
Axsome Therapeutics, Inc.*(a) 1,773 67,906
Endo International plc*(a) 47,941 22,326
Innoviva , Inc.*(a) 27,489 405,738
Intra-Cellular Therapies, Inc.* 4,872 278,094
NGM Biopharmaceuticals,
Inc.* 14,144 181,326
Phathom Pharmaceuticals,
Inc.*(a) 3,051 25,750
Phibro Animal Health Corp.,
Class A 60,107 1,149,847
Prestige Consumer
Healthcare, Inc.* 15,797 928,864
Supernus Pharmaceuticals,
Inc.* 2,044 59,112
Tricida , Inc.*(a) 2,179 21,093
5,252,387
Professional Services 0.3%
Forrester Research, Inc.* 5,341 255,513
Franklin Covey Co.* 2,442 112,772
Insperity , Inc. 2,064 206,049
TriNet Group, Inc.* 1,528 118,603
692,937
Real Estate Management & Development 0.5%
Newmark Group, Inc., Class
A(a) 13,885 134,268
St Joe Co. (The) 25,601 1,012,776
1,147,044
Road & Rail 0.4%
ArcBest Corp.(a) 1,114 78,392
Heartland Express, Inc. 19,563 272,121
Marten Transport Ltd. 16,913 284,477
Saia, Inc.* 1,235 232,180
867,170
Semiconductors & Semiconductor Equipment 3.4%
Ambarella , Inc.* 1,685 110,300
Amkor Technology, Inc.(a) 4,975 84,326
Axcelis Technologies, Inc.* 19,893 1,090,932
Cohu , Inc.*(a) 22,209 616,300
CyberOptics Corp.* 895 31,271
Diodes, Inc.* 19,751 1,275,322
FormFactor , Inc.* 13,260 513,560
Kulicke & Soffa Industries, Inc.
(a) 8,409 359,989
MaxLinear , Inc.* 29,410 999,352
NeoPhotonics Corp.* 2,501 39,341
PDF Solutions, Inc.* 1,082 23,274
Power Integrations, Inc. 21,393 1,604,689
Semtech Corp.* 11,665 641,225
SiTime Corp.*(a) 307 50,050
Ultra Clean Holdings, Inc.* 4,814 143,313
Veeco Instruments, Inc.* 12,248 237,611
7,820,855
Software 5.7%
A10 Networks, Inc. 28,872 415,179
ACI Worldwide, Inc.* 28,633 741,308

36 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Software
Alarm.com Holdings, Inc.* 5,414 334,910
Altair Engineering, Inc., Class
A*(a) 11,812 620,130
American Software, Inc., Class
A 18,842 304,487
Amplitude, Inc., Class A*(a) 14,694 209,977
Asana, Inc., Class A* 20,673 363,431
Clear Secure, Inc., Class A*(a) 44,682 893,640
CommVault Systems, Inc.* 25,987 1,634,582
Domo, Inc., Class B* 1,238 34,416
E2open Parent Holdings,
Inc.*(a) 125,413 975,713
Ebix , Inc.(a) 5,453 92,156
Envestnet , Inc.*(a) 10,272 542,054
Instructure Holdings, Inc.*(a) 5,207 118,199
LiveRamp Holdings, Inc.* 19,939 514,626
MicroStrategy , Inc., Class
A*(a) 365 59,970
PagerDuty , Inc.*(a) 2,018 50,006
Q2 Holdings, Inc.* 16,272 627,611
Rapid7, Inc.* 22,043 1,472,472
Rimini Street, Inc.*(a) 35,489 213,289
Sapiens International Corp.
NV 4,272 103,340
SecureWorks Corp., Class A* 5,206 56,537
Sprout Social, Inc., Class A* 1,295 75,201
SPS Commerce, Inc.*(a) 10,118 1,143,840
Telos Corp.*(a) 24,635 199,051
Tenable Holdings, Inc.* 8,256 374,905
Varonis Systems, Inc.*(a) 10,568 309,854
Yext , Inc.* 62,480 298,654
Zeta Global Holdings Corp.,
Class A*(a) 11,422 51,627
Zuora , Inc., Class A* 44,303 396,512
13,227,677
Specialty Retail 3.6%
Arko Corp. 15,074 123,004
Asbury Automotive Group,
Inc.* 4,745 803,518
Boot Barn Holdings, Inc.* 11,496 792,189
Buckle, Inc. (The) 29,354 812,812
Build-A-Bear Workshop, Inc. 6,802 111,689
EVgo , Inc.*(a) 25,707 154,499
Group 1 Automotive, Inc.(a) 10,151 1,723,640
Murphy USA, Inc.(a) 8,530 1,986,381
Rent-A-Center, Inc. 20,720 403,004
Sally Beauty Holdings, Inc.* 7,942 94,669
Shoe Carnival, Inc. 6,773 146,365
Sonic Automotive, Inc., Class
A 19,655 719,963
TravelCenters of America,
Inc.* 8,306 286,308
Volta, Inc.*(a) 20,985 27,280
Warby Parker, Inc., Class A*(a) 5,269 59,329
8,244,650
Technology Hardware, Storage & Peripherals 0.1%
Super Micro Computer, Inc.* 4,335 174,917
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods 0.4%
Allbirds , Inc., Class A* 17,325 68,087
Crocs, Inc.* 5,737 279,220
Fossil Group, Inc.* 14,600 75,482
G-III Apparel Group Ltd.* 4,585 92,754
Movado Group, Inc. 8,529 263,802
Steven Madden Ltd. 6,527 210,235
989,580
Thrifts & Mortgage Finance 1.3%
Bridgewater Bancshares, Inc.* 1,454 23,468
Capitol Federal Financial, Inc. 111,914 1,027,370
Essent Group Ltd. 3,691 143,580
Home Bancorp, Inc. 11,225 383,109
Merchants Bancorp 29,682 672,891
TrustCo Bank Corp. 20,777 640,763
2,891,181
Trading Companies & Distributors 1.9%
Applied Industrial
Technologies, Inc. 10,592 1,018,633
GMS, Inc.* 4,019 178,845
H&E Equipment Services, Inc. 25,616 742,096
Herc Holdings, Inc. 7,615 686,492
Hudson Technologies, Inc.*(a) 9,523 71,518
McGrath RentCorp 3,927 298,452
MRC Global, Inc.* 65,141 648,804
NOW, Inc.* 22,553 220,568
Rush Enterprises, Inc., Class A 3,334 160,699
Titan Machinery, Inc.* 20,029 448,850
4,474,957
Water Utilities 0.1%
American States Water Co.(a) 2,682 218,610
Total Common Stocks
(cost $251,868,080) 228,635,772
Repurchase Agreements 6.5%
Principal
Amount ($)
Bank of America NA,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $2,000,087,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
2/1/2043 - 6/1/2045; total
market value $2,040,000.
(b)(c) 2,000,000 2,000,000
BofA Securities, Inc.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $1,000,044,
collateralized by U.S.
Government Agency
Security, 3.30%, maturing
11/25/2027; total market
value $1,020,000.(b)(c) 1,000,000 1,000,000

NVIT GS Small Cap Equity Insights Fund - June 30, 2022 (Unaudited) - Statement of Investments - 37
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $6,126,976,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072;
total market value
$6,249,246.(b)(c) 6,126,711 6,126,711
MetLife, Inc.,
1.50%, dated 6/30/2022,
due 7/1/2022, repurchase
price $1,000,042,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 1.50%, maturing
2/29/2024 - 11/15/2047;
total market value
$1,020,451.(b)(c) 1,000,000 1,000,000
Pershing LLC,
1.58%, dated 6/30/2022,
due 7/1/2022, repurchase
price $5,000,220,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.50%, maturing
10/25/2022 - 5/20/2072;
total market value
$5,100,000.(b)(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $15,126,711) 15,126,711
Total Investments
(cost $266,994,791) — 105.4% 243,762,483
Liabilities in excess of other assets — (5.4)% (12,593,395)
NET ASSETS — 100.0%
$ 231,169,088
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2022. The total value of securities on loan as of
June 30, 2022 was $32,100,981, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $15,126,711 and by $18,248,761 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from 7/14/2022 – 5/15/2052, a total value of $33,375,472.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $15,126,711.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

38 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Common Stocks 99.1%
Shares Value ($)
Aerospace & Defense 2.4%
Lockheed Martin Corp. 46,115 19,827,605
Textron, Inc. 84,930 5,186,675
25,014,280
Air Freight & Logistics 2.4%
Expeditors International of
Washington, Inc. 74,971 7,306,673
FedEx Corp. 81,404 18,455,101
25,761,774
Auto Components 0.5%
Lear Corp. 39,017 4,911,850
Automobiles 2.6%
Ford Motor Co. 1,319,101 14,681,594
General Motors Co.* 385,083 12,230,236
26,911,830
Banks 2.5%
Comerica, Inc. 97,318 7,141,195
Regions Financial Corp. 497,414 9,326,513
Umpqua Holdings Corp. 132,227 2,217,447
Western Alliance Bancorp 19,907 1,405,434
Zions Bancorp NA 114,378 5,821,840
25,912,429
Beverages 0.5%
Boston Beer Co., Inc. (The),
Class A* 11,644 3,527,783
Molson Coors Beverage Co.,
Class B 26,914 1,467,082
4,994,865
Biotechnology 4.3%
Exelixis, Inc.* 139,688 2,908,304
Gilead Sciences, Inc. 327,132 20,220,029
Incyte Corp.* 112,950 8,580,812
Ionis Pharmaceuticals, Inc.* 33,722 1,248,388
United Therapeutics Corp.* 36,711 8,650,580
Vertex Pharmaceuticals, Inc.* 13,805 3,890,111
45,498,224
Capital Markets 0.7%
Raymond James Financial,
Inc. 80,195 7,170,235
Chemicals 1.4%
Dow, Inc. 25,586 1,320,493
DuPont de Nemours, Inc. 142,358 7,912,258
Huntsman Corp. 198,760 5,634,846
14,867,597
Communications Equipment 1.3%
Juniper Networks, Inc. 469,778 13,388,673
Construction & Engineering 0.1%
EMCOR Group, Inc. 7,975 821,106
Consumer Finance 1.0%
SLM Corp. 154,620 2,464,643
Synchrony Financial 309,628 8,551,925
11,016,568
Containers & Packaging 0.2%
Silgan Holdings, Inc. 3,501 144,766
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 48,144 1,918,057
2,062,823
Diversified Consumer Services 0.3%
Grand Canyon Education,
Inc.* 30,804 2,901,429
Diversified Financial Services 0.3%
Equitable Holdings, Inc. 118,331 3,084,889
Diversified Telecommunication Services 1.8%
AT&T, Inc. 493,037 10,334,056
Frontier Communications
Parent, Inc.* 77,213 1,817,594
Lumen Technologies, Inc. 630,743 6,881,406
19,033,056
Electric Utilities 1.1%
Hawaiian Electric Industries,
Inc. 23,571 964,054
OGE Energy Corp. 66,804 2,575,962
Pinnacle West Capital Corp. 103,785 7,588,759
11,128,775
Electrical Equipment 0.2%
Vertiv Holdings Co. 291,757 2,398,243
Electronic Equipment, Instruments & Components 1.1%
Arrow Electronics, Inc.* 44,868 5,029,254
Avnet, Inc. 140,631 6,030,258
National Instruments Corp. 31,153 972,908
12,032,420
Entertainment 0.4%
Madison Square Garden
Sports Corp., Class A* 13,600 2,053,600
Netflix, Inc.* 4,673 817,168
Warner Bros Discovery, Inc.* 108,101 1,450,715
4,321,483
Equity Real Estate Investment Trusts (REITs) 5.0%
Camden Property Trust 73,768 9,920,321
Essex Property Trust, Inc. 38,500 10,068,135
Highwoods Properties, Inc. 157,884 5,398,054
Hudson Pacific Properties, Inc. 153,438 2,277,020
Invitation Homes, Inc. 13,480 479,618
JBG SMITH Properties 15,665 370,321
Park Hotels & Resorts, Inc. 96,757 1,312,992
Ryman Hospitality Properties,
Inc.* 30,873 2,347,274
SBA Communications Corp. 49,946 15,985,217
SL Green Realty Corp. 95,860 4,423,939
52,582,891
Food Products 5.2%
Archer-Daniels-Midland Co. 243,216 18,873,562
Hershey Co. (The) 66,640 14,338,262
Ingredion, Inc. 75,219 6,631,307
Lamb Weston Holdings, Inc. 106,346 7,599,485
Post Holdings, Inc.* 93,637 7,711,007
55,153,623
Health Care Equipment & Supplies 1.1%
Dexcom, Inc.* 92,728 6,911,018
Hologic, Inc.* 26,485 1,835,410

NVIT U.S. 130/30 Equity Fund - June 30, 2022 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Masimo Corp.* 22,870 2,988,423
11,734,851
Health Care Providers & Services 8.1%
Cardinal Health, Inc. 203,842 10,654,821
Centene Corp.* 118,388 10,016,809
Cigna Corp. 77,718 20,480,247
Humana, Inc. 43,693 20,451,383
McKesson Corp. 59,596 19,440,811
Molina Healthcare, Inc.* 16,313 4,561,278
85,605,349
Hotels, Restaurants & Leisure 1.5%
Expedia Group, Inc.* 110,563 10,484,689
MGM Resorts International 85,329 2,470,275
Travel + Leisure Co. 74,823 2,904,629
15,859,593
Household Durables 0.8%
NVR, Inc.* 171 684,708
PulteGroup, Inc. 123,628 4,899,378
Toll Brothers, Inc. 55,355 2,468,833
8,052,919
Insurance 8.2%
Allstate Corp. (The) 157,286 19,932,855
Brighthouse Financial, Inc.* 114,986 4,716,726
Everest Re Group Ltd. 20,088 5,630,265
First American Financial Corp. 61,651 3,262,571
Hanover Insurance Group, Inc.
(The) 20,221 2,957,321
Lincoln National Corp. 113,017 5,285,805
MetLife, Inc. 200,593 12,595,234
Prudential Financial, Inc. 162,497 15,547,713
Reinsurance Group of
America, Inc. 70,322 8,248,067
W R Berkley Corp. 111,107 7,584,164
85,760,721
Interactive Media & Services 5.6%
Alphabet, Inc., Class C* 27,057 59,185,835
Internet & Direct Marketing Retail 1.0%
Amazon.com, Inc.* 99,971 10,617,920
IT Services 4.3%
EPAM Systems, Inc.* 29,946 8,827,482
GoDaddy, Inc., Class A* 108,478 7,545,730
PayPal Holdings, Inc.* 250,251 17,477,530
VeriSign, Inc.* 64,711 10,828,091
44,678,833
Machinery 1.6%
AGCO Corp. 45,288 4,469,925
Allison Transmission Holdings,
Inc. 76,046 2,923,969
Cummins, Inc. 23,257 4,500,927
Flowserve Corp. 65,455 1,873,977
Fortive Corp. 22,002 1,196,469
Oshkosh Corp. 25,178 2,068,121
17,033,388
Multiline Retail 1.9%
Macy's, Inc. 57,565 1,054,591
Common Stocks
Shares Value ($)
Multiline Retail
Target Corp. 130,478 18,427,408
19,481,999
Multi-Utilities 1.8%
Ameren Corp. 141,341 12,771,573
DTE Energy Co. 45,327 5,745,197
18,516,770
Oil, Gas & Consumable Fuels 2.3%
Cheniere Energy, Inc. 20,846 2,773,143
Phillips 66 68,044 5,578,928
Valero Energy Corp. 151,219 16,071,555
24,423,626
Paper & Forest Products 0.4%
Louisiana-Pacific Corp. 90,409 4,738,336
Pharmaceuticals 0.4%
Organon & Co. 54,311 1,832,996
Viatris, Inc. 201,726 2,112,071
3,945,067
Professional Services 0.6%
CACI International, Inc., Class
A* 13,935 3,926,604
Jacobs Engineering Group,
Inc. 21,742 2,764,061
6,690,665
Real Estate Management & Development 0.3%
Zillow Group, Inc., Class A* 105,767 3,364,448
Road & Rail 1.8%
Landstar System, Inc. 38,468 5,594,017
Lyft, Inc., Class A* 224,567 2,982,250
Old Dominion Freight Line, Inc. 16,528 4,235,796
Ryder System, Inc. 66,776 4,745,102
Schneider National, Inc., Class
B 79,167 1,771,757
19,328,922
Semiconductors & Semiconductor Equipment 3.1%
Cirrus Logic, Inc.* 12,501 906,823
Intel Corp. 362,072 13,545,114
Micron Technology, Inc. 299,711 16,568,024
Teradyne, Inc. 15,948 1,428,143
32,448,104
Software 6.5%
Autodesk, Inc.* 18,106 3,113,508
DocuSign, Inc.* 29,611 1,699,079
Dropbox, Inc., Class A* 126,776 2,661,028
Fortinet, Inc.* 244,900 13,856,442
Microsoft Corp. 159,232 40,895,555
New Relic, Inc.* 26,529 1,327,777
Nutanix, Inc., Class A* 267,610 3,915,134
Zscaler, Inc.* 4,279 639,753
68,108,276
Specialty Retail 3.8%
AutoNation, Inc.* 24,235 2,708,504
AutoZone, Inc.* 8,772 18,852,081
Best Buy Co., Inc. 138,076 9,001,174
O'Reilly Automotive, Inc.* 1,967 1,242,672

40 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Common Stocks
Shares Value ($)
Specialty Retail
Ulta Beauty, Inc.* 20,151 7,767,807
39,572,238
Technology Hardware, Storage & Peripherals 7.8%
Apple, Inc. 356,603 48,754,762
Dell Technologies, Inc., Class
C 94,993 4,389,626
Hewlett Packard Enterprise
Co. 993,939 13,179,631
NetApp, Inc. 81,249 5,300,685
Western Digital Corp.* 225,202 10,095,806
81,720,510
Textiles, Apparel & Luxury Goods 0.6%
Columbia Sportswear Co. 73,274 5,244,953
PVH Corp. 13,708 779,985
6,024,938
Trading Companies & Distributors 0.3%
Air Lease Corp. 91,188 3,048,415
Total Investments
(cost $986,266,893) — 99.1% 1,040,910,786
Other assets in excess of liabilities — 0.9% 9,648,518
NET ASSETS — 100.0%
$ 1,050,559,304
* Denotes a non-income producing security.
REIT Real Estate Investment Trust
OTC Total return swap contracts outstanding as of June 30, 2022 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Affirm Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 25,997 64,473 64,473
AGCO Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 34,626 35,665 35,665
Air Lease Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 27,861 22,706 22,706
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 133,891 320,000 320,000
AppLovin Corp. Increases in total
return of reference
entity
OBFR - 1.20% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 162,375 293,899 293,899
Ares Management
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 84,359 120,633 120,633
Arrow Electronics,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 73,361 54,287 54,287
AT&T, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 612,594 214,408 214,408
Avantor, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 192,721 100,215 100,215

NVIT U.S. 130/30 Equity Fund - June 30, 2022 (Unaudited) - Statement of Investments - 41
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Avnet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 49,476 13,359 13,359
Azenta, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 56,708 7,939 7,939
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 212,372 180,516 180,516
Bill.com Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 36,141 202,390 202,390
Bio-Rad
Laboratories, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 12,170 1,947 1,947
BJ's Wholesale Club
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 75,258 97,835 97,835
Blackstone, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 60,015 216,654 216,654
Block, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 24,875 30,683 30,683
CACI International,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 5,378 38,775 38,775
Caesars
Entertainment, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 91,870 429,033 429,033
Camden Property
Trust
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 1,989 1,273 1,273
Carnival Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 378,886 636,528 636,528
Carvana Co. Increases in total
return of reference
entity
OBFR - 0.70% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 56,125 121,230 121,230
Civitas Resources,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 23,591 135,100 135,100
Cleveland-Cliffs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 243,949 129,293 129,293
Coterra Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 246,539 468,424 468,424
DTE Energy Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 55,191 132,734 132,734
Entegris, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 57,993 656,481 656,481
Everest Re Group
Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 16,557 24,835 24,835

42 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Expeditors
International of
Washington, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 37,586 11,276 11,276
First American
Financial Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 122,271 157,729 157,729
Freshpet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 98,025 234,869 234,869
GameStop Corp. Increases in total
return of reference
entity
OBFR - 34.07% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 15,415 32,063 32,063
Ginkgo Bioworks
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 1.32% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 822,027 179,335 179,335
GoDaddy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 54,915 24,712 24,712
Hanover Insurance
Group, Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 21,777 50,741 50,741
Hawaiian Electric
Industries, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 2,231 759 759
Hayward Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 185,674 155,966 155,966
Healthpeak
Properties, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 127,937 56,292 56,292
Hilton Grand
Vacations, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 51,377 84,258 84,258
Howard Hughes
Corp. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 3,711 1,076 1,076
ICU Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 31,232 76,206 76,206
II-VI, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 91,175 213,350 213,350
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 60,576 20,596 20,596
Insulet Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 9,666 79,938 79,938
Jacobs Engineering
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 57,911 159,256 159,256
Kite Realty Group
Trust
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 285,520 274,099 274,099
KKR & Co., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 119,625 253,007 253,007

NVIT U.S. 130/30 Equity Fund - June 30, 2022 (Unaudited) - Statement of Investments - 43
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Landstar System,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 32,811 28,217 28,217
Leslie's, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 338,231 260,438 260,438
ManpowerGroup,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 66,751 30,038 30,038
Match Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 84,920 180,030 180,030
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 109,905 106,608 106,608
Mister Car Wash,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 132,828 27,599 27,599
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 23,112 170,567 170,567
nCino, Inc. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 212,754 353,172 353,172
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 66,377 47,903 47,903
NextEra Energy
Partners LP
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 67,154 60,439 60,439
Norwegian Cruise
Line Holdings Ltd.
Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 337,731 553,879 553,879
NRG Energy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 169,672 59,385 59,385
Nutanix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 117,214 1,172 1,172
NVR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 2,018 106,591 106,591
Oak Street Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 72,462 118,838 118,838
Ollie's Bargain
Outlet Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 127,208 11,449 11,449
Option Care Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 130,110 83,270 83,270
Paycor HCM, Inc. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 67,516 6,752 6,752
Pinnacle West
Capital Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 3,032 2,456 2,456

44 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Pioneer Natural
Resources Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 25,393 123,664 123,664
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 44,336 24,828 24,828
Pool Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 15,569 28,803 28,803
Post Holdings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 16,275 13,183 13,183
PTC, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 55,489 2,774 2,774
QuantumScape
Corp.
Increases in total
return of reference
entity
OBFR - 4.32% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 46,407 20,883 20,883
R1 RCM, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 273,099 71,006 71,006
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 27,845 29,516 29,516
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 41,477 125,675 125,675
RH Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 13,582 428,240 428,240
Rivian Automotive,
Inc.
Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 98,887 123,609 123,609
Ryder System, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 29,432 8,830 8,830
Sarepta
Therapeutics, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 44,789 12,989 12,989
Schlumberger NV Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 69,701 84,338 84,338
Schneider National,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 234,439 4,689 4,689
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 121,215 329,705 329,705
Skillz, Inc. Increases in total
return of reference
entity
OBFR - 1.07% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 1,245,816 87,207 87,207
SoFi Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 3.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 54,133 15,699 15,699
SolarEdge
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 23,105 128,464 128,464

NVIT U.S. 130/30 Equity Fund - June 30, 2022 (Unaudited) - Statement of Investments - 45
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Southwestern
Energy Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 164,773 184,546 184,546
Sunrun, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 128,340 43,636 43,636
Take-Two Interactive
Software, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 32,232 117,647 117,647
TD SYNNEX Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 42,623 75,869 75,869
Teladoc Health, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 112,594 210,551 210,551
Textron, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 79,811 83,003 83,003
TJX Cos., Inc. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 7,188 11,716 11,716
United Therapeutics
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 17,778 28,800 28,800
VeriSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 6,184 18,985 18,985
Viasat, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 32,223 24,812 24,812
Webster Financial
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 126,420 259,161 259,161
Wolfspeed, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 68,294 213,760 213,760
YETI Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 49,515 81,940 81,940
ZoomInfo
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 164,815 278,537 278,537
– –
Total unrealized appreciation 12,322,711 12,322,711
– –
Allison Transmission
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 173,225 (38,110) (38,110)
AMC Entertainment
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 19.20% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 227,727 (38,714) (38,714)
Bath & Body Works,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 31,933 (60,034) (60,034)
Boston Beer Co.,
Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 4,108 (66,550) (66,550)

46 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Brighthouse
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 22,547 (18,489) (18,489)
Broadridge Financial
Solutions, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 26,536 (41,567) (41,567)
Cirrus Logic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 17,313 (1,208) (1,208)
Columbia
Sportswear Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 13,721 (31,147) (31,147)
Coupa Software,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 76,387 (204,717) (204,717)
Cummins, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 2,755 (2,975) (2,975)
Danaher Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 24,263 (45,857) (45,857)
Dell Technologies,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 13,754 (37,548) (37,548)
Dollar Tree, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 34,213 (78,006) (78,006)
DoubleVerify
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 156,132 (66,143) (66,143)
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 298,724 (62,732) (62,732)
DuPont de
Nemours, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 19,002 (26,983) (26,983)
EMCOR Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 36,514 (25,925) (25,925)
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 3,333 (55,761) (55,761)
Exelixis, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 38,164 (4,580) (4,580)
Flowserve Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 106,005 (28,621) (28,621)
Fluence Energy, Inc. Increases in total
return of reference
entity
OBFR - 1.20% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 287,515 (28,752) (28,752)
Fortinet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 45,370 (32,213) (32,213)
Frontier
Communications
Parent, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 119,204 (30,993) (30,993)

NVIT U.S. 130/30 Equity Fund - June 30, 2022 (Unaudited) - Statement of Investments - 47
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
FTI Consulting, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 13,905 (111,934) (111,934)
General Motors Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 113,474 (253,047) (253,047)
GoHealth, Inc. Increases in total
return of reference
entity
OBFR - 0.82% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 1,002,467 (1,303) (1,303)
Grand Canyon
Education, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 39,329 (31,463) (31,463)
Grocery Outlet
Holding Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 111,125 (14,446) (14,446)
Hewlett Packard
Enterprise Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 86,517 (32,011) (32,011)
Highwoods
Properties, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 71,886 (27,317) (27,317)
Hudson Pacific
Properties, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 88,178 (52,907) (52,907)
Huntsman Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 2,178 (343) (343)
Ingredion, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 7,367 (5,893) (5,893)
Intel Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 209,135 (1,046) (1,046)
International Flavors
& Fragrances, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 51,816 (166,848) (166,848)
Intra-Cellular
Therapies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 62,686 (115,969) (115,969)
Invitation Homes,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 113,932 (22,786) (22,786)
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 14,068 (13,365) (13,365)
Kyndryl Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 37,339 (6,721) (6,721)
Lantheus Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 65,019 (146,293) (146,293)
Lear Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 29,056 (235,063) (235,063)
Liberty Broadband
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 51,043 (114,336) (114,336)

48 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 85,640 (113,901) (113,901)
Madison Square
Garden Sports Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 16,915 (1,353) (1,353)
MetLife, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 119,392 (53,726) (53,726)
Molson Coors
Beverage Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 8,417 (7,323) (7,323)
NetApp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 25,854 (10,342) (10,342)
Netflix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 105,276 (497,955) (497,955)
OneMain Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 28,068 (36,488) (36,488)
Organon & Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 62,375 (47,405) (47,405)
Oshkosh Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 19,063 (43,273) (43,273)
Park Hotels &
Resorts, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 98,748 (47,400) (47,400)
PerkinElmer, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 41,447 (36,888) (36,888)
Phillips 66 OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 123,444 (727,085) (727,085)
Prudential Financial,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 14,046 (11,237) (11,237)
PulteGroup, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 22,482 (2,024) (2,024)
PVH Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 61,992 (240,591) (240,591)
Raymond James
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 51,552 (107,743) (107,743)
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 29,434 (30,611) (30,611)
Sherwin-Williams
Co. (The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 9,670 (11,604) (11,604)
SLM Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 77,013 (3,851) (3,851)

NVIT U.S. 130/30 Equity Fund - June 30, 2022 (Unaudited) - Statement of Investments - 49
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Snowflake, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 15,498 (72,841) (72,841)
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 42,940 (239,176) (239,176)
Toll Brothers, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 17,792 (534) (534)
Travel + Leisure Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 29,092 (56,729) (56,729)
Umpqua Holdings
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 8,011 (2,003) (2,003)
Unum Group OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 989 (415) (415)
UWM Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 18.07% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 44,214 (37,772) (37,772)
Vertiv Holdings Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 110,870 (151,892) (151,892)
Viatris, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 798,848 (247,643) (247,643)
W R Berkley Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 23,524 (5,411) (5,411)
Warner Bros
Discovery, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 167,168 (40,120) (40,120)
Western Digital
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 28,829 (55,063) (55,063)
Westrock Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 143,058 (68,668) (68,668)
Xerox Holdings
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 23,638 (17,019) (17,019)
Zillow Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 14,814 (23,258) (23,258)
– –
Total unrealized depreciation (5,430,060) (5,430,060)
– –
Net unrealized appreciation 6,892,651 6,892,651
Financing Costs of Swap Contracts (276,305) (276,305)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 6,616,346 6,616,346
OBFR Overnight Bank Funding Rate
The accompanying notes are an integral part of these financial statements.

50 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity Insights
Fund
NVIT GS International
Equity Insights Fund
Assets:
Investment securities, at value
*
$ 459,943,651 $ 789,027,246
Repurchase agreements, at value 4,893,067 23,629,919
Cash 607,544 —
Deposits with broker for futures contracts 35,379 —
Foreign currencies, at value 3,075,612 11,366,228
Interest and dividends receivable 4,047,171 1,185,200
Security lending income receivable 5,409 19,281
Receivable for investments sold 3,208,709 4,776,316
Receivable for capital shares issued — 49,852
Reclaims receivable 53,333 4,302,734
Swap contracts, at value (Note 2) — —
Due from broker — 1,668
Prepaid expenses 2,900 5,401
Total Assets 475,872,775 834,363,845
Liabilities:
Payable for investments purchased 2,839,679 277,331
Payable for capital shares redeemed 19,820 31,544
Payable for variation margin on futures contracts 2,820 —
Swap contracts, at value (Note 2) — —
Cash overdraft (Note 2) — 3,047,135
Payable upon return of securities loaned (Note 2) 4,893,067 23,629,919
Payable for capital gain country tax 4,505 —
Accrued expenses and other payables:
Investment advisory fees 370,446 508,645
Fund administration fees 80,944 79,003
Accounting and transfer agent fees 1,141 2,862
Trustee fees 4 871
Due to broker — —
Due to custodian — 1,248,856
Deferred capital gain country tax 177,356 —
Custodian fees 4,661 21,199
Compliance program costs (Note 3) 534 1,073
Professional fees 12,886 47,150
Printing fees 4,706 24,354
Other 39 20,668
Total Liabilities 8,412,608 28,940,610
Net Assets $ 467,460,167 $ 805,423,235
* Includes value of securities on loan (Note 2) 5,433,812 34,010,253
Cost of investment securities 504,566,107 848,101,321
Cost of repurchase agreements 4,893,067 23,629,919
Cost of foreign currencies 3,085,517 11,370,040
Represented by:
Capital $ 434,955,044 $ 822,294,025
Total distributable earnings (loss) 32,505,123 (16,870,790)
Net Assets $ 467,460,167 $ 805,423,235

1940 Act Funds - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 51
NVIT GS Large Cap
Equity Insight Fund
NVIT GS Small Cap
Equity Insights Fund
NVIT U.S. 130/30 Equity
Fund
$ 2,378,971,964 $ 228,635,772 $ 1,040,910,786
2,699,090 15,126,711 —
22,334,704 2,551,305 5,050,914
334,950 — —
— — —
2,103,699 196,443 1,220,393
11,916 10,235 —
66,056,808 4,426,170 —
51,529 — —
— — —
— — 12,322,711
— — —
13,693 1,433 6,609
2,472,578,353 250,948,069 1,059,511,413
61,803,216 4,341,237 803,692
98,663 8,759 1,307,043
46,037 — —
— — 5,706,365
— — —
2,699,090 15,126,711 —
— — —
1,082,636 137,430 668,361
127,221 74,153 76,093
2,790 4,818 1,382
47 2 25
— 10 349,520
— — —
— — —
41,790 3,275 13,367
2,771 273 1,233
80,865 42,636 16,110
17,055 39,055 8,834
12,851 622 84
66,015,032 19,778,981 8,952,109
$ 2,406,563,321 $ 231,169,088 $ 1,050,559,304
36,550,806 32,100,981 —
2,383,383,882 251,868,080 986,266,893
2,699,090 15,126,711 —
— — —
$ 1,858,436,467 $ 219,367,468 $ 540,270,785
548,126,854 11,801,620 510,288,519
$ 2,406,563,321 $ 231,169,088 $ 1,050,559,304

52 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity Insights
Fund
NVIT GS International
Equity Insights Fund
Net Assets:
Class Y Shares $ 467,460,167 $ 805,423,235
Total $ 467,460,167 $ 805,423,235
Shares Outstanding (unlimited number of shares authorized):
Class Y Shares 44,626,426 86,210,077
Total 44,626,426 86,210,077
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares $ 10.47 $ 9.34

1940 Act Funds - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 53
NVIT GS Large Cap
Equity Insight Fund
NVIT GS Small Cap
Equity Insights Fund
NVIT U.S. 130/30 Equity
Fund
$ 2,406,563,321 $ 231,169,088 $ 1,050,559,304
$ 2,406,563,321 $ 231,169,088 $ 1,050,559,304
197,590,194 20,839,906 65,583,538
197,590,194 20,839,906 65,583,538
$ 12.18 $ 11.09 $ 16.02

54 - Statements of Operations - For the Six Months Ended June 30, 2022 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity
Insights Fund
NVIT GS
International
Equity Insights
Fund
INVESTMENT INCOME:
Dividend income $ 10,673,122 $ 28,494,352
Income from non-cash dividends 479,589 1,443,465
Income from securities lending (Note 2) 22,871 200,435
Interest income 8,101 —
Foreign tax withholding (1,340,150) (2,660,977)
Total Income 9,843,533 27,477,275
EXPENSES:
Investment advisory fees 2,335,346 3,729,117
Fund administration fees 90,712 165,109
Professional fees 24,176 27,840
Printing fees 29 73
Trustee fees 8,047 16,649
Custodian fees 28,016 24,687
Accounting and transfer agent fees 2,296 462
Compliance program costs (Note 3) 1,024 2,144
Other 5,712 6,165
Total expenses before earnings credit 2,495,358 3,972,246
Earnings credit (Note 4) — —
Net Expenses 2,495,358 3,972,246
NET INVESTMENT INCOME 7,348,175 23,505,029
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) † (34,077,017) (42,559,939)
Expiration or closing of futures contracts (Note 2) (785,528) 1,084,116
Foreign currency transactions (Note 2) (453,665) (788,212)
Expiration or closing of swap contracts (Note 2) — —
Net realized gains (losses) (35,316,210) (42,264,035)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† (51,203,232) (184,237,861)
Futures contracts (Note 2) (26,543) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) (33,268) (429,912)
Swap contracts (Note 2) — —
Net change in unrealized appreciation/depreciation (51,263,043) (184,667,773)
Net realized/unrealized gains (losses) (86,579,253) (226,931,808)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (79,231,078) $ (203,426,779)
† Net of capital gain country taxes $ (204,214) $ —
†† Net of increase in deferred capital gain country tax accrual on unrealized appreciation $ 126,905 $ —

1940 Act Funds - For the Six Months Ended June 30, 2022 (Unaudited) - Statements of Operations - 55
NVIT GS Large
Cap Equity Insight
Fund
NVIT GS Small
Cap Equity
Insights Fund
NVIT U.S. 130/30
Equity Fund
$ 17,038,200 $ 1,830,786 $ 10,377,087
— — —
59,988 44,512 —
50,527 8,206 8,351
(1,128) (6,083) —
17,147,587 1,877,421 10,385,438
7,022,821 903,283 4,522,164
387,037 63,717 210,224
53,449 16,614 36,884
158 45 65
41,992 4,130 19,177
65,252 6,783 28,626
201 75 114
5,377 524 2,507
12,801 1,468 14,859
7,589,088 996,639 4,834,620
— — (3)
7,589,088 996,639 4,834,617
9,558,499 880,782 5,550,821
(51,995,935) (15,894,069) 94,458,011
(1,525,998) (705,966) —
— — —
— — 103,287,602
(53,521,933) (16,600,035) 197,745,613
(611,030,283) (50,800,298) (251,483,414)
(160,498) (71,226) —
— — —
— — 9,864,060
(611,190,781) (50,871,524) (241,619,354)
(664,712,714) (67,471,559) (43,873,741)
$ (655,154,215) $ (66,590,777) $ (38,322,920)
$ — $ — $ —
$ — $ — $ —

The accompanying notes are an integral part of these financial statements.
56 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - 1940 Act Funds
NVIT GS Emerging Markets Equity Insights Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 7,348,175 $ 16,488,771
Net realized gains (losses) (35,316,210) 99,851,660
Net change in unrealized appreciation/depreciation (51,263,043) (106,174,961)
Change in net assets resulting from operations (79,231,078) 10,165,470
Distributions to Shareholders From:
Distributable earnings:
Class Y — (16,504,918)
Change in net assets from shareholder distributions — (16,504,918)
Change in net assets from capital transactions 10,592,229 (136,078,005)
Change in net assets (68,638,849) (142,417,453)
Net Assets:
Beginning of period 536,099,016 678,516,469
End of period $ 467,460,167 $ 536,099,016
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 17,516,159 $ 91,024,213
Dividends reinvested — 16,504,918
Cost of shares redeemed (6,923,930) (243,607,136)
Total Class Y Shares 10,592,229 (136,078,005)
Change in net assets from capital transactions $ 10,592,229 $ (136,078,005)
SHARE TRANSACTIONS:
Class Y Shares
Issued 1,579,625 6,742,353
Reinvested — 1,288,852
Redeemed (627,548) (18,460,350)
Total Class Y Shares 952,077 (10,429,145)
Total change in shares 952,077 (10,429,145)

1940 Act Funds - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 57
NVIT GS International Equity Insights Fund NVIT GS Large Cap Equity Insight Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
$ 23,505,029 $ 31,590,571 $ 9,558,499 $ 19,957,104
(42,264,035) 229,798,460 (53,521,933) 614,458,529
(184,667,773) (104,269,075) (611,190,781) 135,268,031
(203,426,779) 157,119,956 (655,154,215) 769,683,664
— (61,273,335) — (76,623,399)
— (61,273,335) — (76,623,399)
(182,122,966) (372,659,764) 17,095,508 (361,592,236)
(385,549,745) (276,813,143) (638,058,707) 331,468,029
1,190,972,980 1,467,786,123 3,044,622,028 2,713,153,999
$ 805,423,235 $ 1,190,972,980 $ 2,406,563,321 $ 3,044,622,028
$ 3,680,361 $ 14,215,524 $ 187,835,120 $ 39,240,542
— 61,273,335 — 76,623,399
(185,803,327) (448,148,623) (170,739,612) (477,456,177)
(182,122,966) (372,659,764) 17,095,508 (361,592,236)
$ (182,122,966) $ (372,659,764) $ 17,095,508 $ (361,592,236)
356,689 1,229,114 13,535,149 2,832,348
— 5,199,949 — 5,152,775
(18,034,205) (38,426,147) (11,801,290) (33,434,857)
(17,677,516) (31,997,084) 1,733,859 (25,449,734)
(17,677,516) (31,997,084) 1,733,859 (25,449,734)

The accompanying notes are an integral part of these financial statements.
58 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - 1940 Act Funds
+
NVIT GS Small Cap Equity Insights Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 880,782 $ 1,163,074
Net realized gains (losses) (16,600,035) 53,627,157
Net change in unrealized appreciation/depreciation (50,871,524) (2,588,034)
Change in net assets resulting from operations (66,590,777) 52,202,197
Distributions to Shareholders From:
Distributable earnings:
Class Y — (1,581,914)
Change in net assets from shareholder distributions — (1,581,914)
Change in net assets from capital transactions 683,954 26,929,342
Change in net assets (65,906,823) 77,549,625
Net Assets:
Beginning of period 297,075,911 219,526,286
End of period $ 231,169,088 $ 297,075,911
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 2,203,559 $ 57,961,013
Dividends reinvested — 1,581,914
Cost of shares redeemed (1,519,605) (32,613,585)
Total Class Y Shares 683,954 26,929,342
Change in net assets from capital transactions $ 683,954 $ 26,929,342
SHARE TRANSACTIONS:
Class Y Shares
Issued 175,724 4,267,409
Reinvested — 114,080
Redeemed (123,848) (2,388,140)
Total Class Y Shares 51,876 1,993,349
Total change in shares 51,876 1,993,349

1940 Act Funds - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 59
NVIT U.S. 130/30 Equity Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
$ 5,550,821 $ 6,326,204
197,745,613 240,376,537
(241,619,354) 105,283,090
(38,322,920) 351,985,831
— —
— —
(300,833,398) 86,056,677
(339,156,318) 438,042,508
1,389,715,622 951,673,114
$ 1,050,559,304 $ 1,389,715,622
$ 1,737,825 $ 228,747,484
— —
(302,571,223) (142,690,807)
(300,833,398) 86,056,677
$ (300,833,398) $ 86,056,677
102,857 15,565,047
— —
(18,069,972) (9,921,980)
(17,967,115) 5,643,067
(17,967,115) 5,643,067

60 - Financial Highlights - June 30, 2022 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging Markets Equity Insights Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
6/30/2022 (Unaudited) $ 12.27 $ 0.17 $ (1.97) $ (1.80) $ — $ — $ — $ 10.47 (14.59)% $ 467,460 0.99% 2.90% 0.99% 76.92%
12/31/2021 12.54 0.32 (0.27) 0.05 (0.24) (0.08) (0.32) 12.27 0.33% 536,099 0.98% 2.39% 0.98% 188.81%
12/31/2020(e) 10.00 0.02 2.52 2.54 — — — 12.54 25.40% 678,516 0.98% 0.36% 0.98% 84.81%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) For the period from July 17, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of July 16, 2020 through
December 31, 2020.

1940 Act Funds - June 30, 2022 (Unaudited) - Financial Highlights - 61
The accompanying notes are an integral part of these financial statements.
NVIT GS International Equity Insights Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
6/30/2022 (Unaudited) $ 11.46 $ 0.24 $ (2.36) $ (2.12) $ — $ — $ — $ 9.34 (18.50)% $ 805,423 0.77% 4.56% 0.77% 80.62%
12/31/2021 10.80 0.28 0.99 1.27 (0.61) — (0.61) 11.46 11.65% 1,190,973 0.76% 2.43% 0.76% 156.27%
12/31/2020 10.31 0.15 0.35 0.50 (0.01) — (0.01) 10.80 4.89%(e) 1,467,786 0.77% 1.59% 0.77% 163.28%
12/31/2019(f) 10.00 — 0.31 0.31 — — — 10.31 3.10%(e) 1,679,081 0.74% 0.30% 0.74% 12.52%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year, with the exception of offering costs, as applicable.
(e) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f) For the period from November 15, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of November 14,
2019 through December 31, 2019.

62 - Financial Highlights - June 30, 2022 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Large Cap Equity Insight Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
6/30/2022 (Unaudited) $ 15.55 $ 0.05 $ (3.42) $ (3.37) $ — $ — $ — $ 12.18 (21.67)%(e) $ 2,406,563 0.57% 0.72% 0.57% 103.82%
12/31/2021 12.26 0.10 3.57 3.67 (0.11) (0.27) (0.38) 15.55 30.06%(e) 3,044,622 0.57% 0.67% 0.57% 207.61%
12/31/2020 10.60 0.08 1.73 1.81 (0.09) (0.06) (0.15) 12.26 17.22% 2,713,154 0.58% 0.79% 0.58% 213.52%
12/31/2019(f) 10.00 0.03 0.59 0.62 (0.02) — (0.02) 10.60 6.19% 2,700,504 0.56% 1.65% 0.56% 42.61%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f) For the period from October 25, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 24, 2019 through December 31, 2019.

1940 Act Funds - June 30, 2022 (Unaudited) - Financial Highlights - 63
The accompanying notes are an integral part of these financial statements.
NVIT GS Small Cap Equity Insights Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
6/30/2022 (Unaudited) $ 14.29 $ 0.04 $ (3.24) $ (3.20) $ — $ — $ — $ 11.09 (22.39)% $ 231,169 0.76% 0.67% 0.76% 82.58%
12/31/2021 11.68 0.06 2.63 2.69 (0.08) — (0.08) 14.29 23.02% 297,076 0.77% 0.42% 0.77% 171.52%
12/31/2020 11.12 0.05 0.77 0.82 (0.05) (0.21) (0.26) 11.68 7.81% 219,526 0.85% 0.57% 0.85% 147.75%
12/31/2019(e) 10.00 0.02 1.11 1.13 (0.01) — (0.01) 11.12 11.34% 197,726 0.80% 0.72% 0.80% 41.80%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year, with the exception of offering costs, as applicable.
(e) For the period from October 11, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 10, 2019 through December 31, 2019.

64 - Financial Highlights - June 30, 2022 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT U.S. 130/30 Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
6/30/2022 (Unaudited) $ 16.63 $ 0.08 $ (0.69) $ (0.61) $ — $ — $ — $ — $ 16.02 (3.67)% $ 1,050,559 0.78% 0.90% 0.78% 44.93%
12/31/2021 12.22 0.08 4.33 4.41 — — — — 16.63 36.09% 1,389,716 0.78% 0.56% 0.78% 102.12%
12/31/2020 10.49 0.07 1.66 1.73 — — — — 12.22 16.49% 951,673 0.82% 0.69% 0.82% 74.26%
12/31/2019(e) 10.00 0.02 0.48 0.50 — — (0.01) (0.01) 10.49 5.05% 897,683 0.80% 1.12% 0.80% 34.72%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year, with the exception of offering costs, as applicable.
(e) For the period from October 25, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 24, 2019 through December 31, 2019.

1940 Act Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 65
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT GS Emerging Markets Equity Insights Fund ("GS Emerging Markets")
NVIT GS International Equity Insights Fund ("GS International")
NVIT GS Large Cap Equity Insights Fund ("GS Large Cap")
NVIT GS Small Cap Equity Insights Fund ("GS Small Cap")
NVIT U.S. 130/30 Equity Fund ("U.S. 130/30")
Only other series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds, hold shares of the Funds.
The Funds currently offer Class Y shares.
Each Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

66 - Notes to Financial Statements - June 30, 2022 (Unaudited) - 1940 Act Funds
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2022. Please refer to the
Statements of Investments for additional information on portfolio holdings.
GS Emerging Markets
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 11,869,213 $ – $ 11,869,213
Auto Components – 359,888 – 359,888
Automobiles 3,746,484 18,215,345 – 21,961,829

1940 Act Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 67
Level 1 Level 2 Level 3 Total
Assets:
Banks $ 9,442,077 $ 52,823,025 $ – $ 62,265,102
Beverages 4,568,088 14,172,249 – 18,740,337
Capital Markets – 385,745 – 385,745
Chemicals 3,185,191 21,971,122 – 25,156,313
Construction Materials – 361,589 – 361,589
Diversified Consumer Services 352,228 744,112 – 1,096,340
Diversified Financial Services – 10,245,837 – 10,245,837
Diversified Telecommunication Services – 3,883,080 – 3,883,080
Electric Utilities 9,793,593 1,905,672 – 11,699,265
Electrical Equipment 361,868 – – 361,868
Electronic Equipment, Instruments &
Components – 14,125,402 – 14,125,402
Entertainment 8,466,324 2,314,645 – 10,780,969
Equity Real Estate Investment Trusts
(REITs) – 380,838 – 380,838
Food & Staples Retailing 522,193 – – 522,193
Food Products 4,161,216 7,234,527 – 11,395,743
Gas Utilities – 5,285,701 – 5,285,701
Health Care Equipment & Supplies – 187,889 – 187,889
Health Care Providers & Services 641,920 10,750,096 – 11,392,016
Hotels, Restaurants & Leisure – 381,199 – 381,199
Independent Power and Renewable
Electricity Producers – 2,473,470 – 2,473,470
Industrial Conglomerates – 6,725,357 – 6,725,357
Insurance 488,672 23,039,104 – 23,527,776
Interactive Media & Services 1,420,047 18,359,833 – 19,779,880
Internet & Direct Marketing Retail 22,804,850 8,761,323 – 31,566,173
IT Services 5,831,132 5,364,394 – 11,195,526
Life Sciences Tools & Services – 1,561,666 – 1,561,666
Machinery – 284,121 – 284,121
Marine 2,306,518 9,640,174 – 11,946,692
Metals & Mining 4,366,357 6,450,950 – 10,817,307
Multiline Retail 517,794 965,934 – 1,483,728
Multi-Utilities – 420,050 – 420,050
Oil, Gas & Consumable Fuels 1,102,990 20,016,950 – 21,119,940
Pharmaceuticals – 12,113,034 – 12,113,034
Real Estate Management & Development – 1,771,451 – 1,771,451
Semiconductors & Semiconductor
Equipment 207,002 28,257,598 – 28,464,600
Specialty Retail – 1,006,381 – 1,006,381
Technology Hardware, Storage &
Peripherals – 21,260,786 – 21,260,786
Textiles, Apparel & Luxury Goods – 5,987,730 – 5,987,730
Tobacco – 9,771,215 – 9,771,215
Trading Companies & Distributors – 631,085 – 631,085
Transportation Infrastructure 3,616,351 4,127,057 – 7,743,408
Water Utilities – 130,442 – 130,442
Wireless Telecommunication Services 2,405,504 2,917,973 – 5,323,477
Total Common Stocks $ 90,308,399 $ 369,635,252 $ – $ 459,943,651
Repurchase Agreements – 4,893,067 – 4,893,067
Rights – – – –
Warrants – – – –
Total Assets $ 90,308,399 $ 374,528,319 $ – $ 464,836,718
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (1,195) $ – $ – $ (1,195)
Total Liabilities $ (1,195) $ – $ – $ (1,195)
Total $ 90,307,204 $ 374,528,319 $ – $ 464,835,523

68 - Notes to Financial Statements - June 30, 2022 (Unaudited) - 1940 Act Funds
GS International
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 23,808,396 $ – $ 23,808,396
Air Freight & Logistics – 7,292,217 – 7,292,217
Auto Components – 128,996 – 128,996
Automobiles – 34,910,946 – 34,910,946
Banks – 49,523,027 – 49,523,027
Beverages – 40,275,594 – 40,275,594
Biotechnology – 2,469,763 – 2,469,763
Building Products – 573,692 – 573,692
Capital Markets – 19,743,626 – 19,743,626
Chemicals 9,985,064 21,764,659 – 31,749,723
Commercial Services & Supplies – 6,072,807 – 6,072,807
Communications Equipment – 2,546,845 – 2,546,845
Construction & Engineering – 2,576,273 – 2,576,273
Consumer Finance – 293,150 – 293,150
Distributors – 4,312,968 – 4,312,968
Diversified Financial Services – 21,018,314 – 21,018,314
Diversified Telecommunication Services – 11,949,946 – 11,949,946
Electric Utilities – 11,370,888 – 11,370,888
Electrical Equipment – 615,267 – 615,267
Electronic Equipment, Instruments &
Components – 339,139 – 339,139
Energy Equipment & Services – 521,981 – 521,981
Entertainment – 5,816,201 – 5,816,201
Equity Real Estate Investment Trusts
(REITs) – 5,130,720 – 5,130,720
Food & Staples Retailing – 13,338,296 – 13,338,296
Food Products – 15,333,339 – 15,333,339
Gas Utilities – 13,494,888 – 13,494,888
Health Care Equipment & Supplies – 1,513,710 – 1,513,710
Health Care Providers & Services – 2,816,053 – 2,816,053
Hotels, Restaurants & Leisure – 9,290,280 – 9,290,280
Household Durables – 4,135,085 – 4,135,085
Household Products – 5,126,795 – 5,126,795
Independent Power and Renewable
Electricity Producers – 1,382,741 – 1,382,741
Industrial Conglomerates – 2,750,114 – 2,750,114
Insurance – 41,521,997 – 41,521,997
IT Services – 22,991,617 – 22,991,617
Life Sciences Tools & Services – 13,425,363 – 13,425,363
Machinery – 13,842,015 – 13,842,015
Marine – 23,637,503 – 23,637,503
Media – 200,140 – 200,140
Metals & Mining 5,708,990 26,311,260 – 32,020,250
Multiline Retail – 11,384,354 – 11,384,354
Multi-Utilities – 8,646,298 – 8,646,298
Oil, Gas & Consumable Fuels – 24,978,395 – 24,978,395
Paper & Forest Products – 1,440,075 – 1,440,075
Pharmaceuticals 13,748,067 77,646,280 – 91,394,347
Professional Services – 1,755,263 – 1,755,263
Real Estate Management & Development – 20,422,056 – 20,422,056
Road & Rail – 17,058,856 – 17,058,856
Semiconductors & Semiconductor
Equipment – 19,401,009 – 19,401,009
Software – 6,468,506 – 6,468,506
Specialty Retail – 723,672 – 723,672
Technology Hardware, Storage &
Peripherals – 3,832,469 – 3,832,469
Textiles, Apparel & Luxury Goods – 21,521,262 – 21,521,262
Tobacco – 24,579,476 – 24,579,476

1940 Act Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 69
Level 1 Level 2 Level 3 Total
Assets:
Trading Companies & Distributors $ – $ 29,669,265 $ – $ 29,669,265
Wireless Telecommunication Services – 5,891,278 – 5,891,278
Total Common Stocks $ 29,442,121 $ 759,585,125 $ – $ 789,027,246
Repurchase Agreements – 23,629,919 – 23,629,919
Total $ 29,442,121 $ 783,215,044 $ – $ 812,657,165
GS Large Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,378,971,964 $ – $ – $ 2,378,971,964
Repurchase Agreements – 2,699,090 – 2,699,090
Total Assets $ 2,378,971,964 $ 2,699,090 $ – $ 2,381,671,054
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (160,498) $ – $ – $ (160,498)
Total Liabilities $ (160,498) $ – $ – $ (160,498)
Total $ 2,378,811,466 $ 2,699,090 $ – $ 2,381,510,556
GS Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 228,635,772 $ – $ – $ 228,635,772
Repurchase Agreements – 15,126,711 – 15,126,711
Total $ 228,635,772 $ 15,126,711 $ – $ 243,762,483
U.S. 130/30
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,040,910,786 $ – $ – $ 1,040,910,786
Total Return Swaps† – 12,322,711 – 12,322,711
Total Assets $ 1,040,910,786 $ 12,322,711 $ – $ 1,053,233,497
$ – $ – $ – $ –
Liabilities:
Total Return Swaps† $ – $ (5,706,365) $ – $ (5,706,365)
Total Liabilities $ – $ (5,706,365) $ – $ (5,706,365)
Total $ 1,040,910,786 $ 6,616,346 $ – $ 1,047,527,132
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
As of June 30, 2022, GS Emerging Markets held six common stocks investments that were categorized as Level 3 investments which were each valued at $0.

70 - Notes to Financial Statements - June 30, 2022 (Unaudited) - 1940 Act Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2022, Funds that had overdrawn balances were as follows:
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
Swap Contracts
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or
GS Emerging Markets
Common
Stocks Total
Balance as of 12/31/2021 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 936,815 936,815
Purchases
*
4,309,939 4,309,939
Sales (5,311,476) (5,311,476)
Change in Unrealized Appreciation/Depreciation (13,571,027) (13,571,027)
Transfers into Level 3 13,635,749 13,635,749
Transfers out of Level 3 — —
Balance as of 6/30/2022 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 6/30/2022 ** $ (13,571,027) $(13,571,027)
* Purchases include all purchases of securities and securities received in corporate actions.
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."
Fund
U.S. Dollar
Amount
GS International $ 3,047,135

1940 Act Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 71
floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that a
Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty.
Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between a Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

72 - Notes to Financial Statements - June 30, 2022 (Unaudited) - 1940 Act Funds
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2022:
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2022:
GS Emerging Markets
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (1,195)
Total $ (1,195)
GS Large Cap
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (160,498)
Total $ (160,498)
U.S. 130/30
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 12,322,711
Total $ 12,322,711
Liabilities:
Swap Contracts†
Equity risk Swap Contracts, at value $ (5,706,365)
Total $ (5,706,365)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
GS Emerging Markets
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (785,528)
Total $ (785,528)
GS International
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 1,084,116
Total $ 1,084,116

1940 Act Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 73
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2022:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2022:
GS Large Cap
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (1,525,998)
Total $ (1,525,998)
GS Small Cap
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (705,966)
Total $ (705,966)
U.S. 130/30
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 103,287,602
Total $ 103,287,602
GS Emerging Markets
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (26,543)
Total $ (26,543)
GS Large Cap
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (160,498)
Total $ (160,498)
GS Small Cap
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (71,226)
Total $ (71,226)
U.S. 130/30
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ 9,864,060
Total $ 9,864,060
GS Emerging Markets
Futures Contracts:
Average Notional Balance Long $ 3,186,867
GS International
Futures Contracts:
Average Notional Balance Long $ 2,311,628

74 - Notes to Financial Statements - June 30, 2022 (Unaudited) - 1940 Act Funds
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
As of June 30, 2022, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts, OTC swaptions, and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of June 30, 2022:
GS Large Cap
Futures Contracts:
Average Notional Balance Long $ 2,495,709
GS Small Cap
Futures Contracts:
Average Notional Balance Long $ 2,593,213
U.S. 130/30
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 377,178,817
Average Notional Balance — Pays Float Rate $ (375,006,771)
U.S. 130/30
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
JPMorgan Chase Bank NA Swap Contracts $ 12,322,7 11 $ (5,430,0 60 ) $ — $ 6,892,651
Total $ 12,322,7 11 $ (5,430,060) $ — $ 6,892,651
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
JPMorgan Chase Bank NA Swap Contracts $ (5,430,0 60 ) $ 5,430,0 60 $ — $ —
Total $ (5,430,0 60 ) $ 5,430,060 $ — $ —

1940 Act Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 75
Securities Lending
During the six months ended June 30, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
1
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
Joint Repurchase Agreements
During the six months ended June 30, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
GS Emerging Markets $ 4,893,067
GS International 23,629,919
GS Large Cap 2,699,090
GS Small Cap 15,126,711

76 - Notes to Financial Statements - June 30, 2022 (Unaudited) - 1940 Act Funds
transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of June 30, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of June 30, 2022, the joint repos on a gross basis were as follows:
Bank of America NA, 1.55%, dated 6/30/2022, due 7/1/2022, repurchase price $96,904,172, collateralized by U.S. Government
Agency Securities, ranging from 3.00% - 3.50%, maturing 2/1/2043 - 6/1/2045; total market value $98,838,000.
BofA Securities, Inc., 1.55%, dated 6/30/2022, due 7/1/2022, repurchase price $33,001,421 collateralized by U.S. Government
Agency Security, 3.30%, maturing 11/25/2027; total market value $33,660,000.
Cantor Fitzgerald & Co., 1.55%, dated 6/30/2022, due 7/1/2022, repurchase price $164,451,087, collateralized by U.S.
Government Agency Securities, 0.29% - 8.00%, maturing 9/15/2022 - 2/20/2072; total market value $167,732,887.
MetLife, Inc., 1.50%, dated 6/30/2022, due 7/1/2022, repurchase price $62,202,592, collateralized by U.S. Government Treasury
Securities, ranging from 0.00% - 1.50%, maturing 2/29/2024 - 11/15/2047; total market value $63,472,032.
NatWest Markets Securities, Inc., 1.49%, dated 6/30/2022, due 7/7/2022, repurchase price $57,016,514, collateralized by
U.S. Government Treasury Securities, ranging from 0.13% - 2.88%, maturing 1/15/2023 - 12/31/2028; total market value
$58,142,413.
Pershing LLC, 1.58%, dated 6/30/2022, due 7/1/2022, repurchase price $97,017,796, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.13% - 8.50%, maturing 10/25/2022 - 5/20/2072; total market value $98,953,809.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
GS Emerging
Markets
Bank of America
NA $ 400,000 $ – $ 400,000 $ (400,000) $ –
GS Emerging
Markets
BofA Securities,
Inc. 3,000,000 – 3,000,000 (3,000,000) –
GS Emerging
Markets
Cantor Fitzgerald
& Co. 1,493,067 – 1,493,067 (1,493,067) –
Total $ 4,893,067 $ – $ 4,893,067 $ (4,893,067) $ –

1940 Act Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 77
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
GS International
Bank of America
NA $ 10,000,000 $ – $ 10,000,000 $ (10,000,000) $ –
GS International
Cantor Fitzgerald
& Co. 1,629,919 – 1,629,919 (1,629,919) –
GS International
NatWest Markets
Securities, Inc. 5,000,000 – 5,000,000 (5,000,000) –
GS International Pershing LLC 7,000,000 – 7,000,000 (7,000,000) –
Total $ 23,629,919 $ – $ 23,629,919 $ (23,629,919) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
GS Large Cap
Cantor Fitzgerald
& Co. $ 699,090 $ – $ 699,090 $ (699,090) $ –
GS Large Cap Pershing LLC 2,000,000 – 2,000,000 (2,000,000) –
Total $ 2,699,090 $ – $ 2,699,090 $ (2,699,090) $ –

78 - Notes to Financial Statements - June 30, 2022 (Unaudited) - 1940 Act Funds
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
GS Small Cap
Bank of America
NA $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
GS Small Cap
BofA Securities,
Inc. 1,000,000 – 1,000,000 (1,000,000) –
GS Small Cap
Cantor Fitzgerald
& Co. 6,126,711 – 6,126,711 (6,126,711) –
GS Small Cap MetLife, Inc. 1,000,000 – 1,000,000 (1,000,000) –
GS Small Cap Pershing LLC 5,000,000 – 5,000,000 (5,000,000) –
Total $ 15,126,711 $ – $ 15,126,711 $ (15,126,711) $ –
* As of June 30, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

1940 Act Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 79
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2022, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
GS Emerging Markets Equity Goldman Sachs Asset Management, L.P. (“GSAM”)
GS International GSAM
GS Large Cap GSAM
GS Small Cap GSAM
U.S. 130/30 Jacobs Levy Equity Management, Inc.
Fund Fee Schedule
Advisory Fee
(annual rate)
GS Emerging Markets Up to $100 million 0.95%
$100 million up to $200 million 0.93%
$200 million up to $500 million 0.91%
$500 million and more 0.89%
GS International Up to $200 million 0.78%
$200 million up to $500 million 0.73%
$500 million up to $1 billion 0.70%
$1 billion up to $2 billion 0.68%
$2 billion and more 0.67%

80 - Notes to Financial Statements - June 30, 2022 (Unaudited) - 1940 Act Funds
For the six months ended June 30, 2022, the Funds' effective advisory fee rates were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2022, NFM earned an aggregate of $916,799 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2022, the Funds' aggregate portion of such costs amounted to $11,576.
Line of Credit, Interfund Lending and Earnings Credit
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination
Fund Fee Schedule
Advisory Fee
(annual rate)
GS Large Cap Up to $200 million 0.58%
$200 million up to $500 million 0.55%
$500 million up to $1 billion 0.53%
$1 billion up to $2 billion 0.52%
$2 billion and more 0.51%
GS Small Cap Up to $100 million 0.72%
$100 million up to $200 million 0.68%
$200 million and more 0.66%
U.S. 130/30 Up to $200 million 0.93%
$200 million up to $500 million 0.73%
$500 million and more 0.68%
Fund
Effective Advisory
Fee Rate
GS Emerging Markets 0.92%
GS International 0.72
GS Large Cap 0.53
GS Small Cap 0.69
U.S. 130/30 0.73
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

1940 Act Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 81
date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7, 2022.
During the six months ended June 30, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Funds may
participate in an interfund lending program among Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2022, none of the Funds engaged in interfund lending.
JPMorgan provides earnings credits for cash balances maintained in U.S. 130/30’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statements of Operations.
Investment Transactions
For the six months ended June 30, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks
Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Fund Purchases Sales
GS Emerging Markets $ 407,716,443 $ 385,664,418
GS International 814,600,363 973,338,547
GS Large Cap 2,812,227,891 2,798,131,578
GS Small Cap 219,742,734 214,570,022
U.S. 130/30 554,700,099 743,922,694

82 - Notes to Financial Statements - June 30, 2022 (Unaudited) - 1940 Act Funds
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under the 1940 Act that provides the requirements for determining the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a consistent framework and standard of baseline practices for fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management is currently evaluating the implications of the new rule and the impact on the Funds’
financial statement disclosures and reporting requirements.
Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the six months ended June 30, 2022, the Funds recaptured the following amounts of brokerage commissions:
Federal Tax Information
As of June 30, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the United States, European and other credit markets has made it more
Fund Amount
U.S. 130/30 $ 226
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
GS Emerging Markets $ 521,497,636 $ 21,443,724 $ (78,105,837) $ (56,662,113)
GS International 877,634,958 30,941,472 (95,919,265) (64,977,793)
GS Large Cap 2,405,547,139 184,626,202 (208,662,785) (24,036,583)
GS Small Cap 268,948,029 9,966,239 (35,151,785) (25,185,546)
U.S. 130/30 992,580,217 149,399,962 (94,453,047) 54,946,915

1940 Act Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 83
difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global, national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans (within the
United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments.
The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
The Trusts’ credit agreement has been renewed through July 6, 2023. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2022 (discussed above under “Line of Credit, Interfund
Lending and Earnings Credit”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

84 - Supplemental Information - June 30, 2022 (Unaudited) - 1940 Act Funds
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has
designated Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a
Liquidity Risk Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 14, 2022, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

1940 Act Funds - June 30, 2022 (Unaudited) - Management Information - 85
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

86 - Management Information - June 30, 2022 (Unaudited) - 1940 Act Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 130
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 130
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

1940 Act Funds - June 30, 2022 (Unaudited) - Management Information - 87
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

88 - Market Index Definitions - June 30, 2022 (Unaudited) - 1940 Act Funds
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

1940 Act Funds - June 30, 2022 (Unaudited) - Market Index Definitions - 89
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

90 - Market Index Definitions - June 30, 2022 (Unaudited) - 1940 Act Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

1940 Act Funds - June 30, 2022 (Unaudited) - Market Index Definitions - 91
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

92 - Market Index Definitions - June 30, 2022 (Unaudited) - 1940 Act Funds
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
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P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-40 (8-22)

Semiannual Report
June 30, 2022 (Unaudited)
Nationwide Variable Insurance Trust
Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
(formerly, NVIT Mellon Dynamic U.S. Core Fund)
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
(formerly, NVIT Mellon Dynamic U.S. Equity Income Fund)
NVIT BNY Mellon Sustainable U.S. Equity Fund
(formerly, NVIT Newton Sustainable U.S. Equity Fund)
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2022

Message to Investors 1
Fund Overview 3
Shareholder Expense Examples 11
Statements of Investments 14
Statements of Assets and Liabilities 32
Statements of Operations 40
Statements of Changes in Net Assets 44
Financial Highlights 52
Notes to Financial Statements 60
Supplemental Information 79
Management Information 81
Market Index Definitions 84

Nationwide Variable Insurance Trust - June 30, 2022 (Unaudited) - 1
Message to Investors
Dear Investor,
Equity markets fell significantly during the semi-annual reporting period ended June 30, 2022, as a confluence of events ranging from entrenched inflation, geopolitical risk, new central bank frameworks, and the Omicron variant of COVID-19 all weighed on market returns.
The outlook for the U.S. economy continued to slow through the period, with gross domestic product (“GDP”) growth decelerating to -1.6% for the first quarter of 2022. Economic activity continued to moderate, and the labor market remained robust with corporate profits expected to grow more slowly after the swift rise during 2021. By and large, earnings have been supported by a resilient consumer, although inflationary pressure will likely challenge gross margins.
The U.S economy faced decades-high inflation during the reporting period and equity markets faced historical pressure, due to hawkish central bank policy.
Markets experienced historic levels of volatility during the reporting period, as geopolitical uncertainty, entrenched inflation, and hawkish central banks challenged both equity and bond market returns. The S&P 500
®
Index (“S&P 500”) experienced a substantial level of volatility throughout the period, sliding into a bear market after the Federal Reserve increased rates by
0.75%. Additionally, investor sentiment has remained at historically negative levels throughout the reporting period, indicating extreme fear and apprehension by investors. The “wall of worry”
that developed at the beginning of 2022 has methodically given way to volatile market moves in the equity markets; it is possible that the second quarter of 2022 could be recorded as the ninth-
worst quarter for the S&P 500 since World War II, finishing the reporting period with a 20% loss.
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank, with the MSCI EAFE
®
Index finishing the period with a loss of nearly 20%. The MSCI Emerging Markets
®
Index was
notably weak on continued stress on China lockdowns and surging commodity prices, falling nearly 18%.
The S&P 500 closed in “bear market” territory during the reported period for the first time since 2020.
With inflation seemingly not abating during the reporting period, the market continued to come under pressure, and the S&P 500 fell more than 20% from its January high. Value indexes continued to be favored by investors, with large-cap indexes beating small-cap indexes. The
Energy sector remained the clear winner during the reporting period, up 31% year-to-date, followed by the Utilities and Consumer Staples sectors, down -3% and -7%, respectively.
Fixed-income returns were historically weak with surging interest rates and increasingly aggressive central bank policy causing consternation for investors. During the reporting period, the U.S. Federal Reserve bank (“Fed”) raised its benchmark interest rate by 0.75%, the most significant increase since 1994. Meanwhile, investors grew discontent over the economic outlook and fear of a “policy mistake” by the Fed. Interest rates surged during the period, with the 10-year Treasury yield rising from 1.55% to over 3.44%. Likewise, the 2-year Treasury yield saw a more pronounced move, rising to 3.43% during the reporting period. As investors grappled with moderating economic data, the yield curve continued to linger toward inversion

2 - June 30, 2022 (Unaudited) - Nationwide Variable Insurance Trust
during the reporting period.
Technical indicators reflected the stress caused by geopolitical uncertainty and historically high inflation. Stock-bond diversification suffered over the reported period with the S&P 500 and
Bloomberg U.S. Aggregate Bond Index both producing negative returns for the first time since
1976. Financial conditions tightened, credit spreads widened, and the dollar strengthened as investors grew more anxious about a potential economic slowdown.
Equity markets may continue to be choppy based on fears of central bank policy trade-off errors and negative investor sentiment potentially leading to a self-fulfilling economic slowdown.
However, investors may find solace in diminishing inflation or the central banks achieving a soft-
landing. Encouragingly, the health of the labor market, resilient consumer spending, and solid corporate earnings remain generally sound.
When investors feel pessimistic and begin to view their economic futures as uncertain they naturally tend to succumb to stressful market environments by reacting emotionally, often producing suboptimal returns. We urge investors to seek investments based on a sound asset allocation strategy and a long-term perspective and encourage you to speak with your financial professional regularly to ensure that your portfolio maintains the right balance for your goals.
We remain confident in our ability to help investors navigate the markets for years to come.
Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
The following chart provides returns for various market segments for six-month reporting period ended June 30, 2022:
Index
Semi-annual Total Return
(As of June 30, 2022)
Bloomberg Emerging Markets USD Aggregate Bond -17.14%
Bloomberg Municipal Bond -8.98%
Bloomberg U.S. 1-3 Year Government/Credit Bond -3.11%
Bloomberg U.S. 10-20 Year Treasury Bond -18.80%
Bloomberg U.S. Aggregate Bond -10.35%
Bloomberg U.S. Corporate High Yield -14.19%
MSCI EAFE
®
-19.57%
MSCI Emerging Markets
®
-17.63%
MSCI World ex USA -18.42%
Russell 1000
®
Growth -28.07%
Russell 1000
®
Value -12.86%
Russell 2000
®
-23.43%
S&P 500
®
-19.96%
Source: Morningstar

NVIT BNY Mellon Dynamic U.S. Core Fund - June 30, 2022 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Common Stocks 86.3%
Short-Term Investments 9.4%
Purchased Options 0.2%
Repurchase Agreement
†
0.0%
Futures Contracts (0.4)%
Other assets in excess of liabilities 4.5%
100.0%
Top Industries
2
Software 8.1%
Technology Hardware, Storage & Peripherals 6.2%
Interactive Media & Services 4.7%
Semiconductors & Semiconductor Equipment 4.7%
Pharmaceuticals 4.3%
IT Services 3.9%
Oil, Gas & Consumable Fuels 3.6%
Banks 3.3%
Health Care Providers & Services 3.1%
Internet & Direct Marketing Retail 2.7%
Other Industries
#
55.4%
100.0%
Top Holdings
2
U.S. Treasury Bills 8.8%
Apple, Inc. 5.9%
Microsoft Corp. 5.4%
Amazon.com, Inc. 2.6%
Alphabet, Inc., Class A 1.8%
Alphabet, Inc., Class C 1.7%
Tesla, Inc. 1.6%
Berkshire Hathaway, Inc., Class B 1.4%
UnitedHealth Group, Inc. 1.4%
Johnson & Johnson 1.3%
Other Holdings
#
68.1%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

4 - Fund Overview - June 30, 2022 (Unaudited) - NVIT Mellon Dynamic U.S. Equity Income Fund
Asset Allocation
1
Common Stocks 87.3%
Short-Term Investments 3.6%
Repurchase Agreements 1.5%
Purchased Options 0.2%
Futures Contracts (0.4)%
Other assets in excess of liabilities
§
7.8%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 9.4%
Insurance 9.1%
Banks 7.4%
Pharmaceuticals 6.9%
Capital Markets 6.5%
Aerospace & Defense 6.4%
Diversified Financial Services 5.0%
Health Care Equipment & Supplies 4.9%
Electric Utilities 4.5%
Health Care Providers & Services 4.5%
Other Industries
#
35.4%
100.0%
Top Holdings
2
Berkshire Hathaway, Inc., Class B 3.6%
Exxon Mobil Corp. 3.3%
U.S. Treasury Bills 3.2%
Raytheon Technologies Corp. 2.8%
Becton Dickinson and Co. 2.7%
Constellation Energy Corp. 2.6%
Comerica, Inc. 2.5%
UnitedHealth Group, Inc. 2.4%
Cisco Systems, Inc. 2.4%
AbbVie, Inc. 2.3%
Other Holdings
#
72.2%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

NVIT Newton Sustainable U.S. Equity Fund - June 30, 2022 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Common Stocks 99.1%
Other assets in excess of liabilities 0.9%
100.0%
Top Industries
2
Software 12.5%
Health Care Equipment & Supplies 10.0%
IT Services 8.0%
Technology Hardware, Storage & Peripherals 6.9%
Banks 4.9%
Semiconductors & Semiconductor Equipment 4.7%
Internet & Direct Marketing Retail 4.7%
Interactive Media & Services 4.5%
Electric Utilities 4.5%
Chemicals 4.3%
Other Industries 35.0%
100.0%
Top Holdings
2
Microsoft Corp. 7.3%
Apple, Inc. 6.9%
Amazon.com, Inc. 4.7%
Alphabet, Inc., Class A 4.5%
PepsiCo, Inc. 3.6%
Accenture plc, Class A 3.5%
Costco Wholesale Corp. 3.3%
Chubb Ltd. 3.1%
Mastercard, Inc., Class A 2.9%
Verizon Communications, Inc. 2.9%
Other Holdings 57.3%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

6 - Fund Overview - June 30, 2022 (Unaudited) - NVIT J.P. Morgan Digital Evolution Strategy Fund
Asset Allocation
1
Common Stocks 96.5%
Other assets in excess of liabilities 3.5%
100.0%
Top Industries
2
Software 26.0%
Semiconductors & Semiconductor Equipment 19.7%
IT Services 17.4%
Internet & Direct Marketing Retail 14.1%
Interactive Media & Services 12.1%
Technology Hardware, Storage & Peripherals 7.4%
Communications Equipment 1.9%
Road & Rail 1.4%
Other Industries
†
0.0%
100.0%
Top Holdings
2
Amazon.com, Inc. 12.1%
Microsoft Corp. 7.4%
Apple, Inc. 7.4%
Alphabet, Inc., Class A 7.4%
Visa, Inc., Class A 6.7%
NVIDIA Corp. 4.5%
Advanced Micro Devices, Inc. 3.6%
Salesforce, Inc. 3.1%
Intuit, Inc. 3.0%
NXP Semiconductors NV 2.4%
Other Holdings 42.4%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

NVIT J.P. Morgan Innovators Fund - June 30, 2022 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Common Stocks 94.0%
Other assets in excess of liabilities
§
6.0%
100.0%
Top Industries
2
Software 10.5%
Semiconductors & Semiconductor Equipment 9.2%
Internet & Direct Marketing Retail 8.6%
Hotels, Restaurants & Leisure 6.1%
IT Services 6.0%
Health Care Providers & Services 5.5%
Interactive Media & Services 5.5%
Automobiles 4.8%
Pharmaceuticals 4.2%
Health Care Equipment & Supplies 3.9%
Other Industries 35.7%
100.0%
Top Holdings
2
Amazon.com, Inc. 6.6%
Tesla, Inc. 4.8%
Mastercard, Inc., Class A 4.4%
Humana, Inc. 4.0%
NextEra Energy, Inc. 3.9%
Microsoft Corp. 3.6%
Alphabet, Inc., Class A 3.4%
Apple, Inc. 3.2%
Chipotle Mexican Grill, Inc. 3.1%
Honeywell International, Inc. 2.9%
Other Holdings 60.1%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

8 - Fund Overview - June 30, 2022 (Unaudited) - NVIT J.P. Morgan Large Cap Growth Fund
Asset Allocation
1
Common Stocks 93.5%
Other assets in excess of liabilities
§
6.5%
100.0%
Top Industries
2
Software 15.3%
Technology Hardware, Storage & Peripherals 9.6%
Biotechnology 8.4%
Interactive Media & Services 7.5%
Health Care Providers & Services 7.3%
Specialty Retail 6.1%
Semiconductors & Semiconductor Equipment 6.1%
Capital Markets 5.5%
Automobiles 3.9%
Beverages 3.7%
Other Industries 26.6%
100.0%
Top Holdings
2
Apple, Inc. 9.6%
Microsoft Corp. 9.5%
Alphabet, Inc., Class C 6.9%
AbbVie, Inc. 3.9%
Tesla, Inc. 3.9%
AutoZone, Inc. 3.3%
Coca-Cola Co. (The) 3.1%
McKesson Corp. 2.9%
Deere & Co. 2.9%
Lowe's Cos., Inc. 2.7%
Other Holdings 51.3%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

NVIT J.P.Morgan U.S. Equity Fund - June 30, 2022 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Common Stocks 97.3%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 2.7%
100.0%
Top Industries
2
Software 8.2%
Interactive Media & Services 7.3%
Biotechnology 6.8%
Semiconductors & Semiconductor Equipment 5.7%
Banks 5.0%
Electric Utilities 5.0%
Technology Hardware, Storage & Peripherals 4.8%
Capital Markets 4.7%
Hotels, Restaurants & Leisure 4.0%
Internet & Direct Marketing Retail 3.8%
Other Industries 44.7%
100.0%
Top Holdings
2
Microsoft Corp. 8.2%
Alphabet, Inc., Class A 6.2%
Apple, Inc. 4.8%
AbbVie, Inc. 3.9%
Amazon.com, Inc. 3.8%
NextEra Energy, Inc. 3.3%
McDonald's Corp. 3.3%
Prologis, Inc. 3.1%
Bristol-Myers Squibb Co. 2.9%
NXP Semiconductors NV 2.7%
Other Holdings 57.8%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

10 - Fund Overview - June 30, 2022 (Unaudited) - NVIT J.P. Morgan US Technology Leaders Fund
Asset Allocation
1
Common Stocks 95.3%
Other assets in excess of liabilities 4.7%
100.0%
Top Industries
2
Software 30.6%
Semiconductors & Semiconductor Equipment 30.5%
Interactive Media & Services 9.1%
IT Services 5.1%
Entertainment 3.8%
Automobiles 3.7%
Internet & Direct Marketing Retail 3.3%
Technology Hardware, Storage & Peripherals 3.1%
Hotels, Restaurants & Leisure 2.7%
Equity Real Estate Investment Trusts (REITs) 1.7%
Other Industries 6.4%
100.0%
Top Holdings
2
Alphabet, Inc., Class C 5.4%
Synopsys, Inc. 4.6%
Microsoft Corp. 4.0%
Advanced Micro Devices, Inc. 3.7%
Tesla, Inc. 3.7%
Salesforce, Inc. 3.7%
Lam Research Corp. 3.5%
Apple, Inc. 3.1%
Booking Holdings, Inc. 2.7%
Oracle Corp. 2.7%
Other Holdings 62.9%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

Equity Funds (I) - June 30, 2022 (Unaudited) - Shareholder Expense Example - 11
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2022*) and continued to hold your shares at the end of the reporting period (June 30, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January
1, 2022* through June 30, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2022* through June 30, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
* For NVIT J.P. Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth
Fund and NVIT J.P. Morgan US Technology Leaders Fund commencement of operations is April 28, 2022.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/22
Ending Account
Value($) 6/30/22
Expenses Paid
During Period ($)
1/1/22 - 6/30/22
Expense Ratio
During Period (%)
1/1/22 - 6/30/22
(a)
NVIT BNY Mellon Dynamic U.S. Core Fund
Class I Shares
Actual
(b)
1,000.00 766.50 2.67 0.61
Hypothetical
(b)(c)
1,000.00 1,021.77 3.06 0.61
Class II Shares
Actual
(b)
1,000.00 765.50 3.76 0.86
Hypothetical
(b)(c)
1,000.00 1,020.53 4.31 0.86

12 - Shareholder Expense Example - June 30, 2022 (Unaudited) - Equity Funds (I)
Beginning Account
Value($) 1/1/22
Ending Account
Value($) 6/30/22
Expenses Paid
During Period ($)
1/1/22 - 6/30/22
Expense Ratio
During Period (%)
1/1/22 - 6/30/22
(a)
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Class I Shares
Actual
(b)
1,000.00 896.80 4.09 0.87
Hypothetical
(b)(c)
1,000.00 1,020.48 4.36 0.87
Class II Shares
Actual
(b)
1,000.00 896.20 4.89 1.04
Hypothetical
(b)(c)
1,000.00 1,019.64 5.21 1.04
Class X Shares
Actual
(b)
1,000.00 897.70 3.48 0.74
Hypothetical
(b)(c)
1,000.00 1,021.12 3.71 0.74
Class Z Shares
Actual
(b)
1,000.00 896.50 4.66 0.99
Hypothetical
(b)(c)
1,000.00 1,019.89 4.96 0.99
NVIT BNY Mellon Sustainable U.S. Equity Fund
Class I Shares
Actual
(b)
1,000.00 776.50 3.74 0.85
Hypothetical
(b)(c)
1,000.00 1,020.58 4.26 0.85
Class II Shares
Actual
(b)
1,000.00 776.90 3.83 0.87
Hypothetical
(b)(c)
1,000.00 1,020.48 4.36 0.87
NVIT J.P. Morgan Digital Evolution Strategy Fund
Class Y Shares
Actual
(d)
1,000.00 823.00 1.01 0.63
Hypothetical
(c)(e)
1,000.00 1,021.67 3.16 0.63
NVIT J.P. Morgan Innovators Fund
Class Y Shares
Actual
(d)
1,000.00 873.00 1.03 0.63
Hypothetical
(c)(e)
1,000.00 1,021.67 3.16 0.63
NVIT J.P. Morgan Large Cap Growth Fund
Class Y Shares
Actual
(d)
1,000.00 901.00 1.05 0.63
Hypothetical
(c)(e)
1,000.00 1,021.67 3.16 0.63
NVIT J.P. Morgan U.S. Equity Fund
Class II Shares
Actual
(b)
1,000.00 795.20 4.18 0.94
Hypothetical
(b)(c)
1,000.00 1,020.13 4.71 0.94
Class Y Shares
Actual
(b)
1,000.00 796.80 1.96 0.44
Hypothetical
(b)(c)
1,000.00 1,022.61 2.21 0.44
NVIT J.P. Morgan US Technology Leaders Fund
Class Y Shares
Actual
(d)
1,000.00 859.00 1.03 0.63
Hypothetical
(c)(e)
1,000.00 1,021.67 3.16 0.63

Equity Funds (I) - June 30, 2022 (Unaudited) - Shareholder Expense Example - 13
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2022 through June 30, 2022 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.
(d)
Actual expenses are equal to the Fund's annualized expense ratio multiplied by the average account value from April 28, 2022 through June 30, 2022 multiplied by 64/365 to reflect the period from commencement of operations.
(e)
Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1,
2022 through June 30, 2022 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

14 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks 86.3%
Shares Value ($)
Aerospace & Defense 1.5%
Boeing Co. (The)* 30,571 4,179,667
General Dynamics Corp. 12,722 2,814,742
Howmet Aerospace, Inc. 19,755 621,295
Huntington Ingalls Industries,
Inc. 2,357 513,402
L3Harris Technologies, Inc. 10,686 2,582,806
Lockheed Martin Corp. 13,123 5,642,365
Northrop Grumman Corp. 8,186 3,917,574
Raytheon Technologies Corp. 82,240 7,904,086
Textron, Inc. 11,910 727,344
TransDigm Group, Inc.* 2,956 1,586,397
30,489,678
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc. 7,092 718,916
Expeditors International of
Washington, Inc. 9,306 906,963
FedEx Corp. 13,147 2,980,556
United Parcel Service, Inc.,
Class B 40,658 7,421,711
12,028,146
Airlines 0.2%
Alaska Air Group, Inc.* 6,209 248,670
American Airlines Group,
Inc.*(a) 37,844 479,862
Delta Air Lines, Inc.* 34,999 1,013,921
Southwest Airlines Co.* 33,013 1,192,430
United Airlines Holdings, Inc.* 19,136 677,797
3,612,680
Auto Components 0.1%
Aptiv plc* 15,233 1,356,803
BorgWarner, Inc. 14,060 469,182
1,825,985
Automobiles 1.8%
Ford Motor Co. 214,551 2,387,953
General Motors Co.* 79,374 2,520,918
Tesla, Inc.* 46,470 31,293,827
36,202,698
Banks 3.2%
Bank of America Corp. 392,335 12,213,389
Citigroup, Inc. 107,299 4,934,681
Citizens Financial Group, Inc. 24,944 890,251
Comerica, Inc. 6,935 508,890
Fifth Third Bancorp 38,457 1,292,155
First Republic Bank 9,667 1,393,981
Huntington Bancshares, Inc.
(a) 81,032 974,815
JPMorgan Chase & Co. 163,109 18,367,704
KeyCorp 52,378 902,473
M&T Bank Corp. 9,819 1,565,050
PNC Financial Services
Group, Inc. (The) 22,755 3,590,056
Regions Financial Corp. 52,969 993,169
Signature Bank 3,550 636,196
SVB Financial Group* 3,306 1,305,837
Truist Financial Corp. 73,485 3,485,394
US Bancorp 74,335 3,420,897
Wells Fargo & Co. 210,099 8,229,578
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 8,142 414,428
65,118,944
Beverages 1.6%
Brown-Forman Corp., Class B 10,709 751,344
Coca-Cola Co. (The) 216,307 13,607,873
Constellation Brands, Inc.,
Class A 9,034 2,105,464
Keurig Dr Pepper, Inc. 40,096 1,418,998
Molson Coors Beverage Co.,
Class B 11,020 600,700
Monster Beverage Corp.* 21,106 1,956,526
PepsiCo, Inc. 76,356 12,725,491
33,166,396
Biotechnology 1.9%
AbbVie, Inc. 97,574 14,944,434
Amgen, Inc. 29,604 7,202,653
Biogen, Inc.* 8,277 1,688,011
Gilead Sciences, Inc. 69,278 4,282,073
Incyte Corp.* 10,973 833,619
Moderna, Inc.* 19,209 2,744,006
Regeneron Pharmaceuticals,
Inc.* 5,980 3,534,958
Vertex Pharmaceuticals, Inc.* 14,009 3,947,596
39,177,350
Building Products 0.4%
A O Smith Corp. 7,812 427,160
Allegion plc 5,258 514,758
Carrier Global Corp. 46,454 1,656,550
Fortune Brands Home &
Security, Inc. 7,355 440,417
Johnson Controls International
plc 38,677 1,851,855
Masco Corp. 13,304 673,182
Trane Technologies plc 12,734 1,653,765
7,217,687
Capital Markets 2.5%
Ameriprise Financial, Inc. 6,017 1,430,121
Bank of New York Mellon
Corp. (The) 39,902 1,664,312
BlackRock, Inc. 7,927 4,827,860
Cboe Global Markets, Inc. 6,230 705,174
Charles Schwab Corp. (The) 83,683 5,287,092
CME Group, Inc. 19,836 4,060,429
FactSet Research Systems,
Inc. 2,055 790,291
Franklin Resources, Inc.(a) 16,520 385,081
Goldman Sachs Group, Inc.
(The) 18,888 5,610,114
Intercontinental Exchange, Inc. 30,771 2,893,705
Invesco Ltd. 19,992 322,471
MarketAxess Holdings, Inc. 2,219 568,086
Moody's Corp. 8,872 2,412,918
Morgan Stanley 77,591 5,901,571
MSCI, Inc. 4,449 1,833,655
Nasdaq, Inc. 6,190 944,223
Northern Trust Corp. 11,587 1,117,914
Raymond James Financial,
Inc. 10,815 966,969

NVIT BNY Mellon Dynamic U.S. Core Fund - June 30, 2022 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
Capital Markets
S&P Global, Inc. 19,201 6,471,889
State Street Corp. 20,585 1,269,065
T. Rowe Price Group, Inc.(a) 12,706 1,443,529
50,906,469
Chemicals 1.5%
Air Products & Chemicals, Inc. 12,158 2,923,756
Albemarle Corp. 6,513 1,361,087
Celanese Corp. 5,980 703,308
CF Industries Holdings, Inc. 11,938 1,023,445
Corteva, Inc. 39,528 2,140,046
Dow, Inc. 40,568 2,093,715
DuPont de Nemours, Inc. 27,987 1,555,517
Eastman Chemical Co. 7,259 651,640
Ecolab, Inc. 13,530 2,080,373
FMC Corp. 7,029 752,173
International Flavors &
Fragrances, Inc.(a) 13,723 1,634,684
Linde plc 27,927 8,029,850
LyondellBasell Industries NV,
Class A 13,943 1,219,455
Mosaic Co. (The) 20,288 958,202
PPG Industries, Inc. 13,341 1,525,410
Sherwin-Williams Co. (The) 13,195 2,954,492
31,607,153
Commercial Services & Supplies 0.4%
Cintas Corp. 4,852 1,812,368
Copart, Inc.* 11,891 1,292,076
Republic Services, Inc. 11,772 1,540,602
Rollins, Inc. 12,648 441,668
Waste Management, Inc. 21,026 3,216,557
8,303,271
Communications Equipment 0.7%
Arista Networks, Inc.* 12,287 1,151,783
Cisco Systems, Inc. 229,895 9,802,723
F5, Inc.* 3,522 539,007
Juniper Networks, Inc. 19,017 541,984
Motorola Solutions, Inc. 9,083 1,903,797
13,939,294
Construction & Engineering 0.0%
†
Quanta Services, Inc.(a) 8,130 1,019,014
Construction Materials 0.1%
Martin Marietta Materials, Inc. 3,354 1,003,651
Vulcan Materials Co. 7,396 1,050,972
2,054,623
Consumer Finance 0.4%
American Express Co. 33,736 4,676,484
Capital One Financial Corp. 21,681 2,258,944
Discover Financial Services 15,884 1,502,309
Synchrony Financial 28,481 786,645
9,224,382
Containers & Packaging 0.3%
Amcor plc 84,732 1,053,219
Avery Dennison Corp. 4,318 698,954
Ball Corp.(a) 18,145 1,247,831
International Paper Co. 21,090 882,195
Packaging Corp. of America 4,974 683,925
Sealed Air Corp. 8,772 506,320
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 13,557 540,111
5,612,555
Distributors 0.1%
Genuine Parts Co. 7,878 1,047,774
LKQ Corp.(a) 13,910 682,842
Pool Corp.(a) 2,094 735,475
2,466,091
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc.,
Class B* 100,287 27,380,357
Diversified Telecommunication Services 1.0%
AT&T, Inc. 398,359 8,349,605
Lumen Technologies, Inc.(a) 50,807 554,304
Verizon Communications, Inc. 231,699 11,758,724
20,662,633
Electric Utilities 1.7%
Alliant Energy Corp. 12,971 760,230
American Electric Power Co.,
Inc. 28,533 2,737,456
Constellation Energy Corp. 18,487 1,058,566
Duke Energy Corp. 42,591 4,566,181
Edison International 21,282 1,345,874
Entergy Corp. 11,194 1,260,892
Evergy, Inc. 12,463 813,211
Eversource Energy 18,349 1,549,940
Exelon Corp. 53,519 2,425,481
FirstEnergy Corp. 31,180 1,197,000
NextEra Energy, Inc.(a) 109,368 8,471,645
NRG Energy, Inc. 12,158 464,071
Pinnacle West Capital Corp. 6,602 482,738
PPL Corp. 41,966 1,138,538
Southern Co. (The) 59,128 4,216,418
Xcel Energy, Inc. 30,552 2,161,859
34,650,100
Electrical Equipment 0.4%
AMETEK, Inc. 13,055 1,434,614
Eaton Corp. plc 22,042 2,777,072
Emerson Electric Co. 32,923 2,618,695
Generac Holdings, Inc.*(a) 3,495 735,977
Rockwell Automation, Inc. 6,540 1,303,487
8,869,845
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A 32,485 2,091,384
CDW Corp. 7,555 1,190,366
Corning, Inc. 42,595 1,342,169
Keysight Technologies, Inc.* 10,338 1,425,093
TE Connectivity Ltd. 17,611 1,992,685
Teledyne Technologies, Inc.* 2,501 938,150
Trimble, Inc.* 13,779 802,351
Zebra Technologies Corp.,
Class A* 2,856 839,521
10,621,719
Energy Equipment & Services 0.3%
Baker Hughes Co.(a) 51,514 1,487,209
Halliburton Co. 49,584 1,554,954

16 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 78,965 2,823,789
5,865,952
Entertainment 1.1%
Activision Blizzard, Inc. 42,726 3,326,646
Electronic Arts, Inc. 15,873 1,930,951
Live Nation Entertainment,
Inc.*(a) 7,699 635,784
Netflix, Inc.* 24,722 4,323,136
Take-Two Interactive Software,
Inc.* 8,714 1,067,726
Walt Disney Co. (The)* 100,486 9,485,878
Warner Bros Discovery, Inc.* 123,837 1,661,893
22,432,014
Equity Real Estate Investment Trusts (REITs) 2.5%
Alexandria Real Estate
Equities, Inc. 8,113 1,176,628
American Tower Corp. 25,764 6,585,021
AvalonBay Communities, Inc. 7,453 1,447,745
Boston Properties, Inc. 7,490 666,460
Camden Property Trust 5,836 784,825
Crown Castle International
Corp. 23,854 4,016,537
Digital Realty Trust, Inc.(a) 16,053 2,084,161
Duke Realty Corp. 20,400 1,120,980
Equinix, Inc. 5,094 3,346,860
Equity Residential 19,237 1,389,296
Essex Property Trust, Inc. 3,504 916,331
Extra Space Storage, Inc. 7,520 1,279,302
Federal Realty OP LP 4,108 393,300
Healthpeak Properties, Inc. 29,651 768,257
Host Hotels & Resorts, Inc. 36,965 579,611
Iron Mountain, Inc. 15,098 735,122
Kimco Realty Corp. 35,849 708,735
Mid-America Apartment
Communities, Inc.(a) 6,347 1,108,631
Prologis, Inc. 41,199 4,847,062
Public Storage 8,630 2,698,342
Realty Income Corp. 33,314 2,274,014
Regency Centers Corp. 8,942 530,350
SBA Communications Corp. 6,114 1,956,786
Simon Property Group, Inc. 17,775 1,687,203
UDR, Inc. 16,305 750,682
Ventas, Inc. 21,233 1,092,013
VICI Properties, Inc.(a) 53,059 1,580,628
Vornado Realty Trust 9,863 281,983
Welltower, Inc. 24,994 2,058,256
Weyerhaeuser Co. 42,176 1,396,869
50,261,990
Food & Staples Retailing 1.3%
Costco Wholesale Corp. 24,474 11,729,899
Kroger Co. (The) 36,456 1,725,463
Sysco Corp. 27,804 2,355,277
Walgreens Boots Alliance, Inc. 40,657 1,540,900
Walmart, Inc. 78,080 9,492,966
26,844,505
Food Products 1.0%
Archer-Daniels-Midland Co. 31,610 2,452,936
Campbell Soup Co. 11,920 572,756
Common Stocks
Shares Value ($)
Food Products
Conagra Brands, Inc. 26,166 895,924
General Mills, Inc. 32,905 2,482,682
Hershey Co. (The) 8,222 1,769,046
Hormel Foods Corp. 14,565 689,798
J M Smucker Co. (The)(a) 5,689 728,249
Kellogg Co. 13,396 955,671
Kraft Heinz Co. (The) 39,272 1,497,834
Lamb Weston Holdings, Inc. 8,498 607,267
McCormick & Co., Inc. (Non-
Voting)(a) 13,924 1,159,173
Mondelez International, Inc.,
Class A 77,293 4,799,122
Tyson Foods, Inc., Class A 16,528 1,422,400
20,032,858
Gas Utilities 0.0%
†
Atmos Energy Corp. 7,667 859,471
Health Care Equipment & Supplies 2.4%
Abbott Laboratories 96,750 10,511,887
ABIOMED, Inc.* 2,650 655,902
Align Technology, Inc.* 4,106 971,767
Baxter International, Inc. 27,047 1,737,229
Becton Dickinson and Co. 15,822 3,900,598
Boston Scientific Corp.* 78,235 2,915,818
Cooper Cos., Inc. (The)(a) 2,627 822,566
DENTSPLY SIRONA, Inc. 12,777 456,522
Dexcom, Inc.* 22,018 1,641,002
Edwards Lifesciences Corp.* 34,115 3,243,995
Hologic, Inc.* 13,426 930,422
IDEXX Laboratories, Inc.* 4,790 1,679,997
Intuitive Surgical, Inc.* 19,835 3,981,083
Medtronic plc 74,094 6,649,936
ResMed, Inc. 8,237 1,726,722
STERIS plc 5,550 1,144,133
Stryker Corp. 18,588 3,697,711
Teleflex, Inc. 2,553 627,655
Zimmer Biomet Holdings, Inc. 11,663 1,225,315
48,520,260
Health Care Providers & Services 3.0%
AmerisourceBergen Corp. 8,338 1,179,660
Cardinal Health, Inc. 15,300 799,731
Centene Corp.* 31,820 2,692,290
Cigna Corp. 17,541 4,622,404
CVS Health Corp. 72,281 6,697,558
DaVita, Inc.* 3,244 259,390
Elevance Health, Inc. 13,336 6,435,687
HCA Healthcare, Inc. 12,617 2,120,413
Henry Schein, Inc.* 8,170 626,966
Humana, Inc. 7,041 3,295,681
Laboratory Corp. of America
Holdings 5,020 1,176,487
McKesson Corp. 8,053 2,626,969
Molina Healthcare, Inc.* 3,372 942,845
Quest Diagnostics, Inc. 6,434 855,593
UnitedHealth Group, Inc. 51,983 26,700,028
Universal Health Services,
Inc., Class B(a) 3,747 377,361
61,409,063

NVIT BNY Mellon Dynamic U.S. Core Fund - June 30, 2022 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 1.6%
Booking Holdings, Inc.* 2,231 3,901,997
Caesars Entertainment, Inc.* 11,665 446,769
Carnival Corp.*(a) 46,761 404,483
Chipotle Mexican Grill, Inc.* 1,519 1,985,728
Darden Restaurants, Inc. 7,151 808,921
Domino's Pizza, Inc. 1,969 767,339
Expedia Group, Inc.* 8,101 768,218
Hilton Worldwide Holdings,
Inc. 15,083 1,680,850
Las Vegas Sands Corp.* 20,094 674,957
Marriott International, Inc.,
Class A 14,925 2,029,949
McDonald's Corp. 41,242 10,181,825
MGM Resorts International 18,007 521,303
Norwegian Cruise Line
Holdings Ltd.*(a) 21,647 240,715
Penn National Gaming,
Inc.*(a) 9,710 295,378
Royal Caribbean Cruises
Ltd.*(a) 13,089 456,937
Starbucks Corp. 63,864 4,878,571
Wynn Resorts Ltd.*(a) 6,157 350,826
Yum! Brands, Inc. 15,691 1,781,085
32,175,851
Household Durables 0.3%
DR Horton, Inc. 18,325 1,212,932
Garmin Ltd. 7,940 780,105
Lennar Corp., Class A(a) 13,434 948,037
Mohawk Industries, Inc.* 2,566 318,415
Newell Brands, Inc. 22,165 422,022
NVR, Inc.* 180 720,745
PulteGroup, Inc. 13,879 550,025
Whirlpool Corp. 3,235 501,004
5,453,285
Household Products 1.4%
Church & Dwight Co., Inc. 13,514 1,252,207
Clorox Co. (The) 6,741 950,346
Colgate-Palmolive Co. 46,953 3,762,814
Kimberly-Clark Corp. 19,047 2,574,202
Procter & Gamble Co. (The) 133,011 19,125,652
27,665,221
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The)(a) 34,720 729,467
Industrial Conglomerates 0.7%
3M Co. 31,232 4,041,733
General Electric Co. 60,971 3,882,024
Honeywell International, Inc. 37,777 6,566,020
14,489,777
Insurance 1.9%
Aflac, Inc. 33,081 1,830,372
Allstate Corp. (The) 15,009 1,902,091
American International Group,
Inc. 43,558 2,227,121
Aon plc, Class A 11,797 3,181,415
Arthur J Gallagher & Co. 11,700 1,907,568
Assurant, Inc. 3,086 533,415
Brown & Brown, Inc. 12,057 703,405
Common Stocks
Shares Value ($)
Insurance
Chubb Ltd. 23,863 4,690,988
Cincinnati Financial Corp. 8,020 954,220
Everest Re Group Ltd. 2,000 560,560
Globe Life, Inc. 5,493 535,403
Hartford Financial Services
Group, Inc. (The) 17,754 1,161,644
Lincoln National Corp. 9,086 424,952
Loews Corp. 10,873 644,334
Marsh & McLennan Cos., Inc. 27,867 4,326,352
MetLife, Inc. 38,735 2,432,171
Principal Financial Group, Inc.
(a) 13,650 911,683
Progressive Corp. (The) 31,952 3,715,059
Prudential Financial, Inc. 21,202 2,028,607
Travelers Cos., Inc. (The) 13,434 2,272,092
W R Berkley Corp. 11,292 770,792
Willis Towers Watson plc 6,190 1,221,844
38,936,088
Interactive Media & Services 4.5%
Alphabet, Inc., Class A* 16,599 36,173,537
Alphabet, Inc., Class C* 15,330 33,533,608
Match Group, Inc.*(a) 16,139 1,124,727
Meta Platforms, Inc., Class A* 126,912 20,464,560
Twitter, Inc.* 42,148 1,575,914
92,872,346
Internet & Direct Marketing Retail 2.6%
Amazon.com, Inc.* 484,545 51,463,525
eBay, Inc. 30,990 1,291,353
Etsy, Inc.*(a) 7,383 540,509
53,295,387
IT Services 3.8%
Accenture plc, Class A 34,882 9,684,987
Akamai Technologies, Inc.*(a) 8,641 789,183
Automatic Data Processing,
Inc. 22,950 4,820,418
Broadridge Financial
Solutions, Inc. 6,382 909,754
Cognizant Technology
Solutions Corp., Class A 28,442 1,919,551
DXC Technology Co.* 14,787 448,194
EPAM Systems, Inc.* 3,134 923,841
Fidelity National Information
Services, Inc. 33,449 3,066,270
Fiserv, Inc.* 32,620 2,902,201
FleetCor Technologies, Inc.* 4,464 937,931
Gartner, Inc.* 4,564 1,103,712
Global Payments, Inc. 15,781 1,746,010
International Business
Machines Corp. 49,852 7,038,604
Jack Henry & Associates, Inc. 3,821 687,856
Mastercard, Inc., Class A 47,635 15,027,890
Paychex, Inc. 18,153 2,067,082
PayPal Holdings, Inc.* 63,768 4,453,557
VeriSign, Inc.* 5,386 901,239
Visa, Inc., Class A(a) 91,083 17,933,332
77,361,612

18 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Leisure Products 0.0%
†
Hasbro, Inc. 7,562 619,176
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc. 16,292 1,935,001
Bio-Rad Laboratories, Inc.,
Class A* 1,259 623,205
Bio-Techne Corp. 2,270 786,873
Charles River Laboratories
International, Inc.* 2,951 631,425
Danaher Corp. 35,830 9,083,622
Illumina, Inc.* 8,611 1,587,524
IQVIA Holdings, Inc.* 10,363 2,248,667
Mettler-Toledo International,
Inc.* 1,300 1,493,401
PerkinElmer, Inc. 6,733 957,567
Thermo Fisher Scientific, Inc. 21,749 11,815,797
Waters Corp.* 3,287 1,087,931
West Pharmaceutical
Services, Inc. 4,150 1,254,836
33,505,849
Machinery 1.3%
Caterpillar, Inc. 29,697 5,308,636
Cummins, Inc. 8,018 1,551,724
Deere & Co. 15,392 4,609,442
Dover Corp. 8,018 972,744
Fortive Corp. 19,377 1,053,721
IDEX Corp. 3,907 709,628
Illinois Tool Works, Inc.(a) 15,579 2,839,273
Ingersoll Rand, Inc.(a) 21,502 904,804
Nordson Corp. 3,105 628,576
Otis Worldwide Corp. 23,901 1,689,084
PACCAR, Inc. 19,031 1,567,012
Parker-Hannifin Corp. 6,954 1,711,032
Pentair plc 9,695 443,740
Snap-on, Inc. 2,719 535,725
Stanley Black & Decker, Inc. 8,255 865,619
Westinghouse Air Brake
Technologies Corp. 10,377 851,744
Xylem, Inc. 9,383 733,563
26,976,067
Media 0.8%
Charter Communications, Inc.,
Class A* 6,374 2,986,410
Comcast Corp., Class A 247,492 9,711,586
DISH Network Corp., Class
A*(a) 14,567 261,186
Fox Corp., Class A 16,219 521,603
Fox Corp., Class B 7,090 210,573
Interpublic Group of Cos., Inc.
(The) 23,062 634,897
News Corp., Class A 22,880 356,471
News Corp., Class B 5,435 86,362
Omnicom Group, Inc. 11,762 748,181
Paramount Global, Class B(a) 31,928 787,983
16,305,252
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 80,986 2,369,650
Newmont Corp. 44,101 2,631,507
Common Stocks
Shares Value ($)
Metals & Mining
Nucor Corp. 14,824 1,547,774
6,548,931
Multiline Retail 0.4%
Dollar General Corp. 12,699 3,116,843
Dollar Tree, Inc.* 12,251 1,909,318
Target Corp. 25,609 3,616,759
8,642,920
Multi-Utilities 0.8%
Ameren Corp. 14,343 1,296,033
CenterPoint Energy, Inc. 34,731 1,027,343
CMS Energy Corp. 15,624 1,054,620
Consolidated Edison, Inc. 19,983 1,900,383
Dominion Energy, Inc. 44,943 3,586,901
DTE Energy Co. 10,850 1,375,238
NiSource, Inc. 23,022 678,919
Public Service Enterprise
Group, Inc. 28,229 1,786,331
Sempra Energy 17,444 2,621,310
WEC Energy Group, Inc. 17,742 1,785,555
17,112,633
Oil, Gas & Consumable Fuels 3.5%
APA Corp. 19,367 675,908
Chevron Corp. 108,695 15,736,862
ConocoPhillips 71,639 6,433,899
Coterra Energy, Inc.(a) 44,129 1,138,087
Devon Energy Corp. 34,194 1,884,431
Diamondback Energy, Inc. 9,173 1,111,309
EOG Resources, Inc. 32,434 3,582,011
Exxon Mobil Corp. 233,662 20,010,814
Hess Corp. 15,496 1,641,646
Kinder Morgan, Inc. 105,345 1,765,582
Marathon Oil Corp. 38,940 875,371
Marathon Petroleum Corp. 29,808 2,450,516
Occidental Petroleum Corp.(a) 48,661 2,865,160
ONEOK, Inc. 25,154 1,396,047
Phillips 66 26,571 2,178,556
Pioneer Natural Resources
Co. 12,423 2,771,323
Valero Energy Corp. 22,474 2,388,537
Williams Cos., Inc. (The)(a) 68,729 2,145,032
71,051,091
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 12,687 3,230,998
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co. 117,765 9,067,905
Catalent, Inc.* 10,248 1,099,508
Eli Lilly & Co. 43,821 14,208,083
Johnson & Johnson 145,300 25,792,203
Merck & Co., Inc. 140,446 12,804,462
Organon & Co. 14,879 502,166
Pfizer, Inc. 309,789 16,242,237
Viatris, Inc. 70,625 739,444
Zoetis, Inc. 26,196 4,502,830
84,958,838
Professional Services 0.3%
Equifax, Inc. 6,853 1,252,591

NVIT BNY Mellon Dynamic U.S. Core Fund - June 30, 2022 (Unaudited) - Statement of Investments - 19
Common Stocks
Shares Value ($)
Professional Services
Jacobs Engineering Group,
Inc. 6,895 876,561
Leidos Holdings, Inc. 7,672 772,647
Nielsen Holdings plc 21,075 489,362
Robert Half International, Inc. 5,613 420,358
Verisk Analytics, Inc. 8,532 1,476,804
5,288,323
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 18,745 1,379,819
Road & Rail 0.8%
CSX Corp. 122,416 3,557,409
JB Hunt Transport Services,
Inc. 4,606 725,307
Norfolk Southern Corp. 13,367 3,038,185
Old Dominion Freight Line,
Inc.(a) 4,931 1,263,717
Union Pacific Corp. 34,701 7,401,029
15,985,647
Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices, Inc.* 90,152 6,893,923
Analog Devices, Inc. 29,073 4,247,275
Applied Materials, Inc. 49,354 4,490,227
Broadcom, Inc. 22,611 10,984,650
Enphase Energy, Inc.*(a) 7,314 1,427,985
Intel Corp. 224,745 8,407,710
KLA Corp. 8,222 2,623,476
Lam Research Corp. 7,744 3,300,106
Microchip Technology, Inc. 31,098 1,806,172
Micron Technology, Inc. 61,804 3,416,525
Monolithic Power Systems,
Inc. 2,518 967,013
NVIDIA Corp. 138,585 21,008,100
NXP Semiconductors NV 14,505 2,147,175
ON Semiconductor Corp.* 23,680 1,191,341
Qorvo, Inc.* 6,016 567,429
QUALCOMM, Inc. 62,175 7,942,235
Skyworks Solutions, Inc. 9,177 850,157
SolarEdge Technologies,
Inc.*(a) 2,886 789,841
Teradyne, Inc.(a) 9,033 808,905
Texas Instruments, Inc. 50,962 7,830,311
91,700,556
Software 7.8%
Adobe, Inc.* 26,269 9,616,030
ANSYS, Inc.* 4,892 1,170,607
Autodesk, Inc.* 11,962 2,056,986
Cadence Design Systems,
Inc.* 15,069 2,260,802
Ceridian HCM Holding, Inc.* 7,900 371,932
Citrix Systems, Inc. 7,265 705,940
Fortinet, Inc.* 36,760 2,079,881
Intuit, Inc. 15,538 5,988,967
Microsoft Corp. 414,288 106,401,587
NortonLifeLock, Inc. 30,045 659,788
Oracle Corp. 86,599 6,050,672
Paycom Software, Inc.* 2,616 732,794
PTC, Inc.* 6,173 656,437
Roper Technologies, Inc. 5,753 2,270,421
Common Stocks
Shares Value ($)
Software
Salesforce, Inc.* 54,999 9,077,035
ServiceNow, Inc.* 11,038 5,248,790
Synopsys, Inc.* 8,626 2,619,716
Tyler Technologies, Inc.* 2,113 702,530
158,670,915
Specialty Retail 1.8%
Advance Auto Parts, Inc. 3,456 598,199
AutoZone, Inc.* 1,110 2,385,523
Bath & Body Works, Inc. 13,606 366,274
Best Buy Co., Inc.(a) 11,063 721,197
CarMax, Inc.*(a) 8,905 805,724
Home Depot, Inc. (The) 57,284 15,711,283
Lowe's Cos., Inc. 36,606 6,393,970
O'Reilly Automotive, Inc.* 3,646 2,303,397
Ross Stores, Inc. 18,891 1,326,715
TJX Cos., Inc. (The) 64,743 3,615,897
Tractor Supply Co. 6,271 1,215,633
Ulta Beauty, Inc.* 3,032 1,168,775
36,612,587
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc. 851,454 116,410,791
Hewlett Packard Enterprise
Co. 72,669 963,591
HP, Inc.(a) 58,832 1,928,513
NetApp, Inc. 11,712 764,091
Seagate Technology Holdings
plc(a) 10,740 767,265
Western Digital Corp.* 17,895 802,233
121,636,484
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B 70,346 7,189,361
PVH Corp. 4,178 237,728
Ralph Lauren Corp. 2,288 205,119
Tapestry, Inc. 13,317 406,435
VF Corp. 17,190 759,283
8,797,926
Tobacco 0.6%
Altria Group, Inc. 99,929 4,174,034
Philip Morris International, Inc. 85,539 8,446,121
12,620,155
Trading Companies & Distributors 0.2%
Fastenal Co. 32,409 1,617,857
United Rentals, Inc.*(a) 3,923 952,936
WW Grainger, Inc. 2,383 1,082,907
3,653,700
Water Utilities 0.1%
American Water Works Co.,
Inc. 10,219 1,520,281
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 32,414 4,360,980
Total Common Stocks
(cost $1,400,642,231) 1,766,541,345

20 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Purchased Options 0.2%
Number of
Contracts Value ($)
Call Options 0.2%
Future Equity Index Options: 0.2%
S&P 500 E-Mini Index
7/15/2022 at USD 3,800.00,
European Style
Notional Amount: USD
112,804,324
Exchange Traded
*
596 2,242,450
S&P 500 E-Mini Index
7/15/2022 at USD 4,700.00,
European Style
Notional Amount: USD
210,467,128
Exchange Traded
*
1,112 2,780
S&P 500 E-Mini Index
9/16/2022 at USD 4,175.00,
American Style
Notional Amount: USD
206,303,210
Exchange Traded
*
1,090 1,648,625
Total Purchased Options
(cost $28,739,067) 3,893,855
Short-Term Investments 9.4%
Shares
U.S. Treasury Obligation 9.4%
U.S. Treasury Bills
1.37% 12/1/2022(a) 175,000,000 173,360,960
1.30% 9/15/2022(b) 18,823,000 18,760,215
Total U.S. Treasury
Obligation
(cost $192,756,108) 192,121,175
Total Short-Term Investment
(cost $192,756,108) 192,121,175
Repurchase Agreement 0.0%
†
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $31,020,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072;
total market value
$31,638.(c)(d) 31,018 31,018
Total Repurchase Agreement
(cost $31,018) 31,018
Total Investments
(cost $1,622,168,424) — 95.9% 1,962,587,393
Other assets in excess of liabilities — 4.1% 84,356,543
NET ASSETS — 100.0%
$ 2,046,943,936
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2022. The total value of securities on loan as of June 30,
2022 was $58,804,914, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $31,018 and by $60,521,899 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 7.63%, and maturity dates ranging from
7/31/2022 – 5/15/2052, a total value of $60,552,917.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $31,018.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar
Futures contracts outstanding as of June 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 1,130 9/2022 USD 214,106,750 (6,271,541)
U.S. Treasury Long Bond 1,296 9/2022 USD 179,658,000 (2,778,922)
Net contracts (9,050,463)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - June 30, 2022 (Unaudited) - Statement of Investments - 21
Common Stocks 87.3%
Shares Value ($)
Aerospace & Defense 5.9%
Howmet Aerospace, Inc. 221,920 6,979,384
L3Harris Technologies, Inc. 26,261 6,347,284
Northrop Grumman Corp. 9,796 4,688,072
Raytheon Technologies Corp. 143,785 13,819,176
31,833,916
Automobiles 0.7%
General Motors Co.* 114,507 3,636,742
Banks 6.8%
Bank of America Corp. 243,774 7,588,685
Comerica, Inc. 173,169 12,707,141
JPMorgan Chase & Co. 83,791 9,435,704
US Bancorp 155,636 7,162,369
36,893,899
Beverages 0.7%
PepsiCo, Inc. 23,270 3,878,178
Biotechnology 2.1%
AbbVie, Inc. 75,885 11,622,547
Capital Markets 6.0%
Ameriprise Financial, Inc. 30,519 7,253,756
CME Group, Inc. 27,034 5,533,860
Goldman Sachs Group, Inc.
(The) 16,732 4,969,738
LPL Financial Holdings, Inc.(a) 22,219 4,098,961
Morgan Stanley 141,232 10,742,106
32,598,421
Communications Equipment 2.3%
Cisco Systems, Inc. 286,143 12,201,138
Construction & Engineering 1.0%
Quanta Services, Inc.(a) 44,810 5,616,485
Diversified Financial Services 4.6%
Berkshire Hathaway, Inc.,
Class B* 66,151 18,060,546
Voya Financial, Inc.(a) 111,935 6,663,491
24,724,037
Electric Utilities 4.2%
Constellation Energy Corp. 225,111 12,889,856
Exelon Corp. 213,780 9,688,509
22,578,365
Electrical Equipment 2.9%
Eaton Corp. plc 57,114 7,195,793
Hubbell, Inc. 46,395 8,285,219
15,481,012
Electronic Equipment, Instruments & Components 0.8%
Corning, Inc. 142,330 4,484,818
Energy Equipment & Services 0.5%
Halliburton Co. 89,160 2,796,058
Health Care Equipment & Supplies 4.6%
Becton Dickinson and Co.(a) 55,162 13,599,088
Medtronic plc 124,147 11,142,193
24,741,281
Health Care Providers & Services 4.1%
Laboratory Corp. of America
Holdings 13,807 3,235,809
McKesson Corp. 21,111 6,886,619
Common Stocks
Shares Value ($)
Health Care Providers & Services
UnitedHealth Group, Inc. 23,810 12,229,530
22,351,958
Hotels, Restaurants & Leisure 1.3%
International Game
Technology plc(a) 370,244 6,871,729
Independent Power and Renewable Electricity Producers
1.3%
AES Corp. (The)(a) 200,773 4,218,241
NextEra Energy Partners
LP(a) 37,937 2,813,408
7,031,649
Insurance 8.4%
Aon plc, Class A 25,131 6,777,328
Assurant, Inc. 66,417 11,480,178
Chubb Ltd. 58,865 11,571,682
Hartford Financial Services
Group, Inc. (The) 75,391 4,932,833
MetLife, Inc. 171,782 10,786,192
45,548,213
Interactive Media & Services 0.9%
Alphabet, Inc., Class A* 2,268 4,942,562
Life Sciences Tools & Services 1.2%
Danaher Corp. 25,698 6,514,957
Machinery 2.0%
Caterpillar, Inc. 29,375 5,251,075
Ingersoll Rand, Inc.(a) 132,467 5,574,211
10,825,286
Media 2.6%
Comcast Corp., Class A 270,150 10,600,686
Interpublic Group of Cos., Inc.
(The) 129,185 3,556,463
14,157,149
Metals & Mining 0.9%
Freeport-McMoRan, Inc. 160,181 4,686,896
Oil, Gas & Consumable Fuels 8.7%
ConocoPhillips 57,181 5,135,426
Devon Energy Corp. 36,399 2,005,949
EQT Corp. 82,709 2,845,190
Exxon Mobil Corp. 190,591 16,322,213
Hess Corp. 58,111 6,156,279
Marathon Petroleum Corp. 89,048 7,320,636
Valero Energy Corp.(a) 66,198 7,035,523
46,821,216
Pharmaceuticals 6.4%
Eli Lilly & Co. 27,614 8,953,287
Merck & Co., Inc. 124,722 11,370,905
Organon & Co.(a) 112,810 3,807,338
Sanofi, ADR-FR 204,967 10,254,499
34,386,029
Road & Rail 1.2%
Norfolk Southern Corp. 29,239 6,645,732
Semiconductors & Semiconductor Equipment 1.5%
Applied Materials, Inc. 31,867 2,899,260

22 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
QUALCOMM, Inc. 41,219 5,265,315
8,164,575
Software 0.9%
Dolby Laboratories, Inc., Class
A 68,741 4,919,106
Technology Hardware, Storage & Peripherals 1.2%
Hewlett Packard Enterprise
Co.(a) 483,266 6,408,107
Tobacco 1.1%
British American Tobacco plc,
ADR-UK 138,551 5,945,223
Wireless Telecommunication Services 0.5%
Vodafone Group plc,
ADR-UK(a) 175,438 2,733,324
Total Common Stocks
(cost $407,919,581) 472,040,608
Purchased Options 0.2%
Number of
Contracts
Call Options 0.2%
Future Equity Index Options: 0.2%
S&P 500 E-Mini Index
7/15/2022 at USD 3,800.00,
European Style
Notional Amount: USD
28,768,888
Exchange Traded
*
152 571,900
S&P 500 E-Mini Index
7/15/2022 at USD 4,700.00,
European Style
Notional Amount: USD
52,427,513
Exchange Traded
*
277 693
S&P 500 E-Mini Index
9/16/2022 at USD 4,175.00,
American Style
Notional Amount: USD
55,266,548
Exchange Traded
*
292 441,650
Total Purchased Options
(cost $7,074,719) 1,014,243
Short-Term Investments 3.6%
Shares
U.S. Treasury Obligation 3.6%
U.S. Treasury Bills
0.43% 12/1/2022 16,000,000 15,850,145
1.47% 9/15/2022(b) 3,797,000 3,784,335
Total U.S. Treasury
Obligation
(cost $19,654,392) 19,634,480
Total Short-Term Investment
(cost $19,654,392) 19,634,480
Repurchase Agreements 1.5%
Principal
Amount ($) Value ($)
Bank of America NA,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $500,022,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
2/1/2043 - 6/1/2045; total
market value $510,000.
(c)(d) 500,000 500,000
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $3,506,219,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072;
total market value
$3,576,189.(c)(d) 3,506,067 3,506,067
MetLife, Inc.,
1.50%, dated 6/30/2022,
due 7/1/2022, repurchase
price $2,000,084,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 1.50%, maturing
2/29/2024 - 11/15/2047;
total market value
$2,040,901.(c)(d) 2,000,000 2,000,000
Pershing LLC,
1.58%, dated 6/30/2022,
due 7/1/2022, repurchase
price $2,000,088,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.50%, maturing
10/25/2022 - 5/20/2072;
total market value
$2,040,000.(c)(d) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $8,006,067) 8,006,067
Total Investments
(cost $442,654,759) — 92.6% 500,695,398
Other assets in excess of liabilities — 7.4% 40,237,345
NET ASSETS — 100.0%
$ 540,932,743

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - June 30, 2022 (Unaudited) - Statement of Investments - 23
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2022. The total value of securities on loan as of June
30, 2022 was $35,111,078, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $8,006,067 and by $28,128,390 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.00%, and maturity dates ranging from
7/31/2022 – 5/15/2052, a total value of $36,134,457.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $8,006,067.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
FR France
UK United Kingdom
Currency:
USD United States Dollar
Futures contracts outstanding as of June 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 790 9/2022 USD 56,315,150 (2,170,008)
U.S. Treasury Long Bond 344 9/2022 USD 47,687,000 (737,926)
Total long contracts (2,907,934)
Short Contracts
S&P 500 E-Mini Index (125) 9/2022 USD (23,684,375) 693,516
Total short contracts 693,516
Net contracts (2,214,418)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

24 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT BNY Mellon Sustainable U.S. Equity Fund
Common Stocks 99.1%
Shares Value ($)
Banks 4.8%
Citigroup, Inc. 22,490 1,034,315
First Republic Bank 12,249 1,766,306
JPMorgan Chase & Co. 18,505 2,083,848
4,884,469
Beverages 3.6%
PepsiCo, Inc. 21,766 3,627,522
Biotechnology 2.3%
AbbVie, Inc. 15,149 2,320,221
Building Products 2.2%
Trane Technologies plc 17,055 2,214,933
Capital Markets 2.6%
Goldman Sachs Group, Inc.
(The) 8,805 2,615,261
Chemicals 4.3%
Albemarle Corp. 12,284 2,567,110
Ecolab, Inc. 11,475 1,764,396
4,331,506
Diversified Telecommunication Services 2.9%
Verizon Communications, Inc. 57,133 2,899,500
Electric Utilities 4.4%
Eversource Energy 25,088 2,119,183
NextEra Energy, Inc. 30,734 2,380,656
4,499,839
Electronic Equipment, Instruments & Components 2.2%
TE Connectivity Ltd. 19,865 2,247,725
Food & Staples Retailing 3.3%
Costco Wholesale Corp. 6,964 3,337,706
Health Care Equipment & Supplies 9.9%
Abbott Laboratories 21,090 2,291,429
Cooper Cos., Inc. (The) 8,095 2,534,706
Edwards Lifesciences Corp.* 24,836 2,361,655
Medtronic plc 31,193 2,799,572
9,987,362
Insurance 3.1%
Chubb Ltd. 15,701 3,086,503
Interactive Media & Services 4.5%
Alphabet, Inc., Class A* 2,081 4,535,040
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail 4.7%
Amazon.com, Inc.* 44,502 4,726,557
IT Services 7.9%
Accenture plc, Class A 12,721 3,531,986
Fidelity National Information
Services, Inc. 16,898 1,549,040
Mastercard, Inc., Class A 9,343 2,947,529
8,028,555
Machinery 2.2%
Ingersoll Rand, Inc. 53,637 2,257,045
Multi-Utilities 2.0%
CMS Energy Corp. 30,598 2,065,365
Pharmaceuticals 3.9%
Eli Lilly & Co. 8,218 2,664,522
Merck & Co., Inc. 14,073 1,283,036
3,947,558
Road & Rail 1.9%
Norfolk Southern Corp. 8,483 1,928,101
Semiconductors & Semiconductor Equipment 4.7%
Applied Materials, Inc. 10,253 932,818
SolarEdge Technologies, Inc.* 5,068 1,387,010
Texas Instruments, Inc. 15,787 2,425,673
4,745,501
Software 12.4%
Intuit, Inc. 6,679 2,574,354
Microsoft Corp. 28,451 7,307,070
Salesforce, Inc.* 15,936 2,630,077
12,511,501
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc. 50,591 6,916,801
Textiles, Apparel & Luxury Goods 2.5%
NIKE, Inc., Class B 25,116 2,566,855
Total Investments
(cost $82,865,656) — 99.1% 100,281,426
Other assets in excess of liabilities — 0.9% 954,852
NET ASSETS — 100.0%
$ 101,236,278
* Denotes a non-income producing security.
The accompanying notes are an integral part of these financial statements.

NVIT J.P. Morgan Digital Evolution Strategy Fund - June 30, 2022 (Unaudited) - Statement of Investments - 25
Common Stocks 96.5%
Shares Value ($)
Communications Equipment 1.8%
Arista Networks, Inc.* 515 48,276
Interactive Media & Services 11.7%
Alphabet, Inc., Class A* 88 191,775
Match Group, Inc.* 586 40,838
Meta Platforms, Inc., Class A* 316 50,955
ZoomInfo Technologies, Inc.,
Class A* 912 30,315
313,883
Internet & Direct Marketing Retail 13.7%
Alibaba Group Holding Ltd.,
ADR-CN* 466 52,975
Amazon.com, Inc.* 2,947 313,001
365,976
IT Services 16.8%
FleetCor Technologies, Inc.* 209 43,913
MongoDB, Inc.* 135 35,032
Pagseguro Digital Ltd., Class
A* 3,261 33,393
PayPal Holdings, Inc.* 651 45,466
Shift4 Payments, Inc., Class
A* 1,391 45,986
Snowflake, Inc., Class A* 283 39,354
Twilio, Inc., Class A* 406 34,027
Visa, Inc., Class A 876 172,476
449,647
Road & Rail 1.3%
Lyft, Inc., Class A* 2,650 35,192
Semiconductors & Semiconductor Equipment 19.0%
Advanced Micro Devices, Inc.* 1,212 92,682
Analog Devices, Inc. 406 59,313
Lam Research Corp. 88 37,501
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Marvell Technology, Inc. 1,153 50,190
NVIDIA Corp. 763 115,663
NXP Semiconductors NV 427 63,209
SolarEdge Technologies, Inc.* 181 49,536
Wolfspeed, Inc.* 642 40,735
508,829
Software 25.0%
Confluent, Inc., Class A* 1,318 30,630
Crowdstrike Holdings, Inc.,
Class A* 146 24,610
Datadog, Inc., Class A* 336 32,001
Elastic NV* 341 23,075
Freshworks, Inc., Class A* 2,409 31,678
Intuit, Inc. 199 76,702
Microsoft Corp. 749 192,366
Paycom Software, Inc.* 198 55,464
Salesforce, Inc.* 490 80,870
Trade Desk, Inc. (The), Class
A* 981 41,094
Workday, Inc., Class A* 349 48,713
Zoom Video Communications,
Inc., Class A* 313 33,795
670,998
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc. 1,403 191,818
Total Investments
(cost $3,069,992) — 96.5% 2,584,619
Other assets in excess of liabilities — 3.5% 95,125
NET ASSETS — 100.0%
$ 2,679,744
* Denotes a non-income producing security.
ADR American Depositary Receipt
CN China
The accompanying notes are an integral part of these financial statements.

26 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT J.P. Morgan Innovators Fund
Commo n Stocks 94.0%
Shares Value ($)
Aerospace & Defense 2.0%
L3Harris Technologies, Inc. 229 55,349
Automobiles 4.5%
Tesla, Inc.* 188 126,603
Banks 2.5%
Truist Financial Corp. 1,500 71,145
Biotechnology 1.7%
Horizon Therapeutics plc* 604 48,175
Building Products 2.4%
Trane Technologies plc 521 67,662
Capital Markets 2.8%
MarketAxess Holdings, Inc. 63 16,129
S&P Global, Inc. 188 63,367
79,496
Chemicals 2.0%
PPG Industries, Inc. 500 57,170
Electric Utilities 3.7%
NextEra Energy, Inc. 1,355 104,958
Health Care Equipment & Supplies 3.7%
Intuitive Surgical, Inc.* 229 45,962
Zimmer Biomet Holdings, Inc. 563 59,149
105,111
Health Care Providers & Services 5.2%
Elevance Health, Inc. 83 40,054
Humana, Inc. 229 107,188
147,242
Hotels, Restaurants & Leisure 5.7%
Chipotle Mexican Grill, Inc.* 63 82,358
Marriott International, Inc.,
Class A 396 53,860
Travel + Leisure Co. 688 26,708
162,926
Industrial Conglomerates 2.7%
Honeywell International, Inc. 438 76,129
Insurance 2.1%
Progressive Corp. (The) 500 58,135
Interactive Media & Services 5.1%
Alphabet, Inc., Class A* 42 91,529
Bumble, Inc., Class A* 1,917 53,963
145,492
Internet & Direct Marketing Retail 8.1%
Amazon.com, Inc.* 1,667 177,052
JD.com, Inc., ADR-CN 813 52,211
229,263
IT Services 5.7%
Block, Inc., Class A* 688 42,285
Common Stocks
Shares Value ($)
IT Services
Mastercard , Inc., Class A 375 118,305
160,590
Machinery 1.4%
Oshkosh Corp. 479 39,345
Personal Products 2.6%
Estee Lauder Cos., Inc. (The),
Class A 292 74,364
Pharmaceuticals 3.9%
Eli Lilly & Co. 188 60,955
Zoetis, Inc. 292 50,192
111,147
Professional Services 0.9%
Verisk Analytics, Inc. 146 25,271
Road & Rail 2.1%
Uber Technologies, Inc.* 2,938 60,112
Semiconductors & Semiconductor Equipment 8.6%
Advanced Micro Devices, Inc.* 688 52,611
ASML Holding NV
(Registered), NYRS-NL 83 39,498
Marvell Technology, Inc. 959 41,745
NVIDIA Corp. 250 37,898
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 896 73,248
245,000
Software 9.9%
Dynatrace , Inc.* 1,271 50,128
HashiCorp , Inc., Class A* 917 26,997
HubSpot , Inc.* 146 43,895
Lightspeed Commerce, Inc.* 1,688 37,642
Microsoft Corp. 375 96,311
Zscaler , Inc.* 167 24,968
279,941
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc. 625 85,450
Textiles, Apparel & Luxury Goods 1.7%
NIKE, Inc., Class B 479 48,954
Total Investments
(cost $2,992,606) — 94.0% 2,665,030
Other assets in excess of liabilities — 6.0% 169,760
NET ASSETS — 100.0%
$ 2,834,790
* Denotes a non-income producing security.
ADR American Depositary Receipt
CN China
NL Netherlands
NYRS New York Registry Shares
TW Taiwan
The accompanying notes are an integral part of these financial statements.

NVIT J.P. Morgan Large Cap Growth Fund - June 30, 2022 (Unaudited) - Statement of Investments - 27
Common Stocks 93.5%
Shares Value ($)
Air Freight & Logistics 1.6%
United Parcel Service, Inc.,
Class B 284 51,841
Automobiles 3.7%
Tesla, Inc.* 173 116,502
Banks 1.2%
SVB Financial Group* 97 38,314
Beverages 3.4%
Coca-Cola Co. (The) 1,451 91,283
Monster Beverage Corp.* 186 17,242
108,525
Biotechnology 7.9%
AbbVie, Inc. 761 116,555
Alnylam Pharmaceuticals, Inc.* 13 1,896
Amgen, Inc. 163 39,658
Exact Sciences Corp.* 78 3,073
Moderna , Inc.* 18 2,571
Regeneron Pharmaceuticals,
Inc.* 102 60,295
Seagen , Inc.* 147 26,010
250,058
Building Products 0.8%
Trane Technologies plc 198 25,714
Capital Markets 5.2%
Blackstone, Inc. 679 61,945
Charles Schwab Corp. (The) 925 58,442
Morgan Stanley 456 34,683
MSCI, Inc. 20 8,243
163,313
Chemicals 0.8%
Sherwin-Williams Co. (The) 116 25,974
Consumer Finance 0.4%
Capital One Financial Corp. 121 12,607
Electrical Equipment 0.7%
Rockwell Automation, Inc. 115 22,921
Electronic Equipment, Instruments & Components 1.0%
Amphenol Corp., Class A 508 32,705
Health Care Equipment & Supplies 1.2%
ABIOMED, Inc.* 18 4,455
Dexcom , Inc.* 173 12,894
Intuitive Surgical, Inc.* 103 20,673
38,022
Health Care Providers & Services 6.8%
CVS Health Corp. 548 50,778
HCA Healthcare, Inc. 258 43,360
McKesson Corp. 264 86,119
UnitedHealth Group, Inc. 70 35,954
216,211
Hotels, Restaurants & Leisure 1.8%
Airbnb, Inc., Class A* 8 713
Chipotle Mexican Grill, Inc.* 17 22,223
Marriott International, Inc.,
Class A 250 34,003
56,939
Common Stocks
Shares Value ($)
Interactive Media & Services 7.0%
Alphabet, Inc., Class C* 93 203,433
Match Group, Inc.* 47 3,275
Meta Platforms, Inc., Class A* 86 13,867
Snap, Inc., Class A* 51 670
221,245
Internet & Direct Marketing Retail 2.1%
Amazon.com, Inc.* 576 61,177
Etsy, Inc.* 28 2,050
MercadoLibre , Inc.* 2 1,274
Wayfair, Inc., Class A* 11 479
64,980
IT Services 1.7%
Block, Inc., Class A* 17 1,045
Cognizant Technology
Solutions Corp., Class A 460 31,045
International Business
Machines Corp. 119 16,802
MongoDB, Inc.* 22 5,709
Shopify, Inc., Class A* 10 312
54,913
Life Sciences Tools & Services 0.4%
Thermo Fisher Scientific, Inc. 23 12,495
Machinery 2.7%
Deere & Co. 283 84,750
Metals & Mining 1.2%
Freeport-McMoRan, Inc. 1,327 38,828
Multiline Retail 0.7%
Target Corp. 156 22,032
Oil, Gas & Consumable Fuels 1.9%
ConocoPhillips 682 61,250
Personal Products 0.6%
Estee Lauder Cos., Inc. (The),
Class A 79 20,119
Pharmaceuticals 1.8%
Eli Lilly & Co. 170 55,119
Professional Services 1.7%
Equifax, Inc. 104 19,009
Verisk Analytics, Inc. 203 35,137
54,146
Semiconductors & Semiconductor Equipment 5.7%
Advanced Micro Devices, Inc.* 586 44,811
ASML Holding NV
(Registered), NYRS-NL 44 20,939
Enphase Energy, Inc.* 29 5,662
Lam Research Corp. 42 17,898
NVIDIA Corp. 405 61,394
Texas Instruments, Inc. 188 28,886
179,590
Software 14.3%
HubSpot , Inc.* 4 1,203
Intuit, Inc. 80 30,835
Microsoft Corp. 1,100 282,513
Oracle Corp. 956 66,796
Salesforce, Inc.* 158 26,076
Synopsys, Inc.* 134 40,696

28 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT J.P. Morgan Large Cap Growth Fund
Common Stocks
Shares Value ($)
Software
Trade Desk, Inc. (The), Class
A* 30 1,257
Workday, Inc., Class A* 32 4,466
453,842
Specialty Retail 5.7%
AutoZone, Inc.* 46 98,860
Carvana Co.* 21 474
Lowe's Cos., Inc. 464 81,047
180,381
Technology Hardware, Storage & Peripherals 9.0%
Apple, Inc. 2,078 284,104
Textiles, Apparel & Luxury Goods 0.5%
Tapestry, Inc. 529 16,145
Total Investments
(cost $3,268,426) — 93.5% 2,963,585
Other assets in excess of liabilities — 6.5% 205,236
NET ASSETS — 100.0%
$ 3,168,821
* Denotes a non-income pr oducing security.
NL Netherlands
NYRS New York Registry Shares
The accompanying notes are an integral part of these financial statements.

NVIT J.P.Morgan U.S. Equity Fund - June 30, 2022 (Unaudited) - Statement of Investments - 29
Common Stocks 97.3%
Shares Value ($)
Aerospace & Defense 2.1%
Northrop Grumman Corp. 1,921 919,333
Automobiles 1.2%
Tesla, Inc.* 786 529,308
Banks 4.9%
Truist Financial Corp. 22,865 1,084,487
US Bancorp 5,187 238,706
Wells Fargo & Co. 21,064 825,077
2,148,270
Beverages 2.1%
Coca-Cola Co. (The) 14,770 929,181
Biotechnology 6.6%
AbbVie, Inc. 10,811 1,655,813
Regeneron Pharmaceuticals,
Inc.* 1,604 948,172
Vertex Pharmaceuticals, Inc.* 1,052 296,443
2,900,428
Building Products 1.4%
Trane Technologies plc 4,755 617,532
Capital Markets 4.6%
Ameriprise Financial, Inc. 1,933 459,435
Morgan Stanley 11,031 839,018
S&P Global, Inc. 2,146 723,331
2,021,784
Chemicals 2.5%
Eastman Chemical Co. 5,031 451,633
PPG Industries, Inc. 5,726 654,711
1,106,344
Construction Materials 0.9%
Vulcan Materials Co. 2,703 384,096
Diversified Telecommunication Services 2.3%
Verizon Communications, Inc. 20,080 1,019,060
Electric Utilities 4.8%
NextEra Energy, Inc. 18,192 1,409,153
Xcel Energy, Inc. 10,249 725,219
2,134,372
Electrical Equipment 2.5%
Eaton Corp. plc 8,882 1,119,043
Energy Equipment & Services 1.4%
Baker Hughes Co. 20,608 594,953
Equity Real Estate Investment Trusts (REITs) 3.1%
Prologis, Inc. 11,427 1,344,387
Health Care Equipment & Supplies 2.8%
Boston Scientific Corp.* 23,033 858,440
Intuitive Surgical, Inc.* 1,896 380,546
1,238,986
Health Care Providers & Services 3.1%
Centene Corp.* 12,555 1,062,278
UnitedHealth Group, Inc. 630 323,587
1,385,865
Hotels, Restaurants & Leisure 3.9%
Marriott International, Inc.,
Class A 2,307 313,775
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
McDonald's Corp. 5,697 1,406,475
1,720,250
Insurance 0.7%
Progressive Corp. (The) 2,693 313,115
Interactive Media & Services 7.1%
Alphabet, Inc., Class A* 1,226 2,671,773
Meta Platforms, Inc., Class A* 1,995 321,694
Snap, Inc., Class A* 10,634 139,624
3,133,091
Internet & Direct Marketing Retail 3.7%
Amazon.com, Inc.* 15,400 1,635,634
IT Services 2.4%
Mastercard, Inc., Class A 3,415 1,077,364
Machinery 2.5%
Deere & Co. 3,640 1,090,071
Multiline Retail 1.5%
Dollar General Corp. 2,619 642,807
Oil, Gas & Consumable Fuels 1.7%
Pioneer Natural Resources
Co. 3,396 757,580
Pharmaceuticals 2.9%
Bristol-Myers Squibb Co. 16,426 1,264,802
Professional Services 0.9%
Leidos Holdings, Inc. 4,150 417,947
Road & Rail 2.9%
Norfolk Southern Corp. 4,191 952,573
Uber Technologies, Inc.* 15,581 318,787
1,271,360
Semiconductors & Semiconductor Equipment 5.6%
Advanced Micro Devices, Inc.* 7,997 611,531
Analog Devices, Inc. 3,114 454,924
NXP Semiconductors NV 7,935 1,174,618
Teradyne, Inc. 2,381 213,218
2,454,291
Software 8.0%
Microsoft Corp. 13,722 3,524,221
Specialty Retail 1.5%
Lowe's Cos., Inc. 2,328 406,632
O'Reilly Automotive, Inc.* 413 260,917
667,549
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc. 15,209 2,079,374
Textiles, Apparel & Luxury Goods 1.0%
NIKE, Inc., Class B 4,522 462,148
Total Investments
(cost $43,249,510) — 97.3% 42,904,546
Other assets in excess of liabilities — 2.7% 1,186,982
NET ASSETS — 100.0%
$ 44,091,528

30 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT J.P.Morgan U.S. Equity Fund
* Denotes a non-income producing security. REIT Real Estate Investment Trust
Futures contracts outstanding as of June 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 2 9/2022 USD 378,950 (3,542)
Net contracts (3,542)
As of June 30, 2022, the Fund had $42,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT J.P. Morgan US Technology Leaders Fund - June 30, 2022 (Unaudited) - Statement of Investments - 31
Common Stocks 95.3%
Shares Value ($)
Automobiles 3.5%
Tesla, Inc.* 141 94,952
Communications Equipment 1.5%
F5, Inc.* 261 39,943
Electronic Equipment, Instruments & Components 1.4%
Amphenol Corp., Class A 577 37,147
Entertainment 3.6%
Netflix, Inc.* 95 16,613
Take-Two Interactive Software,
Inc.* 349 42,763
Walt Disney Co. (The)* 416 39,270
98,646
Equity Real Estate Investment Trusts (REITs) 1.6%
Equinix , Inc. 28 18,397
SBA Communications Corp. 79 25,284
43,681
Health Care Equipment & Supplies 1.3%
Dexcom , Inc.* 470 35,029
Health Care Technology 0.9%
Veeva Systems, Inc., Class A* 121 23,963
Hotels, Restaurants & Leisure 2.6%
Booking Holdings, Inc.* 40 69,960
Interactive Media & Services 8.7%
Alphabet, Inc., Class C* 64 139,997
Meta Platforms, Inc., Class A* 398 64,178
Snap, Inc., Class A* 825 10,832
Twitter, Inc.* 506 18,919
233,926
Internet & Direct Marketing Retail 3.1%
Amazon.com, Inc.* 603 64,044
MercadoLibre , Inc.* 32 20,380
84,424
IT Services 4.9%
Block, Inc., Class A* 152 9,342
Globant SA* 126 21,924
MongoDB, Inc.* 138 35,811
Okta , Inc.* 271 24,498
Shopify, Inc., Class A* 570 17,807
Snowflake, Inc., Class A* 66 9,178
Twilio , Inc., Class A* 157 13,158
131,718
Road & Rail 1.0%
Uber Technologies, Inc.* 1,292 26,434
Semiconductors & Semiconductor Equipment 29.1%
Advanced Micro Devices, Inc.* 1,248 95,435
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Analog Devices, Inc. 464 67,786
Applied Materials, Inc. 294 26,748
ASML Holding NV
(Registered), NYRS-NL 79 37,595
Enphase Energy, Inc.* 313 61,110
Entegris , Inc. 315 29,021
GLOBALFOUNDRIES, Inc.* 456 18,395
Lam Research Corp. 213 90,770
Marvell Technology, Inc. 999 43,487
MKS Instruments, Inc. 364 37,357
Monolithic Power Systems,
Inc. 102 39,172
NVIDIA Corp. 409 62,000
QUALCOMM, Inc. 453 57,866
Teradyne, Inc. 675 60,446
Universal Display Corp. 185 18,711
Wolfspeed , Inc.* 601 38,133
784,032
Software 29.2%
Confluent, Inc., Class A* 674 15,664
Crowdstrike Holdings, Inc.,
Class A* 127 21,407
Elastic NV* 520 35,189
HubSpot , Inc.* 119 35,777
Intuit, Inc. 154 59,358
Microsoft Corp. 398 102,218
Oracle Corp. 990 69,171
Salesforce, Inc.* 575 94,898
ServiceNow , Inc.* 118 56,111
Synopsys, Inc.* 385 116,925
Trade Desk, Inc. (The), Class
A* 737 30,873
VMware, Inc., Class A 409 46,618
Workday, Inc., Class A* 398 55,553
Zoom Video Communications,
Inc., Class A* 255 27,532
Zscaler , Inc.* 135 20,184
787,478
Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc. 576 78,751
Total Investments
(cost $2,963,534) — 95.3% 2,570,084
Other assets in excess of liabilities — 4.7% 125,742
NET ASSETS — 100.0%
$ 2,695,826
* Denotes a non-income producing security.
NL Netherlands
NYRS New York Registry Shares
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

32 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core Fund
NVIT BNY Mellon
Dynamic U.S. Equity
Income Fund
Assets:
Investment securities, at value
*
$ 1,962,556,375 $ 492,689,331
Repurchase agreements, at value 31,018 8,006,067
Cash 84,260,571 56,556,572
Deposits with broker for futures contracts — 4
Foreign currencies, at value — 12,812
Interest and dividends receivable 1,475,043 694,026
Security lending income receivable 19,942 5,835
Receivable for investments sold — 7,650,635
Receivable for capital shares issued 298,646 —
Reclaims receivable — 55,506
Receivable for variation margin on futures contracts 393,125 332,588
Receivable for reimbursement from investment adviser (Note 3) 59,865 —
Prepaid expenses 12,392 2,935
Total Assets 2,049,106,977 566,006,311
Liabilities:
Payable for investments purchased — 16,187,727
Payable for capital shares redeemed 590,109 296,480
Payable upon return of securities loaned (Note 2) 31,018 8,006,067
Accrued expenses and other payables:
Investment advisory fees 748,201 262,657
Fund administration fees 106,348 77,086
Distribution fees 120,668 51,031
Administrative servicing fees 249,498 87,596
Accounting and transfer agent fees 581 1,037
Trustee fees 2,106 30
Custodian fees 22,782 32,362
Compliance program costs (Note 3) 2,312 576
Professional fees 14,833 27,142
Printing fees 270,786 31,690
Other 3,799 12,087
Total Liabilities 2,163,041 25,073,568
Net Assets $ 2,046,943,936 $ 540,932,743
* Includes value of securities on loan (Note 2) 58,804,914 35,111,078
Cost of investment securities 1,622,137,406 434,648,692
Cost of repurchase agreements 31,018 8,006,067
Cost of foreign currencies — 15,960
Represented by:
Capital $ 1,723,296,524 $ 382,420,424
Total distributable earnings (loss) 323,647,412 158,512,319
Net Assets $ 2,046,943,936 $ 540,932,743

Equity Funds (I) - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 33
NVIT BNY Mellon
Sustainable U.S. Equity
Fund
NVIT J.P. Morgan Digital
Evolution Strategy Fund
NVIT J.P. Morgan
Innovators Fund
$ 100,281,426 $ 2,584,619 $ 2,665,030
— — —
1,022,901 89,732 166,574
— — —
— — —
63,296 524 912
— — —
— — —
45,505 — —
— — —
— — —
5,316 11,619 11,638
566 9,426 9,426
101,419,010 2,695,920 2,853,580
— — 2,504
10,226 2 2
— — —
51,273 1,530 1,640
36,865 5,635 5,638
7,171 — —
7,668 — —
73 34 34
38 77 75
1,513 129 129
120 12 12
17,155 6,530 6,530
48,671 2,089 2,089
1,959 138 137
182,732 16,176 18,790
$ 101,236,278 $ 2,679,744 $ 2,834,790
— — —
82,865,656 3,069,992 2,992,606
— — —
— — —
$ 67,294,174 $ 3,216,624 $ 3,224,384
33,942,104 (536,880) (389,594)
$ 101,236,278 $ 2,679,744 $ 2,834,790

34 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core Fund
NVIT BNY Mellon
Dynamic U.S. Equity
Income Fund
Net Assets:
Class I Shares $ 1,480,141,213 $ 220,182,834
Class II Shares 566,802,723 70,966,613
Class X Shares — 59,390,940
Class Y Shares — —
Class Z Shares — 190,392,356
Total $ 2,046,943,936 $ 540,932,743
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 80,376,307 12,352,977
Class II Shares 31,221,894 4,008,937
Class X Shares — 3,334,355
Class Y Shares — —
Class Z Shares — 10,825,523
Total 111,598,201 30,521,792
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 18 .42 $ 17 .82
Class II Shares $ 18 .15 $ 17 .70
Class X Shares $ — $ 17 .81
Class Y Shares $ — $ —
Class Z Shares $ — $ 17 .59

Equity Funds (I) - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 35
NVIT BNY Mellon
Sustainable U.S. Equity
Fund
NVIT J.P. Morgan Digital
Evolution Strategy Fund
NVIT J.P. Morgan
Innovators Fund
$ 6,950,805 $ — $ —
94,285,473 — —
— — —
— 2,679,744 2,834,790
— — —
$ 101,236,278 $ 2,679,744 $ 2,834,790
564,977 — —
7,674,247 — —
— — —
— 325,484 324,749
— — —
8,239,224 325,484 324,749
$ 12 .30 $ — $ —
$ 12 .29 $ — $ —
$ — $ — $ —
$ — $ 8 .23 $ 8 .73
$ — $ — $ —

36 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Large
Cap Growth Fund
NVIT J.P. Morgan U.S.
Equity Fund
Assets:
Investment securities, at value $ 2,963,585 $ 42,904,546
Cash 198,654 2,043,233
Deposits with broker for futures contracts — 40,675
Interest and dividends receivable 1,838 37,388
Receivable for investments sold — 114,150
Receivable for capital shares issued — 34,656
Receivable for reimbursement from investment adviser (Note 3) 11,528 2,463
Prepaid expenses 9,426 244
Total Assets 3,185,031 45,177,355
Liabilities:
Payable for investments purchased — 945,978
Payable for capital shares redeemed 4 —
Payable for variation margin on futures contracts — 3,189
Accrued expenses and other payables:
Investment advisory fees 1,561 14,223
Fund administration fees 5,639 71,634
Distribution fees — 9,106
Administrative servicing fees — 6,920
Accounting and transfer agent fees 34 908
Trustee fees 75 7
Custodian fees 129 343
Compliance program costs (Note 3) 12 40
Professional fees 6,531 4,593
Printing fees 2,089 27,586
Other 136 1,300
Total Liabilities 16,210 1,085,827
Net Assets $ 3,168,821 $ 44,091,528
Cost of investment securities 3,268,426 43,249,510
Represented by:
Capital $ 3,478,559 $ 45,850,778
Total distributable earnings (loss) (309,738) (1,759,250)
Net Assets $ 3,168,821 $ 44,091,528

Equity Funds (I) - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 37
NVIT J.P. Morgan US
Technology Leaders
Fund
$ 2,570,084
120,297
—
632
—
—
11,631
9,426
2,712,070
—
1
—
1,599
5,637
—
—
34
76
129
12
6,530
2,089
137
16,244
$ 2,695,826
2,963,534
$ 3,130,709
(434,883)
$ 2,695,826

38 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Large
Cap Growth Fund
NVIT J.P. Morgan U.S.
Equity Fund
Net Assets:
Class II Shares $ — $ 44,084,351
Class Y Shares 3,168,821 7,177
Total $ 3,168,821 $ 44,091,528
Shares Outstanding (unlimited number of shares authorized):
Class II Shares — 3,271,790
Class Y Shares 351,843 535
Total 351,843 3,272,325
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ — $ 13 .47
Class Y Shares $ 9 .01 $ 13 .41

Equity Funds (I) - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 39
NVIT J.P. Morgan US
Technology Leaders
Fund
$ —
2,695,826
$ 2,695,826
—
313,992
313,992
$ —
$ 8 .59

40 - Statements of Operations - For the Six Months Ended June 30, 2022 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core
Fund
NVIT BNY Mellon
Dynamic U.S. Equity
Income Fund
INVESTMENT INCOME:
Dividend income $ 15,870,283 $ 5,878,758
Interest income 589,300 133,399
Income from securities lending (Note 2) 62,595 24,362
European Union tax reclaims — 12,690
Foreign tax withholding (3,745) (44,754)
Total Income 16,518,433 6,004,455
EXPENSES:
Investment advisory fees 5,563,796 1,658,708
Fund administration fees 352,187 94,210
Distribution fees Class II Shares 832,534 98,372
Distribution fees Class Z Shares — 246,285
Administrative servicing fees Class I Shares 1,293,092 305,820
Administrative servicing fees Class II Shares 499,523 98,372
Administrative servicing fees Class X Shares — 38,852
Administrative servicing fees Class Z Shares — 118,217
Professional fees 54,670 16,519
Printing fees 95,236 33,523
Trustee fees 34,718 9,121
Custodian fees 42,238 1,584
Accounting and transfer agent fees 911 234
Compliance program costs (Note 3) 4,787 1,169
Other 27,361 2,574
Total expenses before fees waived and expenses reimbursed 8,801,053 2,723,560
Distribution fees waived - Class II (Note 3) — (31,479)
Investment advisory fees waived (Note 3) (454,130) —
Investment advisory fees voluntarily waived (Note 3) — —
Expenses reimbursed by adviser (Note 3) (206,038) —
Net Expenses 8,140,885 2,692,081
NET INVESTMENT INCOME/(LOSS) 8,377,548 3,312,374
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (68,282,202) 31,717,190
Expiration or closing of futures contracts (Note 2) (72,832,075) (7,836,362)
Foreign currency transactions (Note 2) – (4)
Net realized gains (losses) (141,114,277) 23,880,824
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (483,126,221) (85,703,239)
Futures contracts (Note 2) (24,015,187) (4,337,084)
Translation of assets and liabilities denominated in foreign currencies (Note 2) — (5,998)
Net change in unrealized appreciation/depreciation (507,141,408) (90,046,321)
Net realized/unrealized gains (losses) (648,255,685) (66,165,497)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (639,878,137) $ (62,853,123)
(a) For the period from April 28, 2022 (commencement of operations) through June 30, 2022.

Equity Funds (I) - For the Six Months Ended June 30, 2022 (Unaudited) - Statements of Operations - 41
NVIT BNY Mellon
Sustainable U.S.
Equity Fund
NVIT J.P. Morgan
Digital Evolution
Strategy Fund(a)
$ 760,172 $ 1,967
472 200
— —
— —
— (51)
760,644 2,116
379,193 3,523
54,869 5,691
135,593 —
— —
4,891 —
27,119 —
— —
— —
13,947 16,271
17,354 2,090
1,829 99
3,090 130
3,768 35
236 12
912 146
642,801 27,997
(86,780) —
(29,170) —
— (124)
(20,564) (24,885)
506,287 2,988
254,357 (872)
9,004,038 (50,635)
— —
(762) —
9,003,276 (50,635)
(39,549,861) (485,373)
— —
— —
(39,549,861) (485,373)
(30,546,585) (536,008)
$ (30,292,228) $ (536,880)

42 - Statements of Operations - For the Six Months Ended June 30, 2022 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan
Innovators Fund(a)
NVIT J.P. Morgan
Large Cap Growth
Fund(a)
INVESTMENT INCOME:
Dividend income $ 5,189 $ 6,429
Interest income 390 451
Income from securities lending (Note 2) — —
Foreign tax withholding (132) (23)
Total Income 5,447 6,857
EXPENSES:
Investment advisory fees 3,717 3,255
Fund administration fees 5,696 5,697
Distribution fees Class II Shares — —
Administrative servicing fees Class II Shares — —
Professional fees 16,271 16,271
Printing fees 2,090 2,090
Trustee fees 99 99
Custodian fees 130 130
Accounting and transfer agent fees 35 35
Compliance program costs (Note 3) 12 12
Other 147 146
Total expenses before fees waived and expenses reimbursed 28,197 27,735
Investment advisory fees voluntarily waived (Note 3) (131) —
Expenses reimbursed by adviser (Note 3) (24,916) (24,548)
Net Expenses 3,150 3,187
NET INVESTMENT INCOME/(LOSS) 2,297 3,670
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (64,315) (8,567)
Expiration or closing of futures contracts (Note 2) — —
Net realized gains (losses) (64,315) (8,567)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (327,576) (304,841)
Futures contracts (Note 2) — —
Net change in unrealized appreciation/depreciation (327,576) (304,841)
Net realized/unrealized gains (losses) (391,891) (313,408)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (389,594) $ (309,738)
(a) For the period from April 28, 2022 (commencement of operations) through June 30, 2022.

Equity Funds (I) - For the Six Months Ended June 30, 2022 (Unaudited) - Statements of Operations - 43
NVIT J.P. Morgan
U.S. Equity Fund
NVIT J.P. Morgan US
Technology Leaders
Fund(a)
$ 323,250 $ 2,219
2,642 283
118 —
(1,838) (41)
324,172 2,461
86,178 3,659
41,157 5,694
55,178 —
55,178 —
12,775 16,271
802 2,090
702 99
855 130
35 35
88 12
226 147
253,174 28,137
— (129)
(45,701) (24,908)
207,473 3,100
116,699 (639)
(1,432,439) (40,794)
(162,320) —
(1,594,759) (40,794)
(8,588,544) (393,450)
(5,640) —
(8,594,184) (393,450)
(10,188,943) (434,244)
$ (10,072,244) $ (434,883)

The accompanying notes are an integral part of these financial statements.
44 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 8,377,548 $ 11,523,756
Net realized gains (losses) (141,114,277) 128,111,845
Net change in unrealized appreciation/depreciation (507,141,408) 389,284,378
Change in net assets resulting from operations (639,878,137) 528,919,979
Distributions to Shareholders From:
Distributable earnings:
Class I — (35,217,803)
Class II — (9,911,521)
Class X — —
Class Z — —
Change in net assets from shareholder distributions — (45,129,324)
Change in net assets from capital transactions (136,831,055) 556,939,287
Change in net assets (776,709,192) 1,040,729,942
Net Assets:
Beginning of period 2,823,653,128 1,782,923,186
End of period $ 2,046,943,936 $ 2,823,653,128
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 10,289,161 $ 352,212,242
Dividends reinvested — 35,217,803
Cost of shares redeemed (85,669,276) (172,499,923)
Total Class I Shares (75,380,115) 214,930,122
Class II Shares
Proceeds from shares issued 9,435,455 392,660,758
Dividends reinvested — 9,911,521
Cost of shares redeemed (70,886,395) (60,563,114)
Total Class II Shares (61,450,940) 342,009,165
Class X Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class X Shares — —
Class Z Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Z Shares — —
Change in net assets from capital transactions $ (136,831,055) $ 556,939,287

Equity Funds (I) - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 45
NVIT BNY Mellon Dynamic U.S. Equity Income Fund NVIT BNY Mellon Sustainable U.S. Equity Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
$ 3,312,374 $ 4,743,306 $ 254,357 $ 356,442
23,880,824 125,313,488 9,003,276 7,290,372
(90,046,321) 22,169,957 (39,549,861) 23,202,949
(62,853,123) 152,226,751 (30,292,228) 30,849,763
— (2,817,739) — (1,007,279)
— (809,990) — (15,046,068)
— (854,095) — —
— (2,126,554) — —
— (6,608,378) — (16,053,347)
(13,167,188) 984,457 (10,814,559) 10,084,728
(76,020,311) 146,602,830 (41,106,787) 24,881,144
616,953,054 470,350,224 142,343,065 117,461,921
$ 540,932,743 $ 616,953,054 $ 101,236,278 $ 142,343,065
$ 2,808,732 $ 67,941,504 $ 1,071,200 $ 1,151,099
— 2,817,739 — 1,007,279
(16,810,721) (31,995,887) (1,377,890) (2,424,622)
(14,001,989) 38,763,356 (306,690) (266,244)
1,335,766 213,757 4,897,266 12,507,880
— 809,990 — 15,046,068
(6,119,808) (18,478,184) (15,405,135) (17,202,976)
(4,784,042) (17,454,437) (10,507,869) 10,350,972
4,149,080 12,331,016 — —
— 854,095 — —
(6,568,843) (8,562,075) — —
(2,419,763) 4,623,036 — —
31,101,386 27,728,573 — —
— 2,126,554 — —
(23,062,780) (54,802,625) — —
8,038,606 (24,947,498) — —
$ (13,167,188) $ 984,457 $ (10,814,559) $ 10,084,728

The accompanying notes are an integral part of these financial statements.
46 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued 493,475 14,932,590
Reinvested — 1,540,055
Redeemed (4,043,168) (8,040,940)
Total Class I Shares (3,549,693) 8,431,705
Class II Shares
Issued 428,032 17,059,095
Reinvested — 438,866
Redeemed (3,246,436) (2,832,373)
Total Class II Shares (2,818,404) 14,665,588
Class X Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class X Shares — —
Class Z Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Z Shares — —
Total change in shares (6,368,097) 23,097,293

Equity Funds (I) - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 47
NVIT BNY Mellon Dynamic U.S. Equity Income Fund NVIT BNY Mellon Sustainable U.S. Equity Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
146,831 3,440,180 73,437 71,720
— 147,576 — 66,216
(869,027) (1,820,158) (100,778) (153,045)
(722,196) 1,767,598 (27,341) (15,109)
71,447 11,864 350,052 796,807
— 42,869 — 990,443
(316,843) (1,073,875) (1,083,029) (1,120,573)
(245,396) (1,019,142) (732,977) 666,677
213,605 709,357 — —
— 44,842 — —
(339,609) (488,539) — —
(126,004) 265,660 — —
1,584,888 1,542,142 — —
— 113,178 — —
(1,181,368) (3,111,212) — —
403,520 (1,455,892) — —
(690,076) (441,776) (760,318) 651,568

The accompanying notes are an integral part of these financial statements.
48 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - Equity Funds (I)
NVIT J.P. Morgan Digital
Evolution Strategy Fund
NVIT J.P. Morgan
Innovators Fund
Period Ended
June 30, 2022(a) (Unaudited)
Period Ended
June 30, 2022(a) (Unaudited)
OPERATIONS:
Net investment income/(loss) $ (872) $ 2,297
Net realized losses (50,635) (64,315)
Net change in unrealized appreciation/depreciation (485,373) (327,576)
Change in net assets resulting from operations (536,880) (389,594)
Change in net assets from capital transactions 3,216,624 3,224,384
Change in net assets 2,679,744 2,834,790
Net Assets:
Beginning of period — —
End of period $ 2,679,744 $ 2,834,790
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 3,216,639 $ 3,224,490
Dividends reinvested — —
Cost of shares redeemed (15) (106)
Total Class Y Shares 3,216,624 3,224,384
Change in net assets from capital transactions $ 3,216,624 $ 3,224,384
SHARE TRANSACTIONS:
Class Y Shares
Issued 325,486 324,760
Reinvested — —
Redeemed (2) (11)
Total Class Y Shares 325,484 324,749
Total change in shares 325,484 324,749
(a) For the period from April 28, 2022 (commencement of operations) through June 30, 2022.

Equity Funds (I) - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 49
NVIT J.P. Morgan Large
Cap Growth Fund
Period Ended
June 30, 2022(a) (Unaudited)
$ 3,670
(8,567)
(304,841)
(309,738)
3,478,559
3,168,821
—
$ 3,168,821
$ 3,478,591
—
(32)
3,478,559
$ 3,478,559
351,846
—
(3)
351,843
351,843

The accompanying notes are an integral part of these financial statements.
50 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - Equity Funds (I)
NVIT J.P. Morgan U.S. Equity Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ 116,699 $ 96,192
Net realized gains (losses) (1,594,759) 1,066,173
Net change in unrealized appreciation/depreciation (8,594,184) 6,031,004
Change in net assets resulting from operations (10,072,244) 7,193,369
Distributions to Shareholders From:
Distributable earnings:
Class II — (1,167,523)
Class Y — (285)
Change in net assets from shareholder distributions — (1,167,808)
Change in net assets from capital transactions 9,784,895 24,043,154
Change in net assets (287,349) 30,068,715
Net Assets:
Beginning of period 44,378,877 14,310,162
End of period $ 44,091,528 $ 44,378,877
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 12,063,686 $ 28,698,676
Dividends reinvested — 1,167,523
Cost of shares redeemed (2,278,791) (5,823,330)
Total Class II Shares 9,784,895 24,042,869
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — 285
Cost of shares redeemed — —
Total Class Y Shares — 285
Change in net assets from capital transactions $ 9,784,895 $ 24,043,154
SHARE TRANSACTIONS:
Class II Shares
Issued 792,433 1,867,400
Reinvested — 70,678
Redeemed (139,442) (369,483)
Total Class II Shares 652,991 1,568,595
Class Y Shares
Issued — —
Reinvested — 17
Redeemed — —
Total Class Y Shares — 17
Total change in shares 652,991 1,568,612
(a) For the period from April 28, 2022 (commencement of operations) through June 30, 2022.

Equity Funds (I) - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 51
NVIT J.P. Morgan US
Technology Leaders Fund
Period Ended
June 30, 2022(a) (Unaudited)
$ (639)
(40,794)
(393,450)
(434,883)
—
—
—
3,130,709
2,695,826
—
$ 2,695,826
$ —
—
—
—
3,130,770
—
(61)
3,130,709
$ 3,130,709
—
—
—
—
313,998
—
(6)
313,992
313,992

52 - Financial Highlights - June 30, 2022 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon Dynamic U.S. Core Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2022 (Unaudited) $ 24.03 $ 0.08 $ (5.69) $ (5.61) $ — $ — $ — $ 18.42 (23.35)% $ 1,480,141 0.61% 0.77% 0.67% 0.77%
12/31/2021 18.84 0.13 5.54 5.67 (0.11) (0.37) (0.48) 24.03 30.24% 2,016,400 0.61% 0.62% 0.67% 9.79%
12/31/2020 17.76 0.22 2.97 3.19 (0.23) (1.88) (2.11) 18.84 18.90% 1,422,089 0.61% 1.28% 0.68% 10.36%
12/31/2019 17.57 0.31 5.78 6.09 (0.29) (5.61) (5.90) 17.76 37.62% 1,333,079 0.61% 1.62% 0.68% 3.18%
12/31/2018 19.68 0.19 (0.15) 0.04 (0.15) (2.00) (2.15) 17.57 (1.27)% 1,090,982 0.61% 0.92% 0.68% 146.36%
12/31/2017 15.91 0.09 4.21 4.30 (0.09) (0.44) (0.53) 19.68 27.31% 1,246,285 0.61% 0.50% 0.67% 80.08%
Class II Shares
6/30/2022 (Unaudited) 23.71 0.05 (5.61) (5.56) — — — 18.15 (23.45)% 566,803 0.86% 0.52% 0.92% 0.77%
12/31/2021 18.62 0.08 5.46 5.54 (0.08) (0.37) (0.45) 23.71 29.91% 807,253 0.86% 0.37% 0.92% 9.79%
12/31/2020 17.59 0.18 2.92 3.10 (0.19) (1.88) (2.07) 18.62 18.53% 360,834 0.86% 1.02% 0.93% 10.36%
12/31/2019 17.45 0.26 5.74 6.00 (0.25) (5.61) (5.86) 17.59 37.33% 363,497 0.86% 1.37% 0.93% 3.18%
12/31/2018 19.56 0.14 (0.15) (0.01) (0.10) (2.00) (2.10) 17.45 (1.54)% 276,813 0.86% 0.66% 0.93% 146.36%
12/31/2017 15.81 0.04 4.19 4.23 (0.04) (0.44) (0.48) 19.56 27.07% 333,403 0.86% 0.25% 0.92% 80.08%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (I) - June 30, 2022 (Unaudited) - Financial Highlights - 53
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2022 (Unaudited) $ 19.87 $ 0.11 $ (2.16) $ (2.05) $ — $ — $ — $ 17.82 (10.32)% $ 220,183 0.87% 1.18% 0.87% 38.66%
12/31/2021 14.95 0.17 4.98 5.15 (0.23) — (0.23) 19.87 34.53% 259,805 0.88% 0.96% 0.90% 86.42%
12/31/2020 15.37 0.21 (0.05) 0.16 (0.23) (0.35) (0.58) 14.95 1.49% 169,059 0.91% 1.62% 0.91% 132.01%
12/31/2019 14.05 0.30 3.23 3.53 (0.41) (1.80) (2.21) 15.37 26.95% 205,999 0.89% 1.97% 0.89% 43.24%
12/31/2018 16.82 0.31 (1.72) (1.41) (0.23) (1.13) (1.36) 14.05 (9.35)% 186,640 0.89% 1.89% 0.89% 48.35%
12/31/2017 16.37 0.27 1.08 1.35 (0.28) (0.62) (0.90) 16.82 8.67% 231,762 0.88% 1.64% 0.88% 29.90%
Class II Shares
6/30/2022 (Unaudited) 19.75 0.10 (2.15) (2.05) — — — 17.70 (10.38)% 70,967 1.04% 1.01% 1.12% 38.66%
12/31/2021 14.85 0.14 4.95 5.09 (0.19) — (0.19) 19.75 34.32% 84,025 1.06% 0.78% 1.15% 86.42%
12/31/2020 15.22 0.19 (0.05) 0.14 (0.16) (0.35) (0.51) 14.85 1.39% 78,329 1.08% 1.50% 1.16% 132.01%
12/31/2019 13.94 0.27 3.19 3.46 (0.38) (1.80) (2.18) 15.22 26.68% 175,915 1.06% 1.80% 1.14% 43.24%
12/31/2018 16.69 0.28 (1.70) (1.42) (0.20) (1.13) (1.33) 13.94 (9.47)% 152,592 1.06% 1.72% 1.14% 48.35%
12/31/2017 16.26 0.24 1.07 1.31 (0.26) (0.62) (0.88) 16.69 8.44% 190,959 1.05% 1.47% 1.13% 29.90%
Class X Shares
6/30/2022 (Unaudited) 19.84 0.13 (2.16) (2.03) — — — 17.81 (10.23)% 59,391 0.74% 1.31% 0.74% 38.66%
12/31/2021 14.92 0.19 4.98 5.17 (0.25) — (0.25) 19.84 34.71% 68,665 0.75% 1.09% 0.77% 86.42%
12/31/2020(g) 12.97 0.06 2.07 2.13 (0.18) — (0.18) 14.92 16.46% 47,678 0.78% 1.26% 0.79% 132.01%
Class Z Shares
6/30/2022 (Unaudited) 19.62 0.10 (2.13) (2.03) — — — 17.59 (10.35)% 190,392 0.99% 1.07% 0.99% 38.66%
12/31/2021 14.76 0.15 4.91 5.06 (0.20) — (0.20) 19.62 34.35% 204,457 1.00% 0.83% 1.02% 86.42%
12/31/2020(g) 12.83 0.04 2.06 2.10 (0.17) — (0.17) 14.76 16.41% 175,284 1.03% 1.01% 1.04% 132.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from September 8, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of September 4,
2020 through December 31, 2020.

54 - Financial Highlights - June 30, 2022 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon Sustainable U.S. Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2022 (Unaudited) $ 15.84 $ 0.03 $ (3.57) $ (3.54) $ — $ — $ — $ 12.30 (22.35)% $ 6,951 0.85% 0.45% 0.94% 21.37%
12/31/2021 14.08 0.04 3.65 3.69 (0.05) (1.88) (1.93) 15.84 26.81% 9,380 0.87% 0.28% 0.94% 17.60%
12/31/2020 13.36 0.11 1.59 1.70 (0.10) (0.88) (0.98) 14.08 13.36% 8,556 0.87% 0.83% 0.94% 105.33%
12/31/2019 11.87 0.10 2.86 2.96 (0.10) (1.37) (1.47) 13.36 26.01% 6,853 0.85% 0.73% 0.86% 27.03%
12/31/2018 14.10 0.08 (0.69) (0.61) (0.09) (1.53) (1.62) 11.87 (5.79)% 5,265 0.84% 0.60% 0.85% 12.16%
12/31/2017 13.15 0.08 2.26 2.34 (0.08) (1.31) (1.39) 14.10 18.62% 6,810 0.83% 0.60% 0.83% 17.08%
Class II Shares
6/30/2022 (Unaudited) 15.82 0.03 (3.56) (3.53) — — — 12.29 (22.31)% 94,285 0.87% 0.44% 1.12% 21.37%
12/31/2021 14.07 0.04 3.64 3.68 (0.05) (1.88) (1.93) 15.82 26.76% 132,963 0.87% 0.27% 1.10% 17.60%
12/31/2020 13.35 0.10 1.60 1.70 (0.10) (0.88) (0.98) 14.07 13.34% 108,906 0.89% 0.81% 1.12% 105.33%
12/31/2019 11.85 0.09 2.87 2.96 (0.09) (1.37) (1.46) 13.35 26.05% 112,156 0.92% 0.68% 1.09% 27.03%
12/31/2018 14.08 0.07 (0.69) (0.62) (0.08) (1.53) (1.61) 11.85 (5.87)% 99,982 0.92% 0.52% 1.09% 12.16%
12/31/2017 13.15 0.07 2.24 2.31 (0.07) (1.31) (1.38) 14.08 18.36% 126,770 0.92% 0.52% 1.08% 17.08%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (I) - June 30, 2022 (Unaudited) - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Digital Evolution Strategy Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Losses
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
6/30/2022(f) (Unaudited) $ 10.00 $ — $ (1.77) $ (1.77) $ — $ — $ — $ 8.23 (17.70)% $ 2,680 0.63% (0.18)% 5.94% 10.29%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from April 28, 2022 (commencement of operations) through June 30, 2022. Total return is calculated based on inception date of April 27, 2022 through
June 30, 2022.

56 - Financial Highlights - June 30, 2022 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Innovators Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Losses
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
6/30/2022(f) (Unaudited) $ 10.00 $ 0.01 $ (1.28) $ (1.27) $ — $ — $ — $ 8.73 (12.70)% $ 2,835 0.63% 0.46% 5.67% 6.06%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from April 28, 2022 (commencement of operations) through June 30, 2022. Total return is calculated based on inception date of April 27, 2022 through
June 30, 2022.

Equity Funds (I) - June 30, 2022 (Unaudited) - Financial Highlights - 57
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Large Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Losses
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
6/30/2022(f) (Unaudited) $ 10.00 $ 0.01 $ (1.00) $ (0.99) $ — $ — $ — $ 9.01 (9.90)% $ 3,169 0.63% 0.73% 5.51% 2.80%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from April 28, 2022 (commencement of operations) through June 30, 2022. Total return is calculated based on inception date of April 27, 2022 through
June 30, 2022.

58 - Financial Highlights - June 30, 2022 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan U.S. Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2022 (Unaudited) $ 16.94 $ 0.04 $ (3.51) $ (3.47) $ — $ — $ — $ 13.47 (20.48)% $ 44,084 0.94% 0.53% 1.15% 28.97%
12/31/2021 13.62 0.05 3.74 3.79 (0.04) (0.43) (0.47) 16.94 27.93% 44,370 0.89% 0.33% 1.37% 61.64%
12/31/2020 11.03 0.05 2.81 2.86 (0.04) (0.23) (0.27) 13.62 25.99% 14,303 0.94% 0.46% 3.53% 123.37%
12/31/2019(g) 10.00 0.02 1.03 1.05 (0.02) — (0.02) 11.03 10.51% 2,889 0.93% 0.71% 8.34% 11.87%
Class Y Shares
6/30/2022 (Unaudited) 16.83 0.08 (3.50) (3.42) — — — 13.41 (20.32)%(h) 7 0.44% 1.00% 0.65% 28.97%
12/31/2021 13.52 0.12 3.74 3.86 (0.12) (0.43) (0.55) 16.83 28.66%(h) 9 0.44% 0.80% 0.97% 61.64%
12/31/2020 11.07 0.11 2.81 2.92 (0.24) (0.23) (0.47) 13.52 26.52% 7 0.45% 0.98% 3.52% 123.37%
12/31/2019(g) 10.00 0.03 1.04 1.07 — — — 11.07 10.70% 6 0.44% 1.21% 7.92% 11.87%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from October 7, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 4, 2019 through December 31, 2019.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds (I) - June 30, 2022 (Unaudited) - Financial Highlights - 59
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan US Technology Leaders Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Losses
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
6/30/2022(f) (Unaudited) $ 10.00 $ — $ (1.41) $ (1.41) $ — $ — $ — $ 8.59 (14.10)% $ 2,696 0.63% (0.13)% 5.75% 3.82%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from April 28, 2022 (commencement of operations) through June 30, 2022. Total return is calculated based on inception date of April 27, 2022 through
June 30, 2022.

60 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Equity Funds (I)
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the eight (8) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT BNY Mellon Dynamic U.S. Core Fund ("U.S. Core")
NVIT BNY Mellon Dynamic U.S. Equity Income Fund ("U.S. Equity Income")
NVIT BNY Mellon Sustainable U.S. Equity Fund ("Sustainable U.S. Equity")
NVIT J.P. Morgan Digital Evolution Strategy Fund ("Digital Evolution Strategy")
NVIT J.P. Morgan Innovators Fund ("Innovators")
NVIT J.P. Morgan Large Cap Growth Fund ("Large Cap Growth")
NVIT J.P. Morgan U.S. Equity Fund ("U.S. Equity")
NVIT J.P. Morgan US Technology Leaders Fund ("US Technology Leaders")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, hold shares of Digital Evolution Strategy, Innovators, Large Cap Growth, U.S. Equity and US Technology Leaders. Only separate accounts established by NLIC and Nationwide Life and Annuity Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC, hold shares of U.S. Core, U.S. Equity Income, and Sustainable U.S. Equity are held by separate accounts established by NLIC,
NLAIC, and other affiliated insurance companies.
The Funds, as applicable, currently offer Class I, Class II, Class X, Class Y and Class Z shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Digital Evolution Strategy, Innovators, Large Cap Growth, and US Technology Leaders commenced operations on April 28, 2022.
Each Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.

Equity Funds (I) - June 30, 2022 (Unaudited) - Notes to Financial Statements - 61
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

62 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Equity Funds (I)
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2022. Please refer to the
Statements of Investments for additional information on portfolio holdings.
U.S. Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,766,541,345 $ – $ – $ 1,766,541,345
Purchased Option 3,893,855 – – 3,893,855
Repurchase Agreement – 31,018 – 31,018
Short-Term Investments – 192,121,175 – 192,121,175
Total Assets $ 1,770,435,200 $ 192,152,193 $ – $ 1,962,587,393
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (9,050,463) $ – $ – $ (9,050,463)
Total Liabilities $ (9,050,463) $ – $ – $ (9,050,463)
Total $ 1,761,384,737 $ 192,152,193 $ – $ 1,953,536,930
U.S. Equity Income
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 472,040,608 $ – $ – $ 472,040,608
Futures Contracts# 693,516 – – 693,516
Purchased Option 1,014,243 – – 1,014,243
Repurchase Agreements – 8,006,067 – 8,006,067
Short-Term Investments – 19,634,480 – 19,634,480
Total Assets $ 473,748,367 $ 27,640,547 $ – $ 501,388,914
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (2,907,934) $ – $ – $ (2,907,934)
Total Liabilities $ (2,907,934) $ – $ – $ (2,907,934)
Total $ 470,840,433 $ 27,640,547 $ – $ 498,480,980
Sustainable U.S. Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 100,281,426 $ – $ – $ 100,281,426
Total $ 100,281,426 $ – $ – $ 100,281,426
Digital Evolution Strategy
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,584,619 $ – $ – $ 2,584,619
Total $ 2,584,619 $ – $ – $ 2,584,619

Equity Funds (I) - June 30, 2022 (Unaudited) - Notes to Financial Statements - 63
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2022, the Funds did not have overdrawn balances.
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of
Innovators
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,665,030 $ – $ – $ 2,665,030
Total $ 2,665,030 $ – $ – $ 2,665,030
Large Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,963,585 $ – $ – $ 2,963,585
Total $ 2,963,585 $ – $ – $ 2,963,585
U.S. Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 42,904,546 $ – $ – $ 42,904,546
Total Assets $ 42,904,546 $ – $ – $ 42,904,546
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (3,542) $ – $ – $ (3,542)
Total Liabilities $ (3,542) $ – $ – $ (3,542)
Total $ 42,901,004 $ – $ – $ 42,901,004
US Technology Leaders
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,570,084 $ – $ – $ 2,570,084
Total $ 2,570,084 $ – $ – $ 2,570,084
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

64 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Equity Funds (I)
operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-
generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated

Equity Funds (I) - June 30, 2022 (Unaudited) - Notes to Financial Statements - 65
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2022:
U.S. Core
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 3,893,855
Total $ 3,893,855
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (6,271,541)
Interest rate risk Receivable/payable for variation margin on futures contracts (2,778,922)
Total $ (9,050,463)
U.S. Equity Income
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 1,014,243
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 693,516
Total $ 1,707,759

66 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Equity Funds (I)
The
Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2022:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2022:
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (2,170,008)
Interest rate risk Receivable/payable for variation margin on futures contracts (737,926)
Total $ (2,907,934)
U.S. Equity
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (3,542)
Total $ (3,542)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
U.S. Core
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ (52,714,605)
Futures Contracts
Equity risk (41,402,793)
Interest rate risk (31,429,282)
Total $ (125,546,680)
U.S. Equity Income
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ (11,882,763)
Futures Contracts
Equity risk (583,987)
Interest rate risk (7,252,375)
Total $ (19,719,125)
U.S. Equity
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (162,320)
Total $ (162,320)
§ Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
U.S. Core
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ (27,687,307)
Futures Contracts
Equity risk (19,522,187)
Interest rate risk (4,493,000)
Total $ (51,702,494)

Equity Funds (I) - June 30, 2022 (Unaudited) - Notes to Financial Statements - 67
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2022:
As of June 30, 2022, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
Securities Lending
During the six months ended June 30, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject
U.S. Equity Income
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ (6,703,849)
Futures Contracts
Equity risk (3,229,916)
Interest rate risk (1,107,168)
Total $ (11,040,933)
U.S. Equity
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (5,640)
Total $ (5,640)
§ Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."
U.S. Core
Options:
Average Value Purchased $ 50,234,049
Average Number of Purchased Option Contracts 2,815
Futures Contracts:
Average Notional Balance Long $ 518,199,071
U.S. Equity Income
Options:
Average Value Purchased $ 11,255,110
Average Number of Purchased Option Contracts 664
Futures Contracts:
Average Notional Balance Long $ 111,127,608
Average Notional Balance Short $ 18,100,286
U.S. Equity
Futures Contracts:
Average Notional Balance Long $ 431,293

68 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Equity Funds (I)
to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
Joint Repurchase Agreements
During the six months ended June 30, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
U.S. Core $ 31,018
U.S. Equity Income 8,006,067

Equity Funds (I) - June 30, 2022 (Unaudited) - Notes to Financial Statements - 69
As of June 30, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of June 30, 2022, the joint repos on a gross basis were as follows:
Bank of America NA, 1.55%, dated 6/30/2022, due 7/1/2022, repurchase price $96,904,172, collateralized by U.S. Government
Agency Securities, ranging from 3.00% - 3.50%, maturing 2/1/2043 - 6/1/2045; total market value $98,838,000.
Cantor Fitzgerald & Co., 1.55%, dated 6/30/2022, due 7/1/2022, repurchase price $164,451,087, collateralized by U.S.
Government Agency Securities, 0.29% - 8.00%, maturing 9/15/2022 - 2/20/2072; total market value $167,732,887.
MetLife, Inc., 1.50%, dated 6/30/2022, due 7/1/2022, repurchase price $62,202,592, collateralized by U.S. Government Treasury
Securities, ranging from 0.00% - 1.50%, maturing 2/29/2024 - 11/15/2047; total market value $63,472,032.
Pershing LLC, 1.58%, dated 6/30/2022, due 7/1/2022, repurchase price $97,017,796, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.13% - 8.50%, maturing 10/25/2022 - 5/20/2072; total market value $98,953,809.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
U.S. Core
Cantor Fitzgerald
& Co. $ 31,018 $ – $ 31,018 $ (31,018) $ –
Total $ 31,018 $ – $ 31,018 $ (31,018) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
U.S. Equity
Income
Bank of America
NA $ 500,000 $ – $ 500,000 $ (500,000) $ –
U.S. Equity
Income
Cantor Fitzgerald
& Co. 3,506,067 – 3,506,067 (3,506,067) –
U.S. Equity
Income MetLife, Inc. 2,000,000 – 2,000,000 (2,000,000) –
U.S. Equity
Income Pershing LLC 2,000,000 – 2,000,000 (2,000,000) –
Total $ 8,006,067 $ – $ 8,006,067 $ (8,006,067) $ –
* As of June 30, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

70 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Equity Funds (I)
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Equity Funds (I) - June 30, 2022 (Unaudited) - Notes to Financial Statements - 71
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2022, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
U.S. Core Newton Investment Management North America, LLC (“Newton US”)
U.S. Equity Income Newton US
Sustainable U.S. Equity Newton Investment Management Limited
Digital Evolution Strategy J.P. Morgan Investment Management Inc. ("JPMIM")
Innovators JPMIM
Large Cap Growth JPMIM
U.S. Equity JPMIM
US Technology Leaders JPMIM
Fund Fee Schedule
Advisory Fee
(annual rate)
U.S. Core Up to $500 million 0.50%
$500 million up to $1 billion 0.475%
$1 billion and more 0.45%
U.S. Equity Income Up to $500 million 0.57%
$500 million up to $1 billion 0.55%
$1 billion and more 0.53%
Sustainable U.S. Equity Up to $1 billion 0.65%
$1 billion and more 0.60%
Digital Evolution Strategy $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Innovators $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Large Cap Growth $0 up to $500 million 0.65%
$500 million and more 0.60%
U.S. Equity All assets 0.39%
US Technology Leaders $0 up to $1 billion 0.75%
$1 billion and more 0.70%

72 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Equity Funds (I)
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2023.
During the six months ended June 30, 2022, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
During the six months ended June 30, 2022, due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive a portion of its Investment Advisory Fee. The following table provides the waiver of such investment advisory fee for which NFA shall not be entitled to later seek recoupment.
For the six months ended June 30, 2022, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, including acquired fund fees and expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30,
2023.
Fund
Advisory Fee Waiver
(annual rate)
U.S. Core 0.038%
Sustainable U.S. Equity 0.050%
Fund Amount
U.S. Core $ 454,130
Sustainable U.S. Equity 29,170
Fund Amount
Digital Evolution Strategy $ 124
Innovators 131
US Technology Leaders 129
Fund
Effective Advisory
Fee Rate Before
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
U.S. Core 0.47% 0.43% 0.43% 0.41%
U.S. Equity Income 0.57 N/A N/A 0.57
Sustainable U.S. Equity 0.65 0.60 0.60 0.57
Digital Evolution Strategy 0.75 N/A 0.72 0.00
Innovators 0.75 N/A 0.72 0.00
Large Cap Growth 0.65 N/A N/A 0.00
U.S. Equity 0.39 N/A N/A 0.18
US Technology Leaders 0.75 N/A 0.72 0.00
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
Sustainable U.S. Equity All Classes 0.78%
Digital Evolution Strategy(a) All Classes 0.62%
Innovators(a) All Classes 0.62%

Equity Funds (I) - June 30, 2022 (Unaudited) - Notes to Financial Statements - 73
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees or administrative services fees, from exceeding the amounts listed in the following table until
April 30, 2023.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 12, 2023.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2022, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
Fund Classes
Amount
(annual rate)
Large Cap Growth(a) All Classes 0.62%
U.S. Equity All Classes 0.44%
US Technology Leaders(a) All Classes 0.62%
(a) Until April 30, 2024.
Fund Classes
Amount
(annual rate)
U.S. Core Class I 0.65%
Class II 0.90%
Class P 0.75%
Class Y 0.50%
U.S. Equity Income Class I 0.92%
Class II 1.09%
Class X 0.79%
Class Z 1.04%
Fund Classes
Amount
(annual rate)
U.S. Equity Income Class I 1.01%
Fund
Fiscal Year 2019
Amount
Fiscal Year 2020
Amount
Fiscal Year 2021
Amount
Six Months Ended
June 30, 2022
Amount Total
U.S. Core $ 244,567 $ 504,764 $ 395,057 $ 206,038 $ 1,350,426
U.S. Equity Income — — — — —
Sustainable U.S. Equity 1,942 40,105 27,027 20,564 89,638
Digital Evolution Strategy — — — 24,885 (a) 24,885
Innovators — — — 24,916(a) 24,916
Large Cap Growth — — — 24,548(a) 24,548
U.S. Equity 49,865(b) 186,262 140,997 45,701 422,825
US Technology Leaders — — — 24,908(a) 24,908
N/A — Not Applicable.
(a) For the period from April 28, 2022 (commencement of operations) through June 30, 2022.
(b) For the period from October 7, 2019 (commencement of operations) through December 31, 2019.

74 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Equity Funds (I)
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2022, NFM earned an aggregate of $565,201 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2022, the Funds' aggregate portion of such costs amounted to $6,328.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2023:
g
During the six months ended June 30, 2022, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund Class II Shares Class Z Shares
U.S. Core 0.25% N/A
U.S. Equity Income 0.25% 0.25%
Sustainable U.S. Equity 0.25% N/A
U.S. Equity 0.25% N/A
N/A - Not Applicable.
Fund
Distribution Fee Waiver
(Annual Rate)
U.S. Equity Income 0.08%
Sustainable U.S. Equity 0.16%
Fund Amount
U.S. Equity Income $ 31,479
Sustainable U.S. Equity 86,780

Equity Funds (I) - June 30, 2022 (Unaudited) - Notes to Financial Statements - 75
of the average daily net assets of Class I and Class II shares of the Fund and up to 0.12% of the average daily net assets of Class
X and Class Z shares of each Fund.
For the six months ended June 30, 2022, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2022, each Fund’s total administrative services fees were as follows:
Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7, 2022.
During the six months ended June 30, 2022, the Funds had no borrowings under the line of credit.
Digital Evolution Strategy, Innovators, Large Cap Growth, and US Technology are not yet a party to this agreement, although each will be added as a party upon renewal of the agreement.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2022, none of the Funds engaged in interfund lending.
Fund Class I Class II Class X Class Z
U.S. Core 0.15% 0.15%  N/A  N/A
U.S. Equity Income 0.25 0.25 0.12% 0.12%
Sustainable U.S. Equity 0.12 0.05  N/A  N/A
U.S. Equity  N/A 0.25  N/A  N/A
N/A — Not Applicable.
Fund Amount
U.S. Core $ 1,792,615
U.S. Equity Income 561,261
Sustainable U.S. Equity 32,010
Digital Evolution Strategy N/A
Innovators N/A
Large Cap Growth N/A
U.S. Equity 55,178
US Technology Leaders N/A
N/A — Not Applicable.

76 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Equity Funds (I)
Investment Transactions
For the six months ended June 30, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks
Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
Risks Associated with Social Policy
The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:
undervalued stocks that do not meet the social criteria could outperform those that do;
economic or political changes could make certain companies less attractive for investment; or
the social policy could cause the Fund to seek or avoid stocks that subsequently perform well.
Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
Fund Purchases
*
Sales
*
U.S. Core $ 16,029,615 $ 141,398,828
U.S. Equity Income 200,147,328 226,768,089
Sustainable U.S. Equity 25,272,465 34,841,272
Digital Evolution Strategy 494,372 288,802
Innovators 570,323 168,564
Large Cap Growth 629,776 79,995
U.S. Equity 21,767,932 12,746,938
US Technology Leaders 278,557 107,107
* Includes purchases and sales of long-term U.S. Government securities, if any.

Equity Funds (I) - June 30, 2022 (Unaudited) - Notes to Financial Statements - 77
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under the 1940 Act that provides the requirements for determining the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a consistent framework and standard of baseline practices for fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management is currently evaluating the implications of the new rule and the impact on the Funds’
financial statement disclosures and reporting requirements.
Federal Tax Information
As of June 30, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the United States, European and other credit markets has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global, national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans (within the
United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments.
The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
U.S. Core $ 1,625,462,453 $ 451,929,923 $ (123,855,446) $ 328,074,477
U.S. Equity Income 444,447,037 81,814,605 (27,780,662) 54,033,943
Sustainable U.S. Equity 82,990,426 23,074,934 (5,783,934) 17,291,000
Digital Evolution Strategy 3,069,992 12,192 (497,565) (485,373)
Innovators 2,992,606 35,418 (362,994) (327,576)
Large Cap Growth 3,268,427 19,719 (324,561) (304,842)
U.S. Equity 44,036,670 2,133,026 (3,268,692) (1,135,666)
US Technology Leaders 2,963,534 20,831 (414,281) (393,450)

78 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Equity Funds (I)
Subsequent Events
The Trusts’ credit agreement has been renewed through July 6, 2023. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2022 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

Equity Funds (I) - June 30, 2022 (Unaudited) - Supplemental Information - 79
NVIT J.P. Morgan Multi-Asset Choice Funds
Initial Approval of Advisory and Sub-advisory Agreements
Summary of Factors Considered by the Board
At the March 7–9, 2022 meeting of the Board of Trustees, the Board, including the Independent Trustees, considered and unanimously approved, on behalf of the NVIT J.P. Morgan Digital Evolution Strategy Fund, the NVIT J.P. Morgan Innovators Fund,
the NVIT J.P. Morgan Large Cap Growth Fund, and the NVIT J.P. Morgan US Technology Leaders Fund (each, a “Fund” and collectively, the “Funds”), the appointment of Nationwide Fund Advisors (“NFA”) as investment adviser to the Funds pursuant to an investment advisory agreement and the appointment of J.P. Morgan Investment Management Inc. (“JPMIM”) as sub-adviser to the Funds pursuant to a sub-advisory agreement (each, an “Advisory Agreement,” and together, the “Advisory Agreements”).  The
Board was provided with materials relating to the Funds, NFA, and JPMIM in advance of the meeting.  Before approving the Advisory
Agreements, the Independent Trustees met in executive session with their independent legal counsel to discuss information relating to the Advisory Agreements.
In making their determinations, the Trustees took into account information provided to them as to the services to be provided by
NFA and JPMIM under the Advisory Agreements, including information relating to JPMIM’s investment approach and process for each Fund.  The Board also considered the experience of the portfolio managers at JPMIM that are expected to manage each
Fund.  The Board considered information concerning the past performance record of JPMIM in managing investment strategies to be utilized by each of the Funds.
The Board considered the advisory fees that NFA proposed for the Funds and the sub-advisory fees proposed to be paid by NFA to JPMIM.  The Board considered information regarding the category of peer funds to which NFA expects the Funds to be assigned by the Lipper organization, and considered that, at the anticipated asset level of each Fund during its first year, NFA expects that the proposed actual management fees (including the sub-advisory fees) of each Fund will be in the first quintile of respective
Fund’s Lipper peer group.
The Board also considered that the non-compensatory terms of the proposed Advisory Agreements were substantially similar in all material respects to the terms of advisory and sub-advisory agreements that the Trust currently has in place for other series of the Nationwide Variable Insurance Trust.
The Trustees considered whether a Fund may benefit from economies of scale realized by NFA in the event of growth in the Fund’s assets.  The Board noted that the advisory fee rate schedule for each Fund is subject to a contractual breakpoint that reduces the
Fund’s advisory fee rate if the Fund’s assets increase over a certain threshold.
The Board determined to defer any review of profitability and any potential fallout benefits of the Advisory Agreements to NFA and
JPMIM, if any, until the Funds have been in operation for a reasonable period of time.
Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the
Independent Trustees, voting separately, unanimously approved the Advisory Agreements for a two-year period commencing from the execution of the Advisory Agreements.
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has
designated Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a
Liquidity Risk Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.

80 - Supplemental Information - June 30, 2022 (Unaudited) - Equity Funds (I)
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 14, 2022, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Equity Funds (I) - June 30, 2022 (Unaudited) - Management Information - 81
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

82 - Management Information - June 30, 2022 (Unaudited) - Equity Funds (I)
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 130
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 130
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Equity Funds (I) - June 30, 2022 (Unaudited) - Management Information - 83
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

84 - Market Index Definitions - June 30, 2022 (Unaudited) - Equity Funds (I)
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Equity Funds (I) - June 30, 2022 (Unaudited) - Market Index Definitions - 85
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

86 - Market Index Definitions - June 30, 2022 (Unaudited) - Equity Funds (I)
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

Equity Funds (I) - June 30, 2022 (Unaudited) - Market Index Definitions - 87
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

88 - Market Index Definitions - June 30, 2022 (Unaudited) - Equity Funds (I)
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a
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P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-CEQ-1 (8-22)

Semiannual Report
June 30, 2022 (Unaudited)
Nationwide Variable Insurance Trust
Equity Funds (II)
NVIT Allspring Discovery Fund
(formerly, NVIT Wells Fargo Discovery Fund)
NVIT AQR Large Cap Defensive Style Fund
NVIT BlackRock Equity Dividend Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Neuberger Berman Multi Cap Opportunities Fund
NVIT Real Estate Fund

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
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Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2022

Message to Investors 1
Fund Overview 3
Shareholder Expense Examples 13
Statements of Investments 16
Statements of Assets and Liabilities 60
Statements of Operations 68
Statements of Changes in Net Assets 72
Financial Highlights 83
Notes to Financial Statements 93
Supplemental Information 120
Management Information 121
Market Index Definitions 124

Nationwide Variable Insurance Trust - June 30, 2022 (Unaudited) - 1
Message to Investors
Dear Investor,
Equity markets fell significantly during the semi-annual reporting period ended June 30, 2022, as a confluence of events ranging from entrenched inflation, geopolitical risk, new central bank frameworks, and the Omicron variant of COVID-19 all weighed on market returns.
The outlook for the U.S. economy continued to slow through the period, with gross domestic product (“GDP”) growth decelerating to -1.6% for the first quarter of 2022. Economic activity continued to moderate, and the labor market remained robust with corporate profits expected to grow more slowly after the swift rise during 2021. By and large, earnings have been supported by a resilient consumer, although inflationary pressure will likely challenge gross margins.
The U.S economy faced decades-high inflation during the reporting period and equity markets faced historical pressure, due to hawkish central bank policy.
Markets experienced historic levels of volatility during the reporting period, as geopolitical uncertainty, entrenched inflation, and hawkish central banks challenged both equity and bond market returns. The S&P 500
®
Index (“S&P 500”) experienced a substantial level of volatility throughout the period, sliding into a bear market after the Federal Reserve increased rates by
0.75%. Additionally, investor sentiment has remained at historically negative levels throughout the reporting period, indicating extreme fear and apprehension by investors. The “wall of worry”
that developed at the beginning of 2022 has methodically given way to volatile market moves in the equity markets; it is possible that the second quarter of 2022 could be recorded as the ninth-
worst quarter for the S&P 500 since World War II, finishing the reporting period with a 20% loss.
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank, with the MSCI EAFE
®
Index finishing the period with a loss of nearly 20%. The MSCI Emerging Markets
®
Index was
notably weak on continued stress on China lockdowns and surging commodity prices, falling nearly 18%.
The S&P 500 closed in “bear market” territory during the reported period for the first time since 2020.
With inflation seemingly not abating during the reporting period, the market continued to come under pressure, and the S&P 500 fell more than 20% from its January high. Value indexes continued to be favored by investors, with large-cap indexes beating small-cap indexes. The
Energy sector remained the clear winner during the reporting period, up 31% year-to-date, followed by the Utilities and Consumer Staples sectors, down -3% and -7%, respectively.
Fixed-income returns were historically weak with surging interest rates and increasingly aggressive central bank policy causing consternation for investors. During the reporting period, the U.S. Federal Reserve bank (“Fed”) raised its benchmark interest rate by 0.75%, the most significant increase since 1994. Meanwhile, investors grew discontent over the economic outlook and fear of a “policy mistake” by the Fed. Interest rates surged during the period, with the 10-year Treasury yield rising from 1.55% to over 3.44%. Likewise, the 2-year Treasury yield saw a more pronounced move, rising to 3.43% during the reporting period. As investors grappled with moderating economic data, the yield curve continued to linger toward inversion

2 - June 30, 2022 (Unaudited) - Nationwide Variable Insurance Trust
during the reporting period.
Technical indicators reflected the stress caused by geopolitical uncertainty and historically high inflation. Stock-bond diversification suffered over the reported period with the S&P 500 and
Bloomberg U.S. Aggregate Bond Index both producing negative returns for the first time since
1976. Financial conditions tightened, credit spreads widened, and the dollar strengthened as investors grew more anxious about a potential economic slowdown.
Equity markets may continue to be choppy based on fears of central bank policy trade-off errors and negative investor sentiment potentially leading to a self-fulfilling economic slowdown.
However, investors may find solace in diminishing inflation or the central banks achieving a soft-
landing. Encouragingly, the health of the labor market, resilient consumer spending, and solid corporate earnings remain generally sound.
When investors feel pessimistic and begin to view their economic futures as uncertain they naturally tend to succumb to stressful market environments by reacting emotionally, often producing suboptimal returns. We urge investors to seek investments based on a sound asset allocation strategy and a long-term perspective and encourage you to speak with your financial professional regularly to ensure that your portfolio maintains the right balance for your goals.
We remain confident in our ability to help investors navigate the markets for years to come.
Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
The following chart provides returns for various market segments for six-month reporting period ended June 30, 2022:
Index
Semi-annual Total Return
(As of June 30, 2022)
Bloomberg Emerging Markets USD Aggregate Bond -17.14%
Bloomberg Municipal Bond -8.98%
Bloomberg U.S. 1-3 Year Government/Credit Bond -3.11%
Bloomberg U.S. 10-20 Year Treasury Bond -18.80%
Bloomberg U.S. Aggregate Bond -10.35%
Bloomberg U.S. Corporate High Yield -14.19%
MSCI EAFE
®
-19.57%
MSCI Emerging Markets
®
-17.63%
MSCI World ex USA -18.42%
Russell 1000
®
Growth -28.07%
Russell 1000
®
Value -12.86%
Russell 2000
®
-23.43%
S&P 500
®
-19.96%
Source: Morningstar

NVIT Allspring Discovery Fund - June 30, 2022 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Common Stocks 95.4%
Repurchase Agreements 5.0%
Liabilities in excess of other assets (0.4)%
100.0%
Top Industries
2
Software 10.8%
Health Care Equipment & Supplies 10.4%
IT Services 7.8%
Electronic Equipment, Instruments & Components 6.4%
Commercial Services & Supplies 6.1%
Life Sciences Tools & Services 5.4%
Hotels, Restaurants & Leisure 4.7%
Interactive Media & Services 4.6%
Equity Real Estate Investment Trusts (REITs) 4.0%
Semiconductors & Semiconductor Equipment 4.0%
Other Industries
#
35.8%
100.0%
Top Holdings
2
Teledyne Technologies, Inc. 3.1%
Casella Waste Systems, Inc., Class A 2.7%
WNS Holdings Ltd., ADR 2.5%
Shockwave Medical, Inc. 2.3%
Bio-Techne Corp. 2.3%
Five9, Inc. 2.2%
Globant SA 2.2%
Rexford Industrial Realty, Inc. 2.1%
Novanta, Inc. 2.1%
Chipotle Mexican Grill, Inc. 2.1%
Other Holdings
#
76.4%
100.0%
#
For purposes of listing top industries, top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

4 - Fund Overview - June 30, 2022 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Asset Allocation
1
Common Stocks 98.4%
Repurchase Agreement
†
0.0%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 1.6%
100.0%
Top Industries
2
Food Products 6.3%
Pharmaceuticals 5.4%
Life Sciences Tools & Services 4.9%
Biotechnology 4.8%
Insurance 4.3%
Multi-Utilities 4.2%
Household Products 4.2%
Beverages 4.1%
Electric Utilities 4.1%
Software 3.8%
Other Industries
#
53.9%
100.0%
Top Holdings
2
Eli Lilly & Co. 1.8%
Johnson & Johnson 1.7%
UnitedHealth Group, Inc. 1.7%
Hershey Co. (The) 1.7%
PepsiCo, Inc. 1.6%
Amgen, Inc. 1.6%
Verizon Communications, Inc. 1.6%
T-Mobile US, Inc. 1.6%
Waste Management, Inc. 1.6%
Thermo Fisher Scientific, Inc. 1.6%
Other Holdings
#
83.5%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

NVIT BlackRock Equity Dividend Fund - June 30, 2022 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Common Stocks 92.5%
Master Limited Partnership 2.3%
Other assets in excess of liabilities
§
5.2%
100.0%
Top Industries
2
Banks 11.0%
Health Care Providers & Services 10.3%
Oil, Gas & Consumable Fuels 8.7%
Insurance 6.6%
Pharmaceuticals 6.6%
IT Services 6.6%
Health Care Equipment & Supplies 6.5%
Aerospace & Defense 3.3%
Media 2.8%
Software 2.7%
Other Industries 34.9%
100.0%
Top Holdings
2
Wells Fargo & Co. 3.1%
Elevance Health, Inc. 2.9%
Citigroup, Inc. 2.8%
Humana, Inc. 2.7%
BP plc 2.6%
Cisco Systems, Inc. 2.6%
Enterprise Products Partners LP 2.5%
Medtronic plc 2.5%
AstraZeneca plc 2.4%
Sanofi 2.2%
Other Holdings 73.7%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

6 - Fund Overview - June 30, 2022 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Asset Allocation
1
Common Stocks 98.6%
Total Return Swaps 0.1%
Repurchase Agreements
†
0.0%
Other assets in excess of liabilities 1.3%
100.0%
Top Industries
2
Software 16.3%
Interactive Media & Services 9.8%
Technology Hardware, Storage & Peripherals 9.6%
IT Services 7.8%
Health Care Providers & Services 7.6%
Biotechnology 5.8%
Semiconductors & Semiconductor Equipment 3.7%
Hotels, Restaurants & Leisure 3.3%
Internet & Direct Marketing Retail 3.2%
Specialty Retail 2.9%
Other Industries
#
30.0%
100.0%
Top Holdings
2
Apple, Inc. 8.6%
Alphabet, Inc., Class C 7.9%
Microsoft Corp. 7.9%
Amazon.com, Inc. 3.2%
Vertex Pharmaceuticals, Inc. 2.0%
Humana, Inc. 1.9%
ServiceNow, Inc. 1.8%
PayPal Holdings, Inc. 1.8%
Fortinet, Inc. 1.8%
Target Corp. 1.7%
Other Holdings
#
61.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

NVIT Multi-Manager Mid Cap Value Fund - June 30, 2022 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Common Stocks 96.3%
Repurchase Agreement 0.7%
Master Limited Partnership 0.4%
Exchange Traded Fund 0.2%
Forward Currency Contracts
†
0.0%
Other assets in excess of liabilities 2.4%
100.0%
Top Industries
2
Insurance 10.6%
Equity Real Estate Investment Trusts (REITs) 6.8%
Oil, Gas & Consumable Fuels 5.3%
Machinery 5.0%
Health Care Providers & Services 4.8%
Banks 4.0%
IT Services 4.0%
Electric Utilities 3.8%
Containers & Packaging 3.6%
Food Products 3.5%
Other Industries
#
48.6%
100.0%
Top Holdings
2
Alleghany Corp. 2.0%
Allstate Corp. (The) 1.7%
Bank of New York Mellon Corp. (The) 1.4%
Quest Diagnostics, Inc. 1.3%
Dollar Tree, Inc. 1.1%
BorgWarner, Inc. 1.1%
Ross Stores, Inc. 1.1%
Prosperity Bancshares, Inc. 1.0%
Global Payments, Inc. 1.0%
Devon Energy Corp. 1.0%
Other Holdings
#
87.3%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

8 - Fund Overview - June 30, 2022 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
Asset Allocation
1
Common Stocks 95.4%
Repurchase Agreements 2.1%
Exchange Traded Fund 0.4%
Other assets in excess of liabilities 2.1%
100.0%
Top Industries
2
Software 9.1%
Health Care Equipment & Supplies 8.2%
Hotels, Restaurants & Leisure 5.8%
Semiconductors & Semiconductor Equipment 5.3%
Biotechnology 4.9%
IT Services 4.8%
Health Care Providers & Services 4.7%
Oil, Gas & Consumable Fuels 4.6%
Machinery 4.0%
Equity Real Estate Investment Trusts (REITs) 3.4%
Other Industries
#
45.2%
100.0%
Top Holdings
2
WillScot Mobile Mini Holdings Corp. 2.0%
Casella Waste Systems, Inc., Class A 2.0%
Chart Industries, Inc. 1.9%
Manhattan Associates, Inc. 1.6%
Lattice Semiconductor Corp. 1.4%
Repligen Corp. 1.3%
ExlService Holdings, Inc. 1.3%
LPL Financial Holdings, Inc. 1.3%
Hamilton Lane, Inc., Class A 1.3%
Performance Food Group Co. 1.3%
Other Holdings
#
84.6%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

NVIT Multi-Manager Small Cap Value Fund - June 30, 2022 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Common Stocks 97.2%
Repurchase Agreements 4.3%
Rights
†
0.0%
Liabilities in excess of other assets (1.5)%
100.0%
Top Industries
2
Banks 8.4%
Insurance 6.5%
Equity Real Estate Investment Trusts (REITs) 5.8%
Specialty Retail 4.0%
Capital Markets 3.5%
Commercial Services & Supplies 3.4%
Electronic Equipment, Instruments & Components 3.2%
Trading Companies & Distributors 3.1%
Chemicals 3.1%
Auto Components 3.1%
Other Industries
#
55.9%
100.0%
Top Holdings
2
Grocery Outlet Holding Corp. 2.5%
Addus HomeCare Corp. 2.4%
ePlus, Inc. 2.2%
Element Solutions, Inc. 1.8%
Dorman Products, Inc. 1.8%
Verra Mobility Corp. 1.8%
Beacon Roofing Supply, Inc. 1.7%
Focus Financial Partners, Inc., Class A 1.7%
Ollie's Bargain Outlet Holdings, Inc. 1.6%
America's Car-Mart, Inc. 1.6%
Other Holdings
#
80.9%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

10 - Fund Overview - June 30, 2022 (Unaudited) - NVIT Multi-Manager Small Company Fund
Asset Allocation
1
Common Stocks 97.1%
Repurchase Agreements 2.7%
Rights
†
0.0%
Other assets in excess of liabilities 0.2%
100.0%
Top Industries
2
Banks 11.1%
Equity Real Estate Investment Trusts (REITs) 7.6%
Insurance 6.4%
Health Care Equipment & Supplies 3.6%
Oil, Gas & Consumable Fuels 3.6%
Biotechnology 3.5%
Software 3.3%
Commercial Services & Supplies 2.9%
Machinery 2.8%
Chemicals 2.3%
Other Industries
#
52.9%
100.0%
Top Holdings
2
Southwest Gas Holdings, Inc. 1.1%
Portland General Electric Co. 0.9%
Equity Commonwealth 0.9%
Casella Waste Systems, Inc., Class A 0.9%
Unum Group 0.9%
Apple Hospitality REIT, Inc. 0.9%
American Equity Investment Life Holding Co. 0.9%
Repligen Corp. 0.8%
Boise Cascade Co. 0.8%
Associated Banc-Corp 0.8%
Other Holdings
#
91.1%
100.0%
Top Countries
2
United States 95.1%
Puerto Rico 0.8%
Norway 0.6%
Israel 0.3%
United Kingdom 0.2%
Monaco 0.2%
Bermuda 0.1%
Germany
†
0.0%
Australia
†
0.0%
Other Countries
#
2.7%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

Neuberger Berman NVIT Multi Cap Opportunities Fund - June 30, 2022 (Unaudited) - Fund Overview - 11
Asset Allocation
1
Common Stocks 98.3%
Other assets in excess of liabilities 1.7%
100.0%
Top Industries
2
Capital Markets 8.1%
Diversified Financial Services 7.1%
Containers & Packaging 6.2%
Communications Equipment 6.2%
Hotels, Restaurants & Leisure 6.1%
Machinery 5.1%
Software 4.9%
Technology Hardware, Storage & Peripherals 4.5%
Interactive Media & Services 4.5%
Food & Staples Retailing 3.7%
Other Industries 43.6%
100.0%
Top Holdings
2
Berkshire Hathaway, Inc., Class B 5.5%
Microsoft Corp. 4.9%
Apple, Inc. 4.5%
Alphabet, Inc., Class C 4.5%
Brookfield Asset Management, Inc., Class A 4.1%
Motorola Solutions, Inc. 3.8%
Raytheon Technologies Corp. 3.5%
CSX Corp. 3.3%
Graphic Packaging Holding Co. 3.2%
HCA Healthcare, Inc. 3.1%
Other Holdings 59.6%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

12 - Fund Overview - June 30, 2022 (Unaudited) - NVIT Real Estate Fund
Asset Allocation
1
Common Stocks 98.7%
Other assets in excess of liabilities 1.3%
100.0%
Top Industries
2
Equity Real Estate Investment Trusts (REITs) 95.9%
Real Estate Management & Development 3.1%
Hotels, Restaurants & Leisure 1.0%
100.0%
Top Holdings
2
Prologis, Inc. 9.8%
Welltower, Inc. 6.2%
AvalonBay Communities, Inc. 6.1%
Public Storage 5.8%
American Tower Corp. 5.0%
Sun Communities, Inc. 4.0%
WP Carey, Inc. 4.0%
VICI Properties, Inc. 3.7%
Rexford Industrial Realty, Inc. 3.5%
Life Storage, Inc. 3.2%
Other Holdings 48.7%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

Equity Funds (II) - June 30, 2022 (Unaudited) - Shareholder Expense Example - 13
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2022) and continued to hold your shares at the end of the reporting period (June 30, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January
1, 2022 through June 30, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2022 through June 30, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/22
Ending Account
Value($) 6/30/22
Expenses Paid
During Period ($)
1/1/22 - 6/30/22
Expense Ratio
During Period (%)
1/1/22 - 6/30/22
(a)
NVIT Allspring Discovery Fund
Class I Shares
Actual
(b)
1,000.00 608.10 3.27 0.82
Hypothetical
(b)(c)
1,000.00 1,020.73 4.11 0.82
Class II Shares
Actual
(b)
1,000.00 607.40 4.26 1.07
Hypothetical
(b)(c)
1,000.00 1,019.49 5.36 1.07
NVIT AQR Large Cap Defensive Style Fund
Class I Shares
Actual
(b)
1,000.00 864.80 3.65 0.79
Hypothetical
(b)(c)
1,000.00 1,020.88 3.96 0.79
Class II Shares
Actual
(b)
1,000.00 863.70 4.81 1.04
Hypothetical
(b)(c)
1,000.00 1,019.64 5.21 1.04
Class IV Shares
Actual
(b)
1,000.00 864.70 3.65 0.79
Hypothetical
(b)(c)
1,000.00 1,020.88 3.96 0.79

14 - Shareholder Expense Example - June 30, 2022 (Unaudited) - Equity Funds (II)
Beginning Account
Value($) 1/1/22
Ending Account
Value($) 6/30/22
Expenses Paid
During Period ($)
1/1/22 - 6/30/22
Expense Ratio
During Period (%)
1/1/22 - 6/30/22
(a)
NVIT BlackRock Equity Dividend Fund
Class I Shares
Actual
(b)
1,000.00 913.60 3.80 0.80
Hypothetical
(b)(c)
1,000.00 1,020.83 4.01 0.80
Class II Shares
Actual
(b)
1,000.00 912.30 4.98 1.05
Hypothetical
(b)(c)
1,000.00 1,019.59 5.26 1.05
Class IV Shares
Actual
(b)
1,000.00 913.60 3.80 0.80
Hypothetical
(b)(c)
1,000.00 1,020.83 4.01 0.80
NVIT Jacobs Levy Large Cap Growth Fund
Class I Shares
Actual
(b)
1,000.00 846.40 3.71 0.81
Hypothetical
(b)(c)
1,000.00 1,020.78 4.06 0.81
Class II Shares
Actual
(b)
1,000.00 845.70 4.85 1.06
Hypothetical
(b)(c)
1,000.00 1,019.54 5.31 1.06
NVIT Multi-Manager Mid Cap Value Fund
Class I Shares
Actual
(b)
1,000.00 918.10 4.42 0.93
Hypothetical
(b)(c)
1,000.00 1,020.18 4.66 0.93
Class II Shares
Actual
(b)
1,000.00 917.60 4.85 1.02
Hypothetical
(b)(c)
1,000.00 1,019.74 5.11 1.02
NVIT Multi-Manager Small Cap Growth Fund
Class I Shares
Actual
(b)
1,000.00 668.20 4.51 1.09
Hypothetical
(b)(c)
1,000.00 1,019.39 5.46 1.09
Class II Shares
Actual
(b)
1,000.00 667.20 5.54 1.34
Hypothetical
(b)(c)
1,000.00 1,018.15 6.71 1.34
NVIT Multi-Manager Small Cap Value Fund
Class I Shares
Actual
(b)
1,000.00 861.00 4.89 1.06
Hypothetical
(b)(c)
1,000.00 1,019.54 5.31 1.06
Class II Shares
Actual
(b)
1,000.00 860.90 6.04 1.31
Hypothetical
(b)(c)
1,000.00 1,018.30 6.56 1.31
Class IV Shares
Actual
(b)
1,000.00 861.70 4.89 1.06
Hypothetical
(b)(c)
1,000.00 1,019.54 5.31 1.06

Equity Funds (II) - June 30, 2022 (Unaudited) - Shareholder Expense Example - 15
Beginning Account
Value($) 1/1/22
Ending Account
Value($) 6/30/22
Expenses Paid
During Period ($)
1/1/22 - 6/30/22
Expense Ratio
During Period (%)
1/1/22 - 6/30/22
(a)
NVIT Multi-Manager Small Company Fund
Class I Shares
Actual
(b)
1,000.00 786.00 4.69 1.06
Hypothetical
(b)(c)
1,000.00 1,019.54 5.31 1.06
Class II Shares
Actual
(b)
1,000.00 785.00 5.80 1.31
Hypothetical
(b)(c)
1,000.00 1,018.30 6.56 1.31
Class IV Shares
Actual
(b)
1,000.00 786.10 4.69 1.06
Hypothetical
(b)(c)
1,000.00 1,019.54 5.31 1.06
NVIT Neuberger Berman Multi Cap Opportunities Fund
Class I Shares
Actual
(b)
1,000.00 774.30 3.70 0.84
Hypothetical
(b)(c)
1,000.00 1,020.63 4.21 0.84
Class II Shares
Actual
(b)
1,000.00 774.20 4.14 0.94
Hypothetical
(b)(c)
1,000.00 1,020.13 4.71 0.94
NVIT Real Estate Fund
Class I Shares
Actual
(b)
1,000.00 771.60 3.73 0.85
Hypothetical
(b)(c)
1,000.00 1,020.58 4.26 0.85
Class II Shares
Actual
(b)
1,000.00 771.40 4.83 1.10
Hypothetical
(b)(c)
1,000.00 1,019.34 5.51 1.10
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2022 through June 30, 2022 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

16 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Allspring Discovery Fund
Common Stocks 95.4%
Shares Value ($)
BRAZIL 1.9%
Internet & Direct Marketing Retail 1.5%
MercadoLibre, Inc. * 9,626 6,130,511
IT Services 0.4%
StoneCo Ltd.
, Class A
* 218,030 1,678,831
7,809,342
CANADA 1.0%
Software 1.0%
Lightspeed Commerce, Inc.
*(a) 191,002 4,259,345
DENMARK 0.7%
Biotechnology 0.7%
Ascendis Pharma A/S, ADR
*(a) 32,829 3,051,784
INDIA 2.5%
IT Services 2.5%
WNS Holdings Ltd., ADR * 138,392 10,329,579
ISRAEL 1.1%
Internet & Direct Marketing Retail 1.1%
Global-e Online Ltd. *(a) 212,600 4,288,142
SWITZERLAND 1.4%
Biotechnology 0.5%
CRISPR Therapeutics AG *(a) 34,508 2,097,051
Textiles, Apparel & Luxury Goods 0.9%
On Holding AG
, Class A
*(a) 209,500 3,706,055
5,803,106
UNITED STATES 86.8%
Aerospace & Defense 2.0%
Axon Enterprise, Inc. * 88,700 8,264,179
Banks 0.6%
Silvergate Capital Corp.
, Class
A
* 44,000 2,355,320
Biotechnology 2.0%
Horizon Therapeutics plc * 33,100 2,640,056
Mirati Therapeutics, Inc. *(a) 31,814 2,135,674
Sarepta Therapeutics, Inc. * 28,100 2,106,376
Zentalis Pharmaceuticals,
Inc. *(a) 49,500 1,390,950
8,273,056
Building Products 2.7%
Advanced Drainage Systems,
Inc. 76,500 6,890,355
Trex Co., Inc. * 76,979 4,189,197
11,079,552
Capital Markets 1.7%
MarketAxess Holdings, Inc. 27,300 6,989,073
Commercial Services & Supplies 6.1%
Casella Waste Systems, Inc.
,
Class A
* 153,910 11,186,179
Rollins, Inc. 182,600 6,376,392
Tetra Tech, Inc. 53,200 7,264,460
24,827,031
Diversified Consumer Services 1.1%
Mister Car Wash, Inc. *(a) 428,264 4,659,512
Common Stocks
Shares Value ($)
UNITED STATES
Electrical Equipment 1.5%
Generac Holdings, Inc. *(a) 28,070 5,910,981
Electronic Equipment, Instruments & Components 6.4%
Cognex Corp. 108,400 4,609,168
Novanta, Inc. * 71,239 8,639,154
Teledyne Technologies, Inc. * 34,089 12,787,124
26,035,446
Entertainment 2.6%
Liberty Media Corp.-Liberty
Formula One
, Class C
* 63,300 4,017,651
Roku, Inc. * 23,200 1,905,648
Warner Music Group Corp.
,
Class A
191,800 4,672,248
10,595,547
Equity Real Estate Investment Trusts (REITs) 4.0%
Equity LifeStyle Properties,
Inc. 106,248 7,487,297
Rexford Industrial Realty, Inc.
(a) 151,700 8,736,403
16,223,700
Health Care Equipment & Supplies 10.6%
ABIOMED, Inc. * 20,999 5,197,462
Dexcom, Inc. * 73,800 5,500,314
Heska Corp. *(a) 24,717 2,336,004
ICU Medical, Inc. * 23,900 3,928,921
Inari Medical, Inc. *(a) 109,144 7,420,701
Insulet Corp. * 25,898 5,644,210
iRhythm Technologies, Inc. * 28,700 3,100,461
Shockwave Medical, Inc. * 49,590 9,480,119
42,608,192
Health Care Providers & Services 3.1%
Amedisys, Inc. * 54,623 5,741,970
Option Care Health, Inc. * 252,892 7,027,868
12,769,838
Health Care Technology 1.6%
Inspire Medical Systems,
Inc. * 35,800 6,539,586
Hotels, Restaurants & Leisure 4.7%
Chipotle Mexican Grill, Inc. * 6,425 8,399,145
Domino's Pizza, Inc. 8,821 3,437,632
Hyatt Hotels Corp.
, Class A
* 30,300 2,239,473
Wingstop, Inc. 66,400 4,964,728
19,040,978
Insurance 1.0%
Goosehead Insurance, Inc.
,
Class A
(a) 87,500 3,996,125
Interactive Media & Services 4.7%
Bumble, Inc.
, Class A
*(a) 226,600 6,378,790
IAC/InterActiveCorp * 82,137 6,239,948
ZoomInfo Technologies, Inc.
,
Class A
* 190,600 6,335,544
18,954,282
IT Services 4.9%
Globant SA * 51,274 8,921,676
Marqeta, Inc.
, Class A
*(a) 406,000 3,292,660
MongoDB, Inc. *(a) 29,791 7,730,765
19,945,101

NVIT Allspring Discovery Fund - June 30, 2022 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
UNITED STATES
Leisure Products 1.4%
Callaway Golf Co. *(a) 287,509 5,865,184
Life Sciences Tools & Services 5.4%
Azenta, Inc. (a) 88,300 6,366,430
Bio-Rad Laboratories, Inc.
,
Class A
* 12,996 6,433,020
Bio-Techne Corp. 26,900 9,324,616
22,124,066
Professional Services 1.0%
Clarivate plc *(a) 297,436 4,122,463
Road & Rail 2.0%
Saia, Inc. * 42,464 7,983,232
Semiconductors & Semiconductor Equipment 4.0%
Enphase Energy, Inc. *(a) 42,025 8,204,961
Impinj, Inc. *(a) 86,800 5,092,556
MKS Instruments, Inc. 28,032 2,876,924
16,174,441
Software 9.8%
Bill.com Holdings, Inc. *(a) 68,859 7,570,358
Black Knight, Inc. * 61,171 3,999,972
CCC Intelligent Solutions
Holdings, Inc. *(a) 363,100 3,340,520
Crowdstrike Holdings, Inc.
,
Class A
* 44,360 7,477,322
Five9, Inc. *(a) 100,000 9,113,999
HubSpot, Inc. *(a) 14,700 4,419,555
Olo, Inc.
, Class A
*(a) 412,500 4,071,375
39,993,101
Trading Companies & Distributors 1.9%
SiteOne Landscape Supply,
Inc. *(a) 64,378 7,652,613
352,982,599
Total Common Stocks
(cost $434,748,375) 388,523,897
Repurchase Agreements 5.0%
Principal
Amount ($)
BofA Securities, Inc.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $3,000,130,
collateralized by U.S.
Government Agency
Security, 3.30%, maturing
11/25/2027; total market
value $3,060,000.(b)(c) 3,000,000 3,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $4,292,302,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072;
total market value
$4,377,959.(b)(c) 4,292,117 4,292,117
MetLife, Inc., 1.50%,
dated 6/30/2022, due
7/1/2022, repurchase
price $5,000,209,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 1.50%, maturing
2/29/2024 - 11/15/2047;
total market value
$5,102,253.(b)(c) 5,000,000 5,000,000
NatWest Markets
Securities, Inc., 1.49%,
dated 6/30/2022, due
7/7/2022, repurchase
price $2,000,580,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 2.88%, maturing
1/15/2023 - 12/31/2028;
total market value
$2,040,085.(b)(c) 2,000,000 2,000,000
Pershing LLC, 1.58%,
dated 6/30/2022, due
7/1/2022, repurchase
price $6,000,264,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.50%, maturing
10/25/2022 - 5/20/2072;
total market value
$6,120,000.(b)(c) 6,000,000 6,000,000
Total Repurchase Agreements
(cost $20,292,117) 20,292,117
Total Investments
(cost $455,040,492) — 100.4% 408,816,014
Liabilities in excess of other assets
— (0.4)% (1,669,617)
NET ASSETS — 100.0%
$ 407,146,397

18 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Allspring Discovery Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
June 30, 2022. The total value of securities on loan as of
June 30, 2022 was $77,178,022, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $20,292,117 and by $60,403,019 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from 7/14/2022 – 5/15/2052, a total value of $80,695,136.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $20,292,117.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT AQR Large Cap Defensive Style Fund - June 30, 2022 (Unaudited) - Statement of Investments - 19
Common Stocks 98.4%
Shares Value ($)
Aerospace & Defense 0.3%
Spirit AeroSystems Holdings,
Inc., Class A(a) 61,690 1,807,517
Air Freight & Logistics 2.6%
CH Robinson Worldwide, Inc. 75,716 7,675,331
Expeditors International of
Washington, Inc. 68,492 6,675,230
United Parcel Service, Inc.,
Class B 15,618 2,850,910
17,201,471
Airlines 0.2%
United Airlines Holdings, Inc.* 35,919 1,272,251
Banks 1.8%
First Citizens BancShares,
Inc., Class A 860 562,251
JPMorgan Chase & Co. 19,886 2,239,362
Signature Bank 817 146,415
SVB Financial Group* 5,878 2,321,751
Wells Fargo & Co. 165,295 6,474,605
Western Alliance Bancorp 4,937 348,552
12,092,936
Beverages 4.0%
Brown-Forman Corp., Class B 4,946 347,011
Coca-Cola Co. (The) 114,567 7,207,410
Monster Beverage Corp.* 88,768 8,228,794
PepsiCo, Inc. 63,878 10,645,907
26,429,122
Biotechnology 4.8%
AbbVie, Inc. 10,795 1,653,362
Amgen, Inc. 42,944 10,448,275
Biogen, Inc.* 8,424 1,717,991
Moderna, Inc.*(a) 6,448 921,097
Regeneron Pharmaceuticals,
Inc.* 15,658 9,255,914
United Therapeutics Corp.* 13,080 3,082,171
Vertex Pharmaceuticals, Inc.* 14,951 4,213,042
31,291,852
Building Products 0.1%
Carrier Global Corp. 27,047 964,496
Capital Markets 3.5%
BlackRock, Inc. 2,648 1,612,738
Charles Schwab Corp. (The) 109,395 6,911,576
CME Group, Inc. 19,698 4,032,180
LPL Financial Holdings, Inc.(a) 38,741 7,146,940
MarketAxess Holdings, Inc. 2,112 540,693
T. Rowe Price Group, Inc.(a) 22,170 2,518,734
22,762,861
Chemicals 2.7%
Air Products & Chemicals, Inc. 4,353 1,046,809
CF Industries Holdings, Inc. 18,817 1,613,181
Chemours Co. (The) 74,432 2,383,313
Corteva, Inc. 41,820 2,264,135
Ecolab, Inc. 48,904 7,519,479
Olin Corp. 5,691 263,380
PPG Industries, Inc. 11,451 1,309,307
Sherwin-Williams Co. (The) 7,202 1,612,600
18,012,204
Common Stocks
Shares Value ($)
Commercial Services & Supplies 2.7%
Copart, Inc.* 15,158 1,647,068
Republic Services, Inc. 46,426 6,075,771
Waste Management, Inc. 67,422 10,314,217
18,037,056
Communications Equipment 0.7%
Cisco Systems, Inc. 102,561 4,373,201
Containers & Packaging 0.4%
AptarGroup, Inc. 2,115 218,289
Ball Corp.(a) 3,635 249,979
Packaging Corp. of America 14,863 2,043,663
2,511,931
Diversified Telecommunication Services 1.6%
Verizon Communications, Inc. 205,141 10,410,906
Electric Utilities 4.0%
Alliant Energy Corp. 5,271 308,933
American Electric Power Co.,
Inc. 50,073 4,804,004
Duke Energy Corp. 44,721 4,794,538
Evergy, Inc. 38,619 2,519,890
Eversource Energy 42,108 3,556,863
IDACORP, Inc. 11,736 1,243,077
Pinnacle West Capital Corp. 51,644 3,776,209
Xcel Energy, Inc. 76,481 5,411,796
26,415,310
Electrical Equipment 0.8%
Eaton Corp. plc 26,238 3,305,726
Emerson Electric Co. 3,482 276,958
Rockwell Automation, Inc.(a) 8,297 1,653,675
5,236,359
Electronic Equipment, Instruments & Components 0.0%
†
Amphenol Corp., Class A 4,939 317,973
Entertainment 0.3%
Electronic Arts, Inc. 8,931 1,086,456
Take-Two Interactive Software,
Inc.* 5,816 712,635
1,799,091
Equity Real Estate Investment Trusts (REITs) 0.9%
Life Storage, Inc. 7,929 885,352
Public Storage 16,657 5,208,144
6,093,496
Food & Staples Retailing 2.7%
Costco Wholesale Corp. 18,820 9,020,050
Walmart, Inc. 71,482 8,690,781
17,710,831
Food Products 6.2%
Archer-Daniels-Midland Co. 8,856 687,226
Campbell Soup Co.(a) 19,202 922,656
Flowers Foods, Inc. 112,210 2,953,367
General Mills, Inc. 50,887 3,839,424
Hain Celestial Group, Inc.
(The)* 8,566 203,357
Hershey Co. (The) 49,573 10,666,127
Hormel Foods Corp.(a) 195,493 9,258,548
J M Smucker Co. (The)(a) 16,201 2,073,890
Kellogg Co.(a) 17,824 1,271,564

20 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Common Stocks
Shares Value ($)
Food Products
McCormick & Co., Inc.
(Non-Voting) 33,254 2,768,396
Mondelez International, Inc.,
Class A 95,057 5,902,089
40,546,644
Health Care Equipment & Supplies 2.7%
Abbott Laboratories 84,286 9,157,674
Align Technology, Inc.* 1,615 382,222
Becton Dickinson and Co. 12,973 3,198,234
Embecta Corp.* 2,594 65,680
Medtronic plc 32,422 2,909,874
Stryker Corp. 9,439 1,877,700
17,591,384
Health Care Providers & Services 3.0%
Chemed Corp. 6,155 2,889,095
Elevance Health, Inc. 9,894 4,774,647
Quest Diagnostics, Inc. 10,333 1,374,082
UnitedHealth Group, Inc. 20,912 10,741,031
19,778,855
Hotels, Restaurants & Leisure 0.3%
Carnival Corp.*(a) 203,029 1,756,201
Household Durables 0.3%
Garmin Ltd. 20,795 2,043,109
Household Products 4.1%
Church & Dwight Co., Inc. 34,129 3,162,393
Clorox Co. (The) 51,556 7,268,365
Colgate-Palmolive Co. 76,648 6,142,571
Kimberly-Clark Corp. 1,731 233,944
Procter & Gamble Co. (The) 69,635 10,012,817
26,820,090
Industrial Conglomerates 0.7%
3M Co. 25,461 3,294,908
Honeywell International, Inc. 6,562 1,140,541
4,435,449
Insurance 4.2%
Allstate Corp. (The) 29,593 3,750,321
Aon plc, Class A 1,560 420,701
Brighthouse Financial, Inc.* 34,279 1,406,125
Chubb Ltd. 15,976 3,140,562
Erie Indemnity Co., Class A 4,547 873,888
Everest Re Group Ltd. 5,518 1,546,585
Marsh & McLennan Cos., Inc. 21,592 3,352,158
Progressive Corp. (The) 74,876 8,705,832
Travelers Cos., Inc. (The) 25,638 4,336,155
27,532,327
Interactive Media & Services 1.7%
Alphabet, Inc., Class A* 2,903 6,326,392
IAC/InterActiveCorp* 3,033 230,417
Meta Platforms, Inc., Class A* 27,559 4,443,889
11,000,698
Internet & Direct Marketing Retail 1.2%
Amazon.com, Inc.* 55,220 5,864,916
DoorDash, Inc., Class A*(a) 26,402 1,694,217
7,559,133
IT Services 3.4%
Accenture plc, Class A 14,065 3,905,147
Common Stocks
Shares Value ($)
IT Services
Automatic Data Processing,
Inc. 13,213 2,775,259
Cloudflare, Inc., Class A* 22,185 970,594
Concentrix Corp. 10,883 1,476,170
Euronet Worldwide, Inc.* 11,294 1,136,063
Mastercard, Inc., Class A 8,059 2,542,453
MongoDB, Inc.*(a) 4,777 1,239,631
Paychex, Inc. 2,348 267,367
Visa, Inc., Class A(a) 40,520 7,977,983
22,290,667
Life Sciences Tools & Services 4.8%
Agilent Technologies, Inc. 3,763 446,931
Bio-Rad Laboratories, Inc.,
Class A* 5,527 2,735,865
Bio-Techne Corp. 1,164 403,489
Charles River Laboratories
International, Inc.* 2,189 468,380
Danaher Corp. 13,614 3,451,421
Illumina, Inc.* 6,152 1,134,183
Mettler-Toledo International,
Inc.* 5,499 6,317,086
PerkinElmer, Inc. 31,658 4,502,401
QIAGEN NV* 5,163 243,694
Thermo Fisher Scientific, Inc. 18,525 10,064,262
Waters Corp.* 4,579 1,515,557
West Pharmaceutical
Services, Inc. 1,191 360,123
31,643,392
Machinery 1.1%
Caterpillar, Inc. 12,104 2,163,711
IDEX Corp. 6,181 1,122,655
Illinois Tool Works, Inc. 23,267 4,240,411
7,526,777
Media 0.8%
Charter Communications, Inc.,
Class A* 5,977 2,800,404
New York Times Co. (The),
Class A 93,951 2,621,233
5,421,637
Metals & Mining 1.1%
Alcoa Corp. 53,648 2,445,276
Newmont Corp. 78,701 4,696,089
Royal Gold, Inc. 3,893 415,694
7,557,059
Multiline Retail 1.1%
Dollar General Corp. 2,901 712,021
Target Corp. 44,076 6,224,854
6,936,875
Multi-Utilities 4.2%
Ameren Corp.(a) 60,196 5,439,311
Consolidated Edison, Inc. 37,368 3,553,697
Dominion Energy, Inc. 51,756 4,130,646
DTE Energy Co.(a) 37,547 4,759,082
Public Service Enterprise
Group, Inc. 55,811 3,531,720
WEC Energy Group, Inc. 59,197 5,957,586
27,372,042

NVIT AQR Large Cap Defensive Style Fund - June 30, 2022 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels 3.7%
ConocoPhillips 27,796 2,496,359
Devon Energy Corp. 54,718 3,015,509
EOG Resources, Inc. 65,744 7,260,767
Hess Corp. 5,279 559,257
Marathon Oil Corp. 279,518 6,283,565
Occidental Petroleum Corp.(a) 74,093 4,362,596
23,978,053
Personal Products 0.6%
Estee Lauder Cos., Inc. (The),
Class A 15,182 3,866,400
Pharmaceuticals 5.4%
Eli Lilly & Co. 36,500 11,834,395
Johnson & Johnson 60,961 10,821,187
Merck & Co., Inc. 89,891 8,195,363
Pfizer, Inc. 72,491 3,800,703
Zoetis, Inc. 2,828 486,105
35,137,753
Professional Services 0.8%
FTI Consulting, Inc.* 9,406 1,701,075
Robert Half International, Inc. 44,233 3,312,609
5,013,684
Road & Rail 3.0%
AMERCO(a) 4,562 2,181,685
JB Hunt Transport Services,
Inc. 22,716 3,577,089
Landstar System, Inc.(a) 27,300 3,969,966
Old Dominion Freight Line,
Inc.(a) 32,159 8,241,708
Union Pacific Corp. 9,445 2,014,430
19,984,878
Semiconductors & Semiconductor Equipment 0.8%
Broadcom, Inc. 3,981 1,934,010
Texas Instruments, Inc. 22,233 3,416,100
5,350,110
Software 3.7%
Atlassian Corp. plc, Class A* 6,396 1,198,610
Crowdstrike Holdings, Inc.,
Class A* 18,424 3,105,549
Dolby Laboratories, Inc., Class
A 3,451 246,954
Fortinet, Inc.* 19,170 1,084,639
Intuit, Inc. 8,202 3,161,379
Microsoft Corp. 34,828 8,944,875
NortonLifeLock, Inc. 75,468 1,657,277
Oracle Corp. 47,828 3,341,742
Tyler Technologies, Inc.* 802 266,649
Zoom Video Communications,
Inc., Class A* 14,675 1,584,460
24,592,134
Specialty Retail 2.6%
AutoZone, Inc.* 4,133 8,882,313
Home Depot, Inc. (The) 25,156 6,899,536
O'Reilly Automotive, Inc.* 1,374 868,039
Williams-Sonoma, Inc.(a) 1,456 161,543
16,811,431
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods 0.2%
NIKE, Inc., Class B 15,532 1,587,370
Thrifts & Mortgage Finance 0.0%
†
TFS Financial Corp. 15,133 207,776
Tobacco 0.8%
Altria Group, Inc. 23,615 986,399
Philip Morris International, Inc. 43,221 4,267,641
5,254,040
Trading Companies & Distributors 0.1%
Air Lease Corp. 21,286 711,591
Water Utilities 0.1%
American Water Works Co.,
Inc. 1,292 192,211
Essential Utilities, Inc. 4,199 192,524
384,735
Wireless Telecommunication Services 1.6%
T-Mobile US, Inc.* 77,295 10,399,269
Total Common Stocks
(cost $505,118,989) 645,832,427
Repurchase Agreement 0.0%
†
Principal
Amount ($)
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $233,328,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072;
total market value
$475,969.(b)(c) 233,318 233,318
Total Repurchase Agreement
(cost $233,318) 233,318
Total Investments
(cost $505,352,307) — 98.4% 646,065,745
Other assets in excess of liabilities — 1.6% 10,232,027
NET ASSETS — 100.0%
$ 656,297,772

22 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2022. The total value of securities on loan as of June 30,
2022 was $60,092,296, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $233,318 and by $61,618,277 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.00%, and maturity dates ranging from
7/31/2022 – 2/15/2052, a total value of $61,851,595.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $233,318.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of June 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 24 9/2022 USD 4,547,400 (273,679)
Net contracts (273,679)
As of June 30, 2022, the Fund had $252,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT BlackRock Equity Dividend Fund - June 30, 2022 (Unaudited) - Statement of Investments - 23
Common Stocks 92.5%
Shares Value ($)
Aerospace & Defense 3.1%
Airbus SE 35,230 3,459,156
BAE Systems plc 721,581 7,298,171
Huntington Ingalls Industries,
Inc. 18,595 4,050,363
14,807,690
Auto Components 0.6%
Lear Corp. 22,894 2,882,126
Automobiles 2.0%
General Motors Co.* 300,756 9,552,011
Banks 10.4%
Bank of America Corp. 238,358 7,420,085
Citigroup, Inc. 271,873 12,503,439
First Citizens BancShares,
Inc., Class A(a) 12,565 8,214,746
JPMorgan Chase & Co. 66,641 7,504,443
Wells Fargo & Co. 358,659 14,048,673
49,691,386
Beverages 1.4%
Constellation Brands, Inc.,
Class A 28,401 6,619,137
Capital Markets 1.6%
Charles Schwab Corp. (The) 63,873 4,035,496
Raymond James Financial,
Inc. 38,743 3,464,012
7,499,508
Chemicals 1.0%
PPG Industries, Inc.(a) 41,101 4,699,488
Communications Equipment 2.4%
Cisco Systems, Inc. 271,444 11,574,372
Consumer Finance 0.5%
Capital One Financial Corp. 24,859 2,590,059
Containers & Packaging 1.1%
Sealed Air Corp.(a) 88,262 5,094,483
Diversified Financial Services 1.1%
Apollo Global Management,
Inc.(a) 73,916 3,583,448
Equitable Holdings, Inc. 66,731 1,739,677
5,323,125
Diversified Telecommunication Services 2.0%
Verizon Communications, Inc. 192,924 9,790,893
Electric Utilities 1.1%
American Electric Power Co.,
Inc. 35,443 3,400,401
Edison International 26,270 1,661,315
5,061,716
Entertainment 0.5%
Activision Blizzard, Inc. 33,286 2,591,648
Food & Staples Retailing 0.5%
Walmart, Inc. 19,240 2,339,199
Food Products 0.5%
Mondelez International, Inc.,
Class A 39,596 2,458,516
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 6.2%
Alcon, Inc. 34,197 2,388,807
DENTSPLY SIRONA, Inc. 109,335 3,906,540
Koninklijke Philips NV 275,268 5,972,613
Medtronic plc 124,561 11,179,350
Zimmer Biomet Holdings, Inc. 57,852 6,077,931
29,525,241
Health Care Providers & Services 9.8%
AmerisourceBergen Corp. 26,053 3,685,979
Cigna Corp. 31,029 8,176,762
Elevance Health, Inc. 27,230 13,140,653
Humana, Inc. 26,131 12,231,137
Laboratory Corp. of America
Holdings 40,889 9,582,746
46,817,277
Household Durables 1.9%
Newell Brands, Inc. 220,225 4,193,084
Panasonic Holdings Corp. 585,600 4,737,244
8,930,328
Industrial Conglomerates 1.4%
General Electric Co. 28,268 1,799,824
Siemens AG (Registered) 46,590 4,741,819
6,541,643
Insurance 6.3%
Allstate Corp. (The) 21,140 2,679,072
American International Group,
Inc. 173,637 8,878,060
Fidelity National Financial, Inc. 133,663 4,940,185
MetLife, Inc. 22,429 1,408,317
Prudential plc 288,630 3,590,263
Willis Towers Watson plc 43,339 8,554,685
30,050,582
IT Services 6.2%
Cognizant Technology
Solutions Corp., Class A 126,779 8,556,315
Fidelity National Information
Services, Inc.(a) 101,802 9,332,189
SS&C Technologies Holdings,
Inc. 126,315 7,335,112
Visa, Inc., Class A(a) 23,139 4,555,838
29,779,454
Machinery 1.0%
Komatsu Ltd. 211,600 4,710,422
Media 2.7%
Comcast Corp., Class A 200,960 7,885,671
Fox Corp., Class A 151,944 4,886,519
12,772,190
Multiline Retail 1.4%
Dollar General Corp. 27,146 6,662,714
Multi-Utilities 2.0%
Public Service Enterprise
Group, Inc. 73,088 4,625,009
Sempra Energy 33,687 5,062,145
9,687,154
Oil, Gas & Consumable Fuels 5.9%
BP plc 2,523,459 11,885,207
ConocoPhillips 66,023 5,929,525

24 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT BlackRock Equity Dividend Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
EQT Corp. 171,132 5,886,941
Hess Corp. 42,003 4,449,798
28,151,471
Personal Products 2.0%
Unilever plc, ADR-UK(a) 208,365 9,549,368
Pharmaceuticals 6.3%
AstraZeneca plc 83,301 10,919,241
Bayer AG (Registered) 148,768 8,838,829
Sanofi 99,815 10,093,860
29,851,930
Professional Services 1.3%
Leidos Holdings, Inc. 63,930 6,438,390
Road & Rail 1.0%
Union Pacific Corp. 22,655 4,831,858
Semiconductors & Semiconductor Equipment 0.5%
Analog Devices, Inc. 16,013 2,339,339
Software 2.5%
CDK Global, Inc. 112,115 6,140,538
Microsoft Corp. 23,266 5,975,407
12,115,945
Specialty Retail 1.3%
Ross Stores, Inc. 85,341 5,993,499
Technology Hardware, Storage & Peripherals 0.8%
Samsung Electronics Co. Ltd.,
GDR-KR Reg. S 3,414 3,728,838
Textiles, Apparel & Luxury Goods 0.3%
Ralph Lauren Corp. 13,420 1,203,103
Tobacco 1.0%
Altria Group, Inc. 108,110 4,515,755
British American Tobacco plc 4,064 174,173
4,689,928
Wireless Telecommunication Services 0.9%
Rogers Communications, Inc.,
Class B 94,513 4,528,870
Total Common Stocks
(cost $411,735,743) 441,474,901
Master Limited Partnership 2.3%
Oil, Gas & Consumable Fuels 2.3%
Enterprise Products Partners
LP 459,634 11,201,280
Total Master Limited Partnership
(cost  $10,511,095)
11,201,280
Total Investments
(cost $422,246,838) — 94.8% 452,676,181
Other assets in excess of liabilities — 5.2% 24,784,778
NET ASSETS — 100.0%
$ 477,460,959
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
June 30, 2022. The total value of securities on loan as of
June 30, 2022 was $20,348,726, which was collateralized
by $21,014,384 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% - 6.00%, and
maturity dates ranging from 8/4/2022 - 5/15/2052.
ADR American Depositary Receipt
GDR Global Depositary Receipt
KR South Korea
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2022 (Unaudited) - Statement of Investments - 25
Common Stocks 98.6%
Shares Value ($)
Aerospace & Defense 0.7%
Aerojet Rocketdyne Holdings,
Inc.*(a) 36,477 1,480,966
Air Freight & Logistics 1.5%
FedEx Corp. 14,565 3,302,031
Automobiles 1.5%
Tesla, Inc.* 4,745 3,195,378
Banks 0.4%
Western Alliance Bancorp 13,561 957,407
Beverages 0.5%
Boston Beer Co., Inc. (The),
Class A*(a) 3,725 1,128,563
Biotechnology 5.8%
Exelixis, Inc.* 66,504 1,384,613
Incyte Corp.* 36,717 2,789,390
Ionis Pharmaceuticals, Inc.*(a) 37,508 1,388,546
PTC Therapeutics, Inc.*(a) 26,443 1,059,307
Sarepta Therapeutics, Inc.*(a) 20,995 1,573,785
Vertex Pharmaceuticals, Inc.* 15,487 4,364,082
12,559,723
Capital Markets 1.7%
Houlihan Lokey, Inc. 27,734 2,189,045
Raymond James Financial,
Inc. 18,086 1,617,069
3,806,114
Chemicals 0.3%
CF Industries Holdings, Inc. 3,146 269,707
LyondellBasell Industries NV,
Class A 3,212 280,921
550,628
Communications Equipment 0.7%
Arista Networks, Inc.* 16,876 1,581,956
Diversified Consumer Services 0.2%
Chegg, Inc.*(a) 21,220 398,512
Electronic Equipment, Instruments & Components 2.0%
Itron, Inc.* 33,659 1,663,764
Jabil, Inc.(a) 51,009 2,612,171
4,275,935
Equity Real Estate Investment Trusts (REITs) 1.1%
Equinix, Inc. 1,196 785,796
SBA Communications Corp. 5,311 1,699,785
2,485,581
Food & Staples Retailing 1.0%
Costco Wholesale Corp. 4,627 2,217,629
Food Products 1.6%
Hershey Co. (The) 16,700 3,593,172
Health Care Equipment & Supplies 0.9%
Masimo Corp.* 15,478 2,022,510
Health Care Providers & Services 7.5%
AmerisourceBergen Corp. 11,359 1,607,071
Cigna Corp. 13,812 3,639,738
HCA Healthcare, Inc. 15,456 2,597,536
Humana, Inc. 8,630 4,039,444
McKesson Corp. 10,808 3,525,678
Common Stocks
Shares Value ($)
Health Care Providers & Services
UnitedHealth Group, Inc. 1,957 1,005,174
16,414,641
Hotels, Restaurants & Leisure 3.3%
Expedia Group, Inc.* 2,860 271,214
Hilton Worldwide Holdings,
Inc. 19,944 2,222,559
Six Flags Entertainment
Corp.*(a) 44,097 956,905
Starbucks Corp. 24,704 1,887,138
Travel + Leisure Co. 47,269 1,834,983
7,172,799
Household Durables 1.0%
PulteGroup, Inc. 25,529 1,011,714
Toll Brothers, Inc. 18,945 844,947
Tri Pointe Homes, Inc.* 14,708 248,124
2,104,785
Household Products 0.9%
Clorox Co. (The) 14,573 2,054,502
Insurance 2.2%
Everest Re Group Ltd. 6,165 1,727,926
Lincoln National Corp. 24,740 1,157,090
RenaissanceRe Holdings Ltd. 12,758 1,994,968
4,879,984
Interactive Media & Services 9.6%
Alphabet, Inc., Class C* 7,822 17,110,235
Meta Platforms, Inc., Class A* 15,562 2,509,372
Yelp, Inc.* 51,435 1,428,350
21,047,957
Internet & Direct Marketing Retail 3.2%
Amazon.com, Inc.* 65,660 6,973,749
IT Services 7.7%
Automatic Data Processing,
Inc. 13,332 2,800,253
CSG Systems International,
Inc. 29,405 1,754,890
EPAM Systems, Inc.* 853 251,447
GoDaddy, Inc., Class A* 30,883 2,148,222
Mastercard, Inc., Class A 3,713 1,171,377
Paychex, Inc. 3,300 375,771
PayPal Holdings, Inc.* 56,391 3,938,348
VeriSign, Inc.* 12,881 2,155,378
WEX, Inc.* 5,496 854,958
Wix.com Ltd.* 22,422 1,469,762
16,920,406
Machinery 1.3%
AGCO Corp. 1,457 143,806
Allison Transmission Holdings,
Inc. 68,932 2,650,435
2,794,241
Multiline Retail 1.7%
Target Corp. 25,945 3,664,212
Oil, Gas & Consumable Fuels 1.5%
Cheniere Energy, Inc. 24,632 3,276,795
Paper & Forest Products 0.9%
Louisiana-Pacific Corp. 36,934 1,935,711

26 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Common Stocks
Shares Value ($)
Professional Services 2.8%
Booz Allen Hamilton Holding
Corp. 28,386 2,564,959
Insperity, Inc.(a) 21,616 2,157,925
TriNet Group, Inc.* 18,916 1,468,260
6,191,144
Real Estate Management & Development 0.3%
Zillow Group, Inc., Class A* 18,380 584,668
Road & Rail 1.6%
Landstar System, Inc.(a) 15,283 2,222,454
Lyft, Inc., Class A* 53,828 714,836
Werner Enterprises, Inc. 16,973 654,139
3,591,429
Semiconductors & Semiconductor Equipment 3.7%
Lam Research Corp. 6,644 2,831,341
MaxLinear, Inc.* 19,810 673,144
Micron Technology, Inc. 48,020 2,654,545
NVIDIA Corp. 3,193 484,027
Texas Instruments, Inc. 9,125 1,402,056
8,045,113
Software 16.1%
Autodesk, Inc.* 20,882 3,590,869
Box, Inc., Class A* 61,769 1,552,873
CommVault Systems, Inc.*(a) 32,587 2,049,722
Dropbox, Inc., Class A*(a) 39,311 825,138
Fortinet, Inc.*(a) 68,840 3,894,967
Microsoft Corp. 66,562 17,095,118
NortonLifeLock, Inc. 55,196 1,212,104
Nutanix, Inc., Class A*(a) 72,077 1,054,487
ServiceNow, Inc.* 8,344 3,967,739
35,243,017
Specialty Retail 2.9%
AutoZone, Inc.* 1,651 3,548,197
Best Buy Co., Inc.(a) 27,184 1,772,125
Ulta Beauty, Inc.* 2,344 903,565
6,223,887
Technology Hardware, Storage & Peripherals 9.5%
Apple, Inc. 136,373 18,644,917
Dell Technologies, Inc., Class
C 39,538 1,827,051
NetApp, Inc. 3,284 214,248
20,686,216
Trading Companies & Distributors 1.0%
Boise Cascade Co.(a) 32,242 1,918,077
GMS, Inc.* 7,920 352,440
2,270,517
Total Common Stocks
(cost $180,995,399) 215,631,878
Repurchase Agreements 0.0%
†
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022,
repurchase price $5,308,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072;
total market value $5,414.
(b)(c) 5,308 5,308
Pershing LLC,
1.58%, dated 6/30/2022,
due 7/1/2022,
repurchase price
$3,851, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.13% - 8.50%, maturing
10/25/2022 - 5/20/2072;
total market value $3,927.
(b)(c) 3,850 3,850
Total Repurchase Agreements
(cost $9,158) 9,158
Total Investments
(cost $181,004,557) — 98.6% 215,641,036
Other assets in excess of liabilities — 1.4% 3,021,292
NET ASSETS — 100.0%
$ 218,662,328
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2022. The total value of securities on loan as of June 30,
2022 was $15,193,407, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $9,158 and by $15,686,216 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% – 4.75%, and maturity dates ranging from 8/15/2022 –
5/15/2052, a total value of $15,695,374.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $9,158.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2022 (Unaudited) - Statement of Investments - 27
OTC Total return swap contracts outstanding as of June 30, 2022 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
10X Genomics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 4,605 7,506 7,506
Aerojet Rocketdyne
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 19,530 7,031 7,031
AGCO Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 19,825 20,419 20,419
Allegheny
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 30,931 12,372 12,372
Amphenol Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 13,204 1,848 1,848
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 24,898 59,506 59,506
Appfolio, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 6,966 17,206 17,206
Appian Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 2,780 8,896 8,896
AppLovin Corp. Increases in total
return of reference
entity
OBFR - 1.20% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 34,367 62,204 62,204
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 31,949 27,157 27,157
Bloom Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 4,447 2,713 2,713
Boise Cascade Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 1,697 4,565 4,565
Caesars
Entertainment, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 17,089 79,806 79,806
Cargurus, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 40,964 46,699 46,699
Carvana Co. Increases in total
return of reference
entity
OBFR - 0.70% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 6,816 14,723 14,723
CCC Intelligent
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 47,605 952 952
Cohen & Steers, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 17,049 57,204 57,204

28 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Costco Wholesale
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 1,434 15,301 15,301
Coterra Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 45,460 86,374 86,374
CSG Systems
International, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 10,909 8,891 8,891
Cytokinetics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 25,540 204,575 204,575
Envestnet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 13,498 11,743 11,743
Everest Re Group
Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 2,875 4,313 4,313
Exact Sciences
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 11,874 20,423 20,423
FormFactor, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 3,553 2,416 2,416
Fox Factory Holding
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 13,334 45,202 45,202
Freshpet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 20,195 49,074 49,074
Generac Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 5,893 37,951 37,951
Ginkgo Bioworks
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 1.32% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 263,501 60,605 60,605
Hannon Armstrong
Sustainable
Infrastructure
Capital, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 30,486 11,280 11,280
Hilton Grand
Vacations, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 16,584 18,059 18,059
ICU Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 6,564 16,016 16,016
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2022 1,816 617 617
Insulet Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 5,422 44,840 44,840
Intellia Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 2,308 623 623
Landstar System,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 369 317 317

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2022 (Unaudited) - Statement of Investments - 29
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Las Vegas Sands
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 39,759 36,578 36,578
LCI Industries Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 12,780 30,928 30,928
Leslie's, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 71,223 54,842 54,842
Livent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 30,786 34,788 34,788
Louisiana-Pacific
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 3,565 4,135 4,135
Match Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 17,123 36,301 36,301
Meta Platforms, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 15,908 9,067 9,067
Mister Car Wash,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 99,170 31,734 31,734
Moelis & Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 11,195 6,157 6,157
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 8,755 64,612 64,612
nCino, Inc. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 38,527 63,955 63,955
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 12,351 8,948 8,948
Nutanix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 36,715 367 367
Opendoor
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 6,667 2,800 2,800
Option Care Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 16,058 10,277 10,277
Pioneer Natural
Resources Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 5,086 27,588 27,588
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 3,103 1,738 1,738
Pool Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 3,338 6,175 6,175
Procore
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 22,222 43,333 43,333

30 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
PTC Therapeutics,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 27,384 3,286 3,286
PTC, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 11,718 586 586
Q2 Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 6,337 7,288 7,288
R1 RCM, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 43,905 11,370 11,370
RenaissanceRe
Holdings Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 2,179 1,460 1,460
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 8,574 25,979 25,979
Sarepta
Therapeutics, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 2,633 764 764
SBA
Communications
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 3,727 21,430 21,430
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 30,864 83,950 83,950
Skillz, Inc. Increases in total
return of reference
entity
OBFR - 1.07% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 252,111 17,648 17,648
Southwestern
Energy Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 97,380 109,066 109,066
Starbucks Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 7,274 364 364
Take-Two Interactive
Software, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 7,132 26,032 26,032
TechTarget, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 12,527 27,434 27,434
Teladoc Health, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 23,364 43,691 43,691
Tri Pointe Homes,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 15,861 793 793
Trupanion, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 8,203 4,019 4,019
Wayfair, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 931 6,294 6,294
Werner Enterprises,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 41,843 16,319 16,319

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2022 (Unaudited) - Statement of Investments - 31
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Workiva, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 9,711 23,404 23,404
Ziff Davis, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 16,167 7,437 7,437
ZoomInfo
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 32,232 54,472 54,472
– –
Total unrealized appreciation 2,036,836 2,036,836
– –
AAON, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 26,299 (69,693) (69,693)
Allison Transmission
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 2,353 (518) (518)
Altair Engineering,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 14,683 (18,354) (18,354)
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 12,866 (9,263) (9,263)
Arista Networks, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 3,825 (5,814) (5,814)
Automatic Data
Processing, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 9,306 (27,732) (27,732)
Axonics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 2,892 (87) (87)
Bath & Body Works,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 29,844 (56,106) (56,106)
BellRing Brands,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 47,057 (3,294) (3,294)
Best Buy Co., Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 1,636 (4,548) (4,548)
Boston Beer Co.,
Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 1,816 (29,419) (29,419)
Box, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 1,717 (1,219) (1,219)
Catalent, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 11,438 (1,716) (1,716)
Celsius Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 13,196 (20,190) (20,190)
CF Industries
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 25,173 (52,612) (52,612)

32 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Chart Industries, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 6,679 (33,863) (33,863)
Danaher Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 5,019 (9,486) (9,486)
Delek US Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 59,369 (140,111) (140,111)
Delta Air Lines, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 68,419 (93,050) (93,050)
Dorman Products,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 14,073 (38,560) (38,560)
DoubleVerify
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 50,173 (20,069) (20,069)
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 73,847 (15,508) (15,508)
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 6,674 (111,656) (111,656)
Equinix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 5,307 (47,656) (47,656)
Exelixis, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 51,160 (6,139) (6,139)
Expedia Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 20,117 (61,156) (61,156)
Fate Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 12,669 (380) (380)
FedEx Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 3,178 (38,867) (38,867)
Fluence Energy, Inc. Increases in total
return of reference
entity
OBFR - 1.20% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 54,239 (5,424) (5,424)
Fortinet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 3,220 (2,286) (2,286)
FTI Consulting, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 2,988 (25,816) (25,816)
GoHealth, Inc. Increases in total
return of reference
entity
OBFR - 0.82% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 150,398 (195) (195)
HCA Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 5,473 (39,405) (39,405)
Hershey Co. (The) OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 1,439 (3,394) (3,394)

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2022 (Unaudited) - Statement of Investments - 33
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Hilton Worldwide
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 5,782 (21,336) (21,336)
Houlihan Lokey, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 2,582 (6,894) (6,894)
Intra-Cellular
Therapies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 14,623 (27,053) (27,053)
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 4,204 (3,994) (3,994)
Itron, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 14,415 (18,019) (18,019)
Lam Research Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 427 (4,531) (4,531)
Lantheus Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 14,727 (33,136) (33,136)
Liberty Broadband
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 402 (412) (412)
Lincoln National
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 16,820 (31,790) (31,790)
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 26,448 (35,176) (35,176)
MaxLinear, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 17,145 (14,402) (14,402)
Murphy USA, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 12,060 (54,511) (54,511)
Neogen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 45,770 (2,288) (2,288)
NetApp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 32,693 (13,077) (13,077)
New Relic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 15,356 (15,049) (15,049)
Paychex, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 21,810 (131,078) (131,078)
PBF Energy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 23,154 (116,696) (116,696)
PulteGroup, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 32,425 (2,918) (2,918)
Quaker Chemical
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 8,487 (12,136) (12,136)

34 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Raymond James
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 5,242 (10,956) (10,956)
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 7,743 (8,053) (8,053)
Relay Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 20,926 (7,952) (7,952)
Robert Half
International, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 21,784 (9,803) (9,803)
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 24,135 (134,432) (134,432)
Terex Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 74,149 (94,017) (94,017)
Tesla, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 634 (15,577) (15,577)
Texas Instruments,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 10,217 (5,211) (5,211)
Thermo Fisher
Scientific, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 943 (7,365) (7,365)
Toll Brothers, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 27,953 (839) (839)
Travel + Leisure Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 6,074 (11,844) (11,844)
Ulta Beauty, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 4,493 (1,887) (1,887)
WD-40 Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 6,989 (28,305) (28,305)
WEX, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 1,350 (2,173) (2,173)
Yelp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 966 (782) (782)
Zillow Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 19,524 (30,653) (30,653)
– –
Total unrealized depreciation (1,907,931) (1,907,931)
– –
Net unrealized appreciation 128,905 128,905
Financing Costs of Swap Contracts (1,161) (1,161)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 127,744 127,744
As of June 30, 2022, the Fund had $2,540,000 segregated as collateral for swap contracts.
OBFR Overnight Bank Funding Rate
The accompanying notes are an integral part of these financial statements.

NVIT Multi-Manager Mid Cap Value Fund - June 30, 2022 (Unaudited) - Statement of Investments - 35
Common Stocks 96.3%
Shares Value ($)
Aerospace & Defense 1.5%
Huntington Ingalls Industries,
Inc. 13,282 2,893,085
Textron, Inc. 36,550 2,232,109
5,125,194
Airlines 1.0%
Alaska Air Group, Inc.* 39,300 1,573,965
Southwest Airlines Co.* 49,461 1,786,531
3,360,496
Auto Components 1.6%
Aptiv plc* 18,930 1,686,095
BorgWarner, Inc. 105,428 3,518,132
Bridgestone Corp.(a) 8,400 306,659
5,510,886
Banks 3.9%
Commerce Bancshares, Inc.
(a) 2,266 148,763
First Citizens BancShares,
Inc., Class A 3,489 2,281,038
First Hawaiian, Inc.(a) 63,670 1,445,946
Huntington Bancshares, Inc.
(a) 110,000 1,323,300
Prosperity Bancshares, Inc. 49,917 3,407,834
Truist Financial Corp. 34,735 1,647,481
Westamerica Bancorp(a) 11,567 643,819
Zions Bancorp NA 45,500 2,315,950
13,214,131
Beverages 0.5%
Molson Coors Beverage Co.,
Class B 32,660 1,780,297
Biotechnology 0.2%
United Therapeutics Corp.* 2,715 639,763
Building Products 0.9%
Builders FirstSource, Inc.* 14,800 794,760
Cie de Saint-Gobain 19,883 863,687
Owens Corning 16,400 1,218,684
2,877,131
Capital Markets 3.1%
Ameriprise Financial, Inc. 4,752 1,129,455
Bank of New York Mellon
Corp. (The) 109,677 4,574,628
Northern Trust Corp. 26,475 2,554,308
State Street Corp. 5,833 359,604
T. Rowe Price Group, Inc.(a) 15,009 1,705,173
10,323,168
Chemicals 2.7%
Akzo Nobel NV 11,603 766,595
Axalta Coating Systems Ltd.* 35,548 785,966
Corteva, Inc. 26,100 1,413,054
International Flavors &
Fragrances, Inc.(a) 9,000 1,072,080
Mosaic Co. (The) 16,900 798,187
Olin Corp. 24,500 1,133,860
RPM International, Inc. 18,200 1,432,704
Westlake Corp.(a) 17,250 1,690,845
9,093,291
Common Stocks
Shares Value ($)
Commercial Services & Supplies 0.6%
Republic Services, Inc. 14,319 1,873,928
Communications Equipment 0.8%
F5, Inc.* 6,717 1,027,970
Juniper Networks, Inc. 11,793 336,100
Motorola Solutions, Inc. 5,925 1,241,880
2,605,950
Construction & Engineering 0.2%
Vinci SA 6,215 558,359
Consumer Finance 0.4%
Ally Financial, Inc. 35,520 1,190,275
Containers & Packaging 3.5%
Amcor plc 24,999 310,738
AptarGroup, Inc.(a) 14,925 1,540,409
Avery Dennison Corp. 13,200 2,136,684
Berry Global Group, Inc.*(a) 15,120 826,157
Graphic Packaging Holding
Co. 75,320 1,544,060
Packaging Corp. of America 24,222 3,330,525
Sealed Air Corp. 20,800 1,200,576
Sonoco Products Co.(a) 18,227 1,039,668
11,928,817
Distributors 0.6%
LKQ Corp. 38,455 1,887,756
Diversified Telecommunication Services 0.5%
Liberty Global plc, Class A* 83,040 1,747,992
Electric Utilities 3.8%
Alliant Energy Corp. 41,100 2,408,871
Edison International 33,346 2,108,801
Evergy, Inc. 35,679 2,328,055
Eversource Energy 4,887 412,805
OGE Energy Corp. 44,180 1,703,581
Pinnacle West Capital Corp.(a) 16,071 1,175,111
Xcel Energy, Inc. 35,000 2,476,600
12,613,824
Electrical Equipment 2.0%
Atkore, Inc.*(a) 5,714 474,319
Emerson Electric Co. 26,134 2,078,699
Hubbell, Inc. 14,654 2,616,911
nVent Electric plc 51,175 1,603,313
6,773,242
Electronic Equipment, Instruments & Components 2.3%
Amphenol Corp., Class A 29,200 1,879,896
Flex Ltd.* 195,100 2,823,097
TE Connectivity Ltd. 9,175 1,038,151
Vontier Corp. 85,069 1,955,737
7,696,881
Energy Equipment & Services 0.3%
Baker Hughes Co. 30,344 876,031
Entertainment 0.7%
Live Nation Entertainment,
Inc.*(a) 16,300 1,346,054
Warner Bros Discovery, Inc.* 77,340 1,037,903
2,383,957

36 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs) 6.7%
Alexandria Real Estate
Equities, Inc. 15,500 2,247,965
American Homes 4 Rent,
Class A(a) 41,900 1,484,936
Camden Property Trust 8,825 1,186,786
Equinix, Inc. 2,038 1,339,007
Equity LifeStyle Properties,
Inc. 29,100 2,050,677
Essex Property Trust, Inc. 3,397 888,350
Gaming and Leisure
Properties, Inc. 25,340 1,162,092
Healthcare Trust of America,
Inc., Class A 39,102 1,091,337
Healthpeak Properties, Inc. 58,846 1,524,700
JBG SMITH Properties(a) 80,608 1,905,573
Lamar Advertising Co., Class A 23,100 2,032,107
National Retail Properties, Inc. 49,800 2,141,400
Realty Income Corp. 12,494 852,840
Regency Centers Corp. 21,019 1,246,637
VICI Properties, Inc.(a) 30,515 909,042
Weyerhaeuser Co. 10,670 353,390
22,416,839
Food & Staples Retailing 1.5%
Koninklijke Ahold Delhaize NV 70,854 1,846,577
Sysco Corp.(a) 39,025 3,305,808
5,152,385
Food Products 3.4%
Archer-Daniels-Midland Co. 16,300 1,264,880
Conagra Brands, Inc. 63,278 2,166,639
General Mills, Inc. 4,662 351,748
J M Smucker Co. (The)(a) 7,724 988,749
Kellogg Co. 4,967 354,346
Kraft Heinz Co. (The) 18,280 697,199
Orkla ASA 80,355 643,187
Post Holdings, Inc.* 30,960 2,549,556
Tyson Foods, Inc., Class A 26,900 2,315,014
11,331,318
Gas Utilities 1.2%
Atmos Energy Corp. 3,418 383,158
Spire, Inc.(a) 21,563 1,603,640
UGI Corp. 51,595 1,992,083
3,978,881
Health Care Equipment & Supplies 3.2%
Baxter International, Inc. 7,676 493,029
Becton Dickinson and Co. 2,103 518,453
Cooper Cos., Inc. (The)(a) 6,400 2,003,968
DENTSPLY SIRONA, Inc. 18,221 651,036
Embecta Corp.*(a) 23,693 599,907
Hologic, Inc.* 21,750 1,507,275
Koninklijke Philips NV,
NYRS-NL 91,736 1,975,076
Zimmer Biomet Holdings, Inc. 29,788 3,129,527
10,878,271
Health Care Providers & Services 4.7%
AmerisourceBergen Corp. 20,804 2,943,350
Cardinal Health, Inc. 13,559 708,729
Centene Corp.* 17,480 1,478,983
Henry Schein, Inc.* 20,497 1,572,940
Common Stocks
Shares Value ($)
Health Care Providers & Services
Laboratory Corp. of America
Holdings 8,219 1,926,205
Molina Healthcare, Inc.* 4,900 1,370,089
Quest Diagnostics, Inc. 32,625 4,338,472
Universal Health Services,
Inc., Class B(a) 15,156 1,526,361
15,865,129
Hotels, Restaurants & Leisure 1.6%
Cracker Barrel Old Country
Store, Inc.(a) 4,536 378,711
Hilton Worldwide Holdings,
Inc. 14,750 1,643,740
Sodexo SA 14,317 1,015,918
Yum! Brands, Inc. 19,700 2,236,147
5,274,516
Household Durables 0.5%
Newell Brands, Inc. 87,200 1,660,288
Household Products 0.7%
Henkel AG & Co. KGaA
(Preference) 8,879 546,946
Kimberly-Clark Corp. 12,279 1,659,507
2,206,453
Independent Power and Renewable Electricity Producers
0.5%
Vistra Corp.(a) 74,260 1,696,841
Insurance 10.3%
Aflac, Inc. 23,175 1,282,273
Alleghany Corp.* 7,877 6,562,328
Allstate Corp. (The) 45,156 5,722,620
American Financial Group, Inc. 16,700 2,318,127
Arch Capital Group Ltd.* 46,240 2,103,458
Chubb Ltd. 2,554 502,065
Everest Re Group Ltd. 5,500 1,541,540
Fidelity National Financial, Inc. 50,738 1,875,276
Hanover Insurance Group, Inc.
(The) 5,485 802,181
Loews Corp. 13,057 773,758
Markel Corp.* 1,180 1,526,035
Old Republic International
Corp. 118,335 2,645,971
Progressive Corp. (The) 20,475 2,380,628
Reinsurance Group of
America, Inc. 15,784 1,851,305
W R Berkley Corp. 32,500 2,218,450
Willis Towers Watson plc 2,700 532,953
34,638,968
Interactive Media & Services 0.5%
IAC/InterActiveCorp* 23,340 1,773,140
Internet & Direct Marketing Retail 0.1%
eBay, Inc. 9,340 389,198
IT Services 3.9%
Amdocs Ltd. 10,456 871,089
DXC Technology Co.* 50,500 1,530,655
FleetCor Technologies, Inc.* 9,240 1,941,417
Genpact Ltd. 53,950 2,285,322
Global Payments, Inc. 30,775 3,404,946

NVIT Multi-Manager Mid Cap Value Fund - June 30, 2022 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
IT Services
Maximus, Inc. 31,300 1,956,563
SS&C Technologies Holdings,
Inc. 17,716 1,028,768
13,018,760
Leisure Products 0.2%
Polaris, Inc.(a) 6,309 626,357
Machinery 4.9%
AGCO Corp. 16,500 1,628,550
CNH Industrial NV(a) 66,500 770,735
Cummins, Inc. 5,254 1,016,807
IMI plc 32,279 460,946
Lincoln Electric Holdings, Inc. 11,200 1,381,632
Middleby Corp. (The)*(a) 15,000 1,880,400
Oshkosh Corp.(a) 35,615 2,925,416
PACCAR, Inc. 5,518 454,352
Parker-Hannifin Corp. 8,000 1,968,400
Stanley Black & Decker, Inc. 3,952 414,407
Toro Co. (The) 27,000 2,046,330
Xylem, Inc. 17,400 1,360,332
16,308,307
Media 3.2%
Altice USA, Inc., Class A* 159,220 1,472,785
DISH Network Corp., Class
A*(a) 87,560 1,569,951
Fox Corp., Class A 42,840 1,377,735
Fox Corp., Class B 47,663 1,415,591
Liberty Broadband Corp.,
Class C*(a) 23,163 2,678,569
Liberty Media Corp.-Liberty
SiriusXM, Class C* 50,700 1,827,735
News Corp., Class A 33,700 525,046
10,867,412
Metals & Mining 1.5%
Cleveland-Cliffs, Inc.*(a) 50,400 774,648
Reliance Steel & Aluminum
Co. 10,850 1,842,981
Steel Dynamics, Inc.(a) 23,000 1,521,450
United States Steel Corp.(a) 56,740 1,016,213
5,155,292
Mortgage Real Estate Investment Trusts (REITs) 0.5%
Annaly Capital Management,
Inc.(a) 287,120 1,696,879
Multiline Retail 1.1%
Dollar Tree, Inc.* 22,718 3,540,600
Multi-Utilities 1.4%
CenterPoint Energy, Inc. 46,980 1,389,668
NiSource, Inc. 66,620 1,964,624
NorthWestern Corp.(a) 24,355 1,435,240
4,789,532
Oil, Gas & Consumable Fuels 4.8%
Chesapeake Energy Corp.(a) 12,820 1,039,702
Coterra Energy, Inc.(a) 79,000 2,037,410
Devon Energy Corp. 60,730 3,346,830
Diamondback Energy, Inc. 11,107 1,345,613
EQT Corp. 23,180 797,392
HF Sinclair Corp. 27,640 1,248,222
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Kinder Morgan, Inc. 92,600 1,551,976
Phillips 66 9,909 812,439
Pioneer Natural Resources
Co. 2,906 648,271
Valero Energy Corp. 11,450 1,216,906
Williams Cos., Inc. (The) 66,460 2,074,217
16,118,978
Paper & Forest Products 0.5%
Louisiana-Pacific Corp.(a) 20,300 1,063,923
Mondi plc 41,362 733,736
1,797,659
Pharmaceuticals 1.0%
Organon & Co. 37,740 1,273,725
Perrigo Co. plc 49,320 2,000,912
3,274,637
Professional Services 1.0%
Leidos Holdings, Inc. 21,700 2,185,407
ManpowerGroup, Inc. 15,425 1,178,624
3,364,031
Road & Rail 1.0%
Heartland Express, Inc. 46,337 644,548
JB Hunt Transport Services,
Inc. 7,550 1,188,898
Landstar System, Inc.(a) 10,100 1,468,742
3,302,188
Semiconductors & Semiconductor Equipment 0.8%
Applied Materials, Inc. 3,991 363,101
MKS Instruments, Inc.(a) 15,675 1,608,725
Teradyne, Inc.(a) 8,900 796,995
2,768,821
Software 0.3%
Open Text Corp. 26,156 989,743
Specialty Retail 1.6%
Advance Auto Parts, Inc. 10,641 1,841,851
Ross Stores, Inc.(a) 49,365 3,466,904
5,308,755
Technology Hardware, Storage & Peripherals 1.1%
Hewlett Packard Enterprise
Co. 102,252 1,355,862
HP, Inc.(a) 28,977 949,866
Western Digital Corp.* 33,980 1,523,323
3,829,051
Textiles, Apparel & Luxury Goods 0.4%
VF Corp. 30,800 1,360,436
Thrifts & Mortgage Finance 0.1%
Capitol Federal Financial, Inc.
(a) 45,608 418,681
Trading Companies & Distributors 1.0%
Beacon Roofing Supply,
Inc.*(a) 12,427 638,251
MSC Industrial Direct Co., Inc.,
Class A 22,145 1,663,311

38 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
Common Stocks
Shares Value ($)
Trading Companies & Distributors
United Rentals, Inc.*(a) 5,050 1,226,695
3,528,257
Total Common Stocks
(cost $319,848,604) 323,387,972
Exchange Traded Fund 0.2%
Equity Fund 0.2%
iShares Russell Mid-Cap Value
ETF(a) 6,000 609,420
Total Exchange Traded Fund
(cost $662,775) 609,420
Master Limited Partnership 0.4%
Oil, Gas & Consumable Fuels 0.4%
Enterprise Products Partners
LP 48,674 1,186,186
Total Master Limited Partnership
(cost  $1,197,271)
1,186,186
Repurchase Agreement 0.7%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $2,504,841,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072;
total market value
$2,554,827.(b)(c) 2,504,732 2,504,732
Total Repurchase Agreement
(cost $2,504,732) 2,504,732
Total Investments
(cost $324,213,382) — 97.6% 327,688,310
Other assets in excess of liabilities — 2.4% 7,939,431
NET ASSETS — 100.0%
$ 335,627,741
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2022. The total value of securities on loan as of June 30,
2022 was $35,613,618, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $2,504,732 and by $34,557,958 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
7/14/2022 – 5/15/2052, a total value of $37,062,690.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $2,504,732.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
NL Netherlands
NYRS New York Registry Shares
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT Real Estate Investment Trust

NVIT Multi-Manager Mid Cap Value Fund - June 30, 2022 (Unaudited) - Statement of Investments - 39
Forward foreign currency contracts outstanding as of June 30, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
JPY 1,249,500 USD 9,250 Bank of America NA 9/30/2022 18
USD 5,174,919 EUR 4,893,723 JPMorgan Chase Bank 9/30/2022 13,718
USD 1,092,675 GBP 889,548 Bank of America NA 9/30/2022 7,956
USD 274,619 JPY 36,842,400 Bank of America NA 9/30/2022 1,339
USD 18,662 NOK 183,049 UBS AG 9/30/2022 41
Total unrealized appreciation 23,072
GBP 29,087 USD 35,744 Bank of America NA 9/30/2022 (275)
USD 510,531 NOK 5,081,650 UBS AG 9/30/2022 (6,415)
Total unrealized depreciation (6,690)
Net unrealized appreciation 16,382
Currency:
EUR Euro
GBP British pound
JPY Japanese yen
NOK Norwegian krone
USD United States dollar
The accompanying notes are an integral part of these financial statements.

40 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
Common Stocks 95.4%
Shares Value ($)
Aerospace & Defense 1.1%
Curtiss-Wright Corp. 9,330 1,232,120
Auto Components 0.7%
Fox Factory Holding Corp.* 5,412 435,883
Patrick Industries, Inc. 6,535 338,774
774,657
Automobiles 0.3%
Thor Industries, Inc.(a) 4,048 302,507
Banks 2.3%
Pinnacle Financial Partners,
Inc. 13,237 957,167
Synovus Financial Corp. 8,964 323,152
Triumph Bancorp, Inc.*(a) 5,198 325,187
Western Alliance Bancorp(a) 3,636 256,702
Wintrust Financial Corp. 9,527 763,589
2,625,797
Beverages 0.5%
Boston Beer Co., Inc. (The),
Class A*(a) 620 187,841
MGP Ingredients, Inc.(a) 4,187 419,077
606,918
Biotechnology 4.8%
Apellis Pharmaceuticals,
Inc.*(a) 7,073 319,841
Arrowhead Pharmaceuticals,
Inc.* 2,105 74,117
Avidity Biosciences, Inc.*(a) 7,970 115,804
Blueprint Medicines Corp.* 6,007 303,414
Celldex Therapeutics, Inc.*(a) 7,752 208,994
Crinetics Pharmaceuticals,
Inc.* 9,838 183,479
Cytokinetics, Inc.*(a) 7,114 279,509
Halozyme Therapeutics,
Inc.*(a) 26,784 1,178,496
ImmunoGen, Inc.* 35,981 161,915
Intellia Therapeutics, Inc.*(a) 1,432 74,120
Karuna Therapeutics, Inc.* 1,874 237,080
Kymera Therapeutics, Inc.*(a) 5,509 108,472
Mirati Therapeutics, Inc.*(a) 1,548 103,917
Morphic Holding, Inc.*(a) 9,535 206,909
Neurocrine Biosciences,
Inc.*(a) 1,754 170,980
PTC Therapeutics, Inc.* 7,218 289,153
REVOLUTION Medicines,
Inc.* 11,085 216,047
Stoke Therapeutics, Inc.* 7,988 105,521
Syndax Pharmaceuticals,
Inc.*(a) 10,755 206,926
Turning Point Therapeutics,
Inc.* 2,515 189,254
United Therapeutics Corp.* 775 182,621
Veracyte, Inc.*(a) 18,801 374,140
Zentalis Pharmaceuticals,
Inc.*(a) 5,627 158,119
5,448,828
Building Products 1.7%
Advanced Drainage Systems,
Inc. 11,240 1,012,387
Common Stocks
Shares Value ($)
Building Products
Armstrong World Industries,
Inc. 4,283 321,054
Zurn Water Solutions Corp. 20,386 555,314
1,888,755
Capital Markets 3.1%
Cohen & Steers, Inc. 4,561 290,034
Hamilton Lane, Inc., Class A 21,677 1,456,261
LPL Financial Holdings, Inc.(a) 7,897 1,456,838
Stifel Financial Corp. 6,598 369,620
3,572,753
Chemicals 2.8%
Axalta Coating Systems Ltd.* 18,705 413,568
Cabot Corp.(a) 3,512 224,030
Chemours Co. (The) 10,708 342,870
Ingevity Corp.* 3,188 201,290
Livent Corp.*(a) 37,514 851,194
Olin Corp. 23,696 1,096,651
3,129,603
Commercial Services & Supplies 3.0%
Casella Waste Systems, Inc.,
Class A* 30,110 2,188,395
Clean Harbors, Inc.* 9,905 868,371
Tetra Tech, Inc. 2,396 327,174
3,383,940
Communications Equipment 0.4%
Lumentum Holdings, Inc.*(a) 5,260 417,749
Construction & Engineering 2.6%
Valmont Industries, Inc.(a) 2,931 658,390
WillScot Mobile Mini Holdings
Corp.* 69,283 2,246,155
2,904,545
Consumer Finance 0.3%
OneMain Holdings, Inc. 9,585 358,287
Containers & Packaging 0.1%
Ranpak Holdings Corp.*(a) 13,536 94,752
Diversified Consumer Services 0.2%
Mister Car Wash, Inc.*(a) 26,116 284,142
Electronic Equipment, Instruments & Components 1.7%
Fabrinet* 5,049 409,474
II-VI, Inc.*(a) 3,569 181,840
Insight Enterprises, Inc.* 4,374 377,389
Novanta, Inc.* 8,247 1,000,114
1,968,817
Energy Equipment & Services 0.7%
Cactus, Inc., Class A(a) 8,503 342,416
Helmerich & Payne, Inc. 9,556 411,481
753,897
Equity Real Estate Investment Trusts (REITs) 3.3%
Essential Properties Realty
Trust, Inc. 18,036 387,594
Independence Realty Trust,
Inc.(a) 22,257 461,387
National Storage Affiliates
Trust 20,959 1,049,417
Outfront Media, Inc. 17,807 301,829

NVIT Multi-Manager Small Cap Growth Fund - June 30, 2022 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Phillips Edison & Co., Inc.(a) 10,553 352,576
PS Business Parks, Inc. 4,230 791,644
Ryman Hospitality Properties,
Inc.* 6,035 458,841
3,803,288
Food & Staples Retailing 2.3%
BJ's Wholesale Club Holdings,
Inc.* 11,495 716,369
Grocery Outlet Holding Corp.* 10,737 457,718
Performance Food Group Co.* 30,705 1,411,816
2,585,903
Food Products 2.1%
Freshpet, Inc.*(a) 14,157 734,607
Lancaster Colony Corp.(a) 2,819 363,031
Simply Good Foods Co.
(The)*(a) 24,346 919,548
Sovos Brands, Inc.* 25,107 398,448
2,415,634
Health Care Equipment & Supplies 8.0%
AtriCure, Inc.*(a) 16,041 655,435
Axonics, Inc.* 21,698 1,229,626
CONMED Corp. 3,938 377,103
CryoPort, Inc.*(a) 7,390 228,942
Glaukos Corp.*(a) 6,243 283,557
Globus Medical, Inc., Class A* 22,886 1,284,820
Haemonetics Corp.* 5,202 339,066
Inari Medical, Inc.*(a) 16,666 1,133,121
Integra LifeSciences Holdings
Corp.*(a) 7,893 426,459
Nevro Corp.* 3,265 143,105
Omnicell, Inc.* 6,597 750,409
Shockwave Medical, Inc.*(a) 5,373 1,027,157
Tandem Diabetes Care, Inc.* 21,281 1,259,622
9,138,422
Health Care Providers & Services 4.6%
Acadia Healthcare Co., Inc.* 7,623 515,544
Amedisys, Inc.* 1,637 172,081
AMN Healthcare Services,
Inc.*(a) 6,661 730,778
Covetrus, Inc.* 13,852 287,429
HealthEquity, Inc.* 5,171 317,448
LHC Group, Inc.*(a) 2,263 352,440
ModivCare, Inc.*(a) 1,588 134,186
Option Care Health, Inc.* 10,093 280,484
Owens & Minor, Inc. 14,016 440,803
Privia Health Group, Inc.*(a) 6,433 187,329
R1 RCM, Inc.* 32,583 682,940
Surgery Partners, Inc.*(a) 21,659 626,378
Tenet Healthcare Corp.* 9,259 486,653
5,214,493
Health Care Technology 1.7%
Certara, Inc.* 8,591 184,363
Evolent Health, Inc., Class
A*(a) 11,468 352,182
Health Catalyst, Inc.* 20,036 290,322
Common Stocks
Shares Value ($)
Health Care Technology
Inspire Medical Systems,
Inc.*(a) 6,329 1,156,118
1,982,985
Hotels, Restaurants & Leisure 5.7%
BJ's Restaurants, Inc.* 10,384 225,125
Choice Hotels International,
Inc. 9,882 1,103,128
Churchill Downs, Inc. 1,842 352,798
GAN Ltd.* 19,893 58,883
Penn National Gaming, Inc.* 6,930 210,811
Planet Fitness, Inc., Class A* 17,072 1,161,067
Red Rock Resorts, Inc., Class
A(a) 26,662 889,444
SeaWorld Entertainment, Inc.* 12,946 571,954
Texas Roadhouse, Inc.(a) 8,301 607,633
Wingstop, Inc.(a) 6,279 469,481
Wyndham Hotels & Resorts,
Inc. 12,090 794,555
6,444,879
Household Durables 0.3%
TopBuild Corp.* 2,328 389,149
Insurance 0.9%
James River Group Holdings
Ltd. 8,161 202,230
Kinsale Capital Group, Inc. 3,543 813,614
1,015,844
Interactive Media & Services 0.7%
Bumble, Inc., Class A*(a) 11,145 313,732
Ziff Davis, Inc.* 6,175 460,223
773,955
Internet & Direct Marketing Retail 0.2%
Shutterstock, Inc.(a) 3,575 204,883
IT Services 4.7%
Concentrix Corp. 3,930 533,065
DigitalOcean Holdings, Inc.*(a) 7,775 321,574
Endava plc, ADR-UK* 4,247 374,883
ExlService Holdings, Inc.* 9,952 1,466,228
Globant SA* 4,873 847,902
Perficient, Inc.*(a) 6,288 576,547
Repay Holdings Corp.*(a) 24,119 309,929
Shift4 Payments, Inc., Class
A*(a) 8,662 286,366
Verra Mobility Corp.*(a) 39,521 620,875
5,337,369
Leisure Products 0.3%
YETI Holdings, Inc.*(a) 6,681 289,087
Life Sciences Tools & Services 2.5%
Medpace Holdings, Inc.* 8,342 1,248,547
NanoString Technologies,
Inc.*(a) 8,090 102,743
Repligen Corp.*(a) 9,112 1,479,789
2,831,079
Machinery 3.9%
Altra Industrial Motion Corp. 6,508 229,407
Chart Industries, Inc.*(a) 12,796 2,141,795

42 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
Common Stocks
Shares Value ($)
Machinery
Evoqua Water Technologies
Corp.* 22,422 728,939
Hydrofarm Holdings Group,
Inc.*(a) 13,776 47,940
ITT, Inc. 5,305 356,708
John Bean Technologies Corp.
(a) 4,887 539,623
SPX Corp.*(a) 8,074 426,630
4,471,042
Media 0.2%
Cardlytics, Inc.*(a) 7,740 172,680
Metals & Mining 0.3%
MP Materials Corp.*(a) 10,472 335,942
Multiline Retail 0.3%
Ollie's Bargain Outlet
Holdings, Inc.*(a) 6,607 388,161
Oil, Gas & Consumable Fuels 4.5%
Magnolia Oil & Gas Corp.,
Class A(a) 20,093 421,752
Matador Resources Co.(a) 26,590 1,238,828
New Fortress Energy, Inc.(a) 9,652 381,930
Ovintiv, Inc. 9,179 405,620
PDC Energy, Inc.(a) 19,779 1,218,584
SM Energy Co. 32,090 1,097,157
Whiting Petroleum Corp. 5,122 348,450
5,112,321
Paper & Forest Products 0.1%
Louisiana-Pacific Corp. 2,885 151,203
Personal Products 0.2%
Beauty Health Co. (The)*(a) 19,162 246,423
Pharmaceuticals 1.4%
Aclaris Therapeutics, Inc.*(a) 13,239 184,817
Arvinas, Inc.*(a) 6,616 278,467
Harmony Biosciences
Holdings, Inc.*(a) 4,832 235,657
Intra-Cellular Therapies, Inc.* 10,411 594,260
Pacira BioSciences, Inc.* 4,714 274,826
1,568,027
Professional Services 2.2%
ASGN, Inc.* 6,160 555,940
CACI International, Inc., Class
A*(a) 2,305 649,503
Exponent, Inc. 3,911 357,739
Insperity, Inc. 4,750 474,192
KBR, Inc.(a) 8,904 430,865
2,468,239
Road & Rail 0.4%
Saia, Inc.* 2,563 481,844
Semiconductors & Semiconductor Equipment 5.2%
Ambarella, Inc.* 3,541 231,794
Axcelis Technologies, Inc.* 7,251 397,645
Cirrus Logic, Inc.* 4,484 325,269
Impinj, Inc.*(a) 9,078 532,606
Lattice Semiconductor Corp.* 32,945 1,597,833
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
MACOM Technology Solutions
Holdings, Inc.* 12,562 579,108
MKS Instruments, Inc. 1,488 152,713
Nova Ltd.*(a) 5,703 504,887
Power Integrations, Inc.(a) 7,159 536,997
Silicon Laboratories, Inc.* 2,001 280,580
SiTime Corp.* 1,867 304,377
Synaptics, Inc.* 3,587 423,445
5,867,254
Software 8.9%
Alarm.com Holdings, Inc.*(a) 5,810 359,407
Blackbaud, Inc.*(a) 6,250 362,938
Consensus Cloud Solutions,
Inc.* 4,190 183,019
CyberArk Software Ltd.* 10,360 1,325,666
Digital Turbine, Inc.* 7,691 134,362
Five9, Inc.*(a) 3,068 279,618
Gitlab, Inc., Class A*(a) 1,715 91,135
HashiCorp, Inc., Class A*(a) 5,305 156,179
LiveRamp Holdings, Inc.* 5,000 129,050
Manhattan Associates, Inc.* 15,673 1,796,126
Olo, Inc., Class A*(a) 18,513 182,723
Paylocity Holding Corp.* 7,308 1,274,661
Q2 Holdings, Inc.*(a) 3,778 145,717
Rapid7, Inc.*(a) 6,505 434,534
Sprout Social, Inc., Class A* 21,447 1,245,427
Tenable Holdings, Inc.* 13,376 607,404
Varonis Systems, Inc.*(a) 31,543 924,841
Workiva, Inc.*(a) 8,170 539,138
10,171,945
Specialty Retail 1.0%
Boot Barn Holdings, Inc.* 17,135 1,180,773
Textiles, Apparel & Luxury Goods 1.6%
Crocs, Inc.* 6,153 299,467
Deckers Outdoor Corp.* 1,391 355,192
Oxford Industries, Inc.(a) 11,718 1,039,855
PVH Corp. 2,566 146,005
1,840,519
Thrifts & Mortgage Finance 0.3%
MGIC Investment Corp. 30,820 388,332
Trading Companies & Distributors 1.3%
Applied Industrial
Technologies, Inc. 6,952 668,574
Boise Cascade Co. 3,011 179,124
Herc Holdings, Inc. 6,860 618,429
1,466,127
Total Common Stocks
(cost $104,293,037) 108,485,869
Exchange Traded Fund 0.4%
Equity Fund 0.4%
iShares Russell 2000 Growth
ETF(a) 2,276 469,561
Total Exchange Traded Fund
(cost $469,263) 469,561

NVIT Multi-Manager Small Cap Growth Fund - June 30, 2022 (Unaudited) - Statement of Investments - 43
Repurchase Agreements 2.1%
Principal
Amount ($) Value ($)
BofA Securities, Inc.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $2,000,087,
collateralized by U.S.
Government Agency
Security, 3.30%, maturing
11/25/2027; total market
value $2,040,000.(b)(c) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $397,943,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072;
total market value
$405,884.(b)(c) 397,926 397,926
Total Repurchase Agreements
(cost $2,397,926) 2,397,926
Total Investments
(cost $107,160,226) — 97.9% 111,353,356
Other assets in excess of liabilities — 2.1% 2,437,544
NET ASSETS — 100.0%
$ 113,790,900
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2022. The total value of securities on loan as of June 30,
2022 was $32,375,239, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $2,397,926 and by $31,323,501 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
7/14/2022 – 5/15/2052, a total value of $33,721,427.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $2,397,926.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

44 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks 97.2%
Shares Value ($)
Aerospace & Defense 0.8%
Astronics Corp.* 16,039 163,116
Parsons Corp.*(a) 11,559 467,215
Vectrus, Inc.* 30,980 1,036,591
1,666,922
Air Freight & Logistics 0.1%
Radiant Logistics, Inc.* 18,988 140,891
Auto Components 3.1%
American Axle &
Manufacturing Holdings,
Inc.* 116,116 874,353
Cooper-Standard Holdings,
Inc.* 15,436 77,026
Dorman Products, Inc.* 33,600 3,686,256
Goodyear Tire & Rubber Co.
(The)*(a) 127,103 1,361,273
Modine Manufacturing Co.* 34,992 368,466
6,367,374
Banks 8.5%
1st Source Corp. 1,590 72,186
Amalgamated Financial Corp. 8,513 168,387
American National
Bankshares, Inc. 1,100 38,071
Associated Banc-Corp(a) 76,794 1,402,258
Atlantic Union Bankshares
Corp. 4,410 149,587
Banc of California, Inc. 27,143 478,260
Bank of Marin Bancorp 3,540 112,501
Bank of Princeton (The) 211 5,794
BankUnited, Inc.(a) 20,860 741,990
Bankwell Financial Group, Inc.
(a) 1,958 60,796
Banner Corp. 7,314 411,120
Bar Harbor Bankshares(a) 600 15,516
BayCom Corp.(a) 1,153 23,844
BCB Bancorp, Inc.(a) 3,196 54,428
Berkshire Hills Bancorp, Inc.(a) 18,504 458,344
Business First Bancshares,
Inc. 1,373 29,259
Byline Bancorp, Inc. 4,565 108,647
Camden National Corp. 2,500 110,125
Capital Bancorp, Inc.(a) 3,073 66,684
Capital City Bank Group, Inc. 3,672 102,412
Capstar Financial Holdings,
Inc. 7,212 141,499
Carter Bankshares, Inc.* 4,632 61,142
CBTX, Inc.(a) 2,567 68,257
Central Pacific Financial Corp. 26,516 568,768
Central Valley Community
Bancorp(a) 4,004 58,058
Chemung Financial Corp. 843 39,621
City Holding Co.(a) 500 39,940
Civista Bancshares, Inc.(a) 4,589 97,562
CNB Financial Corp. 2,663 64,418
Comerica, Inc. 2,627 192,769
Community Trust Bancorp, Inc. 6,849 276,974
Customers Bancorp, Inc.* 5,920 200,688
Eagle Bancorp, Inc.(a) 23,620 1,119,824
FB Financial Corp. 9,159 359,216
Common Stocks
Shares Value ($)
Banks
Financial Institutions, Inc. 6,112 159,034
First Bancorp/PR 57,007 735,960
First Bancshares, Inc. (The) 100 2,860
First Business Financial
Services, Inc. 801 24,983
First Commonwealth Financial
Corp. 7,430 99,711
First Financial Corp. 7,721 343,585
First Internet Bancorp 2,632 96,910
First of Long Island Corp.
(The) 3,925 68,805
First Savings Financial Group,
Inc. 1,240 29,686
Great Southern Bancorp, Inc.
(a) 3,899 228,325
Guaranty Bancshares, Inc. 3,052 110,635
Hanmi Financial Corp. 18,795 421,760
HarborOne Bancorp, Inc.(a) 23,385 322,479
HBT Financial, Inc. 4,664 83,346
Heartland Financial USA, Inc. 3,358 139,491
Heritage Commerce Corp. 3,525 37,682
Heritage Financial Corp. 6,566 165,201
HomeStreet, Inc. 14,602 506,251
HomeTrust Bancshares, Inc. 5,589 139,725
Horizon Bancorp, Inc. 3,400 59,228
Independent Bank Corp./MI 9,722 187,440
Investar Holding Corp. 2,331 51,049
Lakeland Bancorp, Inc. 14,935 218,350
Macatawa Bank Corp. 3,688 32,602
Mercantile Bank Corp. 2,120 67,734
Midland States Bancorp, Inc. 7,844 188,570
MidWestOne Financial Group,
Inc. 4,344 129,104
National Bank Holdings Corp.,
Class A 2,200 84,194
NBT Bancorp, Inc. 4,581 172,200
Nicolet Bankshares, Inc.*(a) 3,688 266,790
Northrim Bancorp, Inc. 3,605 145,137
OceanFirst Financial Corp. 24,625 471,076
OFG Bancorp 31,207 792,658
Old National Bancorp(a) 4,374 64,692
Old Second Bancorp, Inc.(a) 6,702 89,673
Peapack-Gladstone Financial
Corp. 5,163 153,341
Preferred Bank 1,635 111,213
Primis Financial Corp. 5,970 81,371
Professional Holding Corp.,
Class A* 3,038 60,912
QCR Holdings, Inc. 6,533 352,717
RBB Bancorp(a) 3,770 77,926
S&T Bancorp, Inc. 2,174 59,633
Sierra Bancorp 2,845 61,822
SmartFinancial, Inc. 3,843 92,847
South Plains Financial, Inc. 1,860 44,900
Southern First Bancshares,
Inc.*(a) 514 22,405
Third Coast Bancshares, Inc.* 540 11,826
Towne Bank 4,560 123,804
UMB Financial Corp. 8,064 694,310

NVIT Multi-Manager Small Cap Value Fund - June 30, 2022 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
Banks
Washington Federal, Inc. 24,026 721,261
17,306,159
Biotechnology 2.3%
4D Molecular Therapeutics,
Inc.* 8,040 56,119
Adverum Biotechnologies,
Inc.* 28,184 33,821
Agios Pharmaceuticals, Inc.* 15,954 353,700
Bluebird Bio, Inc.* 1,319 5,461
C4 Therapeutics, Inc.*(a) 12,600 95,004
Catalyst Pharmaceuticals,
Inc.* 19,956 139,891
Deciphera Pharmaceuticals,
Inc.*(a) 39,634 521,187
Emergent BioSolutions, Inc.* 36,339 1,127,963
Exelixis, Inc.* 18,754 390,458
FibroGen, Inc.*(a) 13,650 144,144
Gritstone bio, Inc.* 12,200 29,524
Icosavax, Inc.*(a) 4,147 23,762
Ionis Pharmaceuticals, Inc.*(a) 3,180 117,724
Jounce Therapeutics, Inc.*(a) 19,551 59,239
Poseida Therapeutics, Inc.* 1,634 4,216
REGENXBIO, Inc.* 7,344 181,397
Rhythm Pharmaceuticals, Inc.* 47,149 195,668
Sutro Biopharma, Inc.*(a) 50,017 260,589
Travere Therapeutics, Inc.*(a) 19,633 475,708
Vanda Pharmaceuticals, Inc.* 46,955 511,809
4,727,384
Building Products 2.7%
American Woodmark Corp.* 52,900 2,381,029
Apogee Enterprises, Inc. 6,346 248,890
AZEK Co., Inc. (The)*(a) 68,000 1,138,320
Caesarstone Ltd.(a) 5,625 51,356
CSW Industrials, Inc. 12,200 1,256,966
Quanex Building Products
Corp. 15,320 348,530
5,425,091
Capital Markets 3.6%
Cowen, Inc., Class A(a) 30,736 728,136
Focus Financial Partners, Inc.,
Class A*(a) 101,500 3,457,090
Piper Sandler Cos. 1,398 158,477
StoneX Group, Inc.* 5,975 466,468
Virtus Investment Partners,
Inc. 14,219 2,431,734
7,241,905
Chemicals 3.2%
AdvanSix, Inc. 18,522 619,376
Ecovyst, Inc. 40,863 402,501
Element Solutions, Inc. 209,588 3,730,666
Huntsman Corp.(a) 27,917 791,447
Koppers Holdings, Inc. 8,042 182,071
Rayonier Advanced Materials,
Inc.* 22,725 59,539
Schweitzer-Mauduit
International, Inc. 16,989 426,764
Common Stocks
Shares Value ($)
Chemicals
Stepan Co. 2,132 216,078
6,428,442
Commercial Services & Supplies 3.4%
ACCO Brands Corp. 60,541 395,333
BrightView Holdings, Inc.* 2,050 24,600
CECO Environmental Corp.* 5,519 33,004
CoreCivic, Inc.* 123,461 1,371,652
Ennis, Inc. 7,200 145,656
Kimball International, Inc.,
Class B 22,971 176,187
Matthews International Corp.,
Class A 8,739 250,547
SP Plus Corp.* 53,500 1,643,520
Steelcase, Inc., Class A(a) 63,848 685,089
UniFirst Corp.(a) 13,350 2,298,603
7,024,191
Communications Equipment 1.1%
ADTRAN, Inc. 18,297 320,746
Aviat Networks, Inc.*(a) 4,440 111,178
EMCORE Corp.* 17,778 54,578
Juniper Networks, Inc. 36,942 1,052,847
KVH Industries, Inc.* 3,350 29,145
NETGEAR, Inc.* 26,702 494,521
NetScout Systems, Inc.*(a) 3,223 109,099
Ribbon Communications, Inc.* 39,020 118,621
2,290,735
Construction & Engineering 2.4%
API Group Corp.* 50,550 756,734
Argan, Inc. 8,438 314,906
EMCOR Group, Inc.(a) 26,813 2,760,666
Matrix Service Co.* 15,900 80,454
Primoris Services Corp.(a) 26,658 580,078
Tutor Perini Corp.* 35,573 312,331
4,805,169
Consumer Finance 1.6%
Enova International, Inc.* 17,888 515,532
EZCORP, Inc., Class A*(a) 31,279 234,905
Navient Corp. 95,519 1,336,311
Oportun Financial Corp.* 17,885 147,909
PROG Holdings, Inc.* 54,444 898,326
SLM Corp. 11,038 175,946
3,308,929
Containers & Packaging 0.1%
Pactiv Evergreen, Inc. 14,300 142,428
Diversified Consumer Services 1.7%
2U, Inc.*(a) 57,039 597,198
Adtalem Global Education,
Inc.*(a) 23,650 850,691
American Public Education,
Inc.* 13,459 217,497
Frontdoor, Inc.* 35,602 857,296
Grand Canyon Education,
Inc.* 2,200 207,218
Perdoceo Education Corp.* 55,323 651,705
3,381,605
Diversified Financial Services 0.4%
Alerus Financial Corp. 840 20,000

46 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Diversified Financial Services
A-Mark Precious Metals, Inc. 15,304 493,554
Jackson Financial, Inc., Class
A(a) 9,921 265,387
778,941
Diversified Telecommunication Services 0.4%
ATN International, Inc.(a) 3,823 179,337
Bandwidth, Inc., Class A*(a) 27,702 521,352
Consolidated Communications
Holdings, Inc.* 25,458 178,206
878,895
Electric Utilities 1.4%
ALLETE, Inc. 6,240 366,787
NRG Energy, Inc. 15,189 579,764
Pinnacle West Capital Corp. 2,664 194,792
Portland General Electric
Co.(a) 36,149 1,747,081
2,888,424
Electrical Equipment 0.7%
Encore Wire Corp.(a) 11,831 1,229,478
Powell Industries, Inc. 6,596 154,148
1,383,626
Electronic Equipment, Instruments & Components 3.2%
Avnet, Inc. 6,588 282,493
Belden, Inc. 12,640 673,333
Benchmark Electronics, Inc. 19,376 437,123
Daktronics, Inc.* 15,700 47,257
ePlus, Inc.* 87,100 4,626,752
PC Connection, Inc. 4,293 189,107
ScanSource, Inc.* 9,268 288,605
6,544,670
Energy Equipment & Services 0.1%
Newpark Resources, Inc.* 20,152 62,269
Oil States International,
Inc.*(a) 22,590 122,438
184,707
Equity Real Estate Investment Trusts (REITs) 5.9%
Apple Hospitality REIT, Inc. 104,439 1,532,120
Armada Hoffler Properties, Inc. 17,138 220,052
Braemar Hotels & Resorts,
Inc.(a) 42,168 180,901
Brandywine Realty Trust 128,824 1,241,863
Centerspace(a) 7,407 604,041
CTO Realty Growth, Inc. 4,029 246,253
Diversified Healthcare Trust 128,145 233,224
Equity Commonwealth*(a) 62,127 1,710,356
Franklin Street Properties
Corp.(a) 50,629 211,123
Global Net Lease, Inc.(a) 14,763 209,044
Hersha Hospitality Trust* 600 5,886
Hudson Pacific Properties, Inc. 16,081 238,642
Industrial Logistics Properties
Trust(a) 8,940 125,875
Office Properties Income Trust 30,731 613,083
Paramount Group, Inc. 76,970 556,493
Park Hotels & Resorts, Inc. 5,062 68,691
Piedmont Office Realty Trust,
Inc., Class A 71,638 939,891
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
RLJ Lodging Trust 113,413 1,250,945
Sunstone Hotel Investors, Inc.* 93,541 927,927
Veris Residential, Inc.* 9,850 130,414
Whitestone REIT 30,327 326,015
Xenia Hotels & Resorts, Inc.* 23,950 347,994
11,920,833
Food & Staples Retailing 3.1%
Andersons, Inc. (The)(a) 18,147 598,670
Grocery Outlet Holding Corp.* 119,000 5,072,970
SpartanNash Co. 22,630 682,747
6,354,387
Food Products 1.1%
Fresh Del Monte Produce, Inc.
(a) 14,032 414,365
Hain Celestial Group, Inc.
(The)* 24,940 592,076
Lancaster Colony Corp.(a) 10,100 1,300,678
Landec Corp.* 1,797 17,916
2,325,035
Gas Utilities 1.4%
Northwest Natural Holding Co. 13,744 729,806
Southwest Gas Holdings, Inc. 24,149 2,102,895
Spire, Inc.(a) 1,230 91,475
2,924,176
Health Care Equipment & Supplies 1.6%
Avanos Medical, Inc.*(a) 2,560 69,990
ICU Medical, Inc.*(a) 12,679 2,084,301
OraSure Technologies, Inc.*(a) 59,208 160,454
Orthofix Medical, Inc.*(a) 7,085 166,781
Tactile Systems Technology,
Inc.* 18,756 136,919
Varex Imaging Corp.*(a) 31,731 678,726
3,297,171
Health Care Providers & Services 2.6%
Addus HomeCare Corp.* 58,884 4,903,860
Cross Country Healthcare,
Inc.* 9,175 191,115
DocGo, Inc.* 38,915 277,853
5,372,828
Health Care Technology 0.9%
Allscripts Healthcare Solutions,
Inc.* 82,446 1,222,674
Computer Programs &
Systems, Inc.* 12,801 409,248
NextGen Healthcare, Inc.* 10,750 187,480
1,819,402
Hotels, Restaurants & Leisure 1.2%
Bluegreen Vacations Holding
Corp. 5,240 130,790
Wyndham Hotels & Resorts,
Inc. 34,000 2,234,480
2,365,270
Household Durables 0.5%
Bassett Furniture Industries,
Inc. 7,673 139,035
Beazer Homes USA, Inc.* 43,367 523,439

NVIT Multi-Manager Small Cap Value Fund - June 30, 2022 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
Household Durables
Hooker Furnishings Corp. 2,624 40,803
Universal Electronics, Inc.* 6,349 162,344
VOXX International Corp.* 13,003 121,058
986,679
Independent Power and Renewable Electricity Producers
0.0%
†
Infinity Bio-energy Ltd.*^∞ 155,500 0
Insurance 6.6%
American Equity Investment
Life Holding Co. 39,248 1,435,299
Argo Group International
Holdings Ltd. 14,932 550,393
CNO Financial Group, Inc. 66,952 1,211,162
Donegal Group, Inc., Class A 4,577 78,038
eHealth, Inc.* 7,000 65,310
Employers Holdings, Inc.(a) 16,815 704,380
Enstar Group Ltd.* 14,500 3,102,710
First American Financial Corp.
(a) 8,178 432,780
Genworth Financial, Inc.,
Class A* 283,300 1,000,049
Greenlight Capital Re Ltd.,
Class A* 15,393 118,988
Heritage Insurance Holdings,
Inc. 22,963 60,622
Horace Mann Educators Corp. 2,540 97,485
James River Group Holdings
Ltd. 7,206 178,565
Kemper Corp. 4,343 208,030
Oscar Health, Inc., Class A* 39,900 169,575
ProAssurance Corp. 21,387 505,375
Reinsurance Group of
America, Inc. 5,551 651,077
Selectquote, Inc.* 24,238 60,110
SiriusPoint Ltd.* 32,179 174,410
Stewart Information Services
Corp. 8,487 422,228
United Fire Group, Inc.(a) 9,646 330,183
United Insurance Holdings
Corp. 26,084 40,691
Universal Insurance Holdings,
Inc. 25,219 328,604
Unum Group 46,857 1,594,075
13,520,139
Interactive Media & Services 0.2%
TrueCar, Inc.* 64,080 165,967
Yelp, Inc.*(a) 6,620 183,838
349,805
Internet & Direct Marketing Retail 0.0%
†
BARK, Inc.* 59,800 76,544
IT Services 2.0%
Conduent, Inc.* 55,039 237,768
Paysafe Ltd.*(a) 95,900 187,005
Unisys Corp.* 7,690 92,511
Verra Mobility Corp.*(a) 232,665 3,655,167
4,172,451
Common Stocks
Shares Value ($)
Leisure Products 0.2%
American Outdoor Brands,
Inc.* 13,062 124,220
Smith & Wesson Brands, Inc. 16,850 221,240
345,460
Life Sciences Tools & Services 0.1%
Personalis, Inc.* 33,600 115,920
Machinery 3.0%
AGCO Corp. 8,314 820,592
Astec Industries, Inc.(a) 8,125 331,338
Commercial Vehicle Group,
Inc.* 19,176 111,988
Crane Holdings Co. 26,400 2,311,584
Hillman Solutions Corp.*(a) 97,700 844,128
Hyster-Yale Materials
Handling, Inc. 6,952 223,993
Manitowoc Co., Inc. (The)* 35,492 373,731
Park-Ohio Holdings Corp. 3,200 50,752
REV Group, Inc.(a) 22,622 245,901
Trinity Industries, Inc. 15,260 369,597
Wabash National Corp.(a) 26,567 360,780
6,044,384
Marine 0.3%
Costamare, Inc.(a) 22,850 276,485
Genco Shipping & Trading Ltd. 13,998 270,441
546,926
Media 0.1%
comScore, Inc.* 40,302 83,022
Entravision Communications
Corp., Class A 36,927 168,387
Loyalty Ventures, Inc.* 1,715 6,123
257,532
Metals & Mining 0.8%
Olympic Steel, Inc.(a) 6,668 171,701
Schnitzer Steel Industries,
Inc., Class A 24,619 808,488
SunCoke Energy, Inc. 94,284 642,074
1,622,263
Multiline Retail 2.6%
Dillard's, Inc., Class A(a) 3,382 745,968
Macy's, Inc. 60,231 1,103,432
Ollie's Bargain Outlet
Holdings, Inc.*(a) 57,100 3,354,625
5,204,025
Oil, Gas & Consumable Fuels 1.8%
Dorian LPG Ltd. 28,015 425,828
Par Pacific Holdings, Inc.* 6,650 103,673
PBF Energy, Inc., Class A*(a) 21,528 624,743
Plains GP Holdings LP, Class
A*(a) 19,750 203,820
REX American Resources
Corp.* 3,451 292,645
SFL Corp. Ltd. 105,557 1,001,736
Whiting Petroleum Corp. 2,141 145,652
World Fuel Services Corp. 46,119 943,595
3,741,692

48 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Paper & Forest Products 0.3%
Clearwater Paper Corp.* 14,260 479,564
Glatfelter Corp. 19,407 133,520
Mercer International, Inc. 6,159 80,991
694,075
Personal Products 2.5%
Edgewell Personal Care Co.(a) 25,132 867,556
Herbalife Nutrition Ltd.* 56,493 1,155,282
Inter Parfums, Inc. 42,000 3,068,520
Nature's Sunshine Products,
Inc.* 4,570 48,762
5,140,120
Pharmaceuticals 0.1%
Atea Pharmaceuticals, Inc.* 13,200 93,720
Endo International plc*(a) 95,824 44,625
Nektar Therapeutics* 24,700 93,860
232,205
Professional Services 1.0%
Barrett Business Services, Inc. 3,180 231,727
Heidrick & Struggles
International, Inc. 8,227 266,226
Kelly Services, Inc., Class A 27,145 538,285
ManpowerGroup, Inc.(a) 4,215 322,068
Mistras Group, Inc.* 2,100 12,474
Resources Connection, Inc. 14,977 305,081
TrueBlue, Inc.* 25,429 455,179
2,131,040
Real Estate Management & Development 2.6%
Anywhere Real Estate, Inc.* 76,866 755,593
Cushman & Wakefield plc*(a) 200,734 3,059,186
Forestar Group, Inc.* 9,300 127,317
Kennedy-Wilson Holdings, Inc.
(a) 50,816 962,455
Marcus & Millichap, Inc.(a) 7,987 295,439
Zillow Group, Inc., Class A* 5,248 166,939
5,366,929
Road & Rail 2.7%
ArcBest Corp.(a) 17,717 1,246,745
Covenant Logistics Group, Inc. 16,256 407,863
Landstar System, Inc.(a) 17,846 2,595,166
Lyft, Inc., Class A* 7,550 100,264
Ryder System, Inc. 1,953 138,780
Werner Enterprises, Inc. 22,243 857,245
Yellow Corp.* 20,100 58,893
5,404,956
Semiconductors & Semiconductor Equipment 0.1%
Cirrus Logic, Inc.* 1,520 110,261
Software 1.1%
E2open Parent Holdings, Inc.* 164,900 1,282,922
MeridianLink, Inc.*(a) 51,842 865,761
ON24, Inc.*(a) 6,200 58,838
SecureWorks Corp., Class A* 11,209 121,730
2,329,251
Specialty Retail 4.1%
Aaron's Co., Inc. (The)(a) 29,988 436,326
Academy Sports & Outdoors,
Inc. 2,725 96,847
Common Stocks
Shares Value ($)
Specialty Retail
America's Car-Mart, Inc.*(a) 32,700 3,289,620
Container Store Group, Inc.
(The)* 19,935 124,195
Foot Locker, Inc.(a) 4,440 112,110
Genesco, Inc.* 13,229 660,259
Haverty Furniture Cos., Inc. 10,471 242,718
Leslie's, Inc.*(a) 166,100 2,521,398
LL Flooring Holdings, Inc.*(a) 2,100 19,677
MarineMax, Inc.* 18,570 670,748
Tilly's, Inc., Class A 23,750 166,725
8,340,623
Technology Hardware, Storage & Peripherals 0.5%
Diebold Nixdorf, Inc.*(a) 9,900 22,473
Quantum Corp.* 11,600 16,472
Xerox Holdings Corp.(a) 68,502 1,017,255
1,056,200
Textiles, Apparel & Luxury Goods 0.4%
Movado Group, Inc. 14,904 460,981
PVH Corp. 1,355 77,099
Unifi, Inc.*(a) 9,616 135,201
Vera Bradley, Inc.* 22,434 97,364
770,645
Thrifts & Mortgage Finance 1.0%
Bridgewater Bancshares,
Inc.*(a) 1,634 26,373
FS Bancorp, Inc. 1,620 46,510
Home Bancorp, Inc. 843 28,772
Luther Burbank Corp. 901 11,758
Merchants Bancorp 11,409 258,642
Northfield Bancorp, Inc. 6,713 87,470
Ocwen Financial Corp.* 3,310 90,694
PennyMac Financial Services,
Inc. 25,507 1,114,911
Radian Group, Inc. 2,280 44,802
Southern Missouri Bancorp,
Inc.(a) 700 31,682
TrustCo Bank Corp. 720 22,205
Waterstone Financial, Inc. 9,414 160,509
Western New England
Bancorp, Inc. 2,174 16,218
1,940,546
Trading Companies & Distributors 3.2%
Beacon Roofing Supply,
Inc.*(a) 69,490 3,569,006
Boise Cascade Co. 25,754 1,532,105
NOW, Inc.* 97,965 958,098
Titan Machinery, Inc.* 14,378 322,211
Triton International Ltd.(a) 1,570 82,661
6,464,081
Wireless Telecommunication Services 0.8%
Telephone & Data Systems,
Inc. 77,627 1,225,730
United States Cellular Corp.* 15,060 436,138
1,661,868
Total Common Stocks
(cost $202,210,023) 197,922,210

NVIT Multi-Manager Small Cap Value Fund - June 30, 2022 (Unaudited) - Statement of Investments - 49
Rights 0.0%
†
Number of
Rights
Value ($)
Biotechnology 0.0%
†
Aduro Biotech, Inc.,
CVR*^∞(a) 2,406 0
Total Rights
(cost $6,109) 0
Repurchase Agreements 4.3%
Principal
Amount ($)
Bank of America NA,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $1,000,044,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
2/1/2043 - 6/1/2045; total
market value $1,020,000.
(b)(c) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $6,817,981,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072;
total market value
$6,954,041.(b)(c) 6,817,687 6,817,687
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
1.58%, dated 6/30/2022,
due 7/1/2022, repurchase
price $1,000,044,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.50%, maturing
10/25/2022 - 5/20/2072;
total market value
$1,020,000.(b)(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $8,817,687) 8,817,687
Total Investments
(cost $211,033,819) — 101.5% 206,739,897
Liabilities in excess of other assets — (1.5)% (3,014,943)
NET ASSETS — 100.0%
$ 203,724,954
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2022. The total value of securities on loan as of June 30,
2022 was $34,578,967, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $8,817,687 and by $27,042,991 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
7/14/2022 – 5/15/2052, a total value of $35,860,678.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $8,817,687.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
GP General Partnership
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

50 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks 97.1%
Shares Value ($)
AUSTRALIA 0.0%
†
Capital Markets 0.0%
†
Aet and D Holdings No. 1 *^∞ 106,305 0
BERMUDA 0.1%
Insurance 0.1%
SiriusPoint Ltd. * 54,634 296,116
Trading Companies & Distributors 0.0%
†
Triton International Ltd. 2,120 111,618
407,734
GERMANY 0.0%
†
Paper & Forest Products 0.0%
†
Mercer International, Inc. 12,114 159,299
ISRAEL 0.2%
Semiconductors & Semiconductor Equipment 0.2%
Nova Ltd. *(a) 9,719 860,423
MONACO 0.2%
Marine 0.2%
Costamare, Inc. 46,461 562,178
NORWAY 0.6%
Oil, Gas & Consumable Fuels 0.6%
SFL Corp. Ltd. 211,926 2,011,178
PUERTO RICO 0.8%
Banks 0.8%
First Bancorp/PR 103,920 1,341,607
OFG Bancorp (a) 61,143 1,553,032
2,894,639
UNITED KINGDOM 0.2%
Independent Power and Renewable Electricity Producers
0.0%
†
Infinity Bio-energy Ltd. *^∞ 94,500 0
IT Services 0.2%
Endava plc, ADR * 7,101 626,805
626,805
UNITED STATES 95.0%
Aerospace & Defense 0.8%
Astronics Corp. * 36,469 370,890
Curtiss-Wright Corp. 10,597 1,399,439
Parsons Corp. *(a) 17,333 700,600
Vectrus, Inc. * 14,149 473,426
2,944,355
Air Freight & Logistics 0.1%
Radiant Logistics, Inc. * 24,459 181,486
Auto Components 1.5%
American Axle &
Manufacturing Holdings,
Inc. *(a) 206,813 1,557,302
Cooper-Standard Holdings,
Inc. * 31,100 155,189
Goodyear Tire & Rubber Co.
(The) *(a) 249,758 2,674,908
Modine Manufacturing Co. * 70,092 738,069
5,125,468
Banks 10.3%
1st Source Corp. 4,069 184,733
Amalgamated Financial Corp.
(a) 13,968 276,287
Common Stocks
Shares Value ($)
UNITED STATES
Banks
American National
Bankshares, Inc. 1,427 49,388
Associated Banc-Corp 147,304 2,689,770
Atlantic Union Bankshares
Corp. (a) 9,947 337,402
Banc of California, Inc. 49,818 877,793
Bank of Marin Bancorp (a) 2,803 89,079
Bank of Princeton (The) 880 24,165
BankUnited, Inc. (a) 43,183 1,536,019
Bankwell Financial Group,
Inc. 3,638 112,960
Bar Harbor Bankshares 1,400 36,204
BCB Bancorp, Inc. (a) 7,431 126,550
Berkshire Hills Bancorp, Inc. 51,754 1,281,947
Business First Bancshares,
Inc. 1,981 42,215
Byline Bancorp, Inc. 15,072 358,714
Camden National Corp. 5,109 225,051
Capital Bancorp, Inc. 3,180 69,006
Capital City Bank Group, Inc. 6,687 186,500
Capstar Financial Holdings,
Inc. 10,321 202,498
Carter Bankshares, Inc. * 8,467 111,764
CBTX, Inc. (a) 6,225 165,523
Central Pacific Financial
Corp. 64,239 1,377,927
Central Valley Community
Bancorp 4,876 70,702
Chemung Financial Corp. (a) 1,193 56,071
City Holding Co. (a) 956 76,365
Civista Bancshares, Inc. 2,689 57,168
CNB Financial Corp. 4,737 114,588
Comerica, Inc. 5,189 380,769
Community Trust Bancorp,
Inc. 12,640 511,162
Customers Bancorp, Inc. * 11,229 380,663
Eagle Bancorp, Inc. 45,634 2,163,507
FB Financial Corp. 12,149 476,484
Financial Institutions, Inc. 11,604 301,936
First Bancshares, Inc. (The) 600 17,160
First Business Financial
Services, Inc. 2,800 87,332
First Commonwealth
Financial Corp. 13,185 176,943
First Financial Corp. 15,131 673,330
First Internet Bancorp (a) 4,660 171,581
First of Long Island Corp.
(The) 7,569 132,685
First Savings Financial
Group, Inc. (a) 1,840 44,050
Great Southern Bancorp, Inc. 8,010 469,066
Guaranty Bancshares, Inc. 3,415 123,794
Hanmi Financial Corp. 41,355 928,006
HarborOne Bancorp, Inc. (a) 36,551 504,038
HBT Financial, Inc. (a) 7,579 135,437
Heartland Financial USA, Inc. 6,600 274,164
Heritage Commerce Corp. 11,024 117,847
Heritage Financial Corp. 13,587 341,849
HomeStreet, Inc. 27,097 939,453

NVIT Multi-Manager Small Company Fund - June 30, 2022 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
UNITED STATES
Banks
HomeTrust Bancshares, Inc. 12,387 309,675
Horizon Bancorp, Inc. (a) 7,468 130,093
Independent Bank Corp./MI 19,300 372,104
Investar Holding Corp. 4,167 91,257
Lakeland Bancorp, Inc. 28,580 417,840
Macatawa Bank Corp. 13,797 121,965
Mercantile Bank Corp. 4,601 147,002
Midland States Bancorp, Inc. 14,801 355,816
MidWestOne Financial Group,
Inc. 5,162 153,415
National Bank Holdings Corp.
,
Class A
5,034 192,651
NBT Bancorp, Inc. (a) 12,452 468,071
Nicolet Bankshares, Inc. *(a) 7,668 554,703
Northrim Bancorp, Inc. 4,095 164,865
OceanFirst Financial Corp. 44,840 857,789
Old Second Bancorp, Inc. (a) 17,287 231,300
Peapack-Gladstone Financial
Corp. 10,049 298,455
Pinnacle Financial Partners,
Inc. (a) 22,839 1,651,488
Preferred Bank 4,084 277,794
Primis Financial Corp. (a) 10,826 147,558
Professional Holding Corp.
,
Class A
* 5,776 115,809
QCR Holdings, Inc. 14,167 764,876
RBB Bancorp 10,692 221,004
S&T Bancorp, Inc. 3,806 104,399
Sierra Bancorp (a) 3,626 78,793
SmartFinancial, Inc. 4,200 101,472
South Plains Financial, Inc.
(a) 985 23,778
Southern First Bancshares,
Inc. * 1,229 53,572
Third Coast Bancshares,
Inc. * 1,342 29,390
Towne Bank 3,120 84,708
TriCo Bancshares 48,584 2,217,373
UMB Financial Corp. 22,538 1,940,521
Washington Federal, Inc. 54,180 1,626,484
Wintrust Financial Corp. 15,988 1,281,438
35,675,103
Beverages 0.2%
MGP Ingredients, Inc. (a) 7,269 727,554
Biotechnology 3.5%
4D Molecular Therapeutics,
Inc. * 24,404 170,340
Adverum Biotechnologies,
Inc. * 52,311 62,773
Agios Pharmaceuticals, Inc. * 21,337 473,041
Bluebird Bio, Inc. *(a) 1,366 5,655
C4 Therapeutics, Inc. *(a) 14,594 110,039
Catalyst Pharmaceuticals,
Inc. * 28,186 197,584
Deciphera Pharmaceuticals,
Inc. * 74,728 982,673
Emergent BioSolutions, Inc. * 74,011 2,297,302
Exelixis, Inc. * 35,383 736,674
Common Stocks
Shares Value ($)
UNITED STATES
Biotechnology
FibroGen, Inc. *(a) 36,565 386,126
Gritstone bio, Inc. * 25,230 61,057
Halozyme Therapeutics, Inc.
*(a) 45,199 1,988,757
Icosavax, Inc. *(a) 7,500 42,975
Ionis Pharmaceuticals, Inc. * 5,340 197,687
Jounce Therapeutics, Inc. *(a) 36,532 110,692
Poseida Therapeutics, Inc. * 1,720 4,438
REGENXBIO, Inc. * 7,902 195,179
Rhythm Pharmaceuticals,
Inc. * 66,439 275,722
Sutro Biopharma, Inc. *(a) 94,377 491,704
Travere Therapeutics, Inc.
*(a) 74,032 1,793,795
Vanda Pharmaceuticals, Inc. * 93,490 1,019,041
Veracyte, Inc. *(a) 22,806 453,839
12,057,093
Building Products 0.8%
Advanced Drainage Systems,
Inc. 18,576 1,673,140
Apogee Enterprises, Inc. 8,829 346,273
Caesarstone Ltd. (a) 14,159 129,272
Quanex Building Products
Corp. 22,656 515,424
2,664,109
Capital Markets 2.2%
Cohen & Steers, Inc. 7,459 474,318
Cowen, Inc.
, Class A
(a) 60,840 1,441,300
Hamilton Lane, Inc.
, Class A
36,978 2,484,181
LPL Financial Holdings, Inc.
(a) 13,359 2,464,468
Piper Sandler Cos. 1,494 169,360
StoneX Group, Inc. * 9,582 748,067
7,781,694
Chemicals 2.3%
AdvanSix, Inc. 39,779 1,330,210
Chemours Co. (The) 18,111 579,914
Ecovyst, Inc. 77,553 763,897
Huntsman Corp. (a) 53,882 1,527,555
Koppers Holdings, Inc. 16,517 373,945
Livent Corp. *(a) 37,569 852,441
Olin Corp. 39,065 1,807,927
Rayonier Advanced Materials,
Inc. * 58,632 153,616
Schweitzer-Mauduit
International, Inc. (a) 21,013 527,847
7,917,352
Commercial Services & Supplies 2.9%
ACCO Brands Corp. 117,489 767,203
BrightView Holdings, Inc. * 3,320 39,840
Casella Waste Systems, Inc.
,
Class A
* 42,736 3,106,053
CECO Environmental Corp. * 12,128 72,525
Clean Harbors, Inc. * 12,019 1,053,706
CoreCivic, Inc. * 240,972 2,677,199
Ennis, Inc. 15,202 307,536
Kimball International, Inc.
,
Class B
(a) 43,118 330,715

52 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Commercial Services & Supplies
Matthews International Corp.
,
Class A
11,562 331,483
Steelcase, Inc.
, Class A
(a) 127,678 1,369,985
10,056,245
Communications Equipment 1.5%
ADTRAN, Inc. (a) 72,948 1,278,778
Aviat Networks, Inc. *(a) 7,407 185,471
Comtech Telecommunications
Corp. (a) 4,742 43,010
EMCORE Corp. * 37,745 115,877
Juniper Networks, Inc. 68,067 1,939,911
KVH Industries, Inc. * 6,856 59,647
NETGEAR, Inc. *(a) 51,464 953,113
NetScout Systems, Inc. * 12,221 413,681
Ribbon Communications,
Inc. * 77,509 235,627
5,225,115
Construction & Engineering 1.8%
Argan, Inc. 16,900 630,708
Matrix Service Co. * 29,697 150,267
Primoris Services Corp. 48,118 1,047,048
Tutor Perini Corp. * 68,532 601,711
Valmont Industries, Inc. (a) 4,946 1,111,020
WillScot Mobile Mini Holdings
Corp. *(a) 81,357 2,637,593
6,178,347
Consumer Finance 1.9%
Enova International, Inc. *(a) 34,980 1,008,124
EZCORP, Inc.
, Class A
*(a) 64,899 487,391
Navient Corp. (a) 187,835 2,627,812
Oportun Financial Corp. * 30,649 253,467
PROG Holdings, Inc. * 119,656 1,974,324
SLM Corp. (a) 23,380 372,677
6,723,795
Containers & Packaging 0.1%
Pactiv Evergreen, Inc. 32,700 325,692
Diversified Consumer Services 1.7%
2U, Inc. *(a) 110,353 1,155,396
Adtalem Global Education,
Inc. *(a) 25,028 900,257
American Public Education,
Inc. * 27,318 441,459
Frontdoor, Inc. * 69,304 1,668,841
Grand Canyon Education,
Inc. * 4,534 427,057
Perdoceo Education Corp. * 117,458 1,383,655
5,976,665
Diversified Financial Services 0.4%
Alerus Financial Corp. 1,096 26,096
A-Mark Precious Metals, Inc. 27,540 888,165
Jackson Financial, Inc.
, Class
A
(a) 24,136 645,638
1,559,899
Diversified Telecommunication Services 0.5%
ATN International, Inc. (a) 5,423 254,393
Bandwidth, Inc.
, Class A
*(a) 54,351 1,022,886
Common Stocks
Shares Value ($)
UNITED STATES
Diversified Telecommunication Services
Consolidated
Communications Holdings,
Inc. *(a) 48,343 338,401
1,615,680
Electric Utilities 2.0%
ALLETE, Inc. 13,094 769,665
NRG Energy, Inc. (a) 29,316 1,118,992
Pinnacle West Capital Corp.
(a) 22,716 1,660,994
Portland General Electric Co.
(a) 67,416 3,258,215
6,807,866
Electrical Equipment 0.8%
Encore Wire Corp. 23,424 2,434,222
Powell Industries, Inc. 12,189 284,857
2,719,079
Electronic Equipment, Instruments & Components 1.7%
Avnet, Inc. (a) 11,216 480,942
Belden, Inc. (a) 30,594 1,629,742
Benchmark Electronics, Inc. 53,798 1,213,683
Daktronics, Inc. * 34,354 103,406
Novanta, Inc. * 13,630 1,652,910
PC Connection, Inc. (a) 7,088 312,226
ScanSource, Inc. * 13,225 411,827
5,804,736
Energy Equipment & Services 0.2%
Cactus, Inc.
, Class A
(a) 14,409 580,250
Newpark Resources, Inc. * 39,640 122,488
Oil States International, Inc.
*(a) 23,646 128,161
830,899
Equity Real Estate Investment Trusts (REITs) 7.6%
Apple Hospitality REIT, Inc. 210,002 3,080,729
Armada Hoffler Properties,
Inc. (a) 33,837 434,467
Braemar Hotels & Resorts,
Inc. (a) 78,623 337,293
Brandywine Realty Trust 228,142 2,199,289
Centerspace 15,861 1,293,465
CTO Realty Growth, Inc. 8,319 508,457
Diversified Healthcare Trust 255,626 465,239
Equity Commonwealth * 114,165 3,142,961
Franklin Street Properties
Corp. (a) 100,563 419,348
Hersha Hospitality Trust * 6,650 65,237
Hudson Pacific Properties,
Inc. 18,126 268,990
Industrial Logistics Properties
Trust (a) 13,369 188,236
National Storage Affiliates
Trust 35,268 1,765,869
Office Properties Income
Trust (a) 60,056 1,198,117
Outfront Media, Inc. 29,936 507,415
Paramount Group, Inc. (a) 172,712 1,248,708
Park Hotels & Resorts, Inc. 10,744 145,796
Piedmont Office Realty Trust,
Inc.
, Class A
139,425 1,829,256
PS Business Parks, Inc. 7,411 1,386,969

NVIT Multi-Manager Small Company Fund - June 30, 2022 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
UNITED STATES
Equity Real Estate Investment Trusts (REITs)
RLJ Lodging Trust 219,841 2,424,846
Sunstone Hotel Investors,
Inc. * 152,663 1,514,417
Veris Residential, Inc. * 19,807 262,245
Whitestone REIT (a) 67,644 727,173
Xenia Hotels & Resorts, Inc. * 65,642 953,778
26,368,300
Food & Staples Retailing 1.6%
Andersons, Inc. (The) (a) 27,996 923,588
BJ's Wholesale Club
Holdings, Inc. * 19,298 1,202,651
Grocery Outlet Holding Corp.
* 18,628 794,112
Performance Food Group
Co. * 28,584 1,314,292
SpartanNash Co. (a) 46,993 1,417,779
5,652,422
Food Products 1.0%
Fresh Del Monte Produce,
Inc. (a) 27,693 817,774
Freshpet, Inc. *(a) 15,941 827,178
Hain Celestial Group, Inc.
(The) * 39,040 926,810
Landec Corp. *(a) 2,439 24,317
Simply Good Foods Co. (The)
* 25,806 974,693
3,570,772
Gas Utilities 1.6%
Northwest Natural Holding
Co. 23,505 1,248,116
Southwest Gas Holdings, Inc. 44,621 3,885,596
Spire, Inc. (a) 5,192 386,129
5,519,841
Health Care Equipment & Supplies 3.6%
AtriCure, Inc. *(a) 18,856 770,456
Avanos Medical, Inc. *(a) 1,553 42,459
Axonics, Inc. * 36,921 2,092,314
CONMED Corp. 6,612 633,165
CryoPort, Inc. *(a) 13,389 414,791
Globus Medical, Inc.
, Class A
*(a) 25,505 1,431,851
Inari Medical, Inc. *(a) 19,958 1,356,944
Omnicell, Inc. * 2,441 277,664
OraSure Technologies, Inc.
*(a) 109,657 297,170
Orthofix Medical, Inc. * 9,489 223,371
Shockwave Medical, Inc. * 9,104 1,740,412
Tactile Systems Technology,
Inc. * 36,291 264,924
Tandem Diabetes Care, Inc. * 29,465 1,744,033
Varex Imaging Corp. *(a) 61,776 1,321,389
12,610,943
Health Care Providers & Services 1.6%
Acadia Healthcare Co., Inc. * 13,180 891,363
AMN Healthcare Services,
Inc. *(a) 10,927 1,198,802
Cross Country Healthcare,
Inc. * 12,945 269,644
HealthEquity, Inc. * 8,834 542,319
Common Stocks
Shares Value ($)
UNITED STATES
Health Care Providers & Services
Option Care Health, Inc. * 17,076 474,542
Privia Health Group, Inc. * 11,164 325,096
Surgery Partners, Inc. *(a) 36,250 1,048,350
Tenet Healthcare Corp. * 15,311 804,746
5,554,862
Health Care Technology 1.9%
Allscripts Healthcare
Solutions, Inc. * 146,242 2,168,768
Certara, Inc. * 14,532 311,857
Computer Programs &
Systems, Inc. *(a) 22,077 705,802
Evolent Health, Inc.
, Class A
*(a) 19,333 593,716
Health Catalyst, Inc. * 18,124 262,617
HealthStream, Inc. * 1,000 21,710
Inspire Medical Systems, Inc.
*(a) 10,834 1,979,047
NextGen Healthcare, Inc. * 24,511 427,472
6,470,989
Hotels, Restaurants & Leisure 2.2%
Bluegreen Vacations Holding
Corp. 6,161 153,779
Choice Hotels International,
Inc. 17,093 1,908,092
Planet Fitness, Inc.
, Class A
*(a) 28,866 1,963,176
Red Rock Resorts, Inc.
, Class
A
(a) 45,618 1,521,816
SeaWorld Entertainment,
Inc. * 21,571 953,007
Wyndham Hotels & Resorts,
Inc. 20,229 1,329,450
7,829,320
Household Durables 0.5%
Bassett Furniture Industries,
Inc. 13,705 248,335
Beazer Homes USA, Inc. *(a) 78,633 949,100
Hooker Furnishings Corp. 6,891 107,155
Universal Electronics, Inc. * 9,182 234,784
VOXX International Corp. * 14,698 136,838
1,676,212
Insurance 6.3%
American Equity Investment
Life Holding Co. 83,945 3,069,868
Argo Group International
Holdings Ltd. 31,288 1,153,276
CNO Financial Group, Inc. 128,236 2,319,788
Donegal Group, Inc.
, Class A
6,896 117,577
eHealth, Inc. * 13,802 128,773
Employers Holdings, Inc. 32,578 1,364,692
First American Financial
Corp. 14,979 792,689
Genworth Financial, Inc.
, Class
A
* 553,445 1,953,661
Greenlight Capital Re Ltd.
,
Class A
* 19,756 152,714
Heritage Insurance Holdings,
Inc. 80,042 211,311

54 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Insurance
Horace Mann Educators
Corp. 2,865 109,959
James River Group Holdings
Ltd. 12,318 305,240
Kemper Corp. 8,073 386,697
Kinsale Capital Group, Inc. 5,939 1,363,832
Oscar Health, Inc.
, Class A
* 77,444 329,137
ProAssurance Corp. (a) 39,247 927,407
Reinsurance Group of
America, Inc. 10,733 1,258,874
Selectquote, Inc. *(a) 47,083 116,766
Stewart Information Services
Corp. 30,901 1,537,325
United Fire Group, Inc. (a) 13,587 465,083
United Insurance Holdings
Corp. 23,113 36,056
Universal Insurance Holdings,
Inc. (a) 52,498 684,049
Unum Group 91,109 3,099,527
21,884,301
Interactive Media & Services 0.2%
TrueCar, Inc. * 144,287 373,703
Yelp, Inc. * 11,380 316,023
689,726
Internet & Direct Marketing Retail 0.0%
†
BARK, Inc. * 117,134 149,932
IT Services 1.2%
Conduent, Inc. * 139,396 602,191
ExlService Holdings, Inc. *(a) 10,072 1,483,908
Globant SA * 8,694 1,512,756
Paysafe Ltd. *(a) 154,900 302,055
Unisys Corp. * 12,882 154,970
4,055,880
Leisure Products 0.2%
American Outdoor Brands,
Inc. * 26,470 251,730
Smith & Wesson Brands, Inc. 31,864 418,374
670,104
Life Sciences Tools & Services 1.5%
Medpace Holdings, Inc. *(a) 14,123 2,113,789
Personalis, Inc. * 81,511 281,213
Repligen Corp. *(a) 17,891 2,905,499
5,300,501
Machinery 2.8%
AGCO Corp. 17,577 1,734,851
Astec Industries, Inc. (a) 14,262 581,604
Chart Industries, Inc. *(a) 15,680 2,624,519
Commercial Vehicle Group,
Inc. * 12,548 73,280
Evoqua Water Technologies
Corp. * 37,614 1,222,831
Hyster-Yale Materials
Handling, Inc. 13,895 447,697
Manitowoc Co., Inc. (The) * 84,636 891,217
Park-Ohio Holdings Corp. 6,162 97,729
REV Group, Inc. (a) 44,960 488,715
Trinity Industries, Inc. (a) 35,708 864,848
Wabash National Corp. (a) 55,299 750,960
9,778,251
Common Stocks
Shares Value ($)
UNITED STATES
Marine 0.1%
Genco Shipping & Trading
Ltd. 20,836 402,552
Media 0.1%
comScore, Inc. * 75,516 155,563
Entravision Communications
Corp.
, Class A
(a) 69,990 319,154
Loyalty Ventures, Inc. * 2,350 8,390
483,107
Metals & Mining 1.0%
MP Materials Corp. *(a) 17,530 562,362
Olympic Steel, Inc. (a) 13,400 345,050
Schnitzer Steel Industries,
Inc.
, Class A
49,513 1,626,007
SunCoke Energy, Inc. 162,479 1,106,482
3,639,901
Multiline Retail 1.0%
Dillard's, Inc.
, Class A
(a) 6,655 1,467,893
Macy's, Inc. 118,377 2,168,667
3,636,560
Oil, Gas & Consumable Fuels 3.0%
Dorian LPG Ltd. 54,901 834,495
Matador Resources Co. (a) 46,515 2,167,133
New Fortress Energy, Inc. (a) 16,237 642,498
Par Pacific Holdings, Inc. * 5,466 85,215
PBF Energy, Inc.
, Class A
*(a) 42,245 1,225,950
PDC Energy, Inc. (a) 21,988 1,354,681
Plains GP Holdings LP
, Class
A
*(a) 49,878 514,741
REX American Resources
Corp. * 7,442 631,082
SM Energy Co. 34,687 1,185,949
World Fuel Services Corp. 87,327 1,786,710
10,428,454
Paper & Forest Products 0.3%
Clearwater Paper Corp. * 24,956 839,271
Glatfelter Corp. 46,946 322,988
1,162,259
Personal Products 1.2%
Edgewell Personal Care Co. 54,570 1,883,756
Herbalife Nutrition Ltd. * 111,027 2,270,503
Nature's Sunshine Products,
Inc. * 9,426 100,575
4,254,834
Pharmaceuticals 0.3%
Atea Pharmaceuticals, Inc.
*(a) 25,852 183,549
Endo International plc *(a) 174,734 81,374
Intra-Cellular Therapies, Inc. * 8,487 484,438
Nektar Therapeutics * 48,504 184,315
933,676
Professional Services 1.5%
Barrett Business Services,
Inc. 6,809 496,172
Heidrick & Struggles
International, Inc. 14,394 465,790
KBR, Inc. (a) 15,197 735,383
Kelly Services, Inc.
, Class A
61,637 1,222,261
ManpowerGroup, Inc. 8,300 634,203
Mistras Group, Inc. * 3,321 19,727

NVIT Multi-Manager Small Company Fund - June 30, 2022 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
UNITED STATES
Professional Services
Resources Connection, Inc.
(a) 30,761 626,602
TrueBlue, Inc. * 53,107 950,615
5,150,753
Real Estate Management & Development 1.3%
Anywhere Real Estate, Inc.
*(a) 134,278 1,319,953
Forestar Group, Inc. *(a) 17,186 235,276
Kennedy-Wilson Holdings,
Inc. 99,741 1,889,094
Marcus & Millichap, Inc. (a) 20,016 740,392
Zillow Group, Inc.
, Class A
* 8,337 265,200
4,449,915
Road & Rail 1.9%
ArcBest Corp. 34,986 2,461,965
Covenant Logistics Group,
Inc. (a) 32,181 807,421
Lyft, Inc.
, Class A
* 15,450 205,176
Ryder System, Inc. 3,499 248,639
Saia, Inc. * 4,582 861,416
Schneider National, Inc.
, Class
B
5,840 130,699
Werner Enterprises, Inc. 44,633 1,720,156
Yellow Corp. * 36,813 107,862
6,543,334
Semiconductors & Semiconductor Equipment 1.4%
Ambarella, Inc. * 6,132 401,401
Impinj, Inc. *(a) 15,195 891,491
Lattice Semiconductor Corp. * 44,510 2,158,734
MACOM Technology
Solutions Holdings, Inc. *(a) 20,559 947,770
SiTime Corp. *(a) 3,320 541,260
4,940,656
Software 3.3%
CyberArk Software Ltd. * 17,593 2,251,200
Gitlab, Inc.
, Class A
*(a) 2,894 153,787
HashiCorp, Inc.
, Class A
*(a) 9,062 266,785
Manhattan Associates, Inc. * 19,471 2,231,377
ON24, Inc. * 15,000 142,350
Paylocity Holding Corp. * 12,436 2,169,087
SecureWorks Corp.
, Class A
* 21,467 233,132
Sprout Social, Inc.
, Class A
* 25,629 1,488,276
Tenable Holdings, Inc. * 22,668 1,029,354
Varonis Systems, Inc. *(a) 35,432 1,038,866
Workiva, Inc. *(a) 8,316 548,773
11,552,987
Specialty Retail 2.0%
Aaron's Co., Inc. (The) (a) 55,911 813,505
Boot Barn Holdings, Inc. * 30,138 2,076,809
Container Store Group, Inc.
(The) * 39,268 244,640
Foot Locker, Inc. (a) 9,620 242,905
Genesco, Inc. * 26,316 1,313,432
Haverty Furniture Cos., Inc.
(a) 18,633 431,913
LL Flooring Holdings, Inc. *(a) 4,750 44,508
MarineMax, Inc. * 37,683 1,361,109
Tilly's, Inc.
, Class A
55,696 390,986
6,919,807
Common Stocks
Shares Value ($)
UNITED STATES
Technology Hardware, Storage & Peripherals 0.6%
Diebold Nixdorf, Inc. * 18,007 40,876
Quantum Corp. * 22,842 32,436
Xerox Holdings Corp. (a) 131,970 1,959,754
2,033,066
Textiles, Apparel & Luxury Goods 1.0%
Movado Group, Inc. 29,442 910,641
Oxford Industries, Inc. (a) 20,160 1,788,999
PVH Corp. 4,371 248,710
Unifi, Inc. * 19,221 270,247
Vera Bradley, Inc. * 43,344 188,113
3,406,710
Thrifts & Mortgage Finance 1.0%
Bridgewater Bancshares, Inc.
*(a) 2,464 39,769
FS Bancorp, Inc. 2,350 67,469
Home Bancorp, Inc. 1,500 51,195
Luther Burbank Corp. (a) 2,200 28,710
Merchants Bancorp 17,284 391,828
Northfield Bancorp, Inc. 4,561 59,430
Ocwen Financial Corp. * 4,879 133,685
PennyMac Financial Services,
Inc. (a) 47,516 2,076,924
Radian Group, Inc. 17,680 347,412
Southern Missouri Bancorp,
Inc. (a) 121 5,476
TrustCo Bank Corp. 1,535 47,339
Waterstone Financial, Inc. (a) 15,674 267,242
Western New England
Bancorp, Inc. 3,323 24,790
3,541,269
Trading Companies & Distributors 2.1%
Boise Cascade Co. (a) 47,141 2,804,418
Herc Holdings, Inc. (a) 11,632 1,048,625
MRC Global, Inc. * 1,000 9,960
NOW, Inc. * 217,883 2,130,896
Titan Machinery, Inc. * 30,600 685,746
Veritiv Corp. * 4,751 515,721
7,195,366
Wireless Telecommunication Services 0.9%
Telephone & Data Systems,
Inc. 154,954 2,446,724
United States Cellular Corp.
*(a) 27,804 805,204
3,251,928
330,607,722
Total Common Stocks
(cost $347,858,213) 338,129,978
Rights 0.0%
†
Number of
Rights
UNITED STATES 0.0%
†
Biotechnology 0.0%
†
Aduro Biotech, Inc.,
CVR*^∞(a) 4,756 0
Total Rights
(cost $12,075) 0

56 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Multi-Manager Small Company Fund
Repurchase Agreements 2.7%
Principal
Amount ($) Value ($)
BofA Securities, Inc.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $2,000,087,
collateralized by U.S.
Government Agency
Security, 3.30%, maturing
11/25/2027; total market
value $2,040,000.(b)(c) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $2,955,957,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072;
total market value
$3,014,946.(b)(c) 2,955,829 2,955,829
MetLife, Inc., 1.50%,
dated 6/30/2022, due
7/1/2022, repurchase
price $4,000,167,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 1.50%, maturing
2/29/2024 - 11/15/2047;
total market value
$4,081,803.(b)(c) 4,000,000 4,000,000
Pershing LLC, 1.58%,
dated 6/30/2022, due
7/1/2022, repurchase
price $500,022,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.50%, maturing
10/25/2022 - 5/20/2072;
total market value
$510,000.(b)(c) 500,000 500,000
Total Repurchase Agreements
(cost $9,455,829) 9,455,829
Total Investments
(cost $357,326,117) — 99.8% 347,585,807
Other assets in excess of liabilities — 0.2% 651,127
NET ASSETS — 100.0%
$ 348,236,934
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2022. The total value of securities on loan as of June 30,
2022 was $62,899,986, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $9,455,829 and by $56,226,299 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
7/14/2022 – 5/15/2052, a total value of $65,682,128.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $9,455,829.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVR Contingent Value Rights
GP General Partnership
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT Neuberger Berman Multi Cap Opportunities Fund - June 30, 2022 (Unaudited) - Statement of Investments - 57
Co mmon Stocks 98.3%
Shares Value ($)
Aerospace & Defense 3.4%
Raytheon Technologies Corp. 72,000 6,919,920
Banks 2.9%
JPMorgan Chase & Co. 52,000 5,855,720
Capital Markets 7.9%
Brookfield Asset Management,
Inc., Class A 186,000 8,271,420
Charles Schwab Corp. (The) 75,000 4,738,500
Intercontinental Exchange, Inc. 33,000 3,103,320
16,113,240
Chemicals 1.4%
Sherwin-Williams Co. (The) 13,000 2,910,830
Communications Equipment 6.1%
Cisco Systems, Inc. 112,000 4,775,680
Motorola Solutions, Inc. 36,000 7,545,600
12,321,280
Construction Materials 1.4%
Eagle Materials, Inc. 26,000 2,858,440
Containers & Packaging 6.1%
Ball Corp. 86,000 5,914,220
Graphic Packaging Holding
Co. 315,000 6,457,500
12,371,720
Diversified Financial Services 7.0%
Apollo Global Management,
Inc. 64,000 3,102,720
Berkshire Hathaway, Inc.,
Class B* 40,500 11,057,310
14,160,030
Electrical Equipment 1.3%
Rockwell Automation, Inc. 13,500 2,690,685
Entertainment 1.3%
Walt Disney Co. (The)* 29,000 2,737,600
Food & Staples Retailing 3.7%
BJ's Wholesale Club Holdings,
Inc.* 50,000 3,116,000
US Foods Holding Corp.* 141,000 4,325,880
7,441,880
Food Products 3.0%
Lamb Weston Holdings, Inc. 33,000 2,358,180
Mondelez International, Inc.,
Class A 61,000 3,787,490
6,145,670
Health Care Equipment & Supplies 1.3%
Becton Dickinson and Co. 11,000 2,711,830
Health Care Providers & Services 3.1%
HCA Healthcare, Inc. 37,000 6,218,220
Hotels, Restaurants & Leisure 6.0%
Aramark 155,000 4,747,650
Booking Holdings, Inc.* 1,200 2,098,788
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
McDonald's Corp. 21,500 5,307,920
12,154,358
Household Products 0.4%
WD-40 Co. 4,000 805,440
Independent Power and Renewable Electricity Producers
1.0%
Brookfield Renewable Corp. 57,000 2,029,770
Insurance 3.0%
Chubb Ltd. 30,500 5,995,690
Interactive Media & Services 4.4%
Alphabet, Inc., Class C* 4,100 8,968,545
Internet & Direct Marketing Retail 2.5%
Amazon.com, Inc.* 48,000 5,098,080
IT Services 0.8%
PayPal Holdings, Inc.* 24,500 1,711,080
Leisure Products 0.7%
Brunswick Corp. 23,000 1,503,740
Machinery 5.0%
Deere & Co. 7,000 2,096,290
Nordson Corp. 18,000 3,643,920
Stanley Black & Decker, Inc. 24,000 2,516,640
Westinghouse Air Brake
Technologies Corp. 23,000 1,887,840
10,144,690
Metals & Mining 0.5%
Newmont Corp. 16,000 954,720
Pharmaceuticals 2.7%
Pfizer, Inc. 105,000 5,505,150
Road & Rail 3.3%
CSX Corp. 228,000 6,625,680
Semiconductors & Semiconductor Equipment 0.8%
QUALCOMM, Inc. 12,000 1,532,880
Software 4.8%
Microsoft Corp. 38,000 9,759,540
Specialty Retail 3.5%
Lowe's Cos., Inc. 28,000 4,890,760
TJX Cos., Inc. (The) 41,000 2,289,850
7,180,610
Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc. 66,000 9,023,520
Textiles, Apparel & Luxury Goods 2.3%
Columbia Sportswear Co. 22,000 1,574,760
NIKE, Inc., Class B 31,000 3,168,200
4,742,960
Wireless Telecommunication Services 2.3%
T-Mobile US, Inc.* 35,000 4,708,900
Total Investments
(cost $124,675,846) — 98.3% 199,902,418
Other assets in excess of liabilities — 1.7% 3,362,493
NET ASSETS — 100.0%
$ 203,264,911

58 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Neuberger Berman Multi Cap Opportunities Fund
* Denotes a non-income producing security.
The accompanying notes are an integral part of these financial statements.

NVIT Real Estate Fund - June 30, 2022 (Unaudited) - Statement of Investments - 59
Common Stocks 98.7%
Shares Value ($)
Equity Real Estate Investment Trusts (REITs) 94.6%
Agree Realty Corp. 63,650 4,591,075
American Campus
Communities, Inc. 32,900 2,121,063
American Tower Corp. 45,552 11,642,636
AvalonBay Communities, Inc. 72,942 14,168,984
Boston Properties, Inc. 79,999 7,118,311
Brixmor Property Group, Inc. 284,291 5,745,521
Camden Property Trust 49,095 6,602,296
Corporate Office Properties
Trust 102,865 2,694,034
CubeSmart 87,773 3,749,663
Digital Realty Trust, Inc. 40,922 5,312,903
Douglas Emmett, Inc. 127,916 2,862,760
Equinix, Inc. 10,505 6,901,995
First Industrial Realty Trust,
Inc. 51,133 2,427,795
Host Hotels & Resorts, Inc. 214,243 3,359,330
Independence Realty Trust,
Inc. 216,215 4,482,137
Kimco Realty Corp. 336,108 6,644,855
Life Storage, Inc. 65,333 7,295,083
LTC Properties, Inc. 112,544 4,320,564
National Health Investors, Inc. 19,964 1,210,018
Phillips Edison & Co., Inc. 172,915 5,777,090
Prologis, Inc. 192,713 22,672,684
Public Storage 42,547 13,303,171
Rexford Industrial Realty, Inc. 141,448 8,145,990
Ryman Hospitality Properties,
Inc.* 41,352 3,143,993
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
SBA Communications Corp. 14,009 4,483,580
Simon Property Group, Inc. 39,687 3,767,090
Sun Communities, Inc. 57,784 9,208,458
Tanger Factory Outlet Centers,
Inc. 80,217 1,140,686
UDR, Inc. 156,412 7,201,208
Ventas, Inc. 126,049 6,482,700
Veris Residential, Inc.* 86,431 1,144,346
VICI Properties, Inc. 283,511 8,445,793
Welltower, Inc. 174,125 14,339,194
WP Carey, Inc. 110,793 9,180,308
221,687,314
Hotels, Restaurants & Leisure 1.0%
Playa Hotels & Resorts NV* 338,439 2,325,076
Real Estate Management & Development 3.1%
CBRE Group, Inc., Class A* 22,940 1,688,613
Colliers International Group,
Inc. 15,887 1,742,963
Tricon Residential, Inc. 367,132 3,722,089
7,153,665
Total Investments
(cost $199,437,482) — 98.7% 231,166,055
Other assets in excess of liabilities — 1.3% 3,131,123
NET ASSETS — 100.0%
$ 234,297,178
* Denotes a non-income producing security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

60 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring Discovery Fund
Assets:
Investment securities, at value
*
$ 388,523,897
Repurchase agreements, at value 20,292,117
Cash 18,600,433
Cash pledged for swap contracts —
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 106,605
Security lending income receivable 10,296
Receivable for investments sold 1,426,683
Receivable for capital shares issued 296,850
Reclaims receivable —
Swap contracts, at value (Note 2) —
Receivable for variation margin on futures contracts —
Unrealized appreciation on forward foreign currency contracts (Note 2) —
Receivable for reimbursement from investment adviser (Note 3) 25,110
Prepaid expenses 2,527
Total Assets 429,284,518
Liabilities:
Payable for investments purchased 1,115,145
Payable for capital shares redeemed 281,601
Swap contracts, at value (Note 2) —
Unrealized depreciation on forward foreign currency contracts (Note 2) —
Payable upon return of securities loaned (Note 2) 20,292,117
Accrued expenses and other payables:
Investment advisory fees 248,341
Fund administration fees 46,539
Distribution fees 21,942
Administrative servicing fees 26,550
Accounting and transfer agent fees 230
Trustee fees 606
Due to broker —
Custodian fees 10,239
Compliance program costs (Note 3) 558
Professional fees 19,993
Printing fees 67,671
Other 6,589
Total Liabilities 22,138,121
Net Assets $ 407,146,397
* Includes value of securities on loan (Note 2) 77,178,022
Cost of investment securities 434,748,375
Cost of repurchase agreements 20,292,117
Cost of foreign currencies —
Represented by:
Capital $ 341,755,432
Total distributable earnings (loss) 65,390,965
Net Assets $ 407,146,397

Equity Funds (II) - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 61
NVIT AQR Large Cap
Defensive Style Fund
NVIT BlackRock Equity
Dividend Fund
NVIT Jacobs Levy Large
Cap Growth Fund
NVIT Multi-Manager Mid
Cap Value Fund
$ 645,832,427 $ 452,676,181 $ 215,631,878 $ 325,183,578
233,318 — 9,158 2,504,732
10,211,204 24,729,686 456,071 10,888,130
— — 2,540,000 —
237,139 — — —
— 575 — 123,297
581,152 402,234 133,560 492,043
6,678 2,670 2,062 8,825
— 3,107,091 554,059 1,823,678
164,662 23,720 232,666 5,691
— 285,795 — 9,949
— — 2,036,836 —
158,216 — — —
— — — 23,072
— 22,819 22,448 16,150
3,341 2,654 1,104 1,703
657,428,137 481,253,425 221,619,842 341,080,848
— 3,015,513 671,021 1,888,380
286,830 261,475 12,929 632,499
— — 1,909,092 —
— — — 6,690
233,318 — 9,158 2,504,732
320,210 257,526 120,720 207,625
52,477 44,858 48,975 46,260
21,998 86,218 29,902 67,409
94,464 62,836 28,175 9,954
248 77 119 52
34 42 85 38
— — 37,372 —
15,211 5,470 1,428 4,779
722 528 232 377
17,857 16,601 18,134 16,947
80,753 40,844 38,532 58,111
6,243 478 31,640 9,254
1,130,365 3,792,466 2,957,514 5,453,107
$ 656,297,772 $ 477,460,959 $ 218,662,328 $ 335,627,741
60,092,296 20,348,726 15,193,407 35,613,618
505,118,989 422,246,838 180,995,399 321,708,650
233,318 — 9,158 2,504,732
— 578 — 123,177
$ 388,951,296 $ 366,745,401 $ 108,907,078 $ 266,283,193
267,346,476 110,715,558 109,755,250 69,344,548
$ 656,297,772 $ 477,460,959 $ 218,662,328 $ 335,627,741

62 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring Discovery Fund
Net Assets:
Class I Shares $ 303,557,186
Class II Shares 103,589,211
Class IV Shares —
Total $ 407,146,397
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 43,198,125
Class II Shares 16,297,304
Class IV Shares —
Total 59,495,429
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 7.03
Class II Shares $ 6.36
Class IV Shares $ —

Equity Funds (II) - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 63
NVIT AQR Large Cap
Defensive Style Fund
NVIT BlackRock Equity
Dividend Fund
NVIT Jacobs Levy Large
Cap Growth Fund
NVIT Multi-Manager Mid
Cap Value Fund
$ 415,597,114 $ 53,938,817 $ 77,927,900 $ 21,554,333
105,351,489 405,960,821 140,734,428 314,073,408
135,349,169 17,561,321 — —
$ 656,297,772 $ 477,460,959 $ 218,662,328 $ 335,627,741
17,652,556 2,590,494 8,782,129 2,465,789
4,503,571 19,714,283 16,449,841 35,677,529
5,753,791 843,001 — —
27,909,918 23,147,778 25,231,970 38,143,318
$ 23.54 $ 20.82 $ 8.87 $ 8.74
$ 23.39 $ 20.59 $ 8.56 $ 8.80
$ 23.52 $ 20.83 $ — $ —

64 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small Cap
Growth Fund
Assets:
Investment securities, at value
*
$ 108,955,430
Repurchase agreements, at value 2,397,926
Cash 4,557,718
Interest and dividends receivable 32,605
Security lending income receivable 6,016
Receivable for investments sold 898,422
Receivable for capital shares issued 31,350
Reclaims receivable —
Receivable for reimbursement from investment adviser (Note 3) 7,164
Prepaid expenses 622
Total Assets 116,887,253
Liabilities:
Payable for investments purchased 481,775
Payable for capital shares redeemed 276
Payable upon return of securities loaned (Note 2) 2,397,926
Accrued expenses and other payables:
Investment advisory fees 80,576
Fund administration fees 39,553
Distribution fees 10,518
Administrative servicing fees 17,029
Accounting and transfer agent fees 91
Trustee fees 48
Custodian fees 1,757
Compliance program costs (Note 3) 140
Professional fees 18,211
Printing fees 45,726
Other 2,727
Total Liabilities 3,096,353
Net Assets $ 113,790,900
* Includes value of securities on loan (Note 2) 32,375,239
Cost of investment securities 104,762,300
Cost of repurchase agreements 2,397,926
Represented by:
Capital $ 95,131,010
Total distributable earnings (loss) 18,659,890
Net Assets $ 113,790,900

Equity Funds (II) - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 65
NVIT Multi-Manager Small
Cap Value Fund
NVIT Multi-Manager Small
Company Fund
NVIT Neuberger Berman
Multi Cap Opportunities
Fund NVIT Real Estate Fund
$ 197,922,210 $ 338,129,978 $ 199,902,418 $ 231,166,055
8,817,687 9,455,829 — —
6,641,517 9,958,316 3,484,131 2,451,606
138,840 300,619 124,823 910,649
5,132 11,314 — —
1,652,780 2,705,285 — —
8,172 93,210 26,834 52,746
— — 4,204 —
12,610 — — —
1,102 2,052 1,186 1,357
215,200,050 360,656,603 203,543,596 234,582,413
1,807,797 2,184,109 — —
542,061 279,990 54,023 31,342
8,817,687 9,455,829 — —
151,908 247,237 103,833 121,755
42,163 44,984 38,838 39,469
10,463 13,468 9,236 18,489
33,256 50,969 20,659 31,046
112 277 95 101
9 13 61 110
2,627 4,474 3,572 3,534
237 415 240 276
18,904 18,744 17,182 17,516
43,270 117,396 29,281 19,584
4,602 1,764 1,665 2,013
11,475,096 12,419,669 278,685 285,235
$ 203,724,954 $ 348,236,934 $ 203,264,911 $ 234,297,178
34,578,967 62,899,986 — —
202,216,132 347,870,288 124,675,846 199,437,482
8,817,687 9,455,829 — —
$ 162,755,519 $ 254,965,384 $ 95,197,510 $ 174,976,320
40,969,435 93,271,550 108,067,401 59,320,858
$ 203,724,954 $ 348,236,934 $ 203,264,911 $ 234,297,178

66 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small Cap
Growth Fund
Net Assets:
Class I Shares $ 63,261,957
Class II Shares 50,528,943
Class IV Shares —
Total $ 113,790,900
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 4,766,800
Class II Shares 4,405,576
Class IV Shares —
Total 9,172,376
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 13 .27
Class II Shares $ 11 .47
Class IV Shares $ —

Equity Funds (II) - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 67
NVIT Multi-Manager Small
Cap Value Fund
NVIT Multi-Manager Small
Company Fund
NVIT Neuberger Berman
Multi Cap Opportunities
Fund NVIT Real Estate Fund
$ 134,682,860 $ 264,080,798 $ 159,797,645 $ 150,304,008
48,621,305 62,933,331 43,467,266 83,993,170
20,420,789 21,222,805 — —
$ 203,724,954 $ 348,236,934 $ 203,264,911 $ 234,297,178
13,503,945 12,978,130 13,625,147 18,465,302
5,136,870 3,399,839 3,774,831 10,465,875
2,048,082 1,044,386 — —
20,688,897 17,422,355 17,399,978 28,931,177
$ 9 .97 $ 20 .35 $ 11 .73 $ 8 .14
$ 9 .47 $ 18 .51 $ 11 .52 $ 8 .03
$ 9 .97 $ 20 .32 $ — $ —

68 - Statements of Operations - For the Six Months Ended June 30, 2022 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring
Discovery Fund
INVESTMENT INCOME:
Dividend income $ 343,348
Income from securities lending (Note 2) 72,862
Interest income 29,272
European Union tax reclaims —
Foreign tax withholding —
Total Income 445,482
EXPENSES:
Investment advisory fees 1,891,244
Fund administration fees 100,440
Distribution fees Class II Shares 158,744
Administrative servicing fees Class I Shares 132,185
Administrative servicing fees Class II Shares 44,448
Administrative servicing fees Class IV Shares —
Professional fees 22,996
Printing fees 44,960
Trustee fees 8,224
Custodian fees 16,312
Accounting and transfer agent fees 477
Compliance program costs (Note 3) 1,026
Other 8,135
Total expenses before fees waived and expenses reimbursed 2,429,191
Investment advisory fees waived (Note 3) (73,175)
Expenses reimbursed by adviser (Note 3) (130,299)
Net Expenses 2,225,717
NET INVESTMENT INCOME/(LOSS) (1,780,235)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) (13,687,399)
Expiration or closing of futures contracts (Note 2) —
Settlement of forward foreign currency contracts (Note 2) —
Foreign currency transactions (Note 2) —
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) (13,687,399)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (254,620,125)
Futures contracts (Note 2) —
Forward foreign currency contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation (254,620,125)
Net realized/unrealized gains (losses) (268,307,524)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (270,087,759)

Equity Funds (II) - For the Six Months Ended June 30, 2022 (Unaudited) - Statements of Operations - 69
NVIT AQR Large Cap
Defensive Style Fund
NVIT BlackRock Equity
Dividend Fund
NVIT Jacobs Levy
Large Cap Growth Fund
NVIT Multi-Manager Mid
Cap Value Fund
$ 6,093,855 $ 6,494,076 $ 1,121,104 $ 4,225,571
31,975 11,821 10,481 22,868
27,327 50,772 4,795 20,901
— — — 1,858
— (208,813) — (23,934)
6,153,157 6,347,856 1,136,380 4,247,264
2,078,163 1,643,887 815,733 1,379,929
125,695 99,738 85,815 87,386
142,548 554,531 205,621 431,010
338,864 43,688 64,804 19,335
85,529 332,720 123,374 17,242
109,533 14,595 — —
24,246 20,619 16,680 18,651
23,371 13,359 12,636 20,124
11,122 8,318 3,816 5,888
12,756 11,576 6,164 8,132
512 3,785 255 3,812
1,447 1,048 511 741
9,405 5,784 6,652 5,062
2,963,191 2,753,648 1,342,061 1,997,312
— — — (55,471)
— (113,521) (120,443) (77,850)
2,963,191 2,640,127 1,221,618 1,863,991
3,189,966 3,707,729 (85,238) 2,383,273
53,936,535 30,283,729 2,282,307 45,855,324
(2,427,815) — — —
— — — 526,837
— (31,874) — (3,198)
— — 14,021,896 —
51,508,720 30,251,855 16,304,203 46,378,963
(159,160,494) (79,112,344) (60,109,917) (79,230,166)
(293,007) — — —
— — — 147,529
— (18,452) — (6,329)
— — 1,177,259 —
(159,453,501) (79,130,796) (58,932,658) (79,088,966)
(107,944,781) (48,878,941) (42,628,455) (32,710,003)
$ (104,754,815) $ (45,171,212) $ (42,713,693) $ (30,326,730)

70 - Statements of Operations - For the Six Months Ended June 30, 2022 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager
Small Cap Growth Fund
INVESTMENT INCOME:
Dividend income $ 343,265
Income from securities lending (Note 2) 30,202
Interest income 7,966
Foreign tax withholding —
Total Income 381,433
EXPENSES:
Investment advisory fees 545,840
Fund administration fees 59,198
Distribution fees Class II Shares 68,160
Administrative servicing fees Class I Shares 56,490
Administrative servicing fees Class II Shares 40,897
Administrative servicing fees Class IV Shares —
Professional fees 14,972
Printing fees 12,417
Trustee fees 2,070
Custodian fees 3,934
Accounting and transfer agent fees 272
Compliance program costs (Note 3) 262
Other 2,082
Total expenses before fees waived and expenses reimbursed 806,594
Investment advisory fees waived (Note 3) —
Investment advisory fees voluntarily waived (Note 3) —
Expenses reimbursed by adviser (Note 3) (31,892)
Net Expenses 774,702
NET INVESTMENT INCOME/(LOSS) (393,269)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) (4,953,229)
Foreign currency transactions (Note 2) —
Net realized gains (losses) (4,953,229)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (49,323,340)
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation (49,323,340)
Net realized/unrealized gains (losses) (54,276,569)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (54,669,838)

Equity Funds (II) - For the Six Months Ended June 30, 2022 (Unaudited) - Statements of Operations - 71
NVIT Multi-Manager
Small Cap Value Fund
NVIT Multi-Manager
Small Company Fund
NVIT Neuberger
Berman Multi Cap
Opportunities Fund NVIT Real Estate Fund
$ 1,655,830 $ 3,116,566 $ 1,432,185 $ 3,799,080
26,870 61,298 — —
10,708 15,707 6,188 4,500
(1,506) (2,874) (13,517) (7,343)
1,691,902 3,190,697 1,424,856 3,796,237
984,536 1,705,356 711,914 987,407
70,678 89,622 67,969 72,904
66,744 87,632 62,502 132,199
112,637 228,905 140,478 132,268
40,047 52,579 — 79,320
17,004 18,528 — —
16,286 20,618 15,998 17,625
13,423 28,118 10,079 13,361
3,592 6,284 3,743 4,407
5,560 10,064 6,081 6,297
348 346 241 263
455 804 484 578
3,141 4,862 3,162 3,632
1,334,451 2,253,718 1,022,651 1,450,261
— (45,999) — (18,340)
— — — (106,950)
(68,969) — — —
1,265,482 2,207,719 1,022,651 1,324,971
426,420 982,978 402,205 2,471,266
12,770,204 16,846,781 7,459,830 8,446,827
— — — 1,144
12,770,204 16,846,781 7,459,830 8,447,971
(46,594,902) (114,495,181) (68,235,484) (84,127,329)
— — — (167)
(46,594,902) (114,495,181) (68,235,484) (84,127,496)
(33,824,698) (97,648,400) (60,775,654) (75,679,525)
$ (33,398,278) $ (96,665,422) $ (60,373,449) $ (73,208,259)

The accompanying notes are an integral part of these financial statements.
72 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - Equity Funds (II)
NVIT Allspring Discovery Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ (1,780,235) $ (5,783,561)
Net realized gains (losses) (13,687,399) 133,523,520
Net change in unrealized appreciation/depreciation (254,620,125) (163,206,846)
Change in net assets resulting from operations (270,087,759) (35,466,887)
Distributions to Shareholders From:
Distributable earnings:
Class I — (75,129,391)
Class II — (25,436,924)
Class IV — —
Change in net assets from shareholder distributions — (100,566,315)
Change in net assets from capital transactions (15,550,026) 42,380,362
Change in net assets (285,637,785) (93,652,840)
Net Assets:
Beginning of period 692,784,182 786,437,022
End of period $ 407,146,397 $ 692,784,182
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 5,015,562 $ 18,970,125
Dividends reinvested — 75,129,391
Cost of shares redeemed (23,764,808) (68,669,222)
Total Class I Shares (18,749,246) 25,430,294
Class II Shares
Proceeds from shares issued 14,842,358 39,000,465
Dividends reinvested — 25,436,924
Cost of shares redeemed (11,643,138) (47,487,321)
Total Class II Shares 3,199,220 16,950,068
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Change in net assets from capital transactions $ (15,550,026) $ 42,380,362

Equity Funds (II) - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 73
NVIT AQR Large Cap Defensive Style Fund NVIT BlackRock Equity Dividend Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
$ 3,189,966 $ 5,670,102 $ 3,707,729 $ 6,306,946
51,508,720 71,635,691 30,251,855 50,700,902
(159,453,501) 71,291,751 (79,130,796) 30,261,498
(104,754,815) 148,597,544 (45,171,212) 87,269,346
— (25,664,076) — (1,347,046)
— (6,473,780) — (9,319,676)
— (8,086,290) — (451,489)
— (40,224,146) — (11,118,211)
(30,660,544) (32,581,700) (17,824,762) 19,949,966
(135,415,359) 75,791,698 (62,995,974) 96,101,101
791,713,131 715,921,433 540,456,933 444,355,832
$ 656,297,772 $ 791,713,131 $ 477,460,959 $ 540,456,933
$ 3,149,216 $ 5,840,379 $ 5,081,493 $ 6,466,813
— 25,664,076 — 1,347,046
(23,514,810) (61,306,999) (5,252,344) (9,857,519)
(20,365,594) (29,802,544) (170,851) (2,043,660)
4,815,884 12,049,021 21,259,192 76,166,177
— 6,473,780 — 9,319,676
(11,089,915) (18,469,297) (38,129,592) (61,997,073)
(6,274,031) 53,504 (16,870,400) 23,488,780
485,382 826,588 372,975 414,736
— 8,086,290 — 451,489
(4,506,301) (11,745,538) (1,156,486) (2,361,379)
(4,020,919) (2,832,660) (783,511) (1,495,154)
$ (30,660,544) $ (32,581,700) $ (17,824,762) $ 19,949,966

The accompanying notes are an integral part of these financial statements.
74 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - Equity Funds (II)
NVIT Allspring Discovery Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued 642,320 1,405,217
Reinvested — 5,752,633
Redeemed (2,785,016) (5,173,460)
Total Class I Shares (2,142,696) 1,984,390
Class II Shares
Issued 1,690,722 3,141,873
Reinvested — 2,148,389
Redeemed (1,495,113) (3,798,253)
Total Class II Shares 195,609 1,492,009
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Total change in shares (1,947,087) 3,476,399

Equity Funds (II) - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 75
NVIT AQR Large Cap Defensive Style Fund NVIT BlackRock Equity Dividend Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
128,696 231,476 223,891 293,829
— 972,005 — 60,587
(934,415) (2,412,255) (230,986) (451,617)
(805,719) (1,208,774) (7,095) (97,201)
194,682 471,018 943,524 3,470,928
— 246,907 — 423,412
(432,515) (729,221) (1,666,902) (2,908,432)
(237,833) (11,296) (723,378) 985,908
19,206 32,263 16,243 18,669
— 306,488 — 20,294
(178,972) (461,454) (51,137) (109,060)
(159,766) (122,703) (34,894) (70,097)
(1,203,318) (1,342,773) (765,367) 818,610

The accompanying notes are an integral part of these financial statements.
76 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - Equity Funds (II)
NVIT Jacobs Levy Large Cap Growth Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ (85,238) $ (651,086)
Net realized gains (losses) 16,304,203 59,689,282
Net change in unrealized appreciation/depreciation (58,932,658) 21,431,916
Change in net assets resulting from operations (42,713,693) 80,470,112
Distributions to Shareholders From:
Distributable earnings:
Class I — (14,339,155)
Class II — (26,997,081)
Change in net assets from shareholder distributions — (41,336,236)
Change in net assets from capital transactions (20,475,248) 29,386,597
Change in net assets (63,188,941) 68,520,473
Net Assets:
Beginning of period 281,851,269 213,330,796
End of period $ 218,662,328 $ 281,851,269
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 8,031,227 $ 6,647,156
Dividends reinvested — 14,339,155
Cost of shares redeemed (9,935,718) (14,377,104)
Total Class I Shares (1,904,491) 6,609,207
Class II Shares
Proceeds from shares issued 50,357,511 22,561,321
Dividends reinvested — 26,997,081
Cost of shares redeemed (68,928,268) (26,781,012)
Total Class II Shares (18,570,757) 22,777,390
Change in net assets from capital transactions $ (20,475,248) $ 29,386,597
SHARE TRANSACTIONS:
Class I Shares
Issued 814,325 664,969
Reinvested — 1,515,767
Redeemed (1,003,252) (1,449,509)
Total Class I Shares (188,927) 731,227
Class II Shares
Issued 5,105,089 2,375,577
Reinvested — 2,953,729
Redeemed (7,230,731) (2,795,178)
Total Class II Shares (2,125,642) 2,534,128
Total change in shares (2,314,569) 3,265,355

Equity Funds (II) - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 77
NVIT Multi-Manager Mid Cap Value Fund NVIT Multi-Manager Small Cap Growth Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
$ 2,383,273 $ 2,735,518 $ (393,269) $ (1,213,439)
46,378,963 56,366,474 (4,953,229) 20,920,169
(79,088,966) 19,154,686 (49,323,340) (4,470,165)
(30,326,730) 78,256,678 (54,669,838) 15,236,565
— (185,750) — (8,281,751)
— (2,578,649) — (6,531,334)
— (2,764,399) — (14,813,085)
(17,130,971) (32,124,168) 5,147,655 10,701,267
(47,457,701) 43,368,111 (49,522,183) 11,124,747
383,085,442 339,717,331 163,313,083 152,188,336
$ 335,627,741 $ 383,085,442 $ 113,790,900 $ 163,313,083
$ 4,512,837 $ 6,246,109 $ 6,820,976 $ 17,709,081
— 185,750 — 8,281,751
(3,893,954) (4,224,413) (8,328,015) (27,082,010)
618,883 2,207,446 (1,507,039) (1,091,178)
8,780,794 11,261,578 14,850,001 20,468,567
— 2,578,649 — 6,531,334
(26,530,648) (48,171,841) (8,195,307) (15,207,456)
(17,749,854) (34,331,614) 6,654,694 11,792,445
$ (17,130,971) $ (32,124,168) $ 5,147,655 $ 10,701,267
478,048 702,763 430,099 854,636
— 20,188 — 414,295
(417,344) (489,360) (519,015) (1,327,051)
60,704 233,591 (88,916) (58,120)
910,967 1,243,872 1,130,455 1,132,395
— 278,201 — 377,316
(2,778,636) (5,446,701) (614,286) (844,519)
(1,867,669) (3,924,628) 516,169 665,192
(1,806,965) (3,691,037) 427,253 607,072

The accompanying notes are an integral part of these financial statements.
78 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - Equity Funds (II)
NVIT Multi-Manager Small Cap Value Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ 426,420 $ (279,981)
Net realized gains 12,770,204 42,497,261
Net change in unrealized appreciation/depreciation (46,594,902) 19,586,926
Change in net assets resulting from operations (33,398,278) 61,804,206
Distributions to Shareholders From:
Distributable earnings:
Class I — —
Class II — —
Class IV — —
Change in net assets from shareholder distributions — —
Change in net assets from capital transactions (13,269,551) (8,634,184)
Change in net assets (46,667,829) 53,170,022
Net Assets:
Beginning of period 250,392,783 197,222,761
End of period $ 203,724,954 $ 250,392,783
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 3,386,562 $ 13,226,098
Dividends reinvested — —
Cost of shares redeemed (11,742,779) (24,588,009)
Total Class I Shares (8,356,217) (11,361,911)
Class II Shares
Proceeds from shares issued 4,599,334 17,803,181
Dividends reinvested — —
Cost of shares redeemed (8,566,896) (13,147,452)
Total Class II Shares (3,967,562) 4,655,729
Class IV Shares
Proceeds from shares issued 90,848 543,099
Dividends reinvested — —
Cost of shares redeemed (1,036,620) (2,471,101)
Total Class IV Shares (945,772) (1,928,002)
Change in net assets from capital transactions $ (13,269,551) $ (8,634,184)

Equity Funds (II) - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 79
NVIT Multi-Manager Small Company Fund NVIT Neuberger Berman Multi Cap Opportunities Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
$ 982,978 $ (459,483) $ 402,205 $ 708,631
16,846,781 85,903,126 7,459,830 25,138,334
(114,495,181) 18,604,483 (68,235,484) 34,022,380
(96,665,422) 104,048,126 (60,373,449) 59,869,345
— (3,336,399) — (4,717,096)
— (759,642) — (1,169,253)
— (279,947) — —
— (4,375,988) — (5,886,349)
(12,317,287) 19,043,573 (9,966,393) (17,100,035)
(108,982,709) 118,715,711 (70,339,842) 36,882,961
457,219,643 338,503,932 273,604,753 236,721,792
$ 348,236,934 $ 457,219,643 $ 203,264,911 $ 273,604,753
$ 12,303,633 $ 53,915,550 $ 1,639,140 $ 2,457,673
— 3,336,399 — 4,717,096
(25,272,845) (48,043,127) (10,640,271) (21,508,499)
(12,969,212) 9,208,822 (9,001,131) (14,333,730)
10,811,244 26,535,868 3,748,999 5,478,429
— 759,642 — 1,169,253
(9,130,068) (14,883,603) (4,714,261) (9,413,987)
1,681,176 12,411,907 (965,262) (2,766,305)
754,546 1,615,298 — —
— 279,947 — —
(1,783,797) (4,472,401) — —
(1,029,251) (2,577,156) — —
$ (12,317,287) $ 19,043,573 $ (9,966,393) $ (17,100,035)

The accompanying notes are an integral part of these financial statements.
80 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - Equity Funds (II)
NVIT Multi-Manager Small Cap Value Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued 316,251 1,232,953
Reinvested — —
Redeemed (1,081,774) (2,313,816)
Total Class I Shares (765,523) (1,080,863)
Class II Shares
Issued 451,241 1,743,149
Reinvested — —
Redeemed (814,292) (1,302,526)
Total Class II Shares (363,051) 440,623
Class IV Shares
Issued 8,430 51,425
Reinvested — —
Redeemed (96,336) (228,997)
Total Class IV Shares (87,906) (177,572)
Total change in shares (1,216,480) (817,812)

Equity Funds (II) - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 81
NVIT Multi-Manager Small Company Fund NVIT Neuberger Berman Multi Cap Opportunities Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
525,033 2,223,310 122,352 177,343
— 136,124 — 324,461
(1,097,575) (2,002,530) (781,074) (1,560,150)
(572,542) 356,904 (658,722) (1,058,346)
505,414 1,197,501 275,573 402,327
— 34,004 — 81,950
(422,781) (690,831) (348,381) (707,586)
82,633 540,674 (72,808) (223,309)
32,203 66,845 — —
— 11,436 — —
(79,640) (186,668) — —
(47,437) (108,387) — —
(537,346) 789,191 (731,530) (1,281,655)

The accompanying notes are an integral part of these financial statements.
82 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - Equity Funds (II)
NVIT Real Estate Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 2,471,266 $ 1,992,008
Net realized gains 8,447,971 34,352,939
Net change in unrealized appreciation/depreciation (84,127,496) 68,307,772
Change in net assets resulting from operations (73,208,259) 104,652,719
Distributions to Shareholders From:
Distributable earnings:
Class I — (1,882,076)
Class II — (874,159)
Change in net assets from shareholder distributions — (2,756,235)
Change in net assets from capital transactions (14,049,626) (13,839,367)
Change in net assets (87,257,885) 88,057,117
Net Assets:
Beginning of period 321,555,063 233,497,946
End of period $ 234,297,178 $ 321,555,063
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 6,861,404 $ 9,829,943
Dividends reinvested — 1,882,076
Cost of shares redeemed (13,972,602) (24,300,131)
Total Class I Shares (7,111,198) (12,588,112)
Class II Shares
Proceeds from shares issued 13,647,745 12,502,630
Dividends reinvested — 874,159
Cost of shares redeemed (20,586,173) (14,628,044)
Total Class II Shares (6,938,428) (1,251,255)
Change in net assets from capital transactions $ (14,049,626) $ (13,839,367)
SHARE TRANSACTIONS:
Class I Shares
Issued 731,242 1,098,448
Reinvested — 188,583
Redeemed (1,490,791) (2,772,309)
Total Class I Shares (759,549) (1,485,278)
Class II Shares
Issued 1,426,974 1,375,615
Reinvested — 88,934
Redeemed (2,366,352) (1,655,004)
Total Class II Shares (939,378) (190,455)
Total change in shares (1,698,927) (1,675,733)

Equity Funds (II) - June 30, 2022 (Unaudited) - Financial Highlights - 83
The accompanying notes are an integral part of these financial statements.
NVIT Allspring Discovery Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2022 (Unaudited) $ 11.56 $ (0.03) $ (4.50) $ (4.53) $ — $ — $ — $ 7.03 (39.19)% $ 303,557 0.82% (0.64)% 0.90% 25.31%
12/31/2021 13.85 (0.09) (0.35) (0.44) (0.02) (1.83) (1.85) 11.56 (4.70)% 524,188 0.82% (0.71)% 0.88% 56.85%
12/31/2020 9.91 (0.06) 5.62 5.56 — (1.62) (1.62) 13.85 60.90% 600,572 0.82% (0.57)% 0.89% 86.95%
12/31/2019 9.55 (0.04) 3.49 3.45 — (3.09) (3.09) 9.91 37.25% 415,069 0.85% (0.37)% 0.88% 60.07%
12/31/2018 12.30 (0.03) (0.36) (0.39) — (2.36) (2.36) 9.55 (6.85)% 336,981 0.85% (0.28)% 0.88% 51.56%
12/31/2017 10.14 (0.03) 2.78 2.75 — (0.59) (0.59) 12.30 27.74% 403,331 0.84% (0.29)% 0.87% 63.12%
Class II Shares
6/30/2022 (Unaudited) 10.47 (0.03) (4.08) (4.11) — — — 6.36 (39.26)% 103,589 1.07% (0.89)% 1.15% 25.31%
12/31/2021 12.72 (0.12) (0.30) (0.42) — (1.83) (1.83) 10.47 (4.93)% 168,596 1.07% (0.96)% 1.13% 56.85%
12/31/2020 9.23 (0.08) 5.19 5.11 — (1.62) (1.62) 12.72 60.50% 185,865 1.07% (0.82)% 1.14% 86.95%
12/31/2019 9.08 (0.06) 3.30 3.24 — (3.09) (3.09) 9.23 36.84% 146,505 1.10% (0.62)% 1.13% 60.07%
12/31/2018 11.82 (0.06) (0.32) (0.38) — (2.36) (2.36) 9.08 (7.05)% 107,546 1.10% (0.53)% 1.13% 51.56%
12/31/2017 9.78 (0.06) 2.69 2.63 — (0.59) (0.59) 11.82 27.52% 140,854 1.09% (0.54)% 1.12% 63.12%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

84 - Financial Highlights - June 30, 2022 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT AQR Large Cap Defensive Style Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
6/30/2022 (Unaudited) $ 27.22 $ 0.12 $ (3.80) $ (3.68) $ — $ — $ — $ 23.54 (13.52)% $ 415,597 0.79% 0.94% 0.79% 11.18%
12/31/2021 23.53 0.20 4.90 5.10 (0.20) (1.21) (1.41) 27.22 21.88% 502,466 0.80% 0.79% 0.80% 17.86%
12/31/2020 23.17 0.24 2.06 2.30 (0.25) (1.69) (1.94) 23.53 10.35% 462,718 0.80% 1.06% 0.80% 27.72%
12/31/2019 18.90 0.24 5.25 5.49 (0.26) (0.96) (1.22) 23.17 29.31% 492,852 0.79% 1.12% 0.79% 16.10%
12/31/2018 19.11 0.22 (0.21) 0.01 (0.22) — (0.22) 18.90 —% 491,746 0.80% 1.11% 0.80% 16.67%
12/31/2017 16.01 0.19 3.10 3.29 (0.19) — (0.19) 19.11 20.52% 539,162 0.79% 1.06% 0.79% 119.12%
Class II Shares
6/30/2022 (Unaudited) 27.08 0.09 (3.78) (3.69) — — — 23.39 (13.63)% 105,351 1.04% 0.69% 1.04% 11.18%
12/31/2021 23.42 0.14 4.86 5.00 (0.13) (1.21) (1.34) 27.08 21.57% 128,404 1.05% 0.54% 1.05% 17.86%
12/31/2020 23.08 0.18 2.05 2.23 (0.20) (1.69) (1.89) 23.42 10.05% 111,293 1.05% 0.82% 1.05% 27.72%
12/31/2019 18.83 0.19 5.22 5.41 (0.20) (0.96) (1.16) 23.08 29.02% 114,363 1.04% 0.87% 1.04% 16.10%
12/31/2018 19.04 0.17 (0.21) (0.04) (0.17) — (0.17) 18.83 (0.28)% 94,322 1.05% 0.85% 1.05% 16.67%
12/31/2017 15.95 0.14 3.09 3.23 (0.14) — (0.14) 19.04 20.24% 112,858 1.04% 0.81% 1.04% 119.12%
Class IV Shares
6/30/2022 (Unaudited) 27.20 0.12 (3.80) (3.68) — — — 23.52 (13.53)% 135,349 0.79% 0.94% 0.79% 11.18%
12/31/2021 23.51 0.20 4.90 5.10 (0.20) (1.21) (1.41) 27.20 21.90% 160,843 0.80% 0.79% 0.80% 17.86%
12/31/2020 23.16 0.24 2.05 2.29 (0.25) (1.69) (1.94) 23.51 10.32% 141,910 0.80% 1.06% 0.80% 27.72%
12/31/2019 18.89 0.24 5.25 5.49 (0.26) (0.96) (1.22) 23.16 29.34% 138,425 0.79% 1.12% 0.79% 16.10%
12/31/2018 19.10 0.22 (0.21) 0.01 (0.22) — (0.22) 18.89 —% 114,236 0.80% 1.11% 0.80% 16.67%
12/31/2017 16.00 0.19 3.10 3.29 (0.19) — (0.19) 19.10 20.54% 122,811 0.79% 1.06% 0.79% 119.12%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (II) - June 30, 2022 (Unaudited) - Financial Highlights - 85
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock Equity Dividend Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2022 (Unaudited) $ 22.79 $ 0.18 $ (2.15) $ (1.97) $ — $ — $ — $ 20.82 (8.64)% $ 53,939 0.80% 1.64% 0.84% 28.98%
12/31/2021 19.39 0.32 3.60 3.92 (0.29) (0.23) (0.52) 22.79 20.29% 59,202 0.80% 1.46% 0.85% 49.65%
12/31/2020 19.90 0.35 0.25 0.60 (0.31) (0.80) (1.11) 19.39 3.63% 52,262 0.80% 1.96% 0.87% 47.27%
12/31/2019 16.56 0.37 4.07 4.44 (0.34) (0.76) (1.10) 19.90 27.31% 54,306 0.80% 1.98% 0.87% 43.80%
12/31/2018 20.10 0.37 (1.58) (1.21) (0.34) (1.99) (2.33) 16.56 (7.26)% 45,752 0.80% 1.87% 0.89% 35.80%
12/31/2017 17.57 0.31 2.82 3.13 (0.60) — (0.60) 20.10 18.00% 48,947 0.80% 1.65% 0.93% 102.72%
Class II Shares
6/30/2022 (Unaudited) 22.57 0.15 (2.13) (1.98) — — — 20.59 (8.77)% 405,961 1.05% 1.39% 1.09% 28.98%
12/31/2021 19.21 0.26 3.57 3.83 (0.24) (0.23) (0.47) 22.57 20.00% 461,237 1.05% 1.21% 1.10% 49.65%
12/31/2020 19.74 0.30 0.24 0.54 (0.27) (0.80) (1.07) 19.21 3.35% 373,700 1.05% 1.70% 1.12% 47.27%
12/31/2019 16.44 0.32 4.04 4.36 (0.30) (0.76) (1.06) 19.74 27.01% 333,793 1.05% 1.72% 1.12% 43.80%
12/31/2018 19.97 0.31 (1.55) (1.24) (0.30) (1.99) (2.29) 16.44 (7.46)% 230,187 1.05% 1.62% 1.14% 35.80%
12/31/2017 17.47 0.26 2.80 3.06 (0.56) — (0.56) 19.97 17.69% 210,779 1.05% 1.40% 1.18% 102.72%
Class IV Shares
6/30/2022 (Unaudited) 22.80 0.18 (2.15) (1.97) — — — 20.83 (8.64)% 17,561 0.80% 1.63% 0.84% 28.98%
12/31/2021 19.40 0.32 3.60 3.92 (0.29) (0.23) (0.52) 22.80 20.28% 20,018 0.80% 1.46% 0.85% 49.65%
12/31/2020 19.91 0.35 0.25 0.60 (0.31) (0.80) (1.11) 19.40 3.63% 18,394 0.80% 1.95% 0.87% 47.27%
12/31/2019 16.57 0.37 4.07 4.44 (0.34) (0.76) (1.10) 19.91 27.29% 18,984 0.80% 1.99% 0.87% 43.80%
12/31/2018 20.11 0.37 (1.58) (1.21) (0.34) (1.99) (2.33) 16.57 (7.25)% 16,594 0.80% 1.88% 0.89% 35.80%
12/31/2017 17.58 0.31 2.82 3.13 (0.60) — (0.60) 20.11 17.99% 19,558 0.80% 1.65% 0.93% 102.72%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

86 - Financial Highlights - June 30, 2022 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Jacobs Levy Large Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2022 (Unaudited) $ 10.48 $ 0.01 $ (1.62) $ (1.61) $ — $ — $ — $ 8.87 (15.36)% $ 77,928 0.81% 0.10% 0.91% 73.11%
12/31/2021 8.94 (0.01) 3.42 3.41 — (1.87) (1.87) 10.48 40.45% 93,990 0.81% (0.11)% 0.90% 107.88%
12/31/2020 12.40 0.01 3.09 3.10 — (6.56) (6.56) 8.94 30.09% 73,693 0.81% 0.07% 0.94% 187.56%
12/31/2019 11.37 0.04 3.26 3.30 (0.49) (1.78) (2.27) 12.40 30.53% 65,304 0.85% 0.33% 0.87% 48.66%
12/31/2018 13.61 0.05 (0.17) (0.12) (0.04) (2.08) (2.12) 11.37 (3.08)% 57,514 0.83% 0.36% 0.83% 62.60%
12/31/2017 10.94 0.04 3.21 3.25 (0.04) (0.54) (0.58) 13.61 30.20% 64,348 0.82% 0.33% 0.83% 79.13%
Class II Shares
6/30/2022 (Unaudited) 10.11 (0.01) (1.54) (1.55) — — — 8.56 (15.43)% 140,734 1.06% (0.16)% 1.16% 73.11%
12/31/2021 8.70 (0.03) 3.31 3.28 — (1.87) (1.87) 10.11 40.03%(g) 187,861 1.06% (0.36)% 1.15% 107.88%
12/31/2020 12.24 (0.02) 3.04 3.02 — (6.56) (6.56) 8.70 29.77%(g) 139,637 1.06% (0.18)% 1.19% 187.56%
12/31/2019 11.25 0.01 3.22 3.23 (0.46) (1.78) (2.24) 12.24 30.22% 128,499 1.10% 0.08% 1.12% 48.66%
12/31/2018 13.49 0.01 (0.16) (0.15) (0.01) (2.08) (2.09) 11.25 (3.35)% 112,725 1.08% 0.11% 1.08% 62.60%
12/31/2017 10.85 0.01 3.18 3.19 (0.01) (0.54) (0.55) 13.49 29.88% 129,757 1.07% 0.08% 1.08% 79.13%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds (II) - June 30, 2022 (Unaudited) - Financial Highlights - 87
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Mid Cap Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2022 (Unaudited) $ 9.52 $ 0.07 $ (0.85) $ (0.78) $ — $ — $ — $ 8.74 (8.19)% $ 21,554 0.93% 1.41% 1.00% 68.48%
12/31/2021 7.73 0.07 1.80 1.87 (0.08) — (0.08) 9.52 24.20% 22,901 0.93% 0.84% 1.00% 56.28%
12/31/2020 7.98 0.09 (0.19) (0.10) (0.15) — (0.15) 7.73 (1.07)% 16,786 0.95% 1.27% 1.01% 97.54%
12/31/2019 8.04 0.13 1.67 1.80 (0.19) (1.67) (1.86) 7.98 23.97% 18,105 0.97% 1.51% 1.00% 46.78%
12/31/2018 11.30 0.10 (1.27) (1.17) (0.12) (1.97) (2.09) 8.04 (13.12)% 13,956 0.95% 0.95% 0.97% 57.62%
12/31/2017 10.61 0.15 1.28 1.43 (0.14) (0.60) (0.74) 11.30 13.95% 14,533 0.94% 1.33% 0.95% 52.09%
Class II Shares
6/30/2022 (Unaudited) 9.59 0.06 (0.85) (0.79) — — — 8.80 (8.24)% 314,073 1.02% 1.29% 1.09% 68.48%
12/31/2021 7.79 0.07 1.80 1.87 (0.07) — (0.07) 9.59 24.02% 360,185 1.02% 0.73% 1.09% 56.28%
12/31/2020 8.04 0.08 (0.19) (0.11) (0.14) — (0.14) 7.79 (1.14)% 322,931 1.04% 1.17% 1.10% 97.54%
12/31/2019 8.09 0.12 1.69 1.81 (0.19) (1.67) (1.86) 8.04 23.85% 354,803 1.06% 1.39% 1.08% 46.78%
12/31/2018 11.35 0.09 (1.28) (1.19) (0.10) (1.97) (2.07) 8.09 (13.15)% 322,783 1.06% 0.82% 1.08% 57.62%
12/31/2017 10.65 0.12 1.31 1.43 (0.13) (0.60) (0.73) 11.35 13.84% 422,679 1.05% 1.11% 1.06% 52.09%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

88 - Financial Highlights - June 30, 2022 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2022 (Unaudited) $ 19.86 $ (0.04) $ (6.55) $ (6.59) $ — $ — $ — $ 13.27 (33.18)%(g) $ 63,262 1.09% (0.50)% 1.14% 39.32%
12/31/2021 19.65 (0.13) 2.16 2.03 — (1.82) (1.82) 19.86 10.25%(g) 96,458 1.09% (0.64)% 1.12% 61.82%
12/31/2020 15.98 (0.11) 6.03 5.92 — (2.25) (2.25) 19.65 40.89% 96,535 1.09% (0.65)% 1.15% 72.58%
12/31/2019 15.95 (0.09) 5.38 5.29 — (5.26) (5.26) 15.98 35.71% 76,434 1.10% (0.50)% 1.12% 65.88%
12/31/2018 19.31 (0.12) (0.88) (1.00) — (2.36) (2.36) 15.95 (7.94)% 59,354 1.07% (0.61)% 1.07% 71.16%
12/31/2017 15.58 (0.09) 3.96 3.87 — (0.14) (0.14) 19.31 24.92% 70,486 1.06% (0.49)% 1.06% 79.84%
Class II Shares
6/30/2022 (Unaudited) 17.19 (0.05) (5.67) (5.72) — — — 11.47 (33.28)% 50,529 1.34% (0.75)% 1.39% 39.32%
12/31/2021 17.26 (0.16) 1.91 1.75 — (1.82) (1.82) 17.19 10.05% 66,855 1.34% (0.89)% 1.37% 61.82%
12/31/2020 14.32 (0.13) 5.32 5.19 — (2.25) (2.25) 17.26 40.51% 55,653 1.34% (0.90)% 1.40% 72.58%
12/31/2019 14.76 (0.12) 4.94 4.82 — (5.26) (5.26) 14.32 35.38% 45,612 1.35% (0.75)% 1.37% 65.88%
12/31/2018 18.07 (0.16) (0.79) (0.95) — (2.36) (2.36) 14.76 (8.22)% 33,338 1.32% (0.86)% 1.32% 71.16%
12/31/2017 14.62 (0.12) 3.71 3.59 — (0.14) (0.14) 18.07 24.65% 36,575 1.31% (0.74)% 1.31% 79.84%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds (II) - June 30, 2022 (Unaudited) - Financial Highlights - 89
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small Cap Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2022 (Unaudited) $ 11.58 $ 0.02 $ (1.63) $ (1.61) $ — $ — $ — $ 9.97 (13.90)% $ 134,683 1.06% 0.43% 1.12% 25.90%
12/31/2021 8.77 (0.01) 2.82 2.81 — — — 11.58 32.04% 165,179 1.06% (0.06)% 1.13% 60.03%
12/31/2020 8.39 (0.01) 0.44 0.43 (0.01) (0.04) (0.05) 8.77 5.15% 134,656 1.06% (0.09)% 1.15% 49.77%
12/31/2019 10.60 0.07 1.57 1.64 (0.09) (3.76) (3.85) 8.39 19.00% 141,656 1.08% 0.63% 1.10% 127.30%
12/31/2018 15.34 0.08 (2.13) (2.05) (0.09) (2.60) (2.69) 10.60 (16.95)% 132,855 1.06% 0.54% 1.07% 56.54%
12/31/2017 14.88 0.08 1.19 1.27 (0.08) (0.73) (0.81) 15.34 9.06% 179,949 1.04% 0.57% 1.05% 51.07%
Class II Shares
6/30/2022 (Unaudited) 11.00 0.01 (1.54) (1.53) — — — 9.47 (13.91)% 48,621 1.31% 0.19% 1.37% 25.90%
12/31/2021 8.36 (0.03) 2.67 2.64 — — — 11.00 31.58% 60,496 1.31% (0.30)% 1.38% 60.03%
12/31/2020 8.01 (0.02) 0.41 0.39 — (0.04) (0.04) 8.36 4.95% 42,278 1.31% (0.34)% 1.40% 49.77%
12/31/2019 10.29 0.04 1.51 1.55 (0.07) (3.76) (3.83) 8.01 18.69% 39,566 1.33% 0.38% 1.35% 127.30%
12/31/2018 14.96 0.04 (2.05) (2.01) (0.06) (2.60) (2.66) 10.29 (17.12)% 35,301 1.31% 0.29% 1.32% 56.54%
12/31/2017 14.54 0.05 1.14 1.19 (0.04) (0.73) (0.77) 14.96 8.75% 45,812 1.29% 0.32% 1.30% 51.07%
Class IV Shares
6/30/2022 (Unaudited) 11.57 0.02 (1.62) (1.60) — — — 9.97 (13.83)% 20,421 1.06% 0.44% 1.12% 25.90%
12/31/2021 8.77 (0.01) 2.81 2.80 — — — 11.57 31.93% 24,718 1.06% (0.06)% 1.13% 60.03%
12/31/2020 8.39 (0.01) 0.44 0.43 (0.01) (0.04) (0.05) 8.77 5.15% 20,289 1.06% (0.09)% 1.15% 49.77%
12/31/2019 10.60 0.07 1.57 1.64 (0.09) (3.76) (3.85) 8.39 19.00% 20,635 1.08% 0.63% 1.10% 127.30%
12/31/2018 15.34 0.08 (2.13) (2.05) (0.09) (2.60) (2.69) 10.60 (16.95)% 18,809 1.06% 0.54% 1.07% 56.54%
12/31/2017 14.88 0.08 1.19 1.27 (0.08) (0.73) (0.81) 15.34 9.07% 23,952 1.04% 0.57% 1.05% 51.07%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

90 - Financial Highlights - June 30, 2022 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small Company Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2022 (Unaudited) $ 25.89 $ 0.06 $ (5.60) $ (5.54) $ — $ — $ — $ 20.35 (21.40)% $ 264,081 1.06% 0.53% 1.08% 35.79%
12/31/2021 19.99 (0.02) 6.17 6.15 — (0.25) (0.25) 25.89 30.84% 350,780 1.06% (0.07)% 1.08% 74.63%
12/31/2020 17.02 (0.01) 3.67 3.66 — (0.69) (0.69) 19.99 22.69% 263,798 1.09% (0.08)% 1.11% 64.45%
12/31/2019 15.33 0.02 3.73 3.75 (0.01) (2.05) (2.06) 17.02 25.65% 246,026 1.08% 0.10% 1.10% 73.21%
12/31/2018 22.64 — (1.68) (1.68) — (5.63) (5.63) 15.33 (12.63)% 225,096 1.07% 0.01% 1.09% 128.18%
12/31/2017 21.47 — 2.72 2.72 — (1.55) (1.55) 22.64 13.49% 284,126 1.06% (0.01)% 1.08% 161.14%
Class II Shares
6/30/2022 (Unaudited) 23.58 0.03 (5.10) (5.07) — — — 18.51 (21.50)% 62,933 1.31% 0.30% 1.33% 35.79%
12/31/2021 18.27 (0.07) 5.63 5.56 — (0.25) (0.25) 23.58 30.51% 78,214 1.31% (0.31)% 1.33% 74.63%
12/31/2020 15.66 (0.05) 3.35 3.30 — (0.69) (0.69) 18.27 22.36% 50,740 1.34% (0.33)% 1.36% 64.45%
12/31/2019 14.27 (0.02) 3.46 3.44 — (2.05) (2.05) 15.66 25.35% 46,018 1.33% (0.15)% 1.35% 73.21%
12/31/2018 21.47 (0.05) (1.52) (1.57) — (5.63) (5.63) 14.27 (12.83)% 38,774 1.32% (0.25)% 1.34% 128.18%
12/31/2017 20.49 (0.05) 2.58 2.53 — (1.55) (1.55) 21.47 13.20% 49,910 1.31% (0.26)% 1.33% 161.14%
Class IV Shares
6/30/2022 (Unaudited) 25.85 0.06 (5.59) (5.53) — — — 20.32 (21.39)% 21,223 1.06% 0.53% 1.08% 35.79%
12/31/2021 19.97 (0.02) 6.15 6.13 — (0.25) (0.25) 25.85 30.77% 28,226 1.06% (0.08)% 1.08% 74.63%
12/31/2020 17.00 (0.01) 3.67 3.66 — (0.69) (0.69) 19.97 22.72% 23,965 1.09% (0.08)% 1.11% 64.45%
12/31/2019 15.31 0.02 3.73 3.75 (0.01) (2.05) (2.06) 17.00 25.69% 21,200 1.08% 0.10% 1.10% 73.21%
12/31/2018 22.62 — (1.68) (1.68) — (5.63) (5.63) 15.31 (12.64)% 18,325 1.07% 0.01% 1.09% 128.18%
12/31/2017 21.45 — 2.72 2.72 — (1.55) (1.55) 22.62 13.50% 22,515 1.06% (0.01)% 1.08% 161.14%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (II) - June 30, 2022 (Unaudited) - Financial Highlights - 91
The accompanying notes are an integral part of these financial statements.
NVIT Neuberger Berman Multi Cap Opportunities Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
6/30/2022 (Unaudited) $ 15.15 $ 0.02 $ (3.44) $ (3.42) $ — $ — $ — $ 11.73 (22.57)% $ 159,798 0.84% 0.36% 0.84% 3.95%
12/31/2021 12.24 0.04 3.19 3.23 (0.04) (0.28) (0.32) 15.15 26.57% 216,356 0.84% 0.30% 0.84% 12.58%
12/31/2020 11.78 0.04 1.43 1.47 (0.05) (0.96) (1.01) 12.24 13.55% 187,758 0.85% 0.41% 0.85% 22.11%
12/31/2019 10.06 0.07 2.68 2.75 (0.07) (0.96) (1.03) 11.78 28.07% 185,209 0.84% 0.60% 0.84% 22.98%
12/31/2018 11.81 0.06 (0.47) (0.41) (0.06) (1.28) (1.34) 10.06 (4.76)% 163,140 0.84% 0.55% 0.84% 25.64%
12/31/2017 9.71 0.06 2.33 2.39 (0.06) (0.23) (0.29) 11.81 24.85% 194,056 0.84% 0.52% 0.84% 24.45%
Class II Shares
6/30/2022 (Unaudited) 14.88 0.02 (3.38) (3.36) — — — 11.52 (22.58)% 43,467 0.94% 0.26% 0.94% 3.95%
12/31/2021 12.03 0.03 3.13 3.16 (0.03) (0.28) (0.31) 14.88 26.42% 57,249 0.94% 0.20% 0.94% 12.58%
12/31/2020 11.60 0.03 1.40 1.43 (0.04) (0.96) (1.00) 12.03 13.40% 48,964 0.95% 0.31% 0.95% 22.11%
12/31/2019 9.91 0.06 2.65 2.71 (0.06) (0.96) (1.02) 11.60 28.09% 47,660 0.94% 0.50% 0.94% 22.98%
12/31/2018 11.66 0.05 (0.47) (0.42) (0.05) (1.28) (1.33) 9.91 (4.93)%(f) 40,109 0.94% 0.45% 0.94% 25.64%
12/31/2017 9.60 0.05 2.29 2.34 (0.05) (0.23) (0.28) 11.66 24.65%(f) 43,543 0.94% 0.42% 0.94% 24.45%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

92 - Financial Highlights - June 30, 2022 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Real Estate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2022 (Unaudited) $ 10.55 $ 0.09 $ (2.50) $ (2.41) $ — $ — $ — $ 8.14 (22.84)% $ 150,304 0.85% 1.86% 0.94% 46.84%
12/31/2021 7.26 0.07 3.32 3.39 (0.10) — (0.10) 10.55 46.75% 202,790 0.85% 0.82% 0.94% 65.02%
12/31/2020 7.83 0.10 (0.53) (0.43) (0.11) (0.03) (0.14) 7.26 (5.39)% 150,351 0.85% 1.39% 0.94% 72.49%
12/31/2019 6.09 0.13 1.74 1.87 (0.13) — (0.13) 7.83 30.70% 174,343 0.84% 1.71% 0.93% 44.83%
12/31/2018 6.46 0.13 (0.38) (0.25) (0.12) — (0.12) 6.09 (3.92)% 150,214 0.86% 1.98% 0.95% 51.83%
12/31/2017 6.30 0.11 0.29 0.40 (0.14) (0.10) (0.24) 6.46 6.50% 179,042 0.89% 1.74% 0.93% 157.57%
Class II Shares
6/30/2022 (Unaudited) 10.41 0.07 (2.45) (2.38) — — — 8.03 (22.86)% 83,993 1.10% 1.57% 1.19% 46.84%
12/31/2021 7.17 0.05 3.27 3.32 (0.08) — (0.08) 10.41 46.33% 118,765 1.10% 0.57% 1.19% 65.02%
12/31/2020 7.74 0.08 (0.53) (0.45) (0.09) (0.03) (0.12) 7.17 (5.70)% 83,147 1.10% 1.13% 1.19% 72.49%
12/31/2019 6.02 0.11 1.72 1.83 (0.11) — (0.11) 7.74 30.44% 105,887 1.09% 1.48% 1.18% 44.83%
12/31/2018 6.38 0.11 (0.36) (0.25) (0.11) — (0.11) 6.02 (4.06)% 82,483 1.11% 1.73% 1.20% 51.83%
12/31/2017 6.23 0.10 0.28 0.38 (0.13) (0.10) (0.23) 6.38 6.14% 96,400 1.14% 1.49% 1.18% 157.57%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (II) - June 30, 2022 (Unaudited) - Notes to Financial Statements - 93
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the ten (10) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Allspring Discovery Fund ("Discovery")
NVIT AQR Large Cap Defensive Style Fund ("Defensive Style")
NVIT BlackRock Equity Dividend Fund ("Equity Dividend")
NVIT Jacobs Levy Large Cap Growth Fund ("JL Large Cap Growth")
NVIT Multi-Manager Mid Cap Value Fund ("Mid Cap Value")
NVIT Multi-Manager Small Cap Growth Fund ("Small Cap Growth")
NVIT Multi-Manager Small Cap Value Fund ("Small Cap Value")
NVIT Multi-Manager Small Company Fund ("Small Company")
NVIT Neuberger Berman Multi Cap Opportunities Fund ("Multi Cap Opportunities")
NVIT Real Estate Fund ("Real Estate")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC, hold shares of Equity Dividend,
JL Large Cap Growth, Small Cap Growth, Small Cap Value, Multi Cap Opportunities, and Real Estate. Shares of Discovery,
Defensive Style, and Mid Cap Value are held by separate accounts established by NLIC and NLAIC and other affiliated insurance companies. Shares of Small Company are held by separate accounts established by NLIC and NLAIC and other unaffiliated insurance companies.
The Funds, as applicable, currently offer Class I, Class II and Class IV shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund, except Real Estate, is a diversified fund as defined in the 1940 Act. Real Estate is a non-diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

94 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Equity Funds (II)
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period

Equity Funds (II) - June 30, 2022 (Unaudited) - Notes to Financial Statements - 95
in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2022. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Discovery
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 388,523,897 $ – $ – $ 388,523,897
Repurchase Agreements – 20,292,117 – 20,292,117
Total $ 388,523,897 $ 20,292,117 $ – $ 408,816,014
Defensive Style
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 645,832,427 $ – $ – $ 645,832,427
Repurchase Agreement – 233,318 – 233,318
Total Assets $ 645,832,427 $ 233,318 $ – $ 646,065,745
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (273,679) $ – $ – $ (273,679)
Total Liabilities $ (273,679) $ – $ – $ (273,679)
Total $ 645,558,748 $ 233,318 $ – $ 645,792,066
Equity Dividend
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 4,050,363 $ 10,757,327 $ – $ 14,807,690
Auto Components 2,882,126 – – 2,882,126
Automobiles 9,552,011 – – 9,552,011
Banks 49,691,386 – – 49,691,386
Beverages 6,619,137 – – 6,619,137
Capital Markets 7,499,508 – – 7,499,508
Chemicals 4,699,488 – – 4,699,488
Communications Equipment 11,574,372 – – 11,574,372
Consumer Finance 2,590,059 – – 2,590,059
Containers & Packaging 5,094,483 – – 5,094,483
Diversified Financial Services 5,323,125 – – 5,323,125
Diversified Telecommunication Services 9,790,893 – – 9,790,893
Electric Utilities 5,061,716 – – 5,061,716
Entertainment 2,591,648 – – 2,591,648
Food & Staples Retailing 2,339,199 – – 2,339,199
Food Products 2,458,516 – – 2,458,516
Health Care Equipment & Supplies 21,163,821 8,361,420 – 29,525,241
Health Care Providers & Services 46,817,277 – – 46,817,277
Household Durables 4,193,084 4,737,244 – 8,930,328

96 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Equity Funds (II)
Level 1 Level 2 Level 3 Total
Assets:
Industrial Conglomerates $ 1,799,824 $ 4,741,819 $ – $ 6,541,643
Insurance 26,460,319 3,590,263 – 30,050,582
IT Services 29,779,454 – – 29,779,454
Machinery – 4,710,422 – 4,710,422
Media 12,772,190 – – 12,772,190
Multiline Retail 6,662,714 – – 6,662,714
Multi-Utilities 9,687,154 – – 9,687,154
Oil, Gas & Consumable Fuels 16,266,264 11,885,207 – 28,151,471
Personal Products 9,549,368 – – 9,549,368
Pharmaceuticals – 29,851,930 – 29,851,930
Professional Services 6,438,390 – – 6,438,390
Road & Rail 4,831,858 – – 4,831,858
Semiconductors & Semiconductor
Equipment 2,339,339 – – 2,339,339
Software 12,115,945 – – 12,115,945
Specialty Retail 5,993,499 – – 5,993,499
Technology Hardware, Storage &
Peripherals – 3,728,838 – 3,728,838
Textiles, Apparel & Luxury Goods 1,203,103 – – 1,203,103
Tobacco 4,515,755 174,173 – 4,689,928
Wireless Telecommunication Services 4,528,870 – – 4,528,870
Total Common Stocks $ 358,936,258 $ 82,538,643 $ – $ 441,474,901
Master Limited Partnership 11,201,280 – – 11,201,280
Total $ 370,137,538 $ 82,538,643 $ – $ 452,676,181
JL Large Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 215,631,878 $ – $ – $ 215,631,878
Repurchase Agreements – 9,158 – 9,158
Total Return Swaps† – 2,036,836 – 2,036,836
Total Assets $ 215,631,878 $ 2,045,994 $ – $ 217,677,872
$ – $ – $ – $ –
Liabilities:
Total Return Swaps† $ – $ (1,909,092) $ – $ (1,909,092)
Total Liabilities $ – $ (1,909,092) $ – $ (1,909,092)
Total $ 215,631,878 $ 136,902 $ – $ 215,768,780
Mid Cap Value
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 5,125,194 $ – $ – $ 5,125,194
Airlines 3,360,496 – – 3,360,496
Auto Components 5,204,227 306,659 – 5,510,886
Banks 13,214,131 – – 13,214,131
Beverages 1,780,297 – – 1,780,297
Biotechnology 639,763 – – 639,763
Building Products 2,013,444 863,687 – 2,877,131
Capital Markets 10,323,168 – – 10,323,168
Chemicals 8,326,696 766,595 – 9,093,291
Commercial Services & Supplies 1,873,928 – – 1,873,928
Communications Equipment 2,605,950 – – 2,605,950
Construction & Engineering – 558,359 – 558,359
Consumer Finance 1,190,275 – – 1,190,275
Containers & Packaging 11,928,817 – – 11,928,817
Distributors 1,887,756 – – 1,887,756

Equity Funds (II) - June 30, 2022 (Unaudited) - Notes to Financial Statements - 97
Level 1 Level 2 Level 3 Total
Assets:
Diversified Telecommunication Services $ 1,747,992 $ – $ – $ 1,747,992
Electric Utilities 12,613,824 – – 12,613,824
Electrical Equipment 6,773,242 – – 6,773,242
Electronic Equipment, Instruments &
Components 7,696,881 – – 7,696,881
Energy Equipment & Services 876,031 – – 876,031
Entertainment 2,383,957 – – 2,383,957
Equity Real Estate Investment Trusts
(REITs) 22,416,839 – – 22,416,839
Food & Staples Retailing 3,305,808 1,846,577 – 5,152,385
Food Products 10,688,131 643,187 – 11,331,318
Gas Utilities 3,978,881 – – 3,978,881
Health Care Equipment & Supplies 10,878,271 – – 10,878,271
Health Care Providers & Services 15,865,129 – – 15,865,129
Hotels, Restaurants & Leisure 4,258,598 1,015,918 – 5,274,516
Household Durables 1,660,288 – – 1,660,288
Household Products 1,659,507 546,946 – 2,206,453
Independent Power and Renewable
Electricity Producers 1,696,841 – – 1,696,841
Insurance 34,638,968 – – 34,638,968
Interactive Media & Services 1,773,140 – – 1,773,140
Internet & Direct Marketing Retail 389,198 – – 389,198
IT Services 13,018,760 – – 13,018,760
Leisure Products 626,357 – – 626,357
Machinery 15,847,361 460,946 – 16,308,307
Media 10,867,412 – – 10,867,412
Metals & Mining 5,155,292 – – 5,155,292
Mortgage Real Estate Investment Trusts
(REITs) 1,696,879 – – 1,696,879
Multiline Retail 3,540,600 – – 3,540,600
Multi-Utilities 4,789,532 – – 4,789,532
Oil, Gas & Consumable Fuels 16,118,978 – – 16,118,978
Paper & Forest Products 1,063,923 733,736 – 1,797,659
Pharmaceuticals 3,274,637 – – 3,274,637
Professional Services 3,364,031 – – 3,364,031
Road & Rail 3,302,188 – – 3,302,188
Semiconductors & Semiconductor
Equipment 2,768,821 – – 2,768,821
Software 989,743 – – 989,743
Specialty Retail 5,308,755 – – 5,308,755
Technology Hardware, Storage &
Peripherals 3,829,051 – – 3,829,051
Textiles, Apparel & Luxury Goods 1,360,436 – – 1,360,436
Thrifts & Mortgage Finance 418,681 – – 418,681
Trading Companies & Distributors 3,528,257 – – 3,528,257
Total Common Stocks $ 315,645,362 $ 7,742,610 $ – $ 323,387,972
Exchange Traded Fund 609,420 – – 609,420
Forward Foreign Currency Contracts – 23,072 – 23,072
Master Limited Partnership 1,186,186 – – 1,186,186
Repurchase Agreement – 2,504,732 – 2,504,732
Total Assets $ 317,440,968 $ 10,270,414 $ – $ 327,711,382
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (6,690) $ – $ (6,690)
Total Liabilities $ – $ (6,690) $ – $ (6,690)
Total $ 317,440,968 $ 10,263,724 $ – $ 327,704,692

98 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Equity Funds (II)
Small Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 108,485,869 $ – $ – $ 108,485,869
Exchange Traded Fund 469,561 – – 469,561
Repurchase Agreements – 2,397,926 – 2,397,926
Total $ 108,955,430 $ 2,397,926 $ – $ 111,353,356
Small Cap Value
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 1,666,922 $ – $ – $ 1,666,922
Air Freight & Logistics 140,891 – – 140,891
Auto Components 6,367,374 – – 6,367,374
Banks 17,306,159 – – 17,306,159
Biotechnology 4,727,384 – – 4,727,384
Building Products 5,425,091 – – 5,425,091
Capital Markets 7,241,905 – – 7,241,905
Chemicals 6,428,442 – – 6,428,442
Commercial Services & Supplies 7,024,191 – – 7,024,191
Communications Equipment 2,290,735 – – 2,290,735
Construction & Engineering 4,805,169 – – 4,805,169
Consumer Finance 3,308,929 – – 3,308,929
Containers & Packaging 142,428 – – 142,428
Diversified Consumer Services 3,381,605 – – 3,381,605
Diversified Financial Services 778,941 – – 778,941
Diversified Telecommunication Services 878,895 – – 878,895
Electric Utilities 2,888,424 – – 2,888,424
Electrical Equipment 1,383,626 – – 1,383,626
Electronic Equipment, Instruments &
Components 6,544,670 – – 6,544,670
Energy Equipment & Services 184,707 – – 184,707
Equity Real Estate Investment Trusts
(REITs) 11,920,833 – – 11,920,833
Food & Staples Retailing 6,354,387 – – 6,354,387
Food Products 2,325,035 – – 2,325,035
Gas Utilities 2,924,176 – – 2,924,176
Health Care Equipment & Supplies 3,297,171 – – 3,297,171
Health Care Providers & Services 5,372,828 – – 5,372,828
Health Care Technology 1,819,402 – – 1,819,402
Hotels, Restaurants & Leisure 2,365,270 – – 2,365,270
Household Durables 986,679 – – 986,679
Independent Power and Renewable
Electricity Producers – – – –
Insurance 13,520,139 – – 13,520,139
Interactive Media & Services 349,805 – – 349,805
Internet & Direct Marketing Retail 76,544 – – 76,544
IT Services 4,172,451 – – 4,172,451
Leisure Products 345,460 – – 345,460
Life Sciences Tools & Services 115,920 – – 115,920
Machinery 6,044,384 – – 6,044,384
Marine 546,926 – – 546,926
Media 257,532 – – 257,532
Metals & Mining 1,622,263 – – 1,622,263
Multiline Retail 5,204,025 – – 5,204,025
Oil, Gas & Consumable Fuels 3,741,692 – – 3,741,692
Paper & Forest Products 694,075 – – 694,075
Personal Products 5,140,120 – – 5,140,120
Pharmaceuticals 232,205 – – 232,205
Professional Services 2,131,040 – – 2,131,040

Equity Funds (II) - June 30, 2022 (Unaudited) - Notes to Financial Statements - 99
Level 1 Level 2 Level 3 Total
Assets:
Real Estate Management & Development $ 5,366,929 $ – $ – $ 5,366,929
Road & Rail 5,404,956 – – 5,404,956
Semiconductors & Semiconductor
Equipment 110,261 – – 110,261
Software 2,329,251 – – 2,329,251
Specialty Retail 8,340,623 – – 8,340,623
Technology Hardware, Storage &
Peripherals 1,056,200 – – 1,056,200
Textiles, Apparel & Luxury Goods 770,645 – – 770,645
Thrifts & Mortgage Finance 1,940,546 – – 1,940,546
Trading Companies & Distributors 6,464,081 – – 6,464,081
Wireless Telecommunication Services 1,661,868 – – 1,661,868
Total Common Stocks $ 197,922,210 $ – $ – $ 197,922,210
Repurchase Agreements – 8,817,687 – 8,817,687
Rights – – – –
Total $ 197,922,210 $ 8,817,687 $ – $ 206,739,897
Small Company
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 2,944,355 $ – $ – $ 2,944,355
Air Freight & Logistics 181,486 – – 181,486
Auto Components 5,125,468 – – 5,125,468
Banks 38,569,742 – – 38,569,742
Beverages 727,554 – – 727,554
Biotechnology 12,057,093 – – 12,057,093
Building Products 2,664,109 – – 2,664,109
Capital Markets 7,781,694 – – 7,781,694
Chemicals 7,917,352 – – 7,917,352
Commercial Services & Supplies 10,056,245 – – 10,056,245
Communications Equipment 5,225,115 – – 5,225,115
Construction & Engineering 6,178,347 – – 6,178,347
Consumer Finance 6,723,795 – – 6,723,795
Containers & Packaging 325,692 – – 325,692
Diversified Consumer Services 5,976,665 – – 5,976,665
Diversified Financial Services 1,559,899 – – 1,559,899
Diversified Telecommunication Services 1,615,680 – – 1,615,680
Electric Utilities 6,807,866 – – 6,807,866
Electrical Equipment 2,719,079 – – 2,719,079
Electronic Equipment, Instruments &
Components 5,804,736 – – 5,804,736
Energy Equipment & Services 830,899 – – 830,899
Equity Real Estate Investment Trusts
(REITs) 26,368,300 – – 26,368,300
Food & Staples Retailing 5,652,422 – – 5,652,422
Food Products 3,570,772 – – 3,570,772
Gas Utilities 5,519,841 – – 5,519,841
Health Care Equipment & Supplies 12,610,943 – – 12,610,943
Health Care Providers & Services 5,554,862 – – 5,554,862
Health Care Technology 6,470,989 – – 6,470,989
Hotels, Restaurants & Leisure 7,829,320 – – 7,829,320
Household Durables 1,676,212 – – 1,676,212
Independent Power and Renewable
Electricity Producers – – – –
Insurance 22,180,417 – – 22,180,417
Interactive Media & Services 689,726 – – 689,726
Internet & Direct Marketing Retail 149,932 – – 149,932
IT Services 4,682,685 – – 4,682,685

100 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Equity Funds (II)
Level 1 Level 2 Level 3 Total
Assets:
Leisure Products $ 670,104 $ – $ – $ 670,104
Life Sciences Tools & Services 5,300,501 – – 5,300,501
Machinery 9,778,251 – – 9,778,251
Marine 964,730 – – 964,730
Media 483,107 – – 483,107
Metals & Mining 3,639,901 – – 3,639,901
Multiline Retail 3,636,560 – – 3,636,560
Oil, Gas & Consumable Fuels 12,439,632 – – 12,439,632
Paper & Forest Products 1,321,558 – – 1,321,558
Personal Products 4,254,834 – – 4,254,834
Pharmaceuticals 933,676 – – 933,676
Professional Services 5,150,753 – – 5,150,753
Real Estate Management & Development 4,449,915 – – 4,449,915
Road & Rail 6,543,334 – – 6,543,334
Semiconductors & Semiconductor
Equipment 5,801,079 – – 5,801,079
Software 11,552,987 – – 11,552,987
Specialty Retail 6,919,807 – – 6,919,807
Technology Hardware, Storage &
Peripherals 2,033,066 – – 2,033,066
Textiles, Apparel & Luxury Goods 3,406,710 – – 3,406,710
Thrifts & Mortgage Finance 3,541,269 – – 3,541,269
Trading Companies & Distributors 7,306,984 – – 7,306,984
Wireless Telecommunication Services 3,251,928 – – 3,251,928
Total Common Stocks $ 338,129,978 $ – $ – $ 338,129,978
Repurchase Agreements – 9,455,829 – 9,455,829
Rights – – – –
Total $ 338,129,978 $ 9,455,829 $ – $ 347,585,807
Multi Cap Opportunities
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 199,902,418 $ – $ – $ 199,902,418
Total $ 199,902,418 $ – $ – $ 199,902,418
Real Estate
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 231,166,055 $ – $ – $ 231,166,055
Total $ 231,166,055 $ – $ – $ 231,166,055
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
As of June 30, 2022, Small Cap Value held one common stock investment and one rights investment that were categorized as
Level 3 investments which were each valued at $0.
As of June 30, 2022, Small Company held two common stock investments and one rights investment that were categorized as
Level 3 investments which were each valued at $0.

Equity Funds (II) - June 30, 2022 (Unaudited) - Notes to Financial Statements - 101
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2022, the Funds did not have overdrawn balances.
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent
Small Cap Value
Common
Stocks Rights Total
Balance as of 12/31/2021 $ — $ — $ —
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) — — —
Purchases — — —
Sales — (1,109) (1,109)
Change in Unrealized Appreciation/Depreciation — 1,109 1,109
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 6/30/2022 $ — $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 6/30/2022 ** $ — $ 1,109 $ 1,109
Small Company
Common
Stocks
Corporate
Bonds
Preferred
Stocks Rights Total
Balance as of 12/31/2021 $ — $ — $ — $ — $ —
Accrued Accretion/(Amortization) — — — — —
Realized Gains (Losses) (9,291) (43,259) (100,042) — (152,592)
Purchases — — — — —
Sales — — — (2,193) (2,193)
Change in Unrealized Appreciation/Depreciation 9,291 43,259 100,042 2,193 154,785
Transfers into Level 3 — — — — —
Transfers out of Level 3 — — — — —
Balance as of 6/30/2022 $ — $ — $ — $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still
Held as of 6/30/2022 ** $ — $ — $ — $ 2,193 $ 2,193
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

102 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Equity Funds (II)
amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
Swap Contracts
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that a
Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty.
Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between a Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Equity Funds (II) - June 30, 2022 (Unaudited) - Notes to Financial Statements - 103
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2022:
Defensive Style
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (273,679)
Total $ (273,679)
JL Large Cap Growth
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 2,036,836
Total $ 2,036,836

104 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Equity Funds (II)
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2022:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2022:
Liabilities:
Swap Contracts†
Equity risk Swap Contracts, at value $ (1,909,092)
Total $ (1,909,092)
Mid Cap Value
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 23,072
Total $ 23,072
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (6,690)
Total $ (6,690)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
Defensive Style
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (2,427,815)
Total $ (2,427,815)
JL Large Cap Growth
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 14,021,896
Total $ 14,021,896
Mid Cap Value
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ 526,837
Total $ 526,837
Defensive Style
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (293,007)
Total $ (293,007)

Equity Funds (II) - June 30, 2022 (Unaudited) - Notes to Financial Statements - 105
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2022:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of June 30, 2022, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
JL Large Cap Growth
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ 1,177,259
Total $ 1,177,259
Mid Cap Value
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ 147,529
Total $ 147,529
Defensive Style
Futures Contracts:
Average Notional Balance Long $ 6,819,130
JL Large Cap Growth
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 75,462,156
Average Notional Balance — Pays Float Rate $ (76,153,610)
Mid Cap Value
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 1,666,943
Average Settlement Value Sold $ 9,551,273

106 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Equity Funds (II)
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of June 30, 2022:
Securities Lending
During the six months ended June 30, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JL Large Cap Growth
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
JPMorgan Chase Bank NA Swap Contracts $ 2,036,836 $ (1,907,931) $ — $ 128,905
Total $ 2,036,83 6 $ (1,907,931) $ — $ 128,905
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
*
Net Amount of
Liability
Derivative
JPMorgan Chase Bank NA Swap Contracts $ (1,907,931) $ 1,907,931 $ — $ —
Total $ (1,907,931) $ 1,907,931 $ — $ —
* Per GAAP disclosure requirements, the table above does not include the additional collateral pledged from the counterparties.
Aggregate additional collateral pledged was $2,540,000.
Mid Cap Value
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
Bank of America NA
Forward Foreign
Currency Contracts $ 9,31 3 $ (275) $ — $ 9,03 8
JPMorgan Chase Bank
Forward Foreign
Currency Contracts 13,718 — — 13,718
UBS AG
Forward Foreign
Currency Contracts 41 (41) — —
Total $ 23,072 $ (316) $ — $ 22,756
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
Bank of America NA
Forward Foreign
Currency Contracts $ (275) $ 275 $ — $ —
UBS AG
Forward Foreign
Currency Contracts (6,415) 41 — (6,374)
Total $ (6,690) $ 316 $ — $ (6,374)

Equity Funds (II) - June 30, 2022 (Unaudited) - Notes to Financial Statements - 107
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
Joint Repurchase Agreements
During the six months ended June 30, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Discovery $ 20,292,117
Defensive Style 233,318
JL Large Cap Growth 9,158
Mid Cap Value 2,504,732
Small Cap Growth 2,397,926
Small Cap Value 8,817,687
Small Company 9,455,829

108 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Equity Funds (II)
such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of June 30, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of June 30, 2022, the joint repos on a gross basis were as follows:
Bank of America NA, 1.55%, dated 6/30/2022, due 7/1/2022, repurchase price $96,904,172, collateralized by U.S. Government
Agency Securities, ranging from 3.00% - 3.50%, maturing 2/1/2043 - 6/1/2045; total market value $98,838,000.
BofA Securities, Inc., 1.55%, dated 6/30/2022, due 7/1/2022, repurchase price $33,001,421 collateralized by U.S. Government
Agency Security, 3.30%, maturing 11/25/2027; total market value $33,660,000.
Cantor Fitzgerald & Co., 1.55%, dated 6/30/2022, due 7/1/2022, repurchase price $164,451,087, collateralized by U.S.
Government Agency Securities, 0.29% - 8.00%, maturing 9/15/2022 - 2/20/2072; total market value $167,732,887.
MetLife, Inc., 1.50%, dated 6/30/2022, due 7/1/2022, repurchase price $62,202,592, collateralized by U.S. Government Treasury
Securities, ranging from 0.00% - 1.50%, maturing 2/29/2024 - 11/15/2047; total market value $63,472,032.
NatWest Markets Securities, Inc., 1.49%, dated 6/30/2022, due 7/7/2022, repurchase price $57,016,514, collateralized by
U.S. Government Treasury Securities, ranging from 0.13% - 2.88%, maturing 1/15/2023 - 12/31/2028; total market value
$58,142,413.
Pershing LLC, 1.58%, dated 6/30/2022, due 7/1/2022, repurchase price $97,017,796, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.13% - 8.50%, maturing 10/25/2022 - 5/20/2072; total market value $98,953,809.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Discovery
BofA Securities,
Inc. $ 3,000,000 $ – $ 3,000,000 $ (3,000,000) $ –
Discovery
Cantor Fitzgerald
& Co. 4,292,117 – 4,292,117 (4,292,117) –
Discovery MetLife, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Discovery
NatWest Markets
Securities, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Discovery Pershing LLC 6,000,000 – 6,000,000 (6,000,000) –
Total $ 20,292,117 $ – $ 20,292,117 $ (20,292,117) $ –

Equity Funds (II) - June 30, 2022 (Unaudited) - Notes to Financial Statements - 109
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Defensive Style
Cantor Fitzgerald
& Co. $ 233,318 $ – $ 233,318 $ (233,318) $ –
Total $ 233,318 $ – $ 233,318 $ (233,318) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
JL Large Cap
Growth
Cantor Fitzgerald
& Co. $ 5,308 $ – $ 5,308 $ (5,308) $ –
JL Large Cap
Growth Pershing LLC 3,850 – 3,850 (3,850) –
Total $ 9,158 $ – $ 9,158 $ (9,158) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Mid Cap Value
Cantor Fitzgerald
& Co. $ 2,504,732 $ – $ 2,504,732 $ (2,504,732) $ –
Total $ 2,504,732 $ – $ 2,504,732 $ (2,504,732) $ –

110 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Equity Funds (II)
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Cap
Growth
BofA Securities,
Inc. $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
Small Cap
Growth
Cantor Fitzgerald
& Co. 397,926 – 397,926 (397,926) –
Total $ 2,397,926 $ – $ 2,397,926 $ (2,397,926) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Cap Value
Bank of America
NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Small Cap Value
Cantor Fitzgerald
& Co. 6,817,687 – 6,817,687 (6,817,687) –
Small Cap Value Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 8,817,687 $ – $ 8,817,687 $ (8,817,687) $ –

Equity Funds (II) - June 30, 2022 (Unaudited) - Notes to Financial Statements - 111
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Company
BofA Securities,
Inc. $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
Small Company
Cantor Fitzgerald
& Co. 2,955,829 – 2,955,829 (2,955,829) –
Small Company MetLife, Inc. 4,000,000 – 4,000,000 (4,000,000) –
Small Company Pershing LLC 500,000 – 500,000 (500,000) –
Total $ 9,455,829 $ – $ 9,455,829 $ (9,455,829) $ –
* As of June 30, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

112 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Equity Funds (II)
require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2022, the subadviser for each Fund is as follows:
Fund Subadviser
Discovery Allspring Global Investments, LLC
Defensive Style AQR Capital Management, LLC
Equity Dividend BlackRock Investment Management, LLC
JL Large Cap Growth Jacobs Levy Equity Management, Inc. (“Jacobs Levy”)
Mid Cap Value American Century Investments Management, Inc.
Thompson, Siegel & Walmsley LLC
Victory Capital Management Inc.(a)
Small Cap Growth Invesco Advisers, Inc. ("Invesco")
Wellington Management Company LLP (“Wellington
Management”)
Small Cap Value Jacobs Levy
WCM Investment Management, LLC
Small Company Jacobs Levy
Invesco
Multi Cap Opportunities Neuberger Berman Investment Advisers LLC
Real Estate Wellington Management
(a) Effective January 21, 2022, Victory Capital Management Inc. was appointed as an additional subadviser to the Fund.

Equity Funds (II) - June 30, 2022 (Unaudited) - Notes to Financial Statements - 113
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2023.
During the six months ended June 30, 2022, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
During the six months ended June 30, 2022, due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive a portion of its Investment Advisory Fee. The following table provides the waiver of such investment advisory fee for which NFA shall not be entitled to later seek recoupment.
Fund Fee Schedule
Advisory Fee
(annual rate)
Discovery Up to $1 billion 0.75%
$1 billion and more 0.70%
Defensive Style Up to $250 million 0.60%
$250 million up to $1 billion 0.575%
$1 billion up to $2 billion 0.55%
$2 billion up to $5 billion 0.525%
$5 billion and more 0.50%
Equity Dividend Up to $100 million 0.70%
$100 million up to $250 million 0.65%
$250 million up to $500 million 0.60%
$500 million and more 0.55%
JL Large Cap Growth Up to $1 billion 0.65%
$1 billion and more 0.60%
Mid Cap Value Up to $1 billion 0.75%
$1 billion and more 0.73%
Small Cap Growth Up to $200 million 0.84%
$200 million and more 0.79%
Small Cap Value Up to $200 million 0.87%
$200 million and more 0.82%
Small Company Up to $200 million 0.885%
$200 million and more 0.835%
Multi Cap Opportunities Up to $1 billion 0.60%
$1 billion and more 0.55%
Real Estate Up to $500 million 0.70%
$500 million up to $1 billion 0.65%
$1 billion and more 0.60%
Fund
Advisory Fee Waiver
(annual rate)
Discovery 0.029%
Mid Cap Value(a) 0.0303%
Small Company 0.023%
Real Estate 0.013%
(a) The rate is effective on January 21, 2022. Prior to the effective date, the advisory fee waived was limited to 0.0293%.
Fund Amount
Discovery $ 73,175
Mid Cap Value 55,471
Small Company 45,999
Real Estate 18,340
Fund Amount
Real Estate $ 106,950

114 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Equity Funds (II)
For the six months ended June 30, 2022, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, including acquired fund fees and expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30,
2023.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 12, 2023.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
Fund
Effective Advisory
Fee Rate Before
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
Discovery 0.75% 0.72% 0.72% 0.67%
Defensive Style 0.58 N/A N/A 0.58
Equity Dividend 0.63 N/A N/A 0.59
JL Large Cap Growth 0.65 N/A N/A 0.55
Mid Cap Value 0.75 0.72 0.72 0.68
Small Cap Growth 0.84 N/A N/A 0.79
Small Cap Value 0.87 N/A N/A 0.81
Small Company 0.85 0.83 0.83 0.83
Multi Cap Opportunities 0.60 N/A N/A 0.60
Real Estate 0.70 0.69 0.61 0.61
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
Discovery All Classes 0.78%
Equity Dividend All Classes 0.65%
JL Large Cap Growth All Classes 0.66%
Mid Cap Value All Classes 0.79%
Small Cap Growth All Classes 0.94%
Small Cap Value All Classes 0.91%
Fund Classes
Amount
(annual rate)
Discovery Class I 0.92%
Real Estate Class II 1.68%

Equity Funds (II) - June 30, 2022 (Unaudited) - Notes to Financial Statements - 115
As of June 30, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2022, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2022, NFM earned an aggregate of $859,445 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2022, the Funds' aggregate portion of such costs amounted to $7,356.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Fund
Fiscal Year 2019
Amount
Fiscal Year 2020
Amount
Fiscal Year 2021
Amount
Six Months Ended
June 30, 2022
Amount Total
Discovery $ 2 $ 216,744 $ 227,524 $ 130,299 $ 574,569
Defensive Style — — — — —
Equity Dividend 128,920 271,194 237,368 113,521 751,003
JL Large Cap Growth — 240,426 216,788 120,443 577,657
Mid Cap Value 22,180 151,625 148,745 77,850 400,400
Small Cap Growth — 67,990 39,311 31,892 139,193
Small Cap Value 10,064 148,114 152,342 68,969 379,489
Small Company — — — — —
Multi Cap Opportunities — — — — —
Real Estate — — — — —
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund Class II Shares
Discovery 0.25%
Defensive Style 0.25%
Equity Dividend 0.25%
JL Large Cap Growth 0.25%
Mid Cap Value 0.25%
Small Cap Growth 0.25%
Small Cap Value 0.25%
Small Company 0.25%
Multi Cap Opportunities 0.25%
Real Estate 0.25%

116 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Equity Funds (II)
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of the Fund and up to 0.20% of the average daily net assets of Class
IV shares of each Fund.
For the six months ended June 30, 2022, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2022, each Fund’s total administrative services fees were as follows:
Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7, 2022.
During the six months ended June 30, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate
Fund Class I Class II Class IV
Discovery 0.07% 0.07%  N/A
Defensive Style 0.15 0.15 0.15%
Equity Dividend 0.15 0.15 0.15
JL Large Cap Growth 0.15 0.15  N/A
Mid Cap Value 0.17 0.01  N/A
Small Cap Growth 0.15 0.15  N/A
Small Cap Value 0.15 0.15 0.15
Small Company 0.15 0.15 0.15
Multi Cap Opportunities 0.15  N/A  N/A
Real Estate 0.15 0.15  N/A
N/A — Not Applicable.
Fund Amount
Discovery $ 176,633
Defensive Style 533,926
Equity Dividend 391,003
JL Large Cap Growth 188,178
Mid Cap Value 36,577
Small Cap Growth 97,387
Small Cap Value 169,688
Small Company 300,012
Multi Cap Opportunities 140,478
Real Estate 211,588

Equity Funds (II) - June 30, 2022 (Unaudited) - Notes to Financial Statements - 117
on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2022, none of the Funds engaged in interfund lending.
Investment Transactions
For the six months ended June 30, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks
Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
Risks Associated with Social Policy
The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:
undervalued stocks that do not meet the social criteria could outperform those that do;
economic or political changes could make certain companies less attractive for investment; or
the social policy could cause the Fund to seek or avoid stocks that subsequently perform well.
Fund Purchases Sales
Discovery $ 129,840,641 $ 157,222,205
Defensive Style 79,461,100 113,294,560
Equity Dividend 143,918,462 152,969,407
JL Large Cap Growth 184,125,516 190,741,496
Mid Cap Value 245,354,107 255,427,429
Small Cap Growth 53,839,107 51,200,825
Small Cap Value 57,822,269 71,637,037
Small Company 142,279,296 159,541,602
Multi Cap Opportunities 9,425,956 21,723,730
Real Estate 132,522,157 143,913,335

118 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Equity Funds (II)
Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under the 1940 Act that provides the requirements for determining the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a consistent framework and standard of baseline practices for fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management is currently evaluating the implications of the new rule and the impact on the Funds’
financial statement disclosures and reporting requirements.
Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the six months ended June 30, 2022, the Funds recaptured the following amounts of brokerage commissions:
Fund Amount
Discovery $ 2,734
Mid Cap Value 3,915
Small Cap Growth 299
Small Cap Value 1,524
Multi Cap Opportunities 1,815
Real Estate 1,564

Equity Funds (II) - June 30, 2022 (Unaudited) - Notes to Financial Statements - 119
Federal Tax Information
As of June 30, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the United States, European and other credit markets has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global, national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans (within the
United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments.
The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
The Trusts’ credit agreement has been renewed through July 6, 2023. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2022 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Discovery $ 458,391,532 $ 74,517,635 $ (124,093,153) $ (49,575,518)
Defensive Style 505,508,190 178,003,773 (37,719,897) 140,283,876
Equity Dividend 429,361,115 52,599,541 (29,284,475) 23,315,066
JL Large Cap Growth 181,750,262 51,518,784 (17,500,266) 34,018,518
Mid Cap Value 331,419,205 28,677,757 (32,392,270) (3,714,513)
Small Cap Growth 109,324,165 17,072,327 (15,043,136) 2,029,191
Small Cap Value 211,809,054 21,466,168 (26,535,325) (5,069,157)
Small Company 358,537,172 37,902,199 (48,853,564) (10,951,365)
Multi Cap Opportunities 124,794,806 79,892,662 (4,785,050) 75,107,612
Real Estate 202,479,040 39,882,476 (11,195,461) 28,687,015

120 - Supplemental Information - June 30, 2022 (Unaudited) - Equity Funds (II)
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has
designated Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a
Liquidity Risk Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 14, 2022, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Equity Funds (II) - June 30, 2022 (Unaudited) - Management Information - 121
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

122 - Management Information - June 30, 2022 (Unaudited) - Equity Funds (II)
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 130
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 130
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Equity Funds (II) - June 30, 2022 (Unaudited) - Management Information - 123
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

124 - Market Index Definitions - June 30, 2022 (Unaudited) - Equity Funds (II)
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Equity Funds (II) - June 30, 2022 (Unaudited) - Market Index Definitions - 125
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

126 - Market Index Definitions - June 30, 2022 (Unaudited) - Equity Funds (II)
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

Equity Funds (II) - June 30, 2022 (Unaudited) - Market Index Definitions - 127
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

128 - Market Index Definitions - June 30, 2022 (Unaudited) - Equity Funds (II)
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-CEQ-2 (8-22)

Semiannual Report
June 30, 2022 (Unaudited)
Nationwide Variable Insurance Trust
Fixed Income Funds
NVIT Amundi Multi Sector Bond Fund
NVIT BNY Mellon Core Plus Bond Fund
(formerly, NVIT Core Plus Bond Fund)
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Federated High Income Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT Short Term Bond Fund

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2022

Message to Investors 1
Fund Overview 3
Shareholder Expense Example 11
Statements of Investments 14
Statements of Assets and Liabilities 84
Statements of Operations 92
Statements of Changes in Net Assets 96
Financial Highlights 108
Notes to Financial Statements 116
Supplemental Information 148
Management Information 149
Market Index Definitions 152

Nationwide Variable Insurance Trust - June 30, 2022 (Unaudited) - 1
Message to Investors
Dear Investor,
Equity markets fell significantly during the semi-annual reporting period ended June 30, 2022, as a confluence of events ranging from entrenched inflation, geopolitical risk, new central bank frameworks, and the Omicron variant of COVID-19 all weighed on market returns.
The outlook for the U.S. economy continued to slow through the period, with gross domestic product (“GDP”) growth decelerating to -1.6% for the first quarter of 2022. Economic activity continued to moderate, and the labor market remained robust with corporate profits expected to grow more slowly after the swift rise during 2021. By and large, earnings have been supported by a resilient consumer, although inflationary pressure will likely challenge gross margins.
The U.S economy faced decades-high inflation during the reporting period and equity markets faced historical pressure, due to hawkish central bank policy.
Markets experienced historic levels of volatility during the reporting period, as geopolitical uncertainty, entrenched inflation, and hawkish central banks challenged both equity and bond market returns. The S&P 500
®
Index (“S&P 500”) experienced a substantial level of volatility throughout the period, sliding into a bear market after the Federal Reserve increased rates by
0.75%. Additionally, investor sentiment has remained at historically negative levels throughout the reporting period, indicating extreme fear and apprehension by investors. The “wall of worry”
that developed at the beginning of 2022 has methodically given way to volatile market moves in the equity markets; it is possible that the second quarter of 2022 could be recorded as the ninth-
worst quarter for the S&P 500 since World War II, finishing the reporting period with a 20% loss.
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank, with the MSCI EAFE
®
Index finishing the period with a loss of nearly 20%. The MSCI Emerging Markets
®
Index was
notably weak on continued stress on China lockdowns and surging commodity prices, falling nearly 18%.
The S&P 500 closed in “bear market” territory during the reported period for the first time since 2020.
With inflation seemingly not abating during the reporting period, the market continued to come under pressure, and the S&P 500 fell more than 20% from its January high. Value indexes continued to be favored by investors, with large-cap indexes beating small-cap indexes. The
Energy sector remained the clear winner during the reporting period, up 31% year-to-date, followed by the Utilities and Consumer Staples sectors, down -3% and -7%, respectively.
Fixed-income returns were historically weak with surging interest rates and increasingly aggressive central bank policy causing consternation for investors. During the reporting period, the U.S. Federal Reserve bank (“Fed”) raised its benchmark interest rate by 0.75%, the most significant increase since 1994. Meanwhile, investors grew discontent over the economic outlook and fear of a “policy mistake” by the Fed. Interest rates surged during the period, with the 10-year Treasury yield rising from 1.55% to over 3.44%. Likewise, the 2-year Treasury yield saw a more pronounced move, rising to 3.43% during the reporting period. As investors grappled with moderating economic data, the yield curve continued to linger toward inversion

2 - June 30, 2022 (Unaudited) - Nationwide Variable Insurance Trust
during the reporting period.
Technical indicators reflected the stress caused by geopolitical uncertainty and historically high inflation. Stock-bond diversification suffered over the reported period with the S&P 500 and
Bloomberg U.S. Aggregate Bond Index both producing negative returns for the first time since
1976. Financial conditions tightened, credit spreads widened, and the dollar strengthened as investors grew more anxious about a potential economic slowdown.
Equity markets may continue to be choppy based on fears of central bank policy trade-off errors and negative investor sentiment potentially leading to a self-fulfilling economic slowdown.
However, investors may find solace in diminishing inflation or the central banks achieving a soft-
landing. Encouragingly, the health of the labor market, resilient consumer spending, and solid corporate earnings remain generally sound.
When investors feel pessimistic and begin to view their economic futures as uncertain they naturally tend to succumb to stressful market environments by reacting emotionally, often producing suboptimal returns. We urge investors to seek investments based on a sound asset allocation strategy and a long-term perspective and encourage you to speak with your financial professional regularly to ensure that your portfolio maintains the right balance for your goals.
We remain confident in our ability to help investors navigate the markets for years to come.
Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
The following chart provides returns for various market segments for six-month reporting period ended June 30, 2022:
Index
Semi-annual Total Return
(As of June 30, 2022)
Bloomberg Emerging Markets USD Aggregate Bond -17.14%
Bloomberg Municipal Bond -8.98%
Bloomberg U.S. 1-3 Year Government/Credit Bond -3.11%
Bloomberg U.S. 10-20 Year Treasury Bond -18.80%
Bloomberg U.S. Aggregate Bond -10.35%
Bloomberg U.S. Corporate High Yield -14.19%
MSCI EAFE
®
-19.57%
MSCI Emerging Markets
®
-17.63%
MSCI World ex USA -18.42%
Russell 1000
®
Growth -28.07%
Russell 1000
®
Value -12.86%
Russell 2000
®
-23.43%
S&P 500
®
-19.96%
Source: Morningstar

NVIT Amundi Multi Sector Bond Fund - June 30, 2022 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Corporate Bonds 54.0%
Collateralized Mortgage Obligations 14.1%
Commercial Mortgage-Backed Securities 9.9%
Asset-Backed Securities 7.2%
Loan Participations 3.9%
Repurchase Agreements 2.5%
Credit Default Swaps 1.5%
Convertible Bonds 1.3%
Convertible Preferred Stock 1.0%
Foreign Government Securities 0.8%
Municipal Bonds 0.5%
Futures Contracts 0.5%
Common Stocks 0.2%
Forward Currency Contracts
†
0.0%
Other assets in excess of liabilities 2.6%
100.0%
Top Industries
2
Banks 7.2%
Oil, Gas & Consumable Fuels 6.4%
Airlines 4.1%
Consumer Finance 3.7%
Electric Utilities 3.0%
Capital Markets 2.8%
Communications Equipment 2.3%
Chemicals 2.3%
Hotels, Restaurants & Leisure 2.3%
Food Products 2.2%
Other Industries
#
63.7%
100.0%
Top Holdings
2
Nomura Holdings, Inc., 5.61%, 7/6/2029 1.5%
Oaktown Re III Ltd., 5.97%, 7/25/2029 1.4%
Enel Finance International NV, 5.00%, 6/15/2032 1.3%
FHLMC STACR Trust, 12.62%, 10/25/2048 1.3%
BX Trust, 3.22%, 10/15/2036 1.2%
Motorola Solutions, Inc., 5.60%, 6/1/2032 1.1%
Albemarle Corp., 5.65%, 6/1/2052 1.1%
SLG Office Trust, 2.85%, 7/15/2041 1.1%
UniCredit SpA, 5.86%, 6/19/2032 1.1%
Morgan Stanley Bank of America Merrill Lynch Trust,
3.36%, 5/15/2050 1.1%
Other Holdings
#
87.8%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

4 - Fund Overview - June 30, 2022 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Asset Allocation
1
Corporate Bonds 45.6%
U.S. Treasury Obligations 25.3%
Mortgage-Backed Securities 16.4%
Asset-Backed Securities 8.0%
Foreign Government Securities 1.3%
Commercial Mortgage-Backed Securities 1.2%
Collateralized Mortgage Obligations 0.9%
Supranational 0.7%
U.S. Government Agency Securities 0.5%
Municipal Bonds 0.4%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (0.3)%
100.0%
Top Industries
2
Banks 6.6%
Oil, Gas & Consumable Fuels 5.3%
Consumer Finance 3.1%
Capital Markets 2.6%
Media 2.5%
Diversified Telecommunication Services 2.4%
Electric Utilities 2.3%
Insurance 1.7%
Aerospace & Defense 1.5%
Chemicals 1.4%
Other Industries 70.6%
100.0%
Top Holdings
2
U.S. Treasury Notes, 0.88%, 9/30/2026 3.8%
U.S. Treasury Bonds, 1.75%, 8/15/2041 3.8%
U.S. Treasury Notes, 0.75%, 8/31/2026 3.8%
U.S. Treasury Bonds, 2.38%, 5/15/2051 3.1%
U.S. Treasury Notes, 1.25%, 9/30/2028 3.0%
U.S. Treasury Bonds, 3.13%, 8/15/2044 1.5%
FNMA UMBS, 2.50%, 3/1/2036 1.1%
U.S. Treasury Notes, 0.50%, 4/30/2027 1.1%
FNMA UMBS, 4.50%, 7/1/2052 1.0%
U.S. Treasury Notes, 1.25%, 8/15/2031 1.0%
Other Holdings 76.8%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

NVIT Core Bond Fund - June 30, 2022 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Mortgage-Backed Securities 28.2%
Corporate Bonds 27.1%
U.S. Treasury Obligations 16.6%
Asset-Backed Securities 16.1%
Collateralized Mortgage Obligations 3.1%
Repurchase Agreements 2.4%
Commercial Mortgage-Backed Securities 2.3%
Municipal Bonds 1.1%
U.S. Government Agency Security 1.0%
Credit Default Swaps 0.2%
Loan Participation 0.1%
Purchased Options
†
0.0%
Futures Contracts (0.1)%
Written Options (0.3%)
Other assets in excess of liabilities 2.2%
100.0%
Top Industries
2
Electric Utilities 3.9%
Banks 3.4%
Capital Markets 2.7%
Equity Real Estate Investment Trusts (REITs) 2.6%
Oil, Gas & Consumable Fuels 2.3%
Consumer Finance 1.1%
Biotechnology 0.9%
Multi-Utilities 0.9%
Diversified Telecommunication Services 0.9%
Aerospace & Defense 0.8%
Other Industries
#
80.5%
100.0%
Top Holdings
2
U.S. Treasury Bonds, 2.25%, 2/15/2052 3.5%
FHLMC UMBS, 2.00%, 3/1/2052 3.4%
U.S. Treasury Bonds, 2.38%, 2/15/2042 3.3%
FNMA UMBS, 2.00%, 4/1/2052 2.8%
FNMA UMBS, 2.50%, 2/1/2052 2.2%
FNMA/FHLMC UMBS, 30 Year, Single Family,
3.50%, 7/25/2052 2.1%
FNMA/FHLMC UMBS, 30 Year, Single Family,
4.00%, 7/25/2052 2.1%
FHLMC UMBS, 2.50%, 11/1/2051 2.0%
U.S. Treasury Notes, 2.88%, 5/15/2032 1.7%
U.S. Treasury Notes, 1.25%, 12/31/2026 1.7%
Other Holdings
#
75.2%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

6 - Fund Overview - June 30, 2022 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Asset Allocation
1
Mortgage-Backed Securities 19.8%
Asset-Backed Securities 17.9%
U.S. Treasury Obligations 15.0%
Collateralized Mortgage Obligations 14.5%
Corporate Bonds 14.2%
Commercial Mortgage-Backed Securities 7.4%
Investment Company 3.1%
Short-Term Investment 1.1%
Foreign Government Securities 0.8%
Other assets in excess of liabilities
§
6.2%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 1.8%
Banks 1.3%
Health Care Providers & Services 0.9%
Electric Utilities 0.8%
Capital Markets 0.7%
Hotels, Restaurants & Leisure 0.7%
Media 0.6%
Insurance 0.5%
Diversified Telecommunication Services 0.5%
Equity Real Estate Investment Trusts (REITs) 0.5%
Other Industries 91.7%
100.0%
Top Holdings
2
U.S. Treasury Bonds, 2.88%, 5/15/2052 5.1%
DoubleLine Floating Rate Fund, Class I, 126.80% 3.3%
FNMA, 2.08%, 10/1/2033 2.9%
FNMA UMBS, 3.00%, 8/1/2050 1.6%
FNMA UMBS, 2.50%, 11/1/2050 1.6%
FNMA UMBS, 3.50%, 11/1/2050 1.6%
U.S. Treasury Notes, 2.63%, 4/15/2025 1.5%
FNMA UMBS, 2.00%, 5/1/2051 1.4%
FNMA, 2.50%, 10/25/2041 1.2%
U.S. Treasury Notes, 3.25%, 6/30/2027 1.2%
Other Holdings 78.6%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

NVIT Federated High Income Bond Fund - June 30, 2022 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Corporate Bonds 95.2%
Common Stocks 0.7%
Rights
†
0.0%
Other assets in excess of liabilities 4.1%
100.0%
Top Industries
2
Technology 8.6%
Cable Satellite 8.5%
Media Entertainment 7.8%
Healthcare 7.6%
Midstream 6.5%
Insurance - P&C 6.3%
Automotive 6.0%
Packaging 5.1%
Independent Energy 4.9%
Gaming 4.1%
Other Industries 34.6%
100.0%
Top Holdings
2
HUB International Ltd., 7.00%, 5/1/2026 1.2%
Clarios Global LP, 8.50%, 5/15/2027 1.1%
NFP Corp., 6.88%, 8/15/2028 1.0%
Clydesdale Acquisition Holdings, Inc., 8.75%,
4/15/2030 1.0%
1011778 BC ULC, 4.00%, 10/15/2030 1.0%
TransDigm, Inc., 5.50%, 11/15/2027 0.9%
Trivium Packaging Finance BV, 8.50%, 8/15/2027 0.8%
USI, Inc., 6.88%, 5/1/2025 0.8%
Garda World Security Corp., 9.50%, 11/1/2027 0.7%
Medline Borrower LP, 5.25%, 10/1/2029 0.7%
Other Holdings 90.8%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

8 - Fund Overview - June 30, 2022 (Unaudited) - NVIT Government Bond Fund
Asset Allocation
1
Mortgage-Backed Securities 36.4%
U.S. Government Agency Securities 29.6%
Corporate Bonds 12.6%
Collateralized Mortgage Obligations 10.0%
U.S. Treasury Obligations 7.0%
Asset-Backed Securities 2.1%
Short-Term Investment 2.0%
Other assets in excess of liabilities 0.3%
100.0%
Top Holdings
2
Tennessee Valley Authority, 7.13%, 5/1/2030 6.9%
FFCB, 2.43%, 9/13/2027 5.6%
Private Export Funding Corp., 3.25%, 6/15/2025 3.7%
FFCB, 2.38%, 3/16/2032 3.6%
FFCB, 3.14%, 7/2/2026 3.6%
Private Export Funding Corp., 1.40%, 7/15/2028 3.6%
FNMA UMBS, 2.00%, 4/1/2052 3.2%
FHLB, 2.75%, 12/11/2026 3.0%
FNMA, 2.50%, 9/25/2042 3.0%
FHLB, 3.00%, 12/11/2026 2.6%
Other Holdings 61.2%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

NVIT Government Money Market Fund - June 30, 2022 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Repurchase Agreements 55.3%
U.S. Government Agency Securities 26.8%
U.S. Treasury Obligations 17.8%
Other assets in excess of liabilities 0.1%
100.0%
Top Holdings
2
FHLB, 1.00%, 8/3/2022 2.8%
FHLB, 1.52%, 9/15/2022 2.5%
FHLB, 1.50%, 7/11/2022 2.4%
FHLB, 1.52%, 8/2/2022 1.6%
FHLB, 1.52%, 8/5/2022 1.6%
U.S. Treasury Bills, 0.28%, 7/14/2022 1.6%
U.S. Treasury Bills, 0.56%, 7/12/2022 1.6%
U.S. Treasury Bills, 0.71%, 7/26/2022 1.6%
FHLB, 1.23%, 7/25/2022 1.6%
FHLB, 1.01%, 8/10/2022 1.6%
Other Holdings
#
81.1%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

10 - Fund Overview - June 30, 2022 (Unaudited) - NVIT Short Term Bond Fund
Asset Allocation
1
Asset-Backed Securities 35.9%
Corporate Bonds 24.1%
U.S. Treasury Obligations 21.4%
Collateralized Mortgage Obligations 12.0%
Repurchase Agreements 3.2%
Commercial Mortgage-Backed Securities 0.9%
Credit Default Swaps 0.3%
Mortgage-Backed Securities 0.3%
Futures Contracts 0.2%
Loan Participation 0.1%
Purchased Options
†
0.0%
Written Options (1.0%)
Other assets in excess of liabilities 2.6%
100.0%
Top Industries
2
Banks 5.2%
Electric Utilities 2.5%
Oil, Gas & Consumable Fuels 1.9%
Insurance 1.7%
Capital Markets 1.6%
Media 1.5%
Road & Rail 1.3%
Equity Real Estate Investment Trusts (REITs) 1.2%
Thrifts & Mortgage Finance 1.2%
Pharmaceuticals 1.1%
Other Industries
#
80.8%
100.0%
Top Holdings
2
U.S. Treasury Notes, 0.50%, 3/31/2025 7.8%
U.S. Treasury Notes, 0.38%, 4/15/2024 3.5%
U.S. Treasury Notes, 1.50%, 2/15/2030 2.0%
U.S. Treasury Notes, 2.88%, 6/15/2025 2.0%
Ares LXIII CLO Ltd., 2.27%, 4/20/2035 1.7%
Magnetite XXXII Ltd., 2.07%, 4/15/2035 1.7%
GoldentTree Loan Management US CLO 1 Ltd.,
2.13%, 1/20/2033 1.6%
U.S. Treasury Notes, 3.25%, 6/30/2027 1.5%
GS Mortgage-Backed Securities Trust, 3.00%,
6/25/2052 1.4%
U.S. Treasury Notes, 2.00%, 5/31/2024 1.3%
Other Holdings
#
75.5%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

Fixed Income Funds - June 30, 2022 (Unaudited) - Shareholder Expense Example - 11
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2022) and continued to hold your shares at the end of the reporting period (June 30, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January
1, 2022 through June 30, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2022 through June 30, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/22
Ending Account
Value($) 6/30/22
Expenses Paid
During Period ($)
1/1/22 - 6/30/22
Expense Ratio
During Period (%)
1/1/22 - 6/30/22
(a)
NVIT Amundi Multi Sector Bond Fund
Class I Shares
Actual
(b)
1,000.00 960.70 4.04 0.83
Hypothetical
(b)(c)
1,000.00 1,020.68 4.16 0.83
NVIT BNY Mellon Core Plus Bond Fund
Class I Shares
Actual
(b)
1,000.00 879.00 2.94 0.63
Hypothetical
(b)(c)
1,000.00 1,021.67 3.16 0.63
Class II Shares
Actual
(b)
1,000.00 877.40 4.10 0.88
Hypothetical
(b)(c)
1,000.00 1,020.43 4.41 0.88
Class P Shares
Actual
(b)
1,000.00 878.70 3.40 0.73
Hypothetical
(b)(c)
1,000.00 1,021.17 3.66 0.73
Class Y Shares
Actual
(b)
1,000.00 879.70 2.24 0.48
Hypothetical
(b)(c)
1,000.00 1,022.41 2.41 0.48

12 - Shareholder Expense Example - June 30, 2022 (Unaudited) - Fixed Income Funds
Beginning Account
Value($) 1/1/22
Ending Account
Value($) 6/30/22
Expenses Paid
During Period ($)
1/1/22 - 6/30/22
Expense Ratio
During Period (%)
1/1/22 - 6/30/22
(a)
NVIT Core Bond Fund
Class I Shares
Actual
(b)
1,000.00 883.30 2.80 0.60
Hypothetical
(b)(c)
1,000.00 1,021.82 3.01 0.60
Class II Shares
Actual
(b)
1,000.00 882.00 3.97 0.85
Hypothetical
(b)(c)
1,000.00 1,020.58 4.26 0.85
Class Y Shares
Actual
(b)
1,000.00 884.20 2.06 0.44
Hypothetical
(b)(c)
1,000.00 1,022.61 2.21 0.44
NVIT DoubleLine Total Return Tactical Fund
Class I Shares
Actual
(b)
1,000.00 901.20 2.73 0.58
Hypothetical
(b)(c)
1,000.00 1,021.92 2.91 0.58
Class II Shares
Actual
(b)
1,000.00 898.80 4.61 0.98
Hypothetical
(b)(c)
1,000.00 1,019.93 4.91 0.98
Class Y Shares
Actual
(b)
1,000.00 900.00 2.73 0.58
Hypothetical
(b)(c)
1,000.00 1,021.92 2.91 0.58
NVIT Federated High Income Bond Fund
Class I Shares
Actual
(b)
1,000.00 859.50 4.20 0.91
Hypothetical
(b)(c)
1,000.00 1,020.28 4.56 0.91
NVIT Government Bond Fund
Class I Shares
Actual
(b)
1,000.00 911.70 3.32 0.70
Hypothetical
(b)(c)
1,000.00 1,021.32 3.51 0.70
Class II Shares
Actual
(b)
1,000.00 911.40 4.50 0.95
Hypothetical
(b)(c)
1,000.00 1,020.08 4.76 0.95
Class IV Shares
Actual
(b)
1,000.00 911.60 3.32 0.70
Hypothetical
(b)(c)
1,000.00 1,021.32 3.51 0.70
Class Y Shares
Actual
(b)
1,000.00 913.30 2.66 0.56
Hypothetical
(b)(c)
1,000.00 1,022.02 2.81 0.56

Fixed Income Funds - June 30, 2022 (Unaudited) - Shareholder Expense Example - 13
Beginning Account
Value($) 1/1/22
Ending Account
Value($) 6/30/22
Expenses Paid
During Period ($)
1/1/22 - 6/30/22
Expense Ratio
During Period (%)
1/1/22 - 6/30/22
(a)
NVIT Government Money Market Fund
Class I Shares
Actual
(b)
1,000.00 1,000.80 1.44 0.29
Hypothetical
(b)(c)
1,000.00 1,023.36 1.45 0.29
Class II Shares
Actual
(b)
1,000.00 1,000.40 1.98 0.40
Hypothetical
(b)(c)
1,000.00 1,022.81 2.01 0.40
Class IV Shares
Actual
(b)
1,000.00 1,000.80 1.39 0.28
Hypothetical
(b)(c)
1,000.00 1,023.41 1.40 0.28
Class V Shares
Actual
(b)
1,000.00 1,000.80 1.29 0.26
Hypothetical
(b)(c)
1,000.00 1,023.51 1.30 0.26
Class Y Shares
Actual
(b)
1,000.00 1,001.10 1.14 0.23
Hypothetical
(b)(c)
1,000.00 1,023.65 1.15 0.23
NVIT Short Term Bond Fund
Class I Shares
Actual
(b)
1,000.00 948.30 2.66 0.55
Hypothetical
(b)(c)
1,000.00 1,022.07 2.76 0.55
Class II Shares
Actual
(b)
1,000.00 947.20 3.86 0.80
Hypothetical
(b)(c)
1,000.00 1,020.83 4.01 0.80
Class Y Shares
Actual
(b)
1,000.00 948.40 1.93 0.40
Hypothetical
(b)(c)
1,000.00 1,022.81 2.01 0.40
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2022 through June 30, 2022 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

14 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Asset-Backed Securities 7.2%
Principal
Amount ($) Value ($)
Airlines 0.2%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 300,000 250,300
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 296,310 281,378
531,678
Automobiles 2.3%
CIG Auto Receivables Trust,
Series 2019-1A, Class D,
4.85%, 5/15/2026(a) 1,150,000 1,150,823
Foursight Capital Automobile
Receivables Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(a) 600,000 553,370
Series 2021-2, Class F,
4.19%, 2/15/2029(a) 490,000 452,586
JPMorgan Chase Bank
NA-CACLN
Series 2021-2, Class F,
4.39%, 12/26/2028(a) 1,560,000 1,466,055
Series 2021-3, Class F,
3.69%, 2/26/2029(a) 1,000,000 923,148
Santander Bank Auto Credit-
Linked Notes, Series
2022-A, Class D, 9.97%,
5/15/2032(a) 1,075,000 1,061,986
5,607,968
Credit Card 0.5%
Continental Credit Card ABS
LLC, Series 2019-1A, Class
C, 6.16%, 8/15/2026(a) 1,200,000 1,169,532
Equipment Loans & Leases 0.7%
Blackbird Capital Aircraft,
Series 2021-1A, Class B,
3.45%, 7/15/2046(a) 2,252,597 1,814,598
Other 3.5%
Arbor Realty Commercial Real
Estate Notes Ltd., Series
2021-FL4, Class E, 4.72%,
11/15/2036(a)(b) 1,500,000 1,443,616
MF1 Ltd., Series 2021-
FL7, Class D, 4.16%,
10/16/2036(a)(b) 1,600,000 1,504,047
Progress Residential Trust
Series 2021-SFR8, Class G,
4.01%, 10/17/2038(a) 2,100,000 1,813,419
Series 2021-SFR7, Class F,
3.83%, 8/17/2040(a) 1,710,000 1,418,653
Series 2021-SFR9, Class F,
4.05%, 11/17/2040(a) 780,000 629,521
Race Point VIII CLO Ltd.,
Series 2013-8A, Class CR2,
3.53%, 2/20/2030(a)(b) 650,000 614,989
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Sierra Timeshare Receivables
Funding LLC, Series
2019-1A, Class D, 4.75%,
1/20/2036(a) 210,803 204,330
Tricon American Homes,
Series 2020-SFR1, Class F,
4.88%, 7/17/2038(a) 980,000 951,698
8,580,273
Total Asset-Backed Securities
(cost $19,462,272)
17,704,049
Collateralized Mortgage Obligations 14.1%
Angel Oak Mortgage Trust I
LLC, Series 2019-2, Class
B2, 6.29%, 3/25/2049(a)(b) 2,250,000 2,105,569
Bellemeade RE Ltd., Series
2021-3A, Class B1, 4.78%,
9/25/2031(a)(b) 2,100,000 1,896,357
Connecticut Avenue Securities
Trust
Series 2022-R01, Class
1B2, 6.93%, 12/25/2041(a)
(b) 1,650,000 1,342,889
Series 2022-R04, Class
1B2, 10.43%, 3/25/2042(a)
(b) 780,000 711,344
Series 2022-R07, Class
1B1, 1.00%, 6/25/2042(a)(b) 720,000 720,000
Eagle RE Ltd., Series 2021-
2, Class M2, 5.18%,
4/25/2034(a)(b) 2,690,000 2,514,786
FARM Mortgage Trust, Series
2021-1, Class B, 3.24%,
7/25/2051(a)(b) 662,099 542,419
FHLMC STACR REMIC Trust
Series 2021-HQA3, Class
B2, 7.18%, 9/25/2041(a)(b) 1,680,000 1,331,726
Series 2021-HQA4, Class
B2, 7.93%, 12/25/2041(a)(b) 590,000 474,080
Series 2022-DNA1, Class
B2, 8.03%, 1/25/2042(a)(b) 1,770,000 1,421,926
Series 2020-DNA5, Class
B2, 12.43%, 10/25/2050(a)
(b) 260,000 304,950
Series 2020-DNA6, Class
B2, 6.58%, 12/25/2050(a)(b) 2,115,000 1,792,670
FHLMC STACR Trust, Series
2018-HQA2, Class B2,
12.62%, 10/25/2048(a)(b) 2,800,000 2,980,182
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2021-DNA7, Class
B2, 8.73%, 11/25/2041(a)(b) 2,410,000 2,006,559
Series 2022-DNA2, Class
B2, 9.43%, 2/25/2042(a)(b) 1,270,000 1,087,126

NVIT Amundi Multi Sector Bond Fund - June 30, 2022 (Unaudited) - Statement of Investments - 15
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2020-HQA5, Class
B2, 8.33%, 11/25/2050(a)(b) 1,140,000 1,080,848
Flagstar Mortgage Trust,
Series 2021-4, Class AX1,
IO, 0.21%, 6/1/2051(a)(b) 90,807,125 926,596
FNMA, Series 2021-R02,
Class 2B2, 7.13%,
11/25/2041(a)(b) 590,000 488,870
GNMA REMICS
Series 2019-159, Class HI,
IO, 3.50%, 12/20/2049 2,186,108 404,823
Series 2019-159, Class CI,
IO, 3.50%, 12/20/2049 1,128,914 198,054
Home RE Ltd., Series
2020-1, Class B1, 8.62%,
10/25/2030(a)(b) 300,000 302,825
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.23%,
7/25/2051(a)(b) 30,553,280 337,238
JP Morgan Mortgage Trust
Series 2021-8, Class AX1,
IO, 0.13%, 12/25/2051(a)(b) 50,946,863 288,981
Series 2021-10, Class AX1,
IO, 0.13%, 12/25/2051(a)(b) 56,877,044 322,618
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
5.97%, 7/25/2029(a)(b) 3,270,000 3,209,538
Oaktown Re VII Ltd., Series
2021-2, Class B1, 5.33%,
4/25/2034(a)(b) 1,390,000 1,284,263
STACR Trust, Series 2018-
HRP2, Class B2, 12.12%,
2/25/2047(a)(b) 2,000,000 2,076,380
Traingle Re Ltd., Series
2020-1, Class B1, 9.37%,
10/25/2030(a)(b) 250,000 252,613
Triangle Re Ltd., Series
2021-3, Class B1, 5.88%,
2/25/2034(a)(b) 910,000 833,208
Verus Securitization Trust
Series 2020-INV1, Class
B1, 5.75%, 3/25/2060(a)(b) 100,000 97,536
Series 2020-INV1, Class
B2, 6.00%, 3/25/2060(a)(b) 110,000 106,434
Series 2020-2, Class B1,
5.36%, 5/25/2060(a)(b) 350,000 342,965
Vista Point Securitization
Trust, Series 2020-1, Class
B1, 5.38%, 3/25/2065(a)(b) 970,000 949,667
Total Collateralized Mortgage Obligations
(cost $36,991,510)
34,736,040
Commercial Mortgage-Backed Securities 9.9%
Principal
Amount ($) Value ($)
BAMLL Commercial Mortgage
Securities Trust, Series
2021-JACX, Class E,
5.07%, 9/15/2038(a)(b) 965,000 911,952
BX Commercial Mortgage
Trust, Series 2021-
VOLT, Class F, 3.72%,
9/15/2036(a)(b) 1,000,000 930,348
BX Trust, Series 2021-
ARIA, Class D, 3.22%,
10/15/2036(a)(b) 3,000,000 2,792,862
Commercial Mortgage Trust,
Series 2015-CR26, Class D,
3.62%, 10/10/2048(b) 3,000,000 2,581,322
FHLMC Multifamily Structured
Credit Risk REMICS
Series 2021-MN1, Class
M2, 4.68%, 1/25/2051(a)(b) 1,275,000 1,103,841
Series 2021-MN3, Class
M2, 4.93%, 11/25/2051(a)
(b) 1,615,000 1,393,384
GS Mortgage Securities Corp.
Trust
Series 2021-IP, Class D,
3.42%, 10/15/2036(a)(b) 700,000 652,787
Series 2021-IP, Class E,
4.87%, 10/15/2036(a)(b) 300,000 277,874
JPMDB Commercial Mortgage
Securities Trust, Series
2016-C2, Class D, 3.51%,
6/15/2049(a)(b) 2,500,000 1,568,100
Med Trust, Series 2021-
MDLN, Class F, 5.33%,
11/15/2038(a)(b) 2,300,000 2,150,537
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C22, Class D,
4.35%, 4/15/2048(a)(b) 2,000,000 1,628,410
Series 2017-C33, Class D,
3.36%, 5/15/2050(a) 3,250,000 2,623,262
Morgan Stanley Capital
I Trust, Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(a) 1,400,000 1,174,906
Multifamily Connecticut
Avenue Securities Trust,
Series 2019-01, Class CE,
10.37%, 10/15/2049(a)(b) 2,136,000 2,087,497
SLG Office Trust, Series
2021-OVA, Class E, 2.85%,
7/15/2041(a) 3,425,000 2,649,982
Total Commercial Mortgage-Backed
Securities
(cost $27,236,492) 24,527,064

16 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Common Stocks 0.2%
Shares Value ($)
Airlines 0.2%
Grupo Aeromexico SAB de
CV * 43,743 473,028
Paper & Forest Products 0.0%
†
Catalyst Paper Corp. *^∞ 344,368 0
Total Common Stocks
(cost $729,291)
473,028
Convertible Bonds 1.3%
Principal
Amount ($)
Airlines 0.6%
Air Canada, 4.00%,
7/1/2025*(c) 1,377,000 1,500,208
Hotels, Restaurants & Leisure 0.4%
DraftKings Holdings, Inc.,
0.00%, 3/15/2028* 1,789,000 1,096,657
Pharmaceuticals 0.3%
Tricida , Inc., 3.50%,
5/15/2027* 1,260,000 653,940
Total Convertible Bonds
(cost $4,449,091)
3,250,805
Convertible Preferred Stock 1.0%
Banks 1.0%
Wells Fargo & Co., 7.50%, 1,926 2,341,072
Total Convertible Preferred
Stock
(cost $2,766,608) 2,341,072
Corporate Bonds 54.0%
Aerospace & Defense 0.4%
Boeing Co. (The) ,
5.81%, 5/1/2050 1,040,000 955,211
Air Freight & Logistics 0.6%
Western Global Airlines LLC ,
10.38%, 8/15/2025(a)(c) 1,530,000 1,472,701
Airlines 2.6%
American Airlines, Inc. ,
5.50%, 4/20/2026(a)(c) 415,000 381,296
5.75%, 4/20/2029(a) 345,000 294,547
Gol Finance SA ,
8.00%, 6/30/2026(a) 3,225,000 2,144,625
Grupo Aeromexico SAB de
CV ,
8.50%, 3/17/2027(a) 2,365,000 2,274,235
Mileage Plus Holdings LLC ,
6.50%, 6/20/2027(a) 1,335,000 1,312,038
6,406,741
Auto Components 0.9%
Dealer Tire LLC ,
8.00%, 2/1/2028(a) 1,247,000 1,077,283
Corporate Bonds
Principal
Amount ($) Value ($)
Auto Components
Iochpe-Maxion Austria GmbH ,
5.00%, 5/7/2028(a) 1,280,000 1,058,560
2,135,843
Banks 6.9%
Bank of Nova Scotia (The) ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.05%),
4.59%, 5/4/2037(d) 2,695,000 2,477,672
Citigroup, Inc. ,
(SOFR + 2.09%), 4.91%,
5/24/2033(d) 1,370,000 1,351,814
ING Groep NV ,
Series NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(d)(e) 2,408,000 1,642,013
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.35%),
3.03%, 11/28/2035(d) 1,815,000 1,448,895
Nordea Bank Abp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.60%),
3.75%, 3/01/2029(a)(d)(e) 940,000 692,317
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.20%),
6.22%, 6/15/2033(a)(d) 2,300,000 2,195,253
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.90%),
4.03%, 1/21/2043(a)(d) 1,255,000 887,545
Toronto-Dominion Bank (The) ,
4.46%, 6/8/2032(c) 1,625,000 1,606,856
UniCredit SpA ,
(USD ICE Swap Rate 5
Year + 3.70%), 5.86%,
6/19/2032(a)(c)(d) 3,000,000 2,641,011
Wells Fargo & Co. ,
(SOFR + 1.50%), 3.35%,
3/2/2033(d) 2,215,000 1,965,736
16,909,112
Biotechnology 0.8%
Cidron Aida Finco Sarl ,
5.00%, 4/1/2028(a) EUR 1,800,000 1,566,882
Grifols Escrow Issuer SA ,
4.75%, 10/15/2028(a)(c) 590,000 511,695
2,078,577
Building Products 1.2%
Builders FirstSource , Inc. ,
6.38%, 6/15/2032(a) 1,200,000 1,071,000

NVIT Amundi Multi Sector Bond Fund - June 30, 2022 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products
Fortune Brands Home &
Security, Inc. ,
4.50%, 3/25/2052 335,000 258,752
MIWD Holdco II LLC ,
5.50%, 2/1/2030(a) 125,000 100,596
Standard Industries, Inc. ,
4.38%, 7/15/2030(a)(c) 1,815,000 1,431,581
2,861,929
Capital Markets 2.7%
Ameriprise Financial, Inc. ,
4.50%, 5/13/2032 970,000 953,408
Morgan Stanley ,
(SOFR + 2.62%), 5.30%,
4/20/2037(d) 1,310,000 1,268,603
Nomura Holdings, Inc. ,
5.61%, 7/6/2029 3,550,000 3,552,411
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(d) 900,000 890,668
6,665,090
Chemicals 2.2%
Albemarle Corp. ,
5.65%, 6/1/2052 2,670,000 2,669,226
INEOS Finance plc ,
2.88%, 5/1/2026(a) EUR 1,685,000 1,536,737
NOVA Chemicals Corp. ,
5.25%, 6/1/2027(a)(c) 1,355,000 1,162,183
5,368,146
Commercial Services & Supplies 1.1%
Allied Universal Holdco LLC ,
3.63%, 6/1/2028(a) 850,000 670,259
4.63%, 6/1/2028(a) 590,000 486,575
4.63%, 6/1/2028(a)(c) 390,000 315,593
6.00%, 6/1/2029(a)(c) 520,000 377,609
GFL Environmental, Inc. ,
4.38%, 8/15/2029(a)(c) 1,170,000 941,850
2,791,886
Communications Equipment 2.2%
Ciena Corp. ,
4.00%, 1/31/2030(a)(c) 1,960,000 1,691,735
CommScope , Inc. ,
4.75%, 9/1/2029(a)(c) 1,340,000 1,080,971
Motorola Solutions, Inc. ,
5.60%, 6/1/2032 2,680,000 2,702,284
5,474,990
Construction & Engineering 1.7%
Artera Services LLC ,
9.03%, 12/4/2025(a)(c) 1,055,000 850,119
Dycom Industries, Inc. ,
4.50%, 4/15/2029(a)(c) 1,109,000 968,279
Promontoria Holding 264 BV ,
6.38%, 3/1/2027(a) 1,355,000 1,180,164
Corporate Bonds
Principal
Amount ($) Value ($)
Construction & Engineering
Promontoria Holding 264 BV,
7.88%, 3/1/2027(a) 1,255,000 1,158,922
4,157,484
Consumer Finance 3.5%
AerCap Ireland Capital DAC ,
3.30%, 1/30/2032 1,090,000 872,536
Avation Capital SA ,
8.25%, 10/31/2026(a)(f) 2,032,030 1,604,944
Ford Motor Credit Co. LLC ,
2.33%, 11/25/2025 EUR 1,890,000 1,751,982
2.90%, 2/10/2029 3,000,000 2,352,720
3.63%, 6/17/2031 600,000 465,000
VistaJet Malta Finance plc ,
7.88%, 5/1/2027(a)(c) 810,000 714,825
6.38%, 2/1/2030(a)(c) 1,192,000 953,600
8,715,607
Diversified Telecommunication Services 1.4%
Altice France SA ,
5.13%, 1/15/2029(a) 200,000 151,522
5.13%, 7/15/2029(a) 1,785,000 1,347,675
Total Play Telecomunicaciones
SA de CV ,
6.38%, 9/20/2028(a) 1,355,000 1,066,656
Windstream Escrow LLC ,
7.75%, 8/15/2028(a)(c) 1,135,000 913,675
3,479,528
Electric Utilities 2.8%
Enel Finance International NV ,
5.00%, 6/15/2032(a)(c) 3,260,000 3,147,307
Light Servicos de Eletricidade
SA ,
4.38%, 6/18/2026(a) 1,730,000 1,523,073
NRG Energy, Inc. ,
3.88%, 2/15/2032(a)(c) 1,675,000 1,330,424
Vistra Operations Co. LLC ,
5.00%, 7/31/2027(a) 1,000,000 909,110
4.38%, 5/1/2029(a)(c) 85,000 71,114
6,981,028
Electrical Equipment 0.3%
Energizer Gamma Acquisition
BV ,
3.50%, 6/30/2029(a) 1,080,000 803,399
Electronic Equipment, Instruments & Components 0.6%
Belden, Inc. ,
3.38%, 7/15/2031(a) 1,925,000 1,488,016
Energy Equipment & Services 0.5%
Transocean Sentry Ltd. ,
5.38%, 5/15/2023(a) 1,294,402 1,219,974
Equity Real Estate Investment Trusts (REITs) 1.0%
HAT Holdings I LLC ,
3.38%, 6/15/2026(a)(c) 1,022,000 878,920

18 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Uniti Group LP ,
6.00%, 1/15/2030(a)(c) 2,200,000 1,521,960
2,400,880
Food Products 2.1%
Lamb Weston Holdings, Inc. ,
4.13%, 1/31/2030(a)(c) 1,220,000 1,055,983
4.38%, 1/31/2032(a)(c) 1,220,000 1,061,400
Minerva Luxembourg SA ,
4.38%, 3/18/2031(a)(c) 2,245,000 1,794,339
Simmons Foods, Inc. ,
4.63%, 3/1/2029(a) 1,356,000 1,146,362
5,058,084
Health Care Providers & Services 0.3%
US Acute Care Solutions LLC ,
6.38%, 3/1/2026(a) 900,000 805,964
Hotels, Restaurants & Leisure 1.0%
Deuce Finco plc ,
5.50%, 6/15/2027(a) GBP 655,000 631,774
Genting New York LLC ,
3.30%, 2/15/2026(a) 605,000 542,261
Grupo Posadas SAB de CV ,
4.00%, 12/30/2027(a)(c)(f)
(g) 779,690 600,296
Viking Ocean Cruises Ship VII
Ltd. ,
5.63%, 2/15/2029(a) 910,000 717,539
2,491,870
Household Durables 0.2%
TopBuild Corp. ,
4.13%, 2/15/2032(a) 690,000 531,190
Insurance 1.2%
Farmers Exchange Capital III ,
(ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(a)(d) 2,010,000 1,980,820
Liberty Mutual Insurance Co. ,
7.70%, 10/15/2097(a) 730,000 877,985
Mutual of Omaha Insurance
Co. ,
(ICE LIBOR USD 3
Month + 2.64%), 4.30%,
7/15/2054(a)(d) 170,000 163,709
3,022,514
IT Services 0.5%
Cogent Communications
Group, Inc. ,
7.00%, 6/15/2027(a) 1,350,000 1,293,300
Machinery 0.2%
Park-Ohio Industries, Inc. ,
6.63%, 4/15/2027 590,000 466,100
Marine 1.1%
Hidrovias International
Finance SARL ,
4.95%, 2/8/2031(a)(c) 970,000 750,538
Corporate Bonds
Principal
Amount ($) Value ($)
Marine
Seaspan Corp. ,
Reg. S, 6.50%,
4/29/2026(a) 1,800,000 1,717,200
5.50%, 8/1/2029(a) 380,000 302,989
2,770,727
Media 0.8%
CSC Holdings LLC ,
4.63%, 12/1/2030(a) 1,400,000 936,236
5.00%, 11/15/2031(a) 300,000 202,211
Diamond Sports Group LLC ,
6.63%, 8/15/2027(a)(c) 693,000 83,160
Stagwell Global LLC ,
5.63%, 8/15/2029(a)(c) 846,000 679,787
1,901,394
Metals & Mining 1.8%
Anglo American Capital plc ,
4.75%, 3/16/2052(a) 1,065,000 914,525
Coeur Mining, Inc. ,
5.13%, 2/15/2029(a) 860,000 595,755
FMG Resources August 2006
Pty. Ltd. ,
6.13%, 4/15/2032(a)(c) 1,280,000 1,152,000
Mineral Resources Ltd. ,
8.00%, 11/1/2027(a)(c) 585,000 570,375
8.50%, 5/1/2030(a)(c) 615,000 605,775
Novelis Corp. ,
3.88%, 8/15/2031(a) 420,000 323,480
TMS International Corp. ,
6.25%, 4/15/2029(a) 346,000 250,473
4,412,383
Multi-Utilities 0.4%
Algonquin Power & Utilities
Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.25%),
4.75%, 1/18/2082(c)(d) 1,330,000 1,103,875
Oil, Gas & Consumable Fuels 6.1%
Boardwalk Pipelines LP ,
3.60%, 9/1/2032 340,000 287,659
Energy Transfer LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(c)(d)(e) 2,321,000 1,991,770
EnLink Midstream Partners
LP ,
5.60%, 4/1/2044 540,000 382,435
5.05%, 4/1/2045 420,000 284,025
5.45%, 6/1/2047 1,620,000 1,146,539
Golar LNG Ltd. ,
7.00%, 10/20/2025(a) 688,751 633,651
Harbour Energy plc ,
5.50%, 10/15/2026(a) 1,245,000 1,118,944

NVIT Amundi Multi Sector Bond Fund - June 30, 2022 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
International Petroleum Corp. ,
Reg. S, 7.25%, 2/1/2027(a) 1,154,000 1,090,530
MC Brazil Downstream
Trading SARL ,
7.25%, 6/30/2031(a) 2,190,000 1,740,371
Midwest Connector Capital
Co. LLC ,
4.63%, 4/1/2029(a) 1,467,000 1,383,500
Petroleos Mexicanos ,
6.70%, 2/16/2032 2,047,000 1,560,837
6.75%, 9/21/2047 508,000 313,690
SCC Power plc ,
8.00%, 12/31/2028(a)(f) 1,804,511 772,732
4.00%, 5/17/2032(a)(f) 977,444 92,857
Tullow Oil plc ,
10.25%, 5/15/2026(a) 1,306,000 1,247,230
Vermilion Energy, Inc. ,
6.88%, 5/1/2030(a) 1,245,000 1,114,275
15,161,045
Pharmaceuticals 1.5%
Gruenenthal GmbH ,
4.13%, 5/15/2028(a) EUR 1,545,000 1,384,316
4.13%, 5/15/2028(a) 555,000 497,278
Organon & Co. ,
2.88%, 4/30/2028(a) 555,000 485,769
4.13%, 4/30/2028(a) 395,000 349,575
Teva Pharmaceutical Finance
Netherlands II BV ,
6.00%, 1/31/2025 515,000 525,010
3.75%, 5/9/2027 200,000 177,297
4.38%, 5/9/2030 415,000 345,488
3,764,733
Professional Services 0.2%
CoreLogic , Inc. ,
4.50%, 5/1/2028(a) 680,000 523,600
Real Estate Management & Development 0.4%
Kennedy-Wilson, Inc. ,
4.75%, 2/1/2030 1,160,000 907,700
Semiconductors & Semiconductor Equipment 0.3%
Broadcom, Inc. ,
4.15%, 4/15/2032(a)(c) 850,000 767,384
Software 0.1%
Minerva Merger Sub, Inc. ,
6.50%, 2/15/2030(a)(c) 395,000 328,478
Specialty Retail 1.8%
AutoNation, Inc. ,
3.85%, 3/1/2032 1,750,000 1,507,895
Penske Automotive Group,
Inc. ,
3.75%, 6/15/2029(c) 1,615,000 1,344,746
Shiba Bidco SpA ,
4.50%, 10/31/2028(a) 1,710,000 1,469,435
4,322,076
Corporate Bonds
Principal
Amount ($) Value ($)
Thrifts & Mortgage Finance 0.3%
United Wholesale Mortgage
LLC ,
5.50%, 4/15/2029(a)(c) 850,000 650,802
Trading Companies & Distributors 0.3%
Beacon Roofing Supply, Inc. ,
4.13%, 5/15/2029(a)(c) 805,000 654,642
Total Corporate Bonds
(cost $157,546,765)
133,304,003
Foreign Government Securities 0.8%
MEXICO 0.5%
United Mexican States,
4.28%, 8/14/2041 1,590,000 1,256,632
SERBIA 0.3%
Republic of Serbia,
2.05%, 9/23/2036(a) EUR 1,225,000 751,796
Total Foreign Government Securities
(cost $2,986,472)
2,008,428
Loan Participations 3.9%
Airlines 0.5%
LaserShip , Inc., 1st Lien Term
Loan, (ICE LIBOR USD 3
Month + 4.50%), 7.38%,
5/7/2028 (d) 655,050 581,357
Propulsion (BC) Finco , Term
Loan, (SOFR + 4.00%), –%,
2/10/2029 (d) 780,000 737,100
1,318,457
0
Auto Components 0.2%
Autokiniton US Holdings, Inc.,
Term Loan B, (ICE LIBOR
USD 1 Month + 4.50%),
5.62%, 4/6/2028 (d) 483,348 445,888
0
Construction Machinery 0.2%
PECF USS Intermediate
Holding III Corp., Initial Term
Loan, (ICE LIBOR USD 1
Month + 4.25%), 5.92%,
12/15/2028 (d) 537,300 483,570
0
Health Care Equipment & Supplies 0.3%
Petco Health and Wellness
Co., Inc., 1st Lien Term
Loan, (ICE LIBOR USD 3
Month + 3.25%), 5.50%,
3/3/2028 (d) 849,250 798,694
0
Homefurnishing Retail 0.4%
Osmosis Buyer Ltd. Term
Loan, (SOFR + 4.00%), –%,
7/31/2028 (d) 1,112,222 1,008,419
0

20 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Loan Participations
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure 0.7%
Enterprise Development
Authority, Term Loan B,
(ICE LIBOR USD 1 Month +
4.25%), 5.92%, 2/28/2028
(d) 1,713,757 1,630,211
0
Media 0.6%
Radiate Holdco LLC, Term
Loan, (ICE LIBOR USD 1
Month + 3.25%), 4.92%,
9/25/2026 (d) 1,676,575 1,555,023
0
Metal Fabrication/Hardware 0.5%
Grinding Media, Inc. 1st Lien
Term Loan, (ICE LIBOR
USD 3 Month + 4.00%),
4.80%, 10/12/2028 (d) 1,389,500 1,264,445
0
Oil & Gas Services 0.5%
ProFrac Holdings II, LLC, 1st
Leam Term Loan, (SOFR +
8.50%), 10.01%, 3/4/2025
(d) 1,143,769 1,120,894
0
Total Loan Participations
(cost $10,283,967) 9,625,601
Municipal Bonds 0.5%
Arizona 0.4%
Arizona Industrial
Development Authority, RB,
Series A, 3.00%, 2/1/2045 1,300,000 997,215
Florida 0.1%
South Broward Hospital
District, RB, Series A,
2.38%, 5/1/2045 525,000 350,747
Total Municipal Bonds
(cost $1,482,067)
1,347,962
Repurchase Agreements 2.5%
Bank of America NA
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $3,000,130,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
2/1/2043 - 6/1/2045; total
market value $3,060,000.
(h)( i ) 3,000,000 3,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $3,056,002,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072;
total market value
$3,116,988. (h)( i ) 3,055,870 3,055,870
Total Repurchase Agreements
(cost $6,055,870)
6,055,870
Total Investments
(cost $269,990,405) — 95.4%
235,373,922
Other assets in excess of
liabilities — 4.6% 11,290,036
NET ASSETS — 100.0%
$ 246,663,958
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2022 was
$166,666,890 which represents 67.57% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2022.
(c) The security or a portion of this security is on loan as of June
30, 2022. The total value of securities on loan as of June 30,
2022 was $22,384,782, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $6,055,870 and by $17,415,857 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 4.75%, and maturity dates ranging from
7/31/2022 – 5/15/2052, a total value of $23,471,727.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2022.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2022. The
maturity date reflects the next call date.
(f) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(g) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2022.

NVIT Amundi Multi Sector Bond Fund - June 30, 2022 (Unaudited) - Statement of Investments - 21
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $6,055,870.
( i ) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
GBP British Pound
MXN Mexican Peso
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of June 30, 2022
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
38-V1 5.00 Quarterly 6/20/2027 4.61 USD 76,000,000 (700,463) 2,777,117 2,076,654
Markit CDX
North American
Investment Grade
Index Series
38-V1 1.00 Quarterly 6/20/2027 0.83 USD 61,000,000 (915,559) 916,297 738
(1,616,022) 3,693,414 2,077,392
As of June 30, 2022, the Fund had $5,332,955 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

22 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Forward Foreign Currency Contracts outstanding as of June 30, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 15,384,368 EUR 14,550,000 HSBC Bank PLC 7/25/2022 116,232
USD 689,115 GBP 562,000 Brown Brothers Harriman Co. 9/23/2022 3,907
Total unrealized appreciation 120,139
MXN 1,488,000 USD 74,025 Brown Brothers Harriman Co. 7/22/2022 (263)
MXN 744,230 USD 37,438 HSBC Bank PLC 7/22/2022 (545)
USD 623,786 MXN 12,723,089 HSBC Bank PLC 7/22/2022 (6,914)
Total unrealized depreciation (7,722)
Net unrealized appreciation 112,417
Currency:
EUR Euro
GBP British pound
MXN Mexican peso
USD United States dollar
Futures contracts outstanding as of June 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 192 9/2022 USD 40,323,000 103,774
U.S. Treasury Long Bond 32 9/2022 USD 4,436,000 (79,825)
Total long contracts 23,949
Short Contracts
Euro- Bobl (16) 9/2022 EUR (2,082,319) 15,879
Euro-Bund (30) 9/2022 EUR (4,677,420) 101,710
U.S. Treasury 5 Year Note (32) 9/2022 USD (3,592,000) 31,419
U.S. Treasury 10 Year Note (181) 9/2022 USD (21,454,156) 199,519
U.S. Treasury 10 Year Ultra Note (317) 9/2022 USD (40,377,875) 578,028
U.S. Treasury Ultra Bond (86) 9/2022 USD (13,273,562) 355,230
Total short contracts 1,281,785
Net contracts 1,305,734
As of June 30, 2022, the Fund had $1,915,594 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
EUR Euro
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT BNY Mellon Core Plus Bond Fund - June 30, 2022 (Unaudited) - Statement of Investments - 23
Asset-Backed Securities 8.0%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 45,650 43,350
Automobiles 1.3%
AmeriCredit Automobile
Receivables Trust
Series 2022-1, Class A2,
2.05%, 1/20/2026 2,966,000 2,934,758
Series 2022-2, Class B,
4.81%, 4/18/2028 1,814,000 1,837,825
Drive Auto Receivables Trust,
Series 2021-2, Class B,
0.58%, 12/15/2025 6,250,000 6,108,438
Exeter Automobile
Receivables Trust, Series
2022-3A, Class B, 4.86%,
12/15/2026 2,644,000 2,650,447
Santander Drive Auto
Receivables Trust
Series 2021-3, Class B,
0.60%, 12/15/2025 5,875,000 5,777,293
Series 2022-1, Class B,
2.36%, 8/17/2026 4,273,000 4,117,152
Volkswagen Auto Lease Trust,
Series 2022-A, Class A3,
3.44%, 7/21/2025 1,034,000 1,031,413
24,457,326
Equity Real Estate Investment Trusts (REITs)
0.2%
SBA Tower Trust, 2.59%,
10/15/2031(a) 3,130,000 2,710,239
Other 5.7%
Apidos CLO XXXIX, Series
2022-39A, Class A1, 2.04%,
4/21/2035(a)(b) 8,660,000 8,443,463
Cerberus Loan Funding
XXXVII LP, Series 2022-
1A, Class A1, 2.65%,
4/15/2034(a)(b) 5,600,000 5,401,427
DataBank Issuer, Series
2021-2A, Class A2, 2.40%,
10/25/2051(a) 4,008,000 3,569,952
DB Master Finance LLC,
Series 2021-1A, Class A2I,
2.05%, 11/20/2051(a) 4,165,070 3,697,978
Flexential Issuer, Series
2021-1A, Class A2, 3.25%,
11/27/2051(a) 4,941,000 4,517,305
Fortress Credit Opportunities
IX CLO Ltd., Series 2017-
9A, Class A1TR, 2.59%,
10/15/2033(a)(b) 7,250,000 6,978,277
FREED ABS Trust, Series
2021-3FP, Class B, 1.01%,
11/20/2028(a) 2,880,000 2,791,638
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
MCF CLO IX Ltd., Series
2019-1A, Class A1R,
2.35%, 7/17/2031(a)(b) 6,213,000 5,973,492
MF1 Ltd.
Series 2021-FL7, Class AS,
3.06%, 10/16/2036(a)(b) 6,378,500 6,051,354
Series 2022-FL8, Class A,
2.14%, 2/19/2037(a)(b) 4,332,500 4,189,748
Neuberger Berman Loan
Advisers CLO 47 Ltd.,
Series 2022-47A, Class A,
1.55%, 4/14/2035(a)(b) 12,721,428 12,230,213
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 7,268,000 6,338,516
Pagaya AI Debt Selection
Trust, Series 2021-3, Class
A, 1.15%, 5/15/2029(a) 1,446,080 1,406,359
PFS Financing Corp., Series
2021-B, Class A, 0.77%,
8/15/2026(a) 8,280,000 7,676,278
Purewest Funding LLC, Series
2021-1, Class A1, 4.09%,
12/22/2036(a) 2,380,139 2,297,721
Textainer Marine Containers
VII Ltd.
Series 2020-2A, Class A,
2.10%, 9/20/2045(a) 3,523,557 3,188,793
Series 2021-2A, Class A,
2.23%, 4/20/2046(a) 3,422,667 3,041,212
Trestles CLO IV Ltd., Series
2021-4A, Class A, 2.27%,
7/21/2034(a)(b) 1,450,000 1,402,979
Upstart Securitization Trust,
Series 2021-5, Class A,
1.31%, 11/20/2031(a) 2,129,996 2,050,853
Voya CLO Ltd., Series
2019-2A, Class A, 2.33%,
7/20/2032(a)(b) 14,600,000 14,274,843
105,522,401
Student Loan 0.8%
Navient Private Education Refi
Loan Trust
Series 2021-EA, Class A,
0.97%, 12/16/2069(a) 6,626,104 5,942,684
Series 2021-GA, Class A,
1.58%, 4/15/2070(a) 6,410,450 5,667,544
Navient Student Loan Trust,
Series 2019-7A, Class A1,
2.12%, 1/25/2068(a)(b) 2,891,497 2,874,888
14,485,116
Total Asset-Backed Securities
(cost $155,282,960)
147,218,432

24 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Collateralized Mortgage Obligations 0.9%
Principal
Amount ($) Value ($)
Angel Oak Mortgage Trust,
Series 2019-6, Class A1,
2.62%, 11/25/2059(a)(b) 786,951 772,681
GCAT Trust, Series 2019-
NQM3, Class A1, 2.69%,
11/25/2059(a)(b) 1,041,305 1,004,008
New Residential Mortgage
Loan Trust
Series 2022-NQM1, Class
A1, 2.28%, 1/25/2026(a)(b) 8,971,127 8,065,430
Series 2019-NQM5, Class
A1, 2.71%, 11/25/2059(a)(b) 1,335,569 1,264,881
Starwood Mortgage
Residential Trust, Series
2021-3, Class A1, 1.13%,
6/25/2056(a)(b) 2,749,249 2,461,152
Verus Securitization Trust
Series 2019-4, Class A1,
2.64%, 11/25/2059(a)(c) 438,714 436,294
Series 2021-3, Class A1,
1.05%, 6/25/2066(a)(b) 3,523,482 3,114,124
Total Collateralized Mortgage Obligations
(cost $18,846,300)
17,118,570
Commercial Mortgage-Backed Securities 1.2%
Citigroup Commercial
Mortgage Trust
Series 2013-GC11, Class B,
3.73%, 4/10/2046(b) 4,100,000 4,067,724
Series 2018-C6, Class A4,
4.41%, 11/10/2051 4,505,000 4,500,056
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5, Class B,
4.14%, 10/15/2045 3,110,000 3,106,280
Series 2015-C28, Class A4,
3.54%, 5/15/2048 3,795,000 3,718,977
Series 2017-C39, Class A5,
3.42%, 9/15/2050 3,895,000 3,744,400
WFRBS Commercial
Mortgage Trust, Series
2014-C22, Class AS,
4.07%, 9/15/2057(b) 2,620,000 2,575,212
Total Commercial Mortgage-Backed
Securities
(cost $23,078,657) 21,712,649
Corporate Bonds 45.6%
Aerospace & Defense 1.5%
Boeing Co. (The) ,
2.20%, 2/4/2026 4,607,000 4,152,591
3.63%, 2/1/2031 10,130,000 8,743,808
5.71%, 5/1/2040 1,560,000 1,455,116
5.81%, 5/1/2050 3,910,000 3,591,224
5.93%, 5/1/2060 1,930,000 1,757,110
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Northrop Grumman Corp. ,
3.25%, 1/15/2028 5,750,000 5,465,500
TransDigm, Inc. ,
6.25%, 3/15/2026(a) 705,000 679,444
6.38%, 6/15/2026 500,000 467,500
7.50%, 3/15/2027 425,000 400,949
5.50%, 11/15/2027 610,000 517,512
27,230,754
Airlines 0.3%
Air Canada ,
3.88%, 8/15/2026(a) 255,000 215,702
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 805,000 739,622
5.75%, 4/20/2029(a) 500,000 426,880
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 1,250,000 1,101,462
4.63%, 4/15/2029(a) 4,641,000 3,936,821
6,420,487
Auto Components 0.0%
†
Goodyear Tire & Rubber Co.
(The) ,
9.50%, 5/31/2025 430,000 444,694
Automobiles 0.8%
Ford Motor Co. ,
4.75%, 1/15/2043 360,000 256,440
5.29%, 12/8/2046 360,000 276,086
General Motors Co. ,
6.80%, 10/1/2027 3,845,000 4,048,258
Stellantis Finance US, Inc. ,
2.69%, 9/15/2031(a) 1,521,000 1,204,239
Volkswagen Group of America
Finance LLC ,
3.13%, 5/12/2023(a) 1,745,000 1,732,505
3.35%, 5/13/2025(a) 3,485,000 3,368,288
3.75%, 5/13/2030(a) 4,385,000 4,026,646
14,912,462
Banks 6.6%
Banco de Credito e
Inversiones SA ,
3.50%, 10/12/2027(a) 200,000 187,750
Banco Santander SA ,
Reg. S, (USD ICE Swap
Rate 5 Year + 4.99%),
7.50%, 2/08/2024(d)(e) 1,200,000 1,173,000
2.75%, 12/3/2030 4,400,000 3,494,644
Bank of America Corp. ,
Series JJ, (ICE LIBOR USD
3 Month + 3.29%), 5.12%,
6/20/2024(d)(e) 1,870,000 1,743,868
Series X, (ICE LIBOR USD
3 Month + 3.71%), 6.25%,
9/05/2024(d)(e) 1,240,000 1,205,280
4.45%, 3/3/2026 4,155,000 4,134,906
Series FF, (ICE LIBOR USD
3 Month + 2.93%), 5.87%,
3/15/2028(d)(e) 1,000,000 878,031

NVIT BNY Mellon Core Plus Bond Fund - June 30, 2022 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(ICE LIBOR USD 3
Month + 1.51%), 3.71%,
4/24/2028(e) 3,125,000 2,978,909
(SOFR + 2.15%), 2.59%,
4/29/2031(e) 4,605,000 3,905,699
(SOFR + 1.32%), 2.69%,
4/22/2032(e) 5,870,000 4,927,970
(SOFR + 1.22%), 2.30%,
7/21/2032(e) 5,145,000 4,157,656
BNP Paribas SA ,
3.50%, 3/1/2023(a) 7,020,000 7,001,890
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.34%),
4.62%, 2/25/2031(a)(d)(e) 1,290,000 952,018
Citigroup, Inc. ,
Series U, (SOFR + 3.81%),
5.00%, 9/12/2024(d)(e) 1,239,000 1,090,320
Series V, (SOFR + 3.23%),
4.70%, 1/30/2025(d)(e) 750,000 609,375
(ICE LIBOR USD 3
Month + 0.90%), 3.35%,
4/24/2025(e) 5,475,000 5,362,485
Series W, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.60%), 4.00%,
12/10/2025(d)(e) 840,000 726,600
(ICE LIBOR USD 3
Month + 1.56%), 3.89%,
1/10/2028(e) 2,080,000 1,999,823
Citizens Financial Group, Inc. ,
Series B, (ICE LIBOR USD
3 Month + 3.00%), 6.00%,
7/06/2023(d)(e) 2,650,000 2,325,691
Fifth Third Bancorp ,
Series H, (ICE LIBOR USD
3 Month + 3.03%), 5.10%,
6/30/2023(d)(e) 2,560,000 2,149,120
Series L, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.22%),
4.50%, 9/30/2025(d)(e) 655,000 609,954
HSBC Holdings plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.65%),
4.60%, 12/17/2030(d)(e) 7,857,000 6,039,319
ING Groep NV ,
(USD Swap Semi 5
Year + 4.45%), 6.50%,
4/16/2025(d)(e) 1,000,000 941,402
(SOFR + 1.64%), 3.87%,
3/28/2026(e) 7,254,000 7,108,309
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.34%),
5.75%, 11/16/2026(d)(e) 1,385,000 1,267,275
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Intesa Sanpaolo SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.60%),
4.20%, 6/1/2032(a)(e) 1,975,000 1,446,600
JPMorgan Chase & Co. ,
Series CC, (ICE LIBOR
USD 3 Month + 2.58%),
4.62%, 11/01/2022(d)(e) 1,430,000 1,242,312
Series FF, (SOFR + 3.38%),
5.00%, 8/01/2024(d)(e) 1,385,000 1,222,262
Series HH, (SOFR
+ 3.13%), 4.60%,
2/01/2025(d)(e) 775,000 654,504
(ICE LIBOR USD 3 Month +
1.16%), 3.22%, 3/1/2025(e) 9,650,000 9,476,377
Series KK, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.85%), 3.65%,
6/01/2026(d)(e) 450,000 368,550
(SOFR + 1.51%), 2.74%,
10/15/2030(e) 4,550,000 3,969,891
(SOFR + 1.07%), 1.95%,
2/4/2032(e) 4,610,000 3,684,652
(SOFR + 1.51%), 2.53%,
11/19/2041(e) 2,385,000 1,706,343
NatWest Group plc ,
4.60%, 6/28/2031(d)(f) 1,890,000 1,391,512
NBK Tier 1 Financing 2 Ltd. ,
(CMTUSD6Y + 2.83%),
4.50%, 8/27/2025(a)(d)(e) 200,000 188,020
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
1.49%, 12/14/2026(a)(e) 6,395,000 5,640,566
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.14%),
4.30%, 8/19/2028(a)(d)(e) 1,820,000 1,330,265
Truist Financial Corp. ,
Series N, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.00%), 4.80%,
9/01/2024(d)(e) 2,185,000 1,955,356
Series L, (ICE LIBOR USD
3 Month + 3.10%), 4.93%,
12/15/2024(d)(e) 760,000 651,172
Series P, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.61%),
4.95%, 9/01/2025(d)(e) 590,000 574,328

26 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Financial Corp.,
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 4.35%), 5.10%,
3/01/2030(d)(e) 650,000 588,250
Turkiye Vakiflar Bankasi TAO ,
6.50%, 1/8/2026(a) 200,000 173,886
Wells Fargo & Co. ,
Series S, (ICE LIBOR USD
3 Month + 3.11%), 5.90%,
6/15/2024(d)(e) 1,290,000 1,166,418
Series U, (ICE LIBOR USD
3 Month + 3.99%), 5.87%,
6/15/2025(d)(e) 645,000 628,810
Series BB, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.45%), 3.90%,
3/15/2026(d)(e) 1,335,000 1,149,769
2.19%, 4/30/2026 1,680,000 1,571,728
(SOFR + 1.51%), 3.53%,
3/24/2028(e) 3,183,000 3,014,770
(SOFR + 1.43%), 2.88%,
10/30/2030(e) 8,980,000 7,896,794
(SOFR + 2.53%), 3.07%,
4/30/2041(e) 5,055,000 3,914,666
122,579,095
Beverages 1.1%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 2,805,000 2,636,391
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050 7,843,000 7,050,668
Constellation Brands, Inc. ,
3.15%, 8/1/2029 2,677,000 2,409,467
2.88%, 5/1/2030 6,555,000 5,702,212
2.25%, 8/1/2031 2,625,000 2,128,866
19,927,604
Biotechnology 1.1%
AbbVie, Inc. ,
2.30%, 11/21/2022 2,105,000 2,100,812
2.95%, 11/21/2026 12,930,000 12,251,777
Amgen, Inc. ,
2.80%, 8/15/2041 5,190,000 3,846,307
Gilead Sciences, Inc. ,
2.80%, 10/1/2050 2,675,000 1,866,721
20,065,617
Building Products 0.4%
Builders FirstSource, Inc. ,
6.38%, 6/15/2032(a) 616,000 549,780
Carrier Global Corp. ,
2.49%, 2/15/2027 1,046,000 951,597
2.72%, 2/15/2030 3,515,000 3,034,964
PGT Innovations, Inc. ,
4.38%, 10/1/2029(a) 823,000 648,903
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products
SRM Escrow Issuer LLC ,
6.00%, 11/1/2028(a) 2,156,000 1,822,316
7,007,560
Capital Markets 2.6%
Credit Suisse Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.82%),
6.37%, 8/21/2026(a)(d)(e) 1,600,000 1,321,997
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.29%),
5.10%, 1/24/2030(a)(d)(e) 1,705,000 1,239,467
Goldman Sachs Group, Inc.
(The) ,
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.62%), 5.50%,
8/10/2024(d)(e) 968,000 934,410
Series R, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.22%), 4.95%,
2/10/2025(d)(e) 1,144,000 1,029,978
(ICE LIBOR USD 3
Month + 1.20%), 3.27%,
9/29/2025(e) 2,200,000 2,137,452
Series T, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.97%),
3.80%, 5/10/2026(d)(e) 605,000 471,889
Series U, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.92%), 3.65%,
8/10/2026(d)(e) 1,060,000 822,901
(SOFR + 1.09%), 1.99%,
1/27/2032(e) 4,720,000 3,728,516
(SOFR + 1.28%), 2.62%,
4/22/2032(e) 5,415,000 4,495,724
2.38%, 7/21/2032 6,565,000 5,308,829
Intercontinental Exchange,
Inc. ,
4.35%, 6/15/2029 3,471,000 3,429,792
Moody's Corp. ,
2.75%, 8/19/2041 2,695,000 1,969,874
Morgan Stanley ,
(SOFR + 1.15%), 2.72%,
7/22/2025(e) 3,440,000 3,314,006
3.63%, 1/20/2027 4,000,000 3,874,235
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(e) 2,825,000 2,680,488
(SOFR + 1.14%), 2.70%,
1/22/2031(e) 7,235,000 6,266,379
(SOFR + 1.02%), 1.93%,
4/28/2032(e) 4,630,000 3,671,444

NVIT BNY Mellon Core Plus Bond Fund - June 30, 2022 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS Group AG ,
Reg. S, (USD Swap Semi
5 Year + 4.59%), 6.87%,
8/07/2025(d)(e) 1,276,000 1,236,176
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.31%),
4.38%, 2/10/2031(a)(d)(e) 1,040,000 760,864
48,694,421
Chemicals 1.4%
Alpek SAB de CV ,
3.25%, 2/25/2031(a) 4,982,000 3,994,368
Braskem Idesa SAPI ,
7.45%, 11/15/2029(a) 2,000,000 1,715,520
6.99%, 2/20/2032(a) 3,628,000 2,800,598
Braskem Netherlands Finance
BV ,
5.88%, 1/31/2050(a) 6,500,000 5,134,415
NOVA Chemicals Corp. ,
5.25%, 6/1/2027(a) 348,000 298,480
Orbia Advance Corp. SAB de
CV ,
2.88%, 5/11/2031(a) 6,351,000 5,096,677
Sasol Financing USA LLC ,
5.88%, 3/27/2024 400,000 391,200
4.38%, 9/18/2026 200,000 176,296
6.50%, 9/27/2028 400,000 362,200
Sherwin-Williams Co. (The) ,
2.90%, 3/15/2052 5,312,000 3,617,900
Tronox, Inc. ,
4.63%, 3/15/2029(a) 290,000 233,189
Westlake Corp. ,
3.38%, 8/15/2061 2,530,000 1,703,483
25,524,326
Commercial Services & Supplies 0.2%
Nielsen Co. Luxembourg
SARL (The) ,
5.00%, 2/1/2025(a) 505,000 493,638
Nielsen Finance LLC ,
5.63%, 10/1/2028(a) 890,000 826,543
5.88%, 10/1/2030(a) 290,000 266,266
Prime Security Services
Borrower LLC ,
5.75%, 4/15/2026(a) 590,000 550,175
3.38%, 8/31/2027(a) 150,000 123,563
6.25%, 1/15/2028(a) 1,250,000 1,045,744
3,305,929
Construction & Engineering 0.0%
†
IHS Netherlands Holdco BV ,
8.00%, 9/18/2027(a) 200,000 175,180
Consumer Finance 3.1%
AerCap Ireland Capital DAC ,
3.30%, 1/30/2032 5,542,000 4,436,323
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Ally Financial, Inc. ,
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.87%), 4.70%,
5/15/2026(d)(e) 1,820,000 1,443,287
Series C, (US Treasury
Yield Curve Rate T Note
Constant Maturity 7
Year + 3.48%), 4.70%,
5/15/2028(d)(e) 695,000 512,736
American Express Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.85%),
3.55%, 9/15/2026(d)(e) 1,625,000 1,322,116
Capital One Financial Corp. ,
(SOFR + 0.69%), 2.20%,
12/6/2024(e) 12,218,000 11,890,417
Series M, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.16%), 3.95%,
9/01/2026(d)(e) 1,000,000 802,500
Discover Financial Services ,
Series C, (ICE LIBOR USD
3 Month + 3.08%), 5.50%,
10/30/2027(d)(e) 3,050,000 2,378,735
Ford Motor Credit Co. LLC ,
3.37%, 11/17/2023 2,900,000 2,824,861
2.30%, 2/10/2025 10,914,000 9,799,681
4.13%, 8/17/2027 7,453,000 6,562,366
5.11%, 5/3/2029 585,000 524,437
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028 2,741,000 2,276,458
2.35%, 1/8/2031 10,208,000 7,914,100
OneMain Finance Corp. ,
6.13%, 3/15/2024 350,000 334,250
7.13%, 3/15/2026 335,000 309,617
3.50%, 1/15/2027 450,000 360,000
Synchrony Financial ,
2.88%, 10/28/2031 5,103,000 3,867,179
57,559,063
Containers & Packaging 0.5%
Ardagh Metal Packaging
Finance USA LLC ,
6.00%, 6/15/2027(a) 200,000 197,946
4.00%, 9/1/2029(a) 3,043,000 2,442,007
Graham Packaging Co., Inc. ,
7.13%, 8/15/2028(a) 295,000 236,738
LABL, Inc. ,
5.88%, 11/1/2028(a) 1,187,000 958,416
Sealed Air Corp. ,
1.57%, 10/15/2026(a) 6,640,000 5,777,177

28 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(a)(c) 585,000 548,498
10,160,782
Diversified Financial Services 0.5%
Jackson Financial, Inc. ,
3.13%, 11/23/2031(a) 10,714,000 8,532,455
MPH Acquisition Holdings
LLC ,
5.75%, 11/1/2028(a) 1,410,000 1,168,467
9,700,922
Diversified Telecommunication Services 2.4%
Altice France Holding SA ,
6.00%, 2/15/2028(a) 1,010,000 716,888
Altice France SA ,
8.13%, 2/1/2027(a) 355,000 326,739
5.50%, 1/15/2028(a) 540,000 435,164
AT&T, Inc. ,
4.35%, 3/1/2029 2,955,000 2,909,604
2.25%, 2/1/2032 4,105,000 3,353,718
3.50%, 6/1/2041 1,420,000 1,133,837
3.50%, 9/15/2053 12,145,000 9,205,892
3.65%, 9/15/2059 1,290,000 966,143
CCO Holdings LLC ,
5.50%, 5/1/2026(a) 100,000 97,571
4.75%, 3/1/2030(a) 55,000 47,039
4.50%, 8/15/2030(a) 855,000 709,888
Consolidated
Communications, Inc. ,
5.00%, 10/1/2028(a) 155,000 123,902
6.50%, 10/1/2028(a) 100,000 85,058
Frontier Communications
Holdings LLC ,
5.88%, 10/15/2027(a) 625,000 561,939
5.00%, 5/1/2028(a) 220,000 187,000
6.75%, 5/1/2029(a) 330,000 271,425
5.88%, 11/1/2029 570,000 438,695
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a) 520,000 443,300
Sprint Capital Corp. ,
6.88%, 11/15/2028 195,000 205,047
8.75%, 3/15/2032 265,000 318,922
TELUS Corp. ,
3.40%, 5/13/2032 9,000,000 8,075,581
Verizon Communications, Inc. ,
1.50%, 9/18/2030 6,085,000 4,863,204
2.65%, 11/20/2040 1,185,000 869,276
3.55%, 3/22/2051 3,500,000 2,805,854
3.70%, 3/22/2061 5,420,000 4,256,987
Virgin Media Finance plc ,
5.00%, 7/15/2030(a) 585,000 463,612
43,872,285
Electric Utilities 2.3%
AES Panama Generation
Holdings SRL ,
4.38%, 5/31/2030(a) 4,000,000 3,417,350
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
American Electric Power Co.,
Inc. ,
2.03%, 3/15/2024 3,156,000 3,053,077
Commonwealth Edison Co. ,
4.00%, 3/1/2049 3,230,000 2,892,424
Duke Energy Corp. ,
3.50%, 6/15/2051 2,665,000 2,009,096
Duke Energy Indiana LLC ,
Series YYY, 3.25%,
10/1/2049 2,500,000 1,932,578
Edison International ,
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.90%), 5.00%,
12/15/2026(d)(e) 2,457,000 1,954,864
Entergy Texas, Inc. ,
1.75%, 3/15/2031 10,050,000 8,127,217
Exelon Corp. ,
4.05%, 4/15/2030 6,194,000 5,943,671
FirstEnergy Corp. ,
Series C, 7.38%,
11/15/2031 45,000 50,513
Series C, 5.35%,
7/15/2047(c) 450,000 379,975
Kentucky Utilities Co. ,
3.30%, 6/1/2050 2,345,000 1,828,681
NextEra Energy Capital
Holdings, Inc. ,
1.90%, 6/15/2028 2,320,000 2,017,280
NRG Energy, Inc. ,
3.63%, 2/15/2031(a) 490,000 384,155
3.88%, 2/15/2032(a) 385,000 305,799
Pacific Gas and Electric Co. ,
3.25%, 6/1/2031 5,875,000 4,745,020
3.30%, 8/1/2040 1,410,000 972,144
Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara ,
Reg. S, 5.25%, 10/24/2042 200,000 171,410
Southwestern Public Service
Co. ,
Series 8, 3.15%, 5/1/2050 2,825,000 2,156,617
Vistra Operations Co. LLC ,
4.38%, 5/1/2029(a) 270,000 225,890
42,567,761
Energy Equipment & Services 0.2%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026 2,886,000 2,647,146
USA Compression Partners
LP ,
6.88%, 4/1/2026 425,000 386,623
6.88%, 9/1/2027 85,000 75,437
3,109,206
Entertainment 0.4%
Lions Gate Capital Holdings
LLC ,
5.50%, 4/15/2029(a) 695,000 542,100

NVIT BNY Mellon Core Plus Bond Fund - June 30, 2022 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
Live Nation Entertainment,
Inc. ,
6.50%, 5/15/2027(a) 785,000 771,985
4.75%, 10/15/2027(a) 385,000 341,310
Magallanes, Inc. ,
3.64%, 3/15/2025(a) 4,095,000 3,966,046
Take-Two Interactive
Software, Inc. ,
3.70%, 4/14/2027 1,476,000 1,432,677
7,054,118
Equity Real Estate Investment Trusts (REITs) 0.9%
Crown Castle International
Corp. ,
1.05%, 7/15/2026 1,655,000 1,431,981
2.10%, 4/1/2031 1,655,000 1,316,341
EPR Properties ,
4.50%, 6/1/2027 385,000 348,485
4.95%, 4/15/2028 340,000 312,660
3.75%, 8/15/2029 140,000 116,523
Extra Space Storage LP ,
2.35%, 3/15/2032 1,535,000 1,216,772
GLP Capital LP ,
3.25%, 1/15/2032 1,358,000 1,088,397
Iron Mountain, Inc. ,
4.88%, 9/15/2027(a) 3,905,000 3,528,363
5.25%, 3/15/2028(a) 785,000 704,687
5.00%, 7/15/2028(a) 70,000 61,998
4.88%, 9/15/2029(a) 110,000 93,492
5.63%, 7/15/2032(a) 895,000 756,790
Ventas Realty LP ,
3.50%, 4/15/2024 6,105,000 6,034,939
VICI Properties LP ,
4.25%, 12/1/2026(a) 174,000 158,916
17,170,344
Food & Staples Retailing 0.4%
7-Eleven, Inc. ,
1.80%, 2/10/2031(a) 3,130,000 2,443,180
Performance Food Group,
Inc. ,
6.88%, 5/1/2025(a) 55,000 54,728
5.50%, 10/15/2027(a) 500,000 462,873
Sysco Corp. ,
6.60%, 4/1/2050 1,511,000 1,742,440
3.15%, 12/14/2051 2,505,000 1,791,284
6,494,505
Food Products 0.7%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032 4,222,000 3,808,132
J M Smucker Co. (The) ,
2.75%, 9/15/2041 4,817,000 3,370,212
Kraft Heinz Foods Co. ,
5.20%, 7/15/2045 35,000 32,390
4.88%, 10/1/2049 5,265,000 4,650,317
Post Holdings, Inc. ,
5.75%, 3/1/2027(a) 36,000 34,875
5.63%, 1/15/2028(a) 780,000 740,376
4.63%, 4/15/2030(a) 705,000 594,858
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Post Holdings, Inc.,
4.50%, 9/15/2031(a) 345,000 282,158
13,513,318
Health Care Equipment & Supplies 0.1%
Stryker Corp. ,
0.60%, 12/1/2023 2,350,000 2,253,604
Health Care Providers & Services 1.2%
Cigna Corp. ,
3.75%, 7/15/2023 5,207,000 5,218,307
Community Health Systems,
Inc. ,
8.00%, 3/15/2026(a) 430,000 391,597
5.63%, 3/15/2027(a) 125,000 105,796
8.00%, 12/15/2027(a) 479,000 434,985
6.00%, 1/15/2029(a) 135,000 111,837
6.88%, 4/15/2029(a) 850,000 548,250
6.13%, 4/1/2030(a) 885,000 539,850
4.75%, 2/15/2031(a) 220,000 161,072
CVS Health Corp. ,
3.00%, 8/15/2026 3,045,000 2,912,207
3.25%, 8/15/2029 3,725,000 3,400,411
1.75%, 8/21/2030 4,080,000 3,267,840
DaVita, Inc. ,
4.63%, 6/1/2030(a) 940,000 733,070
HCA, Inc. ,
7.69%, 6/15/2025 85,000 89,037
5.38%, 9/1/2026 690,000 684,194
3.13%, 3/15/2027(a) 1,099,000 998,470
5.63%, 9/1/2028 145,000 142,636
Tenet Healthcare Corp. ,
6.75%, 6/15/2023 340,000 349,959
4.88%, 1/1/2026(a) 1,856,000 1,707,520
6.13%, 10/1/2028(a) 1,370,000 1,172,419
22,969,457
Hotels, Restaurants & Leisure 0.4%
Caesars Entertainment, Inc. ,
6.25%, 7/1/2025(a) 350,000 337,305
8.13%, 7/1/2027(a) 770,000 744,013
Scientific Games International,
Inc. ,
7.00%, 5/15/2028(a) 655,000 614,672
Starbucks Corp. ,
2.55%, 11/15/2030 5,610,000 4,785,247
Wynn Las Vegas LLC ,
5.50%, 3/1/2025(a) 1,063,000 972,645
5.25%, 5/15/2027(a) 375,000 321,184
7,775,066
Household Durables 0.0%
†
Taylor Morrison Communities,
Inc. ,
5.88%, 6/15/2027(a) 260,000 239,645
5.75%, 1/15/2028(a) 465,000 417,227
5.13%, 8/1/2030(a) 180,000 149,487
806,359

30 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
0.4%
AES Andes SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.92%),
6.35%, 10/7/2079(a)(e) 5,000,000 4,418,723
Calpine Corp. ,
4.50%, 2/15/2028(a) 735,000 667,290
5.13%, 3/15/2028(a) 590,000 519,377
4.63%, 2/1/2029(a) 792,000 659,158
5.00%, 2/1/2031(a) 1,223,000 988,710
7,253,258
Insurance 1.7%
Allianz SE ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.17%),
3.20%, 10/30/2027(a)(d)(e) 8,200,000 5,986,000
American International Group,
Inc. ,
4.38%, 6/30/2050 4,738,000 4,201,391
Jackson National Life Global
Funding ,
1.75%, 1/12/2025(a) 5,963,000 5,623,490
Liberty Mutual Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.32%),
4.12%, 12/15/2051(a)(e) 5,514,000 4,396,452
Massachusetts Mutual Life
Insurance Co. ,
3.73%, 10/15/2070(a) 5,250,000 3,827,564
MetLife, Inc. ,
6.40%, 12/15/2036 7,586,000 7,625,902
31,660,799
Internet & Direct Marketing Retail 0.3%
Amazon.com, Inc. ,
3.10%, 5/12/2051 3,765,000 2,964,801
Prosus NV ,
3.26%, 1/19/2027(a) 2,250,000 1,955,428
4,920,229
IT Services 0.4%
Fidelity National Information
Services, Inc. ,
3.10%, 3/1/2041 5,750,000 4,195,787
International Business
Machines Corp. ,
3.30%, 5/15/2026 2,635,000 2,570,011
Kyndryl Holdings, Inc. ,
2.05%, 10/15/2026(a) 1,054,000 887,227
7,653,025
Media 2.5%
AMC Networks, Inc. ,
4.25%, 2/15/2029 5,799,000 4,698,292
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Charter Communications
Operating LLC ,
2.80%, 4/1/2031 2,835,000 2,270,432
5.75%, 4/1/2048 4,000,000 3,585,419
4.80%, 3/1/2050 1,720,000 1,362,859
3.70%, 4/1/2051 2,565,000 1,735,723
Comcast Corp. ,
2.35%, 1/15/2027 7,820,000 7,289,469
3.30%, 2/1/2027 2,740,000 2,663,214
Cox Communications, Inc. ,
4.80%, 2/1/2035(a) 6,985,000 6,628,113
CSC Holdings LLC ,
7.50%, 4/1/2028(a) 505,000 421,675
6.50%, 2/1/2029(a) 200,000 180,626
5.75%, 1/15/2030(a) 2,425,000 1,764,260
4.63%, 12/1/2030(a) 445,000 297,589
DISH DBS Corp. ,
5.13%, 6/1/2029 345,000 209,636
Omnicom Group, Inc. ,
3.60%, 4/15/2026 7,500,000 7,281,336
Outfront Media Capital LLC ,
5.00%, 8/15/2027(a) 531,000 463,961
4.63%, 3/15/2030(a) 120,000 94,545
Paramount Global ,
4.20%, 5/19/2032 4,317,000 3,807,649
Radiate Holdco LLC ,
4.50%, 9/15/2026(a) 160,000 137,965
6.50%, 9/15/2028(a) 395,000 305,285
Virgin Media Vendor Financing
Notes IV DAC ,
5.00%, 7/15/2028(a) 440,000 364,086
45,562,134
Metals & Mining 0.2%
ArcelorMittal SA ,
7.00%, 10/15/2039(c) 285,000 287,494
6.75%, 3/1/2041(c) 95,000 93,987
CSN Inova Ventures ,
6.75%, 1/28/2028(a) 219,000 190,804
First Quantum Minerals Ltd. ,
6.88%, 3/1/2026(a) 405,000 373,005
Freeport-McMoRan, Inc. ,
5.25%, 9/1/2029 245,000 233,975
5.40%, 11/14/2034 385,000 375,726
5.45%, 3/15/2043 825,000 763,166
Nexa Resources SA ,
5.38%, 5/4/2027(a) 318,000 297,028
Reg. S, 5.38%, 5/4/2027 200,000 186,810
2,801,995
Multiline Retail 0.2%
Macy's Retail Holdings LLC ,
5.88%, 3/15/2030(a) 3,942,000 3,307,514
Multi-Utilities 0.3%
DTE Energy Co. ,
Series F, 1.05%, 6/1/2025 2,645,000 2,432,793

NVIT BNY Mellon Core Plus Bond Fund - June 30, 2022 (Unaudited) - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 3,120,000 2,466,308
4,899,101
Oil, Gas & Consumable Fuels 5.3%
Abu Dhabi Crude Oil Pipeline
LLC ,
Reg. S, 4.60%, 11/2/2047 550,000 520,162
4.60%, 11/2/2047(a) 200,000 189,150
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 795,000 709,696
3.25%, 1/31/2032(a) 630,000 496,125
CITGO Petroleum Corp. ,
7.00%, 6/15/2025(a) 1,207,000 1,167,773
DT Midstream, Inc. ,
4.13%, 6/15/2029(a) 675,000 572,062
4.30%, 4/15/2032(a) 3,995,000 3,662,681
EIG Pearl Holdings Sarl ,
4.39%, 11/30/2046(a) 9,720,000 7,680,491
Energy Transfer LP ,
4.50%, 11/1/2023 4,000,000 4,019,991
2.90%, 5/15/2025 2,930,000 2,784,913
Enterprise Products Operating
LLC ,
4.25%, 2/15/2048 5,310,000 4,466,665
Series E, (ICE LIBOR USD
3 Month + 3.03%), 5.25%,
8/16/2077(e) 2,500,000 2,076,953
Genesis Energy LP ,
6.50%, 10/1/2025 115,000 106,087
6.25%, 5/15/2026 330,000 294,938
Hess Midstream Operations
LP ,
5.50%, 10/15/2030(a) 627,000 562,733
Howard Midstream Energy
Partners LLC ,
6.75%, 1/15/2027(a) 970,000 835,658
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 2,120,000 1,996,603
Korea National Oil Corp. ,
1.75%, 4/18/2025(a) 2,812,000 2,650,080
Leviathan Bond Ltd. ,
Reg. S, 6.75%,
6/30/2030(a) 105,286 94,747
Magellan Midstream Partners
LP ,
3.25%, 6/1/2030 2,270,000 2,018,012
Marathon Oil Corp. ,
4.40%, 7/15/2027 1,710,000 1,669,484
Marathon Petroleum Corp. ,
4.70%, 5/1/2025 9,845,000 9,960,270
MPLX LP ,
4.90%, 4/15/2058 7,900,000 6,519,152
NGPL PipeCo LLC ,
7.77%, 12/15/2037(a) 3,413,000 3,714,152
Parkland Corp. ,
4.50%, 10/1/2029(a) 5,948,000 4,821,695
4.63%, 5/1/2030(a) 3,000,000 2,433,697
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Petroleos de Venezuela SA ,
Reg. S, 6.00%,
5/16/2024(g) 322,820 19,046
Reg. S, + 0.00%), 6.00%,
11/15/2026(e)(g) 830,693 46,519
Reg. S, 5.38%,
4/12/2027(g) 789,800 44,229
Petroleos Mexicanos ,
6.88%, 10/16/2025 97,000 90,790
5.95%, 1/28/2031 435,000 318,150
6.70%, 2/16/2032 759,000 578,738
6.75%, 9/21/2047 303,000 187,102
7.69%, 1/23/2050 116,000 78,857
6.95%, 1/28/2060 131,000 80,631
Phillips 66 ,
1.30%, 2/15/2026 2,420,000 2,176,543
Pioneer Natural Resources
Co. ,
2.15%, 1/15/2031 4,695,000 3,865,530
Saudi Arabian Oil Co. ,
Reg. S, 4.25%, 4/16/2039 950,000 876,052
4.25%, 4/16/2039(a) 200,000 184,432
Southern Gas Corridor CJSC ,
Reg. S, 6.88%, 3/24/2026 2,000,000 1,961,936
6.88%, 3/24/2026(a) 206,000 202,079
Targa Resources Partners LP ,
5.50%, 3/1/2030 6,234,000 5,948,358
Transcanada Trust ,
Series 16-A, (ICE LIBOR
USD 3 Month + 4.64%),
5.87%, 8/15/2076(e) 1,515,000 1,439,250
Valero Energy Corp. ,
4.00%, 6/1/2052 1,972,000 1,573,050
Western Midstream Operating
LP ,
4.55%, 2/1/2030(c) 560,000 484,400
Williams Cos., Inc. (The) ,
4.50%, 11/15/2023 1,955,000 1,968,580
2.60%, 3/15/2031 10,000,000 8,369,558
3.50%, 10/15/2051 2,000,000 1,487,735
98,005,535
Paper & Forest Products 0.2%
Suzano Austria GmbH ,
6.00%, 1/15/2029 200,000 198,234
3.13%, 1/15/2032 5,750,000 4,328,830
4,527,064
Pharmaceuticals 0.4%
Bausch Health Cos., Inc. ,
5.50%, 11/1/2025(a) 340,000 298,617
5.75%, 8/15/2027(a) 3,407,000 2,822,273
Organon & Co. ,
5.13%, 4/30/2031(a) 795,000 685,950
Viatris, Inc. ,
4.00%, 6/22/2050 4,135,000 2,768,743
6,575,583

32 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Real Estate Management & Development 0.1%
Realogy Group LLC ,
4.88%, 6/1/2023(a) 100,000 96,311
5.75%, 1/15/2029(a) 1,105,000 837,944
934,255
Road & Rail 0.4%
AerCap Global Aviation Trust ,
(ICE LIBOR USD 3
Month + 4.30%), 6.50%,
6/15/2045(a)(e) 229,000 210,186
Avis Budget Car Rental LLC ,
5.38%, 3/1/2029(a) 2,483,000 2,065,394
Canadian Pacific Railway Co. ,
3.00%, 12/2/2041 2,941,000 2,300,451
Triton Container International
Ltd. ,
3.15%, 6/15/2031(a) 3,567,000 2,883,085
7,459,116
Semiconductors & Semiconductor Equipment 1.2%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 4,411,000 3,646,769
3.47%, 4/15/2034(a) 9,110,000 7,414,334
3.14%, 11/15/2035(a) 694,000 527,011
3.19%, 11/15/2036(a) 9,155,000 6,959,404
Micron Technology, Inc. ,
2.70%, 4/15/2032 1,124,000 896,217
NXP BV ,
3.25%, 11/30/2051 5,000,000 3,462,146
22,905,881
Software 0.4%
Oracle Corp. ,
4.00%, 7/15/2046 2,510,000 1,855,711
3.60%, 4/1/2050 3,585,000 2,490,350
3.95%, 3/25/2051 1,505,000 1,105,417
VMware, Inc. ,
2.20%, 8/15/2031 2,540,000 2,000,064
7,451,542
Specialty Retail 0.1%
Lowe's Cos., Inc. ,
2.80%, 9/15/2041 1,484,000 1,077,792
Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc. ,
3.35%, 2/9/2027 2,545,000 2,528,595
2.38%, 2/8/2041 2,595,000 1,984,940
2.70%, 8/5/2051 2,530,000 1,886,950
2.55%, 8/20/2060 2,035,000 1,393,615
Dell International LLC ,
5.45%, 6/15/2023 1,302,000 1,315,155
6.02%, 6/15/2026 1,800,000 1,868,322
8.10%, 7/15/2036 1,296,000 1,512,801
8.35%, 7/15/2046 602,000 749,685
3.45%, 12/15/2051(a) 6,699,000 4,532,410
Western Digital Corp. ,
2.85%, 2/1/2029 1,293,000 1,052,754
18,825,227
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco 0.5%
Altria Group, Inc. ,
3.40%, 2/4/2041 1,829,000 1,210,691
4.25%, 8/9/2042 2,457,000 1,834,471
BAT Capital Corp. ,
2.26%, 3/25/2028 4,275,000 3,581,323
BAT International Finance plc ,
1.67%, 3/25/2026 3,036,000 2,686,503
9,312,988
Trading Companies & Distributors 0.0%
†
United Rentals North America,
Inc. ,
3.75%, 1/15/2032 810,000 665,047
Wireless Telecommunication Services 0.9%
Sprint Corp. ,
7.13%, 6/15/2024 355,000 364,319
7.63%, 3/1/2026 315,000 331,892
T-Mobile USA, Inc. ,
2.05%, 2/15/2028 2,985,000 2,591,547
2.63%, 2/15/2029 215,000 180,984
2.40%, 3/15/2029(a) 2,561,000 2,211,611
3.88%, 4/15/2030 5,240,000 4,890,262
2.55%, 2/15/2031 2,990,000 2,515,919
2.88%, 2/15/2031 550,000 456,627
4.38%, 4/15/2040 2,975,000 2,655,565
16,198,726
Total Corporate Bonds
(cost $1,000,847,660)
843,291,730
Foreign Government Securities 1.3%
ANGOLA 0.1%
Republic of Angola,
Reg. S, 8.25%, 5/9/2028 200,000 165,680
Reg. S, 8.00%, 11/26/2029 240,000 189,269
Reg. S, 9.38%, 5/8/2048 1,000,000 720,500
Reg. S, 9.13%, 11/26/2049 200,000 141,080
1,216,529
ARGENTINA 0.1%
Argentine Republic,
1.00%, 7/9/2029 758,076 172,383
0.50%, 7/9/2030(c) 1,280,000 300,395
2.00%, 1/9/2038(c) 1,780,588 504,752
2.50%, 7/9/2041(c) 1,840,000 492,586
1,470,116
CHILE 0.0%
†
Republic of Chile,
2.55%, 7/27/2033 200,000 163,261
COLOMBIA 0.1%
Republic of Colombia,
7.38%, 9/18/2037 132,000 121,873
6.13%, 1/18/2041 290,000 227,039
5.00%, 6/15/2045 1,000,000 668,300

NVIT BNY Mellon Core Plus Bond Fund - June 30, 2022 (Unaudited) - Statement of Investments - 33
Foreign Government Securities
Principal
Amount ($) Value ($)
5.20%, 5/15/2049 330,000 223,426
1,240,638
DOMINICAN REPUBLIC 0.0%
†
Dominican Republic
Government Bond,
Reg. S, 6.00%, 7/19/2028 150,000 139,125
Reg. S, 7.45%, 4/30/2044 100,000 85,260
Reg. S, 6.85%, 1/27/2045 320,000 252,352
Reg. S, 6.40%, 6/5/2049 150,000 111,867
Reg. S, 5.88%, 1/30/2060 650,000 443,148
1,031,752
ECUADOR 0.1%
Republic of Ecuador,
0.00%, 7/31/2030(a) 97,034 40,067
5.00%, 7/31/2030(a)(c) 396,900 255,513
Reg. S, 5.00%,
7/31/2030(c) 310,000 199,569
1.00%, 7/31/2035(a)(c) 750,130 361,604
0.50%, 7/31/2040(a)(c) 476,700 193,967
1,050,720
EGYPT 0.0%
†
Arab Republic of Egypt,
Reg. S, 8.50%, 1/31/2047 400,000 236,120
Reg. S, 7.90%, 2/21/2048 430,000 245,100
Reg. S, 8.70%, 3/1/2049 600,000 357,096
838,316
GHANA 0.1%
Republic of Ghana,
Reg. S, 7.75%, 4/7/2029 400,000 199,000
Reg. S, 10.75%,
10/14/2030 530,000 455,800
Reg. S, 8.63%, 4/7/2034 400,000 192,500
Reg. S, 7.88%, 2/11/2035 200,000 92,878
Reg. S, 8.88%, 5/7/2042 242,000 115,768
Reg. S, 8.95%, 3/26/2051 200,000 93,900
1,149,846
HUNGARY 0.2%
Hungary Government Bond,
5.50%, 6/16/2034(a) 3,990,000 3,865,512
INDONESIA 0.1%
Republic of Indonesia,Reg. S
Reg. S, 8.50%, 10/12/2035 940,000 1,181,894
Reg. S, 7.75%, 1/17/2038 185,000 219,159
Reg. S, 5.25%, 1/17/2042 790,000 769,728
2,170,781
IVORY COAST 0.1%
Republic of Cote d'Ivoire,
Reg. S, 5.75%,
12/31/2032(c) 1,313,890 1,133,230
Reg. S, 6.13%, 6/15/2033 1,350,000 1,056,051
2,189,281
Foreign Government Securities
Principal
Amount ($) Value ($)
KENYA 0.0%
†
Republic of Kenya,
Reg. S, 6.30%, 1/23/2034 200,000 124,228
MEXICO 0.2%
United Mexican States,
4.75%, 4/27/2032 3,615,000 3,465,670
NIGERIA 0.0%
†
Federal Republic of Nigeria,
Reg. S, 7.63%, 11/21/2025 400,000 351,960
Reg. S, 7.88%, 2/16/2032 300,000 208,050
560,010
OMAN 0.0%
†
Sultanate of Oman
Government Bond,
Reg. S, 6.50%, 3/8/2047 200,000 167,528
Reg. S, 6.75%, 1/17/2048 549,000 472,305
Reg. S, 7.00%, 1/25/2051 200,000 175,790
815,623
QATAR 0.1%
State of Qatar,
Reg. S, 3.75%, 4/16/2030 230,000 228,031
Reg. S, 4.82%, 3/14/2049 1,000,000 1,004,714
1,232,745
ROMANIA 0.1%
Romania Government Bond,
Reg. S, 3.00%, 2/14/2031 918,000 705,619
Reg. S, 5.13%, 6/15/2048 290,000 224,750
Reg. S, 4.00%, 2/14/2051 200,000 129,996
1,060,365
SENEGAL 0.0%
†
Republic of Senegal,
Reg. S, 6.75%, 3/13/2048 400,000 253,520
TUNISIA 0.0%
†
Banque Centrale de Tunisie,
Reg. S, 5.75%, 1/30/2025 200,000 109,864
TURKEY 0.0%
†
Turkiye Ihracat Kredi Bankasi
A/S,
5.38%, 10/24/2023(a) 200,000 188,800
8.25%, 1/24/2024(a) 200,000 195,976
384,776
UKRAINE 0.0%
†
Ukraine Government Bond,
Reg. S, 7.75%, 9/1/2025 120,000 30,000
Reg. S, 7.75%, 9/1/2027 410,000 105,780
Reg. S, 9.75%, 11/1/2028 1,500,000 372,900
Reg. S, 6.88%, 5/21/2029 300,000 72,840
Reg. S, 7.38%, 9/25/2032 290,000 71,212
0.00%, 5/31/2040(a)(b) 228,000 56,316
709,048

34 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
VENEZUELA 0.0%
†
Bolivarian Republic of
Venezuela,
Reg. S, 8.25%,
10/13/2024(g) 542,900 43,432
Total Foreign Government Securities
(cost $33,942,197)
25,146,033
Mortgage-Backed Securities 16.4%
FHLMC Gold Pool
Pool# G13072
5.00%, 4/1/2023 183 188
Pool# G13122
5.00%, 4/1/2023 102 105
Pool# G13225
5.00%, 6/1/2023 2,216 2,276
Pool# J08443
5.00%, 7/1/2023 895 919
Pool# C03795
3.50%, 4/1/2042 472,711 464,969
Pool# Q08997
3.50%, 6/1/2042 287,692 282,980
Pool# Q19480
4.00%, 6/1/2043 757,373 761,413
Pool# V80509
4.00%, 10/1/2043 112,674 113,662
Pool# Q29697
3.50%, 11/1/2044 348,803 343,094
Pool# G07961
3.50%, 3/1/2045 281,642 276,911
Pool# V82196
4.50%, 1/1/2046 145,033 149,031
Pool# G61281
3.50%, 1/1/2048 768,780 753,026
FHLMC UMBS Pool
Pool# SB0492
2.00%, 10/1/2035 10,890,679 10,187,258
Pool# QA7325
3.00%, 2/1/2050 1,325,251 1,242,874
Pool# QA6750
3.00%, 2/1/2050 134,782 126,577
Pool# QA8311
3.00%, 3/1/2050 1,023,774 965,408
Pool# QB4785
2.50%, 10/1/2050 1,875,126 1,690,165
Pool# QB9401
2.00%, 3/1/2051 2,492,419 2,175,139
Pool# RA5910
3.50%, 9/1/2051 8,579,757 8,261,329
Pool# QE3991
4.00%, 5/1/2052 9,500,000 9,384,236
Pool# RA7556
4.50%, 6/1/2052 14,000,000 14,112,438
FNMA UMBS Pool
Pool# FM6329
2.00%, 3/1/2036 11,151,922 10,428,176
Pool# CA9439
2.50%, 3/1/2036 21,481,833 20,620,663
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB3424
3.00%, 5/1/2037 9,184,273 9,000,987
Pool# AH9471
4.50%, 4/1/2041 291,573 294,997
Pool# AH4038
4.50%, 4/1/2041 210,217 216,977
Pool# AI3506
4.50%, 6/1/2041 10,625 10,938
Pool# AQ9328
3.50%, 1/1/2043 96,795 95,118
Pool# AB9046
3.50%, 4/1/2043 596,577 586,244
Pool# AT2021
3.50%, 4/1/2043 409,217 402,148
Pool# AB9864
3.50%, 7/1/2043 218,845 215,054
Pool# AS0212
3.50%, 8/1/2043 925,957 909,917
Pool# AS0210
3.50%, 8/1/2043 572,148 562,237
Pool# AU3742
3.50%, 8/1/2043 331,197 325,460
Pool# AU6857
4.00%, 9/1/2043 331,957 333,975
Pool# AU4386
4.00%, 10/1/2043 94,250 95,085
Pool# AS1559
4.00%, 1/1/2044 559,917 564,904
Pool# AW2478
4.50%, 6/1/2044 126,074 128,438
Pool# AL6432
4.00%, 1/1/2045 601,236 605,466
Pool# AS5175
3.50%, 6/1/2045 572,868 561,333
Pool# AS6464
3.50%, 1/1/2046 477,907 467,310
Pool# BO8947
3.00%, 1/1/2050 749,586 701,032
Pool# FM4334
3.00%, 4/1/2050 1,613,971 1,513,952
Pool# BP9581
2.50%, 8/1/2050 1,563,846 1,415,181
Pool# FM5316
2.00%, 12/1/2050 1,685,072 1,469,178
Pool# FS2008
3.00%, 1/1/2051 14,013,661 13,093,851
Pool# FM7599
3.50%, 1/1/2051 9,412,467 9,164,924
Pool# CA8817
2.00%, 2/1/2051 3,679,043 3,207,587
Pool# BR4515
2.00%, 2/1/2051 2,481,507 2,163,569
Pool# BR4029
2.00%, 2/1/2051 2,269,759 1,979,853
Pool# BR4051
2.00%, 2/1/2051 1,673,418 1,459,667
Pool# BR2667
2.00%, 2/1/2051 1,614,449 1,408,944
Pool# BR7795
2.50%, 4/1/2051 3,255,256 2,933,496

NVIT BNY Mellon Core Plus Bond Fund - June 30, 2022 (Unaudited) - Statement of Investments - 35
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM7151
2.00%, 5/1/2051 951,086 829,398
Pool# FM7189
2.50%, 5/1/2051 2,949,161 2,657,971
Pool# FM7738
2.50%, 6/1/2051 2,302,612 2,074,492
Pool# BT0417
2.50%, 6/1/2051 1,434,007 1,292,197
Pool# BT1339
2.50%, 7/1/2051 2,434,165 2,195,008
Pool# FM8178
2.50%, 7/1/2051 1,541,569 1,388,943
Pool# CB1038
2.50%, 7/1/2051 1,441,401 1,298,910
Pool# FM9563
3.00%, 10/1/2051 16,876,058 15,823,253
Pool# FS1380
3.50%, 4/1/2052 9,011,274 8,689,095
Pool# CB3674
3.50%, 5/1/2052 9,753,645 9,393,540
Pool# MA4644
4.00%, 5/1/2052 9,541,857 9,420,386
Pool# CB3678
4.00%, 5/1/2052 9,496,755 9,375,865
Pool# FS1855
4.00%, 5/1/2052 9,253,183 9,211,627
Pool# FS1804
4.00%, 5/1/2052 8,300,506 8,266,828
Pool# FS2074
3.00%, 6/1/2052 5,975,118 5,611,128
Pool# MA4625
3.50%, 6/1/2052 9,761,834 9,399,530
Pool# FS2323
4.00%, 7/1/2052 6,696,000 6,646,015
Pool# FS2293
4.50%, 7/1/2052 18,200,000 18,488,405
GNMA II Pool
Pool# MA0699
3.50%, 1/20/2043 511,172 506,089
Pool# MA0783
3.50%, 2/20/2043 623,488 618,998
Pool# MA2892
3.50%, 6/20/2045 31,722 31,383
Pool# MA3663
3.50%, 5/20/2046 369,854 364,625
Pool# MA3803
3.50%, 7/20/2046 174,119 171,638
Pool# MA4262
3.50%, 2/20/2047 14,751 14,541
Pool# MA4510
3.50%, 6/20/2047 566,034 557,504
Pool# MA4586
3.50%, 7/20/2047 383,226 377,249
Pool# MA4837
3.50%, 11/20/2047 664,613 653,472
Pool# MA4962
3.50%, 1/20/2048 391,653 384,989
Pool# MA6542
3.50%, 3/20/2050 439,979 431,086
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA6994
2.00%, 11/20/2050 11,746,940 10,486,356
Pool# MA7590
3.00%, 9/20/2051 12,837,989 12,124,263
Pool# MA7705
2.50%, 11/20/2051 17,276,526 15,871,360
Total Mortgage-Backed Securities
(cost $314,340,979)
302,886,803
Municipal Bonds 0.4%
California 0.2%
State of California,
GO, 7.55%, 4/1/2039 3,000,000 4,069,464
Michigan 0.2%
University of Michigan, RB,
Series C, 3.60%, 4/1/2047 3,285,000 3,032,526
Total Municipal Bonds
(cost $8,398,791)
7,101,990
Supranational 0.7%
Banque Ouest Africaine de
Developpement
5.00%, 7/27/2027 200,000 181,752
4.70%, 10/22/2031(a) 200,000 166,000
Eastern & Southern African
Trade & Development Bank
(The), 4.88%, 5/23/2024 200,000 188,776
European Investment Bank,
0.63%, 10/21/2027 1,365,000 1,196,884
International Bank for
Reconstruction &
Development
0.50%, 10/28/2025 3,870,000 3,548,653
0.75%, 11/24/2027 5,280,000 4,643,476
0.75%, 8/26/2030 3,450,000 2,848,738
Total Supranational
(cost $14,547,196)
12,774,279
U.S. Government Agency Securities 0.5%
FHLB, 5.50%, 7/15/2036 2,310,000 2,784,000
FNMA
0.50%, 11/7/2025 2,245,000 2,061,128
5.63%, 7/15/2037 3,060,000 3,731,913
Total U.S. Government Agency Securities
(cost $9,209,461)
8,577,041

36 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
U.S. Treasury Obligations 25.3%
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
1.13%, 5/15/2040 12,950,700 9,014,901
1.88%, 2/15/2041 2,702,000 2,119,065
2.25%, 5/15/2041 20,013,000 16,699,910
1.75%, 8/15/2041 92,399,800 70,285,207
3.63%, 8/15/2043 1,745,000 1,790,943
3.13%, 8/15/2044 30,177,900 28,584,130
3.13%, 5/15/2048 5,250,000 5,080,810
1.25%, 5/15/2050 6,444,600 4,100,377
1.88%, 2/15/2051 8,220,200 6,166,113
2.38%, 5/15/2051 68,814,400 58,091,719
1.88%, 11/15/2051 1,645,000 1,234,264
2.25%, 2/15/2052 2,978,300 2,451,048
U.S. Treasury Notes
0.38%, 1/31/2026 930,000 845,646
0.75%, 8/31/2026 76,638,600 69,759,088
0.88%, 9/30/2026 77,531,000 70,807,609
2.50%, 3/31/2027 120,000 117,080
0.50%, 4/30/2027 22,085,400 19,547,304
0.50%, 6/30/2027 736,900 649,537
1.25%, 9/30/2028 62,976,200 56,405,519
1.38%, 10/31/2028 7,135,600 6,433,468
2.38%, 3/31/2029 9,518,200 9,111,074
1.63%, 8/15/2029 594,500 541,274
1.25%, 8/15/2031 20,509,100 17,655,451
1.88%, 2/15/2032 11,949,100 10,825,138
Total U.S. Treasury Obligations
(cost $545,400,057)
468,316,675
Total Investments
(cost $2,123,894,258) — 100.3%
1,854,144,202
Liabilities in excess of other
assets — (0.3)% (4,874,626)
NET ASSETS — 100.0%
$ 1,849,269,576
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2022 was
$372,729,299 which represents 20.16% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2022.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2022.
(d) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2022. The
maturity date reflects the next call date.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2022.
(f) Perpetual bond security. The maturity date reflects the next call date.
(g) Security in default.
CLO Collateralized Loan Obligations
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

NVIT BNY Mellon Core Plus Bond Fund - June 30, 2022 (Unaudited) - Statement of Investments - 37
Futures contracts outstanding as of June 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note 26 9/2022 USD 3,081,812 6,455
U.S. Treasury Long Bond 117 9/2022 USD 16,219,125 (88,320)
Total long contracts (81,865)
Short Contracts
U.S. Treasury 2 Year Note (8) 9/2022 USD (1,680,125) 4,800
U.S. Treasury 5 Year Note (295) 9/2022 USD (33,113,750) (72,811)
U.S. Treasury 10 Year Ultra Note (329) 9/2022 USD (41,906,375) (482,640)
U.S. Treasury Ultra Bond (471) 9/2022 USD (72,695,906) 749,561
Total short contracts 198,910
Net contracts 117,045
As of June 30, 2022, the Fund had $4,068,240 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

38 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Core Bond Fund
Asset-Backed Securities 16.1%
Principal
Amount ($) Value ($)
Airlines 2.5%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 6,615,068 6,493,535
American Airlines Pass-
Through Trust
Series 2017-1, Class B,
4.95%, 2/15/2025 1,962,625 1,816,633
Series 2021-1, Class B,
3.95%, 7/11/2030 3,950,000 3,295,614
British Airways Pass-Through
Trust
Series 2013-1, Class A,
4.63%, 6/20/2024(a) 4,282,475 4,220,533
Series 2021-1, Class B,
3.90%, 9/15/2031(a) 8,253,721 7,370,278
Series 2021-1, Class A,
2.90%, 3/15/2035(a) 2,857,002 2,515,754
United Airlines Pass-Through
Trust
Series 2016-1, Class B,
3.65%, 1/7/2026 5,223,958 4,753,310
Series 2020-1, Class A,
5.88%, 10/15/2027 5,335,103 5,241,681
Series 2019-2, Class B,
3.50%, 5/1/2028 143,446 123,968
35,831,306
Food & Staples Retailing 0.6%
CVS Pass-Through Trust,
6.94%, 1/10/2030 7,460,582 7,945,231
Home Equity 0.2%
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
2.87%, 1/25/2036(b) 652,032 647,319
RASC Trust, Series 2005-
KS12, Class M2, 2.31%,
1/25/2036(b) 2,817,016 2,801,067
3,448,386
Other 12.8%
AMMC CLO 22 Ltd., Series
2018-22A, Class A, 2.21%,
4/25/2031(a)(b) 11,500,000 11,259,604
Apidos CLO XXII, Series
2015-22A, Class A1R,
2.12%, 4/20/2031(a)(b) 5,000,000 4,901,235
Apidos CLO XXXIV
Series 2020-34A, Class
A1R, 2.21%, 1/20/2035(a)
(b) 4,100,000 3,958,201
Series 2020-34A, Class
B1R, 2.71%, 1/20/2035(a)
(b) 2,150,000 2,027,921
Ares LVI CLO Ltd., Series
2020-56A, Class AR,
2.34%, 10/25/2034(a)(b) 2,050,000 1,984,406
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Ares LXIII CLO Ltd., Series
2022-63A, Class A1A,
2.27%, 4/20/2035(a)(b) 16,050,000 15,659,445
ARES XLIV CLO Ltd., Series
2017-44A, Class A1R,
2.12%, 4/15/2034(a)(b) 7,000,000 6,768,384
Bayview Opportunity Master
Fund IVa Trust, Series
2017-SPL5, Class B2,
4.50%, 6/28/2057(a)(b) 5,297,400 5,143,493
Broad River Bsl Funding CLO
Ltd.
Series 2020-1A, Class AR,
2.23%, 7/20/2034(a)(b) 6,600,000 6,356,520
Series 2020-1A, Class BR,
2.76%, 7/20/2034(a)(b) 3,600,000 3,352,777
Carlyle Global Market
Strategies CLO Ltd., Series
2016-1A, Class A1R2,
2.20%, 4/20/2034(a)(b) 800,000 770,419
Cedar Funding VIII CLO Ltd.
Series 2017-8A, Class A1R,
2.19%, 10/17/2034(a)(b) 1,800,000 1,737,700
Series 2017-8A, Class BR,
2.69%, 10/17/2034(a)(b) 6,500,000 6,093,211
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR,
2.60%, 5/20/2034(a)(b) 6,600,000 6,376,511
Series 2020-77A, Class BR,
3.13%, 5/20/2034(a)(b) 3,550,000 3,361,974
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(a) 822,685 749,555
FCI Funding LLC
Series 2019-1A, Class A,
3.63%, 2/18/2031(a) 118,084 118,146
Series 2021-1A, Class A,
1.13%, 4/15/2033(a) 1,437,933 1,406,993
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 2,387,454 2,227,749
Goodgreen
Series 2019-2A, Class A,
2.76%, 4/15/2055(a) 4,362,743 3,956,453
Series 2022-1A, Class A,
3.84%, 10/15/2056(a) 1,617,777 1,528,664
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 396,927 377,510
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 2,056,126 2,051,485
Series 2014-2A, Class A,
3.99%, 9/21/2040(a) 744,311 719,518
Series 2015-3A, Class A,
4.28%, 9/20/2041(a) 867,634 866,981
Invesco CLO Ltd.
Series 2021-1A, Class A1,
2.04%, 4/15/2034(a)(b) 1,550,000 1,480,205

NVIT Core Bond Fund - June 30, 2022 (Unaudited) - Statement of Investments - 39
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2021-2A, Class A,
2.16%, 7/15/2034(a)(b) 10,000,000 9,611,910
LCM 37 Ltd., Series
37A, Class A1, 2.51%,
4/15/2034(a)(b) 1,900,000 1,866,165
Magnetite XXVIII Ltd., Series
2020-28A, Class AR,
2.19%, 1/20/2035(a)(b) 5,000,000 4,813,030
Magnetite XXXII Ltd., Series
2022-32A, Class A, 2.07%,
4/15/2035(a)(b) 15,150,000 14,592,469
Neuberger Berman Loan
Advisers CLO 32 Ltd.
Series 2019-32A, Class AR,
2.03%, 1/20/2032(a)(b) 1,000,000 975,872
Series 2019-32A, Class BR,
2.44%, 1/20/2032(a)(b) 500,000 475,389
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class AR,
2.20%, 10/20/2035(a)(b) 6,950,000 6,722,506
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 2,920,000 2,891,640
Series 2020-T3, Class BT3,
1.57%, 10/15/2052(a) 440,000 436,402
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 1,500,000 1,432,720
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 190,370
Reese Park CLO Ltd., Series
2020-1A, Class AR, 2.17%,
10/15/2034(a)(b) 1,550,000 1,496,957
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 3,011,709 2,865,713
RR 1 LLC, Series 2017-
1A, Class A1AB, 2.19%,
7/15/2035(a)(b) 9,300,000 9,026,162
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 13,145,803 12,985,077
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 7,605,372 7,321,406
Wellman Park CLO Ltd.,
Series 2021-1A, Class A,
2.14%, 7/15/2034(a)(b) 10,000,000 9,673,990
182,612,838
Total Asset-Backed Securities
(cost $240,130,019)
229,837,761
Collateralized Mortgage Obligations 3.1%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 1,202,435 1,164,964
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Chase Mortgage Finance
Corp.
Series 2016-SH1, Class M2,
3.75%, 4/25/2045(a)(b) 805,760 739,897
Series 2016-SH2, Class M2,
3.75%, 12/25/2045(a)(b) 5,189,773 4,840,769
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 412,431 405,235
FNMA REMICS
Series 2007-6, Class PA,
5.50%, 2/25/2037 65,309 66,733
Series 2009-78, Class BM,
4.00%, 6/25/2039 61,621 61,765
JP Morgan Mortgage Trust
Series 2021-13, Class A15,
2.50%, 4/25/2052(a)(b) 3,413,263 2,882,207
Series 2021-15, Class A15,
2.50%, 6/25/2052(a)(b) 7,110,325 5,936,844
Mill City Mortgage Loan Trust
Series 2019-GS1, Class A1,
2.75%, 7/25/2059(a)(b) 3,677,187 3,591,427
Series 2018-4, Class A1B,
3.50%, 4/25/2066(a)(b) 2,497,955 2,422,870
New Residential Mortgage
Loan Trust
Series 2014-2A, Class A3,
3.75%, 5/25/2054(a)(b) 554,365 532,621
Series 2016-4A, Class A1,
3.75%, 11/25/2056(a)(b) 1,003,368 970,289
Series 2017-1A, Class A1,
4.00%, 2/25/2057(a)(b) 955,471 942,995
Series 2019-2A, Class A1,
4.25%, 12/25/2057(a)(b) 664,695 654,982
Series 2018-5A, Class A1,
4.75%, 12/25/2057(a)(b) 2,314,408 2,305,390
Series 2018-2A, Class A1,
4.50%, 2/25/2058(a)(b) 1,080,262 1,068,314
Series 2018-3A, Class A1,
4.50%, 5/25/2058(a)(b) 4,914,958 4,884,452
Series 2019-3A, Class A1A,
3.75%, 11/25/2058(a)(b) 969,214 945,459
NYMT Loan Trust
Series 2022-CP1, Class A2,
3.01%, 7/25/2061(a) 2,723,000 2,435,303
Series 2022-CP1, Class M1,
3.21%, 7/25/2061(a) 2,723,000 2,437,375
Series 2022-CP1, Class M2,
3.51%, 7/25/2061(a) 1,839,000 1,647,733
Towd Point Mortgage Trust,
Series 2018-6, Class A1,
3.75%, 3/25/2058(a)(b) 1,983,646 1,952,863
Verus Securitization Trust
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 1,004,399 982,713

40 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Core Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 755,216 740,135
Total Collateralized Mortgage Obligations
(cost $48,497,843)
44,613,335
Commercial Mortgage-Backed Securities 2.3%
AREIT Trust, Series 2022-
CRE6, Class A, 2.02%,
1/16/2037(a)(b) 2,300,000 2,208,498
Aventura Mall Trust, Series
2018-AVM, Class A, 4.25%,
7/5/2040(a)(b) 1,400,000 1,322,351
BB-UBS Trust, Series 2012-
SHOW, Class B, 3.88%,
11/5/2036(a) 5,000,000 4,804,844
Benchmark Mortgage Trust
Series 2019-B11, Class AS,
3.78%, 5/15/2052 1,550,000 1,457,293
Series 2019-B10, Class AM,
3.98%, 3/15/2062 1,400,000 1,332,100
BXP Trust, Series 2017-
GM, Class B, 3.54%,
6/13/2039(a)(b) 3,900,000 3,599,034
CityLine Commercial
Mortgage Trust, Series
2016-CLNE, Class A,
2.87%, 11/10/2031(a)(b) 7,388,000 7,200,423
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2014-C18, Class
300B, 4.00%, 8/15/2031 10,500,000 9,828,656
Natixis Commercial Mortgage
Securities Trust, Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 850,000 806,132
Total Commercial Mortgage-Backed
Securities
(cost $34,890,157) 32,559,331
Corporate Bonds 27.1%
Aerospace & Defense 0.8%
Boeing Co. (The) ,
2.95%, 2/1/2030(d) 4,775,000 3,973,302
3.25%, 2/1/2035 2,000,000 1,513,321
Huntington Ingalls Industries,
Inc. ,
4.20%, 5/1/2030 3,980,000 3,750,205
Moog, Inc. ,
4.25%, 12/15/2027(a) 865,000 749,514
Raytheon Technologies Corp. ,
4.15%, 5/15/2045 2,000,000 1,777,436
11,763,778
Corporate Bonds
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 255,000 216,309
Auto Components 0.2%
Allison Transmission, Inc. ,
4.75%, 10/1/2027(a) 440,000 402,459
Aptiv plc ,
3.25%, 3/1/2032(d) 3,325,000 2,824,888
3,227,347
Automobiles 0.5%
Hyundai Capital America ,
2.38%, 10/15/2027(a) 5,080,000 4,468,790
1.80%, 1/10/2028(a) 672,000 567,169
6.38%, 4/8/2030(a)(d) 1,730,000 1,842,910
6,878,869
Banks 3.3%
Bank of America Corp. ,
4.25%, 10/22/2026 3,000,000 2,957,727
Series L, 4.18%, 11/25/2027 4,000,000 3,887,422
(ICE LIBOR USD 3 Month +
1.21%), 3.97%, 2/7/2030(e) 2,340,000 2,210,325
(SOFR + 1.53%), 1.90%,
7/23/2031(e) 2,500,000 1,998,027
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(d)(e) 4,750,000 3,886,893
Citigroup, Inc. ,
(SOFR + 3.91%), 4.41%,
3/31/2031(e) 3,250,000 3,103,974
(SOFR + 1.94%), 3.79%,
3/17/2033(e) 5,100,000 4,595,065
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032 6,200,000 4,945,306
Commonwealth Bank of
Australia ,
3.78%, 3/14/2032(a) 4,000,000 3,523,755
HSBC Holdings plc ,
(SOFR + 1.29%), 1.59%,
5/24/2027(e) 3,500,000 3,073,650
ING Groep NV ,
3.95%, 3/29/2027 3,000,000 2,890,895
(SOFR + 1.83%), 4.02%,
3/28/2028(e) 3,400,000 3,238,183
(SOFR + 2.07%), 4.25%,
3/28/2033(d)(e) 1,000,000 933,490
JPMorgan Chase & Co. ,
Series I, (ICE LIBOR USD
3 Month + 3.47%), 4.71%,
7/30/2022(e)(f) 488,000 462,624
(SOFR + 1.51%), 2.53%,
11/19/2041(d)(e) 1,850,000 1,323,578

NVIT Core Bond Fund - June 30, 2022 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(e) 4,750,000 3,822,956
46,853,870
Beverages 0.4%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 2,000,000 1,879,780
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050 1,435,000 1,290,030
Bacardi Ltd. ,
5.30%, 5/15/2048(a) 2,975,000 2,797,694
5,967,504
Biotechnology 0.9%
AbbVie, Inc. ,
3.20%, 11/21/2029 2,115,000 1,945,675
4.25%, 11/21/2049 1,350,000 1,198,438
CSL Finance plc ,
4.25%, 4/27/2032(a)(d) 7,000,000 6,844,021
Gilead Sciences, Inc. ,
4.80%, 4/1/2044 2,775,000 2,684,720
12,672,854
Capital Markets 2.7%
Credit Suisse Group AG ,
3.87%, 1/12/2029(a) 3,000,000 2,695,850
(SOFR + 3.73%), 4.19%,
4/1/2031(a)(e) 1,000,000 884,840
(SOFR + 1.73%), 3.09%,
5/14/2032(a)(e) 2,920,000 2,323,714
FMR LLC ,
6.50%, 12/14/2040(a) 2,000,000 2,234,884
5.15%, 2/1/2043(a) 1,000,000 959,716
Moody's Corp. ,
3.25%, 5/20/2050 2,600,000 1,929,885
Morgan Stanley ,
3.59%, 7/22/2028 5,000,000 4,733,381
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(e) 5,000,000 4,744,226
(SOFR + 2.62%), 5.30%,
4/20/2037(e) 2,400,000 2,324,159
MSCI, Inc. ,
3.88%, 2/15/2031(a) 870,000 743,850
S&P Global, Inc. ,
2.90%, 3/1/2032(a)(d) 5,500,000 4,901,688
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(e) 10,000,000 9,896,308
38,372,501
Chemicals 0.4%
Cytec Industries, Inc. ,
3.95%, 5/1/2025 5,750,000 5,520,317
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies 0.1%
Clean Harbors, Inc. ,
5.13%, 7/15/2029(a) 865,000 784,987
Stericycle, Inc. ,
3.88%, 1/15/2029(a) 875,000 715,313
1,500,300
Communications Equipment 0.2%
Motorola Solutions, Inc. ,
5.50%, 9/1/2044(d) 2,435,000 2,266,568
Viasat, Inc. ,
5.63%, 4/15/2027(a) 875,000 756,574
3,023,142
Consumer Finance 1.1%
Ford Motor Credit Co. LLC ,
4.00%, 11/13/2030 870,000 704,922
Navient Solutions LLC ,
0.00%, 10/3/2022(g) 14,956,000 14,701,014
15,405,936
Containers & Packaging 0.3%
Silgan Holdings, Inc. ,
1.40%, 4/1/2026(a) 4,750,000 4,243,219
Diversified Telecommunication Services 0.8%
AT&T, Inc. ,
3.65%, 6/1/2051 6,120,000 4,786,625
CCO Holdings LLC ,
4.50%, 5/1/2032(d) 1,160,000 939,252
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a) 575,000 490,187
Verizon Communications, Inc. ,
2.55%, 3/21/2031 3,000,000 2,565,023
4.00%, 3/22/2050 3,345,000 2,890,681
Virgin Media Secured Finance
plc ,
4.50%, 8/15/2030(a)(d) 535,000 439,615
12,111,383
Electric Utilities 3.8%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 7,525,000 7,374,195
Appalachian Power Co. ,
Series Z, 3.70%,
5/1/2050(d) 2,805,000 2,228,668
Entergy Arkansas LLC ,
4.00%, 6/1/2028 3,750,000 3,671,967
Evergy Missouri West, Inc. ,
3.75%, 3/15/2032(a) 3,140,000 2,984,765
Evergy, Inc. ,
2.90%, 9/15/2029 3,505,000 3,093,327
Exelon Corp. ,
4.05%, 4/15/2030 695,000 666,912
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 13,750,000 12,679,256
Georgia Power Co. ,
4.70%, 5/15/2032 4,750,000 4,762,602
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(a)(d) 2,000,000 1,975,364
2.75%, 3/1/2032(a) 170,000 144,594

42 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a)(d) 6,000,000 5,901,850
NextEra Energy Operating
Partners LP ,
4.50%, 9/15/2027(a) 855,000 791,973
NRG Energy, Inc. ,
3.63%, 2/15/2031(a)(d) 865,000 678,151
Vistra Operations Co. LLC ,
3.70%, 1/30/2027(a) 6,000,000 5,522,893
5.63%, 2/15/2027(a) 920,000 865,039
4.30%, 7/15/2029(a) 1,403,000 1,270,592
54,612,148
Electrical Equipment 0.0%
†
Sensata Technologies BV ,
4.00%, 4/15/2029(a) 800,000 678,464
Electronic Equipment, Instruments & Components 0.0%
†
Sensata Technologies, Inc. ,
3.75%, 2/15/2031(a) 865,000 693,263
Energy Equipment & Services 0.3%
Schlumberger Holdings Corp. ,
4.00%, 12/21/2025(a) 321,000 319,033
3.90%, 5/17/2028(a) 4,389,000 4,146,998
4,466,031
Entertainment 0.5%
Magallanes, Inc. ,
4.28%, 3/15/2032(a) 8,550,000 7,641,498
Equity Real Estate Investment Trusts (REITs) 2.6%
Crown Castle International
Corp. ,
4.15%, 7/1/2050 1,290,000 1,072,154
Invitation Homes Operating
Partnership LP ,
2.70%, 1/15/2034 5,525,000 4,249,646
Kite Realty Group Trust ,
4.75%, 9/15/2030 2,124,000 1,977,424
LXP Industrial Trust ,
2.70%, 9/15/2030(d) 5,000,000 4,103,992
Piedmont Operating
Partnership LP ,
4.45%, 3/15/2024(d) 9,050,000 9,079,019
2.75%, 4/1/2032(d) 985,000 760,954
Spirit Realty LP ,
2.10%, 3/15/2028 3,500,000 2,933,999
Sun Communities Operating
LP ,
2.30%, 11/1/2028 4,226,000 3,614,958
VICI Properties LP ,
5.13%, 5/15/2032 5,300,000 4,994,402
WP Carey, Inc. ,
2.45%, 2/1/2032 4,750,000 3,820,302
36,606,850
Food & Staples Retailing 0.3%
CVS Pass-Through Trust ,
6.04%, 12/10/2028 3,975,817 4,080,521
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products 0.1%
JBS USA LUX SA ,
4.38%, 2/2/2052(a) 3,000,000 2,121,660
Health Care Providers & Services 0.7%
CVS Health Corp. ,
4.25%, 4/1/2050 115,000 99,007
Dignity Health ,
3.13%, 11/1/2022 6,000,000 6,004,243
3.81%, 11/1/2024 4,000,000 3,967,640
10,070,890
Hotels, Restaurants & Leisure 0.1%
International Game
Technology plc ,
5.25%, 1/15/2029(a) 870,000 787,785
Household Durables 0.1%
Newell Brands, Inc. ,
5.75%, 4/1/2046(c) 1,200,000 978,000
Independent Power and Renewable Electricity Producers
0.1%
Calpine Corp. ,
4.50%, 2/15/2028(a) 865,000 785,314
Industrial Conglomerates 0.2%
GE Capital Funding LLC ,
4.55%, 5/15/2032 2,250,000 2,170,221
Insurance 0.1%
MassMutual Global Funding II ,
1.55%, 10/9/2030(a) 2,000,000 1,609,843
Machinery 0.1%
Amsted Industries, Inc. ,
4.63%, 5/15/2030(a) 870,000 741,675
Media 0.7%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 2,000,000 1,792,709
3.70%, 4/1/2051 600,000 406,017
Comcast Corp. ,
2.65%, 2/1/2030 3,905,000 3,494,217
2.94%, 11/1/2056 5,432,000 3,774,667
CSC Holdings LLC ,
3.38%, 2/15/2031(a)(d) 860,000 635,807
10,103,417
Metals & Mining 0.0%
†
Glencore Funding LLC ,
1.63%, 9/1/2025(a) 420,000 383,428
Multi-Utilities 0.9%
Black Hills Corp. ,
3.05%, 10/15/2029 1,350,000 1,208,148
Dominion Energy, Inc. ,
Series A, 4.60%,
3/15/2049(d) 3,500,000 3,251,545
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025(d) 7,000,000 6,869,232

NVIT Core Bond Fund - June 30, 2022 (Unaudited) - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Southern Co. Gas Capital
Corp.,
3.25%, 6/15/2026(d) 1,250,000 1,199,437
12,528,362
Oil, Gas & Consumable Fuels 2.3%
BP Capital Markets America,
Inc. ,
2.94%, 6/4/2051(d) 1,800,000 1,286,999
Continental Resources, Inc. ,
4.38%, 1/15/2028(d) 865,000 813,100
5.75%, 1/15/2031(a) 1,310,000 1,266,691
2.88%, 4/1/2032(a)(d) 3,155,000 2,463,803
Energy Transfer LP ,
6.50%, 2/1/2042 2,350,000 2,342,163
Exxon Mobil Corp. ,
3.45%, 4/15/2051 2,250,000 1,838,179
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 450,000 423,807
3.25%, 8/1/2050 395,000 274,966
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 5,400,000 4,498,970
ONEOK, Inc. ,
7.15%, 1/15/2051 2,000,000 2,119,278
Targa Resources Partners LP ,
5.00%, 1/15/2028 1,500,000 1,428,030
4.88%, 2/1/2031 1,905,000 1,736,603
4.00%, 1/15/2032(d) 4,420,000 3,782,459
Valero Energy Corp. ,
4.00%, 4/1/2029 765,000 723,683
4.90%, 3/15/2045(d) 600,000 546,807
Valero Energy Partners LP ,
4.50%, 3/15/2028(d) 320,000 315,383
Var Energi ASA ,
5.00%, 5/18/2027(a) 6,465,623 6,437,146
32,298,067
Pharmaceuticals 0.2%
Catalent Pharma Solutions,
Inc. ,
3.13%, 2/15/2029(a)(d) 575,000 471,749
Takeda Pharmaceutical Co.
Ltd. ,
3.18%, 7/9/2050(d) 2,385,000 1,785,072
2,256,821
Road & Rail 0.7%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a) 6,500,000 5,866,546
4.25%, 11/1/2029(a) 1,730,000 1,521,989
2.45%, 8/12/2031(a) 830,000 645,100
Union Pacific Corp. ,
3.84%, 3/20/2060 2,800,000 2,337,192
10,370,827
Software 0.1%
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 855,000 739,618
Corporate Bonds
Principal
Amount ($) Value ($)
Software
PTC, Inc. ,
4.00%, 2/15/2028(a)(d) 855,000 772,635
1,512,253
Technology Hardware, Storage & Peripherals 0.1%
HP, Inc. ,
3.40%, 6/17/2030 1,000,000 872,237
Textiles, Apparel & Luxury Goods 0.1%
Hanesbrands, Inc. ,
4.63%, 5/15/2024(a)(d) 870,000 851,652
Thrifts & Mortgage Finance 0.4%
BPCE SA ,
5.70%, 10/22/2023(a) 3,000,000 3,043,831
(SOFR + 1.73%), 3.12%,
10/19/2032(a)(e) 3,750,000 3,021,538
6,065,369
Tobacco 0.2%
BAT Capital Corp. ,
4.74%, 3/16/2032(d) 3,800,000 3,377,388
Trading Companies & Distributors 0.5%
GATX Corp. ,
1.90%, 6/1/2031 2,000,000 1,560,880
3.50%, 6/1/2032(d) 5,250,000 4,603,392
4.50%, 3/30/2045 1,315,000 1,103,165
7,267,437
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. ,
3.30%, 2/15/2051 3,960,000 2,883,610
Total Corporate Bonds
(cost $438,916,429)
386,572,360
Loan Participation 0.1%
Electrical Equipment 0.1%
Sensata Technologies B.V.,
Term Loan, (ICE LIBOR
USD 3 Month + 1.75%),
2.68%, 9/20/2026 (e) 991,764 981,846
0
Total Loan Participation
(cost $993,019) 981,846
Mortgage-Backed Securities 28.2%
FHLMC UMBS Pool
Pool# SB8000
3.00%, 7/1/2034 4,667,894 4,612,213
Pool# SB8083
1.50%, 1/1/2036 15,502,805 14,118,823
Pool# SB8088
1.50%, 2/1/2036 19,578,592 17,830,397
Pool# SD8018
4.00%, 10/1/2049 2,131,181 2,126,178

44 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Core Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8080
2.00%, 6/1/2050 3,625,849 3,158,712
Pool# SD8079
2.00%, 7/1/2050 9,110,594 7,937,524
Pool# SD8084
3.00%, 8/1/2050 9,026,940 8,421,029
Pool# SD8178
2.50%, 11/1/2051 31,365,574 28,260,178
Pool# SD8181
1.50%, 12/1/2051 7,823,133 6,502,615
Pool# SD8199
2.00%, 3/1/2052 54,110,103 47,019,803
Pool# SD8200
2.50%, 3/1/2052 14,707,806 13,242,847
Pool# QE0799
2.50%, 4/1/2052 9,863,747 8,887,370
Pool# SD8213
3.00%, 5/1/2052 4,954,862 4,621,594
FNMA Pool
Pool# 464969
6.34%, 4/1/2028 2,295,418 2,433,411
Pool# 468516
5.17%, 6/1/2028 825,995 867,714
Pool# AM7073
6.41%, 1/1/2030 1,480,275 1,701,915
Pool# 468127
5.70%, 5/1/2041 1,109,230 1,131,570
FNMA UMBS Pool
Pool# AR9398
3.50%, 6/1/2043 885,942 870,636
Pool# BC0180
4.00%, 1/1/2046 2,515,966 2,528,719
Pool# AS7908
3.00%, 9/1/2046 5,602,047 5,305,397
Pool# AS8483
3.00%, 12/1/2046 2,398,566 2,279,750
Pool# MA2863
3.00%, 1/1/2047 7,401,395 7,004,625
Pool# AS8784
3.00%, 2/1/2047 2,494,191 2,359,477
Pool# BE7557
3.50%, 2/1/2047 4,634,088 4,531,534
Pool# BM2003
4.00%, 10/1/2047 3,877,310 3,889,570
Pool# BJ3716
3.50%, 12/1/2047 2,328,788 2,276,043
Pool# MA3210
3.50%, 12/1/2047 970,944 947,398
Pool# BM3355
3.50%, 2/1/2048 1,549,654 1,515,627
Pool# CA1532
3.50%, 4/1/2048 4,928,863 4,823,554
Pool# CA2208
4.50%, 8/1/2048 1,168,124 1,179,240
Pool# CA2469
4.00%, 10/1/2048 2,114,868 2,116,734
Pool# MA3745
3.50%, 8/1/2049 5,478,806 5,329,418
Pool# FS1080
2.50%, 2/1/2052 34,729,675 31,292,216
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BU8883
3.00%, 3/1/2052 20,630,999 19,237,586
Pool# MA4577
2.00%, 4/1/2052 44,522,593 38,696,205
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
3.50%, 7/25/2037 15,000,000
14,906,083
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
3.50%, 7/25/2052 31,000,000 29,810,859
4.00%, 7/25/2052 30,000,000 29,582,227
4.50%, 7/25/2052 20,000,000 20,075,781
Total Mortgage-Backed Securities
(cost $427,588,039)
403,432,572
Municipal Bonds 1.1%
California 0.3%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 3,885,000 4,785,698
District of Columbia 0.8%
Metropolitan Washington
Airports Authority, RB
Series D, 7.46%, 10/1/2046 6,000,000 7,851,375
Series D, 8.00%, 10/1/2047 2,000,000 2,721,643
10,573,018
Total Municipal Bonds
(cost $14,179,963)
15,358,716
Purchased Options 0.0%
†
Number of
Contracts
Call Options 0.0%
†
Future Interest Rate Options 0.0%
†
3 Month Eurodollar
12/19/2022 at USD 99.38,
American Style, Notional
Amount: USD 210,000,000
Exchange Traded 840 15,750
3 Month Eurodollar
12/19/2022 at USD 98.25,
American Style, Notional
Amount: USD 225,000,000
Exchange Traded 900 61,875
0
Total Purchased Options
(cost $1,013,402) 77,625

NVIT Core Bond Fund - June 30, 2022 (Unaudited) - Statement of Investments - 45
U.S. Government Agency Security 1.0%
Principal
Amount ($) Value ($)
Tennessee Valley Authority,
5.88%, 4/1/2036 11,793,000 14,310,218
Total U.S. Government Agency Security
(cost $13,911,488)
14,310,218
U.S. Treasury Obligations 16.6%
U.S. Treasury Bonds
7.13%, 2/15/2023 (d) 1,000,000 1,027,344
2.38%, 2/15/2042 55,000,000 46,638,281
3.25%, 5/15/2042 11,500,000 11,223,281
2.25%, 2/15/2052 (d) 60,000,000 49,378,125
2.88%, 5/15/2052 7,000,000 6,611,719
U.S. Treasury Notes
0.13%, 10/15/2023 1,000,000 964,062
0.25%, 3/15/2024 (d) 15,000,000 14,322,070
0.38%, 4/15/2024 8,000,000 7,636,875
3.00%, 6/30/2024 10,000,000 10,005,078
2.88%, 6/15/2025 9,000,000 8,964,141
1.25%, 12/31/2026 26,000,000 24,031,719
3.25%, 6/30/2027 7,000,000 7,068,359
2.75%, 5/31/2029 6,000,000 5,881,875
1.50%, 2/15/2030 (d) 21,000,000 18,862,266
2.88%, 5/15/2032 24,500,000 24,224,375
Total U.S. Treasury Obligations
(cost $239,125,924)
236,839,570
Repurchase Agreements 2.4%
Cantor Fitzgerald & Co.
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $13,772,710,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072;
total market value
$14,047,559. (h)(i) 13,772,117 13,772,117
MetLife, Inc.
1.50%, dated 6/30/2022,
due 7/1/2022, repurchase
price $5,000,209,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 1.50%, maturing
2/29/2024 - 11/15/2047;
total market value
$5,102,253. (h)(i) 5,000,000 5,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
1.58%, dated 6/30/2022,
due 7/1/2022, repurchase
price $15,000,659,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.50%, maturing
10/25/2022 - 5/20/2072;
total market value
$15,300,000. (h)(i) 15,000,000 15,000,000
Total Repurchase Agreements
(cost $33,772,117)
33,772,117
Total Investments
(cost $1,493,018,400) — 98.0%
1,398,355,451
Other assets in excess of
liabilities — 2.0% 29,025,113
NET ASSETS — 100.0%
$ 1,427,380,564
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2022 was
$413,457,131 which represents 28.97% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2022.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2022.
(d) The security or a portion of this security is on loan as of
June 30, 2022. The total value of securities on loan as of
June 30, 2022 was $59,633,413, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $33,772,117 and by $27,449,153 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 7/31/2022 – 5/15/2052, a total value of $61,221,270.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2022.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2022. The
maturity date reflects the next call date.
(g) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $33,772,117.

46 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Core Bond Fund
(i) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

NVIT Core Bond Fund - June 30, 2022 (Unaudited) - Statement of Investments - 47
Centrally Cleared Credit default swap contracts outstanding - buy protection as of June 30, 2022
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
38-V1 1.00 Quarterly 6/20/2027 0.83 USD 40,000,000 (534,968) 535,452 484
Markit CDX
North American
Investment Grade
Index Series
38-V1 1.00 Quarterly 6/20/2027 0.83 USD 125,000,000 (1,906,546) 1,908,059 1,513
(2,441,514) 2,443,511 1,997
As of June 30, 2022, the Fund had $2,423,746 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Futures contracts outstanding as of June 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 247 9/2022 USD 51,873,859 (228,295)
U.S. Treasury Long Bond 318 9/2022 USD 44,082,750 (860,064)
Total long contracts (1,088,359)
Short Contracts
3 Month Eurodollar (440) 12/2022 USD (105,941,000) (33,000)
Total short contracts (33,000)
Net contracts (1,121,359)
As of June 30, 2022, the Fund had $6,086,255 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar

48 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Core Bond Fund
Written Call Options Contracts as of June 30, 2022 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month Eurodollar Exchange Traded 1,800 USD 450,000,000 USD 98.63 12/19/2022 (78,750)
3 Month Eurodollar Exchange Traded 840 USD 210,000,000 USD 99.63 12/19/2022 (5,250)
Total written call options contracts (84,000)
Written Put Options Contracts as of June 30, 2022 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month Eurodollar Exchange Traded 680 USD 170,000,000 USD 98.88 12/19/2022 (4,364,750)
–
Total Written Options Contracts (Premiums Received ($1,038,903)) (4,448,750)
Currency:
USD United States dollar
The accompanying notes are an integral part of these financial statements.

NVIT DoubleLine Total Return Tactical Fund - June 30, 2022 (Unaudited) - Statement of Investments - 49
Asset-Backed Securities 17.9%
Principal
Amount ($) Value ($)
Automobiles 0.1%
Exeter Automobile
Receivables Trust, Series
2021-1A, Class D, 1.08%,
11/16/2026 250,000 235,463
Equipment Loans & Leases 0.9%
Blackbird Capital Aircraft,
Series 2021-1A, Class B,
3.45%, 7/15/2046(a) 703,937 567,062
Sprite Ltd., Series 2021-
1, Class A, 3.75%,
11/15/2046(a) 473,485 428,266
Thunderbolt III Aircraft Lease
Ltd., Series 2019-1, Class
A, 3.67%, 11/15/2039(a) 787,442 675,323
1,670,651
Home Equity 7.3%
Aegis Asset-Backed Securities
Corp. Mortgage Pass-
Through Certificates, Series
2003-2, Class M2, 4.17%,
11/25/2033(b) 1,130,876 1,041,157
Asset-Backed Securities Corp.
Home Equity Loan Trust,
Series 2007-HE2, Class A4,
1.85%, 5/25/2037(b) 1,491,336 1,011,080
Credit-Based Asset Servicing
and Securitization LLC,
Series 2006-CB4, Class
AV3, 1.92%, 5/25/2036(b) 2,407,010 1,678,637
HSI Asset Securitization
Corp. Trust, Series 2007-
NC1, Class A3, 1.80%,
4/25/2037(b) 465,762 328,114
JP Morgan Mortgage
Acquisition Trust
Series 2006-RM1, Class A5,
2.10%, 8/25/2036(b) 1,660,117 819,569
Series 2007-CH3, Class
M2, 1.94%, 3/25/2037(b) 1,500,000 1,334,133
MASTR Asset-Backed
Securities Trust, Series
2007-HE1, Class A3,
1.83%, 5/25/2037(b) 1,362,977 1,288,158
Merrill Lynch Mortgage
Investors Trust, Series
2006-HE3, Class A4,
2.12%, 6/25/2037(b) 2,175,632 706,515
New Century Home Equity
Loan Trust, Series 2006-
1, Class A2C, 2.18%,
5/25/2036(b) 1,500,000 1,324,123
Option One Mortgage Loan
Trust, Series 2006-1, Class
M2, 2.19%, 1/25/2036(b) 2,049,000 1,559,718
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
Renaissance Home Equity
Loan Trust, Series 2007-
1, Class AF4, 5.76%,
4/25/2037(c) 2,781,357 939,905
Securitized Asset-Backed
Receivables LLC Trust,
Series 2006-FR4, Class
A2B, 1.96%, 8/25/2036(b) 4,150,232 1,505,289
13,536,398
Other 9.3%
Affirm Asset Securitization
Trust, Series 2020-
Z1, Class A, 3.46%,
10/15/2024(a) 50,845 50,642
AGL CLO 3 Ltd., Series
2020-3A, Class A, 2.34%,
1/15/2033(a)(b) 1,000,000 973,764
Bridge Street CLO II Ltd.,
Series 2021-1A, Class A1A,
2.29%, 7/20/2034(a)(b) 500,000 481,632
Capital Four US CLO I Ltd.,
Series 2021-1A, Class A,
1.45%, 1/18/2035(a)(b) 500,000 477,699
Cathedral Lake VIII Ltd.,
Series 2021-8A, Class A1,
2.28%, 1/20/2035(a)(b) 500,000 481,423
CLNC Ltd., Series 2019-
FL1, Class A, 2.87%,
8/20/2035(a)(b) 124,746 122,126
FMC GMSR Issuer Trust,
Series 2020-GT1, Class A,
4.45%, 1/25/2026(a)(b) 1,000,000 926,426
Franklin Park Place CLO I
LLC, Series 2022-1A, Class
A, 2.17%, 4/14/2035(a)(b) 500,000 477,001
FS RIALTO, Series 2021-
FL2, Class A, 2.73%,
5/16/2038(a)(b) 375,000 360,583
FS Rialto Issuer LLC, Series
2022-FL4, Class AS, 3.19%,
1/19/2039(a)(b) 200,000 194,688
Generate CLO 9 Ltd., Series
9A, Class A, 2.26%,
10/20/2034(a)(b) 500,000 479,398
GoodLeap Sustainable Home
Solutions Trust, Series
2021-5CS, Class C, 3.50%,
10/20/2048(a) 482,788 415,569
Gulf Stream Meridian 3 Ltd.,
Series 2021-IIIA, Class A1,
2.36%, 4/15/2034(a)(b) 500,000 487,407
Home Partners of America
Trust
Series 2021-1, Class D,
2.48%, 9/17/2041(a) 1,086,755 936,382
Series 2021-1, Class F,
3.33%, 9/17/2041(a) 638,627 530,355

50 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
LCM XV LP, Series 15A, Class
DR, 4.76%, 7/20/2030(a)(b) 250,000 219,711
LoanCore Issuer Ltd., Series
2019-CRE2, Class AS,
2.82%, 5/15/2036(a)(b) 188,000 184,646
Marble Point CLO XIV Ltd.,
Series 2018-2A, Class A1R,
2.34%, 1/20/2032(a)(b) 500,000 487,478
Marble Point CLO XXII Ltd.,
Series 2021-2A, Class A,
2.38%, 7/25/2034(a)(b) 500,000 482,336
Marlette Funding Trust, Series
2019-4A, Class C, 3.76%,
12/17/2029(a) 500,000 490,841
ME Funding LLC, Series
2019-1, Class A2, 6.45%,
7/30/2049(a) 731,250 726,868
Ocean Trails CLO X, Series
2020-10A, Class AR,
2.26%, 10/15/2034(a)(b) 500,000 480,708
Pagaya AI Debt Selection
Trust
Series 2021-1, Class B,
2.13%, 11/15/2027(a) 349,856 324,355
Series 2021-3, Class B,
1.74%, 5/15/2029(a) 499,973 465,783
Pagaya AI Debt Trust, Series
2022-1, Class B, 3.34%,
10/15/2029(a) 500,000 456,489
PMT Issuer Trust-FMSR,
Series 2021-FT1, Class A,
4.62%, 3/25/2026(a)(b) 850,000 838,188
PRET LLC, Series 2021-
NPL5, Class A1, 2.49%,
10/25/2051(a)(c) 906,301 849,804
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A,
2.25%, 10/20/2030(a)(b) 500,000 490,644
Sunnova Helios II Issuer LLC,
Series 2021-A, Class A,
1.80%, 2/20/2048(a) 439,225 382,991
Sunrun Atlas Issuer LLC,
Series 2019-2, Class A,
3.61%, 2/1/2055(a) 466,424 422,732
Symphony CLO XV Ltd.,
Series 2014-15A, Class
AR3, 2.12%, 1/17/2032(a)
(b) 500,000 486,870
Trimaran Cavu Ltd., Series
2021-3A, Class A, 2.25%,
1/18/2035(a)(b) 500,000 479,228
Upstart Pass-Through Trust
Series 2021-ST3, Class A,
2.00%, 5/20/2027(a) 291,033 279,573
Series 2021-ST4, Class A,
2.00%, 7/20/2027(a) 221,279 208,548
Vivint Solar Financing VII LLC,
Series 2020-1A, Class A,
2.21%, 7/31/2051(a) 421,567 355,304
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
VOLT XCVI LLC, Series 2021-
NPL5, Class A1, 2.12%,
3/27/2051(a)(c) 406,461 387,933
Wellfleet CLO X Ltd., Series
2019-XA, Class A2R,
2.81%, 7/20/2032(a)(b) 500,000 471,856
17,367,981
Student Loan 0.3%
SoFi Professional Loan
Program Trust, Series
2018-B, Class BFX, 3.83%,
8/25/2047(a) 500,000 483,421
Total Asset-Backed Securities
(cost $36,941,693)
33,293,914
Collateralized Mortgage Obligations 14.5%
Alternative Loan Trust
Series 2005-64CB, Class
1A12, 2.42%, 12/25/2035(b) 1,102,513 952,487
Series 2006-13T1, Class
A1, 6.00%, 5/25/2036 1,920,084 1,048,696
Series 2006-OA7, Class
1A2, 1.42%, 6/25/2046(b) 1,658,789 1,466,466
Bear Stearns ALT-A Trust,
Series 2006-1, Class 11A1,
2.10%, 2/25/2036(b) 1,351,929 1,332,692
Chase Mortgage Finance
Trust, Series 2007-S5,
Class 1A10, 6.00%,
7/25/2037 1,565,917 833,427
CHL Mortgage Pass-Through
Trust, Series 2006-20, Class
1A36, 5.75%, 2/25/2037 1,175,640 690,660
COLT Mortgage Loan Trust,
Series 2022-4, Class A1,
4.30%, 3/25/2067(a)(b) 978,243 966,289
FHLMC REMICS
Series 4749, Class LV,
3.50%, 4/15/2038 769,228 768,397
Series 5004, Class LS, IO,
4.53%, 7/25/2050(b) 3,214,536 522,061
Series 5198, Class KZ,
2.00%, 2/25/2052 2,214,703 1,512,738
FNMA REMICS
Series 2013-20, Class MA,
2.50%, 3/25/2033 1,710,168 1,646,187
Series 2014-11, Class KZ,
2.50%, 10/25/2041 2,339,578 2,174,377
Series 2018-33, Class A,
3.00%, 5/25/2048 718,089 674,360
Series 2019-64, Class D,
2.50%, 11/25/2049 455,473 420,374
Series 2020-77, Class S,
IO, 3.22%, 11/25/2050(b) 6,187,839 531,920
Series 2021-61, Class KZ,
2.50%, 9/25/2051 3,056,721 2,102,782

NVIT DoubleLine Total Return Tactical Fund - June 30, 2022 (Unaudited) - Statement of Investments - 51
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
GCAT Trust, Series 2019-
NQM3, Class M1, 3.45%,
11/25/2059(a)(b) 700,000 621,101
GNMA REMICS
Series 2019-84, Class SA,
IO, 1.80%, 7/20/2049(b) 5,469,372 139,069
Series 2020-151, Class MI,
IO, 2.50%, 10/20/2050 3,466,377 446,204
Series 2021-57, Class IA,
IO, 2.50%, 12/20/2050 4,059,404 548,979
GNMA , IO, 0.00%,
8/16/2063(b) 5,418,428 396,599
IndyMac IMSC Mortgage
Loan Trust, Series 2007-
HOA1, Class A11, 1.98%,
7/25/2047(b) 741,138 535,684
JP Morgan Mortgage Trust,
Series 2006-S1, Class 2A9,
6.50%, 4/25/2036 376,214 370,289
Morgan Stanley Residential
Mortgage Loan Trust, Series
2020-RPL1, Class A1,
2.69%, 10/25/2060(a)(b) 481,699 464,935
New Residential Mortgage
Loan Trust, Series 2021-
NQ1R, Class M1, 2.27%,
7/25/2055(a)(b) 550,000 490,968
RALI Trust, Series 2006-
QS17, Class A7, 6.00%,
12/25/2036 1,037,673 904,073
Seasoned Credit Risk Transfer
Trust, Series 2019-4, Class
MV, 3.00%, 2/25/2059 1,925,324 1,821,833
Toorak Mortgage Corp. Ltd.,
Series 2020-1, Class A2,
3.23%, 3/25/2023(a)(c) 1,100,000 1,068,794
Verus Securitization Trust
Series 2021-6, Class B1,
4.05%, 10/25/2066(a)(b) 600,000 454,175
Series 2022-4, Class A2,
4.74%, 4/25/2067(a)(b) 955,170 927,640
Total Collateralized Mortgage Obligations
(cost $31,447,097)
26,834,256
Commercial Mortgage-Backed Securities 7.4%
ACRE Commercial Mortgage
Ltd., Series 2021-
FL4, Class A, 2.44%,
12/18/2037(a)(b) 127,599 125,036
BANK
Series 2020-BN30,
Class XB, IO, 0.83%,
12/15/2053(b) 3,036,000 149,075
Series 2017-BNK6, Class
XA, IO, 0.92%, 7/15/2060(b) 4,204,221 126,783
Series 2018-BN10, Class
XA, IO, 0.84%, 2/15/2061(b) 2,799,017 89,555
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
BBCMS Mortgage Trust
Series 2020-C6, Class XA,
IO, 1.17%, 2/15/2053(b) 1,981,746 116,600
Series 2021-C12, Class XA,
IO, 1.08%, 11/15/2054(b) 2,724,131 167,836
BB-UBS Trust
Series 2012-SHOW, Class
XB, IO, 0.28%, 11/5/2036(a)
(b) 4,823,000 20,059
Series 2012-SHOW, Class
XA, IO, 0.73%, 11/5/2036(a)
(b) 8,760,000 116,219
Benchmark Mortgage Trust
Series 2020-B19, Class XA,
IO, 1.89%, 9/15/2053(b) 1,316,114 114,592
Series 2021-B27, Class XA,
IO, 1.39%, 7/15/2054(b) 2,005,182 157,799
BX Commercial Mortgage
Trust
Series 2021-VOLT, Class E,
3.32%, 9/15/2036(a)(b) 134,000 124,827
Series 2021-VOLT, Class F,
3.72%, 9/15/2036(a)(b) 134,000 124,666
Series 2021-21M, Class H,
5.33%, 10/15/2036(a)(b) 201,000 182,407
Series 2021-SOAR, Class
A, 2.00%, 6/15/2038(a)(b) 198,496 190,520
BX Trust
Series 2018-EXCL, Class A,
2.41%, 9/15/2037(a)(b) 29,989 28,713
Series 2019-OC11, Class E,
4.08%, 12/9/2041(a)(b) 211,000 169,508
Series 2019-OC11, Class D,
4.08%, 12/9/2041(a)(b) 100,000 86,993
BXMT Ltd., Series 2021-
FL4, Class A, 2.37%,
5/15/2038(a)(b) 125,000 122,911
CD Mortgage Trust
Series 2017-CD6, Class XA,
IO, 1.06%, 11/13/2050(b) 5,549,016 164,694
Series 2017-CD6, Class C,
4.41%, 11/13/2050(b) 202,000 184,111
CFCRE Commercial Mortgage
Trust, Series 2016-C4,
Class XA, IO, 1.79%,
5/10/2058(b) 1,954,235 91,812
Citigroup Commercial
Mortgage Trust
Series 2020-555, Class E,
3.62%, 12/10/2041(a)(b) 115,000 89,610
Series 2014-GC19, Class
XA, IO, 1.28%, 3/10/2047(b) 3,380,488 46,480
Series 2014-GC21, Class
XA, IO, 1.31%, 5/10/2047(b) 2,874,094 48,774
Series 2016-GC36, Class
D, 2.85%, 2/10/2049(a) 139,000 90,560
Commercial Mortgage Trust
Series 2017-PANW, Class
E, 4.13%, 10/10/2029(a)(b) 254,000 234,209

52 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2017-PANW, Class
D, 4.34%, 10/10/2029(a)(b) 152,000 144,125
Series 2014-CR20,
Class XA, IO, 1.13%,
11/10/2047(b) 5,621,802 99,343
Series 2015-CR23, Class C,
4.43%, 5/10/2048(b) 407,000 384,909
CSAIL Commercial Mortgage
Trust
Series 2016-C6, Class XA,
IO, 2.03%, 1/15/2049(b) 623,009 34,464
Series 2017-CX10,
Class XA, IO, 0.83%,
11/15/2050(b) 6,272,744 183,122
Series 2017-CX10, Class C,
4.24%, 11/15/2050(b) 405,000 350,962
Series 2019-C18, Class B,
3.59%, 12/15/2052 255,000 227,068
CSMC Trust
Series 2017-CALI, Class F,
3.90%, 11/10/2032(a)(b) 250,000 225,959
Series 2020-NET, Class A,
2.26%, 8/15/2037(a) 158,571 146,235
Series 2021-B33, Class A1,
3.05%, 10/10/2043(a) 100,000 89,818
Series 2021-B33, Class A2,
3.17%, 10/10/2043(a) 157,000 135,889
CSWF, Series 2018-
TOP, Class F, 4.07%,
8/15/2035(a)(b) 86,258 84,956
FNMA ACES REMICS
Series 2022-M4, Class A1X,
2.55%, 5/25/2030(b) 1,873,504 1,796,263
Series 2020-M7, Class X2,
IO, 1.33%, 3/25/2031(b) 5,186,036 389,815
GNMA REMICS
Series 2021-35, Class , IO,
0.99%, 12/16/2062(b) 4,666,487 369,495
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 4,876,059 317,051
Series 2021-129, Class , IO,
0.98%, 6/16/2063(b) 5,568,489 432,333
Series 2021-79, Class , IO,
0.91%, 8/16/2063(b) 5,552,324 420,396
Series 2022-49, Class , IO,
0.76%, 3/16/2064(b) 6,752,636 455,016
Series 2021-208, Class , IO,
0.75%, 6/16/2064(b) 6,774,828 453,720
GPMT Ltd., Series 2021-
FL3, Class A, 2.86%,
7/16/2035(a)(b) 171,988 168,805
Great Wolf Trust
Series 2019-WOLF, Class
E, 4.06%, 12/15/2036(a)(b) 100,000 92,960
Series 2019-WOLF, Class F,
4.46%, 12/15/2036(a)(b) 100,000 91,461
GS Mortgage Securities
Corp. Trust, Series 2018-
TWR, Class D, 2.92%,
7/15/2031(a)(b) 100,000 94,821
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GS Mortgage Securities Trust
Series 2016-GS4, Class XA,
IO, 0.69%, 11/10/2049(b) 5,497,979 111,879
Series 2017-GS8, Class XA,
IO, 1.11%, 11/10/2050(b) 5,250,663 189,356
Series 2018-GS9, Class C,
4.50%, 3/10/2051(b) 175,000 161,722
HPLY Trust, Series 2019-
HIT, Class F, 4.47%,
11/15/2036(a)(b) 89,229 82,092
JP Morgan Chase Commercial
Mortgage Securities Trust,
Series 2018-WPT, Class
FFX, 5.54%, 7/5/2033(a)(b) 113,000 109,039
JPMBB Commercial Mortgage
Securities Trust, Series
2014-C23, Class D, 4.13%,
9/15/2047(a)(b) 200,000 181,526
JPMDB Commercial Mortgage
Securities Trust
Series 2020-COR7, Class
XA, IO, 1.78%, 5/13/2053(b) 1,354,433 115,049
Series 2020-COR7, Class
B, 3.29%, 5/13/2053(b) 158,000 139,464
Med Trust, Series 2021-
MDLN, Class G, 6.58%,
11/15/2038(a)(b) 201,000 180,963
MF1 Ltd., Series 2020-
FL3, Class A, 3.44%,
7/15/2035(a)(b) 10,311 10,243
MHC Commercial Mortgage
Trust, Series 2021-
MHC, Class A, 2.12%,
4/15/2038(a)(b) 200,000 194,871
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2017-C33, Class XA,
IO, 1.41%, 5/15/2050(b) 2,464,959 111,379
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D,
3.52%, 11/15/2034(a)(b) 111,000 105,480
Series 2019-L3, Class XA,
IO, 0.76%, 11/15/2052(b) 3,030,206 112,502
Series 2020-L4, Class B,
3.08%, 2/15/2053 114,000 99,521
One New York Plaza Trust,
Series 2020-1NYP, Class C,
3.52%, 1/15/2036(a)(b) 150,000 143,323
SG Commercial Mortgage
Securities Trust, Series
2016-C5, Class XA, IO,
2.06%, 10/10/2048(b) 3,000,838 148,024
Soho Trust, Series 2021-
SOHO, Class B, 2.79%,
8/10/2038(a)(b) 202,000 165,552
UBS Commercial Mortgage
Trust
Series 2017-C3, Class B,
4.09%, 8/15/2050(b) 194,000 180,088

NVIT DoubleLine Total Return Tactical Fund - June 30, 2022 (Unaudited) - Statement of Investments - 53
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2017-C4, Class B,
4.24%, 10/15/2050(b) 161,000 149,395
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class XA,
IO, 0.72%, 5/15/2048(b) 8,408,665 112,299
Series 2016-C35, Class B,
3.44%, 7/15/2048 200,000 183,678
Series 2017-C42, Class C,
4.30%, 12/15/2050(b) 161,000 146,489
Series 2020-C57, Class XA,
IO, 2.22%, 8/15/2053(b) 1,076,573 128,135
Series 2021-C59, Class XA,
IO, 1.68%, 4/15/2054(b) 1,672,706 153,638
Total Commercial Mortgage-Backed
Securities
(cost $15,096,993) 13,769,042
Corporate Bonds 14.2%
Aerospace & Defense 0.3%
Boeing Co. (The) ,
2.95%, 2/1/2030 190,000 158,100
Raytheon Technologies Corp. ,
3.03%, 3/15/2052 100,000 74,465
Textron, Inc. ,
2.45%, 3/15/2031 295,000 242,353
TransDigm, Inc. ,
6.25%, 3/15/2026(a) 70,000 67,462
5.50%, 11/15/2027 45,000 38,177
580,557
Air Freight & Logistics 0.0%
†
FedEx Corp. ,
4.75%, 11/15/2045 65,000 59,571
Airlines 0.1%
American Airlines, Inc. ,
5.75%, 4/20/2029(a) 205,000 175,021
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 40,000 33,931
208,952
Auto Components 0.1%
American Axle &
Manufacturing, Inc. ,
5.00%, 10/1/2029 40,000 32,493
Clarios Global LP ,
6.25%, 5/15/2026(a) 49,000 47,163
Dealer Tire LLC ,
8.00%, 2/1/2028(a) 35,000 30,236
Goodyear Tire & Rubber Co.
(The) ,
5.25%, 7/15/2031 70,000 56,262
Icahn Enterprises LP ,
5.25%, 5/15/2027 40,000 35,434
201,588
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles 0.0%
†
Ford Motor Co. ,
3.25%, 2/12/2032 70,000 52,353
Banks 1.3%
Banco Davivienda SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year + 5.10%),
6.65%, 4/22/2031(a)(d)(e) 200,000 159,858
Banco de Credito del Peru SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.00%),
3.13%, 7/1/2030(a)(e) 100,000 91,379
Bank of America Corp. ,
(SOFR + 1.11%), 3.84%,
4/25/2025(e) 35,000 34,822
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(e) 310,000 240,434
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(e) 195,000 159,567
Bank of Nova Scotia (The) ,
3.45%, 4/11/2025 325,000 320,710
Citigroup, Inc. ,
(ICE LIBOR USD 3
Month + 1.39%), 3.67%,
7/24/2028(e) 355,000 335,141
JPMorgan Chase & Co. ,
(SOFR + 1.25%), 2.58%,
4/22/2032(e) 190,000 159,867
(SOFR + 1.26%), 2.96%,
1/25/2033(e) 185,000 158,797
Santander Holdings USA, Inc. ,
3.40%, 1/18/2023 175,000 174,742
(SOFR + 1.25%), 2.49%,
1/6/2028(e) 190,000 167,692
Wells Fargo & Co. ,
(ICE LIBOR USD 3
Month + 1.31%), 3.58%,
5/22/2028(e) 175,000 166,024
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(e) 200,000 160,967
2,330,000
Beverages 0.2%
Anheuser-Busch InBev
Worldwide, Inc. ,
5.55%, 1/23/2049 145,000 148,091
Constellation Brands, Inc. ,
3.15%, 8/1/2029 80,000 72,005
2.88%, 5/1/2030 105,000 91,340

54 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Primo Water Holdings, Inc. ,
4.38%, 4/30/2029(a) 45,000 36,753
348,189
Biotechnology 0.1%
AbbVie, Inc. ,
3.85%, 6/15/2024 80,000 79,932
3.80%, 3/15/2025 95,000 94,240
174,172
Building Products 0.1%
Advanced Drainage Systems,
Inc. ,
6.38%, 6/15/2030(a) 25,000 24,414
Builders FirstSource, Inc. ,
6.38%, 6/15/2032(a) 50,000 44,625
Carrier Global Corp. ,
3.58%, 4/5/2050 95,000 71,898
Griffon Corp. ,
5.75%, 3/1/2028 40,000 36,310
177,247
Capital Markets 0.7%
Blackstone Holdings Finance
Co. LLC ,
2.00%, 1/30/2032(a) 245,000 194,668
Goldman Sachs Group, Inc.
(The) ,
(ICE LIBOR USD 3
Month + 1.17%), 2.58%,
5/15/2026(e) 344,000 335,745
Macquarie Group Ltd. ,
(SOFR + 1.53%), 2.87%,
1/14/2033(a)(e) 220,000 179,458
Morgan Stanley ,
(SOFR + 1.36%), 2.48%,
9/16/2036(e) 410,000 315,257
Temasek Financial I Ltd. ,
1.00%, 10/6/2030(a) 250,000 204,016
1,229,144
Chemicals 0.3%
ASP Unifrax Holdings, Inc. ,
5.25%, 9/30/2028(a) 70,000 55,853
CVR Partners LP ,
6.13%, 6/15/2028(a) 45,000 40,231
Equate Petrochemical BV ,
Reg. S, 2.63%, 4/28/2028 200,000 177,500
EverArc Escrow Sarl ,
5.00%, 10/30/2029(a) 95,000 79,963
LG Chem Ltd. ,
2.38%, 7/7/2031(a) 200,000 167,409
Sherwin-Williams Co. (The) ,
2.90%, 3/15/2052 45,000 30,648
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 85,000 62,581
614,185
Commercial Services & Supplies 0.1%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 35,000 32,117
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies
Allied Universal Holdco LLC,
9.75%, 7/15/2027(a) 70,000 59,244
Garda World Security Corp. ,
6.00%, 6/1/2029(a) 70,000 53,812
Madison IAQ LLC ,
4.13%, 6/30/2028(a) 55,000 45,427
WASH Multifamily Acquisition,
Inc. ,
5.75%, 4/15/2026(a) 55,000 51,838
242,438
Communications Equipment 0.0%
†
CommScope, Inc. ,
4.75%, 9/1/2029(a) 55,000 44,368
Construction & Engineering 0.1%
Pike Corp. ,
5.50%, 9/1/2028(a) 140,000 113,653
Quanta Services, Inc. ,
2.35%, 1/15/2032 205,000 158,774
272,427
Consumer Finance 0.3%
Avolon Holdings Funding Ltd. ,
2.13%, 2/21/2026(a) 125,000 108,064
3.25%, 2/15/2027(a) 50,000 43,505
Discover Financial Services ,
4.10%, 2/9/2027 175,000 167,834
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028 100,000 83,052
3.10%, 1/12/2032 100,000 80,375
Global Aircraft Leasing Co.
Ltd. ,
6.50%, 9/15/2024(a)(f) 59,059 44,737
Navient Corp. ,
5.00%, 3/15/2027 30,000 24,676
OneMain Finance Corp. ,
6.63%, 1/15/2028 85,000 75,970
628,213
Containers & Packaging 0.2%
Berry Global, Inc. ,
0.95%, 2/15/2024 160,000 151,553
Clydesdale Acquisition
Holdings, Inc. ,
6.63%, 4/15/2029(a) 65,000 61,076
WRKCo, Inc. ,
3.75%, 3/15/2025 175,000 173,436
386,065
Distributors 0.0%
†
BCPE Empire Holdings, Inc. ,
7.63%, 5/1/2027(a) 60,000 48,845
Diversified Consumer Services 0.0%
†
Metis Merger Sub LLC ,
6.50%, 5/15/2029(a) 90,000 71,518

NVIT DoubleLine Total Return Tactical Fund - June 30, 2022 (Unaudited) - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services 0.4%
AT&T, Inc. ,
2.75%, 6/1/2031 60,000 51,810
2.25%, 2/1/2032 200,000 163,397
CCO Holdings LLC ,
4.75%, 3/1/2030(a) 50,000 42,763
4.75%, 2/1/2032(a) 45,000 36,846
4.25%, 1/15/2034(a) 40,000 30,900
Frontier Communications
Holdings LLC ,
5.88%, 10/15/2027(a) 15,000 13,487
5.00%, 5/1/2028(a) 30,000 25,500
6.00%, 1/15/2030(a) 45,000 34,625
Intelsat Jackson Holdings SA ,
6.50%, 3/15/2030(a) 45,000 37,125
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a) 60,000 51,150
Lumen Technologies, Inc. ,
5.13%, 12/15/2026(a) 45,000 37,882
4.00%, 2/15/2027(a) 40,000 33,830
Verizon Communications, Inc. ,
1.75%, 1/20/2031 325,000 261,047
820,362
Electric Utilities 0.8%
AEP Texas, Inc. ,
Series H, 3.45%, 1/15/2050 145,000 113,101
Duke Energy Carolinas LLC ,
3.55%, 3/15/2052 40,000 33,226
Duke Energy Corp. ,
2.65%, 9/1/2026 275,000 257,552
Exelon Corp. ,
4.10%, 3/15/2052(a) 20,000 17,241
Guacolda Energia SA ,
Reg. S, 4.56%, 4/30/2025 200,000 69,763
JSW Hydro Energy Ltd. ,
4.13%, 5/18/2031(a) 184,000 146,414
LLPL Capital Pte. Ltd. ,
Reg. S, 6.88%, 2/4/2039 174,340 162,150
Minejesa Capital BV ,
Reg. S, 5.63%, 8/10/2037 200,000 161,806
Monongahela Power Co. ,
5.40%, 12/15/2043(a) 80,000 79,040
NRG Energy, Inc. ,
3.63%, 2/15/2031(a) 80,000 62,719
Pacific Gas and Electric Co. ,
1.37%, 3/10/2023 90,000 88,618
2.50%, 2/1/2031 105,000 80,318
PG&E Corp. ,
5.00%, 7/1/2028 25,000 21,097
Southern Co. (The) ,
Series A, 3.70%, 4/30/2030 175,000 162,380
1,455,425
Electronic Equipment, Instruments & Components 0.2%
Arrow Electronics, Inc. ,
3.88%, 1/12/2028 135,000 128,439
Vontier Corp. ,
1.80%, 4/1/2026 190,000 165,769
294,208
Corporate Bonds
Principal
Amount ($) Value ($)
Energy Equipment & Services 0.1%
Halliburton Co. ,
2.92%, 3/1/2030 70,000 61,818
Transocean Poseidon Ltd. ,
6.88%, 2/1/2027(a) 70,313 61,875
Transocean, Inc. ,
11.50%, 1/30/2027(a) 18,000 16,895
USA Compression Partners
LP ,
6.88%, 9/1/2027 105,000 93,188
Weatherford International Ltd. ,
6.50%, 9/15/2028(a) 45,000 40,387
274,163
Entertainment 0.2%
Lions Gate Capital Holdings
LLC ,
5.50%, 4/15/2029(a) 50,000 39,000
Live Nation Entertainment,
Inc. ,
6.50%, 5/15/2027(a) 55,000 54,088
4.75%, 10/15/2027(a) 75,000 66,489
Magallanes, Inc. ,
3.76%, 3/15/2027(a) 175,000 164,149
323,726
Equity Real Estate Investment Trusts (REITs) 0.4%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 260,000 195,494
Crown Castle International
Corp. ,
4.30%, 2/15/2029 170,000 163,219
Invitation Homes Operating
Partnership LP ,
2.70%, 1/15/2034 190,000 146,142
Iron Mountain, Inc. ,
4.50%, 2/15/2031(a) 30,000 24,514
Park Intermediate Holdings
LLC ,
4.88%, 5/15/2029(a) 50,000 42,933
Vornado Realty LP ,
2.15%, 6/1/2026 60,000 53,453
Welltower, Inc. ,
2.05%, 1/15/2029 195,000 164,120
789,875
Food & Staples Retailing 0.2%
Performance Food Group,
Inc. ,
5.50%, 10/15/2027(a) 55,000 50,916
4.25%, 8/1/2029(a) 40,000 33,400
Sysco Corp. ,
3.25%, 7/15/2027 90,000 85,680
3.30%, 2/15/2050 75,000 55,924
3.15%, 12/14/2051 25,000 17,877
United Natural Foods, Inc. ,
6.75%, 10/15/2028(a) 45,000 42,054

56 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Staples Retailing
US Foods, Inc. ,
4.63%, 6/1/2030(a) 90,000 75,874
361,725
Food Products 0.2%
Bunge Ltd. Finance Corp. ,
2.75%, 5/14/2031 105,000 86,665
Post Holdings, Inc. ,
4.63%, 4/15/2030(a) 50,000 42,188
Smithfield Foods, Inc. ,
4.25%, 2/1/2027(a) 150,000 144,387
3.00%, 10/15/2030(a) 30,000 24,870
298,110
Gas Utilities 0.1%
Ferrellgas LP ,
5.38%, 4/1/2026(a) 35,000 30,386
Suburban Propane Partners
LP ,
5.00%, 6/1/2031(a) 140,000 119,053
Superior Plus LP ,
4.50%, 3/15/2029(a) 70,000 59,500
208,939
Health Care Equipment & Supplies 0.0%
†
Medline Borrower LP ,
5.25%, 10/1/2029(a) 95,000 78,024
Health Care Providers & Services 0.8%
AdaptHealth LLC ,
5.13%, 3/1/2030(a) 95,000 80,076
Centene Corp. ,
2.50%, 3/1/2031 200,000 158,752
Community Health Systems,
Inc. ,
6.00%, 1/15/2029(a) 60,000 49,705
6.88%, 4/15/2029(a) 65,000 41,925
CVS Health Corp. ,
2.70%, 8/21/2040 155,000 111,905
Elevance Health, Inc. ,
3.30%, 1/15/2023 175,000 175,239
4.10%, 5/15/2032 175,000 170,252
HCA, Inc. ,
4.13%, 6/15/2029 85,000 77,502
5.13%, 6/15/2039 80,000 70,009
Legacy LifePoint Health LLC ,
6.75%, 4/15/2025(a) 30,000 28,998
4.38%, 2/15/2027(a) 40,000 34,273
ModivCare Escrow Issuer,
Inc. ,
5.00%, 10/1/2029(a) 70,000 56,542
Option Care Health, Inc. ,
4.38%, 10/31/2029(a) 70,000 60,025
Owens & Minor, Inc. ,
6.63%, 4/1/2030(a) 70,000 63,943
Radiology Partners, Inc. ,
9.25%, 2/1/2028(a) 45,000 33,796
RP Escrow Issuer LLC ,
5.25%, 12/15/2025(a) 95,000 82,111
Select Medical Corp. ,
6.25%, 8/15/2026(a) 125,000 116,683
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Tenet Healthcare Corp. ,
6.13%, 10/1/2028(a) 75,000 64,183
6.13%, 6/15/2030(a) 60,000 55,355
1,531,274
Hotels, Restaurants & Leisure 0.7%
Boyne USA, Inc. ,
4.75%, 5/15/2029(a) 125,000 108,243
Caesars Entertainment, Inc. ,
4.63%, 10/15/2029(a) 45,000 34,988
Carnival Corp. ,
5.75%, 3/1/2027(a) 190,000 137,233
Cedar Fair LP ,
5.25%, 7/15/2029 40,000 35,275
Expedia Group, Inc. ,
5.00%, 2/15/2026 125,000 124,988
3.80%, 2/15/2028 210,000 191,385
Fertitta Entertainment LLC ,
6.75%, 1/15/2030(a) 75,000 57,563
Marriott International, Inc. ,
Series HH, 2.85%,
4/15/2031 195,000 161,710
Midwest Gaming Borrower
LLC ,
4.88%, 5/1/2029(a) 100,000 81,500
NCL Corp. Ltd. ,
5.88%, 2/15/2027(a) 45,000 38,475
Premier Entertainment Sub
LLC ,
5.63%, 9/1/2029(a) 60,000 42,718
5.88%, 9/1/2031(a) 30,000 20,820
Scientific Games Holdings LP ,
6.63%, 3/1/2030(a) 85,000 72,250
Scientific Games International,
Inc. ,
7.25%, 11/15/2029(a) 45,000 42,201
Viking Cruises Ltd. ,
5.88%, 9/15/2027(a) 105,000 78,443
1,227,792
Household Durables 0.0%
†
Mattamy Group Corp. ,
4.63%, 3/1/2030(a) 60,000 43,849
SWF Escrow Issuer Corp. ,
6.50%, 10/1/2029(a) 45,000 30,262
74,111
Household Products 0.1%
Energizer Holdings, Inc. ,
4.75%, 6/15/2028(a) 60,000 47,623
Kronos Acquisition Holdings,
Inc. ,
5.00%, 12/31/2026(a) 60,000 51,301
7.00%, 12/31/2027(a) 40,000 30,000
128,924
Independent Power and Renewable Electricity Producers
0.0%
†
Calpine Corp. ,
5.13%, 3/15/2028(a) 45,000 39,614

NVIT DoubleLine Total Return Tactical Fund - June 30, 2022 (Unaudited) - Statement of Investments - 57
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
Calpine Corp.,
4.63%, 2/1/2029(a) 30,000 24,968
64,582
Insurance 0.5%
Acrisure LLC ,
4.25%, 2/15/2029(a) 35,000 28,294
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(a) 40,000 35,495
AmWINS Group, Inc. ,
4.88%, 6/30/2029(a) 95,000 77,798
Athene Holding Ltd. ,
3.95%, 5/25/2051 190,000 141,348
Brighthouse Financial Global
Funding ,
1.00%, 4/12/2024(a) 70,000 66,083
Brighthouse Financial, Inc. ,
3.85%, 12/22/2051 95,000 64,607
Brown & Brown, Inc. ,
2.38%, 3/15/2031 140,000 110,826
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 45,000 42,127
Guardian Life Global Funding ,
1.25%, 5/13/2026(a) 190,000 171,338
Massachusetts Mutual Life
Insurance Co. ,
3.38%, 4/15/2050(a) 140,000 108,259
NFP Corp. ,
6.88%, 8/15/2028(a) 35,000 28,876
875,051
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc. ,
1.22%, 10/18/2024 145,000 137,371
Machinery 0.0%
†
Parker-Hannifin Corp. ,
4.25%, 9/15/2027 45,000 44,686
Media 0.6%
Cengage Learning, Inc. ,
9.50%, 6/15/2024(a) 50,000 46,250
Charter Communications
Operating LLC ,
2.30%, 2/1/2032 260,000 196,723
Clear Channel Outdoor
Holdings, Inc. ,
7.50%, 6/1/2029(a) 70,000 50,334
Comcast Corp. ,
2.94%, 11/1/2056 212,000 147,318
Directv Financing LLC ,
5.88%, 8/15/2027(a) 40,000 34,123
DISH DBS Corp. ,
5.75%, 12/1/2028(a) 45,000 33,318
5.13%, 6/1/2029 40,000 24,306
GCI LLC ,
4.75%, 10/15/2028(a) 50,000 43,322
McGraw-Hill Education, Inc. ,
5.75%, 8/1/2028(a) 50,000 42,814
Corporate Bonds
Principal
Amount ($) Value ($)
Media
News Corp. ,
5.13%, 2/15/2032(a) 30,000 26,565
Nexstar Media, Inc. ,
5.63%, 7/15/2027(a) 25,000 22,813
Omnicom Group, Inc. ,
2.45%, 4/30/2030 190,000 160,184
Scripps Escrow, Inc. ,
5.88%, 7/15/2027(a) 60,000 52,528
Sirius XM Radio, Inc. ,
5.50%, 7/1/2029(a) 85,000 77,456
Univision Communications,
Inc. ,
4.50%, 5/1/2029(a) 45,000 37,666
7.38%, 6/30/2030(a) 70,000 68,425
1,064,145
Metals & Mining 0.4%
Arconic Corp. ,
6.13%, 2/15/2028(a) 75,000 70,034
CAP SA ,
Reg. S, 3.90%, 4/27/2031 200,000 156,750
Freeport Indonesia PT ,
5.32%, 4/14/2032(a) 200,000 181,300
Freeport-McMoRan, Inc. ,
4.63%, 8/1/2030 100,000 92,778
5.45%, 3/15/2043 80,000 74,004
Glencore Funding LLC ,
1.63%, 4/27/2026(a) 115,000 101,725
3.38%, 9/23/2051(a) 85,000 57,947
SunCoke Energy, Inc. ,
4.88%, 6/30/2029(a) 55,000 43,950
778,488
Multiline Retail 0.2%
Dollar General Corp. ,
3.50%, 4/3/2030 180,000 165,635
Dollar Tree, Inc. ,
4.00%, 5/15/2025 150,000 149,050
314,685
Multi-Utilities 0.1%
Empresas Publicas de
Medellin ESP ,
Reg. S, 4.25%, 7/18/2029 200,000 155,958
Oil, Gas & Consumable Fuels 1.7%
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 24,000 22,320
BP Capital Markets America,
Inc. ,
3.00%, 3/17/2052 205,000 147,673
Callon Petroleum Co. ,
7.50%, 6/15/2030(a) 60,000 55,208
Chesapeake Energy Corp. ,
5.88%, 2/1/2029(a) 65,000 61,295
CNX Resources Corp. ,
6.00%, 1/15/2029(a) 50,000 46,710
Continental Resources, Inc. ,
2.27%, 11/15/2026(a) 65,000 57,638
Ecopetrol SA ,
5.88%, 11/2/2051 200,000 130,730

58 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Energy Transfer LP ,
4.75%, 1/15/2026 85,000 84,682
5.00%, 5/15/2044(c) 90,000 75,142
Enterprise Products Operating
LLC ,
3.75%, 2/15/2025 170,000 167,965
EQM Midstream Partners LP ,
4.75%, 1/15/2031(a) 85,000 67,788
Exxon Mobil Corp. ,
2.99%, 3/19/2025 125,000 123,072
Galaxy Pipeline Assets Bidco
Ltd. ,
2.16%, 3/31/2034(a) 192,172 163,275
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 60,000 53,850
4.25%, 2/15/2030(a) 85,000 71,185
Hilcorp Energy I LP ,
6.25%, 11/1/2028(a) 45,000 42,413
5.75%, 2/1/2029(a) 60,000 52,688
Hunt Oil Co. of Peru LLC
Sucursal Del Peru ,
Reg. S, 6.38%, 6/1/2028 183,200 167,628
MEG Energy Corp. ,
7.13%, 2/1/2027(a) 60,000 60,425
5.88%, 2/1/2029(a) 10,000 9,133
MPLX LP ,
1.75%, 3/1/2026 75,000 67,525
NGL Energy Operating LLC ,
7.50%, 2/1/2026(a) 85,000 76,500
NuStar Logistics LP ,
6.38%, 10/1/2030 45,000 39,097
Occidental Petroleum Corp. ,
6.63%, 9/1/2030 35,000 36,050
6.13%, 1/1/2031 50,000 50,671
6.45%, 9/15/2036 30,000 30,750
Oleoducto Central SA ,
Reg. S, 4.00%, 7/14/2027 200,000 166,857
Parkland Corp. ,
4.50%, 10/1/2029(a) 55,000 44,585
Petrobras Global Finance BV ,
5.50%, 6/10/2051 200,000 151,700
Petroleos del Peru SA ,
Reg. S, 4.75%, 6/19/2032 200,000 154,350
Petroleos Mexicanos ,
6.75%, 9/21/2047 100,000 61,750
Pioneer Natural Resources
Co. ,
1.13%, 1/15/2026 115,000 102,753
Rattler Midstream LP ,
5.63%, 7/15/2025(a) 30,000 29,987
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 105,000 105,254
Southwestern Energy Co. ,
5.38%, 2/1/2029 40,000 37,104
4.75%, 2/1/2032 45,000 38,454
Sunoco LP ,
6.00%, 4/15/2027 35,000 33,368
4.50%, 5/15/2029 20,000 16,486
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
TotalEnergies Capital
International SA ,
3.39%, 6/29/2060 105,000 80,045
Valero Energy Corp. ,
2.85%, 4/15/2025 24,000 23,194
Western Midstream Operating
LP ,
3.60%, 2/1/2025(c) 45,000 41,456
Williams Cos., Inc. (The) ,
3.75%, 6/15/2027 85,000 81,167
3,129,923
Paper & Forest Products 0.1%
Georgia-Pacific LLC ,
3.60%, 3/1/2025(a) 176,000 175,017
Glatfelter Corp. ,
4.75%, 11/15/2029(a) 90,000 63,000
238,017
Personal Products 0.0%
†
Coty, Inc. ,
5.00%, 4/15/2026(a) 40,000 36,650
Pharmaceuticals 0.2%
Bausch Health Cos., Inc. ,
6.13%, 2/1/2027(a) 35,000 29,750
6.25%, 2/15/2029(a) 35,000 18,627
Endo Luxembourg Finance
Co. I Sarl ,
6.13%, 4/1/2029(a) 40,000 30,233
Royalty Pharma plc ,
3.30%, 9/2/2040 205,000 151,403
Viatris, Inc. ,
1.65%, 6/22/2025 45,000 40,737
3.85%, 6/22/2040 100,000 70,830
341,580
Real Estate Management & Development 0.1%
Realogy Group LLC ,
5.75%, 1/15/2029(a) 45,000 34,124
5.25%, 4/15/2030(a) 90,000 66,600
100,724
Road & Rail 0.4%
CSX Corp. ,
3.35%, 9/15/2049 200,000 156,659
First Student Bidco, Inc. ,
4.00%, 7/31/2029(a) 50,000 39,990
Movida Europe SA ,
Reg. S, 5.25%, 2/8/2031 200,000 154,950
NESCO Holdings II, Inc. ,
5.50%, 4/15/2029(a) 15,000 12,563
Penske Truck Leasing Co. LP ,
4.20%, 4/1/2027(a) 85,000 82,899
Triton Container International
Ltd. ,
3.25%, 3/15/2032 180,000 146,526
Uber Technologies, Inc. ,
7.50%, 9/15/2027(a) 40,000 38,751

NVIT DoubleLine Total Return Tactical Fund - June 30, 2022 (Unaudited) - Statement of Investments - 59
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Uber Technologies, Inc.,
4.50%, 8/15/2029(a) 40,000 32,900
665,238
Semiconductors & Semiconductor Equipment 0.2%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 188,000 155,428
Marvell Technology, Inc. ,
1.65%, 4/15/2026 140,000 125,415
NXP BV ,
3.88%, 6/18/2026 130,000 125,216
Qorvo, Inc. ,
1.75%, 12/15/2024(a) 50,000 46,706
452,765
Software 0.3%
Clarivate Science Holdings
Corp. ,
4.88%, 7/1/2029(a) 50,000 41,050
Microsoft Corp. ,
2.92%, 3/17/2052 100,000 78,882
Minerva Merger Sub, Inc. ,
6.50%, 2/15/2030(a) 75,000 62,369
Oracle Corp. ,
3.60%, 4/1/2050 160,000 111,145
VMware, Inc. ,
2.20%, 8/15/2031 140,000 110,240
Workday, Inc. ,
3.70%, 4/1/2029 80,000 74,831
478,517
Specialty Retail 0.3%
Dick's Sporting Goods, Inc. ,
3.15%, 1/15/2032 105,000 82,958
4.10%, 1/15/2052 40,000 26,598
Lowe's Cos., Inc. ,
4.25%, 4/1/2052 170,000 147,211
Michaels Cos., Inc. (The) ,
5.25%, 5/1/2028(a) 45,000 35,369
Sonic Automotive, Inc. ,
4.63%, 11/15/2029(a) 90,000 69,733
SRS Distribution, Inc. ,
4.63%, 7/1/2028(a) 65,000 56,875
Staples, Inc. ,
7.50%, 4/15/2026(a) 35,000 29,010
Victoria's Secret & Co. ,
4.63%, 7/15/2029(a) 55,000 41,443
489,197
Technology Hardware, Storage & Peripherals 0.1%
NetApp, Inc. ,
1.88%, 6/22/2025 140,000 130,588
Thrifts & Mortgage Finance 0.1%
Nationstar Mortgage Holdings,
Inc. ,
5.75%, 11/15/2031(a) 115,000 88,055
Corporate Bonds
Principal
Amount ($) Value ($)
Thrifts & Mortgage Finance
PennyMac Financial Services,
Inc. ,
4.25%, 2/15/2029(a) 90,000 66,150
154,205
Tobacco 0.1%
BAT Capital Corp. ,
2.73%, 3/25/2031 200,000 158,401
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
3.25%, 3/1/2025 140,000 133,623
Transportation Infrastructure 0.2%
Adani International Container
Terminal Pvt Ltd. ,
Reg. S, 3.00%, 2/16/2031 192,000 162,916
Adani Ports & Special
Economic Zone Ltd. ,
Reg. S, 4.38%, 7/3/2029 200,000 176,835
339,751
Water Utilities 0.1%
Essential Utilities, Inc. ,
3.35%, 4/15/2050 195,000 147,082
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. ,
2.25%, 2/15/2026 275,000 247,471
3.38%, 4/15/2029 20,000 17,500
3.38%, 4/15/2029(a) 10,000 8,750
2.88%, 2/15/2031 20,000 16,604
VTR Comunicaciones SpA ,
Reg. S, 5.13%, 1/15/2028 200,000 144,277
434,602
Total Corporate Bonds
(cost $30,796,194)
26,402,319
Foreign Government Securities 0.8%
BRAZIL 0.1%
Federative Republic of Brazil,
3.75%, 9/12/2031 200,000 163,011
5.63%, 2/21/2047 200,000 153,859
316,870
CHILE 0.2%
Republic of Chile,
2.55%, 1/27/2032 200,000 169,792
3.10%, 5/7/2041 200,000 152,170
321,962
COLOMBIA 0.1%
Republic of Colombia,
4.13%, 5/15/2051 250,000 149,736

60 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
DOMINICAN REPUBLIC 0.0%
†
Dominican Republic
Government Bond,
6.00%, 2/22/2033(a) 150,000 124,771
MEXICO 0.1%
United Mexican States,
2.66%, 5/24/2031 200,000 164,596
PANAMA 0.1%
Republic of Panama,
2.25%, 9/29/2032 200,000 155,806
PHILIPPINES 0.1%
Republic of Philippines,
1.65%, 6/10/2031 200,000 160,184
SOUTH AFRICA 0.1%
Republic of South Africa,
4.30%, 10/12/2028 200,000 170,620
Total Foreign Government Securities
(cost $1,970,752)
1,564,545
Mortgage-Backed Securities 19.8%
FHLMC Gold Pool
Pool# Q50135
3.50%, 8/1/2047 1,605,663 1,571,428
Pool# G08775
4.00%, 8/1/2047 507,616 507,512
Pool# Q51461
3.50%, 10/1/2047 668,723 654,832
FHLMC UMBS Pool#
SD0257 ,
3.00%, 1/1/2050 1,768,671
1,651,936
FNMA Pool
Pool# BL6290
2.08%, 5/1/2030 2,100,000 1,902,134
Pool# BL5315
2.44%, 1/1/2032 2,200,000 2,006,726
Pool# BL5793
2.54%, 2/1/2032 2,113,000 1,947,844
Pool# BS3020
1.96%, 9/1/2033 1,300,000 1,098,325
Pool# BS3514
2.08%, 10/1/2033 5,900,000 5,007,896
FNMA UMBS Pool
Pool# BE2453
3.00%, 12/1/2046 1,381,393 1,306,231
Pool# MA2888
2.50%, 1/1/2047 1,153,386 1,046,362
Pool# AS9937
3.00%, 7/1/2047 1,080,319 1,021,974
Pool# MA4097
3.00%, 8/1/2050 3,010,602 2,811,721
Pool# FM4865
2.50%, 11/1/2050 3,104,270 2,801,537
Pool# FS1472
3.50%, 11/1/2050 2,854,288 2,770,768
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM8215
2.50%, 3/1/2051 1,615,093 1,467,423
Pool# FM7203
2.00%, 5/1/2051 2,739,592 2,390,217
Pool# CB0705
3.00%, 6/1/2051 1,601,174 1,495,132
Pool# FM8104
3.00%, 7/1/2051 1,741,316 1,625,455
Pool# FM8579
2.50%, 9/1/2051 370,730 334,008
Pool# MA4416
3.50%, 9/1/2051 1,464,592 1,411,200
Total Mortgage-Backed Securities
(cost $41,123,407)
36,830,661
U.S. Treasury Obligations 15.0%
U.S. Treasury Bonds, 2.88%,
5/15/2052 9,400,000 8,878,594
U.S. Treasury Notes
2.50%, 5/31/2024 1,750,000 1,734,209
3.00%, 6/30/2024 1,300,000 1,300,660
2.63%, 4/15/2025 2,650,000 2,621,223
2.75%, 5/15/2025 1,750,000 1,736,602
2.88%, 6/15/2025 1,100,000 1,095,617
2.75%, 4/30/2027 1,550,000 1,529,051
2.63%, 5/31/2027 1,550,000 1,520,695
3.25%, 6/30/2027 2,150,000 2,170,996
2.88%, 4/30/2029 2,000,000 1,976,562
3.25%, 6/30/2029 1,700,000 1,720,187
2.88%, 5/15/2032 1,500,000 1,483,125
Total U.S. Treasury Obligations
(cost $27,959,941)
27,767,521
Investment Company 3.1%
Shares
Fixed Income Fund 3.1%
DoubleLine Floating Rate
Fund, Class I 655,196 5,818,139
Total Investment Company
(cost $6,349,882)
5,818,139

NVIT DoubleLine Total Return Tactical Fund - June 30, 2022 (Unaudited) - Statement of Investments - 61
Short-Term Investment 1.1%
Principal
Amount ($) Value ($)
U.S. Treasury Obligation 1.1%
U.S. Treasury Bills, 2.09%,
4/20/2023 2,000,000 1,958,716
Total Short-Term Investment
(cost $1,966,614)
1,958,716
Total Investments
(cost $193,652,573) — 93.8%
174,239,113
Other assets in excess of
liabilities — 6.2% 11,430,556
NET ASSETS — 100.0%
$ 185,669,669
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2022 was
$38,704,359 which represents 20.85% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2022.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2022.
(d) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2022. The
maturity date reflects the next call date.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2022.
(f) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

62 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Federated High Income Bond Fund
Common Stocks 0.7%
Shares Value ($)
Media Entertainment 0.0%
†
iHeartMedia, Inc., Class A * 4,485 35,386
Oil Field Services 0.4%
Superior Energy Services
LLC *^∞ 6,041 362,460
Pharmaceuticals 0.3%
Mallinckrodt plc * 10,735 266,604
Total Common Stocks
(cost $513,559)
664,450
Corporate Bonds 95.2%
Principal
Amount ($)
Aerospace / Defense 1.5%
TransDigm, Inc. ,
6.25%, 3/15/2026(a) 475,000 457,781
5.50%, 11/15/2027 1,050,000 890,799
4.88%, 5/1/2029 150,000 122,106
1,470,686
Airlines 0.4%
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 400,000 367,514
Automotive 5.7%
Adient Global Holdings Ltd. ,
4.88%, 8/15/2026(a) 350,000 307,181
Clarios Global LP ,
6.75%, 5/15/2025(a) 23,000 22,780
Dana Financing Luxembourg
Sarl ,
5.75%, 4/15/2025(a) 100,000 95,485
Dana, Inc. ,
4.50%, 2/15/2032 325,000 240,104
Dornoch Debt Merger Sub,
Inc. ,
6.63%, 10/15/2029(a) 775,000 572,338
Ford Motor Credit Co. LLC ,
3.38%, 11/13/2025 750,000 675,352
4.39%, 1/8/2026 400,000 368,424
2.70%, 8/10/2026 200,000 170,430
4.27%, 1/9/2027 375,000 336,344
5.11%, 5/3/2029 475,000 425,825
4.00%, 11/13/2030 75,000 60,769
IHO Verwaltungs GmbH ,
6.00%, 5/15/2027(a)(b) 375,000 333,767
6.38%, 5/15/2029(a)(b) 200,000 174,040
KAR Auction Services, Inc. ,
5.13%, 6/1/2025(a) 200,000 190,182
Panther BF Aggregator 2 LP ,
8.50%, 5/15/2027(a) 1,125,000 1,087,284
Real Hero Merger Sub 2, Inc. ,
6.25%, 2/1/2029(a) 850,000 644,630
5,704,935
Corporate Bonds
Principal
Amount ($) Value ($)
Building Materials 3.2%
American Builders &
Contractors Supply Co.,
Inc. ,
4.00%, 1/15/2028(a) 75,000 64,238
CP Atlas Buyer, Inc. ,
7.00%, 12/1/2028(a) 600,000 433,308
Foundation Building Materials,
Inc. ,
6.00%, 3/1/2029(a) 675,000 494,438
GYP Holdings III Corp. ,
4.63%, 5/1/2029(a) 300,000 233,919
Interface, Inc. ,
5.50%, 12/1/2028(a) 175,000 148,244
MIWD Holdco II LLC ,
5.50%, 2/1/2030(a) 75,000 60,357
SRS Distribution, Inc. ,
6.13%, 7/1/2029(a) 150,000 118,346
6.00%, 12/1/2029(a) 525,000 412,246
Standard Industries, Inc. ,
5.00%, 2/15/2027(a) 400,000 357,023
3.38%, 1/15/2031(a) 500,000 368,809
White Cap Buyer LLC ,
6.88%, 10/15/2028(a) 425,000 340,000
White Cap Parent LLC ,
8.25%, 3/15/2026(a)(b) 200,000 166,500
3,197,428
Cable Satellite 8.2%
CCO Holdings LLC ,
5.50%, 5/1/2026(a) 87,000 84,887
5.13%, 5/1/2027(a) 150,000 141,563
5.00%, 2/1/2028(a) 525,000 484,418
5.38%, 6/1/2029(a) 200,000 178,768
4.75%, 3/1/2030(a) 750,000 641,437
4.50%, 8/15/2030(a) 75,000 62,271
4.25%, 2/1/2031(a) 50,000 40,750
4.50%, 5/1/2032 400,000 323,880
4.50%, 6/1/2033(a) 125,000 98,502
4.25%, 1/15/2034(a) 50,000 38,625
CSC Holdings LLC ,
5.88%, 9/15/2022 100,000 99,500
5.25%, 6/1/2024 200,000 187,000
5.50%, 4/15/2027(a) 400,000 362,484
7.50%, 4/1/2028(a) 250,000 208,750
5.75%, 1/15/2030(a) 775,000 563,836
4.50%, 11/15/2031(a) 475,000 366,296
Directv Financing LLC ,
5.88%, 8/15/2027(a) 275,000 234,594
DISH DBS Corp. ,
5.75%, 12/1/2028(a) 150,000 111,062
5.13%, 6/1/2029 450,000 273,438
Doyla Holdco 18 Designate ,
5.00%, 7/15/2028(a) 225,000 186,180
Intelsat Jackson Holdings ,
5.50%, 8/1/2023∞(c) 225,000 0
8.50%, 10/15/2024∞(a)(c) 75,000 0
9.75%, 7/15/2025∞(c) 100,000 0
Sirius XM Radio, Inc. ,
3.13%, 9/1/2026(a) 500,000 446,115
4.00%, 7/15/2028(a) 200,000 173,000

NVIT Federated High Income Bond Fund - June 30, 2022 (Unaudited) - Statement of Investments - 63
Corporate Bonds
Principal
Amount ($) Value ($)
Cable Satellite
Sirius XM Radio, Inc.,
3.88%, 9/1/2031(a) 375,000 298,594
Telenet Finance Luxembourg
Notes Sarl ,
5.50%, 3/1/2028(a) 600,000 529,440
UPC Broadband Finco BV ,
4.88%, 7/15/2031(a) 650,000 529,750
Virgin Media Secured Finance
plc ,
5.50%, 5/15/2029(a) 225,000 201,161
Vmed O2 UK Financing I plc ,
4.75%, 7/15/2031(a) 700,000 565,495
VZ Secured Financing BV ,
5.00%, 1/15/2032(a) 400,000 332,000
Ziggo Bond Co. BV ,
6.00%, 1/15/2027(a) 250,000 221,250
5.13%, 2/28/2030(a) 200,000 156,882
8,141,928
Chemicals 3.2%
Axalta Coating Systems LLC ,
4.75%, 6/15/2027(a) 175,000 157,255
3.38%, 2/15/2029(a) 150,000 122,456
Compass Minerals
International, Inc. ,
4.88%, 7/15/2024(a) 425,000 394,333
6.75%, 12/1/2027(a) 25,000 22,625
Element Solutions, Inc. ,
3.88%, 9/1/2028(a) 225,000 185,654
HB Fuller Co. ,
4.25%, 10/15/2028 75,000 62,929
Herens Holdco Sarl ,
4.75%, 5/15/2028(a) 525,000 436,170
Illuminate Buyer LLC ,
9.00%, 7/1/2028(a) 200,000 158,000
Koppers, Inc. ,
6.00%, 2/15/2025(a) 500,000 464,330
Olympus Water US Holding
Corp. ,
4.25%, 10/1/2028(a) 200,000 156,650
6.25%, 10/1/2029(a) 400,000 277,934
Polar US Borrower LLC ,
6.75%, 5/15/2026(a) 525,000 366,584
SPCM SA ,
3.38%, 3/15/2030(a) 200,000 156,500
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 275,000 202,469
3,163,889
Construction Machinery 0.6%
H&E Equipment Services,
Inc. ,
3.88%, 12/15/2028(a) 350,000 283,063
United Rentals North America,
Inc. ,
5.50%, 5/15/2027 37,000 36,284
4.88%, 1/15/2028 150,000 141,822
3.88%, 2/15/2031 100,000 84,359
545,528
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Cyclical Services 2.4%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 325,000 298,230
9.75%, 7/15/2027(a) 800,000 677,072
6.00%, 6/1/2029(a) 200,000 145,234
Garda World Security Corp. ,
9.50%, 11/1/2027(a) 782,000 715,197
6.00%, 6/1/2029(a) 400,000 307,500
Go Daddy Operating Co. LLC ,
5.25%, 12/1/2027(a) 150,000 137,250
Signal Parent, Inc. ,
6.13%, 4/1/2029(a) 175,000 109,393
2,389,876
Consumer Products 1.9%
BCPE Empire Holdings, Inc. ,
7.63%, 5/1/2027(a) 675,000 549,507
Diamond BC BV ,
4.63%, 10/1/2029(a) 575,000 459,828
Edgewell Personal Care Co. ,
4.13%, 4/1/2029(a) 325,000 268,245
Energizer Holdings, Inc. ,
6.50%, 12/31/2027(a) 125,000 109,531
4.75%, 6/15/2028(a) 175,000 138,901
4.38%, 3/31/2029(a) 400,000 307,092
Prestige Brands, Inc. ,
3.75%, 4/1/2031(a) 100,000 82,920
1,916,024
Diversified Manufacturing 0.9%
Gates Global LLC ,
6.25%, 1/15/2026(a) 550,000 510,125
WESCO Distribution, Inc. ,
7.25%, 6/15/2028(a) 425,000 420,325
930,450
Finance Companies 1.7%
LD Holdings Group LLC ,
6.13%, 4/1/2028(a) 50,000 30,485
Navient Corp. ,
5.50%, 3/15/2029 500,000 385,456
Rocket Mortgage LLC ,
2.88%, 10/15/2026(a) 200,000 165,282
3.63%, 3/1/2029(a) 325,000 255,554
3.88%, 3/1/2031(a) 150,000 112,393
4.00%, 10/15/2033(a) 100,000 71,000
United Wholesale Mortgage
LLC ,
5.50%, 11/15/2025(a) 275,000 235,562
5.75%, 6/15/2027(a) 400,000 320,704
5.50%, 4/15/2029(a) 200,000 153,130
1,729,566
Food & Beverage 2.3%
Aramark Services, Inc. ,
6.38%, 5/1/2025(a) 300,000 293,505
BellRing Brands, Inc. ,
7.00%, 3/15/2030(a) 525,000 494,812
Performance Food Group,
Inc. ,
5.50%, 10/15/2027(a) 50,000 46,287

64 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Beverage
Performance Food Group,
Inc.,
4.25%, 8/1/2029(a) 275,000 229,625
Post Holdings, Inc. ,
5.75%, 3/1/2027(a) 280,000 271,250
5.50%, 12/15/2029(a) 325,000 290,544
4.50%, 9/15/2031(a) 125,000 102,231
US Foods, Inc. ,
4.75%, 2/15/2029(a) 450,000 393,386
4.63%, 6/1/2030(a) 225,000 189,684
2,311,324
Food & Staples Retailing 0.0%
†
Jitney-Jungle Stores of
America, Inc. ,
10.38%, 9/15/2007^∞(c) 100,000 0
Gaming 3.9%
Affinity Gaming ,
6.88%, 12/15/2027(a) 375,000 315,015
Boyd Gaming Corp. ,
4.75%, 12/1/2027 100,000 90,500
4.75%, 6/15/2031(a) 75,000 63,377
Caesars Entertainment, Inc. ,
6.25%, 7/1/2025(a) 175,000 168,653
8.13%, 7/1/2027(a) 375,000 362,344
Caesars Resort Collection
LLC ,
5.75%, 7/1/2025(a) 25,000 23,908
CCM Merger, Inc. ,
6.38%, 5/1/2026(a) 50,000 45,521
Midwest Gaming Borrower
LLC ,
4.88%, 5/1/2029(a) 250,000 203,750
Mohegan Gaming &
Entertainment ,
8.00%, 2/1/2026(a) 625,000 531,250
Penn National Gaming, Inc. ,
4.13%, 7/1/2029(a) 75,000 56,910
Raptor Acquisition Corp. ,
4.88%, 11/1/2026(a) 50,000 43,750
Scientific Games Holdings LP ,
6.63%, 3/1/2030(a) 550,000 467,500
Scientific Games International,
Inc. ,
8.63%, 7/1/2025(a) 300,000 307,530
7.25%, 11/15/2029(a) 200,000 187,562
Station Casinos LLC ,
4.50%, 2/15/2028(a) 250,000 211,152
4.63%, 12/1/2031(a) 175,000 136,500
VICI Properties LP ,
5.63%, 5/1/2024(a) 150,000 148,125
3.50%, 2/15/2025(a) 25,000 23,386
4.25%, 12/1/2026(a) 150,000 136,996
3.88%, 2/15/2029(a) 50,000 43,004
4.63%, 12/1/2029(a) 300,000 268,186
4.13%, 8/15/2030(a) 75,000 64,719
3,899,638
Corporate Bonds
Principal
Amount ($) Value ($)
Health Insurance 0.6%
Centene Corp. ,
4.25%, 12/15/2027 150,000 140,021
4.63%, 12/15/2029 400,000 373,000
3.38%, 2/15/2030 125,000 106,006
619,027
Healthcare 7.3%
Acadia Healthcare Co., Inc. ,
5.50%, 7/1/2028(a) 50,000 46,715
5.00%, 4/15/2029(a) 25,000 22,443
AdaptHealth LLC ,
4.63%, 8/1/2029(a) 100,000 82,250
5.13%, 3/1/2030(a) 225,000 189,654
Ardent Health Services ,
5.75%, 7/15/2029(a) 375,000 275,513
Avantor Funding, Inc. ,
4.63%, 7/15/2028(a) 225,000 206,257
3.88%, 11/1/2029(a) 475,000 415,459
Charles River Laboratories
International, Inc. ,
3.75%, 3/15/2029(a) 125,000 108,481
Community Health Systems,
Inc. ,
8.00%, 3/15/2026(a) 175,000 159,371
6.88%, 4/15/2029(a) 400,000 258,000
6.13%, 4/1/2030(a) 250,000 152,500
5.25%, 5/15/2030(a) 200,000 151,980
Embecta Corp. ,
5.00%, 2/15/2030(a) 100,000 83,944
6.75%, 2/15/2030(a) 150,000 135,049
Global Medical Response,
Inc. ,
6.50%, 10/1/2025(a) 500,000 445,490
HCA, Inc. ,
5.38%, 2/1/2025 50,000 49,738
5.88%, 2/15/2026 250,000 251,283
IMS Health ,
5.00%, 10/15/2026(a) 275,000 261,891
Legacy LifePoint Health LLC ,
6.75%, 4/15/2025(a) 100,000 96,661
Medline Borrower LP ,
3.88%, 4/1/2029(a) 200,000 170,342
5.25%, 10/1/2029(a) 850,000 698,105
MEDNAX, Inc. ,
5.38%, 2/15/2030(a) 200,000 171,352
MPH Acquisition Holdings
LLC ,
5.50%, 9/1/2028(a) 125,000 111,250
5.75%, 11/1/2028(a) 525,000 435,067
RegionalCare Hospital
Partners Holdings, Inc. ,
9.75%, 12/1/2026(a) 550,000 534,875
Team Health Holdings, Inc. ,
6.38%, 2/1/2025(a) 300,000 209,484
Teleflex, Inc. ,
4.63%, 11/15/2027 75,000 69,188
4.25%, 6/1/2028(a) 25,000 22,588
Tenet Healthcare Corp. ,
6.75%, 6/15/2023 300,000 308,787
4.88%, 1/1/2026(a) 175,000 161,000

NVIT Federated High Income Bond Fund - June 30, 2022 (Unaudited) - Statement of Investments - 65
Corporate Bonds
Principal
Amount ($) Value ($)
Healthcare
Tenet Healthcare Corp.,
6.25%, 2/1/2027(a) 250,000 230,104
5.13%, 11/1/2027(a) 175,000 157,500
4.63%, 6/15/2028(a) 25,000 21,770
6.13%, 10/1/2028(a) 75,000 64,183
4.25%, 6/1/2029(a) 200,000 168,442
6.13%, 6/15/2030(a) 400,000 369,032
7,295,748
Independent Energy 4.7%
Antero Resources Corp. ,
7.63%, 2/1/2029(a) 21,000 21,363
5.38%, 3/1/2030(a) 125,000 113,977
Ascent Resources Utica
Holdings LLC ,
7.00%, 11/1/2026(a) 350,000 325,500
8.25%, 12/31/2028(a) 175,000 166,664
5.88%, 6/30/2029(a) 75,000 66,000
Berry Petroleum Co. LLC ,
7.00%, 2/15/2026(a) 125,000 110,000
Callon Petroleum Co. ,
8.25%, 7/15/2025 125,000 121,838
7.50%, 6/15/2030(a) 75,000 69,011
Centennial Resource
Production LLC ,
6.88%, 4/1/2027(a) 275,000 261,150
Chesapeake Energy Corp. ,
7.00%, 10/1/2024(c) 200,000 3,625
5.50%, 2/1/2026(a) 25,000 23,807
5.88%, 2/1/2029(a) 25,000 23,575
Comstock Resources, Inc. ,
6.75%, 3/1/2029(a) 375,000 335,786
5.88%, 1/15/2030(a) 150,000 129,000
CrownRock LP ,
5.63%, 10/15/2025(a) 375,000 352,500
5.00%, 5/1/2029(a) 25,000 22,421
Endeavor Energy Resources
LP ,
6.63%, 7/15/2025(a) 125,000 125,613
5.75%, 1/30/2028(a) 50,000 47,632
EQT Corp. ,
5.00%, 1/15/2029 100,000 96,808
Oasis Petroleum, Inc. ,
6.38%, 6/1/2026(a) 50,000 46,250
Occidental Petroleum Corp. ,
8.00%, 7/15/2025 125,000 131,562
5.88%, 9/1/2025 475,000 472,934
8.88%, 7/15/2030 125,000 143,510
6.45%, 9/15/2036 50,000 51,250
PDC Energy, Inc. ,
6.13%, 9/15/2024 62,000 61,578
5.75%, 5/15/2026 100,000 93,283
Range Resources Corp. ,
4.88%, 5/15/2025 98,000 95,589
8.25%, 1/15/2029 125,000 127,439
4.75%, 2/15/2030(a) 75,000 67,263
Rockcliff Energy II LLC ,
5.50%, 10/15/2029(a) 225,000 204,743
SM Energy Co. ,
6.75%, 9/15/2026 125,000 117,920
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Energy
SM Energy Co.,
6.50%, 7/15/2028 125,000 114,963
Southwestern Energy Co. ,
8.38%, 9/15/2028 175,000 184,406
5.38%, 3/15/2030 50,000 46,000
Tap Rock Resources LLC ,
7.00%, 10/1/2026(a) 375,000 354,082
4,729,042
Industrial - Other 1.5%
Booz Allen Hamilton, Inc. ,
3.88%, 9/1/2028(a) 75,000 66,375
Madison IAQ LLC ,
4.13%, 6/30/2028(a) 25,000 20,649
5.88%, 6/30/2029(a) 775,000 593,898
SPX Flow, Inc. ,
8.75%, 4/1/2030(a) 425,000 355,937
TK Elevator Holdco GmbH ,
7.63%, 7/15/2028(a) 350,000 314,125
TK Elevator US Newco, Inc. ,
5.25%, 7/15/2027(a) 200,000 178,313
1,529,297
Insurance - P&C 6.1%
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(a) 100,000 88,738
AmWINS Group, Inc. ,
4.88%, 6/30/2029(a) 550,000 450,407
Ardonagh Midco 2 plc ,
12.75%, 1/15/2027(a)(b) 427,619 420,142
AssuredPartners, Inc. ,
7.00%, 8/15/2025(a) 300,000 281,779
5.63%, 1/15/2029(a) 150,000 120,080
BroadStreet Partners, Inc. ,
5.88%, 4/15/2029(a) 850,000 665,048
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 500,000 468,075
HUB International Ltd. ,
7.00%, 5/1/2026(a) 1,200,000 1,128,480
5.63%, 12/1/2029(a) 675,000 557,586
NFP Corp. ,
6.88%, 8/15/2028(a) 1,125,000 928,170
Ryan Specialty Group LLC ,
4.38%, 2/1/2030(a) 275,000 239,250
USI, Inc. ,
6.88%, 5/1/2025(a) 750,000 723,750
6,071,505
Leisure 0.6%
SeaWorld Parks &
Entertainment, Inc. ,
5.25%, 8/15/2029(a) 425,000 359,631
Six Flags Entertainment Corp. ,
5.50%, 4/15/2027(a) 100,000 90,752
Six Flags Theme Parks, Inc. ,
7.00%, 7/1/2025(a) 125,000 126,541
576,924

66 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Lodging 0.2%
Hilton Domestic Operating
Co., Inc. ,
5.38%, 5/1/2025(a) 75,000 73,500
4.88%, 1/15/2030 100,000 90,375
3.63%, 2/15/2032(a) 75,000 59,578
223,453
Media Entertainment 7.5%
Audacy Capital Corp. ,
6.50%, 5/1/2027(a) 425,000 252,920
6.75%, 3/31/2029(a) 200,000 106,500
CMG Media Corp. ,
8.88%, 12/15/2027(a) 700,000 553,007
Cumulus Media New
Holdings, Inc. ,
6.75%, 7/1/2026(a) 263,000 242,289
Diamond Sports Group LLC ,
6.63%, 8/15/2027(a) 200,000 24,000
Gray Escrow II, Inc. ,
5.38%, 11/15/2031(a) 175,000 140,215
Gray Television, Inc. ,
5.88%, 7/15/2026(a) 350,000 327,187
7.00%, 5/15/2027(a) 125,000 120,313
4.75%, 10/15/2030(a) 75,000 58,687
iHeartCommunications, Inc. ,
6.38%, 5/1/2026 75,360 69,802
8.38%, 5/1/2027 845,964 672,271
4.75%, 1/15/2028(a) 125,000 103,010
Lamar Media Corp. ,
4.88%, 1/15/2029 75,000 67,509
3.63%, 1/15/2031 50,000 40,921
Match Group Holdings II LLC ,
5.00%, 12/15/2027(a) 275,000 254,918
4.13%, 8/1/2030(a) 325,000 271,409
News Corp. ,
5.13%, 2/15/2032(a) 75,000 66,412
Nexstar Media, Inc. ,
5.63%, 7/15/2027(a) 325,000 296,563
4.75%, 11/1/2028(a) 375,000 321,562
Nielsen Co. Luxembourg
SARL (The) ,
5.00%, 2/1/2025(a) 275,000 268,813
Nielsen Finance LLC ,
5.63%, 10/1/2028(a) 50,000 46,435
5.88%, 10/1/2030(a) 225,000 206,586
Outfront Media Capital LLC ,
4.25%, 1/15/2029(a) 50,000 39,831
4.63%, 3/15/2030(a) 200,000 157,574
ROBLOX Corp. ,
3.88%, 5/1/2030(a) 200,000 162,104
Scripps Escrow II, Inc. ,
3.88%, 1/15/2029(a) 75,000 62,853
5.38%, 1/15/2031(a) 200,000 159,510
Scripps Escrow, Inc. ,
5.88%, 7/15/2027(a) 250,000 218,866
Sinclair Television Group, Inc. ,
5.13%, 2/15/2027(a) 350,000 295,094
5.50%, 3/1/2030(a) 75,000 55,224
Stagwell Global LLC ,
5.63%, 8/15/2029(a) 750,000 602,647
Corporate Bonds
Principal
Amount ($) Value ($)
Media Entertainment
TEGNA, Inc. ,
5.00%, 9/15/2029 575,000 543,864
Univision Communications,
Inc. ,
4.50%, 5/1/2029(a) 100,000 83,702
7.38%, 6/30/2030(a) 50,000 48,875
Urban One, Inc. ,
7.38%, 2/1/2028(a) 400,000 342,500
WMG Acquisition Corp. ,
3.75%, 12/1/2029(a) 225,000 187,875
7,471,848
Metals & Mining 0.6%
Cleveland-Cliffs, Inc. ,
4.63%, 3/1/2029(a) 250,000 220,625
4.88%, 3/1/2031(a) 150,000 132,250
Coeur Mining, Inc. ,
5.13%, 2/15/2029(a) 275,000 190,503
543,378
Midstream 6.2%
AmeriGas Partners LP ,
5.50%, 5/20/2025 75,000 70,588
5.88%, 8/20/2026 400,000 373,154
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 275,000 255,750
5.75%, 1/15/2028(a) 250,000 227,605
5.38%, 6/15/2029(a) 600,000 537,336
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 175,000 156,223
4.00%, 3/1/2031 150,000 127,545
3.25%, 1/31/2032(a) 75,000 59,062
Cheniere Energy, Inc. ,
4.63%, 10/15/2028 50,000 45,029
CNX Midstream Partners LP ,
4.75%, 4/15/2030(a) 175,000 147,000
Crestwood Midstream
Partners LP ,
8.00%, 4/1/2029(a) 175,000 162,533
DT Midstream, Inc. ,
4.38%, 6/15/2031(a) 150,000 125,625
EQM Midstream Partners LP ,
6.00%, 7/1/2025(a) 37,000 35,471
7.50%, 6/1/2027(a) 50,000 48,227
6.50%, 7/1/2027(a) 475,000 441,655
5.50%, 7/15/2028 75,000 64,753
4.50%, 1/15/2029(a) 125,000 101,485
4.75%, 1/15/2031(a) 325,000 259,188
6.50%, 7/15/2048 75,000 57,188
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 125,000 112,188
4.25%, 2/15/2030(a) 100,000 83,746
5.50%, 10/15/2030(a) 125,000 112,187
Holly Energy Partners LP ,
6.38%, 4/15/2027(a) 75,000 70,594
5.00%, 2/1/2028(a) 275,000 235,521
NuStar Logistics LP ,
5.63%, 4/28/2027 325,000 290,878

NVIT Federated High Income Bond Fund - June 30, 2022 (Unaudited) - Statement of Investments - 67
Corporate Bonds
Principal
Amount ($) Value ($)
Midstream
Rattler Midstream LP ,
5.63%, 7/15/2025(a) 150,000 149,936
Solaris Midstream Holdings
LLC ,
7.63%, 4/1/2026(a) 125,000 118,209
Suburban Propane Partners
LP ,
5.88%, 3/1/2027 150,000 141,481
5.00%, 6/1/2031(a) 400,000 340,150
Summit Midstream Holdings
LLC ,
5.75%, 4/15/2025 100,000 78,250
Targa Resources Partners LP ,
6.50%, 7/15/2027 75,000 76,827
5.00%, 1/15/2028 50,000 47,601
5.50%, 3/1/2030 275,000 262,399
TransMontaigne Partners LP ,
6.13%, 2/15/2026 150,000 132,563
Western Midstream Operating
LP ,
4.50%, 3/1/2028 150,000 135,750
5.45%, 4/1/2044 250,000 207,785
5.30%, 3/1/2048 325,000 261,999
5.50%, 8/15/2048 100,000 81,500
6,234,981
Oil Field Services 2.0%
Archrock Partners LP ,
6.88%, 4/1/2027(a) 400,000 364,748
6.25%, 4/1/2028(a) 350,000 309,855
Nabors Industries Ltd. ,
7.25%, 1/15/2026(a) 200,000 177,370
7.50%, 1/15/2028(a) 150,000 129,000
Nabors Industries, Inc. ,
7.38%, 5/15/2027(a) 125,000 118,750
Precision Drilling Corp. ,
7.13%, 1/15/2026(a) 75,000 70,500
6.88%, 1/15/2029(a) 125,000 111,875
USA Compression Partners
LP ,
6.88%, 4/1/2026 625,000 568,563
6.88%, 9/1/2027 175,000 155,312
2,005,973
Packaging 4.9%
ARD Finance SA ,
6.50%, 6/30/2027(a)(b) 450,000 333,792
Ardagh Metal Packaging
Finance USA LLC ,
4.00%, 9/1/2029(a) 500,000 401,250
Ardagh Packaging Finance
plc ,
5.25%, 8/15/2027(a) 375,000 267,398
5.25%, 8/15/2027(a) 500,000 356,530
Berry Global Escrow Corp. ,
5.63%, 7/15/2027(a) 125,000 119,617
Clydesdale Acquisition
Holdings, Inc. ,
8.75%, 4/15/2030(a) 1,075,000 927,263
Corporate Bonds
Principal
Amount ($) Value ($)
Packaging
Crown Americas LLC ,
5.25%, 4/1/2030(a) 300,000 281,250
Mauser Packaging Solutions
Holding Co. ,
7.25%, 4/15/2025(a) 300,000 261,750
OI European Group BV ,
4.75%, 2/15/2030(a) 150,000 125,625
Owens-Brockway Glass
Container, Inc. ,
5.88%, 8/15/2023(a) 83,000 82,170
5.38%, 1/15/2025(a) 100,000 94,000
6.63%, 5/13/2027(a) 207,000 193,193
Sealed Air Corp. ,
5.00%, 4/15/2029(a) 75,000 70,125
Trident TPI Holdings, Inc. ,
9.25%, 8/1/2024(a) 225,000 205,839
6.63%, 11/1/2025(a) 450,000 412,875
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(a) 800,000 750,083
4,882,760
Paper 0.7%
Clearwater Paper Corp. ,
5.38%, 2/1/2025(a) 400,000 389,000
Graphic Packaging
International LLC ,
4.75%, 7/15/2027(a) 75,000 70,814
3.50%, 3/1/2029(a) 250,000 209,924
3.75%, 2/1/2030(a) 25,000 21,189
690,927
Pharmaceuticals 2.0%
Bausch Health Americas, Inc. ,
9.25%, 4/1/2026(a) 150,000 107,250
Bausch Health Cos., Inc. ,
9.00%, 12/15/2025(a) 25,000 18,471
6.13%, 2/1/2027(a) 225,000 191,250
5.00%, 2/15/2029(a) 725,000 377,000
6.25%, 2/15/2029(a) 100,000 53,220
7.25%, 5/30/2029(a) 400,000 217,000
5.25%, 1/30/2030(a) 300,000 155,004
5.25%, 2/15/2031(a) 125,000 63,972
Catalent Pharma Solutions,
Inc. ,
3.50%, 4/1/2030(a) 100,000 81,593
Endo Dac ,
6.00%, 6/30/2028(a) 200,000 15,500
Grifols Escrow Issuer SA ,
4.75%, 10/15/2028(a) 200,000 173,456
Mallinckrodt International
Finance SA ,
10.00%, 6/15/2029(a) 305,000 213,500
Organon & Co. ,
5.13%, 4/30/2031(a) 250,000 215,708
Syneos Health, Inc. ,
3.63%, 1/15/2029(a) 150,000 127,024
2,009,948

68 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Restaurants 1.5%
1011778 BC ULC ,
4.38%, 1/15/2028(a) 225,000 196,718
4.00%, 10/15/2030(a) 1,150,000 922,875
KFC Holding Co. ,
4.75%, 6/1/2027(a) 150,000 144,255
Yum! Brands, Inc. ,
4.75%, 1/15/2030(a) 200,000 181,500
4.63%, 1/31/2032 50,000 44,175
5.38%, 4/1/2032 50,000 46,130
1,535,653
Retailers 0.7%
Academy Ltd. ,
6.00%, 11/15/2027(a) 125,000 114,219
Asbury Automotive Group,
Inc. ,
4.63%, 11/15/2029(a) 300,000 247,875
5.00%, 2/15/2032(a) 75,000 61,312
Gap, Inc. (The) ,
3.63%, 10/1/2029(a) 150,000 105,330
3.88%, 10/1/2031(a) 50,000 34,875
Kontoor Brands, Inc. ,
4.13%, 11/15/2029(a) 150,000 119,118
William Carter Co. (The) ,
5.63%, 3/15/2027(a) 50,000 46,821
729,550
Supermarkets 0.5%
Albertsons Cos., LLC ,
5.88%, 2/15/2028(a) 100,000 93,463
3.50%, 3/15/2029(a) 525,000 424,890
518,353
Technology 8.3%
Black Knight InfoServ LLC ,
3.63%, 9/1/2028(a) 225,000 195,485
Boxer Parent Co., Inc. ,
9.13%, 3/1/2026(a) 25,000 23,355
Cars.com, Inc. ,
6.38%, 11/1/2028(a) 275,000 231,679
Central Parent, Inc. ,
7.25%, 6/15/2029(a) 400,000 385,000
Ciena Corp. ,
4.00%, 1/31/2030(a) 50,000 43,157
Clarivate Science Holdings
Corp. ,
3.88%, 7/1/2028(a) 50,000 41,775
4.88%, 7/1/2029(a) 400,000 328,400
Consensus Cloud Solutions,
Inc. ,
6.00%, 10/15/2026(a) 150,000 129,045
6.50%, 10/15/2028(a) 250,000 206,300
Diebold Nixdorf, Inc. ,
9.38%, 7/15/2025(a) 25,000 17,475
Dun & Bradstreet Corp. (The) ,
5.00%, 12/15/2029(a) 250,000 215,938
Elastic NV ,
4.13%, 7/15/2029(a) 425,000 354,782
Entegris Escrow Corp. ,
5.95%, 6/15/2030(a) 200,000 190,275
Corporate Bonds
Principal
Amount ($) Value ($)
Technology
Fair Isaac Corp. ,
4.00%, 6/15/2028(a) 75,000 66,438
Gartner, Inc. ,
4.50%, 7/1/2028(a) 125,000 114,776
HealthEquity, Inc. ,
4.50%, 10/1/2029(a) 450,000 393,750
Helios Software Holdings, Inc. ,
4.63%, 5/1/2028(a) 250,000 198,410
II-VI, Inc. ,
5.00%, 12/15/2029(a) 425,000 370,812
LogMeIn, Inc. ,
5.50%, 9/1/2027(a) 400,000 278,506
McAfee Corp. ,
7.38%, 2/15/2030(a) 700,000 568,939
Millennium Escrow Corp. ,
6.63%, 8/1/2026(a) 175,000 141,235
Minerva Merger Sub, Inc. ,
6.50%, 2/15/2030(a) 750,000 623,693
NCR Corp. ,
5.75%, 9/1/2027(a) 75,000 66,565
5.13%, 4/15/2029(a) 350,000 296,009
5.25%, 10/1/2030(a) 350,000 301,875
ON Semiconductor Corp. ,
3.88%, 9/1/2028(a) 150,000 132,080
Open Text Corp. ,
3.88%, 12/1/2029(a) 225,000 189,371
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 125,000 108,131
PTC, Inc. ,
3.63%, 2/15/2025(a) 75,000 70,934
Rackspace Technology
Global, Inc. ,
3.50%, 2/15/2028(a) 150,000 117,523
5.38%, 12/1/2028(a) 400,000 261,388
Rocket Software, Inc. ,
6.50%, 2/15/2029(a) 425,000 307,198
Science Applications
International Corp. ,
4.88%, 4/1/2028(a) 50,000 46,625
Seagate HDD Cayman ,
3.13%, 7/15/2029 200,000 156,942
3.38%, 7/15/2031 150,000 116,575
Sensata Technologies, Inc. ,
4.38%, 2/15/2030(a) 50,000 42,559
3.75%, 2/15/2031(a) 75,000 60,109
SS&C Technologies, Inc. ,
5.50%, 9/30/2027(a) 225,000 209,826
Synaptics, Inc. ,
4.00%, 6/15/2029(a) 75,000 60,899
TTM Technologies, Inc. ,
4.00%, 3/1/2029(a) 175,000 147,166
Twitter, Inc. ,
5.00%, 3/1/2030(a) 125,000 118,594
Veritas US, Inc. ,
7.50%, 9/1/2025(a) 400,000 300,178
Viavi Solutions, Inc. ,
3.75%, 10/1/2029(a) 50,000 41,876
8,271,648

NVIT Federated High Income Bond Fund - June 30, 2022 (Unaudited) - Statement of Investments - 69
Corporate Bonds
Principal
Amount ($) Value ($)
Transportation Services 0.2%
Watco Cos. LLC ,
6.50%, 6/15/2027(a) 250,000 228,980
Utility - Electric 2.7%
Calpine Corp. ,
5.25%, 6/1/2026(a) 16,000 15,200
4.50%, 2/15/2028(a) 125,000 113,485
5.13%, 3/15/2028(a) 325,000 286,097
4.63%, 2/1/2029(a) 50,000 41,613
5.00%, 2/1/2031(a) 50,000 40,422
3.75%, 3/1/2031(a) 175,000 142,345
Enviva Partners LP ,
6.50%, 1/15/2026(a) 500,000 483,125
NRG Energy, Inc. ,
6.63%, 1/15/2027 76,000 74,433
3.38%, 2/15/2029(a) 150,000 120,961
5.25%, 6/15/2029(a) 300,000 267,750
3.88%, 2/15/2032(a) 75,000 59,571
TerraForm Power Operating
LLC ,
5.00%, 1/31/2028(a) 325,000 294,366
4.75%, 1/15/2030(a) 225,000 192,710
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 150,000 141,650
5.63%, 2/15/2027(a) 300,000 282,078
5.00%, 7/31/2027(a) 175,000 159,095
2,714,901
Wireless Communications 0.5%
Sprint Corp. ,
7.13%, 6/15/2024 100,000 102,625
T-Mobile USA, Inc. ,
2.25%, 2/15/2026(a) 50,000 44,995
4.75%, 2/1/2028 150,000 145,381
2.63%, 2/15/2029 25,000 21,045
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Communications
T-Mobile USA, Inc.,
3.38%, 4/15/2029(a) 200,000 175,000
489,046
Total Corporate Bonds
(cost $111,629,377)
95,141,728
Rights 0.0%
†
Number of
Rights
Cable Satellite 0.0%
†
Intelsat Jackson Holdings
SA12/05/2025*^∞ 394 1,281
Independent Energy 0.0%
†
Ultra Resources, Inc., CVR*∞ 104 0
Total Rights
(cost $0) 1,281
Total Investments
(cost $112,142,936) — 95.9%
95,807,459
Other assets in excess of
liabilities — 4.1% 4,132,803
NET ASSETS — 100.0%
$ 99,940,262
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2022 was
$81,478,243 which represents 81.53% of net assets.
(b) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(c) Security in default.
CVR Contingent Value Rights
The accompanying notes are an integral part of these financial statements.

70 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Government Bond Fund
Asset-Backed Securities 2.1%
Principal
Amount ($) Value ($)
Other 2.1%
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 828,380 782,749
New Residential Advance
Receivables Trust Advance
Receivables Backed
Series 2020-T1, Class AT1,
1.43%, 8/15/2053(a) 2,180,000 2,081,731
Series 2020-T1, Class BT1,
1.82%, 8/15/2053(a) 250,000 239,494
Series 2020-T1, Class CT1,
2.27%, 8/15/2053(a) 250,000 239,926
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 160,000 158,446
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 2,200,000 2,101,322
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 190,370
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 2,310,000 2,106,783
Total Asset-Backed Securities
(cost $8,377,652)
7,900,821
Collateralized Mortgage Obligations 10.0%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 363,986 352,644
Barclays Mortgage Loan Trust,
Series 2022-INV1, Class
A1, 4.47%, 2/25/2062(a)(c) 1,029,386 1,010,394
FHLMC REMICS, Series
2985, Class JR, 4.50%,
6/15/2025 907,189 910,806
FNMA REMICS
Series 2003-64, Class HQ,
5.00%, 7/25/2023 105,351 105,768
Series 1993-149, Class M,
7.00%, 8/25/2023 38,039 38,558
Series 2005-40, Class YG,
5.00%, 5/25/2025 756,724 761,477
Series 2015-92, Class PA,
2.50%, 12/25/2041 3,003,771 2,872,461
Series 2013-59, Class MX,
2.50%, 9/25/2042 11,574,554 11,206,884
Series 2015-88, Class JA,
2.50%, 12/25/2045 2,240,182 2,163,629
GCAT Trust, Series 2022-
HX1, Class A1, 2.89%,
12/27/2066(a)(b) 1,613,837 1,542,492
New Residential Mortgage
Loan Trust
Series 2017-2A, Class A4,
4.00%, 3/25/2057(a)(b) 789,645 767,662
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2017-6A, Class B1,
3.85%, 8/27/2057(a)(b) 2,212,641 2,138,227
Starwood Mortgage
Residential Trust, Series
2022-3, Class A1, 4.16%,
3/25/2067(a)(b) 1,631,573 1,577,519
Towd Point Mortgage Trust
Series 2018-6, Class A2,
3.75%, 3/25/2058(a)(b) 5,900,000 5,620,975
Series 2018-3, Class A2,
3.88%, 5/25/2058(a)(b) 5,900,000 5,581,815
Verus Securitization Trust,
Series 2022-4, Class A1,
4.47%, 4/25/2067(a)(c) 955,170 943,756
Total Collateralized Mortgage Obligations
(cost $39,774,981)
37,595,067
Corporate Bonds 12.6%
Diversified Financial Services 12.6%
Private Export Funding Corp. ,
Series II, 2.05%, 11/15/2022 5,000,000 4,989,906
Series GG, 2.45%,
7/15/2024 5,500,000 5,408,758
Series OO, 1.75%,
11/15/2024 10,000,000 9,649,575
Series NN, 3.25%,
6/15/2025 14,000,000 14,005,442
Series PP, 1.40%,
7/15/2028 15,000,000 13,377,203
Total Corporate Bonds
(cost $49,452,020)
47,430,884
Mortgage-Backed Securities 36.4%
FHLMC Gold Pool
Pool# V83452
4.00%, 9/1/2047 2,156,409 2,162,376
Pool# G08881
3.50%, 6/1/2049 1,381,614 1,343,414
FHLMC Non Gold Pool Pool#
847558 ,
3.43%, 6/1/2035 (b) 483,909
496,399
FHLMC UMBS Pool
Pool# QN1359
3.00%, 1/1/2035 2,364,419 2,333,858
Pool# SB8083
1.50%, 1/1/2036 8,526,543 7,765,353
Pool# SD8025
3.50%, 11/1/2049 3,063,491 2,977,925
Pool# SD8030
3.00%, 12/1/2049 1,584,852 1,480,303
Pool# SD8050
3.00%, 3/1/2050 2,330,481 2,176,466
Pool# SD8080
2.00%, 6/1/2050 2,636,981 2,297,245

NVIT Government Bond Fund - June 30, 2022 (Unaudited) - Statement of Investments - 71
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8171
1.50%, 10/1/2051 3,209,212 2,667,515
Pool# SD8182
2.00%, 12/1/2051 4,349,888 3,782,578
Pool# SD8199
2.00%, 3/1/2052 5,411,010 4,701,980
Pool# SD8200
2.50%, 3/1/2052 4,412,342 3,972,854
Pool# QE0799
2.50%, 4/1/2052 2,959,124 2,666,211
FNMA Pool
Pool# 745684
2.23%, 4/1/2034(b) 1,215,381 1,240,962
Pool# 790760
1.86%, 9/1/2034(b) 442,742 441,966
Pool# 799144
2.16%, 4/1/2035(b) 261,639 260,616
Pool# 822705
2.96%, 4/1/2035(b) 183,666 183,281
Pool# 815217
2.81%, 5/1/2035(b) 556,098 556,016
Pool# 783609
2.99%, 5/1/2035(b) 424,909 423,513
Pool# 821377
3.84%, 5/1/2035(b) 211,414 210,438
Pool# 826181
2.08%, 7/1/2035(b) 623,584 623,015
Pool# 873932
6.31%, 8/1/2036 6,029,220 6,023,088
Pool# 745866
2.50%, 9/1/2036(b) 1,658,486 1,718,984
FNMA UMBS Pool
Pool# MA4228
1.50%, 1/1/2036 4,717,053 4,294,492
Pool# BM5426
3.00%, 12/1/2047 10,180,974 9,641,367
Pool# CA1564
4.50%, 4/1/2048 1,442,536 1,460,526
Pool# BM5267
4.50%, 12/1/2048 3,566,688 3,612,135
Pool# MA3664
4.00%, 5/1/2049 1,337,234 1,334,947
Pool# MA3746
4.00%, 8/1/2049 1,401,732 1,395,806
Pool# BP5843
2.50%, 5/1/2050 5,938,080 5,359,380
Pool# MA4096
2.50%, 8/1/2050 3,978,999 3,599,765
Pool# MA4119
2.00%, 9/1/2050 4,786,627 4,173,522
Pool# MA4183
2.50%, 11/1/2050 3,339,302 3,011,912
Pool# MA4492
2.00%, 12/1/2051 5,333,861 4,642,156
Pool# FS1648
2.50%, 1/1/2052 3,475,767 3,129,735
Pool# FS1476
3.00%, 3/1/2052 1,991,633 1,858,668
Pool# MA4577
2.00%, 4/1/2052 13,851,473 12,038,819
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS1749
2.50%, 4/1/2052 4,416,521 3,980,460
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
3.50%, 7/25/2052 10,000,000 9,616,406
4.00%, 7/25/2052 6,000,000 5,916,446
4.50%, 7/25/2052 4,000,000 4,015,156
GNMA I Pool
Pool# 748484
3.50%, 8/15/2025 78,291 77,492
Pool# 682492
3.50%, 10/15/2025 195,499 193,500
Pool# 719433
3.50%, 10/15/2025 120,978 119,742
Pool# 733504
3.50%, 11/15/2025 198,213 196,181
Pool# 682497
3.50%, 11/15/2025 189,914 187,966
Pool# 740930
3.50%, 11/15/2025 122,637 121,379
Pool# 749618
3.50%, 11/15/2025 72,406 71,668
Pool# 742371
3.50%, 11/15/2025 38,954 38,873
Pool# 705178
3.50%, 11/15/2025 25,074 25,024
Pool# 750403
3.50%, 11/15/2025 19,364 19,166
Pool# 755650
3.50%, 12/15/2025 453,163 453,029
Pool# 682502
3.50%, 12/15/2025 147,848 146,341
Total Mortgage-Backed Securities
(cost $145,667,422)
137,238,415
U.S. Government Agency Securities 29.6%
FFCB
3.14%, 7/2/2026 13,500,000 13,519,322
2.75%, 11/6/2026 2,000,000 1,970,223
2.43%, 9/13/2027 22,000,000 21,113,295
1.95%, 11/27/2029 1,500,000 1,371,904
2.38%, 3/16/2032 15,000,000 13,706,771
3.19%, 3/9/2033 2,475,000 2,407,568
FHLB
2.75%, 12/11/2026 11,500,000 11,324,168
3.00%, 12/11/2026 10,000,000 9,956,652
2.13%, 12/14/2029 2,590,000 2,397,632
Hashemite Kingdom of
Jordan AID Bond, 3.00%,
6/30/2025 2,125,000 2,109,365
State of Israel AID Bond,
5.50%, 9/18/2033 4,874,000 5,769,015

72 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Government Bond Fund
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FHLB
Tennessee Valley Authority,
7.13%, 5/1/2030 20,721,000 26,039,557
Total U.S. Government Agency Securities
(cost $116,198,656)
111,685,472
U.S. Treasury Obligations 7.0%
U.S. Treasury Bonds
2.50%, 2/15/2045 3,600,000 3,053,250
2.50%, 2/15/2046 10,000,000 8,479,297
2.25%, 8/15/2046 8,500,000 6,853,789
1.25%, 5/15/2050 8,900,000 5,662,625
U.S. Treasury Notes
1.63%, 5/15/2026 (d) 500,000 473,848
1.38%, 11/15/2031 2,000,000 1,734,687
Total U.S. Treasury Obligations
(cost $30,106,946)
26,257,496
Short-Term Investment 2.0%
U.S. Government Agency Security 2.0%
Resolution Funding Corp.,
1.32%, 1/15/2030(e) 10,000,000 7,736,518
Total Short-Term Investment
(cost $9,082,292)
7,736,518
Total Investments
(cost $398,659,969) — 99.7%
375,844,673
Other assets in excess of
liabilities — 0.3% 1,050,336
NET ASSETS — 100.0%
$ 376,895,009
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2022 was
$27,436,305 which represents 7.28% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2022.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2022.
(d) The security or a portion of this security is on loan as of June
30, 2022. The total value of securities on loan as of June 30,
2022 was $113,723, which was collateralized by $118,617
in the form of U.S Government Treasury Securities, interest
rates ranging from 0.00% - 2.88%, and maturity dates
ranging from 9/22/2022 - 11/15/2051.
(e) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
AID Agency for International Development
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
PO
Principal only security—This security entitles
the holder to receive principal payments from
an underlying pool of assets or on the security
itself. In the case of asset-backed securities,
high prepayments return principal faster than
expected and cause the yield to increase.
Low prepayments return principal slower than
expected and cause the yield to decrease.
REMICS Real Estate Mortgage Investment Conduits
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
The accompanying notes are an integral part of these financial statements.

NVIT Government Money Market Fund - June 30, 2022 (Unaudited) - Statement of Investments - 73
U.S. Government Agency Securities 26.8%
Principal
Amount ($) Value ($)
FFCB
(SOFR + 0.09%), 1.60%,
10/7/2022(a) 11,500,000 11,500,000
(SOFR + 0.06%), 1.57%,
1/20/2023(a) 25,000,000 25,000,000
(SOFR + 0.06%), 1.57%,
2/9/2023(a) 22,000,000 22,000,000
(SOFR + 0.05%), 1.56%,
2/17/2023(a) 5,500,000 5,500,000
(SOFR + 0.04%), 1.55%,
3/10/2023(a) 7,500,000 7,500,000
(SOFR + 0.04%), 1.55%,
5/19/2023(a) 9,000,000 9,000,000
(SOFR + 0.05%), 1.56%,
4/25/2024(a) 17,000,000 17,000,000
(SOFR + 0.05%), 1.56%,
5/24/2024(a) 8,000,000 8,000,000
FHLB
1.50%, 7/11/2022 60,000,000 59,975,000
1.23%, 7/25/2022 40,000,000 39,967,200
(SOFR + 0.01%), 1.52%,
7/25/2022(a) 32,000,000 32,000,000
(SOFR + 0.01%), 1.52%,
8/2/2022(a) 40,000,000 40,000,176
1.00%, 8/3/2022 70,000,000 69,935,962
(SOFR + 0.01%), 1.52%,
8/5/2022(a) 40,000,000 39,999,934
1.01%, 8/10/2022 40,000,000 39,955,244
1.24%, 8/24/2022 40,000,000 39,925,600
1.31%, 9/7/2022 32,000,000 31,920,818
(SOFR + 0.01%), 1.52%,
9/15/2022(a) 61,000,000 61,000,000
(SOFR + 0.09%), 1.60%,
10/5/2022(a) 12,000,000 12,000,000
1.42%, 10/26/2022 20,000,000 19,908,350
1.48%, 11/25/2022 16,000,000 15,903,960
(SOFR + 0.06%), 1.57%,
12/8/2022(a) 15,000,000 15,000,000
1.57%, 12/9/2022 20,000,000 19,860,467
(SOFR + 0.04%), 1.55%,
3/17/2023(a) 19,000,000 19,000,000
Total U.S. Government Agency Securities
(cost $661,852,711)
661,852,711
U.S. Treasury Obligations 17.8%
U.S. Treasury Bills
0.56%, 7/12/2022 40,000,000 39,993,217
0.28%, 7/14/2022 40,000,000 39,996,028
0.37%, 7/21/2022 19,000,000 18,996,147
0.71%, 7/26/2022 40,000,000 39,980,278
0.97%, 8/16/2022 32,000,000 31,960,338
1.05%, 8/18/2022 30,000,000 29,958,000
1.52%, 10/11/2022 40,000,000 39,828,866
1.22%, 10/13/2022 32,000,000 31,887,680
0.24%, 12/1/2022 35,000,000 34,964,937
U.S. Treasury Notes
(US Treasury 3 Month
Bill Money Market Yield +
0.06%), 1.81%, 7/31/2022(a) 31,000,000 31,000,128
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
0.13%, 9/30/2022 20,000,000 19,991,601
0.13%, 11/30/2022 11,000,000 10,992,299
(US Treasury 3 Month
Bill Money Market Yield +
0.05%), 1.81%, 1/31/2023(a) 27,000,000 27,001,080
(US Treasury 3 Month
Bill Money Market Yield +
0.03%), 1.79%, 4/30/2023(a) 19,000,000 19,000,240
(US Treasury 3 Month Bill
Money Market Yield - 0.08%),
1.68%, 4/30/2024(a) 25,000,000 24,965,500
Total U.S. Treasury Obligations
(cost $440,516,339) 440,516,339
Repurchase Agreements 55.3%
Banco Santander SA, 1.56%,
dated 6/30/2022, due
7/1/2022, repurchase
price $442,019,153,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 6.00%, maturing
7/1/2027 - 9/1/2057;
total market value
$450,840,000.(b) 442,000,000 442,000,000
Barclays Capital, Inc., 1.55%,
dated 6/30/2022, due
7/1/2022, repurchase price
$22,000,947, collateralized
by U.S. Government
Treasury Securities,
0.00%, maturing 8/15/2030
- 11/15/2049; total market
value $22,440,000.(b) 22,000,000 22,000,000
MUFG Securities Ltd.,
1.52%, dated 6/30/2022,
due 7/1/2022, repurchase
price $440,018,578,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
4.50%, maturing 7/25/2022
- 6/1/2052; total market
value $448,800,000.(b) 440,000,000 440,000,000
Nomura Securities Co. Ltd.,
1.52%, dated 6/30/2022,
due 7/1/2022, repurchase
price $90,003,800,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
4.50%, maturing 8/1/2033
- 4/1/2056; total market
value $91,800,033.(b) 90,000,000 90,000,000

74 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Government Money Market Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
RBC Dominion Securities
Inc., 1.55%, dated
6/30/2022, due 7/1/2022,
repurchase price
$90,003,875, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 5.00%, maturing
4/30/2024 - 5/15/2052;
total market value
$91,910,635.(b) 90,000,000 90,000,000
Royal Bank of Canada,
1.54%, dated 6/30/2022,
due 7/1/2022, repurchase
price $285,012,192,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 11/3/2022
- 5/20/2069; total market
value $304,490,243.(b) 285,000,000 285,000,000
Total Repurchase Agreements
(cost $1,369,000,000) 1,369,000,000
Total Investments
(cost $2,471,369,050) — 99.9% 2,471,369,050
Other assets in excess of liabilities — 0.1% 2,756,047
NET ASSETS — 100.0%
$2,474,125,097
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2022.
(b) Please refer to Note 2 for additional information on the joint repurchase agreement.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
SOFR Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

NVIT Short Term Bond Fund - June 30, 2022 (Unaudited) - Statement of Investments - 75
Asset-Backed Securities 35.9%
Principal
Amount ($) Value ($)
Airlines 2.1%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 5,831,437 5,724,301
American Airlines Pass-
Through Trust
Series 2013-2, Class A,
4.95%, 1/15/2023 1,317,453 1,293,082
Series 2015-1, Class B,
3.70%, 5/1/2023 1,562,197 1,510,430
Series 2015-2, Class B,
4.40%, 9/22/2023 2,612,255 2,489,992
Series 2016-3, Class B,
3.75%, 10/15/2025 2,107,960 1,867,395
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 4,467,656 3,989,457
United Airlines Pass-Through
Trust
Series 2016-1, Class B,
3.65%, 1/7/2026 6,145,833 5,592,129
Series 2020-1, Class A,
5.88%, 10/15/2027 2,540,525 2,496,039
Series 2019-2, Class B,
3.50%, 5/1/2028 143,446 123,968
25,086,793
Automobiles 0.3%
Westlake Automobile
Receivables Trust
Series 2022-1A, Class B,
2.75%, 3/15/2027(a) 500,000 484,969
Series 2022-1A, Class C,
3.11%, 3/15/2027(a) 3,050,000 2,938,335
3,423,304
Credit Card 0.8%
Avant Credit Card Master
Trust, Series 2021-
1A, Class A, 1.37%,
4/15/2027(a) 2,250,000 2,055,106
Mercury Financial Credit
Card Master Trust, Series
2022-1A, Class A, 2.50%,
9/21/2026(a) 8,500,000 8,050,846
10,105,952
Equipment Loans & Leases 0.2%
Atalaya Equipment Leasing
Trust
Series 2021-1A, Class A2,
1.23%, 5/15/2026(a) 2,521,372 2,462,907
Series 2021-1A, Class B,
2.08%, 2/15/2027(a) 600,000 566,019
3,028,926
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity 0.6%
Citigroup Mortgage Loan
Trust, Series 2007-
WFH1, Class M1, 2.01%,
1/25/2037(b) 369,563 375,250
Long Beach Mortgage
Loan Trust, Series 2005-
WL2, Class M2, 2.36%,
8/25/2035(b) 29,474 29,996
Morgan Stanley ABS Capital
I, Inc. Trust, Series 2005-
NC1, Class A2C, 2.38%,
1/25/2035(b) 1,923,924 1,912,004
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
2.87%, 1/25/2036(b) 543,360 539,433
RASC Trust, Series 2005-
KS12, Class M2, 2.31%,
1/25/2036(b) 4,100,166 4,076,953
Soundview Home Loan Trust,
Series 2006-WF2, Class
M1, 1.95%, 12/25/2036(b) 497,287 496,709
7,430,345
Other 31.9%
37 Capital CLO I, Series
2021-1A, Class A, 2.05%,
10/15/2034(a)(b) 9,400,000 8,971,228
AMMC CLO 22 Ltd., Series
2018-22A, Class A, 2.21%,
4/25/2031(a)(b) 5,000,000 4,895,480
AMMC CLO 23 Ltd., Series
2020-23A, Class BR,
2.59%, 10/17/2031(a)(b) 2,000,000 1,896,480
AMSR Trust
Series 2020-SFR3, Class
E1, 2.56%, 9/17/2037(a) 2,082,000 1,901,988
Series 2020-SFR3, Class
E2, 2.76%, 9/17/2037(a) 3,718,000 3,389,574
Apidos CLO XXXIII, Series
2020-33A, Class AR,
2.33%, 10/24/2034(a)(b) 12,500,000 12,082,525
Apidos CLO XXXV
Series 2021-35A, Class A,
2.11%, 4/20/2034(a)(b) 7,600,000 7,329,075
Series 2021-35A, Class B,
2.46%, 4/20/2034(a)(b) 1,900,000 1,784,965
Ares LVI CLO Ltd., Series
2020-56A, Class AR,
2.34%, 10/25/2034(a)(b) 2,700,000 2,613,608
Ares LXIII CLO Ltd., Series
2022-63A, Class A1A,
2.27%, 4/20/2035(a)(b) 21,250,000 20,732,909
ARES XLIV CLO Ltd., Series
2017-44A, Class A1R,
2.12%, 4/15/2034(a)(b) 10,500,000 10,152,576

76 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Barings CLO Ltd., Series
2021-3A, Class B1, 2.64%,
1/18/2035(a)(b) 3,300,000 3,111,686
Carlyle Global Market
Strategies CLO Ltd., Series
2016-1A, Class A1R2,
2.20%, 4/20/2034(a)(b) 700,000 674,117
Carlyle US CLO Ltd.
Series 2021-1A, Class A1,
2.18%, 4/15/2034(a)(b) 7,000,000 6,770,344
Series 2021-1A, Class A2,
2.49%, 4/15/2034(a)(b) 3,000,000 2,798,613
Series 2020-2A, Class A1R,
2.32%, 1/25/2035(a)(b) 150,000 144,229
Series 2020-2A, Class A2R,
2.78%, 1/25/2035(a)(b) 2,600,000 2,462,140
Series 2020-2A, Class BR,
3.18%, 1/25/2035(a)(b) 150,000 137,967
Cedar Funding II CLO Ltd.,
Series 2013-1A, Class ARR,
2.14%, 4/20/2034(a)(b) 10,000,000 9,556,620
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
2.06%, 1/20/2031(a)(b) 3,000,000 2,943,972
Cedar Funding VIII CLO Ltd.
Series 2017-8A, Class A1R,
2.19%, 10/17/2034(a)(b) 1,550,000 1,496,353
Series 2017-8A, Class BR,
2.69%, 10/17/2034(a)(b) 11,850,000 11,108,391
Cedar Funding X CLO Ltd.
Series 2019-10A, Class AR,
2.16%, 10/20/2032(a)(b) 2,750,000 2,668,523
Series 2019-10A, Class BR,
2.66%, 10/20/2032(a)(b) 6,000,000 5,692,716
Cedar Funding XII CLO Ltd.
Series 2020-12A, Class
A1R, 2.31%, 10/25/2034(a)
(b) 3,300,000 3,174,900
Series 2020-12A, Class BR,
2.78%, 10/25/2034(a)(b) 700,000 653,965
Dryden 76 CLO Ltd.
Series 2019-76A, Class
A1R, 2.21%, 10/20/2034(a)
(b) 200,000 193,091
Series 2019-76A, Class BR,
2.66%, 10/20/2034(a)(b) 5,650,000 5,311,797
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(a) 1,438,405 1,310,542
FCI Funding LLC
Series 2019-1A, Class A,
3.63%, 2/18/2031(a) 118,084 118,146
Series 2021-1A, Class A,
1.13%, 4/15/2033(a) 2,155,852 2,109,464
FREED ABS Trust, Series
2022-2CP, Class A, 3.03%,
5/18/2029(a) 1,693,427 1,679,470
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 696,461 649,872
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Goldentree Loan Management
US CLO 8 Ltd., Series
2020-8A, Class BR, 2.66%,
10/20/2034(a)(b) 5,350,000 5,069,612
GoldentTree Loan
Management US CLO 1
Ltd., Series 2021-9A, Class
A, 2.13%, 1/20/2033(a)(b) 19,500,000 18,936,723
Goodgreen
Series 2019-2A, Class A,
2.76%, 4/15/2055(a) 5,558,184 5,040,566
Series 2022-1A, Class A,
3.84%, 10/15/2056(a) 2,309,717 2,182,490
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 278,818 265,178
HERO Funding Trust, Series
2015-2A, Class A, 3.99%,
9/20/2040(a) 342,614 341,841
Invesco CLO Ltd.
Series 2021-1A, Class A1,
2.04%, 4/15/2034(a)(b) 1,350,000 1,289,211
Series 2021-2A, Class A,
2.16%, 7/15/2034(a)(b) 16,000,000 15,379,056
LCM 34 Ltd., Series
34A, Class A1, 2.23%,
10/20/2034(a)(b) 11,450,000 11,064,513
LCM 37 Ltd., Series
37A, Class A1, 2.51%,
4/15/2034(a)(b) 1,700,000 1,669,726
LL ABS Trust, Series 2022-
1A, Class A, 3.76%,
11/15/2029(a) 2,700,964 2,674,995
Magnetite XXVII Ltd., Series
2020-27A, Class BR,
2.61%, 10/20/2034(a)(b) 4,550,000 4,291,096
Magnetite XXVIII Ltd., Series
2020-28A, Class AR,
2.19%, 1/20/2035(a)(b) 10,600,000 10,203,624
Magnetite XXXII Ltd., Series
2022-32A, Class A, 2.07%,
4/15/2035(a)(b) 21,150,000 20,371,665
Neuberger Berman Loan
Advisers CLO 32 Ltd.
Series 2019-32A, Class AR,
2.03%, 1/20/2032(a)(b) 2,000,000 1,951,744
Series 2019-32A, Class BR,
2.44%, 1/20/2032(a)(b) 1,000,000 950,778
Neuberger Berman Loan
Advisers CLO 38 Ltd.
Series 2020-38A, Class AR,
2.20%, 10/20/2035(a)(b) 9,300,000 8,995,583
Series 2020-38A, Class BR,
2.71%, 10/20/2035(a)(b) 5,300,000 5,036,908
Neuberger Berman Loan
Advisers CLO 40 Ltd.,
Series 2021-40A, Class A,
2.10%, 4/16/2033(a)(b) 11,000,000 10,749,387

NVIT Short Term Bond Fund - June 30, 2022 (Unaudited) - Statement of Investments - 77
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 2,640,000 2,614,360
Series 2020-T3, Class BT3,
1.57%, 10/15/2052(a) 360,000 357,056
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 9,000,000 8,596,317
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 600,000 571,110
Owl Rock CLO I Ltd., Series
2019-1A, Class A, 3.28%,
5/20/2031(a)(b) 10,000,000 9,814,450
Reese Park CLO Ltd.
Series 2020-1A, Class AR,
2.17%, 10/15/2034(a)(b) 1,300,000 1,255,513
Series 2020-1A, Class BR,
2.69%, 10/15/2034(a)(b) 5,000,000 4,750,145
Renew
Series 2018-1, Class A,
3.95%, 9/20/2053(a) 2,007,806 1,910,475
Series 2017-2A, Class A,
3.22%, 9/22/2053(a) 1,789,387 1,680,929
RR 1 LLC, Series 2017-
1A, Class A1AB, 2.19%,
7/15/2035(a)(b) 4,900,000 4,755,719
RR 19 Ltd.
Series 2021-19A, Class A1,
2.18%, 10/15/2035(a)(b) 8,750,000 8,474,541
Series 2021-19A, Class A2,
2.69%, 10/15/2035(a)(b) 2,700,000 2,569,671
Southwick Park CLO LLC
Series 2019-4A, Class A1R,
2.12%, 7/20/2032(a)(b) 14,500,000 14,145,693
Series 2019-4A, Class B1R,
2.56%, 7/20/2032(a)(b) 2,500,000 2,372,405
Tricon American Homes,
Series 2020-SFR1, Class B,
2.05%, 7/17/2038(a) 4,760,000 4,368,410
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 13,349,220 13,186,007
Series 2018-SFR1, Class E,
4.56%, 5/17/2037(a) 6,250,000 6,153,109
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 5,172,391 4,979,266
Series 2019-SFR1, Class E,
3.40%, 3/17/2038(a) 2,000,000 1,880,061
Series 2020-SFR2, Class C,
2.03%, 11/17/2039(a) 1,000,000 870,491
Series 2020-SFR2, Class D,
2.28%, 11/17/2039(a) 5,764,000 4,900,798
Series 2020-SFR2, Class
E1, 2.73%, 11/17/2039(a) 2,826,000 2,411,698
Tricon Residential Trust,
Series 2022-SFR1, Class D,
4.75%, 4/17/2039(a) 2,250,000 2,163,145
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Wellman Park CLO Ltd.,
Series 2021-1A, Class A,
2.14%, 7/15/2034(a)(b) 16,000,000 15,478,384
Whetstone Park CLO Ltd.,
Series 2021-1A, Class B1,
2.66%, 1/20/2035(a)(b) 3,300,000 3,113,801
390,355,576
Total Asset-Backed Securities
(cost $457,475,676)
439,430,896
Collateralized Mortgage Obligations 12.0%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 3,017,806 2,923,764
Chase Mortgage Finance
Corp., Series 2016-
SH1, Class M2, 3.75%,
4/25/2045(a)(b) 805,760 739,897
GS Mortgage-Backed
Securities Trust
Series 2021-PJ9, Class A4,
2.50%, 2/26/2052(a)(b) 9,136,460 7,629,583
Series 2021-PJ10, Class
A4, 2.50%, 3/25/2052(a)(b) 7,467,430 6,234,482
Series 2022-LTV1, Class
A8, 3.00%, 6/25/2052(a)(b) 18,174,363 17,011,604
Series 2022-NQM1, Class
A16, 4.00%, 5/25/2062(a)(b) 3,995,083 3,773,829
GSAA Trust, Series 2004-
NC1, Class AF6, 5.26%,
11/25/2033(c) 2,489 2,360
HomeBanc Mortgage Trust,
Series 2005-4, Class A2,
2.28%, 10/25/2035(b) 254,624 254,083
JP Morgan Mortgage Trust
Series 2021-12, Class A15,
2.50%, 2/25/2052(a)(b) 3,623,972 3,031,851
Series 2021-13, Class A15,
2.50%, 4/25/2052(a)(b) 8,020,722 6,772,810
Series 2021-15, Class A15,
2.50%, 6/25/2052(a)(b) 9,776,463 8,162,965
Mill City Mortgage Loan Trust
Series 2019-GS1, Class A1,
2.75%, 7/25/2059(a)(b) 4,471,551 4,367,265
Series 2018-4, Class A1B,
3.50%, 4/25/2066(a)(b) 5,482,453 5,317,657
New Residential Mortgage
Loan Trust
Series 2016-2A, Class A1,
3.75%, 11/26/2035(a)(b) 4,463,735 4,323,216
Series 2014-3A, Class
AFX3, 3.75%, 11/25/2054(a)
(b) 2,149,077 2,078,842
Series 2016-3A, Class A1,
3.75%, 9/25/2056(a)(b) 936,673 901,020

78 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Short Term Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2016-4A, Class A1,
3.75%, 11/25/2056(a)(b) 1,003,368 970,289
Series 2017-1A, Class A1,
4.00%, 2/25/2057(a)(b) 2,547,923 2,514,653
Series 2017-2A, Class A3,
4.00%, 3/25/2057(a)(b) 3,537,144 3,443,636
Series 2017-3A, Class A1,
4.00%, 4/25/2057(a)(b) 1,516,352 1,483,748
Series 2019-1A, Class A1,
3.96%, 9/25/2057(a)(b) 1,566,062 1,541,416
Series 2018-1A, Class A1A,
4.00%, 12/25/2057(a)(b) 2,663,293 2,589,990
Series 2019-2A, Class A1,
4.25%, 12/25/2057(a)(b) 3,893,215 3,836,324
Series 2018-5A, Class A1,
4.75%, 12/25/2057(a)(b) 2,314,408 2,305,390
Series 2018-2A, Class A1,
4.50%, 2/25/2058(a)(b) 945,229 934,775
Series 2018-3A, Class A1,
4.50%, 5/25/2058(a)(b) 6,410,815 6,371,024
Series 2019-3A, Class A1A,
3.75%, 11/25/2058(a)(b) 1,696,965 1,655,374
Series 2019-4A, Class A1B,
3.50%, 12/25/2058(a)(b) 3,967,675 3,859,317
Series 2019-6A, Class A1B,
3.50%, 9/25/2059(a)(b) 3,178,172 3,067,438
Series 2020-RPL1, Class
A1, 2.75%, 11/25/2059(a)(b) 5,112,333 4,884,885
PRPM LLC, Series 2021-
RPL2, Class M1, 2.93%,
10/25/2051(a)(b) 1,900,000 1,695,430
RALI Trust, Series 2003-
QS20, Class CB, 5.00%,
11/25/2018 29,635 19,262
Sequoia Mortgage Trust,
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 81,497 78,585
Towd Point Mortgage Trust,
Series 2018-3, Class A1,
3.75%, 5/25/2058(a)(b) 462,635 452,129
Verus Securitization Trust
Series 2022-1, Class A1,
2.72%, 1/25/2067(a)(c) 9,996,005 9,415,916
Series 2022-1, Class A2,
3.03%, 1/25/2067(a)(b) 3,326,000 3,110,124
Series 2022-1, Class A3,
3.29%, 1/25/2067(a)(b) 3,308,944 3,086,199
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 6,502,714 6,362,318
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 4,876,317 4,778,942
Visio Trust, Series 2019-
2, Class A1, 2.72%,
11/25/2054(a)(b) 5,130,081 4,913,760
Total Collateralized Mortgage Obligations
(cost $158,899,244)
146,896,152
Commercial Mortgage-Backed Securities 0.9%
Principal
Amount ($) Value ($)
AREIT Trust, Series 2022-
CRE6, Class A, 2.02%,
1/16/2037(a)(b) 2,800,000 2,688,606
Eleven Madison Mortgage
Trust, Series 2015-
11MD, Class A, 3.67%,
9/10/2035(a)(b) 2,025,000 1,956,574
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2013-C8, Class XA,
IO, 1.02%, 12/15/2048(b) 14,082,634 40,747
SPGN Mortgage Trust
Series 2022-TFLM, Class C,
3.93%, 2/15/2039(a)(b) 1,270,000 1,210,132
Series 2022-TFLM, Class D,
4.78%, 2/15/2039(a)(b) 5,730,000 5,437,951
Total Commercial Mortgage-Backed
Securities
(cost $11,920,566) 11,334,010
Corporate Bonds 24.1%
Aerospace & Defense 0.7%
Boeing Co. (The) ,
5.04%, 5/1/2027 2,750,000 2,716,363
Howmet Aerospace, Inc. ,
6.88%, 5/1/2025(d) 1,350,000 1,386,855
Moog, Inc. ,
4.25%, 12/15/2027(a) 2,000,000 1,732,980
Raytheon Technologies Corp. ,
3.65%, 8/16/2023 2,596,000 2,593,271
8,429,469
Airlines 0.1%
Air Canada ,
3.88%, 8/15/2026(a) 595,000 503,304
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 255,000 216,309
719,613
Auto Components 0.1%
Allison Transmission, Inc. ,
4.75%, 10/1/2027(a)(d) 1,350,000 1,234,817
Automobiles 0.6%
Hyundai Capital America ,
1.80%, 10/15/2025(a) 8,000,000 7,316,654
Banks 5.1%
Bank of America Corp. ,
(ICE LIBOR USD 3
Month + 0.79%), 3.00%,
12/20/2023(e) 8,623,000 8,594,733
(ICE LIBOR USD 3
Month + 0.97%), 3.46%,
3/15/2025(e) 5,000,000 4,927,864
BNP Paribas SA ,
4.38%, 9/28/2025(a) 1,000,000 984,518

NVIT Short Term Bond Fund - June 30, 2022 (Unaudited) - Statement of Investments - 79
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
BNP Paribas SA,
(ICE LIBOR USD 3
Month + 1.11%), 2.82%,
11/19/2025(a)(e) 5,000,000 4,776,383
(SOFR + 1.23%), 2.59%,
1/20/2028(a)(e) 2,500,000 2,248,714
Citigroup, Inc. ,
(SOFR + 0.67%), 0.98%,
5/1/2025(e) 5,000,000 4,684,145
(SOFR + 1.37%), 4.14%,
5/24/2025(e) 5,000,000 4,979,574
Citizens Financial Group, Inc. ,
4.30%, 12/3/2025 3,250,000 3,222,393
Credit Agricole SA ,
4.38%, 3/17/2025(a) 7,470,000 7,343,458
HSBC Holdings plc ,
(SOFR + 0.71%), 0.98%,
5/24/2025(e) 2,000,000 1,864,852
JPMorgan Chase & Co. ,
(ICE LIBOR USD 3
Month + 1.00%), 4.02%,
12/5/2024(e) 2,896,000 2,886,072
Toronto-Dominion Bank (The) ,
0.70%, 9/10/2024 10,000,000 9,386,294
Wells Fargo & Co. ,
4.13%, 8/15/2023 7,000,000 7,050,641
62,949,641
Beverages 0.4%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 5,000,000 4,950,172
Capital Markets 1.6%
Credit Suisse Group AG ,
(SOFR + 1.56%), 2.59%,
9/11/2025(a)(d)(e) 8,000,000 7,526,599
4.28%, 1/9/2028(a) 3,000,000 2,800,662
UBS AG ,
7.50%, 7/15/2025 5,000,000 5,388,174
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
1.01%, 7/30/2024(a)(e) 4,000,000 3,873,181
19,588,616
Chemicals 0.0%
†
HB Fuller Co. ,
4.00%, 2/15/2027(d) 250,000 225,000
Communications Equipment 0.1%
Viasat, Inc. ,
5.63%, 4/15/2027(a) 1,350,000 1,167,286
Diversified Telecommunication Services 0.3%
CCO Holdings LLC ,
5.13%, 5/1/2027(a) 1,400,000 1,321,250
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a) 650,000 554,125
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Lumen Technologies, Inc. ,
4.00%, 2/15/2027(a) 1,400,000 1,184,050
3,059,425
Electric Utilities 2.4%
Eversource Energy ,
4.20%, 6/27/2024(d) 9,000,000 9,026,451
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 5,250,000 4,841,170
NextEra Energy Capital
Holdings, Inc. ,
4.20%, 6/20/2024(d) 9,000,000 9,042,363
NextEra Energy Operating
Partners LP ,
4.25%, 7/15/2024(a) 620,000 593,092
Vistra Operations Co. LLC ,
3.55%, 7/15/2024(a) 1,670,000 1,611,888
5.13%, 5/13/2025(a) 2,000,000 1,980,310
3.70%, 1/30/2027(a) 1,000,000 920,482
5.63%, 2/15/2027(a) 1,750,000 1,645,455
29,661,211
Electrical Equipment 0.1%
Sensata Technologies BV ,
5.63%, 11/1/2024(a)(d) 650,000 641,654
Entertainment 0.8%
Magallanes, Inc. ,
3.43%, 3/15/2024(a)(d) 10,000,000 9,803,320
Equity Real Estate Investment Trusts (REITs) 1.2%
Kite Realty Group Trust ,
4.00%, 3/15/2025(d) 10,150,000 9,939,849
Sun Communities Operating
LP ,
2.30%, 11/1/2028(d) 1,786,000 1,527,760
VICI Properties LP ,
5.63%, 5/1/2024(a)(d) 2,120,000 2,093,500
3.50%, 2/15/2025(a)(d) 1,350,000 1,262,821
14,823,930
Food Products 0.2%
JBS USA LUX SA ,
3.00%, 2/2/2029(a) 3,045,000 2,572,122
Health Care Providers & Services 0.1%
HCA, Inc. ,
5.38%, 2/1/2025 650,000 646,594
Hotels, Restaurants & Leisure 0.1%
International Game
Technology plc ,
4.13%, 4/15/2026(a) 1,750,000 1,583,750
Independent Power and Renewable Electricity Producers
0.1%
Calpine Corp. ,
4.50%, 2/15/2028(a) 1,350,000 1,225,635
Insurance 1.6%
Five Corners Funding Trust ,
4.42%, 11/15/2023(a) 7,577,000 7,618,685

80 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
MassMutual Global Funding II ,
0.85%, 6/9/2023(a) 7,000,000 6,838,981
Principal Life Global Funding
II ,
2.25%, 11/21/2024(a) 6,000,000 5,743,190
20,200,856
Machinery 0.9%
Amsted Industries, Inc. ,
5.63%, 7/1/2027(a) 2,100,000 1,974,000
Daimler Trucks Finance North
America LLC ,
1.13%, 12/14/2023(a) 10,000,000 9,600,899
11,574,899
Media 1.5%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 9,000,000 9,020,880
Comcast Corp. ,
3.70%, 4/15/2024(d) 7,500,000 7,517,948
CSC Holdings LLC ,
5.50%, 4/15/2027(a) 2,120,000 1,921,165
18,459,993
Oil, Gas & Consumable Fuels 1.9%
BP Capital Markets America,
Inc. ,
3.79%, 2/6/2024(d) 5,000,000 5,020,447
Continental Resources, Inc. ,
4.50%, 4/15/2023 2,810,000 2,819,695
3.80%, 6/1/2024 4,000,000 3,945,960
Targa Resources Partners LP ,
6.50%, 7/15/2027 1,350,000 1,382,886
5.00%, 1/15/2028 5,000,000 4,760,100
Valero Energy Corp. ,
2.85%, 4/15/2025 734,000 709,345
Williams Cos., Inc. (The) ,
3.90%, 1/15/2025 4,500,000 4,445,493
23,083,926
Pharmaceuticals 1.1%
Royalty Pharma plc ,
0.75%, 9/2/2023 9,957,000 9,587,906
Shire Acquisitions Investments
Ireland DAC ,
2.88%, 9/23/2023 4,060,000 4,014,564
13,602,470
Professional Services 0.4%
Equifax, Inc. ,
2.60%, 12/1/2024(d) 5,000,000 4,823,790
Road & Rail 1.3%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a)(d) 6,726,000 6,070,521
Triton Container International
Ltd. ,
1.15%, 6/7/2024(a) 10,000,000 9,361,844
15,432,365
Corporate Bonds
Principal
Amount ($) Value ($)
Software 0.1%
PTC, Inc. ,
3.63%, 2/15/2025(a)(d) 1,350,000 1,276,804
Thrifts & Mortgage Finance 1.1%
BPCE SA ,
4.00%, 9/12/2023(a) 3,000,000 2,995,016
5.70%, 10/22/2023(a) 6,800,000 6,899,349
5.15%, 7/21/2024(a) 2,620,000 2,619,310
4.88%, 4/1/2026(a) 1,500,000 1,477,357
13,991,032
Tobacco 0.2%
BAT International Finance plc ,
4.45%, 3/16/2028 2,250,000 2,129,980
Total Corporate Bonds
(cost $311,008,785)
295,175,024
Loan Participation 0.1%
Software 0.1%
Open Text Corp., First Lien
Term Loan B, (ICE LIBOR
USD 1 Month + 1.75%),
3.42%, 5/30/2025 (e) 928,491 924,619
0
Total Loan Participation
(cost $930,175) 924,619
Mortgage-Backed Securities 0.3%
FHLMC Non Gold Pool
Pool# 1Q0648
1.93%, 6/1/2037(b) 215,550 219,036
Pool# 1B3601
2.32%, 10/1/2037(b) 110,645 110,050
FNMA Pool
Pool# 747271
3.51%, 7/1/2034(b) 192,927 194,332
Pool# 886345
1.81%, 8/1/2036(b) 29,109 28,922
Pool# 949691
1.98%, 9/1/2037(b) 65,613 65,125
FNMA UMBS Pool# BN0906 ,
4.00%, 11/1/2048 2,688,513
2,690,900
Total Mortgage-Backed Securities
(cost $3,352,566)
3,308,365

NVIT Short Term Bond Fund - June 30, 2022 (Unaudited) - Statement of Investments - 81
Purchased Options 0.0%
†
Number of
Contracts Value ($)
Call Options 0.0%
†
Future Interest Rate Options 0.0%
†
3 Month Eurodollar
12/19/2022 at USD 99.38,
American Style, Notional
Amount: USD 500,000,000
Exchange Traded 2,000 37,500
3 Month Eurodollar
12/19/2022 at USD 98.25,
American Style, Notional
Amount: USD 500,000,000
Exchange Traded 2,000 137,500
0
Total Purchased Options
(cost $2,305,720) 175,000
U.S. Treasury Obligations 21.4%
Principal
Amount ($)
U.S. Treasury Notes
2.13%, 12/31/2022 135,000 134,715
0.13%, 10/15/2023 15,000,000 14,460,937
0.38%, 4/15/2024 44,000,000 42,002,813
2.00%, 5/31/2024 16,000,000 15,710,625
3.00%, 6/30/2024 3,000,000 3,001,523
2.25%, 10/31/2024 (d) 5,000,000 4,916,016
0.50%, 3/31/2025 100,000,000 93,328,126
2.88%, 6/15/2025 24,000,000 23,904,375
2.00%, 8/15/2025 (d) 15,000,000 14,531,836
2.25%, 11/15/2025 4,000,000 3,895,938
1.25%, 12/31/2026 (d) 3,000,000 2,772,891
3.25%, 6/30/2027 18,000,000 18,175,781
2.75%, 5/31/2029 1,000,000 980,312
1.50%, 2/15/2030 (d) 27,000,000 24,251,484
Total U.S. Treasury Obligations
(cost $269,425,680)
262,067,372
Repurchase Agreements 3.2%
Bank of America NA
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $11,000,474,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
2/1/2043 - 6/1/2045;
total market value
$11,220,000. (f)(g) 11,000,000 11,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $16,902,103,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072;
total market value
$17,239,402. (f)(g) 16,901,375 16,901,375
NatWest Markets Securities,
Inc.
1.49%, dated 6/30/2022,
due 7/7/2022, repurchase
price $5,001,449,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 2.88%, maturing
1/15/2023 - 12/31/2028;
total market value
$5,100,212. (f)(g) 5,000,000 5,000,000
Pershing LLC
1.58%, dated 6/30/2022,
due 7/1/2022, repurchase
price $7,000,308,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.50%, maturing
10/25/2022 - 5/20/2072;
total market value
$7,140,000. (f)(g) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $39,901,375)
39,901,375
Total Investments
(cost $1,255,219,787) — 97.9%
1,199,212,813
Other assets in excess of
liabilities — 2.1% 26,213,477
NET ASSETS — 100.0%
$ 1,225,426,290

82 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Short Term Bond Fund
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2022 was
$719,448,008 which represents 58.71% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2022.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2022.
(d) The security or a portion of this security is on loan as of
June 30, 2022. The total value of securities on loan as of
June 30, 2022 was $59,293,955, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $39,901,375 and by $20,700,716 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% – 7.63%, and maturity dates ranging
from 7/31/2022 – 5/15/2052, a total value of $60,602,091.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2022.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $39,901,375.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of June 30, 2022
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
38-V1 1.00 Quarterly 6/20/2027 1.01 USD 150,000,000 (2,287,855) 2,289,671 1,816
Markit CDX
North American
Investment Grade
Index Series
38-V1 1.00 Quarterly 6/20/2027 1.01 USD 170,000,000 (1,590,225) 1,592,282 2,057
(3,878,080) 3,881,953 3,873
As of June 30, 2022, the Fund had $4,700,598 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

NVIT Short Term Bond Fund - June 30, 2022 (Unaudited) - Statement of Investments - 83
Futures contracts outstanding as of June 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 791 9/2022 USD 166,122,360 (731,101)
Total long contracts (731,101)
Short Contracts
U.S. Treasury 5 Year Note (1,047) 9/2022 USD (117,525,750) 1,109,925
U.S. Treasury 10 Year Note (435) 9/2022 USD (51,561,094) (133,544)
U.S. Treasury 10 Year Ultra Note (5) 9/2022 USD (636,875) 10,925
3 Month Eurodollar (825) 12/2022 USD (198,639,375) 1,960,000
Total short contracts 2,947,306
Net contracts 2,216,205
As of June 30, 2022, the Fund had $14,070,194 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
Written Call Options Contracts as of June 30, 2022 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month Eurodollar Exchange Traded 4,000 USD 1,000,000,000 USD 98.63 12/19/2022 (175,000)
3 Month Eurodollar Exchange Traded 2,000 USD 500,000,000 USD 99.63 12/19/2022 (12,500)
Total written call options contracts (187,500)
Written Put Options Contracts as of June 30, 2022 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month Eurodollar Exchange Traded 1,825 USD 456,250,000 USD 98.88 12/19/2022 (11,714,219)
–
Total Written Options Contracts (Premiums Received ($2,424,061)) (11,901,719)
Currency:
USD United States dollar
The accompanying notes are an integral part of these financial statements.

84 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Amundi Multi Sector Bond
Fund
Assets:
Investment securities, at value
*
$ 229,318,052
Repurchase agreements, at value 6,055,870
Cash 13,040,621
Cash pledged for swap contracts 5,332,955
Restricted cash, collateral for TBAs —
Deposits with broker for futures contracts 2,699,853
Foreign currencies, at value 22,351
Interest and dividends receivable 2,186,130
Security lending income receivable 3,045
Receivable for investments sold 3,756,071
Receivable for capital shares issued 37,821
Reclaims receivable —
Receivable for variation margin on futures contracts —
Receivable for variation margin on centrally cleared swap contracts —
Unrealized appreciation on forward foreign currency contracts (Note 2) 120,139
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 1,234
Total Assets 262,574,142
Liabilities:
Payable for investments purchased 8,439,981
Payable for capital shares redeemed 181,399
Payable for variation margin on futures contracts 739,948
Payable for variation margin on centrally cleared swap contracts 144,542
Written options, at value (Note 2) —
Foreign currency overdraft payable (Note 2) —
Unrealized depreciation on forward foreign currency contracts (Note 2) 7,722
Unrealized depreciation on unfunded commitments 23,592
Payable upon return of securities loaned (Note 2) 6,055,870
Accrued expenses and other payables:
Investment advisory fees 118,535
Fund administration fees 40,878
Distribution fees —
Administrative servicing fees 31,552
Accounting and transfer agent fees 1,149
Trustee fees 51
Custodian fees 5,420
Compliance program costs (Note 3) 279
Professional fees 28,235
Printing fees 88,114
Other 2,917
Total Liabilities 15,910,184
Net Assets $ 246,663,958
* Includes value of securities on loan (Note 2) 22,384,782
Cost of investment securities 263,934,535
Cost of repurchase agreements 6,055,870
Cost of foreign currencies 22,849
Premiums of written options —
Proceeds of foreign currency overdraft —
Represented by:
Capital $ 259,153,442
Total distributable earnings (loss) (12,489,484)
Net Assets $ 246,663,958

Fixed Income Funds - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 85
NVIT BNY Mellon Core
Plus Bond Fund NVIT Core Bond Fund
NVIT DoubleLine Total
Return Tactical Fund
NVIT Federated High
Income Bond Fund
$ 1,854,144,202 $ 1,364,583,334 $ 174,239,113 $ 95,807,459
— 33,772,117 — —
4,426,897 174,706,342 10,626,918 2,481,400
— 2,423,746 — —
— 1,776,289 — —
5,033,065 7,785,770 — —
97,588 — — —
13,391,530 8,144,359 869,422 1,773,489
— 5,690 — —
39,247 32,317,597 — 80,339
605 456 196,773 8,767
27,633 — — —
— 119,902 — —
— 90,413 — —
— — — —
— — 17,846 9,120
9,477 5,926 1,159 636
1,877,170,244 1,625,731,941 185,951,231 100,161,210
24,832,715 159,090,229 — —
263,687 371,864 99,504 54,520
1,864,907 — — —
— — — —
— 4,448,750 — —
— — — 7
— — — —
— — — —
— 33,772,117 — —
662,365 461,893 86,349 57,428
93,366 79,290 39,393 36,254
92,957 22,137 3,331 —
7,587 15,267 5,190 16,773
11,981 2,115 5,510 3,012
389 76 8 13
27,287 23,948 2,797 1,599
1,934 1,400 198 132
24,311 22,955 22,396 22,810
4,190 26,534 14,729 26,066
12,992 12,802 2,157 2,334
27,900,668 198,351,377 281,562 220,948
$ 1,849,269,576 $ 1,427,380,564 $ 185,669,669 $ 99,940,262
— 59,633,413 — —
2,123,894,258 1,459,246,283 193,652,573 112,142,936
— 33,772,117 — —
95,623 — — —
— (1,038,903) — —
— — — 8
$ 2,063,227,949 $ 1,561,981,945 $ 208,997,741 $ 119,203,361
(213,958,373) (134,601,381) (23,328,072) (19,263,099)
$ 1,849,269,576 $ 1,427,380,564 $ 185,669,669 $ 99,940,262

86 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Amundi Multi Sector Bond
Fund
Net Assets:
Class I Shares $ 246,663,958
Class II Shares —
Class P Shares —
Class Y Shares —
Total $ 246,663,958
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 28,069,854
Class II Shares —
Class P Shares —
Class Y Shares —
Total 28,069,854
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 8.79
Class II Shares $ —
Class P Shares $ —
Class Y Shares $ —

Fixed Income Funds - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 87
NVIT BNY Mellon Core
Plus Bond Fund NVIT Core Bond Fund
NVIT DoubleLine Total
Return Tactical Fund
NVIT Federated High
Income Bond Fund
$ 28,814,480 $ 15,275,174 $ 5,008 $ 99,940,262
2,394,618 107,592,480 26,692,190 —
443,729,026 — — —
1,374,331,452 1,304,512,910 158,972,471 —
$ 1,849,269,576 $ 1,427,380,564 $ 185,669,669 $ 99,940,262
2,852,870 1,601,629 549 17,759,801
233,988 11,341,024 3,006,799 —
43,771,246 — — —
135,316,089 136,790,299 17,833,241 —
182,174,193 149,732,952 20,840,589 17,759,801
$ 10.10 $ 9.54 $ 9.12 $ 5.63
$ 10.23 $ 9.49 $ 8.88 $ —
$ 10.14 $ — $ — $ —
$ 10.16 $ 9.54 $ 8.91 $ —

88 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Government Bond Fund
Assets:
Investment securities, at value
*
$ 375,844,673
Repurchase agreements, at value —
Cash 21,074,774
Cash pledged for swap contracts —
Restricted cash, collateral for TBAs 284,000
Deposits with broker for futures contracts —
Interest and dividends receivable 1,718,848
Security lending income receivable 81
Receivable for investments sold 33,774
Receivable for capital shares issued —
Receivable for variation margin on centrally cleared swap contracts —
Prepaid expenses 1,834
Total Assets 398,957,984
Liabilities:
Payable for investments purchased 21,461,873
Payable for capital shares redeemed 244,812
Payable for variation margin on futures contracts —
Written options, at value (Note 2) —
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 147,802
Fund administration fees 43,531
Distribution fees 1,933
Administrative servicing fees 64,706
Accounting and transfer agent fees 868
Trustee fees 30
Due to broker 9
Custodian fees 8,153
Compliance program costs (Note 3) 414
Professional fees 19,112
Printing fees 66,150
Other 3,582
Total Liabilities 22,062,975
Net Assets $ 376,895,009
* Includes value of securities on loan (Note 2) 113,723
Cost of investment securities 398,659,969
Cost of repurchase agreements —
Premiums of written options —
Represented by:
Capital $ 412,185,374
Total distributable earnings (loss) (35,290,365)
Net Assets $ 376,895,009

Fixed Income Funds - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 89
NVIT Government Money Market
Fund NVIT Short Term Bond Fund
$ 1,102,369,050 $ 1,159,311,438
1,369,000,000 39,901,375
577,138 103,413,286
— 4,700,598
— —
— 15,933,345
694,808 5,534,369
— 4,714
— 44,302,805
5,067,807 250,045
— 175,347
10,559 7,770
2,477,719,362 1,373,535,092
— 93,461,956
2,529,130 669,155
— 1,549,700
— 11,901,719
— 39,901,375
512,057 356,937
107,650 82,422
48,669 37,730
214,706 43,648
755 108
61 1,417
— —
18,928 31,024
2,241 1,566
10,911 25,595
140,792 26,707
8,365 17,743
3,594,265 148,108,802
$ 2,474,125,097 $ 1,225,426,290
— 59,293,955
1,102,369,050 1,215,318,412
1,369,000,000 39,901,375
— (2,424,061)
$ 2,474,074,038 $ 1,343,107,198
51,059 (117,680,908)
$ 2,474,125,097 $ 1,225,426,290

90 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Government Bond Fund
Net Assets:
Class I Shares $ 357,517,654
Class II Shares 9,273,026
Class IV Shares 10,099,033
Class V Shares —
Class Y Shares 5,296
Total $ 376,895,009
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 36,068,765
Class II Shares 939,607
Class IV Shares 1,019,629
Class V Shares —
Class Y Shares 535
Total 38,028,536
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 9.91
Class II Shares $ 9.87
Class IV Shares $ 9.90
Class V Shares $ —
Class Y Shares $ 9.90

Fixed Income Funds - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 91
NVIT Government Money Market
Fund NVIT Short Term Bond Fund
$ 1,160,691,279 $ 148,453,936
239,168,238 182,015,690
36,423,649 —
670,955,328 —
366,886,603 894,956,664
$ 2,474,125,097 $ 1,225,426,290
1,160,672,456 15,258,606
239,163,159 18,808,918
36,423,103 —
670,942,829 —
366,882,328 91,866,806
2,474,083,875 125,934,330
$ 1.00 $ 9.73
$ 1.00 $ 9.68
$ 1.00 $ —
$ 1.00 $ —
$ 1.00 $ 9.74

92 - Statements of Operations - For the Six Months Ended June 30, 2022 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Amundi Multi
Sector Bond Fund
NVIT BNY Mellon
Core Plus Bond
Fund
INVESTMENT INCOME:
Interest income $ 6,960,586 $ 26,866,419
Dividend income 72,225 —
Income from securities lending (Note 2) 16,338 —
Foreign tax withholding — (110)
Total Income 7,049,149 26,866,309
EXPENSES:
Investment advisory fees 750,384 4,256,155
Fund administration fees 72,854 286,213
Distribution fees Class II Shares — 3,156
Distribution fees Class P Shares — 607,857
Administrative servicing fees Class I Shares 197,889 22,857
Administrative servicing fees Class II Shares — 1,893
Professional fees 28,027 52,812
Printing fees 21,909 10,538
Trustee fees 4,109 28,198
Custodian fees 4,836 33,359
Accounting and transfer agent fees 3,953 20,434
Compliance program costs (Note 3) 532 3,789
Other 3,661 23,531
Total expenses before fees waived and expenses reimbursed 1,088,154 5,350,792
Distribution fees waived - Class II (Note 3) — —
Investment advisory fees waived (Note 3) — (98,470)
Expenses reimbursed by adviser (Note 3) — —
Net Expenses 1,088,154 5,252,322
NET INVESTMENT INCOME 5,960,995 21,613,987
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (2,016,853) (32,403,055)
Expiration or closing of futures contracts (Note 2) 8,446,968 43,811,410
Settlement of forward foreign currency contracts (Note 2) 1,445,991 —
Foreign currency transactions (Note 2) (69,964) (1)
Expiration or closing of written option contracts (Note 2) — —
Expiration or closing of swap contracts (Note 2) 4,196,820 —
Net realized gains (losses) 12,002,962 11,408,354
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (36,102,959) (284,805,462)
Futures contracts (Note 2) 2,399,008 1,430,322
Forward foreign currency contracts (Note 2) 241,142 —
Translation of assets and liabilities denominated in foreign currencies (Note 2) (18,297) (5,273)
Written options contracts (Note 2) — —
Swap contracts (Note 2) 4,950,138 —
Unfunded Commitments (23,592) —
Net change in unrealized appreciation/depreciation (28,554,560) (283,380,413)
Net realized/unrealized gains (losses) (16,551,598) (271,972,059)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (10,590,603) $ (250,358,072)

Fixed Income Funds - For the Six Months Ended June 30, 2022 (Unaudited) - Statements of Operations - 93
NVIT Core Bond
Fund
NVIT DoubleLine
Total Return
Tactical Fund
$ 17,972,053 $ 2,917,527
— 112,261
28,561 —
— (319)
18,000,614 3,029,469
2,635,703 562,246
207,659 64,476
144,359 33,759
— —
12,781 —
86,616 33,759
39,839 22,284
9,346 6,060
21,702 3,060
27,326 3,976
6,669 18,153
2,618 389
17,392 1,886
3,212,010 750,048
— (13,503)
— —
— (120,286)
3,212,010 616,259
14,788,604 2,413,210
(35,766,235) (4,630,437)
(20,597,704) —
— —
— —
667,695 —
(79,229) —
(55,775,473) (4,630,437)
(119,839,863) (18,461,456)
(1,401,531) —
— —
— —
(3,268,542) —
2,504,499 —
— —
(122,005,437) (18,461,456)
(177,780,910) (23,091,893)
$ (162,992,306) $ (20,678,683)

94 - Statements of Operations - For the Six Months Ended June 30, 2022 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Federated
High Income Bond
Fund
NVIT Government
Bond Fund
INVESTMENT INCOME:
Interest income $ 3,447,817 $ 4,596,530
Dividend income 37 —
Income from securities lending (Note 2) — 2,971
Total Income 3,447,854 4,599,501
EXPENSES:
Investment advisory fees 398,462 977,001
Fund administration fees 54,487 87,356
Distribution fees Class II Shares — 12,204
Administrative servicing fees Class I Shares 90,318 283,185
Administrative servicing fees Class II Shares — 7,322
Administrative servicing fees Class IV Shares — 8,157
Administrative servicing fees Class V Shares — —
Professional fees 20,307 19,599
Printing fees 8,868 18,915
Trustee fees 1,905 6,234
Custodian fees 2,633 8,118
Accounting and transfer agent fees 10,585 2,699
Compliance program costs (Note 3) 240 804
Other 1,062 5,603
Total expenses before fees waived and expenses reimbursed 588,867 1,437,197
Distribution fees voluntarily waived - Class II (Note 3) — —
Investment advisory fees waived (Note 3) — (29,870)
Investment advisory fees voluntarily waived (Note 3) — —
Administrative servicing fees voluntarily waived - Class I (Note 3) — —
Administrative servicing fees voluntarily waived - Class II (Note 3) — —
Administrative servicing fees voluntarily waived - Class IV (Note 3) — —
Administrative servicing fees voluntarily waived - Class V (Note 3) — —
Expenses reimbursed by adviser (Note 3) (41,090) —
Net Expenses 547,777 1,407,327
NET INVESTMENT INCOME 2,900,077 3,192,174
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (1,621,621) (8,457,401)
Expiration or closing of futures contracts (Note 2) — 1,289,610
Expiration or closing of written option contracts (Note 2) — —
Expiration or closing of swap contracts (Note 2) — —
Net realized gains (losses) (1,621,621) (7,167,791)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (18,883,566) (34,099,201)
Futures contracts (Note 2) — 267,698
Written options contracts (Note 2) — —
Swap contracts (Note 2) — —
Net change in unrealized appreciation/depreciation (18,883,566) (33,831,503)
Net realized/unrealized gains (losses) (20,505,187) (40,999,294)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (17,605,110) $ (37,807,120)

Fixed Income Funds - For the Six Months Ended June 30, 2022 (Unaudited) - Statements of Operations - 95
NVIT Government
Money Market
Fund
NVIT Short Term
Bond Fund
$ 5,009,391 $ 15,191,338
— 37,940
— 48,720
5,009,391 15,277,998
3,155,353 2,641,846
315,119 236,843
249,716 239,921
753,152 136,245
149,831 143,953
25,182 —
336,939 —
42,635 46,175
25,137 9,467
35,712 24,676
20,080 33,634
1,526 10,832
4,346 3,177
24,431 22,332
5,139,159 3,549,101
(155,005) —
— —
(1,165,916) —
(437,797) —
(80,942) —
(15,103) —
(191,843) —
— —
3,092,553 3,549,101
1,916,838 11,728,897
187 (40,514,078)
— 2,321,414
— 51,999
— (297,988)
187 (38,438,653)
— (55,234,147)
— 3,366,719
— (9,141,218)
— 3,881,953
— (57,126,693)
187 (95,565,346)
$ 1,917,025 $ (83,836,449)

The accompanying notes are an integral part of these financial statements.
96 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - Fixed Income Funds
NVIT Amundi Multi Sector Bond Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 5,960,995 $ 12,437,213
Net realized gains (losses) 12,002,962 5,064,792
Net change in unrealized appreciation/depreciation (28,554,560) (2,948,519)
Change in net assets resulting from operations (10,590,603) 14,553,486
Distributions to Shareholders From:
Distributable earnings:
Class I — (16,497,000)
Class II — —
Class P — —
Class Y — —
Change in net assets from shareholder distributions — (16,497,000)
Change in net assets from capital transactions (18,923,217) 2,634,420
Change in net assets (29,513,820) 690,906
Net Assets:
Beginning of period 276,177,778 275,486,872
End of period $ 246,663,958 $ 276,177,778
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 9,638,502 $ 47,411,448
Dividends reinvested — 16,497,000
Cost of shares redeemed (28,561,719) (61,274,028)
Total Class I Shares (18,923,217) 2,634,420
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class P Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class P Shares — —
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Change in net assets from capital transactions $ (18,923,217) $ 2,634,420

Fixed Income Funds - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 97
NVIT BNY Mellon Core Plus Bond Fund NVIT Core Bond Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
$ 21,613,987 $ 35,113,386 $ 14,788,604 $ 24,834,159
11,408,354 33,847,975 (55,775,473) 5,419,363
(283,380,413) (78,290,068) (122,005,437) (42,666,427)
(250,358,072) (9,328,707) (162,992,306) (12,412,905)
— (1,026,838) — (932,156)
— (3,581,643) — (5,721,361)
— (9,511,979) (a) — —
— (83,595,420) — (60,088,224)
— (97,715,880) — (66,741,741)
47,903,472 485,480,086 240,913,960 41,824,251
(202,454,600) 378,435,499 77,921,654 (37,330,395)
2,051,724,176 1,673,288,677 1,349,458,910 1,386,789,305
$ 1,849,269,576 $ 2,051,724,176 $ 1,427,380,564 $ 1,349,458,910
$ 2,441,859 $ 25,689,357 $ 1,725,788 $ 2,201,542
— 1,026,838 — 932,156
(3,115,717) (4,796,775) (3,553,832) (5,631,243)
(673,858) 21,919,420 (1,828,044) (2,497,545)
1,319,603 22,137,426 5,640,683 26,758,079
— 3,581,643 — 5,721,361
(1,381,745) (116,361,108) (8,662,667) (13,217,235)
(62,142) (90,642,039) (3,021,984) 19,262,205
16,780,709 545,470,674 (a) — —
— 9,511,979 (a) — —
(40,200,360) (14,080,328) (a) — —
(23,419,651) 540,902,325 (a) — —
86,645,291 100,652,339 256,697,674 103,160,606
— 83,595,420 — 60,088,224
(14,586,168) (170,947,379) (10,933,686) (138,189,239)
72,059,123 13,300,380 245,763,988 25,059,591
$ 47,903,472 $ 485,480,086 $ 240,913,960 $ 41,824,251

The accompanying notes are an integral part of these financial statements.
98 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - Fixed Income Funds
NVIT Amundi Multi Sector Bond Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued 1,055,682 4,978,914
Reinvested — 1,792,875
Redeemed (3,154,769) (6,531,545)
Total Class I Shares (2,099,087) 240,244
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class P Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class P Shares — —
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Total change in shares (2,099,087) 240,244
(a) For the period from September 23, 2021 (commencement of operations) through December 31, 2021.

Fixed Income Funds - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 99
NVIT BNY Mellon Core Plus Bond Fund NVIT Core Bond Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
231,648 2,188,527 172,740 196,198
— 88,273 — 84,785
(292,165) (398,241) (357,613) (500,709)
(60,517) 1,878,559 (184,873) (219,726)
124,273 1,830,887 547,301 2,391,987
— 304,303 — 522,619
(130,015) (9,901,140) (869,350) (1,190,716)
(5,742) (7,765,950) (322,049) 1,723,890
1,490,309 46,424,171 (a) — —
— 822,836 (a) — —
(3,758,338) (1,207,731) (a) — —
(2,268,029) 46,039,276 (a) — —
8,207,117 8,325,097 26,277,178 9,193,019
— 7,105,237 — 5,466,603
(1,399,534) (14,137,501) (1,129,272) (12,293,549)
6,807,583 1,292,833 25,147,906 2,366,073
4,473,295 41,444,718 24,640,984 3,870,237

The accompanying notes are an integral part of these financial statements.
100 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - Fixed Income Funds
NVIT DoubleLine Total Return Tactical Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 2,413,210 $ 4,321,376
Net realized gains (losses) (4,630,437) (907,155)
Net change in unrealized appreciation/depreciation (18,461,456) (3,450,460)
Change in net assets resulting from operations (20,678,683) (36,239)
Distributions to Shareholders From:
Distributable earnings:
Class I — (154)
Class II — (606,096)
Class IV — —
Class Y — (5,130,044)
Change in net assets from shareholder distributions — (5,736,294)
Change in net assets from capital transactions 2,593,922 10,941,935
Change in net assets (18,084,761) 5,169,402
Net Assets:
Beginning of period 203,754,430 198,585,028
End of period $ 185,669,669 $ 203,754,430
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — 154
Cost of shares redeemed — —
Total Class I Shares — 154
Class II Shares
Proceeds from shares issued 8,018,848 13,431,664
Dividends reinvested — 606,096
Cost of shares redeemed (3,401,669) (6,580,328)
Total Class II Shares 4,617,179 7,457,432
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Class Y Shares
Proceeds from shares issued 5,904,541 23,139,135
Dividends reinvested — 5,130,044
Cost of shares redeemed (7,927,798) (24,784,830)
Total Class Y Shares (2,023,257) 3,484,349
Change in net assets from capital transactions $ 2,593,922 $ 10,941,935

Fixed Income Funds - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 101
NVIT Federated High Income Bond Fund NVIT Government Bond Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
$ 2,900,077 $ 5,563,002 $ 3,192,174 $ 5,606,474
(1,621,621) 1,012,777 (7,167,791) (1,330,854)
(18,883,566) (699,799) (33,831,503) (14,042,997)
(17,605,110) 5,875,980 (37,807,120) (9,767,377)
— (5,750,087) — (6,838,979)
— — — (144,971)
— — — (199,876)
— — — (109)
— (5,750,087) — (7,183,935)
(3,507,116) (315,510) (10,632,510) (5,788,647)
(21,112,226) (189,617) (48,439,630) (22,739,959)
121,052,488 121,242,105 425,334,639 448,074,598
$ 99,940,262 $ 121,052,488 $ 376,895,009 $ 425,334,639
$ 34,379,022 $ 16,445,280 $ 29,534,407 $ 84,714,410
— 5,750,087 — 6,838,979
(37,886,138) (22,510,877) (39,776,136) (100,231,545)
(3,507,116) (315,510) (10,241,729) (8,678,156)
— — 3,467,684 8,305,892
— — — 144,971
— — (2,890,649) (5,824,086)
— — 577,035 2,626,777
— — 350,147 1,515,743
— — — 199,876
— — (1,317,963) (1,452,996)
— — (967,816) 262,623
— — — —
— — — 109
— — — —
— — — 109
$ (3,507,116) $ (315,510) $ (10,632,510) $ (5,788,647)

The accompanying notes are an integral part of these financial statements.
102 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - Fixed Income Funds
NVIT DoubleLine Total Return Tactical Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued — —
Reinvested — 15
Redeemed — —
Total Class I Shares — 15
Class II Shares
Issued 849,981 1,327,319
Reinvested — 60,922
Redeemed (372,793) (650,810)
Total Class II Shares 477,188 737,431
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Class Y Shares
Issued 639,020 2,286,661
Reinvested — 514,350
Redeemed (857,789) (2,444,756)
Total Class Y Shares (218,769) 356,255
Total change in shares 258,419 1,093,701

Fixed Income Funds - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 103
NVIT Federated High Income Bond Fund NVIT Government Bond Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
5,376,699 2,459,176 2,807,498 7,592,603
— 880,594 — 625,740
(6,107,595) (3,348,822) (3,875,474) (9,030,997)
(730,896) (9,052) (1,067,976) (812,654)
— — 337,742 752,865
— — — 13,301
— — (287,727) (531,910)
— — 50,015 234,256
— — 33,899 137,459
— — — 18,306
— — (128,131) (130,719)
— — (94,232) 25,046
— — — —
— — — 10
— — — —
— — — 10
(730,896) (9,052) (1,112,193) (553,342)

The accompanying notes are an integral part of these financial statements.
104 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - Fixed Income Funds
NVIT Government Money Market Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ 1,916,838 $ (12)
Net realized gains (losses) 187 50,884
Net change in unrealized appreciation/depreciation — —
Change in net assets resulting from operations 1,917,025 50,872
Distributions to Shareholders From:
Distributable earnings:
Class I (852,487) —
Class II (91,052) —
Class IV (27,231) —
Class V (573,737) —
Class Y (372,331) —
Change in net assets from shareholder distributions (1,916,838) —
Change in net assets from capital transactions 486,972,694 30,582,381
Change in net assets 486,972,881 30,633,253
Net Assets:
Beginning of period 1,987,152,216 1,956,518,963
End of period $ 2,474,125,097 $ 1,987,152,216
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 455,131,994 $ 464,349,871
Dividends reinvested 852,487 —
Cost of shares redeemed (224,519,334) (499,068,195)
Total Class I Shares 231,465,147 (34,718,324)
Class II Shares
Proceeds from shares issued 222,596,742 232,996,788
Dividends reinvested 91,052 —
Cost of shares redeemed (126,915,384) (248,313,169)
Total Class II Shares 95,772,410 (15,316,381)
Class IV Shares
Proceeds from shares issued 8,417,247 9,907,133
Dividends reinvested 27,231 —
Cost of shares redeemed (6,070,792) (10,834,274)
Total Class IV Shares 2,373,686 (927,141)
Class V Shares
Proceeds from shares issued 362,505,862 576,625,468
Dividends reinvested 573,737 —
Cost of shares redeemed (371,065,323) (561,894,411)
Total Class V Shares (7,985,724) 14,731,057
Class Y Shares
Proceeds from shares issued 360,696,330 466,156,809
Dividends reinvested 372,331 —
Cost of shares redeemed (195,721,486) (399,343,639)
Total Class Y Shares 165,347,175 66,813,170
Change in net assets from capital transactions $ 486,972,694 $ 30,582,381

Fixed Income Funds - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 105
NVIT Short Term Bond Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
$ 11,728,897 $ 19,261,886
(38,438,653) 18,150,345
(57,126,693) (42,519,804)
(83,836,449) (5,107,573)
— (2,487,508)
— (2,113,025)
— —
— —
— (19,359,250)
— (23,959,783)
(424,577,857) 26,811,562
(508,414,306) (2,255,794)
1,733,840,596 1,736,096,390
$ 1,225,426,290 $ 1,733,840,596
$ 3,668,713 $ 166,697,063
— 2,487,508
(37,761,281) (33,325,595)
(34,092,568) 135,858,976
10,628,478 54,763,029
— 2,113,025
(20,447,902) (39,140,257)
(9,819,424) 17,735,797
— —
— —
— —
— —
— —
— —
— —
— —
6,548,712 86,662,712
— 19,359,250
(387,214,577) (232,805,173)
(380,665,865) (126,783,211)
$ (424,577,857) $ 26,811,562

The accompanying notes are an integral part of these financial statements.
106 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - Fixed Income Funds
NVIT Government Money Market Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued 455,131,994 464,349,871
Reinvested 852,487 —
Redeemed (224,519,334) (499,068,195)
Total Class I Shares 231,465,147 (34,718,324)
Class II Shares
Issued 222,596,742 232,996,788
Reinvested 91,052 —
Redeemed (126,915,384) (248,313,169)
Total Class II Shares 95,772,410 (15,316,381)
Class IV Shares
Issued 8,417,247 9,907,133
Reinvested 27,231 —
Redeemed (6,070,792) (10,834,274)
Total Class IV Shares 2,373,686 (927,141)
Class V Shares
Issued 362,505,862 576,625,468
Reinvested 573,737 —
Redeemed (371,065,324) (561,894,410)
Total Class V Shares (7,985,725) 14,731,058
Class Y Shares
Issued 360,696,330 466,156,809
Reinvested 372,329 —
Redeemed (195,721,486) (399,343,640)
Total Class Y Shares 165,347,173 66,813,169
Total change in shares 486,972,691 30,582,381

Fixed Income Funds - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 107
NVIT Short Term Bond Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
370,920 15,968,315
— 241,455
(3,885,716) (3,194,099)
(3,514,796) 13,015,671
1,060,208 5,276,627
— 205,841
(2,064,186) (3,769,648)
(1,003,978) 1,712,820
— —
— —
— —
— —
— —
— —
— —
— —
653,956 8,286,549
— 1,879,061
(39,188,736) (22,253,504)
(38,534,780) (12,087,894)
(43,053,554) 2,640,597

108 - Financial Highlights - June 30, 2022 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Amundi Multi Sector Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class I Shares
6/30/2022 (Unaudited) $ 9.15 $ 0.20 $ (0.56) $ (0.36) $ — $ — $ — $ — $ 8.79 (3.93)% $ 246,664 0.83% 4.52% 0.83% 42.07%
12/31/2021 9.20 0.40 0.08 0.48 (0.53) — — (0.53) 9.15 5.24% 276,178 0.82% 4.23% 0.82% 89.90%
12/31/2020 9.14 0.40 (0.03) 0.37 (0.31) — — (0.31) 9.20 4.06% 275,487 0.83% 4.61% 0.83% 101.62%
12/31/2019 8.79 0.39 0.41 0.80 (0.44) — (0.01) (0.45) 9.14 9.17% 284,162 0.82% 4.28% 0.82% 212.51%
12/31/2018 9.26 0.34 (0.56) (0.22) (0.25) — — (0.25) 8.79 (2.34)% 299,847 0.82% 3.73% 0.82% 234.11%
12/31/2017 9.13 0.33 0.25 0.58 (0.45) — — (0.45) 9.26 6.33% 314,721 0.82% 3.47% 0.82% 218.04%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.

Fixed Income Funds - June 30, 2022 (Unaudited) - Financial Highlights - 109
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon Core Plus Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2022 (Unaudited) $ 11.49 $ 0.11 $ (1.50) $ (1.39) $ — $ — $ — $ 10.10 (12.10)% $ 28,814 0.63% 2.16% 0.64% 71.94%
12/31/2021 12.24 0.23 (0.31) (0.08) (0.24) (0.43) (0.67) 11.49 (0.72)% 33,483 0.64% 1.91% 0.64% 233.40%
12/31/2020 11.52 0.28 0.79 1.07 (0.35) — (0.35) 12.24 9.31% 12,665 0.65% 2.29% 0.65% 201.93%
12/31/2019 10.82 0.32 0.75 1.07 (0.37) — (0.37) 11.52 9.89% 9,073 0.65% 2.78% 0.65% 173.78%
12/31/2018 11.26 0.31 (0.45) (0.14) (0.30) — (0.30) 10.82 (1.20)% 6,600 0.64% 2.78% 0.64% 214.05%
12/31/2017 11.12 0.26 0.18 0.44 (0.30) — (0.30) 11.26 3.94% 7,098 0.64% 2.27% 0.64% 230.72%
Class II Shares
6/30/2022 (Unaudited) 11.66 0.10 (1.53) (1.43) — — — 10.23 (12.26)% 2,395 0.88% 1.91% 0.89% 71.94%
12/31/2021 12.23 0.22 (0.33) (0.11) (0.03) (0.43) (0.46) 11.66 (0.93)% 2,796 0.89% 1.80% 0.90% 233.40%
12/31/2020 11.51 0.25 0.79 1.04 (0.32) — (0.32) 12.23 9.04% 97,903 0.90% 2.05% 0.90% 201.93%
12/31/2019 10.81 0.29 0.75 1.04 (0.34) — (0.34) 11.51 9.59% 79,674 0.90% 2.55% 0.90% 173.78%
12/31/2018 11.25 0.28 (0.45) (0.17) (0.27) — (0.27) 10.81 (1.45)% 75,782 0.89% 2.53% 0.89% 214.05%
12/31/2017 11.10 0.23 0.19 0.42 (0.27) — (0.27) 11.25 3.77% 80,121 0.89% 2.02% 0.89% 230.72%
Class P Shares
6/30/2022 (Unaudited) 11.54 0.11 (1.51) (1.40) — — — 10.14 (12.13)% 443,729 0.73% 2.06% 0.74% 71.94%
12/31/2021(g) 11.91 0.05 (0.21) (0.16) (0.21) — (0.21) 11.54 (1.36)% 531,352 0.73% 1.55% 0.74% 233.40%
Class Y Shares
6/30/2022 (Unaudited) 11.55 0.12 (1.51) (1.39) — — — 10.16 (12.03)% 1,374,331 0.48% 2.32% 0.49% 71.94%
12/31/2021 12.28 0.26 (0.31) (0.05) (0.25) (0.43) (0.68) 11.55 (0.50)% 1,484,094 0.49% 2.13% 0.50% 233.40%
12/31/2020 11.56 0.30 0.79 1.09 (0.37) — (0.37) 12.28 9.41% 1,562,720 0.50% 2.46% 0.50% 201.93%
12/31/2019 10.85 0.34 0.75 1.09 (0.38) — (0.38) 11.56 10.08% 1,599,473 0.50% 2.96% 0.50% 173.78%
12/31/2018 11.29 0.32 (0.44) (0.12) (0.32) — (0.32) 10.85 (1.05)% 1,600,465 0.49% 2.93% 0.49% 214.05%
12/31/2017 11.15 0.28 0.17 0.45 (0.31) — (0.31) 11.29 4.08% 1,791,175 0.49% 2.42% 0.49% 230.72%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from September 23, 2021 (commencement of operations) through December 31, 2021. Total return is calculated based on inception date of September 22,
2021 through December 31, 2021.

110 - Financial Highlights - June 30, 2022 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Core Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
6/30/2022 (Unaudited) $ 10.80 $ 0.10 $ (1.36) $ (1.26) $ — $ — $ — $ 9.54 (11.67)% $ 15,275 0.60% 2.08% 0.60% 64.78%
12/31/2021 11.45 0.19 (0.30) (0.11) (0.22) (0.32) (0.54) 10.80 (1.03)% 19,294 0.59% 1.71% 0.59% 132.82%
12/31/2020 11.01 0.25 0.52 0.77 (0.30) (0.03) (0.33) 11.45 7.01% 22,973 0.60% 2.20% 0.60% 67.80%
12/31/2019 10.41 0.31 0.62 0.93 (0.33) — (0.33) 11.01 8.94% 19,227 0.59% 2.78% 0.59% 43.79%
12/31/2018 10.80 0.31 (0.36) (0.05) (0.34) — (0.34) 10.41 (0.42)% 14,299 0.59% 2.96% 0.59% 33.67%
12/31/2017 10.66 0.32 0.15 0.47 (0.33) — (0.33) 10.80 4.40% 15,216 0.59% 2.94% 0.59% 37.76%
Class II Shares
6/30/2022 (Unaudited) 10.76 0.09 (1.36) (1.27) — — — 9.49 (11.80)% 107,592 0.85% 1.84% 0.85% 64.78%
12/31/2021 11.41 0.16 (0.30) (0.14) (0.19) (0.32) (0.51) 10.76 (1.25)% 125,449 0.84% 1.45% 0.84% 132.82%
12/31/2020 10.97 0.22 0.53 0.75 (0.28) (0.03) (0.31) 11.41 6.77% 113,409 0.85% 1.95% 0.85% 67.80%
12/31/2019 10.37 0.28 0.62 0.90 (0.30) — (0.30) 10.97 8.70% 104,839 0.84% 2.54% 0.84% 43.79%
12/31/2018 10.76 0.29 (0.37) (0.08) (0.31) — (0.31) 10.37 (0.69)% 95,092 0.84% 2.71% 0.84% 33.67%
12/31/2017 10.62 0.29 0.15 0.44 (0.30) — (0.30) 10.76 4.18% 103,549 0.84% 2.68% 0.84% 37.76%
Class Y Shares
6/30/2022 (Unaudited) 10.79 0.11 (1.36) (1.25) — — — 9.54 (11.58)% 1,304,513 0.44% 2.26% 0.44% 64.78%
12/31/2021 11.44 0.21 (0.31) (0.10) (0.23) (0.32) (0.55) 10.79 (0.88)% 1,204,716 0.44% 1.85% 0.44% 132.82%
12/31/2020 11.00 0.27 0.52 0.79 (0.32) (0.03) (0.35) 11.44 7.17% 1,250,407 0.45% 2.36% 0.45% 67.80%
12/31/2019 10.40 0.32 0.63 0.95 (0.35) — (0.35) 11.00 9.09% 1,297,030 0.44% 2.94% 0.44% 43.79%
12/31/2018 10.79 0.33 (0.36) (0.03) (0.36) — (0.36) 10.40 (0.27)% 1,311,884 0.44% 3.11% 0.44% 33.67%
12/31/2017 10.65 0.34 0.15 0.49 (0.35) — (0.35) 10.79 4.56% 1,454,759 0.44% 3.09% 0.44% 37.76%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Fixed Income Funds - June 30, 2022 (Unaudited) - Financial Highlights - 111
The accompanying notes are an integral part of these financial statements.
NVIT DoubleLine Total Return Tactical Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2022 (Unaudited) $ 10.12 $ 0.12 $ (1.12) $ (1.00) $ — $ — $ — $ 9.12 (9.88)%(g) $ 5 0.58% 2.55% 0.70% 53.32%
12/31/2021 10.41 0.22 (0.22) — (0.26) (0.03) (0.29) 10.12 (0.04)% 6 0.62% 2.16% 0.73% 113.27%
12/31/2020 10.05 0.21 0.17 0.38 (0.02) — (0.02) 10.41 3.83% 6 0.83% 2.11% 0.95% 48.77%
12/31/2019 9.72 0.27 0.40 0.67 (0.34) — (0.34) 10.05 6.87% 472 0.81% 2.60% 0.96% 50.92%
12/31/2018 9.96 0.28 (0.25) 0.03 (0.27) — (0.27) 9.72 0.31% 5 0.80% 2.86% 0.97% 32.42%
12/31/2017(h) 10.00 0.04 (0.04) — (0.04) — (0.04) 9.96 0.03% 5 0.83% 1.93% 42.79% 69.88%
Class II Shares
6/30/2022 (Unaudited) 9.88 0.10 (1.10) (1.00) — — — 8.88 (10.12)% 26,692 0.98% 2.16% 1.20% 53.32%
12/31/2021 10.18 0.18 (0.22) (0.04) (0.23) (0.03) (0.26) 9.88 (0.45)% 24,995 0.98% 1.77% 1.20% 113.27%
12/31/2020 10.04 0.20 0.18 0.38 (0.24) — (0.24) 10.18 3.74% 18,236 0.98% 2.00% 1.20% 48.77%
12/31/2019 9.72 0.26 0.38 0.64 (0.32) — (0.32) 10.04 6.59% 12,914 0.98% 2.57% 1.22% 50.92%
12/31/2018 9.96 0.27 (0.24) 0.03 (0.27) — (0.27) 9.72 0.30% 5,444 0.98% 2.72% 1.24% 32.42%
12/31/2017(h) 10.00 0.04 (0.04) — (0.04) — (0.04) 9.96 0.01% 5 0.94% 1.87% 42.99% 69.88%
Class Y Shares
6/30/2022 (Unaudited) 9.90 0.12 (1.11) (0.99) — — — 8.91 (10.00)% 158,972 0.58% 2.54% 0.70% 53.32%
12/31/2021 10.19 0.22 (0.22) — (0.26) (0.03) (0.29) 9.90 —% 178,754 0.58% 2.20% 0.70% 113.27%
12/31/2020 10.05 0.24 0.17 0.41 (0.27) — (0.27) 10.19 4.09% 180,343 0.58% 2.40% 0.70% 48.77%
12/31/2019 9.72 0.30 0.38 0.68 (0.35) — (0.35) 10.05 7.04% 172,516 0.58% 3.00% 0.72% 50.92%
12/31/2018 9.96 0.30 (0.25) 0.05 (0.29) — (0.29) 9.72 0.52% 169,635 0.58% 3.04% 0.74% 32.42%
12/31/2017(h) 10.00 0.05 (0.04) 0.01 (0.05) — (0.05) 9.96 0.09% 166,663 0.58% 2.27% 0.74% 69.88%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from October 17, 2017 (commencement of operations) through December 31, 2017. Total return is calculated based on inception date of October 16, 2017 through December 31, 2017.

112 - Financial Highlights - June 30, 2022 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Federated High Income Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class I Shares
6/30/2022 (Unaudited) $ 6.55 $ 0.15 $ (1.07) $ (0.92) $ — $ — $ — $ 5.63 (14.05)% $ 99,940 0.91% 4.82% 0.98% 33.17%
12/31/2021 6.55 0.30 0.02 0.32 (0.32) — (0.32) 6.55 4.96% 121,052 0.91% 4.45% 0.98% 40.26%
12/31/2020 6.51 0.31 0.08 0.39 (0.35) — (0.35) 6.55 6.02% 121,242 0.91% 4.95% 0.98% 39.93%
12/31/2019 6.01 0.34 0.54 0.88 (0.38) — (0.38) 6.51 14.74% 130,650 0.91% 5.27% 0.96% 29.22%
12/31/2018 6.59 0.34 (0.53) (0.19) (0.39) — (0.39) 6.01 (3.00)% 125,574 0.91% 5.21% 0.94% 18.29%
12/31/2017 6.53 0.35 0.09 0.44 (0.38) — (0.38) 6.59 6.76% 159,213 0.91% 5.14% 0.92% 29.50%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fixed Income Funds - June 30, 2022 (Unaudited) - Financial Highlights - 113
The accompanying notes are an integral part of these financial statements.
NVIT Government Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2022 (Unaudited) $ 10.87 $ 0.08 $ (1.04) $ (0.96) $ — $ — $ — $ 9.91 (8.83)% $ 357,518 0.70% 1.61% 0.72% 44.78%
12/31/2021 11.29 0.14 (0.37) (0.23) (0.19) — (0.19) 10.87 (2.08)% 403,595 0.70% 1.27% 0.71% 73.45%
12/31/2020 10.87 0.19 0.47 0.66 (0.24) — (0.24) 11.29 6.08% 428,406 0.69% 1.65% 0.71% 59.09%
12/31/2019 10.47 0.24 0.42 0.66 (0.26) — (0.26) 10.87 6.27% 440,832 0.69% 2.17% 0.71% 50.89%
12/31/2018 10.71 0.23 (0.24) (0.01) (0.23) — (0.23) 10.47 (0.05)% 400,284 0.70% 2.16% 0.72% 40.81%
12/31/2017 10.72 0.21 0.01 0.22 (0.23) — (0.23) 10.71 2.08% 398,748 0.69% 1.93% 0.71% 46.88%
Class II Shares
6/30/2022 (Unaudited) 10.83 0.07 (1.03) (0.96) — — — 9.87 (8.86)% 9,273 0.95% 1.36% 0.97% 44.78%
12/31/2021 11.26 0.11 (0.37) (0.26) (0.17) — (0.17) 10.83 (2.36)% 9,637 0.95% 1.01% 0.96% 73.45%
12/31/2020 10.82 0.16 0.47 0.63 (0.19) — (0.19) 11.26 5.79% 7,380 0.94% 1.41% 0.96% 59.09%
12/31/2019 10.43 0.20 0.43 0.63 (0.24) — (0.24) 10.82 6.01% 11,657 0.94% 1.88% 0.95% 50.89%
12/31/2018 10.68 0.20 (0.23) (0.03) (0.22) — (0.22) 10.43 (0.25)% 5,399 0.95% 1.94% 0.96% 40.81%
12/31/2017 10.69 0.18 0.02 0.20 (0.21) — (0.21) 10.68 1.83% 2,713 0.94% 1.67% 0.96% 46.88%
Class IV Shares
6/30/2022 (Unaudited) 10.86 0.08 (1.04) (0.96) — — — 9.90 (8.84)% 10,099 0.70% 1.61% 0.72% 44.78%
12/31/2021 11.28 0.14 (0.37) (0.23) (0.19) — (0.19) 10.86 (2.08)% 12,096 0.70% 1.27% 0.71% 73.45%
12/31/2020 10.86 0.19 0.47 0.66 (0.24) — (0.24) 11.28 6.09% 12,283 0.69% 1.65% 0.71% 59.09%
12/31/2019 10.47 0.24 0.41 0.65 (0.26) — (0.26) 10.86 6.18% 12,169 0.69% 2.17% 0.71% 50.89%
12/31/2018 10.70 0.23 (0.23) — (0.23) — (0.23) 10.47 0.04% 12,087 0.70% 2.16% 0.72% 40.81%
12/31/2017 10.71 0.21 0.01 0.22 (0.23) — (0.23) 10.70 2.08% 13,389 0.69% 1.92% 0.71% 46.88%
Class Y Shares
6/30/2022 (Unaudited) 10.84 0.09 (1.03) (0.94) — — — 9.90 (8.67)%(g) 5 0.56% 1.73% 0.56% 44.78%
12/31/2021 11.28 0.15 (0.39) (0.24) (0.20) — (0.20) 10.84 (2.11)%(g) 6 0.56% 1.38% 0.56% 73.45%
12/31/2020 10.87 0.20 0.47 0.67 (0.26) — (0.26) 11.28 6.15% 6 0.56% 1.73% 0.56% 59.09%
12/31/2019 10.47 0.25 0.42 0.67 (0.27) — (0.27) 10.87 6.43% 6 0.56% 2.30% 0.56% 50.89%
12/31/2018 10.70 0.24 (0.22) 0.02 (0.25) — (0.25) 10.47 0.19% 9 0.54% 2.30% 0.54% 40.81%
12/31/2017 10.72 0.23 — 0.23 (0.25) — (0.25) 10.70 2.15% 11 0.52% 2.09% 0.52% 46.88%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

114 - Financial Highlights - June 30, 2022 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Government Money Market Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Class I Shares
6/30/2022 (Unaudited) $ 1.00 $ — $ — $ — $ — $ — $ — $ 1.00 0.08% $ 1,160,691 0.29% 0.17% 0.48%
12/31/2021 1.00 — — — — — — 1.00 —% 929,226 0.07% —% 0.49%
12/31/2020 1.00 — — — — — — 1.00 0.24% 963,920 0.29% 0.21% 0.49%
12/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.78% 795,519 0.49% 1.77% 0.49%
12/31/2018 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.39% 874,213 0.49% 1.38% 0.49%
12/31/2017 1.00 — — — — — — 1.00 0.42% 826,873 0.50% 0.41% 0.50%
Class II Shares
6/30/2022 (Unaudited) 1.00 — — — — — — 1.00 0.04% 239,168 0.40% 0.09% 0.73%
12/31/2021 1.00 — — — — — — 1.00 —% 143,396 0.07% —% 0.74%
12/31/2020 1.00 — — — — — — 1.00 0.18% 158,709 0.36% 0.14% 0.74%
12/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.53% 130,429 0.74% 1.53% 0.74%
12/31/2018 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.14% 214,159 0.74% 1.13% 0.74%
12/31/2017 1.00 — — — — — — 1.00 0.22% 167,452 0.71% 0.21% 0.75%
Class IV Shares
6/30/2022 (Unaudited) 1.00 — — — — — — 1.00 0.08% 36,424 0.28% 0.16% 0.48%
12/31/2021 1.00 — — — — — — 1.00 —% 34,050 0.07% —% 0.49%
12/31/2020 1.00 — — — — — — 1.00 0.24% 34,976 0.30% 0.23% 0.49%
12/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.78% 30,997 0.49% 1.77% 0.49%
12/31/2018 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.39% 34,535 0.49% 1.37% 0.49%
12/31/2017 1.00 — — — — — — 1.00 0.42% 38,841 0.50% 0.41% 0.51%
Class V Shares
6/30/2022 (Unaudited) 1.00 — — — — — — 1.00 0.08% 670,955 0.26% 0.17% 0.43%
12/31/2021 1.00 — — — — — — 1.00 —% 678,941 0.07% —% 0.44%
12/31/2020 1.00 — — — — — — 1.00 0.26% 664,192 0.28% 0.26% 0.44%
12/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.83% 619,588 0.44% 1.81% 0.44%
12/31/2018 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.44% 558,328 0.44% 1.41% 0.44%
12/31/2017 1.00 — — — — — — 1.00 0.47% 676,773 0.45% 0.47% 0.45%
Class Y Shares
6/30/2022 (Unaudited) 1.00 — — — — — — 1.00 0.11% 366,887 0.23% 0.26% 0.33%
12/31/2021 1.00 — — — — — — 1.00 —% 201,539 0.07% —% 0.34%
12/31/2020 1.00 — — — — — — 1.00 0.29% 134,722 0.24% 0.15% 0.34%
12/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.94% 45,731 0.34% 1.72% 0.34%
12/31/2018(f) 1.00 — — — — — — 1.00 0.49% 20 0.34% 1.94% 0.34%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from October 1, 2018 (commencement of operations) through December 31, 2018. Total return is calculated based on inception date of September 28,
2018 through December 31, 2018.

Fixed Income Funds - June 30, 2022 (Unaudited) - Financial Highlights - 115
The accompanying notes are an integral part of these financial statements.
NVIT Short Term Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
6/30/2022 (Unaudited) $ 10.26 $ 0.07 $ (0.60) $ (0.53) $ — $ — $ — $ 9.73 (5.17)% $ 148,454 0.55% 1.48% 0.55% 29.77%
12/31/2021 10.43 0.10 (0.14) (0.04) (0.13) — (0.13) 10.26 (0.35)%(f) 192,608 0.54% 0.99% 0.54% 140.94%
12/31/2020 10.31 0.15 0.17 0.32 (0.20) — (0.20) 10.43 3.10%(f) 60,056 0.54% 1.48% 0.54% 72.41%
12/31/2019 10.13 0.24 0.20 0.44 (0.26) — (0.26) 10.31 4.33% 129,712 0.54% 2.29% 0.54% 50.59%
12/31/2018 10.28 0.23 (0.13) 0.10 (0.25) — (0.25) 10.13 0.98% 104,294 0.54% 2.26% 0.54% 33.03%
12/31/2017 10.28 0.16 0.04 0.20 (0.20) — (0.20) 10.28 1.95% 61,164 0.54% 1.57% 0.54% 48.64%
Class II Shares
6/30/2022 (Unaudited) 10.22 0.06 (0.60) (0.54) — — — 9.68 (5.28)% 182,016 0.80% 1.23% 0.80% 29.77%
12/31/2021 10.39 0.08 (0.14) (0.06) (0.11) — (0.11) 10.22 (0.59)% 202,459 0.79% 0.74% 0.79% 140.94%
12/31/2020 10.27 0.13 0.16 0.29 (0.17) — (0.17) 10.39 2.83% 188,135 0.79% 1.26% 0.79% 72.41%
12/31/2019 10.09 0.21 0.20 0.41 (0.23) — (0.23) 10.27 4.09% 172,947 0.79% 2.02% 0.79% 50.59%
12/31/2018 10.23 0.20 (0.12) 0.08 (0.22) — (0.22) 10.09 0.82% 187,622 0.79% 2.00% 0.79% 33.03%
12/31/2017 10.24 0.14 0.02 0.16 (0.17) — (0.17) 10.23 1.58% 163,791 0.79% 1.31% 0.79% 48.64%
Class Y Shares
6/30/2022 (Unaudited) 10.27 0.08 (0.61) (0.53) — — — 9.74 (5.16)% 894,957 0.40% 1.59% 0.40% 29.77%
12/31/2021 10.44 0.12 (0.14) (0.02) (0.15) — (0.15) 10.27 (0.19)% 1,338,774 0.39% 1.14% 0.39% 140.94%
12/31/2020 10.31 0.17 0.17 0.34 (0.21) — (0.21) 10.44 3.32% 1,487,905 0.39% 1.67% 0.39% 72.41%
12/31/2019 10.13 0.25 0.20 0.45 (0.27) — (0.27) 10.31 4.48% 1,513,639 0.39% 2.43% 0.39% 50.59%
12/31/2018 10.28 0.25 (0.14) 0.11 (0.26) — (0.26) 10.13 1.10% 1,552,321 0.39% 2.39% 0.39% 33.03%
12/31/2017 10.28 0.18 0.03 0.21 (0.21) — (0.21) 10.28 2.08% 1,686,864 0.39% 1.71% 0.39% 48.64%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

116 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Fixed Income Funds
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the eight (8) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Amundi Multi Sector Bond Fund ("Multi Sector Bond ")
NVIT BNY Mellon Core Plus Bond Fund ("Core Plus Bond")
NVIT Core Bond Fund ("Core Bond")
NVIT DoubleLine Total Return Tactical Fund ("Total Return Tactical")
NVIT Federated High Income Bond Fund ("High Income Bond")
NVIT Government Bond Fund ("Government Bond")
NVIT Government Money Market Fund ("Government Money Market")
NVIT Short Term Bond Fund ("Short Term Bond")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC, hold shares of Multi Sector Bond and High Income Bond. Shares of Total Return Tactical are held by separate accounts established by NLIC and NLAIC, other affiliated insurance companies, and other series of the Trust that operate as fund-of-funds, such as the NVIT Blueprint Funds.
Shares of Core Bond and Core Plus Bond are held by separate accounts established by NLIC and NLAIC and series of the
Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds. Shares of Government Bond and Government Money
Market are held by separate accounts established by NLIC and NLAIC and other affiliated insurance companies. Shares of Short
Term Bond are held by separate accounts established by NLIC and NLAIC and series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds and NVIT Investor Destinations Funds.
The Funds, as applicable, currently offer Class I, Class II, Class IV, Class P, Class V and Class Y shares. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Government Money Market seeks to maintain a stable price of $1.00 per share by using the amortized cost method of valuation to value portfolio securities. Government Money Market invests primarily in a portfolio of U.S. government securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. Government Money Market will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Government Money Market operates as a "Government Money Market Fund," as defined in Rule 2a-7 under the 1940 Act. This means that Government Money Market invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, Government Money Market invests at least
80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by
U.S. government securities.

Fixed Income Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 117
Government Money Market does not currently intend to impose liquidity fees or redemption gates on shareholder redemptions.
However, the Board of Trustees of the Trust (“Board of Trustees”) may reserve the ability to subject Government Money Market to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because Government Money Market invests in short-term securities, Government Money Market’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.
Each Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees,
NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.

118 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Fixed Income Funds
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
Securities held by Government Money Market are valued at amortized cost, which approximates fair value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Government Money Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S.
dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Fixed Income Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 119
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2022. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Multi Sector Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 17,704,049 $ – $ 17,704,049
Collateralized Mortgage Obligations – 34,736,040 – 34,736,040
Commercial Mortgage-Backed Securities – 24,527,064 – 24,527,064
  Common Stocks
Airlines 473,028 – – 473,028
Paper & Forest Products – – – –
Total Common Stocks $ 473,028 $ – $ – $ 473,028
Convertible Bonds – 3,250,805 – 3,250,805
Convertible Preferred Stock 2,341,072 – – 2,341,072
Corporate Bonds – 133,304,003 – 133,304,003
Credit Default Swaps† – 3,693,414 – 3,693,414
Foreign Government Securities – 2,008,428 – 2,008,428
Forward Foreign Currency Contracts – 120,139 – 120,139
Futures Contracts# 1,385,559 – – 1,385,559
Loan Participations – 9,625,601 – 9,625,601
Municipal Bonds – 1,347,962 – 1,347,962
Repurchase Agreements – 6,055,870 – 6,055,870
Total Assets $ 4,199,659 $ 236,373,375 $ – $ 240,573,034
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (7,722) $ – $ (7,722)
Futures Contracts# (79,825) – – (79,825)
Total Liabilities $ (79,825) $ (7,722) $ – $ (87,547)
Total $ 4,119,834 $ 236,365,653 $ – $ 240,485,487
Core Plus Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 147,218,432 $ – $ 147,218,432
Collateralized Mortgage Obligations – 17,118,570 – 17,118,570
Commercial Mortgage-Backed Securities – 21,712,649 – 21,712,649
Corporate Bonds – 843,291,730 – 843,291,730
Foreign Government Securities – 25,146,033 – 25,146,033
Futures Contracts# 760,816 – – 760,816
Mortgage-Backed Securities – 302,886,803 – 302,886,803
Municipal Bonds – 7,101,990 – 7,101,990
Supranational – 12,774,279 – 12,774,279
U.S. Government Agency Securities – 8,577,041 – 8,577,041
U.S. Treasury Obligations – 468,316,675 – 468,316,675
Total Assets $ 760,816 $ 1,854,144,202 $ – $ 1,854,905,018
Liabilities:
Futures Contracts# $ (643,771) $ – $ – $ (643,771)
Total Liabilities $ (643,771) $ – $ – $ (643,771)
Total $ 117,045 $ 1,854,144,202 $ – $ 1,854,261,247
Core Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 229,837,761 $ – $ 229,837,761
Collateralized Mortgage Obligations – 44,613,335 – 44,613,335
Commercial Mortgage-Backed Securities – 32,559,331 – 32,559,331
Corporate Bonds – 386,572,360 – 386,572,360

120 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Fixed Income Funds
Level 1 Level 2 Level 3 Total
Assets:
Credit Default Swaps† $ – $ 2,443,511 $ – $ 2,443,511
Loan Participation – 981,846 – 981,846
Mortgage-Backed Securities – 403,432,572 – 403,432,572
Municipal Bonds – 15,358,716 – 15,358,716
Purchased Option 77,625 – – 77,625
Repurchase Agreements – 33,772,117 – 33,772,117
U.S. Government Agency Security – 14,310,218 – 14,310,218
U.S. Treasury Obligations – 236,839,570 – 236,839,570
Total Assets $ 77,625 $ 1,400,721,337 $ – $ 1,400,798,962
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (1,121,359) $ – $ – $ (1,121,359)
Written Options (4,448,750) – – (4,448,750)
Total Liabilities $ (5,570,109) $ – $ – $ (5,570,109)
Total $ (5,492,484) $ 1,400,721,337 $ – $ 1,395,228,853
Total Return Tactical
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 33,293,914 $ – $ 33,293,914
Collateralized Mortgage Obligations – 26,834,256 – 26,834,256
Commercial Mortgage-Backed Securities – 13,769,042 – 13,769,042
Corporate Bonds – 26,402,319 – 26,402,319
Foreign Government Securities – 1,564,545 – 1,564,545
Investment Company 5,818,139 – – 5,818,139
Mortgage-Backed Securities – 36,830,661 – 36,830,661
Short-Term Investment – 1,958,716 – 1,958,716
U.S. Treasury Obligations – 27,767,521 – 27,767,521
Total $ 5,818,139 $ 168,420,974 $ – $ 174,239,113
High Income Bond
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Media Entertainment $ 35,386 $ – $ – $ 35,386
Oil Field Services – – 362,460 362,460
Pharmaceuticals 266,604 – – 266,604
Total Common Stocks $ 301,990 $ – $ 362,460 $ 664,450
  Corporate Bonds
Aerospace / Defense – 1,470,686 – 1,470,686
Airlines – 367,514 – 367,514
Automotive – 5,704,935 – 5,704,935
Building Materials – 3,197,428 – 3,197,428
Cable Satellite – 8,141,928 – 8,141,928
Chemicals – 3,163,889 – 3,163,889
Construction Machinery – 545,528 – 545,528
Consumer Cyclical Services – 2,389,876 – 2,389,876
Consumer Products – 1,916,024 – 1,916,024
Diversified Manufacturing – 930,450 – 930,450
Finance Companies – 1,729,566 – 1,729,566
Food & Beverage – 2,311,324 – 2,311,324
Food & Staples Retailing – – – –
Gaming – 3,899,638 – 3,899,638
Health Insurance – 619,027 – 619,027
Healthcare – 7,295,748 – 7,295,748
Independent Energy – 4,729,042 – 4,729,042
Industrial - Other – 1,529,297 – 1,529,297

Fixed Income Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 121
Level 1 Level 2 Level 3 Total
Assets:
Insurance - P&C $ – $ 6,071,505 $ – $ 6,071,505
Leisure – 576,924 – 576,924
Lodging – 223,453 – 223,453
Media Entertainment – 7,471,848 – 7,471,848
Metals & Mining – 543,378 – 543,378
Midstream – 6,234,981 – 6,234,981
Oil Field Services – 2,005,973 – 2,005,973
Packaging – 4,882,760 – 4,882,760
Paper – 690,927 – 690,927
Pharmaceuticals – 2,009,948 – 2,009,948
Restaurants – 1,535,653 – 1,535,653
Retailers – 729,550 – 729,550
Supermarkets – 518,353 – 518,353
Technology – 8,271,648 – 8,271,648
Transportation Services – 228,980 – 228,980
Utility - Electric – 2,714,901 – 2,714,901
Wireless Communications – 489,046 – 489,046
Total Corporate Bonds $ – $ 95,141,728 $ – $ 95,141,728
Rights   – – 1,281 1,281
Total $ 301,990 $ 95,141,728 $ 363,741 $ 95,807,459
Government Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 7,900,821 $ – $ 7,900,821
Collateralized Mortgage Obligations – 37,595,067 – 37,595,067
Corporate Bonds – 47,430,884 – 47,430,884
Mortgage-Backed Securities – 137,238,415 – 137,238,415
Short-Term Investment – 7,736,518 – 7,736,518
U.S. Government Agency Securities – 111,685,472 – 111,685,472
U.S. Treasury Obligations – 26,257,496 – 26,257,496
Total $ – $ 375,844,673 $ – $ 375,844,673
Government Money Market
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 1,369,000,000 $ – $ 1,369,000,000
U.S. Government Agency Securities – 661,852,711 – 661,852,711
U.S. Treasury Obligations – 440,516,339 – 440,516,339
Total $ – $ 2,471,369,050 $ – $ 2,471,369,050
Short Term Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 439,430,896 $ – $ 439,430,896
Collateralized Mortgage Obligations – 146,896,152 – 146,896,152
Commercial Mortgage-Backed Securities – 11,334,010 – 11,334,010
Corporate Bonds – 295,175,024 – 295,175,024
Credit Default Swaps† – 3,881,953 – 3,881,953
Futures Contracts# 3,080,850 – – 3,080,850
Loan Participation – 924,619 – 924,619
Mortgage-Backed Securities – 3,308,365 – 3,308,365
Purchased Option 175,000 – – 175,000
Repurchase Agreements – 39,901,375 – 39,901,375

122 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Fixed Income Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
U.S. Treasury Obligations $ – $ 262,067,372 $ – $ 262,067,372
Total Assets $ 3,255,850 $ 1,202,919,766 $ – $ 1,206,175,616
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (864,645) $ – $ – $ (864,645)
Written Options (11,901,719) – – (11,901,719)
Total Liabilities $ (12,766,364) $ – $ – $ (12,766,364)
Total $ (9,510,514) $ 1,202,919,766 $ – $ 1,193,409,252
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of June 30, 2022, Multi Sector Bond held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
As of June 30, 2022, High Income Bond held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.
Multi Sector Bond
Common
Stocks
Loan
Participation Total
Balance as of 12/31/2021 $ — $ 1,694,700 $ 1,694,700
Accrued Accretion/(Amortization) — (286) (286)
Realized Gains (Losses) — 286 286
Purchases — — —
Sales — (1,680,000) (1,680,000)
Change in Unrealized Appreciation/Depreciation — (14,700) (14,700)
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 6/30/2022 $ — $ – $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of
6/30/2022 ** $ — $ – $ —
High Income Bond
Common
Stocks
Corporate
Bonds Rights Total
Balance as of 12/31/2021 $ 418,152 $ — $ — $ 418,152
Accrued Accretion/(Amortization) — — — —
Realized Gains (Losses) 97,875 (98,507) — (632)
Purchases — — — —
Sales (211,410) — — (211,410)
Change in Unrealized Appreciation/Depreciation 57,843 98,507 1,281 157,631
Transfers into Level 3 — — — —
Transfers out of Level 3 — — — —
Balance as of 6/30/2022 $ 362,460 $ — $ 1,281 $ 363,741
Change in Unrealized Appreciation/Depreciation for
Investments Still Held as of 6/30/2022 ** $ 57,843 $ — $ 1,281 $ 59,124
**
Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

Fixed Income Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 123
Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign currency balances with the Fund’s custodian bank, JPMorgan Chase
Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to
JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2022, Funds that had overdrawn balances were as follows:
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to sovereign debt securities, as applicable, to meet each
Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs,
Fund
Foreign
Currency
Amount
High Income Bond $ 7

124 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Fixed Income Funds
the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of June 30, 2022 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.

Fixed Income Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 125
Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-
generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-
market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.

126 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Fixed Income Funds
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

Fixed Income Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 127
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2022:
Multi Sector Bond
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ 3,693,414
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 120,139
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 1,385,559
Total $ 5,199,112
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (7,722)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (79,825)
Total $ (87,547)
Core Plus Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 760,816
Total $ 760,816
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (643,771)
Total $ (643,771)
Core Bond
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Interest rate risk Investment securities, at value $ 77,625
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts 2,443,511
Total $ 2,521,136

128 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Fixed Income Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2022:
Liabilities:
Written Options
Interest rate risk Written options, at value $ (4,448,750)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (1,121,359)
Total $ (5,570,109)
Short Term Bond
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Interest rate risk Investment securities, at value $ 175,000
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts 3,881,953
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 3,080,850
Total $ 7,137,803
Liabilities:
Written Options
Interest rate risk Written options, at value $ (11,901,719)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (864,645)
Total $ (12,766,364)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Multi Sector Bond
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ 4,196,820
Forward Foreign Currency Contracts
Currency risk 1,445,991
Futures Contracts
Interest rate risk 8,446,968
Total $ 14,089,779
Core Plus Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 43,811,410
Total $ 43,811,410

Fixed Income Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 129
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2022:
Core Bond
Realized Gains (Losses): Total
Purchased Options§
Interest rate risk $ (1,585,590)
Written Options
Interest rate risk 667,695
Swap Contracts
Credit risk (79,229)
Futures Contracts
Interest rate risk (20,597,704)
Total $ (21,594,828)
Government Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 1,289,610
Total $ 1,289,610
Short Term Bond
Realized Gains (Losses): Total
Written Options
Interest rate risk $ 51,999
Swap Contracts
Credit risk (297,988)
Futures Contracts
Interest rate risk 2,321,414
Total $ 2,075,425
§ Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
Multi Sector Bond
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ 4,950,138
Forward Foreign Currency Contracts
Currency risk 241,142
Futures Contracts
Interest rate risk 2,399,008
Total $ 7,590,288
Core Plus Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 1,430,322
Total $ 1,430,322

130 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Fixed Income Funds
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2022:
Core Bond
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Interest rate risk $ (775,875)
Written Options
Interest rate risk (3,268,542)
Swap Contracts
Credit risk 2,504,499
Futures Contracts
Interest rate risk (1,401,531)
Total $ (2,941,449)
Government Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 267,698
Total $ 267,698
Short Term Bond
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Interest rate risk $ (1,750,000)
Written Options
Interest rate risk (9,141,218)
Swap Contracts
Credit risk 3,881,953
Futures Contracts
Interest rate risk 3,366,719
Total $ (3,642,546)
§ Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."
Multi Sector Bond
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 153,000,000
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 15,923
Average Settlement Value Sold $ 18,672,958
Futures Contracts:
Average Notional Balance Long $ 12,667,825
Average Notional Balance Short $ 95,709,753
Core Plus Bond
Futures Contracts:
Average Notional Balance Long $ 18,955,569
Average Notional Balance Short $ 303,865,402

Fixed Income Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 131
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of June 30, 2022, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
Core Bond
Options:
Average Value Purchased $ 761,152
Average Value Written $ 3,249,295
Average Number of Purchased Option Contracts 1,686
Average Number of Written Option Contracts 3,146
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 93,571,429
Futures Contracts:
Average Notional Balance Long $ 308,987,857
Average Notional Balance Short $ 220,941,571
Government Bond
Futures Contracts:
Average Notional Balance Long $ 643,143
Average Notional Balance Short $ 17,246,971
Short Term Bond
Options:
Average Value Purchased $ 607,143
Average Value Written $ 7,332,388
Average Number of Purchased Option Contracts 3,429
Average Number of Written Option Contracts 6,832
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 137,142,857
Futures Contracts:
Average Notional Balance Long $ 372,970,316
Average Notional Balance Short $ 403,241,201

132 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Fixed Income Funds
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of June 30, 2022:
Unfunded Commitments
Each Fund may enter into commitments to buy and sell investments including commitments to buy Loan Participations to settle on future dates as part of its normal investment activities. Commitments are generally traded and priced as part of a related Loan
Participations. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.
As of June 30, 2022, certain Funds had the following loan commitments in which all or a portion of the commitment was unfunded which could be extended at the option of the borrower.
Multi Sector Bond
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
Brown Brothers Harriman
Co.
Forward Foreign
Currency Contracts $ 3,907 $ (263) $ — $ 3,644
HSBC Bank PLC
Forward Foreign
Currency Contracts 116,232 (7,459) — 108,773
Total $ 120,139 $ (7,722) $ — $ 112,417
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
Brown Brothers Harriman
Co.
Forward Foreign
Currency Contracts $ (263) $ 263 $ — $ —
HSBC Bank PLC
Forward Foreign
Currency Contracts (7,459) 7,459 — —
Total $ (7,722) $ 7,722 $ — $ —
Multi Sector Bond
Unfunded
Commitment
Funded
Commitment
Total
Commitment
Security
Description
Maturity
Date Rate
Par
Amount Value
Par
Amount Value
Par
Amount Value
Osmosis Buyer Ltd.,
Delayed Draw Term Loan 07/31/2028 0.00% $ 252,778 $ 229,186 $– $– $ 252,778 $ 229,186

Fixed Income Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 133
TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Securities Lending
During the six months ended June 30, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Multi Sector Bond $ 6,055,870
Core Bond 33,772,117
Short Term Bond 39,901,375

134 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Fixed Income Funds
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
Joint Repurchase Agreements
During the six months ended June 30, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of June 30, 2022, the joint repos on a gross basis were as follows:
Bank of America NA, 1.55%, dated 6/30/2022, due 7/1/2022, repurchase price $96,904,172, collateralized by U.S. Government
Agency Securities, ranging from 3.00% - 3.50%, maturing 2/1/2043 - 6/1/2045; total market value $98,838,000.
Cantor Fitzgerald & Co., 1.55%, dated 6/30/2022, due 7/1/2022, repurchase price $164,451,087, collateralized by U.S.
Government Agency Securities, 0.29% - 8.00%, maturing 9/15/2022 - 2/20/2072; total market value $167,732,887.
MetLife, Inc., 1.50%, dated 6/30/2022, due 7/1/2022, repurchase price $62,202,592, collateralized by U.S. Government Treasury
Securities, ranging from 0.00% - 1.50%, maturing 2/29/2024 - 11/15/2047; total market value $63,472,032.
NatWest Markets Securities, Inc., 1.49%, dated 6/30/2022, due 7/7/2022, repurchase price $57,016,514, collateralized by
U.S. Government Treasury Securities, ranging from 0.13% - 2.88%, maturing 1/15/2023 - 12/31/2028; total market value
$58,142,413.
Pershing LLC, 1.58%, dated 6/30/2022, due 7/1/2022, repurchase price $97,017,796, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.13% - 8.50%, maturing 10/25/2022 - 5/20/2072; total market value $98,953,809.

Fixed Income Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 135
As of June 30, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Multi Sector Bond
Bank of America
NA $ 3,000,000 $ – $ 3,000,000 $ (3,000,000) $ –
Multi Sector Bond
Cantor Fitzgerald
& Co. 3,055,870 – 3,055,870 (3,055,870) –
Total $ 6,055,870 $ – $ 6,055,870 $ (6,055,870) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Core Bond
Cantor Fitzgerald
& Co. $ 13,772,117 $ – $ 13,772,117 $ (13,772,117) $ –
Core Bond MetLife, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Core Bond Pershing LLC 15,000,000 – 15,000,000 (15,000,000) –
Total $ 33,772,117 $ – $ 33,772,117 $ (33,772,117) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Short Term Bond
Bank of America
NA $ 11,000,000 $ – $ 11,000,000 $ (11,000,000) $ –
Short Term Bond
Cantor Fitzgerald
& Co. 16,901,375 – 16,901,375 (16,901,375) –

136 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Fixed Income Funds
During the six months ended June 30, 2022, Government Money Market, along with another series of Nationwide Mutual Funds
(“NMF”), pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through a joint account at JPMorgan Chase Bank, N.A. (“JPMorgan”), Government Money Market’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-
upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York
Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest.
In the event of default of the obligation to repurchase, Government Money Market has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by Government Money Market may be delayed or limited.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Short Term Bond
NatWest Markets
Securities, Inc. $ 5,000,000 $ – $ 5,000,000 $ (5,000,000) $ –
Short Term Bond Pershing LLC 7,000,000 – 7,000,000 (7,000,000) –
Total $ 39,901,375 $ – $ 39,901,375 $ (39,901,375) $ –
* As of June 30, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.
As of June 30, 2022, the joint repos on a gross basis were as follows:
Banco Santander SA, 1.56%, dated 6/30/2022, due 7/1/2022, repurchase price $530,022,966, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 1.50% - 6.00%, maturing 7/1/2027 - 9/1/2057; total market value
$540,600,001.
Barclays Capital, Inc., 1.55%, dated 6/30/2022, due 7/1/2022, repurchase price $26,001,119, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 5/15/2026 - 11/15/2049; total market value $26,520,000.
MUFG Securities Ltd., 1.52%, dated 6/30/2022, due 7/1/2022, repurchase price $515,021,745, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 4.50%, maturing 7/25/2022 - 6/1/2052; total market value
$525,300,001.
Nomura Securities Co. Ltd., 1.52%, dated 6/30/2022, due 7/1/2022, repurchase price $105,004,433, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 4.50%, maturing 8/15/2027 - 4/1/2056; total market value
$107,100,132.
RBC Dominion Securities Inc., 1.55%, dated 6/30/2022, due 7/1/2022, repurchase price $125,005,382, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 5.00%, maturing 7/15/2023 - 5/20/2052; total market value
$127,637,757.
Royal Bank of Canada, 1.54%, dated 6/30/2022, due 7/1/2022, repurchase price $350,014,973, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 11/3/2022 - 5/20/2069; total market value
$373,229,404.

Fixed Income Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 137
As of June 30, 2022, Government Money Market’s investment in joint repos was subject to an enforceable netting arrangement.
The Fund’s proportionate holding in joint repos was as follows:
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Government
Money Market
Banco Santander
SA $ 442,000,000 $ – $ 442,000,000 $ (442,000,000) $ –
Government
Money Market
Barclays Capital,
Inc. 22,000,000 – 22,000,000 (22,000,000) –
Government
Money Market
MUFG Securities
Ltd. 440,000,000 – 440,000,000 (440,000,000) –
Government
Money Market
Nomura Securities
Co. Ltd. 90,000,000 – 90,000,000 (90,000,000) –
Government
Money Market
RBC Dominion
Securities Inc. 90,000,000 – 90,000,000 (90,000,000) –
Government
Money Market
Royal Bank of
Canada 285,000,000 – 285,000,000 (285,000,000) –
Total $ 1,369,000,000 $ – $ 1,369,000,000 $ (1,369,000,000) $ –
* As of June 30, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

138 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Fixed Income Funds
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2022, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Multi Sector Bond Amundi Asset Management US, Inc.
Core Plus Bond Insight North America LLC
Core Bond Nationwide Asset Management, LLC ("NWAM")(a)
Total Return Tactical DoubleLine Capital LP
High Income Bond Federated Investment Management Company
Government Bond NWAM(a)
Government Money Market Dreyfus Cash Investment Strategies
Short Term Bond NWAM(a)
(a) NWAM is an affiliate of NFA.
Fund Fee Schedule
Advisory Fee
(annual rate)
Multi Sector Bond Up to $200 million 0.575%
$200 million up to $500 million 0.550%
$500 million and more 0.525%
Core Plus Bond Up to $1 billion 0.45%
$1 billion up to $1.5 billion 0.44%
$1.5 billion and more 0.43%
Core Bond Up to $1 billion 0.40%
$1 billion and more 0.38%
Total Return Tactical Up to $500 million 0.58%
$500 million up to $1 billion 0.555%
$1 billion and more 0.53%
High Income Bond Up to $50 million 0.75%
$50 million up to $250 million 0.60%
$250 million up to $500 million 0.55%
$500 million and more 0.50%

Fixed Income Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 139
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2023.
During the six months ended June 30, 2022, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
During the six months ended June 30, 2022, NFA voluntarily waived investment advisory fees payable by Government Money
Market, for which NFA shall not be entitled to later seek recoupment. The following table provides the voluntary waivers which may be discontinued at anytime at the discretion of NFA.
For the six months ended June 30, 2022, the effective advisory fee rates before and after voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $1,753,028 during the six months ended June 30, 2022.
Fund Fee Schedule
Advisory Fee
(annual rate)
Government Bond Up to $250 million 0.50%
$250 million up to $1 billion 0.475%
$1 billion up to $2 billion 0.45%
$2 billion up to $5 billion 0.425%
$5 billion and more 0.40%
Government Money Market Up to $1 billion 0.30%
$1 billion up to $2 billion 0.28%
$2 billion up to $5 billion 0.26%
$5 billion and more 0.24%
Short Term Bond Up to $1 billion 0.35%
$1 billion and up to $1.5 billion 0.34%
$1.5 billion and more 0.33%
Fund
Advisory Fee Waiver
(annual rate)
Core Plus Bond(a) 0.0111%
Government Bond 0.015%
(a) The rate is effective on February 2, 2022. Prior to the effective date, the advisory fee waived was limited to 0.0065%.
Fund Amount
Core Plus Bond $ 98,470
Government Bond 29,870
Fund Amount
Government Money Market $ 1,165,916
Fund
Effective Advisory
Fee Rate Before
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
Multi Sector Bond 0.57 % N/A N/A 0.57%
Core Plus Bond 0.44 0.43% 0.43% 0.43
Core Bond 0.40 N/A N/A 0.40
Total Return Tactical 0.58 N/A N/A 0.46
High Income Bond 0.66 N/A N/A 0.59
Government Bond 0.49 0.48 0.48 0.48
Government Money
Market 0.29 N/A 0.18 0.18
Short Term Bond 0.35 N/A N/A 0.35
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.

140 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Fixed Income Funds
DoubleLine has agreed to reimburse Total Return Tactical for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended June 30, 2022, DoubleLine reimbursed the Fund $15,219.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2023.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 12, 2023.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2022, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Fund Classes
Amount
(annual rate)
Multi Sector Bond All Classes 0.78%
Core Plus Bond All Classes 0.55%
Total Return Tactical All Classes 0.58%
High Income Bond All Classes 0.76%
Fund Classes
Amount
(annual rate)
Core Plus Bond Class I 0.69%
Class P 0.79%
Fund
Fiscal Year 2019
Amount
Fiscal Year 2020
Amount
Fiscal Year 2021
Amount
Six Months Ended
June 30, 2022
Amount Total
Multi Sector Bond $ — $ — $ — $ — $ —
Core Plus Bond — — — — —
Core Bond — — — — —
Total Return Tactical 129,836 196,534 203,661 105,067 635,098
High Income Bond 36,143 88,347 85,490 41,090 251,070
Government Bond — — — — —
Government Money Market — — — — —
Short Term Bond — — — — —

Fixed Income Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 141
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2022, NFM earned an aggregate of $1,325,007 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2022, the Funds' aggregate portion of such costs amounted to $15,895.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2023:
During the six months ended June 30, 2022, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
During the six months ended June 30, 2022, NFD voluntarily waived Rule 12b-1 fees payable by Class II shares of Government
Money Market in an amount equal to $155,005. Also during that period, NFS voluntarily waived fees payable to it pursuant to the Trust’s Administrative Services Plan by Class I, Class II, Class IV and Class V shares of Government Money Market in an amount equal to $725,685. Each of these fee waivers was made voluntarily, and neither NFA, NFD nor NFS shall be entitled to reimbursement by Government Money Market of any of the amounts waived. Such waivers may be discontinued at any time, and neither NFA, NFD nor NFS represents that any of these voluntary waivers will be continued or repeated.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund
Class II
Shares
Class P
Shares
Multi Sector Bond N/A N/A
Core Plus Bond 0.25% 0.25%
Core Bond 0.25% N/A
Total Return Tactical 0.25% N/A
High Income Bond N/A N/A
Government Bond 0.25% N/A
Government Money Market 0.25% N/A
Short Term Bond 0.25% N/A
N/A — Not Applicable.
Fund
Distribution Fee Waiver
(Annual Rate)
Total Return Tactical 0.10%
Fund Amount
Total Return Tactical $ 13,50 3

142 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Fixed Income Funds
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of the Fund, 0.20% of the average daily net assets of Class IV shares of the Fund, and 0.10% of the average daily net assets of Class V shares of each Fund.
For the six months ended June 30, 2022, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2022, each Fund’s total administrative services fees were as follows:
Line of Credit and Interfund Lending
The Trust, excluding Government Money Market, and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b)
the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statements of Operations. No compensating balances are required under the terms of the line of credit.
In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7, 2022. During the six months ended June 30, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives
Fund Class I Class II Class IV Class V
Multi Sector Bond 0.15%  N/A  N/A  N/A
Core Plus Bond 0.15 0.15%  N/A  N/A
Core Bond 0.15 0.15  N/A  N/A
Total Return Tactical  N/A 0.25  N/A  N/A
High Income Bond 0.15  N/A  N/A  N/A
Government Bond 0.15 0.15 0.15%  N/A
Government Money Market 0.15 0.15 0.15 0.10%
Short Term Bond 0.15 0.15  N/A  N/A
N/A — Not Applicable.
Fund Amount
Multi Sector Bond $ 197,889
Core Plus Bond 24,750
Core Bond 99,397
Total Return Tactical 33,759
High Income Bond 90,318
Government Bond 298,664
Government Money Market 1,265,104
Short Term Bond 280,198

Fixed Income Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 143
and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2022, none of the Funds engaged in interfund lending.
Investment Transactions
For the six months ended June 30, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
For the six months ended June 30, 2022, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
Portfolio Investment Risks
Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Funds, to increased credit risk.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the
Fund Purchases
*
Sales
*
Multi Sector Bond $ 104,922,796 $ 115,021,258
Core Plus Bond 1,502,647,722 1,431,447,261
Core Bond 1,028,221,503 860,845,019
Total Return Tactical 101,522,238 98,697,817
High Income Bond 38,072,615 38,653,910
Government Bond 179,587,916 184,470,868
Short Term Bond 443,073,161 889,667,853
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Core Plus Bond $ 180,808,810 $ 217,755,396
Core Bond 192,142,627 149,294,909
Total Return Tactical 70,463,164 70,142,824
Government Bond 30,306,266 77,423,029
Short Term Bond 164,845,577 449,451,839

144 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Fixed Income Funds
investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass- throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“ Ginnie Maes ”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes ”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

Fixed Income Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 145
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
TBA Commitments
TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When entering into
TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.
Risks from Underlying Funds
The Underlying Funds in which certain Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of a Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in a Fund. Information about Underlying Fund risks may be found in such Underlying Fund’s annual or semiannual report to shareholders.
Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and

146 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Fixed Income Funds
how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under the 1940 Act that provides the requirements for determining the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a consistent framework and standard of baseline practices for fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management is currently evaluating the implications of the new rule and the impact on the Funds’
financial statement disclosures and reporting requirements.
Federal Tax Information
As of June 30, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the United States, European and other credit markets has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global, national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans (within the
United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments.
The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Multi Sector Bond $ 268,409,854 $ 6,142,544 $ (35,682,933) $ (29,540,389)
Core Plus Bond 2,125,764,763 1,940,757 (273,444,273) (271,503,516)
Core Bond 1,490,576,886 6,328,052 (104,117,599) (97,789,547)
Total Return Tactical 193,665,028 210,279 (19,636,194) (19,425,915)
High Income Bond 112,226,613 351,294 (16,770,448) (16,419,154)
Government Bond 398,659,969 203,702 (23,018,998) (22,815,296)
Government Money Market 2,471,369,050 – – –
Short Term Bond 1,251,341,707 7,538,654 (69,349,189) (61,810,535)

Fixed Income Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 147
Subsequent Events
The Trusts’ credit agreement has been renewed through July 6, 2023. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2022 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

148 - Supplemental Information - June 30, 2022 (Unaudited) - Fixed Income Funds
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has
designated Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a
Liquidity Risk Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 14, 2022, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Fixed Income Funds - June 30, 2022 (Unaudited) - Management Information - 149
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

150 - Management Information - June 30, 2022 (Unaudited) - Fixed Income Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 130
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 130
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Fixed Income Funds - June 30, 2022 (Unaudited) - Management Information - 151
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

152 - Market Index Definitions - June 30, 2022 (Unaudited) - Fixed Income Funds
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Fixed Income Funds - June 30, 2022 (Unaudited) - Market Index Definitions - 153
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

154 - Market Index Definitions - June 30, 2022 (Unaudited) - Fixed Income Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

Fixed Income Funds - June 30, 2022 (Unaudited) - Market Index Definitions - 155
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

156 - Market Index Definitions - June 30, 2022 (Unaudited) - Fixed Income Funds
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-CFX (8-22)

Semiannual Report
June 30, 2022 (Unaudited)
Nationwide Variable Insurance Trust
Index Funds
NVIT Bond Index Fund
NVIT International Index Fund
NVIT Mid Cap Index Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2022

Message to Investors 1
Fund Overview 3
Shareholder Expense Example 8
Statements of Investments 10
Statements of Assets and Liabilities 122
Statements of Operations 126
Statements of Changes in Net Assets 128
Financial Highlights 136
Notes to Financial Statements 141
Supplemental Information 164
Management Information 165
Market Index Definitions 168

Nationwide Variable Insurance Trust - June 30, 2022 (Unaudited) - 1
Message to Investors
Dear Investor,
Equity markets fell significantly during the semi-annual reporting period ended June 30, 2022, as a confluence of events ranging from entrenched inflation, geopolitical risk, new central bank frameworks, and the Omicron variant of COVID-19 all weighed on market returns.
The outlook for the U.S. economy continued to slow through the period, with gross domestic product (“GDP”) growth decelerating to -1.6% for the first quarter of 2022. Economic activity continued to moderate, and the labor market remained robust with corporate profits expected to grow more slowly after the swift rise during 2021. By and large, earnings have been supported by a resilient consumer, although inflationary pressure will likely challenge gross margins.
The U.S economy faced decades-high inflation during the reporting period and equity markets faced historical pressure, due to hawkish central bank policy.
Markets experienced historic levels of volatility during the reporting period, as geopolitical uncertainty, entrenched inflation, and hawkish central banks challenged both equity and bond market returns. The S&P 500
®
Index (“S&P 500”) experienced a substantial level of volatility throughout the period, sliding into a bear market after the Federal Reserve increased rates by
0.75%. Additionally, investor sentiment has remained at historically negative levels throughout the reporting period, indicating extreme fear and apprehension by investors. The “wall of worry”
that developed at the beginning of 2022 has methodically given way to volatile market moves in the equity markets; it is possible that the second quarter of 2022 could be recorded as the ninth-
worst quarter for the S&P 500 since World War II, finishing the reporting period with a 20% loss.
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank, with the MSCI EAFE
®
Index finishing the period with a loss of nearly 20%. The MSCI Emerging Markets
®
Index was
notably weak on continued stress on China lockdowns and surging commodity prices, falling nearly 18%.
The S&P 500 closed in “bear market” territory during the reported period for the first time since 2020.
With inflation seemingly not abating during the reporting period, the market continued to come under pressure, and the S&P 500 fell more than 20% from its January high. Value indexes continued to be favored by investors, with large-cap indexes beating small-cap indexes. The
Energy sector remained the clear winner during the reporting period, up 31% year-to-date, followed by the Utilities and Consumer Staples sectors, down -3% and -7%, respectively.
Fixed-income returns were historically weak with surging interest rates and increasingly aggressive central bank policy causing consternation for investors. During the reporting period, the U.S. Federal Reserve bank (“Fed”) raised its benchmark interest rate by 0.75%, the most significant increase since 1994. Meanwhile, investors grew discontent over the economic outlook and fear of a “policy mistake” by the Fed. Interest rates surged during the period, with the 10-year Treasury yield rising from 1.55% to over 3.44%. Likewise, the 2-year Treasury yield saw a more pronounced move, rising to 3.43% during the reporting period. As investors grappled with moderating economic data, the yield curve continued to linger toward inversion

2 - June 30, 2022 (Unaudited) - Nationwide Variable Insurance Trust
during the reporting period.
Technical indicators reflected the stress caused by geopolitical uncertainty and historically high inflation. Stock-bond diversification suffered over the reported period with the S&P 500 and
Bloomberg U.S. Aggregate Bond Index both producing negative returns for the first time since
1976. Financial conditions tightened, credit spreads widened, and the dollar strengthened as investors grew more anxious about a potential economic slowdown.
Equity markets may continue to be choppy based on fears of central bank policy trade-off errors and negative investor sentiment potentially leading to a self-fulfilling economic slowdown.
However, investors may find solace in diminishing inflation or the central banks achieving a soft-
landing. Encouragingly, the health of the labor market, resilient consumer spending, and solid corporate earnings remain generally sound.
When investors feel pessimistic and begin to view their economic futures as uncertain they naturally tend to succumb to stressful market environments by reacting emotionally, often producing suboptimal returns. We urge investors to seek investments based on a sound asset allocation strategy and a long-term perspective and encourage you to speak with your financial professional regularly to ensure that your portfolio maintains the right balance for your goals.
We remain confident in our ability to help investors navigate the markets for years to come.
Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
The following chart provides returns for various market segments for six-month reporting period ended June 30, 2022:
Index
Semi-annual Total Return
(As of June 30, 2022)
Bloomberg Emerging Markets USD Aggregate Bond -17.14%
Bloomberg Municipal Bond -8.98%
Bloomberg U.S. 1-3 Year Government/Credit Bond -3.11%
Bloomberg U.S. 10-20 Year Treasury Bond -18.80%
Bloomberg U.S. Aggregate Bond -10.35%
Bloomberg U.S. Corporate High Yield -14.19%
MSCI EAFE
®
-19.57%
MSCI Emerging Markets
®
-17.63%
MSCI World ex USA -18.42%
Russell 1000
®
Growth -28.07%
Russell 1000
®
Value -12.86%
Russell 2000
®
-23.43%
S&P 500
®
-19.96%
Source: Morningstar

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Fund Overview - 3
Asset Allocation
1
U.S. Treasury Obligations 39.9%
Mortgage-Backed Securities 27.8%
Corporate Bonds 24.4%
Repurchase Agreements 7.2%
Commercial Mortgage-Backed Securities 1.8%
Foreign Government Securities 1.5%
U.S. Government Agency Securities 1.2%
Supranational 1.1%
Municipal Bonds 0.7%
Asset-Backed Securities 0.2%
Liabilities in excess of other assets
§
(5.8)%
100.0%
Top Industries
2
Banks 4.4%
Capital Markets 1.6%
Oil, Gas & Consumable Fuels 1.5%
Electric Utilities 1.4%
Health Care Providers & Services 0.9%
Equity Real Estate Investment Trusts (REITs) 0.8%
Pharmaceuticals 0.8%
Consumer Finance 0.8%
Diversified Telecommunication Services 0.7%
Media 0.6%
Other Industries
#
86.5%
100.0%
Top Holdings
2
U.S. Treasury Notes, 2.38%, 8/15/2024 1.1%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.50%, 7/25/2052 0.9%
U.S. Treasury Notes, 0.88%, 1/31/2024 0.9%
U.S. Treasury Notes, 2.00%, 2/15/2025 0.8%
U.S. Treasury Notes, 1.50%, 10/31/2024 0.6%
U.S. Treasury Notes, 0.38%, 11/30/2025 0.6%
U.S. Treasury Notes, 1.13%, 10/31/2026 0.6%
U.S. Treasury Notes, 0.25%, 7/31/2025 0.6%
U.S. Treasury Notes, 1.50%, 9/30/2024 0.6%
FNMA/FHLMC UMBS, 30 Year, Single Family,
3.00%, 7/25/2052 0.5%
Other Holdings
#
92.8%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

4 - Fund Overview - June 30, 2022 (Unaudited) - NVIT International Index Fund
Asset Allocation
1
Common Stocks 98.5%
Repurchase Agreements 1.7%
Futures Contracts
†
(0.0)%
Liabilities in excess of other assets (0.2)%
100.0%
Top Industries
2
Pharmaceuticals 9.8%
Banks 8.7%
Insurance 5.1%
Oil, Gas & Consumable Fuels 4.6%
Food Products 3.5%
Metals & Mining 3.4%
Chemicals 3.1%
Automobiles 3.1%
Textiles, Apparel & Luxury Goods 3.0%
Capital Markets 2.8%
Other Industries
#
52.9%
100.0%
Top Holdings
2
Nestle SA (Registered) 2.4%
Roche Holding AG 1.7%
AstraZeneca plc 1.5%
Shell plc 1.4%
ASML Holding NV 1.4%
Novo Nordisk A/S Class B 1.3%
Novartis AG (Registered) 1.3%
LVMH Moet Hennessy Louis Vuitton SE 1.2%
Toyota Motor Corp. 1.2%
AIA Group Ltd. 1.0%
Other Holdings
#
85.6%
100.0%
Top Countries
2
Japan 21.8%
United Kingdom 12.0%
France 10.2%
Australia 8.5%
Germany 7.5%
United States 6.2%
Switzerland 6.0%
Netherlands 5.2%
Sweden 3.1%
Hong Kong 3.0%
Other Countries
#
16.5%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

NVIT Mid Cap Index Fund - June 30, 2022 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Common Stocks 98.7%
Repurchase Agreements 2.9%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (1.6)%
100.0%
Top Industries
2
Equity Real Estate Investment Trusts (REITs) 8.6%
Banks 6.8%
Insurance 4.4%
Machinery 4.1%
Oil, Gas & Consumable Fuels 3.3%
Software 3.3%
Health Care Equipment & Supplies 3.3%
Electronic Equipment, Instruments & Components 3.2%
Semiconductors & Semiconductor Equipment 3.2%
Metals & Mining 2.8%
Other Industries
#
57.0%
100.0%
Top Holdings
2
Targa Resources Corp. 0.7%
Carlisle Cos., Inc. 0.6%
Steel Dynamics, Inc. 0.6%
First Horizon Corp. 0.6%
Alleghany Corp. 0.6%
Service Corp. International 0.6%
United Therapeutics Corp. 0.5%
Essential Utilities, Inc. 0.5%
Reliance Steel & Aluminum Co. 0.5%
Fair Isaac Corp. 0.5%
Other Holdings
#
94.3%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

6 - Fund Overview - June 30, 2022 (Unaudited) - NVIT S&P 500 Index Fund
Asset Allocation
1
Common Stocks 98.8%
Repurchase Agreements 0.1%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 1.1%
100.0%
Top Industries
2
Software 9.0%
Technology Hardware, Storage & Peripherals 6.9%
Interactive Media & Services 5.2%
Semiconductors & Semiconductor Equipment 5.2%
Pharmaceuticals 4.8%
IT Services 4.4%
Oil, Gas & Consumable Fuels 4.0%
Banks 3.7%
Health Care Providers & Services 3.5%
Internet & Direct Marketing Retail 3.0%
Other Industries
#
50.3%
100.0%
Top Holdings
2
Apple, Inc. 6.6%
Microsoft Corp. 6.0%
Amazon.com, Inc. 2.9%
Alphabet, Inc., Class A 2.1%
Alphabet, Inc., Class C 1.9%
Tesla, Inc. 1.8%
Berkshire Hathaway, Inc., Class B 1.5%
UnitedHealth Group, Inc. 1.5%
Johnson & Johnson 1.5%
NVIDIA Corp. 1.2%
Other Holdings
#
73.0%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings , the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

NVIT Small Cap Index Fund - June 30, 2022 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Common Stocks 99.1%
Repurchase Agreements 8.4%
Rights
†
0.0%
Futures Contracts
†
0.0%
Liabilities in excess of other assets
§
(7.5)%
100.0%
Top Industries
2
Banks 8.8%
Biotechnology 6.6%
Equity Real Estate Investment Trusts (REITs) 6.1%
Software 4.9%
Oil, Gas & Consumable Fuels 3.7%
Machinery 3.5%
Health Care Equipment & Supplies 3.4%
Health Care Providers & Services 2.7%
Semiconductors & Semiconductor Equipment 2.6%
Electronic Equipment, Instruments & Components 2.1%
Other Industries
#
55.6%
100.0%
Top Holdings
2
Biohaven Pharmaceutical Holding Co. Ltd. 0.4%
Shockwave Medical, Inc. 0.3%
Chart Industries, Inc. 0.2%
Halozyme Therapeutics, Inc. 0.2%
Sailpoint Technologies Holdings, Inc. 0.2%
SouthState Corp. 0.2%
Southwest Gas Holdings, Inc. 0.2%
STAG Industrial, Inc. 0.2%
Agree Realty Corp. 0.2%
Glacier Bancorp, Inc. 0.2%
Other Holdings
#
97.7%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

8 - Shareholder Expense Example - June 30, 2022 (Unaudited) - Index Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2022) and continued to hold your shares at the end of the reporting period (June 30, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January
1, 2022 through June 30, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2022 through June 30, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/22
Ending Account
Value($) 6/30/22
Expenses Paid
During Period ($)
1/1/22 - 6/30/22
Expense Ratio
During Period (%)
1/1/22 - 6/30/22
(a)
NVIT Bond Index Fund
Class I Shares
Actual
(b)
1,000.00 896.20 1.79 0.38
Hypothetical
(b)(c)
1,000.00 1,022.91 1.91 0.38
Class Y Shares
Actual
(b)
1,000.00 897.30 1.08 0.23
Hypothetical
(b)(c)
1,000.00 1,023.65 1.15 0.23
NVIT International Index Fund
Class I Shares
Actual
(b)
1,000.00 808.00 2.02 0.45
Hypothetical
(b)(c)
1,000.00 1,022.56 2.26 0.45
Class II Shares
Actual
(b)
1,000.00 807.70 3.00 0.67
Hypothetical
(b)(c)
1,000.00 1,021.47 3.36 0.67
Class VIII Shares
Actual
(b)
1,000.00 807.40 3.59 0.80
Hypothetical
(b)(c)
1,000.00 1,020.83 4.01 0.80
Class Y Shares
Actual
(b)
1,000.00 809.30 1.30 0.29
Hypothetical
(b)(c)
1,000.00 1,023.36 1.45 0.29

Index Funds - June 30, 2022 (Unaudited) - Shareholder Expense Example - 9
Beginning Account
Value($) 1/1/22
Ending Account
Value($) 6/30/22
Expenses Paid
During Period ($)
1/1/22 - 6/30/22
Expense Ratio
During Period (%)
1/1/22 - 6/30/22
(a)
NVIT Mid Cap Index Fund
Class I Shares
Actual
(b)
1,000.00 802.70 1.83 0.41
Hypothetical
(b)(c)
1,000.00 1,022.76 2.06 0.41
Class II Shares
Actual
(b)
1,000.00 802.30 2.73 0.61
Hypothetical
(b)(c)
1,000.00 1,021.77 3.06 0.61
Class Y Shares
Actual
(b)
1,000.00 803.40 1.16 0.26
Hypothetical
(b)(c)
1,000.00 1,023.51 1.30 0.26
NVIT S&P 500 Index Fund
Class I Shares
Actual
(b)
1,000.00 799.60 1.20 0.27
Hypothetical
(b)(c)
1,000.00 1,023.46 1.35 0.27
Class II Shares
Actual
(b)
1,000.00 798.50 2.32 0.52
Hypothetical
(b)(c)
1,000.00 1,022.22 2.61 0.52
Class IV Shares
Actual
(b)
1,000.00 799.40 1.29 0.29
Hypothetical
(b)(c)
1,000.00 1,023.36 1.45 0.29
Class Y Shares
Actual
(b)
1,000.00 800.00 0.85 0.19
Hypothetical
(b)(c)
1,000.00 1,023.85 0.95 0.19
NVIT Small Cap Index Fund
Class II Shares
Actual
(b)
1,000.00 763.10 2.67 0.61
Hypothetical
(b)(c)
1,000.00 1,021.77 3.06 0.61
Class Y Shares
Actual
(b)
1,000.00 764.80 1.23 0.28
Hypothetical
(b)(c)
1,000.00 1,023.41 1.40 0.28
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2022 through June 30, 2022 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

10 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Asset-Backed Securities 0.2%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust
Series 2012-1, Class A,
4.15%, 4/11/2024 194,961 191,331
Series 2013-1, Class A,
4.30%, 8/15/2025 314,017 300,159
Series 2020-1, Class A,
5.88%, 10/15/2027 304,863 299,525
791,015
Automobiles 0.1%
Carmax Auto Owner Trust
Series 2021-1, Class A3,
0.34%, 12/15/2025 1,120,000 1,091,713
Series 2021-1, Class A4,
0.53%, 10/15/2026 510,000 476,212
World Omni Select Auto Trust,
Series 2020-A, Class A3,
0.55%, 7/15/2025 937,036 929,457
2,497,382
Credit Card 0.1%
American Express Credit
Account Master Trust,
Series 2022-2, Class A,
3.39%, 5/15/2027 1,500,000 1,496,793
BA Credit Card Trust, Series
2021-A1, Class A1, 0.44%,
9/15/2026 100,000 94,966
1,591,759
Electric Utilities 0.0%
†
Evergy Metro, Inc., 3.65%,
8/15/2025 500,000 494,676
Total Asset-Backed Securities
(cost $5,477,996)
5,374,832
Commercial Mortgage-Backed Securities 1.8%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 1,375,000 1,341,760
Benchmark Mortgage Trust
Series 2018-B4, Class A2,
3.98%, 7/15/2051 426,851 425,095
Series 2018-B4, Class A5,
4.12%, 7/15/2051(a) 1,000,000 991,212
Series 2019-B11, Class A4,
3.28%, 5/15/2052 3,000,000 2,810,587
Series 2021-B25, Class A5,
2.58%, 4/15/2054 1,500,000 1,311,927
Citigroup Commercial
Mortgage Trust
Series 2014-GC25, Class
AS, 4.02%, 10/10/2047 1,500,000 1,480,038
Series 2016-P5, Class A4,
2.94%, 10/10/2049 600,000 570,833
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2017-P7, Class A4,
3.71%, 4/14/2050 1,500,000 1,467,103
Series 2019-GC43, Class
A4, 3.04%, 11/10/2052 2,940,000 2,707,484
Commercial Mortgage Trust
Series 2014-UBS2, Class
A5, 3.96%, 3/10/2047 1,500,000 1,491,368
Series 2014-UBS3, Class
A4, 3.82%, 6/10/2047 1,500,000 1,488,247
Series 2015-DC1, Class A5,
3.35%, 2/10/2048 1,000,000 977,487
Series 2015-PC1, Class A5,
3.90%, 7/10/2050 1,000,000 988,325
CSAIL Commercial Mortgage
Trust, Series 2018-
CX11, Class A5, 4.03%,
4/15/2051(a) 1,250,000 1,224,330
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K024, Class A2,
2.57%, 9/25/2022 79,083 79,053
Series K026, Class A2,
2.51%, 11/25/2022 831,590 830,761
Series K037, Class A2,
3.49%, 1/25/2024 800,000 801,601
Series K069, Class A2,
3.19%, 9/25/2027(a) 2,500,000 2,462,268
Series K115, Class A2,
1.38%, 6/25/2030 960,000 814,320
Series K121, Class A2,
1.55%, 10/25/2030 2,000,000 1,706,349
Series K-1510, Class A3,
3.79%, 1/25/2034 2,500,000 2,464,484
FNMA ACES REMICS, Series
2013-M6, Class 1AC,
3.46%, 2/25/2043(a) 124,043 122,724
GS Mortgage Securities Trust,
Series 2015-GC30, Class
A4, 3.38%, 5/10/2050 1,500,000 1,472,146
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2013-C10, Class A5,
4.21%, 7/15/2046(a) 500,000 497,195
Series 2015-C24, Class A4,
3.73%, 5/15/2048 1,000,000 983,253
Morgan Stanley Capital I Trust
Series 2019-H6, Class A4,
3.42%, 6/15/2052 1,180,000 1,106,929
Series 2021-L7, Class A5,
2.57%, 10/15/2054 3,000,000 2,579,864
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class A4,
3.54%, 5/15/2048 1,500,000 1,469,951

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 11
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2017-C40, Class A4,
3.58%, 10/15/2050 1,500,000 1,449,323
Total Commercial Mortgage-Backed
Securities
(cost $41,215,250) 38,116,017
Corporate Bonds 24.4%
Aerospace & Defense 0.5%
Boeing Co. (The) ,
1.43%, 2/4/2024 250,000 238,807
4.88%, 5/1/2025 300,000 298,893
2.20%, 2/4/2026 550,000 495,751
2.25%, 6/15/2026(b) 500,000 446,861
5.04%, 5/1/2027 500,000 493,884
3.20%, 3/1/2029(b) 500,000 432,642
2.95%, 2/1/2030(b) 85,000 70,729
5.15%, 5/1/2030 800,000 767,903
3.25%, 2/1/2035 100,000 75,666
5.71%, 5/1/2040 500,000 466,383
3.75%, 2/1/2050 200,000 141,127
5.81%, 5/1/2050 500,000 459,236
5.93%, 5/1/2060 160,000 145,667
General Dynamics Corp. ,
1.15%, 6/1/2026 45,000 40,842
2.63%, 11/15/2027 300,000 279,198
3.63%, 4/1/2030(b) 200,000 193,881
2.25%, 6/1/2031(b) 30,000 26,096
2.85%, 6/1/2041 50,000 38,830
4.25%, 4/1/2050(b) 200,000 192,303
Huntington Ingalls Industries,
Inc. ,
3.48%, 12/1/2027(b) 200,000 187,006
L3Harris Technologies, Inc. ,
3.95%, 5/28/2024 257,000 258,160
2.90%, 12/15/2029(b) 100,000 88,629
1.80%, 1/15/2031 185,000 147,635
4.85%, 4/27/2035 90,000 88,521
Leidos, Inc. ,
3.63%, 5/15/2025(b) 100,000 97,887
Lockheed Martin Corp. ,
3.55%, 1/15/2026(b) 126,000 126,228
3.90%, 6/15/2032(b) 50,000 49,340
3.60%, 3/1/2035 110,000 101,760
4.07%, 12/15/2042 393,000 364,880
4.70%, 5/15/2046(b) 250,000 252,366
4.15%, 6/15/2053 100,000 93,275
4.30%, 6/15/2062(b) 100,000 93,860
Northrop Grumman Corp. ,
2.93%, 1/15/2025 500,000 488,976
4.75%, 6/1/2043 250,000 239,573
4.03%, 10/15/2047 400,000 355,184
Raytheon Technologies Corp. ,
3.95%, 8/16/2025 200,000 200,419
1.90%, 9/1/2031(b) 50,000 40,969
2.38%, 3/15/2032 185,000 156,556
4.70%, 12/15/2041 50,000 47,952
4.50%, 6/1/2042 700,000 667,519
3.75%, 11/1/2046 100,000 84,694
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Raytheon Technologies Corp.,
4.63%, 11/16/2048 400,000 390,436
3.03%, 3/15/2052 195,000 145,207
Textron, Inc. ,
4.30%, 3/1/2024 250,000 251,430
10,323,161
Air Freight & Logistics 0.1%
FedEx Corp. ,
3.10%, 8/5/2029(b) 100,000 91,140
3.90%, 2/1/2035 380,000 338,482
4.55%, 4/1/2046 500,000 448,733
5.25%, 5/15/2050(b) 200,000 199,135
United Parcel Service, Inc. ,
3.05%, 11/15/2027(b) 100,000 97,407
6.20%, 1/15/2038 295,000 344,114
3.40%, 9/1/2049(b) 320,000 268,753
5.30%, 4/1/2050 150,000 164,840
1,952,604
Airlines 0.0%
†
American Airlines Pass-
Through Trust ,
Series 2021-1, Class A,
2.88%, 7/11/2034 300,000 255,392
Southwest Airlines Co. ,
5.13%, 6/15/2027(b) 275,000 277,543
2.63%, 2/10/2030 400,000 337,867
870,802
Auto Components 0.0%
†
Aptiv plc ,
3.25%, 3/1/2032(b) 110,000 93,455
5.40%, 3/15/2049(b) 150,000 136,077
3.10%, 12/1/2051 50,000 32,247
4.15%, 5/1/2052 100,000 75,571
BorgWarner, Inc. ,
3.38%, 3/15/2025(b) 135,000 132,168
2.65%, 7/1/2027(b) 55,000 49,961
Lear Corp. ,
2.60%, 1/15/2032 50,000 39,005
5.25%, 5/15/2049 150,000 129,990
688,474
Automobiles 0.1%
Daimler Finance North
America LLC ,
8.50%, 1/18/2031 250,000 316,316
General Motors Co. ,
6.13%, 10/1/2025 400,000 413,495
4.20%, 10/1/2027(b) 250,000 237,194
6.80%, 10/1/2027 100,000 105,286
5.15%, 4/1/2038 250,000 218,008
5.20%, 4/1/2045 250,000 209,987
5.40%, 4/1/2048 200,000 173,981
Honda Motor Co. Ltd. ,
2.97%, 3/10/2032 100,000 89,491
1,763,758

12 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks 4.6%
Banco Santander SA ,
2.75%, 5/28/2025 200,000 189,378
5.18%, 11/19/2025 200,000 199,906
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.72%, 9/14/2027(c) 200,000 173,595
3.80%, 2/23/2028 600,000 561,261
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.00%),
4.17%, 3/24/2028(c) 200,000 190,836
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
3.22%, 11/22/2032(c) 400,000 316,361
Bank of America Corp. ,
4.10%, 7/24/2023(b) 250,000 252,397
4.00%, 4/1/2024 350,000 352,402
(ICE LIBOR USD 3
Month + 0.94%), 3.86%,
7/23/2024(c) 400,000 398,243
(SOFR + 0.74%), 0.81%,
10/24/2024(c) 300,000 285,915
(SOFR + 0.67%), 1.84%,
2/4/2025(c) 85,000 81,937
Series L, 3.95%, 4/21/2025 310,000 305,754
(SOFR + 0.69%), 0.98%,
4/22/2025(c) 300,000 282,171
(SOFR + 1.11%), 3.84%,
4/25/2025(c) 280,000 278,578
3.88%, 8/1/2025(b) 250,000 248,914
(SOFR + 0.65%), 1.53%,
12/6/2025(c) 400,000 372,178
(ICE LIBOR USD 3
Month + 0.64%), 2.01%,
2/13/2026(c) 300,000 281,169
4.45%, 3/3/2026 125,000 124,396
3.38%, 4/2/2026 400,000 387,722
3.50%, 4/19/2026 290,000 282,532
1.32%, 6/19/2026(b) 500,000 454,520
4.25%, 10/22/2026 435,000 428,870
(SOFR + 1.01%), 1.20%,
10/24/2026(c) 200,000 178,962
(ICE LIBOR USD 3
Month + 1.06%), 3.56%,
4/23/2027(b)(c) 700,000 670,083
(SOFR + 0.96%), 1.73%,
7/22/2027(c) 850,000 755,562
(ICE LIBOR USD 3
Month + 1.58%), 3.82%,
1/20/2028(c) 500,000 479,441
(SOFR + 1.05%), 2.55%,
2/4/2028(c) 280,000 254,651
(SOFR + 1.58%), 4.38%,
4/27/2028(b)(c) 260,000 255,962
3.42%, 12/20/2028 1,000,000 931,258
(SOFR + 1.06%), 2.09%,
6/14/2029(c) 100,000 85,638
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(ICE LIBOR USD 3
Month + 1.19%), 2.88%,
10/22/2030(c) 200,000 174,651
(ICE LIBOR USD 3
Month + 0.99%), 2.50%,
2/13/2031(c) 200,000 169,025
(SOFR + 2.15%), 2.59%,
4/29/2031(c) 600,000 508,886
(SOFR + 1.37%), 1.92%,
10/24/2031(c) 400,000 319,515
(SOFR + 1.32%), 2.69%,
4/22/2032(c) 630,000 528,896
(SOFR + 1.22%), 2.30%,
7/21/2032(c) 100,000 80,810
(SOFR + 1.21%), 2.57%,
10/20/2032(c) 280,000 230,947
(SOFR + 1.33%), 2.97%,
2/4/2033(c) 350,000 298,173
(SOFR + 1.83%), 4.57%,
4/27/2033(c) 290,000 282,231
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(c) 300,000 232,678
(ICE LIBOR USD 3
Month + 1.81%), 4.24%,
4/24/2038(c) 250,000 229,029
7.75%, 5/14/2038(b) 200,000 246,423
(SOFR + 1.93%), 2.68%,
6/19/2041(c) 700,000 503,663
5.88%, 2/7/2042 250,000 269,844
(SOFR + 1.58%), 3.31%,
4/22/2042(c) 300,000 235,233
5.00%, 1/21/2044 350,000 343,785
(ICE LIBOR USD 3
Month + 1.99%), 4.44%,
1/20/2048(c) 300,000 274,241
(ICE LIBOR USD 3
Month + 1.52%), 4.33%,
3/15/2050(c) 300,000 269,417
(ICE LIBOR USD 3
Month + 3.15%), 4.08%,
3/20/2051(c) 600,000 517,115
(SOFR + 1.88%), 2.83%,
10/24/2051(c) 60,000 41,087
(SOFR + 1.56%), 2.97%,
7/21/2052(b)(c) 50,000 35,499
Bank of Montreal ,
2.15%, 3/8/2024 100,000 97,793
0.63%, 7/9/2024(b) 300,000 282,185
1.85%, 5/1/2025(b) 500,000 472,986
1.25%, 9/15/2026(b) 300,000 265,757
2.65%, 3/8/2027 100,000 92,624
Bank of Nova Scotia (The) ,
0.65%, 7/31/2024(b) 80,000 74,995
1.45%, 1/10/2025(b) 50,000 47,318
3.45%, 4/11/2025(b) 90,000 88,812
1.05%, 3/2/2026(b) 250,000 223,782

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of Nova Scotia (The),
1.35%, 6/24/2026(b) 300,000 268,314
1.30%, 9/15/2026 200,000 177,596
1.95%, 2/2/2027(b) 50,000 45,102
2.15%, 8/1/2031(b) 300,000 244,975
2.45%, 2/2/2032 50,000 41,550
Barclays plc ,
5.20%, 5/12/2026 500,000 497,866
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.05%),
2.28%, 11/24/2027(b)(c) 400,000 354,605
4.34%, 1/10/2028 800,000 764,497
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(c) 400,000 393,118
(ICE LIBOR USD 3
Month + 3.05%), 5.09%,
6/20/2030(c) 200,000 188,779
5.25%, 8/17/2045(b) 205,000 197,260
4.95%, 1/10/2047 200,000 188,326
Canadian Imperial Bank of
Commerce ,
0.50%, 12/14/2023(b) 200,000 191,594
1.00%, 10/18/2024(b) 200,000 186,636
1.25%, 6/22/2026(b) 200,000 177,579
Citigroup, Inc. ,
3.88%, 10/25/2023 750,000 757,687
3.75%, 6/16/2024(b) 500,000 501,921
3.30%, 4/27/2025(b) 560,000 549,278
(SOFR + 1.37%), 4.14%,
5/24/2025(c) 105,000 104,571
(SOFR + 0.69%), 2.01%,
1/25/2026(c) 145,000 135,837
4.60%, 3/9/2026 350,000 350,443
(SOFR + 1.53%), 3.29%,
3/17/2026(c) 90,000 87,011
(SOFR + 2.84%), 3.11%,
4/8/2026(c) 400,000 383,982
3.40%, 5/1/2026 500,000 482,937
4.30%, 11/20/2026 500,000 492,798
(SOFR + 0.77%), 1.46%,
6/9/2027(c) 285,000 251,966
4.45%, 9/29/2027 500,000 489,666
(ICE LIBOR USD 3
Month + 1.56%), 3.89%,
1/10/2028(c) 500,000 480,727
(SOFR + 1.28%), 3.07%,
2/24/2028(c) 400,000 371,076
(SOFR + 1.89%), 4.66%,
5/24/2028(c) 70,000 69,461
(ICE LIBOR USD 3
Month + 1.15%), 3.52%,
10/27/2028(b)(c) 700,000 654,032
(ICE LIBOR USD 3
Month + 1.34%), 3.98%,
3/20/2030(c) 500,000 467,631
(SOFR + 1.42%), 2.98%,
11/5/2030(c) 200,000 174,562
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(SOFR + 1.15%), 2.67%,
1/29/2031(c) 100,000 84,909
(SOFR + 3.91%), 4.41%,
3/31/2031(c) 700,000 668,548
(SOFR + 2.11%), 2.57%,
6/3/2031(c) 300,000 252,177
(SOFR + 1.17%), 2.56%,
5/1/2032(c) 245,000 201,724
6.63%, 6/15/2032(b) 333,000 364,149
(SOFR + 1.35%), 3.06%,
1/25/2033(c) 200,000 169,531
(SOFR + 1.94%), 3.79%,
3/17/2033(c) 90,000 81,089
(SOFR + 2.09%), 4.91%,
5/24/2033(c) 35,000 34,535
8.13%, 7/15/2039 350,000 455,303
(SOFR + 4.55%), 5.32%,
3/26/2041(c) 300,000 301,346
6.68%, 9/13/2043 150,000 168,241
4.65%, 7/23/2048(b) 200,000 186,176
Citizens Financial Group, Inc. ,
2.50%, 2/6/2030 170,000 143,354
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(c) 40,000 39,478
Comerica, Inc. ,
4.00%, 2/1/2029(b) 250,000 242,443
Cooperatieve Rabobank UA ,
1.38%, 1/10/2025 250,000 235,175
3.38%, 5/21/2025 250,000 246,001
5.25%, 5/24/2041(b) 175,000 188,853
5.25%, 8/4/2045(b) 250,000 245,531
Discover Bank ,
4.20%, 8/8/2023 500,000 501,725
2.45%, 9/12/2024 300,000 288,514
2.70%, 2/6/2030 310,000 258,876
Fifth Third Bancorp ,
3.65%, 1/25/2024(b) 500,000 497,884
(SOFR + 1.36%), 4.06%,
4/25/2028(c) 40,000 39,000
(SOFR + 1.66%), 4.34%,
4/25/2033(c) 40,000 38,038
Fifth Third Bank NA ,
3.95%, 7/28/2025 200,000 200,314
3.85%, 3/15/2026 300,000 294,345
2.25%, 2/1/2027(b) 295,000 271,832
HSBC Holdings plc ,
4.25%, 3/14/2024 500,000 497,621
(SOFR + 1.43%), 3.00%,
3/10/2026(c) 200,000 190,368
(SOFR + 1.54%), 1.64%,
4/18/2026(c) 1,200,000 1,099,308
(SOFR + 1.10%), 2.25%,
11/22/2027(b)(c) 200,000 178,193
(SOFR + 2.11%), 4.75%,
6/9/2028(c) 200,000 194,423

14 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc,
(SOFR + 1.29%), 2.21%,
8/17/2029(c) 200,000 167,985
4.95%, 3/31/2030 200,000 197,593
(SOFR + 1.19%), 2.80%,
5/24/2032(b)(c) 220,000 180,659
(SOFR + 2.53%), 4.76%,
3/29/2033(b)(c) 200,000 184,474
6.50%, 5/2/2036(b) 400,000 425,613
6.50%, 9/15/2037(b) 600,000 640,163
6.80%, 6/1/2038 200,000 215,815
5.25%, 3/14/2044 250,000 231,071
HSBC USA, Inc. ,
3.75%, 5/24/2024 200,000 198,824
3.50%, 6/23/2024(b) 500,000 496,783
Huntington Bancshares, Inc. ,
(SOFR + 2.05%), 5.02%,
5/17/2033(c) 85,000 84,720
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
2.49%, 8/15/2036(c) 250,000 195,666
Huntington National Bank
(The) ,
(United States SOFR
Compounded Index
+ 1.65%), 4.55%,
5/17/2028(c) 250,000 248,256
ING Groep NV ,
4.10%, 10/2/2023(b) 500,000 501,332
4.55%, 10/2/2028(b) 200,000 194,696
JPMorgan Chase & Co. ,
3.88%, 9/10/2024(b) 1,000,000 998,036
3.13%, 1/23/2025(b) 500,000 492,669
(SOFR + 0.54%), 0.82%,
6/1/2025(c) 190,000 177,556
3.85%, 6/14/2025 200,000 198,029
(CME Term SOFR 3
Month + 0.58%), 0.97%,
6/23/2025(c) 400,000 373,920
(SOFR + 0.49%), 0.77%,
8/9/2025(c) 500,000 463,734
(SOFR + 1.16%), 2.30%,
10/15/2025(c) 250,000 238,051
(SOFR + 0.61%), 1.56%,
12/10/2025(b)(c) 200,000 186,845
(SOFR + 0.92%), 2.59%,
2/24/2026(c) 90,000 85,540
(CME Term SOFR 3
Month + 1.59%), 2.00%,
3/13/2026(c) 300,000 280,933
3.30%, 4/1/2026(b) 500,000 485,439
(SOFR + 1.32%), 4.08%,
4/26/2026(b)(c) 355,000 350,572
2.95%, 10/1/2026(b) 1,000,000 951,541
8.00%, 4/29/2027 290,000 330,147
(SOFR + 0.77%), 1.47%,
9/22/2027(c) 200,000 175,412
4.25%, 10/1/2027(b) 500,000 495,314
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 1.17%), 2.95%,
2/24/2028(b)(c) 85,000 78,752
(SOFR + 1.56%), 4.32%,
4/26/2028(c) 360,000 354,069
(ICE LIBOR USD 3 Month +
1.38%), 3.54%, 5/1/2028(c) 500,000 474,051
(ICE LIBOR USD 3
Month + 1.12%), 4.01%,
4/23/2029(c) 600,000 575,081
(SOFR + 1.02%), 2.07%,
6/1/2029(c) 500,000 430,013
(SOFR + 1.75%), 4.57%,
6/14/2030(c) 200,000 196,351
2.52%, 4/22/2031 400,000 340,687
(SOFR + 1.25%), 2.58%,
4/22/2032(c) 75,000 63,105
(SOFR + 1.18%), 2.54%,
11/8/2032(c) 510,000 423,728
(SOFR + 1.26%), 2.96%,
1/25/2033(c) 130,000 111,587
(SOFR + 1.80%), 4.59%,
4/26/2033(c) 35,000 34,378
5.60%, 7/15/2041(b) 400,000 417,581
5.40%, 1/6/2042 500,000 510,422
4.85%, 2/1/2044 500,000 479,007
(ICE LIBOR USD 3
Month + 1.58%), 4.26%,
2/22/2048(c) 750,000 668,772
(ICE LIBOR USD 3
Month + 1.38%), 3.96%,
11/15/2048(c) 250,000 211,824
(SOFR + 2.44%), 3.11%,
4/22/2051(c) 600,000 439,749
(SOFR + 1.58%), 3.33%,
4/22/2052(c) 200,000 152,038
KeyBank NA ,
6.95%, 2/1/2028 225,000 246,465
KeyCorp ,
2.25%, 4/6/2027 50,000 45,015
(United States SOFR
Compounded Index +
2.06%), 4.79%, 6/1/2033(c) 105,000 103,594
Korea Development Bank
(The) ,
3.00%, 1/13/2026 500,000 491,705
Kreditanstalt fuer
Wiederaufbau ,
2.63%, 2/28/2024 2,500,000 2,483,034
0.63%, 1/22/2026 850,000 779,536
2.88%, 4/3/2028(b) 1,000,000 984,270
0.00%, 6/29/2037(d) 750,000 446,238
Landwirtschaftliche
Rentenbank ,
1.75%, 7/27/2026(b) 1,000,000 947,503
Lloyds Banking Group plc ,
4.50%, 11/4/2024(b) 205,000 204,495
4.58%, 12/10/2025 350,000 343,165
4.65%, 3/24/2026 500,000 489,869

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Lloyds Banking Group plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.80%),
3.75%, 3/18/2028(c) 200,000 190,335
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(c) 1,000,000 935,670
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.50%),
3.37%, 12/14/2046(c) 300,000 212,755
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.55%),
0.95%, 7/19/2025(c) 200,000 186,626
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.45%),
0.96%, 10/11/2025(c) 200,000 185,257
3.85%, 3/1/2026 750,000 734,529
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.54%, 7/20/2027(c) 200,000 176,641
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.67%),
1.64%, 10/13/2027(c) 200,000 176,283
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
2.34%, 1/19/2028(c) 200,000 180,271
3.74%, 3/7/2029 600,000 568,702
3.20%, 7/18/2029 500,000 451,082
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.85%, 1/19/2033(c) 200,000 169,280
Mizuho Financial Group, Inc. ,
(SOFR + 1.25%), 1.24%,
7/10/2024(c) 200,000 194,427
(SOFR + 1.36%), 2.55%,
9/13/2025(c) 455,000 435,893
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.55%, 7/9/2027(c) 200,000 175,916
3.17%, 9/11/2027(b) 250,000 233,211
(SOFR + 1.77%), 2.20%,
7/10/2031(b)(c) 400,000 324,547
2.56%, 9/13/2031 200,000 159,587
National Australia Bank Ltd. ,
2.50%, 7/12/2026 750,000 706,757
National Bank of Canada ,
0.75%, 8/6/2024 250,000 233,108
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
NatWest Group plc ,
3.88%, 9/12/2023 365,000 363,797
4.80%, 4/5/2026 500,000 498,088
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.64%, 6/14/2027(c) 200,000 175,350
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.55%),
3.07%, 5/22/2028(c) 200,000 181,810
(ICE LIBOR USD 3
Month + 1.91%), 5.08%,
1/27/2030(c) 500,000 489,364
Oesterreichische Kontrollbank
AG ,
1.50%, 2/12/2025 1,000,000 960,265
PNC Bank NA ,
3.80%, 7/25/2023 500,000 501,358
2.95%, 2/23/2025 500,000 487,172
3.88%, 4/10/2025 500,000 495,769
PNC Financial Services
Group, Inc. (The) ,
1.15%, 8/13/2026(b) 100,000 89,349
2.55%, 1/22/2030 500,000 434,864
(SOFR + 0.98%), 2.31%,
4/23/2032(b)(c) 200,000 167,100
Regions Financial Corp. ,
2.25%, 5/18/2025(b) 400,000 381,605
1.80%, 8/12/2028 200,000 170,241
Royal Bank of Canada ,
2.55%, 7/16/2024(b) 350,000 341,744
0.65%, 7/29/2024(b) 400,000 375,848
0.75%, 10/7/2024 300,000 280,140
2.25%, 11/1/2024(b) 500,000 482,600
3.38%, 4/14/2025(b) 40,000 39,470
1.20%, 4/27/2026(b) 100,000 89,835
1.15%, 7/14/2026(b) 200,000 178,486
1.40%, 11/2/2026 300,000 266,268
2.05%, 1/21/2027 200,000 182,841
3.63%, 5/4/2027(b) 40,000 38,772
2.30%, 11/3/2031 200,000 166,732
3.88%, 5/4/2032(b) 40,000 38,154
Santander Holdings USA, Inc. ,
3.50%, 6/7/2024(b) 500,000 491,300
3.24%, 10/5/2026(b) 300,000 281,333
(SOFR + 1.25%), 2.49%,
1/6/2028(c) 125,000 110,324
Santander UK Group Holdings
plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.25%),
1.53%, 8/21/2026(c) 500,000 447,816
(SOFR + 1.22%), 2.47%,
1/11/2028(b)(c) 200,000 176,716
Santander UK plc ,
4.00%, 3/13/2024 500,000 500,806

16 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Sumitomo Mitsui Financial
Group, Inc. ,
2.45%, 9/27/2024 500,000 481,531
3.78%, 3/9/2026(b) 450,000 441,120
2.63%, 7/14/2026 750,000 700,259
1.40%, 9/17/2026 200,000 176,558
3.35%, 10/18/2027(b) 500,000 472,452
1.90%, 9/17/2028 200,000 169,530
3.20%, 9/17/2029 500,000 443,336
2.22%, 9/17/2031 200,000 161,674
2.93%, 9/17/2041 300,000 218,349
SVB Financial Group ,
1.80%, 10/28/2026(b) 300,000 267,943
(United States SOFR
Compounded Index
+ 1.71%), 4.34%,
4/29/2028(b)(c) 140,000 136,501
(United States SOFR
Compounded Index
+ 1.97%), 4.57%,
4/29/2033(b)(c) 140,000 131,385
Toronto-Dominion Bank (The) ,
0.55%, 3/4/2024 250,000 237,921
2.35%, 3/8/2024 100,000 97,928
3.25%, 3/11/2024(b) 500,000 496,618
0.70%, 9/10/2024 100,000 93,863
1.25%, 12/13/2024 200,000 188,717
1.45%, 1/10/2025 100,000 94,556
3.77%, 6/6/2025 100,000 99,432
0.75%, 1/6/2026 200,000 178,740
1.20%, 6/3/2026(b) 200,000 178,885
1.25%, 9/10/2026(b) 100,000 88,773
1.95%, 1/12/2027(b) 100,000 90,459
2.80%, 3/10/2027 100,000 93,564
4.11%, 6/8/2027(b) 100,000 98,887
2.00%, 9/10/2031(b) 100,000 81,209
2.45%, 1/12/2032(b) 100,000 83,558
3.20%, 3/10/2032(b) 100,000 89,252
4.46%, 6/8/2032 55,000 54,386
Truist Bank ,
2.15%, 12/6/2024 400,000 384,754
3.63%, 9/16/2025 250,000 244,757
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.15%),
2.64%, 9/17/2029(c) 250,000 237,737
Truist Financial Corp. ,
2.85%, 10/26/2024(b) 250,000 245,065
4.00%, 5/1/2025(b) 1,000,000 1,001,759
1.13%, 8/3/2027(b) 300,000 256,681
(SOFR + 1.37%), 4.12%,
6/6/2028(c) 65,000 64,018
(SOFR + 0.86%), 1.89%,
6/7/2029(c) 300,000 257,854
US Bancorp ,
(SOFR + 0.73%), 2.22%,
1/27/2028(c) 100,000 91,611
3.90%, 4/26/2028(b) 500,000 494,266
(SOFR + 1.02%), 2.68%,
1/27/2033(c) 100,000 86,049
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
US Bank NA ,
2.80%, 1/27/2025 1,000,000 977,667
Wells Fargo & Co. ,
3.75%, 1/24/2024(b) 1,500,000 1,503,552
3.00%, 2/19/2025(b) 825,000 806,203
3.00%, 4/22/2026 500,000 475,783
(SOFR + 1.32%), 3.91%,
4/25/2026(c) 800,000 786,788
2.19%, 4/30/2026 400,000 374,221
4.30%, 7/22/2027 200,000 197,787
(SOFR + 1.51%), 3.53%,
3/24/2028(c) 200,000 189,430
(SOFR + 1.43%), 2.88%,
10/30/2030(c) 500,000 439,688
(SOFR + 1.50%), 3.35%,
3/2/2033(c) 200,000 177,493
(SOFR + 2.53%), 3.07%,
4/30/2041(c) 600,000 464,649
5.38%, 11/2/2043 250,000 244,873
5.61%, 1/15/2044(b) 388,000 390,464
4.65%, 11/4/2044 300,000 269,813
4.90%, 11/17/2045 300,000 278,055
4.40%, 6/14/2046 350,000 304,646
(SOFR + 4.50%), 5.01%,
4/4/2051(c) 500,000 490,399
(SOFR + 2.13%), 4.61%,
4/25/2053(b)(c) 300,000 277,592
Westpac Banking Corp. ,
1.15%, 6/3/2026 200,000 179,296
3.40%, 1/25/2028 300,000 287,288
1.95%, 11/20/2028(b) 200,000 174,513
2.65%, 1/16/2030(b) 120,000 106,607
2.15%, 6/3/2031(b) 300,000 251,541
4.32%, 11/23/2031(b) 300,000 288,472
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.00%),
4.11%, 7/24/2034(c) 500,000 457,001
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(c) 85,000 68,411
3.13%, 11/18/2041 65,000 47,650
Zions Bancorp NA ,
3.25%, 10/29/2029(b) 250,000 217,548
97,809,412
Beverages 0.5%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026(b) 250,000 245,935
4.70%, 2/1/2036(b) 150,000 143,704
4.90%, 2/1/2046 770,000 723,715
Anheuser-Busch InBev
Finance, Inc. ,
4.63%, 2/1/2044(b) 150,000 134,492
Anheuser-Busch InBev
Worldwide, Inc. ,
4.00%, 4/13/2028(b) 250,000 246,792
4.75%, 1/23/2029 400,000 406,945
4.60%, 4/15/2048 500,000 448,896

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Anheuser-Busch InBev
Worldwide, Inc.,
4.44%, 10/6/2048 581,000 509,572
5.55%, 1/23/2049 900,000 919,189
4.50%, 6/1/2050 500,000 449,488
5.80%, 1/23/2059(b) 150,000 156,013
Coca-Cola Co. (The) ,
1.75%, 9/6/2024(b) 500,000 488,476
2.90%, 5/25/2027(b) 500,000 485,920
3.45%, 3/25/2030(b) 400,000 389,079
2.00%, 3/5/2031 95,000 81,914
2.25%, 1/5/2032(b) 300,000 261,311
2.88%, 5/5/2041 300,000 245,720
2.60%, 6/1/2050 400,000 297,867
3.00%, 3/5/2051(b) 135,000 109,008
Coca-Cola Femsa SAB de CV ,
2.75%, 1/22/2030 150,000 134,004
Constellation Brands, Inc. ,
3.60%, 5/9/2024 40,000 39,851
3.50%, 5/9/2027(b) 500,000 479,985
2.88%, 5/1/2030 500,000 434,951
2.25%, 8/1/2031 405,000 328,454
Diageo Capital plc ,
2.38%, 10/24/2029 210,000 186,433
Diageo Investment Corp. ,
7.45%, 4/15/2035(b) 250,000 317,534
Fomento Economico
Mexicano SAB de CV ,
3.50%, 1/16/2050 200,000 156,028
Keurig Dr Pepper, Inc. ,
3.95%, 4/15/2029(b) 50,000 47,700
4.05%, 4/15/2032 50,000 46,782
4.50%, 4/15/2052(b) 250,000 220,373
Molson Coors Beverage Co. ,
3.00%, 7/15/2026(b) 190,000 178,458
5.00%, 5/1/2042 250,000 231,109
PepsiCo, Inc. ,
0.40%, 10/7/2023(b) 35,000 33,952
2.25%, 3/19/2025(b) 300,000 292,175
2.75%, 3/19/2030 700,000 645,361
1.63%, 5/1/2030(b) 130,000 110,237
1.40%, 2/25/2031(b) 200,000 164,115
1.95%, 10/21/2031(b) 100,000 85,182
2.63%, 10/21/2041(b) 50,000 39,293
4.45%, 4/14/2046(b) 300,000 301,518
3.63%, 3/19/2050(b) 200,000 180,642
2.75%, 10/21/2051 50,000 38,350
11,436,523
Biotechnology 0.4%
AbbVie, Inc. ,
3.85%, 6/15/2024 325,000 324,726
2.60%, 11/21/2024 400,000 387,184
3.80%, 3/15/2025 250,000 247,999
3.60%, 5/14/2025(b) 500,000 491,869
3.20%, 5/14/2026 120,000 115,593
4.55%, 3/15/2035 195,000 189,676
4.50%, 5/14/2035 500,000 485,280
4.05%, 11/21/2039 380,000 338,858
4.40%, 11/6/2042 625,000 568,001
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
AbbVie, Inc.,
4.75%, 3/15/2045 168,000 157,976
4.25%, 11/21/2049 675,000 599,219
Amgen, Inc. ,
1.65%, 8/15/2028(b) 200,000 171,495
2.00%, 1/15/2032 200,000 162,774
3.35%, 2/22/2032(b) 55,000 50,348
2.80%, 8/15/2041 200,000 148,220
4.56%, 6/15/2048 524,000 480,681
4.66%, 6/15/2051 618,000 577,954
3.00%, 1/15/2052 200,000 141,818
4.20%, 2/22/2052 25,000 21,934
4.40%, 2/22/2062 165,000 143,603
Baxalta, Inc. ,
4.00%, 6/23/2025 60,000 59,652
Biogen, Inc. ,
2.25%, 5/1/2030(b) 200,000 163,922
3.15%, 5/1/2050 230,000 157,742
3.25%, 2/15/2051 130,000 91,003
Gilead Sciences, Inc. ,
0.75%, 9/29/2023 38,000 36,771
3.70%, 4/1/2024(b) 1,000,000 1,000,840
3.65%, 3/1/2026(b) 145,000 142,397
1.20%, 10/1/2027 60,000 51,685
1.65%, 10/1/2030(b) 115,000 94,230
4.50%, 2/1/2045 500,000 460,301
4.75%, 3/1/2046 200,000 191,734
2.80%, 10/1/2050 95,000 66,295
Regeneron Pharmaceuticals,
Inc. ,
2.80%, 9/15/2050 65,000 44,113
8,365,893
Building Products 0.1%
Allegion plc ,
3.50%, 10/1/2029 250,000 221,110
Carlisle Cos., Inc. ,
2.20%, 3/1/2032 100,000 78,444
Carrier Global Corp. ,
2.49%, 2/15/2027(b) 31,000 28,202
2.72%, 2/15/2030 50,000 43,172
3.58%, 4/5/2050 350,000 264,887
Fortune Brands Home &
Security, Inc. ,
3.25%, 9/15/2029 250,000 216,332
4.00%, 3/25/2032 100,000 88,433
4.50%, 3/25/2052 30,000 23,172
Johnson Controls International
plc ,
3.90%, 2/14/2026(b) 183,000 181,707
1.75%, 9/15/2030 100,000 81,305
2.00%, 9/16/2031(b) 100,000 79,561
4.63%, 7/2/2044(e) 250,000 224,165
Masco Corp. ,
2.00%, 2/15/2031(b) 250,000 196,430
3.13%, 2/15/2051 60,000 41,214
Owens Corning ,
4.30%, 7/15/2047 200,000 163,079
1,931,213

18 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets 1.7%
Ameriprise Financial, Inc. ,
4.50%, 5/13/2032 50,000 49,145
Ares Capital Corp. ,
2.88%, 6/15/2027 100,000 83,467
2.88%, 6/15/2028(b) 250,000 198,060
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 50,000 42,805
Bank of New York Mellon
Corp. (The) ,
3.25%, 9/11/2024(b) 750,000 744,016
2.10%, 10/24/2024(b) 250,000 241,913
Series J, 0.85%, 10/25/2024 100,000 94,147
Series G, 3.00%, 2/24/2025 205,000 200,948
3.35%, 4/25/2025(b) 90,000 88,970
(SOFR + 0.57%), 3.43%,
6/13/2025(b)(c) 40,000 39,678
1.05%, 10/15/2026 100,000 88,641
2.05%, 1/26/2027(b) 200,000 183,760
(SOFR + 1.15%), 3.99%,
6/13/2028(c) 40,000 39,532
3.00%, 10/30/2028 500,000 459,002
Series J, 1.90%,
1/25/2029(b) 200,000 173,410
3.85%, 4/26/2029 90,000 87,308
1.80%, 7/28/2031 100,000 80,961
2.50%, 1/26/2032 100,000 85,270
(SOFR + 1.42%), 4.29%,
6/13/2033(c) 40,000 39,129
Blackstone Private Credit
Fund ,
4.70%, 3/24/2025(f) 100,000 96,065
3.25%, 3/15/2027(f) 200,000 169,684
4.00%, 1/15/2029(f) 200,000 163,890
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028 200,000 161,286
Brookfield Finance I UK plc ,
2.34%, 1/30/2032(b) 50,000 40,183
Brookfield Finance LLC ,
3.45%, 4/15/2050 200,000 143,066
Brookfield Finance, Inc. ,
4.25%, 6/2/2026 500,000 495,709
3.90%, 1/25/2028(b) 40,000 38,220
4.85%, 3/29/2029 300,000 297,098
3.50%, 3/30/2051 35,000 25,178
3.63%, 2/15/2052 15,000 11,050
Cboe Global Markets, Inc. ,
1.63%, 12/15/2030 300,000 242,654
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026 170,000 152,507
1.15%, 5/13/2026 400,000 360,843
2.45%, 3/3/2027(b) 40,000 37,305
1.65%, 3/11/2031(b) 200,000 160,240
2.30%, 5/13/2031(b) 300,000 253,658
1.95%, 12/1/2031(b) 100,000 80,959
2.90%, 3/3/2032 100,000 88,033
CI Financial Corp. ,
4.10%, 6/15/2051 50,000 32,395
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
CME Group, Inc. ,
3.00%, 3/15/2025(b) 500,000 493,530
2.65%, 3/15/2032 50,000 44,276
Credit Suisse AG ,
3.63%, 9/9/2024 250,000 245,475
2.95%, 4/9/2025(b) 400,000 382,831
Credit Suisse Group AG ,
3.75%, 3/26/2025 390,000 377,769
4.55%, 4/17/2026 750,000 733,022
Credit Suisse USA, Inc. ,
7.13%, 7/15/2032(b) 55,000 61,651
Deutsche Bank AG ,
Series E, 0.96%, 11/8/2023 150,000 143,709
3.70%, 5/30/2024(b) 470,000 464,273
2.22%, 9/18/2024 275,000 265,129
(SOFR + 2.58%), 3.96%,
11/26/2025(c) 200,000 193,211
(SOFR + 1.87%), 2.13%,
11/24/2026(c) 155,000 137,620
(SOFR + 1.22%), 2.31%,
11/16/2027(c) 170,000 146,707
(SOFR + 3.04%), 3.55%,
9/18/2031(c) 150,000 125,564
(SOFR + 1.72%), 3.04%,
5/28/2032(c) 150,000 118,682
FactSet Research Systems,
Inc. ,
2.90%, 3/1/2027 30,000 28,050
3.45%, 3/1/2032 25,000 21,912
FS KKR Capital Corp. ,
2.63%, 1/15/2027 100,000 84,094
3.25%, 7/15/2027 50,000 42,545
3.13%, 10/12/2028 150,000 119,635
Goldman Sachs Group, Inc.
(The) ,
3.00%, 3/15/2024(b) 85,000 83,865
3.85%, 7/8/2024 385,000 385,828
(SOFR + 0.49%), 0.92%,
10/21/2024(c) 200,000 191,251
(SOFR + 0.73%), 1.76%,
1/24/2025(c) 100,000 96,131
3.50%, 4/1/2025 670,000 656,770
3.75%, 5/22/2025(b) 500,000 494,005
4.25%, 10/21/2025 500,000 496,140
3.85%, 1/26/2027 800,000 773,359
(SOFR + 0.80%), 1.43%,
3/9/2027(c) 250,000 221,603
4.39%, 6/15/2027 65,000 64,135
(SOFR + 0.82%), 1.54%,
9/10/2027(c) 500,000 438,902
(SOFR + 0.91%), 1.95%,
10/21/2027(c) 240,000 212,413
(SOFR + 1.11%), 2.64%,
2/24/2028(c) 95,000 86,220
(SOFR + 1.85%), 3.62%,
3/15/2028(b)(c) 75,000 70,982
(SOFR + 1.28%), 2.62%,
4/22/2032(c) 390,000 323,792
2.38%, 7/21/2032 280,000 226,424

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(SOFR + 1.26%), 2.65%,
10/21/2032(c) 165,000 135,966
(SOFR + 1.41%), 3.10%,
2/24/2033(c) 95,000 81,137
6.45%, 5/1/2036 400,000 432,534
6.75%, 10/1/2037 500,000 553,711
(ICE LIBOR USD 3
Month + 1.37%), 4.02%,
10/31/2038(c) 500,000 436,614
(ICE LIBOR USD 3
Month + 1.43%), 4.41%,
4/23/2039(c) 500,000 453,831
6.25%, 2/1/2041 350,000 387,783
3.21%, 4/22/2042 200,000 152,726
(SOFR + 1.47%), 2.91%,
7/21/2042(c) 300,000 219,052
(SOFR + 1.63%), 3.44%,
2/24/2043(c) 35,000 27,443
4.80%, 7/8/2044 300,000 283,450
Golub Capital BDC, Inc. ,
2.05%, 2/15/2027 100,000 81,182
Intercontinental Exchange,
Inc. ,
3.65%, 5/23/2025(b) 45,000 44,710
3.75%, 12/1/2025 160,000 159,015
4.00%, 9/15/2027(b) 180,000 177,060
4.35%, 6/15/2029(b) 150,000 148,219
2.10%, 6/15/2030 165,000 138,150
1.85%, 9/15/2032 500,000 389,976
4.60%, 3/15/2033 110,000 109,612
4.25%, 9/21/2048 250,000 222,360
3.00%, 6/15/2050 75,000 54,009
4.95%, 6/15/2052 120,000 118,422
5.20%, 6/15/2062 110,000 109,584
Jefferies Group LLC ,
4.85%, 1/15/2027 500,000 500,172
2.63%, 10/15/2031 50,000 38,588
Legg Mason, Inc. ,
4.75%, 3/15/2026 500,000 510,863
Main Street Capital Corp. ,
3.00%, 7/14/2026 100,000 87,257
Moody's Corp. ,
3.25%, 1/15/2028(b) 300,000 283,960
2.00%, 8/19/2031 60,000 48,932
2.75%, 8/19/2041 75,000 54,820
3.25%, 5/20/2050 35,000 25,979
3.10%, 11/29/2061 95,000 65,140
Morgan Stanley ,
Series F, 3.88%,
4/29/2024(b) 625,000 625,796
(SOFR + 0.51%), 0.79%,
1/22/2025(c) 100,000 94,528
(SOFR + 1.16%), 3.62%,
4/17/2025(c) 140,000 138,207
(SOFR + 0.53%), 0.79%,
5/30/2025(c) 370,000 344,439
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 0.56%), 1.16%,
10/21/2025(c) 600,000 555,883
(SOFR + 0.94%), 2.63%,
2/18/2026(c) 300,000 286,212
2.19%, 4/28/2026 640,000 599,138
3.13%, 7/27/2026 500,000 476,973
4.35%, 9/8/2026 500,000 494,833
3.63%, 1/20/2027 750,000 726,419
3.95%, 4/23/2027(b) 500,000 484,168
(SOFR + 0.86%), 1.51%,
7/20/2027(c) 480,000 420,974
(SOFR + 1.00%), 2.48%,
1/21/2028(c) 195,000 177,263
(SOFR + 1.61%), 4.21%,
4/20/2028(c) 80,000 78,213
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(c) 600,000 569,307
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(c) 500,000 485,812
(SOFR + 3.12%), 3.62%,
4/1/2031(c) 820,000 753,206
7.25%, 4/1/2032 324,000 379,699
(SOFR + 1.02%), 1.93%,
4/28/2032(c) 500,000 396,484
(SOFR + 1.18%), 2.24%,
7/21/2032(c) 500,000 405,051
(SOFR + 1.20%), 2.51%,
10/20/2032(c) 275,000 227,220
(SOFR + 1.29%), 2.94%,
1/21/2033(c) 70,000 59,994
(SOFR + 1.36%), 2.48%,
9/16/2036(c) 450,000 346,014
(SOFR + 2.62%), 5.30%,
4/20/2037(c) 80,000 77,472
4.30%, 1/27/2045(b) 300,000 266,377
(SOFR + 4.84%), 5.60%,
3/24/2051(b)(c) 100,000 107,818
(SOFR + 1.43%), 2.80%,
1/25/2052(c) 205,000 142,325
Nasdaq, Inc. ,
1.65%, 1/15/2031(b) 400,000 313,106
Nomura Holdings, Inc. ,
2.33%, 1/22/2027(b) 300,000 265,620
2.17%, 7/14/2028 200,000 168,465
5.61%, 7/6/2029 200,000 200,136
3.10%, 1/16/2030 500,000 425,308
Northern Trust Corp. ,
4.00%, 5/10/2027(b) 65,000 65,391
Oaktree Specialty Lending
Corp. ,
2.70%, 1/15/2027 100,000 86,601
Owl Rock Capital Corp. ,
2.88%, 6/11/2028 230,000 180,609
Owl Rock Capital Corp. III ,
3.13%, 4/13/2027(f) 50,000 42,696

20 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Prospect Capital Corp. ,
3.36%, 11/15/2026 100,000 84,990
Raymond James Financial,
Inc. ,
4.95%, 7/15/2046 250,000 243,632
S&P Global, Inc. ,
2.45%, 3/1/2027(b)(f) 30,000 28,080
2.70%, 3/1/2029(f) 100,000 90,991
2.50%, 12/1/2029 80,000 70,697
1.25%, 8/15/2030(b) 110,000 87,070
2.90%, 3/1/2032(b)(f) 25,000 22,280
3.25%, 12/1/2049 65,000 50,762
2.30%, 8/15/2060(b) 40,000 24,379
State Street Corp. ,
3.70%, 11/20/2023 500,000 504,239
3.30%, 12/16/2024(b) 310,000 307,825
2.65%, 5/19/2026(b) 300,000 286,911
(SOFR + 0.56%), 1.68%,
11/18/2027(b)(c) 200,000 179,577
(SOFR + 0.73%), 2.20%,
2/7/2028(c) 40,000 36,631
2.40%, 1/24/2030(b) 200,000 174,439
(SOFR + 1.00%), 2.62%,
2/7/2033(c) 20,000 17,055
35,331,262
Chemicals 0.3%
Air Products and Chemicals,
Inc. ,
1.50%, 10/15/2025 25,000 23,531
1.85%, 5/15/2027(b) 105,000 95,548
2.05%, 5/15/2030(b) 145,000 125,331
2.70%, 5/15/2040 65,000 51,983
2.80%, 5/15/2050 40,000 30,192
Cabot Corp. ,
5.00%, 6/30/2032 30,000 29,126
Celanese US Holdings LLC ,
1.40%, 8/5/2026(b) 100,000 86,010
CF Industries, Inc. ,
5.15%, 3/15/2034 300,000 292,785
Dow Chemical Co. (The) ,
9.40%, 5/15/2039 206,000 294,305
4.80%, 5/15/2049 350,000 318,104
DuPont de Nemours, Inc. ,
5.42%, 11/15/2048 300,000 297,900
Eastman Chemical Co. ,
4.65%, 10/15/2044 200,000 172,353
Ecolab, Inc. ,
1.30%, 1/30/2031 200,000 159,986
2.13%, 2/1/2032(b) 100,000 84,342
2.13%, 8/15/2050(b) 200,000 128,188
2.70%, 12/15/2051 75,000 53,486
2.75%, 8/18/2055 65,000 45,269
FMC Corp. ,
3.45%, 10/1/2029 60,000 54,429
4.50%, 10/1/2049(b) 85,000 72,816
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 70,000 65,210
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Linde, Inc. ,
3.20%, 1/30/2026(b) 250,000 249,152
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 147,000 175,592
LYB International Finance III
LLC ,
3.38%, 5/1/2030 250,000 220,777
2.25%, 10/1/2030 135,000 111,324
4.20%, 5/1/2050 200,000 162,505
LyondellBasell Industries NV ,
4.63%, 2/26/2055 250,000 213,786
Mosaic Co. (The) ,
4.25%, 11/15/2023 250,000 251,738
4.05%, 11/15/2027(b) 250,000 244,525
Nutrien Ltd. ,
3.00%, 4/1/2025 150,000 146,434
5.88%, 12/1/2036(b) 125,000 138,679
5.25%, 1/15/2045 334,000 331,850
PPG Industries, Inc. ,
1.20%, 3/15/2026 110,000 98,819
2.80%, 8/15/2029 300,000 271,874
RPM International, Inc. ,
2.95%, 1/15/2032 45,000 37,343
Sherwin-Williams Co. (The) ,
3.95%, 1/15/2026(b) 400,000 396,232
2.95%, 8/15/2029 200,000 178,932
2.20%, 3/15/2032 200,000 160,942
4.50%, 6/1/2047(b) 150,000 132,926
2.90%, 3/15/2052 80,000 54,486
Westlake Corp. ,
2.88%, 8/15/2041 100,000 70,925
4.38%, 11/15/2047 200,000 170,592
6,300,327
Commercial Services & Supplies 0.1%
Cintas Corp. No. 2 ,
3.45%, 5/1/2025 30,000 29,898
4.00%, 5/1/2032 40,000 39,283
Ford Foundation (The) ,
Series 2020, 2.42%,
6/1/2050 25,000 17,825
Republic Services, Inc. ,
3.20%, 3/15/2025 500,000 490,332
1.45%, 2/15/2031 165,000 129,530
2.38%, 3/15/2033 200,000 163,433
6.20%, 3/1/2040 70,000 77,549
Waste Connections, Inc. ,
4.25%, 12/1/2028 100,000 98,638
2.20%, 1/15/2032 100,000 81,563
3.20%, 6/1/2032 50,000 44,568
2.95%, 1/15/2052 70,000 50,207
Waste Management, Inc. ,
2.00%, 6/1/2029(b) 35,000 30,397
2.95%, 6/1/2041 85,000 66,132
4.15%, 7/15/2049(b) 125,000 113,722
1,433,077
Communications Equipment 0.1%
Cisco Systems, Inc. ,
3.50%, 6/15/2025(b) 400,000 401,378

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Communications Equipment
Cisco Systems, Inc.,
5.90%, 2/15/2039 300,000 341,550
Motorola Solutions, Inc. ,
4.00%, 9/1/2024(b) 54,000 53,754
2.30%, 11/15/2030(b) 300,000 234,727
5.60%, 6/1/2032 100,000 100,831
1,132,240
Construction & Engineering 0.0%
†
Quanta Services, Inc. ,
2.90%, 10/1/2030 100,000 82,386
2.35%, 1/15/2032 50,000 38,725
3.05%, 10/1/2041 55,000 38,099
159,210
Construction Materials 0.0%
†
Eagle Materials, Inc. ,
2.50%, 7/1/2031 65,000 51,337
Martin Marietta Materials, Inc. ,
Series CB, 2.50%,
3/15/2030 500,000 421,771
2.40%, 7/15/2031(b) 25,000 20,429
3.20%, 7/15/2051 50,000 35,445
Vulcan Materials Co. ,
4.50%, 6/15/2047(b) 250,000 222,260
751,242
Consumer Finance 0.8%
AerCap Ireland Capital DAC ,
1.15%, 10/29/2023 200,000 190,565
1.65%, 10/29/2024 150,000 138,500
4.45%, 4/3/2026 200,000 190,985
2.45%, 10/29/2026 180,000 156,737
3.88%, 1/23/2028 500,000 451,293
3.00%, 10/29/2028 300,000 252,696
3.30%, 1/30/2032 300,000 240,147
3.40%, 10/29/2033 150,000 118,441
3.85%, 10/29/2041(b) 150,000 108,086
Ally Financial, Inc. ,
3.88%, 5/21/2024 600,000 594,704
4.63%, 3/30/2025(b) 100,000 99,328
4.75%, 6/9/2027 40,000 38,412
2.20%, 11/2/2028(b) 165,000 134,368
8.00%, 11/1/2031(b) 150,000 166,750
American Express Co. ,
3.38%, 5/3/2024(b) 25,000 24,820
2.50%, 7/30/2024 400,000 389,176
3.00%, 10/30/2024(b) 500,000 491,194
3.63%, 12/5/2024(b) 500,000 497,080
2.25%, 3/4/2025 35,000 33,623
4.20%, 11/6/2025(b) 200,000 201,856
1.65%, 11/4/2026 200,000 181,466
2.55%, 3/4/2027(b) 60,000 55,906
4.05%, 5/3/2029 60,000 58,827
(SOFR + 2.26%), 4.99%,
5/26/2033(c) 25,000 25,004
American Honda Finance
Corp. ,
0.75%, 8/9/2024(b) 50,000 47,026
2.15%, 9/10/2024(b) 500,000 483,531
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
American Honda Finance
Corp.,
1.50%, 1/13/2025 50,000 47,447
1.30%, 9/9/2026 115,000 103,829
2.35%, 1/8/2027(b) 100,000 93,055
2.25%, 1/12/2029 50,000 44,056
Capital One Financial Corp. ,
3.75%, 4/24/2024(b) 700,000 697,252
(SOFR + 1.29%), 2.64%,
3/3/2026(c) 290,000 273,809
3.75%, 7/28/2026 250,000 238,888
3.65%, 5/11/2027(b) 300,000 285,736
(SOFR + 1.79%), 3.27%,
3/1/2030(c) 95,000 84,071
(SOFR + 1.34%), 2.36%,
7/29/2032(c) 100,000 76,273
Caterpillar Financial Services
Corp. ,
0.95%, 1/10/2024(b) 200,000 193,144
0.45%, 5/17/2024(b) 300,000 284,194
3.30%, 6/9/2024(b) 250,000 249,361
2.15%, 11/8/2024(b) 500,000 484,534
3.25%, 12/1/2024(b) 500,000 496,431
1.15%, 9/14/2026(b) 100,000 90,028
1.70%, 1/8/2027(b) 200,000 183,100
Discover Financial Services ,
4.10%, 2/9/2027(b) 250,000 239,763
General Motors Financial Co.,
Inc. ,
1.20%, 10/15/2024(b) 65,000 60,444
5.25%, 3/1/2026 1,055,000 1,056,178
1.50%, 6/10/2026 200,000 174,484
2.35%, 2/26/2027(b) 50,000 44,040
5.00%, 4/9/2027(b) 200,000 196,191
2.40%, 10/15/2028 195,000 161,952
3.60%, 6/21/2030 200,000 172,803
2.70%, 6/10/2031(b) 145,000 114,247
John Deere Capital Corp. ,
0.45%, 1/17/2024(b) 250,000 239,725
0.63%, 9/10/2024(b) 65,000 61,134
1.25%, 1/10/2025(b) 200,000 189,653
3.40%, 6/6/2025 30,000 29,866
0.70%, 1/15/2026(b) 200,000 180,588
1.05%, 6/17/2026 100,000 90,387
2.25%, 9/14/2026(b) 250,000 234,672
1.30%, 10/13/2026 55,000 49,675
1.70%, 1/11/2027 200,000 182,524
1.50%, 3/6/2028(b) 250,000 219,876
3.35%, 4/18/2029 40,000 38,365
1.45%, 1/15/2031(b) 200,000 162,789
2.00%, 6/17/2031(b) 300,000 254,753
PACCAR Financial Corp. ,
0.50%, 8/9/2024(b) 60,000 56,444
2.00%, 2/4/2027(b) 100,000 92,275
Synchrony Financial ,
4.25%, 8/15/2024 350,000 347,827
4.88%, 6/13/2025(b) 30,000 29,664
4.50%, 7/23/2025 275,000 267,553
2.88%, 10/28/2031(b) 180,000 136,408

22 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Toyota Motor Credit Corp. ,
0.50%, 6/18/2024 100,000 94,382
0.63%, 9/13/2024(b) 100,000 93,950
1.45%, 1/13/2025 200,000 189,534
1.80%, 2/13/2025 500,000 476,684
3.95%, 6/30/2025 75,000 75,269
1.13%, 6/18/2026(b) 500,000 450,789
3.20%, 1/11/2027(b) 200,000 193,774
1.90%, 1/13/2027 100,000 91,882
3.05%, 3/22/2027(b) 100,000 96,144
4.45%, 6/29/2029 90,000 91,094
2.15%, 2/13/2030(b) 500,000 432,856
1.90%, 9/12/2031 100,000 82,010
16,748,377
Containers & Packaging 0.1%
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 50,000 49,449
2.63%, 6/19/2030 50,000 40,998
2.69%, 5/25/2031 75,000 61,194
Avery Dennison Corp. ,
2.25%, 2/15/2032 100,000 79,222
Berry Global, Inc. ,
0.95%, 2/15/2024 230,000 217,857
International Paper Co. ,
6.00%, 11/15/2041 350,000 363,313
Packaging Corp. of America ,
3.00%, 12/15/2029 50,000 44,684
4.05%, 12/15/2049 100,000 82,846
3.05%, 10/1/2051 40,000 28,329
Sonoco Products Co. ,
1.80%, 2/1/2025 200,000 187,716
2.25%, 2/1/2027 165,000 148,402
3.13%, 5/1/2030 50,000 43,770
2.85%, 2/1/2032(b) 200,000 166,977
WRKCo, Inc. ,
4.90%, 3/15/2029(b) 250,000 250,752
1,765,509
Diversified Consumer Services 0.1%
American University (The) ,
Series 2019, 3.67%,
4/1/2049 35,000 29,926
California Institute of
Technology ,
3.65%, 9/1/2119 100,000 75,512
Duke University ,
Series 2020, 2.83%,
10/1/2055(b) 110,000 83,886
George Washington University
(The) ,
Series 2018, 4.13%,
9/15/2048 73,000 67,123
Georgetown University (The) ,
Series 20A, 2.94%,
4/1/2050 35,000 24,755
Leland Stanford Junior
University (The) ,
2.41%, 6/1/2050(b) 150,000 107,327
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services
Massachusetts Institute of
Technology ,
5.60%, 7/1/2111 100,000 120,021
4.68%, 7/1/2114 75,000 75,041
Northwestern University ,
Series 2020, 2.64%,
12/1/2050 28,000 20,670
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 75,000 64,773
3.30%, 7/15/2056 200,000 170,206
Trustees of Boston University ,
Series CC, 4.06%,
10/1/2048 16,000 15,018
Trustees of Princeton
University (The) ,
Series 2020, 2.52%,
7/1/2050 84,000 62,891
Trustees of the University of
Pennsylvania (The) ,
Series 2020, 2.40%,
10/1/2050 48,000 34,201
University of Southern
California ,
Series 21A, 2.95%,
10/1/2051(b) 200,000 155,898
Yale University ,
Series 2020, 2.40%,
4/15/2050 61,000 44,187
1,151,435
Diversified Financial Services 0.2%
Berkshire Hathaway, Inc. ,
4.50%, 2/11/2043 250,000 238,410
Block Financial LLC ,
2.50%, 7/15/2028 105,000 91,513
Equitable Holdings, Inc. ,
7.00%, 4/1/2028(b) 133,000 147,839
4.35%, 4/20/2028(b) 650,000 627,026
Jackson Financial, Inc. ,
3.13%, 11/23/2031(b)(f) 200,000 159,277
National Rural Utilities
Cooperative Finance Corp. ,
Series D, 1.00%,
10/18/2024 85,000 79,833
1.88%, 2/7/2025 50,000 47,773
3.45%, 6/15/2025(b) 20,000 19,871
3.70%, 3/15/2029(b) 500,000 479,270
2.40%, 3/15/2030 185,000 161,339
Series C, 8.00%, 3/1/2032 159,000 197,984
2.75%, 4/15/2032(b) 50,000 43,536
ORIX Corp. ,
4.00%, 4/13/2032 50,000 47,611
Shell International Finance
BV ,
2.88%, 5/10/2026(b) 500,000 482,696
2.38%, 11/7/2029 150,000 132,415
4.13%, 5/11/2035 500,000 476,094
6.38%, 12/15/2038 250,000 290,196
2.88%, 11/26/2041 50,000 38,697

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Financial Services
Shell International Finance
BV,
4.55%, 8/12/2043 500,000 474,298
3.75%, 9/12/2046 500,000 426,955
3.00%, 11/26/2051(b) 100,000 74,857
Voya Financial, Inc. ,
3.65%, 6/15/2026 250,000 242,018
4,979,508
Diversified Telecommunication Services 0.7%
AT&T, Inc. ,
1.70%, 3/25/2026 300,000 274,103
2.30%, 6/1/2027 300,000 273,853
1.65%, 2/1/2028 200,000 173,022
4.35%, 3/1/2029 500,000 492,319
4.30%, 2/15/2030(b) 500,000 487,951
2.25%, 2/1/2032(b) 300,000 245,095
2.55%, 12/1/2033 360,000 292,044
4.50%, 5/15/2035 310,000 294,582
4.85%, 3/1/2039 500,000 478,996
4.65%, 6/1/2044 250,000 226,970
3.50%, 9/15/2053 1,140,000 864,118
3.55%, 9/15/2055 975,000 730,509
3.80%, 12/1/2057 1,114,000 860,368
3.65%, 9/15/2059 379,000 283,851
Bell Telephone Co. of Canada
(The) ,
Series US-4, 3.65%,
3/17/2051 250,000 199,397
3.65%, 8/15/2052 50,000 39,923
British Telecommunications
plc ,
9.62%, 12/15/2030(e) 250,000 311,105
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(e) 369,000 454,949
Orange SA ,
9.00%, 3/1/2031(e) 100,000 129,086
5.38%, 1/13/2042 250,000 258,461
Telefonica Emisiones SA ,
5.21%, 3/8/2047 250,000 221,556
5.52%, 3/1/2049 350,000 324,831
TELUS Corp. ,
2.80%, 2/16/2027(b) 200,000 190,318
3.40%, 5/13/2032 60,000 53,837
4.30%, 6/15/2049 100,000 89,195
Verizon Communications, Inc. ,
0.75%, 3/22/2024(b) 55,000 52,464
3.38%, 2/15/2025(b) 498,000 494,289
0.85%, 11/20/2025(b) 250,000 226,405
1.45%, 3/20/2026(b) 105,000 96,037
4.13%, 3/16/2027 300,000 299,275
2.10%, 3/22/2028(b) 125,000 111,028
4.33%, 9/21/2028 283,000 281,459
3.88%, 2/8/2029 110,000 106,424
3.15%, 3/22/2030 200,000 181,839
1.75%, 1/20/2031 500,000 401,611
2.55%, 3/21/2031 815,000 696,831
2.36%, 3/15/2032 840,000 696,476
4.81%, 3/15/2039 385,000 377,865
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc.,
3.40%, 3/22/2041(b) 530,000 431,440
2.85%, 9/3/2041 110,000 82,440
2.88%, 11/20/2050 700,000 496,727
3.55%, 3/22/2051(b) 270,000 216,452
3.88%, 3/1/2052(b) 90,000 75,408
2.99%, 10/30/2056 900,000 624,845
3.00%, 11/20/2060 400,000 271,546
3.70%, 3/22/2061 350,000 274,898
14,746,198
Electric Utilities 1.5%
AEP Texas, Inc. ,
4.70%, 5/15/2032 20,000 19,903
5.25%, 5/15/2052 20,000 20,270
AEP Transmission Co. LLC ,
Series N, 2.75%, 8/15/2051 50,000 35,042
Series O, 4.50%, 6/15/2052 80,000 76,607
Alabama Power Co. ,
4.15%, 8/15/2044 350,000 308,668
3.13%, 7/15/2051(b) 80,000 59,874
American Electric Power Co.,
Inc. ,
2.03%, 3/15/2024 155,000 149,945
Arizona Public Service Co. ,
2.60%, 8/15/2029(b) 500,000 437,301
2.20%, 12/15/2031(b) 100,000 80,851
3.50%, 12/1/2049(b) 200,000 149,136
Baltimore Gas and Electric
Co. ,
2.25%, 6/15/2031(b) 80,000 68,102
3.20%, 9/15/2049 115,000 89,080
2.90%, 6/15/2050 60,000 43,799
4.55%, 6/1/2052 30,000 29,069
CenterPoint Energy Houston
Electric LLC ,
4.50%, 4/1/2044 500,000 482,329
Series AD, 2.90%, 7/1/2050 60,000 44,847
Cleveland Electric Illuminating
Co. (The) ,
5.50%, 8/15/2024(b) 400,000 412,351
Commonwealth Edison Co. ,
4.35%, 11/15/2045 200,000 184,605
3.65%, 6/15/2046(b) 250,000 211,919
4.00%, 3/1/2048(b) 350,000 314,621
Series 127, 3.20%,
11/15/2049 155,000 121,286
Series 131, 2.75%,
9/1/2051(b) 200,000 142,246
Connecticut Light and Power
Co. (The) ,
Series A, 2.05%, 7/1/2031 100,000 84,499
Dominion Energy South
Carolina, Inc. ,
Series A, 2.30%, 12/1/2031 50,000 42,706
6.05%, 1/15/2038(b) 150,000 167,014
5.10%, 6/1/2065 100,000 99,369
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 40,000 36,113
4.30%, 7/1/2044(b) 500,000 464,632

24 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
DTE Electric Co.,
Series B, 3.65%,
3/1/2052(b) 25,000 21,568
Duke Energy Carolinas LLC ,
2.95%, 12/1/2026(b) 500,000 483,250
2.45%, 2/1/2030 100,000 88,471
2.85%, 3/15/2032(b) 70,000 62,109
3.70%, 12/1/2047 500,000 423,228
3.20%, 8/15/2049 50,000 39,062
3.55%, 3/15/2052 35,000 29,072
Duke Energy Corp. ,
0.90%, 9/15/2025 50,000 45,247
2.45%, 6/1/2030(b) 70,000 59,002
2.55%, 6/15/2031(b) 150,000 124,612
3.50%, 6/15/2051 200,000 150,776
Duke Energy Florida LLC ,
3.20%, 1/15/2027(b) 250,000 243,906
2.50%, 12/1/2029(b) 70,000 62,199
2.40%, 12/15/2031 95,000 81,237
5.65%, 4/1/2040 300,000 320,447
3.40%, 10/1/2046 500,000 393,703
3.00%, 12/15/2051 45,000 33,578
Duke Energy Ohio, Inc. ,
2.13%, 6/1/2030 155,000 130,778
Duke Energy Progress LLC ,
3.40%, 4/1/2032(b) 50,000 46,479
4.15%, 12/1/2044 100,000 89,428
4.20%, 8/15/2045 500,000 454,275
Edison International ,
3.55%, 11/15/2024 175,000 170,729
4.13%, 3/15/2028 500,000 466,123
Emera US Finance LP ,
4.75%, 6/15/2046(b) 200,000 176,029
Entergy Corp. ,
1.90%, 6/15/2028(b) 500,000 428,956
2.80%, 6/15/2030 80,000 68,613
3.75%, 6/15/2050 35,000 27,463
Entergy Texas, Inc. ,
4.00%, 3/30/2029(b) 750,000 732,243
1.75%, 3/15/2031(b) 400,000 323,471
3.55%, 9/30/2049(b) 200,000 159,414
Evergy Kansas Central, Inc. ,
4.10%, 4/1/2043 200,000 175,275
Evergy, Inc. ,
2.90%, 9/15/2029 250,000 220,637
Eversource Energy ,
4.20%, 6/27/2024(b) 40,000 40,118
Series H, 3.15%, 1/15/2025 245,000 240,040
Series Q, 0.80%, 8/15/2025 100,000 90,258
2.90%, 3/1/2027(b) 50,000 46,936
4.60%, 7/1/2027 35,000 35,280
Series O, 4.25%,
4/1/2029(b) 400,000 389,747
Series R, 1.65%, 8/15/2030 100,000 79,639
3.38%, 3/1/2032 50,000 44,953
3.45%, 1/15/2050 100,000 76,373
Exelon Corp. ,
5.63%, 6/15/2035 300,000 315,943
4.10%, 3/15/2052(b)(f) 35,000 30,172
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Florida Power & Light Co. ,
2.85%, 4/1/2025(b) 60,000 58,905
3.13%, 12/1/2025(b) 500,000 495,494
5.65%, 2/1/2037 450,000 492,289
3.95%, 3/1/2048 500,000 457,644
2.88%, 12/4/2051 10,000 7,436
Georgia Power Co. ,
Series A, 2.20%, 9/15/2024 1,000,000 965,382
4.70%, 5/15/2032 60,000 60,159
4.30%, 3/15/2042(b) 500,000 434,846
5.13%, 5/15/2052 25,000 24,778
Iberdrola International BV ,
5.81%, 3/15/2025(b) 118,000 124,924
Indiana Michigan Power Co. ,
Series K, 4.55%, 3/15/2046 350,000 324,609
Interstate Power and Light
Co. ,
3.60%, 4/1/2029(b) 623,000 593,266
3.10%, 11/30/2051 70,000 51,301
Louisville Gas and Electric
Co. ,
4.25%, 4/1/2049 450,000 408,251
MidAmerican Energy Co. ,
5.80%, 10/15/2036 550,000 614,450
4.80%, 9/15/2043 500,000 495,637
2.70%, 8/1/2052(b) 100,000 71,771
Mississippi Power Co. ,
Series B, 3.10%, 7/30/2051 100,000 70,675
Nevada Power Co. ,
Series DD, 2.40%,
5/1/2030(b) 100,000 87,111
Series EE, 3.13%, 8/1/2050 100,000 74,033
NextEra Energy Capital
Holdings, Inc. ,
4.20%, 6/20/2024 70,000 70,329
4.45%, 6/20/2025 70,000 70,484
1.88%, 1/15/2027 270,000 243,517
4.63%, 7/15/2027 150,000 152,047
1.90%, 6/15/2028(b) 125,000 108,690
2.75%, 11/1/2029 245,000 216,583
2.44%, 1/15/2032(b) 145,000 120,764
5.00%, 7/15/2032 105,000 107,573
3.00%, 1/15/2052(b) 85,000 60,744
Northern States Power Co. ,
4.00%, 8/15/2045 165,000 145,465
4.50%, 6/1/2052 25,000 24,616
NSTAR Electric Co. ,
3.95%, 4/1/2030(b) 200,000 195,679
Ohio Power Co. ,
Series R, 2.90%,
10/1/2051(b) 90,000 64,348
Oncor Electric Delivery Co.
LLC ,
2.75%, 5/15/2030(b) 200,000 182,035
4.55%, 12/1/2041 150,000 145,927
5.30%, 6/1/2042(b) 150,000 158,819
3.10%, 9/15/2049 250,000 193,405
2.70%, 11/15/2051 105,000 76,731
4.60%, 6/1/2052(f) 90,000 89,393

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Pacific Gas and Electric Co. ,
4.25%, 8/1/2023(b) 500,000 497,183
4.95%, 6/8/2025 100,000 98,051
3.15%, 1/1/2026 350,000 320,374
5.45%, 6/15/2027 100,000 96,773
3.75%, 7/1/2028(b) 800,000 706,216
4.20%, 3/1/2029 200,000 178,488
4.55%, 7/1/2030 500,000 444,265
2.50%, 2/1/2031 150,000 114,740
3.25%, 6/1/2031 200,000 161,533
4.40%, 3/1/2032(b) 200,000 173,588
5.90%, 6/15/2032 100,000 96,669
4.50%, 7/1/2040 100,000 77,502
4.20%, 6/1/2041 250,000 183,066
4.95%, 7/1/2050(b) 250,000 199,478
5.25%, 3/1/2052 200,000 164,731
PacifiCorp ,
5.25%, 6/15/2035 177,000 181,522
PECO Energy Co. ,
3.70%, 9/15/2047 250,000 217,019
4.60%, 5/15/2052 30,000 30,017
Progress Energy, Inc. ,
7.75%, 3/1/2031 136,000 158,875
Public Service Co. of
Colorado ,
Series 35, 1.90%, 1/15/2031 200,000 168,879
Series 38, 4.10%, 6/1/2032 30,000 29,913
4.30%, 3/15/2044 250,000 229,948
Series 34, 3.20%,
3/1/2050(b) 200,000 157,003
Series 36, 2.70%, 1/15/2051 200,000 142,240
Series 39, 4.50%, 6/1/2052 30,000 29,310
Public Service Co. of
Oklahoma ,
Series J, 2.20%,
8/15/2031(b) 100,000 83,367
Series K, 3.15%,
8/15/2051(b) 50,000 36,645
Public Service Electric and
Gas Co. ,
1.90%, 8/15/2031(b) 165,000 137,213
3.95%, 5/1/2042 400,000 358,689
3.20%, 8/1/2049 250,000 197,984
Southern California Edison
Co. ,
Series C, 3.50%, 10/1/2023 500,000 499,505
Series C, 4.20%,
6/1/2025(b) 70,000 70,442
Series D, 4.70%, 6/1/2027 75,000 75,135
Series G, 2.50%, 6/1/2031 100,000 83,915
2.75%, 2/1/2032 100,000 84,469
6.00%, 1/15/2034 177,000 190,508
4.00%, 4/1/2047 200,000 162,229
Series C, 4.13%, 3/1/2048 200,000 164,541
Series B, 4.88%, 3/1/2049 300,000 271,756
Series H, 3.65%, 6/1/2051 30,000 23,264
Series E, 5.45%, 6/1/2052 40,000 39,262
Southern Co. (The) ,
3.25%, 7/1/2026 295,000 282,291
4.40%, 7/1/2046 200,000 173,947
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southwestern Electric Power
Co. ,
Series L, 3.85%, 2/1/2048 550,000 445,757
3.25%, 11/1/2051 100,000 73,994
Tampa Electric Co. ,
4.10%, 6/15/2042 100,000 87,164
3.63%, 6/15/2050 40,000 32,403
Tucson Electric Power Co. ,
3.25%, 5/15/2032 20,000 18,033
Union Electric Co. ,
2.15%, 3/15/2032(b) 100,000 83,058
3.65%, 4/15/2045 250,000 206,651
3.25%, 10/1/2049 250,000 194,430
Virginia Electric and Power
Co. ,
2.30%, 11/15/2031 50,000 42,279
Series B, 4.20%, 5/15/2045 200,000 178,917
2.95%, 11/15/2051 50,000 36,949
Series C, 4.63%, 5/15/2052 40,000 38,706
Wisconsin Electric Power Co. ,
1.70%, 6/15/2028 245,000 213,437
5.63%, 5/15/2033 59,000 64,099
Xcel Energy, Inc. ,
3.30%, 6/1/2025 500,000 490,738
4.60%, 6/1/2032 60,000 59,506
6.50%, 7/1/2036 177,000 200,601
30,696,400
Electrical Equipment 0.0%
†
Eaton Corp. ,
3.10%, 9/15/2027 500,000 477,229
Emerson Electric Co. ,
2.00%, 12/21/2028 200,000 176,168
1.95%, 10/15/2030 100,000 84,336
2.20%, 12/21/2031(b) 100,000 84,660
2.80%, 12/21/2051 45,000 32,813
Rockwell Automation, Inc. ,
1.75%, 8/15/2031(b) 50,000 40,737
2.80%, 8/15/2061 60,000 39,917
935,860
Electronic Equipment, Instruments & Components 0.1%
Allegion US Holding Co., Inc. ,
5.41%, 7/1/2032 30,000 29,797
Amphenol Corp. ,
2.80%, 2/15/2030 250,000 218,866
Arrow Electronics, Inc. ,
2.95%, 2/15/2032 160,000 132,759
Avnet, Inc. ,
3.00%, 5/15/2031(b) 100,000 82,675
5.50%, 6/1/2032 20,000 19,624
CDW LLC ,
2.67%, 12/1/2026 150,000 133,640
3.28%, 12/1/2028 150,000 129,391
3.57%, 12/1/2031 150,000 123,925
Corning, Inc. ,
4.38%, 11/15/2057(b) 380,000 310,889
Jabil, Inc. ,
1.70%, 4/15/2026 140,000 125,355
4.25%, 5/15/2027(b) 30,000 29,110

26 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electronic Equipment, Instruments & Components
Jabil, Inc.,
3.00%, 1/15/2031 270,000 226,747
Keysight Technologies, Inc. ,
3.00%, 10/30/2029(b) 75,000 66,651
Teledyne Technologies, Inc. ,
0.95%, 4/1/2024 250,000 236,401
1,865,830
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC ,
1.23%, 12/15/2023 100,000 97,082
2.06%, 12/15/2026(b) 345,000 316,447
3.34%, 12/15/2027 285,000 269,089
3.14%, 11/7/2029 85,000 76,769
5.13%, 9/15/2040(b) 200,000 195,983
Halliburton Co. ,
3.80%, 11/15/2025 101,000 99,995
6.70%, 9/15/2038 300,000 329,568
5.00%, 11/15/2045(b) 300,000 275,102
NOV, Inc. ,
3.95%, 12/1/2042 90,000 66,014
1,726,049
Entertainment 0.3%
Activision Blizzard, Inc. ,
1.35%, 9/15/2030(b) 25,000 20,072
2.50%, 9/15/2050(b) 200,000 136,970
Magallanes, Inc. ,
3.43%, 3/15/2024(f) 180,000 176,460
3.64%, 3/15/2025(b)(f) 390,000 377,718
3.76%, 3/15/2027(f) 450,000 422,096
4.05%, 3/15/2029(b)(f) 130,000 119,077
4.28%, 3/15/2032(f) 230,000 205,561
5.05%, 3/15/2042(f) 200,000 170,158
5.14%, 3/15/2052(f) 1,100,000 923,285
NBCUniversal Media LLC ,
5.95%, 4/1/2041 100,000 110,543
Take-Two Interactive
Software, Inc. ,
3.30%, 3/28/2024(b) 60,000 59,200
3.55%, 4/14/2025(b) 55,000 54,097
3.70%, 4/14/2027 45,000 43,679
4.00%, 4/14/2032 55,000 51,618
TWDC Enterprises 18 Corp. ,
3.15%, 9/17/2025 325,000 319,725
3.00%, 2/13/2026(b) 150,000 145,574
3.00%, 7/30/2046(b) 150,000 114,534
Walt Disney Co. (The) ,
1.75%, 1/13/2026 100,000 92,951
2.00%, 9/1/2029(b) 300,000 257,807
2.65%, 1/13/2031 600,000 528,054
6.55%, 3/15/2033 300,000 346,741
6.20%, 12/15/2034(b) 245,000 279,378
6.65%, 11/15/2037 150,000 178,692
3.50%, 5/13/2040 100,000 85,249
5.40%, 10/1/2043(b) 500,000 529,281
4.70%, 3/23/2050(b) 200,000 197,254
3.60%, 1/13/2051(b) 100,000 83,464
6,029,238
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs) 0.9%
Alexandria Real Estate
Equities, Inc. ,
4.85%, 4/15/2049 300,000 278,052
3.55%, 3/15/2052 70,000 52,386
American Campus
Communities Operating
Partnership LP ,
2.25%, 1/15/2029 100,000 92,601
2.85%, 2/1/2030 250,000 237,276
American Tower Corp. ,
0.60%, 1/15/2024(b) 155,000 147,165
2.40%, 3/15/2025 125,000 118,129
1.45%, 9/15/2026 105,000 91,833
3.65%, 3/15/2027 35,000 33,237
1.50%, 1/31/2028(b) 300,000 249,442
3.95%, 3/15/2029 300,000 279,280
2.90%, 1/15/2030 110,000 94,174
1.88%, 10/15/2030(b) 165,000 128,364
2.30%, 9/15/2031(b) 145,000 114,849
4.05%, 3/15/2032(b) 60,000 54,677
2.95%, 1/15/2051(b) 300,000 203,125
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025(b) 395,000 388,815
1.90%, 12/1/2028 200,000 173,956
3.30%, 6/1/2029 20,000 18,580
2.45%, 1/15/2031 210,000 181,451
2.05%, 1/15/2032(b) 85,000 70,150
Boston Properties LP ,
3.80%, 2/1/2024 250,000 248,734
2.75%, 10/1/2026(b) 250,000 233,020
2.90%, 3/15/2030 100,000 85,050
2.45%, 10/1/2033(b) 300,000 230,433
Brixmor Operating Partnership
LP ,
3.65%, 6/15/2024 500,000 492,755
2.50%, 8/16/2031 100,000 78,416
Broadstone Net Lease LLC ,
2.60%, 9/15/2031 85,000 69,318
Corporate Office Properties
LP ,
2.00%, 1/15/2029 100,000 80,611
2.90%, 12/1/2033 100,000 77,419
Crown Castle International
Corp. ,
3.70%, 6/15/2026(b) 60,000 57,883
2.90%, 3/15/2027(b) 40,000 36,886
3.65%, 9/1/2027 750,000 710,286
3.80%, 2/15/2028 150,000 141,521
3.10%, 11/15/2029(b) 260,000 229,525
2.90%, 4/1/2041 200,000 144,151
4.75%, 5/15/2047 100,000 90,155
CubeSmart LP ,
2.25%, 12/15/2028 155,000 132,440
2.00%, 2/15/2031 200,000 159,001
2.50%, 2/15/2032(b) 175,000 142,113
Duke Realty LP ,
2.88%, 11/15/2029 125,000 112,325
1.75%, 7/1/2030 65,000 53,163
2.25%, 1/15/2032 200,000 166,565

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
EPR Properties ,
4.95%, 4/15/2028 200,000 183,918
Equinix, Inc. ,
2.63%, 11/18/2024(b) 80,000 76,738
1.00%, 9/15/2025(b) 50,000 44,795
1.55%, 3/15/2028 100,000 84,112
2.00%, 5/15/2028(b) 30,000 25,754
3.20%, 11/18/2029(b) 105,000 93,276
2.50%, 5/15/2031 90,000 72,928
2.95%, 9/15/2051 100,000 67,473
3.40%, 2/15/2052(b) 200,000 147,975
ERP Operating LP ,
1.85%, 8/1/2031(b) 30,000 24,613
4.50%, 7/1/2044(b) 350,000 332,710
Essential Properties LP ,
2.95%, 7/15/2031 100,000 78,353
Essex Portfolio LP ,
3.38%, 4/15/2026(b) 300,000 289,623
4.00%, 3/1/2029 100,000 95,460
3.00%, 1/15/2030 75,000 66,279
2.65%, 3/15/2032 35,000 29,057
Extra Space Storage LP ,
2.35%, 3/15/2032 40,000 31,707
Federal Realty OP LP ,
3.50%, 6/1/2030 200,000 181,475
GLP Capital LP ,
5.30%, 1/15/2029 500,000 477,555
Healthcare Trust of America
Holdings LP ,
3.10%, 2/15/2030 250,000 215,402
Healthpeak Properties, Inc. ,
1.35%, 2/1/2027(b) 60,000 52,570
3.50%, 7/15/2029 125,000 115,222
3.00%, 1/15/2030 180,000 158,904
Highwoods Realty LP ,
3.05%, 2/15/2030 250,000 215,195
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 100,000 84,647
Series J, 2.90%,
12/15/2031(b) 80,000 63,517
Invitation Homes Operating
Partnership LP ,
2.30%, 11/15/2028 125,000 105,144
4.15%, 4/15/2032 100,000 90,793
2.70%, 1/15/2034 200,000 153,834
Kilroy Realty LP ,
3.05%, 2/15/2030 100,000 85,696
Kimco Realty Corp. ,
2.25%, 12/1/2031 25,000 20,097
4.45%, 9/1/2047 250,000 219,346
Life Storage LP ,
2.40%, 10/15/2031 90,000 71,625
Mid-America Apartments LP ,
1.10%, 9/15/2026 30,000 26,341
2.75%, 3/15/2030 50,000 43,554
National Retail Properties,
Inc. ,
2.50%, 4/15/2030 300,000 255,503
3.50%, 4/15/2051 40,000 29,922
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 550,000 521,392
3.63%, 10/1/2029 100,000 84,866
Phillips Edison Grocery Center
Operating Partnership I LP ,
2.63%, 11/15/2031 100,000 77,367
Physicians Realty LP ,
2.63%, 11/1/2031 50,000 40,248
Prologis LP ,
2.25%, 4/15/2030 160,000 138,461
1.25%, 10/15/2030(b) 65,000 51,382
3.00%, 4/15/2050(b) 65,000 49,215
2.13%, 10/15/2050 155,000 98,616
Public Storage ,
1.50%, 11/9/2026(b) 140,000 126,582
1.85%, 5/1/2028(b) 185,000 160,209
1.95%, 11/9/2028(b) 135,000 116,722
2.30%, 5/1/2031(b) 160,000 134,412
2.25%, 11/9/2031(b) 100,000 82,656
Rayonier LP ,
2.75%, 5/17/2031 45,000 37,562
Realty Income Corp. ,
0.75%, 3/15/2026 70,000 61,570
3.25%, 1/15/2031(b) 265,000 240,904
2.85%, 12/15/2032 400,000 343,815
1.80%, 3/15/2033 55,000 42,066
Regency Centers LP ,
2.95%, 9/15/2029 50,000 43,932
3.70%, 6/15/2030 300,000 272,221
Rexford Industrial Realty LP ,
2.15%, 9/1/2031 90,000 70,750
Sabra Health Care LP ,
3.90%, 10/15/2029 250,000 220,701
3.20%, 12/1/2031 100,000 79,361
Simon Property Group LP ,
3.30%, 1/15/2026 170,000 164,429
1.38%, 1/15/2027(b) 100,000 87,543
2.45%, 9/13/2029 250,000 212,393
2.65%, 2/1/2032 100,000 82,710
4.25%, 11/30/2046 350,000 301,477
SITE Centers Corp. ,
3.63%, 2/1/2025 500,000 485,975
Spirit Realty LP ,
3.40%, 1/15/2030 250,000 216,481
STORE Capital Corp. ,
2.70%, 12/1/2031 100,000 80,064
Sun Communities Operating
LP ,
2.30%, 11/1/2028 65,000 55,602
2.70%, 7/15/2031 195,000 157,144
4.20%, 4/15/2032 30,000 27,274
UDR, Inc. ,
3.00%, 8/15/2031 250,000 213,606
1.90%, 3/15/2033 55,000 41,559
Ventas Realty LP ,
4.00%, 3/1/2028 250,000 238,729
3.00%, 1/15/2030 100,000 87,492
2.50%, 9/1/2031 100,000 82,121

28 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
VICI Properties LP ,
4.75%, 2/15/2028 85,000 81,130
4.95%, 2/15/2030(b) 80,000 75,817
5.13%, 5/15/2032 85,000 80,099
5.63%, 5/15/2052(b) 30,000 27,305
Welltower, Inc. ,
4.25%, 4/1/2026 500,000 494,579
2.05%, 1/15/2029 70,000 58,915
3.10%, 1/15/2030 100,000 88,559
2.75%, 1/15/2031 300,000 253,033
2.75%, 1/15/2032(b) 200,000 166,583
Weyerhaeuser Co. ,
7.38%, 3/15/2032 193,000 223,246
WP Carey, Inc. ,
3.85%, 7/15/2029 120,000 111,713
2.45%, 2/1/2032(b) 70,000 56,299
18,537,312
Food & Staples Retailing 0.3%
Costco Wholesale Corp. ,
1.60%, 4/20/2030 500,000 421,749
Kroger Co. (The) ,
4.00%, 2/1/2024(b) 500,000 501,717
1.70%, 1/15/2031(b) 290,000 231,226
7.50%, 4/1/2031(b) 257,000 304,810
5.40%, 7/15/2040 200,000 201,809
5.40%, 1/15/2049(b) 50,000 52,318
3.95%, 1/15/2050 100,000 84,364
Sysco Corp. ,
2.40%, 2/15/2030 100,000 85,281
5.95%, 4/1/2030(b) 200,000 213,232
2.45%, 12/14/2031(b) 100,000 83,031
6.60%, 4/1/2050 300,000 345,951
3.15%, 12/14/2051 50,000 35,754
Walgreens Boots Alliance,
Inc. ,
0.95%, 11/17/2023 200,000 193,436
3.45%, 6/1/2026 20,000 19,449
3.20%, 4/15/2030(b) 500,000 441,382
4.80%, 11/18/2044 70,000 61,223
Walmart, Inc. ,
3.30%, 4/22/2024(b) 725,000 726,393
1.05%, 9/17/2026(b) 50,000 45,467
1.50%, 9/22/2028(b) 100,000 87,701
1.80%, 9/22/2031(b) 600,000 509,403
2.50%, 9/22/2041(b) 600,000 466,234
4.05%, 6/29/2048 125,000 122,175
2.65%, 9/22/2051(b) 400,000 300,707
5,534,812
Food Products 0.3%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032 20,000 18,039
4.02%, 4/16/2043 172,000 156,259
2.70%, 9/15/2051 80,000 58,373
Bunge Ltd. Finance Corp. ,
2.75%, 5/14/2031(b) 100,000 82,538
Campbell Soup Co. ,
4.15%, 3/15/2028 500,000 491,004
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Conagra Brands, Inc. ,
7.00%, 10/1/2028 221,000 238,711
5.30%, 11/1/2038(b) 250,000 235,707
General Mills, Inc. ,
4.20%, 4/17/2028(b) 500,000 496,068
2.25%, 10/14/2031 100,000 81,990
3.00%, 2/1/2051(b) 100,000 72,659
Hershey Co. (The) ,
2.45%, 11/15/2029 250,000 223,892
Hormel Foods Corp. ,
1.70%, 6/3/2028(b) 200,000 176,663
3.05%, 6/3/2051(b) 200,000 154,004
Ingredion, Inc. ,
2.90%, 6/1/2030(b) 200,000 173,329
J M Smucker Co. (The) ,
2.13%, 3/15/2032(b) 100,000 80,870
4.25%, 3/15/2035 300,000 277,222
Kellogg Co. ,
3.25%, 4/1/2026(b) 125,000 121,593
4.50%, 4/1/2046(b) 250,000 229,476
Kraft Heinz Foods Co. ,
5.00%, 6/4/2042 1,000,000 913,596
5.50%, 6/1/2050 200,000 191,983
McCormick & Co., Inc. ,
3.40%, 8/15/2027(b) 100,000 95,546
Mead Johnson Nutrition Co. ,
4.60%, 6/1/2044(b) 250,000 240,720
Mondelez International, Inc. ,
1.50%, 5/4/2025 60,000 56,014
2.75%, 4/13/2030 92,000 80,796
1.50%, 2/4/2031 70,000 54,881
2.63%, 9/4/2050 40,000 27,199
Tyson Foods, Inc. ,
3.55%, 6/2/2027 500,000 479,125
4.55%, 6/2/2047 100,000 91,341
5.10%, 9/28/2048 250,000 250,271
Unilever Capital Corp. ,
2.00%, 7/28/2026(b) 100,000 94,091
1.38%, 9/14/2030 165,000 134,132
5.90%, 11/15/2032(b) 206,000 233,110
2.63%, 8/12/2051(b) 200,000 144,550
6,455,752
Gas Utilities 0.1%
Atmos Energy Corp. ,
3.00%, 6/15/2027(b) 500,000 479,199
4.30%, 10/1/2048 100,000 92,940
3.38%, 9/15/2049(b) 160,000 127,684
CenterPoint Energy
Resources Corp. ,
4.40%, 7/1/2032 40,000 39,399
Eastern Energy Gas Holdings
LLC ,
Series A, 2.50%, 11/15/2024 100,000 96,596
ONE Gas, Inc. ,
4.66%, 2/1/2044 250,000 225,880
Piedmont Natural Gas Co.,
Inc. ,
3.35%, 6/1/2050 150,000 111,556

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Gas Utilities
Southern California Gas Co. ,
2.95%, 4/15/2027(b) 80,000 75,727
Southwest Gas Corp. ,
4.05%, 3/15/2032 100,000 90,740
3.18%, 8/15/2051 90,000 62,855
Washington Gas Light Co. ,
3.65%, 9/15/2049 100,000 82,708
1,485,284
Health Care Equipment & Supplies 0.2%
Abbott Laboratories ,
3.88%, 9/15/2025 90,000 90,885
3.75%, 11/30/2026(b) 298,000 299,548
1.15%, 1/30/2028(b) 90,000 78,410
1.40%, 6/30/2030 95,000 79,202
5.30%, 5/27/2040(b) 500,000 543,628
4.90%, 11/30/2046 250,000 261,976
Baxter International, Inc. ,
2.60%, 8/15/2026(b) 460,000 430,390
1.92%, 2/1/2027(b) 280,000 250,748
2.27%, 12/1/2028(b) 190,000 166,388
2.54%, 2/1/2032(b) 300,000 253,249
3.13%, 12/1/2051 30,000 21,683
Becton Dickinson and Co. ,
3.73%, 12/15/2024 156,000 155,281
3.70%, 6/6/2027 326,000 315,032
4.67%, 6/6/2047 200,000 187,098
3.79%, 5/20/2050(b) 200,000 165,023
Boston Scientific Corp. ,
4.70%, 3/1/2049(b) 100,000 95,512
DH Europe Finance II Sarl ,
2.60%, 11/15/2029(b) 100,000 89,669
3.25%, 11/15/2039 100,000 82,955
3.40%, 11/15/2049 140,000 112,484
Koninklijke Philips NV ,
5.00%, 3/15/2042 250,000 240,420
Medtronic, Inc. ,
4.38%, 3/15/2035 350,000 349,003
4.63%, 3/15/2045(b) 100,000 100,282
STERIS Irish FinCo. UnLtd
Co. ,
2.70%, 3/15/2031(b) 150,000 126,116
Stryker Corp. ,
3.38%, 11/1/2025 160,000 157,172
3.50%, 3/15/2026 70,000 68,696
4.63%, 3/15/2046 200,000 189,009
Zimmer Biomet Holdings, Inc. ,
2.60%, 11/24/2031 200,000 163,702
4.45%, 8/15/2045 150,000 127,828
5,201,389
Health Care Providers & Services 0.9%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 57,000 54,623
Series 2020, 3.01%,
6/15/2050 66,000 48,968
Aetna, Inc. ,
6.63%, 6/15/2036(b) 250,000 282,107
3.88%, 8/15/2047 200,000 165,214
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Allina Health System ,
Series 2019, 3.89%,
4/15/2049 50,000 44,200
AmerisourceBergen Corp. ,
4.30%, 12/15/2047(b) 200,000 180,030
Ascension Health ,
Series B, 3.11%, 11/15/2039 218,000 179,535
Banner Health ,
Series 2020, 3.18%,
1/1/2050(b) 39,000 30,689
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050(b) 86,000 62,949
Cardinal Health, Inc. ,
3.41%, 6/15/2027(b) 500,000 480,807
4.37%, 6/15/2047 200,000 169,948
Cigna Corp. ,
3.00%, 7/15/2023 500,000 496,248
3.50%, 6/15/2024 500,000 496,858
3.25%, 4/15/2025 250,000 245,122
4.50%, 2/25/2026 350,000 353,494
3.05%, 10/15/2027 400,000 375,784
4.38%, 10/15/2028 300,000 297,685
2.38%, 3/15/2031(b) 110,000 92,837
4.80%, 7/15/2046(b) 250,000 238,145
4.90%, 12/15/2048 600,000 575,909
Cleveland Clinic Foundation
(The) ,
4.86%, 1/1/2114(b) 30,000 29,094
CommonSpirit Health ,
1.55%, 10/1/2025 37,000 34,130
2.78%, 10/1/2030 77,000 66,545
3.82%, 10/1/2049 108,000 90,042
4.19%, 10/1/2049 37,000 31,071
3.91%, 10/1/2050 149,000 119,594
CVS Health Corp. ,
4.10%, 3/25/2025 61,000 61,393
2.88%, 6/1/2026(b) 400,000 380,661
4.30%, 3/25/2028 652,000 645,102
1.75%, 8/21/2030 360,000 288,339
1.88%, 2/28/2031 210,000 168,162
2.13%, 9/15/2031(b) 10,000 8,111
4.88%, 7/20/2035 200,000 197,929
4.13%, 4/1/2040 200,000 174,569
5.13%, 7/20/2045 300,000 288,967
5.05%, 3/25/2048 900,000 861,523
4.25%, 4/1/2050 85,000 73,179
Elevance Health, Inc. ,
4.10%, 3/1/2028 750,000 742,219
2.25%, 5/15/2030 200,000 170,898
4.10%, 5/15/2032 40,000 38,914
4.63%, 5/15/2042 250,000 237,398
5.10%, 1/15/2044 300,000 299,883
4.65%, 8/15/2044 100,000 94,992
4.55%, 5/15/2052 40,000 37,620
Hackensack Meridian Health,
Inc. ,
Series 2020, 2.88%,
9/1/2050 117,000 84,681

30 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
HCA, Inc. ,
5.00%, 3/15/2024 1,000,000 1,004,505
5.25%, 6/15/2026 350,000 348,222
5.38%, 9/1/2026 220,000 218,149
3.13%, 3/15/2027(b)(f) 30,000 27,256
4.13%, 6/15/2029 250,000 227,946
2.38%, 7/15/2031 50,000 38,986
3.63%, 3/15/2032(f) 375,000 316,351
5.50%, 6/15/2047 350,000 312,211
5.25%, 6/15/2049 80,000 68,900
4.63%, 3/15/2052(f) 330,000 264,020
Humana, Inc. ,
1.35%, 2/3/2027 280,000 244,814
3.70%, 3/23/2029 100,000 94,664
2.15%, 2/3/2032(b) 215,000 174,093
3.95%, 8/15/2049 150,000 126,782
Johns Hopkins Health System
Corp. (The) ,
3.84%, 5/15/2046 20,000 18,131
Kaiser Foundation Hospitals ,
Series 2021, 2.81%,
6/1/2041(b) 86,000 66,683
4.88%, 4/1/2042(b) 250,000 255,361
Series 2019, 3.27%,
11/1/2049(b) 122,000 96,741
Laboratory Corp. of America
Holdings ,
1.55%, 6/1/2026 35,000 31,400
2.95%, 12/1/2029(b) 250,000 220,038
4.70%, 2/1/2045 75,000 66,604
Mass General Brigham, Inc. ,
Series 2017, 3.77%,
7/1/2048 43,000 37,492
Series 2020, 3.19%,
7/1/2049 100,000 76,972
Mayo Clinic ,
Series 2021, 3.20%,
11/15/2061 79,000 59,865
McKesson Corp. ,
1.30%, 8/15/2026 100,000 88,980
3.95%, 2/16/2028 250,000 243,103
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 57,000 43,509
4.13%, 7/1/2052 50,000 46,336
Mount Sinai Hospitals Group,
Inc. ,
Series 2017, 3.98%,
7/1/2048 33,000 29,097
New York and Presbyterian
Hospital (The) ,
2.61%, 8/1/2060 250,000 161,528
Northwell Healthcare, Inc. ,
3.98%, 11/1/2046 150,000 130,313
4.26%, 11/1/2047 35,000 32,080
Novant Health, Inc. ,
3.17%, 11/1/2051 130,000 100,937
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
PeaceHealth Obligated Group ,
Series 2018, 4.79%,
11/15/2048 100,000 99,342
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 38,000 33,198
Series 21A, 2.70%,
10/1/2051 151,000 102,498
Quest Diagnostics, Inc. ,
3.50%, 3/30/2025(b) 370,000 364,274
4.20%, 6/30/2029 100,000 97,206
2.95%, 6/30/2030 75,000 65,997
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 30,000 26,226
Sutter Health ,
Series 2018, 3.70%,
8/15/2028 40,000 39,075
Series 2018, 4.09%,
8/15/2048 50,000 44,137
Series 20A, 3.36%,
8/15/2050 134,000 102,798
Trinity Health Corp. ,
Series 2019, 3.43%,
12/1/2048 62,000 51,514
UnitedHealth Group, Inc. ,
1.15%, 5/15/2026(b) 120,000 108,794
3.38%, 4/15/2027(b) 200,000 196,739
3.70%, 5/15/2027(b) 55,000 54,805
2.95%, 10/15/2027(b) 200,000 192,073
4.00%, 5/15/2029 100,000 99,050
2.30%, 5/15/2031(b) 75,000 64,955
4.20%, 5/15/2032 140,000 139,886
4.63%, 7/15/2035 105,000 106,555
5.80%, 3/15/2036 500,000 560,021
3.05%, 5/15/2041(b) 180,000 145,073
3.95%, 10/15/2042(b) 250,000 224,102
4.75%, 7/15/2045 250,000 251,416
3.70%, 8/15/2049 500,000 426,426
3.25%, 5/15/2051 60,000 47,079
4.75%, 5/15/2052 200,000 199,898
3.88%, 8/15/2059 100,000 86,376
3.13%, 5/15/2060(b) 100,000 72,960
4.95%, 5/15/2062 100,000 101,388
Universal Health Services,
Inc. ,
1.65%, 9/1/2026(f) 100,000 86,726
2.65%, 1/15/2032(f) 100,000 77,823
Willis-Knighton Medical
Center ,
Series 2018, 4.81%,
9/1/2048 41,000 41,049
19,677,696
Hotels, Restaurants & Leisure 0.2%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 200,000 198,857
Expedia Group, Inc. ,
3.80%, 2/15/2028(b) 200,000 182,272
3.25%, 2/15/2030(b) 165,000 137,606

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Hyatt Hotels Corp. ,
4.85%, 3/15/2026 100,000 99,600
Marriott International, Inc. ,
Series EE, 5.75%,
5/1/2025(b) 166,000 172,211
Series HH, 2.85%,
4/15/2031 200,000 165,856
Series GG, 3.50%,
10/15/2032 200,000 172,515
McDonald's Corp. ,
3.80%, 4/1/2028(b) 200,000 195,978
4.70%, 12/9/2035 400,000 398,111
4.88%, 7/15/2040 250,000 243,807
4.88%, 12/9/2045 250,000 245,626
3.63%, 9/1/2049 200,000 165,132
4.20%, 4/1/2050 50,000 44,654
Starbucks Corp. ,
3.50%, 3/1/2028(b) 250,000 240,365
2.55%, 11/15/2030(b) 200,000 170,597
3.00%, 2/14/2032(b) 140,000 121,694
4.45%, 8/15/2049 250,000 224,139
3.50%, 11/15/2050(b) 200,000 156,482
3,335,502
Household Durables 0.1%
DR Horton, Inc. ,
2.50%, 10/15/2024(b) 215,000 205,602
1.30%, 10/15/2026 220,000 190,052
Leggett & Platt, Inc. ,
3.50%, 11/15/2051 50,000 37,942
MDC Holdings, Inc. ,
6.00%, 1/15/2043(b) 100,000 81,685
PulteGroup, Inc. ,
6.38%, 5/15/2033(b) 50,000 51,457
Whirlpool Corp. ,
3.70%, 5/1/2025(b) 500,000 496,676
2.40%, 5/15/2031(b) 175,000 145,056
4.70%, 5/14/2032(b) 20,000 19,874
1,228,344
Household Products 0.1%
Church & Dwight Co., Inc. ,
2.30%, 12/15/2031(b) 100,000 84,109
5.00%, 6/15/2052 40,000 40,892
Clorox Co. (The) ,
4.60%, 5/1/2032 100,000 100,449
Kimberly-Clark Corp. ,
6.63%, 8/1/2037 130,000 158,090
3.20%, 7/30/2046(b) 165,000 132,078
2.88%, 2/7/2050(b) 100,000 75,754
Procter & Gamble Co. (The) ,
0.55%, 10/29/2025(b) 240,000 220,695
1.00%, 4/23/2026(b) 170,000 156,100
2.85%, 8/11/2027(b) 250,000 241,933
1.20%, 10/29/2030(b) 100,000 81,659
1.95%, 4/23/2031(b) 300,000 258,941
3.60%, 3/25/2050 300,000 275,138
1,825,838
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) ,
2.45%, 1/15/2031(b) 400,000 321,707
Constellation Energy
Generation LLC ,
6.25%, 10/1/2039(b) 180,000 184,016
Oglethorpe Power Corp. ,
4.50%, 4/1/2047(f) 40,000 34,502
5.25%, 9/1/2050 200,000 189,936
Southern Power Co. ,
0.90%, 1/15/2026 200,000 178,603
908,764
Industrial Conglomerates 0.2%
3M Co. ,
2.00%, 2/14/2025(b) 200,000 192,609
3.00%, 8/7/2025(b) 400,000 393,702
2.38%, 8/26/2029(b) 200,000 179,388
3.05%, 4/15/2030 100,000 93,281
5.70%, 3/15/2037 415,000 466,385
3.25%, 8/26/2049 90,000 71,481
GE Capital International
Funding Co. Unlimited Co. ,
4.42%, 11/15/2035 900,000 840,596
General Electric Co. ,
Series A, 6.75%, 3/15/2032 175,000 195,776
Honeywell International, Inc. ,
1.35%, 6/1/2025(b) 40,000 37,648
2.50%, 11/1/2026(b) 500,000 476,934
1.10%, 3/1/2027(b) 100,000 88,869
2.70%, 8/15/2029(b) 500,000 458,912
1.75%, 9/1/2031(b) 100,000 82,616
2.80%, 6/1/2050(b) 90,000 69,261
Pentair Finance Sarl ,
5.90%, 7/15/2032 30,000 30,028
Trane Technologies
Luxembourg Finance SA ,
4.50%, 3/21/2049 250,000 222,949
3,900,435
Insurance 0.6%
Aflac, Inc. ,
3.60%, 4/1/2030(b) 500,000 473,498
Alleghany Corp. ,
3.63%, 5/15/2030 50,000 46,783
3.25%, 8/15/2051 50,000 36,321
Allstate Corp. (The) ,
(ICE LIBOR USD 3
Month + 2.12%), 6.50%,
5/15/2057(c) 195,000 197,208
American International Group,
Inc. ,
2.50%, 6/30/2025 150,000 142,957
3.90%, 4/1/2026 175,000 171,462
4.80%, 7/10/2045 150,000 139,624
4.38%, 6/30/2050 200,000 177,349
Aon Corp. ,
2.80%, 5/15/2030 200,000 174,826
2.05%, 8/23/2031(b) 50,000 40,156
2.60%, 12/2/2031 25,000 20,959

32 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Aon Corp.,
2.90%, 8/23/2051 50,000 34,695
3.90%, 2/28/2052(b) 30,000 24,537
Aon Global Ltd. ,
4.60%, 6/14/2044 250,000 225,127
Arch Capital Finance LLC ,
5.03%, 12/15/2046 250,000 235,331
Arthur J Gallagher & Co. ,
2.40%, 11/9/2031(b) 200,000 163,311
3.05%, 3/9/2052 100,000 69,368
Athene Holding Ltd. ,
6.15%, 4/3/2030 450,000 449,151
Berkshire Hathaway Finance
Corp. ,
2.30%, 3/15/2027(b) 100,000 94,455
4.40%, 5/15/2042 140,000 131,805
4.30%, 5/15/2043(b) 250,000 231,679
4.25%, 1/15/2049 300,000 276,306
2.85%, 10/15/2050 45,000 32,395
3.85%, 3/15/2052 100,000 85,605
Brighthouse Financial, Inc. ,
4.70%, 6/22/2047 150,000 119,391
Brown & Brown, Inc. ,
4.20%, 3/17/2032(b) 30,000 27,307
4.95%, 3/17/2052(b) 25,000 21,930
Chubb Corp. (The) ,
6.00%, 5/11/2037 165,000 190,217
Chubb INA Holdings, Inc. ,
3.35%, 5/3/2026(b) 90,000 88,016
4.35%, 11/3/2045(b) 250,000 235,809
2.85%, 12/15/2051(b) 50,000 36,539
3.05%, 12/15/2061 35,000 24,992
Corebridge Financial, Inc. ,
3.50%, 4/4/2025(f) 50,000 48,579
3.65%, 4/5/2027(f) 50,000 47,002
3.85%, 4/5/2029(f) 50,000 46,206
3.90%, 4/5/2032(b)(f) 50,000 44,856
4.35%, 4/5/2042(f) 50,000 42,639
4.40%, 4/5/2052(f) 50,000 41,683
Enstar Group Ltd. ,
3.10%, 9/1/2031 80,000 63,800
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 125,000 94,794
3.13%, 10/15/2052 50,000 35,418
Fairfax Financial Holdings
Ltd. ,
4.63%, 4/29/2030(b) 200,000 192,018
Fidelity National Financial,
Inc. ,
3.20%, 9/17/2051 35,000 22,040
First American Financial
Corp. ,
2.40%, 8/15/2031 75,000 57,828
Globe Life, Inc. ,
2.15%, 8/15/2030 250,000 204,278
Hanover Insurance Group,
Inc. (The) ,
2.50%, 9/1/2030 100,000 83,454
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041(b) 309,000 335,652
Kemper Corp. ,
3.80%, 2/23/2032 30,000 26,507
Lincoln National Corp. ,
3.05%, 1/15/2030 500,000 441,084
Loews Corp. ,
4.13%, 5/15/2043 200,000 170,782
Manulife Financial Corp. ,
(USD ICE Swap Rate 5
Year + 1.65%), 4.06%,
2/24/2032(c) 500,000 462,330
3.70%, 3/16/2032 20,000 18,379
Markel Corp. ,
3.35%, 9/17/2029 475,000 436,202
3.45%, 5/7/2052 100,000 74,857
Marsh & McLennan Cos., Inc. ,
4.20%, 3/1/2048 500,000 442,117
MetLife, Inc. ,
3.60%, 11/13/2025 500,000 496,794
5.70%, 6/15/2035(b) 159,000 173,557
6.40%, 12/15/2036 300,000 301,578
4.88%, 11/13/2043 250,000 246,407
Nationwide Financial Services,
Inc. ,
6.75%, 5/15/2037(g) 40,000 39,400
Old Republic International
Corp. ,
3.88%, 8/26/2026 200,000 194,369
Principal Financial Group, Inc. ,
3.40%, 5/15/2025 500,000 489,434
4.30%, 11/15/2046 200,000 184,424
Progressive Corp. (The) ,
2.50%, 3/15/2027(b) 40,000 37,809
3.00%, 3/15/2032(b) 30,000 26,872
6.25%, 12/1/2032(b) 162,000 185,987
3.70%, 1/26/2045 250,000 213,268
Prudential Financial, Inc. ,
4.60%, 5/15/2044(b) 250,000 234,263
3.91%, 12/7/2047 186,000 160,369
3.94%, 12/7/2049 505,000 434,688
Travelers Cos., Inc. (The) ,
5.35%, 11/1/2040(b) 250,000 261,885
4.10%, 3/4/2049 200,000 180,651
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 192,000 225,395
Unum Group ,
4.00%, 6/15/2029 250,000 235,575
4.13%, 6/15/2051(b) 50,000 36,876
W R Berkley Corp. ,
4.00%, 5/12/2050 100,000 83,445
Willis North America, Inc. ,
4.65%, 6/15/2027 50,000 49,182
4.50%, 9/15/2028 400,000 383,947
2.95%, 9/15/2029 65,000 55,725
12,783,514

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Interactive Media & Services 0.1%
Alphabet, Inc. ,
3.38%, 2/25/2024(b) 750,000 754,194
0.45%, 8/15/2025 45,000 41,359
2.00%, 8/15/2026(b) 500,000 473,436
0.80%, 8/15/2027 90,000 78,181
1.10%, 8/15/2030 165,000 135,419
1.90%, 8/15/2040 100,000 71,686
2.05%, 8/15/2050(b) 500,000 335,205
Baidu, Inc. ,
3.88%, 9/29/2023(b) 400,000 401,470
4.38%, 3/29/2028(b) 200,000 196,593
2,487,543
Internet & Direct Marketing Retail 0.3%
Alibaba Group Holding Ltd. ,
3.40%, 12/6/2027(b) 500,000 477,699
4.00%, 12/6/2037 200,000 172,714
4.20%, 12/6/2047(b) 500,000 413,901
Amazon.com, Inc. ,
0.45%, 5/12/2024(b) 250,000 237,699
2.80%, 8/22/2024 250,000 248,017
1.00%, 5/12/2026(b) 250,000 227,352
3.30%, 4/13/2027 195,000 191,306
3.15%, 8/22/2027(b) 250,000 243,068
1.65%, 5/12/2028(b) 200,000 177,216
3.45%, 4/13/2029(b) 180,000 174,975
1.50%, 6/3/2030(b) 500,000 415,438
2.10%, 5/12/2031(b) 300,000 256,997
3.60%, 4/13/2032(b) 270,000 259,987
4.80%, 12/5/2034(b) 100,000 104,728
3.88%, 8/22/2037 350,000 331,771
2.88%, 5/12/2041(b) 200,000 160,068
4.05%, 8/22/2047 500,000 468,001
2.50%, 6/3/2050 250,000 176,198
3.10%, 5/12/2051 300,000 236,239
3.95%, 4/13/2052 190,000 175,546
4.25%, 8/22/2057 250,000 234,545
2.70%, 6/3/2060 100,000 67,733
3.25%, 5/12/2061 200,000 152,052
eBay, Inc. ,
1.40%, 5/10/2026 40,000 35,980
3.60%, 6/5/2027(b) 500,000 479,560
2.60%, 5/10/2031(b) 75,000 62,347
3.65%, 5/10/2051 100,000 77,182
JD.com, Inc. ,
3.38%, 1/14/2030(b) 200,000 182,707
6,441,026
IT Services 0.4%
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028(b) 120,000 107,931
1.25%, 9/1/2030(b) 400,000 326,711
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 215,000 207,921
2.60%, 5/1/2031 135,000 112,745
CGI, Inc. ,
1.45%, 9/14/2026 50,000 44,155
2.30%, 9/14/2031 50,000 40,116
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
DXC Technology Co. ,
1.80%, 9/15/2026 100,000 89,860
2.38%, 9/15/2028(b) 100,000 86,045
Fidelity National Information
Services, Inc. ,
1.15%, 3/1/2026 95,000 83,999
1.65%, 3/1/2028(b) 110,000 93,835
2.25%, 3/1/2031(b) 270,000 219,139
3.10%, 3/1/2041 75,000 54,728
Fiserv, Inc. ,
2.75%, 7/1/2024(b) 350,000 341,401
2.25%, 6/1/2027(b) 400,000 357,753
3.50%, 7/1/2029 300,000 273,656
2.65%, 6/1/2030(b) 215,000 182,103
4.40%, 7/1/2049 200,000 171,882
Global Payments, Inc. ,
2.65%, 2/15/2025(b) 250,000 238,582
2.15%, 1/15/2027 90,000 79,881
4.45%, 6/1/2028(b) 300,000 288,683
3.20%, 8/15/2029 150,000 131,082
2.90%, 11/15/2031 155,000 126,936
International Business
Machines Corp. ,
3.30%, 5/15/2026 400,000 390,134
3.50%, 5/15/2029 400,000 380,288
1.95%, 5/15/2030(b) 400,000 335,215
5.88%, 11/29/2032 53,000 57,788
4.15%, 5/15/2039 300,000 270,675
4.00%, 6/20/2042 500,000 433,056
4.25%, 5/15/2049 300,000 265,111
Kyndryl Holdings, Inc. ,
3.15%, 10/15/2031(b)(f) 150,000 111,057
Mastercard, Inc. ,
2.00%, 3/3/2025(b) 300,000 288,684
3.30%, 3/26/2027(b) 60,000 58,957
2.95%, 6/1/2029 200,000 187,392
3.35%, 3/26/2030 370,000 353,138
2.00%, 11/18/2031(b) 300,000 252,833
3.80%, 11/21/2046(b) 250,000 225,756
PayPal Holdings, Inc. ,
2.40%, 10/1/2024(b) 85,000 82,867
1.65%, 6/1/2025 95,000 89,616
2.85%, 10/1/2029(b) 170,000 153,823
2.30%, 6/1/2030(b) 100,000 85,846
4.40%, 6/1/2032 60,000 59,399
3.25%, 6/1/2050 120,000 90,674
5.05%, 6/1/2052 60,000 59,491
5.25%, 6/1/2062 60,000 59,326
Visa, Inc. ,
3.15%, 12/14/2025 135,000 132,895
1.10%, 2/15/2031(b) 300,000 240,001
4.30%, 12/14/2045 750,000 740,869
Western Union Co. (The) ,
6.20%, 11/17/2036 150,000 152,400
9,216,435
Leisure Products 0.0%
†
Brunswick Corp. ,
2.40%, 8/18/2031 65,000 48,101
4.40%, 9/15/2032(b) 100,000 86,403

34 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Leisure Products
Brunswick Corp.,
5.10%, 4/1/2052 30,000 22,385
Hasbro, Inc. ,
3.00%, 11/19/2024(b) 100,000 97,354
3.55%, 11/19/2026(b) 100,000 95,575
3.90%, 11/19/2029 100,000 91,827
5.10%, 5/15/2044(b) 100,000 89,508
531,153
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029(b) 165,000 144,036
Bio-Rad Laboratories, Inc. ,
3.70%, 3/15/2032(b) 50,000 44,431
Danaher Corp. ,
3.35%, 9/15/2025(b) 250,000 246,990
2.80%, 12/10/2051 140,000 100,853
PerkinElmer, Inc. ,
1.90%, 9/15/2028 60,000 49,992
3.30%, 9/15/2029 100,000 88,642
2.25%, 9/15/2031(b) 35,000 27,657
Thermo Fisher Scientific, Inc. ,
1.75%, 10/15/2028(b) 115,000 100,539
2.60%, 10/1/2029(b) 325,000 294,524
2.00%, 10/15/2031(b) 55,000 46,111
2.80%, 10/15/2041 30,000 23,563
5.30%, 2/1/2044 100,000 107,230
1,274,568
Machinery 0.2%
Caterpillar, Inc. ,
2.60%, 9/19/2029 70,000 63,861
6.05%, 8/15/2036 177,000 204,708
3.25%, 9/19/2049(b) 330,000 271,197
CNH Industrial Capital LLC ,
3.95%, 5/23/2025 30,000 29,683
1.45%, 7/15/2026(b) 150,000 132,472
Cummins, Inc. ,
2.60%, 9/1/2050(b) 50,000 34,170
Deere & Co. ,
3.90%, 6/9/2042(b) 250,000 234,735
Dover Corp. ,
2.95%, 11/4/2029 45,000 40,861
5.38%, 3/1/2041 100,000 100,354
Flowserve Corp. ,
2.80%, 1/15/2032 100,000 78,762
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041(b) 200,000 201,835
Otis Worldwide Corp. ,
3.11%, 2/15/2040 300,000 232,269
Parker-Hannifin Corp. ,
3.65%, 6/15/2024 90,000 89,391
4.25%, 9/15/2027 65,000 64,546
4.50%, 9/15/2029 95,000 94,529
4.20%, 11/21/2034 300,000 278,650
Stanley Black & Decker, Inc. ,
4.25%, 11/15/2028(b) 250,000 250,360
2.30%, 3/15/2030 500,000 428,729
3.00%, 5/15/2032(b) 40,000 35,252
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Westinghouse Air Brake
Technologies Corp. ,
4.95%, 9/15/2028(e) 250,000 241,426
3,107,790
Media 0.6%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 410,000 410,951
4.20%, 3/15/2028 200,000 186,860
2.25%, 1/15/2029 100,000 82,167
5.05%, 3/30/2029 150,000 144,369
2.30%, 2/1/2032(b) 300,000 226,989
4.40%, 4/1/2033(b) 75,000 66,963
6.38%, 10/23/2035 300,000 301,714
3.50%, 3/1/2042 100,000 69,394
5.38%, 5/1/2047 400,000 340,585
5.75%, 4/1/2048 500,000 448,177
4.80%, 3/1/2050 500,000 396,180
5.25%, 4/1/2053(b) 180,000 152,102
6.83%, 10/23/2055 150,000 150,749
3.85%, 4/1/2061(b) 310,000 203,867
Comcast Corp. ,
3.95%, 10/15/2025 500,000 501,973
3.15%, 2/15/2028(b) 500,000 476,616
3.40%, 4/1/2030 365,000 342,471
1.95%, 1/15/2031(b) 700,000 582,298
4.25%, 1/15/2033 250,000 245,613
7.05%, 3/15/2033 295,000 353,784
4.40%, 8/15/2035 200,000 193,806
6.50%, 11/15/2035 100,000 116,708
3.90%, 3/1/2038 250,000 226,096
3.40%, 7/15/2046(b) 250,000 199,709
3.97%, 11/1/2047 743,000 642,487
4.70%, 10/15/2048(b) 400,000 387,251
4.00%, 11/1/2049 750,000 654,002
2.45%, 8/15/2052(b) 300,000 199,114
2.94%, 11/1/2056 527,000 366,209
2.65%, 8/15/2062 300,000 193,683
Discovery Communications
LLC ,
3.45%, 3/15/2025 270,000 261,420
4.90%, 3/11/2026(b) 115,000 115,504
3.95%, 3/20/2028 500,000 466,728
3.63%, 5/15/2030(b) 200,000 177,827
5.00%, 9/20/2037 125,000 111,933
4.00%, 9/15/2055(b) 330,000 231,167
Fox Corp. ,
5.58%, 1/25/2049(b) 300,000 292,639
Grupo Televisa SAB ,
6.63%, 1/15/2040 250,000 272,473
Interpublic Group of Cos., Inc.
(The) ,
2.40%, 3/1/2031 160,000 130,326
3.38%, 3/1/2041 220,000 164,981
Omnicom Group, Inc. ,
3.60%, 4/15/2026 200,000 194,169
Paramount Global ,
5.50%, 5/15/2033 118,000 114,664
4.38%, 3/15/2043 459,000 354,993

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Paramount Global,
4.60%, 1/15/2045 250,000 195,955
Time Warner Cable LLC ,
6.75%, 6/15/2039 700,000 695,949
WPP Finance 2010 ,
3.75%, 9/19/2024 550,000 537,138
13,180,753
Metals & Mining 0.2%
ArcelorMittal SA ,
7.00%, 10/15/2039(b)(e) 100,000 100,875
Barrick Gold Corp. ,
5.25%, 4/1/2042(b) 150,000 147,632
Barrick North America Finance
LLC ,
5.75%, 5/1/2043 250,000 260,200
BHP Billiton Finance USA Ltd. ,
6.42%, 3/1/2026(b) 80,000 86,407
5.00%, 9/30/2043(b) 400,000 411,178
Freeport-McMoRan, Inc. ,
5.40%, 11/14/2034(b) 350,000 341,568
Newmont Corp. ,
2.60%, 7/15/2032 115,000 94,898
5.88%, 4/1/2035 236,000 249,604
4.88%, 3/15/2042 150,000 143,074
Nucor Corp. ,
3.95%, 5/23/2025 60,000 59,663
4.30%, 5/23/2027 60,000 59,773
5.20%, 8/1/2043(b) 200,000 197,743
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 206,000 226,611
Rio Tinto Finance USA plc ,
4.13%, 8/21/2042 250,000 230,130
Southern Copper Corp. ,
3.88%, 4/23/2025 200,000 197,400
6.75%, 4/16/2040(b) 250,000 282,375
5.88%, 4/23/2045(b) 230,000 238,050
Steel Dynamics, Inc. ,
3.25%, 1/15/2031 200,000 173,552
Teck Resources Ltd. ,
6.25%, 7/15/2041 250,000 260,038
Vale Overseas Ltd. ,
3.75%, 7/8/2030 300,000 262,953
6.88%, 11/10/2039 250,000 265,877
4,289,601
Multiline Retail 0.1%
Dollar General Corp. ,
3.50%, 4/3/2030(b) 500,000 460,097
Dollar Tree, Inc. ,
2.65%, 12/1/2031(b) 50,000 41,200
3.38%, 12/1/2051 50,000 35,490
Kohl's Corp. ,
5.55%, 7/17/2045 50,000 42,138
Target Corp. ,
2.25%, 4/15/2025 280,000 270,283
2.50%, 4/15/2026(b) 750,000 718,207
1.95%, 1/15/2027 130,000 120,591
2.35%, 2/15/2030(b) 105,000 92,729
2.65%, 9/15/2030 450,000 403,796
Corporate Bonds
Principal
Amount ($) Value ($)
Multiline Retail
Target Corp.,
3.63%, 4/15/2046 200,000 172,629
2,357,160
Multi-Utilities 0.4%
Ameren Corp. ,
2.50%, 9/15/2024 310,000 300,450
1.95%, 3/15/2027 80,000 71,723
Ameren Illinois Co. ,
2.90%, 6/15/2051(b) 100,000 73,267
Berkshire Hathaway Energy
Co. ,
5.15%, 11/15/2043 400,000 408,931
4.60%, 5/1/2053(f) 90,000 86,274
Black Hills Corp. ,
3.05%, 10/15/2029 210,000 187,934
3.88%, 10/15/2049(b) 100,000 79,777
CenterPoint Energy, Inc. ,
2.65%, 6/1/2031 85,000 72,398
Consolidated Edison Co. of
New York, Inc. ,
2.40%, 6/15/2031(b) 50,000 42,836
3.95%, 3/1/2043 500,000 429,129
4.50%, 12/1/2045(b) 500,000 455,058
3.70%, 11/15/2059 50,000 39,394
3.60%, 6/15/2061(b) 200,000 157,586
Consumers Energy Co. ,
4.35%, 4/15/2049 300,000 283,770
3.10%, 8/15/2050 45,000 34,490
2.65%, 8/15/2052 25,000 17,504
2.50%, 5/1/2060 100,000 64,745
Delmarva Power & Light Co. ,
3.50%, 11/15/2023(b) 250,000 250,637
Dominion Energy, Inc. ,
Series D, 2.85%, 8/15/2026 500,000 473,860
Series C, 2.25%, 8/15/2031 30,000 24,664
Series E, 6.30%, 3/15/2033 10,000 10,957
Series B, 5.95%, 6/15/2035 151,000 160,576
Series C, 4.90%, 8/1/2041 600,000 575,939
DTE Energy Co. ,
Series F, 1.05%, 6/1/2025 170,000 156,361
2.95%, 3/1/2030 50,000 44,259
NiSource, Inc. ,
0.95%, 8/15/2025 160,000 143,715
2.95%, 9/1/2029 250,000 221,439
1.70%, 2/15/2031 85,000 66,446
5.95%, 6/15/2041 300,000 310,107
5.00%, 6/15/2052 70,000 68,359
Public Service Enterprise
Group, Inc. ,
0.84%, 11/8/2023(b) 200,000 191,864
Puget Energy, Inc. ,
3.65%, 5/15/2025 250,000 244,750
2.38%, 6/15/2028 200,000 174,848
4.22%, 3/15/2032(b) 40,000 36,874
Puget Sound Energy, Inc. ,
5.64%, 4/15/2041 200,000 210,975
San Diego Gas & Electric Co. ,
Series VVV, 1.70%,
10/1/2030(b) 600,000 492,521

36 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
San Diego Gas & Electric Co.,
4.15%, 5/15/2048(b) 200,000 182,406
Sempra Energy ,
6.00%, 10/15/2039 220,000 232,665
4.00%, 2/1/2048 150,000 124,735
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 250,000 197,621
4.40%, 6/1/2043 250,000 217,030
Series 21A, 3.15%,
9/30/2051 100,000 70,856
WEC Energy Group, Inc. ,
3.55%, 6/15/2025 118,000 115,835
1.80%, 10/15/2030 300,000 241,466
8,047,031
Oil, Gas & Consumable Fuels 1.6%
Boardwalk Pipelines LP ,
3.40%, 2/15/2031 250,000 213,157
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026(b) 500,000 490,903
3.06%, 6/17/2041(b) 50,000 38,962
3.00%, 2/24/2050 500,000 362,984
2.77%, 11/10/2050 300,000 208,126
2.94%, 6/4/2051(b) 150,000 107,250
3.00%, 3/17/2052(b) 50,000 36,018
3.38%, 2/8/2061(b) 50,000 36,939
BP Capital Markets plc ,
3.72%, 11/28/2028 500,000 484,459
Canadian Natural Resources
Ltd. ,
3.90%, 2/1/2025 500,000 494,689
6.25%, 3/15/2038(b) 340,000 359,492
Cenovus Energy, Inc. ,
2.65%, 1/15/2032 45,000 37,215
6.75%, 11/15/2039(b) 120,000 127,993
5.40%, 6/15/2047 200,000 192,109
3.75%, 2/15/2052(b) 25,000 18,991
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 250,000 250,921
3.70%, 11/15/2029 65,000 59,456
2.74%, 12/31/2039(b) 100,000 78,917
Chevron Corp. ,
1.55%, 5/11/2025 200,000 189,641
2.95%, 5/16/2026(b) 300,000 292,361
2.00%, 5/11/2027 120,000 110,298
2.24%, 5/11/2030 60,000 52,657
3.08%, 5/11/2050(b) 25,000 19,879
Chevron USA, Inc. ,
0.69%, 8/12/2025(b) 140,000 128,569
1.02%, 8/12/2027(b) 120,000 104,676
3.85%, 1/15/2028 50,000 49,662
2.34%, 8/12/2050(b) 200,000 137,949
CNOOC Finance 2013 Ltd. ,
3.30%, 9/30/2049 200,000 145,747
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
CNOOC Finance 2015 USA
LLC ,
3.50%, 5/5/2025 500,000 497,440
CNOOC Petroleum North
America ULC ,
5.88%, 3/10/2035 133,000 138,631
6.40%, 5/15/2037 200,000 221,013
Columbia Pipeline Group, Inc. ,
5.80%, 6/1/2045 100,000 102,653
ConocoPhillips ,
5.90%, 10/15/2032 177,000 193,939
ConocoPhillips Co. ,
2.40%, 3/7/2025 50,000 48,255
3.76%, 3/15/2042(b)(f) 250,000 218,779
4.30%, 11/15/2044 155,000 141,851
3.80%, 3/15/2052(b) 50,000 42,786
4.03%, 3/15/2062(b)(f) 200,000 169,372
Continental Resources, Inc. ,
4.90%, 6/1/2044 60,000 47,237
Devon Energy Corp. ,
5.88%, 6/15/2028 100,000 102,027
4.75%, 5/15/2042(b) 300,000 272,066
Diamondback Energy, Inc. ,
3.50%, 12/1/2029(b) 100,000 91,596
4.40%, 3/24/2051 50,000 42,576
Eastern Gas Transmission &
Storage, Inc. ,
3.00%, 11/15/2029(f) 200,000 180,233
Enbridge Energy Partners LP ,
5.88%, 10/15/2025 250,000 260,421
Enbridge, Inc. ,
0.55%, 10/4/2023(b) 40,000 38,520
1.60%, 10/4/2026(b) 95,000 84,567
3.70%, 7/15/2027 500,000 478,846
3.13%, 11/15/2029 150,000 135,593
2.50%, 8/1/2033(b) 200,000 161,632
4.00%, 11/15/2049 250,000 208,724
3.40%, 8/1/2051(b) 65,000 48,856
Energy Transfer LP ,
4.90%, 2/1/2024(b) 250,000 251,446
4.75%, 1/15/2026 250,000 249,064
3.75%, 5/15/2030(b) 60,000 54,073
6.05%, 6/1/2041(b) 75,000 72,019
5.00%, 5/15/2044(b)(e) 150,000 125,237
5.35%, 5/15/2045 500,000 435,368
5.30%, 4/15/2047 300,000 259,771
6.25%, 4/15/2049 450,000 436,192
Enterprise Products Operating
LLC ,
3.90%, 2/15/2024(b) 750,000 749,070
2.80%, 1/31/2030(b) 120,000 105,057
6.13%, 10/15/2039 285,000 301,207
4.45%, 2/15/2043 500,000 435,534
4.85%, 3/15/2044 100,000 91,103
4.25%, 2/15/2048 250,000 210,295
3.70%, 1/31/2051(b) 250,000 195,357
3.20%, 2/15/2052 300,000 215,430
4.95%, 10/15/2054 200,000 182,421
EOG Resources, Inc. ,
4.95%, 4/15/2050(b) 60,000 61,975

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Equinor ASA ,
3.70%, 3/1/2024(b) 500,000 502,172
3.25%, 11/10/2024(b) 500,000 496,967
3.70%, 4/6/2050 500,000 429,915
Exxon Mobil Corp. ,
3.18%, 3/15/2024(b) 500,000 499,990
2.02%, 8/16/2024(b) 100,000 97,430
2.71%, 3/6/2025(b) 500,000 489,054
3.04%, 3/1/2026 235,000 230,487
2.28%, 8/16/2026 100,000 94,795
3.29%, 3/19/2027(b) 200,000 196,979
3.48%, 3/19/2030 250,000 239,764
2.61%, 10/15/2030 250,000 224,473
4.23%, 3/19/2040 200,000 188,986
3.10%, 8/16/2049 250,000 195,212
4.33%, 3/19/2050 326,000 307,316
3.45%, 4/15/2051 274,000 223,849
Hess Corp. ,
4.30%, 4/1/2027 500,000 487,394
5.60%, 2/15/2041 250,000 243,573
Kinder Morgan Energy
Partners LP ,
4.25%, 9/1/2024 250,000 250,133
6.38%, 3/1/2041 250,000 250,024
5.00%, 8/15/2042 350,000 306,446
Kinder Morgan, Inc. ,
4.30%, 6/1/2025 160,000 159,177
1.75%, 11/15/2026(b) 300,000 266,132
2.00%, 2/15/2031(b) 50,000 40,001
5.30%, 12/1/2034 350,000 341,894
5.05%, 2/15/2046 250,000 223,698
3.25%, 8/1/2050 50,000 34,806
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046(b) 250,000 208,564
3.95%, 3/1/2050(b) 25,000 19,718
Marathon Oil Corp. ,
6.80%, 3/15/2032 118,000 127,064
6.60%, 10/1/2037 70,000 74,041
Marathon Petroleum Corp. ,
3.63%, 9/15/2024 250,000 247,337
6.50%, 3/1/2041 250,000 272,874
MPLX LP ,
4.50%, 7/15/2023 150,000 150,427
4.88%, 6/1/2025 250,000 251,189
1.75%, 3/1/2026(b) 160,000 144,054
4.25%, 12/1/2027 750,000 723,732
4.00%, 3/15/2028 500,000 474,964
2.65%, 8/15/2030 190,000 158,600
4.50%, 4/15/2038 250,000 219,193
4.70%, 4/15/2048(b) 200,000 168,126
4.95%, 3/14/2052 110,000 95,057
ONEOK Partners LP ,
4.90%, 3/15/2025 500,000 504,166
6.13%, 2/1/2041(b) 100,000 95,211
ONEOK, Inc. ,
4.00%, 7/13/2027 500,000 481,506
4.35%, 3/15/2029 500,000 470,270
5.20%, 7/15/2048(b) 250,000 221,652
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Ovintiv, Inc. ,
6.50%, 2/1/2038 250,000 257,990
Phillips 66 ,
4.65%, 11/15/2034 200,000 194,109
5.88%, 5/1/2042 382,000 415,103
Phillips 66 Co. ,
3.61%, 2/15/2025(f) 500,000 494,185
4.90%, 10/1/2046(f) 50,000 47,380
Pioneer Natural Resources
Co. ,
1.90%, 8/15/2030(b) 200,000 163,344
Plains All American Pipeline
LP ,
4.65%, 10/15/2025 200,000 198,022
5.15%, 6/1/2042 250,000 209,822
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 1,000,000 1,002,420
Spectra Energy Partners LP ,
4.50%, 3/15/2045 100,000 87,011
Suncor Energy, Inc. ,
6.50%, 6/15/2038 500,000 552,791
Targa Resources Corp. ,
5.20%, 7/1/2027 60,000 60,260
6.25%, 7/1/2052 60,000 60,189
Targa Resources Partners LP ,
4.00%, 1/15/2032 100,000 85,576
TotalEnergies Capital Canada
Ltd. ,
2.75%, 7/15/2023 750,000 744,523
TotalEnergies Capital
International SA ,
2.83%, 1/10/2030 500,000 453,012
3.13%, 5/29/2050 200,000 152,880
3.39%, 6/29/2060 100,000 76,233
TransCanada PipeLines Ltd. ,
1.00%, 10/12/2024 95,000 88,611
4.88%, 1/15/2026(b) 285,000 289,344
4.25%, 5/15/2028 500,000 486,499
2.50%, 10/12/2031 100,000 83,126
5.85%, 3/15/2036 450,000 469,068
6.10%, 6/1/2040(b) 200,000 215,682
Valero Energy Corp. ,
4.00%, 4/1/2029 250,000 236,498
2.80%, 12/1/2031(b) 100,000 83,909
7.50%, 4/15/2032 118,000 135,715
6.63%, 6/15/2037 200,000 217,294
3.65%, 12/1/2051 50,000 37,390
Williams Cos., Inc. (The) ,
4.00%, 9/15/2025 500,000 492,194
3.50%, 11/15/2030(b) 400,000 360,508
5.80%, 11/15/2043 250,000 249,444
4.90%, 1/15/2045 350,000 314,091
34,330,887
Paper & Forest Products 0.0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 250,000 329,097
Suzano Austria GmbH ,
2.50%, 9/15/2028 200,000 162,500

38 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Paper & Forest Products
Suzano Austria GmbH,
6.00%, 1/15/2029(b) 200,000 198,234
5.00%, 1/15/2030 200,000 182,000
871,831
Personal Products 0.0%
†
Estee Lauder Cos., Inc. (The) ,
2.00%, 12/1/2024 85,000 82,296
2.38%, 12/1/2029 35,000 31,136
1.95%, 3/15/2031 100,000 84,225
3.13%, 12/1/2049(b) 150,000 118,648
GSK Consumer Healthcare
Capital US LLC ,
3.63%, 3/24/2032(f) 500,000 462,081
778,386
Pharmaceuticals 0.9%
Astrazeneca Finance LLC ,
1.20%, 5/28/2026 200,000 180,926
1.75%, 5/28/2028(b) 125,000 110,277
2.25%, 5/28/2031(b) 35,000 30,467
AstraZeneca plc ,
3.38%, 11/16/2025(b) 500,000 495,115
0.70%, 4/8/2026(b) 200,000 177,933
1.38%, 8/6/2030(b) 200,000 164,163
6.45%, 9/15/2037 200,000 240,156
4.00%, 9/18/2042 250,000 230,296
2.13%, 8/6/2050 85,000 56,753
3.00%, 5/28/2051 180,000 142,824
Bristol-Myers Squibb Co. ,
2.90%, 7/26/2024(b) 319,000 315,954
3.20%, 6/15/2026(b) 132,000 130,124
3.90%, 2/20/2028(b) 750,000 750,919
2.95%, 3/15/2032(b) 555,000 508,397
2.35%, 11/13/2040 350,000 258,898
3.25%, 8/1/2042 250,000 205,989
4.55%, 2/20/2048 195,000 190,757
4.25%, 10/26/2049 400,000 375,633
2.55%, 11/13/2050(b) 300,000 212,240
Eli Lilly & Co. ,
2.75%, 6/1/2025 95,000 93,481
2.25%, 5/15/2050 300,000 212,038
2.50%, 9/15/2060 150,000 102,450
GlaxoSmithKline Capital plc ,
0.53%, 10/1/2023 1,000,000 966,098
GlaxoSmithKline Capital, Inc. ,
3.88%, 5/15/2028 300,000 298,365
5.38%, 4/15/2034(b) 201,000 220,689
4.20%, 3/18/2043(b) 300,000 282,650
Johnson & Johnson ,
2.45%, 3/1/2026(b) 250,000 243,153
4.95%, 5/15/2033 663,000 720,080
3.63%, 3/3/2037 100,000 94,752
3.70%, 3/1/2046(b) 250,000 230,137
3.75%, 3/3/2047(b) 100,000 92,604
2.45%, 9/1/2060 500,000 338,974
Merck & Co., Inc. ,
2.75%, 2/10/2025 220,000 217,371
1.70%, 6/10/2027 170,000 154,428
1.90%, 12/10/2028 130,000 115,529
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Merck & Co., Inc.,
2.15%, 12/10/2031 115,000 98,921
3.90%, 3/7/2039(b) 100,000 94,504
3.60%, 9/15/2042 250,000 218,804
4.15%, 5/18/2043(b) 350,000 331,894
4.00%, 3/7/2049 350,000 322,005
2.75%, 12/10/2051 70,000 51,694
2.90%, 12/10/2061(b) 100,000 71,005
Novartis Capital Corp. ,
3.10%, 5/17/2027(b) 500,000 486,628
4.40%, 5/6/2044 200,000 199,745
4.00%, 11/20/2045 200,000 186,015
Pfizer, Inc. ,
3.40%, 5/15/2024(b) 500,000 500,716
0.80%, 5/28/2025 125,000 116,384
2.63%, 4/1/2030 100,000 91,308
1.70%, 5/28/2030(b) 140,000 119,121
1.75%, 8/18/2031(b) 100,000 83,628
7.20%, 3/15/2039 525,000 686,731
2.55%, 5/28/2040(b) 45,000 35,230
4.00%, 3/15/2049 500,000 470,894
2.70%, 5/28/2050(b) 65,000 49,474
Pharmacia LLC ,
6.60%, 12/1/2028(e) 177,000 199,463
Royalty Pharma plc ,
2.20%, 9/2/2030 50,000 40,335
2.15%, 9/2/2031(b) 35,000 27,310
3.55%, 9/2/2050 200,000 139,646
3.35%, 9/2/2051 50,000 33,882
Shire Acquisitions Investments
Ireland DAC ,
2.88%, 9/23/2023 200,000 197,762
3.20%, 9/23/2026(b) 925,000 888,433
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030 200,000 167,283
3.03%, 7/9/2040 200,000 153,929
3.18%, 7/9/2050 300,000 224,537
Utah Acquisition Sub, Inc. ,
3.95%, 6/15/2026 800,000 753,674
5.25%, 6/15/2046 100,000 80,659
Viatris, Inc. ,
1.65%, 6/22/2025 200,000 181,051
2.30%, 6/22/2027(b) 400,000 345,537
2.70%, 6/22/2030 150,000 120,384
4.00%, 6/22/2050 100,000 66,959
Wyeth LLC ,
6.50%, 2/1/2034 206,000 246,379
Zoetis, Inc. ,
4.50%, 11/13/2025(b) 230,000 232,961
3.90%, 8/20/2028 350,000 338,822
3.00%, 5/15/2050 300,000 221,769
18,036,096
Professional Services 0.1%
Equifax, Inc. ,
2.35%, 9/15/2031(b) 100,000 79,995
Thomson Reuters Corp. ,
4.30%, 11/23/2023 500,000 506,081
3.35%, 5/15/2026 280,000 271,627

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Professional Services
Verisk Analytics, Inc. ,
4.00%, 6/15/2025 250,000 247,988
3.63%, 5/15/2050 85,000 66,173
1,171,864
Real Estate Management & Development 0.0%
†
CBRE Services, Inc. ,
4.88%, 3/1/2026 500,000 504,885
Road & Rail 0.4%
Burlington Northern Santa Fe
LLC ,
3.85%, 9/1/2023 150,000 150,894
3.75%, 4/1/2024(b) 500,000 503,019
3.65%, 9/1/2025 250,000 251,033
3.25%, 6/15/2027(b) 300,000 293,478
4.55%, 9/1/2044 250,000 240,288
4.70%, 9/1/2045 250,000 244,858
3.90%, 8/1/2046(b) 200,000 177,574
4.05%, 6/15/2048 250,000 226,529
3.55%, 2/15/2050 250,000 208,691
2.88%, 6/15/2052(b) 25,000 18,667
Canadian National Railway
Co. ,
6.90%, 7/15/2028 242,000 274,818
6.20%, 6/1/2036 236,000 264,895
2.45%, 5/1/2050 85,000 57,184
Canadian Pacific Railway Co. ,
2.45%, 12/2/2031 35,000 29,945
5.95%, 5/15/2037 250,000 276,200
3.00%, 12/2/2041 25,000 19,555
3.10%, 12/2/2051 30,000 22,097
6.13%, 9/15/2115 100,000 103,677
CSX Corp. ,
4.10%, 3/15/2044 250,000 219,524
4.30%, 3/1/2048 250,000 228,104
4.50%, 3/15/2049 150,000 140,420
3.95%, 5/1/2050(b) 350,000 302,585
4.50%, 8/1/2054 150,000 138,656
Kansas City Southern ,
2.88%, 11/15/2029 160,000 142,601
4.20%, 11/15/2069 115,000 93,298
Norfolk Southern Corp. ,
2.55%, 11/1/2029 100,000 89,194
2.30%, 5/15/2031(b) 200,000 170,626
3.00%, 3/15/2032(b) 55,000 49,582
4.45%, 6/15/2045 500,000 466,331
3.40%, 11/1/2049 170,000 133,596
2.90%, 8/25/2051 100,000 71,608
3.70%, 3/15/2053 40,000 32,857
4.55%, 6/1/2053 45,000 42,518
3.16%, 5/15/2055 250,000 181,683
Ryder System, Inc. ,
2.50%, 9/1/2024 75,000 72,356
1.75%, 9/1/2026 165,000 149,056
2.90%, 12/1/2026 270,000 251,638
2.85%, 3/1/2027 25,000 23,305
4.30%, 6/15/2027 25,000 24,631
Union Pacific Corp. ,
3.25%, 8/15/2025(b) 500,000 493,899
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Union Pacific Corp.,
2.15%, 2/5/2027 55,000 50,955
3.95%, 9/10/2028(b) 500,000 494,035
2.38%, 5/20/2031(b) 200,000 172,814
3.60%, 9/15/2037 500,000 446,075
3.20%, 5/20/2041 100,000 81,570
4.05%, 11/15/2045 220,000 193,598
4.05%, 3/1/2046 340,000 306,048
4.50%, 9/10/2048 250,000 238,570
2.95%, 3/10/2052 335,000 246,469
3.95%, 8/15/2059 300,000 255,568
9,367,172
Semiconductors & Semiconductor Equipment 0.6%
Advanced Micro Devices, Inc. ,
3.92%, 6/1/2032 75,000 73,814
4.39%, 6/1/2052 85,000 82,719
Analog Devices, Inc. ,
2.80%, 10/1/2041 175,000 137,110
Applied Materials, Inc. ,
3.30%, 4/1/2027(b) 200,000 195,250
1.75%, 6/1/2030 60,000 50,485
5.10%, 10/1/2035 250,000 262,651
2.75%, 6/1/2050 85,000 63,302
Broadcom Corp. ,
3.88%, 1/15/2027 500,000 481,098
Broadcom, Inc. ,
3.15%, 11/15/2025 26,000 25,039
4.00%, 4/15/2029(f) 95,000 88,026
4.15%, 11/15/2030 121,000 110,862
4.15%, 4/15/2032(b)(f) 80,000 72,224
4.30%, 11/15/2032 200,000 181,648
3.42%, 4/15/2033(f) 84,000 69,446
3.47%, 4/15/2034(f) 1,000,000 813,868
3.14%, 11/15/2035(f) 300,000 227,815
4.93%, 5/15/2037(f) 363,000 325,445
3.50%, 2/15/2041(f) 100,000 75,412
Intel Corp. ,
3.40%, 3/25/2025(b) 300,000 299,512
3.70%, 7/29/2025(b) 500,000 503,158
3.75%, 3/25/2027(b) 200,000 200,850
3.15%, 5/11/2027(b) 300,000 292,966
1.60%, 8/12/2028(b) 75,000 65,645
3.90%, 3/25/2030(b) 400,000 391,849
2.00%, 8/12/2031(b) 100,000 83,641
2.80%, 8/12/2041 30,000 22,886
4.10%, 5/11/2047 300,000 271,473
3.73%, 12/8/2047 443,000 375,866
3.25%, 11/15/2049 100,000 77,731
4.75%, 3/25/2050(b) 400,000 392,329
KLA Corp. ,
4.65%, 11/1/2024(b) 215,000 218,070
4.65%, 7/15/2032 50,000 51,007
3.30%, 3/1/2050(b) 220,000 174,239
4.95%, 7/15/2052(b) 90,000 90,529
5.25%, 7/15/2062 75,000 77,311
Lam Research Corp. ,
3.80%, 3/15/2025 255,000 255,465
1.90%, 6/15/2030(b) 90,000 75,944
2.88%, 6/15/2050(b) 285,000 209,029

40 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Micron Technology, Inc. ,
5.33%, 2/6/2029 150,000 149,192
2.70%, 4/15/2032 100,000 79,734
3.37%, 11/1/2041 50,000 36,228
3.48%, 11/1/2051 50,000 34,494
NVIDIA Corp. ,
1.55%, 6/15/2028(b) 365,000 319,738
2.85%, 4/1/2030 360,000 329,574
2.00%, 6/15/2031(b) 200,000 169,807
3.50%, 4/1/2050(b) 280,000 237,658
NXP BV ,
2.70%, 5/1/2025(b) 25,000 23,765
3.88%, 6/18/2026 35,000 33,712
4.30%, 6/18/2029 100,000 95,402
3.40%, 5/1/2030 35,000 30,874
2.50%, 5/11/2031 190,000 156,188
2.65%, 2/15/2032 40,000 32,858
5.00%, 1/15/2033 85,000 82,950
3.25%, 5/11/2041 195,000 146,781
3.13%, 2/15/2042 50,000 36,364
3.25%, 11/30/2051 30,000 20,773
QUALCOMM, Inc. ,
3.25%, 5/20/2027(b) 250,000 244,467
1.30%, 5/20/2028 73,000 63,164
2.15%, 5/20/2030 80,000 70,095
1.65%, 5/20/2032 590,000 476,504
4.65%, 5/20/2035 500,000 512,047
4.50%, 5/20/2052 90,000 88,614
Skyworks Solutions, Inc. ,
3.00%, 6/1/2031 40,000 32,854
Texas Instruments, Inc. ,
1.38%, 3/12/2025 200,000 189,371
2.25%, 9/4/2029 300,000 269,993
1.90%, 9/15/2031(b) 80,000 67,808
2.70%, 9/15/2051 100,000 76,012
TSMC Arizona Corp. ,
3.13%, 10/25/2041 200,000 164,106
4.50%, 4/22/2052 200,000 195,615
Xilinx, Inc. ,
2.38%, 6/1/2030(b) 300,000 264,535
12,196,991
Software 0.6%
Adobe, Inc. ,
1.90%, 2/1/2025 30,000 28,887
3.25%, 2/1/2025(b) 135,000 134,234
2.15%, 2/1/2027(b) 245,000 229,022
2.30%, 2/1/2030(b) 600,000 529,852
Autodesk, Inc. ,
2.40%, 12/15/2031(b) 155,000 126,512
Microsoft Corp. ,
2.00%, 8/8/2023 250,000 247,536
3.63%, 12/15/2023(b) 400,000 403,058
2.88%, 2/6/2024 365,000 363,810
2.40%, 8/8/2026 465,000 446,899
3.50%, 2/12/2035 325,000 311,434
3.45%, 8/8/2036(b) 239,000 225,290
2.53%, 6/1/2050 1,336,000 983,999
2.92%, 3/17/2052 1,075,000 847,975
2.68%, 6/1/2060 400,000 286,783
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Oracle Corp. ,
2.40%, 9/15/2023(b) 1,000,000 984,326
2.50%, 4/1/2025(b) 100,000 95,012
2.65%, 7/15/2026(b) 190,000 175,115
3.25%, 11/15/2027 300,000 276,680
2.95%, 4/1/2030 600,000 512,399
3.25%, 5/15/2030(b) 250,000 216,778
2.88%, 3/25/2031 500,000 411,956
3.90%, 5/15/2035 200,000 164,947
5.38%, 7/15/2040 350,000 318,769
4.50%, 7/8/2044 500,000 408,113
4.00%, 7/15/2046 500,000 369,663
4.00%, 11/15/2047 500,000 370,769
3.60%, 4/1/2050 700,000 486,261
3.85%, 4/1/2060 250,000 171,504
Roper Technologies, Inc. ,
2.35%, 9/15/2024 50,000 48,437
1.00%, 9/15/2025 60,000 54,247
2.95%, 9/15/2029 90,000 79,385
1.75%, 2/15/2031 245,000 190,904
Salesforce, Inc. ,
3.70%, 4/11/2028 500,000 494,202
1.95%, 7/15/2031(b) 35,000 29,729
2.70%, 7/15/2041 200,000 154,599
2.90%, 7/15/2051(b) 290,000 219,300
ServiceNow, Inc. ,
1.40%, 9/1/2030(b) 145,000 113,466
VMware, Inc. ,
4.70%, 5/15/2030 300,000 289,257
Workday, Inc. ,
3.50%, 4/1/2027(b) 50,000 47,815
3.70%, 4/1/2029 50,000 46,770
3.80%, 4/1/2032(b) 70,000 63,957
11,959,651
Specialty Retail 0.4%
Advance Auto Parts, Inc. ,
3.50%, 3/15/2032 55,000 47,170
AutoNation, Inc. ,
1.95%, 8/1/2028 45,000 37,439
2.40%, 8/1/2031 90,000 69,418
3.85%, 3/1/2032 30,000 25,849
AutoZone, Inc. ,
3.25%, 4/15/2025(b) 325,000 318,837
4.00%, 4/15/2030(b) 100,000 94,949
Best Buy Co., Inc. ,
1.95%, 10/1/2030 125,000 99,283
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052(b) 50,000 33,248
Home Depot, Inc. (The) ,
2.70%, 4/15/2025 30,000 29,435
2.50%, 4/15/2027(b) 200,000 188,820
2.88%, 4/15/2027(b) 45,000 43,474
2.80%, 9/14/2027(b) 750,000 715,333
0.90%, 3/15/2028(b) 130,000 110,590
1.50%, 9/15/2028(b) 100,000 87,068
3.90%, 12/6/2028(b) 300,000 299,896
1.38%, 3/15/2031(b) 300,000 241,692
1.88%, 9/15/2031 100,000 83,278
3.25%, 4/15/2032(b) 200,000 186,320

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Home Depot, Inc. (The),
5.95%, 4/1/2041 150,000 170,591
4.20%, 4/1/2043 150,000 140,188
4.40%, 3/15/2045(b) 600,000 572,784
3.35%, 4/15/2050 135,000 109,620
2.38%, 3/15/2051(b) 200,000 135,250
2.75%, 9/15/2051(b) 100,000 72,670
3.63%, 4/15/2052 140,000 120,087
Lowe's Cos., Inc. ,
3.13%, 9/15/2024 400,000 395,764
4.00%, 4/15/2025(b) 500,000 501,651
3.35%, 4/1/2027 60,000 57,740
3.10%, 5/3/2027(b) 250,000 238,087
1.30%, 4/15/2028 170,000 143,592
1.70%, 9/15/2028 80,000 68,109
6.50%, 3/15/2029 236,000 259,491
3.65%, 4/5/2029 400,000 377,117
1.70%, 10/15/2030 75,000 60,141
3.75%, 4/1/2032(b) 245,000 227,303
2.80%, 9/15/2041 60,000 43,576
4.05%, 5/3/2047(b) 250,000 208,719
3.00%, 10/15/2050 345,000 240,388
4.25%, 4/1/2052 65,000 56,287
4.45%, 4/1/2062(b) 75,000 64,066
O'Reilly Automotive, Inc. ,
3.55%, 3/15/2026(b) 300,000 297,359
4.70%, 6/15/2032 100,000 99,591
TJX Cos., Inc. (The) ,
2.25%, 9/15/2026(b) 500,000 468,781
Tractor Supply Co. ,
1.75%, 11/1/2030 55,000 43,213
7,884,264
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc. ,
2.50%, 2/9/2025(b) 595,000 583,445
1.13%, 5/11/2025 140,000 131,411
0.55%, 8/20/2025 500,000 457,683
3.25%, 2/23/2026 1,130,000 1,121,819
2.45%, 8/4/2026 625,000 597,836
3.35%, 2/9/2027(b) 1,000,000 993,554
3.20%, 5/11/2027(b) 300,000 295,781
1.40%, 8/5/2028(b) 50,000 43,750
2.20%, 9/11/2029(b) 235,000 211,606
1.65%, 5/11/2030(b) 300,000 254,264
1.25%, 8/20/2030(b) 500,000 410,105
1.65%, 2/8/2031(b) 250,000 210,158
1.70%, 8/5/2031(b) 50,000 41,969
3.85%, 5/4/2043 550,000 505,849
4.38%, 5/13/2045 355,000 351,120
4.65%, 2/23/2046 460,000 473,527
2.65%, 5/11/2050 300,000 221,283
2.40%, 8/20/2050(b) 400,000 280,717
2.65%, 2/8/2051 400,000 294,806
2.70%, 8/5/2051(b) 50,000 37,291
2.55%, 8/20/2060(b) 300,000 205,447
2.85%, 8/5/2061 50,000 36,229
Dell International LLC ,
4.00%, 7/15/2024(b) 200,000 199,299
6.02%, 6/15/2026 700,000 726,570
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Dell International LLC,
3.38%, 12/15/2041(f) 100,000 71,440
8.35%, 7/15/2046 99,000 123,287
3.45%, 12/15/2051(b)(f) 150,000 101,487
Hewlett Packard Enterprise
Co. ,
6.35%, 10/15/2045(b)(e) 150,000 150,876
HP, Inc. ,
1.45%, 6/17/2026 155,000 137,688
4.75%, 1/15/2028 60,000 59,288
4.00%, 4/15/2029(b) 60,000 56,213
2.65%, 6/17/2031 50,000 40,165
4.20%, 4/15/2032 60,000 53,558
5.50%, 1/15/2033 60,000 58,526
6.00%, 9/15/2041(b) 250,000 252,495
Western Digital Corp. ,
2.85%, 2/1/2029(b) 250,000 203,549
9,994,091
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
2.85%, 3/27/2030(b) 400,000 367,468
3.88%, 11/1/2045(b) 250,000 229,665
3.38%, 3/27/2050 200,000 170,077
767,210
Thrifts & Mortgage Finance 0.0%
†
BPCE SA ,
4.00%, 4/15/2024 475,000 474,118
Tobacco 0.2%
Altria Group, Inc. ,
4.40%, 2/14/2026 160,000 157,169
4.50%, 5/2/2043 250,000 187,575
5.38%, 1/31/2044(b) 170,000 144,521
5.95%, 2/14/2049 500,000 438,129
3.70%, 2/4/2051 250,000 159,788
BAT Capital Corp. ,
3.22%, 8/15/2024 500,000 486,003
4.70%, 4/2/2027 100,000 97,681
3.56%, 8/15/2027 750,000 686,129
4.74%, 3/16/2032(b) 70,000 62,215
4.39%, 8/15/2037 500,000 396,645
4.54%, 8/15/2047 300,000 219,962
4.76%, 9/6/2049 150,000 113,098
5.65%, 3/16/2052 70,000 60,404
BAT International Finance plc ,
1.67%, 3/25/2026(b) 150,000 132,732
4.45%, 3/16/2028 70,000 66,266
Philip Morris International,
Inc. ,
6.38%, 5/16/2038 460,000 480,764
3.88%, 8/21/2042 250,000 195,518
Reynolds American, Inc. ,
4.45%, 6/12/2025 500,000 496,990
5.70%, 8/15/2035(b) 120,000 113,814
4,695,403
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
2.30%, 2/1/2025 75,000 70,193

42 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors
Air Lease Corp.,
3.25%, 3/1/2025 1,000,000 954,451
3.75%, 6/1/2026(b) 250,000 235,304
1.88%, 8/15/2026 80,000 69,119
2.10%, 9/1/2028(b) 100,000 80,167
3.25%, 10/1/2029(b) 250,000 210,608
Aircastle Ltd. ,
4.13%, 5/1/2024 300,000 291,509
GATX Corp. ,
3.25%, 9/15/2026(b) 500,000 477,792
4.00%, 6/30/2030 100,000 92,232
3.10%, 6/1/2051 90,000 59,721
WW Grainger, Inc. ,
3.75%, 5/15/2046 250,000 211,806
2,752,902
Water Utilities 0.0%
†
American Water Capital Corp. ,
4.45%, 6/1/2032 60,000 59,646
4.30%, 9/1/2045 500,000 445,782
Essential Utilities, Inc. ,
3.35%, 4/15/2050 200,000 150,854
5.30%, 5/1/2052 40,000 40,577
696,859
Wireless Telecommunication Services 0.3%
America Movil SAB de CV ,
6.38%, 3/1/2035 177,000 201,039
6.13%, 3/30/2040 350,000 385,236
Rogers Communications, Inc. ,
2.95%, 3/15/2025(f) 80,000 77,282
3.63%, 12/15/2025 200,000 196,155
3.20%, 3/15/2027(b)(f) 60,000 56,910
3.80%, 3/15/2032(f) 70,000 64,009
4.50%, 3/15/2042(f) 70,000 62,184
4.50%, 3/15/2043 100,000 85,971
5.00%, 3/15/2044 250,000 232,715
3.70%, 11/15/2049(b) 400,000 304,826
4.55%, 3/15/2052(f) 80,000 70,253
T-Mobile USA, Inc. ,
3.50%, 4/15/2025 500,000 489,020
3.75%, 4/15/2027 500,000 481,460
2.05%, 2/15/2028 100,000 86,819
3.88%, 4/15/2030 500,000 466,628
2.55%, 2/15/2031(b) 500,000 420,722
2.70%, 3/15/2032(b)(f) 80,000 67,119
4.38%, 4/15/2040 250,000 223,157
3.00%, 2/15/2041 400,000 298,317
4.50%, 4/15/2050 300,000 266,191
3.30%, 2/15/2051 300,000 218,455
3.40%, 10/15/2052(f) 200,000 147,694
Vodafone Group plc ,
4.13%, 5/30/2025(b) 500,000 501,870
7.88%, 2/15/2030 206,000 243,220
4.38%, 2/19/2043 500,000 434,508
5.25%, 5/30/2048 400,000 380,547
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
Vodafone Group plc,
4.25%, 9/17/2050 40,000 33,422
6,495,729
Total Corporate Bonds
(cost $571,052,026)
515,679,643
Foreign Government Securities 1.5%
CANADA 0.2%
Province of Alberta,
3.35%, 11/1/2023(b) 500,000 501,855
3.30%, 3/15/2028(b) 500,000 496,745
Province of Ontario,
3.05%, 1/29/2024 500,000 499,426
2.50%, 4/27/2026 600,000 582,142
2.00%, 10/2/2029(b) 1,000,000 905,089
Province of Quebec,
2.50%, 4/9/2024 500,000 493,824
0.60%, 7/23/2025 450,000 416,210
7.50%, 9/15/2029 578,000 719,524
4,614,815
CHILE 0.1%
Republic of Chile,
3.13%, 3/27/2025 750,000 732,353
3.24%, 2/6/2028 500,000 470,163
2.45%, 1/31/2031(b) 500,000 426,329
2.55%, 1/27/2032 500,000 424,481
3.10%, 5/7/2041 400,000 304,340
3.63%, 10/30/2042(b) 400,000 319,940
2,677,606
GERMANY 0.0%
†
FMS Wertmanagement AoeR,
2.75%, 1/30/2024 600,000 597,409
HUNGARY 0.0%
†
Hungary Government Bond,
5.38%, 3/25/2024 500,000 509,740
7.63%, 3/29/2041 100,000 115,516
625,256
INDONESIA 0.1%
Republic of Indonesia,
3.50%, 1/11/2028 500,000 477,471
4.10%, 4/24/2028 1,000,000 985,200
2.85%, 2/14/2030 500,000 446,238
5.35%, 2/11/2049(b) 200,000 195,992
4.20%, 10/15/2050 200,000 171,496
4.45%, 4/15/2070 200,000 171,438
2,447,835
ISRAEL 0.1%
State of Israel Government
Bond,
3.25%, 1/17/2028 1,000,000 973,750
3.38%, 1/15/2050(b) 200,000 161,309
3.88%, 7/3/2050(b) 200,000 175,671

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 43
Foreign Government Securities
Principal
Amount ($) Value ($)
4.50%, 4/3/2120 200,000 180,905
1,491,635
ITALY 0.1%
Italian Republic Government
Bond,
6.88%, 9/27/2023 251,000 260,417
5.38%, 6/15/2033(b) 491,000 507,140
4.00%, 10/17/2049(b) 400,000 330,505
1,098,062
JAPAN 0.2%
Japan Bank for International
Cooperation,
2.50%, 5/23/2024(b) 2,000,000 1,972,174
2.38%, 4/20/2026 500,000 482,988
1.88%, 7/21/2026 500,000 472,298
2,927,460
MEXICO 0.2%
United Mexican States,
4.15%, 3/28/2027 200,000 197,033
3.75%, 1/11/2028(b) 1,000,000 957,538
2.66%, 5/24/2031(b) 700,000 576,085
6.75%, 9/27/2034 996,000 1,083,809
6.05%, 1/11/2040 400,000 392,926
4.75%, 3/8/2044 400,000 332,398
5.55%, 1/21/2045 500,000 458,582
4.60%, 1/23/2046 347,000 277,463
4.35%, 1/15/2047(b) 500,000 381,011
3.77%, 5/24/2061 200,000 129,522
4,786,367
PANAMA 0.1%
Republic of Panama,
6.70%, 1/26/2036 250,000 269,890
4.30%, 4/29/2053 500,000 392,077
4.50%, 4/1/2056 400,000 316,944
3.87%, 7/23/2060 400,000 282,433
1,261,344
PERU 0.1%
Republic of Peru,
4.13%, 8/25/2027 750,000 733,563
2.78%, 1/23/2031(b) 500,000 425,075
8.75%, 11/21/2033 300,000 379,863
3.00%, 1/15/2034 200,000 164,061
3.30%, 3/11/2041 500,000 378,157
5.63%, 11/18/2050 300,000 310,442
3.60%, 1/15/2072 150,000 101,259
2,492,420
PHILIPPINES 0.1%
Republic of Philippines,
4.20%, 1/21/2024(b) 500,000 503,750
9.50%, 2/2/2030 500,000 643,736
2.46%, 5/5/2030 500,000 435,484
7.75%, 1/14/2031(b) 200,000 241,184
6.38%, 10/23/2034 500,000 561,465
Foreign Government Securities
Principal
Amount ($) Value ($)
3.70%, 2/2/2042 600,000 495,810
2,881,429
POLAND 0.0%
†
Republic of Poland,
4.00%, 1/22/2024 500,000 499,494
SOUTH KOREA 0.1%
Export-Import Bank of Korea,
2.38%, 4/21/2027 1,000,000 944,555
Republic of Korea,
5.63%, 11/3/2025 300,000 319,347
4.13%, 6/10/2044(b) 250,000 259,843
1,523,745
URUGUAY 0.1%
Oriental Republic of Uruguay,
4.38%, 10/27/2027 1,250,000 1,266,298
5.10%, 6/18/2050 700,000 702,835
1,969,133
Total Foreign Government Securities
(cost $34,972,706)
31,894,010
Mortgage-Backed Securities 27.8%
FHLMC Gold Pool
Pool# C90719
5.00%, 10/1/2023 25,884 26,483
Pool# J09912
4.00%, 6/1/2024 62,917 63,649
Pool# C00351
8.00%, 7/1/2024 84 86
Pool# D60780
8.00%, 6/1/2025 363 367
Pool# G30267
5.00%, 8/1/2025 19,513 19,953
Pool# E02746
3.50%, 11/1/2025 59,998 59,838
Pool# J13883
3.50%, 12/1/2025 135,076 134,920
Pool# J14732
4.00%, 3/1/2026 71,079 72,039
Pool# E02896
3.50%, 5/1/2026 66,654 66,432
Pool# J18127
3.00%, 3/1/2027 86,256 86,051
Pool# J18702
3.00%, 3/1/2027 80,549 80,358
Pool# J19106
3.00%, 5/1/2027 37,127 37,039
Pool# J20471
3.00%, 9/1/2027 163,380 162,992
Pool# D82854
7.00%, 10/1/2027 52 52
Pool# G14609
3.00%, 11/1/2027 238,166 237,600
Pool# C00566
7.50%, 12/1/2027 384 406

44 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G15100
2.50%, 7/1/2028 106,452 105,039
Pool# C18271
7.00%, 11/1/2028 1,606 1,673
Pool# C00678
7.00%, 11/1/2028 485 514
Pool# C00836
7.00%, 7/1/2029 316 338
Pool# C31285
7.00%, 9/1/2029 484 505
Pool# C31282
7.00%, 9/1/2029 52 52
Pool# G18536
2.50%, 1/1/2030 1,463,621 1,435,159
Pool# C37436
8.00%, 1/1/2030 943 1,026
Pool# C36429
7.00%, 2/1/2030 519 527
Pool# C36306
7.00%, 2/1/2030 503 512
Pool# C00921
7.50%, 2/1/2030 655 708
Pool# G01108
7.00%, 4/1/2030 222 237
Pool# C37703
7.50%, 4/1/2030 555 569
Pool# G18552
3.00%, 5/1/2030 532,911 531,639
Pool# U49055
3.00%, 6/1/2030 60,871 59,918
Pool# J32243
3.00%, 7/1/2030 424,122 423,110
Pool# J32257
3.00%, 7/1/2030 88,223 88,012
Pool# J32255
3.00%, 7/1/2030 81,076 80,882
Pool# C41561
8.00%, 8/1/2030 1,640 1,676
Pool# C01051
8.00%, 9/1/2030 886 967
Pool# C43550
7.00%, 10/1/2030 1,200 1,218
Pool# C44017
7.50%, 10/1/2030 382 385
Pool# C43967
8.00%, 10/1/2030 1,858 1,863
Pool# C44957
8.00%, 11/1/2030 745 754
Pool# J33361
3.00%, 12/1/2030 196,158 195,690
Pool# G18578
3.00%, 12/1/2030 180,453 179,579
Pool# J33315
3.00%, 12/1/2030 75,547 75,367
Pool# C01103
7.50%, 12/1/2030 461 508
Pool# C46932
7.50%, 1/1/2031 559 569
Pool# G18587
3.00%, 2/1/2031 131,171 130,858
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G18592
3.00%, 3/1/2031 144,025 143,681
Pool# C48206
7.50%, 3/1/2031 1,482 1,486
Pool# C91366
4.50%, 4/1/2031 44,971 45,787
Pool# G18601
3.00%, 5/1/2031 84,774 84,572
Pool# G18605
3.00%, 6/1/2031 49,933 49,814
Pool# J34627
3.00%, 6/1/2031 12,585 12,555
Pool# C91377
4.50%, 6/1/2031 24,173 24,614
Pool# C53324
7.00%, 6/1/2031 1,363 1,402
Pool# C01209
8.00%, 6/1/2031 289 291
Pool# J35107
2.50%, 8/1/2031 95,955 94,202
Pool# G01309
7.00%, 8/1/2031 533 565
Pool# G01311
7.00%, 9/1/2031 4,332 4,621
Pool# C01222
7.00%, 9/1/2031 625 681
Pool# G01315
7.00%, 9/1/2031 165 178
Pool# J35522
2.50%, 10/1/2031 318,804 312,979
Pool# C60012
7.00%, 11/1/2031 591 600
Pool# C61298
8.00%, 11/1/2031 2,134 2,161
Pool# J35957
2.50%, 12/1/2031 465,052 456,553
Pool# C61105
7.00%, 12/1/2031 4,637 4,798
Pool# C63171
7.00%, 1/1/2032 3,320 3,502
Pool# V61548
2.50%, 2/1/2032 451,441 443,190
Pool# D99004
3.50%, 3/1/2032 81,056 81,133
Pool# G30577
3.50%, 4/1/2032 169,846 170,008
Pool# G01391
7.00%, 4/1/2032 8,484 9,147
Pool# C01345
7.00%, 4/1/2032 2,868 3,131
Pool# C01370
8.00%, 4/1/2032 690 737
Pool# C01381
8.00%, 5/1/2032 10,291 11,171
Pool# C68290
7.00%, 6/1/2032 2,071 2,154
Pool# C68300
7.00%, 6/1/2032 830 832
Pool# D99266
3.50%, 7/1/2032 141,191 141,325

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 45
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G01449
7.00%, 7/1/2032 5,220 5,620
Pool# C69908
7.00%, 8/1/2032 21,329 22,523
Pool# C91558
3.50%, 9/1/2032 26,649 26,674
Pool# G16407
2.50%, 1/1/2033 248,378 243,837
Pool# G16408
2.50%, 1/1/2033 171,303 168,170
Pool# G01536
7.00%, 3/1/2033 7,841 8,460
Pool# C01528
5.00%, 4/1/2033 37,845 39,803
Pool# G30646
3.00%, 5/1/2033 160,021 157,303
Pool# G30642
3.00%, 5/1/2033 87,346 85,861
Pool# K90535
3.00%, 5/1/2033 35,415 34,814
Pool# G18693
4.00%, 5/1/2033 55,226 56,303
Pool# G18696
3.50%, 7/1/2033 14,864 14,870
Pool# A16419
6.50%, 11/1/2033 13,693 14,379
Pool# C01806
7.00%, 1/1/2034 10,900 11,188
Pool# A21356
6.50%, 4/1/2034 43,497 46,283
Pool# C01851
6.50%, 4/1/2034 18,867 20,183
Pool# A24301
6.50%, 5/1/2034 25,505 26,783
Pool# A22067
6.50%, 5/1/2034 17,496 18,840
Pool# G18737
3.50%, 6/1/2034 97,124 97,171
Pool# A24988
6.50%, 7/1/2034 10,155 10,663
Pool# G01741
6.50%, 10/1/2034 6,253 6,660
Pool# G08023
6.50%, 11/1/2034 13,117 14,227
Pool# G01947
7.00%, 5/1/2035 6,465 6,933
Pool# G08073
5.50%, 8/1/2035 60,080 64,496
Pool# A37135
5.50%, 9/1/2035 93,459 99,489
Pool# A47368
5.00%, 10/1/2035 83,249 87,435
Pool# A38531
5.50%, 10/1/2035 125,547 133,629
Pool# A38255
5.50%, 10/1/2035 99,631 106,973
Pool# G08088
6.50%, 10/1/2035 60,030 64,566
Pool# A39759
5.50%, 11/1/2035 4,080 4,323
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A40376
5.50%, 12/1/2035 2,544 2,686
Pool# A42305
5.50%, 1/1/2036 7,880 8,323
Pool# A41548
7.00%, 1/1/2036 10,860 11,084
Pool# G08111
5.50%, 2/1/2036 78,987 84,819
Pool# A43886
5.50%, 3/1/2036 279,391 295,639
Pool# A43885
5.50%, 3/1/2036 169,378 177,567
Pool# A43884
5.50%, 3/1/2036 112,679 117,412
Pool# A48378
5.50%, 3/1/2036 65,334 68,016
Pool# A43861
5.50%, 3/1/2036 45,203 47,158
Pool# G08116
5.50%, 3/1/2036 17,673 18,996
Pool# A48735
5.50%, 5/1/2036 6,638 6,908
Pool# A53039
6.50%, 10/1/2036 42,835 44,981
Pool# G05254
5.00%, 1/1/2037 56,723 59,733
Pool# G04331
5.00%, 2/1/2037 55,555 58,503
Pool# G05941
6.00%, 2/1/2037 285,325 312,722
Pool# G03620
6.50%, 10/1/2037 1,805 1,977
Pool# G03721
6.00%, 12/1/2037 26,290 28,844
Pool# G03969
6.00%, 2/1/2038 28,794 31,563
Pool# C91982
3.50%, 3/1/2038 91,026 89,594
Pool# G04913
5.00%, 3/1/2038 99,386 104,828
Pool# G05299
4.50%, 6/1/2038 95,491 98,292
Pool# G04581
6.50%, 8/1/2038 50,352 53,902
Pool# C92013
3.50%, 9/1/2038 243,928 240,095
Pool# A81674
6.00%, 9/1/2038 179,786 197,182
Pool# G05459
5.50%, 5/1/2039 718,566 772,309
Pool# G05535
4.50%, 7/1/2039 267,658 276,514
Pool# A89500
4.50%, 10/1/2039 25,924 26,780
Pool# A91165
5.00%, 2/1/2040 1,095,367 1,154,259
Pool# G60342
4.50%, 5/1/2042 265,733 274,417
Pool# G60195
4.00%, 6/1/2042 328,515 332,548

46 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q08977
4.00%, 6/1/2042 64,502 64,288
Pool# Q09824
4.00%, 8/1/2042 43,811 44,352
Pool# Q11087
4.00%, 9/1/2042 48,171 47,939
Pool# G07158
3.50%, 10/1/2042 187,253 184,186
Pool# G07163
3.50%, 10/1/2042 171,486 168,678
Pool# Q11532
3.50%, 10/1/2042 120,272 118,302
Pool# Q12051
3.50%, 10/1/2042 98,675 97,059
Pool# Q12052
3.50%, 10/1/2042 43,292 42,583
Pool# C09020
3.50%, 11/1/2042 301,292 296,356
Pool# G07264
3.50%, 12/1/2042 267,560 263,177
Pool# Q14292
3.50%, 1/1/2043 71,793 70,618
Pool# Q15884
3.00%, 2/1/2043 402,176 384,728
Pool# Q16470
3.00%, 3/1/2043 869,160 831,634
Pool# V80002
2.50%, 4/1/2043 339,804 309,674
Pool# Q16915
3.00%, 4/1/2043 311,967 298,531
Pool# Q17675
3.50%, 4/1/2043 328,435 323,057
Pool# Q18523
3.50%, 5/1/2043 321,524 316,260
Pool# Q18751
3.50%, 6/1/2043 441,520 434,300
Pool# G07410
3.50%, 7/1/2043 139,729 137,440
Pool# Q20332
3.50%, 7/1/2043 45,631 44,884
Pool# G07459
3.50%, 8/1/2043 387,185 380,840
Pool# G60038
3.50%, 1/1/2044 813,156 799,839
Pool# Q26869
4.00%, 6/1/2044 392,116 394,486
Pool# G07946
4.00%, 7/1/2044 12,226 12,324
Pool# Q28607
3.50%, 9/1/2044 151,555 149,073
Pool# G61231
3.50%, 9/1/2044 40,780 40,113
Pool# G08609
3.50%, 10/1/2044 127,559 125,471
Pool# Q30833
4.00%, 1/1/2045 19,356 19,511
Pool# G60400
4.50%, 1/1/2045 104,488 107,177
Pool# G07925
4.00%, 2/1/2045 34,491 34,768
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q34165
4.00%, 6/1/2045 201,891 203,110
Pool# V81873
4.00%, 8/1/2045 128,845 129,878
Pool# G08669
4.00%, 9/1/2045 195,498 197,065
Pool# V82126
3.50%, 12/1/2045 114,818 112,369
Pool# Q38199
3.50%, 1/1/2046 8,980 8,775
Pool# Q38357
4.00%, 1/1/2046 55,480 55,925
Pool# G61365
4.50%, 1/1/2046 39,191 40,325
Pool# G08697
3.00%, 3/1/2046 550,896 521,240
Pool# Q39364
3.50%, 3/1/2046 90,453 88,524
Pool# Q39434
3.50%, 3/1/2046 72,778 71,313
Pool# Q39440
4.00%, 3/1/2046 34,547 34,749
Pool# G08704
4.50%, 4/1/2046 19,878 20,419
Pool# Q40097
4.50%, 4/1/2046 2,969 3,010
Pool# G60582
3.50%, 5/1/2046 222,813 218,067
Pool# Q40718
3.50%, 5/1/2046 72,024 70,489
Pool# G08707
4.00%, 5/1/2046 91,681 92,397
Pool# G08708
4.50%, 5/1/2046 14,241 14,630
Pool# Q40728
4.50%, 5/1/2046 2,697 2,731
Pool# Q41548
3.00%, 7/1/2046 80,491 76,410
Pool# Q41903
3.50%, 7/1/2046 105,406 103,003
Pool# Q41491
3.50%, 7/1/2046 9,742 9,535
Pool# Q41407
3.50%, 7/1/2046 2,673 2,612
Pool# G61791
4.00%, 7/1/2046 89,758 90,470
Pool# Q41947
4.50%, 7/1/2046 4,839 4,919
Pool# G08715
3.00%, 8/1/2046 554,015 525,232
Pool# Q42596
3.50%, 8/1/2046 89,611 88,020
Pool# Q42203
3.50%, 8/1/2046 23,839 23,371
Pool# G61237
3.50%, 8/1/2046 16,615 16,343
Pool# Q42393
3.50%, 8/1/2046 14,326 13,999
Pool# Q42680
4.00%, 8/1/2046 4,599 4,602

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 47
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08720
4.50%, 8/1/2046 10,564 10,837
Pool# G61323
3.00%, 9/1/2046 523,985 500,942
Pool# G08721
3.00%, 9/1/2046 304,371 288,431
Pool# V82617
3.50%, 9/1/2046 204,260 199,902
Pool# G08722
3.50%, 9/1/2046 61,101 60,026
Pool# G60733
4.50%, 9/1/2046 116,233 119,477
Pool# G60722
3.00%, 10/1/2046 899,167 852,250
Pool# Q44035
3.00%, 10/1/2046 429,253 406,505
Pool# G61815
4.00%, 10/1/2046 36,994 37,287
Pool# G61257
3.00%, 11/1/2046 851,986 804,698
Pool# Q44452
3.00%, 11/1/2046 190,651 180,391
Pool# G08732
3.00%, 11/1/2046 54,867 51,891
Pool# Q44473
3.50%, 11/1/2046 26,541 25,975
Pool# Q44223
3.50%, 11/1/2046 13,462 13,155
Pool# G08734
4.00%, 11/1/2046 273,143 274,939
Pool# G08737
3.00%, 12/1/2046 1,823,705 1,726,668
Pool# G60989
3.00%, 12/1/2046 318,614 301,983
Pool# Q45878
3.00%, 12/1/2046 67,516 63,819
Pool# G08738
3.50%, 12/1/2046 1,180,483 1,155,313
Pool# Q45024
3.50%, 12/1/2046 86,373 84,529
Pool# G08741
3.00%, 1/1/2047 500,719 474,075
Pool# G08747
3.00%, 2/1/2047 951,011 900,203
Pool# G08748
3.50%, 2/1/2047 244,092 239,339
Pool# G08749
4.00%, 2/1/2047 416,412 418,806
Pool# G61890
4.00%, 2/1/2047 30,392 30,608
Pool# G08751
3.50%, 3/1/2047 365,353 357,563
Pool# Q47592
3.50%, 4/1/2047 64,566 63,189
Pool# Q47484
3.50%, 4/1/2047 14,781 14,466
Pool# G60988
3.00%, 5/1/2047 1,102,316 1,045,235
Pool# Q48098
3.50%, 5/1/2047 47,276 46,268
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q48237
4.50%, 5/1/2047 75,065 76,375
Pool# G61390
3.00%, 6/1/2047 797,336 754,936
Pool# Q48414
4.50%, 6/1/2047 56,168 56,768
Pool# Q48365
4.50%, 6/1/2047 15,563 15,828
Pool# G08770
3.50%, 7/1/2047 707,446 694,729
Pool# V83270
3.50%, 7/1/2047 159,347 155,714
Pool# G61339
3.00%, 8/1/2047 165,999 157,249
Pool# G08774
3.50%, 8/1/2047 78,197 76,530
Pool# Q49917
3.50%, 8/1/2047 57,329 56,022
Pool# Q53085
3.00%, 9/1/2047 175,238 166,838
Pool# G61295
3.50%, 9/1/2047 376,292 368,750
Pool# G08779
3.50%, 9/1/2047 211,408 206,901
Pool# G61622
3.00%, 10/1/2047 400,006 379,105
Pool# G08785
4.00%, 10/1/2047 24,332 24,334
Pool# Q52075
4.00%, 11/1/2047 148,788 149,526
Pool# V83598
3.50%, 12/1/2047 65,500 64,102
Pool# G67707
3.50%, 1/1/2048 464,709 458,285
Pool# V83909
4.00%, 1/1/2048 180,224 181,091
Pool# G61311
3.50%, 2/1/2048 440,021 430,010
Pool# T65458
3.50%, 2/1/2048 79,558 76,223
Pool# Q54460
4.00%, 2/1/2048 134,340 135,083
Pool# G08801
4.00%, 2/1/2048 131,614 131,855
Pool# G61298
4.00%, 2/1/2048 61,593 61,744
Pool# Q54727
3.50%, 3/1/2048 174,962 171,231
Pool# Q55401
5.00%, 4/1/2048 38,175 39,442
Pool# V84237
3.50%, 5/1/2048 290,118 283,579
Pool# G08813
3.50%, 5/1/2048 31,745 30,979
Pool# G08820
4.50%, 5/1/2048 256,152 259,507
Pool# G08821
5.00%, 5/1/2048 10,901 11,264
Pool# G67712
4.00%, 6/1/2048 128,076 128,784

48 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G67713
4.00%, 6/1/2048 104,354 104,707
Pool# G08817
4.00%, 6/1/2048 38,920 38,907
Pool# G08818
4.50%, 6/1/2048 136,733 138,593
Pool# Q56473
4.50%, 6/1/2048 34,289 35,087
Pool# Q56472
4.50%, 6/1/2048 30,835 31,554
Pool# G08827
4.50%, 7/1/2048 91,030 92,032
Pool# Q57401
4.50%, 7/1/2048 42,924 43,924
Pool# Q57402
4.50%, 7/1/2048 14,219 14,573
Pool# G08833
5.00%, 7/1/2048 4,166 4,307
Pool# G08831
4.00%, 8/1/2048 105,610 105,804
Pool# G08836
4.00%, 9/1/2048 425,456 425,379
Pool# G67716
4.50%, 10/1/2048 73,634 75,222
Pool# G08843
4.50%, 10/1/2048 32,980 33,369
Pool# V85044
4.00%, 12/1/2048 122,772 122,999
Pool# V85082
4.50%, 12/1/2048 23,248 23,475
Pool# G61846
4.00%, 1/1/2049 2,230 2,231
Pool# V85139
4.50%, 1/1/2049 29,275 29,520
FHLMC Non Gold Pool
Pool# 1B8478
2.35%, 7/1/2041(a) 42,260 43,470
Pool# 2B0108
2.15%, 1/1/2042(a) 7,188 7,154
Pool# 2B1381
3.25%, 6/1/2043(a) 1,381 1,382
FHLMC UMBS Pool
Pool# ZT1998
4.00%, 7/1/2029 58,720 59,352
Pool# ZS7757
3.00%, 3/1/2030 370,240 369,021
Pool# SB0383
2.50%, 4/1/2032 795,063 779,817
Pool# ZS8701
3.50%, 6/1/2033 52,912 52,971
Pool# SB0218
3.00%, 10/1/2033 92,128 91,315
Pool# SB0366
3.50%, 2/1/2034 128,348 127,702
Pool# QN0248
3.00%, 7/1/2034 48,651 48,068
Pool# SB0095
3.50%, 7/1/2034 114,226 114,294
Pool# SB0069
3.00%, 9/1/2034 169,711 167,686
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB8021
3.00%, 12/1/2034 318,670 314,866
Pool# SB8500
2.50%, 7/1/2035 800,643 766,702
Pool# SB8505
2.50%, 10/1/2035 2,328,995 2,229,532
Pool# SB8506
2.00%, 2/1/2036 2,026,370 1,899,209
Pool# SB8508
2.00%, 2/1/2036 1,424,098 1,332,131
Pool# RC1826
2.00%, 2/1/2036 405,782 379,191
Pool# SB8092
1.50%, 3/1/2036 460,805 419,648
Pool# RC1887
2.00%, 3/1/2036 765,272 715,581
Pool# RC2049
2.00%, 6/1/2036 1,825,003 1,706,267
Pool# RC2045
2.00%, 6/1/2036 567,258 530,081
Pool# SB8112
2.50%, 7/1/2036 323,506 309,283
Pool# QN7405
2.00%, 8/1/2036 235,910 220,583
Pool# SB8119
2.00%, 9/1/2036 1,034,119 966,322
Pool# SB8140
1.50%, 2/1/2037 661,713 602,381
Pool# SB8144
1.50%, 3/1/2037 1,033,826 941,122
Pool# QN9700
1.50%, 3/1/2037 139,175 126,695
Pool# QA2237
3.00%, 7/1/2046 1,064,592 1,010,720
Pool# QA2226
3.00%, 7/1/2046 631,347 599,530
Pool# ZS4693
3.00%, 12/1/2046 834,107 788,952
Pool# ZM2339
3.50%, 1/1/2047 175,732 171,599
Pool# ZS4746
3.00%, 12/1/2047 413,666 389,212
Pool# ZA5785
4.50%, 10/1/2048 174,869 176,463
Pool# ZT1321
4.50%, 11/1/2048 239,347 241,521
Pool# ZA6139
4.50%, 12/1/2048 78,898 79,498
Pool# SD0295
3.00%, 2/1/2049 1,971,682 1,873,695
Pool# ZA6536
4.00%, 3/1/2049 83,701 83,522
Pool# ZA6380
4.00%, 3/1/2049 75,174 75,171
Pool# ZT1858
4.50%, 4/1/2049 41,803 42,664
Pool# QA8965
3.00%, 4/1/2050 590,958 551,857
Pool# RA2579
3.00%, 5/1/2050 279,997 262,122

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 49
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA3022
2.50%, 6/1/2050 613,782 553,809
Pool# SD7521
2.50%, 7/1/2050 944,921 859,906
Pool# RA3174
3.00%, 7/1/2050 602,227 565,893
Pool# SD7523
2.50%, 8/1/2050 246,998 224,750
Pool# RA3382
3.00%, 8/1/2050 574,333 537,665
Pool# SD0500
3.00%, 8/1/2050 43,430 40,964
Pool# SD0514
2.00%, 10/1/2050 910,045 793,646
Pool# RA3723
2.00%, 10/1/2050 286,875 250,050
Pool# RA3935
2.50%, 11/1/2050 2,722,053 2,452,701
Pool# RA3932
2.50%, 11/1/2050 1,567,415 1,423,014
Pool# RA3934
2.50%, 11/1/2050 817,552 737,667
Pool# RA3987
2.50%, 11/1/2050 349,731 315,124
Pool# RA4071
2.50%, 12/1/2050 931,734 840,691
Pool# RA4216
2.50%, 12/1/2050 856,337 772,662
Pool# RA4411
2.50%, 1/1/2051 2,045,577 1,843,053
Pool# RA4351
2.50%, 1/1/2051 1,027,244 926,868
Pool# RA4410
2.50%, 1/1/2051 713,473 643,719
Pool# RA4652
2.00%, 2/1/2051 3,254,308 2,837,010
Pool# RA4493
2.00%, 2/1/2051 1,541,334 1,343,696
Pool# QB9104
2.00%, 2/1/2051 832,320 725,598
Pool# RA4737
2.00%, 3/1/2051 3,020,837 2,633,490
Pool# RA4718
2.00%, 3/1/2051 1,316,755 1,147,921
Pool# SD7537
2.00%, 3/1/2051 703,322 613,140
Pool# SD8139
1.50%, 4/1/2051 983,209 817,250
Pool# SD8140
2.00%, 4/1/2051 5,566,313 4,852,572
Pool# SD8145
1.50%, 5/1/2051 1,942,628 1,614,726
Pool# SD8146
2.00%, 5/1/2051 12,754,931 11,083,790
Pool# QC2070
2.00%, 5/1/2051 137,232 119,678
Pool# SD0593
3.00%, 5/1/2051 2,085,407 1,975,594
Pool# RA5436
2.00%, 6/1/2051 413,687 360,637
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA5373
2.00%, 6/1/2051 350,597 305,748
Pool# SD8154
1.50%, 7/1/2051 1,963,252 1,631,872
Pool# RA5398
2.00%, 7/1/2051 1,184,952 1,033,368
Pool# QC5128
2.00%, 8/1/2051 333,555 290,782
Pool# SD8166
2.00%, 9/1/2051 1,960,413 1,705,713
Pool# RA6140
2.00%, 10/1/2051 1,391,706 1,213,239
Pool# RA6085
2.00%, 10/1/2051 834,547 728,307
Pool# RA6091
2.00%, 10/1/2051 811,662 707,580
Pool# RA6503
2.00%, 12/1/2051 9,591,071 8,361,126
Pool# RA6624
2.00%, 1/1/2052 6,121,974 5,336,800
FNMA Pool
Pool# AC9890
2.84%, 4/1/2040(a) 341,511 351,686
Pool# AC9895
3.06%, 4/1/2040(a) 372,514 375,395
Pool# AJ1249
2.06%, 9/1/2041(a) 75,494 77,389
Pool# AK0714
2.24%, 2/1/2042(a) 10,013 10,014
Pool# AT4250
3.38%, 6/1/2043(a) 21,466 21,839
Pool# BF0203
3.00%, 2/1/2047 513,427 493,488
Pool# BF0206
4.00%, 2/1/2047 290,838 289,322
Pool# BF0200
3.50%, 11/1/2051 205,081 202,594
Pool# BF0171
4.00%, 1/1/2057 174,776 174,284
Pool# BF0184
4.00%, 2/1/2057 200,502 199,938
FNMA UMBS Pool
Pool# AA2549
4.00%, 4/1/2024 15,502 15,669
Pool# 934863
4.00%, 6/1/2024 38,889 39,308
Pool# AC1374
4.00%, 8/1/2024 23,569 23,823
Pool# AC1529
4.50%, 9/1/2024 84,020 85,904
Pool# AD0244
4.50%, 10/1/2024 9,629 9,845
Pool# AD4089
4.50%, 5/1/2025 106,781 109,174
Pool# 890216
4.50%, 7/1/2025 19,344 19,778
Pool# AB1609
4.00%, 10/1/2025 55,840 56,440
Pool# AH1361
3.50%, 12/1/2025 50,807 50,644

50 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AH1518
3.50%, 12/1/2025 23,337 23,263
Pool# AH5616
3.50%, 2/1/2026 145,182 144,725
Pool# AL0298
4.00%, 5/1/2026 127,224 128,654
Pool# AB4277
3.00%, 1/1/2027 217,240 216,529
Pool# AL1391
3.50%, 1/1/2027 3,378 3,372
Pool# AP4746
3.00%, 8/1/2027 61,127 60,882
Pool# AP7855
3.00%, 9/1/2027 358,574 357,398
Pool# AP4640
3.00%, 9/1/2027 45,458 45,309
Pool# AQ5096
3.00%, 11/1/2027 88,995 88,703
Pool# AB6887
3.00%, 11/1/2027 68,943 68,717
Pool# AQ4532
3.00%, 11/1/2027 56,262 56,077
Pool# AQ3758
3.00%, 11/1/2027 42,893 42,752
Pool# AB6886
3.00%, 11/1/2027 36,194 36,075
Pool# AQ7406
3.00%, 11/1/2027 36,034 35,883
Pool# AQ2884
3.00%, 12/1/2027 31,372 31,211
Pool# AS0487
2.50%, 9/1/2028 185,062 182,439
Pool# 930998
4.50%, 4/1/2029 6,633 6,666
Pool# BM1507
2.50%, 12/1/2029 102,683 101,231
Pool# AL8077
3.50%, 12/1/2029 11,623 11,636
Pool# BM4299
3.00%, 3/1/2030 411,975 410,148
Pool# AS4874
3.00%, 4/1/2030 250,930 250,103
Pool# AS5412
2.50%, 7/1/2030 97,167 95,307
Pool# AS5420
3.00%, 7/1/2030 211,869 211,171
Pool# AL7152
3.50%, 7/1/2030 229,927 230,002
Pool# AS5702
2.50%, 8/1/2030 344,815 338,211
Pool# AZ4898
2.50%, 8/1/2030 206,960 202,998
Pool# AY8448
3.00%, 8/1/2030 734,550 732,129
Pool# AZ2953
3.00%, 9/1/2030 647,824 645,689
Pool# AZ5718
3.00%, 9/1/2030 434,424 432,513
Pool# AS6060
3.00%, 10/1/2030 462,490 460,686
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AZ9234
3.50%, 10/1/2030 27,797 27,742
Pool# BA2993
3.00%, 11/1/2030 96,890 96,213
Pool# AS6174
3.50%, 11/1/2030 13,297 13,312
Pool# AS6272
2.50%, 12/1/2030 131,076 128,565
Pool# AS6295
3.00%, 12/1/2030 182,284 181,347
Pool# BA3545
3.00%, 12/1/2030 88,934 88,640
Pool# AH1515
4.00%, 12/1/2030 201,773 205,171
Pool# AD0716
6.50%, 12/1/2030 595,444 629,275
Pool# BA6532
2.50%, 1/1/2031 99,380 97,477
Pool# BM5016
3.00%, 1/1/2031 306,908 305,897
Pool# AB2121
4.00%, 1/1/2031 31,264 31,790
Pool# AL8060
3.00%, 2/1/2031 219,147 218,425
Pool# MA0641
4.00%, 2/1/2031 140,741 143,113
Pool# 560868
7.50%, 2/1/2031 562 566
Pool# AS6799
3.00%, 3/1/2031 164,870 164,326
Pool# BC0774
3.00%, 3/1/2031 96,082 95,765
Pool# BC4410
3.50%, 3/1/2031 11,427 11,380
Pool# AS6919
3.50%, 3/1/2031 10,170 10,169
Pool# BC0320
3.50%, 3/1/2031 8,964 8,974
Pool# BC4430
3.00%, 4/1/2031 33,111 32,920
Pool# AL8565
3.00%, 6/1/2031 111,894 111,525
Pool# AL8566
3.00%, 6/1/2031 104,404 104,060
Pool# AL8561
3.50%, 6/1/2031 107,861 108,528
Pool# AS8028
2.50%, 9/1/2031 364,125 357,142
Pool# AL9378
3.00%, 9/1/2031 53,818 53,640
Pool# MA2775
2.50%, 10/1/2031 777,409 762,502
Pool# BM1888
2.50%, 10/1/2031 711,444 701,382
Pool# AS8038
2.50%, 10/1/2031 349,456 342,751
Pool# BC4777
2.50%, 10/1/2031 287,558 282,044
Pool# AL9323
2.50%, 10/1/2031 17,623 17,285

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 51
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8612
3.00%, 10/1/2031 107,781 107,227
Pool# 607212
7.50%, 10/1/2031 3,019 3,056
Pool# MA0895
3.50%, 11/1/2031 141,121 141,124
Pool# 607632
6.50%, 11/1/2031 1 1
Pool# MA2830
2.50%, 12/1/2031 304,066 298,235
Pool# BM3814
2.50%, 12/1/2031 210,862 206,827
Pool# AS8594
2.50%, 1/1/2032 244,414 239,727
Pool# AS8597
2.50%, 1/1/2032 204,387 200,466
Pool# AS8609
3.00%, 1/1/2032 149,912 149,417
Pool# AL9786
3.00%, 1/1/2032 147,224 146,740
Pool# AL9585
3.50%, 1/1/2032 57,651 58,010
Pool# BM1036
2.50%, 2/1/2032 1,119,328 1,097,862
Pool# BM4624
3.00%, 2/1/2032 164,078 163,541
Pool# AL9872
3.00%, 2/1/2032 122,310 121,909
Pool# AL9740
3.00%, 2/1/2032 105,985 105,048
Pool# AL9871
3.00%, 2/1/2032 75,295 75,048
Pool# AS8767
3.00%, 2/1/2032 12,432 12,391
Pool# BM1007
2.50%, 3/1/2032 326,133 319,881
Pool# AL9899
3.00%, 3/1/2032 21,980 21,908
Pool# BM3269
2.50%, 4/1/2032 491,410 482,000
Pool# MA1029
3.50%, 4/1/2032 120,366 120,369
Pool# 545556
7.00%, 4/1/2032 2,291 2,447
Pool# AO2565
3.50%, 5/1/2032 36,654 36,654
Pool# AS9695
3.50%, 5/1/2032 24,948 24,976
Pool# 545605
7.00%, 5/1/2032 3,096 3,335
Pool# BM4088
3.00%, 6/1/2032 194,945 194,312
Pool# AO5103
3.50%, 6/1/2032 126,166 126,169
Pool# 890786
3.50%, 6/1/2032 24,720 24,747
Pool# MA1107
3.50%, 7/1/2032 17,227 17,228
Pool# FM1664
4.00%, 7/1/2032 107,397 108,553
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 651361
7.00%, 7/1/2032 1,000 1,013
Pool# BM1669
3.00%, 8/1/2032 123,682 122,589
Pool# AP1990
3.50%, 8/1/2032 56,151 56,152
Pool# AP1997
3.50%, 8/1/2032 30,479 30,480
Pool# BH5355
3.50%, 8/1/2032 6,459 6,466
Pool# AO7202
3.50%, 9/1/2032 121,501 121,504
Pool# MA1166
3.50%, 9/1/2032 93,496 93,499
Pool# BM5167
3.50%, 9/1/2032 17,695 17,714
Pool# CA0586
2.50%, 10/1/2032 49,893 48,935
Pool# AP3673
3.50%, 10/1/2032 112,349 112,352
Pool# BH9391
3.50%, 10/1/2032 7,816 7,825
Pool# BM3389
3.00%, 11/1/2032 199,997 198,238
Pool# AB6962
3.50%, 11/1/2032 165,569 165,573
Pool# AQ3343
3.50%, 11/1/2032 108,441 108,443
Pool# BM3977
3.00%, 12/1/2032 290,873 288,307
Pool# CA0951
3.00%, 12/1/2032 152,651 151,301
Pool# FM1661
2.50%, 1/1/2033 575,953 564,981
Pool# BM4338
2.50%, 1/1/2033 325,025 318,799
Pool# BM3919
3.00%, 2/1/2033 184,114 182,487
Pool# BM3750
3.50%, 3/1/2033 154,380 154,549
Pool# BM4129
3.50%, 4/1/2033 190,496 190,706
Pool# 555346
5.50%, 4/1/2033 31,816 33,943
Pool# 713560
5.50%, 4/1/2033 6,965 7,267
Pool# 694846
6.50%, 4/1/2033 6,356 6,668
Pool# AB9402
3.00%, 5/1/2033 189,656 186,261
Pool# AB9403
3.00%, 5/1/2033 83,772 82,276
Pool# AB9300
3.00%, 5/1/2033 63,880 62,738
Pool# BM4132
3.50%, 5/1/2033 143,634 143,793
Pool# MA3372
4.00%, 5/1/2033 123,016 125,182
Pool# 555421
5.00%, 5/1/2033 678,552 712,875

52 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3393
4.00%, 6/1/2033 54,913 55,646
Pool# MA3427
4.00%, 7/1/2033 40,977 41,534
Pool# 720087
5.50%, 7/1/2033 113,055 119,589
Pool# 728721
5.50%, 7/1/2033 13,503 14,364
Pool# 555684
5.50%, 7/1/2033 4,940 5,289
Pool# MA1527
3.00%, 8/1/2033 669,958 655,082
Pool# 743235
5.50%, 10/1/2033 9,078 9,695
Pool# 750229
6.50%, 10/1/2033 17,548 18,605
Pool# FM2154
4.00%, 12/1/2033 217,505 219,845
Pool# 755872
5.50%, 12/1/2033 98,140 104,821
Pool# 725221
5.50%, 1/1/2034 2,892 3,099
Pool# 725223
5.50%, 3/1/2034 345 369
Pool# 725228
6.00%, 3/1/2034 276,238 298,355
Pool# 725425
5.50%, 4/1/2034 165,739 177,580
Pool# 725423
5.50%, 5/1/2034 16,408 17,572
Pool# 725594
5.50%, 7/1/2034 70,946 76,012
Pool# MA3739
3.50%, 8/1/2034 108,289 108,193
Pool# 788027
6.50%, 9/1/2034 21,350 22,399
Pool# MA3827
2.50%, 11/1/2034 602,043 578,574
Pool# FM1905
3.00%, 11/1/2034 73,028 72,157
Pool# 807310
7.00%, 11/1/2034 1,906 2,046
Pool# FM2412
3.50%, 1/1/2035 41,295 41,277
Pool# 735141
5.50%, 1/1/2035 214,354 229,696
Pool# 889852
5.50%, 5/1/2035 6,023 6,454
Pool# FM5474
2.50%, 10/1/2035 526,713 504,215
Pool# MA4156
2.50%, 10/1/2035 443,146 424,218
Pool# FM4900
2.00%, 12/1/2035 70,217 65,639
Pool# 256023
6.00%, 12/1/2035 198,302 217,197
Pool# CA8793
2.00%, 2/1/2036 1,684,753 1,577,496
Pool# CA8736
2.00%, 2/1/2036 813,038 760,231
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA8789
2.00%, 2/1/2036 794,899 742,813
Pool# FM5908
2.00%, 2/1/2036 581,563 544,009
Pool# CA9141
2.00%, 2/1/2036 565,017 528,518
Pool# CA9145
2.00%, 2/1/2036 468,249 437,570
Pool# FM5571
2.00%, 2/1/2036 269,762 252,339
Pool# CA9435
2.00%, 3/1/2036 506,397 473,191
Pool# CA9475
2.00%, 3/1/2036 468,983 438,252
Pool# CA9441
2.50%, 3/1/2036 381,144 364,972
Pool# CB0262
2.00%, 4/1/2036 763,452 713,384
Pool# 745418
5.50%, 4/1/2036 32,005 34,314
Pool# FM7259
2.50%, 5/1/2036 329,072 316,232
Pool# 745516
5.50%, 5/1/2036 18,230 19,556
Pool# MA4360
2.00%, 6/1/2036 1,334,760 1,247,257
Pool# 889745
5.50%, 6/1/2036 3,482 3,731
Pool# CB1090
2.50%, 7/1/2036 200,747 191,974
Pool# FM8538
2.00%, 8/1/2036 258,595 241,801
Pool# 995065
5.50%, 9/1/2036 120,336 128,448
Pool# 888635
5.50%, 9/1/2036 78,694 84,302
Pool# MA4441
1.50%, 10/1/2036 290,523 264,478
Pool# MA4535
1.50%, 2/1/2037 4,676,327 4,257,206
Pool# MA4566
1.50%, 3/1/2037 2,039,068 1,856,256
Pool# MA4581
1.50%, 4/1/2037 571,632 520,380
Pool# BT2234
2.00%, 4/1/2037 5,725,944 5,350,432
Pool# MA4582
2.00%, 4/1/2037 2,791,145 2,608,099
Pool# FS2035
2.00%, 5/1/2037 2,794,732 2,611,593
Pool# CB4006
2.00%, 5/1/2037 2,300,000 2,149,164
Pool# 995024
5.50%, 8/1/2037 42,627 45,701
Pool# 995050
6.00%, 9/1/2037 389,770 427,217
Pool# 955194
7.00%, 11/1/2037 35,907 39,151
Pool# 928940
7.00%, 12/1/2037 21,438 21,774

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 53
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3389
4.00%, 6/1/2038 78,885 79,021
Pool# MA3464
3.50%, 9/1/2038 153,663 150,954
Pool# 990810
7.00%, 10/1/2038 41,715 42,005
Pool# AD8536
5.00%, 8/1/2040 121,995 127,845
Pool# AB1735
3.50%, 11/1/2040 4,951 4,871
Pool# AE9747
4.50%, 12/1/2040 426,271 439,947
Pool# AB2067
3.50%, 1/1/2041 174,951 172,796
Pool# 932888
3.50%, 1/1/2041 139,770 138,197
Pool# AB2068
3.50%, 1/1/2041 98,712 97,132
Pool# 932891
3.50%, 1/1/2041 27,997 27,585
Pool# AL3650
5.00%, 2/1/2041 8,530 8,976
Pool# AL6521
5.00%, 4/1/2041 734,821 773,502
Pool# AL0390
5.00%, 5/1/2041 242,229 254,991
Pool# AL5863
4.50%, 6/1/2041 1,491,682 1,534,379
Pool# AI9851
4.50%, 9/1/2041 23,862 24,561
Pool# AL0761
5.00%, 9/1/2041 82,591 86,940
Pool# BM3907
5.50%, 9/1/2041 194,320 208,204
Pool# AJ5431
4.50%, 10/1/2041 50,166 50,781
Pool# AJ4861
4.00%, 12/1/2041 84,438 85,397
Pool# AX5316
4.50%, 1/1/2042 42,426 43,791
Pool# AL2499
4.50%, 1/1/2042 14,038 14,450
Pool# AW8167
3.50%, 2/1/2042 499,982 491,431
Pool# AB5185
3.50%, 5/1/2042 220,831 217,021
Pool# AO3575
4.50%, 5/1/2042 46,080 46,765
Pool# AO4647
3.50%, 6/1/2042 495,829 487,253
Pool# AO8036
4.50%, 7/1/2042 239,387 246,135
Pool# AP2092
4.50%, 8/1/2042 11,584 11,642
Pool# AP6579
3.50%, 9/1/2042 445,612 437,946
Pool# AL2782
4.50%, 9/1/2042 73,348 75,597
Pool# AB6524
3.50%, 10/1/2042 657,945 646,583
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AB7074
3.00%, 11/1/2042 382,808 365,839
Pool# AP8785
3.00%, 11/1/2042 130,919 125,149
Pool# AL2677
3.50%, 11/1/2042 445,152 437,446
Pool# AB6786
3.50%, 11/1/2042 228,119 224,169
Pool# MA1273
3.50%, 12/1/2042 191,867 188,544
Pool# AR4210
3.50%, 1/1/2043 105,016 103,201
Pool# AT4040
3.00%, 3/1/2043 103,816 99,182
Pool# AR8213
3.50%, 4/1/2043 114,002 112,034
Pool# AB9238
3.00%, 5/1/2043 647,695 618,809
Pool# AB9237
3.00%, 5/1/2043 522,387 499,028
Pool# AB9236
3.00%, 5/1/2043 165,468 158,067
Pool# AB9362
3.50%, 5/1/2043 681,628 669,823
Pool# AT4145
3.00%, 6/1/2043 195,834 187,046
Pool# AB9814
3.00%, 7/1/2043 613,998 586,552
Pool# AT6871
3.00%, 7/1/2043 85,294 81,362
Pool# AS0203
3.00%, 8/1/2043 464,548 443,640
Pool# AS0255
4.50%, 8/1/2043 161,499 166,291
Pool# AS0516
3.00%, 9/1/2043 320,990 306,377
Pool# AL4471
4.00%, 9/1/2043 256,023 258,949
Pool# AL6951
3.50%, 10/1/2043 326,398 320,764
Pool# BM4222
3.00%, 1/1/2044 444,063 424,182
Pool# AS2276
4.50%, 4/1/2044 255,126 262,691
Pool# AW1006
4.00%, 5/1/2044 95,384 96,013
Pool# AL7767
4.50%, 6/1/2044 23,285 23,485
Pool# AS3161
4.00%, 8/1/2044 535,834 539,605
Pool# BM4650
3.00%, 10/1/2044 807,526 771,634
Pool# CA0688
3.50%, 10/1/2044 194,068 190,349
Pool# BC5090
4.00%, 10/1/2044 50,274 50,628
Pool# AS3946
4.00%, 12/1/2044 683,424 688,253
Pool# AL8303
3.00%, 1/1/2045 141,911 135,589

54 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM4384
4.00%, 1/1/2045 238,524 240,215
Pool# BM3611
4.00%, 1/1/2045 198,096 200,072
Pool# BM3804
3.50%, 2/1/2045 89,839 88,285
Pool# AL9555
4.00%, 2/1/2045 1,271,709 1,286,116
Pool# AX9524
4.00%, 2/1/2045 779,597 784,727
Pool# AS4418
4.00%, 2/1/2045 488,028 491,478
Pool# AS4375
4.00%, 2/1/2045 352,095 354,586
Pool# AL6889
4.50%, 2/1/2045 82,340 84,788
Pool# BM3931
3.00%, 3/1/2045 390,885 373,578
Pool# AY1312
3.50%, 3/1/2045 1,225,227 1,203,569
Pool# AX9567
3.50%, 3/1/2045 67,787 66,535
Pool# AS4578
4.00%, 3/1/2045 99,654 100,359
Pool# BM4975
4.00%, 3/1/2045 97,559 98,244
Pool# BM3664
3.00%, 5/1/2045 438,448 418,956
Pool# AS4921
3.50%, 5/1/2045 593,726 582,015
Pool# AS5012
4.00%, 5/1/2045 986,608 993,587
Pool# BM5562
4.00%, 6/1/2045 185,819 187,135
Pool# AS5312
3.50%, 7/1/2045 120,855 118,222
Pool# AZ7111
4.00%, 7/1/2045 13,040 13,132
Pool# AZ9866
4.00%, 8/1/2045 10,179 10,230
Pool# AL7207
4.50%, 8/1/2045 103,537 106,617
Pool# AL9634
3.50%, 10/1/2045 75,486 74,183
Pool# BA2164
3.00%, 11/1/2045 95,091 90,391
Pool# AS6311
3.50%, 12/1/2045 952,463 931,380
Pool# AS6282
3.50%, 12/1/2045 906,753 886,640
Pool# BC0326
3.50%, 12/1/2045 552,335 540,121
Pool# BC0092
3.50%, 12/1/2045 55,903 54,667
Pool# BC0475
3.50%, 12/1/2045 42,236 41,301
Pool# AS6362
4.50%, 12/1/2045 19,851 20,408
Pool# AS6474
3.50%, 1/1/2046 223,497 220,206
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS6539
3.50%, 1/1/2046 202,603 199,619
Pool# AL9849
3.50%, 1/1/2046 111,235 109,316
Pool# AS6527
4.00%, 1/1/2046 137,988 138,959
Pool# BC0178
4.50%, 1/1/2046 2,121 2,146
Pool# BC1158
3.50%, 2/1/2046 745,611 729,128
Pool# BC2667
4.00%, 2/1/2046 20,057 20,185
Pool# BC0605
4.00%, 2/1/2046 14,722 14,780
Pool# AL9781
4.50%, 2/1/2046 200,213 205,934
Pool# BC0300
3.50%, 3/1/2046 553,503 540,320
Pool# BM4621
3.50%, 3/1/2046 284,767 279,849
Pool# AS6833
3.50%, 3/1/2046 12,162 11,890
Pool# AS6795
4.00%, 3/1/2046 69,195 69,424
Pool# BA6972
4.00%, 3/1/2046 26,623 26,810
Pool# BC0311
4.50%, 3/1/2046 2,593 2,626
Pool# BC0823
3.50%, 4/1/2046 90,296 88,300
Pool# BA7692
3.50%, 4/1/2046 11,810 11,549
Pool# AS7026
4.00%, 4/1/2046 54,584 54,956
Pool# AS7171
3.50%, 5/1/2046 26,746 26,115
Pool# AS7251
4.00%, 5/1/2046 9,927 9,995
Pool# AS7387
3.50%, 6/1/2046 75,675 73,889
Pool# AL8833
4.00%, 6/1/2046 609,085 613,379
Pool# AS7594
3.50%, 7/1/2046 496,760 485,754
Pool# AS7593
3.50%, 7/1/2046 493,289 481,993
Pool# AL8824
3.50%, 7/1/2046 137,102 135,084
Pool# AS7545
3.50%, 7/1/2046 126,278 123,300
Pool# AS7490
3.50%, 7/1/2046 91,814 89,777
Pool# BC1452
4.00%, 7/1/2046 850,917 855,410
Pool# BD5180
4.50%, 7/1/2046 1,250 1,263
Pool# MA2705
3.00%, 8/1/2046 454,106 429,413
Pool# BC1489
3.00%, 8/1/2046 108,660 103,043

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 55
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BD4890
3.50%, 8/1/2046 552,306 540,087
Pool# BC9501
3.50%, 8/1/2046 20,642 20,185
Pool# AS7760
4.00%, 8/1/2046 105,767 106,544
Pool# AS7648
4.00%, 8/1/2046 44,164 44,383
Pool# AS7795
4.00%, 8/1/2046 37,837 38,048
Pool# BD3923
4.00%, 8/1/2046 8,664 8,713
Pool# BD3911
4.00%, 8/1/2046 8,283 8,319
Pool# AS7770
4.50%, 8/1/2046 24,562 25,105
Pool# BD5232
4.50%, 8/1/2046 4,396 4,477
Pool# AL8947
3.50%, 9/1/2046 162,840 159,234
Pool# BD4944
3.50%, 9/1/2046 19,888 19,419
Pool# AL9263
3.00%, 10/1/2046 155,915 147,602
Pool# AL9234
3.50%, 10/1/2046 65,935 64,884
Pool# BM3932
3.50%, 10/1/2046 37,661 36,802
Pool# AS8125
3.50%, 10/1/2046 37,438 36,608
Pool# FM1871
4.00%, 10/1/2046 90,620 91,654
Pool# BC4766
4.50%, 10/1/2046 29,048 29,698
Pool# AS8154
4.50%, 10/1/2046 9,672 9,838
Pool# FM1368
3.00%, 11/1/2046 872,978 829,494
Pool# MA2806
3.00%, 11/1/2046 300,149 284,130
Pool# BC9003
3.00%, 11/1/2046 120,682 114,968
Pool# AS8369
3.50%, 11/1/2046 471,998 461,535
Pool# BE5067
3.50%, 11/1/2046 316,759 309,866
Pool# BE0065
3.50%, 11/1/2046 11,431 11,210
Pool# BE5038
4.00%, 11/1/2046 11,010 11,115
Pool# MA2833
3.00%, 12/1/2046 2,511,226 2,391,679
Pool# AS8483
3.00%, 12/1/2046 587,263 558,173
Pool# BC9067
3.00%, 12/1/2046 287,192 271,778
Pool# AS8488
3.00%, 12/1/2046 234,617 222,049
Pool# AS8509
3.00%, 12/1/2046 77,088 72,970
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM1121
3.50%, 12/1/2046 486,255 475,480
Pool# AS8492
3.50%, 12/1/2046 482,605 475,502
Pool# AS8572
3.50%, 12/1/2046 334,176 326,780
Pool# AS8417
3.50%, 12/1/2046 283,073 276,811
Pool# BE4224
3.50%, 12/1/2046 12,198 11,929
Pool# AS8650
3.00%, 1/1/2047 1,013,566 954,228
Pool# AL9697
3.00%, 1/1/2047 597,748 565,994
Pool# AS8647
3.00%, 1/1/2047 441,838 418,087
Pool# BE5775
3.00%, 1/1/2047 373,652 353,378
Pool# AL9774
3.50%, 1/1/2047 325,168 321,509
Pool# BM3204
3.50%, 1/1/2047 251,903 248,206
Pool# BD2440
3.50%, 1/1/2047 171,214 167,426
Pool# AS8692
3.50%, 1/1/2047 157,067 153,746
Pool# BD2450
3.50%, 1/1/2047 121,518 119,017
Pool# BE6548
3.50%, 1/1/2047 61,405 60,045
Pool# BE7115
4.50%, 1/1/2047 6,968 7,096
Pool# BE5856
4.50%, 1/1/2047 6,944 7,057
Pool# BE6503
4.50%, 1/1/2047 3,703 3,776
Pool# BM3908
5.50%, 1/1/2047 38,594 41,372
Pool# MA2895
3.00%, 2/1/2047 3,172,490 3,001,791
Pool# BM3688
3.50%, 2/1/2047 381,004 372,614
Pool# BD5046
3.50%, 2/1/2047 72,421 70,820
Pool# BM5274
4.00%, 2/1/2047 66,124 66,585
Pool# BE8495
4.50%, 2/1/2047 3,688 3,759
Pool# BE7869
4.50%, 2/1/2047 2,964 2,994
Pool# AL9859
3.00%, 3/1/2047 943,258 895,308
Pool# AL9848
3.00%, 3/1/2047 308,599 292,140
Pool# BM5383
4.00%, 3/1/2047 43,108 43,412
Pool# AS8966
4.00%, 3/1/2047 27,915 27,963
Pool# AS8979
4.50%, 3/1/2047 45,570 46,523

56 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BE9247
4.50%, 3/1/2047 5,102 5,197
Pool# BM3707
2.50%, 4/1/2047 164,515 149,303
Pool# AS9463
3.50%, 4/1/2047 136,479 133,450
Pool# AS9451
3.50%, 4/1/2047 90,171 88,176
Pool# BD7122
4.00%, 4/1/2047 411,813 412,757
Pool# AS9467
4.00%, 4/1/2047 224,299 225,420
Pool# AS9470
4.50%, 4/1/2047 144,319 147,434
Pool# BH0304
4.50%, 4/1/2047 7,206 7,343
Pool# AS9562
3.00%, 5/1/2047 65,485 61,912
Pool# BM3237
3.50%, 5/1/2047 333,869 326,485
Pool# AS9577
3.50%, 5/1/2047 131,022 128,115
Pool# BM1268
4.00%, 5/1/2047 249,770 251,015
Pool# BE3670
3.50%, 6/1/2047 135,005 132,021
Pool# AS9794
3.50%, 6/1/2047 119,274 117,179
Pool# AS9747
4.00%, 6/1/2047 612,129 615,063
Pool# BM3549
4.00%, 6/1/2047 246,908 248,693
Pool# BE3702
4.00%, 6/1/2047 90,214 90,348
Pool# BM1295
4.50%, 6/1/2047 98,710 100,596
Pool# BE9624
4.50%, 6/1/2047 12,889 13,063
Pool# BM3801
3.00%, 7/1/2047 523,478 495,693
Pool# AS9938
3.50%, 7/1/2047 133,067 130,613
Pool# BM1551
3.50%, 7/1/2047 118,400 115,772
Pool# AS9909
3.50%, 7/1/2047 61,021 59,667
Pool# BM1492
4.00%, 7/1/2047 447,427 449,568
Pool# AS9973
4.00%, 7/1/2047 28,751 28,746
Pool# 890673
3.00%, 8/1/2047 270,175 256,047
Pool# MA3087
3.50%, 8/1/2047 218,574 212,530
Pool# CA0240
3.50%, 8/1/2047 114,091 111,401
Pool# BM1658
3.50%, 8/1/2047 99,104 96,908
Pool# BH7375
3.50%, 8/1/2047 70,915 69,349
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA0123
4.00%, 8/1/2047 374,967 376,457
Pool# BH2597
4.00%, 8/1/2047 220,963 221,165
Pool# BH5359
4.00%, 8/1/2047 137,955 138,672
Pool# CA0133
4.00%, 8/1/2047 39,899 39,983
Pool# BM5787
4.00%, 8/1/2047 12,104 12,194
Pool# CA0407
3.50%, 9/1/2047 187,608 183,040
Pool# BH4004
4.00%, 9/1/2047 204,002 204,244
Pool# BM3556
4.00%, 9/1/2047 125,202 126,107
Pool# CA0392
4.00%, 9/1/2047 84,764 84,695
Pool# CA0265
4.00%, 9/1/2047 26,635 26,724
Pool# CA0487
3.50%, 10/1/2047 486,212 475,008
Pool# BM1959
3.50%, 10/1/2047 344,647 339,576
Pool# CA0493
4.00%, 10/1/2047 220,479 220,620
Pool# BM3015
4.00%, 10/1/2047 146,174 146,845
Pool# CA0549
4.00%, 10/1/2047 144,851 144,943
Pool# CA0496
4.50%, 10/1/2047 159,377 162,644
Pool# CA0623
4.50%, 10/1/2047 37,844 38,507
Pool# CA0693
3.50%, 11/1/2047 331,580 324,246
Pool# CA0680
3.50%, 11/1/2047 168,118 165,227
Pool# BM3358
3.50%, 11/1/2047 149,553 147,355
Pool# CA0696
4.00%, 11/1/2047 357,974 357,678
Pool# BM3191
4.00%, 11/1/2047 75,476 75,607
Pool# CA0808
4.00%, 11/1/2047 60,514 60,733
Pool# BM3379
3.00%, 12/1/2047 493,897 467,973
Pool# BJ2492
3.50%, 12/1/2047 221,554 216,656
Pool# MA3211
4.00%, 12/1/2047 562,024 564,419
Pool# BJ1699
4.00%, 12/1/2047 182,494 183,814
Pool# CA0991
3.50%, 1/1/2048 354,372 346,957
Pool# MA3238
3.50%, 1/1/2048 340,748 333,029
Pool# CA1015
4.00%, 1/1/2048 220,235 221,124

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 57
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA1025
4.50%, 1/1/2048 298,009 302,239
Pool# CA1189
3.50%, 2/1/2048 1,308,092 1,279,306
Pool# BH9280
3.50%, 2/1/2048 714,876 699,013
Pool# CA1242
3.50%, 2/1/2048 162,805 160,503
Pool# MA3277
4.00%, 2/1/2048 12,704 12,719
Pool# BJ8271
4.50%, 2/1/2048 343,229 347,187
Pool# BJ8269
4.50%, 2/1/2048 212,289 216,631
Pool# BK1586
4.50%, 2/1/2048 204,465 208,438
Pool# BJ8270
4.50%, 2/1/2048 201,611 205,143
Pool# CA4341
3.00%, 3/1/2048 116,519 109,477
Pool# MA3305
3.50%, 3/1/2048 36,947 36,108
Pool# BK1972
4.50%, 3/1/2048 59,449 60,967
Pool# BJ0640
5.00%, 3/1/2048 16,558 17,125
Pool# CA1531
3.50%, 4/1/2048 125,573 123,076
Pool# CA1510
3.50%, 4/1/2048 80,588 78,689
Pool# CA1551
4.00%, 4/1/2048 562,399 561,294
Pool# CA1560
4.50%, 4/1/2048 119,733 122,224
Pool# BJ2681
5.00%, 4/1/2048 44,252 45,637
Pool# MA3348
5.00%, 4/1/2048 4,256 4,389
Pool# BM4024
3.50%, 5/1/2048 80,510 79,374
Pool# MA3358
4.50%, 5/1/2048 174,052 174,921
Pool# MA3374
5.00%, 5/1/2048 12,349 12,752
Pool# CA1898
4.50%, 6/1/2048 144,942 147,522
Pool# CA1951
4.00%, 7/1/2048 139,336 139,459
Pool# BK6577
4.50%, 7/1/2048 14,644 14,761
Pool# CA1988
4.50%, 7/1/2048 4,359 4,409
Pool# BK4766
4.50%, 8/1/2048 232,551 237,195
Pool# CA2376
4.00%, 9/1/2048 137,645 137,580
Pool# MA3472
5.00%, 9/1/2048 16,173 16,660
Pool# MA3495
4.00%, 10/1/2048 194,326 194,498
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA2493
4.50%, 10/1/2048 91,547 92,418
Pool# BM4664
4.50%, 10/1/2048 88,105 89,911
Pool# BM5024
3.00%, 11/1/2048 607,938 572,608
Pool# FM1001
3.50%, 11/1/2048 45,025 44,037
Pool# MA3521
4.00%, 11/1/2048 203,161 203,145
Pool# MA3536
4.00%, 12/1/2048 153,197 153,051
Pool# CA2779
4.50%, 12/1/2048 286,497 292,374
Pool# BN0340
4.50%, 12/1/2048 240,690 242,173
Pool# BM5212
4.50%, 12/1/2048 61,584 62,048
Pool# FM2888
3.50%, 1/1/2049 1,573,518 1,533,291
Pool# BN3944
4.00%, 1/1/2049 99,772 99,725
Pool# BN3960
4.50%, 1/1/2049 161,089 162,479
Pool# BN6135
4.00%, 2/1/2049 64,896 64,550
Pool# FM2337
4.50%, 2/1/2049 255,932 258,212
Pool# CA3387
4.00%, 4/1/2049 332,536 332,934
Pool# CA3394
5.00%, 4/1/2049 29,428 30,436
Pool# CA3489
4.00%, 5/1/2049 249,041 249,340
Pool# MA3665
4.50%, 5/1/2049 262,689 264,664
Pool# FM1051
4.50%, 5/1/2049 142,790 143,866
Pool# CA3669
4.00%, 6/1/2049 373,800 373,441
Pool# CA3639
4.00%, 6/1/2049 122,270 122,266
Pool# FM8304
4.00%, 7/1/2049 698,172 697,873
Pool# CA3825
4.00%, 7/1/2049 292,211 292,742
Pool# BO5494
3.00%, 11/1/2049 99,947 93,893
Pool# BO6225
3.00%, 12/1/2049 763,828 712,523
Pool# BO5380
3.00%, 12/1/2049 114,085 107,191
Pool# MA3873
4.00%, 12/1/2049 142,030 141,153
Pool# CA5152
3.00%, 2/1/2050 248,736 232,924
Pool# FM2887
3.00%, 3/1/2050 504,721 473,480
Pool# FM0077
3.00%, 3/1/2050 125,452 117,081

58 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA5510
3.00%, 4/1/2050 428,702 400,464
Pool# MA4077
2.00%, 7/1/2050 1,092,343 952,617
Pool# CA6598
2.50%, 8/1/2050 977,831 882,330
Pool# BQ4909
2.00%, 9/1/2050 1,888,295 1,645,292
Pool# CA6985
2.00%, 9/1/2050 1,021,210 890,534
Pool# FM4226
2.50%, 9/1/2050 2,455,325 2,222,654
Pool# FM4231
2.50%, 9/1/2050 2,252,822 2,033,408
Pool# FM4222
2.50%, 9/1/2050 578,006 526,151
Pool# CA7029
2.50%, 9/1/2050 539,695 491,161
Pool# CA7572
2.50%, 10/1/2050 3,298,333 3,004,125
Pool# CA7368
2.50%, 10/1/2050 1,382,001 1,246,751
Pool# CA7369
2.50%, 10/1/2050 1,077,495 971,895
Pool# MA4181
1.50%, 11/1/2050 960,768 799,688
Pool# CA7573
2.50%, 11/1/2050 4,840,271 4,404,001
Pool# FM4859
2.50%, 11/1/2050 1,171,439 1,060,496
Pool# FM4808
2.50%, 11/1/2050 881,335 794,761
Pool# FM4969
2.00%, 12/1/2050 1,917,105 1,672,078
Pool# CA8442
2.00%, 1/1/2051 2,316,632 2,020,386
Pool# FM6031
2.00%, 2/1/2051 2,787,946 2,430,157
Pool# CA8823
2.00%, 2/1/2051 1,215,013 1,059,241
Pool# CA8893
2.00%, 2/1/2051 1,174,348 1,023,774
Pool# BQ9747
2.00%, 2/1/2051 869,743 758,386
Pool# FM6135
2.00%, 2/1/2051 666,388 581,218
Pool# CA8866
2.50%, 2/1/2051 788,368 710,670
Pool# MA4280
1.50%, 3/1/2051 3,887,595 3,234,209
Pool# FM6554
2.00%, 3/1/2051 2,159,930 1,883,935
Pool# MA4281
2.00%, 3/1/2051 1,953,194 1,703,626
Pool# FM6569
2.50%, 3/1/2051 2,373,572 2,142,209
Pool# FM7677
2.50%, 3/1/2051 2,371,936 2,146,573
Pool# FM7460
4.00%, 3/1/2051 918,728 916,153
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM6834
2.00%, 4/1/2051 2,634,845 2,298,255
Pool# CB0235
2.00%, 4/1/2051 1,397,910 1,218,673
Pool# CB0149
2.00%, 4/1/2051 356,366 310,739
Pool# BR7647
2.00%, 4/1/2051 262,710 229,068
Pool# BR7703
2.50%, 4/1/2051 425,043 382,887
Pool# CB0400
2.00%, 5/1/2051 341,635 299,208
Pool# CB0514
2.50%, 5/1/2051 1,441,593 1,299,229
Pool# CB0684
2.00%, 6/1/2051 1,464,362 1,276,583
Pool# CB0819
2.00%, 6/1/2051 1,323,019 1,153,364
Pool# FM7719
2.00%, 6/1/2051 958,336 835,911
Pool# FM8630
1.50%, 7/1/2051 1,546,395 1,286,738
Pool# MA4378
2.00%, 7/1/2051 2,283,305 1,991,202
Pool# CB1110
2.00%, 7/1/2051 597,411 520,769
Pool# FM8160
2.50%, 7/1/2051 745,609 676,364
Pool# FM8007
2.50%, 7/1/2051 479,630 432,193
Pool# CB1065
2.50%, 7/1/2051 375,182 338,038
Pool# CB1133
2.50%, 7/1/2051 306,055 275,967
Pool# CB1330
2.50%, 8/1/2051 1,709,943 1,540,839
Pool# FM8011
2.50%, 8/1/2051 1,426,612 1,290,607
Pool# CB1400
3.00%, 8/1/2051 46,715 43,885
Pool# MA4437
2.00%, 10/1/2051 11,259,639 9,799,818
Pool# BU1052
2.00%, 10/1/2051 542,899 474,037
Pool# FM9082
2.00%, 10/1/2051 530,220 462,393
Pool# FM9081
2.00%, 10/1/2051 197,238 172,007
Pool# FS1473
3.50%, 10/1/2051 1,486,763 1,452,855
Pool# MA4464
1.50%, 11/1/2051 1,946,808 1,619,166
Pool# CB2038
2.00%, 11/1/2051 6,029,963 5,256,706
Pool# FM9450
2.00%, 11/1/2051 2,057,947 1,798,520
Pool# MA4465
2.00%, 11/1/2051 1,974,609 1,718,558
Pool# FM9411
2.00%, 11/1/2051 1,955,879 1,705,071

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 59
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB2148
2.00%, 11/1/2051 965,211 841,443
Pool# MA4466
2.50%, 11/1/2051 5,953,846 5,364,560
Pool# FM9491
2.50%, 11/1/2051 822,226 740,888
Pool# FM9494
2.50%, 11/1/2051 529,964 477,374
Pool# BU5908
2.00%, 12/1/2051 3,887,631 3,389,082
Pool# CB2297
2.50%, 12/1/2051 4,925,592 4,437,967
Pool# CB2410
2.50%, 12/1/2051 2,084,585 1,878,842
Pool# FM9806
2.50%, 12/1/2051 1,832,532 1,651,187
Pool# MA4493
2.50%, 12/1/2051 1,825,173 1,644,475
Pool# FM9864
2.50%, 12/1/2051 1,062,876 960,691
Pool# CB2469
2.50%, 12/1/2051 965,556 872,051
Pool# FM9697
2.50%, 12/1/2051 486,625 439,843
Pool# FS1192
2.00%, 1/1/2052 4,887,663 4,265,432
Pool# FS1095
2.00%, 1/1/2052 2,952,821 2,576,693
Pool# MA4512
2.50%, 1/1/2052 4,678,874 4,215,615
Pool# FS2040
2.00%, 2/1/2052 1,989,286 1,728,504
Pool# BU9905
2.00%, 2/1/2052 981,383 855,763
Pool# CB3156
2.00%, 3/1/2052 1,971,173 1,718,388
Pool# BV4170
2.50%, 3/1/2052 4,950,703 4,460,715
Pool# CB3159
2.50%, 3/1/2052 1,985,902 1,788,716
Pool# BV4133
2.50%, 3/1/2052 1,969,006 1,774,108
Pool# CB3016
2.50%, 3/1/2052 968,719 873,142
Pool# CB3237
3.00%, 3/1/2052 976,024 910,595
Pool# CB3350
2.50%, 4/1/2052 1,978,017 1,782,214
Pool# BV5355
2.50%, 4/1/2052 990,607 892,561
Pool# CB3368
3.00%, 4/1/2052 977,983 913,142
Pool# CB3362
3.00%, 4/1/2052 972,659 907,806
Pool# CB3516
3.00%, 5/1/2052 1,482,473 1,384,189
Pool# CB3915
4.50%, 6/1/2052 72,379 72,742
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 7/25/2037 5,815,250 5,287,789
2.00%, 7/25/2037 7,649,750 7,139,966
2.50%, 7/25/2037 795,000 759,145
3.00%, 7/25/2037 348,663 340,646
3.50%, 7/25/2037 1,393,000 1,384,278
4.00%, 7/25/2037 343,000 345,979
4.50%, 7/25/2037 215,000 219,454
5.00%, 7/25/2037 35,000 35,955
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 7/25/2052 1,600,000 1,327,750
2.00%, 7/25/2052 7,495,208 6,503,264
2.50%, 7/25/2052 22,151,000 19,916,864
3.00%, 7/25/2052 12,450,000 11,593,090
3.50%, 7/25/2052 6,075,000 5,841,967
4.00%, 7/25/2052 3,675,000 3,623,823
4.50%, 7/25/2052 225,000 225,852
5.00%, 7/25/2052 2,000,000 2,041,250
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 210 213
Pool# 457801
7.00%, 8/15/2028 1,406 1,455
Pool# 486936
6.50%, 2/15/2029 583 613
Pool# 502969
6.00%, 3/15/2029 1,748 1,839
Pool# 487053
7.00%, 3/15/2029 678 703
Pool# 781014
6.00%, 4/15/2029 1,391 1,470
Pool# 509099
7.00%, 6/15/2029 2,520 2,553
Pool# 470643
7.00%, 7/15/2029 6,602 6,693
Pool# 434505
7.50%, 8/15/2029 44 44
Pool# 781124
7.00%, 12/15/2029 4,850 5,222
Pool# 507396
7.50%, 9/15/2030 31,535 32,219
Pool# 531352
7.50%, 9/15/2030 2,033 2,067
Pool# 536334
7.50%, 10/15/2030 148 150
Pool# 540659
7.00%, 1/15/2031 689 694
Pool# 486019
7.50%, 1/15/2031 752 768
Pool# 535388
7.50%, 1/15/2031 472 476
Pool# 528589
6.50%, 3/15/2031 8,333 8,752
Pool# 508473
7.50%, 4/15/2031 3,111 3,209
Pool# 544470
8.00%, 4/15/2031 1,602 1,606
Pool# 781287
7.00%, 5/15/2031 2,293 2,472

60 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781319
7.00%, 7/15/2031 712 787
Pool# 485879
7.00%, 8/15/2031 2,972 3,088
Pool# 572554
6.50%, 9/15/2031 36,018 37,829
Pool# 781328
7.00%, 9/15/2031 2,152 2,324
Pool# 550991
6.50%, 10/15/2031 444 466
Pool# 571267
7.00%, 10/15/2031 293 302
Pool# 555171
6.50%, 12/15/2031 1,100 1,155
Pool# 781380
7.50%, 12/15/2031 728 801
Pool# 781481
7.50%, 1/15/2032 3,290 3,626
Pool# 580972
6.50%, 2/15/2032 153 160
Pool# 781401
7.50%, 2/15/2032 2,265 2,459
Pool# 781916
6.50%, 3/15/2032 27,333 28,959
Pool# 552474
7.00%, 3/15/2032 3,498 3,712
Pool# 781478
7.50%, 3/15/2032 1,310 1,430
Pool# 781429
8.00%, 3/15/2032 2,348 2,571
Pool# 781431
7.00%, 4/15/2032 8,511 9,308
Pool# 552616
7.00%, 6/15/2032 32,801 34,788
Pool# 570022
7.00%, 7/15/2032 12,281 13,210
Pool# 595077
6.00%, 10/15/2032 4,159 4,566
Pool# 552903
6.50%, 11/15/2032 50,877 53,711
Pool# 552952
6.00%, 12/15/2032 3,085 3,256
Pool# 602102
6.00%, 2/15/2033 13,222 13,932
Pool# 588192
6.00%, 2/15/2033 3,650 3,857
Pool# 553144
5.50%, 4/15/2033 10,867 11,727
Pool# 604243
6.00%, 4/15/2033 5,125 5,559
Pool# 611526
6.00%, 5/15/2033 7,390 7,780
Pool# 553320
6.00%, 6/15/2033 14,542 15,838
Pool# 604788
6.50%, 11/15/2033 47,436 49,820
Pool# 781688
6.00%, 12/15/2033 21,805 24,122
Pool# 604875
6.00%, 12/15/2033 20,118 22,101
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781690
6.00%, 12/15/2033 8,263 9,142
Pool# 781699
7.00%, 12/15/2033 2,743 2,884
Pool# 621856
6.00%, 1/15/2034 8,283 8,719
Pool# 564799
6.00%, 3/15/2034 12,080 12,718
Pool# 630038
6.50%, 8/15/2034 29,024 30,483
Pool# 781804
6.00%, 9/15/2034 22,038 24,389
Pool# 781847
6.00%, 12/15/2034 15,637 17,305
Pool# 486921
5.50%, 2/15/2035 5,482 5,944
Pool# 781902
6.00%, 2/15/2035 21,924 24,156
Pool# 781933
6.00%, 6/15/2035 2,186 2,406
Pool# 649513
5.50%, 10/15/2035 148,992 156,745
Pool# 649510
5.50%, 10/15/2035 75,590 80,609
Pool# 652207
5.50%, 3/15/2036 39,836 41,675
Pool# 655519
5.00%, 5/15/2036 18,570 19,245
Pool# 652539
5.00%, 5/15/2036 6,453 6,688
Pool# 606308
5.50%, 5/15/2036 6,694 7,032
Pool# 657912
6.50%, 8/15/2036 4,113 4,320
Pool# 697957
4.50%, 3/15/2039 593,163 617,706
Pool# 704630
5.50%, 7/15/2039 20,529 21,943
Pool# 710724
4.50%, 8/15/2039 182,847 190,835
Pool# 722292
5.00%, 9/15/2039 394,587 418,168
Pool# 782803
6.00%, 11/15/2039 181,282 198,081
Pool# 736666
4.50%, 4/15/2040 394,744 404,811
Pool# 733312
4.00%, 9/15/2040 48,338 49,041
Pool# 742235
4.00%, 12/15/2040 101,734 103,215
Pool# 755959
4.00%, 1/15/2041 92,537 94,812
Pool# 742244
4.00%, 1/15/2041 82,913 84,138
Pool# 755958
4.00%, 1/15/2041 81,822 83,816
Pool# 759075
4.00%, 1/15/2041 76,864 77,796
Pool# 753826
4.00%, 1/15/2041 38,585 39,058

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 61
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 690662
4.00%, 1/15/2041 31,208 31,580
Pool# 719486
4.00%, 1/15/2041 7,467 7,529
Pool# 759207
4.00%, 2/15/2041 179,996 182,656
Pool# 757555
4.00%, 2/15/2041 22,091 22,505
Pool# 757557
4.00%, 2/15/2041 12,369 12,485
Pool# 738107
4.00%, 3/15/2041 205,563 209,561
Pool# 784637
4.00%, 8/15/2041 67,732 70,265
Pool# 778869
4.00%, 2/15/2042 119,022 121,363
Pool# 783745
3.50%, 3/15/2043 858,478 857,698
Pool# AD8789
3.50%, 3/15/2043 425,425 422,709
Pool# AD2254
3.50%, 3/15/2043 76,100 75,093
Pool# AA6403
3.00%, 5/15/2043 512,222 490,475
Pool# AD2411
3.50%, 5/15/2043 306,502 302,448
Pool# 783781
3.50%, 6/15/2043 323,520 323,227
Pool# 784015
3.00%, 7/15/2043 95,737 91,378
Pool# 784459
3.00%, 12/15/2046 213,563 203,253
Pool# 784293
3.00%, 12/15/2046 55,276 52,494
Pool# 784355
4.00%, 12/15/2046 94,624 95,084
Pool# 784500
3.00%, 2/15/2047 467,334 444,480
Pool# 784713
3.00%, 2/15/2047 111,868 106,372
Pool# 784458
3.50%, 12/15/2047 1,094,336 1,092,459
Pool# 784747
4.00%, 5/15/2048 65,957 66,919
Pool# 784715
4.00%, 5/15/2048 60,024 60,717
Pool# 785073
4.00%, 9/15/2049 78,674 79,908
Pool# BD4016
3.00%, 10/15/2049 197,451 186,497
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 223,432 238,516
Pool# 4245
6.00%, 9/20/2038 89,191 97,190
Pool# 4559
5.00%, 10/20/2039 206,609 219,498
Pool# 4715
5.00%, 6/20/2040 52,799 56,117
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 4747
5.00%, 7/20/2040 594,286 629,388
Pool# 4771
4.50%, 8/20/2040 491,203 513,470
Pool# 4802
5.00%, 9/20/2040 404,607 429,990
Pool# 4834
4.50%, 10/20/2040 133,279 139,342
Pool# 737727
4.00%, 12/20/2040 835,623 847,070
Pool# 737730
4.00%, 12/20/2040 247,324 250,678
Pool# 4923
4.50%, 1/20/2041 207,465 218,672
Pool# 4978
4.50%, 3/20/2041 29,211 30,253
Pool# 5017
4.50%, 4/20/2041 302,788 316,533
Pool# 5056
5.00%, 5/20/2041 101,562 107,937
Pool# 5082
4.50%, 6/20/2041 118,814 124,210
Pool# 5175
4.50%, 9/20/2041 140,908 147,419
Pool# 675523
3.50%, 3/20/2042 161,721 159,756
Pool# 5332
4.00%, 3/20/2042 133,577 136,667
Pool# MA0392
3.50%, 9/20/2042 1,225,179 1,216,390
Pool# MA0462
3.50%, 10/20/2042 965,109 953,410
Pool# MA0534
3.50%, 11/20/2042 2,204,500 2,164,719
Pool# MA0625
3.50%, 12/20/2042 465,085 461,735
Pool# MA0698
3.00%, 1/20/2043 504,513 483,896
Pool# MA0852
3.50%, 3/20/2043 509,281 503,763
Pool# MA0934
3.50%, 4/20/2043 464,541 461,194
Pool# AF1001
3.50%, 6/20/2043 414,920 409,877
Pool# MA1376
4.00%, 10/20/2043 204,563 206,213
Pool# AJ9335
3.50%, 10/20/2044 45,906 45,348
Pool# MA2677
3.00%, 3/20/2045 171,270 164,279
Pool# MA2754
3.50%, 4/20/2045 312,409 309,293
Pool# MA2824
2.50%, 5/20/2045 335,444 308,526
Pool# MA2825
3.00%, 5/20/2045 668,855 641,545
Pool# AM4381
3.50%, 5/20/2045 413,050 405,019
Pool# MA2891
3.00%, 6/20/2045 1,132,339 1,086,075

62 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA2960
3.00%, 7/20/2045 388,941 373,051
Pool# 784156
4.00%, 8/20/2045 166,348 166,379
Pool# AO1103
3.50%, 9/20/2045 665,184 657,111
Pool# AO1099
3.50%, 9/20/2045 362,174 355,106
Pool# MA3106
4.00%, 9/20/2045 90,814 91,680
Pool# MA3172
3.00%, 10/20/2045 185,831 178,248
Pool# MA3173
3.50%, 10/20/2045 129,116 127,542
Pool# MA3174
4.00%, 10/20/2045 11,333 11,424
Pool# MA3243
3.00%, 11/20/2045 352,554 338,166
Pool# MA3244
3.50%, 11/20/2045 337,111 333,654
Pool# 784098
3.00%, 12/20/2045 684,706 656,524
Pool# MA3309
3.00%, 12/20/2045 599,571 575,101
Pool# MA3310
3.50%, 12/20/2045 252,201 248,886
Pool# 784111
3.00%, 1/20/2046 362,217 347,308
Pool# MA3377
4.00%, 1/20/2046 51,150 51,563
Pool# 784119
3.00%, 2/20/2046 687,013 658,735
Pool# 784115
3.00%, 2/20/2046 31,415 30,122
Pool# MA3520
3.00%, 3/20/2046 466,828 447,791
Pool# MA3521
3.50%, 3/20/2046 894,863 883,956
Pool# MA3522
4.00%, 3/20/2046 354,502 354,320
Pool# MA3596
3.00%, 4/20/2046 241,350 231,689
Pool# MA3597
3.50%, 4/20/2046 254,231 250,652
Pool# MA3662
3.00%, 5/20/2046 928,623 891,015
Pool# MA3735
3.00%, 6/20/2046 564,439 541,390
Pool# MA3736
3.50%, 6/20/2046 1,444,983 1,423,404
Pool# MA3804
4.00%, 7/20/2046 53,075 53,474
Pool# MA3873
3.00%, 8/20/2046 1,199,748 1,150,774
Pool# MA3876
4.50%, 8/20/2046 57,360 60,208
Pool# MA3936
3.00%, 9/20/2046 1,220,087 1,170,412
Pool# MA3939
4.50%, 9/20/2046 9,285 9,524
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4006
4.50%, 10/20/2046 167,578 176,819
Pool# MA4068
3.00%, 11/20/2046 183,196 175,712
Pool# MA4069
3.50%, 11/20/2046 19,004 18,594
Pool# MA4070
4.00%, 11/20/2046 32,971 33,237
Pool# MA4071
4.50%, 11/20/2046 11,648 12,269
Pool# MA4125
2.50%, 12/20/2046 108,555 99,566
Pool# MA4126
3.00%, 12/20/2046 1,869,945 1,793,535
Pool# MA4127
3.50%, 12/20/2046 451,030 444,600
Pool# MA4194
2.50%, 1/20/2047 410,675 376,685
Pool# MA4196
3.50%, 1/20/2047 116,909 115,372
Pool# MA4261
3.00%, 2/20/2047 490,360 470,373
Pool# MA4262
3.50%, 2/20/2047 1,791,459 1,765,969
Pool# MA4264
4.50%, 2/20/2047 13,881 14,440
Pool# MA4321
3.50%, 3/20/2047 895,777 880,571
Pool# AZ1974
3.50%, 4/20/2047 233,157 228,610
Pool# MA4382
3.50%, 4/20/2047 154,033 151,418
Pool# MA4383
4.00%, 4/20/2047 720,312 724,462
Pool# MA4384
4.50%, 4/20/2047 17,604 18,266
Pool# MA4509
3.00%, 6/20/2047 174,780 167,658
Pool# MA4511
4.00%, 6/20/2047 339,692 341,815
Pool# MA4512
4.50%, 6/20/2047 39,854 41,003
Pool# MA4585
3.00%, 7/20/2047 31,890 30,519
Pool# MA4587
4.00%, 7/20/2047 1,031,217 1,037,656
Pool# 784471
3.50%, 8/20/2047 402,394 397,500
Pool# BC1888
3.50%, 8/20/2047 376,224 371,665
Pool# MA4652
3.50%, 8/20/2047 352,105 346,502
Pool# MA4653
4.00%, 8/20/2047 53,058 53,456
Pool# 784408
3.50%, 10/20/2047 219,970 215,130
Pool# MA4780
4.50%, 10/20/2047 13,737 14,210
Pool# MA4836
3.00%, 11/20/2047 327,724 312,612

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 63
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4837
3.50%, 11/20/2047 312,720 307,478
Pool# MA4838
4.00%, 11/20/2047 1,411,250 1,420,061
Pool# 784421
3.50%, 12/20/2047 322,134 318,219
Pool# MA4900
3.50%, 12/20/2047 225,304 221,489
Pool# MA4962
3.50%, 1/20/2048 422,239 415,054
Pool# MA5018
3.00%, 2/20/2048 123,628 117,648
Pool# MA5019
3.50%, 2/20/2048 23,723 23,305
Pool# 784480
3.50%, 4/20/2048 307,285 310,882
Pool# 784479
3.50%, 4/20/2048 217,147 219,772
Pool# 784481
3.50%, 4/20/2048 93,571 92,433
Pool# MA5137
4.00%, 4/20/2048 298,122 300,332
Pool# BD4034
4.00%, 4/20/2048 97,748 97,998
Pool# MA5138
4.50%, 4/20/2048 125,105 128,294
Pool# MA5192
4.00%, 5/20/2048 549,317 551,007
Pool# MA5265
4.50%, 6/20/2048 224,235 229,444
Pool# MA5331
4.50%, 7/20/2048 101,398 103,717
Pool# MA5398
4.00%, 8/20/2048 552,072 554,667
Pool# MA5399
4.50%, 8/20/2048 277,367 282,254
Pool# MA5466
4.00%, 9/20/2048 122,015 122,500
Pool# BJ2692
4.00%, 11/20/2048 78,077 78,421
Pool# MA5597
5.00%, 11/20/2048 9,759 10,051
Pool# MA5652
4.50%, 12/20/2048 129,368 131,648
Pool# 784656
4.50%, 12/20/2048 69,389 70,477
Pool# BK2856
4.50%, 12/20/2048 12,754 12,958
Pool# MA5653
5.00%, 12/20/2048 27,951 28,780
Pool# MA5712
5.00%, 1/20/2049 102,033 104,851
Pool# MA5818
4.50%, 3/20/2049 92,223 93,848
Pool# MA5878
5.00%, 4/20/2049 10,779 11,095
Pool# MA5987
4.50%, 6/20/2049 605,793 617,054
Pool# MA6041
4.50%, 7/20/2049 162,545 165,950
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA6092
4.50%, 8/20/2049 69,294 70,515
Pool# MA6153
3.00%, 9/20/2049 127,938 121,248
Pool# MA6409
3.00%, 1/20/2050 874,046 827,762
Pool# MA6474
3.00%, 2/20/2050 826,029 782,328
Pool# MA6542
3.50%, 3/20/2050 212,534 208,239
Pool# MA6657
3.50%, 5/20/2050 427,697 416,258
Pool# MA6818
2.00%, 8/20/2050 1,428,304 1,276,869
Pool# BW4732
2.50%, 8/20/2050 1,100,888 995,408
Pool# BW6206
2.50%, 8/20/2050 1,012,474 915,498
Pool# MA6820
3.00%, 8/20/2050 686,632 650,230
Pool# MA6821
3.50%, 8/20/2050 708,942 692,852
Pool# MA6864
2.00%, 9/20/2050 1,451,167 1,291,863
Pool# BW4741
2.50%, 9/20/2050 1,038,878 939,387
Pool# BY0776
2.50%, 9/20/2050 692,177 625,812
Pool# BY0805
2.50%, 9/20/2050 652,821 590,196
Pool# MA6994
2.00%, 11/20/2050 1,938,245 1,730,249
Pool# MA7051
2.00%, 12/20/2050 2,752,313 2,454,956
Pool# MA7053
3.00%, 12/20/2050 996,931 944,067
Pool# MA7136
2.50%, 1/20/2051 2,059,588 1,894,001
Pool# MA7192
2.00%, 2/20/2051 4,913,852 4,380,983
Pool# MA7193
2.50%, 2/20/2051 567,331 521,265
Pool# MA7367
2.50%, 5/20/2051 4,220,144 3,878,511
Pool# MA7472
2.50%, 7/20/2051 3,647,400 3,351,090
Pool# MA7534
2.50%, 8/20/2051 3,032,753 2,781,001
Pool# MA7647
1.50%, 10/20/2051 433,812 369,933
Pool# MA7648
2.00%, 10/20/2051 3,888,214 3,459,877
Pool# MA7650
3.00%, 10/20/2051 2,620,451 2,476,853
Pool# MA7704
2.00%, 11/20/2051 991,903 882,593
Pool# MA7705
2.50%, 11/20/2051 1,751,648 1,609,180
Pool# MA7766
2.00%, 12/20/2051 3,777,293 3,360,728

64 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA7767
2.50%, 12/20/2051 1,933,368 1,775,461
Pool# MA7768
3.00%, 12/20/2051 505,062 476,948
GNMA TBA
2.00%, 7/15/2052 5,450,000 4,839,004
2.50%, 7/15/2052 7,694,000 7,040,010
3.00%, 7/15/2052 7,072,000 6,665,913
4.00%, 7/15/2052 514,000 515,402
4.50%, 7/15/2052 575,000 588,948
Total Mortgage-Backed Securities
(cost $626,417,627)
585,938,043
Municipal Bonds 0.7%
California 0.3%
Alameda County Joint Powers
Authority, RB, Series A,
7.05%, 12/1/2044 100,000 129,774
Bay Area Toll Authority, RB
Series F-1, 2.57%,
4/1/2031 60,000 54,837
Series F-2, 6.26%,
4/1/2049 250,000 319,027
California State University,
RB, Series B, 2.98%,
11/1/2051 90,000 70,889
City of San Francisco
California Public Utilities
Commission Water
Revenue, RB, Series B,
6.00%, 11/1/2040 100,000 114,132
Golden State Tobacco
Securitization Corp., RB,
Series A-1, 3.71%, 6/1/2041 90,000 73,059
Los Angeles Community
College District, GO, Series
E, 6.75%, 8/1/2049 300,000 413,132
Los Angeles County Public
Works Financing Authority,
RB, Series B, 7.62%,
8/1/2040 75,000 97,974
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 200,000 254,893
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 420,000 501,724
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 100,000 123,186
Santa Clara Valley
Transportation Authority,
RB, Series A, 5.88%,
4/1/2032 200,000 217,161
State of California, GO
7.55%, 4/1/2039 1,410,000 1,912,648
Municipal Bonds
Principal
Amount ($) Value ($)
California
State of California, GO
(continued)
7.63%, 3/1/2040 425,000 574,460
University of California, RB
Series BD, 3.35%, 7/1/2029 200,000 191,810
Series H, 6.55%, 5/15/2048 150,000 186,257
Series F, 6.58%, 5/15/2049 200,000 248,253
Series N, 3.26%, 5/15/2060 230,000 170,961
University of Texas System,
RB, Series F, 5.95%,
5/15/2045 300,000 348,698
University of Virginia,
RB, Series AQ, 4.77%,
5/15/2115 150,000 139,838
6,142,713
Connecticut 0.0%
†
State of Connecticut, GO,
Series A, 5.85%, 3/15/2032 500,000 560,266
Florida 0.0%
†
State Board of Administration
Finance Corp., RB
Series A, 1.26%, 7/1/2025 95,000 88,883
Series A, 2.15%, 7/1/2030 105,000 91,216
180,099
Georgia 0.0%
†
Municipal Electric Authority
of Georgia, Refunding, RB,
Series A, 6.66%, 4/1/2057 478,000 572,840
Illinois 0.1%
Chicago Transit Authority, RB,
Series A, 6.90%, 12/1/2040 300,000 359,754
State of Illinois, GO
4.95%, 6/1/2023 43,636 43,958
5.10%, 6/1/2033 945,000 950,755
1,354,467
Louisiana 0.0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Authority System, RB
Series A, 3.62%, 2/1/2029 70,000 69,980
Series A, 4.48%, 8/1/2039 50,000 49,497
119,477
Michigan 0.0%
†
University of Michigan, RB,
Series B, 3.50%, 4/1/2052 83,000 73,411
New Jersey 0.1%
New Jersey Economic
Development Authority, RB,
NATL-RE Insured, Series A,
7.43%, 2/15/2029 125,000 140,434

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 65
Municipal Bonds
Principal
Amount ($) Value ($)
New Jersey
New Jersey State Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 440,000 583,927
New Jersey Transportation
Trust Fund Authority, RB,
Series B, 4.13%, 6/15/2042 30,000 26,054
Rutgers-State University of
New Jersey, RB, Series H,
5.67%, 5/1/2040 250,000 279,448
1,029,863
New York 0.1%
Metropolitan Transportation
Authority, RB, Series C,
7.34%, 11/15/2039 460,000 616,902
New York City Municipal
Water Finance Authority,
RB, Series AA, 5.44%,
6/15/2043 300,000 344,735
New York City Transitional
Finance Authority, RB,
Series B-1, 5.57%,
11/1/2038 500,000 554,178
New York State Dormitory
Authority, RB, Series F,
5.63%, 3/15/2039 250,000 276,497
Port Authority of New York &
New Jersey, RB
6.04%, 12/1/2029 620,000 696,102
3.18%, 7/15/2060 135,000 100,979
2,589,393
Ohio 0.0%
†
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 102,649
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 150,000 162,919
265,568
South Carolina 0.0%
†
South Carolina State Public
Service Authority, RB,
Series C, 6.45%, 1/1/2050 100,000 120,756
Texas 0.1%
Dallas Area Rapid Transit, RB,
Series B, 6.00%, 12/1/2044 200,000 241,382
Dallas-Fort Worth International
Airport, RB
Series C, 2.92%, 11/1/2050 100,000 78,602
Series A, 4.51%, 11/1/2051 45,000 43,738
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 45,000 36,027
North Texas Tollway Authority,
RB, Series A, 3.01%,
1/1/2043 35,000 28,208
Municipal Bonds
Principal
Amount ($) Value ($)
Texas
Dallas-Fort Worth International
Airport, RB (continued)
State of Texas, GO, Series A,
4.63%, 4/1/2033 350,000 369,698
Texas Transportation
Commission, RB, 5.18%,
4/1/2030 150,000 160,133
University of Texas System,
RB
Series A, 5.26%, 7/1/2039 260,000 294,584
Series C, 4.79%, 8/15/2046 200,000 214,811
1,467,183
Virginia 0.0%
†
University of Virginia, RB,
Series VA, 2.26%, 9/1/2050 90,000 61,969
Washington 0.0%
†
State of Washington Motor
Vehicle Fuel Tax, GO,
Series F, 5.14%, 8/1/2040 200,000 223,201
Total Municipal Bonds
(cost $13,802,125)
14,761,206
Supranational 1.1%
African Development Bank
3.00%, 9/20/2023 500,000 499,559
0.88%, 3/23/2026 200,000 184,004
Asian Development Bank
2.63%, 1/30/2024 1,000,000 993,598
0.38%, 6/11/2024 1,000,000 948,572
1.50%, 10/18/2024 500,000 482,559
0.63%, 4/29/2025 1,000,000 933,140
0.38%, 9/3/2025 1,000,000 915,989
1.00%, 4/14/2026 200,000 184,592
1.88%, 1/24/2030 500,000 458,214
Asian Infrastructure
Investment Bank (The),
0.50%, 10/30/2024 230,000 216,274
European Bank for
Reconstruction &
Development, 1.50%,
2/13/2025 1,000,000 960,140
European Investment Bank
3.25%, 1/29/2024 1,000,000 1,003,200
0.38%, 3/26/2026 1,500,000 1,353,945
0.75%, 10/26/2026 290,000 262,279
2.38%, 5/24/2027(b) 2,000,000 1,930,180
1.25%, 2/14/2031(b) 300,000 257,122
Inter-American Development
Bank
2.63%, 1/16/2024 1,000,000 993,220
1.75%, 3/14/2025 500,000 482,480
0.63%, 7/15/2025 1,000,000 926,078
2.00%, 7/23/2026 1,000,000 955,980
2.25%, 6/18/2029 250,000 234,932
1.13%, 1/13/2031 2,000,000 1,691,227

66 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Supranational
Principal
Amount ($) Value ($)
International Bank for
Reconstruction &
Development
3.00%, 9/27/2023 750,000 749,817
0.63%, 4/22/2025 1,000,000 933,234
1.88%, 10/27/2026 400,000 379,666
2.50%, 11/22/2027 1,000,000 965,952
1.13%, 9/13/2028 1,000,000 883,140
0.88%, 5/14/2030 1,000,000 838,804
1.63%, 11/3/2031 1,000,000 874,684
Nordic Investment Bank,
2.25%, 5/21/2024 500,000 493,199
Total Supranational
(cost $24,414,551)
22,985,780
U.S. Government Agency Securities 1.2%
FHLB
3.00%, 12/9/2022(b) 1,535,000 1,539,650
2.75%, 12/13/2024 1,000,000 992,900
5.50%, 7/15/2036 1,500,000 1,807,792
FHLMC
0.13%, 7/25/2022 3,325,000 3,322,054
0.25%, 6/26/2023 2,700,000 2,627,859
0.25%, 8/24/2023 3,535,000 3,427,917
0.25%, 12/4/2023(b) 1,030,000 991,056
0.38%, 7/21/2025 1,165,000 1,074,656
6.25%, 7/15/2032 1,245,000 1,545,995
FNMA
2.38%, 1/19/2023 490,000 489,709
0.50%, 6/17/2025 1,000,000 927,610
6.25%, 5/15/2029(b) 2,500,000 2,961,250
7.25%, 5/15/2030 2,000,000 2,541,881
0.88%, 8/5/2030(b) 440,000 364,035
Tennessee Valley Authority,
4.88%, 1/15/2048 500,000 563,424
Total U.S. Government Agency Securities
(cost $25,857,919)
25,177,788
U.S. Treasury Obligations 39.9%
U.S. Treasury Bonds
6.25%, 8/15/2023 4,000,000 4,151,094
6.88%, 8/15/2025 449,000 500,249
6.00%, 2/15/2026 4,042,000 4,446,989
6.50%, 11/15/2026 (b) 3,000,000 3,416,953
5.50%, 8/15/2028 (b) 4,000,000 4,535,000
5.38%, 2/15/2031 1,000,000 1,177,734
4.75%, 2/15/2037 (b) 709,600 856,814
5.00%, 5/15/2037 305,000 377,068
4.38%, 2/15/2038 3,050,000 3,551,225
4.25%, 5/15/2039 (b) 2,500,000 2,855,566
4.50%, 8/15/2039 1,080,000 1,269,759
4.38%, 11/15/2039 300,000 346,570
3.88%, 8/15/2040 1,000,000 1,078,164
1.38%, 11/15/2040 1,500,000 1,080,293
4.25%, 11/15/2040 1,400,000 1,582,164
4.75%, 2/15/2041 2,000,000 2,408,594
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
3.75%, 8/15/2041 4,900,000 5,148,445
2.00%, 11/15/2041 7,000,000 5,559,531
3.13%, 11/15/2041 4,100,000 3,936,481
3.13%, 2/15/2042 1,000,000 957,773
3.00%, 5/15/2042 1,000,000 937,422
3.25%, 5/15/2042 2,000,000 1,951,875
2.75%, 8/15/2042 6,200,000 5,562,805
2.75%, 11/15/2042 1,500,000 1,343,145
3.13%, 2/15/2043 (b) 4,050,000 3,847,975
2.88%, 5/15/2043 5,350,000 4,878,531
3.63%, 2/15/2044 5,000,000 5,130,078
3.38%, 5/15/2044 4,000,000 3,947,969
3.13%, 8/15/2044 5,700,000 5,398,969
3.00%, 11/15/2044 5,500,000 5,096,738
2.50%, 2/15/2045 6,500,000 5,512,813
3.00%, 5/15/2045 5,500,000 5,101,680
2.88%, 8/15/2045 3,300,000 2,997,844
2.50%, 2/15/2046 6,000,000 5,087,578
2.50%, 5/15/2046 (b) 3,000,000 2,542,734
2.88%, 11/15/2046 3,000,000 2,735,156
3.00%, 2/15/2047 2,000,000 1,867,578
3.00%, 5/15/2047 2,000,000 1,869,375
2.75%, 8/15/2047 2,500,000 2,235,547
2.75%, 11/15/2047 3,200,000 2,866,750
3.00%, 2/15/2048 3,000,000 2,826,563
3.38%, 11/15/2048 5,500,000 5,588,301
2.88%, 5/15/2049 5,000,000 4,661,914
2.25%, 8/15/2049 3,000,000 2,461,523
2.38%, 11/15/2049 800,000 675,688
2.00%, 2/15/2050 500,000 387,461
1.25%, 5/15/2050 1,700,000 1,081,625
1.38%, 8/15/2050 5,000,000 3,291,211
1.63%, 11/15/2050 6,800,000 4,782,578
1.88%, 2/15/2051 4,400,000 3,300,516
2.38%, 5/15/2051 (b) 7,500,000 6,331,348
2.00%, 8/15/2051 (b) 10,200,000 7,883,086
1.88%, 11/15/2051 11,600,000 8,703,625
2.25%, 2/15/2052 (b) 4,000,000 3,291,875
2.88%, 5/15/2052 7,500,000 7,083,984
U.S. Treasury Notes
0.13%, 3/31/2023 (b) 5,000,000 4,902,930
2.75%, 4/30/2023 (b) 5,000,000 4,994,727
0.13%, 5/15/2023 2,000,000 1,952,656
1.75%, 5/15/2023 1,000,000 990,234
1.63%, 5/31/2023 2,000,000 1,977,187
2.75%, 8/31/2023 3,000,000 2,992,383
1.38%, 9/30/2023 3,500,000 3,432,051
2.88%, 10/31/2023 5,000,000 4,994,531
2.75%, 11/15/2023 1,500,000 1,495,488
2.13%, 11/30/2023 1,500,000 1,482,773
2.25%, 12/31/2023 3,500,000 3,462,539
2.63%, 12/31/2023 (b) 8,000,000 7,960,000
0.88%, 1/31/2024 20,000,000 19,353,125
2.25%, 1/31/2024 5,500,000 5,437,480
2.50%, 1/31/2024 9,000,000 8,932,500
2.75%, 2/15/2024 2,500,000 2,491,211
2.25%, 3/31/2024 (b) 10,000,000 9,874,219
2.00%, 4/30/2024 7,000,000 6,877,773
2.50%, 4/30/2024 (b) 4,000,000 3,965,156
2.50%, 5/15/2024 (b) 7,000,000 6,937,109

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 67
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.00%, 5/31/2024 3,800,000 3,731,273
1.75%, 6/30/2024 (b) 6,000,000 5,856,094
1.75%, 7/31/2024 (b) 2,000,000 1,949,844
2.13%, 7/31/2024 6,500,000 6,386,250
2.38%, 8/15/2024 (b) 24,353,000 24,030,513
0.38%, 9/15/2024 5,000,000 4,719,141
1.50%, 9/30/2024 14,000,000 13,542,812
2.13%, 9/30/2024 9,000,000 8,832,305
0.63%, 10/15/2024 6,000,000 5,684,766
1.50%, 10/31/2024 (b) 15,000,000 14,491,992
0.75%, 11/15/2024 6,000,000 5,689,219
2.25%, 11/15/2024 7,550,000 7,422,004
2.13%, 11/30/2024 3,800,000 3,721,477
1.00%, 12/15/2024 1,000,000 952,305
2.25%, 12/31/2024 (b) 5,000,000 4,906,641
2.00%, 2/15/2025 18,700,000 18,220,082
2.63%, 3/31/2025 (b) 4,300,000 4,256,160
2.13%, 5/15/2025 6,300,000 6,145,699
0.25%, 5/31/2025 7,500,000 6,920,801
0.25%, 7/31/2025 15,000,000 13,772,461
2.88%, 7/31/2025 6,500,000 6,470,039
2.00%, 8/15/2025 (b) 6,000,000 5,812,734
0.25%, 8/31/2025 4,000,000 3,662,500
2.75%, 8/31/2025 4,000,000 3,964,219
0.25%, 9/30/2025 8,000,000 7,309,062
0.25%, 10/31/2025 8,000,000 7,290,000
2.25%, 11/15/2025 8,500,000 8,278,867
0.38%, 11/30/2025 15,200,000 13,883,063
0.38%, 12/31/2025 (b) 10,000,000 9,113,672
0.38%, 1/31/2026 8,000,000 7,274,375
1.63%, 2/15/2026 8,500,000 8,078,652
0.50%, 2/28/2026 2,000,000 1,822,891
0.75%, 3/31/2026 4,000,000 3,673,906
1.63%, 5/15/2026 (b) 2,000,000 1,895,391
0.75%, 5/31/2026 3,000,000 2,744,883
0.88%, 6/30/2026 6,000,000 5,508,047
0.63%, 7/31/2026 2,000,000 1,813,750
1.50%, 8/15/2026 (b) 9,700,000 9,109,664
0.75%, 8/31/2026 (b) 5,000,000 4,551,172
1.38%, 8/31/2026 4,500,000 4,205,566
0.88%, 9/30/2026 8,000,000 7,306,250
1.63%, 9/30/2026 (b) 10,000,000 9,433,203
1.13%, 10/31/2026 15,000,000 13,826,367
1.63%, 10/31/2026 8,000,000 7,534,688
1.25%, 11/30/2026 (b) 2,000,000 1,851,953
1.25%, 12/31/2026 (b) 6,000,000 5,545,781
2.25%, 2/15/2027 1,200,000 1,157,016
1.88%, 2/28/2027 2,500,000 2,373,047
2.50%, 3/31/2027 2,500,000 2,439,160
2.75%, 4/30/2027 3,500,000 3,452,695
2.38%, 5/15/2027 5,700,000 5,517,867
0.50%, 5/31/2027 1,000,000 883,125
2.63%, 5/31/2027 (b) 3,000,000 2,943,281
0.50%, 6/30/2027 5,000,000 4,407,227
2.25%, 8/15/2027 8,300,000 7,972,215
0.50%, 8/31/2027 8,000,000 7,020,938
2.25%, 11/15/2027 5,390,000 5,167,452
0.63%, 11/30/2027 8,500,000 7,464,063
0.75%, 1/31/2028 4,000,000 3,522,812
2.75%, 2/15/2028 10,000,000 9,825,391
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.13%, 2/29/2028 (b) 3,000,000 2,697,422
1.25%, 3/31/2028 1,500,000 1,355,156
1.25%, 4/30/2028 5,000,000 4,509,961
2.88%, 5/15/2028 10,000,000 9,883,203
1.25%, 5/31/2028 (b) 3,000,000 2,702,344
1.25%, 6/30/2028 4,000,000 3,598,281
1.00%, 7/31/2028 4,000,000 3,537,656
2.88%, 8/15/2028 8,500,000 8,396,406
1.13%, 8/31/2028 4,000,000 3,559,844
1.25%, 9/30/2028 4,500,000 4,030,488
1.38%, 10/31/2028 9,000,000 8,114,414
3.13%, 11/15/2028 7,000,000 7,014,492
1.50%, 11/30/2028 3,000,000 2,724,141
1.38%, 12/31/2028 (b) 9,500,000 8,562,988
2.63%, 2/15/2029 8,772,000 8,540,707
1.88%, 2/28/2029 2,000,000 1,858,828
2.38%, 3/31/2029 8,000,000 7,657,812
2.88%, 4/30/2029 5,000,000 4,941,406
2.38%, 5/15/2029 5,700,000 5,460,645
2.75%, 5/31/2029 3,500,000 3,431,094
1.63%, 8/15/2029 3,000,000 2,731,406
1.75%, 11/15/2029 (b) 4,000,000 3,670,469
0.63%, 5/15/2030 4,800,000 4,002,375
0.63%, 8/15/2030 7,000,000 5,803,438
0.88%, 11/15/2030 9,100,000 7,683,457
1.13%, 2/15/2031 (b) 6,500,000 5,585,430
1.63%, 5/15/2031 (b) 5,500,000 4,914,336
1.25%, 8/15/2031 (b) 6,000,000 5,165,156
1.38%, 11/15/2031 7,500,000 6,505,078
1.88%, 2/15/2032 10,100,000 9,149,969
2.88%, 5/15/2032 (b) 8,800,000 8,701,000
Total U.S. Treasury Obligations
(cost $901,257,316)
840,834,623
Repurchase Agreements 7.2%
Bank of America NA
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $30,001,292,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
2/1/2043 - 6/1/2045;
total market value
$30,600,000. (h)(i) 30,000,000 30,000,000
BofA Securities, Inc.
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $10,000,431,
collateralized by U.S.
Government Agency
Security, 3.30%, maturing
11/25/2027; total market
value $10,200,000. (h)(i) 10,000,000 10,000,000

68 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Bond Index Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $16,651,273,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072;
total market value
$16,983,566. (h)(i) 16,650,555 16,650,555
MetLife, Inc.
1.50%, dated 6/30/2022,
due 7/1/2022, repurchase
price $40,001,667,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 1.50%, maturing
2/29/2024 - 11/15/2047;
total market value
$40,818,027. (h)(i) 40,000,000 40,000,000
NatWest Markets Securities,
Inc.
1.49%, dated 6/30/2022,
due 7/7/2022, repurchase
price $20,005,795,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 2.88%, maturing
1/15/2023 - 12/31/2028;
total market value
$20,400,847. (h)(i) 20,000,000 20,000,000
Pershing LLC
1.58%, dated 6/30/2022,
due 7/1/2022, repurchase
price $35,001,537,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.50%, maturing
10/25/2022 - 5/20/2072;
total market value
$35,700,000. (h)(i) 35,000,000 35,000,000
Total Repurchase Agreements
(cost $151,650,555)
151,650,555
Total Investments Before TBA Sale
Commitments
(cost $2,396,118,071) — 105.8% 2,232,412,497
TBA Sale Commitment 0.0%
†
Principal
Amount ($) Value ($)
Mortgage-Backed Securit y 0.0%
†
GNMA TBA
5.00%, 7/15/2052 (74,000)
(75,827)
Total TBA Sale Commitment
$(74,850)
(75,827)
Total Investments
(cost $2,396,043,221) — 105.8%
2,232,336,670
Liabilities in excess of other
assets — (5.8)% (123,343,147)
NET ASSETS — 100.0%
$ 2,108,993,523
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 7 for further information. The interest rate shown was
the current rate as of June 30, 2022.
(b) The security or a portion of this security is on loan as of June
30, 2022. The total value of securities on loan as of June 30,
2022 was $305,875,035, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $151,650,555 and by $162,253,203 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 7/31/2022 – 5/15/2052, a total value of $313,903,758.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2022.
(d) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2022.
(f) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2022 was
$8,524,501 which represents 0.40% of net assets.
(g) Investment in affiliate.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $151,650,555.
(i) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate

NVIT Bond Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 69
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
RE Reinsured
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

70 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT International Index Fund
Common Stocks 98.5%
Shares Value ($)
AUSTRALIA 8.5%
Airlines 0.0%
†
Qantas Airways Ltd.* 102,103 315,310
Banks 1.9%
Australia & New Zealand
Banking Group Ltd. 315,035 4,793,247
Commonwealth Bank of
Australia 192,695 12,028,390
National Australia Bank Ltd. 362,829 6,861,835
Westpac Banking Corp.(a) 392,826 5,290,334
28,973,806
Beverages 0.0%
†
Treasury Wine Estates Ltd. 79,406 621,691
Biotechnology 0.6%
CSL Ltd.(a) 54,471 10,121,168
Capital Markets 0.4%
ASX Ltd. 22,753 1,284,121
Macquarie Group Ltd. 40,893 4,647,634
5,931,755
Chemicals 0.0%
†
Orica Ltd. 43,604 473,763
Commercial Services & Supplies 0.1%
Brambles Ltd. 157,968 1,166,887
Diversified Consumer Services 0.0%
†
IDP Education Ltd.(a) 24,963 409,807
Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd. 456,314 1,212,067
Electric Utilities 0.1%
Origin Energy Ltd. 193,942 772,479
Equity Real Estate Investment Trusts (REITs) 0.4%
Dexus 124,508 762,346
Goodman Group 190,977 2,349,329
GPT Group (The) 220,197 640,679
Mirvac Group 451,049 614,309
Scentre Group 571,556 1,020,653
Stockland 262,872 655,218
Vicinity Centres 451,549 572,328
6,614,862
Food & Staples Retailing 0.4%
Coles Group Ltd. 153,629 1,889,429
Endeavour Group Ltd.(a) 153,738 803,596
Woolworths Group Ltd. 136,685 3,357,726
6,050,751
Gas Utilities 0.1%
APA Group 129,928 1,010,073
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 7,243 994,063
Health Care Providers & Services 0.1%
Ramsay Health Care Ltd. 21,176 1,070,937
Sonic Healthcare Ltd. 50,179 1,143,947
2,214,884
Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd. 66,364 1,576,112
Domino's Pizza Enterprises
Ltd.(a) 7,432 348,549
Lottery Corp. Ltd. (The)* 254,015 792,509
2,717,170
Common Stocks
Shares Value ($)
AUSTRALIA
Insurance 0.3%
Insurance Australia Group
Ltd. 293,408 883,424
Medibank Pvt Ltd. 320,551 719,441
QBE Insurance Group Ltd. 172,232 1,445,240
Suncorp Group Ltd.(a) 141,664 1,074,187
4,122,292
Interactive Media & Services 0.1%
REA Group Ltd.(a) 6,011 463,391
SEEK Ltd. 36,329 527,178
990,569
IT Services 0.1%
Computershare Ltd. 62,998 1,072,263
Metals & Mining 2.6%
BHP Group Ltd. 321,384 9,256,708
BHP Group Ltd. 249,495 6,976,825
BlueScope Steel Ltd. 56,874 623,959
Evolution Mining Ltd. 205,834 331,057
Fortescue Metals Group Ltd. 192,457 2,367,317
Glencore plc* 1,123,427 6,087,703
Mineral Resources Ltd. 19,169 648,589
Newcrest Mining Ltd. 102,737 1,460,921
Northern Star Resources Ltd. 135,093 622,990
Rio Tinto Ltd. 41,921 3,003,103
Rio Tinto plc 127,291 7,611,372
South32 Ltd. 513,555 1,417,672
40,408,216
Multiline Retail 0.2%
Wesfarmers Ltd. 127,348 3,686,001
Oil, Gas & Consumable Fuels 0.5%
Ampol Ltd. 26,241 616,681
Santos Ltd. 368,787 1,880,055
Washington H Soul Pattinson
& Co. Ltd. 21,994 357,556
Woodside Energy Group Ltd. 167,421 3,666,352
Woodside Energy Group Ltd. 45,084 954,926
7,475,570
Real Estate Management & Development 0.0%
†
Lendlease Corp. Ltd. 71,350 448,927
Road & Rail 0.0%
†
Aurizon Holdings Ltd. 211,347 555,401
Software 0.0%
†
WiseTech Global Ltd. 16,023 415,610
Trading Companies & Distributors 0.0%
†
Reece Ltd. 24,843 236,528
Transportation Infrastructure 0.2%
Transurban Group 346,211 3,438,172
132,450,085
AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG 37,600 955,093
Electric Utilities 0.0%
†
Verbund AG 7,530 737,171
Metals & Mining 0.0%
†
voestalpine AG 12,977 276,150

NVIT International Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 71
Common Stocks
Shares Value ($)
AUSTRIA
Oil, Gas & Consumable Fuels 0.0%
†
OMV AG 16,694 783,984
Paper & Forest Products 0.1%
Mondi plc 53,292 945,367
3,697,765
BELGIUM 0.9%
Banks 0.1%
KBC Group NV 28,909 1,623,942
Beverages 0.4%
Anheuser-Busch InBev SA/
NV 97,576 5,263,495
Chemicals 0.1%
Solvay SA 8,677 703,960
Umicore SA 23,031 805,047
1,509,007
Distributors 0.0%
†
D'ieteren Group 2,734 400,539
Diversified Financial Services 0.1%
Groupe Bruxelles Lambert
SA 6,291 525,557
Groupe Bruxelles Lambert
SA 4,876 405,117
Sofina SA 1,595 326,231
1,256,905
Diversified Telecommunication Services 0.0%
†
Proximus SADP 15,918 234,687
Electric Utilities 0.0%
†
Elia Group SA/NV(a) 3,725 528,407
Equity Real Estate Investment Trusts (REITs) 0.0%
†
Warehouses De Pauw CVA 16,344 514,252
Insurance 0.1%
Ageas SA/NV 19,012 837,037
Pharmaceuticals 0.1%
UCB SA 13,980 1,184,044
13,352,315
BRAZIL 0.0%
†
Chemicals 0.0%
†
Yara International ASA 18,308 768,319
CHILE 0.0%
†
Metals & Mining 0.0%
†
Antofagasta plc 43,605 613,156
CHINA 0.7%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 409,000 1,618,807
Beverages 0.0%
†
Budweiser Brewing Co.
APAC Ltd. Reg. S(b) 181,700 544,981
Building Products 0.0%
†
Xinyi Glass Holdings Ltd. 224,000 539,156
Capital Markets 0.0%
†
Futu Holdings Ltd., ADR*(a) 6,105 318,742
Common Stocks
Shares Value ($)
CHINA
Food Products 0.1%
Wilmar International Ltd. 221,594 644,756
Internet & Direct Marketing Retail 0.4%
Prosus NV* 93,065 6,150,509
Marine 0.0%
†
SITC International Holdings
Co. Ltd. 161,000 456,187
Real Estate Management & Development 0.1%
ESR Group Ltd. Reg. S*(b) 215,800 584,037
Specialty Retail 0.0%
†
Chow Tai Fook Jewellery
Group Ltd.* 244,000 459,096
11,316,271
DENMARK 2.7%
Air Freight & Logistics 0.2%
DSV A/S 21,612 3,026,082
Banks 0.1%
Danske Bank A/S 76,223 1,080,310
Beverages 0.1%
Carlsberg A/S
, Class B
11,597 1,479,322
Biotechnology 0.2%
Genmab A/S* 7,375 2,392,239
Building Products 0.0%
†
ROCKWOOL A/S
, Class B
1,014 229,250
Chemicals 0.1%
Chr Hansen Holding A/S 12,287 896,425
Novozymes A/S
, Class B
22,716 1,367,900
2,264,325
Electric Utilities 0.1%
Orsted A/S Reg. S(b) 20,918 2,187,299
Electrical Equipment 0.2%
Vestas Wind Systems A/S 114,763 2,432,005
Health Care Equipment & Supplies 0.2%
Coloplast A/S
, Class B
13,137 1,500,450
Demant A/S* 12,491 468,882
GN Store Nord A/S 14,728 519,541
2,488,873
Insurance 0.1%
Tryg A/S 39,784 893,894
Marine 0.1%
AP Moller - Maersk A/S
, Class
A
347 804,577
AP Moller - Maersk A/S
, Class
B
587 1,378,693
2,183,270
Pharmaceuticals 1.3%
Novo Nordisk A/S
, Class B
189,898 21,077,039
Textiles, Apparel & Luxury Goods 0.0%
†
Pandora A/S 11,003 695,319
42,429,227

72 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
FINLAND 1.2%
Banks 0.2%
Nordea Bank Abp 371,658 3,273,090
3,273,090
Communications Equipment 0.2%
Nokia OYJ 596,298 2,777,663
Diversified Telecommunication Services 0.1%
Elisa OYJ 16,385 920,993
Electric Utilities 0.1%
Fortum OYJ 51,495 773,657
Food & Staples Retailing 0.0%
†
Kesko OYJ
, Class B
30,202 712,977
Insurance 0.2%
Sampo OYJ
, Class A
55,149 2,401,595
Machinery 0.1%
Kone OYJ
, Class B
37,584 1,797,154
Wartsila OYJ Abp 56,796 442,759
2,239,913
Oil, Gas & Consumable Fuels 0.1%
Neste OYJ(a) 46,776 2,072,611
Paper & Forest Products 0.2%
Stora Enso OYJ
, Class R
64,329 1,010,040
UPM-Kymmene OYJ 59,019 1,805,323
2,815,363
Pharmaceuticals 0.0%
†
Orion OYJ
, Class B
12,450 556,094
18,543,956
FRANCE 10.3%
Aerospace & Defense 0.8%
Airbus SE 66,931 6,571,807
Dassault Aviation SA 2,780 433,983
Safran SA 38,591 3,860,539
Thales SA 12,442 1,526,215
12,392,544
Auto Components 0.2%
Cie Generale des
Etablissements Michelin
SCA 77,616 2,134,220
Valeo 22,656 443,443
2,577,663
Automobiles 0.0%
†
Renault SA* 20,635 522,227
Banks 0.6%
BNP Paribas SA 126,124 6,005,134
Credit Agricole SA 144,292 1,321,785
Societe Generale SA 89,629 1,965,698
9,292,617
Beverages 0.3%
Pernod Ricard SA 23,597 4,371,007
Remy Cointreau SA 2,674 470,909
4,841,916
Building Products 0.2%
Cie de Saint-Gobain 55,945 2,430,164
Capital Markets 0.0%
†
Amundi SA Reg. S(b) 6,169 341,491
Common Stocks
Shares Value ($)
FRANCE
Chemicals 0.5%
Air Liquide SA 58,664 7,929,134
Arkema SA 6,778 610,849
8,539,983
Construction & Engineering 0.4%
Bouygues SA 25,376 784,782
Eiffage SA 9,074 824,054
Vinci SA 59,869 5,378,659
6,987,495
Diversified Financial Services 0.0%
†
Eurazeo SE 5,306 331,492
Wendel SE 2,947 249,101
580,593
Diversified Telecommunication Services 0.2%
Orange SA 227,440 2,674,657
Electric Utilities 0.0%
†
Electricite de France SA 65,771 538,342
Electrical Equipment 0.1%
Legrand SA 30,543 2,273,147
Entertainment 0.1%
Bollore SE 97,089 452,939
Ubisoft Entertainment SA* 9,930 438,624
891,563
Equity Real Estate Investment Trusts (REITs) 0.1%
Covivio 5,429 304,115
Gecina SA 4,813 452,775
Klepierre SA* 26,000 500,730
Unibail-Rodamco-Westfield* 13,793 703,925
1,961,545
Food & Staples Retailing 0.1%
Carrefour SA(a) 68,637 1,217,828
Food Products 0.3%
Danone SA 73,300 4,119,378
Health Care Equipment & Supplies 0.0%
†
BioMerieux 4,927 481,244
Hotels, Restaurants & Leisure 0.1%
Accor SA* 18,478 507,478
La Francaise des Jeux
SAEM Reg. S(b) 11,680 406,904
Sodexo SA 10,125 718,459
1,632,841
Household Durables 0.0%
†
SEB SA 2,850 274,967
Insurance 0.3%
AXA SA 217,360 4,939,471
Interactive Media & Services 0.0%
†
Adevinta ASA*(a) 30,065 218,840
IT Services 0.4%
Capgemini SE 18,375 3,177,571
Edenred 28,990 1,373,706
Worldline SA Reg. S*(b) 27,977 1,034,949
5,586,226
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 3,058 968,153

NVIT International Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 73
Common Stocks
Shares Value ($)
FRANCE
Machinery 0.1%
Alstom SA(a) 34,895 798,760
Media 0.1%
Publicis Groupe SA* 25,595 1,263,590
Vivendi SE 85,807 875,709
2,139,299
Multi-Utilities 0.3%
Engie SA 208,277 2,417,350
Veolia Environnement SA* 75,958 1,879,194
4,296,544
Oil, Gas & Consumable Fuels 0.9%
TotalEnergies SE 279,655 14,741,168
Personal Products 0.6%
L'Oreal SA 27,033 9,340,104
Pharmaceuticals 0.9%
Ipsen SA 4,089 386,027
Sanofi 128,355 12,979,987
13,366,014
Professional Services 0.2%
Bureau Veritas SA 33,947 870,369
Teleperformance 6,495 1,998,062
2,868,431
Software 0.2%
Dassault Systemes SE 75,634 2,802,489
Textiles, Apparel & Luxury Goods 2.1%
EssilorLuxottica SA 32,305 4,871,651
Hermes International 3,553 4,013,927
Kering SA 8,444 4,387,153
LVMH Moet Hennessy Louis
Vuitton SE 31,307 19,320,588
32,593,319
Transportation Infrastructure 0.1%
Aeroports de Paris* 3,257 414,937
Getlink SE 48,654 861,709
1,276,646
160,507,669
GERMANY 7.5%
Aerospace & Defense 0.1%
MTU Aero Engines AG 5,907 1,075,265
Rheinmetall AG 4,786 1,105,167
2,180,432
Air Freight & Logistics 0.3%
Deutsche Post AG
(Registered) 113,270 4,243,699
Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)*(a) 67,158 391,691
Auto Components 0.1%
Continental AG 12,024 837,916
Automobiles 0.8%
Bayerische Motoren Werke
AG 37,585 2,893,560
Bayerische Motoren Werke
AG (Preference) 6,558 464,589
Mercedes-Benz Group AG 90,027 5,209,852
Porsche Automobil Holding
SE (Preference) 16,834 1,113,533
Common Stocks
Shares Value ($)
GERMANY
Automobiles
Volkswagen AG 3,402 619,995
Volkswagen AG (Preference) 21,025 2,807,573
13,109,102
Banks 0.1%
Commerzbank AG* 124,697 873,692
Capital Markets 0.4%
Deutsche Bank AG
(Registered) 231,892 2,020,597
Deutsche Boerse AG 21,318 3,565,528
5,586,125
Chemicals 0.5%
BASF SE 103,103 4,486,643
Covestro AG Reg. S(b) 21,364 738,370
Evonik Industries AG 23,426 500,156
Symrise AG 15,397 1,675,649
7,400,818
Construction Materials 0.0%
†
HeidelbergCement AG(a) 16,045 770,770
Diversified Telecommunication Services 0.5%
Deutsche Telekom AG
(Registered) 363,662 7,220,385
Telefonica Deutschland
Holding AG 109,580 314,725
United Internet AG
(Registered) 12,365 352,850
7,887,960
Electrical Equipment 0.0%
†
Siemens Energy AG 48,481 710,988
Food & Staples Retailing 0.0%
†
HelloFresh SE* 19,278 623,814
Health Care Equipment & Supplies 0.2%
Carl Zeiss Meditec AG 4,333 517,427
Sartorius AG (Preference) 2,840 992,030
Siemens Healthineers AG
Reg. S(a)(b) 31,183 1,585,139
3,094,596
Health Care Providers & Services 0.2%
Fresenius Medical Care AG
& Co. KGaA 22,679 1,132,682
Fresenius SE & Co. KGaA 48,777 1,477,955
2,610,637
Household Products 0.1%
Henkel AG & Co. KGaA(a) 12,015 735,297
Henkel AG & Co. KGaA
(Preference) 19,701 1,213,580
1,948,877
Independent Power and Renewable Electricity Producers
0.2%
RWE AG 72,928 2,687,835
Uniper SE 11,158 165,575
2,853,410
Industrial Conglomerates 0.6%
Siemens AG (Registered) 86,549 8,808,751
Insurance 0.9%
Allianz SE (Registered) 46,225 8,824,078
Hannover Rueck SE 7,108 1,031,183

74 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
GERMANY
Insurance
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 15,836 3,721,441
13,576,702
Interactive Media & Services 0.0%
†
Scout24 SE Reg. S(b) 9,244 474,942
Internet & Direct Marketing Retail 0.0%
†
Zalando SE Reg. S*(a)(b) 18,269 477,822
Zalando SE Reg. S*∞(b) 5,968 156,104
633,926
IT Services 0.0%
†
Bechtle AG 8,525 348,570
Machinery 0.2%
Daimler Truck Holding AG* 52,444 1,368,729
GEA Group AG 17,480 602,376
KION Group AG 7,527 312,178
Knorr-Bremse AG 8,219 468,916
Rational AG 518 301,191
3,053,390
Multi-Utilities 0.1%
E.ON SE 256,467 2,151,750
Personal Products 0.1%
Beiersdorf AG 11,129 1,136,821
Pharmaceuticals 0.6%
Bayer AG (Registered) 111,424 6,620,091
Merck KGaA 14,732 2,486,450
9,106,541
Real Estate Management & Development 0.2%
Aroundtown SA(a) 103,363 328,660
LEG Immobilien SE 7,970 660,734
Vonovia SE 79,024 2,435,314
3,424,708
Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG 147,084 3,558,735
Software 0.7%
Nemetschek SE 7,051 426,786
SAP SE 117,162 10,673,770
11,100,556
Textiles, Apparel & Luxury Goods 0.3%
adidas AG 19,426 3,435,707
Puma SE 12,471 821,309
4,257,016
Trading Companies & Distributors 0.1%
Brenntag SE 17,084 1,111,900
117,868,835
HONG KONG 3.0%
Banks 0.1%
Hang Seng Bank Ltd. 84,600 1,494,756
Capital Markets 0.4%
Hong Kong Exchanges &
Clearing Ltd. 135,100 6,743,942
Diversified Telecommunication Services 0.0%
†
HKT Trust & HKT Ltd. 406,220 545,850
Common Stocks
Shares Value ($)
HONG KONG
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd. 72,000 442,359
CLP Holdings Ltd. 190,000 1,577,355
HK Electric Investments &
HK Electric Investments
Ltd. Reg. S 314,000 288,157
Power Assets Holdings Ltd. 153,500 966,841
3,274,712
Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT 240,600 1,964,997
Food Products 0.1%
WH Group Ltd. Reg. S(b) 935,545 723,822
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 1,238,266 1,333,994
Industrial Conglomerates 0.1%
Jardine Matheson Holdings
Ltd. 22,900 1,202,250
Jardine Matheson Holdings
Ltd. 2,100 110,528
1,312,778
Insurance 1.2%
AIA Group Ltd. 1,365,200 14,995,563
Prudential plc 308,147 3,833,035
18,828,598
Machinery 0.1%
Techtronic Industries Co. Ltd. 154,500 1,615,228
Real Estate Management & Development 0.5%
CK Asset Holdings Ltd. 221,516 1,569,065
Hang Lung Properties Ltd. 248,000 470,703
Henderson Land
Development Co. Ltd. 158,775 597,620
Hongkong Land Holdings
Ltd. 114,900 566,457
Hongkong Land Holdings
Ltd. 8,100 40,731
New World Development Co.
Ltd. 171,231 618,081
Sino Land Co. Ltd. 421,000 621,736
Sun Hung Kai Properties Ltd. 166,000 1,964,212
Swire Pacific Ltd.
, Class A
56,500 339,495
Swire Properties Ltd. 138,400 344,074
Wharf Real Estate
Investment Co. Ltd. 191,500 912,962
8,045,136
Road & Rail 0.1%
MTR Corp. Ltd. 171,000 893,688
46,777,501
IRELAND 0.6%
Building Products 0.1%
Kingspan Group plc 17,041 1,025,179
Construction Materials 0.2%
CRH plc 85,431 2,957,028
Containers & Packaging 0.1%
Smurfit Kappa Group plc 28,721 969,179

NVIT International Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
IRELAND
Food Products 0.1%
Kerry Group plc
, Class A
17,858 1,710,705
Hotels, Restaurants & Leisure 0.1%
Flutter Entertainment plc* 18,722 1,895,358
Trading Companies & Distributors 0.0%
†
AerCap Holdings NV* 16,292 666,995
9,224,444
ISRAEL 0.7%
Aerospace & Defense 0.0%
†
Elbit Systems Ltd. 2,870 657,845
Banks 0.3%
Bank Hapoalim BM 129,692 1,089,991
Bank Leumi Le-Israel BM 163,014 1,458,788
Israel Discount Bank Ltd.
,
Class A
136,561 714,974
Mizrahi Tefahot Bank Ltd. 18,061 600,942
3,864,695
Chemicals 0.1%
ICL Group Ltd. 81,057 740,217
IT Services 0.0%
†
Wix.com Ltd.* 5,941 389,433
Machinery 0.0%
†
Kornit Digital Ltd.*(a) 5,534 175,428
Marine 0.0%
†
ZIM Integrated Shipping
Services Ltd.(a) 9,215 435,224
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 121,900 916,688
916,688
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 4,485 315,674
Semiconductors & Semiconductor Equipment 0.0%
†
Tower Semiconductor Ltd.* 11,985 559,924
Software 0.2%
Check Point Software
Technologies Ltd.* 11,697 1,424,461
Nice Ltd.* 7,405 1,426,976
2,851,437
10,906,565
ITALY 1.9%
Automobiles 0.2%
Ferrari NV 14,356 2,647,835
Banks 0.5%
FinecoBank Banca Fineco
SpA 65,835 793,624
Intesa Sanpaolo SpA 1,864,581 3,505,770
Mediobanca Banca di
Credito Finanziario SpA 72,218 628,663
UniCredit SpA 241,154 2,312,419
7,240,476
Beverages 0.1%
Coca-Cola HBC AG* 21,338 473,788
Common Stocks
Shares Value ($)
ITALY
Beverages
Davide Campari-Milano NV 56,307 594,521
1,068,309
Diversified Telecommunication Services 0.0%
†
Infrastrutture Wireless
Italiane SpA Reg. S(b) 34,495 350,937
Telecom Italia SpA*(a) 1,067,994 279,839
630,776
Electric Utilities 0.4%
Enel SpA 926,133 5,090,390
Terna - Rete Elettrica
Nazionale 155,582 1,222,821
6,313,211
Electrical Equipment 0.0%
†
Prysmian SpA 28,168 777,353
Gas Utilities 0.1%
Snam SpA 222,981 1,170,343
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 3,074 403,760
Health Care Providers & Services 0.0%
†
Amplifon SpA 13,632 419,677
Insurance 0.2%
Assicurazioni Generali SpA 122,381 1,960,134
Poste Italiane SpA Reg. S(b) 58,631 550,807
2,510,941
IT Services 0.0%
†
Nexi SpA Reg. S*(b) 56,151 467,579
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 284,667 3,381,783
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 11,383 497,378
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA 23,884 1,031,743
Transportation Infrastructure 0.1%
Atlantia SpA 57,612 1,352,169
29,913,333
JAPAN 21.9%
Air Freight & Logistics 0.1%
SG Holdings Co. Ltd. 31,700 535,203
Yamato Holdings Co. Ltd. 34,000 543,379
1,078,582
Airlines 0.0%
†
ANA Holdings, Inc.* 16,300 300,530
Japan Airlines Co. Ltd.* 15,686 274,817
575,347
Auto Components 0.4%
Aisin Corp. 17,300 536,007
Bridgestone Corp.(a) 65,100 2,376,604
Denso Corp. 49,300 2,622,360
Koito Manufacturing Co. Ltd. 10,900 346,268
Sumitomo Electric Industries
Ltd. 80,400 889,180
6,770,419
Automobiles 1.8%
Honda Motor Co. Ltd. 182,900 4,424,268

76 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Automobiles
Isuzu Motors Ltd. 68,400 754,134
Mazda Motor Corp. 65,680 537,855
Nissan Motor Co. Ltd. 256,700 1,000,542
Subaru Corp. 71,300 1,268,407
Suzuki Motor Corp. 40,700 1,280,525
Toyota Motor Corp. 1,195,870 18,417,237
Yamaha Motor Co. Ltd.(a) 32,200 590,502
28,273,470
Banks 1.2%
Chiba Bank Ltd. (The) 61,400 335,662
Concordia Financial Group
Ltd. 122,400 424,172
Japan Post Bank Co. Ltd. 46,200 359,339
Mitsubishi UFJ Financial
Group, Inc. 1,355,167 7,250,813
Mizuho Financial Group, Inc. 273,851 3,114,033
Resona Holdings, Inc. 240,600 901,377
Shizuoka Bank Ltd. (The) 52,900 317,849
Sumitomo Mitsui Financial
Group, Inc. 147,153 4,370,297
Sumitomo Mitsui Trust
Holdings, Inc. 39,540 1,218,238
18,291,780
Beverages 0.3%
Asahi Group Holdings Ltd. 50,500 1,655,331
Ito En Ltd. 6,100 273,129
Kirin Holdings Co. Ltd.(a) 91,000 1,434,181
Suntory Beverage & Food
Ltd.(a) 14,800 559,815
3,922,456
Building Products 0.4%
AGC, Inc.(a) 21,400 752,978
Daikin Industries Ltd. 28,000 4,493,879
Lixil Corp. 32,700 612,823
TOTO Ltd. 17,000 561,962
6,421,642
Capital Markets 0.2%
Daiwa Securities Group, Inc. 159,700 713,612
Japan Exchange Group, Inc. 55,700 804,430
Nomura Holdings, Inc. 336,000 1,228,950
SBI Holdings, Inc. 29,490 577,523
3,324,515
Chemicals 0.8%
Asahi Kasei Corp. 138,700 1,059,958
JSR Corp. 19,900 516,835
Mitsubishi Chemical Group
Corp. 150,300 814,864
Mitsui Chemicals, Inc. 21,700 462,662
Nippon Paint Holdings Co.
Ltd.(a) 89,600 668,546
Nippon Sanso Holdings
Corp. 19,400 309,521
Nissan Chemical Corp. 14,800 682,595
Nitto Denko Corp. 15,700 1,016,962
Shin-Etsu Chemical Co. Ltd. 42,800 4,831,670
Sumitomo Chemical Co. Ltd. 163,800 639,435
Toray Industries, Inc. 159,700 896,613
Tosoh Corp. 31,200 387,763
12,287,424
Common Stocks
Shares Value ($)
JAPAN
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd. 23,500 507,145
Secom Co. Ltd. 23,200 1,434,108
Toppan, Inc. 29,000 484,855
2,426,108
Construction & Engineering 0.1%
Kajima Corp. 47,200 541,966
Obayashi Corp. 70,200 509,962
Shimizu Corp. 69,500 384,428
Taisei Corp. 21,000 654,317
2,090,673
Diversified Financial Services 0.2%
Mitsubishi HC Capital, Inc. 80,200 370,216
ORIX Corp. 135,100 2,267,948
2,638,164
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 134,956 3,874,885
Electric Utilities 0.1%
Chubu Electric Power Co.,
Inc. 71,200 716,952
Kansai Electric Power Co.,
Inc. (The) 78,800 780,727
Tokyo Electric Power Co.
Holdings, Inc.* 173,600 725,695
2,223,374
Electrical Equipment 0.4%
Fuji Electric Co. Ltd. 15,000 622,097
Mitsubishi Electric Corp. 220,000 2,354,803
Nidec Corp. 50,900 3,147,332
6,124,232
Electronic Equipment, Instruments & Components 1.2%
Azbil Corp. 12,600 331,381
Hamamatsu Photonics KK 14,900 579,333
Hirose Electric Co. Ltd. 3,694 487,804
Ibiden Co. Ltd. 13,500 377,298
Keyence Corp. 21,844 7,475,663
Kyocera Corp. 35,500 1,900,188
Murata Manufacturing Co.
Ltd. 64,900 3,515,016
Omron Corp. 20,500 1,042,492
Shimadzu Corp. 27,900 883,054
TDK Corp. 44,700 1,382,407
Yokogawa Electric Corp. 23,600 387,191
18,361,827
Entertainment 0.6%
Capcom Co. Ltd. 18,400 447,150
Koei Tecmo Holdings Co.
Ltd.(a) 7,410 239,384
Konami Group Corp. 10,700 592,608
Nexon Co. Ltd. 54,600 1,118,699
Nintendo Co. Ltd. 12,600 5,445,624
Square Enix Holdings Co.
Ltd. 9,700 429,941
Toho Co. Ltd. 13,000 470,261
8,743,667
Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT
Investment Corp. 251 568,973

NVIT International Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
JAPAN
Equity Real Estate Investment Trusts (REITs)
GLP J-REIT 451 551,216
Japan Metropolitan Fund
Invest 744 579,864
Japan Real Estate
Investment Corp. 149 685,327
Nippon Building Fund, Inc. 180 895,624
Nippon Prologis REIT, Inc. 230 565,686
Nomura Real Estate Master
Fund, Inc. 459 573,142
4,419,832
Food & Staples Retailing 0.3%
Aeon Co. Ltd. 75,800 1,315,838
Kobe Bussan Co. Ltd. 17,700 433,278
Seven & i Holdings Co. Ltd. 85,400 3,310,489
Welcia Holdings Co. Ltd. 12,400 248,447
5,308,052
Food Products 0.3%
Ajinomoto Co., Inc. 54,500 1,326,224
Kikkoman Corp. 17,200 913,526
MEIJI Holdings Co. Ltd. 12,580 617,622
Nisshin Seifun Group, Inc.(a) 20,923 244,966
Nissin Foods Holdings Co.
Ltd. 6,700 462,547
Yakult Honsha Co. Ltd. 15,100 871,728
4,436,613
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 41,500 797,051
Tokyo Gas Co. Ltd. 46,400 959,989
1,757,040
Health Care Equipment & Supplies 0.7%
Asahi Intecc Co. Ltd. 23,500 354,284
Hoya Corp. 41,500 3,547,623
Olympus Corp. 139,700 2,809,474
Sysmex Corp. 19,700 1,187,006
Terumo Corp. 74,100 2,234,494
10,132,881
Health Care Technology 0.1%
M3, Inc. 48,800 1,404,020
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd.(a) 9,826 357,723
Oriental Land Co. Ltd. 22,700 3,161,373
3,519,096
Household Durables 1.0%
Iida Group Holdings Co. Ltd. 17,300 266,473
Open House Group Co. Ltd. 9,800 390,338
Panasonic Holdings Corp. 244,200 1,975,470
Sekisui Chemical Co. Ltd. 44,700 612,331
Sekisui House Ltd. 68,100 1,191,860
Sharp Corp. 22,900 177,236
Sony Group Corp. 142,500 11,645,644
16,259,352
Household Products 0.1%
Unicharm Corp. 46,600 1,560,189
Industrial Conglomerates 0.4%
Hitachi Ltd. 108,600 5,145,601
Toshiba Corp.(a) 43,100 1,752,947
6,898,548
Common Stocks
Shares Value ($)
JAPAN
Insurance 0.8%
Dai-ichi Life Holdings, Inc. 112,800 2,082,374
Japan Post Holdings Co. Ltd. 270,800 1,934,823
Japan Post Insurance Co.
Ltd. 24,900 398,504
MS&AD Insurance Group
Holdings, Inc. 49,241 1,509,668
Sompo Holdings, Inc. 34,650 1,528,675
T&D Holdings, Inc. 57,100 682,445
Tokio Marine Holdings, Inc. 70,700 4,120,011
12,256,500
Interactive Media & Services 0.1%
Kakaku.com, Inc. 15,800 260,911
Z Holdings Corp. 296,300 866,849
1,127,760
Internet & Direct Marketing Retail 0.0%
†
Rakuten Group, Inc. 99,500 449,275
ZOZO, Inc. 15,200 274,205
723,480
IT Services 0.6%
Fujitsu Ltd. 22,300 2,791,339
GMO Payment Gateway, Inc. 4,900 345,436
Itochu Techno-Solutions
Corp. 11,300 275,527
NEC Corp. 27,200 1,057,436
Nomura Research Institute
Ltd. 37,115 988,428
NTT Data Corp. 69,800 958,444
Obic Co. Ltd. 8,200 1,160,820
Otsuka Corp. 14,000 413,569
SCSK Corp. 17,100 287,945
TIS, Inc. 25,800 676,509
8,955,453
Leisure Products 0.2%
Bandai Namco Holdings, Inc. 22,100 1,561,421
Shimano, Inc.(a) 8,200 1,387,099
Yamaha Corp. 14,900 613,301
3,561,821
Machinery 1.1%
Daifuku Co. Ltd. 11,100 635,731
FANUC Corp. 21,800 3,416,994
Hitachi Construction
Machinery Co. Ltd. 13,400 297,085
Hoshizaki Corp.(a) 11,600 346,051
Komatsu Ltd. 105,100 2,339,628
Kubota Corp.(a) 113,600 1,699,042
Kurita Water Industries Ltd. 11,200 407,381
Makita Corp. 25,700 641,302
MINEBEA MITSUMI, Inc. 42,500 724,625
MISUMI Group, Inc. 30,100 635,265
Mitsubishi Heavy Industries
Ltd. 35,400 1,239,066
NGK Insulators Ltd. 27,100 365,444
SMC Corp. 6,500 2,900,536
Toyota Industries Corp. 16,100 997,960
Yaskawa Electric Corp. 26,100 841,776
17,487,886
Marine 0.1%
Mitsui OSK Lines Ltd.(a) 40,800 937,052

78 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Marine
Nippon Yusen KK(a) 18,600 1,275,967
2,213,019
Media 0.1%
CyberAgent, Inc. 47,600 474,492
Dentsu Group, Inc.(a) 23,901 718,420
Hakuhodo DY Holdings, Inc. 24,000 220,455
1,413,367
Metals & Mining 0.2%
Hitachi Metals Ltd.* 23,900 361,386
JFE Holdings, Inc. 57,300 602,719
Nippon Steel Corp. 88,744 1,238,647
Sumitomo Metal Mining Co.
Ltd. 27,400 858,666
3,061,418
Multiline Retail 0.0%
†
Pan Pacific International
Holdings Corp.(a) 41,300 659,423
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc. 339,339 1,281,003
Idemitsu Kosan Co. Ltd. 23,556 565,837
Inpex Corp. 117,800 1,271,365
3,118,205
Paper & Forest Products 0.0%
†
Oji Holdings Corp. 83,000 359,848
Personal Products 0.3%
Kao Corp.(a) 54,500 2,199,437
Kobayashi Pharmaceutical
Co. Ltd. 6,100 376,107
Kose Corp.(a) 3,300 300,478
Shiseido Co. Ltd. 46,100 1,852,160
4,728,182
Pharmaceuticals 1.4%
Astellas Pharma, Inc. 211,300 3,292,191
Chugai Pharmaceutical Co.
Ltd.(a) 74,300 1,901,436
Daiichi Sankyo Co. Ltd. 196,600 4,962,929
Eisai Co. Ltd. 28,100 1,186,471
Kyowa Kirin Co. Ltd. 31,500 708,572
Nippon Shinyaku Co. Ltd. 5,400 328,583
Ono Pharmaceutical Co. Ltd. 43,300 1,111,622
Otsuka Holdings Co. Ltd.(a) 43,200 1,534,855
Shionogi & Co. Ltd. 29,200 1,476,094
Takeda Pharmaceutical Co.
Ltd. 168,649 4,739,470
21,242,223
Professional Services 0.4%
Nihon M&A Center Holdings,
Inc. 34,600 368,562
Persol Holdings Co. Ltd. 19,600 356,752
Recruit Holdings Co. Ltd. 161,700 4,768,434
5,493,748
Real Estate Management & Development 0.5%
Daito Trust Construction Co.
Ltd. 7,000 603,661
Daiwa House Industry Co.
Ltd. 69,400 1,618,599
Hulic Co. Ltd.(a) 45,400 351,644
Mitsubishi Estate Co. Ltd. 130,800 1,899,411
Common Stocks
Shares Value ($)
JAPAN
Real Estate Management & Development
Mitsui Fudosan Co. Ltd. 101,400 2,182,028
Nomura Real Estate
Holdings, Inc. 13,200 323,706
Sumitomo Realty &
Development Co. Ltd. 36,300 959,436
7,938,485
Road & Rail 0.6%
Central Japan Railway Co. 16,600 1,916,364
East Japan Railway Co. 33,876 1,733,283
Hankyu Hanshin Holdings,
Inc. 25,700 701,332
Keio Corp. 10,799 386,710
Keisei Electric Railway Co.
Ltd. 14,400 397,246
Kintetsu Group Holdings Co.
Ltd. 20,300 631,655
Nippon Express Holdings,
Inc. 8,700 472,884
Odakyu Electric Railway Co.
Ltd.(a) 34,200 460,394
Tobu Railway Co. Ltd. 20,000 457,341
Tokyu Corp. 62,700 738,928
West Japan Railway Co. 24,000 883,432
8,779,569
Semiconductors & Semiconductor Equipment 0.7%
Advantest Corp. 20,800 1,105,196
Disco Corp. 3,500 824,485
Lasertec Corp. 8,300 980,002
Renesas Electronics Corp.* 128,500 1,159,314
Rohm Co. Ltd. 10,400 720,229
SUMCO Corp. 41,100 528,865
Tokyo Electron Ltd. 16,800 5,449,293
10,767,384
Software 0.1%
Oracle Corp. Japan 4,300 248,336
Trend Micro, Inc. 14,800 720,398
968,734
Specialty Retail 0.3%
Fast Retailing Co. Ltd. 6,700 3,503,697
Hikari Tsushin, Inc.(a) 2,400 246,212
Nitori Holdings Co. Ltd. 8,800 835,418
USS Co. Ltd. 23,800 411,408
4,996,735
Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd. 27,200 478,569
Canon, Inc.(a) 112,200 2,552,546
FUJIFILM Holdings Corp. 41,300 2,217,681
Ricoh Co. Ltd. 71,000 552,301
Seiko Epson Corp. 32,700 463,071
6,264,168
Tobacco 0.2%
Japan Tobacco, Inc.(a) 137,100 2,371,378
Trading Companies & Distributors 1.0%
ITOCHU Corp. 134,300 3,632,128
Marubeni Corp. 173,000 1,561,665
Mitsubishi Corp. 142,100 4,225,390
Mitsui & Co. Ltd. 156,900 3,464,788
MonotaRO Co. Ltd. 27,000 401,584

NVIT International Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
JAPAN
Trading Companies & Distributors
Sumitomo Corp. 130,300 1,782,118
Toyota Tsusho Corp. 24,500 800,841
15,868,514
Wireless Telecommunication Services 0.9%
KDDI Corp. 181,000 5,723,511
SoftBank Corp. 324,900 3,606,066
SoftBank Group Corp. 135,300 5,228,847
14,558,424
342,039,912
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 20,299 399,710
LUXEMBOURG 0.2%
Life Sciences Tools & Services 0.1%
Eurofins Scientific SE(a) 14,827 1,172,160
Metals & Mining 0.1%
ArcelorMittal SA(a) 68,037 1,544,884
2,717,044
MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group
Ltd. 241,000 1,442,156
Sands China Ltd.* 268,300 655,153
2,097,309
MALTA 0.0%
†
Capital Markets 0.0%
†
BGP Holdings plc*^∞ 848,508 0
NETHERLANDS 5.2%
Banks 0.3%
ABN AMRO Bank NV, CVA
Reg. S(b) 50,234 564,765
ING Groep NV 439,320 4,360,044
4,924,809
Beverages 0.2%
Heineken Holding NV 12,138 887,817
Heineken NV 29,511 2,702,666
3,590,483
Biotechnology 0.1%
Argenx SE* 5,067 1,912,372
Argenx SE* 362 134,217
2,046,589
Capital Markets 0.1%
Euronext NV Reg. S(b) 10,200 835,719
Chemicals 0.3%
Akzo Nobel NV 20,728 1,369,471
Koninklijke DSM NV 19,611 2,832,960
OCI NV 11,576 381,717
4,584,148
Diversified Financial Services 0.1%
EXOR NV 12,587 789,990
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV(a) 371,792 1,326,225
Entertainment 0.1%
Universal Music Group NV 80,207 1,620,517
Common Stocks
Shares Value ($)
NETHERLANDS
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize
NV 115,597 3,012,658
Food Products 0.0%
†
JDE Peet's NV(a) 12,632 360,622
Health Care Equipment & Supplies 0.1%
Koninklijke Philips NV 98,615 2,139,694
Insurance 0.2%
Aegon NV 197,974 862,880
NN Group NV 33,223 1,519,514
2,382,394
IT Services 0.2%
Adyen NV Reg. S*(b) 2,434 3,578,020
Oil, Gas & Consumable Fuels 1.4%
Shell plc 858,011 22,390,211
Professional Services 0.2%
Randstad NV 13,992 682,347
Wolters Kluwer NV 29,454 2,865,332
3,547,679
Semiconductors & Semiconductor Equipment 1.5%
ASM International NV 5,179 1,307,890
ASML Holding NV 45,838 22,122,699
23,430,589
Trading Companies & Distributors 0.1%
IMCD NV 6,296 869,845
81,430,192
NEW ZEALAND 0.2%
Diversified Telecommunication Services 0.0%
†
Spark New Zealand Ltd. 222,747 667,674
Electric Utilities 0.0%
†
Mercury NZ Ltd. 60,954 215,068
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 68,471 853,008
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 125,061 364,997
Software 0.1%
Xero Ltd.* 14,740 784,266
Transportation Infrastructure 0.0%
†
Auckland International
Airport Ltd.* 148,060 663,102
3,548,115
NORWAY 0.8%
Aerospace & Defense 0.0%
†
Kongsberg Gruppen ASA 9,825 353,496
Banks 0.1%
DNB Bank ASA 107,020 1,926,060
Diversified Telecommunication Services 0.1%
Telenor ASA 77,374 1,030,705
Food Products 0.2%
Mowi ASA 48,430 1,104,915
Orkla ASA 82,296 658,724

80 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
NORWAY
Food Products
Salmar ASA 6,472 456,622
2,220,261
Insurance 0.0%
†
Gjensidige Forsikring ASA 24,887 505,437
Metals & Mining 0.1%
Norsk Hydro ASA 148,710 838,318
Oil, Gas & Consumable Fuels 0.3%
Aker BP ASA(a) 35,463 1,225,456
Equinor ASA 110,353 3,838,676
5,064,132
11,938,409
PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 306,961 1,434,642
Food & Staples Retailing 0.1%
Jeronimo Martins SGPS SA 33,983 738,636
Oil, Gas & Consumable Fuels 0.0%
†
Galp Energia SGPS SA
,
Class B
55,198 647,034
2,820,312
SINGAPORE 1.6%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 185,300 545,215
Airlines 0.0%
†
Singapore Airlines Ltd.* 159,714 587,132
Banks 0.6%
DBS Group Holdings Ltd. 203,200 4,349,374
Oversea-Chinese Banking
Corp. Ltd. 379,900 3,119,424
United Overseas Bank Ltd. 132,400 2,506,608
9,975,406
Capital Markets 0.1%
Singapore Exchange Ltd. 99,400 677,599
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 913,050 1,663,993
Electronic Equipment, Instruments & Components 0.0%
†
Venture Corp. Ltd. 32,800 393,199
Entertainment 0.2%
Sea Ltd., ADR*(a) 40,477 2,706,292
Equity Real Estate Investment Trusts (REITs) 0.2%
Ascendas REIT 364,607 748,353
CapitaLand Integrated
Commercial Trust 581,570 909,095
Mapletree Commercial Trust 219,300 289,120
Mapletree Logistics Trust 396,704 480,209
2,426,777
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 704,796 365,842
Industrial Conglomerates 0.1%
Keppel Corp. Ltd. 161,100 753,199
Common Stocks
Shares Value ($)
SINGAPORE
Real Estate Management & Development 0.1%
Capitaland Investment Ltd. 291,797 803,467
City Developments Ltd. 55,300 324,697
UOL Group Ltd. 47,500 251,808
1,379,972
Road & Rail 0.0%
†
Grab Holdings Ltd.
, Class
A
*(a) 128,784 325,824
Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics NV 77,810 2,473,813
24,274,263
SOUTH AFRICA 0.3%
Metals & Mining 0.3%
Anglo American plc 142,621 5,092,270
SOUTH KOREA 0.0%
†
Internet & Direct Marketing Retail 0.0%
†
Delivery Hero SE Reg. S*(a)
(b) 19,153 717,956
SPAIN 2.5%
Banks 0.7%
Banco Bilbao Vizcaya
Argentaria SA 748,136 3,395,549
Banco Santander SA 1,945,617 5,486,546
CaixaBank SA 511,058 1,778,456
10,660,551
Biotechnology 0.0%
†
Grifols SA* 33,026 624,697
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA(a) 25,772 625,233
Ferrovial SA 53,934 1,375,339
2,000,572
Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg.
S(b) 61,589 2,399,282
Telefonica SA 601,474 3,065,580
5,464,862
Electric Utilities 0.6%
Acciona SA(a) 2,712 501,159
Endesa SA(a) 35,868 676,851
Iberdrola SA 657,745 6,825,294
Red Electrica Corp. SA(a) 45,500 861,457
8,864,761
Electrical Equipment 0.0%
†
Siemens Gamesa
Renewable Energy SA* 27,758 524,046
Gas Utilities 0.1%
Enagas SA 28,047 619,518
Naturgy Energy Group SA(a) 15,981 460,324
1,079,842
Independent Power and Renewable Electricity Producers
0.0%
†
EDP Renovaveis SA 31,621 747,165
IT Services 0.2%
Amadeus IT Group SA* 49,815 2,798,823

NVIT International Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 81
Common Stocks
Shares Value ($)
SPAIN
Oil, Gas & Consumable Fuels 0.2%
Repsol SA(a) 165,768 2,440,911
Specialty Retail 0.2%
Industria de Diseno Textil SA 124,144 2,811,543
Transportation Infrastructure 0.1%
Aena SME SA Reg. S*(b) 8,293 1,054,713
39,072,486
SWEDEN 3.1%
Automobiles 0.0%
†
Volvo Car AB
, Class B
*(a) 65,477 434,727
Banks 0.3%
Skandinaviska Enskilda
Banken AB
, Class A
187,320 1,840,629
Svenska Handelsbanken AB
,
Class A
161,161 1,378,459
Swedbank AB
, Class A
100,116 1,266,663
4,485,751
Biotechnology 0.0%
†
Swedish Orphan Biovitrum
AB* 18,560 401,691
Building Products 0.2%
Assa Abloy AB
, Class B
114,245 2,444,836
Nibe Industrier AB
, Class B
170,038 1,278,271
3,723,107
Capital Markets 0.1%
EQT AB(a) 34,763 722,642
Commercial Services & Supplies 0.0%
†
Securitas AB
, Class B
31,175 270,662
Communications Equipment 0.2%
Telefonaktiebolaget LM
Ericsson
, Class B
332,992 2,485,344
Construction & Engineering 0.0%
†
Skanska AB
, Class B
40,401 619,935
Diversified Financial Services 0.4%
Industrivarden AB
, Class A
16,218 365,344
Industrivarden AB
, Class C
17,605 391,933
Investor AB
, Class A
(a) 55,146 990,874
Investor AB
, Class B
204,421 3,364,335
Kinnevik AB
, Class B
* 27,641 445,849
L E Lundbergforetagen AB
,
Class B
9,028 367,382
5,925,717
Diversified Telecommunication Services 0.1%
Telia Co. AB 293,944 1,126,212
Electronic Equipment, Instruments & Components 0.1%
Hexagon AB
, Class B
215,230 2,237,999
Entertainment 0.0%
†
Embracer Group AB*(a) 75,933 579,613
Health Care Equipment & Supplies 0.0%
†
Getinge AB
, Class B
24,997 578,133
Hotels, Restaurants & Leisure 0.1%
Evolution AB Reg. S(b) 20,893 1,902,289
Common Stocks
Shares Value ($)
SWEDEN
Household Durables 0.0%
†
Electrolux AB
, Class B
(a) 26,142 352,112
Household Products 0.1%
Essity AB
, Class B
67,315 1,757,513
Industrial Conglomerates 0.1%
Investment AB Latour
, Class B
16,568 328,016
Lifco AB
, Class B
24,126 387,928
715,944
Machinery 0.9%
Alfa Laval AB 34,787 839,495
Atlas Copco AB
, Class A
297,016 2,779,323
Atlas Copco AB
, Class B
172,596 1,445,576
Epiroc AB
, Class A
(a) 72,872 1,126,408
Epiroc AB
, Class B
45,252 612,024
Husqvarna AB
, Class B
48,561 357,361
Indutrade AB 30,012 548,051
Sandvik AB 120,828 1,961,543
SKF AB
, Class B
(a) 44,290 652,531
Volvo AB
, Class A
19,545 314,835
Volvo AB
, Class B
170,626 2,644,812
13,281,959
Metals & Mining 0.1%
Boliden AB 30,055 955,979
Paper & Forest Products 0.1%
Holmen AB
, Class B
10,308 418,477
Svenska Cellulosa AB SCA
,
Class B
66,995 1,001,644
1,420,121
Real Estate Management & Development 0.1%
Fastighets AB Balder
, Class B
* 67,062 321,579
Sagax AB
, Class B
22,206 410,099
731,678
Specialty Retail 0.1%
H & M Hennes & Mauritz AB
,
Class B
(a) 80,759 965,525
Tobacco 0.1%
Swedish Match AB 177,276 1,810,197
Wireless Telecommunication Services 0.0%
†
Tele2 AB
, Class B
62,369 710,626
48,195,476
SWITZERLAND 6.0%
Building Products 0.1%
Geberit AG (Registered) 3,967 1,908,030
Capital Markets 0.7%
Credit Suisse Group AG
(Registered) 297,413 1,693,475
Julius Baer Group Ltd. 24,462 1,130,149
Partners Group Holding AG 2,589 2,335,552
UBS Group AG (Registered) 399,411 6,447,350
11,606,526
Chemicals 0.5%
Clariant AG (Registered)* 25,170 479,911
EMS-Chemie Holding AG
(Registered) 761 566,938
Givaudan SA (Registered) 1,044 3,689,718

82 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
SWITZERLAND
Chemicals
Sika AG (Registered) 16,322 3,765,408
8,501,975
Construction Materials 0.2%
Holcim AG* 62,606 2,681,589
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 3,006 1,663,903
Electrical Equipment 0.3%
ABB Ltd. (Registered) 184,290 4,925,344
Food Products 0.2%
Barry Callebaut AG
(Registered) 395 884,662
Chocoladefabriken Lindt &
Spruengli AG 118 1,200,193
Chocoladefabriken Lindt &
Spruengli AG (Registered) 12 1,258,204
3,343,059
Health Care Equipment & Supplies 0.5%
Alcon, Inc. 56,379 3,938,315
Sonova Holding AG
(Registered) 5,938 1,891,086
Straumann Holding AG
(Registered) 12,246 1,473,107
7,302,508
Insurance 0.6%
Baloise Holding AG
(Registered) 5,254 862,432
Swiss Life Holding AG
(Registered) 3,634 1,771,708
Zurich Insurance Group AG 16,882 7,347,956
9,982,096
Life Sciences Tools & Services 0.3%
Bachem Holding AG
(Registered)
, Class B
3,705 257,526
Lonza Group AG
(Registered) 8,505 4,535,070
4,792,596
Machinery 0.1%
Schindler Holding AG(a) 4,798 875,881
Schindler Holding AG
(Registered) 2,580 464,283
VAT Group AG Reg. S(b) 2,980 711,616
2,051,780
Marine 0.1%
Kuehne + Nagel International
AG (Registered) 6,009 1,422,660
Pharmaceuticals 1.4%
Novartis AG (Registered) 247,077 20,900,710
Vifor Pharma AG 5,294 917,806
21,818,516
Professional Services 0.2%
Adecco Group AG
(Registered) 17,672 601,135
SGS SA (Registered) 734 1,681,366
2,282,501
Real Estate Management & Development 0.1%
Swiss Prime Site AG
(Registered) 8,845 776,263
Common Stocks
Shares Value ($)
SWITZERLAND
Software 0.0%
†
Temenos AG (Registered) 7,432 634,296
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 19,142 996,562
Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont
SA (Registered) 58,568 6,237,261
Swatch Group AG (The) 3,353 795,630
Swatch Group AG (The)
(Registered) 6,136 272,638
7,305,529
93,995,733
UNITED ARAB EMIRATES 0.0%
†
Health Care Providers & Services 0.0%
†
NMC Health plc*^∞ 11,719 0
UNITED KINGDOM 12.0%
Aerospace & Defense 0.3%
BAE Systems plc 353,032 3,570,615
Rolls-Royce Holdings plc* 925,268 935,739
4,506,354
Banks 1.7%
Barclays plc 1,880,080 3,519,802
HSBC Holdings plc 2,284,014 14,900,532
Lloyds Banking Group plc 8,002,333 4,127,713
NatWest Group plc 625,389 1,663,636
Standard Chartered plc 289,428 2,182,239
26,393,922
Beverages 0.8%
Coca-Cola Europacific
Partners plc 23,796 1,228,112
Diageo plc 261,553 11,283,869
12,511,981
Capital Markets 0.4%
3i Group plc 107,615 1,453,840
abrdn plc 236,584 460,962
Hargreaves Lansdown plc 40,634 390,104
London Stock Exchange
Group plc 37,276 3,465,145
Schroders plc 13,211 430,172
St James's Place plc 62,736 843,167
7,043,390
Chemicals 0.1%
Croda International plc 15,428 1,216,659
Johnson Matthey plc 20,861 489,576
1,706,235
Commercial Services & Supplies 0.1%
Rentokil Initial plc 205,600 1,188,333
Diversified Financial Services 0.0%
†
M&G plc 287,491 681,380
Diversified Telecommunication Services 0.1%
BT Group plc 800,200 1,815,814
Electric Utilities 0.2%
SSE plc 119,589 2,364,285
Electronic Equipment, Instruments & Components 0.1%
Halma plc 41,980 1,034,875

NVIT International Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 83
Common Stocks
Shares Value ($)
UNITED KINGDOM
Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The) 100,664 548,368
Land Securities Group plc 77,891 630,058
Segro plc 138,945 1,652,255
2,830,681
Food & Staples Retailing 0.2%
J Sainsbury plc 205,250 509,851
Ocado Group plc* 65,071 618,854
Tesco plc 850,078 2,644,038
3,772,743
Food Products 0.1%
Associated British Foods plc 41,962 811,191
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 97,230 1,359,384
Hotels, Restaurants & Leisure 0.4%
Compass Group plc 200,193 4,098,521
Entain plc* 68,366 1,037,397
InterContinental Hotels
Group plc 20,260 1,074,122
Whitbread plc 22,853 690,409
6,900,449
Household Durables 0.2%
Barratt Developments plc 117,831 656,807
Berkeley Group Holdings
plc* 12,674 575,057
Persimmon plc 34,914 792,544
Taylor Wimpey plc 414,579 589,324
2,613,732
Household Products 0.4%
Reckitt Benckiser Group plc 81,223 6,100,742
Industrial Conglomerates 0.3%
CK Hutchison Holdings Ltd. 309,016 2,101,554
DCC plc 10,904 681,335
Melrose Industries plc 515,865 941,944
Smiths Group plc 45,107 769,215
4,494,048
Insurance 0.3%
Admiral Group plc 21,531 588,478
Aviva plc 318,521 1,556,126
Legal & General Group plc 660,164 1,927,070
Phoenix Group Holdings plc 80,143 576,490
4,648,164
Interactive Media & Services 0.0%
†
Auto Trader Group plc Reg.
S(b) 111,236 752,202
Internet & Direct Marketing Retail 0.0%
†
Just Eat Takeaway.com NV
Reg. S*(b) 18,735 299,573
Machinery 0.1%
CNH Industrial NV 114,814 1,332,575
Spirax-Sarco Engineering plc 8,157 981,757
2,314,332
Media 0.2%
Informa plc* 166,210 1,071,140
Pearson plc 80,211 732,637
WPP plc 129,119 1,297,547
3,101,324
Common Stocks
Shares Value ($)
UNITED KINGDOM
Multiline Retail 0.1%
Next plc 14,701 1,049,629
Multi-Utilities 0.3%
National Grid plc 408,958 5,240,906
Oil, Gas & Consumable Fuels 0.7%
BP plc 2,201,148 10,367,159
Personal Products 0.8%
Unilever plc 289,073 13,159,249
13,159,249
Pharmaceuticals 1.5%
AstraZeneca plc 174,729 22,903,783
Professional Services 0.6%
Experian plc 103,463 3,033,025
Intertek Group plc 17,846 914,473
RELX plc 219,888 5,958,765
9,906,263
Software 0.1%
AVEVA Group plc 13,500 368,901
Sage Group plc (The) 113,121 874,896
1,243,797
Specialty Retail 0.1%
JD Sports Fashion plc* 268,115 377,084
Kingfisher plc 222,113 660,595
1,037,679
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc 47,253 945,302
Tobacco 0.8%
British American Tobacco plc 246,067 10,545,812
Imperial Brands plc 103,025 2,302,709
12,848,521
Trading Companies & Distributors 0.2%
Ashtead Group plc 49,908 2,093,665
Bunzl plc 37,856 1,253,631
3,347,296
Water Utilities 0.1%
Severn Trent plc 27,675 916,433
United Utilities Group plc 79,247 984,340
1,900,773
Wireless Telecommunication Services 0.3%
Vodafone Group plc 3,071,939 4,738,906
187,934,397
UNITED STATES 6.2%
Automobiles 0.2%
Stellantis NV 246,606 3,080,489
3,080,489
Construction Materials 0.1%
James Hardie Industries plc
CHDI 49,017 1,073,660
Electrical Equipment 0.5%
Schneider Electric SE 60,653 7,185,451
Energy Equipment & Services 0.0%
†
Tenaris SA(a) 52,216 670,840
Food Products 2.4%
Nestle SA (Registered) 317,448 37,243,370

84 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
UNITED STATES
Insurance 0.2%
Swiss Re AG 34,351 2,663,918
Life Sciences Tools & Services 0.1%
QIAGEN NV* 25,524 1,198,679
Pharmaceuticals 2.5%
GSK plc 574,044 12,343,328
Roche Holding AG 82,159 27,580,172
39,923,500
Software 0.0%
†
CyberArk Software Ltd.* 4,491 574,668
Sinch AB Reg. S*(a)(b) 65,863 213,568
788,236
Trading Companies & Distributors 0.2%
Ferguson plc 24,445 2,737,137
96,565,280
Total Common Stocks
(cost $1,253,624,991) 1,541,208,305
Repurchase Agreements 1.7%
Principal
Amount ($)
Bank of America
NA, 1.55%, dated
6/30/2022, due
7/1/2022, repurchase
price $4,000,173,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
2/1/2043 - 6/1/2045;
total market value
$4,080,000.(c)(d) 4,000,000 4,000,000
Cantor Fitzgerald &
Co., 1.55%, dated
6/30/2022, due
7/1/2022, repurchase
price $7,161,424,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072;
total market value
$7,304,337.(c)(d) 7,161,115 7,161,115
MetLife, Inc., 1.50%,
dated 6/30/2022, due
7/1/2022, repurchase
price $5,000,209,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 1.50%, maturing
2/29/2024 - 11/15/2047;
total market value
$5,102,253.(c)(d) 5,000,000 5,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets
Securities, Inc., 1.49%,
dated 6/30/2022, due
7/7/2022, repurchase
price $5,001,449,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 2.88%, maturing
1/15/2023 - 12/31/2028;
total market value
$5,100,212.(c)(d) 5,000,000 5,000,000
Pershing LLC, 1.58%,
dated 6/30/2022, due
7/1/2022, repurchase
price $5,000,220,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.50%, maturing
10/25/2022 - 5/20/2072;
total market value
$5,100,000.(c)(d) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $26,161,115) 26,161,115
Total Investments
(cost $1,279,786,106) — 100.2% 1,567,369,420
Liabilities in excess of other assets
— (0.2)% (3,656,382)
NET ASSETS — 100.0%
$ 1,563,713,038

NVIT International Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 85
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2022. The total value of securities on loan as of
June 30, 2022 was $48,531,459, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $26,161,115 and by $25,547,304 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from 7/14/2022 – 5/15/2052, a total value of $51,708,419.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2022 was
$23,654,886 which represents 1.51% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $26,161,115.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of June 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 145 9/2022 EUR 5,228,694 (64,955)
FTSE 100 Index 43 9/2022 GBP 3,727,409 (24,410)
Nikkei 225 Index 37 9/2022 JPY 3,586,011 (151,644)
SPI 200 Index 18 9/2022 AUD 2,006,868 (32,845)
Net contracts (273,854)
As of June 30, 2022, the Fund had $1,271,143 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
The accompanying notes are an integral part of these financial statements.

86 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks 98.7%
Shares Value ($)
Aerospace & Defense 1.3%
Axon Enterprise, Inc.* 36,653 3,414,960
Curtiss-Wright Corp. 19,844 2,620,599
Hexcel Corp.(a) 43,001 2,249,382
Mercury Systems, Inc.*(a) 29,433 1,893,425
Woodward, Inc.(a) 31,303 2,895,214
13,073,580
Air Freight & Logistics 0.2%
GXO Logistics, Inc.* 52,878 2,288,031
Airlines 0.1%
JetBlue Airways Corp.*(a) 165,081 1,381,728
Auto Components 1.4%
Adient plc*(a) 49,116 1,455,307
Dana, Inc. 73,582 1,035,299
Fox Factory Holding Corp.* 21,819 1,757,302
Gentex Corp. 120,925 3,382,272
Goodyear Tire & Rubber Co.
(The)* 146,412 1,568,072
Lear Corp. 30,776 3,874,391
Visteon Corp.* 14,574 1,509,575
14,582,218
Automobiles 0.5%
Harley-Davidson, Inc.(a) 76,071 2,408,408
Thor Industries, Inc.(a) 28,393 2,121,809
4,530,217
Banks 6.9%
Associated Banc-Corp 77,922 1,422,856
Bank of Hawaii Corp.(a) 20,699 1,540,006
Bank OZK(a) 58,280 2,187,248
Cadence Bank 94,710 2,223,791
Cathay General Bancorp 38,973 1,525,793
Commerce Bancshares, Inc.
(a) 56,507 3,709,684
Cullen/Frost Bankers, Inc. 29,592 3,445,988
East West Bancorp, Inc. 73,205 4,743,684
First Financial Bankshares,
Inc.(a) 66,619 2,616,128
First Horizon Corp. 276,865 6,052,269
FNB Corp.(a) 173,774 1,887,186
Fulton Financial Corp.(a) 82,744 1,195,651
Glacier Bancorp, Inc.(a) 56,403 2,674,630
Hancock Whitney Corp. 44,640 1,978,891
Home BancShares, Inc.(a) 97,651 2,028,211
International Bancshares Corp. 27,029 1,083,322
Old National Bancorp 151,862 2,246,039
PacWest Bancorp 60,489 1,612,637
Pinnacle Financial Partners,
Inc. 39,554 2,860,150
Prosperity Bancshares, Inc. 47,847 3,266,515
Synovus Financial Corp. 75,241 2,712,438
Texas Capital Bancshares,
Inc.* 25,806 1,358,428
UMB Financial Corp. 22,037 1,897,386
Umpqua Holdings Corp. 112,454 1,885,853
United Bankshares, Inc. 69,998 2,454,830
Valley National Bancorp(a) 215,287 2,241,138
Washington Federal, Inc. 34,161 1,025,513
Webster Financial Corp. 91,928 3,874,765
Common Stocks
Shares Value ($)
Banks
Wintrust Financial Corp. 31,302 2,508,855
70,259,885
Beverages 0.1%
Boston Beer Co., Inc. (The),
Class A*(a) 4,860 1,472,434
Biotechnology 1.9%
Arrowhead Pharmaceuticals,
Inc.*(a) 54,739 1,927,360
Exelixis, Inc.* 165,554 3,446,834
Halozyme Therapeutics,
Inc.*(a) 71,204 3,132,976
Neurocrine Biosciences,
Inc.*(a) 49,333 4,808,981
United Therapeutics Corp.* 23,382 5,509,735
18,825,886
Building Products 2.4%
Builders FirstSource, Inc.* 89,174 4,788,644
Carlisle Cos., Inc. 26,685 6,367,308
Lennox International, Inc. 17,052 3,522,773
Owens Corning 50,108 3,723,525
Simpson Manufacturing Co.,
Inc. 22,265 2,240,082
Trex Co., Inc.* 58,429 3,179,706
23,822,038
Capital Markets 1.9%
Affiliated Managers Group, Inc. 19,963 2,327,686
Evercore, Inc., Class A 20,954 1,961,504
Federated Hermes, Inc., Class
B 47,314 1,504,112
Interactive Brokers Group,
Inc., Class A 45,411 2,498,059
Janus Henderson Group plc 86,112 2,024,493
Jefferies Financial Group, Inc. 98,899 2,731,591
SEI Investments Co. 53,847 2,908,815
Stifel Financial Corp. 55,011 3,081,716
19,037,976
Chemicals 2.7%
Ashland Global Holdings, Inc. 26,178 2,697,643
Avient Corp.(a) 46,819 1,876,505
Cabot Corp.(a) 29,121 1,857,629
Chemours Co. (The) 80,247 2,569,509
Ingevity Corp.* 20,103 1,269,303
Minerals Technologies, Inc. 16,987 1,041,983
NewMarket Corp. 3,528 1,061,787
Olin Corp. 71,637 3,315,360
RPM International, Inc.(a) 66,896 5,266,053
Scotts Miracle-Gro Co. (The)
(a) 20,870 1,648,521
Sensient Technologies Corp.
(a) 21,929 1,766,600
Valvoline, Inc. 91,955 2,651,063
27,021,956
Commercial Services & Supplies 1.5%
Brink's Co. (The) 24,271 1,473,492
Clean Harbors, Inc.* 26,006 2,279,946
IAA, Inc.* 69,213 2,268,110
MillerKnoll, Inc.(a) 39,118 1,027,630

NVIT Mid Cap Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
Commercial Services & Supplies
MSA Safety, Inc. 18,944 2,293,550
Stericycle, Inc.*(a) 47,726 2,092,785
Tetra Tech, Inc. 27,709 3,783,664
15,219,177
Communications Equipment 0.8%
Calix, Inc.* 28,854 985,076
Ciena Corp.* 78,522 3,588,455
Lumentum Holdings, Inc.*(a) 35,615 2,828,543
Viasat, Inc.*(a) 38,128 1,167,861
8,569,935
Construction & Engineering 1.8%
AECOM(a) 72,914 4,755,451
Dycom Industries, Inc.*(a) 15,269 1,420,628
EMCOR Group, Inc. 26,398 2,717,938
Fluor Corp.*(a) 73,843 1,797,339
MasTec, Inc.*(a) 29,496 2,113,683
MDU Resources Group, Inc.(a) 104,428 2,818,512
Valmont Industries, Inc.(a) 11,040 2,479,915
18,103,466
Construction Materials 0.2%
Eagle Materials, Inc.(a) 20,435 2,246,624
Consumer Finance 0.5%
FirstCash Holdings, Inc.(a) 20,135 1,399,584
Navient Corp. 76,277 1,067,115
SLM Corp. 138,958 2,214,991
4,681,690
Containers & Packaging 0.9%
AptarGroup, Inc. 33,892 3,497,993
Greif, Inc., Class A(a) 13,718 855,729
Silgan Holdings, Inc. 42,992 1,777,719
Sonoco Products Co.(a) 49,973 2,850,460
8,981,901
Diversified Consumer Services 1.1%
Graham Holdings Co., Class B 1,987 1,126,311
Grand Canyon Education,
Inc.* 16,682 1,571,278
H&R Block, Inc. 82,376 2,909,520
Service Corp. International 81,933 5,663,209
11,270,318
Diversified Financial Services 0.3%
Voya Financial, Inc.(a) 52,739 3,139,553
Diversified Telecommunication Services 0.2%
Iridium Communications, Inc.* 66,065 2,481,401
Electric Utilities 1.5%
ALLETE, Inc. 29,462 1,731,776
Hawaiian Electric Industries,
Inc. 56,787 2,322,588
IDACORP, Inc.(a) 26,240 2,779,341
OGE Energy Corp. 102,821 3,964,778
PNM Resources, Inc. 43,997 2,102,177
Portland General Electric Co. 45,989 2,222,648
15,123,308
Electrical Equipment 1.9%
Acuity Brands, Inc.(a) 17,826 2,745,917
EnerSys 21,122 1,245,353
Hubbell, Inc. 27,698 4,946,309
Common Stocks
Shares Value ($)
Electrical Equipment
nVent Electric plc 85,687 2,684,574
Regal Rexnord Corp. 34,585 3,926,089
Sunrun, Inc.*(a) 108,452 2,533,439
Vicor Corp.*(a) 11,290 617,901
18,699,582
Electronic Equipment, Instruments & Components 3.3%
Arrow Electronics, Inc.* 34,086 3,820,700
Avnet, Inc. 50,420 2,162,010
Belden, Inc. 22,749 1,211,839
Cognex Corp. 89,677 3,813,066
Coherent, Inc.* 12,737 3,390,844
II-VI, Inc.*(a) 54,794 2,791,754
IPG Photonics Corp.* 17,939 1,688,598
Jabil, Inc. 72,890 3,732,697
Littelfuse, Inc. 12,820 3,256,793
National Instruments Corp. 67,326 2,102,591
TD SYNNEX Corp. 21,300 1,940,430
Vishay Intertechnology, Inc. 67,520 1,203,206
Vontier Corp. 83,106 1,910,607
33,025,135
Energy Equipment & Services 0.5%
ChampionX Corp.(a) 104,982 2,083,892
NOV, Inc. 202,414 3,422,821
5,506,713
Entertainment 0.1%
World Wrestling Entertainment,
Inc., Class A(a) 22,364 1,397,526
Equity Real Estate Investment Trusts (REITs) 8.7%
American Campus
Communities, Inc. 72,252 4,658,086
Apartment Income REIT Corp. 81,563 3,393,021
Brixmor Property Group, Inc. 155,040 3,133,358
Corporate Office Properties
Trust(a) 57,273 1,499,980
Cousins Properties, Inc. 76,228 2,228,144
Douglas Emmett, Inc. 91,270 2,042,623
EastGroup Properties, Inc. 21,514 3,320,256
EPR Properties 38,991 1,829,848
First Industrial Realty Trust,
Inc. 68,134 3,235,002
Healthcare Realty Trust, Inc.
(a) 78,253 2,128,482
Highwoods Properties, Inc. 54,280 1,855,833
Hudson Pacific Properties, Inc. 74,650 1,107,806
Independence Realty Trust,
Inc.(a) 114,154 2,366,412
JBG SMITH Properties(a) 56,118 1,326,630
Kilroy Realty Corp. 53,981 2,824,826
Kite Realty Group Trust(a) 113,883 1,969,037
Lamar Advertising Co., Class A 45,104 3,967,799
Life Storage, Inc. 43,546 4,862,346
Macerich Co. (The) 110,843 965,443
Medical Properties Trust, Inc. 309,934 4,732,692
National Retail Properties, Inc.
(a) 91,238 3,923,234
National Storage Affiliates
Trust 43,432 2,174,640

88 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Omega Healthcare Investors,
Inc.(a) 121,410 3,422,548
Park Hotels & Resorts, Inc. 119,551 1,622,307
Pebblebrook Hotel Trust(a) 68,720 1,138,690
Physicians Realty Trust(a) 116,289 2,029,243
PotlatchDeltic Corp. 36,184 1,598,971
PS Business Parks, Inc. 10,304 1,928,394
Rayonier, Inc. 75,391 2,818,116
Rexford Industrial Realty, Inc.
(a) 85,177 4,905,343
Sabra Health Care REIT, Inc. 120,129 1,678,202
SL Green Realty Corp.(a) 33,006 1,523,227
Spirit Realty Capital, Inc.(a) 69,325 2,619,098
STORE Capital Corp. 130,336 3,399,163
88,228,800
Food & Staples Retailing 1.5%
BJ's Wholesale Club Holdings,
Inc.* 69,629 4,339,279
Casey's General Stores, Inc. 19,121 3,537,003
Grocery Outlet Holding Corp.* 44,797 1,909,696
Performance Food Group Co.* 80,373 3,695,550
Sprouts Farmers Market, Inc.* 56,583 1,432,682
14,914,210
Food Products 1.8%
Darling Ingredients, Inc.*(a) 83,472 4,991,626
Flowers Foods, Inc. 102,466 2,696,905
Hain Celestial Group, Inc.
(The)* 45,485 1,079,814
Ingredion, Inc. 33,977 2,995,412
Lancaster Colony Corp.(a) 10,086 1,298,875
Pilgrim's Pride Corp.* 24,299 758,858
Post Holdings, Inc.*(a) 28,846 2,375,468
Sanderson Farms, Inc. 10,883 2,345,613
18,542,571
Gas Utilities 1.7%
National Fuel Gas Co.(a) 47,498 3,137,243
New Jersey Resources Corp.
(a) 49,486 2,203,612
ONE Gas, Inc. 27,841 2,260,411
Southwest Gas Holdings, Inc. 34,506 3,004,782
Spire, Inc.(a) 26,942 2,003,677
UGI Corp. 108,227 4,178,644
16,788,369
Health Care Equipment & Supplies 3.3%
Enovis Corp.*(a) 24,263 1,334,465
Envista Holdings Corp.*(a) 83,937 3,234,932
Globus Medical, Inc., Class A* 41,090 2,306,793
Haemonetics Corp.* 26,554 1,730,790
ICU Medical, Inc.* 10,386 1,707,355
Inari Medical, Inc.*(a) 17,549 1,193,156
Integra LifeSciences Holdings
Corp.*(a) 36,751 1,985,657
LivaNova plc* 27,652 1,727,420
Masimo Corp.* 26,401 3,449,819
Neogen Corp.* 55,787 1,343,909
NuVasive, Inc.*(a) 26,989 1,326,779
Penumbra, Inc.*(a) 18,245 2,271,867
QuidelOrtho Corp.* 25,641 2,491,792
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Shockwave Medical, Inc.* 18,474 3,531,675
STAAR Surgical Co.*(a) 24,564 1,742,324
Tandem Diabetes Care, Inc.* 33,129 1,960,905
33,339,638
Health Care Providers & Services 2.5%
Acadia Healthcare Co., Inc.*(a) 46,868 3,169,683
Amedisys, Inc.* 16,971 1,783,991
Chemed Corp. 7,726 3,626,507
Encompass Health Corp. 51,719 2,898,850
HealthEquity, Inc.* 43,546 2,673,289
LHC Group, Inc.* 16,016 2,494,332
Option Care Health, Inc.*(a) 72,164 2,005,437
Patterson Cos., Inc. 45,053 1,365,106
Progyny, Inc.*(a) 36,715 1,066,571
R1 RCM, Inc.* 69,655 1,459,969
Tenet Healthcare Corp.* 55,725 2,928,906
25,472,641
Hotels, Restaurants & Leisure 2.5%
Boyd Gaming Corp.(a) 41,291 2,054,227
Choice Hotels International,
Inc. 17,052 1,903,515
Churchill Downs, Inc. 17,560 3,363,267
Cracker Barrel Old Country
Store, Inc.(a) 12,011 1,002,798
Light & Wonder, Inc.* 48,961 2,300,678
Marriott Vacations Worldwide
Corp. 21,386 2,485,053
Papa John's International, Inc.
(a) 16,444 1,373,403
Six Flags Entertainment Corp.* 40,283 874,141
Texas Roadhouse, Inc.(a) 35,186 2,575,615
Travel + Leisure Co. 43,682 1,695,735
Wendy's Co. (The)(a) 88,469 1,670,295
Wingstop, Inc.(a) 15,285 1,142,860
Wyndham Hotels & Resorts,
Inc. 47,538 3,124,197
25,565,784
Household Durables 1.4%
Helen of Troy Ltd.*(a) 12,306 1,998,618
KB Home 45,200 1,286,392
Leggett & Platt, Inc.(a) 68,366 2,364,096
Taylor Morrison Home Corp.* 61,692 1,441,125
Tempur Sealy International,
Inc. 90,609 1,936,314
Toll Brothers, Inc. 56,912 2,538,275
TopBuild Corp.*(a) 16,940 2,831,691
14,396,511
Household Products 0.1%
Energizer Holdings, Inc. 34,334 973,369
Insurance 4.5%
Alleghany Corp.* 6,945 5,785,879
American Financial Group, Inc. 34,391 4,773,815
Brighthouse Financial, Inc.* 38,657 1,585,710
CNO Financial Group, Inc. 59,739 1,080,678
First American Financial Corp.
(a) 55,439 2,933,832

NVIT Mid Cap Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
Insurance
Hanover Insurance Group, Inc.
(The) 18,347 2,683,249
Kemper Corp. 30,583 1,464,926
Kinsale Capital Group, Inc. 11,162 2,563,242
Mercury General Corp.(a) 13,639 604,208
Old Republic International
Corp.(a) 148,267 3,315,250
Primerica, Inc.(a) 19,862 2,377,283
Reinsurance Group of
America, Inc. 34,651 4,064,216
RenaissanceRe Holdings Ltd. 22,818 3,568,050
RLI Corp. 20,710 2,414,579
Selective Insurance Group,
Inc.(a) 31,270 2,718,614
Unum Group 103,797 3,531,174
45,464,705
Interactive Media & Services 0.3%
TripAdvisor, Inc.* 51,291 912,980
Ziff Davis, Inc.* 24,412 1,819,426
2,732,406
IT Services 2.1%
Bread Financial Holdings, Inc. 25,892 959,558
Concentrix Corp. 22,286 3,022,873
Euronet Worldwide, Inc.* 26,092 2,624,594
Genpact Ltd. 87,803 3,719,335
Kyndryl Holdings, Inc.* 93,248 911,966
Maximus, Inc. 31,460 1,966,565
Sabre Corp.*(a) 168,868 984,500
Western Union Co. (The) 199,256 3,281,746
WEX, Inc.* 23,116 3,595,925
21,067,062
Leisure Products 1.2%
Brunswick Corp. 39,089 2,555,639
Callaway Golf Co.*(a) 59,452 1,212,821
Mattel, Inc.* 182,027 4,064,663
Polaris, Inc.(a) 28,867 2,865,916
YETI Holdings, Inc.* 44,472 1,924,303
12,623,342
Life Sciences Tools & Services 1.7%
Azenta, Inc.(a) 38,699 2,790,198
Bruker Corp. 51,617 3,239,483
Medpace Holdings, Inc.* 13,894 2,079,515
Repligen Corp.*(a) 26,721 4,339,490
Sotera Health Co.* 51,093 1,000,912
Syneos Health, Inc.* 52,945 3,795,098
17,244,696
Machinery 4.2%
AGCO Corp. 31,623 3,121,190
Chart Industries, Inc.*(a) 18,509 3,098,037
Crane Holdings Co. 24,593 2,153,363
Donaldson Co., Inc. 63,436 3,053,809
Esab Corp. 23,940 1,047,375
Flowserve Corp. 67,911 1,944,292
Graco, Inc. 87,161 5,178,235
ITT, Inc. 43,099 2,897,977
Kennametal, Inc. 42,400 984,952
Lincoln Electric Holdings, Inc. 29,987 3,699,196
Middleby Corp. (The)*(a) 28,074 3,519,357
Common Stocks
Shares Value ($)
Machinery
Oshkosh Corp. 33,961 2,789,557
Terex Corp. 35,393 968,706
Timken Co. (The) 34,820 1,847,201
Toro Co. (The) 53,733 4,072,424
Watts Water Technologies,
Inc., Class A 14,117 1,734,132
42,109,803
Marine 0.2%
Kirby Corp.* 31,353 1,907,516
Media 0.9%
Cable One, Inc.(a) 2,532 3,264,558
John Wiley & Sons, Inc., Class
A 22,037 1,052,487
New York Times Co. (The),
Class A 85,837 2,394,853
TEGNA, Inc. 113,433 2,378,690
9,090,588
Metals & Mining 2.8%
Alcoa Corp. 95,587 4,356,855
Cleveland-Cliffs, Inc.*(a) 246,649 3,790,995
Commercial Metals Co.(a) 62,871 2,081,030
Reliance Steel & Aluminum
Co. 31,975 5,431,274
Royal Gold, Inc.(a) 33,813 3,610,552
Steel Dynamics, Inc. 92,525 6,120,529
United States Steel Corp.(a) 133,830 2,396,895
Worthington Industries, Inc.(a) 16,301 718,874
28,507,004
Multiline Retail 0.8%
Kohl's Corp.(a) 66,374 2,368,888
Macy's, Inc.(a) 147,034 2,693,663
Nordstrom, Inc.(a) 56,917 1,202,656
Ollie's Bargain Outlet
Holdings, Inc.*(a) 30,026 1,764,028
8,029,235
Multi-Utilities 0.4%
Black Hills Corp. 33,546 2,441,142
NorthWestern Corp.(a) 27,774 1,636,722
4,077,864
Oil, Gas & Consumable Fuels 3.4%
Antero Midstream Corp.(a) 169,319 1,532,337
CNX Resources Corp.* 100,679 1,657,176
DT Midstream, Inc.(a) 49,901 2,446,147
EQT Corp. 152,592 5,249,165
Equitrans Midstream Corp. 210,647 1,339,715
HF Sinclair Corp. 77,120 3,482,739
Matador Resources Co.(a) 57,564 2,681,907
Murphy Oil Corp. 75,627 2,283,179
PDC Energy, Inc.(a) 49,257 3,034,724
Range Resources Corp.*(a) 133,787 3,311,228
Targa Resources Corp. 117,664 7,021,011
34,039,328
Paper & Forest Products 0.2%
Louisiana-Pacific Corp. 42,387 2,221,503
Personal Products 0.4%
BellRing Brands, Inc.*(a) 55,864 1,390,455

90 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Personal Products
Coty, Inc., Class A* 177,338 1,420,477
Nu Skin Enterprises, Inc.,
Class A(a) 26,089 1,129,654
3,940,586
Pharmaceuticals 0.8%
Jazz Pharmaceuticals plc*(a) 32,167 5,018,374
Perrigo Co. plc 69,476 2,818,641
7,837,015
Professional Services 1.9%
ASGN, Inc.* 26,376 2,380,434
CACI International, Inc., Class
A*(a) 12,133 3,418,837
FTI Consulting, Inc.*(a) 17,799 3,218,949
Insperity, Inc.(a) 18,338 1,830,683
KBR, Inc.(a) 72,226 3,495,016
ManpowerGroup, Inc. 27,222 2,080,033
Science Applications
International Corp.(a) 28,812 2,682,397
19,106,349
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.*(a) 25,221 4,410,144
Road & Rail 1.7%
Avis Budget Group, Inc.*(a) 17,696 2,602,727
Knight-Swift Transportation
Holdings, Inc. 84,427 3,908,126
Landstar System, Inc. 19,164 2,786,829
Ryder System, Inc. 26,395 1,875,629
Saia, Inc.* 13,690 2,573,720
Werner Enterprises, Inc. 30,544 1,177,166
XPO Logistics, Inc.* 51,464 2,478,506
17,402,703
Semiconductors & Semiconductor Equipment 3.3%
Amkor Technology, Inc.(a) 52,123 883,485
Cirrus Logic, Inc.* 29,551 2,143,630
CMC Materials, Inc. 14,773 2,577,741
First Solar, Inc.* 51,415 3,502,904
Lattice Semiconductor Corp.* 71,139 3,450,241
MKS Instruments, Inc. 28,816 2,957,386
Power Integrations, Inc.(a) 30,096 2,257,501
Semtech Corp.* 32,733 1,799,333
Silicon Laboratories, Inc.* 18,882 2,647,634
SiTime Corp.* 8,037 1,310,272
SunPower Corp.*(a) 43,175 682,597
Synaptics, Inc.* 20,445 2,413,532
Universal Display Corp. 22,531 2,278,785
Wolfspeed, Inc.*(a) 63,748 4,044,811
32,949,852
Software 3.3%
ACI Worldwide, Inc.* 59,249 1,533,957
Aspen Technology, Inc.*(a) 14,443 2,652,923
Blackbaud, Inc.*(a) 23,501 1,364,703
CDK Global, Inc. 61,170 3,350,281
CommVault Systems, Inc.*(a) 23,272 1,463,809
Envestnet, Inc.*(a) 25,787 1,360,780
Fair Isaac Corp.* 13,385 5,366,047
Manhattan Associates, Inc.* 32,489 3,723,239
NCR Corp.*(a) 70,508 2,193,504
Common Stocks
Shares Value ($)
Software
Paylocity Holding Corp.* 20,469 3,570,203
Qualys, Inc.* 17,170 2,165,824
Sailpoint Technologies
Holdings, Inc.*(a) 48,825 3,060,351
Teradata Corp.* 54,042 2,000,094
33,805,715
Specialty Retail 2.8%
American Eagle Outfitters, Inc.
(a) 79,065 883,947
AutoNation, Inc.*(a) 18,364 2,052,360
Dick's Sporting Goods, Inc.(a) 29,964 2,258,387
Five Below, Inc.* 28,601 3,244,211
Foot Locker, Inc.(a) 43,150 1,089,537
GameStop Corp., Class A*(a) 31,859 3,896,356
Gap, Inc. (The)(a) 108,762 896,199
Lithia Motors, Inc., Class A(a) 14,935 4,104,287
Murphy USA, Inc.(a) 11,493 2,676,375
RH*(a) 9,153 1,942,816
Victoria's Secret & Co.* 35,057 980,544
Williams-Sonoma, Inc.(a) 36,147 4,010,510
28,035,529
Technology Hardware, Storage & Peripherals 0.1%
Xerox Holdings Corp. 60,607 900,014
Textiles, Apparel & Luxury Goods 1.7%
Capri Holdings Ltd.* 75,958 3,115,038
Carter's, Inc.(a) 20,797 1,465,773
Columbia Sportswear Co.(a) 17,199 1,231,104
Crocs, Inc.* 31,783 1,546,879
Deckers Outdoor Corp.* 14,053 3,588,434
Hanesbrands, Inc.(a) 178,522 1,836,991
Skechers U.S.A., Inc., Class
A* 70,092 2,493,873
Under Armour, Inc., Class A* 97,384 811,209
Under Armour, Inc., Class C* 104,637 793,148
16,882,449
Thrifts & Mortgage Finance 0.6%
Essent Group Ltd. 55,539 2,160,467
MGIC Investment Corp. 159,805 2,013,543
New York Community
Bancorp, Inc.(a) 241,591 2,205,726
6,379,736
Trading Companies & Distributors 1.0%
GATX Corp.(a) 18,443 1,736,593
MSC Industrial Direct Co., Inc.,
Class A 24,106 1,810,602
Univar Solutions, Inc.* 86,738 2,157,174
Watsco, Inc.(a) 17,149 4,095,524
9,799,893
Water Utilities 0.5%
Essential Utilities, Inc. 118,648 5,440,011
Total Common Stocks
(cost $743,041,976) 998,969,219

NVIT Mid Cap Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 91
Repurchase Agreements 2.9%
Principal
Amount ($) Value ($)
Bank of America NA,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $5,000,216,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
2/1/2043 - 6/1/2045; total
market value $5,100,000.
(b)(c) 5,000,000 5,000,000
BofA Securities, Inc.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $9,000,388,
collateralized by U.S.
Government Agency
Security, 3.30%, maturing
11/25/2027; total market
value $9,180,000.(b)(c) 9,000,000 9,000,000
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $9,845,378,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072;
total market value
$10,041,853.(b)(c) 9,844,954 9,844,954
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
1.58%, dated 6/30/2022,
due 7/1/2022, repurchase
price $5,000,220,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.50%, maturing
10/25/2022 - 5/20/2072;
total market value
$5,100,000.(b)(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $28,844,954) 28,844,954
Total Investments
(cost $771,886,930) — 101.6% 1,027,814,173
Liabilities in excess of other assets — (1.6)% (16,101,994)
NET ASSETS — 100.0%
$ 1,011,712,179
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2022. The total value of securities on loan as of June 30,
2022 was $216,850,800, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $28,844,954 and by $195,705,305 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from 7/14/2022 – 5/15/2052, a total value of $224,550,259.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $28,844,954.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of June 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 32 9/2022 USD 7,257,600 (61,877)
Net contracts (61,877)
As of June 30, 2022, the Fund had $423,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

92 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks 98.8%
Shares Value ($)
Aerospace & Defense 1.7%
Boeing Co. (The)* 42,473 5,806,909
General Dynamics Corp. 17,481 3,867,671
Howmet Aerospace, Inc. 27,434 862,799
Huntington Ingalls Industries,
Inc. 3,089 672,846
L3Harris Technologies, Inc.(a) 14,490 3,502,233
Lockheed Martin Corp. 18,033 7,753,469
Northrop Grumman Corp. 11,099 5,311,648
Raytheon Technologies Corp. 113,233 10,882,824
Textron, Inc. 16,122 984,570
TransDigm Group, Inc.* 3,979 2,135,410
41,780,379
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc. 10,010 1,014,714
Expeditors International of
Washington, Inc. 12,466 1,214,936
FedEx Corp. 17,977 4,075,566
United Parcel Service, Inc.,
Class B 55,790 10,183,906
16,489,122
Airlines 0.2%
Alaska Air Group, Inc.* 9,760 390,888
American Airlines Group,
Inc.*(a) 49,866 632,301
Delta Air Lines, Inc.* 49,306 1,428,395
Southwest Airlines Co.* 45,402 1,639,920
United Airlines Holdings, Inc.* 24,836 879,691
4,971,195
Auto Components 0.1%
Aptiv plc* 20,628 1,837,336
BorgWarner, Inc. 18,583 620,115
2,457,451
Automobiles 2.0%
Ford Motor Co. 298,009 3,316,840
General Motors Co.* 110,434 3,507,384
Tesla, Inc.*(a) 63,745 42,927,158
49,751,382
Banks 3.6%
Bank of America Corp. 528,944 16,466,027
Citigroup, Inc. 147,976 6,805,416
Citizens Financial Group, Inc. 36,979 1,319,781
Comerica, Inc. 10,356 759,923
Fifth Third Bancorp 52,830 1,775,088
First Republic Bank 13,395 1,931,559
Huntington Bancshares, Inc.
(a) 108,531 1,305,628
JPMorgan Chase & Co. 223,105 25,123,854
KeyCorp 70,023 1,206,496
M&T Bank Corp. 13,782 2,196,713
PNC Financial Services
Group, Inc. (The) 31,648 4,993,105
Regions Financial Corp. 69,962 1,311,788
Signature Bank 4,742 849,814
SVB Financial Group* 4,465 1,763,630
Truist Financial Corp. 101,194 4,799,632
US Bancorp 102,419 4,713,322
Wells Fargo & Co. 287,924 11,277,983
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 11,209 570,538
89,170,297
Beverages 1.9%
Brown-Forman Corp., Class B 14,174 994,448
Coca-Cola Co. (The) 296,369 18,644,574
Constellation Brands, Inc.,
Class A 12,381 2,885,516
Keurig Dr Pepper, Inc. 55,612 1,968,109
Molson Coors Beverage Co.,
Class B 14,728 802,823
Monster Beverage Corp.* 28,655 2,656,318
PepsiCo, Inc. 105,032 17,504,633
45,456,421
Biotechnology 2.2%
AbbVie, Inc. 134,234 20,559,279
Amgen, Inc. 40,579 9,872,871
Biogen, Inc.* 10,954 2,233,959
Gilead Sciences, Inc. 94,836 5,861,813
Incyte Corp.* 14,429 1,096,171
Moderna, Inc.* 26,089 3,726,814
Regeneron Pharmaceuticals,
Inc.* 8,265 4,885,689
Vertex Pharmaceuticals, Inc.* 19,393 5,464,754
53,701,350
Building Products 0.4%
A O Smith Corp. 10,396 568,453
Allegion plc 6,908 676,293
Carrier Global Corp. 63,779 2,274,359
Fortune Brands Home &
Security, Inc. 9,821 588,082
Johnson Controls International
plc 52,351 2,506,566
Masco Corp. 17,770 899,162
Trane Technologies plc 17,948 2,330,907
9,843,822
Capital Markets 2.9%
Ameriprise Financial, Inc. 8,379 1,991,521
Bank of New York Mellon
Corp. (The) 56,855 2,371,422
BlackRock, Inc. 10,818 6,588,595
Cboe Global Markets, Inc. 7,676 868,846
Charles Schwab Corp. (The) 114,000 7,202,520
CME Group, Inc. 27,154 5,558,424
FactSet Research Systems,
Inc. 2,979 1,145,634
Franklin Resources, Inc.(a) 21,735 506,643
Goldman Sachs Group, Inc.
(The) 26,148 7,766,479
Intercontinental Exchange, Inc. 42,806 4,025,476
Invesco Ltd.(a) 26,333 424,751
MarketAxess Holdings, Inc. 2,947 754,462
Moody's Corp. 12,170 3,309,875
Morgan Stanley 106,490 8,099,629
MSCI, Inc. 6,235 2,569,755
Nasdaq, Inc. 8,564 1,306,353
Northern Trust Corp. 16,079 1,551,302
Raymond James Financial,
Inc. 14,980 1,339,362

NVIT S&P 500 Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 93
Common Stocks
Shares Value ($)
Capital Markets
S&P Global, Inc. 26,387 8,894,002
State Street Corp. 27,834 1,715,966
T. Rowe Price Group, Inc.(a) 17,259 1,960,795
69,951,812
Chemicals 1.8%
Air Products & Chemicals, Inc. 16,867 4,056,176
Albemarle Corp. 8,915 1,863,057
Celanese Corp. 8,038 945,349
CF Industries Holdings, Inc. 15,712 1,346,990
Corteva, Inc. 55,228 2,990,044
Dow, Inc. 54,816 2,829,054
DuPont de Nemours, Inc. 38,495 2,139,552
Eastman Chemical Co. 9,702 870,949
Ecolab, Inc. 18,712 2,877,157
FMC Corp. 9,801 1,048,805
International Flavors &
Fragrances, Inc.(a) 19,528 2,326,175
Linde plc 38,231 10,992,559
LyondellBasell Industries NV,
Class A 19,424 1,698,823
Mosaic Co. (The) 27,190 1,284,184
PPG Industries, Inc. 18,098 2,069,325
Sherwin-Williams Co. (The) 18,179 4,070,460
43,408,659
Commercial Services & Supplies 0.5%
Cintas Corp. 6,626 2,475,010
Copart, Inc.* 16,320 1,773,331
Republic Services, Inc. 16,021 2,096,668
Rollins, Inc.(a) 17,572 613,614
Waste Management, Inc. 29,017 4,439,021
11,397,644
Communications Equipment 0.8%
Arista Networks, Inc.* 17,398 1,630,889
Cisco Systems, Inc. 315,561 13,455,521
F5, Inc.* 4,653 712,095
Juniper Networks, Inc. 25,273 720,280
Motorola Solutions, Inc. 12,800 2,682,880
19,201,665
Construction & Engineering 0.1%
Quanta Services, Inc. 10,809 1,354,800
Construction Materials 0.1%
Martin Marietta Materials, Inc. 4,810 1,439,344
Vulcan Materials Co. 10,224 1,452,831
2,892,175
Consumer Finance 0.5%
American Express Co. 46,335 6,422,958
Capital One Financial Corp. 29,633 3,087,462
Discover Financial Services 21,282 2,012,851
Synchrony Financial 38,995 1,077,042
12,600,313
Containers & Packaging 0.3%
Amcor plc 113,326 1,408,642
Avery Dennison Corp. 6,018 974,134
Ball Corp.(a) 24,007 1,650,961
International Paper Co. 28,336 1,185,295
Packaging Corp. of America 6,849 941,738
Sealed Air Corp. 10,402 600,403
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 18,967 755,645
7,516,818
Distributors 0.1%
Genuine Parts Co. 10,976 1,459,808
LKQ Corp.(a) 19,390 951,855
Pool Corp. 3,151 1,106,726
3,518,389
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc.,
Class B* 137,429 37,520,866
Diversified Telecommunication Services 1.2%
AT&T, Inc. 543,815 11,398,363
Lumen Technologies, Inc.(a) 70,677 771,086
Verizon Communications, Inc. 319,015 16,190,011
28,359,460
Electric Utilities 1.9%
Alliant Energy Corp. 19,166 1,123,319
American Electric Power Co.,
Inc. 38,717 3,714,509
Constellation Energy Corp. 25,266 1,446,731
Duke Energy Corp. 58,825 6,306,628
Edison International 29,136 1,842,561
Entergy Corp. 15,408 1,735,557
Evergy, Inc. 17,589 1,147,682
Eversource Energy 26,216 2,214,466
Exelon Corp. 73,714 3,340,719
FirstEnergy Corp. 42,467 1,630,308
NextEra Energy, Inc. 149,228 11,559,201
NRG Energy, Inc. 17,110 653,089
Pinnacle West Capital Corp. 8,702 636,290
PPL Corp. 56,177 1,524,082
Southern Co. (The) 80,229 5,721,130
Xcel Energy, Inc. 41,808 2,958,334
47,554,606
Electrical Equipment 0.5%
AMETEK, Inc. 17,617 1,935,932
Eaton Corp. plc 30,491 3,841,561
Emerson Electric Co. 44,809 3,564,108
Generac Holdings, Inc.*(a) 4,937 1,039,633
Rockwell Automation, Inc. 8,837 1,761,303
12,142,537
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 45,065 2,901,285
CDW Corp. 10,106 1,592,301
Corning, Inc. 56,680 1,785,987
Keysight Technologies, Inc.* 14,068 1,939,274
TE Connectivity Ltd. 24,656 2,789,826
Teledyne Technologies, Inc.* 3,586 1,345,144
Trimble, Inc.* 18,495 1,076,964
Zebra Technologies Corp.,
Class A* 3,925 1,153,754
14,584,535
Energy Equipment & Services 0.3%
Baker Hughes Co. 70,517 2,035,826
Halliburton Co. 69,152 2,168,606

94 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 107,488 3,843,771
8,048,203
Entertainment 1.3%
Activision Blizzard, Inc. 59,131 4,603,940
Electronic Arts, Inc. 21,484 2,613,529
Live Nation Entertainment,
Inc.*(a) 10,133 836,783
Netflix, Inc.* 33,786 5,908,158
Take-Two Interactive Software,
Inc.* 12,281 1,504,791
Walt Disney Co. (The)* 138,364 13,061,561
Warner Bros Discovery, Inc.* 166,315 2,231,947
30,760,709
Equity Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate
Equities, Inc. 11,547 1,674,661
American Tower Corp. 35,300 9,022,327
AvalonBay Communities, Inc. 10,598 2,058,662
Boston Properties, Inc. 10,893 969,259
Camden Property Trust 8,175 1,099,374
Crown Castle International
Corp. 32,658 5,498,954
Digital Realty Trust, Inc.(a) 21,833 2,834,578
Duke Realty Corp. 28,963 1,591,517
Equinix, Inc. 6,936 4,557,091
Equity Residential 25,968 1,875,409
Essex Property Trust, Inc. 5,016 1,311,734
Extra Space Storage, Inc. 10,284 1,749,514
Federal Realty OP LP 5,370 514,124
Healthpeak Properties, Inc.(a) 41,678 1,079,877
Host Hotels & Resorts, Inc. 55,189 865,364
Iron Mountain, Inc. 22,180 1,079,944
Kimco Realty Corp. 47,597 940,993
Mid-America Apartment
Communities, Inc.(a) 8,926 1,559,104
Prologis, Inc. 56,188 6,610,518
Public Storage 11,687 3,654,174
Realty Income Corp.(a) 45,355 3,095,932
Regency Centers Corp. 11,754 697,130
SBA Communications Corp. 8,276 2,648,734
Simon Property Group, Inc. 24,779 2,352,023
UDR, Inc. 22,802 1,049,804
Ventas, Inc. 30,231 1,554,780
VICI Properties, Inc.(a) 72,602 2,162,814
Vornado Realty Trust 12,299 351,628
Welltower, Inc. 34,225 2,818,429
Weyerhaeuser Co. 57,180 1,893,802
69,172,254
Food & Staples Retailing 1.5%
Costco Wholesale Corp. 33,668 16,136,399
Kroger Co. (The) 50,095 2,370,997
Sysco Corp. 38,492 3,260,657
Walgreens Boots Alliance, Inc.
(a) 54,442 2,063,352
Walmart, Inc. 106,645 12,965,899
36,797,304
Food Products 1.1%
Archer-Daniels-Midland Co. 42,949 3,332,842
Common Stocks
Shares Value ($)
Food Products
Campbell Soup Co. 15,564 747,850
Conagra Brands, Inc. 36,825 1,260,888
General Mills, Inc. 45,635 3,443,161
Hershey Co. (The) 11,050 2,377,518
Hormel Foods Corp.(a) 21,699 1,027,665
J M Smucker Co. (The)(a) 8,345 1,068,244
Kellogg Co. 18,600 1,326,924
Kraft Heinz Co. (The) 54,743 2,087,898
Lamb Weston Holdings, Inc. 11,198 800,209
McCormick & Co., Inc. (Non-
Voting)(a) 19,090 1,589,243
Mondelez International, Inc.,
Class A 105,393 6,543,851
Tyson Foods, Inc., Class A 22,519 1,937,985
27,544,278
Gas Utilities 0.1%
Atmos Energy Corp. 10,735 1,203,393
Health Care Equipment & Supplies 2.7%
Abbott Laboratories 133,006 14,451,102
ABIOMED, Inc.* 3,537 875,443
Align Technology, Inc.* 5,701 1,349,256
Baxter International, Inc. 37,919 2,435,537
Becton Dickinson and Co. 21,497 5,299,655
Boston Scientific Corp.* 108,971 4,061,349
Cooper Cos., Inc. (The)(a) 3,782 1,184,220
DENTSPLY SIRONA, Inc. 16,794 600,050
Dexcom, Inc.* 30,124 2,245,142
Edwards Lifesciences Corp.* 47,339 4,501,466
Hologic, Inc.* 19,429 1,346,430
IDEXX Laboratories, Inc.* 6,402 2,245,373
Intuitive Surgical, Inc.* 27,206 5,460,516
Medtronic plc 101,907 9,146,153
ResMed, Inc. 11,026 2,311,380
STERIS plc(a) 7,666 1,580,346
Stryker Corp. 25,373 5,047,451
Teleflex, Inc. 3,600 885,060
Zimmer Biomet Holdings, Inc. 16,027 1,683,797
66,709,726
Health Care Providers & Services 3.4%
AmerisourceBergen Corp. 11,343 1,604,808
Cardinal Health, Inc. 20,613 1,077,442
Centene Corp.* 44,894 3,798,481
Cigna Corp. 24,101 6,351,096
CVS Health Corp. 99,294 9,200,582
DaVita, Inc.* 4,450 355,822
Elevance Health, Inc. 18,216 8,790,677
HCA Healthcare, Inc. 17,153 2,882,733
Henry Schein, Inc.* 9,900 759,726
Humana, Inc. 9,649 4,516,407
Laboratory Corp. of America
Holdings 7,115 1,667,471
McKesson Corp. 11,091 3,617,995
Molina Healthcare, Inc.* 4,339 1,213,228
Quest Diagnostics, Inc. 8,749 1,163,442
UnitedHealth Group, Inc. 71,266 36,604,356
Universal Health Services,
Inc., Class B(a) 5,277 531,447
84,135,713

NVIT S&P 500 Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 95
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 1.8%
Booking Holdings, Inc.* 3,096 5,414,873
Caesars Entertainment, Inc.* 15,622 598,323
Carnival Corp.*(a) 61,653 533,298
Chipotle Mexican Grill, Inc.* 2,118 2,768,777
Darden Restaurants, Inc. 9,449 1,068,871
Domino's Pizza, Inc. 2,671 1,040,915
Expedia Group, Inc.* 11,888 1,127,339
Hilton Worldwide Holdings,
Inc. 21,042 2,344,920
Las Vegas Sands Corp.*(a) 26,419 887,414
Marriott International, Inc.,
Class A 20,665 2,810,647
McDonald's Corp. 56,178 13,869,225
MGM Resorts International 26,509 767,436
Norwegian Cruise Line
Holdings Ltd.*(a) 32,777 364,480
Penn National Gaming,
Inc.*(a) 12,792 389,133
Royal Caribbean Cruises
Ltd.*(a) 17,354 605,828
Starbucks Corp. 86,665 6,620,339
Wynn Resorts Ltd.*(a) 8,098 461,424
Yum! Brands, Inc. 21,773 2,471,453
44,144,695
Household Durables 0.3%
DR Horton, Inc.(a) 23,958 1,585,780
Garmin Ltd. 11,862 1,165,441
Lennar Corp., Class A 19,258 1,359,037
Mohawk Industries, Inc.* 3,723 461,987
Newell Brands, Inc. 26,001 495,059
NVR, Inc.* 225 900,932
PulteGroup, Inc.(a) 18,201 721,306
Whirlpool Corp. 4,002 619,790
7,309,332
Household Products 1.5%
Church & Dwight Co., Inc. 18,016 1,669,362
Clorox Co. (The) 9,495 1,338,605
Colgate-Palmolive Co. 63,997 5,128,720
Kimberly-Clark Corp. 25,418 3,435,243
Procter & Gamble Co. (The) 182,256 26,206,590
37,778,520
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 51,594 1,083,990
Industrial Conglomerates 0.8%
3M Co. 43,067 5,573,300
General Electric Co. 83,625 5,324,404
Honeywell International, Inc. 51,710 8,987,715
19,885,419
Insurance 2.2%
Aflac, Inc. 45,448 2,514,638
Allstate Corp. (The) 20,899 2,648,530
American International Group,
Inc. 59,724 3,053,688
Aon plc, Class A 16,275 4,389,042
Arthur J Gallagher & Co. 15,705 2,560,543
Assurant, Inc. 4,031 696,758
Brown & Brown, Inc. 17,879 1,043,061
Common Stocks
Shares Value ($)
Insurance
Chubb Ltd. 32,334 6,356,218
Cincinnati Financial Corp. 11,554 1,374,695
Everest Re Group Ltd. 3,062 858,217
Globe Life, Inc. 7,116 693,597
Hartford Financial Services
Group, Inc. (The) 24,495 1,602,708
Lincoln National Corp. 12,306 575,552
Loews Corp. 14,446 856,070
Marsh & McLennan Cos., Inc. 38,232 5,935,518
MetLife, Inc. 52,260 3,281,405
Principal Financial Group, Inc.
(a) 18,084 1,207,830
Progressive Corp. (The) 44,396 5,161,923
Prudential Financial, Inc. 28,447 2,721,809
Travelers Cos., Inc. (The) 18,320 3,098,462
W R Berkley Corp. 16,265 1,110,249
Willis Towers Watson plc 8,405 1,659,063
53,399,576
Interactive Media & Services 5.2%
Alphabet, Inc., Class A* 22,847 49,789,553
Alphabet, Inc., Class C* 20,948 45,822,703
Match Group, Inc.* 22,017 1,534,365
Meta Platforms, Inc., Class A* 174,221 28,093,136
Twitter, Inc.* 57,507 2,150,187
127,389,944
Internet & Direct Marketing Retail 3.0%
Amazon.com, Inc.* 664,670 70,594,601
eBay, Inc. 42,207 1,758,765
Etsy, Inc.*(a) 9,304 681,146
73,034,512
IT Services 4.3%
Accenture plc, Class A 48,115 13,359,130
Akamai Technologies, Inc.*(a) 12,450 1,137,058
Automatic Data Processing,
Inc. 31,873 6,694,605
Broadridge Financial
Solutions, Inc. 8,996 1,282,380
Cognizant Technology
Solutions Corp., Class A 39,546 2,668,959
DXC Technology Co.* 19,310 585,286
EPAM Systems, Inc.* 4,418 1,302,338
Fidelity National Information
Services, Inc. 46,150 4,230,570
Fiserv, Inc.* 43,858 3,902,046
FleetCor Technologies, Inc.* 5,690 1,195,526
Gartner, Inc.* 6,148 1,486,771
Global Payments, Inc. 21,596 2,389,381
International Business
Machines Corp.(a) 68,383 9,654,996
Jack Henry & Associates, Inc. 5,685 1,023,414
Mastercard, Inc., Class A 65,235 20,580,338
Paychex, Inc. 24,171 2,752,352
PayPal Holdings, Inc.* 88,425 6,175,602
VeriSign, Inc.* 7,128 1,192,728
Visa, Inc., Class A(a) 125,013 24,613,810
106,227,290

96 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Leisure Products 0.0%
†
Hasbro, Inc. 10,037 821,830
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc. 22,918 2,721,971
Bio-Rad Laboratories, Inc.,
Class A* 1,681 832,095
Bio-Techne Corp. 3,024 1,048,239
Charles River Laboratories
International, Inc.* 3,999 855,666
Danaher Corp. 49,155 12,461,776
Illumina, Inc.* 11,779 2,171,577
IQVIA Holdings, Inc.* 14,449 3,135,289
Mettler-Toledo International,
Inc.* 1,699 1,951,760
PerkinElmer, Inc.(a) 9,819 1,396,458
Thermo Fisher Scientific, Inc. 29,736 16,154,974
Waters Corp.* 4,484 1,484,114
West Pharmaceutical
Services, Inc. 5,647 1,707,483
45,921,402
Machinery 1.5%
Caterpillar, Inc. 40,621 7,261,410
Cummins, Inc. 10,556 2,042,903
Deere & Co. 21,074 6,311,031
Dover Corp. 11,158 1,353,689
Fortive Corp. 27,613 1,501,595
IDEX Corp. 5,921 1,075,431
Illinois Tool Works, Inc.(a) 21,529 3,923,660
Ingersoll Rand, Inc.(a) 29,785 1,253,353
Nordson Corp. 4,016 812,999
Otis Worldwide Corp. 32,399 2,289,637
PACCAR, Inc. 26,437 2,176,823
Parker-Hannifin Corp.(a) 9,764 2,402,432
Pentair plc 12,775 584,712
Snap-on, Inc. 3,827 754,034
Stanley Black & Decker, Inc. 11,311 1,186,071
Westinghouse Air Brake
Technologies Corp. 13,629 1,118,668
Xylem, Inc. 14,174 1,108,123
37,156,571
Media 0.9%
Charter Communications, Inc.,
Class A* 8,880 4,160,546
Comcast Corp., Class A 339,595 13,325,708
DISH Network Corp., Class
A*(a) 19,234 344,866
Fox Corp., Class A 22,293 716,943
Fox Corp., Class B 12,458 370,002
Interpublic Group of Cos., Inc.
(The) 30,709 845,419
News Corp., Class A 30,655 477,605
News Corp., Class B 9,114 144,821
Omnicom Group, Inc. 15,270 971,325
Paramount Global, Class B(a) 46,527 1,148,286
22,505,521
Metals & Mining 0.4%
Freeport-McMoRan, Inc. 110,715 3,239,521
Newmont Corp. 59,835 3,570,354
Common Stocks
Shares Value ($)
Metals & Mining
Nucor Corp.(a) 20,258 2,115,138
8,925,013
Multiline Retail 0.5%
Dollar General Corp. 17,379 4,265,502
Dollar Tree, Inc.* 17,073 2,660,827
Target Corp. 34,862 4,923,560
11,849,889
Multi-Utilities 1.0%
Ameren Corp. 19,756 1,785,152
CenterPoint Energy, Inc. 46,745 1,382,717
CMS Energy Corp. 22,039 1,487,633
Consolidated Edison, Inc. 26,830 2,551,533
Dominion Energy, Inc. 61,748 4,928,108
DTE Energy Co.(a) 14,770 1,872,097
NiSource, Inc. 32,080 946,039
Public Service Enterprise
Group, Inc. 38,392 2,429,446
Sempra Energy 23,999 3,606,330
WEC Energy Group, Inc. 24,036 2,418,983
23,408,038
Oil, Gas & Consumable Fuels 4.0%
APA Corp. 25,361 885,099
Chevron Corp. 149,252 21,608,705
ConocoPhillips 98,254 8,824,192
Coterra Energy, Inc.(a) 59,812 1,542,552
Devon Energy Corp. 46,275 2,550,215
Diamondback Energy, Inc. 12,482 1,512,194
EOG Resources, Inc. 44,474 4,911,709
Exxon Mobil Corp. 319,995 27,404,372
Hess Corp. 21,247 2,250,907
Kinder Morgan, Inc. 147,920 2,479,139
Marathon Oil Corp. 53,354 1,199,398
Marathon Petroleum Corp. 41,648 3,423,882
Occidental Petroleum Corp.(a) 67,824 3,993,477
ONEOK, Inc. 34,010 1,887,555
Phillips 66(a) 36,271 2,973,859
Pioneer Natural Resources
Co. 17,030 3,799,052
Valero Energy Corp.(a) 30,050 3,193,714
Williams Cos., Inc. (The) 91,896 2,868,074
97,308,095
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 17,587 4,478,881
Pharmaceuticals 4.7%
Bristol-Myers Squibb Co. 161,729 12,453,133
Catalent, Inc.* 13,340 1,431,249
Eli Lilly & Co. 59,906 19,423,322
Johnson & Johnson 199,888 35,482,119
Merck & Co., Inc. 192,094 17,513,210
Organon & Co. 19,612 661,905
Pfizer, Inc. 426,217 22,346,557
Viatris, Inc. 88,229 923,758
Zoetis, Inc. 35,750 6,145,067
116,380,320
Professional Services 0.3%
Equifax, Inc. 9,286 1,697,295

NVIT S&P 500 Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 97
Common Stocks
Shares Value ($)
Professional Services
Jacobs Engineering Group,
Inc. 10,022 1,274,097
Leidos Holdings, Inc. 10,065 1,013,646
Nielsen Holdings plc 27,672 642,544
Robert Half International, Inc. 8,760 656,036
Verisk Analytics, Inc. 11,832 2,048,001
7,331,619
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 24,678 1,816,548
Road & Rail 0.9%
CSX Corp. 165,825 4,818,874
JB Hunt Transport Services,
Inc. 6,495 1,022,768
Norfolk Southern Corp. 18,172 4,130,314
Old Dominion Freight Line,
Inc.(a) 6,895 1,767,050
Union Pacific Corp. 47,706 10,174,736
21,913,742
Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices, Inc.* 123,098 9,413,304
Analog Devices, Inc. 39,752 5,807,370
Applied Materials, Inc. 66,811 6,078,465
Broadcom, Inc. 31,014 15,066,911
Enphase Energy, Inc.*(a) 10,292 2,009,410
Intel Corp. 310,610 11,619,920
KLA Corp. 11,455 3,655,061
Lam Research Corp. 10,470 4,461,791
Microchip Technology, Inc. 42,571 2,472,524
Micron Technology, Inc. 85,144 4,706,760
Monolithic Power Systems,
Inc. 3,348 1,285,766
NVIDIA Corp. 190,211 28,834,085
NXP Semiconductors NV 19,880 2,942,836
ON Semiconductor Corp.* 32,758 1,648,055
Qorvo, Inc.* 8,005 755,032
QUALCOMM, Inc. 85,193 10,882,554
Skyworks Solutions, Inc. 12,139 1,124,557
SolarEdge Technologies,
Inc.*(a) 4,176 1,142,888
Teradyne, Inc.(a) 12,126 1,085,883
Texas Instruments, Inc. 70,261 10,795,603
125,788,775
Software 8.9%
Adobe, Inc.* 35,892 13,138,626
ANSYS, Inc.* 6,723 1,608,747
Autodesk, Inc.* 16,574 2,850,065
Cadence Design Systems,
Inc.* 20,909 3,136,977
Ceridian HCM Holding, Inc.*(a) 10,500 494,340
Citrix Systems, Inc. 9,637 936,427
Fortinet, Inc.* 51,204 2,897,122
Intuit, Inc. 21,449 8,267,303
Microsoft Corp. 568,125 145,911,544
NortonLifeLock, Inc. 42,180 926,273
Oracle Corp. 119,581 8,355,124
Paycom Software, Inc.* 3,785 1,060,254
PTC, Inc.* 8,172 869,010
Roper Technologies, Inc. 8,115 3,202,585
Common Stocks
Shares Value ($)
Software
Salesforce, Inc.* 75,471 12,455,734
ServiceNow, Inc.* 15,264 7,258,337
Synopsys, Inc.* 11,733 3,563,312
Tyler Technologies, Inc.* 3,185 1,058,949
217,990,729
Specialty Retail 2.0%
Advance Auto Parts, Inc. 4,654 805,561
AutoZone, Inc.* 1,496 3,215,084
Bath & Body Works, Inc.(a) 17,056 459,148
Best Buy Co., Inc. 15,770 1,028,046
CarMax, Inc.*(a) 11,972 1,083,227
Home Depot, Inc. (The) 78,497 21,529,372
Lowe's Cos., Inc. 50,257 8,778,390
O'Reilly Automotive, Inc.* 4,955 3,130,371
Ross Stores, Inc. 26,249 1,843,467
TJX Cos., Inc. (The) 89,815 5,016,168
Tractor Supply Co. 8,404 1,629,115
Ulta Beauty, Inc.* 4,005 1,543,847
50,061,796
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc. 1,167,992 159,687,866
Hewlett Packard Enterprise
Co. 100,147 1,327,949
HP, Inc.(a) 80,684 2,644,821
NetApp, Inc. 17,340 1,131,262
Seagate Technology Holdings
plc(a) 15,377 1,098,533
Western Digital Corp.* 23,530 1,054,850
166,945,281
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., Class B 96,465 9,858,723
PVH Corp. 5,508 313,405
Ralph Lauren Corp. 3,721 333,588
Tapestry, Inc. 19,167 584,977
VF Corp. 23,954 1,058,048
12,148,741
Tobacco 0.7%
Altria Group, Inc. 137,534 5,744,795
Philip Morris International, Inc. 117,757 11,627,326
17,372,121
Trading Companies & Distributors 0.2%
Fastenal Co. 43,688 2,180,905
United Rentals, Inc.*(a) 5,321 1,292,524
WW Grainger, Inc. 3,189 1,449,177
4,922,606
Water Utilities 0.1%
American Water Works Co.,
Inc. 13,857 2,061,506
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.*(a) 44,986 6,052,416
Total Common Stocks
(cost $833,216,070) 2,423,411,996

98 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT S&P 500 Index Fund
Repurchase Agreements 0.1%
Principal
Amount ($) Value ($)
BofA Securities, Inc.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $2,000,087,
collateralized by U.S.
Government Agency
Security, 3.30%, maturing
11/25/2027; total market
value $2,040,000.(b)(c) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $1,119,752,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072;
total market value
$1,142,097.(b)(c) 1,119,703 1,119,703
Total Repurchase Agreements
(cost $3,119,703) 3,119,703
Total Investments
(cost $836,335,773) — 98.9% 2,426,531,699
Other assets in excess of liabilities — 1.1% 25,995,803
NET ASSETS — 100.0%
$ 2,452,527,502
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2022. The total value of securities on loan as of June
30, 2022 was $120,147,151, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $3,119,703 and by $121,609,555 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from 7/14/2022 – 5/15/2052, a total value of $124,729,258.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $3,119,703.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of June 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 148 9/2022 USD 28,042,300 (119,487)
Net contracts (119,487)
As of June 30, 2022, the Fund had $1,538,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Small Cap Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 99
Common Stocks 99.1%
Shares Value ($)
Aerospace & Defense 0.9%
AAR Corp.*(a) 4,895 204,807
Aerojet Rocketdyne Holdings,
Inc.*(a) 10,874 441,484
AeroVironment, Inc.* 3,240 266,328
AerSale Corp.*(a) 2,532 36,739
Archer Aviation, Inc., Class
A*(a) 17,615 54,254
Astra Space, Inc.*(a) 20,358 26,465
Astronics Corp.* 3,423 34,812
Cadre Holdings, Inc.(a) 2,337 45,969
Ducommun, Inc.* 1,449 62,365
Kaman Corp. 4,065 127,031
Kratos Defense & Security
Solutions, Inc.* 18,027 250,215
Maxar Technologies, Inc. 10,611 276,841
Momentus, Inc.*(a) 7,713 16,660
Moog, Inc., Class A 4,148 329,310
National Presto Industries, Inc. 725 47,589
Park Aerospace Corp. 2,606 33,253
Parsons Corp.*(a) 4,760 192,399
Redwire Corp.*(a) 2,738 8,324
Rocket Lab USA, Inc.*(a) 30,172 114,352
Terran Orbital Corp.*(a) 3,388 15,517
Triumph Group, Inc.* 9,217 122,494
Vectrus, Inc.* 1,540 51,528
Virgin Galactic Holdings,
Inc.*(a) 32,296 194,422
2,953,158
Air Freight & Logistics 0.4%
Air Transport Services Group,
Inc.* 8,673 249,175
Atlas Air Worldwide Holdings,
Inc.* 3,963 244,557
Forward Air Corp.(a) 3,804 349,816
Hub Group, Inc., Class A* 4,827 342,427
Radiant Logistics, Inc.* 5,236 38,851
1,224,826
Airlines 0.4%
Allegiant Travel Co.* 2,219 250,947
Blade Air Mobility, Inc.*(a) 7,941 35,417
Frontier Group Holdings,
Inc.*(a) 4,622 43,308
Hawaiian Holdings, Inc.*(a) 7,141 102,188
Joby Aviation, Inc.*(a) 35,536 174,482
SkyWest, Inc.* 7,272 154,530
Spirit Airlines, Inc.* 15,427 367,779
Sun Country Airlines Holdings,
Inc.* 4,613 84,602
Wheels Up Experience,
Inc.*(a) 22,520 43,914
1,257,167
Auto Components 1.3%
Adient plc*(a) 13,725 406,672
American Axle &
Manufacturing Holdings,
Inc.* 15,945 120,066
Dana, Inc. 18,267 257,017
Dorman Products, Inc.* 3,729 409,109
Common Stocks
Shares Value ($)
Auto Components
Fox Factory Holding Corp.* 6,102 491,455
Gentherm, Inc.*(a) 4,777 298,133
Goodyear Tire & Rubber Co.
(The)* 39,949 427,854
Holley, Inc.*(a) 7,275 76,388
LCI Industries 3,601 402,880
Luminar Technologies, Inc.*(a) 33,780 200,315
Modine Manufacturing Co.* 7,599 80,017
Motorcar Parts of America,
Inc.* 2,504 32,852
Patrick Industries, Inc.(a) 3,107 161,067
Solid Power, Inc.*(a) 8,032 43,212
Standard Motor Products, Inc.
(a) 3,120 140,369
Stoneridge, Inc.*(a) 3,476 59,613
Tenneco, Inc., Class A* 11,678 200,394
Visteon Corp.* 4,030 417,427
XPEL, Inc. Reg. S*(a) 3,047 139,949
4,364,789
Automobiles 0.2%
Canoo, Inc.*(a) 17,348 32,094
Cenntro Electric Group Ltd.* 26,042 39,323
Faraday Future Intelligent
Electric, Inc.* 14,052 36,535
Fisker, Inc.*(a) 23,533 201,678
Lordstown Motors Corp.*(a) 19,178 30,301
Winnebago Industries, Inc.(a) 4,533 220,123
Workhorse Group, Inc.*(a) 20,408 53,061
613,115
Banks 9.4%
1st Source Corp. 2,282 103,603
ACNB Corp.(a) 1,195 35,480
Allegiance Bancshares, Inc. 2,548 96,212
Amalgamated Financial Corp. 2,247 44,446
Amerant Bancorp, Inc.(a) 4,111 115,601
American National
Bankshares, Inc. 1,705 59,010
Ameris Bancorp 8,900 357,602
Arrow Financial Corp. 2,172 69,091
Associated Banc-Corp 21,115 385,560
Atlantic Union Bankshares
Corp. 10,945 371,254
Banc of California, Inc. 8,196 144,414
BancFirst Corp.(a) 2,782 266,265
Bancorp, Inc. (The)* 6,880 134,298
Bank First Corp.(a) 994 75,355
Bank of Marin Bancorp 2,269 72,109
Bank of NT Butterfield & Son
Ltd. (The) 7,035 219,422
BankUnited, Inc. 10,964 389,989
Bankwell Financial Group, Inc. 797 24,747
Banner Corp. 4,528 254,519
Bar Harbor Bankshares 2,214 57,254
BayCom Corp. 1,818 37,596
BCB Bancorp, Inc.(a) 2,033 34,622
Berkshire Hills Bancorp, Inc. 6,186 153,227
Blue Ridge Bankshares, Inc.
(a) 3,085 47,262
Brookline Bancorp, Inc. 10,026 133,446

100 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Business First Bancshares,
Inc. 3,080 65,635
Byline Bancorp, Inc. 3,626 86,299
Cadence Bank 21,494 504,679
Cambridge Bancorp 998 82,535
Camden National Corp. 2,130 93,827
Capital Bancorp, Inc. 1,304 28,297
Capital City Bank Group, Inc. 2,246 62,641
Capstar Financial Holdings,
Inc. 3,075 60,332
Carter Bankshares, Inc.* 3,437 45,368
Cathay General Bancorp 10,189 398,899
CBTX, Inc.(a) 2,733 72,670
Central Pacific Financial Corp. 3,687 79,086
Citizens & Northern Corp.(a) 2,547 61,561
City Holding Co.(a) 1,983 158,402
Civista Bancshares, Inc. 2,263 48,111
CNB Financial Corp. 2,411 58,322
Coastal Financial Corp.*(a) 1,488 56,723
Colony Bankcorp, Inc. 2,316 34,948
Columbia Banking System,
Inc. 10,196 292,115
Community Bank System, Inc.
(a) 6,992 442,454
Community Trust Bancorp, Inc. 2,536 102,556
ConnectOne Bancorp, Inc. 5,611 137,189
CrossFirst Bankshares,
Inc.*(a) 6,755 89,166
Customers Bancorp, Inc.* 4,172 141,431
CVB Financial Corp.(a) 18,042 447,622
Dime Community Bancshares,
Inc.(a) 5,086 150,800
Eagle Bancorp, Inc. 4,131 195,851
Eastern Bankshares, Inc. 22,759 420,131
Enterprise Bancorp, Inc.(a) 1,543 49,669
Enterprise Financial Services
Corp. 5,025 208,537
Equity Bancshares, Inc., Class
A(a) 2,356 68,701
Esquire Financial Holdings,
Inc. 980 32,634
Farmers & Merchants
Bancorp, Inc.(a) 1,714 56,888
Farmers National Banc Corp. 4,550 68,250
FB Financial Corp. 5,129 201,159
Financial Institutions, Inc. 2,312 60,158
First Bancorp, Inc. (The) 1,612 48,570
First Bancorp/NC 4,799 167,485
First Bancorp/PR 25,839 333,581
First Bancshares, Inc. (The) 3,019 86,343
First Bank 2,079 29,064
First Busey Corp. 7,304 166,896
First Business Financial
Services, Inc. 1,135 35,401
First Commonwealth Financial
Corp. 12,733 170,877
First Community Bankshares,
Inc. 2,312 67,996
First Financial Bancorp 12,158 235,865
Common Stocks
Shares Value ($)
Banks
First Financial Bankshares,
Inc.(a) 18,391 722,215
First Financial Corp. 1,797 79,966
First Foundation, Inc. 7,571 155,054
First Guaranty Bancshares,
Inc.(a) 858 20,858
First Internet Bancorp 1,389 51,143
First Interstate BancSystem,
Inc., Class A(a) 13,258 505,262
First Merchants Corp. 8,362 297,854
First Mid Bancshares, Inc. 2,707 96,559
First of Long Island Corp.
(The) 3,377 59,199
First Western Financial,
Inc.*(a) 1,117 30,371
Five Star Bancorp(a) 1,680 44,386
Flushing Financial Corp. 4,072 86,571
Fulton Financial Corp. 22,205 320,862
FVCBankcorp, Inc.*(a) 1,690 31,823
German American Bancorp,
Inc. 3,917 133,883
Glacier Bancorp, Inc. 15,924 755,116
Great Southern Bancorp, Inc. 1,357 79,466
Guaranty Bancshares, Inc. 1,385 50,206
Hancock Whitney Corp. 12,197 540,693
Hanmi Financial Corp. 4,070 91,331
HarborOne Bancorp, Inc.(a) 6,860 94,599
HBT Financial, Inc. 1,708 30,522
Heartland Financial USA, Inc. 6,042 250,985
Heritage Commerce Corp.(a) 8,473 90,576
Heritage Financial Corp. 4,633 116,566
Hilltop Holdings, Inc. 9,077 241,993
Home BancShares, Inc.(a) 26,908 558,879
HomeStreet, Inc. 2,442 84,664
HomeTrust Bancshares, Inc. 2,265 56,625
Hope Bancorp, Inc. 15,667 216,831
Horizon Bancorp, Inc. 6,461 112,551
Independent Bank Corp.(a) 6,018 478,010
Independent Bank Corp./MI 3,257 62,795
Independent Bank Group, Inc. 5,362 364,133
International Bancshares Corp. 7,909 316,993
John Marshall Bancorp, Inc.(a) 1,612 36,334
Lakeland Bancorp, Inc. 8,805 128,729
Lakeland Financial Corp. 3,406 226,227
Live Oak Bancshares, Inc.(a) 4,739 160,605
Macatawa Bank Corp.(a) 4,967 43,908
Mercantile Bank Corp. 2,257 72,111
Meta Financial Group, Inc. 3,906 151,045
Metrocity Bankshares, Inc.(a) 2,819 57,254
Metropolitan Bank Holding
Corp.* 1,499 104,061
Mid Penn Bancorp, Inc. 2,146 57,878
Midland States Bancorp, Inc. 3,243 77,962
MidWestOne Financial Group,
Inc.(a) 2,324 69,069
MVB Financial Corp. 1,503 46,758
National Bank Holdings Corp.,
Class A 3,941 150,822
NBT Bancorp, Inc. 5,629 211,594
Nicolet Bankshares, Inc.* 1,767 127,825

NVIT Small Cap Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 101
Common Stocks
Shares Value ($)
Banks
Northeast Bank 951 34,740
Northwest Bancshares, Inc.(a) 15,982 204,570
OceanFirst Financial Corp. 8,214 157,134
OFG Bancorp 6,580 167,132
Old National Bancorp 41,501 613,800
Old Second Bancorp, Inc.(a) 5,994 80,200
Origin Bancorp, Inc. 3,413 132,424
Orrstown Financial Services,
Inc. 1,796 43,409
Pacific Premier Bancorp, Inc. 12,560 367,254
Park National Corp.(a) 2,136 258,990
Parke Bancorp, Inc.(a) 1,430 29,973
PCB Bancorp 1,646 30,747
Peapack-Gladstone Financial
Corp. 2,595 77,072
Peoples Bancorp, Inc.(a) 3,983 105,948
Peoples Financial Services
Corp. 1,085 60,586
Preferred Bank 1,339 91,079
Premier Financial Corp. 5,012 127,054
Primis Financial Corp. 3,707 50,526
Professional Holding Corp.,
Class A* 1,829 36,671
QCR Holdings, Inc. 2,475 133,625
RBB Bancorp(a) 2,362 48,823
Red River Bancshares, Inc. 824 44,562
Renasant Corp. 7,215 207,864
Republic Bancorp, Inc., Class
A 1,525 73,581
Republic First Bancorp,
Inc.*(a) 5,965 22,727
S&T Bancorp, Inc. 4,871 133,612
Sandy Spring Bancorp, Inc. 6,265 244,774
Seacoast Banking Corp. of
Florida 7,835 258,868
ServisFirst Bancshares, Inc.(a) 7,261 573,038
Shore Bancshares, Inc.(a) 2,517 46,565
Sierra Bancorp 2,146 46,633
Silvergate Capital Corp., Class
A* 4,435 237,406
Simmons First National Corp.,
Class A 16,157 343,498
SmartFinancial, Inc. 2,379 57,477
South Plains Financial, Inc. 1,712 41,328
Southern First Bancshares,
Inc.* 1,118 48,734
Southside Bancshares, Inc. 4,157 155,555
SouthState Corp.(a) 10,610 818,562
Stock Yards Bancorp, Inc.(a) 4,051 242,331
Summit Financial Group, Inc. 1,823 50,643
Texas Capital Bancshares,
Inc.* 7,440 391,642
Third Coast Bancshares, Inc.* 1,808 39,595
Tompkins Financial Corp. 2,134 153,861
Towne Bank 9,529 258,712
TriCo Bancshares 4,479 204,422
Triumph Bancorp, Inc.*(a) 3,400 212,704
Trustmark Corp.(a) 8,118 236,964
UMB Financial Corp. 6,230 536,403
United Bankshares, Inc.(a) 18,749 657,527
Common Stocks
Shares Value ($)
Banks
United Community Banks, Inc. 14,578 440,110
Unity Bancorp, Inc. 996 26,374
Univest Financial Corp. 4,277 108,807
USCB Financial Holdings, Inc.* 1,525 17,599
Valley National Bancorp 60,962 634,614
Veritex Holdings, Inc. 6,948 203,298
Washington Federal, Inc. 9,170 275,283
Washington Trust Bancorp,
Inc.(a) 2,640 127,697
WesBanco, Inc. 8,261 261,956
West Bancorp, Inc. 2,390 58,173
Westamerica Bancorp(a) 3,401 189,300
30,674,386
Beverages 0.5%
Celsius Holdings, Inc.*(a) 7,810 509,681
Coca-Cola Consolidated, Inc.
(a) 676 381,196
Duckhorn Portfolio, Inc. (The)* 5,369 113,071
MGP Ingredients, Inc.(a) 2,069 207,086
National Beverage Corp.(a) 3,445 168,598
Primo Water Corp. 22,532 301,478
Vintage Wine Estates, Inc.*(a) 4,582 36,015
Vita Coco Co., Inc. (The)*(a) 3,945 38,622
1,755,747
Biotechnology 7.1%
2seventy bio, Inc.*(a) 5,290 69,828
4D Molecular Therapeutics,
Inc.* 5,228 36,491
Aadi Bioscience, Inc.*(a) 2,049 25,244
ACADIA Pharmaceuticals,
Inc.* 17,010 239,671
Adagio Therapeutics, Inc.*(a) 6,146 20,159
Adicet Bio, Inc.*(a) 4,130 60,298
ADMA Biologics, Inc.*(a) 26,294 52,062
Aerovate Therapeutics,
Inc.*(a) 1,299 20,303
Affimed NV* 20,119 55,730
Agenus, Inc.*(a) 38,214 74,135
Agios Pharmaceuticals, Inc.* 7,516 166,630
Akero Therapeutics, Inc.* 3,975 37,564
Albireo Pharma, Inc.*(a) 2,477 49,193
Alector, Inc.* 8,607 87,447
Alkermes plc* 23,329 694,971
Allogene Therapeutics, Inc.*(a) 10,336 117,830
Allovir, Inc.*(a) 5,531 21,571
Alpine Immune Sciences, Inc.* 2,232 18,994
ALX Oncology Holdings,
Inc.*(a) 3,846 31,114
Amicus Therapeutics, Inc.* 39,018 419,053
AnaptysBio, Inc.*(a) 3,090 62,727
Anavex Life Sciences
Corp.*(a) 9,222 92,312
Anika Therapeutics, Inc.* 1,962 43,792
Apellis Pharmaceuticals,
Inc.*(a) 12,864 581,710
Arbutus Biopharma Corp.*(a) 16,559 44,875
Arcellx, Inc.* 1,626 29,398
Arcturus Therapeutics
Holdings, Inc.*(a) 3,511 55,263

102 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Arcus Biosciences, Inc.* 7,266 184,120
Arcutis Biotherapeutics,
Inc.*(a) 4,956 105,612
Arrowhead Pharmaceuticals,
Inc.* 14,563 512,763
Atara Biotherapeutics, Inc.* 12,681 98,785
Aura Biosciences, Inc.*(a) 2,593 36,743
Aurinia Pharmaceuticals,
Inc.*(a) 18,979 190,739
Avid Bioservices, Inc.*(a) 8,333 127,162
Avidity Biosciences, Inc.*(a) 6,917 100,504
Beam Therapeutics, Inc.*(a) 8,992 348,080
BioCryst Pharmaceuticals,
Inc.*(a) 25,803 272,996
Biohaven Pharmaceutical
Holding Co. Ltd.* 8,814 1,284,288
Bioxcel Therapeutics, Inc.*(a) 3,017 39,824
Bluebird Bio, Inc.* 10,553 43,689
Blueprint Medicines Corp.*(a) 8,346 421,556
Bridgebio Pharma, Inc.*(a) 15,477 140,531
C4 Therapeutics, Inc.*(a) 6,640 50,066
CareDx, Inc.* 7,468 160,413
Caribou Biosciences, Inc.*(a) 8,236 44,721
Catalyst Pharmaceuticals,
Inc.* 13,084 91,719
Celldex Therapeutics, Inc.* 6,574 177,235
Celularity, Inc., Class A*(a) 2,205 7,497
Century Therapeutics, Inc.*(a) 3,114 26,158
Cerevel Therapeutics
Holdings, Inc.*(a) 7,689 203,297
ChemoCentryx, Inc.* 8,942 221,583
Chimerix, Inc.* 13,749 28,598
Chinook Therapeutics, Inc.*(a) 6,108 106,829
Cogent Biosciences, Inc.*(a) 6,311 56,925
Coherus Biosciences, Inc.* 10,421 75,448
Crinetics Pharmaceuticals,
Inc.* 7,445 138,849
CTI BioPharma Corp.*(a) 13,105 78,237
Cullinan Oncology, Inc.*(a) 4,475 57,370
Cytokinetics, Inc.*(a) 11,674 458,671
Day One Biopharmaceuticals,
Inc.*(a) 3,587 64,207
Deciphera Pharmaceuticals,
Inc.* 6,511 85,620
Denali Therapeutics, Inc.*(a) 13,940 410,254
Design Therapeutics, Inc.*(a) 4,794 67,116
Dynavax Technologies
Corp.*(a) 15,788 198,771
Dyne Therapeutics, Inc.*(a) 5,123 35,195
Eagle Pharmaceuticals, Inc.* 1,467 65,179
Editas Medicine, Inc.*(a) 9,354 110,658
Eiger BioPharmaceuticals,
Inc.* 5,797 36,521
Emergent BioSolutions, Inc.* 6,979 216,628
Enanta Pharmaceuticals,
Inc.*(a) 2,689 127,109
Enochian Biosciences, Inc.*(a) 2,796 5,396
EQRx, Inc.*(a) 19,346 90,733
Erasca, Inc.*(a) 10,168 56,636
Common Stocks
Shares Value ($)
Biotechnology
Fate Therapeutics, Inc.*(a) 11,611 287,721
FibroGen, Inc.*(a) 11,949 126,181
Foghorn Therapeutics, Inc.*(a) 3,074 41,806
Forma Therapeutics Holdings,
Inc.* 5,601 38,591
Gelesis Holdings, Inc.*(a) 3,276 5,078
Generation Bio Co.*(a) 6,803 44,628
Geron Corp.*(a) 50,830 78,787
Global Blood Therapeutics,
Inc.* 8,694 277,773
Gossamer Bio, Inc.*(a) 9,045 75,707
GreenLight Biosciences
Holdings PBC*(a) 1,987 4,391
Halozyme Therapeutics,
Inc.*(a) 19,201 844,844
Heron Therapeutics, Inc.*(a) 16,468 45,946
HilleVax, Inc.*(a) 1,834 20,046
Humacyte, Inc.*(a) 2,497 8,015
Icosavax, Inc.*(a) 2,551 14,617
Ideaya Biosciences, Inc.*(a) 5,288 72,974
IGM Biosciences, Inc.*(a) 1,444 26,035
Imago Biosciences, Inc.*(a) 3,723 49,851
ImmunityBio, Inc.*(a) 12,164 45,250
ImmunoGen, Inc.* 29,706 133,677
Immunovant, Inc.*(a) 5,962 23,252
Inhibrx, Inc.*(a) 4,164 47,261
Inovio Pharmaceuticals,
Inc.*(a) 34,481 59,652
Insmed, Inc.*(a) 17,261 340,387
Instil Bio, Inc.*(a) 9,845 45,484
Intellia Therapeutics, Inc.*(a) 10,669 552,227
Intercept Pharmaceuticals,
Inc.*(a) 3,224 44,523
Iovance Biotherapeutics,
Inc.*(a) 21,332 235,505
Ironwood Pharmaceuticals,
Inc.*(a) 19,338 222,967
iTeos Therapeutics, Inc.* 3,336 68,722
IVERIC bio, Inc.* 15,902 152,977
Janux Therapeutics, Inc.* 2,457 30,000
Jounce Therapeutics, Inc.* 6,488 19,659
KalVista Pharmaceuticals,
Inc.*(a) 3,916 38,533
Karuna Therapeutics, Inc.*(a) 3,719 470,491
Karyopharm Therapeutics,
Inc.*(a) 12,005 54,143
Keros Therapeutics, Inc.* 2,522 69,683
Kezar Life Sciences, Inc.*(a) 6,660 55,078
Kiniksa Pharmaceuticals Ltd.,
Class A* 4,527 43,867
Kinnate Biopharma, Inc.*(a) 4,134 52,130
Kodiak Sciences, Inc.* 5,383 41,126
Kronos Bio, Inc.* 6,987 25,433
Krystal Biotech, Inc.* 2,898 190,283
Kura Oncology, Inc.* 8,748 160,351
Kymera Therapeutics, Inc.*(a) 5,386 106,050
Lexicon Pharmaceuticals,
Inc.*(a) 12,745 23,706

NVIT Small Cap Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 103
Common Stocks
Shares Value ($)
Biotechnology
Ligand Pharmaceuticals,
Inc.*(a) 2,140 190,931
Lyell Immunopharma, Inc.*(a) 24,480 159,610
MacroGenics, Inc.* 6,926 20,432
Madrigal Pharmaceuticals,
Inc.* 1,726 123,547
MannKind Corp.*(a) 34,820 132,664
MeiraGTx Holdings plc* 3,695 27,971
Mersana Therapeutics, Inc.* 12,398 57,279
MiMedx Group, Inc.*(a) 15,095 52,380
Mirum Pharmaceuticals,
Inc.*(a) 2,248 43,746
Monte Rosa Therapeutics,
Inc.*(a) 4,852 46,919
Morphic Holding, Inc.*(a) 3,641 79,010
Myriad Genetics, Inc.* 11,029 200,397
Nkarta, Inc.* 4,587 56,512
Nurix Therapeutics, Inc.* 6,273 79,479
Nuvalent, Inc., Class A*(a) 1,975 26,781
Ocugen, Inc.*(a) 30,519 69,278
Organogenesis Holdings, Inc.* 9,567 46,687
Outlook Therapeutics, Inc.*(a) 17,792 18,148
Pardes Biosciences, Inc.* 4,009 12,308
PepGen, Inc.* 1,179 11,707
PMV Pharmaceuticals, Inc.*(a) 5,211 74,257
Point Biopharma Global,
Inc.*(a) 10,477 71,348
Praxis Precision Medicines,
Inc.*(a) 7,741 18,965
Precigen, Inc.* 17,589 23,569
Prometheus Biosciences,
Inc.*(a) 4,141 116,900
Protagonist Therapeutics, Inc.* 7,247 57,324
Prothena Corp. plc* 4,924 133,687
PTC Therapeutics, Inc.* 10,163 407,130
Radius Health, Inc.* 6,391 66,275
Rallybio Corp.*(a) 1,598 12,065
RAPT Therapeutics, Inc.*(a) 3,679 67,142
Recursion Pharmaceuticals,
Inc., Class A*(a) 19,131 155,726
REGENXBIO, Inc.* 5,443 134,442
Relay Therapeutics, Inc.*(a) 10,322 172,894
Replimune Group, Inc.* 4,268 74,605
REVOLUTION Medicines,
Inc.* 8,562 166,873
Rigel Pharmaceuticals, Inc.*(a) 25,206 28,483
Rocket Pharmaceuticals,
Inc.*(a) 6,356 87,459
Sage Therapeutics, Inc.* 7,370 238,051
Sana Biotechnology, Inc.*(a) 12,709 81,719
Sangamo Therapeutics, Inc.* 18,406 76,201
Seres Therapeutics, Inc.* 8,298 28,462
Sierra Oncology, Inc.* 2,096 115,259
Sorrento Therapeutics, Inc.*(a) 53,792 108,122
SpringWorks Therapeutics,
Inc.*(a) 4,912 120,933
Stoke Therapeutics, Inc.* 3,399 44,901
Sutro Biopharma, Inc.*(a) 7,421 38,663
Syndax Pharmaceuticals,
Inc.*(a) 7,113 136,854
Common Stocks
Shares Value ($)
Biotechnology
Talaris Therapeutics, Inc.*(a) 3,651 16,466
Tango Therapeutics, Inc.*(a) 6,598 29,889
Tenaya Therapeutics, Inc.*(a) 3,932 22,137
TG Therapeutics, Inc.*(a) 18,631 79,182
Travere Therapeutics, Inc.*(a) 8,433 204,332
Turning Point Therapeutics,
Inc.* 6,476 487,319
Twist Bioscience Corp.*(a) 7,775 271,814
Tyra Biosciences, Inc.*(a) 2,673 19,112
Vanda Pharmaceuticals, Inc.* 7,310 79,679
Vaxart, Inc.*(a) 19,106 66,871
Vaxcyte, Inc.* 7,458 162,286
VBI Vaccines, Inc.* 24,837 20,081
Vera Therapeutics, Inc.*(a) 2,407 32,759
Veracyte, Inc.*(a) 9,981 198,622
Vericel Corp.*(a) 6,566 165,332
Verve Therapeutics, Inc.*(a) 5,551 84,819
Vir Biotechnology, Inc.* 10,260 261,322
Viridian Therapeutics, Inc.* 3,651 42,242
VistaGen Therapeutics,
Inc.*(a) 31,574 27,785
Xencor, Inc.* 8,071 220,903
Y-mAbs Therapeutics, Inc.* 5,203 78,721
Zentalis Pharmaceuticals,
Inc.*(a) 5,172 145,333
23,115,905
Building Products 1.4%
AAON, Inc. 6,206 339,841
American Woodmark Corp.* 2,429 109,329
Apogee Enterprises, Inc.(a) 3,144 123,308
Caesarstone Ltd.(a) 3,017 27,545
Cornerstone Building Brands,
Inc.* 8,950 219,185
CSW Industrials, Inc. 2,159 222,442
Gibraltar Industries, Inc.* 4,844 187,705
Griffon Corp. 6,518 182,700
Insteel Industries, Inc. 2,675 90,067
Janus International Group,
Inc.* 11,556 104,351
JELD-WEN Holding, Inc.* 12,198 177,969
Masonite International Corp.* 3,191 245,164
PGT Innovations, Inc.* 8,231 136,964
Quanex Building Products
Corp. 4,786 108,881
Resideo Technologies, Inc.* 20,957 406,985
Simpson Manufacturing Co.,
Inc. 6,135 617,242
UFP Industries, Inc. 8,698 592,682
View, Inc.*(a) 15,069 24,412
Zurn Water Solutions Corp. 17,584 478,988
4,395,760
Capital Markets 1.5%
Artisan Partners Asset
Management, Inc., Class
A(a) 8,665 308,214
AssetMark Financial Holdings,
Inc.* 2,905 54,527
Associated Capital Group,
Inc., Class A 224 8,026

104 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Capital Markets
B. Riley Financial, Inc.(a) 2,932 123,877
Bakkt Holdings, Inc.*(a) 8,042 16,888
BGC Partners, Inc., Class A 45,815 154,397
Blucora, Inc.* 6,512 120,211
Brightsphere Investment
Group, Inc.(a) 4,810 86,628
Cohen & Steers, Inc. 3,597 228,733
Cowen, Inc., Class A(a) 3,795 89,904
Diamond Hill Investment
Group, Inc. 409 71,019
Donnelley Financial Solutions,
Inc.* 3,917 114,729
Federated Hermes, Inc., Class
B 12,423 394,927
Focus Financial Partners, Inc.,
Class A* 8,209 279,599
GAMCO Investors, Inc., Class
A 383 8,005
GCM Grosvenor, Inc., Class A 5,467 37,449
Hamilton Lane, Inc., Class A 5,016 336,975
Houlihan Lokey, Inc. 7,217 569,638
Manning & Napier, Inc.(a) 2,245 27,995
MarketWise, Inc.*(a) 2,408 8,669
Moelis & Co., Class A(a) 8,836 347,697
Open Lending Corp., Class A* 15,258 156,089
Oppenheimer Holdings, Inc.,
Class A 1,233 40,738
Perella Weinberg Partners(a) 6,591 38,425
Piper Sandler Cos. 2,509 284,420
PJT Partners, Inc., Class A 3,477 244,364
Pzena Investment
Management, Inc., Class
A(a) 2,253 14,847
Sculptor Capital Management,
Inc.(a) 3,968 33,133
Silvercrest Asset Management
Group, Inc., Class A 1,403 23,023
StepStone Group, Inc., Class
A(a) 7,458 194,132
StoneX Group, Inc.* 2,507 195,721
Value Line, Inc.(a) 128 8,454
Victory Capital Holdings, Inc.,
Class A 2,334 56,249
Virtus Investment Partners,
Inc. 1,044 178,545
WisdomTree Investments, Inc.
(a) 19,241 97,552
4,953,799
Chemicals 2.2%
AdvanSix, Inc. 3,978 133,024
American Vanguard Corp. 4,287 95,814
Amyris, Inc.*(a) 24,621 45,549
Aspen Aerogels, Inc.*(a) 3,875 38,285
Avient Corp.(a) 13,150 527,052
Balchem Corp. 4,508 584,868
Cabot Corp.(a) 7,870 502,027
Chase Corp. 1,125 87,536
Danimer Scientific, Inc.*(a) 11,927 54,387
Diversey Holdings Ltd.* 11,057 72,976
Common Stocks
Shares Value ($)
Chemicals
Ecovyst, Inc. 8,840 87,074
FutureFuel Corp. 3,656 26,616
GCP Applied Technologies,
Inc.*(a) 7,042 220,274
Hawkins, Inc. 2,720 98,002
HB Fuller Co.(a) 7,510 452,177
Ingevity Corp.* 5,506 347,649
Innospec, Inc. 3,530 338,139
Intrepid Potash, Inc.*(a) 1,415 64,085
Koppers Holdings, Inc. 2,749 62,237
Kronos Worldwide, Inc. 2,993 55,071
Livent Corp.*(a) 23,404 531,037
LSB Industries, Inc.* 4,487 62,190
Minerals Technologies, Inc. 4,639 284,556
Origin Materials, Inc.*(a) 15,053 77,071
Orion Engineered Carbons SA 8,868 137,720
Perimeter Solutions SA*(a) 17,240 186,882
PureCycle Technologies,
Inc.*(a) 15,035 111,560
Quaker Chemical Corp.(a) 1,972 294,853
Rayonier Advanced Materials,
Inc.*(a) 8,242 21,594
Schweitzer-Mauduit
International, Inc. 4,443 111,608
Sensient Technologies Corp.
(a) 5,936 478,204
Stepan Co. 3,022 306,280
Tredegar Corp. 3,442 34,420
Trinseo plc 5,117 196,800
Tronox Holdings plc, Class A 16,457 276,478
Valhi, Inc.(a) 328 14,872
7,018,967
Commercial Services & Supplies 1.5%
ABM Industries, Inc. 9,487 411,926
ACCO Brands Corp. 13,307 86,895
ACV Auctions, Inc., Class A* 15,954 104,339
Aris Water Solution, Inc., Class
A 3,283 54,760
Brady Corp., Class A 6,789 320,712
BrightView Holdings, Inc.* 6,284 75,408
Brink's Co. (The) 6,567 398,683
Casella Waste Systems, Inc.,
Class A* 7,155 520,025
Cimpress plc* 2,551 99,234
CoreCivic, Inc.* 17,627 195,836
Deluxe Corp. 6,200 134,354
Ennis, Inc. 3,468 70,158
GEO Group, Inc. (The)*(a) 15,716 103,726
Harsco Corp.* 10,961 77,933
Healthcare Services Group,
Inc.(a) 10,911 189,961
Heritage-Crystal Clean, Inc.* 2,097 56,535
HNI Corp. 5,976 207,307
Interface, Inc.(a) 8,316 104,283
KAR Auction Services, Inc.*(a) 17,459 257,869
Kimball International, Inc.,
Class B(a) 4,805 36,854
Li-Cycle Holdings Corp.*(a) 18,713 128,745

NVIT Small Cap Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 105
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Matthews International Corp.,
Class A 4,561 130,764
MillerKnoll, Inc.(a) 10,983 288,523
Montrose Environmental
Group, Inc.* 3,758 126,870
NL Industries, Inc.(a) 1,817 17,934
Pitney Bowes, Inc. 17,361 62,847
Quad/Graphics, Inc.*(a) 4,927 13,549
SP Plus Corp.*(a) 3,326 102,175
Steelcase, Inc., Class A(a) 12,818 137,537
UniFirst Corp. 2,118 364,677
Viad Corp.*(a) 2,925 80,759
VSE Corp.(a) 1,410 52,988
5,014,166
Communications Equipment 0.8%
ADTRAN, Inc.(a) 7,164 125,585
Aviat Networks, Inc.*(a) 1,212 30,348
Calix, Inc.* 7,927 270,628
Cambium Networks Corp.*(a) 1,508 22,092
Casa Systems, Inc.*(a) 5,848 22,983
Clearfield, Inc.* 1,681 104,138
CommScope Holding Co.,
Inc.*(a) 29,021 177,609
Comtech Telecommunications
Corp. 3,229 29,287
Digi International, Inc.* 5,186 125,605
DZS, Inc.*(a) 2,268 36,900
Extreme Networks, Inc.* 18,317 163,388
Harmonic, Inc.*(a) 13,325 115,528
Infinera Corp.*(a) 26,423 141,627
Inseego Corp.*(a) 9,335 17,643
NETGEAR, Inc.* 4,022 74,487
NetScout Systems, Inc.* 10,143 343,341
Ondas Holdings, Inc.*(a) 4,836 26,066
Plantronics, Inc.* 5,985 237,485
Ribbon Communications, Inc.* 11,604 35,276
Viavi Solutions, Inc.*(a) 32,204 426,059
2,526,075
Construction & Engineering 1.3%
Ameresco, Inc., Class A*(a) 4,435 202,059
API Group Corp.* 29,145 436,301
Arcosa, Inc. 6,855 318,278
Argan, Inc. 1,982 73,968
Comfort Systems USA, Inc. 5,016 417,080
Concrete Pumping Holdings,
Inc.*(a) 3,442 20,859
Construction Partners, Inc.,
Class A*(a) 5,776 120,949
Dycom Industries, Inc.* 4,086 380,161
EMCOR Group, Inc. 7,173 738,532
Fluor Corp.*(a) 20,515 499,335
Granite Construction, Inc.(a) 6,571 191,479
Great Lakes Dredge & Dock
Corp.* 9,171 120,232
IES Holdings, Inc.*(a) 1,155 34,846
Infrastructure and Energy
Alternatives, Inc.* 4,526 36,344
MYR Group, Inc.* 2,370 208,868
Northwest Pipe Co.* 1,294 38,742
Common Stocks
Shares Value ($)
Construction & Engineering
NV5 Global, Inc.*(a) 1,943 226,826
Primoris Services Corp. 7,742 168,466
Sterling Infrastructure, Inc.*(a) 3,961 86,825
Tutor Perini Corp.* 5,477 48,088
4,368,238
Construction Materials 0.1%
Summit Materials, Inc., Class
A*(a) 17,225 401,170
United States Lime & Minerals,
Inc. 276 29,146
430,316
Consumer Finance 0.7%
Atlanticus Holdings Corp.*(a) 525 18,464
Consumer Portfolio Services,
Inc.* 2,025 20,756
Curo Group Holdings Corp. 2,810 15,539
Encore Capital Group, Inc.*(a) 3,400 196,418
Enova International, Inc.* 4,505 129,834
EZCORP, Inc., Class A*(a) 6,634 49,821
FirstCash Holdings, Inc. 5,462 379,664
Green Dot Corp., Class A* 6,983 175,343
LendingClub Corp.* 14,453 168,956
LendingTree, Inc.* 1,694 74,231
Moneylion, Inc.*(a) 20,448 26,991
Navient Corp.(a) 16,435 229,926
Nelnet, Inc., Class A 2,113 180,133
NerdWallet, Inc., Class A* 3,625 28,746
Oportun Financial Corp.* 3,935 32,543
OppFi, Inc.*(a) 1,958 6,442
PRA Group, Inc.* 5,616 204,198
PROG Holdings, Inc.* 8,157 134,591
Regional Management Corp. 1,039 38,827
Sunlight Financial Holdings,
Inc.* 3,439 10,145
World Acceptance Corp.*(a) 542 60,834
2,182,402
Containers & Packaging 0.3%
Cryptyde, Inc.* 2,597 5,272
Greif, Inc., Class A(a) 3,776 235,547
Greif, Inc., Class B 762 47,465
Myers Industries, Inc. 5,222 118,696
O-I Glass, Inc.* 22,387 313,418
Pactiv Evergreen, Inc. 5,839 58,156
Ranpak Holdings Corp.*(a) 6,398 44,786
TriMas Corp. 6,248 173,007
996,347
Distributors 0.0%
†
Funko, Inc., Class A* 4,151 92,650
Weyco Group, Inc.(a) 835 20,416
113,066
Diversified Consumer Services 1.0%
2U, Inc.*(a) 10,907 114,196
Adtalem Global Education,
Inc.*(a) 6,349 228,374
American Public Education,
Inc.* 2,482 40,109
Beachbody Co., Inc. (The)* 14,808 17,770
Carriage Services, Inc. 1,904 75,494

106 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Diversified Consumer Services
Chegg, Inc.*(a) 17,601 330,547
Coursera, Inc.*(a) 15,956 226,256
Duolingo, Inc.*(a) 3,331 291,629
European Wax Center, Inc.,
Class A(a) 2,991 52,701
Frontdoor, Inc.* 11,713 282,049
Graham Holdings Co., Class B 551 312,329
Laureate Education, Inc.,
Class A(a) 16,036 185,536
Nerdy, Inc.* 7,668 16,333
OneSpaWorld Holdings
Ltd.*(a) 9,390 67,326
Perdoceo Education Corp.* 10,063 118,542
PowerSchool Holdings, Inc.,
Class A*(a) 5,940 71,577
Rover Group, Inc.*(a) 13,121 49,335
StoneMor, Inc.*(a) 2,328 7,962
Strategic Education, Inc.(a) 3,255 229,738
Stride, Inc.*(a) 5,744 234,298
Udemy, Inc.*(a) 10,210 104,244
Universal Technical Institute,
Inc.* 4,584 32,684
Vivint Smart Home, Inc.*(a) 14,400 50,112
WW International, Inc.*(a) 7,355 46,998
3,186,139
Diversified Financial Services 0.3%
Alerus Financial Corp.(a) 2,139 50,930
A-Mark Precious Metals, Inc. 2,604 83,979
Banco Latinoamericano de
Comercio Exterior SA, Class
E 4,575 60,710
Cannae Holdings, Inc.* 10,693 206,803
Compass Diversified Holdings 8,572 183,612
Jackson Financial, Inc., Class
A(a) 10,687 285,877
SWK Holdings Corp.*(a) 504 8,805
880,716
Diversified Telecommunication Services 0.6%
Anterix, Inc.* 1,668 68,505
ATN International, Inc.(a) 1,524 71,491
Bandwidth, Inc., Class A*(a) 3,047 57,345
Charge Enterprises, Inc.*(a) 15,300 72,981
Cogent Communications
Holdings, Inc. 6,123 372,033
Consolidated Communications
Holdings, Inc.* 10,977 76,839
EchoStar Corp., Class A* 4,990 96,307
Globalstar, Inc.*(a) 89,511 110,098
IDT Corp., Class B* 1,989 50,023
Iridium Communications, Inc.* 18,023 676,944
Liberty Latin America Ltd.,
Class A* 5,719 44,608
Liberty Latin America Ltd.,
Class C* 22,563 175,766
Ooma, Inc.* 2,844 33,673
Radius Global Infrastructure,
Inc.*(a) 10,428 159,131
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Starry Group Holdings, Inc.,
Class A*(a) 3,365 13,864
2,079,608
Electric Utilities 0.8%
ALLETE, Inc. 8,111 476,765
MGE Energy, Inc. 5,294 412,032
Otter Tail Corp. 5,987 401,907
PNM Resources, Inc. 12,093 577,804
Portland General Electric
Co.(a) 12,662 611,954
Via Renewables, Inc.(a) 1,565 11,988
2,492,450
Electrical Equipment 1.1%
Allied Motion Technologies,
Inc.(a) 1,829 41,774
Array Technologies, Inc.*(a) 21,334 234,887
Atkore, Inc.* 6,086 505,199
AZZ, Inc. 3,640 148,585
Babcock & Wilcox Enterprises,
Inc.*(a) 7,721 46,558
Blink Charging Co.*(a) 5,341 88,287
Bloom Energy Corp., Class
A*(a) 23,040 380,160
Encore Wire Corp. 2,694 279,960
Energy Vault Holdings, Inc.*(a) 3,560 35,671
EnerSys 5,952 350,930
Enovix Corp.*(a) 15,392 137,143
ESS Tech, Inc.* 11,413 32,070
Fluence Energy, Inc.*(a) 5,083 48,187
FTC Solar, Inc.*(a) 6,929 25,083
FuelCell Energy, Inc.*(a) 54,127 202,976
GrafTech International Ltd. 27,809 196,610
Heliogen, Inc.*(a) 2,706 5,710
NuScale Power Corp.*(a) 2,426 24,236
Powell Industries, Inc. 1,215 28,395
Preformed Line Products Co. 325 19,987
Shoals Technologies Group,
Inc., Class A* 15,826 260,812
Stem, Inc.*(a) 20,392 146,007
Thermon Group Holdings, Inc.* 4,385 61,609
TPI Composites, Inc.* 4,814 60,175
Vicor Corp.*(a) 3,101 169,718
3,530,729
Electronic Equipment, Instruments & Components 2.2%
908 Devices, Inc.*(a) 2,777 57,178
Advanced Energy Industries,
Inc. 5,317 388,035
Aeva Technologies, Inc.*(a) 13,708 42,906
AEye, Inc.*(a) 3,737 7,138
Akoustis Technologies, Inc.* 6,973 25,800
Arlo Technologies, Inc.* 11,500 72,105
Badger Meter, Inc. 4,262 344,753
Belden, Inc.(a) 6,399 340,875
Benchmark Electronics, Inc. 5,233 118,056
Cepton, Inc.* 4,938 7,703
CTS Corp. 4,659 158,639
ePlus, Inc.* 3,844 204,193

NVIT Small Cap Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 107
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Evolv Technologies Holdings,
Inc.* 11,893 31,635
Fabrinet* 5,361 434,777
FARO Technologies, Inc.* 2,566 79,110
Focus Universal, Inc.*(a) 2,504 28,596
Identiv, Inc.*(a) 3,042 35,226
Insight Enterprises, Inc.*(a) 4,444 383,428
Itron, Inc.* 6,384 315,561
Kimball Electronics, Inc.*(a) 3,314 66,611
Knowles Corp.* 12,808 221,963
Lightwave Logic, Inc.*(a) 15,816 103,437
Methode Electronics, Inc.(a) 5,130 190,015
MicroVision, Inc.*(a) 24,005 92,179
Mirion Technologies, Inc.*(a) 19,382 111,640
Napco Security Technologies,
Inc.* 4,250 87,508
nLight, Inc.* 5,990 61,218
Novanta, Inc.* 5,099 618,356
OSI Systems, Inc.*(a) 2,364 201,980
Ouster, Inc.*(a) 17,452 28,272
PAR Technology Corp.*(a) 3,773 141,450
PC Connection, Inc. 1,562 68,806
Plexus Corp.* 3,885 304,973
Rogers Corp.* 2,655 695,849
Sanmina Corp.* 8,494 345,961
ScanSource, Inc.* 3,595 111,948
SmartRent, Inc.*(a) 16,837 76,103
TTM Technologies, Inc.* 14,903 186,288
Velodyne Lidar, Inc.*(a) 27,320 26,096
Vishay Intertechnology, Inc. 18,712 333,448
Vishay Precision Group, Inc.* 1,668 48,589
7,198,404
Energy Equipment & Services 1.6%
Archrock, Inc. 19,705 162,960
Borr Drilling Ltd.*(a) 19,014 87,655
Bristow Group, Inc.* 3,332 77,969
Cactus, Inc., Class A 8,341 335,892
ChampionX Corp.(a) 28,913 573,923
Diamond Offshore Drilling,
Inc.*(a) 14,133 83,243
DMC Global, Inc.*(a) 2,539 45,778
Dril-Quip, Inc.*(a) 5,118 132,044
Expro Group Holdings NV* 10,969 126,363
Helix Energy Solutions Group,
Inc.* 20,523 63,621
Helmerich & Payne, Inc. 14,547 626,394
Liberty Energy, Inc., Class A* 20,201 257,765
Nabors Industries Ltd.* 1,282 171,660
National Energy Services
Reunited Corp.* 4,566 30,958
Newpark Resources, Inc.* 11,778 36,394
NexTier Oilfield Solutions, Inc.* 25,011 237,855
Noble Corp.* 5,324 134,963
Oceaneering International,
Inc.* 14,358 153,343
Oil States International, Inc.* 8,174 44,303
Patterson-UTI Energy, Inc.(a) 30,355 478,395
ProPetro Holding Corp.* 12,274 122,740
RPC, Inc.*(a) 9,645 66,647
Common Stocks
Shares Value ($)
Energy Equipment & Services
Select Energy Services, Inc.,
Class A* 9,168 62,526
Solaris Oilfield Infrastructure,
Inc., Class A 4,159 45,250
TETRA Technologies, Inc.*(a) 18,389 74,659
Tidewater, Inc.* 5,393 113,738
US Silica Holdings, Inc.* 10,538 120,344
Valaris Ltd.* 8,620 364,109
Weatherford International plc* 10,001 211,721
5,043,212
Entertainment 0.3%
Cinemark Holdings, Inc.*(a) 15,618 234,582
IMAX Corp.* 7,051 119,091
Liberty Media Corp.-Liberty
Braves, Class A*(a) 1,614 40,592
Liberty Media Corp.-Liberty
Braves, Class C* 5,445 130,680
Lions Gate Entertainment
Corp., Class A*(a) 8,922 83,064
Lions Gate Entertainment
Corp., Class B* 16,875 149,006
Madison Square Garden
Entertainment Corp.*(a) 3,779 198,851
Marcus Corp. (The)* 3,282 48,475
Playstudios, Inc.*(a) 11,212 47,987
Redbox Entertainment, Inc.*(a) 926 6,853
Reservoir Media, Inc.*(a) 2,894 18,869
Skillz, Inc.*(a) 43,240 53,618
1,131,668
Equity Real Estate Investment Trusts (REITs) 6.5%
Acadia Realty Trust(a) 12,772 199,499
Agree Realty Corp.(a) 10,512 758,231
Alexander & Baldwin, Inc. 10,521 188,852
Alexander's, Inc. 286 63,538
American Assets Trust, Inc. 7,197 213,751
Apartment Investment and
Management Co., Class A* 21,977 140,653
Apple Hospitality REIT, Inc. 30,979 454,462
Armada Hoffler Properties, Inc. 9,276 119,104
Ashford Hospitality Trust,
Inc.*(a) 4,867 29,105
Bluerock Residential Growth
REIT, Inc. 4,056 106,632
Braemar Hotels & Resorts,
Inc.(a) 8,254 35,410
Brandywine Realty Trust(a) 24,018 231,534
Broadstone Net Lease, Inc. 23,950 491,214
BRT Apartments Corp.(a) 1,486 31,934
CareTrust REIT, Inc. 13,825 254,933
CatchMark Timber Trust, Inc.,
Class A 6,500 65,390
CBL & Associates Properties,
Inc.*(a) 3,767 88,487
Cedar Realty Trust, Inc.(a) 1,520 43,761
Centerspace 2,114 172,397
Chatham Lodging Trust*(a) 6,587 68,834
City Office REIT, Inc. 5,578 72,235
Clipper Realty, Inc. 2,440 18,837

108 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Community Healthcare Trust,
Inc. 3,382 122,462
Corporate Office Properties
Trust(a) 15,942 417,521
CTO Realty Growth, Inc. 770 47,062
DiamondRock Hospitality Co.* 30,213 248,049
Diversified Healthcare Trust 30,671 55,821
Easterly Government
Properties, Inc.(a) 12,628 240,437
Empire State Realty Trust,
Inc., Class A(a) 19,547 137,415
Equity Commonwealth* 15,666 431,285
Essential Properties Realty
Trust, Inc. 18,473 396,985
Farmland Partners, Inc. 6,479 89,410
Four Corners Property Trust,
Inc.(a) 11,160 296,744
Franklin Street Properties
Corp. 13,566 56,570
Getty Realty Corp.(a) 5,685 150,652
Gladstone Commercial Corp. 5,472 103,092
Gladstone Land Corp.(a) 4,415 97,836
Global Medical REIT, Inc. 8,864 99,543
Global Net Lease, Inc. 15,141 214,397
Healthcare Realty Trust, Inc.
(a) 21,454 583,549
Hersha Hospitality Trust* 4,266 41,849
Independence Realty Trust,
Inc. 31,368 650,259
Indus Realty Trust, Inc.(a) 756 44,876
Industrial Logistics Properties
Trust(a) 9,359 131,775
Innovative Industrial
Properties, Inc. 3,930 431,789
InvenTrust Properties Corp.(a) 9,588 247,275
iStar, Inc.(a) 9,777 134,043
Kite Realty Group Trust 31,353 542,093
LTC Properties, Inc.(a) 5,510 211,529
LXP Industrial Trust(a) 40,721 437,344
Macerich Co. (The) 31,158 271,386
National Health Investors, Inc.
(a) 6,334 383,904
Necessity Retail REIT, Inc.
(The) 17,963 130,771
NETSTREIT Corp.(a) 6,810 128,505
NexPoint Residential Trust,
Inc. 3,276 204,783
Office Properties Income Trust 7,034 140,328
One Liberty Properties, Inc.(a) 2,143 55,675
Orion Office REIT, Inc.(a) 8,073 88,480
Outfront Media, Inc. 21,137 358,272
Paramount Group, Inc. 27,045 195,535
Pebblebrook Hotel Trust(a) 18,380 304,557
Phillips Edison & Co., Inc.(a) 16,180 540,574
Physicians Realty Trust(a) 31,847 555,730
Piedmont Office Realty Trust,
Inc., Class A 17,911 234,992
Plymouth Industrial REIT, Inc.
(a) 5,331 93,506
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Postal Realty Trust, Inc., Class
A(a) 2,205 32,854
PotlatchDeltic Corp. 9,554 422,191
PS Business Parks, Inc. 2,909 544,419
Retail Opportunity Investments
Corp. 17,103 269,885
RLJ Lodging Trust 23,727 261,709
RPT Realty 11,907 117,046
Ryman Hospitality Properties,
Inc.* 7,615 578,968
Sabra Health Care REIT, Inc. 33,224 464,139
Safehold, Inc.(a) 3,011 106,499
Saul Centers, Inc.(a) 1,569 73,916
Service Properties Trust(a) 23,140 121,022
SITE Centers Corp. 27,561 371,247
STAG Industrial, Inc. 25,530 788,366
Summit Hotel Properties, Inc.* 15,401 111,965
Sunstone Hotel Investors, Inc.* 30,426 301,826
Tanger Factory Outlet Centers,
Inc.(a) 14,349 204,043
Terreno Realty Corp. 10,518 586,168
UMH Properties, Inc. 6,281 110,922
Uniti Group, Inc.(a) 33,580 316,324
Universal Health Realty
Income Trust(a) 1,835 97,640
Urban Edge Properties(a) 16,717 254,266
Urstadt Biddle Properties, Inc.,
Class A 3,928 63,634
Veris Residential, Inc.* 12,617 167,049
Washington REIT 12,212 260,238
Whitestone REIT 7,196 77,357
Xenia Hotels & Resorts, Inc.* 16,638 241,750
21,142,896
Food & Staples Retailing 0.6%
Andersons, Inc. (The)(a) 4,546 149,973
Chefs' Warehouse, Inc. (The)* 4,626 179,905
HF Foods Group, Inc.*(a) 4,830 25,213
Ingles Markets, Inc., Class A 2,047 177,577
Natural Grocers by Vitamin
Cottage, Inc.(a) 1,204 19,204
PriceSmart, Inc. 3,595 257,510
Rite Aid Corp.*(a) 6,880 46,371
SpartanNash Co. 5,261 158,724
Sprouts Farmers Market, Inc.* 15,528 393,169
United Natural Foods, Inc.* 8,362 329,463
Village Super Market, Inc.,
Class A 1,136 25,912
Weis Markets, Inc. 2,411 179,716
1,942,737
Food Products 1.4%
Alico, Inc. 887 31,604
AppHarvest, Inc.*(a) 8,786 30,663
B&G Foods, Inc.(a) 9,360 222,581
Benson Hill, Inc.*(a) 24,223 66,371
Beyond Meat, Inc.*(a) 8,687 207,967
BRC, Inc., Class A*(a) 3,632 29,637
Calavo Growers, Inc.(a) 2,484 103,632
Cal-Maine Foods, Inc. 5,365 265,085

NVIT Small Cap Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 109
Common Stocks
Shares Value ($)
Food Products
Fresh Del Monte Produce, Inc.
(a) 4,741 140,002
Hain Celestial Group, Inc.
(The)* 10,640 252,594
Hostess Brands, Inc.*(a) 20,077 425,833
J & J Snack Foods Corp.(a) 2,168 302,783
John B Sanfilippo & Son, Inc. 1,276 92,497
Lancaster Colony Corp.(a) 2,784 358,524
Landec Corp.* 4,125 41,126
Local Bounti Corp.*(a) 2,653 8,437
Mission Produce, Inc.*(a) 5,562 79,258
Sanderson Farms, Inc. 3,029 652,840
Seneca Foods Corp., Class A* 743 41,266
Simply Good Foods Co.
(The)*(a) 12,360 466,837
Sovos Brands, Inc.* 3,928 62,337
SunOpta, Inc.* 13,818 107,504
Tattooed Chef, Inc.*(a) 6,849 43,149
Tootsie Roll Industries, Inc. 2,151 76,038
TreeHouse Foods, Inc.* 7,197 300,979
Utz Brands, Inc.(a) 8,735 120,718
Vital Farms, Inc.* 4,226 36,977
Whole Earth Brands, Inc.* 6,000 37,200
4,604,439
Gas Utilities 1.3%
Brookfield Infrastructure Corp.,
Class A(a) 13,927 591,897
Chesapeake Utilities Corp. 2,250 291,488
New Jersey Resources Corp.
(a) 13,623 606,632
Northwest Natural Holding Co. 4,827 256,314
ONE Gas, Inc. 7,658 621,753
South Jersey Industries, Inc.
(a) 17,379 593,319
Southwest Gas Holdings, Inc. 9,342 813,501
Spire, Inc.(a) 7,215 536,580
4,311,484
Health Care Equipment & Supplies 3.7%
Alphatec Holdings, Inc.* 9,136 59,750
AngioDynamics, Inc.* 5,579 107,954
Artivion, Inc.*(a) 5,629 106,276
AtriCure, Inc.*(a) 6,574 268,614
Atrion Corp. 198 124,514
Avanos Medical, Inc.* 6,668 182,303
Axogen, Inc.* 5,038 41,261
Axonics, Inc.* 6,693 379,292
BioLife Solutions, Inc.*(a) 4,769 65,860
Bioventus, Inc., Class A*(a) 3,871 26,400
Butterfly Network, Inc.*(a) 16,776 51,502
Cardiovascular Systems, Inc.* 5,974 85,787
Cerus Corp.*(a) 23,829 126,055
CONMED Corp. 3,992 382,274
CryoPort, Inc.*(a) 5,997 185,787
Cue Health, Inc.*(a) 15,246 48,787
Cutera, Inc.*(a) 2,518 94,425
Embecta Corp.* 8,115 205,472
Figs, Inc., Class A*(a) 18,045 164,390
Glaukos Corp.* 6,695 304,087
Haemonetics Corp.* 7,320 477,118
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Heska Corp.*(a) 1,416 133,826
Inari Medical, Inc.*(a) 6,826 464,100
Inogen, Inc.*(a) 2,846 68,816
Integer Holdings Corp.* 4,708 332,667
iRadimed Corp. 1,046 35,501
iRhythm Technologies, Inc.* 4,275 461,828
Lantheus Holdings, Inc.* 9,729 642,406
LeMaitre Vascular, Inc.(a) 2,777 126,492
LivaNova plc* 7,596 474,522
Meridian Bioscience, Inc.*(a) 6,221 189,243
Merit Medical Systems, Inc.* 7,909 429,221
Mesa Laboratories, Inc.(a) 708 144,390
Nano-X Imaging Ltd.*(a) 5,947 67,201
Natus Medical, Inc.*(a) 4,819 157,919
Neogen Corp.* 15,316 368,962
Nevro Corp.* 4,962 217,485
NuVasive, Inc.* 7,524 369,880
Omnicell, Inc.* 6,214 706,843
OraSure Technologies, Inc.*(a) 8,821 23,905
Orthofix Medical, Inc.* 2,495 58,732
OrthoPediatrics Corp.* 1,990 85,869
Outset Medical, Inc.*(a) 6,635 98,596
Owlet, Inc.* 3,132 5,324
Paragon 28, Inc.*(a) 6,524 103,536
PROCEPT BioRobotics
Corp.*(a) 3,622 118,403
Pulmonx Corp.*(a) 4,839 71,230
RxSight, Inc.*(a) 2,913 41,015
SeaSpine Holdings Corp.* 4,235 23,928
Senseonics Holdings, Inc.*(a) 63,903 65,820
Shockwave Medical, Inc.* 5,037 962,923
SI-BONE, Inc.* 4,639 61,235
Sight Sciences, Inc.*(a) 3,037 27,303
Silk Road Medical, Inc.* 4,995 181,768
STAAR Surgical Co.*(a) 6,896 489,133
Surmodics, Inc.* 1,885 70,179
Tactile Systems Technology,
Inc.* 2,557 18,666
TransMedics Group, Inc.* 3,931 123,630
Treace Medical Concepts,
Inc.*(a) 4,515 64,745
UFP Technologies, Inc.*(a) 950 75,592
Utah Medical Products, Inc.(a) 457 39,256
Varex Imaging Corp.*(a) 5,683 121,559
Vicarious Surgical, Inc.*(a) 7,718 22,691
ViewRay, Inc.* 20,000 53,000
Zimvie, Inc.* 2,944 47,133
Zynex, Inc. 2,855 22,783
11,957,164
Health Care Providers & Services 2.9%
1Life Healthcare, Inc.*(a) 25,514 200,030
23andMe Holding Co.*(a) 24,322 60,319
Accolade, Inc.*(a) 8,566 63,388
AdaptHealth Corp.*(a) 10,344 186,606
Addus HomeCare Corp.* 2,243 186,797
Agiliti, Inc.*(a) 3,369 69,098
AirSculpt Technologies,
Inc.*(a) 2,144 12,714
Alignment Healthcare, Inc.*(a) 11,805 134,695

110 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
AMN Healthcare Services,
Inc.*(a) 6,328 694,245
Apollo Medical Holdings,
Inc.*(a) 5,537 213,673
ATI Physical Therapy, Inc.*(a) 10,584 14,923
Aveanna Healthcare Holdings,
Inc.*(a) 8,039 18,168
Brookdale Senior Living, Inc.* 26,096 118,476
Cano Health, Inc.* 22,906 100,328
CareMax, Inc.*(a) 8,437 30,626
Castle Biosciences, Inc.*(a) 3,501 76,847
Clover Health Investments
Corp.*(a) 53,983 115,524
Community Health Systems,
Inc.* 16,299 61,121
CorVel Corp.*(a) 1,269 186,886
Covetrus, Inc.* 15,281 317,081
Cross Country Healthcare,
Inc.* 5,169 107,670
DocGo, Inc.* 11,393 81,346
Ensign Group, Inc. (The)(a) 7,686 564,690
Fulgent Genetics, Inc.*(a) 3,024 164,899
Hanger, Inc.* 5,384 77,099
HealthEquity, Inc.* 11,815 725,323
Hims & Hers Health, Inc.*(a) 17,171 77,785
Innovage Holding Corp.*(a) 3,753 16,438
Invitae Corp.*(a) 32,568 79,466
Joint Corp. (The)* 1,961 30,023
LHC Group, Inc.* 4,220 657,223
LifeStance Health Group,
Inc.*(a) 9,831 54,660
MEDNAX, Inc.* 12,158 255,440
ModivCare, Inc.* 1,779 150,325
National HealthCare Corp.(a) 1,787 124,911
National Research Corp.(a) 1,876 71,813
Oncology Institute, Inc.
(The)*(a) 2,657 13,444
OPKO Health, Inc.* 54,704 138,401
Option Care Health, Inc.*(a) 20,327 564,887
Owens & Minor, Inc. 10,582 332,804
P3 Health Partners, Inc.* 3,599 13,388
Patterson Cos., Inc. 12,466 377,720
Pennant Group, Inc. (The)*(a) 3,369 43,157
PetIQ, Inc.*(a) 3,450 57,926
Privia Health Group, Inc.*(a) 6,163 179,467
Progyny, Inc.*(a) 10,585 307,494
R1 RCM, Inc.* 19,123 400,818
RadNet, Inc.* 6,592 113,910
Select Medical Holdings Corp. 15,284 361,008
Sema4 Holdings Corp.*(a) 22,368 28,184
Surgery Partners, Inc.*(a) 5,614 162,357
US Physical Therapy, Inc.(a) 1,864 203,549
9,399,170
Health Care Technology 0.8%
Allscripts Healthcare Solutions,
Inc.*(a) 16,121 239,074
American Well Corp., Class
A*(a) 32,455 140,206
Common Stocks
Shares Value ($)
Health Care Technology
Babylon Holdings Ltd., Class
A*(a) 15,406 15,064
Computer Programs &
Systems, Inc.* 1,903 60,839
Convey Health Solutions
Holdings, Inc.*(a) 2,425 25,220
Evolent Health, Inc., Class
A*(a) 11,640 357,464
Health Catalyst, Inc.*(a) 7,596 110,066
HealthStream, Inc.* 3,420 74,248
Inspire Medical Systems,
Inc.*(a) 3,884 709,490
Multiplan Corp.*(a) 53,465 293,523
NextGen Healthcare, Inc.* 7,939 138,456
Nutex Health, Inc.*(a) 5,487 17,696
OptimizeRx Corp.* 2,290 62,723
Phreesia, Inc.*(a) 7,128 178,271
Schrodinger, Inc.*(a) 7,636 201,667
Sharecare, Inc.*(a) 8,682 13,718
Simulations Plus, Inc. 2,137 105,418
2,743,143
Hotels, Restaurants & Leisure 2.0%
Accel Entertainment, Inc.* 8,068 85,682
Bally's Corp.* 4,806 95,063
Biglari Holdings, Inc., Class B* 52 6,380
BJ's Restaurants, Inc.* 2,987 64,758
Bloomin' Brands, Inc.(a) 12,773 212,287
Bluegreen Vacations Holding
Corp. 1,763 44,005
Bowlero Corp.*(a) 5,504 58,287
Brinker International, Inc.*(a) 6,147 135,418
Century Casinos, Inc.* 3,633 26,158
Cheesecake Factory, Inc.
(The)(a) 6,736 177,965
Chuy's Holdings, Inc.* 2,633 52,449
Cracker Barrel Old Country
Store, Inc.(a) 3,282 274,014
Dave & Buster's
Entertainment, Inc.* 6,076 199,171
Denny's Corp.* 8,184 71,037
Dine Brands Global, Inc.(a) 2,234 145,389
El Pollo Loco Holdings, Inc.* 3,196 31,449
Everi Holdings, Inc.* 12,208 199,113
F45 Training Holdings, Inc.*(a) 4,270 16,781
First Watch Restaurant Group,
Inc.*(a) 984 14,189
Full House Resorts, Inc.* 5,321 32,352
Golden Entertainment, Inc.* 2,893 114,418
Hilton Grand Vacations, Inc.* 12,379 442,302
Inspirato, Inc.* 1,452 6,723
Inspired Entertainment, Inc.* 3,133 26,975
International Game
Technology plc(a) 14,378 266,856
Jack in the Box, Inc. 3,016 169,077
Krispy Kreme, Inc.(a) 10,163 138,217
Kura Sushi USA, Inc., Class
A*(a) 578 28,628
Life Time Group Holdings,
Inc.*(a) 5,906 76,069

NVIT Small Cap Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 111
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Light & Wonder, Inc.* 13,890 652,691
Lindblad Expeditions Holdings,
Inc.*(a) 3,906 31,639
Monarch Casino & Resort,
Inc.* 1,949 114,348
NEOGAMES SA* 1,917 25,707
Noodles & Co.* 6,632 31,170
ONE Group Hospitality, Inc.
(The)* 3,598 26,517
Papa John's International, Inc.
(a) 4,674 390,373
Portillo's, Inc., Class A*(a) 2,815 46,025
RCI Hospitality Holdings, Inc. 1,163 56,243
Red Rock Resorts, Inc., Class
A 7,849 261,843
Rush Street Interactive,
Inc.*(a) 8,632 40,311
Ruth's Hospitality Group, Inc. 4,848 78,828
SeaWorld Entertainment, Inc.* 6,396 282,575
Shake Shack, Inc., Class A*(a) 5,383 212,521
Sonder Holdings, Inc.*(a) 6,178 6,425
Sweetgreen, Inc., Class A*(a) 2,195 25,572
Target Hospitality Corp.*(a) 4,322 24,679
Texas Roadhouse, Inc.(a) 9,675 708,210
Vacasa, Inc., Class A*(a) 5,788 16,669
Wingstop, Inc.(a) 4,353 325,474
Xponential Fitness, Inc., Class
A* 2,400 30,144
6,599,176
Household Durables 1.5%
Aterian, Inc.*(a) 8,616 18,611
Beazer Homes USA, Inc.* 3,830 46,228
Cavco Industries, Inc.*(a) 1,324 259,491
Century Communities, Inc. 4,313 193,956
Dream Finders Homes, Inc.,
Class A*(a) 2,965 31,548
Ethan Allen Interiors, Inc.(a) 2,971 60,044
GoPro, Inc., Class A*(a) 18,842 104,196
Green Brick Partners, Inc.* 4,042 79,102
Helen of Troy Ltd.* 3,364 546,347
Hovnanian Enterprises, Inc.,
Class A* 640 27,386
Installed Building Products,
Inc. 3,455 287,318
iRobot Corp.*(a) 3,880 142,590
KB Home 11,396 324,330
Landsea Homes Corp.* 1,280 8,525
La-Z-Boy, Inc.(a) 6,083 144,228
Legacy Housing Corp.* 1,073 14,003
LGI Homes, Inc.*(a) 2,953 256,616
Lifetime Brands, Inc.(a) 1,691 18,669
Lovesac Co. (The)* 1,943 53,432
M/I Homes, Inc.* 3,887 154,158
MDC Holdings, Inc. 8,261 266,913
Meritage Homes Corp.* 5,139 372,577
Purple Innovation, Inc.*(a) 7,356 22,509
Skyline Champion Corp.* 7,639 362,241
Snap One Holdings Corp.*(a) 2,353 21,577
Sonos, Inc.* 18,475 333,289
Common Stocks
Shares Value ($)
Household Durables
Taylor Morrison Home Corp.* 16,348 381,889
Traeger, Inc.* 4,347 18,475
Tri Pointe Homes, Inc.* 14,529 245,104
Tupperware Brands Corp.*(a) 6,042 38,306
Universal Electronics, Inc.*(a) 1,713 43,801
Vizio Holding Corp., Class
A*(a) 9,601 65,479
Vuzix Corp.*(a) 7,952 56,459
Weber, Inc., Class A(a) 4,029 29,049
5,028,446
Household Products 0.3%
Central Garden & Pet Co.* 1,485 62,994
Central Garden & Pet Co.,
Class A* 5,866 234,699
Energizer Holdings, Inc. 9,663 273,946
WD-40 Co.(a) 1,967 396,075
967,714
Independent Power and Renewable Electricity Producers
0.5%
Altus Power, Inc.* 5,927 37,399
Clearway Energy, Inc., Class A 5,125 163,846
Clearway Energy, Inc., Class
C(a) 11,925 415,467
Montauk Renewables, Inc.* 9,112 91,576
Ormat Technologies, Inc.(a) 6,553 513,428
Sunnova Energy International,
Inc.*(a) 14,049 258,923
1,480,639
Industrial Conglomerates 0.0%
†
Brookfield Business Corp.,
Class A(a) 3,675 84,562
Insurance 2.1%
Ambac Financial Group, Inc.* 6,726 76,340
American Equity Investment
Life Holding Co. 11,026 403,221
AMERISAFE, Inc. 2,773 144,224
Argo Group International
Holdings Ltd. 4,705 173,426
Bright Health Group, Inc.*(a) 27,312 49,708
BRP Group, Inc., Class A* 8,274 199,817
CNO Financial Group, Inc. 16,272 294,360
Crawford & Co., Class A 2,944 22,963
Donegal Group, Inc., Class A 2,127 36,265
eHealth, Inc.* 2,878 26,852
Employers Holdings, Inc. 3,719 155,789
Enstar Group Ltd.* 1,637 350,285
Genworth Financial, Inc.,
Class A* 66,204 233,700
Goosehead Insurance, Inc.,
Class A(a) 2,786 127,237
Greenlight Capital Re Ltd.,
Class A* 3,637 28,114
HCI Group, Inc.(a) 1,022 69,251
Hippo Holdings, Inc.*(a) 36,017 31,645
Horace Mann Educators Corp. 5,449 209,133
Investors Title Co. 216 33,888
James River Group Holdings
Ltd. 4,775 118,324

112 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Insurance
Kinsale Capital Group, Inc. 3,063 703,387
Lemonade, Inc.*(a) 5,697 104,027
MBIA, Inc.*(a) 7,171 88,562
Mercury General Corp. 3,786 167,720
National Western Life Group,
Inc., Class A 321 65,067
NI Holdings, Inc.*(a) 1,529 25,121
Oscar Health, Inc., Class A* 16,715 71,039
Palomar Holdings, Inc.* 3,595 231,518
ProAssurance Corp.(a) 7,170 169,427
RLI Corp. 5,525 644,160
Root, Inc., Class A* 19,761 23,516
Safety Insurance Group, Inc.
(a) 1,931 187,500
Selective Insurance Group,
Inc. 8,445 734,208
Selectquote, Inc.*(a) 18,396 45,622
SiriusPoint Ltd.* 12,133 65,761
Stewart Information Services
Corp. 3,485 173,379
Tiptree, Inc. 3,242 34,430
Trean Insurance Group, Inc.* 3,288 20,484
Trupanion, Inc.*(a) 5,561 335,106
United Fire Group, Inc.(a) 3,036 103,922
Universal Insurance Holdings,
Inc. 3,617 47,130
6,825,628
Interactive Media & Services 0.7%
Arena Group Holdings, Inc.
(The)*(a) 1,604 14,436
Bumble, Inc., Class A*(a) 12,206 343,599
Cargurus, Inc.* 14,441 310,337
Cars.com, Inc.*(a) 9,606 90,585
DHI Group, Inc.* 6,050 30,068
Eventbrite, Inc., Class A*(a) 10,560 108,451
EverQuote, Inc., Class A*(a) 2,211 19,545
fuboTV, Inc.*(a) 25,204 62,254
Leafly Holdings, Inc.* 1,060 4,770
MediaAlpha, Inc., Class A*(a) 3,888 38,297
Outbrain, Inc.*(a) 5,650 28,419
QuinStreet, Inc.* 7,066 71,084
TrueCar, Inc.* 15,479 40,091
Vimeo, Inc.* 20,256 121,941
Wejo Group Ltd.*(a) 4,720 5,617
Yelp, Inc.* 9,731 270,230
Ziff Davis, Inc.* 6,465 481,836
ZipRecruiter, Inc., Class A* 11,306 167,555
2,209,115
Internet & Direct Marketing Retail 0.5%
1-800-Flowers.com, Inc.,
Class A*(a) 3,626 34,483
1stdibs.com, Inc.* 3,895 22,163
aka Brands Holding Corp.*(a) 1,357 3,745
BARK, Inc.*(a) 7,292 9,334
CarParts.com, Inc.* 7,011 48,656
ContextLogic, Inc., Class A*(a) 80,524 128,838
Duluth Holdings, Inc., Class
B*(a) 1,620 15,455
Groupon, Inc.*(a) 2,990 33,787
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail
Lands' End, Inc.*(a) 2,516 26,720
Liquidity Services, Inc.* 3,076 41,342
Lulu's Fashion Lounge
Holdings, Inc.*(a) 620 6,727
Overstock.com, Inc.*(a) 6,026 150,710
PetMed Express, Inc.(a) 2,644 52,616
Porch Group, Inc.*(a) 10,779 27,594
Poshmark, Inc., Class A*(a) 6,503 65,745
Quotient Technology, Inc.*(a) 11,856 35,212
Qurate Retail, Inc., Series A 49,541 142,183
RealReal, Inc. (The)*(a) 11,212 27,918
Rent the Runway, Inc., Class
A*(a) 6,610 20,293
Revolve Group, Inc.* 5,778 149,708
RumbleON, Inc., Class B* 1,465 21,550
Shutterstock, Inc.(a) 3,361 192,619
Stitch Fix, Inc., Class A* 11,020 54,439
ThredUp, Inc., Class A*(a) 8,306 20,765
Vivid Seats, Inc., Class A(a) 3,500 26,145
Xometry, Inc., Class A*(a) 4,780 162,185
1,520,932
IT Services 2.2%
AvidXchange Holdings,
Inc.*(a) 20,742 127,356
BigCommerce Holdings, Inc.,
Series 1*(a) 9,074 146,999
Bread Financial Holdings, Inc. 1,065 39,469
Brightcove, Inc.* 5,370 33,938
Cantaloupe, Inc.*(a) 7,900 44,240
Cass Information Systems,
Inc. 1,902 64,288
Cerberus Cyber Sentinel
Corp.*(a) 6,463 23,267
Conduent, Inc.* 24,702 106,713
Core Scientific, Inc.*(a) 30,962 46,133
CSG Systems International,
Inc.(a) 4,501 268,620
Cyxtera Technologies, Inc.*(a) 6,023 68,301
DigitalOcean Holdings, Inc.*(a) 10,798 446,605
Edgio, Inc.*(a) 21,367 49,358
EVERTEC, Inc. 8,504 313,628
Evo Payments, Inc., Class A* 6,908 162,476
ExlService Holdings, Inc.* 4,582 675,066
Fastly, Inc., Class A*(a) 15,788 183,299
Flywire Corp.* 8,083 142,503
Grid Dynamics Holdings, Inc.* 6,649 111,836
Hackett Group, Inc. (The) 3,642 69,089
I3 Verticals, Inc., Class A* 3,098 77,512
IBEX Holdings Ltd.* 1,124 18,962
Information Services Group,
Inc. 5,028 33,989
International Money Express,
Inc.* 4,733 96,885
Marqeta, Inc., Class A*(a) 61,430 498,197
Maximus, Inc. 8,692 543,337
MoneyGram International,
Inc.* 12,721 127,210
Paya Holdings, Inc.* 12,238 80,404
Payoneer Global, Inc.*(a) 30,632 120,077

NVIT Small Cap Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 113
Common Stocks
Shares Value ($)
IT Services
Paysafe Ltd.*(a) 47,850 93,307
Perficient, Inc.* 4,835 443,321
PFSweb, Inc.*(a) 2,337 27,483
Priority Technology Holdings,
Inc.*(a) 2,909 9,600
Rackspace Technology,
Inc.*(a) 8,766 62,852
Remitly Global, Inc.*(a) 11,902 91,169
Repay Holdings Corp.*(a) 12,527 160,972
Sabre Corp.*(a) 46,144 269,020
SolarWinds Corp. 6,832 70,028
Squarespace, Inc., Class A*(a) 4,434 92,759
StoneCo Ltd., Class A* 39,217 301,971
TTEC Holdings, Inc. 2,680 181,945
Tucows, Inc., Class A*(a) 1,416 63,026
Unisys Corp.* 9,349 112,468
Verra Mobility Corp.*(a) 20,677 324,836
7,024,514
Leisure Products 0.5%
Acushnet Holdings Corp. 4,930 205,482
AMMO, Inc.*(a) 12,107 46,612
Callaway Golf Co.*(a) 19,796 403,838
Clarus Corp.(a) 3,557 67,548
Johnson Outdoors, Inc., Class
A(a) 702 42,934
Latham Group, Inc.*(a) 5,572 38,614
Malibu Boats, Inc., Class A*(a) 3,035 159,975
Marine Products Corp.(a) 1,063 10,109
MasterCraft Boat Holdings,
Inc.*(a) 2,503 52,688
Smith & Wesson Brands, Inc. 6,985 91,713
Solo Brands, Inc., Class A*(a) 2,712 11,011
Sturm Ruger & Co., Inc.(a) 2,518 160,271
Vinco Ventures, Inc.*(a) 25,968 35,836
Vista Outdoor, Inc.* 8,079 225,404
1,552,035
Life Sciences Tools & Services 0.7%
AbCellera Biologics, Inc.*(a) 29,300 312,045
Absci Corp.* 7,740 25,697
Adaptive Biotechnologies
Corp.*(a) 15,774 127,612
Akoya Biosciences, Inc.*(a) 2,084 26,779
Alpha Teknova, Inc.*(a) 41 344
Berkeley Lights, Inc.*(a) 8,112 40,317
Bionano Genomics, Inc.*(a) 39,332 54,278
Codexis, Inc.* 8,032 84,015
Cytek Biosciences, Inc.*(a) 16,155 173,343
Inotiv, Inc.* 2,544 24,422
MaxCyte, Inc.* 12,310 58,226
Medpace Holdings, Inc.*(a) 3,898 583,414
NanoString Technologies,
Inc.*(a) 6,414 81,458
Nautilus Biotechnology,
Inc.*(a) 6,744 18,141
NeoGenomics, Inc.* 16,300 132,845
Pacific Biosciences of
California, Inc.*(a) 31,959 141,259
Quanterix Corp.* 4,603 74,523
Quantum-Si, Inc.*(a) 12,923 29,981
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Science 37 Holdings, Inc.*(a) 8,808 17,704
Seer, Inc.*(a) 7,299 65,326
Singular Genomics Systems,
Inc.*(a) 8,661 33,085
SomaLogic, Inc.*(a) 21,173 95,702
2,200,516
Machinery 3.8%
Alamo Group, Inc. 1,440 167,659
Albany International Corp.,
Class A(a) 4,516 355,816
Altra Industrial Motion Corp. 9,298 327,755
Astec Industries, Inc. 3,299 134,533
Barnes Group, Inc. 6,877 214,150
Blue Bird Corp.*(a) 2,062 18,991
Chart Industries, Inc.*(a) 5,198 870,041
CIRCOR International, Inc.* 2,357 38,631
Columbus McKinnon Corp. 4,071 115,494
Desktop Metal, Inc., Class
A*(a) 37,411 82,304
Douglas Dynamics, Inc. 3,226 92,715
Energy Recovery, Inc.* 7,895 153,321
Enerpac Tool Group Corp.(a) 8,865 168,612
EnPro Industries, Inc. 2,990 244,971
ESCO Technologies, Inc. 3,725 254,678
Evoqua Water Technologies
Corp.*(a) 16,565 538,528
Fathom Digital Manufacturing
C*(a) 1,466 5,688
Federal Signal Corp.(a) 8,697 309,613
Franklin Electric Co., Inc. 6,523 477,875
Gorman-Rupp Co. (The) 3,218 91,069
Greenbrier Cos., Inc. (The)(a) 4,615 166,094
Helios Technologies, Inc. 4,653 308,261
Hillenbrand, Inc. 10,277 420,946
Hillman Solutions Corp.*(a) 19,043 164,532
Hydrofarm Holdings Group,
Inc.*(a) 7,269 25,296
Hyliion Holdings Corp.*(a) 18,228 58,694
Hyster-Yale Materials
Handling, Inc. 1,524 49,103
Hyzon Motors, Inc.*(a) 12,422 36,521
John Bean Technologies Corp.
(a) 4,537 500,976
Kadant, Inc. 1,656 301,972
Kennametal, Inc. 11,698 271,745
Lightning eMotors, Inc.*(a) 5,539 15,343
Lindsay Corp. 1,565 207,863
Luxfer Holdings plc 3,583 54,175
Manitowoc Co., Inc. (The)* 4,515 47,543
Markforged Holding Corp.*(a) 15,580 28,823
Meritor, Inc.*(a) 9,912 360,103
Microvast Holdings, Inc.*(a) 24,127 53,562
Miller Industries, Inc. 1,480 33,552
Mueller Industries, Inc. 7,917 421,897
Mueller Water Products, Inc.,
Class A 22,346 262,119
Nikola Corp.*(a) 41,315 196,659
Omega Flex, Inc.(a) 414 44,555
Proterra, Inc.*(a) 31,284 145,158

114 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Machinery
Proto Labs, Inc.* 4,001 191,408
RBC Bearings, Inc.*(a) 4,043 747,753
REV Group, Inc.(a) 4,693 51,013
Sarcos Technology and
Robotics Corp.* 10,735 28,555
Shyft Group, Inc. (The) 5,037 93,638
SPX Corp.*(a) 6,308 333,315
Standex International Corp. 1,727 146,415
Tennant Co. 2,671 158,257
Terex Corp.(a) 9,895 270,826
Titan International, Inc.* 7,463 112,691
Trinity Industries, Inc. 11,324 274,267
Velo3D, Inc.* 7,977 11,008
Wabash National Corp.(a) 6,917 93,933
Watts Water Technologies,
Inc., Class A 3,872 475,636
Welbilt, Inc.* 19,035 453,223
Xos, Inc.*(a) 7,742 14,245
12,294,119
Marine 0.3%
Costamare, Inc. 7,664 92,735
Eagle Bulk Shipping, Inc.(a) 1,899 98,520
Eneti, Inc.(a) 3,238 19,881
Genco Shipping & Trading Ltd. 4,856 93,818
Golden Ocean Group Ltd. 17,370 202,187
Matson, Inc. 5,673 413,448
Safe Bulkers, Inc. 11,382 43,479
964,068
Media 1.0%
AdTheorent Holding Co.,
Inc.*(a) 2,269 7,011
Advantage Solutions, Inc.*(a) 11,435 43,453
AMC Networks, Inc., Class A* 4,258 123,993
Audacy, Inc.* 15,736 14,826
Boston Omaha Corp., Class
A*(a) 3,119 64,407
Cardlytics, Inc.* 4,588 102,358
Clear Channel Outdoor
Holdings, Inc.* 56,095 60,022
Cumulus Media, Inc., Class A* 2,615 20,214
Daily Journal Corp.* 163 42,184
Entravision Communications
Corp., Class A 7,770 35,431
EW Scripps Co. (The), Class
A* 8,364 104,299
Gambling.com Group Ltd.*(a) 1,227 9,656
Gannett Co., Inc.*(a) 18,383 53,311
Gray Television, Inc. 12,338 208,389
iHeartMedia, Inc., Class A* 16,145 127,384
Innovid Corp.*(a) 3,168 5,259
Integral Ad Science Holding
Corp.* 5,557 55,181
John Wiley & Sons, Inc., Class
A 6,229 297,497
Loyalty Ventures, Inc.* 2,838 10,132
Magnite, Inc.* 18,709 166,136
PubMatic, Inc., Class A* 5,904 93,815
Scholastic Corp. 3,993 143,628
Common Stocks
Shares Value ($)
Media
Sinclair Broadcast Group, Inc.,
Class A(a) 5,895 120,258
Stagwell, Inc.*(a) 11,051 60,007
TechTarget, Inc.* 3,790 249,079
TEGNA, Inc. 31,947 669,929
Thryv Holdings, Inc.*(a) 3,596 80,514
Urban One, Inc.*(a) 2,869 13,661
WideOpenWest, Inc.*(a) 7,703 140,272
3,122,306
Metals & Mining 1.4%
5E Advanced Materials, Inc.* 4,570 55,663
Allegheny Technologies, Inc.* 17,563 398,856
Alpha Metallurgical Resources,
Inc. 2,531 326,828
Arconic Corp.* 15,266 428,211
Carpenter Technology Corp.(a) 6,894 192,412
Century Aluminum Co.*(a) 7,326 53,993
Coeur Mining, Inc.* 37,535 114,106
Commercial Metals Co. 17,347 574,186
Compass Minerals
International, Inc. 4,942 174,897
Constellium SE* 17,785 234,940
Dakota Gold Corp.*(a) 7,187 24,076
Haynes International, Inc.(a) 1,638 53,677
Hecla Mining Co. 77,446 303,588
Hycroft Mining Holding
Corp.*(a) 21,357 23,706
Kaiser Aluminum Corp.(a) 2,277 180,088
Materion Corp.(a) 2,948 217,356
Novagold Resources, Inc.* 34,334 165,147
Olympic Steel, Inc.(a) 1,210 31,158
Piedmont Lithium, Inc.*(a) 2,457 89,459
PolyMet Mining Corp.* 3,769 10,365
Ramaco Resources, Inc.(a) 3,172 41,712
Ryerson Holding Corp. 2,166 46,114
Schnitzer Steel Industries,
Inc., Class A 3,801 124,825
SunCoke Energy, Inc. 12,289 83,688
TimkenSteel Corp.*(a) 6,521 122,008
Warrior Met Coal, Inc. 7,286 223,024
Worthington Industries, Inc.(a) 4,502 198,538
4,492,621
Mortgage Real Estate Investment Trusts (REITs) 1.4%
AFC Gamma, Inc.(a) 2,363 36,225
Angel Oak Mortgage, Inc.(a) 1,201 15,565
Apollo Commercial Real
Estate Finance, Inc.(a) 20,188 210,763
Arbor Realty Trust, Inc. 20,993 275,218
Ares Commercial Real Estate
Corp.(a) 6,306 77,122
ARMOUR Residential REIT,
Inc.(a) 13,360 94,054
Blackstone Mortgage Trust,
Inc., Class A(a) 24,096 666,736
BrightSpire Capital, Inc.(a) 12,535 94,639
Broadmark Realty Capital, Inc.
(a) 18,899 126,812
Chicago Atlantic Real Estate
Finance, Inc. 1,151 17,334

NVIT Small Cap Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 115
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Chimera Investment Corp.(a) 33,813 298,231
Claros Mortgage Trust, Inc.(a) 13,016 218,018
Dynex Capital, Inc. 5,424 86,350
Ellington Financial, Inc.(a) 7,615 111,712
Franklin BSP Realty Trust, Inc.
(a) 11,912 160,574
Granite Point Mortgage Trust,
Inc. 7,304 69,899
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc.(a) 12,059 456,554
Invesco Mortgage Capital, Inc.
(a) 5,243 76,967
KKR Real Estate Finance
Trust, Inc.(a) 7,321 127,752
Ladder Capital Corp. 16,474 173,636
MFA Financial, Inc. 14,525 156,141
New York Mortgage Trust, Inc.
(a) 55,319 152,681
Nexpoint Real Estate Finance,
Inc.(a) 1,109 22,479
Orchid Island Capital, Inc.(a) 25,179 71,760
PennyMac Mortgage
Investment Trust(a) 13,016 180,011
Ready Capital Corp.(a) 10,480 124,922
Redwood Trust, Inc.(a) 16,601 127,994
TPG RE Finance Trust, Inc.(a) 9,754 87,884
Two Harbors Investment Corp.
(a) 49,703 247,521
4,565,554
Multiline Retail 0.1%
Big Lots, Inc.(a) 4,390 92,058
Dillard's, Inc., Class A(a) 609 134,327
Franchise Group, Inc. 3,896 136,633
363,018
Multi-Utilities 0.5%
Avista Corp.(a) 9,772 425,180
Black Hills Corp. 9,245 672,759
NorthWestern Corp.(a) 7,691 453,230
Unitil Corp.(a) 2,247 131,944
1,683,113
Oil, Gas & Consumable Fuels 4.0%
Aemetis, Inc.*(a) 4,756 23,352
Alto Ingredients, Inc.* 11,167 41,430
Amplify Energy Corp.* 5,047 33,007
Arch Resources, Inc.(a) 2,207 315,800
Archaea Energy, Inc.*(a) 8,431 130,933
Ardmore Shipping Corp.*(a) 4,932 34,376
Battalion Oil Corp.* 611 5,212
Berry Corp. 11,341 86,418
Brigham Minerals, Inc., Class
A 7,215 177,705
California Resources Corp. 11,071 426,234
Callon Petroleum Co.* 7,002 274,478
Centennial Resource
Development, Inc., Class
A*(a) 29,108 174,066
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Centrus Energy Corp., Class
A*(a) 1,261 31,210
Civitas Resources, Inc. 10,435 545,646
Clean Energy Fuels Corp.* 22,654 101,490
CNX Resources Corp.* 27,275 448,947
Comstock Resources, Inc.* 13,185 159,275
CONSOL Energy, Inc.* 4,929 243,394
Crescent Energy Co., Class
A(a) 4,789 59,767
CVR Energy, Inc. 4,247 142,275
Delek US Holdings, Inc.* 9,974 257,728
Denbury, Inc.*(a) 7,295 437,627
DHT Holdings, Inc.(a) 19,999 122,594
Dorian LPG Ltd. 4,172 63,414
Earthstone Energy, Inc., Class
A*(a) 6,117 83,497
Empire Petroleum Corp.*(a) 958 11,371
Energy Fuels, Inc.*(a) 22,214 109,071
Equitrans Midstream Corp. 59,806 380,366
Excelerate Energy, Inc., Class
A* 2,625 52,290
FLEX LNG Ltd.(a) 4,034 110,491
Frontline Ltd.*(a) 17,926 158,824
Gevo, Inc.*(a) 29,066 68,305
Golar LNG Ltd.*(a) 14,124 321,321
Green Plains, Inc.*(a) 5,719 155,385
Gulfport Energy Corp.* 1,684 133,895
HighPeak Energy, Inc.(a) 699 17,908
International Seaways, Inc.(a) 6,530 138,436
Kinetik Holdings, Inc.(a) 2,343 79,990
Kosmos Energy Ltd.* 63,889 395,473
Laredo Petroleum, Inc.* 2,415 166,490
Magnolia Oil & Gas Corp.,
Class A(a) 23,610 495,574
Matador Resources Co.(a) 15,995 745,207
Murphy Oil Corp.(a) 21,166 639,002
NACCO Industries, Inc., Class
A 573 21,717
NextDecade Corp.*(a) 4,375 19,425
Nordic American Tankers Ltd.
(a) 28,038 59,721
Northern Oil and Gas, Inc. 9,281 234,438
Oasis Petroleum, Inc.(a) 2,782 338,430
Par Pacific Holdings, Inc.* 6,534 101,865
PBF Energy, Inc., Class A*(a) 13,975 405,555
Peabody Energy Corp.*(a) 16,659 355,336
Ranger Oil Corp.* 3,022 99,333
REX American Resources
Corp.* 822 69,706
Riley Exploration Permian, Inc.
(a) 1,422 34,384
Ring Energy, Inc.*(a) 12,232 32,537
SandRidge Energy, Inc.*(a) 2,699 42,293
Scorpio Tankers, Inc. 7,120 245,711
SFL Corp. Ltd. 16,252 154,232
SilverBow Resources, Inc.*(a) 1,660 47,078
Sitio Royalties Corp.(a) 1,787 41,423
SM Energy Co. 17,376 594,085
Talos Energy, Inc.* 9,360 144,799
Teekay Corp.*(a) 11,342 32,665

116 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Teekay Tankers Ltd., Class A* 3,181 56,081
Tellurian, Inc.*(a) 72,195 215,141
Uranium Energy Corp.*(a) 39,226 120,816
Ur-Energy, Inc.*(a) 28,706 30,428
VAALCO Energy, Inc.(a) 8,271 57,401
Vertex Energy, Inc.*(a) 7,652 80,499
W&T Offshore, Inc.* 12,405 53,590
Whiting Petroleum Corp. 5,567 378,723
World Fuel Services Corp. 9,200 188,232
12,854,918
Paper & Forest Products 0.1%
Clearwater Paper Corp.* 2,493 83,840
Glatfelter Corp. 5,800 39,904
Neenah, Inc. 2,453 83,745
Resolute Forest Products,
Inc.* 6,502 82,966
Sylvamo Corp. 5,024 164,184
454,639
Personal Products 0.7%
Beauty Health Co. (The)*(a) 14,113 181,493
BellRing Brands, Inc.*(a) 16,386 407,848
Edgewell Personal Care Co. 7,608 262,628
elf Beauty, Inc.* 7,061 216,632
Herbalife Nutrition Ltd.* 14,015 286,607
Honest Co., Inc. (The)* 8,985 26,236
Inter Parfums, Inc. 2,558 186,888
Medifast, Inc. 1,658 299,286
Nature's Sunshine Products,
Inc.* 2,114 22,556
Nu Skin Enterprises, Inc.,
Class A(a) 7,178 310,807
Thorne HealthTech, Inc.*(a) 1,305 6,316
USANA Health Sciences, Inc.* 1,589 114,980
Veru, Inc.*(a) 9,301 105,101
2,427,378
Pharmaceuticals 1.5%
Aclaris Therapeutics, Inc.*(a) 8,464 118,157
Aerie Pharmaceuticals, Inc.*(a) 6,627 49,702
Amneal Pharmaceuticals, Inc.* 13,059 41,528
Amphastar Pharmaceuticals,
Inc.* 5,404 188,005
Amylyx Pharmaceuticals,
Inc.*(a) 1,669 32,145
AN2 Therapeutics, Inc.* 791 6,130
ANI Pharmaceuticals, Inc.*(a) 1,857 55,097
Arvinas, Inc.*(a) 6,753 284,234
Atea Pharmaceuticals, Inc.*(a) 10,795 76,644
Athira Pharma, Inc.*(a) 4,871 14,857
Axsome Therapeutics, Inc.*(a) 3,796 145,387
Cara Therapeutics, Inc.*(a) 5,757 52,561
Cassava Sciences, Inc.*(a) 5,569 156,600
CinCor Pharma, Inc.*(a) 1,933 36,418
Collegium Pharmaceutical,
Inc.* 4,657 82,522
Corcept Therapeutics, Inc.*(a) 12,064 286,882
DICE Therapeutics, Inc.*(a) 4,017 62,344
Edgewise Therapeutics,
Inc.*(a) 4,206 33,480
Common Stocks
Shares Value ($)
Pharmaceuticals
Endo International plc*(a) 15,236 7,095
Esperion Therapeutics, Inc.* 9,033 57,450
Evolus, Inc.*(a) 5,022 58,255
EyePoint Pharmaceuticals,
Inc.*(a) 3,716 29,245
Fulcrum Therapeutics, Inc.*(a) 5,418 26,548
Harmony Biosciences
Holdings, Inc.* 3,710 180,937
Innoviva, Inc.*(a) 8,952 132,132
Intra-Cellular Therapies, Inc.* 12,962 739,871
Liquidia Corp.* 6,752 29,439
Nektar Therapeutics*(a) 25,674 97,561
NGM Biopharmaceuticals,
Inc.* 5,547 71,113
Nuvation Bio, Inc.*(a) 16,468 53,356
Ocular Therapeutix, Inc.*(a) 10,225 41,105
Pacira BioSciences, Inc.* 6,422 374,403
Phathom Pharmaceuticals,
Inc.*(a) 3,549 29,954
Phibro Animal Health Corp.,
Class A 2,743 52,474
Prestige Consumer
Healthcare, Inc.* 7,225 424,830
Provention Bio, Inc.*(a) 9,032 36,128
Reata Pharmaceuticals, Inc.,
Class A*(a) 3,720 113,051
Relmada Therapeutics, Inc.* 3,875 73,586
Revance Therapeutics, Inc.* 9,718 134,303
SIGA Technologies, Inc.(a) 6,664 77,169
Supernus Pharmaceuticals,
Inc.* 7,029 203,279
Tarsus Pharmaceuticals,
Inc.*(a) 2,565 37,449
Theravance Biopharma, Inc.* 8,688 78,713
Theseus Pharmaceuticals,
Inc.*(a) 2,825 15,622
Tricida, Inc.*(a) 4,711 45,602
Ventyx Biosciences, Inc.*(a) 3,171 38,781
Xeris Biopharma Holdings,
Inc.*(a) 18,732 28,847
5,010,991
Professional Services 1.8%
Alight, Inc., Class A*(a) 48,041 324,277
ASGN, Inc.* 7,100 640,775
Atlas Technical Consultants,
Inc.*(a) 2,940 15,464
Barrett Business Services, Inc. 1,012 73,744
CBIZ, Inc.* 7,068 282,437
CRA International, Inc. 1,036 92,536
Exponent, Inc. 7,295 667,274
First Advantage Corp.*(a) 7,777 98,535
Forrester Research, Inc.* 1,507 72,095
Franklin Covey Co.* 1,647 76,058
Heidrick & Struggles
International, Inc. 2,774 89,767
HireRight Holdings Corp.*(a) 3,000 42,630
Huron Consulting Group, Inc.* 2,975 193,345
ICF International, Inc.(a) 2,676 254,220
Insperity, Inc. 5,134 512,527

NVIT Small Cap Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 117
Common Stocks
Shares Value ($)
Professional Services
Kelly Services, Inc., Class A 5,231 103,731
Kforce, Inc. 2,924 179,358
Korn Ferry 7,580 439,792
Legalzoom.com, Inc.*(a) 13,860 152,321
ManTech International Corp.,
Class A 4,230 403,753
Planet Labs PBC*(a) 21,999 95,256
Red Violet, Inc.* 1,341 25,533
Resources Connection, Inc. 4,664 95,006
Skillsoft Corp.*(a) 11,485 40,427
Spire Global, Inc.*(a) 17,696 20,527
Sterling Check Corp.*(a) 3,350 54,639
TriNet Group, Inc.* 5,299 411,308
TrueBlue, Inc.* 4,938 88,390
Upwork, Inc.* 17,244 356,606
Willdan Group, Inc.* 1,461 40,294
5,942,625
Real Estate Management & Development 0.8%
American Realty Investors,
Inc.*(a) 366 5,194
Anywhere Real Estate, Inc.*(a) 16,536 162,549
Compass, Inc., Class A*(a) 36,880 133,137
Cushman & Wakefield plc*(a) 22,495 342,824
DigitalBridge Group, Inc.* 83,666 408,290
Doma Holdings, Inc.*(a) 19,375 19,956
Douglas Elliman, Inc. 11,246 53,868
eXp World Holdings, Inc.(a) 9,114 107,272
Forestar Group, Inc.* 2,219 30,378
FRP Holdings, Inc.* 900 54,315
Kennedy-Wilson Holdings, Inc.
(a) 17,312 327,889
Marcus & Millichap, Inc. 3,458 127,911
Newmark Group, Inc., Class
A(a) 20,915 202,248
Offerpad Solutions, Inc.*(a) 9,659 21,057
RE/MAX Holdings, Inc., Class
A 2,477 60,736
Redfin Corp.*(a) 14,904 122,809
RMR Group, Inc. (The), Class
A 2,041 57,862
Seritage Growth Properties,
Class A*(a) 6,599 34,381
St Joe Co. (The) 4,824 190,837
Stratus Properties, Inc.* 834 26,876
Tejon Ranch Co.* 2,771 43,006
Transcontinental Realty
Investors, Inc.*(a) 178 7,083
2,540,478
Road & Rail 0.6%
ArcBest Corp. 3,460 243,480
Bird Global, Inc., Class A*(a) 24,255 10,575
Covenant Logistics Group, Inc. 1,565 39,266
Daseke, Inc.* 4,854 31,017
Heartland Express, Inc. 6,970 96,953
Marten Transport Ltd. 8,779 147,663
PAM Transportation Services,
Inc.* 710 19,447
Saia, Inc.*(a) 3,759 706,692
Common Stocks
Shares Value ($)
Road & Rail
TuSimple Holdings, Inc., Class
A* 19,797 143,132
Universal Logistics Holdings,
Inc. 1,000 27,310
Werner Enterprises, Inc. 9,198 354,491
1,820,026
Semiconductors & Semiconductor Equipment 2.8%
ACM Research, Inc., Class A* 6,784 114,175
Alpha & Omega
Semiconductor Ltd.* 3,114 103,821
Ambarella, Inc.* 5,132 335,941
Amkor Technology, Inc.(a) 14,692 249,029
Atomera, Inc.* 2,708 25,401
Axcelis Technologies, Inc.* 4,740 259,942
AXT, Inc.* 5,326 31,210
CEVA, Inc.* 3,208 107,661
CMC Materials, Inc. 4,039 704,765
Cohu, Inc.* 6,907 191,669
Credo Technology Group
Holding Ltd.*(a) 3,399 39,700
CyberOptics Corp.* 1,014 35,429
Diodes, Inc.* 6,321 408,147
FormFactor, Inc.* 11,291 437,300
Ichor Holdings Ltd.* 4,134 107,401
Impinj, Inc.*(a) 2,765 162,223
indie Semiconductor, Inc.,
Class A*(a) 14,119 80,478
Kulicke & Soffa Industries, Inc. 8,225 352,112
MACOM Technology Solutions
Holdings, Inc.* 7,289 336,023
MaxLinear, Inc.* 10,290 349,654
NeoPhotonics Corp.* 7,718 121,404
Onto Innovation, Inc.* 7,034 490,551
PDF Solutions, Inc.*(a) 4,216 90,686
Photronics, Inc.* 8,616 167,840
Power Integrations, Inc. 8,183 613,807
Rambus, Inc.* 15,512 333,353
Rigetti Computing, Inc.*(a) 4,535 16,643
Rockley Photonics Holdings
Ltd.*(a) 14,422 31,440
Semtech Corp.* 8,956 492,311
Silicon Laboratories, Inc.* 5,136 720,170
SiTime Corp.* 2,267 369,589
SkyWater Technology, Inc.* 1,049 6,315
SMART Global Holdings, Inc.* 7,009 114,737
SunPower Corp.*(a) 11,553 182,653
Synaptics, Inc.* 5,613 662,615
Transphorm, Inc.*(a) 3,034 11,560
Ultra Clean Holdings, Inc.* 6,470 192,612
Veeco Instruments, Inc.* 7,232 140,301
9,190,668
Software 5.3%
8x8, Inc.*(a) 16,289 83,888
A10 Networks, Inc. 8,575 123,309
ACI Worldwide, Inc.* 16,206 419,573
Agilysys, Inc.* 2,768 130,843
Alarm.com Holdings, Inc.*(a) 6,769 418,730
Alkami Technology, Inc.*(a) 5,075 70,492

118 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Software
Altair Engineering, Inc., Class
A*(a) 7,354 386,085
American Software, Inc., Class
A 4,429 71,573
Amplitude, Inc., Class A*(a) 7,912 113,062
Appfolio, Inc., Class A* 2,667 241,737
Appian Corp.*(a) 5,575 264,032
Applied Blockchain, Inc.*(a) 5,305 5,570
Arteris, Inc.*(a) 2,394 16,686
Asana, Inc., Class A*(a) 10,774 189,407
Avaya Holdings Corp.* 10,497 23,513
AvePoint, Inc.*(a) 18,223 79,088
Benefitfocus, Inc.*(a) 4,082 31,758
Blackbaud, Inc.*(a) 6,572 381,636
Blackline, Inc.*(a) 7,735 515,151
Blend Labs, Inc., Class A*(a) 26,175 61,773
Box, Inc., Class A* 18,267 459,232
BTRS Holdings, Inc., Class
1*(a) 14,500 72,210
C3.ai, Inc., Class A*(a) 8,578 156,634
Cerence, Inc.*(a) 5,717 144,240
ChannelAdvisor Corp.* 4,678 68,205
Cipher Mining, Inc.*(a) 5,528 7,573
Cleanspark, Inc.*(a) 4,823 18,906
Clear Secure, Inc., Class A*(a) 8,803 176,060
CommVault Systems, Inc.*(a) 6,300 396,270
Consensus Cloud Solutions,
Inc.*(a) 2,365 103,303
Couchbase, Inc.*(a) 3,749 61,559
CS Disco, Inc.*(a) 3,146 56,754
Cvent Holding Corp.*(a) 11,894 54,950
Digimarc Corp.*(a) 2,116 29,920
Digital Turbine, Inc.* 13,126 229,311
Domo, Inc., Class B* 4,148 115,314
Duck Creek Technologies,
Inc.*(a) 10,928 162,281
E2open Parent Holdings,
Inc.*(a) 28,983 225,488
Ebix, Inc. 3,558 60,130
eGain Corp.*(a) 3,411 33,257
Enfusion, Inc., Class A*(a) 3,603 36,787
EngageSmart, Inc.* 4,938 79,403
Envestnet, Inc.* 7,094 374,350
Everbridge, Inc.* 5,601 156,212
EverCommerce, Inc.*(a) 3,279 29,642
ForgeRock, Inc., Class A*(a) 3,945 84,502
Greenidge Generation
Holdings, Inc.*(a) 1,302 3,307
GTY Technology Holdings,
Inc.* 5,772 36,133
Instructure Holdings, Inc.*(a) 2,448 55,570
Intapp, Inc.*(a) 1,876 27,465
InterDigital, Inc.(a) 4,490 272,992
IronNet, Inc.* 9,171 20,268
Kaleyra, Inc.* 4,171 8,509
KnowBe4, Inc., Class A*(a) 10,306 160,980
Latch, Inc.* 9,956 11,350
LivePerson, Inc.*(a) 9,465 133,835
LiveRamp Holdings, Inc.* 9,467 244,343
LiveVox Holdings, Inc.*(a) 4,142 6,876
Common Stocks
Shares Value ($)
Software
Marathon Digital Holdings,
Inc.*(a) 13,639 72,832
Matterport, Inc.*(a) 30,975 113,369
MeridianLink, Inc.*(a) 3,043 50,818
MicroStrategy, Inc., Class
A*(a) 1,331 218,683
Mitek Systems, Inc.*(a) 6,057 55,967
Model N, Inc.* 5,076 129,844
Momentive Global, Inc.* 19,529 171,855
N-able, Inc.* 9,647 86,823
NextNav, Inc.*(a) 6,902 15,668
Olo, Inc., Class A* 12,723 125,576
ON24, Inc.*(a) 5,886 55,858
OneSpan, Inc.* 6,006 71,471
PagerDuty, Inc.*(a) 12,164 301,424
Ping Identity Holding Corp.* 10,936 198,379
Progress Software Corp.(a) 6,186 280,226
PROS Holdings, Inc.*(a) 5,842 153,236
Q2 Holdings, Inc.*(a) 8,023 309,447
Qualys, Inc.* 5,524 696,797
Rapid7, Inc.*(a) 8,239 550,365
Rimini Street, Inc.* 6,988 41,998
Riot Blockchain, Inc.*(a) 15,360 64,358
Sailpoint Technologies
Holdings, Inc.*(a) 13,216 828,378
Sapiens International Corp.
NV 4,073 98,526
SecureWorks Corp., Class A* 1,886 20,482
ShotSpotter, Inc.* 1,386 37,297
Sprout Social, Inc., Class A* 6,475 376,003
SPS Commerce, Inc.* 5,132 580,173
Sumo Logic, Inc.* 13,201 98,876
Telos Corp.* 7,622 61,586
Tenable Holdings, Inc.* 15,554 706,307
Terawulf, Inc.*(a) 3,452 4,142
Upland Software, Inc.* 3,961 57,514
UserTesting, Inc.*(a) 6,694 33,604
Varonis Systems, Inc.*(a) 15,297 448,508
Verint Systems, Inc.* 9,003 381,277
Veritone, Inc.*(a) 5,268 34,400
Viant Technology, Inc., Class
A*(a) 2,617 13,294
Vonage Holdings Corp.* 36,648 690,448
WM Technology, Inc.*(a) 10,154 33,407
Workiva, Inc.*(a) 6,746 445,169
Xperi Holding Corp.(a) 14,755 212,915
Yext, Inc.* 16,143 77,164
Zeta Global Holdings Corp.,
Class A*(a) 4,405 19,911
Zuora, Inc., Class A* 16,168 144,704
17,171,106
Specialty Retail 2.2%
Aaron's Co., Inc. (The)(a) 4,226 61,488
Abercrombie & Fitch Co.,
Class A* 7,022 118,812
Academy Sports & Outdoors,
Inc. 11,869 421,824
American Eagle Outfitters, Inc.
(a) 21,853 244,317

NVIT Small Cap Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 119
Common Stocks
Shares Value ($)
Specialty Retail
America's Car-Mart, Inc.* 874 87,924
Arko Corp. 12,294 100,319
Asbury Automotive Group,
Inc.*(a) 3,134 530,712
Bed Bath & Beyond, Inc.* 11,124 55,286
Big 5 Sporting Goods Corp.(a) 3,349 37,542
Boot Barn Holdings, Inc.* 4,261 293,626
Buckle, Inc. (The) 4,381 121,310
Build-A-Bear Workshop, Inc. 2,007 32,955
Caleres, Inc. 5,154 135,241
Camping World Holdings, Inc.,
Class A(a) 5,446 117,579
Cato Corp. (The), Class A 2,080 24,149
Chico's FAS, Inc.*(a) 17,687 87,904
Children's Place, Inc. (The)* 1,935 75,310
Citi Trends, Inc.* 1,148 27,150
Conn's, Inc.*(a) 1,603 12,856
Container Store Group, Inc.
(The)* 5,148 32,072
Designer Brands, Inc., Class
A(a) 8,180 106,831
Destination XL Group, Inc.* 8,455 28,662
EVgo, Inc.*(a) 9,615 57,786
Express, Inc.* 9,089 17,814
Foot Locker, Inc.(a) 11,757 296,864
Genesco, Inc.* 1,855 92,583
Group 1 Automotive, Inc. 2,275 386,295
GrowGeneration Corp.*(a) 7,870 28,253
Guess?, Inc.(a) 4,817 82,130
Haverty Furniture Cos., Inc. 1,955 45,317
Hibbett, Inc.(a) 1,818 79,465
JOANN, Inc.(a) 784 6,076
LL Flooring Holdings, Inc.*(a) 3,742 35,063
MarineMax, Inc.* 3,049 110,130
Monro, Inc. 4,898 210,026
Murphy USA, Inc.(a) 3,170 738,198
National Vision Holdings,
Inc.*(a) 11,483 315,783
ODP Corp. (The)* 6,083 183,950
OneWater Marine, Inc., Class
A* 1,519 50,203
Party City Holdco, Inc.*(a) 14,742 19,459
Rent-A-Center, Inc.(a) 7,511 146,089
Sally Beauty Holdings, Inc.*(a) 15,155 180,648
Shoe Carnival, Inc. 2,364 51,086
Signet Jewelers Ltd.(a) 6,602 352,943
Sleep Number Corp.*(a) 3,210 99,350
Sonic Automotive, Inc., Class
A 3,084 112,967
Sportsman's Warehouse
Holdings, Inc.*(a) 6,151 58,988
Tile Shop Holdings, Inc. 5,149 15,807
Tilly's, Inc., Class A 3,024 21,228
Torrid Holdings, Inc.*(a) 1,699 7,340
TravelCenters of America,
Inc.* 1,672 57,634
Urban Outfitters, Inc.*(a) 9,329 174,079
Volta, Inc.*(a) 17,289 22,476
Warby Parker, Inc., Class A*(a) 11,810 132,981
Winmark Corp. 403 78,815
Common Stocks
Shares Value ($)
Specialty Retail
Zumiez, Inc.*(a) 2,214 57,564
7,079,259
Technology Hardware, Storage & Peripherals 0.3%
3D Systems Corp.*(a) 18,224 176,773
Avid Technology, Inc.* 5,313 137,872
CompoSecure, Inc.*(a) 1,176 6,115
Corsair Gaming, Inc.*(a) 5,421 71,178
Diebold Nixdorf, Inc.*(a) 8,411 19,093
Eastman Kodak Co.*(a) 8,087 37,524
IonQ, Inc.*(a) 16,812 73,636
Super Micro Computer, Inc.* 6,449 260,217
Turtle Beach Corp.* 1,995 24,399
Xerox Holdings Corp. 16,180 240,273
1,047,080
Textiles, Apparel & Luxury Goods 0.6%
Allbirds, Inc., Class A*(a) 13,352 52,473
Crocs, Inc.* 8,586 417,881
Ermenegildo Zegna Holditalia
SpA*(a) 6,692 70,601
Fossil Group, Inc.*(a) 5,813 30,053
G-III Apparel Group Ltd.* 6,462 130,726
Kontoor Brands, Inc. 7,977 266,193
Movado Group, Inc.(a) 2,113 65,355
Oxford Industries, Inc.(a) 2,195 194,784
PLBY Group, Inc.*(a) 3,675 23,520
Rocky Brands, Inc. 914 31,241
Steven Madden Ltd. 11,168 359,721
Superior Group of Cos., Inc. 1,903 33,778
Unifi, Inc.* 1,638 23,030
Wolverine World Wide, Inc.(a) 11,322 228,252
1,927,608
Thrifts & Mortgage Finance 1.4%
Axos Financial, Inc.* 8,241 295,440
Blue Foundry Bancorp*(a) 4,206 50,430
Bridgewater Bancshares, Inc.* 3,221 51,987
Capitol Federal Financial, Inc.
(a) 17,391 159,649
Columbia Financial, Inc.*(a) 4,895 106,760
Enact Holdings, Inc.(a) 4,250 91,290
Essent Group Ltd. 14,911 580,038
Federal Agricultural Mortgage
Corp., Class C 1,347 131,535
Finance of America Cos., Inc.,
Class A* 7,374 11,577
Flagstar Bancorp, Inc. 6,806 241,273
Greene County Bancorp, Inc.
(a) 479 21,694
Hingham Institution for
Savings 213 60,443
Home Bancorp, Inc.(a) 1,225 41,809
Home Point Capital, Inc.(a) 1,076 4,218
Kearny Financial Corp.(a) 8,770 97,435
Luther Burbank Corp.(a) 2,947 38,458
Merchants Bancorp 2,485 56,335
Mr. Cooper Group, Inc.*(a) 10,273 377,430
NMI Holdings, Inc., Class A* 12,323 205,178
Northfield Bancorp, Inc. 5,884 76,669
PCSB Financial Corp. 1,814 34,629

120 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
PennyMac Financial Services,
Inc. 4,341 189,745
Pioneer Bancorp, Inc.* 2,248 22,030
Provident Bancorp, Inc. 2,573 40,396
Provident Financial Services,
Inc. 9,911 220,619
Radian Group, Inc. 24,520 481,818
Southern Missouri Bancorp,
Inc.(a) 1,175 53,181
Sterling Bancorp, Inc.* 2,422 13,805
TrustCo Bank Corp. 2,520 77,717
Velocity Financial, Inc.*(a) 1,120 12,309
Walker & Dunlop, Inc.(a) 4,263 410,697
Waterstone Financial, Inc. 3,461 59,010
WSFS Financial Corp. 8,532 342,048
4,657,652
Tobacco 0.2%
22nd Century Group, Inc.*(a) 22,706 48,364
Turning Point Brands, Inc. 1,943 52,714
Universal Corp. 3,498 211,629
Vector Group Ltd. 20,343 213,601
526,308
Trading Companies & Distributors 1.5%
Alta Equipment Group, Inc.* 3,211 28,803
Applied Industrial
Technologies, Inc. 5,417 520,953
Beacon Roofing Supply,
Inc.*(a) 7,688 394,856
BlueLinx Holdings, Inc.* 1,371 91,596
Boise Cascade Co. 5,745 341,770
Custom Truck One Source,
Inc.*(a) 7,944 44,486
Distribution Solutions Group,
Inc.* 635 32,633
DXP Enterprises, Inc.* 2,154 65,977
GATX Corp. 5,112 481,346
Global Industrial Co.(a) 1,704 57,544
GMS, Inc.* 6,191 275,499
H&E Equipment Services, Inc. 4,680 135,580
Herc Holdings, Inc. 3,690 332,653
Hudson Technologies, Inc.* 6,103 45,834
Karat Packaging, Inc.*(a) 1,070 18,254
McGrath RentCorp 3,537 268,812
MRC Global, Inc.* 11,378 113,325
NOW, Inc.* 16,151 157,957
Rush Enterprises, Inc., Class A 6,105 294,261
Rush Enterprises, Inc., Class
B 1,004 49,808
Textainer Group Holdings Ltd. 6,733 184,552
Titan Machinery, Inc.* 2,611 58,512
Transcat, Inc.* 932 52,947
Triton International Ltd. 9,004 474,061
Veritiv Corp.* 2,070 224,698
4,746,717
Water Utilities 0.5%
American States Water Co. 5,360 436,894
Artesian Resources Corp.,
Class A 1,086 53,399
Common Stocks
Shares Value ($)
Water Utilities
California Water Service
Group 7,646 424,735
Global Water Resources, Inc.
(a) 2,173 28,705
Middlesex Water Co. 2,256 197,806
Pure Cycle Corp.* 3,202 33,749
SJW Group 3,822 238,531
York Water Co. (The) 1,903 76,938
1,490,757
Wireless Telecommunication Services 0.2%
Gogo, Inc.* 7,078 114,593
KORE Group Holdings,
Inc.*(a) 4,965 15,243
Shenandoah
Telecommunications Co.(a) 6,937 154,001
Telephone & Data Systems,
Inc. 14,586 230,313
United States Cellular Corp.* 2,064 59,773
573,923
Total Common Stocks
(cost $275,308,927) 322,042,397
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Aduro Biotech, Inc.,
CVR*^∞(a) 2,552 0
Oncternal Therapeutics, Inc.,
CVR*∞(a) 97 100
100
Pharmaceuticals 0.0%
†
Zogenix, Inc., CVR*^∞ 7,758 0
Total Rights
(cost $6,479) 100
Repurchase Agreements 8.4%
Principal
Amount ($)
Bank of America NA,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $5,000,216,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
2/1/2043 - 6/1/2045; total
market value $5,100,000.
(b)(c) 5,000,000 5,000,000

NVIT Small Cap Index Fund - June 30, 2022 (Unaudited) - Statement of Investments - 121
Repurchase Agreements
Principal
Amount ($) Value ($)
BofA Securities, Inc.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $1,000,044,
collateralized by U.S.
Government Agency
Security, 3.30%, maturing
11/25/2027; total market
value $1,020,000.(b)(c) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $16,137,732,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072;
total market value
$16,459,777.(b)(c) 16,137,036 16,137,036
Pershing LLC,
1.58%, dated 6/30/2022,
due 7/1/2022, repurchase
price $5,000,220,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.50%, maturing
10/25/2022 - 5/20/2072;
total market value
$5,100,000.(b)(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $27,137,036) 27,137,036
Total Investments
(cost $302,452,442) — 107.5% 349,179,533
Liabilities in excess of other assets — (7.5)% (24,454,553)
NET ASSETS — 100.0%
$ 324,724,980
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2022. The total value of securities on loan as of
June 30, 2022 was $96,874,059, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $27,137,036 and by $73,544,042 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from 7/14/2022 – 5/15/2052, a total value of $100,681,078.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $27,137,036.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of June 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 33 9/2022 USD 2,818,200 (78,147)
Net contracts (78,147)
As of June 30, 2022, the Fund had $183,400 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

122 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index Fund
Assets:
Investment securities of affiliated issuers, at value $ 39,400
Investment securities of unaffiliated issuers, at value
*
2,080,722,542
Repurchase agreements, at value 151,650,555
Cash 100,839,035
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 11,380,558
Security lending income receivable 26,385
Receivable for investments sold 45,892,507
Receivable for capital shares issued 27,879
Reclaims receivable —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 10,424
Total Assets 2,390,589,285
Liabilities:
Payable for investments purchased 126,852,104
Payable for capital shares redeemed 2,427,266
Payable for variation margin on futures contracts —
TBA Sale Commitments, at value (Note 2) 75,827
Payable upon return of securities loaned (Note 2) 151,650,555
Accrued expenses and other payables:
Investment advisory fees 317,496
Fund administration fees 106,775
Distribution fees —
Administrative servicing fees 44,048
Accounting and transfer agent fees 14,137
Trustee fees 15
Custodian fees 40,325
Compliance program costs (Note 3) 2,177
Professional fees 29,307
Printing fees 17,344
Other 18,386
Total Liabilities 281,595,762
Net Assets $ 2,108,993,523
* Includes value of securities on loan (Note 2) 305,875,035
Cost of investment securities of affiliated issuers 25,552
Cost of investment securities of unaffiliated issuers 2,244,441,964
Cost of repurchase agreements 151,650,555
Cost of foreign currencies —
Represented by:
Capital $ 2,248,154,571
Total distributable earnings (loss) (139,161,048)
Net Assets $ 2,108,993,523

Index Funds - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 123
NVIT International Index
Fund NVIT Mid Cap Index Fund NVIT S&P 500 Index Fund
NVIT Small Cap Index
Fund
$ — $ — $ — $ —
1,541,208,305 998,969,219 2,423,411,996 322,042,497
26,161,115 28,844,954 3,119,703 27,137,036
293,885 6,319,507 25,931,032 2,472,879
1,195,008 423,092 1,537,599 179,224
11,406,896 — — —
2,183,797 1,057,105 1,926,610 336,785
15,392 102,193 15,640 48,460
— — — 1,687
33,318 5,560,427 1,297,837 209,396
8,518,320 — — —
— — — 5,864
8,871 5,587 11,915 1,781
1,591,024,907 1,041,282,084 2,457,252,332 352,435,609
— — — 170,384
230,623 187,949 308,815 144,454
257,308 69,401 230,454 17,887
— — — —
26,161,115 28,844,954 3,119,703 27,137,036
321,993 177,291 241,154 52,980
96,464 76,759 170,651 41,744
42,540 9,016 337,025 48,238
36,663 124,131 126,490 10,692
199 483 1,373 2,522
473 570 3,213 145
29,312 22,875 82,765 6,033
1,885 1,511 4,498 391
3,589 20,621 33,296 20,437
23,619 23,579 10,171 27,619
106,086 10,765 55,222 30,067
27,311,869 29,569,905 4,724,830 27,710,629
$ 1,563,713,038 $ 1,011,712,179 $ 2,452,527,502 $ 324,724,980
48,531,459 216,850,800 120,147,151 96,874,059
— — — —
1,253,624,991 743,041,976 833,216,070 275,315,406
26,161,115 28,844,954 3,119,703 27,137,036
11,490,166 — — —
$ 1,426,424,741 $ 443,345,115 $ (882,377,145) $ 240,299,187
137,288,297 568,367,064 3,334,904,647 84,425,793
$ 1,563,713,038 $ 1,011,712,179 $ 2,452,527,502 $ 324,724,980

124 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index Fund
Net Assets:
Class I Shares $ 398,178,369
Class II Shares —
Class IV Shares —
Class VIII Shares —
Class Y Shares 1,710,815,154
Total $ 2,108,993,523
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 41,547,603
Class II Shares —
Class IV Shares —
Class VIII Shares —
Class Y Shares 178,040,376
Total 219,587,979
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 9 .58
Class II Shares $ —
Class IV Shares $ —
Class VIII Shares $ —
Class Y Shares $ 9 .61

Index Funds - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 125
NVIT International Index
Fund NVIT Mid Cap Index Fund NVIT S&P 500 Index Fund
NVIT Small Cap Index
Fund
$ 148,287,483 $ 724,340,949 $ 487,327,584 $ —
21,478,848 41,947,521 1,601,536,910 226,736,082
— — 200,379,876 —
127,558,552 — — —
1,266,388,155 245,423,709 163,283,132 97,988,898
$ 1,563,713,038 $ 1,011,712,179 $ 2,452,527,502 $ 324,724,980
16,383,171 32,610,695 21,813,679 —
2,379,436 1,917,588 72,291,979 29,321,301
— — 8,948,604 —
14,226,760 — — —
139,523,114 11,019,865 7,290,879 12,447,923
172,512,481 45,548,148 110,345,141 41,769,224
$ 9 .05 $ 22 .21 $ 22 .34 $ —
$ 9 .03 $ 21 .88 $ 22 .15 $ 7 .73
$ — $ — $ 22 .39 $ —
$ 8 .97 $ — $ — $ —
$ 9 .08 $ 22 .27 $ 22 .40 $ 7 .87

126 - Statements of Operations - For the Six Months Ended June 30, 2022 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index Fund
INVESTMENT INCOME:
Interest income from unaffiliated issuers $ 24,778,804
Income from securities lending (Note 2) 137,240
Interest income from affiliated issuers 2,761
Dividend income from unaffiliated issuers —
Income from non-cash dividends from unaffiliated issuers —
European Union tax reclaims —
Foreign tax withholding —
Total Income 24,918,805
EXPENSES:
Investment advisory fees 1,979,280
Fund administration fees 318,159
Distribution fees Class II Shares —
Distribution fees Class VIII Shares —
Administrative servicing fees Class I Shares 281,839
Administrative servicing fees Class II Shares —
Administrative servicing fees Class IV Shares —
Administrative servicing fees Class VIII Shares —
Professional fees 58,747
Printing fees 7,698
Trustee fees 34,420
Custodian fees 40,655
Accounting and transfer agent fees 60,866
Compliance program costs (Note 3) 4,367
Index licensing fee —
Other 29,350
Total expenses before fees waived and expenses reimbursed 2,815,381
Distribution fees waived - Class VIII (Note 3) —
Administrative servicing fees waived - Class I (Note 3) —
Administrative servicing fees waived - Class II (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 2,815,381
NET INVESTMENT INCOME 22,103,424
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 29,005
Transactions in investment securities of unaffiliated issuers (15,828,793)
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
TBA Sale Commitments (Note 2) 3,699
Net realized gains (losses) (15,796,089)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (45,833)
Investment securities of unaffiliated issuers (246,675,947)
Futures contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
TBA Sale Commitments (1,572)
Net change in unrealized appreciation/depreciation (246,723,352)
Net realized/unrealized gains (losses) (262,519,441)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (240,416,017)

Index Funds - For the Six Months Ended June 30, 2022 (Unaudited) - Statements of Operations - 127
NVIT International Index
Fund
NVIT Mid Cap Index
Fund
NVIT S&P 500 Index
Fund
NVIT Small Cap Index
Fund
$ — $ 13,518 $ 50,289 $ 8,102
211,306 244,080 65,775 211,383
— — — —
38,353,412 9,091,060 20,972,314 2,395,122
2,585,618 — — —
8,172 — — —
(3,703,930) — (5,040) (3,048)
37,454,578 9,348,658 21,083,338 2,611,559
2,166,017 1,189,328 1,576,224 344,261
276,756 188,017 408,000 81,256
29,600 59,588 2,203,725 315,866
282,934 — — —
121,568 611,611 404,098 —
14,765 23,835 1,322,242 189,520
— — 114,900 —
106,100 — — —
29,552 34,052 68,375 20,121
9,146 17,028 19,822 9,634
28,862 18,952 45,698 5,841
46,608 37,862 112,695 11,227
4,037 844 1,411 160
3,699 2,206 4,622 741
86,660 — 136,914 40,323
32,226 16,382 144,186 9,949
3,238,530 2,199,705 6,562,912 1,028,899
(35,368) — — —
— — (188,578) —
— — (617,042) (88,442)
— — — (16,401)
3,203,162 2,199,705 5,757,292 924,056
34,251,416 7,148,953 15,326,046 1,687,503
— — — —
(8,143,643) 25,901,783 5,694,609 (344,369)
(802,984) (1,668,100) (5,434,097) (1,034,678)
(1,915,824) — – —
— — — —
(10,862,451) 24,233,683 260,512 (1,379,047)
— — — —
(407,637,769) (283,205,099) (627,067,625) (98,972,976)
(618,130) (352,890) (387,288) (89,772)
(673,068) — — —
— — — —
(408,928,967) (283,557,989) (627,454,913) (99,062,748)
(419,791,418) (259,324,306) (627,194,401) (100,441,795)
$ (385,540,002) $ (252,175,353) $ (611,868,355) $ (98,754,292)

The accompanying notes are an integral part of these financial statements.
128 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - Index Funds
NVIT Bond Index Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 22,103,424 $ 41,850,143
Net realized gains (losses) (15,796,089) 21,716,352
Net change in unrealized appreciation/depreciation (246,723,352) (108,602,695)
Change in net assets resulting from operations (240,416,017) (45,036,200)
Distributions to Shareholders From:
Distributable earnings:
Class I — (7,954,962)
Class II — —
Class VIII — —
Class Y — (48,823,425)
Change in net assets from shareholder distributions — (56,778,387)
Change in net assets from capital transactions 60,945,608 (131,779,947)
Change in net assets (179,470,409) (233,594,534)
Net Assets:
Beginning of period 2,288,463,932 2,522,058,466
End of period $ 2,108,993,523 $ 2,288,463,932
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 122,973,426 $ 70,461,712
Dividends reinvested — 7,954,962
Cost of shares redeemed (18,993,708) (205,945,639)
Total Class I Shares 103,979,718 (127,528,965)
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class VIII Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class VIII Shares — —
Class Y Shares
Proceeds from shares issued 61,826,310 213,765,630
Dividends reinvested — 48,823,425
Cost of shares redeemed (104,860,420) (266,840,037)
Total Class Y Shares (43,034,110) (4,250,982)
Change in net assets from capital transactions $ 60,945,608 $ (131,779,947)

Index Funds - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 129
NVIT International Index Fund NVIT Mid Cap Index Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
$ 34,251,416 $ 52,866,818 $ 7,148,953 $ 14,874,026
(10,862,451) 3,690,888 24,233,683 289,690,103
(408,928,967) 156,013,877 (283,557,989) 62,558,929
(385,540,002) 212,571,583 (252,175,353) 367,123,058
— (5,065,840) — (25,414,381)
— (666,516) — (1,081,702)
— (3,951,902) — —
— (52,787,045) — (19,175,930)
— (62,471,303) — (45,672,013)
(131,557,065) (55,167,621) (46,462,443) (496,411,977)
(517,097,067) 94,932,659 (298,637,796) (174,960,932)
2,080,810,105 1,985,877,446 1,310,349,975 1,485,310,907
$ 1,563,713,038 $ 2,080,810,105 $ 1,011,712,179 $ 1,310,349,975
$ 22,123,699 $ 32,675,367 $ 37,881,974 $ 127,522,124
— 5,065,840 — 25,414,381
(14,533,680) (28,690,853) (54,143,594) (93,685,735)
7,590,019 9,050,354 (16,261,620) 59,250,770
3,160,474 4,683,912 1,275,100 28,662,776
— 666,516 — 1,081,702
(1,274,795) (3,419,634) (2,513,480) (5,009,622)
1,885,679 1,930,794 (1,238,380) 24,734,856
6,686,393 30,246,944 — —
— 3,951,902 — —
(3,789,199) (7,711,141) — —
2,897,194 26,487,705 — —
57,759,834 69,981,281 4,348,589 35,470,833
— 52,787,045 — 19,175,930
(201,689,791) (215,404,800) (33,311,032) (635,044,366)
(143,929,957) (92,636,474) (28,962,443) (580,397,603)
$ (131,557,065) $ (55,167,621) $ (46,462,443) $ (496,411,977)

The accompanying notes are an integral part of these financial statements.
130 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - Index Funds
NVIT Bond Index Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued 12,170,885 6,458,238
Reinvested — 737,206
Redeemed (1,887,378) (18,513,609)
Total Class I Shares 10,283,507 (11,318,165)
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class VIII Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class VIII Shares — —
Class Y Shares
Issued 6,238,532 19,525,813
Reinvested — 4,516,577
Redeemed (10,626,355) (24,303,852)
Total Class Y Shares (4,387,823) (261,462)
Total change in shares 5,895,684 (11,579,627)

Index Funds - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 131
NVIT International Index Fund NVIT Mid Cap Index Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
2,174,407 2,941,704 1,529,943 4,810,598
— 457,364 — 951,455
(1,415,913) (2,570,216) (2,122,102) (3,588,107)
758,494 828,852 (592,159) 2,173,946
302,595 416,578 51,440 1,034,232
— 60,198 — 41,066
(133,584) (311,875) (100,484) (191,414)
169,011 164,901 (49,044) 883,884
656,972 2,729,918 — —
— 359,058 — —
(376,318) (708,375) — —
280,654 2,380,601 — —
5,786,657 6,186,822 171,890 1,327,979
— 4,757,950 — 716,302
(20,048,842) (19,238,915) (1,351,668) (22,467,940)
(14,262,185) (8,294,143) (1,179,778) (20,423,659)
(13,054,026) (4,919,789) (1,820,981) (17,365,829)

The accompanying notes are an integral part of these financial statements.
132 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - Index Funds
NVIT S&P 500 Index Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 15,326,046 $ 54,028,087
Net realized gains (losses) 260,512 1,772,008,152
Net change in unrealized appreciation/depreciation (627,454,913) (559,965,854)
Change in net assets resulting from operations (611,868,355) 1,266,070,385
Distributions to Shareholders From:
Distributable earnings:
Class I — (15,086,647)
Class II — (46,151,209)
Class IV — (6,779,465)
Class Y — (27,057,241)
Change in net assets from shareholder distributions — (95,074,562)
Change in net assets from capital transactions 29,084,120 (2,689,212,954)
Change in net assets (582,784,235) (1,518,217,131)
Net Assets:
Beginning of period 3,035,311,737 4,553,528,868
End of period $ 2,452,527,502 $ 3,035,311,737
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 64,704,153 $ 107,821,420
Dividends reinvested — 15,086,647
Cost of shares redeemed (50,477,978) (50,013,378)
Total Class I Shares 14,226,175 72,894,689
Class II Shares
Proceeds from shares issued 90,230,445 452,947,354
Dividends reinvested — 46,151,209
Cost of shares redeemed (63,383,421) (38,997,709)
Total Class II Shares 26,847,024 460,100,854
Class IV Shares
Proceeds from shares issued 1,916,985 3,254,581
Dividends reinvested — 6,779,465
Cost of shares redeemed (10,747,084) (19,290,770)
Total Class IV Shares (8,830,099) (9,256,724)
Class Y Shares
Proceeds from shares issued 88,033,507 352,474,799
Dividends reinvested — 27,057,241
Cost of shares redeemed (91,192,487) (3,592,483,813)
Total Class Y Shares (3,158,980) (3,212,951,773)
Change in net assets from capital transactions $ 29,084,120 $ (2,689,212,954)

Index Funds - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 133
NVIT Small Cap Index Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
$ 1,687,503 $ 3,244,145
(1,379,047) 45,539,887
(99,062,748) 16,019,333
(98,754,292) 64,803,365
— —
— (7,411,006)
— —
— (6,756,690)
— (14,167,696)
20,072,529 (102,084,808)
(78,681,763) (51,449,139)
403,406,743 454,855,882
$ 324,724,980 $ 403,406,743
$ — $ —
— —
— —
— —
25,905,850 78,568,635
— 7,411,006
(12,665,618) (31,481,033)
13,240,232 54,498,608
— —
— —
— —
— —
17,119,515 48,841,800
— 6,756,690
(10,287,218) (212,181,906)
6,832,297 (156,583,416)
$ 20,072,529 $ (102,084,808)

The accompanying notes are an integral part of these financial statements.
134 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - Index Funds
NVIT S&P 500 Index Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued 2,542,784 4,184,570
Reinvested — 553,817
Redeemed (1,986,289) (1,957,707)
Total Class I Shares 556,495 2,780,680
Class II Shares
Issued 3,636,367 17,480,292
Reinvested — 1,707,254
Redeemed (2,424,028) (1,554,793)
Total Class II Shares 1,212,339 17,632,753
Class IV Shares
Issued 74,445 127,699
Reinvested — 248,387
Redeemed (429,827) (748,604)
Total Class IV Shares (355,382) (372,518)
Class Y Shares
Issued 3,410,562 13,507,544
Reinvested — 1,001,234
Redeemed (3,582,903) (129,210,846)
Total Class Y Shares (172,341) (114,702,068)
Total change in shares 1,241,111 (94,661,153)

Index Funds - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 135
NVIT Small Cap Index Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
— —
— —
— —
— —
2,856,465 7,600,163
— 734,305
(1,426,680) (3,121,919)
1,429,785 5,212,549
— —
— —
— —
— —
1,871,758 4,664,816
— 655,088
(1,177,401) (20,344,175)
694,357 (15,024,271)
2,124,142 (9,811,722)

136 - Financial Highlights - June 30, 2022 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
6/30/2022 (Unaudited) $ 10.69 $ 0.10 $ (1.21) $ (1.11) $ — $ — $ — $ 9.58 (10.38)% $ 398,178 0.38% 1.92% 0.38% 56.48%
12/31/2021 11.18 0.19 (0.42) (0.23) (0.22) (0.04) (0.26) 10.69 (2.08)% 334,255 0.38% 1.71% 0.38% 99.47%
12/31/2020 10.66 0.22 0.55 0.77 (0.25) — (0.25) 11.18 7.20% 476,003 0.38% 1.98% 0.38% 114.32%
12/31/2019 10.09 0.26 0.59 0.85 (0.28) — (0.28) 10.66 8.40% 388,762 0.38% 2.46% 0.38% 82.79%
12/31/2018 10.41 0.25 (0.29) (0.04) (0.27) (0.01) (0.28) 10.09 (0.36)% 243,014 0.38% 2.46% 0.38% 155.75%
12/31/2017 10.34 0.22 0.11 0.33 (0.24) (0.02) (0.26) 10.41 3.12% 252,174 0.38% 2.13% 0.38% 204.04%
Class Y Shares
6/30/2022 (Unaudited) 10.71 0.10 (1.20) (1.10) — — — 9.61 (10.27)% 1,710,815 0.23% 2.06% 0.23% 56.48%
12/31/2021 11.20 0.20 (0.42) (0.22) (0.23) (0.04) (0.27) 10.71 (1.93)% 1,954,209 0.23% 1.86% 0.23% 99.47%
12/31/2020 10.68 0.24 0.54 0.78 (0.26) — (0.26) 11.20 7.33% 2,046,055 0.23% 2.14% 0.23% 114.32%
12/31/2019 10.10 0.28 0.59 0.87 (0.29) — (0.29) 10.68 8.62% 1,986,398 0.23% 2.62% 0.23% 82.79%
12/31/2018 10.43 0.27 (0.30) (0.03) (0.29) (0.01) (0.30) 10.10 (0.31)% 1,964,616 0.23% 2.61% 0.23% 155.75%
12/31/2017 10.35 0.24 0.11 0.35 (0.25) (0.02) (0.27) 10.43 3.33% 2,146,361 0.23% 2.28% 0.23% 204.04%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - June 30, 2022 (Unaudited) - Financial Highlights - 137
The accompanying notes are an integral part of these financial statements.
NVIT International Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2022 (Unaudited) $ 11.20 $ 0.19 $ (2.34) $ (2.15) $ — $ — $ — $ 9.05 (19.20)% $ 148,287 0.45% 3.74% 0.45% 4.50%
12/31/2021 10.41 0.27 0.85 1.12 (0.33) — (0.33) 11.20 10.84% 175,008 0.44% 2.45% 0.44% 3.87%
12/31/2020 10.21 0.19 0.53 0.72 (0.24) (0.28) (0.52) 10.41 7.53% 154,058 0.45% 2.02% 0.45% 8.39%
12/31/2019 8.69 0.28 1.60 1.88 (0.34) (0.02) (0.36) 10.21 21.77% 155,627 0.44% 2.85% 0.44% 5.50%
12/31/2018 10.38 0.27 (1.69) (1.42) (0.27) — (0.27) 8.69 (13.81)% 128,761 0.44% 2.67% 0.44% 4.26%
12/31/2017 8.54 0.24 1.88 2.12 (0.28) — (0.28) 10.38 24.88% 149,692 0.44% 2.48% 0.44% 4.72%
Class II Shares
6/30/2022 (Unaudited) 11.18 0.18 (2.33) (2.15) — — — 9.03 (19.23)% 21,479 0.67% 3.57% 0.67% 4.50%
12/31/2021 10.40 0.25 0.84 1.09 (0.31) — (0.31) 11.18 10.53% 24,720 0.66% 2.20% 0.66% 3.87%
12/31/2020 10.20 0.17 0.53 0.70 (0.22) (0.28) (0.50) 10.40 7.34% 21,270 0.68% 1.81% 0.68% 8.39%
12/31/2019 8.69 0.26 1.59 1.85 (0.32) (0.02) (0.34) 10.20 21.42% 19,065 0.64% 2.68% 0.64% 5.50%
12/31/2018 10.37 0.24 (1.67) (1.43) (0.25) — (0.25) 8.69 (13.90)% 16,366 0.64% 2.43% 0.64% 4.26%
12/31/2017 8.54 0.21 1.88 2.09 (0.26) — (0.26) 10.37 24.56% 17,832 0.69% 2.18% 0.69% 4.72%
Class VIII Shares
6/30/2022 (Unaudited) 11.11 0.17 (2.31) (2.14) — — — 8.97 (19.26)% 127,559 0.80% 3.38% 0.85% 4.50%
12/31/2021 10.34 0.23 0.84 1.07 (0.30) — (0.30) 11.11 10.35% 155,008 0.81% 2.06% 0.84% 3.87%
12/31/2020 10.15 0.15 0.52 0.67 (0.20) (0.28) (0.48) 10.34 7.13% 119,566 0.85% 1.61% 0.85% 8.39%
12/31/2019 8.65 0.24 1.58 1.82 (0.30) (0.02) (0.32) 10.15 21.20% 107,675 0.84% 2.46% 0.84% 5.50%
12/31/2018 10.33 0.22 (1.67) (1.45) (0.23) — (0.23) 8.65 (14.13)% 83,675 0.84% 2.22% 0.84% 4.26%
12/31/2017 8.50 0.20 1.87 2.07 (0.24) — (0.24) 10.33 24.46% 86,102 0.84% 2.08% 0.84% 4.72%
Class Y Shares
6/30/2022 (Unaudited) 11.22 0.19 (2.33) (2.14) — — — 9.08 (19.07)% 1,266,388 0.29% 3.80% 0.29% 4.50%
12/31/2021 10.43 0.29 0.85 1.14 (0.35) — (0.35) 11.22 10.98% 1,726,074 0.29% 2.60% 0.29% 3.87%
12/31/2020 10.23 0.20 0.53 0.73 (0.25) (0.28) (0.53) 10.43 7.66% 1,690,984 0.30% 2.19% 0.30% 8.39%
12/31/2019 8.71 0.30 1.59 1.89 (0.35) (0.02) (0.37) 10.23 21.89% 1,802,279 0.29% 3.07% 0.29% 5.50%
12/31/2018 10.40 0.28 (1.69) (1.41) (0.28) — (0.28) 8.71 (13.63)% 1,714,187 0.29% 2.74% 0.29% 4.26%
12/31/2017 8.55 0.26 1.88 2.14 (0.29) — (0.29) 10.40 25.13% 1,763,863 0.29% 2.71% 0.29% 4.72%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

138 - Financial Highlights - June 30, 2022 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Mid Cap Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
6/30/2022 (Unaudited) $ 27.67 $ 0.15 $ (5.61) $ (5.46) $ — $ — $ — $ 22.21 (19.73)% $ 724,341 0.41% 1.21% 0.41% 4.87%
12/31/2021 22.93 0.23 5.30 5.53 (0.32) (0.47) (0.79) 27.67 24.26% 918,561 0.40% 0.85% 0.40% 21.16%
12/31/2020 21.58 0.23 2.37 2.60 (0.23) (1.02) (1.25) 22.93 13.11% 711,465 0.41% 1.17% 0.41% 18.06%
12/31/2019 20.73 0.28 4.70 4.98 (0.28) (3.85) (4.13) 21.58 25.65% 645,394 0.40% 1.26% 0.40% 15.94%
12/31/2018 26.02 0.33 (2.84) (2.51) (0.32) (2.46) (2.78) 20.73 (11.38)% 532,759 0.40% 1.28% 0.40% 14.81%
12/31/2017 24.24 0.26 3.38 3.64 (0.27) (1.59) (1.86) 26.02 15.78% 602,299 0.40% 1.01% 0.40% 20.12%
Class II Shares
6/30/2022 (Unaudited) 27.27 0.12 (5.51) (5.39) — — — 21.88 (19.77)% 41,948 0.61% 1.01% 0.61% 4.87%
12/31/2021 22.64 0.18 5.22 5.40 (0.30) (0.47) (0.77) 27.27 24.00% 53,636 0.60% 0.68% 0.60% 21.16%
12/31/2020 21.34 0.19 2.32 2.51 (0.19) (1.02) (1.21) 22.64 12.84% 24,516 0.61% 0.97% 0.61% 18.06%
12/31/2019 20.54 0.23 4.66 4.89 (0.24) (3.85) (4.09) 21.34 25.41% 26,088 0.62% 1.04% 0.62% 15.94%
12/31/2018 25.80 0.27 (2.80) (2.53) (0.27) (2.46) (2.73) 20.54 (11.57)% 21,726 0.62% 1.06% 0.62% 14.81%
12/31/2017 24.05 0.20 3.36 3.56 (0.22) (1.59) (1.81) 25.80 15.57% 26,691 0.60% 0.81% 0.60% 20.12%
Class Y Shares
6/30/2022 (Unaudited) 27.72 0.17 (5.62) (5.45) — — — 22.27 (19.66)% 245,424 0.26% 1.35% 0.26% 4.87%
12/31/2021 22.97 0.26 5.32 5.58 (0.36) (0.47) (0.83) 27.72 24.43% 338,153 0.25% 0.97% 0.25% 21.16%
12/31/2020 21.61 0.26 2.38 2.64 (0.26) (1.02) (1.28) 22.97 13.28% 749,330 0.26% 1.32% 0.26% 18.06%
12/31/2019 20.74 0.32 4.71 5.03 (0.31) (3.85) (4.16) 21.61 25.89% 713,721 0.25% 1.40% 0.25% 15.94%
12/31/2018 26.04 0.36 (2.84) (2.48) (0.36) (2.46) (2.82) 20.74 (11.29)% 607,417 0.25% 1.38% 0.25% 14.81%
12/31/2017 24.25 0.29 3.40 3.69 (0.31) (1.59) (1.90) 26.04 15.97% 1,075,034 0.25% 1.16% 0.25% 20.12%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - June 30, 2022 (Unaudited) - Financial Highlights - 139
The accompanying notes are an integral part of these financial statements.
NVIT S&P 500 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2022 (Unaudited) $ 27.94 $ 0.16 $ (5.76) $ (5.60) $ — $ — $ — $ 22.34 (20.04)% $ 487,328 0.27% 1.29% 0.34% 1.19%
12/31/2021 22.36 0.29 6.03 6.32 (0.55) (0.19) (0.74) 27.94 28.37% 593,935 0.24% 1.13% 0.31% 10.30%
12/31/2020 19.63 0.36 3.16 3.52 (0.38) (0.41) (0.79) 22.36 18.19% 413,064 0.25% 1.83% 0.32% 3.97%
12/31/2019 15.93 0.35 4.52 4.87 (0.38) (0.79) (1.17) 19.63 31.16% 339,938 0.24% 1.91% 0.31% 5.53%
12/31/2018 17.54 0.36 (1.08) (0.72) (0.31) (0.58) (0.89) 15.93 (4.62)% 214,388 0.25% 2.02% 0.32% 3.87%
12/31/2017 15.05 0.29 2.91 3.20 (0.30) (0.41) (0.71) 17.54 21.53% 191,953 0.24% 1.75% 0.31% 2.66%
Class II Shares
6/30/2022 (Unaudited) 27.74 0.13 (5.72) (5.59) — — — 22.15 (20.15)% 1,601,537 0.52% 1.04% 0.59% 1.19%
12/31/2021 22.21 0.22 6.00 6.22 (0.50) (0.19) (0.69) 27.74 28.09% 1,971,833 0.49% 0.88% 0.56% 10.30%
12/31/2020 19.52 0.31 3.12 3.43 (0.33) (0.41) (0.74) 22.21 17.85% 1,187,286 0.50% 1.58% 0.57% 3.97%
12/31/2019 15.85 0.30 4.50 4.80 (0.34) (0.79) (1.13) 19.52 30.84% 891,043 0.49% 1.65% 0.56% 5.53%
12/31/2018 17.46 0.31 (1.08) (0.77) (0.26) (0.58) (0.84) 15.85 (4.87)% 648,797 0.50% 1.76% 0.57% 3.87%
12/31/2017 14.99 0.25 2.89 3.14 (0.26) (0.41) (0.67) 17.46 21.22% 640,450 0.49% 1.50% 0.56% 2.66%
Class IV Shares
6/30/2022 (Unaudited) 28.01 0.16 (5.78) (5.62) — — — 22.39 (20.06)% 200,380 0.29% 1.27% 0.29% 1.19%
12/31/2021 22.41 0.28 6.06 6.34 (0.55) (0.19) (0.74) 28.01 28.36% 260,586 0.26% 1.11% 0.26% 10.30%
12/31/2020 19.68 0.35 3.16 3.51 (0.37) (0.41) (0.78) 22.41 18.12% 216,830 0.27% 1.81% 0.27% 3.97%
12/31/2019 15.96 0.35 4.54 4.89 (0.38) (0.79) (1.17) 19.68 31.19% 200,444 0.27% 1.88% 0.27% 5.53%
12/31/2018 17.57 0.36 (1.09) (0.73) (0.30) (0.58) (0.88) 15.96 (4.64)% 164,484 0.27% 1.99% 0.27% 3.87%
12/31/2017 15.07 0.28 2.92 3.20 (0.29) (0.41) (0.70) 17.57 21.53% 186,994 0.26% 1.73% 0.26% 2.66%
Class Y Shares
6/30/2022 (Unaudited) 28.00 0.17 (5.77) (5.60) — — — 22.40 (20.00)% 163,283 0.19% 1.35% 0.19% 1.19%
12/31/2021 22.40 0.30 6.06 6.36 (0.57) (0.19) (0.76) 28.00 28.50% 208,957 0.15% 1.21% 0.15% 10.30%
12/31/2020 19.67 0.37 3.16 3.53 (0.39) (0.41) (0.80) 22.40 18.24% 2,736,349 0.17% 1.91% 0.17% 3.97%
12/31/2019 15.95 0.36 4.55 4.91 (0.40) (0.79) (1.19) 19.67 31.33% 2,747,114 0.17% 1.96% 0.17% 5.53%
12/31/2018 17.56 0.38 (1.09) (0.71) (0.32) (0.58) (0.90) 15.95 (4.54)% 2,031,778 0.17% 2.09% 0.17% 3.87%
12/31/2017 15.07 0.30 2.91 3.21 (0.31) (0.41) (0.72) 17.56 21.57% 2,482,428 0.16% 1.83% 0.16% 2.66%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

140 - Financial Highlights - June 30, 2022 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Small Cap Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
6/30/2022 (Unaudited) $ 10.13 $ 0.04 $ (2.44) $ (2.40) $ — $ — $ — $ 7.73 (23.69)% $ 226,736 0.61% 0.83% 0.69% 12.15%
12/31/2021 9.12 0.06 1.23 1.29 (0.08) (0.20) (0.28) 10.13 14.20% 282,443 0.61% 0.57% 0.68% 32.44%
12/31/2020 8.07 0.05 1.41 1.46 (0.07) (0.34) (0.41) 9.12 19.32% 206,835 0.61% 0.75% 0.68% 23.07%
12/31/2019 10.53 0.10 2.01 2.11 (0.08) (4.49) (4.57) 8.07 24.96% 163,601 0.61% 1.01% 0.68% 15.35%
12/31/2018 13.53 0.12 (1.29) (1.17) (0.14) (1.69) (1.83) 10.53 (11.34)% 119,577 0.61% 0.87% 0.69% 16.54%
12/31/2017 12.45 0.11 1.60 1.71 (0.11) (0.52) (0.63) 13.53 14.18% 125,904 0.59% 0.88% 0.66% 18.00%
Class Y Shares
6/30/2022 (Unaudited) 10.29 0.05 (2.47) (2.42) — — — 7.87 (23.52)% 97,989 0.28% 1.17% 0.29% 12.15%
12/31/2021 9.26 0.08 1.26 1.34 (0.11) (0.20) (0.31) 10.29 14.54% 120,964 0.27% 0.76% 0.27% 32.44%
12/31/2020 8.18 0.08 1.43 1.51 (0.09) (0.34) (0.43) 9.26 19.71% 248,021 0.28% 1.08% 0.28% 23.07%
12/31/2019 10.60 0.14 2.03 2.17 (0.10) (4.49) (4.59) 8.18 25.40% 203,821 0.28% 1.34% 0.28% 15.35%
12/31/2018 13.61 0.15 (1.29) (1.14) (0.18) (1.69) (1.87) 10.60 (11.09)% 157,363 0.28% 1.12% 0.28% 16.54%
12/31/2017 12.51 0.15 1.62 1.77 (0.15) (0.52) (0.67) 13.61 14.56% 466,407 0.26% 1.19% 0.26% 18.00%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 141
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Bond Index Fund ("Bond Index")
NVIT International Index Fund ("International Index")
NVIT Mid Cap Index Fund ("Mid Cap Index")
NVIT S&P 500 Index Fund ("S&P 500 Index")
NVIT Small Cap Index Fund ("Small Cap Index")
Shares of the Funds are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other affiliated insurance companies. Bond Index and Small Cap Index are also owned by other series of the Trust that operate as a fund-of-
funds, such as the NVIT Investor Destinations Funds. International Index and Mid Cap Index are also owned by other unaffiliated insurance companies and other series of the Trust that operate as a fund-of-funds, such as the NVIT Investor Destinations Funds.
The Funds, as applicable, currently offer Class I, Class II, Class IV, Class VIII and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

142 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Index Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades

Index Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 143
that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2022. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Bond Index
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 5,374,832 $ – $ 5,374,832
Commercial Mortgage-Backed Securities – 38,116,017 – 38,116,017
Corporate Bonds – 515,679,643 – 515,679,643
Foreign Government Securities – 31,894,010 – 31,894,010
Mortgage-Backed Securities – 585,938,043 – 585,938,043
Municipal Bonds – 14,761,206 – 14,761,206
Repurchase Agreements – 151,650,555 – 151,650,555
Supranational – 22,985,780 – 22,985,780
U.S. Government Agency Securities – 25,177,788 – 25,177,788
U.S. Treasury Obligations – 840,834,623 – 840,834,623
Total Assets $ – $ 2,232,412,497 $ – $ 2,232,412,497
$ – $ – $ – $ –
Liabilities:
TBA Sale Commitment $ – $ (75,827) $ – $ (75,827)
Total Liabilities $ – $ (75,827) $ – $ (75,827)
Total $ – $ 2,232,336,670 $ – $ 2,232,336,670
International Index
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 20,635,886 $ – $ 20,635,886
Air Freight & Logistics – 8,348,363 – 8,348,363
Airlines – 1,869,480 – 1,869,480
Auto Components – 10,185,998 – 10,185,998
Automobiles – 48,067,850 – 48,067,850
Banks – 136,949,563 – 136,949,563
Beverages 1,228,112 32,616,522 – 33,844,634
Biotechnology 134,217 15,452,167 – 15,586,384
Building Products – 16,276,528 – 16,276,528
Capital Markets 318,742 42,813,704 – 43,132,446
Chemicals 6,900,662 41,875,552 – 48,776,214
Commercial Services & Supplies – 5,051,990 – 5,051,990
Communications Equipment – 5,263,007 – 5,263,007
Construction & Engineering – 11,698,675 – 11,698,675
Construction Materials 770,770 6,712,277 – 7,483,047

144 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Index Funds
Level 1 Level 2 Level 3 Total
Assets:
Containers & Packaging $ – $ 969,179 $ – $ 969,179
Distributors – 400,539 – 400,539
Diversified Consumer Services – 409,807 – 409,807
Diversified Financial Services 405,117 11,467,632 – 11,872,749
Diversified Telecommunication Services – 32,741,263 – 32,741,263
Electric Utilities – 30,227,408 – 30,227,408
Electrical Equipment – 24,952,566 – 24,952,566
Electronic Equipment, Instruments &
Components – 22,027,900 – 22,027,900
Energy Equipment & Services – 670,840 – 670,840
Entertainment 2,706,292 11,835,360 – 14,541,652
Equity Real Estate Investment Trusts
(REITs) – 20,732,946 – 20,732,946
Food & Staples Retailing – 21,437,459 – 21,437,459
Food Products – 55,613,777 – 55,613,777
Gas Utilities – 6,351,292 – 6,351,292
Health Care Equipment & Supplies – 29,828,144 – 29,828,144
Health Care Providers & Services – 5,245,198 – 5,245,198
Health Care Technology – 1,404,020 – 1,404,020
Hotels, Restaurants & Leisure 792,509 20,237,845 – 21,030,354
Household Durables – 19,500,163 – 19,500,163
Household Products – 11,367,321 – 11,367,321
Independent Power and Renewable
Electricity Producers – 3,965,572 – 3,965,572
Industrial Conglomerates 1,202,250 21,781,018 – 22,983,268
Insurance – 80,549,039 – 80,549,039
Interactive Media & Services – 3,564,313 – 3,564,313
Internet & Direct Marketing Retail – 8,525,444 – 8,525,444
IT Services 389,433 22,806,934 – 23,196,367
Leisure Products – 3,561,821 – 3,561,821
Life Sciences Tools & Services – 8,131,588 – 8,131,588
Machinery 175,428 42,843,248 – 43,018,676
Marine 435,224 6,275,136 – 6,710,360
Media – 6,653,990 – 6,653,990
Metals & Mining – 52,790,391 – 52,790,391
Multiline Retail – 5,395,053 – 5,395,053
Multi-Utilities – 11,689,200 – 11,689,200
Oil, Gas & Consumable Fuels 954,926 71,527,842 – 72,482,768
Paper & Forest Products – 5,540,699 – 5,540,699
Personal Products – 28,364,356 – 28,364,356
Pharmaceuticals 916,688 152,074,842 – 152,991,530
Professional Services – 24,098,622 – 24,098,622
Real Estate Management & Development 566,457 23,078,423 – 23,644,880
Road & Rail 325,824 10,228,658 – 10,554,482
Semiconductors & Semiconductor
Equipment – 40,790,445 – 40,790,445
Software 1,999,129 19,590,292 – 21,589,421
Specialty Retail – 10,270,578 – 10,270,578
Technology Hardware, Storage &
Peripherals – 7,260,730 – 7,260,730
Textiles, Apparel & Luxury Goods – 46,828,228 – 46,828,228
Tobacco – 17,030,096 – 17,030,096
Trading Companies & Distributors 666,995 24,171,220 – 24,838,215
Transportation Infrastructure – 7,784,802 – 7,784,802
Water Utilities – 1,900,773 – 1,900,773
Wireless Telecommunication Services – 20,007,956 – 20,007,956
Total Common Stocks $ 20,888,775 $ 1,520,319,530 $ – $ 1,541,208,305
Repurchase Agreements – 26,161,115 – 26,161,115
Total Assets $ 20,888,775 $ 1,546,480,645 $ – $ 1,567,369,420
$ – $ – $ – $ –

Index Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 145
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts# $ (273,854) $ – $ – $ (273,854)
Total Liabilities $ (273,854) $ – $ – $ (273,854)
Total $ 20,614,921 $ 1,546,480,645 $ – $ 1,567,095,566
Mid Cap Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 998,969,219 $ – $ – $ 998,969,219
Repurchase Agreements – 28,844,954 – 28,844,954
Total Assets $ 998,969,219 $ 28,844,954 $ – $ 1,027,814,173
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (61,877) $ – $ – $ (61,877)
Total Liabilities $ (61,877) $ – $ – $ (61,877)
Total $ 998,907,342 $ 28,844,954 $ – $ 1,027,752,296
S&P 500 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,423,411,996 $ – $ – $ 2,423,411,996
Repurchase Agreements – 3,119,703 – 3,119,703
Total Assets $ 2,423,411,996 $ 3,119,703 $ – $ 2,426,531,699
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (119,487) $ – $ – $ (119,487)
Total Liabilities $ (119,487) $ – $ – $ (119,487)
Total $ 2,423,292,509 $ 3,119,703 $ – $ 2,426,412,212
Small Cap Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 322,042,397 $ – $ – $ 322,042,397
Repurchase Agreements – 27,137,036 – 27,137,036
Rights   – 100 – 100
Total Assets $ 322,042,397 $ 27,137,136 $ – $ 349,179,533
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (78,147) $ – $ – $ (78,147)
Total Liabilities $ (78,147) $ – $ – $ (78,147)
Total $ 321,964,250 $ 27,137,136 $ – $ 349,101,386
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of June 30, 2022, Small Cap Index held two rights investments that were categorized as Level 3 investment which were each valued at $0.
As of June 30, 2022, International Index held two common stock investments that were categorized as Level 3 investments which were each valued at $0.

146 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Index Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2022, the Funds did not have overdrawn balances.
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Small Cap Index
. Rights Total
Balance as of 12/31/2021 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales (1,176) (1,176)
Change in Unrealized Appreciation/Depreciation 1,176 1,176
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 6/30/2022 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of
6/30/2022** $ 1,176 $ 1,176
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers."

Index Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 147
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2022:
International Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (273,854)
Total $ (273,854)
Mid Cap Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (61,877)
Total $ (61,877)
S&P 500 Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (119,487)
Total $ (119,487)

148 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Index Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2022:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2022:
Small Cap Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (78,147)
Total $ (78,147)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
International Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (802,984)
Total $ (802,984)
Mid Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (1,668,100)
Total $ (1,668,100)
S&P 500 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (5,434,097)
Total $ (5,434,097)
Small Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (1,034,678)
Total $ (1,034,678)
International Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (618,130)
Total $ (618,130)
Mid Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (352,890)
Total $ (352,890)

Index Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 149
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2022:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of June 30, 2022, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
S&P 500 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (387,288)
Total $ (387,288)
Small Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (89,772)
Total $ (89,772)
International Index
Futures Contracts:
Average Notional Balance Long $ 17,466,085
Mid Cap Index
Futures Contracts:
Average Notional Balance Long $ 8,984,370
S&P 500 Index
Futures Contracts:
Average Notional Balance Long $ 28,183,911
Small Cap Index
Futures Contracts:
Average Notional Balance Long $ 4,294,662

150 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Index Funds
Securities Lending
During the six months ended June 30, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Bond Index $ 151,650,555
International Index 26,161,115
Mid Cap Index 28,844,954
S&P 500 Index 3,119,703
Small Cap Index 27,137,036

Index Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 151
Joint Repurchase Agreements
During the six months ended June 30, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of June 30, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of June 30, 2022, the joint repos on a gross basis were as follows:
Bank of America NA, 1.55%, dated 6/30/2022, due 7/1/2022, repurchase price $96,904,172, collateralized by U.S. Government
Agency Securities, ranging from 3.00% - 3.50%, maturing 2/1/2043 - 6/1/2045; total market value $98,838,000.
BofA Securities, Inc., 1.55%, dated 6/30/2022, due 7/1/2022, repurchase price $33,001,421 collateralized by U.S. Government
Agency Security, 3.30%, maturing 11/25/2027; total market value $33,660,000.
Cantor Fitzgerald & Co., 1.55%, dated 6/30/2022, due 7/1/2022, repurchase price $164,451,087, collateralized by U.S.
Government Agency Securities, 0.29% - 8.00%, maturing 9/15/2022 - 2/20/2072; total market value $167,732,887.
MetLife, Inc., 1.50%, dated 6/30/2022, due 7/1/2022, repurchase price $62,202,592, collateralized by U.S. Government Treasury
Securities, ranging from 0.00% - 1.50%, maturing 2/29/2024 - 11/15/2047; total market value $63,472,032.
NatWest Markets Securities, Inc., 1.49%, dated 6/30/2022, due 7/7/2022, repurchase price $57,016,514, collateralized by
U.S. Government Treasury Securities, ranging from 0.13% - 2.88%, maturing 1/15/2023 - 12/31/2028; total market value
$58,142,413.
Pershing LLC, 1.58%, dated 6/30/2022, due 7/1/2022, repurchase price $97,017,796, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.13% - 8.50%, maturing 10/25/2022 - 5/20/2072; total market value $98,953,809.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bond Index
Bank of America
NA $ 30,000,000 $ – $ 30,000,000 $ (30,000,000) $ –
Bond Index
BofA Securities,
Inc. 10,000,000 – 10,000,000 (10,000,000) –
Bond Index
Cantor Fitzgerald
& Co. 16,650,555 – 16,650,555 (16,650,555) –

152 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Index Funds
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bond Index MetLife, Inc. $ 40,000,000 $ – $ 40,000,000 $ (40,000,000) $ –
Bond Index
NatWest Markets
Securities, Inc. 20,000,000 – 20,000,000 (20,000,000) –
Bond Index Pershing LLC 35,000,000 – 35,000,000 (35,000,000) –
Total $ 151,650,555 $ – $ 151,650,555 $ (151,650,555) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
International
Index
Bank of America
NA $ 4,000,000 $ – $ 4,000,000 $ (4,000,000) $ –
International
Index
Cantor Fitzgerald
& Co. 7,161,115 – 7,161,115 (7,161,115) –
International
Index MetLife, Inc. 5,000,000 – 5,000,000 (5,000,000) –
International
Index
NatWest Markets
Securities, Inc. 5,000,000 – 5,000,000 (5,000,000) –
International
Index Pershing LLC 5,000,000 – 5,000,000 (5,000,000) –
Total $ 26,161,115 $ – $ 26,161,115 $ (26,161,115) $ –

Index Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 153
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Mid Cap Index
Bank of America
NA $ 5,000,000 $ – $ 5,000,000 $ (5,000,000) $ –
Mid Cap Index
BofA Securities,
Inc. 9,000,000 – 9,000,000 (9,000,000) –
Mid Cap Index
Cantor Fitzgerald
& Co. 9,844,954 – 9,844,954 (9,844,954) –
Mid Cap Index Pershing LLC 5,000,000 – 5,000,000 (5,000,000) –
Total $ 28,844,954 $ – $ 28,844,954 $ (28,844,954) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
S&P 500 Index
BofA Securities,
Inc. $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
S&P 500 Index
Cantor Fitzgerald
& Co. 1,119,703 – 1,119,703 (1,119,703) –
Total $ 3,119,703 $ – $ 3,119,703 $ (3,119,703) $ –

154 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Index Funds
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Cap Index
Bank of America
NA $ 5,000,000 $ – $ 5,000,000 $ (5,000,000) $ –
Small Cap Index
BofA Securities,
Inc. 1,000,000 – 1,000,000 (1,000,000) –
Small Cap Index
Cantor Fitzgerald
& Co. 16,137,036 – 16,137,036 (16,137,036) –
Small Cap Index Pershing LLC 5,000,000 – 5,000,000 (5,000,000) –
Total $ 27,137,036 $ – $ 27,137,036 $ (27,137,036) $ –
* As of June 30, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Index Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 155
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2022, the subadviser for each Fund is as follows:
Fund Subadviser
Bond Index BlackRock Investment Management, LLC ("BlackRock")
International Index BlackRock
Mid Cap Index BlackRock
S&P 500 Index BlackRock
Small Cap Index BlackRock

156 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Index Funds
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
For the six months ended June 30, 2022, the Funds' effective advisory fee rates were as follows:
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, including acquired fund fees and expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30,
2023.
f
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 12, 2023.
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Index Up to $1.5 billion 0.195%
$1.5 billion up to $3 billion 0.155%
$3 billion and more 0.145%
International Index Up to $1.5 billion 0.245%
$1.5 billion up to $3 billion 0.205%
$3 billion and more 0.195%
Mid Cap Index Up to $1.5 billion 0.205%
$1.5 billion up to $3 billion 0.185%
$3 billion and more 0.175%
S&P 500 Index Up to $1.5 billion 0.125%
$1.5 billion up to $3 billion 0.105%
$3 billion and more 0.095%
Small Cap Index Up to $1.5 billion 0.19%
$1.5 billion up to $3 billion 0.17%
$3 billion and more 0.16%
Fund
Effective Advisory
Fee Rate Before Expense
Reimbursements
Effective Advisory
Fee Rate After Expense
Reimbursements
Bond Index 0.18% 0.18%
International Index 0.24 0.24
Mid Cap Index 0.21 0.21
S&P 500 Index 0.12 0.12
Small Cap Index 0.19 0.18
Fund Classes
Amount
(annual rate)
Bond Index All Classes 0.29%
International Index All Classes 0.34%
Mid Cap Index All Classes 0.30%
S&P 500 Index All Classes 0.21%
Small Cap Index All Classes 0.28%
Fund Classes
Amount
(annual rate)
Mid Cap Index Class II 0.72%
S&P 500 Index Class I 0.54%
Class II 0.52%

Index Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 157
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2022, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2022, NFM earned an aggregate of $1,272,188 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2022, the Funds' aggregate portion of such costs amounted to $15,635.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Fund
Fiscal Year 2019
Amount
Fiscal Year 2020
Amount
Fiscal Year 2021
Amount
Six Months Ended
June 30, 2022
Amount Total
Small Cap Index $ — $ — $ — $ 16,401 $ 16,401
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund
Class II
Shares
Class VIII
Shares
Bond Index N/A N/A
International Index 0.25% 0.40%
Mid Cap Index 0.25% N/A
S&P 500 Index 0.25% N/A
Small Cap Index 0.25% N/A
N/A - Not Applicable.

158 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Index Funds
The Trust and NFD have entered into a written contract waiving distribution fees for Class VIII shares of the Funds according to the following schedule until at least April 30, 2023:
During the six months ended June 30, 2022, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I, Class II, and Class VIII shares of the Fund and up to 0.20% of the average daily net assets of Class IV shares of each Fund.
For the six months ended June 30, 2022, the effective rates for administrative services fees were as follows:
The Trust and NFS have entered into a written contract waiving administrative services fees of the Funds according to the following schedule until April 30, 2023:
For the six months ended June 30, 2022, each Fund’s total administrative services fees were as follows:
During the six months ended June 30, 2022, each Fund’s waiver of such administrative service fees by NFS, for which NFS shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Cross trades for the six months ended June 30, 2022 were executed by certain Funds pursuant to procedures adopted by the
Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross
Fund
Distribution Fee
Waiver
(Annual Rate)
International Index 0.05%
Fund Amount
International Index $ 35,368
Fund Class I Class II Class IV Class VIII
Bond Index 0.15%  N/A  N/A  N/A
International Index 0.15 0.12%  N/A 0.15%
Mid Cap Index 0.15 0.10  N/A  N/A
S&P 500 Index 0.15 0.15 0.10%  N/A
Small Cap Index  N/A 0.15  N/A  N/A
N/A — Not Applicable.
Fund
Class I
Shares
Class II
Shares
S&P 500 Index 0.07% 0.07%
Small Cap Index N/A 0.07%
N/A - Not Applicable.
Fund Amount
Bond Index $ 281,839
International Index 242,433
Mid Cap Index 635,446
S&P 500 Index 1,841,240
Small Cap Index 189,520
Fund Amount
S&P 500 Index $ 805,620
Small Cap Index 88,442

Index Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 159
trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of NMF. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
Pursuant to these procedures, for the six months ended June 30, 2022, the Funds that engaged in securities purchases and sales which resulted in net realized gain (loss), as applicable, were as follows:
Investments in Affiliated Issuers
Bond Index invests in an affiliated issuer. The Fund’s transactions in the shares of the affiliated issuer during the six months ended June 30, 2022 were as follows:
J
Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7, 2022.
During the six months ended June 30, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2022, none of the Funds engaged in interfund lending.
Fund
Purchases
at Cost
Sales
Proceeds
Net Realized
Gain/Loss
Mid Cap Index $ 44,518 $ 35,578 $ 2,693
S&P 500 Index – 40,411 (4,695)
Small Cap Index – 5,044 658
Bond Index
Security Description
Shares/Principal
at June 30, 2022
Market Value
December 31,
2021
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Amortization(a)
($)
Change in
Unrealized
Appreciation/
(Depreciation)
($)
Market Value
June 30, 2022
($)
Dividend/
Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Financial
Services, Inc. 40,000 126,525 — (70,476) 29,005 179 (45,833) 39,400 2,761 —
(a) Amortization is included in Dividend/Interest Income.
The Trust and NFD have entered into a written contract waiving distribution fees for Class VIII shares of the Funds according to the following schedule until at least April 30, 2023:
During the six months ended June 30, 2022, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I, Class II, and Class VIII shares of the Fund and up to 0.20% of the average daily net assets of Class IV shares of each Fund.
For the six months ended June 30, 2022, the effective rates for administrative services fees were as follows:
The Trust and NFS have entered into a written contract waiving administrative services fees of the Funds according to the following schedule until April 30, 2023:
For the six months ended June 30, 2022, each Fund’s total administrative services fees were as follows:
During the six months ended June 30, 2022, each Fund’s waiver of such administrative service fees by NFS, for which NFS shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Cross trades for the six months ended June 30, 2022 were executed by certain Funds pursuant to procedures adopted by the
Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross
Fund
Distribution Fee
Waiver
(Annual Rate)
International Index 0.05%
Fund Amount
International Index $ 35,368
Fund Class I Class II Class IV Class VIII
Bond Index 0.15%  N/A  N/A  N/A
International Index 0.15 0.12%  N/A 0.15%
Mid Cap Index 0.15 0.10  N/A  N/A
S&P 500 Index 0.15 0.15 0.10%  N/A
Small Cap Index  N/A 0.15  N/A  N/A
N/A — Not Applicable.
Fund
Class I
Shares
Class II
Shares
S&P 500 Index 0.07% 0.07%
Small Cap Index N/A 0.07%
N/A - Not Applicable.
Fund Amount
Bond Index $ 281,839
International Index 242,433
Mid Cap Index 635,446
S&P 500 Index 1,841,240
Small Cap Index 189,520
Fund Amount
S&P 500 Index $ 805,620
Small Cap Index 88,442

160 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Index Funds
Investment Transactions
For the six months ended June 30, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
For the six months ended June 30, 2022, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
Portfolio Investment Risks
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends
Fund Purchases
*
Sales
*
Bond Index $ 1,313,540,588 $ 1,223,029,582
International Index 81,461,561 177,786,325
Mid Cap Index 56,763,777 96,353,744
S&P 500 Index 77,686,523 32,554,539
Small Cap Index 65,612,569 43,985,116
*
Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond Index $ 144,762,430 $ 92,754,202

Index Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 161
primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
TBA Commitments
TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade

162 - Notes to Financial Statements - June 30, 2022 (Unaudited) - Index Funds
date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When entering into
TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under the 1940 Act that provides the requirements for determining the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a consistent framework and standard of baseline practices for fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management is currently evaluating the implications of the new rule and the impact on the Funds’
financial statement disclosures and reporting requirements.
Federal Tax Information
As of June 30, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the United States, European and other credit markets has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Index $ 2,396,531,432 $ 6,878,553 $ (170,997,488) $ (164,118,935)
International Index 1,354,847,903 382,522,097 (170,274,434) 212,247,663
Mid Cap Index 783,907,749 316,919,239 (73,074,692) 243,844,547
S&P 500 Index 870,384,577 1,588,190,544 (32,162,909) 1,556,027,635
Small Cap Index 312,448,425 84,191,120 (47,538,159) 36,652,961

Index Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 163
standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global, national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans (within the
United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments.
The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
The Trusts’ credit agreement has been renewed through July 6, 2023. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2022 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

164 - Supplemental Information - June 30, 2022 (Unaudited) - Index Funds
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has
designated Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a
Liquidity Risk Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 14, 2022, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Index Funds - June 30, 2022 (Unaudited) - Management Information - 165
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

166 - Management Information - June 30, 2022 (Unaudited) - Index Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 130
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 130
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Index Funds - June 30, 2022 (Unaudited) - Management Information - 167
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

168 - Market Index Definitions - June 30, 2022 (Unaudited) - Index Funds
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Index Funds - June 30, 2022 (Unaudited) - Market Index Definitions - 169
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

170 - Market Index Definitions - June 30, 2022 (Unaudited) - Index Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

Index Funds - June 30, 2022 (Unaudited) - Market Index Definitions - 171
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

172 - Market Index Definitions - June 30, 2022 (Unaudited) - Index Funds
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative
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levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target
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Semiannual Report
June 30, 2022 (Unaudited)
Nationwide Variable Insurance Trust
International Funds
NVIT AllianzGI International Growth Fund
NVIT Columbia Overseas Value Fund
NVIT Emerging Markets Fund
NVIT International Equity Fund

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2022

Message to Investors 1
Fund Overview 3
Shareholder Expense Example 7
Statements of Investments 9
Statements of Assets and Liabilities 26
Statements of Operations 30
Statements of Changes in Net Assets 32
Financial Highlights 37
Notes to Financial Statements 41
Supplemental Information 59
Management Information 61
Market Index Definitions 64

Nationwide Variable Insurance Trust - June 30, 2022 (Unaudited) - 1
Message to Investors
Dear Investor,
Equity markets fell significantly during the semi-annual reporting period ended June 30, 2022, as a confluence of events ranging from entrenched inflation, geopolitical risk, new central bank frameworks, and the Omicron variant of COVID-19 all weighed on market returns.
The outlook for the U.S. economy continued to slow through the period, with gross domestic product (“GDP”) growth decelerating to -1.6% for the first quarter of 2022. Economic activity continued to moderate, and the labor market remained robust with corporate profits expected to grow more slowly after the swift rise during 2021. By and large, earnings have been supported by a resilient consumer, although inflationary pressure will likely challenge gross margins.
The U.S economy faced decades-high inflation during the reporting period and equity markets faced historical pressure, due to hawkish central bank policy.
Markets experienced historic levels of volatility during the reporting period, as geopolitical uncertainty, entrenched inflation, and hawkish central banks challenged both equity and bond market returns. The S&P 500
®
Index (“S&P 500”) experienced a substantial level of volatility throughout the period, sliding into a bear market after the Federal Reserve increased rates by
0.75%. Additionally, investor sentiment has remained at historically negative levels throughout the reporting period, indicating extreme fear and apprehension by investors. The “wall of worry”
that developed at the beginning of 2022 has methodically given way to volatile market moves in the equity markets; it is possible that the second quarter of 2022 could be recorded as the ninth-
worst quarter for the S&P 500 since World War II, finishing the reporting period with a 20% loss.
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank, with the MSCI EAFE
®
Index finishing the period with a loss of nearly 20%. The MSCI Emerging Markets
®
Index was
notably weak on continued stress on China lockdowns and surging commodity prices, falling nearly 18%.
The S&P 500 closed in “bear market” territory during the reported period for the first time since 2020.
With inflation seemingly not abating during the reporting period, the market continued to come under pressure, and the S&P 500 fell more than 20% from its January high. Value indexes continued to be favored by investors, with large-cap indexes beating small-cap indexes. The
Energy sector remained the clear winner during the reporting period, up 31% year-to-date, followed by the Utilities and Consumer Staples sectors, down -3% and -7%, respectively.
Fixed-income returns were historically weak with surging interest rates and increasingly aggressive central bank policy causing consternation for investors. During the reporting period, the U.S. Federal Reserve bank (“Fed”) raised its benchmark interest rate by 0.75%, the most significant increase since 1994. Meanwhile, investors grew discontent over the economic outlook and fear of a “policy mistake” by the Fed. Interest rates surged during the period, with the 10-year Treasury yield rising from 1.55% to over 3.44%. Likewise, the 2-year Treasury yield saw a more pronounced move, rising to 3.43% during the reporting period. As investors grappled with moderating economic data, the yield curve continued to linger toward inversion

2 - June 30, 2022 (Unaudited) - Nationwide Variable Insurance Trust
during the reporting period.
Technical indicators reflected the stress caused by geopolitical uncertainty and historically high inflation. Stock-bond diversification suffered over the reported period with the S&P 500 and
Bloomberg U.S. Aggregate Bond Index both producing negative returns for the first time since
1976. Financial conditions tightened, credit spreads widened, and the dollar strengthened as investors grew more anxious about a potential economic slowdown.
Equity markets may continue to be choppy based on fears of central bank policy trade-off errors and negative investor sentiment potentially leading to a self-fulfilling economic slowdown.
However, investors may find solace in diminishing inflation or the central banks achieving a soft-
landing. Encouragingly, the health of the labor market, resilient consumer spending, and solid corporate earnings remain generally sound.
When investors feel pessimistic and begin to view their economic futures as uncertain they naturally tend to succumb to stressful market environments by reacting emotionally, often producing suboptimal returns. We urge investors to seek investments based on a sound asset allocation strategy and a long-term perspective and encourage you to speak with your financial professional regularly to ensure that your portfolio maintains the right balance for your goals.
We remain confident in our ability to help investors navigate the markets for years to come.
Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
The following chart provides returns for various market segments for six-month reporting period ended June 30, 2022:
Index
Semi-annual Total Return
(As of June 30, 2022)
Bloomberg Emerging Markets USD Aggregate Bond -17.14%
Bloomberg Municipal Bond -8.98%
Bloomberg U.S. 1-3 Year Government/Credit Bond -3.11%
Bloomberg U.S. 10-20 Year Treasury Bond -18.80%
Bloomberg U.S. Aggregate Bond -10.35%
Bloomberg U.S. Corporate High Yield -14.19%
MSCI EAFE
®
-19.57%
MSCI Emerging Markets
®
-17.63%
MSCI World ex USA -18.42%
Russell 1000
®
Growth -28.07%
Russell 1000
®
Value -12.86%
Russell 2000
®
-23.43%
S&P 500
®
-19.96%
Source: Morningstar

NVIT AllianzGI International Growth Fund - June 30, 2022 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Common Stocks 98.6%
Repurchase Agreement 0.2%
Other assets in excess of liabilities 1.2%
100.0%
Top Industries
2
Semiconductors & Semiconductor Equipment 12.4%
IT Services 10.1%
Internet & Direct Marketing Retail 9.9%
Software 9.1%
Banks 6.8%
Air Freight & Logistics 6.8%
Interactive Media & Services 5.3%
Chemicals 5.1%
Insurance 4.0%
Machinery 3.9%
Other Industries
#
26.6%
100.0%
Top Holdings
2
HDFC Bank Ltd. 5.5%
ASML Holding NV 5.5%
Tencent Holdings Ltd. 5.3%
Constellation Software, Inc. 4.3%
Alibaba Group Holding Ltd., ADR 4.1%
DSV A/S 4.1%
AIA Group Ltd. 4.0%
Adyen NV 3.6%
Netcompany Group A/S 3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR 3.5%
Other Holdings
#
56.5%
100.0%
Top Countries
2
Denmark 13.1%
China 11.8%
Sweden 10.3%
Netherlands 10.1%
Canada 8.4%
Germany 7.7%
India 5.5%
Switzerland 4.6%
Hong Kong 4.0%
Australia 4.0%
Other Countries
#
20.5%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

4 - Fund Overview - June 30, 2022 (Unaudited) - NVIT Columbia Overseas Value Fund
Asset Allocation
1
Common Stocks 97.3%
Repurchase Agreements 2.5%
Exchange Traded Fund 1.0%
Forward Currency Contracts (0.1)%
Liabilities in excess of other assets (0.7)%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 12.2%
Banks 10.6%
Pharmaceuticals 9.9%
Insurance 8.0%
Food & Staples Retailing 6.4%
Diversified Telecommunication Services 4.8%
Food Products 3.7%
Electronic Equipment, Instruments & Components 3.4%
Tobacco 3.3%
Diversified Financial Services 3.1%
Other Industries
#
34.6%
100.0%
Top Holdings
2
British American Tobacco plc 3.3%
TotalEnergies SE 3.3%
Shell plc 3.1%
Sanofi 2.6%
Vodafone Group plc 2.6%
AXA SA 2.5%
Novartis AG (Registered) 2.4%
Banco Santander SA 2.2%
ORIX Corp. 2.2%
ING Groep NV 2.1%
Other Holdings
#
73.7%
100.0%
Top Countries
2
Japan 18.5%
United Kingdom 16.0%
France 11.9%
Netherlands 10.1%
United States 7.2%
Germany 4.9%
Canada 4.5%
Spain 4.1%
Switzerland 2.7%
Singapore 2.6%
Other Countries
#
17.5%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

NVIT Emerging Markets Fund - June 30, 2022 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Common Stocks 96.3%
Other assets in excess of liabilities 3.7%
100.0%
Top Industries
2
Banks 15.5%
Semiconductors & Semiconductor Equipment 12.2%
Internet & Direct Marketing Retail 8.0%
Interactive Media & Services 5.3%
Beverages 5.2%
Insurance 4.1%
Technology Hardware, Storage & Peripherals 3.7%
Hotels, Restaurants & Leisure 3.3%
IT Services 3.1%
Chemicals 3.0%
Other Industries 36.6%
100.0%
Top Holdings
2
Taiwan Semiconductor Manufacturing Co. Ltd. 7.0%
Alibaba Group Holding Ltd. 5.5%
Tencent Holdings Ltd. 4.7%
Samsung Electronics Co. Ltd. 3.6%
Infosys Ltd. 2.4%
AIA Group Ltd. 2.4%
Varun Beverages Ltd. 2.3%
Housing Development Finance Corp. Ltd. 2.3%
CTBC Financial Holding Co. Ltd. 2.0%
LONGi Green Energy Technology Co. Ltd., Class A 1.9%
Other Holdings 65.9%
100.0%
Top Countries
2
China 35.3%
India 16.0%
Taiwan 12.5%
South Korea 8.2%
Indonesia 5.2%
Thailand 4.8%
Brazil 3.9%
Hong Kong 3.5%
Chile 2.0%
Greece 1.7%
Other Countries 6.9%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

6 - Fund Overview - June 30, 2022 (Unaudited) - NVIT International Equity Fund
Asset Allocation
1
Common Stocks 98.5%
Repurchase Agreement 1.3%
Other assets in excess of liabilities 0.2%
100.0%
Top Industries
2
Banks 11.5%
Pharmaceuticals 8.7%
Oil, Gas & Consumable Fuels 5.9%
Metals & Mining 4.7%
Insurance 4.5%
Semiconductors & Semiconductor Equipment 4.4%
Food & Staples Retailing 3.0%
Capital Markets 3.0%
Chemicals 2.9%
Electric Utilities 2.9%
Other Industries
#
48.5%
100.0%
Top Holdings
2
Novo Nordisk A/S, Class B 3.1%
Roche Holding AG 2.6%
Unilever plc 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. 1.8%
Loblaw Cos. Ltd. 1.7%
Samsung Electronics Co. Ltd. 1.5%
Imperial Brands plc 1.5%
PetroChina Co. Ltd., Class H 1.5%
Alimentation Couche-Tard, Inc. 1.4%
GSK plc 1.3%
Other Holdings
#
81.8%
100.0%
Top Countries
2
Japan 13.8%
China 11.2%
Canada 8.1%
United Kingdom 7.9%
Australia 5.8%
United States 5.7%
France 5.5%
Netherlands 4.8%
Germany 4.2%
Taiwan 3.8%
Other Countries
#
29.2%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2022.
2
Percentages indicated are based upon total investments as of June 30, 2022.

International Funds - June 30, 2022 (Unaudited) - Shareholder Expense Example - 7
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2022) and continued to hold your shares at the end of the reporting period (June 30, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January
1, 2022 through June 30, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2022 through June 30, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/22
Ending Account
Value($) 6/30/22
Expenses Paid
During Period ($)
1/1/22 - 6/30/22
Expense Ratio
During Period (%)
1/1/22 - 6/30/22
(a)
NVIT AllianzGI International Growth Fund
Class I Shares
Actual
(b)
1,000.00 611.60 3.88 0.97
Hypothetical
(b)(c)
1,000.00 1,019.98 4.86 0.97
Class II Shares
Actual
(b)
1,000.00 610.80 4.87 1.22
Hypothetical
(b)(c)
1,000.00 1,018.74 6.11 1.22
NVIT Columbia Overseas Value Fund
Class I Shares
Actual
(b)
1,000.00 865.50 4.53 0.98
Hypothetical
(b)(c)
1,000.00 1,019.93 4.91 0.98
Class X Shares
Actual
(b)
1,000.00 866.20 3.89 0.84
Hypothetical
(b)(c)
1,000.00 1,020.63 4.21 0.84
Class Z Shares
Actual
(b)
1,000.00 864.50 5.04 1.09
Hypothetical
(b)(c)
1,000.00 1,019.39 5.46 1.09

8 - Shareholder Expense Example - June 30, 2022 (Unaudited) - International Funds
Beginning Account
Value($) 1/1/22
Ending Account
Value($) 6/30/22
Expenses Paid
During Period ($)
1/1/22 - 6/30/22
Expense Ratio
During Period (%)
1/1/22 - 6/30/22
(a)
NVIT Emerging Markets Fund
Class I Shares
Actual
(b)
1,000.00 790.40 4.79 1.08
Hypothetical
(b)(c)
1,000.00 1,019.44 5.41 1.08
Class II Shares
Actual
(b)
1,000.00 789.20 5.90 1.33
Hypothetical
(b)(c)
1,000.00 1,018.20 6.66 1.33
Class D Shares
Actual
(b)
1,000.00 788.70 6.30 1.42
Hypothetical
(b)(c)
1,000.00 1,017.75 7.10 1.42
Class Y Shares
Actual
(b)
1,000.00 791.30 4.13 0.93
Hypothetical
(b)(c)
1,000.00 1,020.18 4.66 0.93
NVIT International Equity Fund
Class I Shares
Actual
(b)
1,000.00 824.30 5.20 1.15
Hypothetical
(b)(c)
1,000.00 1,019.09 5.76 1.15
Class II Shares
Actual
(b)
1,000.00 823.40 6.33 1.40
Hypothetical
(b)(c)
1,000.00 1,017.85 7.00 1.40
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2022 through June 30, 2022 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

NVIT AllianzGI International Growth Fund - June 30, 2022 (Unaudited) - Statement of Investments - 9
Common Stocks 98.6%
Shares Value ($)
AUSTRALIA 3.9%
Biotechnology 1.1%
CSL Ltd. 12,384 2,301,051
Hotels, Restaurants & Leisure 2.8%
Domino's Pizza Enterprises
Ltd. 125,079 5,866,007
8,167,058
BRAZIL 2.8%
Internet & Direct Marketing Retail 2.8%
MercadoLibre, Inc. * 9,118 5,806,981
CANADA 8.3%
Food & Staples Retailing 3.1%
Alimentation Couche-Tard,
Inc. 166,705 6,502,686
IT Services 1.0%
Shopify, Inc.
, Class A
* 64,190 2,005,296
Software 4.2%
Constellation Software, Inc. 5,922 8,791,308
17,299,290
CHINA 11.6%
Interactive Media & Services 5.3%
Tencent Holdings Ltd. 240,838 10,937,295
Internet & Direct Marketing Retail 6.3%
Alibaba Group Holding Ltd.,
ADR * 75,019 8,528,161
JD.com, Inc.
, Class A
11,021 356,354
Prosus NV * 66,390 4,387,603
13,272,118
24,209,413
DENMARK 13.1%
Air Freight & Logistics 4.1%
DSV A/S 60,640 8,490,727
Health Care Equipment & Supplies 2.7%
Ambu A/S
, Class B
569,310 5,563,991
Pharmaceuticals 2.7%
Novo Nordisk A/S
, Class B
49,846 5,532,476
Software 3.6%
Netcompany Group A/S Reg.
S *(a) 136,093 7,447,557
27,034,751
GERMANY 7.6%
Diversified Financial Services 0.5%
GRENKE AG 39,961 978,704
Internet & Direct Marketing Retail 0.7%
Zalando SE Reg. S *(a) 53,163 1,390,467
IT Services 2.0%
Bechtle AG 104,598 4,276,796
Semiconductors & Semiconductor Equipment 3.3%
Infineon Technologies AG 290,214 7,021,801
Software 0.3%
SAP SE 6,032 549,531
Common Stocks
Shares Value ($)
GERMANY
Textiles, Apparel & Luxury Goods 0.8%
adidas AG 9,579 1,694,154
15,911,453
HONG KONG 4.0%
Insurance 4.0%
AIA Group Ltd. 757,727 8,322,988
INDIA 5.5%
Banks 5.5%
HDFC Bank Ltd. 663,830 11,357,414
IRELAND 1.7%
Building Products 1.7%
Kingspan Group plc 58,234 3,522,988
ISRAEL 3.0%
IT Services 3.0%
Wix.com Ltd. * 96,339 6,315,021
JAPAN 1.8%
Electronic Equipment, Instruments & Components 0.6%
Keyence Corp. 3,893 1,332,300
IT Services 0.4%
BASE, Inc. *(b) 312,671 738,866
Trading Companies & Distributors 0.8%
MonotaRO Co. Ltd. 117,554 1,748,439
3,819,605
LUXEMBOURG 0.5%
Life Sciences Tools & Services 0.5%
Eurofins Scientific SE 12,244 967,959
NETHERLANDS 10.0%
IT Services 3.6%
Adyen NV Reg. S *(a) 5,103 7,501,494
Semiconductors & Semiconductor Equipment 5.4%
ASML Holding NV 23,495 11,339,343
Software 1.0%
Topicus.com, Inc. * 35,317 1,992,755
20,833,592
NEW ZEALAND 2.6%
Air Freight & Logistics 2.6%
Mainfreight Ltd. 123,932 5,403,277
SINGAPORE 2.2%
Entertainment 2.2%
Sea Ltd., ADR * 69,880 4,672,177
SOUTH AFRICA 1.2%
Banks 1.2%
Capitec Bank Holdings Ltd. 21,152 2,582,671
SWEDEN 10.2%
Building Products 0.7%
Assa Abloy AB
, Class B
67,277 1,439,724
Chemicals 2.8%
Hexpol AB 689,843 5,876,942
Electronic Equipment, Instruments & Components 1.7%
Hexagon AB
, Class B
331,628 3,448,325

10 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT AllianzGI International Growth Fund
Common Stocks
Shares Value ($)
SWEDEN
Machinery 3.2%
Atlas Copco AB
, Class A
333,356 3,119,374
Epiroc AB
, Class A
229,165 3,542,284
6,661,658
Trading Companies & Distributors 1.8%
AddTech AB
, Class B
289,795 3,783,769
21,210,418
SWITZERLAND 4.5%
Capital Markets 1.6%
Partners Group Holding AG 3,749 3,381,994
Chemicals 2.2%
Sika AG (Registered) 20,248 4,671,117
Machinery 0.7%
VAT Group AG Reg. S (a) 5,849 1,396,727
9,449,838
TAIWAN 3.5%
Semiconductors & Semiconductor Equipment 3.5%
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR 88,269 7,215,991
UNITED KINGDOM 0.6%
Industrial Conglomerates 0.6%
DCC plc 21,094 1,318,055
Total Common Stocks
(cost $231,478,879) 205,420,940
Repurchase Agreement 0.2%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $337,515,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072;
total market value
$344,250.(c)(d) 337,500 337,500
Total Repurchase Agreement
(cost $337,500) 337,500
Total Investments
(cost $231,816,379) — 98.8% 205,758,440
Other assets in excess of liabilities — 1.2% 2,465,496
NET ASSETS — 100.0%
$ 208,223,936
* Denotes a non-income producing security.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2022 was
$17,736,245 which represents 8.52% of net assets.
(b) The security or a portion of this security is on loan as of June
30, 2022. The total value of securities on loan as of June
30, 2022 was $627,924, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $337,500 and by $330,598 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 6.25%, and maturity dates ranging from 7/14/2022 –
5/15/2052, a total value of $668,098.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $337,500.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

NVIT Columbia Overseas Value Fund - June 30, 2022 (Unaudited) - Statement of Investments - 11
Common Stocks 97.3%
Shares Value ($)
AUSTRALIA 1.0%
Metals & Mining 1.0%
Northern Star Resources Ltd. 507,684 2,341,219
BERMUDA 0.8%
Oil, Gas & Consumable Fuels 0.8%
Teekay Tankers Ltd.
, Class A
* 108,029 1,904,551
BRAZIL 0.3%
Airlines 0.3%
Azul SA, ADR *(a) 108,576 770,890
CANADA 4.6%
Food & Staples Retailing 1.9%
Alimentation Couche-Tard,
Inc. 110,981 4,329,052
Metals & Mining 0.8%
Teck Resources Ltd.
, Class
B
(a) 63,212 1,932,391
Oil, Gas & Consumable Fuels 1.3%
Cameco Corp. 139,453 2,931,302
Paper & Forest Products 0.6%
West Fraser Timber Co. Ltd.
(a) 19,253 1,477,330
10,670,075
CHINA 0.8%
Water Utilities 0.8%
Guangdong Investment Ltd. 1,802,000 1,908,653
FINLAND 1.9%
Paper & Forest Products 1.9%
UPM- Kymmene OYJ 143,097 4,377,172
FRANCE 11.9%
Banks 1.9%
BNP Paribas SA 91,650 4,363,726
Biotechnology 0.0%
†
DBV Technologies SA, ADR
*(a) 35,472 90,454
Construction & Engineering 1.4%
Eiffage SA 35,510 3,224,836
Insurance 2.5%
AXA SA 256,350 5,825,512
IT Services 0.3%
Atos SE * 52,979 710,968
Oil, Gas & Consumable Fuels 3.2%
TotalEnergies SE 146,268 7,710,074
Pharmaceuticals 2.6%
Sanofi 60,252 6,093,024
28,018,594
GERMANY 5.0%
Automobiles 0.5%
Mercedes-Benz Group AG 22,120 1,280,082
Chemicals 0.9%
Covestro AG Reg. S (b) 62,405 2,156,804
Machinery 1.4%
Duerr AG 76,987 1,771,657
Common Stocks
Shares Value ($)
GERMANY
Machinery
KION Group AG 33,227 1,378,069
3,149,726
Multi-Utilities 1.2%
E.ON SE 314,468 2,638,377
Pharmaceuticals 0.7%
Bayer AG (Registered) 29,313 1,741,588
Real Estate Management & Development 0.3%
Aroundtown SA (a) 213,847 679,963
11,646,540
GREECE 0.4%
Banks 0.4%
Piraeus Financial Holdings
SA * 1,047,421 1,036,864
HONG KONG 2.0%
Food Products 2.0%
WH Group Ltd. Reg. S (b) 5,956,877 4,608,778
IRELAND 1.7%
Banks 1.1%
Bank of Ireland Group plc 388,494 2,455,992
Biotechnology 0.0%
†
Amarin Corp. plc, ADR *(a) 31,039 46,248
Hotels, Restaurants & Leisure 0.6%
Flutter Entertainment plc *(a) 13,803 1,397,374
3,899,614
ISRAEL 1.0%
Diversified Telecommunication Services 1.0%
Bezeq The Israeli
Telecommunication Corp.
Ltd. 1,571,872 2,449,308
JAPAN 18.6%
Auto Components 0.6%
Koito Manufacturing Co. Ltd. 46,600 1,480,373
Automobiles 1.5%
Toyota Motor Corp. 233,200 3,591,444
Banks 1.5%
Sumitomo Mitsui Financial
Group, Inc. 121,900 3,620,308
Construction & Engineering 0.6%
Kinden Corp. 123,100 1,422,365
Diversified Financial Services 2.2%
ORIX Corp. 302,100 5,071,406
Diversified Telecommunication Services 1.2%
Nippon Telegraph &
Telephone Corp. 100,300 2,879,835
Electronic Equipment, Instruments & Components 1.2%
Daiwabo Holdings Co. Ltd. 206,600 2,695,896
Equity Real Estate Investment Trusts (REITs) 0.3%
Invincible Investment Corp. 2,320 682,425
Food & Staples Retailing 2.1%
MatsukiyoCocokara & Co. 120,800 4,885,689

12 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Columbia Overseas Value Fund
Common Stocks
Shares Value ($)
JAPAN
Health Care Providers & Services 0.9%
Ship Healthcare Holdings,
Inc. 124,100 2,208,684
Insurance 1.3%
Dai-ichi Life Holdings, Inc. 164,000 3,027,565
IT Services 0.1%
Simplex Holdings, Inc. 22,900 292,428
Machinery 0.4%
Takuma Co. Ltd. 88,800 869,881
Pharmaceuticals 1.2%
Takeda Pharmaceutical Co.
Ltd. 96,500 2,711,898
Real Estate Management & Development 0.2%
Starts Corp., Inc. 26,500 544,724
Trading Companies & Distributors 2.8%
ITOCHU Corp. 172,000 4,651,719
Marubeni Corp. 198,700 1,793,657
6,445,376
Wireless Telecommunication Services 0.5%
SoftBank Group Corp. 31,000 1,198,036
43,628,333
NETHERLANDS 10.2%
Banks 2.9%
ABN AMRO Bank NV, CVA
Reg. S (b) 156,388 1,758,223
ING Groep NV 507,272 5,034,435
6,792,658
Food & Staples Retailing 2.1%
Koninklijke Ahold Delhaize
NV 188,116 4,902,628
Insurance 2.0%
ASR Nederland NV 117,563 4,779,823
Oil, Gas & Consumable Fuels 3.2%
Shell plc 280,126 7,310,023
23,785,132
NORWAY 1.3%
Food Products 1.3%
Leroy Seafood Group ASA 414,163 2,949,293
PORTUGAL 0.0%
†
Banks 0.0%
†
Banco Espirito Santo SA
(Registered) *^∞ 146,163 0
RUSSIA 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
LUKOIL PJSC ^∞ 10,847 0
SINGAPORE 2.7%
Electronic Equipment, Instruments & Components 1.9%
Venture Corp. Ltd. 372,100 4,460,655
Oil, Gas & Consumable Fuels 0.8%
BW LPG Ltd. Reg. S (b) 238,652 1,772,118
6,232,773
Common Stocks
Shares Value ($)
SOUTH AFRICA 0.6%
Metals & Mining 0.6%
Sibanye Stillwater Ltd., ADR
(a) 133,042 1,326,429
SOUTH KOREA 1.3%
Food & Staples Retailing 0.4%
GS Retail Co. Ltd. 51,470 1,018,698
Internet & Direct Marketing Retail 0.2%
Hyundai Home Shopping
Network Corp. 13,940 543,547
Textiles, Apparel & Luxury Goods 0.7%
Youngone Corp. 46,653 1,381,099
2,943,344
SPAIN 4.1%
Banks 2.1%
Banco Santander SA 1,815,286 5,119,019
Construction & Engineering 0.7%
ACS Actividades de
Construccion y Servicios
SA (a) 64,362 1,561,433
Electric Utilities 1.1%
Endesa SA (a) 131,102 2,473,977
Energy Equipment & Services 0.2%
Tecnicas Reunidas SA *(a) 53,624 396,526
9,550,955
SWEDEN 0.8%
Entertainment 0.5%
Stillfront Group AB * 501,940 1,108,973
Real Estate Management & Development 0.3%
Samhallsbyggnadsbolaget i
Norden AB (a) 481,297 802,376
1,911,349
SWITZERLAND 2.8%
Electronic Equipment, Instruments & Components 0.4%
TE Connectivity Ltd. 7,323 828,597
Pharmaceuticals 2.4%
Novartis AG (Registered) 66,535 5,628,322
6,456,919
TAIWAN 1.3%
Insurance 1.3%
Fubon Financial Holding Co.
Ltd. 1,479,200 2,972,446
UNITED KINGDOM 16.0%
Air Freight & Logistics 0.3%
Royal Mail plc 182,733 604,123
Banks 0.7%
Barclays plc 892,092 1,670,135
Capital Markets 0.9%
TP ICAP Group plc 1,463,447 2,001,555
Diversified Telecommunication Services 2.6%
BT Group plc 1,035,307 2,349,318
Liberty Global plc
, Class C
* 167,463 3,699,258
6,048,576

NVIT Columbia Overseas Value Fund - June 30, 2022 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
UNITED KINGDOM
Energy Equipment & Services 0.2%
John Wood Group plc * 250,056 474,876
Household Durables 0.2%
Crest Nicholson Holdings plc 171,577 508,763
Industrial Conglomerates 1.5%
DCC plc 54,976 3,435,167
Insurance 1.0%
Just Group plc 2,633,468 2,287,449
Oil, Gas & Consumable Fuels 1.8%
BP plc 872,018 4,107,106
Pharmaceuticals 0.9%
AstraZeneca plc, ADR (a) 33,519 2,214,600
Software 0.2%
Micro Focus International plc 154,582 526,562
Tobacco 3.2%
British American Tobacco plc 180,616 7,740,747
Wireless Telecommunication Services 2.5%
Vodafone Group plc 3,948,475 6,091,088
37,710,747
UNITED STATES 6.2%
Biotechnology 0.2%
Insmed , Inc. *(a) 19,827 390,989
Sage Therapeutics, Inc. *(a) 5,897 190,473
581,462
Chemicals 1.2%
Livent Corp. *(a) 118,865 2,697,047
Diversified Financial Services 1.0%
Burford Capital Ltd. (a) 226,072 2,281,066
Food Products 0.5%
JBS SA 176,945 1,068,070
Health Care Equipment & Supplies 0.0%
†
Quotient Ltd. *(a) 93,901 22,536
Oil, Gas & Consumable Fuels 1.3%
Diversified Energy Co. plc
Reg. S 2,198,743 2,983,425
Pharmaceuticals 2.0%
Aerie Pharmaceuticals, Inc.
*(a) 25,348 190,110
Jazz Pharmaceuticals plc *(a) 30,691 4,788,104
4,978,214
14,611,820
Total Common Stocks
(cost $219,435,481) 227,711,798
Exchange Traded Fund 1.0%
UNITED STATES 1.0%
iShares MSCI EAFE Value
ETF (a) 51,807 2,248,424
Total Exchange Traded Fund
(cost $2,362,969) 2,248,424
Repurchase Agreements 2.5%
Principal
Amount ($) Value ($)
Bank of America NA,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $2,000,087,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
2/1/2043 - 6/1/2045; total
market value $2,040,000.
(c)(d) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $2,873,620,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072;
total market value
$2,930,966.(c)(d) 2,873,496 2,873,496
Pershing LLC, 1.58%,
dated 6/30/2022, due
7/1/2022, repurchase
price $909,728,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.50%, maturing
10/25/2022 - 5/20/2072;
total market value
$927,882.(c)(d) 909,688 909,688
Total Repurchase Agreements
(cost $5,783,184) 5,783,184
Total Investments
(cost $227,581,634) — 100.8% 235,743,406
Liabilities in excess of other assets
— (0.8)% (1,921,608)
NET ASSETS — 100.0%
$ 233,821,798

14 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Columbia Overseas Value Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2022. The total value of securities on loan as of June 30,
2022 was $16,749,898, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $5,783,184 and by $12,142,311 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
7/14/2022 – 5/15/2052, a total value of $17,925,495.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2022 was
$10,295,923 which represents 4.40% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $5,783,184.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVA Dutch Certification
ETF Exchange Traded Fund
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Forward Foreign Currency Contracts outstanding as of June 30, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
CAD 4,925,000 USD 3,808,866 Goldman Sachs International 7/14/2022 17,398
CHF 1,757,000 USD 1,810,201 Goldman Sachs International 7/14/2022 31,230
USD 10,401,719 CAD 13,309,000 Goldman Sachs International 7/14/2022 61,873
USD 1,189,017 EUR 1,131,000 Goldman Sachs International 7/14/2022 3,102
USD 2,061,342 JPY 267,466,000 Goldman Sachs International 7/14/2022 89,044
USD 2,528,105 KRW 3,206,775,000 Goldman Sachs International
**
7/14/2022 58,148
USD 784,218 NOK 7,425,000 Goldman Sachs International 7/14/2022 30,291
USD 3,058,659 TWD 90,256,000 Goldman Sachs International
**
7/14/2022 22,562
Total unrealized appreciation 313,648
AUD 20,594,000 USD 14,559,723 Goldman Sachs International 7/14/2022 (344,224)
CAD 1,642,000 USD 1,307,932 Goldman Sachs International 7/14/2022 (32,252)
DKK 8,914,000 USD 1,263,246 Goldman Sachs International 7/14/2022 (6,578)
EUR 4,096,000 USD 4,360,744 Goldman Sachs International 7/14/2022 (65,867)
JPY 129,736,000 USD 959,195 Goldman Sachs International 7/14/2022 (2,520)
SEK 27,911,000 USD 2,825,499 Goldman Sachs International 7/14/2022 (96,309)
USD 1,665,914 AUD 2,416,000 Goldman Sachs International 7/14/2022 (1,788)
USD 3,130,168 CHF 3,057,000 Goldman Sachs International 7/14/2022 (73,732)
USD 1,185,785 EUR 1,139,000 Goldman Sachs International 7/14/2022 (8,518)
USD 938,957 NOK 9,466,000 Goldman Sachs International 7/14/2022 (22,211)
Total unrealized depreciation (653,999)
Net unrealized depreciation (340,351)
** Non-deliverable forward.
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
DKK Danish krone
EUR Euro
JPY Japanese yen
KRW South Korean won
NOK Norwegian krone
SEK Swedish krona
TWD Taiwan new dollar
USD United States dollar
The accompanying notes are an integral part of these financial statements.

NVIT Emerging Markets Fund - June 30, 2022 (Unaudited) - Statement of Investments - 15
Common Stocks 96.3%
Shares Value ($)
ARGENTINA 0.3%
Hotels, Restaurants & Leisure 0.3%
Despegar.com Corp. * 187,142 1,515,850
BRAZIL 3.8%
Banks 1.3%
Banco Bradesco SA, ADR 782,332 2,550,402
Itau Unibanco Holding SA,
ADR 745,990 3,192,837
5,743,239
Food & Staples Retailing 0.3%
Atacadao SA 521,899 1,662,394
Interactive Media & Services 0.1%
VTEX
, Class A
* 84,423 260,023
Internet & Direct Marketing Retail 0.5%
MercadoLibre, Inc. * 4,186 2,665,938
Oil, Gas & Consumable Fuels 0.7%
Petroleo Brasileiro SA, ADR 304,100 3,551,888
Road & Rail 0.4%
Localiza Rent a Car SA 217,452 2,177,657
Software 0.5%
TOTVS SA * 535,322 2,379,232
18,440,371
CHILE 1.9%
Banks 0.9%
Banco Santander Chile 105,789,152 4,271,223
Chemicals 1.0%
Sociedad Quimica y Minera
de Chile SA, ADR 59,300 4,953,329
9,224,552
CHINA 33.9%
Airlines 1.3%
Spring Airlines Co. Ltd.
, Class
A
* 739,825 6,458,268
Automobiles 2.1%
NIO, Inc., ADR * 265,600 5,768,832
XPeng, Inc.
, Class A
* 287,200 4,614,946
10,383,778
Banks 1.2%
China Merchants Bank Co.
Ltd.
, Class H
420,000 2,857,013
Postal Savings Bank of China
Co. Ltd.
, Class A
3,445,300 2,776,884
5,633,897
Beverages 2.1%
Kweichow Moutai Co. Ltd.
,
Class A
11,600 3,558,289
Wuliangye Yibin Co. Ltd.
,
Class A
217,289 6,565,026
10,123,315
Diversified Consumer Services 1.3%
China Education Group
Holdings Ltd. Reg. S 6,377,000 6,310,747
Electrical Equipment 1.1%
NARI Technology Co. Ltd.
,
Class A
699,800 2,828,635
Common Stocks
Shares Value ($)
CHINA
Electrical Equipment
Sungrow Power Supply Co.
Ltd.
, Class A
164,406 2,421,336
5,249,971
Entertainment 1.3%
NetEase, Inc. 351,600 6,580,189
Food Products 0.2%
China Mengniu Dairy Co.
Ltd. * 240,000 1,199,445
Hotels, Restaurants & Leisure 0.0%
†
Yum China Holdings, Inc. 3,466 168,101
Household Durables 2.0%
Haier Smart Home Co. Ltd.
,
Class H
1,609,800 6,046,584
Midea Group Co. Ltd.
, Class A
423,872 3,843,300
9,889,884
Interactive Media & Services 5.0%
Kuaishou Technology Reg.
S *(a) 203,000 2,276,674
Tencent Holdings Ltd. 489,100 22,211,740
24,488,414
Internet & Direct Marketing Retail 7.1%
Alibaba Group Holding Ltd. * 1,803,300 25,723,555
JD.com, Inc.
, Class A
269,069 8,700,103
34,423,658
IT Services 0.7%
GDS Holdings Ltd., ADR * 27,117 905,437
GDS Holdings Ltd.
, Class A
* 337,600 1,427,768
Vnet Group, Inc., ADR * 185,651 1,121,332
3,454,537
Life Sciences Tools & Services 0.6%
Wuxi Biologics Cayman, Inc.
Reg. S *(a) 315,000 2,901,639
Machinery 0.7%
Sany Heavy Industry Co. Ltd.
,
Class A
1,175,500 3,352,173
Metals & Mining 1.2%
Ganfeng Lithium Co. Ltd.
,
Class A
263,880 5,873,393
Semiconductors & Semiconductor Equipment 1.9%
LONGi Green Energy
Technology Co. Ltd.
, Class A
881,645 8,776,105
Silergy Corp. 6,000 478,464
9,254,569
Software 2.1%
Kingdee International
Software Group Co. Ltd. * 980,669 2,350,732
Shanghai Baosight Software
Co. Ltd.
, Class A
* 955,876 7,806,600
10,157,332
Textiles, Apparel & Luxury Goods 1.2%
Shenzhou International Group
Holdings Ltd. 467,500 5,745,903
Water Utilities 0.8%
Guangdong Investment Ltd. 3,610,000 3,823,662
165,472,875

16 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Emerging Markets Fund
Common Stocks
Shares Value ($)
FRANCE 0.1%
Textiles, Apparel & Luxury Goods 0.1%
LVMH Moet Hennessy Louis
Vuitton SE 1,167 720,194
GREECE 1.6%
Hotels, Restaurants & Leisure 1.2%
OPAP SA 409,003 5,876,146
Industrial Conglomerates 0.4%
Mytilineos SA 142,477 2,102,039
7,978,185
HONG KONG 3.4%
Insurance 3.4%
AIA Group Ltd. 1,021,800 11,223,605
Prudential plc 435,193 5,413,358
16,636,963
INDIA 15.4%
Automobiles 0.6%
Maruti Suzuki India Ltd. 28,095 3,019,939
Banks 2.3%
HDFC Bank Ltd. 321,423 5,499,201
HDFC Bank Ltd., ADR 44,162 2,427,144
ICICI Bank Ltd., ADR 177,722 3,152,788
11,079,133
Beverages 2.3%
Varun Beverages Ltd. 1,095,930 10,994,182
Construction & Engineering 0.5%
Larsen & Toubro Ltd. 112,466 2,223,452
Consumer Finance 0.1%
Cholamandalam Investment
and Finance Co. Ltd. 65,501 514,875
Diversified Financial Services 0.5%
Bajaj Finserv Ltd. 17,018 2,361,260
Health Care Providers & Services 1.4%
Max Healthcare Institute Ltd.
* 1,478,286 6,881,437
Hotels, Restaurants & Leisure 0.6%
Devyani International Ltd. * 1,435,768 2,829,777
Insurance 0.6%
Star Health & Allied Insurance
Co. Ltd. * 453,664 2,813,270
IT Services 2.2%
Infosys Ltd. 604,639 11,252,046
Oil, Gas & Consumable Fuels 0.4%
Oil & Natural Gas Corp. Ltd. 1,103,396 2,114,259
Real Estate Management & Development 0.4%
Indiabulls Real Estate Ltd. * 2,260,522 1,750,470
Textiles, Apparel & Luxury Goods 0.2%
Campus Activewear Ltd. * 104,984 433,177
Titan Co. Ltd. 22,149 545,150
978,327
Thrifts & Mortgage Finance 2.2%
Housing Development
Finance Corp. Ltd. 395,938 10,914,147
Common Stocks
Shares Value ($)
INDIA
Wireless Telecommunication Services 1.1%
Bharti Airtel Ltd. * 611,949 5,314,495
75,041,069
INDONESIA 5.0%
Banks 2.8%
Bank Central Asia Tbk. PT 10,703,700 5,215,654
Bank Negara Indonesia
Persero Tbk. PT 6,660,000 3,512,771
Bank Rakyat Indonesia
Persero Tbk. PT 16,195,200 4,517,293
13,245,718
Chemicals 0.5%
Avia Avian Tbk. PT 47,791,400 2,614,569
Diversified Telecommunication Services 1.3%
Telkom Indonesia Persero
Tbk. PT 23,691,800 6,366,556
Metals & Mining 0.3%
Aneka Tambang Tbk. 12,796,000 1,540,184
Multiline Retail 0.1%
Mitra Adiperkasa Tbk. PT * 7,057,200 464,272
24,231,299
JAPAN 0.1%
Personal Products 0.1%
Shiseido Co. Ltd. 11,300 454,000
KENYA 0.3%
Wireless Telecommunication Services 0.3%
Safaricom plc 6,563,970 1,386,587
MALAYSIA 1.5%
Banks 1.5%
Public Bank Bhd. 7,294,900 7,235,538
MEXICO 1.1%
Food & Staples Retailing 1.1%
Wal-Mart de Mexico SAB de
CV 1,527,500 5,266,246
PERU 0.5%
Banks 0.3%
Credicorp Ltd. 9,756 1,169,842
Food & Staples Retailing 0.2%
InRetail Peru Corp. Reg. S (a) 44,555 1,147,291
2,317,133
PHILIPPINES 1.5%
Food Products 1.1%
Monde Nissin Corp. Reg. S
*(a) 20,476,600 4,836,330
Hotels, Restaurants & Leisure 0.4%
Jollibee Foods Corp. 591,980 2,191,917
Independent Power and Renewable Electricity Producers
0.0%
†
AC Energy Corp. 315,000 45,987
7,074,234

NVIT Emerging Markets Fund - June 30, 2022 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
QATAR 0.2%
Banks 0.2%
Qatar National Bank QPSC 146,390 803,932
RUSSIA 0.0%
†
Banks 0.0%
†
Sberbank of Russia PJSC
(Preference) *^∞ 533,346 0
TCS Group Holding plc, GDR
Reg. S *^∞ 24,424 0
0
Food & Staples Retailing 0.0%
†
Magnit PJSC ^∞ 32,259 0
Interactive Media & Services 0.0%
†
Yandex NV
, Class A
*^∞ 33,418 0
Oil, Gas & Consumable Fuels 0.0%
†
Gazprom PJSC ^∞ 1,425,666 0
0
SOUTH AFRICA 0.4%
Banks 0.4%
Capitec Bank Holdings Ltd. 17,646 2,154,586
SOUTH KOREA 7.9%
Banks 1.2%
KB Financial Group, Inc. 159,599 5,925,753
Chemicals 1.3%
LG Chem Ltd. 16,166 6,433,207
Personal Products 0.5%
LG H&H Co. Ltd. 4,983 2,611,343
Pharmaceuticals 0.1%
Yuhan Corp. 10,947 472,817
Semiconductors & Semiconductor Equipment 1.1%
SK Hynix, Inc. 77,555 5,424,669
Technology Hardware, Storage & Peripherals 3.7%
Samsung Electronics Co. Ltd. 384,969 16,863,435
Samsung Electronics Co. Ltd.
(Preference) 19,061 764,762
17,628,197
38,495,986
SWITZERLAND 0.4%
Airlines 0.4%
Wizz Air Holdings plc Reg. S
*(a) 85,394 1,827,220
TAIWAN 12.1%
Banks 1.9%
CTBC Financial Holding Co.
Ltd. 10,767,000 9,148,402
Communications Equipment 0.9%
Accton Technology Corp. 571,000 4,619,641
Food & Staples Retailing 0.6%
President Chain Store Corp. 318,000 2,912,609
Semiconductors & Semiconductor Equipment 8.7%
MediaTek, Inc. 244,000 5,314,130
Taiwan Semiconductor
Manufacturing Co. Ltd. 2,062,000 32,840,701
Common Stocks
Shares Value ($)
TAIWAN
Semiconductors & Semiconductor Equipment
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR 49,349 4,034,281
42,189,112
58,869,764
THAILAND 4.6%
Banks 1.3%
Kasikornbank PCL 1,524,600 6,547,658
Beverages 0.6%
Carabao Group PCL
, Class F
1,017,300 3,070,650
Hotels, Restaurants & Leisure 0.5%
Minor International PCL * 2,615,600 2,516,558
Oil, Gas & Consumable Fuels 1.8%
Banpu PCL 5,816,900 2,076,353
PTT Exploration & Production
PCL 1,381,100 6,218,349
8,294,702
Specialty Retail 0.4%
Home Product Center PCL 5,532,300 1,994,152
22,423,720
UNITED ARAB EMIRATES 0.2%
Capital Markets 0.2%
TECOM Group PJSC *∞ 1,458,378 1,060,104
UNITED STATES 0.1%
Capital Markets 0.0%
†
MSCI, Inc. 1 412
S&P Global, Inc. 953 321,218
321,630
Hotels, Restaurants & Leisure 0.1%
Starbucks Corp. 3,263 249,261
Personal Products 0.0%
†
Estee Lauder Cos., Inc. (The)
,
Class A
1 255
571,146
Total Investments
(cost $535,245,756) — 96.3% 469,201,554
Other assets in excess of liabilities — 3.7% 18,253,399
NET ASSETS — 100.0%
$ 487,454,953

18 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT Emerging Markets Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2022 was
$12,989,154 which represents 2.66% of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

NVIT International Equity Fund - June 30, 2022 (Unaudited) - Statement of Investments - 19
Common Stocks 98.5%
Shares Value ($)
AUSTRALIA 5.8%
Biotechnology 0.7%
CSL Ltd. 3,202 594,959
Equity Real Estate Investment Trusts (REITs) 0.6%
Dexus 79,274 485,384
Health Care Providers & Services 0.7%
Sonic Healthcare Ltd. 23,706 540,433
Hotels, Restaurants & Leisure 0.4%
Aristocrat Leisure Ltd. 15,272 362,702
Metals & Mining 2.8%
BHP Group Ltd. 28,630 824,620
Fortescue Metals Group Ltd. 42,902 527,716
Rio Tinto plc 14,801 885,027
2,237,363
Software 0.2%
WiseTech Global Ltd. 5,208 135,104
Specialty Retail 0.4%
JB Hi-Fi Ltd. (a) 12,190 323,860
4,679,805
BRAZIL 1.7%
Banks 0.1%
Banco Santander Brasil SA 11,600 63,858
Metals & Mining 0.8%
Vale SA, ADR (a) 44,610 652,644
Oil, Gas & Consumable Fuels 0.8%
Petroleo Brasileiro SA
(Preference) 127,300 679,378
1,395,880
CANADA 8.0%
Chemicals 0.7%
Nutrien Ltd. 7,375 587,714
Diversified Financial Services 0.1%
Element Fleet Management
Corp. 8,080 84,240
Equity Real Estate Investment Trusts (REITs) 0.3%
Artis REIT 23,876 218,134
Food & Staples Retailing 3.0%
Alimentation Couche-Tard,
Inc. 27,923 1,089,197
Loblaw Cos. Ltd. 14,930 1,346,506
2,435,703
Insurance 0.5%
Fairfax Financial Holdings
Ltd. 711 376,766
IT Services 0.7%
CGI, Inc. * 6,423 511,664
Shopify, Inc.
, Class A
*(a) 2,060 64,367
576,031
Media 0.2%
Cogeco Communications,
Inc. (a) 2,187 147,935
Multiline Retail 0.9%
Canadian Tire Corp. Ltd.
,
Class A
2,423 305,699
Common Stocks
Shares Value ($)
CANADA
Multiline Retail
Dollarama, Inc. 8,008 461,119
766,818
Oil, Gas & Consumable Fuels 0.5%
Tourmaline Oil Corp. (a) 7,613 395,850
Software 0.7%
Constellation Software, Inc. 371 550,756
Textiles, Apparel & Luxury Goods 0.3%
Gildan Activewear, Inc. 9,215 265,239
Trading Companies & Distributors 0.1%
Finning International, Inc. 4,451 93,674
6,498,860
CHILE 0.1%
Chemicals 0.1%
Sociedad Quimica y Minera
de Chile SA, ADR 866 72,337
CHINA 11.2%
Banks 1.5%
Bank of China Ltd.
, Class H
* 2,428,000 972,773
Bank of Communications Co.
Ltd.
, Class H
379,000 261,794
1,234,567
Capital Markets 0.4%
China Galaxy Securities Co.
Ltd.
, Class H
533,000 308,264
Entertainment 0.8%
NetEase, Inc. 36,500 683,097
Food Products 0.3%
COFCO Joycome Foods Ltd.
Reg. S * 473,000 229,596
Independent Power and Renewable Electricity Producers
0.5%
China Longyuan Power
Group Corp. Ltd.
, Class H
191,000 372,550
Interactive Media & Services 1.0%
Baidu, Inc., ADR *(a) 2,608 387,888
Tencent Holdings Ltd. 9,600 435,969
823,857
Internet & Direct Marketing Retail 1.6%
Alibaba Group Holding Ltd. * 40,600 579,148
Alibaba Group Holding Ltd.,
ADR *(a) 2,708 307,845
JD.com, Inc.
, Class A
10,707 346,201
Vipshop Holdings Ltd., ADR * 8,080 79,911
1,313,105
Marine 0.8%
COSCO SHIPPING Holdings
Co. Ltd.
, Class H
220,349 308,310
SITC International Holdings
Co. Ltd. 123,000 348,516
656,826
Oil, Gas & Consumable Fuels 2.7%
China Coal Energy Co. Ltd.
,
Class H
102,000 87,510
China Petroleum & Chemical
Corp.
, Class H
1,942,000 872,699

20 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
CHINA
Oil, Gas & Consumable Fuels
PetroChina Co. Ltd.
, Class H
2,490,000 1,172,010
2,132,219
Pharmaceuticals 0.5%
CSPC Pharmaceutical Group
Ltd. 427,200 425,233
Semiconductors & Semiconductor Equipment 0.2%
Silergy Corp. 2,000 159,488
Specialty Retail 0.6%
China Meidong Auto Holdings
Ltd. 26,000 82,040
China Yongda Automobiles
Services Holdings Ltd. 162,500 153,845
Zhongsheng Group Holdings
Ltd. 34,500 243,671
479,556
Technology Hardware, Storage & Peripherals 0.3%
Lenovo Group Ltd. (a) 242,000 226,687
9,045,045
COLOMBIA 0.1%
Banks 0.1%
Bancolombia SA, ADR 2,242 69,121
CZECH REPUBLIC 0.2%
Banks 0.1%
Komercni Banka A/S 2,810 79,253
Electric Utilities 0.1%
CEZ A/S 1,978 89,135
168,388
DENMARK 3.7%
Marine 0.4%
AP Moller - Maersk A/S
, Class
B
153 359,353
Pharmaceuticals 3.2%
Novo Nordisk A/S
, Class B
22,690 2,518,394
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 1,594 100,731
2,978,478
FINLAND 0.2%
Machinery 0.2%
Valmet OYJ 5,873 144,259
FRANCE 5.5%
Aerospace & Defense 0.1%
Airbus SE 596 58,520
Auto Components 0.9%
Cie Generale des
Etablissements Michelin
SCA 28,020 770,470
Banks 0.9%
BNP Paribas SA 15,872 755,713
Building Products 0.4%
Cie de Saint-Gobain 8,222 357,151
Common Stocks
Shares Value ($)
FRANCE
Construction & Engineering 0.4%
Vinci SA 3,250 291,982
Electric Utilities 0.6%
Electricite de France SA 61,857 506,306
Hotels, Restaurants & Leisure 0.5%
La Francaise des Jeux SAEM
Reg. S (b) 11,788 410,667
Insurance 0.1%
AXA SA 3,381 76,833
IT Services 0.6%
Capgemini SE 2,618 452,728
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 179 56,671
Oil, Gas & Consumable Fuels 0.3%
Gaztransport Et Technigaz SA 667 83,584
TotalEnergies SE 2,392 126,087
209,671
Textiles, Apparel & Luxury Goods 0.6%
Hermes International 110 124,270
Kering SA 653 339,272
463,542
4,410,254
GERMANY 4.2%
Aerospace & Defense 0.4%
Rheinmetall AG 1,436 331,596
Air Freight & Logistics 1.2%
Deutsche Post AG
(Registered) 25,404 951,769
Auto Components 0.1%
Schaeffler AG (Preference) 11,006 62,289
Automobiles 0.6%
Bayerische Motoren Werke
AG 1,027 79,066
Bayerische Motoren Werke
AG (Preference) 1,117 79,132
Volkswagen AG (Preference) 2,224 296,981
455,179
Capital Markets 0.7%
Deutsche Bank AG
(Registered) 67,474 587,937
Electrical Equipment 0.2%
Siemens Energy AG 12,252 179,679
Marine 0.1%
Hapag-Lloyd AG Reg. S (a)
(b) 321 83,131
Pharmaceuticals 0.9%
Merck KGaA 4,349 734,019
3,385,599
GREECE 0.1%
Diversified Telecommunication Services 0.1%
Hellenic Telecommunications
Organization SA 4,527 78,903

NVIT International Equity Fund - June 30, 2022 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
HONG KONG 1.7%
Food Products 1.0%
WH Group Ltd. Reg. S (b) 966,000 747,385
Marine 0.3%
Orient Overseas International
Ltd. 9,500 252,700
Real Estate Management & Development 0.4%
Swire Pacific Ltd.
, Class A
56,000 336,490
1,336,575
INDIA 3.6%
Aerospace & Defense 0.5%
Hindustan Aeronautics Ltd.
Reg. S 18,052 405,087
Banks 1.7%
Bank of Baroda 343,044 424,147
ICICI Bank Ltd. 40,469 363,361
State Bank of India 87,408 516,751
1,304,259
Capital Markets 0.1%
Indian Energy Exchange Ltd.
Reg. S (b) 25,973 52,334
Chemicals 0.3%
SRF Ltd. 9,149 261,503
IT Services 0.1%
Persistent Systems Ltd. 2,552 109,709
Oil, Gas & Consumable Fuels 0.6%
Indian Oil Corp. Ltd. 125,578 118,221
Indian Oil Corp. Ltd. *∞ 62,789 59,034
Oil & Natural Gas Corp. Ltd. 168,323 322,531
499,786
Software 0.2%
KPIT Technologies Ltd. 25,222 165,952
Textiles, Apparel & Luxury Goods 0.1%
Page Industries Ltd. 162 82,547
2,881,177
INDONESIA 1.3%
Banks 0.4%
Bank Mandiri Persero Tbk. PT 638,400 340,823
Diversified Telecommunication Services 0.4%
Telkom Indonesia Persero
Tbk. PT 1,166,600 313,493
Food Products 0.4%
First Resources Ltd. 57,200 67,171
Golden Agri-Resources Ltd. 367,700 66,259
Indofood Sukses Makmur
Tbk. PT 329,200 155,840
289,270
Household Products 0.1%
Unilever Indonesia Tbk. PT 238,400 76,314
1,019,900
ISRAEL 0.5%
Banks 0.1%
Bank Leumi Le-Israel BM 9,966 89,184
Common Stocks
Shares Value ($)
ISRAEL
Marine 0.4%
ZIM Integrated Shipping
Services Ltd. (a) 6,002 283,475
372,659
ITALY 0.5%
Banks 0.3%
Banco BPM SpA (a) 55,601 159,531
UniCredit SpA 8,305 79,636
239,167
IT Services 0.2%
Reply SpA 1,330 162,044
401,211
JAPAN 13.7%
Automobiles 0.4%
Toyota Motor Corp. 19,000 292,613
Banks 0.5%
77 Bank Ltd. (The) 7,900 105,734
Nishi-Nippon Financial
Holdings, Inc. 31,700 175,347
Sumitomo Mitsui Financial
Group, Inc. 4,100 121,766
402,847
Building Products 1.0%
AGC, Inc. (a) 8,300 292,043
Daikin Industries Ltd. 3,000 481,487
773,530
Chemicals 1.0%
Kaneka Corp. 7,800 192,167
Shin-Etsu Chemical Co. Ltd. 1,500 169,334
Sumitomo Chemical Co. Ltd. 135,500 528,958
890,459
Diversified Financial Services 0.7%
ORIX Corp. 33,400 560,692
Electric Utilities 0.2%
Hokkaido Electric Power Co.,
Inc. 34,100 123,982
Electrical Equipment 1.1%
Mitsubishi Electric Corp. 88,800 950,484
Entertainment 0.7%
Nintendo Co. Ltd. 1,300 561,850
Household Durables 0.9%
Iida Group Holdings Co. Ltd. 13,600 209,482
Panasonic Holdings Corp. 64,000 517,732
727,214
Independent Power and Renewable Electricity Producers
0.2%
Electric Power Development
Co. Ltd. 8,100 133,935
Industrial Conglomerates 0.1%
Nisshinbo Holdings, Inc. (a) 13,400 100,900
Insurance 2.5%
Dai-ichi Life Holdings, Inc. 36,300 670,126
Japan Post Holdings Co. Ltd. 150,000 1,071,725
MS&AD Insurance Group
Holdings, Inc. 10,900 334,180
2,076,031

22 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
JAPAN
Leisure Products 0.3%
Yamaha Corp. 5,300 218,154
Media 0.2%
SKY Perfect JSAT Holdings,
Inc. 35,400 140,945
Pharmaceuticals 0.1%
Chugai Pharmaceutical Co.
Ltd. (a) 3,400 87,011
Real Estate Management & Development 0.5%
Daiwa House Industry Co.
Ltd. 17,700 412,813
Semiconductors & Semiconductor Equipment 0.7%
Disco Corp. 1,100 259,124
Tokyo Electron Ltd. 900 291,926
551,050
Tobacco 0.6%
Japan Tobacco, Inc. (a) 26,700 461,822
Trading Companies & Distributors 1.0%
Marubeni Corp. 16,600 149,848
Mitsui & Co. Ltd. 30,500 673,524
823,372
Wireless Telecommunication Services 1.0%
SoftBank Corp. 74,400 825,766
11,115,470
MALAYSIA 0.5%
Chemicals 0.5%
Petronas Chemicals Group
Bhd. 186,100 380,255
MEXICO 0.5%
Beverages 0.4%
Coca-Cola Femsa SAB de
CV, ADR 5,635 311,502
Wireless Telecommunication Services 0.1%
America Movil SAB de CV
Series L
117,900 120,483
431,985
NETHERLANDS 4.8%
Diversified Financial Services 0.1%
EXOR NV 1,269 79,645
Insurance 1.3%
Aegon NV 58,577 255,311
NN Group NV 15,814 723,283
978,594
IT Services 0.7%
Adyen NV Reg. S *(b) 403 592,417
Oil, Gas & Consumable Fuels 0.7%
Shell plc 22,623 590,358
Professional Services 0.8%
Wolters Kluwer NV 6,664 648,284
Semiconductors & Semiconductor Equipment 1.2%
ASML Holding NV 1,972 951,742
3,841,040
Common Stocks
Shares Value ($)
NORWAY 0.4%
Capital Markets 0.4%
Lundin Energy MergerCo AB
*∞(a) 7,332 284,550
PHILIPPINES 0.1%
Banks 0.1%
BDO Unibank, Inc. 40,720 81,827
POLAND 0.4%
Electric Utilities 0.3%
PGE Polska Grupa
Energetyczna SA * 86,044 205,040
Oil, Gas & Consumable Fuels 0.1%
Polski Koncern Naftowy
ORLEN SA 5,353 82,056
287,096
SAUDI ARABIA 0.8%
Banks 0.1%
Al Rajhi Bank 3,132 68,979
Chemicals 0.2%
Saudi Basic Industries Corp. 5,258 142,473
Electric Utilities 0.2%
Saudi Electricity Co. 26,170 169,300
Media 0.3%
Saudi Research & Media
Group * 4,603 230,593
611,345
SINGAPORE 0.6%
Banks 0.2%
DBS Group Holdings Ltd. 8,600 184,078
Capital Markets 0.1%
Yangzijiang Financial Holding
Ltd. * 273,000 80,566
Industrial Conglomerates 0.3%
Jardine Cycle & Carriage Ltd. 12,200 248,608
513,252
SOUTH AFRICA 1.3%
Banks 0.1%
Standard Bank Group Ltd. 10,656 101,759
Metals & Mining 1.1%
Anglo American plc 17,774 634,619
Impala Platinum Holdings Ltd. 10,002 111,447
Sibanye Stillwater Ltd. 54,048 134,316
880,382
Specialty Retail 0.1%
Motus Holdings Ltd. 14,778 97,264
1,079,405
SOUTH KOREA 3.5%
Automobiles 0.9%
Kia Corp. 11,663 695,830
Banks 1.0%
Hana Financial Group, Inc. 23,260 706,342
Woori Financial Group, Inc. 8,031 75,003
781,345

NVIT International Equity Fund - June 30, 2022 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
SOUTH KOREA
Electronic Equipment, Instruments & Components 0.2%
Samsung Electro-Mechanics
Co. Ltd. 1,752 175,601
Technology Hardware, Storage & Peripherals 1.4%
Samsung Electronics Co. Ltd. 27,650 1,211,198
2,863,974
SPAIN 2.4%
Banks 0.9%
Banco Santander SA 261,100 736,289
Electric Utilities 1.1%
Iberdrola SA 83,779 869,359
Specialty Retail 0.4%
Industria de Diseno Textil SA 14,628 331,287
1,936,935
SWEDEN 1.3%
Automobiles 0.3%
Volvo Car AB
, Class B
*(a) 36,310 241,076
Commercial Services & Supplies 0.3%
Securitas AB
, Class B
27,292 236,950
Communications Equipment 0.5%
Telefonaktiebolaget LM
Ericsson
, Class B
58,503 436,647
Hotels, Restaurants & Leisure 0.2%
Betsson AB
, Class B
* 22,018 133,131
Oil, Gas & Consumable Fuels 0.0%
†
Lundin Energy AB (a) 7,332 4,998
1,052,802
SWITZERLAND 1.4%
Capital Markets 1.3%
UBS Group AG (Registered) 66,497 1,073,404
Insurance 0.1%
Zurich Insurance Group AG 197 85,745
1,159,149
TAIWAN 3.8%
Electrical Equipment 0.1%
Advanced Energy Solution
Holding Co. Ltd. 2,000 65,268
Electronic Equipment, Instruments & Components 0.9%
Nan Ya Printed Circuit Board
Corp. 32,000 278,538
Unimicron Technology Corp. 81,000 429,547
708,085
Machinery 0.3%
Kinik Co. 49,000 240,203
Marine 0.2%
Evergreen Marine Corp.
Taiwan Ltd. 20,000 56,832
Wan Hai Lines Ltd. 15,000 60,086
Yang Ming Marine Transport
Corp. 23,000 63,580
180,498
Semiconductors & Semiconductor Equipment 2.3%
ASPEED Technology, Inc. 1,100 69,593
Common Stocks
Shares Value ($)
TAIWAN
Semiconductors & Semiconductor Equipment
Faraday Technology Corp. 11,000 70,185
Genesys Logic, Inc. 18,000 90,009
Himax Technologies, Inc.,
ADR (a) 8,641 64,635
Taiwan Semiconductor
Manufacturing Co. Ltd. 89,000 1,417,469
United Microelectronics Corp. 51,000 66,828
Winbond Electronics Corp. 184,000 134,426
1,913,145
3,107,199
THAILAND 0.4%
Banks 0.2%
Kasikornbank PCL 22,500 96,630
Krung Thai Bank PCL 278,500 122,093
218,723
Oil, Gas & Consumable Fuels 0.2%
PTT Exploration & Production
PCL 28,100 126,519
345,242
TURKEY 0.5%
Banks 0.4%
Turkiye Garanti Bankasi A/S 443,636 369,542
Wireless Telecommunication Services 0.1%
Turkcell Iletisim Hizmetleri
A/S 75,828 73,677
443,219
UNITED ARAB EMIRATES 0.2%
Real Estate Management & Development 0.2%
Aldar Properties PJSC 164,274 199,243
UNITED KINGDOM 7.8%
Banks 2.7%
Barclays plc 360,236 674,418
HSBC Holdings plc 16,434 107,213
NatWest Group plc 180,417 479,938
Standard Chartered plc 119,455 900,671
2,162,240
Electric Utilities 0.4%
SSE plc 17,331 342,635
Equity Real Estate Investment Trusts (REITs) 0.1%
Safestore Holdings plc 5,596 72,327
Media 0.1%
Future plc 3,225 68,242
Personal Products 1.8%
Unilever plc 32,027 1,458,091
Specialty Retail 0.0%
†
Halfords Group plc 21,955 38,413
Tobacco 1.5%
Imperial Brands plc 53,891 1,204,516
Wireless Telecommunication Services 1.2%
Vodafone Group plc 641,536 989,661
6,336,125

24 - Statement of Investments - June 30, 2022 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
UNITED STATES 5.7%
Automobiles 0.7%
Stellantis NV 42,711 534,974
Construction Materials 0.1%
James Hardie Industries plc
CHDI 3,439 75,327
Electrical Equipment 0.6%
Schneider Electric SE 3,507 415,468
Signify NV Reg. S (b) 1,889 63,171
478,639
Food Products 0.2%
Nestle SA (Registered) 1,075 126,120
Hotels, Restaurants & Leisure 0.2%
International Game
Technology plc (a) 10,772 199,928
Pharmaceuticals 3.9%
GSK plc 50,297 1,081,507
Roche Holding AG 6,387 2,132,157
3,213,664
4,628,652
Total Common Stocks
(cost $82,601,464) 79,637,216
Repurchase Agreement 1.3%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
1.55%, dated 6/30/2022,
due 7/1/2022, repurchase
price $1,031,742,
collateralized by U.S.
Government Agency
Securities, ranging from
0.29% - 8.00%, maturing
9/15/2022 - 2/20/2072;
total market value
$1,052,331.(c)(d) 1,031,697 1,031,697
Total Repurchase Agreement
(cost $1,031,697) 1,031,697
Total Investments
(cost $83,633,161) — 99.8% 80,668,913
Other assets in excess of liabilities — 0.2% 163,200
NET ASSETS — 100.0%
$ 80,832,113
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2022. The total value of securities on loan as of June
30, 2022 was $3,700,636, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,031,697 and by $2,684,186 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
7/14/2022 – 5/15/2052, a total value of $3,715,883.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2022 was
$1,949,105 which represents 2.41% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2022 was $1,031,697.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

26 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT AllianzGI
International Growth
Fund
NVIT Columbia Overseas
Value Fund
Assets:
Investment securities, at value
*
$ 205,420,940 $ 229,960,222
Repurchase agreements, at value 337,500 5,783,184
Cash 1,805,032 2,172,493
Foreign currencies, at value 60,040 —
Interest and dividends receivable 178,243 703,388
Security lending income receivable 5,193 8,884
Receivable for investments sold — 673,061
Receivable for capital shares issued 45,513 6
Reclaims receivable 1,167,712 2,283,736
Unrealized appreciation on forward foreign currency contracts (Note
2) — 313,648
Receivable for reimbursement from investment adviser (Note 3) 19,958 —
Prepaid expenses 1,005 1,356
Total Assets 209,041,136 241,899,978
Liabilities:
Payable for investments purchased — 1,043,703
Payable for capital shares redeemed 2,829 162,598
Foreign currency overdraft payable (Note 2) — 10,431
Unrealized depreciation on forward foreign currency contracts (Note
2) — 653,999
Payable upon return of securities loaned (Note 2) 337,500 5,783,184
Payable for capital gain country tax — —
Accrued expenses and other payables:
Investment advisory fees 141,712 152,693
Fund administration fees 39,689 63,012
Distribution fees 31,475 36,840
Administrative servicing fees 28,645 8,892
Accounting and transfer agent fees 109 68
Trustee fees 400 4
Deferred capital gain country tax 147,497 —
Custodian fees 2,996 22,523
Compliance program costs (Note 3) 275 320
Professional fees 2,295 8,576
Printing fees 60,062 43,951
Other 21,716 87,386
Total Liabilities 817,200 8,078,180
Net Assets $ 208,223,936 $ 233,821,798
* Includes value of securities on loan (Note 2) 627,924 16,749,898
Cost of investment securities 231,478,879 221,798,450
Cost of repurchase agreements 337,500 5,783,184
Cost of foreign currencies 60,778 —
Proceeds of foreign currency overdraft — 10,724
Represented by:
Capital $ 234,880,608 $ 245,056,109
Total distributable earnings (loss) (26,656,672) (11,234,311)
Net Assets $ 208,223,936 $ 233,821,798

International Funds - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 27
NVIT Emerging Markets
Fund
NVIT International Equity
Fund
$ 469,201,554 $ 79,637,216
— 1,031,697
14,201,456 624,006
5,986,175 —
1,594,142 314,874
— 1,586
4,970,871 223,546
69,768 2,173
55,165 366,419
— —
— —
2,184 439
496,081,315 82,201,956
7,502,554 111,844
170,735 42,834
— 4,647
— —
— 1,031,697
18,311 —
354,003 55,119
49,297 36,514
22,765 7,850
49,005 12,485
141 81
2 4
374,470 12,318
33,426 1,501
548 96
20,602 26,456
23,574 24,414
6,929 1,983
8,626,362 1,369,843
$ 487,454,953 $ 80,832,113
— 3,700,636
535,245,756 82,601,464
— 1,031,697
6,070,085 —
— 4,673
$ 613,283,738 $ 71,312,984
(125,828,785) 9,519,129
$ 487,454,953 $ 80,832,113

28 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT AllianzGI
International Growth
Fund
NVIT Columbia Overseas
Value Fund
Net Assets:
Class I Shares $ 61,666,449 $ 26,568,987
Class II Shares 146,557,487 —
Class D Shares — —
Class X Shares — 38,025,975
Class Y Shares — —
Class Z Shares — 169,226,836
Total $ 208,223,936 $ 233,821,798
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 8,725,772 2,645,721
Class II Shares 20,938,830 —
Class D Shares — —
Class X Shares — 3,813,548
Class Y Shares — —
Class Z Shares — 17,003,101
Total 29,664,602 23,462,370
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 7 .07 $ 10 .04
Class II Shares $ 7 .00 $ —
Class D Shares $ — $ —
Class X Shares $ — $ 9 .97
Class Y Shares $ — $ —
Class Z Shares $ — $ 9 .95

International Funds - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 29
NVIT Emerging Markets
Fund
NVIT International Equity
Fund
$ 48,709,556 $ 44,393,929
86,494,308 36,438,184
21,295,052 —
— —
330,956,037 —
— —
$ 487,454,953 $ 80,832,113
4,483,958 4,222,772
8,103,216 3,503,929
2,000,742 —
— —
30,414,397 —
— —
45,002,313 7,726,701
$ 10 .86 $ 10 .51
$ 10 .67 $ 10 .40
$ 10 .64 $ —
$ — $ —
$ 10 .88 $ —
$ — $ —

30 - Statements of Operations - For the Six Months Ended June 30, 2022 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT AllianzGI
International
Growth Fund
NVIT Columbia
Overseas Value
Fund
INVESTMENT INCOME:
Dividend income $ 1,646,824 $ 6,452,538
Income from non-cash dividends 394,599 —
European Union tax reclaims 128,525 80,293
Income from securities lending (Note 2) 34,829 47,572
Interest income 5,084 3,452
Foreign tax withholding (102,812) (614,025)
Total Income 2,107,049 5,969,830
EXPENSES:
Investment advisory fees 1,079,856 1,001,099
Fund administration fees 69,834 58,141
Distribution fees Class II Shares 221,351 —
Distribution fees Class D Shares — —
Distribution fees Class Z Shares — 242,679
Administrative servicing fees Class I Shares 57,491 22,917
Administrative servicing fees Class II Shares 132,812 —
Administrative servicing fees Class D Shares — —
Administrative servicing fees Class X Shares — 2,113
Administrative servicing fees Class Z Shares — 9,708
Professional fees 24,996 22,071
Printing fees 22,692 20,504
Trustee fees 3,710 4,170
Custodian fees 6,807 1,094
Accounting and transfer agent fees 3,788 3,464
Compliance program costs (Note 3) 497 504
Other 5,468 1,394
Total expenses before fees waived and expenses reimbursed 1,629,302 1,389,858
Investment advisory fees waived (Note 3) (73,582) —
Expenses reimbursed by adviser (Note 3) (104,459) —
Net Expenses 1,451,261 1,389,858
NET INVESTMENT INCOME 655,788 4,579,972
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities † (9,850,737) 11,031,434
Settlement of forward foreign currency contracts (Note 2) — (138,656)
Foreign currency transactions (Note 2) (16,521) (81,996)
Net realized gains (losses) (9,867,258) 10,810,782
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† (122,871,456) (52,158,929)
Forward foreign currency contracts (Note 2) — (215,089)
Translation of assets and liabilities denominated in foreign currencies (Note 2) (84,330) (158,313)
Net change in unrealized appreciation/depreciation (122,955,786) (52,532,331)
Net realized/unrealized gains (losses) (132,823,044) (41,721,549)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (132,167,256) $ (37,141,577)
† Net of capital gain country taxes $ (36,337) $ —
†† Net of increase in deferred capital gain country tax accrual on unrealized appreciation $ 174,456 $ —

International Funds - For the Six Months Ended June 30, 2022 (Unaudited) - Statements of Operations - 31
NVIT Emerging
Markets Fund
NVIT International
Equity Fund
$ 5,847,557 $ 2,479,408
596,998 118,768
— 1,863
— 9,424
52,445 1,274
(710,070) (245,515)
5,786,930 2,365,222
2,457,910 369,388
104,425 52,177
118,756 52,335
30,671 —
— —
39,846 37,859
71,253 31,401
29,444 —
— —
— —
31,134 25,092
15,409 8,178
7,988 1,459
2,606 3,089
4,063 3,821
1,019 186
8,303 703
2,922,827 585,688
(226,277) (4,618)
— —
2,696,550 581,070
3,090,380 1,784,152
(37,783,294) (676,731)
— —
(351,879) (39,849)
(38,135,173) (716,580)
(87,432,915) (18,670,325)
— —
(155,672) (26,211)
(87,588,587) (18,696,536)
(125,723,760) (19,413,116)
$ (122,633,380) $ (17,628,964)
$ (404,083) $ (10,802)
$ 250,391 $ 6,663

The accompanying notes are an integral part of these financial statements.
32 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - International Funds
NVIT AllianzGI International Growth Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ 655,788 $ (1,618,679)
Net realized gains (losses) (9,867,258) 11,005,151
Net change in unrealized appreciation/depreciation (122,955,786) (20,658,660)
Change in net assets resulting from operations (132,167,256) (11,272,188)
Distributions to Shareholders From:
Distributable earnings:
Class I — (4,067,287)
Class II — (5,429,073)
Class D — —
Class X — —
Class Y — —
Class Z — —
Change in net assets from shareholder distributions — (9,496,360)
Change in net assets from capital transactions 10,600,121 99,450,988
Change in net assets (121,567,135) 78,682,440
Net Assets:
Beginning of period 329,791,071 251,108,631
End of period $ 208,223,936 $ 329,791,071
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 2,416,656 $ 6,360,743
Dividends reinvested — 4,067,287
Cost of shares redeemed (4,202,407) (14,947,007)
Total Class I Shares (1,785,751) (4,518,977)
Class II Shares
Proceeds from shares issued 29,434,394 129,376,425
Dividends reinvested — 5,429,073
Cost of shares redeemed (17,048,522) (30,835,533)
Total Class II Shares 12,385,872 103,969,965
Class D Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class D Shares — —
Class X Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class X Shares — —
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Class Z Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Z Shares — —
Change in net assets from capital transactions $ 10,600,121 $ 99,450,988

International Funds - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 33
NVIT Columbia Overseas Value Fund NVIT Emerging Markets Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
$ 4,579,972 $ 7,080,007 $ 3,090,380 $ 4,896,631
10,810,782 22,659,389 (38,135,173) 81,220,970
(52,532,331) (160,730) (87,588,587) (129,959,623)
(37,141,577) 29,578,666 (122,633,380) (43,842,022)
— (816,062) — (623,509)
— — — (578,650)
— — — (320,952)
— (1,466,804) — —
— — — (3,906,770)
— (6,382,852) — —
— (8,665,718) — (5,429,881)
(9,494,223) (44,714,951) 29,333,790 32,151,052
(46,635,800) (23,802,003) (93,299,590) (17,120,851)
280,457,598 304,259,601 580,754,543 597,875,394
$ 233,821,798 $ 280,457,598 $ 487,454,953 $ 580,754,543
$ 1,915,332 $ 32,809 $ 5,665,617 $ 7,184,682
— 816,062 — 623,509
(3,908,089) (170,672,867) (4,433,054) (9,878,556)
(1,992,757) (169,823,996) 1,232,563 (2,070,365)
— — 7,826,664 65,610,407
— — — 578,650
— — (6,030,989) (9,298,767)
— — 1,795,675 56,890,290
— — 609,435 2,823,839
— — — 320,952
— — (2,190,257) (8,711,437)
— — (1,580,822) (5,566,646)
4,088,065 3,573,852 — —
— 1,466,804 — —
(4,035,426) (5,179,012) — —
52,639 (138,356) — —
— — 31,057,858 22,226,977
— — — 3,906,770
— — (3,171,484) (43,235,974)
— — 27,886,374 (17,102,227)
8,208,342 152,442,769 — —
— 6,382,852 — —
(15,762,447) (33,578,220) — —
(7,554,105) 125,247,401 — —
$ (9,494,223) $ (44,714,951) $ 29,333,790 $ 32,151,052

The accompanying notes are an integral part of these financial statements.
34 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - International Funds
NVIT AllianzGI International Growth Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued 279,126 501,412
Reinvested — 305,123
Redeemed (484,239) (1,172,213)
Total Class I Shares (205,113) (365,678)
Class II Shares
Issued 3,009,976 10,260,418
Reinvested — 410,361
Redeemed (1,845,174) (2,444,501)
Total Class II Shares 1,164,802 8,226,278
Class D Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class D Shares — —
Class X Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class X Shares — —
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Class Z Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Z Shares — —
Total change in shares 959,689 7,860,600

International Funds - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 35
NVIT Columbia Overseas Value Fund NVIT Emerging Markets Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
182,198 2,835 482,258 474,279
— 69,284 — 41,902
(357,493) (15,767,475) (366,142) (648,845)
(175,295) (15,695,356) 116,116 (132,664)
— — 661,965 4,487,326
— — — 39,471
— — (506,505) (614,564)
— — 155,460 3,912,233
— — 50,407 182,835
— — — 21,953
— — (183,774) (585,131)
— — (133,367) (380,343)
361,986 304,252 — —
— 125,362 — —
(362,382) (445,282) — —
(396) (15,668) — —
— — 2,721,253 1,491,842
— — — 262,375
— — (264,263) (2,815,932)
— — 2,456,990 (1,061,715)
706,851 14,097,316 — —
— 544,323 — —
(1,417,059) (2,860,887) — —
(710,208) 11,780,752 — —
(885,899) (3,930,272) 2,595,199 2,337,511

36 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT International Equity Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 1,784,152 $ 2,343,268
Net realized gains (losses) (716,580) 17,930,890
Net change in unrealized appreciation/depreciation (18,696,536) (7,776,619)
Change in net assets resulting from operations (17,628,964) 12,497,539
Distributions to Shareholders From:
Distributable earnings:
Class I — (1,425,531)
Class II — (1,086,970)
Change in net assets from shareholder distributions — (2,512,501)
Change in net assets from capital transactions (4,576,145) (9,007,789)
Change in net assets (22,205,109) 977,249
Net Assets:
Beginning of period 103,037,222 102,059,973
End of period $ 80,832,113 $ 103,037,222
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 2,904,560 $ 5,466,316
Dividends reinvested — 1,425,531
Cost of shares redeemed (5,055,888) (10,193,111)
Total Class I Shares (2,151,328) (3,301,264)
Class II Shares
Proceeds from shares issued 927,989 1,341,800
Dividends reinvested — 1,086,970
Cost of shares redeemed (3,352,806) (8,135,295)
Total Class II Shares (2,424,817) (5,706,525)
Change in net assets from capital transactions $ (4,576,145) $ (9,007,789)
SHARE TRANSACTIONS:
Class I Shares
Issued 256,000 430,525
Reinvested — 111,930
Redeemed (437,307) (802,088)
Total Class I Shares (181,307) (259,633)
Class II Shares
Issued 82,159 107,693
Reinvested — 86,018
Redeemed (290,261) (650,253)
Total Class II Shares (208,102) (456,542)
Total change in shares (389,409) (716,175)

International Funds - June 30, 2022 (Unaudited) - Financial Highlights - 37
The accompanying notes are an integral part of these financial statements.
NVIT AllianzGI International Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2022 (Unaudited) $ 11.56 $ 0.03 $ (4.52) $ (4.49) $ — $ — $ — $ 7.07 (38.84)% $ 61,666 0.97% 0.68% 1.11% 7.30%
12/31/2021 12.09 (0.05) (0.02) (0.07) (0.05) (0.41) (0.46) 11.56 (1.08)% 103,199 0.97% (0.42)% 1.10% 21.23%
12/31/2020 11.26 0.08 4.93 5.01 (0.13) (4.05) (4.18) 12.09 51.04% 112,437 0.97% 0.69% 1.16% 45.67%
12/31/2019 9.14 0.01 2.96 2.97 (0.14) (0.71) (0.85) 11.26 33.15% 80,957 1.07% 0.12% 1.09% 24.39%
12/31/2018 12.03 0.13 (2.00) (1.87) (0.13) (0.89) (1.02) 9.14 (16.46)% 68,915 1.03% 1.20% 1.03% 154.64%
12/31/2017 9.68 0.11 2.38 2.49 (0.14) — (0.14) 12.03 25.77% 90,763 1.05% 1.02% 1.05% 47.09%
Class II Shares
6/30/2022 (Unaudited) 11.46 0.02 (4.48) (4.46) — — — 7.00 (38.92)% 146,557 1.22% 0.45% 1.36% 7.30%
12/31/2021 12.01 (0.09) (0.02) (0.11) (0.03) (0.41) (0.44) 11.46 (1.41)% 226,592 1.22% (0.68)% 1.35% 21.23%
12/31/2020 11.20 0.04 4.92 4.96 (0.10) (4.05) (4.15) 12.01 50.76% 138,672 1.22% 0.39% 1.41% 45.67%
12/31/2019 9.09 (0.01) 2.93 2.92 (0.10) (0.71) (0.81) 11.20 32.84% 104,815 1.32% (0.13)% 1.34% 24.39%
12/31/2018 12.00 0.10 (1.99) (1.89) (0.13) (0.89) (1.02) 9.09 (16.67)% 90,677 1.28% 0.94% 1.28% 154.64%
12/31/2017 9.65 0.08 2.38 2.46 (0.11) — (0.11) 12.00 25.53% 119,548 1.30% 0.77% 1.30% 47.09%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

38 - Financial Highlights - June 30, 2022 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Columbia Overseas Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2022 (Unaudited) $ 11.60 $ 0.19 $ (1.75) $ (1.56) $ — $ — $ — $ 10.04 (13.45)% $ 26,569 0.98% 3.47% 0.98% 21.88%
12/31/2021 10.76 0.29 0.83 1.12 (0.28) — (0.28) 11.60 10.40% 32,733 1.02% 2.50% 1.03% 36.23%
12/31/2020 10.37 0.17 0.35 0.52 (0.13) — (0.13) 10.76 5.18% 199,236 1.02% 1.80% 1.02% 127.19%(g)
12/31/2019 10.43 0.28 0.91 1.19 (0.25) (1.00) (1.25) 10.37 12.49% 197,772 1.02% 2.61% 1.02% 40.16%
12/31/2018 12.78 0.22 (2.20) (1.98) (0.24) (0.13) (0.37) 10.43 (15.69)% 178,682 1.01% 1.75% 1.01% 31.04%
12/31/2017 10.62 0.22 2.19 2.41 (0.25) — (0.25) 12.78 22.72% 223,350 0.99% 1.82% 0.99% 16.76%
Class X Shares
6/30/2022 (Unaudited) 11.51 0.20 (1.74) (1.54) — — — 9.97 (13.38)% 38,026 0.84% 3.66% 0.84% 21.88%
12/31/2021 10.76 0.31 0.83 1.14 (0.39) — (0.39) 11.51 10.58% 43,911 0.88% 2.62% 0.89% 36.23%
12/31/2020(h) 9.37 0.01 1.38 1.39 — — — 10.76 14.83% 41,215 0.91% 0.49% 0.91% 127.19%(g)
Class Z Shares
6/30/2022 (Unaudited) 11.51 0.19 (1.75) (1.56) — — — 9.95 (13.55)% 169,227 1.09% 3.38% 1.09% 21.88%
12/31/2021 10.76 0.28 0.83 1.11 (0.36) — (0.36) 11.51 10.28% 203,813 1.13% 2.36% 1.14% 36.23%
12/31/2020(h) 9.37 — 1.39 1.39 — — — 10.76 14.83% 63,808 1.17% 0.22% 1.17% 127.19%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Excludes merger activity.
(h) For the period from October 12, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of October 9, 2020 through December 31, 2020.

International Funds - June 30, 2022 (Unaudited) - Financial Highlights - 39
The accompanying notes are an integral part of these financial statements.
NVIT Emerging Markets Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2022 (Unaudited) $ 13.74 $ 0.07 $ (2.95) $ (2.88) $ — $ — $ — $ 10.86 (20.96)% $ 48,710 1.08% 1.14% 1.17% 31.52%
12/31/2021 14.96 0.12 (1.20) (1.08) (0.14) — (0.14) 13.74 (7.28)% 60,015 1.10% 0.77% 1.18% 121.44%
12/31/2020 13.45 0.13 1.62 1.75 (0.24) — (0.24) 14.96 13.30% 67,331 1.12% 1.02% 1.18% 25.45%
12/31/2019 11.21 0.28 2.27 2.55 (0.31) — (0.31) 13.45 22.95% 69,303 1.11% 2.23% 1.16% 22.56%
12/31/2018 13.68 0.18 (2.56) (2.38) (0.09) — (0.09) 11.21 (17.42)% 61,381 1.14% 1.40% 1.19% 18.09%
12/31/2017 9.79 0.13 3.92 4.05 (0.16) — (0.16) 13.68 41.50% 82,691 1.23% 1.09% 1.28% 32.35%
Class II Shares
6/30/2022 (Unaudited) 13.52 0.05 (2.90) (2.85) — — — 10.67 (21.08)% 86,494 1.33% 0.89% 1.42% 31.52%
12/31/2021 14.76 0.07 (1.17) (1.10) (0.14) — (0.14) 13.52 (7.51)% 107,438 1.35% 0.47% 1.43% 121.44%
12/31/2020 13.28 0.09 1.60 1.69 (0.21) — (0.21) 14.76 13.00% 59,555 1.37% 0.78% 1.43% 25.45%
12/31/2019 11.07 0.25 2.24 2.49 (0.28) — (0.28) 13.28 22.66% 60,374 1.36% 2.01% 1.41% 22.56%
12/31/2018 13.51 0.15 (2.53) (2.38) (0.06) — (0.06) 11.07 (17.65)% 51,754 1.39% 1.16% 1.44% 18.09%
12/31/2017 9.65 0.10 3.87 3.97 (0.11) — (0.11) 13.51 41.22% 71,643 1.48% 0.82% 1.53% 32.35%
Class D Shares
6/30/2022 (Unaudited) 13.49 0.05 (2.90) (2.85) — — — 10.64 (21.13)% 21,295 1.42% 0.76% 1.51% 31.52%
12/31/2021 14.74 0.07 (1.18) (1.11) (0.14) — (0.14) 13.49 (7.59)% 28,779 1.44% 0.44% 1.52% 121.44%
12/31/2020 13.26 0.08 1.60 1.68 (0.20) — (0.20) 14.74 12.92% 37,053 1.46% 0.67% 1.52% 25.45%
12/31/2019 11.05 0.23 2.25 2.48 (0.27) — (0.27) 13.26 22.58% 39,779 1.45% 1.87% 1.50% 22.56%
12/31/2018 13.48 0.14 (2.53) (2.39) (0.04) — (0.04) 11.05 (17.71)% 36,775 1.47% 1.07% 1.52% 18.09%
12/31/2017 9.64 0.09 3.86 3.95 (0.11) — (0.11) 13.48 41.09% 51,665 1.56% 0.75% 1.61% 32.35%
Class Y Shares
6/30/2022 (Unaudited) 13.75 0.08 (2.95) (2.87) — — — 10.88 (20.87)% 330,956 0.93% 1.32% 1.02% 31.52%
12/31/2021 14.95 0.14 (1.20) (1.06) (0.14) — (0.14) 13.75 (7.15)% 384,522 0.95% 0.92% 1.03% 121.44%
12/31/2020 13.45 0.16 1.60 1.76 (0.26) — (0.26) 14.95 13.37% 433,936 0.97% 1.30% 1.03% 25.45%
12/31/2019 11.20 0.31 2.27 2.58 (0.33) — (0.33) 13.45 23.24% 780,200 0.96% 2.46% 1.01% 22.56%
12/31/2018 13.68 0.26 (2.63) (2.37) (0.11) — (0.11) 11.20 (17.34)% 612,301 0.96% 2.11% 1.01% 18.09%
12/31/2017 9.80 0.02 4.06 4.08 (0.20) — (0.20) 13.68 41.69% 13 1.08% 0.21% 1.13% 32.35%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

40 - Financial Highlights - June 30, 2022 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT International Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2022 (Unaudited) $ 12.75 $ 0.23 $ (2.47) $ (2.24) $ — $ — $ — $ 10.51 (17.57)% $ 44,394 1.15% 3.99% 1.16% 36.74%
12/31/2021 11.61 0.30 1.17 1.47 (0.33) — (0.33) 12.75 12.66% 56,158 1.13% 2.34% 1.14% 86.05%
12/31/2020 10.88 0.15 0.70 0.85 (0.12) — (0.12) 11.61 7.95% 54,133 1.16% 1.48% 1.17% 95.01%
12/31/2019 9.82 0.23 1.59 1.82 (0.28) (0.48) (0.76) 10.88 19.12% 56,389 1.12% 2.14% 1.13% 49.50%
12/31/2018 11.81 0.23 (1.92) (1.69) (0.24) (0.06) (0.30) 9.82 (14.53)% 54,406 1.12% 1.97% 1.13% 59.73%
12/31/2017 9.42 0.17 2.41 2.58 (0.19) — (0.19) 11.81 27.45% 68,605 1.10% 1.61% 1.11% 77.86%
Class II Shares
6/30/2022 (Unaudited) 12.63 0.22 (2.45) (2.23) — — — 10.40 (17.66)% 36,438 1.40% 3.73% 1.41% 36.74%
12/31/2021 11.50 0.26 1.16 1.42 (0.29) — (0.29) 12.63 12.40% 46,879 1.38% 2.08% 1.39% 86.05%
12/31/2020 10.78 0.12 0.70 0.82 (0.10) — (0.10) 11.50 7.69% 47,927 1.41% 1.22% 1.42% 95.01%
12/31/2019 9.73 0.20 1.58 1.78 (0.25) (0.48) (0.73) 10.78 18.91% 48,215 1.37% 1.89% 1.38% 49.50%
12/31/2018 11.71 0.19 (1.90) (1.71) (0.21) (0.06) (0.27) 9.73 (14.80)% 44,327 1.37% 1.68% 1.38% 59.73%
12/31/2017 9.35 0.15 2.37 2.52 (0.16) — (0.16) 11.71 27.07% 55,773 1.35% 1.35% 1.36% 77.86%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

International Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 41
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the four (4) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT AllianzGI International Growth Fund ("International Growth")
NVIT Columbia Overseas Value Fund ("Overseas Value")
NVIT Emerging Markets Fund ("Emerging Markets")
NVIT International Equity Fund ("International Equity")
Only separate accounts established by (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance
Company (“NLAIC”), a wholly owned subsidiary of NLIC, hold shares of International Growth and International Equity. Shares of
Overseas Value are held by separate accounts established by NLIC and NLAIC and other affiliated insurance companies. Shares of Emerging Markets are held by separate accounts established by NLIC and NLAIC, other unaffiliated insurance companies, and other series of the Trust that operate as a fund-of-funds, such as the NVIT Investor Destinations Funds.
The Funds, as applicable, currently offer Class I, Class II, Class D, Class X, Class Y, and Class Z shares. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

42 - Notes to Financial Statements - June 30, 2022 (Unaudited) - International Funds
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2022. Please refer to the
Statements of Investments for additional information on portfolio holdings.

International Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 43
International Growth
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 13,894,004 $ – $ 13,894,004
Banks – 13,940,085 – 13,940,085
Biotechnology – 2,301,051 – 2,301,051
Building Products – 4,962,712 – 4,962,712
Capital Markets – 3,381,994 – 3,381,994
Chemicals – 10,548,059 – 10,548,059
Diversified Financial Services – 978,704 – 978,704
Electronic Equipment, Instruments &
Components – 4,780,625 – 4,780,625
Entertainment 4,672,177 – – 4,672,177
Food & Staples Retailing 6,502,686 – – 6,502,686
Health Care Equipment & Supplies – 5,563,991 – 5,563,991
Hotels, Restaurants & Leisure – 5,866,007 – 5,866,007
Industrial Conglomerates – 1,318,055 – 1,318,055
Insurance – 8,322,988 – 8,322,988
Interactive Media & Services – 10,937,295 – 10,937,295
Internet & Direct Marketing Retail 14,335,142 6,134,424 – 20,469,566
IT Services 8,320,317 12,517,156 – 20,837,473
Life Sciences Tools & Services – 967,959 – 967,959
Machinery – 8,058,385 – 8,058,385
Pharmaceuticals – 5,532,476 – 5,532,476
Semiconductors & Semiconductor
Equipment 7,215,991 18,361,144 – 25,577,135
Software 10,784,063 7,997,088 – 18,781,151
Textiles, Apparel & Luxury Goods – 1,694,154 – 1,694,154
Trading Companies & Distributors – 5,532,208 – 5,532,208
Total Common Stocks $ 51,830,376 $ 153,590,564 $ – $ 205,420,940
Repurchase Agreement – 337,500 – 337,500
Total $ 51,830,376 $ 153,928,064 $ – $ 205,758,440
Overseas Value
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 604,123 $ – $ 604,123
Airlines 770,890 – – 770,890
Auto Components – 1,480,373 – 1,480,373
Automobiles – 4,871,526 – 4,871,526
Banks – 25,058,702 – 25,058,702
Biotechnology 718,164 – – 718,164
Capital Markets – 2,001,555 – 2,001,555
Chemicals 4,853,851 – – 4,853,851
Construction & Engineering – 6,208,634 – 6,208,634
Diversified Financial Services 2,281,066 5,071,406 – 7,352,472
Diversified Telecommunication Services 3,699,258 7,678,461 – 11,377,719
Electric Utilities – 2,473,977 – 2,473,977
Electronic Equipment, Instruments &
Components 828,597 7,156,551 – 7,985,148
Energy Equipment & Services – 871,402 – 871,402
Entertainment – 1,108,973 – 1,108,973
Equity Real Estate Investment Trusts
(REITs) – 682,425 – 682,425
Food & Staples Retailing 4,329,052 10,807,015 – 15,136,067
Food Products 1,068,070 7,558,071 – 8,626,141
Health Care Equipment & Supplies 22,536 – – 22,536
Health Care Providers & Services – 2,208,684 – 2,208,684
Hotels, Restaurants & Leisure – 1,397,374 – 1,397,374

44 - Notes to Financial Statements - June 30, 2022 (Unaudited) - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Household Durables $ – $ 508,763 $ – $ 508,763
Industrial Conglomerates – 3,435,167 – 3,435,167
Insurance – 18,892,795 – 18,892,795
Internet & Direct Marketing Retail – 543,547 – 543,547
IT Services – 1,003,396 – 1,003,396
Machinery – 4,019,607 – 4,019,607
Metals & Mining 3,258,820 2,341,219 – 5,600,039
Multi-Utilities – 2,638,377 – 2,638,377
Oil, Gas & Consumable Fuels 4,835,853 23,882,746 – 28,718,599
Paper & Forest Products 1,477,330 4,377,172 – 5,854,502
Pharmaceuticals 7,192,814 16,174,832 – 23,367,646
Real Estate Management & Development – 2,027,063 – 2,027,063
Software – 526,562 – 526,562
Textiles, Apparel & Luxury Goods – 1,381,099 – 1,381,099
Tobacco – 7,740,747 – 7,740,747
Trading Companies & Distributors – 6,445,376 – 6,445,376
Water Utilities – 1,908,653 – 1,908,653
Wireless Telecommunication Services – 7,289,124 – 7,289,124
Total Common Stocks $ 35,336,301 $ 192,375,497 $ – $ 227,711,798
Exchange Traded Fund 2,248,424 – – 2,248,424
Forward Foreign Currency Contracts – 313,648 – 313,648
Repurchase Agreements – 5,783,184 – 5,783,184
Total Assets $ 37,584,725 $ 198,472,329 $ – $ 236,057,054
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (653,999) $ – $ (653,999)
Total Liabilities $ – $ (653,999) $ – $ (653,999)
Total $ 37,584,725 $ 197,818,330 $ – $ 235,403,055
Emerging Markets
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Airlines $ – $ 8,285,488 $ – $ 8,285,488
Automobiles 5,768,832 7,634,885 – 13,403,717
Banks 16,764,236 56,194,685 – 72,958,921
Beverages – 24,188,147 – 24,188,147
Capital Markets 321,630 1,060,104 – 1,381,734
Chemicals 4,953,329 9,047,776 – 14,001,105
Communications Equipment – 4,619,641 – 4,619,641
Construction & Engineering – 2,223,452 – 2,223,452
Consumer Finance – 514,875 – 514,875
Diversified Consumer Services – 6,310,747 – 6,310,747
Diversified Financial Services – 2,361,260 – 2,361,260
Diversified Telecommunication Services – 6,366,556 – 6,366,556
Electrical Equipment – 5,249,971 – 5,249,971
Entertainment – 6,580,189 – 6,580,189
Food & Staples Retailing 8,075,931 2,912,609 – 10,988,540
Food Products – 6,035,775 – 6,035,775
Health Care Providers & Services – 6,881,437 – 6,881,437
Hotels, Restaurants & Leisure 1,933,212 13,414,398 – 15,347,610
Household Durables – 9,889,884 – 9,889,884
Independent Power and Renewable
Electricity Producers – 45,987 – 45,987
Industrial Conglomerates – 2,102,039 – 2,102,039
Insurance – 19,450,233 – 19,450,233
Interactive Media & Services 260,023 24,488,414 – 24,748,437
Internet & Direct Marketing Retail 2,665,938 34,423,658 – 37,089,596
IT Services 2,026,769 12,679,814 – 14,706,583

International Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 45
Level 1 Level 2 Level 3 Total
Assets:
Life Sciences Tools & Services $ – $ 2,901,639 $ – $ 2,901,639
Machinery – 3,352,173 – 3,352,173
Metals & Mining – 7,413,577 – 7,413,577
Multiline Retail – 464,272 – 464,272
Oil, Gas & Consumable Fuels 3,551,888 10,408,961 – 13,960,849
Personal Products 255 3,065,343 – 3,065,598
Pharmaceuticals – 472,817 – 472,817
Real Estate Management & Development – 1,750,470 – 1,750,470
Road & Rail 2,177,657 – – 2,177,657
Semiconductors & Semiconductor
Equipment 4,034,281 52,834,069 – 56,868,350
Software 2,379,232 10,157,332 – 12,536,564
Specialty Retail – 1,994,152 – 1,994,152
Technology Hardware, Storage &
Peripherals – 17,628,197 – 17,628,197
Textiles, Apparel & Luxury Goods 433,177 7,011,247 – 7,444,424
Thrifts & Mortgage Finance – 10,914,147 – 10,914,147
Water Utilities – 3,823,662 – 3,823,662
Wireless Telecommunication Services – 6,701,082 – 6,701,082
Total Common Stocks $ 55,346,390 $ 413,855,164 $ – $ 469,201,554
Total $ 55,346,390 $ 413,855,164 $ – $ 469,201,554
International Equity
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 795,203 $ – $ 795,203
Air Freight & Logistics – 951,769 – 951,769
Auto Components – 832,759 – 832,759
Automobiles – 2,219,672 – 2,219,672
Banks 132,979 9,150,595 – 9,283,574
Beverages 311,502 – – 311,502
Biotechnology – 594,959 – 594,959
Building Products – 1,130,681 – 1,130,681
Capital Markets 80,566 2,306,489 – 2,387,055
Chemicals 660,051 1,674,690 – 2,334,741
Commercial Services & Supplies – 236,950 – 236,950
Communications Equipment – 436,647 – 436,647
Construction & Engineering – 291,982 – 291,982
Construction Materials – 75,327 – 75,327
Diversified Financial Services 84,240 640,337 – 724,577
Diversified Telecommunication Services – 392,396 – 392,396
Electric Utilities – 2,305,757 – 2,305,757
Electrical Equipment – 1,674,070 – 1,674,070
Electronic Equipment, Instruments &
Components – 883,686 – 883,686
Entertainment – 1,244,947 – 1,244,947
Equity Real Estate Investment Trusts
(REITs) 218,134 557,711 – 775,845
Food & Staples Retailing 2,435,703 – – 2,435,703
Food Products – 1,392,371 – 1,392,371
Health Care Providers & Services – 540,433 – 540,433
Hotels, Restaurants & Leisure 199,928 906,500 – 1,106,428
Household Durables – 727,214 – 727,214
Household Products – 76,314 – 76,314
Independent Power and Renewable
Electricity Producers – 506,485 – 506,485
Industrial Conglomerates – 349,508 – 349,508
Insurance 376,766 3,217,203 – 3,593,969

46 - Notes to Financial Statements - June 30, 2022 (Unaudited) - International Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Level 1 Level 2 Level 3 Total
Assets:
Interactive Media & Services $ 387,888 $ 435,969 $ – $ 823,857
Internet & Direct Marketing Retail 387,756 925,349 – 1,313,105
IT Services 576,031 1,316,898 – 1,892,929
Leisure Products – 218,154 – 218,154
Life Sciences Tools & Services – 56,671 – 56,671
Machinery – 384,462 – 384,462
Marine 283,475 1,532,508 – 1,815,983
Media 147,935 439,780 – 587,715
Metals & Mining 652,644 3,117,745 – 3,770,389
Multiline Retail 766,818 – – 766,818
Oil, Gas & Consumable Fuels 1,075,228 3,645,607 – 4,720,835
Personal Products – 1,458,091 – 1,458,091
Pharmaceuticals – 6,978,321 – 6,978,321
Professional Services – 648,284 – 648,284
Real Estate Management & Development – 948,546 – 948,546
Semiconductors & Semiconductor
Equipment 64,635 3,510,790 – 3,575,425
Software 550,756 301,056 – 851,812
Specialty Retail – 1,270,380 – 1,270,380
Technology Hardware, Storage &
Peripherals – 1,437,885 – 1,437,885
Textiles, Apparel & Luxury Goods 265,239 646,820 – 912,059
Tobacco – 1,666,338 – 1,666,338
Trading Companies & Distributors 93,674 823,372 – 917,046
Wireless Telecommunication Services 120,483 1,889,104 – 2,009,587
Total Common Stocks $ 9,872,431 $ 69,764,785 $ – $ 79,637,216
Repurchase Agreement – 1,031,697 – 1,031,697
Total $ 9,872,431 $ 70,796,482 $ – $ 80,668,913
As of June 30, 2022, Overseas Value held two common stock investments that were categorized as Level 3 investments which were each valued at $0.
As of June 30, 2022, Emerging Markets held five common stock investments that were categorized as Level 3 investments which were each valued at $0.
Overseas Value
Common
Stocks Total
Balance as of 12/31/2021 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases
*
888,471 888,471
Sales — —
Change in Unrealized Appreciation/Depreciation (888,471) (888,471)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 6/30/2022 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 6/30/2022 ** $ (888,471) $ (888,471)

International Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 47
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2022, Funds that had overdrawn balances were as follows:
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of
Emerging Markets
Common
Stocks Total
Balance as of 12/31/2021 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) (3,604,220) (3,604,220)
Purchases — —
Sales (1,255,363) (1,255,363)
Change in Unrealized Appreciation/Depreciation (13,776,118) (13,776,118)
Transfers into Level 3 18,635,701 18,635,701
Transfers out of Level 3 — —
Balance as of 6/30/2022 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 6/30/2022 ** $ (13,776,118) $(13,776,118)
* Purchases include all purchases of securities and securities received in corporate actions.
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."
Fund
Foreign
Currency
Amount
Overseas Value $ 10,431
International Equity 4,647

48 - Notes to Financial Statements - June 30, 2022 (Unaudited) - International Funds
portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2022:
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2022:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2022:
Overseas Value
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 313,648
Total $ 313,648
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (653,999)
Total $ (653,999)
Overseas Value
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ (138,656)
Total $ (138,656)
Overseas Value
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ (215,089)
Total $ (215,089)

International Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 49
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2022:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of June 30, 2022:
Securities Lending
During the six months ended June 30, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
Overseas Value
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 31,577,084
Average Settlement Value Sold $ 31,727,056
Overseas Value
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
Goldman Sachs
International
Forward Foreign
Currency Contracts $ 313,648 $ (313,648) $ — $ —
Total $ 313,648 $ (313,648) $ — $ —
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
Goldman Sachs
International
Forward Foreign
Currency Contracts $ (653,999) $ 313,648 $ — $ (340,351)
Total $ (653,999) $ 313,648 $ — $ (340,351)

50 - Notes to Financial Statements - June 30, 2022 (Unaudited) - International Funds
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
Joint Repurchase Agreements
During the six months ended June 30, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
International Growth $ 337,500
Overseas Value 5,783,184
International Equity 1,031,697

International Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 51
of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of June 30, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of June 30, 2022, the joint repos on a gross basis were as follows:
Bank of America NA, 1.55%, dated 6/30/2022, due 7/1/2022, repurchase price $96,904,172, collateralized by U.S. Government
Agency Securities, ranging from 3.00% - 3.50%, maturing 2/1/2043 - 6/1/2045; total market value $98,838,000.
Cantor Fitzgerald & Co., 1.55%, dated 6/30/2022, due 7/1/2022, repurchase price $164,451,087, collateralized by U.S.
Government Agency Securities, 0.29% - 8.00%, maturing 9/15/2022 - 2/20/2072; total market value $167,732,887.
Pershing LLC, 1.58%, dated 6/30/2022, due 7/1/2022, repurchase price $97,017,796, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.13% - 8.50%, maturing 10/25/2022 - 5/20/2072; total market value $98,953,809.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
International
Growth
Cantor Fitzgerald
& Co. $ 337,500 $ – $ 337,500 $ (337,500) $ –
Total $ 337,500 $ – $ 337,500 $ (337,500) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Overseas Value
Bank of America
NA $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
Overseas Value
Cantor Fitzgerald
& Co. 2,873,496 – 2,873,496 (2,873,496) –
Overseas Value Pershing LLC 909,688 – 909,688 (909,688) –
Total $ 5,783,184 $ – $ 5,783,184 $ (5,783,184) $ –

52 - Notes to Financial Statements - June 30, 2022 (Unaudited) - International Funds
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
International
Equity
Cantor Fitzgerald
& Co. $ 1,031,697 $ – $ 1,031,697 $ (1,031,697) $ –
Total $ 1,031,697 $ – $ 1,031,697 $ (1,031,697) $ –
* As of June 30, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

International Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 53
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2022, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
International Growth Allianz Global Investors U.S. LLC
Overseas Value Columbia Management Investment Advisers, LLC
Emerging Markets Loomis, Sayles & Company L.P.
NS Partners Ltd
International Equity Lazard Asset Management, LLC
Fund Fee Schedule
Advisory Fee
(annual rate)
International Growth Up to $1 billion 0.85%
$1 billion and more 0.80%
Overseas Value Up to $1 billion 0.75%
$1 billion and more 0.70%
Emerging Markets Up to $500 million 0.95%
$500 million up to $2 billion 0.90%
$2 billion and more 0.85%
International Equity Up to $500 million 0.80%
$500 million up to $2 billion 0.75%
$2 billion and more 0.70%

54 - Notes to Financial Statements - June 30, 2022 (Unaudited) - International Funds
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2023.
During the six months ended June 30, 2022, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the six months ended June 30, 2022, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2023.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 12, 2023.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100
Fund
Advisory Fee Waiver
(annual rate)
International Growth 0.058%
Emerging Markets 0.0873%
International Equity 0.010%
Fund Amount
International Growth $ 73,582
Emerging Markets 226,277
International Equity 4,618
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
International Growth 0.85% 0.80% 0.71%
Overseas Value 0.75 N/A 0.75
Emerging Markets 0.95 0.86 0.86
International Equity 0.80 0.79 0.79
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
International Growth All Classes 0.88%
Overseas Value All Classes 0.87%
Emerging Markets All Classes 1.20%
Fund Classes
Amount
(annual rate)
International Growth Class II 1.25%
Emerging Markets Class II 1.43%

International Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 55
million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2022, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2022, NFM earned an aggregate of $284,577 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2022, the Funds' aggregate portion of such costs amounted to $2,206.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class II, Class D and Class Z shares of each Fund
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I, Class II and Class D shares of the Fund and up to 0.01% of the average daily net assets of Class X and Class Z shares of each Fund.
Fund
Fiscal Year 2019
Amount
Fiscal Year 2020
Amount
Fiscal Year 2021
Amount
Six Months Ended
June 30, 2022
Amount Total
International Growth $ — $ 251,553 $ 208,754 $ 104,459 $ 564,766
Overseas Value 6,997 52 31,704 — 38,753
Emerging Markets — — — — —
International Equity — — — — —
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

56 - Notes to Financial Statements - June 30, 2022 (Unaudited) - International Funds
For the six months ended June 30, 2022, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2022, each Fund’s total administrative services fees were as follows:
Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7, 2022.
During the six months ended June 30, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2022, none of the Funds engaged in interfund lending.
Investment Transactions
For the six months ended June 30, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
Fund Class I Class II Class D Class X Class Z
International Growth 0.15% 0.15%  N/A  N/A  N/A
Overseas Value 0.15  N/A  N/A 0.01% 0.01%
Emerging Markets 0.15 0.15 0.24%  N/A  N/A
International Equity 0.15 0.15  N/A  N/A  N/A
N/A — Not Applicable.
Fund Amount
International Growth $ 190,303
Overseas Value 34,738
Emerging Markets 140,543
International Equity 69,260
Fund Purchases Sales
International Growth $ 35,387,740 $ 18,704,132
Overseas Value 57,684,315 63,998,777
Emerging Markets 187,323,691 161,307,085
International Equity 33,844,516 36,301,189

International Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 57
Portfolio Investment Risks
Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.
Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under the 1940 Act that provides the requirements for determining the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a consistent framework and standard of baseline practices for fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management is currently evaluating the implications of the new rule and the impact on the Funds’
financial statement disclosures and reporting requirements.

58 - Notes to Financial Statements - June 30, 2022 (Unaudited) - International Funds
Federal Tax Information
As of June 30, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the United States, European and other credit markets has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global, national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans (within the
United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments.
The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
The Trusts’ credit agreement has been renewed through July 6, 2023. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2022 (discussed above under “Line of Credit and Interfund
Lending”).
On July 13, 2022, the Board of Trustees approved the termination of Allianz Global Investors U.S. LLC as subadviser of NVIT
AllianzGI International Growth Fund and approved the appointment of NS Partners to subadvise NVIT AllianzGI International
Growth Fund. The change was effective on July 18, 2022 (the “Effective Date”). As of the Effective Date, NVIT AllianzGI International
Growth Fund will be renamed “NVIT NS Partners International Focused Growth Fund".
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
International Growth $ 236,988,498 $ 20,267,077 $ (51,497,135) $ (31,230,058)
Overseas Value 231,386,983 36,266,266 (32,250,194) 4,016,072
Emerging Markets 537,802,873 23,877,763 (92,479,082) (68,601,319)
International Equity 83,670,331 7,423,099 (10,424,517) (3,001,418)

International Funds - June 30, 2022 (Unaudited) - Supplemental Information - 59
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has
designated Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a
Liquidity Risk Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 14, 2022, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

International Funds - June 30, 2022 (Unaudited) - Management Information - 61
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

62 - Management Information - June 30, 2022 (Unaudited) - International Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 130
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 130
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

International Funds - June 30, 2022 (Unaudited) - Management Information - 63
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

64 - Market Index Definitions - June 30, 2022 (Unaudited) - International Funds
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

International Funds - June 30, 2022 (Unaudited) - Market Index Definitions - 65
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

66 - Market Index Definitions - June 30, 2022 (Unaudited) - International Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

International Funds - June 30, 2022 (Unaudited) - Market Index Definitions - 67
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

68 - Market Index Definitions - June 30, 2022 (Unaudited) - International Funds
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-INT (8-22)

Semiannual Report
June 30, 2022 (Unaudited)
Nationwide Variable Insurance Trust
American Funds
NVIT American Funds Asset Allocation Fund
NVIT American Funds Bond Fund
NVIT American Funds Global Growth Fund
NVIT American Funds Growth Fund
NVIT American Funds Growth-Income Fund

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2022

Message to Investors 1
Shareholder Expense Example 4
Statements of Assets and Liabilities 6
Statements of Operations 10
Statements of Changes in Net Assets 12
Financial Highlights 16
Notes to Financial Statements 21
Supplemental Information 27
Management Information 29
Market Index Definitions 32

Nationwide Variable Insurance Trust - June 30, 2022 (Unaudited) - 1
Message to Investors
Dear Investor,
Equity markets fell significantly during the semi-annual reporting period ended June 30, 2022, as a confluence of events ranging from entrenched inflation, geopolitical risk, new central bank frameworks, and the Omicron variant of COVID-19 all weighed on market returns.
The outlook for the U.S. economy continued to slow through the period, with gross domestic product (“GDP”) growth decelerating to -1.6% for the first quarter of 2022. Economic activity continued to moderate, and the labor market remained robust with corporate profits expected to grow more slowly after the swift rise during 2021. By and large, earnings have been supported by a resilient consumer, although inflationary pressure will likely challenge gross margins.
The U.S economy faced decades-high inflation during the reporting period and equity markets faced historical pressure, due to hawkish central bank policy.
Markets experienced historic levels of volatility during the reporting period, as geopolitical uncertainty, entrenched inflation, and hawkish central banks challenged both equity and bond market returns. The S&P 500
®
Index (“S&P 500”) experienced a substantial level of volatility throughout the period, sliding into a bear market after the Federal Reserve increased rates by
0.75%. Additionally, investor sentiment has remained at historically negative levels throughout the reporting period, indicating extreme fear and apprehension by investors. The “wall of worry”
that developed at the beginning of 2022 has methodically given way to volatile market moves in the equity markets; it is possible that the second quarter of 2022 could be recorded as the ninth-
worst quarter for the S&P 500 since World War II, finishing the reporting period with a 20% loss.
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank, with the MSCI EAFE
®
Index finishing the period with a loss of nearly 20%. The MSCI Emerging Markets
®
Index was
notably weak on continued stress on China lockdowns and surging commodity prices, falling nearly 18%.
The S&P 500 closed in “bear market” territory during the reported period for the first time since 2020.
With inflation seemingly not abating during the reporting period, the market continued to come under pressure, and the S&P 500 fell more than 20% from its January high. Value indexes continued to be favored by investors, with large-cap indexes beating small-cap indexes. The
Energy sector remained the clear winner during the reporting period, up 31% year-to-date, followed by the Utilities and Consumer Staples sectors, down -3% and -7%, respectively.
Fixed-income returns were historically weak with surging interest rates and increasingly aggressive central bank policy causing consternation for investors. During the reporting period, the U.S. Federal Reserve bank (“Fed”) raised its benchmark interest rate by 0.75%, the most significant increase since 1994. Meanwhile, investors grew discontent over the economic outlook and fear of a “policy mistake” by the Fed. Interest rates surged during the period, with the 10-year Treasury yield rising from 1.55% to over 3.44%. Likewise, the 2-year Treasury yield saw a more pronounced move, rising to 3.43% during the reporting period. As investors grappled with moderating economic data, the yield curve continued to linger toward inversion

2 - June 30, 2022 (Unaudited) - Nationwide Variable Insurance Trust
during the reporting period.
Technical indicators reflected the stress caused by geopolitical uncertainty and historically high inflation. Stock-bond diversification suffered over the reported period with the S&P 500 and
Bloomberg U.S. Aggregate Bond Index both producing negative returns for the first time since
1976. Financial conditions tightened, credit spreads widened, and the dollar strengthened as investors grew more anxious about a potential economic slowdown.
Equity markets may continue to be choppy based on fears of central bank policy trade-off errors and negative investor sentiment potentially leading to a self-fulfilling economic slowdown.
However, investors may find solace in diminishing inflation or the central banks achieving a soft-
landing. Encouragingly, the health of the labor market, resilient consumer spending, and solid corporate earnings remain generally sound.
When investors feel pessimistic and begin to view their economic futures as uncertain they naturally tend to succumb to stressful market environments by reacting emotionally, often producing suboptimal returns. We urge investors to seek investments based on a sound asset allocation strategy and a long-term perspective and encourage you to speak with your financial professional regularly to ensure that your portfolio maintains the right balance for your goals.
We remain confident in our ability to help investors navigate the markets for years to come.
Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
The following chart provides returns for various market segments for six-month reporting period ended June 30, 2022:
Index
Semi-annual Total Return
(As of June 30, 2022)
Bloomberg Emerging Markets USD Aggregate Bond -17.14%
Bloomberg Municipal Bond -8.98%
Bloomberg U.S. 1-3 Year Government/Credit Bond -3.11%
Bloomberg U.S. 10-20 Year Treasury Bond -18.80%
Bloomberg U.S. Aggregate Bond -10.35%
Bloomberg U.S. Corporate High Yield -14.19%
MSCI EAFE
®
-19.57%
MSCI Emerging Markets
®
-17.63%
MSCI World ex USA -18.42%
Russell 1000
®
Growth -28.07%
Russell 1000
®
Value -12.86%
Russell 2000
®
-23.43%
S&P 500
®
-19.96%
Source: Morningstar

4 - Shareholder Expense Example - June 30, 2022 (Unaudited) - American Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2022) and continued to hold your shares at the end of the reporting period (June 30, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January
1, 2022 through June 30, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2022 through June 30, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/22
Ending Account
Value($) 6/30/22
Expenses Paid
During Period ($)
1/1/22 - 6/30/22
(a)
Expense Ratio
During Period (%)
1/1/22 - 6/30/22
(a)(b)
NVIT American Funds Asset Allocation Fund
Class II Shares
Actual
(c)
1,000.00 839.50 2.87 0.63
Hypothetical
(c)(d)
1,000.00 1,021.67 3.16 0.63
NVIT American Funds Bond Fund
Class II Shares
Actual
(c)
1,000.00 897.00 3.01 0.64
Hypothetical
(c)(d)
1,000.00 1,021.62 3.21 0.64
NVIT American Funds Global Growth Fund
Class II Shares
Actual
(c)
1,000.00 719.20 2.77 0.65
Hypothetical
(c)(d)
1,000.00 1,021.57 3.26 0.65
NVIT American Funds Growth Fund
Class II Shares
Actual
(c)
1,000.00 699.70 2.70 0.64
Hypothetical
(c)(d)
1,000.00 1,021.62 3.21 0.64

American Funds - June 30, 2022 (Unaudited) - Shareholder Expense Example - 5
Beginning Account
Value($) 1/1/22
Ending Account
Value($) 6/30/22
Expenses Paid
During Period ($)
1/1/22 - 6/30/22
(a)
Expense Ratio
During Period (%)
1/1/22 - 6/30/22
(a)(b)
NVIT American Funds Growth-Income Fund
Class II Shares
Actual
(c)
1,000.00 800.60 2.86 0.64
Hypothetical
(c)(d)
1,000.00 1,021.62 3.21 0.64
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2022 through June 30, 2022 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

6 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds
Asset Allocation Fund
NVIT American Funds
Bond Fund
Assets:
Investment in Master Fund (Note 1) $ 6,320,064,192 $ 3,590,402,726
Receivable for investments sold — 31,795
Receivable for capital shares issued 528,979 43,829
Prepaid expenses 34,553 18,685
Total Assets 6,320,627,724 3,590,497,035
Liabilities:
Payable for investments purchased 264,963 —
Payable for capital shares redeemed 263,927 75,575
Accrued expenses and other payables:
Fund administration fees 138,352 84,569
Master feeder service provider fee 548,350 303,132
Distribution fees 1,333,668 739,971
Administrative servicing fees 1,265,079 677,080
Accounting and transfer agent fees 1,939 1,024
Trustee fees 4 35
Custodian fees 110,834 60,107
Compliance program costs (Note 3) 7,257 3,885
Professional fees 16,529 11,994
Printing fees 146,989 88,775
Other 43,265 15,757
Total Liabilities 4,141,156 2,061,904
Net Assets $ 6,316,486,568 $ 3,588,435,131
Cost of investment in Master Fund 5,489,515,356 3,972,606,069
Represented by:
Capital $ 4,407,281,303 $ 3,752,333,103
Total distributable earnings (loss) 1,909,205,265 (163,897,972)
Net Assets $ 6,316,486,568 $ 3,588,435,131

American Funds - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 7
NVIT American Funds
Global Growth Fund
NVIT American Funds
Growth Fund
NVIT American Funds
Growth-Income Fund
$ 448,174,423 $ 1,119,724,813 $ 3,486,217,121
243,989 — —
118 661,886 630,690
2,631 7,182 19,689
448,421,161 1,120,393,881 3,486,867,500
— 616,520 477,092
244,100 45,350 153,548
26,993 40,140 85,040
39,796 98,183 304,739
94,719 239,542 740,855
90,447 229,876 690,817
170 377 1,109
153 409 119
7,559 15,245 59,481
543 1,333 4,012
12,319 11,236 13,531
42,047 39,997 94,275
1,009 61 13,214
559,855 1,338,269 2,637,832
$ 447,861,306 $ 1,119,055,612 $ 3,484,229,668
428,109,308 1,211,338,925 3,174,084,217
$ 354,268,564 $ 896,062,054 $ 2,680,158,938
93,592,742 222,993,558 804,070,730
$ 447,861,306 $ 1,119,055,612 $ 3,484,229,668

8 - Statements of Assets and Liabilities - June 30, 2022 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds
Asset Allocation Fund
NVIT American Funds
Bond Fund
Net Assets:
Class II Shares $ 6,316,486,568 $ 3,588,435,131
Total $ 6,316,486,568 $ 3,588,435,131
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 249,998,792 326,998,579
Total 249,998,792 326,998,579
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 25 .27 $ 10 .97

American Funds - June 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 9
NVIT American Funds
Global Growth Fund
NVIT American Funds
Growth Fund
NVIT American Funds
Growth-Income Fund
$ 447,861,306 $ 1,119,055,612 $ 3,484,229,668
$ 447,861,306 $ 1,119,055,612 $ 3,484,229,668
13,681,302 11,068,153 64,152,208
13,681,302 11,068,153 64,152,208
$ 32 .74 $ 101 .11 $ 54 .31

10 - Statements of Operations - For the Six Months Ended June 30, 2022 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American
Funds Asset
Allocation Fund
NVIT American
Funds Bond Fund
INVESTMENT INCOME:
Dividend income from Master Fund $ 29,468,047 $ 21,147,674
Total Income 29,468,047 21,147,674
EXPENSES:
Fund administration fees 785,994 430,694
Master feeder service provider fees 8,785,360 4,700,079
Distribution fees Class II Shares 8,785,360 4,700,079
Administrative servicing fees Class II Shares 8,785,360 4,700,079
Professional fees 127,938 69,975
Printing fees 43,901 27,618
Trustee fees 110,620 59,528
Custodian fees 163,261 85,009
Accounting and transfer agent fees 2,132 1,146
Compliance program costs (Note 3) 14,206 7,530
Other 90,514 46,665
Total expenses before fees waived 27,694,646 14,828,402
Master feeder service provider fees waived (Note 3) (5,402,275) (2,890,110)
Net Expenses 22,292,371 11,938,292
NET INVESTMENT INCOME/(LOSS) 7,175,676 9,209,382
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from Master Fund 687,622,352 41,580,899
Net realized gains (losses) from:
Transactions in investment securities 20,076,571 (15,605,514)
Net realized gains (losses) 707,698,923 25,975,385
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (1,948,680,805) (448,350,272)
Net change in unrealized appreciation/depreciation (1,948,680,805) (448,350,272)
Net realized/unrealized gains (losses) (1,240,981,882) (422,374,887)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (1,233,806,206) $ (413,165,505)

American Funds - For the Six Months Ended June 30, 2022 (Unaudited) - Statements of Operations - 11
NVIT American
Funds Global
Growth Fund
NVIT American
Funds Growth Fund
NVIT American
Funds Growth-
Income Fund
$ 1,162,755 $ 1,841,529 $ 11,709,057
1,162,755 1,841,529 11,709,057
78,617 168,922 450,892
647,991 1,678,487 4,932,124
647,991 1,678,487 4,932,124
647,991 1,678,487 4,932,124
14,992 30,994 75,737
8,949 12,970 28,522
8,169 21,086 62,018
14,231 34,536 94,999
255 504 1,245
1,045 2,729 8,010
6,563 17,013 49,420
2,076,794 5,324,215 15,567,215
(398,463) (1,032,144) (3,032,865)
1,678,331 4,292,071 12,534,350
(515,576) (2,450,542) (825,293)
54,496,928 178,745,712 366,215,321
(4,162,326) (13,084,945) 24,985,322
50,334,602 165,660,767 391,200,643
(226,610,816) (646,110,696) (1,270,639,695)
(226,610,816) (646,110,696) (1,270,639,695)
(176,276,214) (480,449,929) (879,439,052)
$ (176,791,790) $ (482,900,471) $ (880,264,345)

The accompanying notes are an integral part of these financial statements.
12 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - American Funds
NVIT American Funds Asset Allocation Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ 7,175,676 $ 86,361,088
Net realized gains 707,698,923 287,681,817
Net change in unrealized appreciation/depreciation (1,948,680,805) 661,237,060
Change in net assets resulting from operations (1,233,806,206) 1,035,279,965
Distributions to Shareholders From:
Distributable earnings:
Class II — (130,720,794)
Change in net assets from shareholder distributions — (130,720,794)
Change in net assets from capital transactions (321,340,834) (311,385,763)
Change in net assets (1,555,147,040) 593,173,408
Net Assets:
Beginning of period 7,871,633,608 7,278,460,200
End of period $ 6,316,486,568 $ 7,871,633,608
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 14,955,067 $ 178,619,054
Dividends reinvested — 130,720,794
Cost of shares redeemed (336,295,901) (620,725,611)
Total Class II Shares (321,340,834) (311,385,763)
Change in net assets from capital transactions $ (321,340,834) $ (311,385,763)
SHARE TRANSACTIONS:
Class II Shares
Issued 538,878 6,076,707
Reinvested — 4,449,312
Redeemed (12,082,282) (21,640,047)
Total Class II Shares (11,543,404) (11,114,028)
Total change in shares (11,543,404) (11,114,028)

American Funds - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 13
NVIT American Funds Bond Fund NVIT American Funds Global Growth Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
$ 9,209,382 $ 40,481,615 $ (515,576) $ (293,182)
25,975,385 151,481,838 50,334,602 29,266,007
(448,350,272) (218,493,487) (226,610,816) 56,678,649
(413,165,505) (26,530,034) (176,791,790) 85,651,474
— (100,025,384) — (16,161,229)
— (100,025,384) — (16,161,229)
17,280,228 394,138,260 (3,802,299) 31,178,011
(395,885,277) 267,582,842 (180,594,089) 100,668,256
3,984,320,408 3,716,737,566 628,455,395 527,787,139
$ 3,588,435,131 $ 3,984,320,408 $ 447,861,306 $ 628,455,395
$ 134,370,432 $ 491,327,471 $ 20,713,094 $ 53,848,363
— 100,025,384 — 16,161,229
(117,090,204) (197,214,595) (24,515,393) (38,831,581)
17,280,228 394,138,260 (3,802,299) 31,178,011
$ 17,280,228 $ 394,138,260 $ (3,802,299) $ 31,178,011
11,359,867 39,440,082 530,678 1,237,164
— 8,138,762 — 347,778
(10,228,149) (15,902,077) (656,936) (889,438)
1,131,718 31,676,767 (126,258) 695,504
1,131,718 31,676,767 (126,258) 695,504

The accompanying notes are an integral part of these financial statements.
14 - Statements of Changes in Net Assets - June 30, 2022 (Unaudited) - American Funds
NVIT American Funds Growth Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ (2,450,542) $ (1,814,277)
Net realized gains 165,660,767 163,509,003
Net change in unrealized appreciation/depreciation (646,110,696) 96,042,931
Change in net assets resulting from operations (482,900,471) 257,737,657
Distributions to Shareholders From:
Distributable earnings:
Class II — (23,244,814)
Change in net assets from shareholder distributions — (23,244,814)
Change in net assets from capital transactions (21,594,643) 262,006,268
Change in net assets (504,495,114) 496,499,111
Net Assets:
Beginning of period 1,623,550,726 1,127,051,615
End of period $ 1,119,055,612 $ 1,623,550,726
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 56,577,129 $ 323,809,962
Dividends reinvested — 23,244,814
Cost of shares redeemed (78,171,772) (85,048,508)
Total Class II Shares (21,594,643) 262,006,268
Change in net assets from capital transactions $ (21,594,643) $ 262,006,268
SHARE TRANSACTIONS:
Class II Shares
Issued 455,886 2,398,277
Reinvested — 166,011
Redeemed (622,385) (657,700)
Total Class II Shares (166,499) 1,906,588
Total change in shares (166,499) 1,906,588

American Funds - June 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 15
NVIT American Funds Growth-Income Fund
Six Months Ended
June 30, 2022 (Unaudited)
Year Ended
December 31, 2021
$ (825,293) $ 30,649,654
391,200,643 94,323,713
(1,270,639,695) 773,461,820
(880,264,345) 898,435,187
— (122,747,258)
— (122,747,258)
(154,107,706) (250,868,128)
(1,034,372,051) 524,819,801
4,518,601,719 3,993,781,918
$ 3,484,229,668 $ 4,518,601,719
$ 20,432,241 $ 92,246,406
— 122,747,258
(174,539,948) (465,861,792)
(154,107,707) (250,868,128)
$ (154,107,706) $ (250,868,128)
333,683 1,502,066
— 1,881,761
(2,785,093) (7,550,440)
(2,451,410) (4,166,613)
(2,451,410) (4,166,613)

16 - Financial Highlights - June 30, 2022 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Asset Allocation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
6/30/2022 (Unaudited) $ 30.10 $ 0.03 $ (4.86) $ (4.83) $ — $ — $ — $ 25.27 (16.05)% $ 6,316,487 0.63% 0.20% 0.79% 4.85%
12/31/2021 26.69 0.33 3.59 3.92 (0.33) (0.18) (0.51) 30.10 14.71% 7,871,634 0.63% 1.13% 0.79% 6.99%
12/31/2020 26.15 0.32 2.63 2.95 (0.39) (2.02) (2.41) 26.69 12.00% 7,278,460 0.64% 1.26% 0.79% 3.67%
12/31/2019 23.61 0.38 4.39 4.77 (0.43) (1.80) (2.23) 26.15 20.78% 6,976,824 0.64% 1.50% 0.79% 7.91%
12/31/2018 26.52 0.33 (1.52) (1.19) (0.32) (1.40) (1.72) 23.61 (4.98)% 6,163,400 0.64% 1.24% 0.79% 6.94%
12/31/2017 23.68 0.29 3.42 3.71 (0.29) (0.58) (0.87) 26.52 15.79% 6,859,844 0.64% 1.14% 0.79% 4.24%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - June 30, 2022 (Unaudited) - Financial Highlights - 17
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
6/30/2022 (Unaudited) $ 12.23 $ 0.03 $ (1.29) $ (1.26) $ — $ — $ — $ 10.97 (10.30)% $ 3,588,435 0.64% 0.49% 0.79% 3.25%
12/31/2021 12.63 0.13 (0.22) (0.09) (0.24) (0.07) (0.31) 12.23 (0.72)% 3,984,320 0.63% 1.02% 0.79% 5.44%
12/31/2020 11.81 0.21 0.88 1.09 (0.26) (0.01) (0.27) 12.63 9.21% 3,716,738 0.64% 1.69% 0.79% 13.80%
12/31/2019 11.07 0.26 0.74 1.00 (0.22) (0.04) (0.26) 11.81 8.98% 3,383,063 0.64% 2.23% 0.79% 7.14%
12/31/2018 11.50 0.23 (0.36) (0.13) (0.26) (0.04) (0.30) 11.07 (1.07)% 3,050,499 0.64% 2.08% 0.79% 2.99%
12/31/2017 11.31 0.19 0.17 0.36 (0.14) (0.03) (0.17) 11.50 3.21% 2,827,154 0.64% 1.62% 0.79% 0.59%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

18 - Financial Highlights - June 30, 2022 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Global Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
6/30/2022 (Unaudited) $ 45.52 $ (0.04) $ (12.74) $ (12.78) $ — $ — $ — $ 32.74 (28.08)% $ 447,861 0.65% (0.20)% 0.80% 4.38%
12/31/2021 40.25 (0.02) 6.49 6.47 — (1.20) (1.20) 45.52 16.00% 628,455 0.64% (0.05)% 0.79% 5.47%
12/31/2020 33.24 (0.02) 9.63 9.61 (0.23) (2.37) (2.60) 40.25 29.93% 527,787 0.65% (0.05)% 0.80% 6.83%
12/31/2019 27.13 0.22 8.93 9.15 (0.22) (2.82) (3.04) 33.24 34.78% 450,562 0.65% 0.72% 0.80% 9.43%
12/31/2018 31.70 0.08 (2.84) (2.76) (0.07) (1.74) (1.81) 27.13 (9.42)% 346,304 0.66% 0.27% 0.81% 8.19%
12/31/2017 26.40 0.08 7.93 8.01 (0.22) (2.49) (2.71) 31.70 30.97% 390,327 0.67% 0.25% 0.82% 9.22%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - June 30, 2022 (Unaudited) - Financial Highlights - 19
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
6/30/2022 (Unaudited) $ 144.51 $ (0.22) $ (43.18) $ (43.40) $ — $ — $ — $ 101.11 (30.03)% $ 1,119,056 0.64% (0.37)% 0.79% 5.32%
12/31/2021 120.82 (0.18) 26.12 25.94 — (2.25) (2.25) 144.51 21.53% 1,623,551 0.63% (0.13)% 0.79% 4.95%
12/31/2020 87.57 (0.07) 43.42 43.35 (0.72) (9.38) (10.10) 120.82 51.49% 1,127,052 0.64% (0.07)% 0.79% 15.34%
12/31/2019 78.84 0.30 22.00 22.30 (0.32) (13.25) (13.57) 87.57 30.28% 750,682 0.65% 0.35% 0.80% 9.42%
12/31/2018 87.78 0.03 0.54 0.57 (0.29) (9.22) (9.51) 78.84 (0.66)% 601,482 0.65% 0.03% 0.80% 13.98%
12/31/2017 74.43 0.10 20.06 20.16 (0.27) (6.54) (6.81) 87.78 27.80% 656,547 0.65% 0.12% 0.80% 6.47%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

20 - Financial Highlights - June 30, 2022 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Growth-Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
6/30/2022 (Unaudited) $ 67.84 $ (0.01) $ (13.52) $ (13.53) $ — $ — $ — $ 54.31 (19.94)% $ 3,484,230 0.64% (0.04)% 0.79% 4.57%
12/31/2021 56.43 0.45 12.82 13.27 (0.68) (1.18) (1.86) 67.84 23.65% 4,518,602 0.63% 0.72% 0.79% 4.16%
12/31/2020 56.20 0.52 6.25 6.77 (0.91) (5.63) (6.54) 56.43 13.08% 3,993,782 0.64% 0.98% 0.79% 11.76%
12/31/2019 49.90 0.72 11.61 12.33 (0.76) (5.27) (6.03) 56.20 25.67% 3,727,052 0.64% 1.31% 0.79% 5.44%
12/31/2018 55.97 0.59 (1.25) (0.66) (0.60) (4.81) (5.41) 49.90 (2.18)% 2,905,591 0.64% 1.03% 0.79% 8.87%
12/31/2017 51.67 0.56 10.25 10.81 (0.81) (5.70) (6.51) 55.97 21.93% 3,121,165 0.64% 1.02% 0.79% 7.37%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 21
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT American Funds Asset Allocation Fund ("American Funds Asset Allocation")
NVIT American Funds Bond Fund ("American Funds Bond")
NVIT American Funds Global Growth Fund ("American Funds Global Growth")
NVIT American Funds Growth Fund ("American Funds Growth")
NVIT American Funds Growth-Income Fund ("American Funds Growth-Income")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Funds.
Each Fund operates as a “feeder fund,” which means that each Fund does not buy individual securities directly, and may have additional investment and concentration risk. Instead, each Fund invests all of its assets in Class 1 shares of another mutual fund, a series of the American Funds Insurance Series
®
, (each, a “Master Fund”; collectively, the “Master Funds”) which invests directly in individual securities, as listed below. Each Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the
Master Funds, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with each Fund’s financial statements. For accounting and financial reporting purposes, the Funds are treated as a fund-of-funds. The percentage of each Master Fund’s portfolio owned by each Fund as of June 30, 2022 was as follows:
The Funds currently offer Class II shares.
Each Master Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees
Fund Master Fund
% of Master
Fund
American Funds Asset Allocation American Asset Allocation Fund 25.30%
American Funds Bond American Bond Fund 32.71%
American Funds Global Growth American Global Growth Fund 6.52%
American Funds Growth American Growth Fund 3.59%
American Funds Growth-Income American Growth-Income Fund 10.63%

22 - Notes to Financial Statements - June 30, 2022 (Unaudited) - American Funds
of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of each Master Fund in which each Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. Each
Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time)
on each day the exchange is open for trading. Please refer to Note 3 of the Master Funds' Semiannual Report, which is included along with this report, for the Master Funds' security valuation policies.
As of June 30, 2022, 100% of the market value of each Fund was determined based on Level 1 inputs.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2022, the Funds did not have overdrawn balances.
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statements of Operations. Capital gain distributions received from the Master Fund are recognized on the ex-dividend date and are recorded as such on the Statements of Operations.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

American Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 23
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust.
Transactions with Affiliates
Under the terms of each Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC
(“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides non-
investment advisory master-feeder operational support services to the Funds. Under the terms of the Trust’s Master-Feeder
Services Agreement with NFM on behalf of the Funds, each Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives a portion of the fees
NFM receives for providing the Funds with non-investment advisory master-feeder operational support services according to the following schedule.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, including acquired fund fees and expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until November 12, 2023.
NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing
Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Fund Fee Schedule
Advisory Fee Waiver
(annual rate)
All Funds Up to $2.5 billion 0.1425%
$2.5 billion and up to $5 billion 0.1450%
$5 billion and up to $10 billion 0.1525%
$10 billion and up to $15 billion 0.1575%
$15 billion and up to $25 billion 0.1725%
$25 billion and more 0.1900%
Fund Classes
Amount
(annual rate)
American Funds Asset Allocation Class II 1.03%
American Funds Growth Class II 1.11%

24 - Notes to Financial Statements - June 30, 2022 (Unaudited) - American Funds
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2022, NFM earned an aggregate of $1,915,119 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2022, the Funds' aggregate portion of such costs amounted to $33,520.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Funds at an annual rate of 0.25%.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class II shares of each Fund.
For the six months ended June 30, 2022, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2022, each Fund’s total administrative services fees were as follows:
Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund Class II
American Funds Asset Allocation 0.25%
American Funds Bond 0.25
American Funds Global Growth 0.25
American Funds Growth 0.25
American Funds Growth-Income 0.25
Fund Amount
American Funds Asset Allocation $ 8,785,360
American Funds Bond 4,700,079
American Funds Global Growth 647,991
American Funds Growth 1,678,487
American Funds Growth-Income 4,932,124

American Funds - June 30, 2022 (Unaudited) - Notes to Financial Statements - 25
available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7, 2022.
During the six months ended June 30, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Funds may
participate in an interfund lending program among Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2022, none of the Funds engaged in interfund lending.
Investment Transactions
For the six months ended June 30, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
Risks Associated with Investment in Master Fund
Each Fund concentrates its investment primarily in a single underlying fund. Therefore, each Fund has the same principal risks as the Master Fund in which it invests. Please refer to Note 4 of the Master Fund Semiannual Report, which is included along with this report, for each Master Fund’s principal risks of investments. The relative concentration in a Master Fund also may affect the direct performance of a Fund, positively or negatively, and may have a greater risk of loss.
Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
Fund Purchases
*
Sales
American Funds Asset Allocation $ 718,762,050 $ 346,044,578
American Funds Bond 191,691,353 123,873,832
American Funds Global Growth 73,306,755 23,203,865
American Funds Growth 227,558,787 73,080,380
American Funds Growth-Income 394,122,983 183,301,267
* Purchases include reinvestments of income and realized gain distributions, as applicable.

26 - Notes to Financial Statements - June 30, 2022 (Unaudited) - American Funds
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under the 1940 Act that provides the requirements for determining the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a consistent framework and standard of baseline practices for fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management is currently evaluating the implications of the new rule and the impact on the Funds’
financial statement disclosures and reporting requirements.
A Master Fund does not charge a Fund any sales charge for buying or selling shares. However, a Fund indirectly pay a portion of the operating expenses of the Master Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Master Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Federal Tax Information
As of June 30, 2022, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the United States, European and other credit markets has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global, national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans (within the
United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments.
The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
The Trusts’ credit agreement has been renewed through July 6, 2023. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2022 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund Tax Cost of Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
American Funds Asset Allocation $ 5,502,055,964 $ 818,008,228 $ — $ 818,008,228
American Funds Bond 4,000,388,793 — (409,986,067) (409,986,067)
American Funds Global Growth 437,284,230 10,890,193 — 10,890,193
American Funds Growth 1,237,502,427 — (117,777,614) (117,777,614)
American Funds Growth-Income 3,196,335,120 289,882,001 — 289,882,001

American Funds - June 30, 2022 (Unaudited) - Supplemental Information - 27
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has
designated Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a
Liquidity Risk Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 14, 2022, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

American Funds - June 30, 2022 (Unaudited) - Management Information - 29
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

30 - Management Information - June 30, 2022 (Unaudited) - American Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 130
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 130
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

American Funds - June 30, 2022 (Unaudited) - Management Information - 31
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

32 - Market Index Definitions - June 30, 2022 (Unaudited) - American Funds
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

American Funds - June 30, 2022 (Unaudited) - Market Index Definitions - 33
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

34 - Market Index Definitions - June 30, 2022 (Unaudited) - American Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

American Funds - June 30, 2022 (Unaudited) - Market Index Definitions - 35
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

36 - Market Index Definitions - June 30, 2022 (Unaudited) - American Funds
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-AMF (8-22)

American Funds

Insurance Series®

Semi-annual report

for the six months ended June 30, 2022

Investing in global companies for the long term

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the underlying funds in certain market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for the American Funds Insurance Series for the periods ended June 30, 2022, are shown on the following pages, as well as results of the funds’ benchmarks.

For additional information about the series, its investment results, holdings and portfolio managers, visit capitalgroup.com/afis. You can also access information about

Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors	111	Asset Allocation Fund
2	Results at a glance	141	American Funds Global Balanced
	Investment portfolios		FundSM
		156	The Bond Fund of America®
28	Global Growth Fund
		183	Capital World Bond Fund®
33	Global Small Capitalization Fund
		202	American High-Income Trust®
41	Growth Fund
		221	American Funds Mortgage Fund®
48	International Fund
		227	Ultra-Short Bond Fund
53	New World Fund®
		229	U.S. Government Securities Fund®
67	Washington Mutual Investors FundSM
		237	Managed Risk Growth Fund
72	Capital World Growth and Income
		239	Managed Risk International Fund
Fund®

81	Growth-Income Fund	241	Managed Risk Washington Mutual
Investors Fund
87	International Growth and Income
		243	Managed Risk Growth-Income Fund
Fund

94	Capital Income Builder®	245	Managed Risk Asset Allocation Fund

		247	Financial statements

American Funds Insurance Series    1

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Results at a glance

For periods ended June 30, 2022, with all distributions reinvested

	Inception	Cumulative total returns		Average annual total returns
Class 1 shares	date	6 months	1 year	5 years	10 years	Lifetime

Global Growth Fund	4/30/97	–27.84%	–24.63%	8.62%	11.25%	9.58%
MSCI All Country World Index (ACWI)1		–20.18	–15.75	7.00	8.76	6.21
Global Small Capitalization Fund	4/30/98	–31.99	–34.36	4.59	7.86	8.41
MSCI All Country World Small Cap Index1		–22.27	–21.82	4.68	8.33	7.20
Growth Fund	2/8/84	–29.80	–24.04	13.89	14.92	12.82
S&P 500 Index2		–19.96	–10.62	11.31	12.96	11.24
International Fund	5/1/90	–22.53	–26.93	0.91	5.20	7.10
MSCI All Country World Index (ACWI) ex USA1		–18.42	–19.42	2.50	4.83	5.28
New World Fund	6/17/99	–23.72	–27.22	4.65	5.53	7.50
MSCI All Country World Index (ACWI)1		–20.18	–15.75	7.00	8.76	5.01
Washington Mutual Investors Fund	7/5/01	–12.88	–3.07	8.48	11.55	6.88
S&P 500 Index2		–19.96	–10.62	11.31	12.96	7.63
Capital World Growth and Income Fund	5/1/06	–21.20	–17.65	5.31	8.66	6.28
MSCI All Country World Index (ACWI)1		–20.18	–15.75	7.00	8.76	5.63
Growth-Income Fund	2/8/84	–19.68	–12.58	9.59	12.27	11.05
S&P 500 Index2		–19.96	–10.62	11.31	12.96	11.24
International Growth and Income Fund	11/18/08	–19.00	–20.17	1.55	4.33	6.80
MSCI All Country World Index (ACWI) ex USA1		–18.42	–19.42	2.50	4.83	6.78
Capital Income Builder	5/1/14	–9.64	–5.14	4.68	—	4.22
70%/30% MSCI ACWI/Bloomberg U.S.
Aggregate Index3		–17.26	–13.99	5.41	—	5.25
MSCI All Country World Index (ACWI)1		–20.18	–15.75	7.00	—	6.55
Bloomberg U.S. Aggregate Index4		–10.35	–10.29	0.88	—	1.56
Asset Allocation Fund	8/1/89	–15.78	–11.82	6.50	8.86	8.25
60%/40% S&P 500 Index/Bloomberg
U.S. Aggregate Index5		–16.11	–10.24	7.37	8.50	8.28
S&P 500 Index2		–19.96	–10.62	11.31	12.96	9.84
Bloomberg U.S. Aggregate Index4		–10.35	–10.29	0.88	1.54	5.28
American Funds Global Balanced Fund	5/2/11	–16.31	–12.41	4.74	6.04	5.25
60%/40% MSCI ACWI/Bloomberg
Global Aggregate Index6		–17.66	–15.41	4.18	5.41	4.37
MSCI All Country World Index (ACWI)1		–20.18	–15.75	7.00	8.76	6.78
Bloomberg Global Aggregate Index4		–13.91	–15.25	–0.55	0.11	0.32
The Bond Fund of America	1/2/96	–9.96	–9.48	1.79	2.12	4.22
Bloomberg U.S. Aggregate Index4		–10.35	–10.29	0.88	1.54	4.37
Capital World Bond Fund	10/4/06	–16.05	–17.37	–0.82	0.25	2.58
Bloomberg Global Aggregate Index4		–13.91	–15.25	–0.55	0.11	2.29
American High-Income Trust	2/8/84	–12.42	–10.67	3.13	4.46	8.17
Bloomberg U.S. Corporate High
Yield 2% Issuer Capped Index4		–14.19	–12.82	2.09	4.47	N/A
American Funds Mortgage Fund	5/2/11	–6.77	–6.54	1.03	1.60	2.02
Bloomberg U.S. Mortgage Backed
Securities Index4		–8.78	–9.03	0.36	1.18	1.60
Ultra-Short Bond Fund	2/8/84	0.09	–0.09	0.79	0.35	3.17
Bloomberg Short–Term
Government/Corporate Index4		–0.37	–0.37	1.25	0.84	N/A
U.S. Government Securities Fund	12/2/85	–7.08	–6.27	1.66	1.64	5.36
Bloomberg U.S. Government/
Mortgage-Backed Securities Index4		–8.93	–8.91	0.62	1.10	5.63

2    American Funds Insurance Series

	Inception	Cumulative total returns		Average annual total returns

Class P1 shares	date	6 months	1 year	5 years	Lifetime

Managed Risk Growth Fund	5/1/13	–22.20%	–18.21%	9.47%	8.95%
S&P 500 Managed Risk Index —
Moderate Aggressive7		–13.90	–6.01	7.36	8.28
Managed Risk International Fund	5/1/13	–15.68	–21.14	–0.41	0.86
S&P EPAC Ex. Korea LargeMidCap Managed
Risk Index — Moderate Aggressive7		–14.46	–12.88	1.43	1.89
Managed Risk Washington Mutual Investors Fund	5/1/13	–9.45	–2.50	4.16	5.71
S&P 500 Managed Risk Index — Moderate7		–13.22	–6.26	6.66	7.51
Managed Risk Growth-Income Fund	5/1/13	–15.87	–10.85	6.66	7.19
S&P 500 Managed Risk Index — Moderate 7		–13.22	–6.26	6.66	7.51
Managed Risk Asset Allocation Fund	9/28/12	–14.40	–11.09	4.34	6.16
S&P 500 Managed Risk Index —
Moderate Conservative7		–12.74	–6.70	5.97	7.15

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/ or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for Global Growth Fund, Global Small Capitalization Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, International Growth and Income Fund, Capital Income Builder, American Funds Global Balanced Fund, The Bond Fund of America, Capital World Bond Fund, American High- Income Trust, American Funds Mortgage Fund, U.S. Government Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The waivers will be in effect through at least May 1, 2023. The waivers may only be modified or terminated with the approval of the series’ board. Visit capitalgroup.com/afis for more information.

1Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions. MSCI All Country World Index is a free float- adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes.

2Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

3Sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.

4Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market. Bloomberg Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. Bloomberg U.S. Government/Mortgage-Backed Securities Index covers obligations issued by the U.S. Treasury and U.S. government agencies. Bloomberg Short-Term Government/Corporate Index consists of investment-grade, fixed rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector.

5Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 with the Bloomberg U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.

6Sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

7Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

American Funds Insurance Series    3

About the series

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information.

The investment adviser is currently waiving a portion of its management fee for Global Growth Fund, Global Small Capitalization Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, International Growth and Income Fund, Capital Income Builder, American Funds Global Balanced Fund, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund and U.S. Government Securities Fund. The waivers will be in effect through at least May 1, 2023. The waivers may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of each fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund. The waivers and reimbursement will be in effect through at least May 1, 2023, unless modified or terminated by the series’ board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursement. The waivers may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers and reimbursement, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk Washington Mutual Investors Fund pursues its objective by investing in shares of American Funds Insurance Series – Washington Mutual Investors FundSM and American Funds Insurance Series – U.S. Government Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series

–The Bond Fund of AmericaSM. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation FundSM. The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

4    American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2022*
a $1,000 investment					Lifetime	Gross	Net
	6 months	1 year	5 years	10 years (since April 30, 1997)		expense ratio	expense ratio

Class 1	-27.84%	-24.63%	8.62%	11.25%	9.58%	0.53%	0.42%
Class 1A	-27.91	-24.79	8.36	10.99	9.31	0.78	0.67
Class 2	-27.91	-24.80	8.36	10.98	9.30	0.78	0.67
Class 4	-27.99	-24.98	8.08	10.75	9.05	1.03	0.92

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s
assets were
invested as of		The Americas 50.2%
June 30, 2022	Europe 23.9%

Asia/Pacific Basin 16.4%

Short-term securities & other assets less liabilities 9.5%

American Funds Insurance Series    5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2022*
a $1,000 investment					Lifetime	Gross	Net
	6 months	1 year	5 years	10 years (since April 30, 1998)		expense ratio	expense ratio

Class 1	–31.99%	–34.36%	4.59%	7.86%	8.41%	0.70%	0.65%
Class 1A	–32.05	–34.50	4.34	7.60	8.14	0.95	0.90
Class 2	–32.09	–34.53	4.33	7.59	8.14	0.95	0.90
Class 4	–32.13	–34.66	4.07	7.33	7.87	1.20	1.15

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022

Asia/Pacific Basin 26.2%

Europe 19.4%

Percent of net assets

The Americas 43.7%

Short-term securities

&other assets less liabilities 9.9%

6    American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2022*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years (since February 8, 1984)		ratio

Class 1	–29.80%	–24.04%	13.89%	14.92%	12.82%	0.35%
Class 1A	–29.89	–24.24	13.61	14.64	12.54	0.60
Class 2	–29.90	–24.24	13.61	14.63	12.54	0.60
Class 3	–29.88	–24.19	13.69	14.71	12.62	0.53
Class 4	–29.98	–24.43	13.32	14.36	12.26	0.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s

assets were

invested as of Consumer discretionary 18.9%

June 30, 2022

Health care 15.5%	Information technology 20.5%

Communication services 14.9%

Other sectors 16.5%

Industrials 8.2%

Short-term securities

& other assets
Other securities .2%	less liabilities 5.3%

American Funds Insurance Series    7

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2022*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years	(since May 1, 1990)	ratio

Class 1	–22.53%	–26.93%	0.91%	5.20%	7.10%	0.54%
Class 1A	–22.66	–27.15	0.66	4.94	6.83	0.79
Class 2	–22.63	–27.14	0.66	4.94	6.83	0.79
Class 3	–22.64	–27.12	0.72	5.01	6.91	0.72
Class 4	–22.78	–27.36	0.40	4.69	6.57	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022

Europe 28.3%

The Americas 13.0%

Other regions 1.1%

Percent of net assets

Asia/Pacific Basin 44.1%

Short-term securities

&other assets less liabilities 13.5%

8    American Funds Insurance Series

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2022*
a $1,000 investment					Lifetime	Gross	Net
	6 months	1 year	5 years	10 years	(since June 17, 1999) expense ratio		expense ratio

Class 1	–23.72%	–27.22%	4.65%	5.53%	7.50%	0.64%	0.57%
Class 1A	–23.82	–27.39	4.39	5.27	7.24	0.89	0.82
Class 2	–23.84	–27.41	4.39	5.26	7.24	0.89	0.82
Class 4	–23.89	–27.56	4.13	5.02	6.97	1.14	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022

The Americas 34.6%

Europe 16.8%

Other regions 2.3%

Percent of net assets

Asia/Pacific Basin 36.2%

Short-term securities

&other assets less liabilities 10.1%

American Funds Insurance Series    9

Washington Mutual Investors FundSM

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2022†
a $1,000 investment					Lifetime	Gross	Net
	6 months	1 year	5 years	10 years (since May 1, 2006)		expense ratio	expense ratio

Class 1	–12.88%	–3.07%	8.48%	11.55%	6.88%	0.41%	0.27%
Class 1A	–12.98	–3.37	8.21	11.28	6.62	0.66	0.52
Class 2	–13.01	–3.37	8.19	11.26	6.61	0.66	0.52
Class 4	–13.13	–3.58	7.93	11.05	6.37	0.91	0.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

†Periods greater than one year are annualized.

Where the fund’s
assets were
invested as of	Information technology 17.5%
June 30, 2022

	Financials	15.1%

	Industrials	10.1%

	Communication services 6.2%
	Other securities .7%

Percent of net assets

Health care 21.5%

Other sectors 24.6%

Short-term securities

&other assets less liabilities 4.3%

10    American Funds Insurance Series

Capital World Growth and Income Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2022*
a $1,000 investment					Lifetime	Gross	Net
	6 months	1 year	5 years	10 years (since May 1, 2006)		expense ratio	expense ratio

Class 1	–21.20%	–17.65%	5.31%	8.66%	6.28%	0.53%	0.42%
Class 1A	–21.28	–17.87	5.05	8.41	6.02	0.78	0.67
Class 2	–21.30	–17.87	5.05	8.40	6.01	0.78	0.67
Class 4	–21.40	–18.07	4.79	8.14	5.76	1.03	0.92

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022

Europe 22.9%

Percent of net assets

The Americas 54.6%

Asia/Pacific Basin 17.7%

Short-term securities & other assets less liabilities 4.8%

American Funds Insurance Series    11

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2022*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years (since February 8, 1984)		ratio

Class 1	–19.68%	–12.58%	9.59%	12.27%	11.05%	0.29%
Class 1A	–19.78	–12.78	9.32	12.00	10.77	0.54
Class 2	–19.79	–12.79	9.32	11.98	10.77	0.54
Class 3	–19.75	–12.72	9.39	12.06	10.85	0.47
Class 4	–19.88	–13.00	9.04	11.72	10.50	0.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were

June 30, 2022

Industrials 12.2%

Other sectors 26.8%

Communication services 9.5%

Financials 9.3%		Short-term securities

		& other assets
Other securities	1.2%	less liabilities 8.2%

12    American Funds Insurance Series

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2022*
a $1,000 investment					Lifetime	Gross	Net
	6 months	1 year	5 years	10 years (since November 18, 2008) expense ratio			expense ratio

Class 1	–19.00%	–20.17%	1.55%	4.33%	6.80%	0.54%	0.53%
Class 1A	–19.14	–20.42	1.29	4.08	6.54	0.79	0.78
Class 2	–19.16	–20.41	1.27	4.06	6.53	0.79	0.78
Class 4	–19.24	–20.59	1.03	3.84	6.29	1.04	1.03

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022

Asia/Pacific Basin 27.3%

The Americas 13.5%

Other regions .2%

Percent of net assets

Europe 50.9%

Short-term securities

&other assets less liabilities 8.1%

American Funds Insurance Series    13

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2022*
a $1,000 investment				Lifetime	Gross	Net
	6 months	1 year	5 years (since May 1, 2014)		expense ratio	expense ratio

Class 1	–9.64%	–5.14%	4.68%	4.22%	0.41%	0.27%
Class 1A	–9.68	–5.38	4.43	3.97	0.66	0.52
Class 2	–9.67	–5.37	4.43	4.05	0.66	0.52
Class 4	–9.81	–5.62	4.17	3.71	0.91	0.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022

Europe 17.6%

Asia/Pacific Basin 7.9%

Other regions .1%

Percent of net assets

The Americas 68.8%

Short-term securities

&other assets less liabilities 5.6%

14    American Funds Insurance Series
Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2022*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years (since August 1,1989)		ratio

Class 1	–15.78%	–11.82%	6.50%	8.86%	8.25%	0.30%
Class 1A	–15.88	–12.03	6.24	8.60	7.99	0.55
Class 2	–15.91	–12.06	6.23	8.58	7.98	0.55
Class 3	–15.89	–12.01	6.30	8.66	8.06	0.48
Class 4	–16.01	–12.29	5.96	8.36	7.73	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022

U.S. Treasury bonds & notes 8.0%

Mortgage-backed obligations 6.7%

Corporate bonds, notes & loans 6.0%

Investment funds 5.6%

Asset-backed obligations 1.5%

Other bonds & notes .3%

Convertible stocks .2%

Percent of net assets

Common stocks 66.9%

Short-term securities

&other assets less liabilities 4.8%

American Funds Insurance Series    15

American Funds Global Balanced FundSM

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2022*
a $1,000 investment					Lifetime	Gross	Net
	6 months	1 year	5 years	10 years (since May 2, 2011)		expense ratio	expense ratio

Class 1	–16.31%	–12.41%	4.74%	6.04%	5.25%	0.52%	0.51%
Class 1A	–16.48	–12.65	4.48	5.79	5.01	0.77	0.76
Class 2	–16.41	–12.61	4.47	5.78	4.99	0.77	0.76
Class 4	–16.53	–12.87	4.20	5.63	4.83	1.02	1.01

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s
assets were		Common stocks of issuers
invested as of

outside the U.S. 28.0%
June 30, 2022

U.S. Treasury bonds & notes 14.5%

U.S. common stocks 30.0%

Bonds & notes of governments

&government agencies outside the U.S. 14.1%

Corporate bonds, notes & loans 5.4%		Short-term securities

		& other assets

Mortgage-backed obligations 2.4%		less liabilities 4.7%

Asset-backed obligations .4%

Preferred securities	.4%

Convertible stocks	.1%

16    American Funds Insurance Series

The Bond Fund of America®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2022*
a $1,000 investment					Lifetime	Gross	Net
	6 months	1 year	5 years	10 years (since January 2, 1996) expense ratio			expense ratio

Class 1	–9.96%	–9.48%	1.79%	2.12%	4.22%	0.39%	0.20%
Class 1A	–10.09	–9.70	1.55	1.87	3.97	0.64	0.45
Class 2	–10.14	–9.68	1.54	1.86	3.96	0.64	0.45
Class 4	–10.22	–9.92	1.28	1.62	3.71	0.89	0.70

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were

invested as ofCorporate bonds, notes & loans 33.6%

June 30, 2022

U.S. Treasury bonds & notes 34.4%

Mortgage-backed obligations 22.3%

Asset-backed obligations 4.4%	Short-term securities
& other assets
Municipals 1.6%	less liabilities 2.3%

Bonds & notes of governments & government agencies outside the U.S. 1.3%

Federal agency bonds & notes .1%

American Funds Insurance Series    17

Capital World Bond Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2022*
a $1,000 investment					Lifetime	Gross
	6 months	1 year	5 years	10 years	(since October 4, 2006) expense ratio

Class 1	–16.05%	–17.37%	–0.82%	0.25%	2.58%	0.50%
Class 1A	–16.22	–17.63	–1.05	0.01	2.34	0.75
Class 2	–16.21	–17.65	–1.06	–0.01	2.32	0.75
Class 4	–16.26	–17.79	–1.31	–0.21	2.10	1.00

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s
assets were
invested as of
June 30, 2022	U.S. Treasury bonds & notes 24.2%
Bonds & notes of governments

& government agencies
	Corporate bonds, notes & loans 23.4%	outside the U.S. 42.3%

Short-term securities

Mortgage-backed obligations 5.9%

& other assets

	Other bonds & notes .2%	less liabilities 4.0%

18    American Funds Insurance Series

American High-Income Trust®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2022*
a $1,000 investment					Lifetime	Gross	Net
	6 months	1 year	5 years	10 years	(since February 8, 1984)	expense ratio	expense ratio

Class 1	–12.42%	–10.67%	3.13%	4.46%	8.17%	0.44%	0.30%
Class 1A	–12.60	–11.01	2.85	4.20	7.90	0.69	0.55
Class 2	–12.52	–10.94	2.87	4.19	7.90	0.69	0.55
Class 3	–12.58	–10.91	2.93	4.25	7.97	0.62	0.48
Class 4	–12.68	–11.12	2.61	3.98	7.64	0.94	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

Equity securities 5.1%

Convertible securities .2%

Corporate bonds, notes & loans 90.3%

Short-term securities & other assets less liabilities 4.4%

American Funds Insurance Series    19

American Funds Mortgage Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2022*
a $1,000 investment					Lifetime	Gross	Net
	6 months	1 year	5 years	10 years (since May 2, 2011)		expense ratio	expense ratio

Class 1	–6.77%	–6.54%	1.03%	1.60%	2.02%	0.37%	0.25%
Class 1A	–6.94	–6.82	0.78	1.35	1.77	0.62	0.50
Class 2	–6.93	–6.81	0.77	1.34	1.76	0.62	0.50
Class 4	–7.05	–7.09	0.52	1.14	1.56	0.87	0.75

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

U.S. Treasury bonds & notes 15.3%

Asset-backed obligations 4.3%

Other bonds & notes .8%

Mortgage-backed obligations 74.2%

Short-term securities & other assets less liabilities 5.4%

20    American Funds Insurance Series

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2022*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years (since February 8, 1984)		ratio

	Class 1	0.09%	–0.09%	0.79%	0.35%	3.17%	0.31%
	Class 1A	0.00	–0.09	0.79	0.24	2.95	0.56
	Class 2	–0.09	–0.36	0.54	0.09	2.92	0.56
	Class 3	–0.09	–0.27	0.61	0.16	2.99	0.49
	Class 4	–0.18	–0.54	0.30	–0.08	2.68	0.81
	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment
	results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis
	for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to
	the Financial Highlights table in this report for details.
	*Periods greater than one year are annualized.
						Percent of net assets

Where the fund’s	Commercial paper						69.4%
assets were	Federal agency bills & notes						17.6
invested as of	U.S. Treasury bills						11.2
June 30, 2022	Other assets less liabilities						1.8

	Total						100.0%

American Funds Insurance Series    21

U.S. Government Securities Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2022*
a $1,000 investment					Lifetime	Gross	Net
	6 months	1 year	5 years	10 years (since December 2, 1985) expense ratio			expense ratio

Class 1	–7.08%	–6.27%	1.66%	1.64%	5.36%	0.34%	0.22%
Class 1A	–7.15	–6.43	1.42	1.41	5.11	0.59	0.47
Class 2	–7.21	–6.51	1.41	1.38	5.10	0.59	0.47
Class 3	–7.18	–6.43	1.48	1.46	5.17	0.52	0.40
Class 4	–7.35	–6.68	1.15	1.18	4.85	0.84	0.72

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

U.S. Treasury bonds & notes 37.2%

Federal agency bonds & notes 7.5%	Mortgage-backed obligations 46.4%

Short-term securities

& other assets
less liabilities 8.9%

22    American Funds Insurance Series

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2022*
a $1,000 investment				Lifetime	Gross	Net
	6 months	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

Class P1	–22.20%	–18.21%	9.47%	8.95%	0.74%	0.69%
Class P2	–22.32	–18.44	9.21	8.64	0.99	0.94

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022.

*Periods greater than one year are annualized.

American Funds Insurance Series    23

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2022*
a $1,000 investment				Lifetime	Gross	Net
	6 months	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

Class P1	–15.68%	–21.14%	–0.41%	0.86%	0.93%	0.85%
Class P2	–15.83	–21.38	–0.73	0.50	1.18	1.10

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver and reimbursement, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022.

*Periods greater than one year are annualized.

24    American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2022*
a $1,000 investment				Lifetime	Gross	Net
	6 months	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

Class P1	–9.45%	–2.50%	4.16%	5.71%	0.69%	0.64%
Class P2	–9.56	–2.81	3.84	5.36	0.94	0.89

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022.

*Periods greater than one year are annualized.

American Funds Insurance Series    25

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2022*
a $1,000 investment				Lifetime	Gross	Net
	6 months	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

Class P1	–15.87%	–10.85%	6.66%	7.19%	0.68%	0.63%
Class P2	–16.01	–11.15	6.36	6.88	0.93	0.88

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022.

*Periods greater than one year are annualized.

26    American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2022*
a $1,000 investment				Lifetime	Gross	Net
	6 months	1 year	5 years (since September 28, 2012)		expense ratio	expense ratio

Class P1	–14.40%	–11.09%	4.34%	6.16%	0.70%	0.65%
Class P2	–14.50	–11.31	4.08	5.90	0.95	0.90

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022.

*Periods greater than one year are annualized.

American Funds Insurance Series    27

Global Growth Fund

Investment portfolio June 30, 2022			unaudited
Common stocks 89.00%			Value
		Shares	(000)

Information	Microsoft Corp.	1,862,700	$ 478,396
technology	Taiwan Semiconductor Manufacturing Company, Ltd.	20,131,000	322,275
24.63%	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	140,000	11,445
	ASML Holding NV	458,318	218,942
	ASML Holding NV (New York registered) (ADR)	234,500	111,594
	Adyen NV1	64,475	93,782
	Applied Materials, Inc.	875,000	79,608
	Broadcom, Inc.	125,300	60,872
	Fiserv, Inc.1	497,600	44,272
	MongoDB, Inc., Class A1	139,000	36,071
	Samsung Electronics Co., Ltd.	785,100	34,466
	Apple, Inc.	229,880	31,429
	Hexagon AB, Class B	2,920,500	30,333
	NVIDIA Corp.	167,500	25,391
	Keyence Corp.	69,400	23,723
	EPAM Systems, Inc.1	72,800	21,460
	Mastercard, Inc., Class A	53,300	16,815
	Capgemini SE	85,000	14,560
	Visa, Inc., Class A	70,197	13,821
	DocuSign, Inc.1	180,000	10,328
	Network International Holdings PLC1	3,731,800	8,577
	Shopify, Inc., Class A, subordinate voting shares1	140,000	4,374
			1,692,534

Health care	UnitedHealth Group, Inc.	320,450	164,593
16.62%	Pfizer, Inc.	1,884,219	98,790
	AstraZeneca PLC	748,300	98,378
	ResMed, Inc.	378,000	79,240
	DexCom, Inc.1	1,012,000	75,424
	Cigna Corp.	259,119	68,283
	Merck & Co., Inc.	620,000	56,525
	Regeneron Pharmaceuticals, Inc.1	95,036	56,179
	Eli Lilly and Company	136,600	44,290
	Mettler-Toledo International, Inc.1	34,600	39,747
	CVS Health Corp.	371,000	34,377
	Novo Nordisk A/S, Class B	280,400	31,100
	Elevance Health, Inc.	53,100	25,625
	NovoCure, Ltd.1	340,000	23,630
	Tandem Diabetes Care, Inc.1	379,084	22,438
	Bayer AG	363,860	21,628
	Danaher Corp.	82,100	20,814
	Catalent, Inc.1	166,200	17,832
	Zoetis, Inc., Class A	98,300	16,897
	Eurofins Scientific SE, non-registered shares	182,400	14,351
	Novartis AG	165,600	14,025
	Virbac SA	36,000	14,015
	Sanofi	135,000	13,630
	Olympus Corp.	665,800	13,379
	Vertex Pharmaceuticals, Inc.1	43,700	12,314
	Dechra Pharmaceuticals PLC	267,600	11,264
	Alnylam Pharmaceuticals, Inc.1	68,000	9,918
	Thermo Fisher Scientific, Inc.	17,472	9,492
	Siemens Healthineers AG	178,000	9,045
	Genus PLC	270,000	8,243
	Bachem Holding AG, Class B	101,500	7,054
	Rede D’Or Sao Luiz SA	1,073,663	5,945
	Organon & Co.	62,000	2,092
	Viatris, Inc.	110,678	1,159
	EUROAPI1	5,869	93
			1,141,809

28    American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer	Chipotle Mexican Grill, Inc.1	141,600	$ 185,108
discretionary	Amazon.com, Inc.1	1,436,000	152,517
14.76%	LVMH Moët Hennessy-Louis Vuitton SE	210,400	128,258
	Floor & Decor Holdings, Inc., Class A1	914,698	57,589
	Domino’s Pizza, Inc.	138,400	53,936
	Prosus NV, Class N	760,993	49,827
	Renault SA1	1,688,781	42,102
	NIKE, Inc., Class B	370,600	37,875
	Cie. Financière Richemont SA, Class A	291,500	31,039
	MGM China Holdings, Ltd.1	54,589,200	30,958
	Home Depot, Inc.	92,275	25,308
	Domino’s Pizza Enterprises, Ltd.	430,000	20,183
	YUM! Brands, Inc.	166,000	18,843
	Coupang, Inc., Class A1	1,392,204	17,751
	Booking Holdings, Inc.1	9,900	17,315
	XPeng, Inc., Class A1,2	979,200	15,773
	Wynn Macau, Ltd.1	21,430,000	14,556
	EssilorLuxottica	95,943	14,368
	IDP Education, Ltd.	871,300	14,326
	MercadoLibre, Inc.1	21,200	13,502
	Stellantis NV	1,038,800	12,826
	Evolution AB	140,000	12,729
	Dollar Tree Stores, Inc.1	75,200	11,720
	Entain PLC1	665,250	10,082
	Moncler SpA	217,370	9,324
	Melco Resorts & Entertainment, Ltd. (ADR)1	1,559,600	8,968
	Tesla, Inc.1	10,768	7,251
			1,014,034

Consumer staples	British American Tobacco PLC	3,329,455	142,643
8.76%	Kweichow Moutai Co., Ltd., Class A	388,821	118,779
	Philip Morris International, Inc.	919,500	90,791
	Keurig Dr Pepper, Inc.	1,624,000	57,473
	Nestlé SA	481,100	56,161
	Altria Group, Inc.	1,248,500	52,150
	Monster Beverage Corp.1	350,920	32,530
	Costco Wholesale Corp.	39,170	18,773
	Carrefour SA, non-registered shares	842,900	14,915
	Simply Good Foods Co., Class A1	263,800	9,964
	Bunge, Ltd.	85,000	7,709

			601,888

Financials	Tradeweb Markets, Inc., Class A	1,634,960	111,586
8.62%	AIA Group, Ltd.	10,109,600	109,576
	Kotak Mahindra Bank, Ltd.	2,915,200	61,318
	AXA SA	1,692,893	38,426
	Aon PLC, Class A	101,000	27,238
	JPMorgan Chase & Co.	209,800	23,625
	Citigroup, Inc.	497,600	22,885
	Société Générale	1,011,450	22,142
	Ping An Insurance (Group) Company of China, Ltd., Class H	3,254,000	22,124
	Prudential PLC	1,773,082	21,929
	Zurich Insurance Group AG	42,200	18,354
	CME Group, Inc., Class A	80,000	16,376
	HDFC Life Insurance Company, Ltd.	2,289,515	15,945
	Banco Santander, SA	5,334,500	15,027
	Wells Fargo & Company	377,200	14,775
	FinecoBank SpA	893,000	10,687
	Macquarie Group, Ltd.	91,100	10,345
	DBS Group Holdings, Ltd.	483,600	10,331

American Funds Insurance Series    29

Global Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	Bank of America Corp.	320,200	$ 9,968
(continued)	AU Small Finance Bank, Ltd.	1,071,462	8,028
	Jackson Financial, Inc., Class A	44,327	1,186
	Moscow Exchange MICEX-RTS PJSC1,3,4	12,640,000	—5
			591,871

Communication	Alphabet, Inc., Class A1	76,350	166,386
services	Alphabet, Inc., Class C1	39,000	85,311
4.71%	Meta Platforms, Inc., Class A1	240,900	38,845
	Tencent Holdings, Ltd.	297,100	13,418
	Publicis Groupe SA	273,000	13,349
	Sea, Ltd., Class A (ADR)1	95,851	6,409
			323,718

Industrials	Caterpillar, Inc.	231,600	41,401
4.69%	MTU Aero Engines AG	167,000	30,399
	Alliance Global Group, Inc.	156,400,700	25,031
	DSV A/S	171,230	23,913
	Airbus SE, non-registered shares	245,400	23,775
	GT Capital Holdings, Inc.	2,454,611	21,830
	NIBE Industrier AB, Class B	2,328,700	17,483
	Safran SA	156,300	15,431
	L3Harris Technologies, Inc.	62,600	15,130
	Suzhou Maxwell Technologies Co., Ltd., Class A	194,970	14,297
	Carrier Global Corp.	370,900	13,226
	Canadian Pacific Railway, Ltd. (CAD denominated)	183,000	12,782
	Daikin Industries, Ltd.	74,600	11,959
	Techtronic Industries Co., Ltd.	1,070,000	11,161
	SMC Corp.	22,500	10,028
	General Electric Co.	157,500	10,028
	Nidec Corp.	143,000	8,832
	BayCurrent Consulting, Inc.	32,100	8,541
	Boeing Company1	51,300	7,014
			322,261

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	1,168,000	62,765
3.06%	Reliance Industries, Ltd.1	1,601,273	52,630
	Tourmaline Oil Corp.	707,000	36,762
	Aker BP ASA2	599,979	20,838
	Equinor ASA	592,000	20,588
	Gaztransport & Technigaz SA	75,000	9,392
	Halliburton Company	235,128	7,374
	Gazprom PJSC (ADR)3,4	4,173,000	—5
	LUKOIL Oil Co. PJSC (ADR)3,4	246,300	—5
			210,349

Materials	Sherwin-Williams Company	445,000	99,640
2.63%	Vale SA, ordinary nominative shares	1,397,000	20,437
	Linde PLC	48,000	13,801
	Koninklijke DSM NV	93,100	13,376
	Shin-Etsu Chemical Co., Ltd.	113,500	12,799
	Corteva, Inc.	201,300	10,898
	First Quantum Minerals, Ltd.	507,000	9,619

			180,570

30    American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Real estate	Country Garden Services Holdings Co., Ltd.	3,058,700	$13,623
0.38%	Goodman Logistics (HK), Ltd. REIT	1,027,500	12,653

			26,276

Utilities	Brookfield Infrastructure Partners LP	247,500	9,456
0.14%	Total common stocks (cost: $4,373,649,000)
			6,114,766

Preferred securities 1.51%

Health care	Sartorius AG, nonvoting non-registered preferred shares2	239,000	83,504
1.21%

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	512,300	20,517
technology	Total preferred securities (cost: $27,546,000)
			104,021
0.30%

Short-term securities 9.46%

Money market investments 9.19%

	Capital Group Central Cash Fund 1.38%6,7	6,318,224	631,696

Money market investments purchased with collateral from securities on loan 0.27%

	Capital Group Central Cash Fund 1.38%6,7,8	52,186	5,217
	Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%6,8	2,754,831	2,755
	BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%6,8	2,608,796	2,609
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 1.38%6,8	2,608,796	2,609
	Morgan Stanley Institutional Liquidity Funds – Government Portfolio,
	Institutional Class 1.38%6,8	2,608,796	2,609
	State Street Institutional U.S. Government Money Market Fund,
	Institutional Class 1.40%6,8	2,608,796	2,609
			18,408
	Total short-term securities (cost: $650,218,000)
			650,104
	Total investment securities 99.97% (cost: $5,051,413,000)
			6,868,891
	Other assets less liabilities 0.03%		1,855
	Net assets 100.00%
			$6,870,746

American Funds Insurance Series    31

Global Growth Fund (continued)

Investments in affiliates7

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2022	Additions	Reductions	loss	depreciation	6/30/2022	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 9.27%
Money market investments 9.19%
Capital Group Central Cash Fund 1.38%6	$376,714	$1,043,895	$788,734	$(20)	$(159)	$631,696	$1,427
Money market investments purchased with collateral
from securities on loan 0.08%
Capital Group Central Cash Fund 1.38%6,8	1,808	3,4099				5,217	—10
Total short-term securities						636,913
Total 9.27%
				$(20)	$(159)	$636,913	$1,427

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $27,348,000, which represented .40% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was less than $1,000, which represented less than .01% of the net assets of the fund.

4Value determined using significant unobservable inputs.

5Amount less than one thousand.

6Rate represents the seven-day yield at 6/30/2022.

7Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

8Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

9Represents net activity. Refer to Note 5 for more information on securities lending.

10Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

32    American Funds Insurance Series

Global Small Capitalization Fund

Investment portfolio June 30, 2022			unaudited
Common stocks 88.73%			Value
		Shares	(000)

Information	Wolfspeed, Inc.1	800,681	$50,803
technology	PAR Technology Corp.1,2	837,615	31,402
20.36%	Ceridian HCM Holding, Inc.1	629,935	29,657
	Confluent, Inc., Class A1	1,124,085	26,124
	eMemory Technology, Inc.3	734,430	25,309
	Net One Systems Co., Ltd.	908,156	20,080
	Nordic Semiconductor ASA1	1,217,741	18,891
	Tanla Platforms, Ltd.	1,477,291	18,793
	Kingdee International Software Group Co., Ltd.1	7,337,224	17,205
	AvidXchange Holdings, Inc.1,2	2,786,637	17,110
	Marqeta, Inc., Class A1	2,071,598	16,801
	Qorvo, Inc.1	169,518	15,989
	SUMCO Corp.2	1,146,200	14,860
	Euronet Worldwide, Inc.1	144,187	14,504
	ALTEN SA, non-registered shares	124,108	13,500
	Silicon Laboratories, Inc.1	95,000	13,321
	Pegasystems, Inc.	263,141	12,589
	Gitlab, Inc., Class A1,2	213,816	11,362
	OVH Groupe SAS1,2	590,318	10,702
	Avalara, Inc.1	149,119	10,528
	Truecaller AB, Class B1,2	2,177,076	10,441
	Silergy Corp.	128,330	10,337
	SimCorp AS	139,192	10,104
	SINBON Electronics Co., Ltd.	1,142,550	9,760
	Keywords Studios PLC	344,606	9,204
	MACOM Technology Solutions Holdings, Inc.1	190,000	8,759
	SHIFT, Inc.1	59,200	7,705
	Extreme Networks, Inc.1	828,378	7,389
	Aspen Technology, Inc.1	36,561	6,716
	Linklogis, Inc., Class B1	6,753,115	6,678
	Credo Technology Group Holding, Ltd.1,2	555,400	6,487
	MongoDB, Inc., Class A1	23,300	6,046
	CCC Intelligent Solutions Holdings, Inc.1,2	644,074	5,926
	Expensify, Inc., Class A1,2	331,464	5,897
	INFICON Holding AG	7,397	5,827
	Kingboard Laminates Holdings, Ltd.	4,498,000	5,549
	Rapid7, Inc.1	82,650	5,521
	Unimicron Technology Corp.	1,016,007	5,416
	Cognex Corp.	116,600	4,958
	Smartsheet, Inc., Class A1	157,100	4,938
	Bentley Systems, Inc., Class B	142,373	4,741
	GlobalWafers Co., Ltd.	311,000	4,738
	AppFolio, Inc., Class A1	51,790	4,694
	SentinelOne, Inc., Class A1,2	186,212	4,344
	BE Semiconductor Industries NV	87,146	4,189
	Olo, Inc., Class A1,2	408,110	4,028
	HashiCorp, Inc., Class A1,2	134,900	3,971
	Network International Holdings PLC1	1,713,100	3,937
	Digital Turbine, Inc.1	215,000	3,756
	Softcat PLC	222,430	3,566
	Globant SA1	17,730	3,085
	StoneCo, Ltd., Class A1	386,700	2,978
	Semtech Corp.1	50,000	2,749
	Kingboard Holdings, Ltd.	710,000	2,687
	SiteMinder, Ltd.1	704,640	1,707
	Cvent Holding Corp.1	344,800	1,593
	Bechtle AG, non-registered shares	36,937	1,510
	Yotpo, Ltd.1,3,4,5,6	678,736	1,093

American Funds Insurance Series    33

Global Small Capitalization Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Information	PagSeguro Digital, Ltd., Class A1	84,354	$864
technology	Topicus.com, Inc., subordinate voting shares1	11,100	626
(continued)	Copperleaf Technologies, Inc.1	79,200	394
			594,438

Industrials	International Container Terminal Services, Inc.	11,690,490	39,121
16.31%	Stericycle, Inc.1	571,050	25,041
	IMCD NV	177,337	24,336
	Visional, Inc.1	542,050	24,330
	Japan Airport Terminal Co., Ltd.1	517,000	20,614
	Fasadgruppen Group AB	2,370,503	19,535
	Alfen NV1	204,601	18,902
	Boyd Group Services, Inc.2	162,409	17,495
	Interpump Group SpA	447,000	17,042
	Instalco AB	4,098,065	16,945
	Vicor Corp., Class A1	306,576	16,779
	Trelleborg AB, Class B	783,350	15,782
	Melrose Industries PLC	6,512,400	11,867
	CG Power and Industrial Solutions, Ltd.1	4,880,108	11,843
	Montrose Environmental Group, Inc.1	348,186	11,755
	Japan Elevator Service Holdings Co., Ltd.	1,121,800	11,674
	AirTAC International Group1	319,062	10,634
	Cleanaway Waste Management, Ltd.	6,029,320	10,488
	Woodward, Inc.	105,000	9,711
	Centre Testing International Group Co., Ltd.	2,684,839	9,309
	DL E&C Co., Ltd.	254,136	8,113
	Guangzhou Baiyun International Airport Co., Ltd., Class A	3,524,879	7,851
	GVS SpA1,2	867,862	7,076
	Comfort Systems USA, Inc.	84,100	6,993
	Cargotec OYJ, Class B, non-registered shares	258,700	6,799
	Wizz Air Holdings PLC1	298,983	6,384
	SIS, Ltd.1	1,097,471	6,308
	Chart Industries, Inc.1	37,647	6,301
	Engcon AB, Class B1	1,043,935	6,286
	Rumo SA	1,900,000	5,798
	Kajaria Ceramics, Ltd.	450,000	5,400
	Atlas Corp.2	500,000	5,355
	KEI Industries, Ltd.	357,929	5,224
	Carel Industries SpA	252,900	5,025
	ITM Power PLC1,2	2,322,000	4,884
	Controladora Vuela Compañía de Aviación, SAB de CV, Class A,
	ordinary participation certificates (ADR)1	460,200	4,726
	Addtech AB, Class B	353,050	4,604
	Diploma PLC	161,300	4,375
	Saia, Inc.1	20,727	3,897
	easyJet PLC1	860,105	3,838
	LIXIL Corp.	196,500	3,679
	Sulzer AG	54,789	3,403
	Granite Construction, Inc.	96,892	2,823
	Antares Vision SpA1,2	281,100	2,551
	VAT Group AG	7,251	1,729
	Froy ASA	209,829	964
	Howden Joinery Group PLC	131,029	961
	The AZEK Co., Inc., Class A1	54,400	911
	Matson, Inc.	8,674	632

			476,093

34    American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer	Mattel, Inc.1	1,400,000	$ 31,262
discretionary	Thor Industries, Inc.	370,472	27,685
15.60%	Skechers USA, Inc., Class A1	650,000	23,127
	Helen of Troy, Ltd.1	141,542	22,988
	Lands’ End, Inc.1,7	2,100,000	22,302
	YETI Holdings, Inc.1	512,805	22,189
	Entain PLC1	1,424,930	21,595
	Five Below, Inc.1	165,181	18,736
	Asbury Automotive Group, Inc.1	97,426	16,498
	Evolution AB	172,264	15,662
	Wyndham Hotels & Resorts, Inc.	227,498	14,951
	Light & Wonder, Inc.1	299,658	14,081
	Inchcape PLC	1,569,000	13,284
	Tube Investments of India, Ltd.	515,708	12,024
	Coursera, Inc.1	817,039	11,586
	Everi Holdings, Inc.1	709,832	11,577
	WH Smith PLC1	649,917	11,123
	Leslie’s, Inc.1	676,964	10,276
	Golden Entertainment, Inc.1	256,800	10,156
	Tongcheng Travel Holdings, Ltd.1	4,691,200	10,092
	Basic-Fit NV1	259,466	9,810
	Kindred Group PLC (SDR)	1,164,011	9,679
	Musti Group OYJ	495,800	8,854
	DraftKings, Inc., Class A1,2	756,364	8,827
	Haichang Ocean Park Holdings, Ltd.1,2	8,156,000	8,274
	Chervon Holdings, Ltd.2	1,316,900	7,401
	Compagnie Plastic Omnium SA	409,500	7,094
	DESCENTE, Ltd.	295,025	6,828
	Zhongsheng Group Holdings, Ltd.	938,500	6,620
	Shoei Co., Ltd.	144,700	5,663
	On Holding AG, Class A1,2	291,402	5,155
	Melco Resorts & Entertainment, Ltd. (ADR)1	803,773	4,622
	TopBuild Corp.1	27,200	4,547
	Melco International Development, Ltd.1	6,130,000	4,531
	Domino’s Pizza Enterprises, Ltd.	95,471	4,481
	Thule Group AB	102,200	2,511
	IDP Education, Ltd.	150,966	2,482
	Arco Platform, Ltd., Class A1,2	158,600	2,368
	Elior Group SA1	882,500	1,959
	Warby Parker, Inc., Class A1,2	167,332	1,884
	NEXTAGE Co., Ltd.	39,100	673

			455,457

Health care	Insulet Corp.1	337,461	73,546
14.75%	Haemonetics Corp.1	1,018,080	66,358
	Integra LifeSciences Holdings Corp.1	569,500	30,770
	CanSino Biologics, Inc., Class H2	2,442,000	25,006
	Max Healthcare Institute, Ltd.1	5,343,659	24,830
	Oak Street Health, Inc.1	1,310,260	21,541
	Globus Medical, Inc., Class A1	381,773	21,433
	CONMED Corp.	189,609	18,157
	Ocumension Therapeutics1,2	9,650,966	17,268
	Hapvida Participacoes e Investimentos SA1	12,352,106	12,910
	New Horizon Health, Ltd.1	3,707,844	11,152
	ICON PLC1	46,061	9,981
	CompuGroup Medical SE & Co. KGaA	228,815	9,745
	Shandong Pharmaceutical Glass Co., Ltd., Class A	2,180,508	9,104
	Medmix AG	399,754	8,852
	Health Catalyst, Inc.1	568,785	8,242
	iRhythm Technologies, Inc.1	73,000	7,886
	Amplifon SpA	241,936	7,416

American Funds Insurance Series    35

Global Small Capitalization Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	Netcare, Ltd.	7,889,376	$ 6,920
(continued)	Ambu AS, Class B, non-registered shares2	595,252	5,780
	Angelalign Technology, Inc.2	284,600	5,702
	Encompass Health Corp.	82,226	4,609
	Amedisys, Inc.1	38,867	4,086
	Bachem Holding AG, Class B	46,560	3,236
	Penumbra, Inc.1	25,400	3,163
	Nordhealth AS, Class A1,2	1,279,999	2,950
	Arjo AB, Class B	422,850	2,674
	Gland Pharma, Ltd.1	75,273	2,575
	Amvis Holdings, Inc.	87,800	2,446
	Medincell SA1,2	397,121	2,160
			430,498

Financials	Star Health & Allied Insurance Co., Ltd.1,3,5,6	6,037,336	33,624
7.94%	Cholamandalam Investment and Finance Co., Ltd.	3,684,053	28,900
	Eurobank Ergasias Services and Holdings SA1	25,119,028	22,196
	Independent Bank Group, Inc.	280,449	19,045
	Trupanion, Inc.1	300,000	18,078
	Stifel Financial Corp.	271,050	15,184
	IIFL Wealth Management, Ltd.	513,500	9,630
	SouthState Corp.	108,850	8,398
	Aavas Financiers, Ltd.1	272,734	6,960
	Patria Investments, Ltd., Class A	508,200	6,718
	Remgro, Ltd.	820,300	6,550
	IIFL Finance, Ltd.	1,459,000	5,981
	SiriusPoint, Ltd.1	1,100,000	5,962
	Eastern Bankshares, Inc.	278,164	5,135
	Glacier Bancorp, Inc.	91,858	4,356
	United Community Banks, Inc.	140,000	4,227
	Aptus Value Housing Finance India, Ltd.1	1,065,624	3,803
	Janus Henderson Group PLC	160,000	3,762
	WealthNavi, Inc.1,2	278,900	3,634
	PT Bank Raya Indonesia Tbk1	71,098,896	3,365
	Indian Energy Exchange, Ltd.	1,653,632	3,324
	East West Bancorp, Inc.	49,700	3,221
	Haci Ömer Sabanci Holding AS	2,323,200	2,632
	Bridgepoint Group PLC	740,731	2,179
	National Bank of Greece SA1	660,979	1,955
	Capitec Bank Holdings, Ltd.	15,161	1,847
	Allfunds Group PLC	138,012	1,064

			231,730

Materials	Perimeter Solutions SA1,2	3,039,911	32,953
3.76%	LANXESS AG	388,200	13,905
	Lundin Mining Corp.	1,361,244	8,629
	JSR Corp.	325,300	8,439
	Navin Fluorine International, Ltd.	175,000	8,092
	MMG, Ltd.1	18,704,000	6,960
	Nanofilm Technologies International, Ltd.	4,058,851	6,807
	PI Industries, Ltd.	188,382	6,105
	Vidrala, SA, non-registered shares	61,827	4,484
	OZ Minerals, Ltd.	340,000	4,168
	Toyo Gosei Co., Ltd.	55,800	3,381
	Recticel SA/NV	175,000	2,612
	Mayr-Melnhof Karton AG, non-registered shares	10,516	1,785
	Arkema SA	15,200	1,353

			109,673

36    American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer staples	Grocery Outlet Holding Corp.1	521,782	$ 22,244
3.07%	Shop Apotheke Europe NV, non-registered shares1	169,444	15,061
	Freshpet, Inc.1	256,895	13,330
	Monde Nissin Corp.1	49,971,450	11,815
	Dole PLC	970,631	8,211
	Scandinavian Tobacco Group A/S	305,111	5,967
	Hilton Food Group PLC	375,115	4,667
	Royal Unibrew A/S	44,000	3,896
	AAK AB	223,527	3,647
	Zur Rose Group AG1,2	9,250	694
	Vector Group, Ltd.	15,654	164

			89,696

Real estate	Embassy Office Parks REIT	4,939,400	23,405
2.10%	Altus Group, Ltd.2	475,189	16,461
	Macrotech Developers, Ltd.1	582,697	7,888
	JHSF Participações SA	5,073,950	5,652
	Mindspace Business Parks REIT	1,250,000	5,546
	ESR-Logos REIT1	8,344,400	2,433
			61,385

Communication	Lions Gate Entertainment Corp., Class B1	2,531,585	22,354
services	JCDecaux SA1	788,279	13,242
2.09%	Pearson PLC	636,200	5,807
	Bandwidth, Inc., Class A1	284,506	5,354
	Ubisoft Entertainment SA1	98,993	4,347
	Trustpilot Group PLC1,2	2,966,832	3,662
	Rightmove PLC	512,400	3,545
	VTEX, Class A1,2	885,406	2,727
			61,038

Utilities	ENN Energy Holdings, Ltd.	1,878,900	30,865
1.68%	AC Energy Corp.	99,272,800	14,516
	Neoenergia SA	1,288,255	3,672

			49,053

Energy	Venture Global LNG, Inc., Series C1,3,4,5,6	2,760	18,936
1.07%	DT Midstream, Inc.	129,414	6,344
	Subsea 7 SA	703,801	5,626
	Helmerich & Payne, Inc.	7,700	331

			31,237
	Total common stocks (cost: $2,397,123,000)
			2,590,298
Preferred securities 0.92%

Information	SmartHR, Inc., Series D, preferred shares1,3,4,5	3,006	10,073
technology	Yotpo, Ltd., Series F, preferred shares1,3,4,5,6	2,158,609	3,475
0.64%	Yotpo, Ltd., Series B, preferred shares1,3,4,5,6	287,894	464
	Yotpo, Ltd., Series C, preferred shares1,3,4,5,6	274,070	441
	Yotpo, Ltd., Series A-1, preferred shares1,3,4,5,6	183,819	296
	Yotpo, Ltd., Series A, preferred shares1,3,4,5,6	89,605	144
	Yotpo, Ltd., Series C-1, preferred shares1,3,4,5,6	75,980	122

American Funds Insurance Series    37
Global Small Capitalization Fund (continued)

Preferred securities (continued)			Value
		Shares	(000)

Information	Yotpo, Ltd., Series D, preferred shares1,3,4,5,6	42,368	$68
technology	Yotpo, Ltd., Series B-1, preferred shares1,3,4,5,6	33,838	55
(continued)	Outreach Corp., Series G, preferred shares1,3,4,5	154,354	3,515
			18,653

Industrials	Azul SA, preferred nominative shares (ADR)1,2	800,316	5,683
0.21%	Azul SA, preferred nominative shares1	109,500	259
			5,942

Health care	PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares1,3,4,5	2,931,405	2,052
0.07%	Total preferred securities (cost: $42,519,000)
			26,647

Rights & warrants 0.47%

Information	OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 20231,3,6	355,879	13,750
technology	Total rights & warrants (cost: $18,773,000)
			13,750
0.47%

Short-term securities 12.53%

Money market investments 9.90%

	Capital Group Central Cash Fund 1.38%7,8	2,891,439	289,086

Money market investments purchased with collateral from securities on loan 2.63%

	Capital Group Central Cash Fund 1.38%7,8,9	217,762	21,772
	Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%8,9	11,495,263	11,495
	BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%8,9	10,885,893	10,886
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 1.38%8,9	10,885,893	10,886
	Morgan Stanley Institutional Liquidity Funds – Government Portfolio,
	Institutional Class 1.38%8,9	10,885,893	10,886
	State Street Institutional U.S. Government Money Market Fund,
	Institutional Class 1.40%8,9	10,885,893	10,886
			76,811
	Total short-term securities (cost: $365,949,000)
			365,897
	Total investment securities 102.65% (cost: $2,824,364,000)
			2,996,592
	Other assets less liabilities (2.65)%		(77,341)
	Net assets 100.00%
			$2,919,251

38    American Funds Insurance Series

Global Small Capitalization Fund (continued)

Investments in affiliates7

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2022	Additions	Reductions	gain	depreciation	6/30/2022	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Common stocks 0.76%
Consumer discretionary 0.76%
Lands’ End, Inc.1	$41,223	$—	$—	$—	$(18,921)	$22,302	$—
Short-term securities 10.65%
Money market investments 9.90%
Capital Group Central Cash Fund 1.38%8	203,087	646,355	560,290	6	(72)	289,086	606
Money market investments purchased with collateral
from securities on loan 0.75%
Capital Group Central Cash Fund 1.38%8,9	32,260		10,48810			21,772	—11
Total short-term securities						310,858
Total 11.41%
				$6	$(18,993)	$333,160	$606

Private placement securities5

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets

Star Health & Allied Insurance Co., Ltd.	3/30/2021	$40,710	$33,624	1.15%
Venture Global LNG, Inc., Series C	5/1/2015	8,280	18,936.65
SmartHR, Inc., Series D, preferred shares	5/28/2021	14,344	10,073.35
Yotpo, Ltd., Series F, preferred shares	2/25/2021	4,748	3,475.12
Yotpo, Ltd.	3/16/2021	1,418	1,093.04
Yotpo, Ltd., Series B, preferred shares	3/16/2021	602	464.02
Yotpo, Ltd., Series C, preferred shares	3/16/2021	573	441.02
Yotpo, Ltd., Series A-1, preferred shares	3/16/2021	384		296.01
Yotpo, Ltd., Series A, preferred shares	3/16/2021	187		144.00
Yotpo, Ltd., Series C-1, preferred shares	3/16/2021	159		122.00
Yotpo, Ltd., Series D, preferred shares	3/16/2021	89		68.00
Yotpo, Ltd., Series B-1, preferred shares	3/16/2021	71		55.00
Outreach Corp., Series G, preferred shares	5/27/2021	4,517		3,515.12
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares	2/7/2020	6,000		2,052.07

Total		$82,082	$74,358	2.55%

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $96,178,000, which represented 3.29% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $113,417,000, which represented 3.89% of the net assets of the fund.

4Value determined using significant unobservable inputs.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.

6Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $72,468,000, which represented 2.48% of the net assets of the fund.

7Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

8Rate represents the seven-day yield at 6/30/2022.

9Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending. 10Represents net activity. Refer to Note 5 for more information on securities lending.

11Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

American Funds Insurance Series    39

Global Small Capitalization Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

Refer to the notes to financial statements.

40    American Funds Insurance Series

Growth Fund

Investment portfolio June 30, 2022			unaudited
Common stocks 94.46%			Value
		Shares	(000)

Information	Microsoft Corp.	7,106,878	$1,825,259
technology	Broadcom, Inc.	1,486,641	722,225
20.53%	ASML Holding NV	635,000	303,345
	ASML Holding NV (New York registered) (ADR)	189,937	90,387
	Taiwan Semiconductor Manufacturing Company, Ltd.	13,774,000	220,507
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	926,437	75,736
	Apple, Inc.	1,610,716	220,217
	Visa, Inc., Class A	911,636	179,492
	Mastercard, Inc., Class A	510,964	161,199
	Salesforce, Inc.1	888,000	146,556
	ServiceNow, Inc.1	294,921	140,241
	FleetCor Technologies, Inc.1	631,000	132,579
	Micron Technology, Inc.	2,394,690	132,378
	Wolfspeed, Inc.1	1,978,082	125,509
	NVIDIA Corp.	805,499	122,106
	RingCentral, Inc., Class A1	2,099,303	109,710
	Applied Materials, Inc.	1,150,222	104,647
	Bill.com Holdings, Inc.1	871,600	95,824
	Shopify, Inc., Class A, subordinate voting shares1	2,843,580	88,833
	Tyler Technologies, Inc.1	263,200	87,509
	MongoDB, Inc., Class A1	324,518	84,212
	Fidelity National Information Services, Inc.	884,718	81,102
	Cloudflare, Inc., Class A1	1,514,130	66,243
	Unity Software, Inc.1,2	1,660,000	61,121
	Genpact, Ltd.	1,393,000	59,008
	MicroStrategy, Inc., Class A1,2	358,514	58,904
	Keyence Corp.	165,500	56,574
	DocuSign, Inc.1	967,514	55,516
	Trimble, Inc.1	840,920	48,967
	Block, Inc., Class A1	749,493	46,064
	SK hynix, Inc.	653,000	45,766
	GoDaddy, Inc., Class A1	645,081	44,872
	Intel Corp.	1,136,000	42,498
	Concentrix Corp.	305,551	41,445
	Amadeus IT Group SA, Class A, non-registered shares1	635,696	35,414
	NetApp, Inc.	527,540	34,417
	Ceridian HCM Holding, Inc.1	712,011	33,521
	Silicon Laboratories, Inc.1	231,815	32,505
	Flex, Ltd.1	2,234,300	32,330
	Motorola Solutions, Inc.	152,000	31,859
	MKS Instruments, Inc.	302,111	31,006
	Nuvei Corp., subordinate voting shares1	806,616	29,151
	Adobe, Inc.1	69,034	25,271
	Smartsheet, Inc., Class A1	729,700	22,934
	Zendesk, Inc.1	307,500	22,777
	Toast, Inc., Class A1	1,712,718	22,163
	Alteryx, Inc., Class A1	402,200	19,475
	VeriSign, Inc.1	110,053	18,415
	TE Connectivity, Ltd.	156,600	17,719
	Lam Research Corp.	40,617	17,309
	Qualtrics International, Inc., Class A1	1,276,855	15,973
	Fiserv, Inc.1	164,000	14,591
	Ciena Corp.1	308,700	14,108
	TELUS International (Cda), Inc., subordinate voting shares1	533,800	13,382
	Enphase Energy, Inc.1	62,172	12,138
	Globant SA1	57,138	9,942
	Kulicke and Soffa Industries, Inc.	151,860	6,501
	Stripe, Inc., Class B1,3,4,5	168,598	6,000
	SentinelOne, Inc., Class A1	220,600	5,147
			6,400,599

American Funds Insurance Series    41

Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer	Tesla, Inc.1	3,682,000	$2,479,533
discretionary	Amazon.com, Inc.1	5,222,200	554,650
18.92%	Dollar General Corp.	2,185,220	536,340
	Home Depot, Inc.	931,000	255,345
	D.R. Horton, Inc.	3,324,144	220,025
	LVMH Moët Hennessy-Louis Vuitton SE	313,000	190,803
	Las Vegas Sands Corp.1	5,500,000	184,745
	Chipotle Mexican Grill, Inc.1	114,237	149,338
	Dollar Tree Stores, Inc.1	803,915	125,290
	Hermès International	94,901	106,115
	Booking Holdings, Inc.1	60,300	105,464
	Airbnb, Inc., Class A1	1,044,500	93,044
	Royal Caribbean Cruises, Ltd.1	2,282,305	79,675
	O’Reilly Automotive, Inc.1	116,600	73,663
	NVR, Inc.1	18,380	73,596
	Target Corp.	479,700	67,748
	Aramark	1,793,164	54,925
	NIKE, Inc., Class B	489,400	50,017
	Darden Restaurants, Inc.	433,876	49,080
	Caesars Entertainment, Inc.1	968,000	37,074
	Domino’s Pizza, Inc.	94,000	36,633
	Norwegian Cruise Line Holdings, Ltd.1,2	3,076,903	34,215
	Salvatore Ferragamo SpA2	2,174,477	33,498
	Polaris, Inc.	280,000	27,798
	Floor & Decor Holdings, Inc., Class A1	420,000	26,443
	Cie. Financière Richemont SA, Class A	219,805	23,405
	Burlington Stores, Inc.1	158,707	21,621
	LGI Homes, Inc.1	248,150	21,564
	adidas AG	121,710	21,525
	Adient PLC1	722,000	21,393
	Helen of Troy, Ltd.1	112,111	18,208
	VF Corp.	408,000	18,021
	YETI Holdings, Inc.1	405,000	17,524
	General Motors Company1	490,000	15,562
	Etsy, Inc.1	202,000	14,788
	YUM! Brands, Inc.	129,700	14,722
	Hilton Worldwide Holdings, Inc.	128,708	14,343
	Aptiv PLC1	140,000	12,470
	Flutter Entertainment PLC1	82,221	8,313
	Carvana Co., Class A1,2	210,400	4,751
	Arrival Group1,2	1,690,300	2,671
	Arrival Group1	304,769	481
	Westwing Group SE, non-registered shares1,2	381,550	2,839
			5,899,258

Health care	UnitedHealth Group, Inc.	1,709,751	878,179
15.48%	Regeneron Pharmaceuticals, Inc.1	1,220,938	721,733
	Intuitive Surgical, Inc.1	2,058,000	413,061
	Centene Corp.1	4,420,730	374,038
	Thermo Fisher Scientific, Inc.	532,200	289,134
	Alnylam Pharmaceuticals, Inc.1	1,879,309	274,097
	Vertex Pharmaceuticals, Inc.1	879,601	247,863
	Seagen, Inc.1	1,379,013	244,003
	NovoCure, Ltd.1	2,388,098	165,973
	Eli Lilly and Company	337,300	109,363
	Moderna, Inc.1	750,000	107,138
	CVS Health Corp.	1,034,700	95,875
	Pfizer, Inc.	1,675,000	87,820
	Edwards Lifesciences Corp.1	768,111	73,040
	AstraZeneca PLC	550,784	72,411
	Gilead Sciences, Inc.	899,185	55,579

42    American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	Horizon Therapeutics PLC1	613,731	$ 48,951
(continued)	Verily Life Sciences, LLC1,3,4,5	300,178	44,928
	Catalent, Inc.1	409,100	43,892
	Danaher Corp.	165,735	42,017
	Molina Healthcare, Inc.1	145,723	40,746
	Biohaven Pharmaceutical Holding Co., Ltd.1	268,400	39,109
	Zimmer Biomet Holdings, Inc.	353,900	37,181
	Abbott Laboratories	331,012	35,964
	Inari Medical, Inc.1	502,200	34,145
	Humana, Inc.	65,982	30,884
	Zoetis, Inc., Class A	160,483	27,585
	Align Technology, Inc.1	112,000	26,507
	Guardant Health, Inc.1	482,401	19,460
	Mettler-Toledo International, Inc.1	16,900	19,414
	CRISPR Therapeutics AG1,2	235,087	14,286
	Exact Sciences Corp.1	341,000	13,432
	Oak Street Health, Inc.1	806,352	13,256
	Ascendis Pharma A/S (ADR)1	140,377	13,049
	Karuna Therapeutics, Inc.1	100,032	12,655
	Galapagos NV1	223,566	12,427
	DexCom, Inc.1	148,800	11,090
	Fate Therapeutics, Inc.1	417,000	10,333
	Ultragenyx Pharmaceutical, Inc.1	161,278	9,622
	Pacific Biosciences of California, Inc.1,2	1,711,590	7,565
	Vir Biotechnology, Inc.1	282,975	7,207
	Sana Biotechnology, Inc.1,2	179,600	1,155
			4,826,167

Communication	Meta Platforms, Inc., Class A1	10,118,530	1,631,613
services	Alphabet, Inc., Class C1	377,972	826,795
14.88%	Alphabet, Inc., Class A1	111,616	243,240
	Netflix, Inc.1	3,656,304	639,378
	Activision Blizzard, Inc.	3,750,000	291,975
	Charter Communications, Inc., Class A1	410,286	192,231
	Verizon Communications, Inc.	3,720,000	188,790
	Snap, Inc., Class A, nonvoting shares1	8,880,711	116,604
	ZoomInfo Technologies, Inc.1	3,077,300	102,289
	Comcast Corp., Class A	2,311,991	90,722
	Frontier Communications Parent, Inc.1	3,168,010	74,575
	T-Mobile US, Inc.1	447,940	60,266
	Pinterest, Inc., Class A1	1,752,664	31,828
	Bumble, Inc., Class A1	1,013,387	28,527
	Tencent Holdings, Ltd.	605,000	27,325
	Take-Two Interactive Software, Inc.1	201,000	24,629
	Iridium Communications, Inc.1	604,439	22,703
	Vimeo, Inc.1	3,348,913	20,160
	Electronic Arts, Inc.	141,481	17,211
	Match Group, Inc.1	120,000	8,363
			4,639,224

Industrials	TransDigm Group, Inc.1	562,400	301,823
8.17%	Jacobs Engineering Group, Inc.	2,169,000	275,745
	Carrier Global Corp.	7,599,761	271,007
	Uber Technologies, Inc.1	11,166,767	228,472
	Delta Air Lines, Inc.1	7,215,000	209,019
	United Rentals, Inc.1	638,400	155,074
	Caterpillar, Inc.	676,300	120,895
	MTU Aero Engines AG	616,989	112,310
	Ryanair Holdings PLC (ADR)1	1,500,325	100,897
	Ryanair Holdings PLC1	96,554	1,141

American Funds Insurance Series    43

Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Airbus SE, non-registered shares	955,893	$ 92,610
(continued)	Robert Half International, Inc.	1,155,800	86,558
	United Airlines Holdings, Inc.1	1,695,914	60,069
	Dun & Bradstreet Holdings, Inc.1	3,869,573	58,160
	Middleby Corp.1	449,500	56,349
	Boeing Company1	395,000	54,004
	Northrop Grumman Corp.	98,700	47,235
	Canadian Pacific Railway, Ltd.	496,000	34,641
	BWX Technologies, Inc.	607,600	33,473
	Axon Enterprise, Inc.1	353,000	32,889
	AMETEK, Inc.	253,600	27,868
	Waste Connections, Inc.	222,159	27,539
	Rockwell Automation	129,246	25,760
	HEICO Corp.	195,000	25,568
	Armstrong World Industries, Inc.	326,344	24,463
	ITT, Inc.	343,000	23,063
	L3Harris Technologies, Inc.	90,000	21,753
	Advanced Drainage Systems, Inc.	195,343	17,594
	Safran SA	142,541	14,073
	TuSimple Holdings, Inc., Class A1,2	1,158,932	8,379
			2,548,431

Financials	Bank of America Corp.	14,780,700	460,123
6.20%	S&P Global, Inc.	524,936	176,935
	First Republic Bank	1,029,156	148,404
	Capital One Financial Corp.	1,399,000	145,762
	KKR & Co., Inc.	2,218,594	102,699
	SVB Financial Group1	246,315	97,292
	Western Alliance Bancorporation	1,071,775	75,667
	Apollo Asset Management, Inc.	1,557,942	75,529
	T. Rowe Price Group, Inc.	642,000	72,938
	Wells Fargo & Company	1,735,200	67,968
	Tradeweb Markets, Inc., Class A	922,410	62,954
	Marsh & McLennan Companies, Inc.	403,461	62,637
	MSCI, Inc.	146,390	60,335
	Signature Bank	301,426	54,019
	Blackstone, Inc., nonvoting shares	360,000	32,843
	Aon PLC, Class A	110,000	29,665
	Blue Owl Capital, Inc., Class A	2,891,712	29,004
	Brookfield Asset Management, Inc., Class A	585,103	26,020
	CME Group, Inc., Class A	121,648	24,901
	Ryan Specialty Holdings, Inc., Class A1	611,300	23,957
	Arch Capital Group, Ltd.1	458,700	20,866
	American International Group, Inc.	386,130	19,743
	Intercontinental Exchange, Inc.	209,648	19,715
	Ares Management Corp., Class A	310,500	17,655
	Trupanion, Inc.1	287,655	17,334
	Goosehead Insurance, Inc., Class A	211,148	9,643

			1,934,608

Energy	Halliburton Company	12,143,661	380,825
4.97%	Canadian Natural Resources, Ltd. (CAD denominated)	6,840,000	367,560
	Cenovus Energy, Inc. (CAD denominated)	14,694,800	279,580
	EQT Corp.	2,268,000	78,019
	Tourmaline Oil Corp.2	1,408,700	73,248
	Pioneer Natural Resources Company	328,000	73,170
	EOG Resources, Inc.	574,314	63,427
	Suncor Energy, Inc.	1,747,125	61,296
	ConocoPhillips	651,015	58,468
	Coterra Energy, Inc.	1,275,197	32,888

44    American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Energy	MEG Energy Corp.1	2,365,000	$32,741
(continued)	Chesapeake Energy Corp.	255,400	20,713
	Range Resources Corp.1	823,000	20,369
	Equitrans Midstream Corp.	936,942	5,959

			1,548,263

Materials	Wheaton Precious Metals Corp.	3,674,000	132,374
2.58%	Grupo México, SAB de CV, Series B	25,356,800	104,998
	Vale SA, ordinary nominative shares (ADR)	7,130,772	104,323
	Linde PLC	319,392	91,835
	Barrick Gold Corp.	4,447,467	78,676
	CF Industries Holdings, Inc.	703,000	60,268
	Royal Gold, Inc.	517,000	55,205
	Franco-Nevada Corp.	390,000	51,301
	Allegheny Technologies, Inc.1	2,070,860	47,029
	LyondellBasell Industries NV	343,500	30,043
	Sherwin-Williams Company	69,458	15,552
	Summit Materials, Inc., Class A1	561,313	13,073
	Ball Corp.	145,200	9,986
	Nutrien, Ltd. (CAD denominated)	58,971	4,696
	Mosaic Co.	78,919	3,728

			803,087

Consumer staples	Costco Wholesale Corp.	253,000	121,258
2.20%	British American Tobacco PLC	2,768,763	118,622
	Constellation Brands, Inc., Class A	427,912	99,729
	Monster Beverage Corp.1	985,000	91,309
	Altria Group, Inc.	2,062,600	86,155
	Archer Daniels Midland Company	784,800	60,900
	Estée Lauder Companies, Inc., Class A	211,111	53,764
	Molson Coors Beverage Company, Class B, restricted voting shares	608,423	33,165
	Philip Morris International, Inc.	201,113	19,858

			684,760

Utilities	PG&E Corp.1	7,077,065	70,629
0.42%	CenterPoint Energy, Inc.	855,797	25,315
	AES Corp.	1,085,884	22,814
	Edison International	199,191	12,597

			131,355

Real estate	Equinix, Inc. REIT	51,784	34,023
0.11%	Total common stocks (cost: $19,846,265,000)
			29,449,775

Preferred securities 0.19%

Information	PsiQuantum Corp., Series D, preferred shares1,3,4,5	906,761	23,781
technology	Samsung Electronics Co., Ltd., nonvoting preferred shares	531,000	21,266
0.16%	Tipalti Solutions, Ltd., Series F, preferred shares1,3,4,5	406,310	3,295
	Stripe, Inc., Series H, 6.00% noncumulative preferred shares1,3,4,5	52,656	1,874
			50,216

Industrials	ABL Space Systems Co., Series B2, preferred shares1,3,4,5	153,713	8,885
0.03%	Total preferred securities (cost: $65,451,000)
			59,101

American Funds Insurance Series    45

Growth Fund (continued)

Convertible bonds & notes 0.02%						Principal amount	Value
						(000)	(000)

Consumer staples	JUUL Labs, Inc., convertible notes, 7.00% PIK 20253,4,5,6					USD44,875	$4,115
0.01%
							4,115

Industrials	Einride AB, convertible notes, 7.00% 20233,4,5					2,500	2,969
0.01%
							2,969

Total convertible bonds & notes (cost: $45,836,000)
							7,084
Short-term securities 5.23%					Shares

Money market investments 4.99%

Capital Group Central Cash Fund 1.38%7,8						15,555,891	1,555,278

Money market investments purchased with collateral from securities on loan 0.24%

Capital Group Central Cash Fund 1.38%7,8,9						206,977	20,693
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%7,9						10,925,949	10,926
Invesco Short-Term Investments Trust – Government & Agency Portfolio,
Institutional Class 1.38%7,9						10,346,758	10,347
Morgan Stanley Institutional Liquidity Funds – Government Portfolio,
Institutional Class 1.38%7,9						10,346,758	10,347
State Street Institutional U.S. Government Money Market Fund,
Institutional Class 1.40%7,9						10,346,758	10,347
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%7,9						10,346,758	10,346
							73,006
Total short-term securities (cost: $1,628,508,000)
							1,628,284
Total investment securities 99.90% (cost: $21,586,060,000)
							31,144,244
Other assets less liabilities 0.10%							31,927
Net assets 100.00%
							$31,176,171
Investments in affiliates8

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2022	Additions	Reductions	gain	depreciation	6/30/2022	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 5.06%
Money market investments 4.99%
Capital Group Central Cash Fund 1.38%7	$1,610,187	$2,905,660	$2,960,150	$1	$(420)	$1,555,278	$3,145
Money market investments purchased with collateral
from securities on loan 0.07%
Capital Group Central Cash Fund 1.38%7,9	20,304	38910				20,693	—11
Total short-term securities						1,575,971
Total 5.06%
				$1	$(420)	$1,575,971	$3,145

46    American Funds Insurance Series

Growth Fund (continued)

Private placement securities5

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

Verily Life Sciences, LLC	12/21/2018	$37,000	$44,928.14%
PsiQuantum Corp., Series D, preferred shares	5/28/2021	23,781	23,781.08
ABL Space Systems Co., Series B2, preferred shares	10/22/2021	10,452	8,885.03
Stripe, Inc., Class B	5/6/2021	6,766	6,000.02
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	2,113	1,874.01
JUUL Labs, Inc., convertible notes, 7.00% PIK 2025	2/3/2020-5/3/2022	43,336	4,115.01
Tipalti Solutions, Ltd., Series F, preferred shares	12/1/2021	6,956	3,295.01
Einride AB, convertible notes, 7.00% 2023	1/7/2022	2,500	2,969.01

Total		$132,904	$95,847.31%

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $78,405,000, which represented .25% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $95,847,000, which represented

.31% of the net assets of the fund.

4Value determined using significant unobservable inputs.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.

6Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.

7Rate represents the seven-day yield at 6/30/2022.

8Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

9Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending. 10Represents net activity. Refer to Note 5 for more information on securities lending.

11Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series    47

International Fund

Investment portfolio June 30, 2022			unaudited
Common stocks 85.49%			Value
		Shares	(000)

Industrials	Airbus SE, non-registered shares	1,707,475	$165,425
13.12%	Recruit Holdings Co., Ltd.	3,491,309	102,799
	Melrose Industries PLC	36,613,980	66,722
	Safran SA	579,000	57,163
	Ryanair Holdings PLC (ADR)1	535,700	36,026
	Ryanair Holdings PLC1	191,358	2,261
	SMC Corp.	77,100	34,362
	Siemens AG	331,702	33,749
	MTU Aero Engines AG	182,000	33,129
	DSV A/S	230,223	32,152
	ASSA ABLOY AB, Class B	1,452,142	30,846
	NIBE Industrier AB, Class B	3,878,804	29,120
	Ashtead Group PLC	645,000	27,002
	International Container Terminal Services, Inc.	7,953,240	26,615
	Grab Holdings, Ltd., Class A1	9,470,179	23,960
	Kingspan Group PLC	384,796	23,146
	Shenzhen Inovance Technology Co., Ltd., Class A	2,350,967	23,133
	Aena SME, SA, non-registered shares1	175,000	22,236
	ZTO Express (Cayman), Inc., Class A (ADR)	685,354	18,813
	Brenntag SE	222,191	14,460
	CCR SA, ordinary nominative shares	5,580,000	13,360
	Rumo SA	4,301,900	13,127
	Airports of Thailand PCL, foreign registered shares1	5,078,900	10,215
	Diploma PLC	335,900	9,110
	Fluidra, SA, non-registered shares	432,985	8,775
	Thales SA	70,763	8,680
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,073,434	8,511
	LIXIL Corp.	441,700	8,269
	BAE Systems PLC	617,024	6,236
	Techtronic Industries Co., Ltd.	437,500	4,564

			893,966

Information	Taiwan Semiconductor Manufacturing Company, Ltd.	6,501,000	104,074
technology	ASML Holding NV	205,218	98,034
11.40%	Shopify, Inc., Class A, subordinate voting shares1	2,665,310	83,264
	Nice, Ltd. (ADR)1	397,150	76,431
	Nomura Research Institute, Ltd.	2,761,500	73,474
	SK hynix, Inc.	826,941	57,957
	Fujitsu, Ltd.	345,900	43,250
	Samsung Electronics Co., Ltd.	631,500	27,723
	NXP Semiconductors NV	173,200	25,639
	Keyence Corp.	64,200	21,946
	Infineon Technologies AG	728,000	17,616
	STMicroelectronics NV2	539,236	16,953
	Atlassian Corp. PLC, Class A1	78,500	14,711
	Silergy Corp.	176,000	14,177
	Suse SA1,2	576,586	13,088
	TELUS International (Cda), Inc., subordinate voting shares1	499,900	12,532
	OBIC Co., Ltd.	83,700	11,838
	Kingdee International Software Group Co., Ltd.1	4,786,000	11,223
	Delta Electronics, Inc.	1,408,000	10,489
	Hexagon AB, Class B	925,700	9,615
	ASM International NV	31,648	7,913
	Constellation Software, Inc.	5,300	7,868
	Canva, Inc.1,3,4,5	4,819	7,357
	PagSeguro Digital, Ltd., Class A1	426,548	4,368
	Block, Inc., Class A (CDI)1	45,372	2,834
	StoneCo, Ltd., Class A1	317,126	2,442
			776,816

48    American Funds Insurance Series

International Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	Kotak Mahindra Bank, Ltd.	8,323,107	$175,067
11.36%	AIA Group, Ltd.	12,210,576	132,348
	ABN AMRO Bank NV	10,182,910	114,342
	HDFC Bank, Ltd.	2,292,812	39,137
	HDFC Bank, Ltd. (ADR)	277,000	15,224
	Aegon NV2	12,263,736	53,052
	CaixaBank, SA	14,195,517	49,344
	ING Groep NV	2,815,632	27,828
	Bajaj Finance, Ltd.	396,342	27,104
	Nu Holdings, Ltd., Class A1,2	6,890,117	25,769
	Futu Holdings, Ltd. (ADR)1,2	440,706	23,009
	KBC Groep NV	406,187	22,790
	XP, Inc., Class A1	963,259	17,300
	FinecoBank SpA	1,211,135	14,494
	Ping An Insurance (Group) Company of China, Ltd., Class H	898,500	6,109
	Ping An Insurance (Group) Company of China, Ltd., Class A	817,263	5,700
	B3 SA-Brasil, Bolsa, Balcao	4,413,000	9,242
	Allfunds Group PLC	1,158,708	8,937
	Bajaj Finserv, Ltd.	50,931	7,050

			773,846

Health care	Daiichi Sankyo Company, Ltd.	9,080,408	230,022
11.06%	Olympus Corp.	5,808,100	116,714
	WuXi Biologics (Cayman), Inc.1	12,609,300	115,378
	Grifols, SA, Class A, non-registered shares1,2	2,451,598	46,335
	Grifols, SA, Class B (ADR)1	793,690	9,429
	Bayer AG	841,261	50,004
	Siemens Healthineers AG	833,668	42,363
	WuXi AppTec Co., Ltd., Class A	2,367,360	36,775
	WuXi AppTec Co., Ltd., Class H	312,000	4,155
	Merck KGaA	110,400	18,627
	M3, Inc.	644,835	18,526
	HOYA Corp.	198,300	16,932
	Hapvida Participacoes e Investimentos SA1	9,734,853	10,175
	Insulet Corp.1	46,653	10,167
	Alcon, Inc.	133,937	9,355
	CanSino Biologics, Inc., Class H2	729,200	7,467
	bioMérieux SA	58,300	5,694
	Ambu AS, Class B, non-registered shares2	545,233	5,294
			753,412

Energy	Reliance Industries, Ltd.1	9,435,600	310,127
9.56%	Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	6,724,576	78,543
	Neste OYJ	1,756,952	77,772
	TotalEnergies SE	1,147,298	60,560
	Canadian Natural Resources, Ltd. (CAD denominated)	818,700	43,994
	Woodside Energy Group, Ltd.	1,967,852	43,249
	Cenovus Energy, Inc. (CAD denominated)	1,190,000	22,641
	Shell PLC (GBP denominated)	573,839	14,907

			651,793

Materials	First Quantum Minerals, Ltd.	10,951,800	207,771
9.23%	Fortescue Metals Group, Ltd.	11,257,992	136,223
	Vale SA, ordinary nominative shares (ADR)	6,886,607	100,751
	Vale SA, ordinary nominative shares	770,681	11,274
	Linde PLC (EUR denominated)2	135,800	38,986
	Linde PLC	35,287	10,146
	Shin-Etsu Chemical Co., Ltd.	395,300	44,576
	Wacker Chemie AG	147,773	21,309

American Funds Insurance Series    49

International Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Materials	Ivanhoe Mines, Ltd., Class A1	3,403,051	$ 19,590
(continued)	JSR Corp.	379,200	9,838
	Koninklijke DSM NV	55,354	7,953
	Yunnan Energy New Material Co., Ltd., Class A	196,300	7,344
	Akzo Nobel NV	107,048	7,025
	BASF SE	136,760	5,951

			628,737

Consumer	MercadoLibre, Inc.1	132,887	84,632
discretionary	Evolution AB	916,701	83,348
8.85%	Sony Group Corp.	920,500	75,272
	Galaxy Entertainment Group, Ltd.	9,204,000	54,895
	Ferrari NV (EUR denominated)	254,543	46,734
	LVMH Moët Hennessy-Louis Vuitton SE	72,682	44,306
	Maruti Suzuki India, Ltd.	303,300	32,533
	Alibaba Group Holding, Ltd. (ADR)1	213,000	24,214
	Alibaba Group Holding, Ltd.1	414,200	5,907
	Kering SA	53,565	27,511
	JD.com, Inc., Class A (ADR)	239,660	15,391
	JD.com, Inc., Class A	266,775	8,595
	Entain PLC1	1,560,453	23,649
	Coupang, Inc., Class A1	1,509,600	19,247
	Flutter Entertainment PLC1	158,674	16,043
	EssilorLuxottica	80,200	12,010
	InterContinental Hotels Group PLC	155,468	8,232
	Bandai Namco Holdings, Inc.	108,742	7,677
	Aptiv PLC1	84,000	7,482
	On Holding AG, Class A1	308,680	5,461
			603,139

Consumer staples	Kweichow Moutai Co., Ltd., Class A	224,223	68,496
4.49%	Danone SA	878,392	49,026
	British American Tobacco PLC	911,000	39,030
	Treasury Wine Estates, Ltd.	4,562,804	35,747
	Seven & i Holdings Co., Ltd.	864,100	33,544
	Kobe Bussan Co., Ltd.	754,900	18,500
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	2,653,503	15,439
	CP ALL PCL, foreign registered shares	9,053,300	15,388
	Nestlé SA	78,463	9,159
	Chocoladefabriken Lindt & Sprüngli AG	80	8,388
	Shiseido Company, Ltd.	179,400	7,201
	Dabur India, Ltd.	933,875	5,865

			305,783

Communication	Bharti Airtel, Ltd.1	12,732,125	110,429
services	Bharti Airtel, Ltd., interim shares1	836,308	3,203
3.50%	Universal Music Group NV	1,312,633	26,320
	Sea, Ltd., Class A (ADR)1	357,779	23,921
	Informa PLC1	3,630,108	23,367
	Ubisoft Entertainment SA1	518,403	22,763
	Singapore Telecommunications, Ltd.	5,800,500	10,563
	Vivendi SE	907,392	9,220
	SoftBank Group Corp.	224,200	8,650
	Yandex NV, Class A1,3,4	313,000	—6
			238,436

Utilities	ENN Energy Holdings, Ltd.	9,285,300	152,530
2.24%

50    American Funds Insurance Series

International Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Real estate	ESR Group, Ltd.1	14,852,600	$40,128
0.68%	Ayala Land, Inc.	13,552,800	6,285

			46,413
	Total common stocks (cost: $5,416,609,000)
			5,824,871
Preferred securities 0.78%

Health care	Grifols, SA, Class B, nonvoting non-registered preferred shares1	2,274,930	26,892
0.40%

Energy	Petróleo Brasileiro SA (Petrobras), preferred nominative shares	2,980,131	15,905
0.23%

Financials	Itaú Unibanco Holding SA, preferred nominative shares	2,246,000	9,729
0.14%

Information	Canva, Inc., Series A, noncumulative preferred shares1,3,4,5	422	644
technology	Canva, Inc., Series A-3, noncumulative preferred shares1,3,4,5	18	27
0.01%	Canva, Inc., Series A-4, noncumulative preferred shares1,3,4,5	1	2
			673
	Total preferred securities (cost: $70,947,000)
			53,199
Rights & warrants 0.24%

Health care	WuXi AppTec Co., Ltd., Class A, warrants, expire 20221,3,7	1,075,200	16,702
0.24%	Total rights & warrants (cost: $20,683,000)
			16,702

Short-term securities 14.40%

Money market investments 13.41%

	Capital Group Central Cash Fund 1.38%8,9	9,140,101	913,827

Money market investments purchased with collateral from securities on loan 0.99%

	Capital Group Central Cash Fund 1.38%8,9,10	190,714	19,067
	Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%8,10	10,067,468	10,067
	BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%8,10	9,533,786	9,534
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 1.38%8,10	9,533,786	9,534
	Morgan Stanley Institutional Liquidity Funds – Government Portfolio,
	Institutional Class 1.38%8,10	9,533,786	9,534
	State Street Institutional U.S. Government Money Market Fund,
	Institutional Class 1.40%8,10	9,533,786	9,534
			67,270
	Total short-term securities (cost: $981,221,000)
			981,097
	Total investment securities 100.91% (cost: $6,489,460,000)
			6,875,869
	Other assets less liabilities (0.91)%		(62,255)
	Net assets 100.00%
			$6,813,614

American Funds Insurance Series    51

International Fund (continued)

Investments in affiliates9

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2022	Additions	Reductions	gain	depreciation	6/30/2022	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 13.69%
Money market investments 13.41%
Capital Group Central Cash Fund 1.38%8	$977,398	$1,096,883	$1,160,244	$20	$(230)	$913,827	$1,992
Money market investments purchased with collateral
from securities on loan 0.28%
Capital Group Central Cash Fund 1.38%8,10	34,059		14,99211			19,067	—12
Total short-term securities						932,894
Total 13.69%
				$20	$(230)	$932,894	$1,992

Private placement securities5

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

Canva, Inc.	8/26/2021-11/4/2021	$8,215	$7,357.11%
Canva, Inc., Series A, noncumulative preferred shares	11/4/2021	719	644.01
Canva, Inc., Series A-3, noncumulative preferred shares	11/4/2021	31	27.00
Canva, Inc., Series A-4, noncumulative preferred shares	11/4/2021	2	2.00

Total		$8,967	$8,030.12%

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $71,916,000, which represented 1.06% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $24,732,000, which represented

.36% of the net assets of the fund.

4Value determined using significant unobservable inputs.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.

6Amount less than one thousand.

7Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $16,702,000, which represented .25% of the net assets of the fund.

8Rate represents the seven-day yield at 6/30/2022.

9Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended. 10Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

11Represents net activity. Refer to Note 5 for more information on securities lending.

12Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

Refer to the notes to financial statements.

52    American Funds Insurance Series

New World Fund

Investment portfolio June 30, 2022			unaudited
Common stocks 85.69%			Value
		Shares	(000)

Information	Microsoft Corp.	398,934	$102,458
technology	Taiwan Semiconductor Manufacturing Company, Ltd.	4,004,000	64,100
15.68%	Broadcom, Inc.	52,546	25,527
	Micron Technology, Inc.	453,986	25,096
	ASML Holding NV	51,193	24,455
	Wolfspeed, Inc.1	340,065	21,577
	Adobe, Inc.1	51,971	19,024
	Tata Consultancy Services, Ltd.	427,278	17,677
	Apple, Inc.	129,278	17,675
	Mastercard, Inc., Class A	48,408	15,272
	Silergy Corp.	181,094	14,587
	Visa, Inc., Class A	52,549	10,346
	PagSeguro Digital, Ltd., Class A1	922,834	9,450
	Samsung Electronics Co., Ltd.	207,833	9,124
	NVIDIA Corp.	55,678	8,440
	Keyence Corp.	24,600	8,409
	EPAM Systems, Inc.1	26,998	7,958
	TELUS International (Cda), Inc., subordinate voting shares1	294,869	7,392
	Network International Holdings PLC1	2,797,596	6,430
	Accenture PLC, Class A	21,156	5,874
	Nokia Corp.	1,149,271	5,347
	SAP SE	56,875	5,181
	Tokyo Electron, Ltd.	15,500	5,061
	Flat Glass Group Co., Ltd., Class H1,2	1,420,000	4,995
	Edenred SA	102,606	4,835
	Nice, Ltd. (ADR)1	24,926	4,797
	Kingdee International Software Group Co., Ltd.1	1,904,000	4,465
	MediaTek, Inc.	154,000	3,372
	Halma PLC	107,927	2,639
	Trimble, Inc.1	42,730	2,488
	SK hynix, Inc.	34,099	2,390
	ON Semiconductor Corp.1	46,661	2,347
	Amadeus IT Group SA, Class A, non-registered shares1	39,769	2,215
	Advanced Micro Devices, Inc.1	27,588	2,110
	DLocal, Ltd., Class A1	78,185	2,052
	Logitech International SA	38,622	2,018
	Cognizant Technology Solutions Corp., Class A	27,762	1,874
	Infosys, Ltd.	96,230	1,781
	Applied Materials, Inc.	19,121	1,740
	PayPal Holdings, Inc.1	24,259	1,694
	StoneCo, Ltd., Class A1	208,228	1,603
	FleetCor Technologies, Inc.1	7,609	1,599
	KLA Corp.	4,986	1,591
	Hexagon AB, Class B	105,226	1,093
	Globant SA1	6,239	1,086
	Hamamatsu Photonics KK	27,200	1,056
	Euronet Worldwide, Inc.1	10,178	1,024
	Hundsun Technologies, Inc., Class A	150,377	978
	MKS Instruments, Inc.	8,486	871
	Coforge, Ltd.	18,403	825
	Autodesk, Inc.1	4,715	811
	VeriSign, Inc.1	4,446	744
	Infineon Technologies AG	26,555	643
	Atlassian Corp. PLC, Class A1	3,424	642
	Canva, Inc.1,3,4,5	385	588
	Fabrinet, non-registered shares1	6,992	567
	Intel Corp.	3,575	134

			500,127

American Funds Insurance Series    53

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	Kotak Mahindra Bank, Ltd.	3,010,627	$ 63,325
11.95%	AIA Group, Ltd.	3,976,200	43,097
	Ping An Insurance (Group) Company of China, Ltd., Class H	4,121,344	28,021
	HDFC Bank, Ltd.	1,260,295	21,512
	B3 SA-Brasil, Bolsa, Balcao	10,216,738	21,396
	Capitec Bank Holdings, Ltd.	170,562	20,781
	Bajaj Finance, Ltd.	256,491	17,540
	Industrial and Commercial Bank of China, Ltd., Class H	23,013,000	13,667
	AU Small Finance Bank, Ltd.	1,514,002	11,344
	Banco Bilbao Vizcaya Argentaria, SA	2,164,760	9,824
	PB Fintech, Ltd.1	1,162,870	8,437
	Nu Holdings, Ltd., Class A1	2,004,606	7,497
	ICICI Bank, Ltd. (ADR)	300,062	5,323
	ICICI Bank, Ltd.	240,154	2,151
	Discovery, Ltd.1	921,680	7,257
	China Merchants Bank Co., Ltd., Class H	1,045,500	6,995
	S&P Global, Inc.	20,318	6,848
	UniCredit SpA	682,154	6,480
	XP, Inc., Class A1	341,304	6,130
	Hong Kong Exchanges and Clearing, Ltd.	117,600	5,785
	Bank Rakyat Indonesia (Persero) Tbk PT	20,501,900	5,711
	Eurobank Ergasias Services and Holdings SA1	6,082,762	5,375
	Moody’s Corp.	17,945	4,881
	Postal Savings Bank of China Co., Ltd., Class H	6,062,000	4,813
	Société Générale	207,077	4,533
	East Money Information Co., Ltd., Class A	1,153,656	4,377
	Lufax Holding, Ltd. (ADR)	687,300	4,124
	Alpha Services and Holdings SA1	4,683,510	4,084
	Aon PLC, Class A	10,856	2,928
	Bank Mandiri (Persero) Tbk PT	5,279,900	2,809
	Standard Bank Group, Ltd.	290,750	2,773
	Canara Bank	1,185,969	2,722
	Bajaj Finserv, Ltd.	18,250	2,526
	Fairfax Financial Holdings, Ltd., subordinate voting shares	4,711	2,496
	Bank Central Asia Tbk PT	5,066,200	2,466
	DBS Group Holdings, Ltd.	111,373	2,379
	HDFC Life Insurance Company, Ltd.	337,705	2,352
	Futu Holdings, Ltd. (ADR)1,2	41,701	2,177
	Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero
	Santander México, Class B	1,385,817	1,414
	China Construction Bank Corp., Class H	2,059,000	1,383
	TISCO Financial Group PCL, foreign registered shares	343,800	862
	Grupo Financiero Banorte, SAB de CV, Series O	85,744	478
	TCS Group Holding PLC (GDR)1,3,4	78,482	—6
	Moscow Exchange MICEX-RTS PJSC1,3,4	438,203	—6
	Sberbank of Russia PJSC1,3,4,7	2,662,164	—6
			381,073

Health care	Thermo Fisher Scientific, Inc.	73,249	39,795
11.67%	Eli Lilly and Company	99,900	32,391
	Abbott Laboratories	232,881	25,302
	Novo Nordisk A/S, Class B	209,543	23,241
	WuXi Biologics (Cayman), Inc.1	2,445,600	22,378
	AstraZeneca PLC	149,534	19,659
	WuXi AppTec Co., Ltd., Class A	809,559	12,576
	WuXi AppTec Co., Ltd., Class H	491,300	6,543
	PerkinElmer, Inc.	124,925	17,767
	Danaher Corp.	60,094	15,235
	Jiangsu Hengrui Medicine Co., Ltd., Class A	2,512,188	13,919
	Carl Zeiss Meditec AG, non-registered shares2	100,330	11,976
	BeiGene, Ltd. (ADR)1	65,037	10,526

54    American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	BeiGene, Ltd., Class H1,2	49,700	$624
(continued)	Laurus Labs, Ltd.	1,762,486	10,371
	CanSino Biologics, Inc., Class H	996,718	10,206
	Shionogi & Co., Ltd.	183,000	9,246
	CSL, Ltd.	49,605	9,213
	Pfizer, Inc.	174,518	9,150
	Olympus Corp.	398,800	8,014
	Hypera SA, ordinary nominative shares	1,020,998	7,421
	Hapvida Participacoes e Investimentos SA1	6,522,586	6,817
	Zoetis, Inc., Class A	33,143	5,697
	Pharmaron Beijing Co., Ltd., Class A	340,250	4,839
	Pharmaron Beijing Co., Ltd., Class H	26,850	269
	Siemens Healthineers AG	82,699	4,202
	Rede D’Or Sao Luiz SA	756,718	4,190
	Hutchmed China, Ltd.1,2	808,232	1,992
	Hutchmed China, Ltd. (ADR)1	150,024	1,896
	Legend Biotech Corp. (ADR)1	65,903	3,625
	Straumann Holding AG	29,438	3,535
	Grifols, SA, Class A, non-registered shares1	155,398	2,937
	Teva Pharmaceutical Industries, Ltd. (ADR)1	248,351	1,868
	OdontoPrev SA, ordinary nominative shares	1,044,247	1,866
	Align Technology, Inc.1	7,775	1,840
	Mettler-Toledo International, Inc.1	1,508	1,732
	Angelalign Technology, Inc.	85,000	1,703
	Medtronic PLC	16,413	1,473
	Asahi Intecc Co., Ltd.	91,800	1,386
	Genus PLC	40,970	1,251
	Innovent Biologics, Inc.1	220,000	978
	Merck KGaA	5,502	928
	Hangzhou Tigermed Consulting Co., Ltd., Class A	50,871	870
	Zai Lab, Ltd. (ADR)1	16,060	557
	Shandong Pharmaceutical Glass Co., Ltd., Class A	66,700	278

			372,282

Consumer	LVMH Moët Hennessy-Louis Vuitton SE	60,448	36,849
discretionary	MercadoLibre, Inc.1	35,216	22,428
10.52%	General Motors Company1	699,053	22,202
	Hermès International	17,033	19,046
	Galaxy Entertainment Group, Ltd.	2,970,000	17,714
	Li Ning Co., Ltd.	1,835,501	17,006
	Evolution AB	179,821	16,350
	EssilorLuxottica	85,613	12,821
	Trip.com Group, Ltd. (ADR)1	409,020	11,228
	XPeng, Inc., Class A1,2	663,978	10,696
	Midea Group Co., Ltd., Class A	1,104,055	9,960
	JD.com, Inc., Class A	240,530	7,749
	Kering SA	14,088	7,236
	YUM! Brands, Inc.	63,025	7,154
	Huazhu Group, Ltd. (ADR)	181,055	6,898
	Zhongsheng Group Holdings, Ltd.	885,500	6,246
	Cie. Financière Richemont SA, Class A	58,126	6,189
	Booking Holdings, Inc.1	3,215	5,623
	Alibaba Group Holding, Ltd.1	382,972	5,461
	Astra International Tbk PT	12,241,400	5,444
	Americanas SA, ordinary nominative shares	2,105,517	5,403
	NIKE, Inc., Class B	52,547	5,370
	Jumbo SA	367,791	5,342
	Tesla, Inc.1	7,065	4,758
	Pop Mart International Group, Ltd.	980,400	4,735
	Industria de Diseño Textil, SA	206,902	4,681
	Marriott International, Inc., Class A	32,868	4,470

American Funds Insurance Series    55

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer	JD Health International, Inc.1	523,450	$ 4,106
discretionary	Titan Co., Ltd.	158,667	3,900
(continued)	IDP Education, Ltd.	218,530	3,593
	China MeiDong Auto Holdings, Ltd.	950,000	2,990
	Lear Corp.	23,098	2,908
	Maruti Suzuki India, Ltd.	24,639	2,643
	Samsonite International SA1	1,322,400	2,632
	Airbnb, Inc., Class A1	27,875	2,483
	InterContinental Hotels Group PLC	42,267	2,238
	Aptiv PLC1	24,637	2,194
	Prosus NV, Class N	31,819	2,083
	Entain PLC1	118,320	1,793
	Inchcape PLC	202,422	1,714
	Shangri-La Asia, Ltd.1	2,024,000	1,641
	Fast Retailing Co., Ltd.	2,700	1,414
	Melco Resorts & Entertainment, Ltd. (ADR)1	237,753	1,367
	FSN E-Commerce Ventures, Ltd.1	68,803	1,226
	Naspers, Ltd., Class N	7,089	1,032
	Gree Electric Appliances, Inc. of Zhuhai, Class A	150,246	757
	Stellantis NV	61,093	754
	adidas AG	4,196	742
	Flutter Entertainment PLC1	6,950	703
	Levi Strauss & Co., Class A	42,463	693
	Jiumaojiu International Holdings, Ltd.2	239,000	635
	Cyrela Brazil Realty SA, ordinary nominative shares	117,858	266
	Ozon Holdings PLC (ADR)1,3,4	209,599	—6
			335,566

Industrials	Airbus SE, non-registered shares	375,800	36,409
8.88%	IMCD NV	130,844	17,956
	Shenzhen Inovance Technology Co., Ltd., Class A	1,466,674	14,432
	General Electric Co.	215,458	13,718
	DSV A/S	96,469	13,472
	Safran SA	128,904	12,726
	International Container Terminal Services, Inc.	3,767,720	12,608
	Copa Holdings, SA, Class A1	189,059	11,981
	Larsen & Toubro, Ltd.	594,628	11,733
	Rumo SA	3,508,073	10,705
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,393,424	9,825
	Grab Holdings, Ltd., Class A1	3,233,079	8,180
	Suzhou Maxwell Technologies Co., Ltd., Class A	98,600	7,230
	Caterpillar, Inc.	39,829	7,120
	CCR SA, ordinary nominative shares	2,717,276	6,506
	TransDigm Group, Inc.1	10,219	5,484
	Contemporary Amperex Technology Co., Ltd., Class A	67,047	5,348
	Nidec Corp.	84,200	5,200
	Thales SA	38,118	4,676
	Carrier Global Corp.	120,077	4,282
	InPost SA1,2	729,246	4,228
	Daikin Industries, Ltd.	26,000	4,168
	Wizz Air Holdings PLC1	191,404	4,087
	Raytheon Technologies Corp.	42,230	4,059
	ZTO Express (Cayman), Inc., Class A (ADR)	136,462	3,746
	Centre Testing International Group Co., Ltd.	978,596	3,393
	Boeing Company1	24,587	3,362
	SMC Corp.	7,300	3,253
	Spirax-Sarco Engineering PLC	25,418	3,056
	Ryanair Holdings PLC (ADR)1	42,600	2,865
	Interpump Group SpA	73,018	2,784
	AirTAC International Group1	74,000	2,466
	Hitachi, Ltd.	49,300	2,339

56    American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Bureau Veritas SA	87,556	$ 2,243
(continued)	Epiroc AB, Class B	158,534	2,142
	Mitsubishi Heavy Industries, Ltd.	58,500	2,046
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	144,377	2,011
	ABB, Ltd.	74,036	1,974
	Bharat Electronics, Ltd.	627,525	1,860
	Havells India, Ltd.	127,229	1,769
	Siemens AG	15,401	1,567
	Haitian International Holdings, Ltd.	509,000	1,301
	Atlas Copco AB, Class B	136,812	1,144
	Experian PLC	27,683	811
	China Merchants Port Holdings Co., Ltd.	272,000	462
	Hefei Meyer Optoelectronic Technology, Inc., Class A	126,100	408

			283,135

Materials	Vale SA, ordinary nominative shares	1,749,384	25,592
7.76%	Vale SA, ordinary nominative shares (ADR)	1,614,308	23,617
	First Quantum Minerals, Ltd.	1,631,131	30,945
	Freeport-McMoRan, Inc.	771,837	22,584
	Asian Paints, Ltd.	583,858	19,926
	Sika AG	64,792	14,931
	Albemarle Corp.	70,823	14,801
	Linde PLC	47,848	13,758
	Pidilite Industries, Ltd.	429,669	11,371
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	861,793	6,626
	Sociedad Química y Minera de Chile SA, Class B (ADR)	62,332	5,207
	Givaudan SA	1,416	4,979
	LANXESS AG	137,274	4,917
	Wacker Chemie AG	34,003	4,903
	Barrick Gold Corp.	271,788	4,808
	Shin-Etsu Chemical Co., Ltd.	41,300	4,657
	Yunnan Energy New Material Co., Ltd., Class A	124,100	4,643
	Shandong Sinocera Functional Material Co., Ltd., Class A	575,500	3,088
	Fresnillo PLC	300,858	2,808
	SKSHU Paint Co., Ltd., Class A1	141,065	2,727
	Loma Negra Compania Industrial Argentina SA (ADR)	530,050	2,693
	SIG Group AG	92,597	2,039
	Amcor PLC (CDI)	151,073	1,881
	Arkema SA	20,250	1,802
	CCL Industries, Inc., Class B, nonvoting shares	37,100	1,754
	Koninklijke DSM NV	12,188	1,751
	Nutrien, Ltd.	16,357	1,303
	OCI NV	37,480	1,236
	Corteva, Inc.	19,843	1,074
	Umicore SA	27,264	952
	Glencore PLC	166,729	903
	Celanese Corp.	7,208	848
	Anglo American PLC	19,828	709
	BASF SE	13,092	570
	Impala Platinum Holdings, Ltd.	51,110	569
	Navin Fluorine International, Ltd.	10,286	476
	Polymetal International PLC	76,572	169
	Alrosa PJSC3,4	1,123,215	—6
			247,617

Consumer staples	Kweichow Moutai Co., Ltd., Class A	197,607	60,366
6.83%	ITC, Ltd.	4,202,675	14,555
	Bunge, Ltd.	154,489	14,011
	Constellation Brands, Inc., Class A	50,621	11,798
	Nestlé SA	94,775	11,063

American Funds Insurance Series    57

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer staples	Anheuser-Busch InBev SA/NV	184,861	$ 9,950
(continued)	British American Tobacco PLC	204,480	8,760
	Japan Tobacco, Inc.2	420,300	7,267
	Philip Morris International, Inc.	64,416	6,360
	Carlsberg A/S, Class B	49,429	6,296
	Wuliangye Yibin Co., Ltd., Class A	199,771	6,026
	Pernod Ricard SA	32,594	5,988
	Monster Beverage Corp.1	62,896	5,830
	Varun Beverages, Ltd.	522,753	5,233
	Raia Drogasil SA, ordinary nominative shares	1,406,218	5,159
	Kimberly-Clark de México, SAB de CV, ordinary participation certificates, Class A2	3,747,683	5,075
	Foshan Haitian Flavouring and Food Co., Ltd., Class A	314,996	4,252
	Avenue Supermarts, Ltd.1	98,499	4,248
	Dabur India, Ltd.	499,893	3,139
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	502,900	2,926
	Arca Continental, SAB de CV	404,001	2,662
	L’Oréal SA, non-registered shares	6,365	2,196
	Mondelez International, Inc.	32,465	2,016
	Proya Cosmetics Co., Ltd., Class A	80,420	1,984
	Danone SA	34,906	1,948
	Monde Nissin Corp.1	8,193,900	1,937
	United Spirits, Ltd.1	158,456	1,524
	Reckitt Benckiser Group PLC	19,968	1,500
	Unilever PLC (EUR denominated)	30,374	1,379
	Uni-Charm Corp.	23,900	800
	Heineken NV	5,989	546
	Shiseido Company, Ltd.	11,200	450
	Diageo PLC	9,646	415
	X5 Retail Group NV (GDR)3,4	88,147	—6
			217,659

Communication	Alphabet, Inc., Class C1	16,377	35,824
services	Alphabet, Inc., Class A1	3,933	8,571
4.86%	Tencent Holdings, Ltd.	389,500	17,592
	Meta Platforms, Inc., Class A1	101,985	16,445
	América Móvil, SAB de CV, Series L (ADR)	709,818	14,501
	Bharti Airtel, Ltd.1	1,599,162	13,870
	Bharti Airtel, Ltd., interim shares1	80,154	307
	Sea, Ltd., Class A (ADR)1	161,435	10,793
	Vodafone Group PLC	5,163,100	7,961
	NetEase, Inc.	176,100	3,234
	NetEase, Inc. (ADR)	27,722	2,588
	Activision Blizzard, Inc.	70,185	5,465
	Netflix, Inc.1	28,356	4,959
	Indus Towers, Ltd.	1,750,611	4,635
	Telefónica, SA, non-registered shares1	411,518	2,097
	MTN Group, Ltd.	250,294	2,031
	JCDecaux SA1	116,458	1,956
	Informa PLC1	261,509	1,683
	SoftBank Group Corp.	13,700	529
	Yandex NV, Class A1,3,4	378,730	—6
			155,041

Energy	Reliance Industries, Ltd.1	2,050,136	67,383
4.31%	New Fortress Energy, Inc., Class A	360,837	14,278
	BP PLC	2,081,862	9,840
	Baker Hughes Co., Class A	267,116	7,712
	Cheniere Energy, Inc.	56,794	7,555
	Aker BP ASA2	92,604	3,217
	Aker BP ASA (SDR)3	72,417	2,515

58    American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Energy	Exxon Mobil Corp.	56,855	$4,869
(continued)	Hess Corp.	43,633	4,622
	TotalEnergies SE	83,475	4,406
	Chevron Corp.	25,503	3,692
	Shell PLC (GBP denominated)	134,028	3,482
	INPEX Corp.2	195,000	2,113
	TechnipFMC PLC1	180,463	1,215
	Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	32,841	384
	Orron Energy AB	36,490	25
	Gazprom PJSC (ADR)3,4	472,929	—6
	Rosneft Oil Company PJSC (GDR)3,4	588,661	—6
			137,308

Real estate	Macrotech Developers, Ltd.1	833,489	11,282
1.68%	American Tower Corp. REIT	41,814	10,687
	ESR Group, Ltd.1	2,773,600	7,494
	CK Asset Holdings, Ltd.	960,000	6,790
	BR Malls Participacoes SA, ordinary nominative shares	3,938,172	5,659
	Country Garden Services Holdings Co., Ltd.	666,000	2,966
	China Overseas Land & Investment, Ltd.	915,500	2,894
	Shimao Services Holdings, Ltd.1	5,605,187	2,700
	CTP NV	198,078	2,283
	China Vanke Co., Ltd., Class H	280,300	705

			53,460

Utilities	ENN Energy Holdings, Ltd.	1,778,100	29,209
1.55%	AES Corp.	460,707	9,680
	Engie SA	448,515	5,154
	Power Grid Corporation of India, Ltd.	1,119,742	3,005
	Enel SpA	329,104	1,800
	China Resources Gas Group, Ltd.	100,000	466
	China Gas Holdings, Ltd.	67,400	104

			49,418
	Total common stocks (cost: $2,290,258,000)
			2,732,686
Preferred securities 0.94%

Consumer	Getir BV, Series D, preferred shares1,3,4,5	7,768	4,996
discretionary	Porsche Automobil Holding SE, nonvoting preferred shares	63,178	4,179
0.29%
			9,175

Materials	Gerdau SA, preferred nominative shares	1,782,592	7,613
0.24%

Real estate	QuintoAndar, Ltd., Series E, preferred shares1,3,4,5	32,657	4,925
0.19%	QuintoAndar, Ltd., Series E-1, preferred shares1,3,4,5	8,400	1,267
			6,192

Industrials	GOL Linhas Aéreas Inteligentes SA, preferred nominative shares1	1,385,809	2,402
0.08%	GOL Linhas Aéreas Inteligentes SA, preferred nominative shares (ADR)1,2	65,296	222
			2,624

Health care	Grifols, SA, Class B, nonvoting non-registered preferred shares1	179,075	2,117
0.07%

American Funds Insurance Series    59
New World Fund (continued)

Preferred securities (continued)			Value
		Shares	(000)

Financials	Itaú Unibanco Holding SA, preferred nominative (ADR)	151,962	$ 650
0.04%	Itaú Unibanco Holding SA, preferred nominative shares	113,600	492

			1,142

Energy	Petróleo Brasileiro SA (Petrobras), preferred nominative shares	168,756	901
0.03%

Information	Canva, Inc., Series A, noncumulative preferred shares1,3,4,5	34	52
technology	Canva, Inc., Series A-3, noncumulative preferred shares1,3,4,5	1	1
0.00%
			53

	Total preferred securities (cost: $29,021,000)
			29,817
Rights & warrants 0.02%

Materials	Shandong Sinocera Functional Material Co., Ltd., Class A, warrants, expire 20221,3,7	124,600	668
0.02%

Consumer	Compagnie Financière Richemont SA, Class A, warrants, expire 20231	105,741	58
discretionary	Total rights & warrants (cost: $837,000)
			726
0.00%
		Principal amount

Bonds, notes & other debt instruments 3.25%
		(000)

Bonds & notes of governments & government agencies outside the U.S. 2.72%

	Abu Dhabi (Emirate of) 2.50% 20297	USD1,000	920
	Abu Dhabi (Emirate of) 1.70% 20317	885	745
	Angola (Republic of) 8.25% 2028	500	417
	Angola (Republic of) 8.00% 20297	1,800	1,430
	Angola (Republic of) 8.75% 20327	480	385
	Argentine Republic 1.00% 2029	100	23
	Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)8	5,341	1,267
	Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)8	4,190	908
	Argentine Republic 2.00% 2038 (3.875% on 7/9/2022)8	1,318	377
	Argentine Republic 2.50% 2041 (3.50% on 7/9/2022)8	10,200	2,751
	Armenia (Republic of) 7.15% 2025	290	287
	Bahrain (Kingdom of) 6.75% 20297	500	480
	Belarus (Republic of) 6.875% 2023	915	174
	Belarus (Republic of) 5.875% 2026	230	38
	Belarus (Republic of) 7.625% 2027	335	55
	Brazil (Federative Republic of) 6.00% 20279	BRL21,131	4,107
	Brazil (Federative Republic of) 10.00% 2027	19,869	3,450
	Chile (Republic of) 3.10% 2041	USD375	286
	Chile (Republic of) 4.34% 2042	645	575
	China (People’s Republic of), Series INBK, 2.89% 2031	CNY36,200	5,417
	China (People’s Republic of), Series INBK, 3.72% 2051	34,650	5,526
	Colombia (Republic of) 4.50% 2026	USD280	263
	Colombia (Republic of) 3.00% 2030	213	162
	Colombia (Republic of) 3.25% 2032	700	508
	Colombia (Republic of) 7.375% 2037	1,090	1,011
	Colombia (Republic of) 5.625% 2044	320	231
	Colombia (Republic of) 5.00% 2045	348	234
	Colombia (Republic of) 5.20% 2049	555	378
	Colombia (Republic of) 4.125% 2051	350	211
	Cote d’Ivoire (Republic of) 4.875% 2032	EUR150	114
	Dominican Republic 6.875% 2026	USD370	378

60    American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

Dominican Republic 8.625% 20277	USD575	$ 599
Dominican Republic 5.50% 20297	275	240
Dominican Republic 11.375% 2029	DOP12,800	234
Dominican Republic 6.00% 20337	USD150	125
Dominican Republic 7.45% 2044	1,400	1,200
Dominican Republic 7.45% 20447	1,125	964
Dominican Republic 6.85% 2045	320	254
Dominican Republic 5.875% 20607	280	192
Egypt (Arab Republic of) 5.75% 20247	450	403
Egypt (Arab Republic of) 5.625% 2030	EUR260	170
Egypt (Arab Republic of) 5.875% 20317	USD365	228
Egypt (Arab Republic of) 6.375% 2031	EUR350	232
Egypt (Arab Republic of) 7.625% 20327	USD1,140	750
Egypt (Arab Republic of) 7.625% 2032	275	181
Egypt (Arab Republic of) 8.50% 2047	1,200	715
Egypt (Arab Republic of) 8.875% 2050	850	519
Egypt (Arab Republic of) 8.75% 2051	755	457
Egypt (Arab Republic of) 8.15% 20597	500	291
Ethiopia (Federal Democratic Republic of) 6.625% 2024	1,830	1,047
Export-Import Bank of India 3.25% 2030	1,180	1,028
Gabonese Republic 6.95% 2025	540	475
Gabonese Republic 7.00% 2031	520	381
Ghana (Republic of) 6.375% 2027	485	279
Ghana (Republic of) 7.875% 2027	200	117
Ghana (Republic of) 7.625% 2029	460	227
Ghana (Republic of) 7.75% 20297	1,125	565
Ghana (Republic of) 8.125% 2032	2,130	1,037
Honduras (Republic of) 6.25% 2027	1,365	1,074
Honduras (Republic of) 5.625% 2030	678	460
Honduras (Republic of) 5.625% 20307	281	191
Indonesia (Republic of) 6.625% 2037	500	550
Indonesia (Republic of) 5.25% 2042	840	824
Iraq (Republic of) 6.752% 2023	960	940
Jordan (Hashemite Kingdom of) 5.75% 20277	800	705
Kazakhstan (Republic of) 6.50% 20457	800	806
Kenya (Republic of) 7.25% 2028	200	145
Kenya (Republic of) 8.25% 20487	1,800	1,112
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)8	880	640
Oman (Sultanate of) 4.875% 20257	565	554
Oman (Sultanate of) 5.375% 2027	750	731
Oman (Sultanate of) 6.25% 20317	890	862
Pakistan (Islamic Republic of) 5.625% 2022	850	799
Pakistan (Islamic Republic of) 8.25% 20257	410	296
Pakistan (Islamic Republic of) 6.00% 20267	380	258
Pakistan (Islamic Republic of) 6.875% 20277	1,050	716
Pakistan (Islamic Republic of) 7.875% 2036	200	121
Panama (Republic of) 3.75% 20267	1,180	1,148
Panama (Republic of) 4.50% 2047	1,155	951
Panama (Republic of) 4.50% 2050	400	326
Panama (Republic of) 4.30% 2053	400	315
Panama (Republic of) 4.50% 2063	200	154
Paraguay (Republic of) 4.70% 20277	400	385
Paraguay (Republic of) 4.95% 2031	320	297
Peru (Republic of) 3.00% 2034	425	350
Peru (Republic of) 6.55% 2037	1,070	1,163
Peru (Republic of) 3.55% 2051	370	277
Peru (Republic of) 2.78% 2060	365	227
PETRONAS Capital, Ltd. 4.55% 20507	400	383
Philippines (Republic of) 1.648% 2031	580	467
Philippines (Republic of) 6.375% 2034	820	923
Philippines (Republic of) 3.95% 2040	900	785

American Funds Insurance Series    61

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

	Philippines (Republic of) 3.70% 2041	USD505	$ 421
	Philippines (Republic of) 2.95% 2045	790	569
	PT Indonesia Asahan Aluminium Tbk 6.757% 2048	200	181
	Qatar (State of) 4.50% 20287	2,000	2,075
	Qatar (State of) 4.50% 2028	600	622
	Romania 2.00% 2032	EUR1,375	987
	Romania 2.00% 2033	300	205
	Romania 5.125% 20487	USD500	390
	Russian Federation 4.25% 202710	1,000	275
	Russian Federation 4.375% 20297	800	188
	Russian Federation 5.10% 2035	1,600	381
	Russian Federation 5.25% 20473,10	1,200	342
	Senegal (Republic of) 4.75% 2028	EUR950	811
	South Africa (Republic of) 5.875% 2030	USD1,500	1,357
	South Africa (Republic of) 5.875% 2032	400	342
	Sri Lanka (Democratic Socialist Republic of) 6.125% 202510	450	150
	Sri Lanka (Democratic Socialist Republic of) 6.85% 202510	1,904	628
	Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,270	441
	Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	471	153
	Tunisia (Republic of) 6.75% 2023	EUR465	340
	Tunisia (Republic of) 6.75% 2023	310	226
	Tunisia (Republic of) 5.625% 2024	710	438
	Tunisia (Republic of) 5.75% 2025	USD875	489
	Turkey (Republic of) 6.375% 2025	200	178
	Turkey (Republic of) 7.625% 2029	200	169
	Turkey (Republic of) 11.875% 2030	800	845
	Turkey (Republic of) 5.875% 2031	1,170	842
	Turkey (Republic of) 4.875% 2043	400	238
	Turkey (Republic of) 5.75% 2047	2,205	1,363
	Ukraine 8.994% 2024	600	159
	Ukraine 7.75% 2027	2,328	607
	Ukraine 9.75% 2028	900	228
	Ukraine 7.375% 2032	2,180	546
	United Mexican States 4.50% 2029	300	292
	United Mexican States 4.75% 2032	870	836
	United Mexican States 4.75% 2044	1,090	910
	United Mexican States 3.75% 2071	200	128
	United Mexican States, Series M, 7.50% 2027	MXN20,360	947
	Venezuela (Bolivarian Republic of) 7.00% 201810	USD64	5
	Venezuela (Bolivarian Republic of) 7.75% 201910	1,149	89
	Venezuela (Bolivarian Republic of) 6.00% 202010	950	74
	Venezuela (Bolivarian Republic of) 12.75% 202210	85	7
	Venezuela (Bolivarian Republic of) 9.00% 202310	1,383	118
	Venezuela (Bolivarian Republic of) 8.25% 202410	299	25
	Venezuela (Bolivarian Republic of) 7.65% 202510	129	11
	Venezuela (Bolivarian Republic of) 11.75% 202610	64	6
	Venezuela (Bolivarian Republic of) 9.25% 202710	170	15
	Venezuela (Bolivarian Republic of) 9.25% 202810	319	28
	Venezuela (Bolivarian Republic of) 11.95% 203110	106	9
	Venezuela (Bolivarian Republic of) 7.00% 203810	107	9
			86,648
Corporate bonds, notes & loans 0.45%

Energy	Oleoducto Central SA 4.00% 20277	255	213
0.15%	Petrobras Global Finance Co. 6.85% 2115	314	259
	Petróleos Mexicanos 6.875% 2026	1,025	926
	Petróleos Mexicanos 6.49% 2027	2,020	1,754
	Petróleos Mexicanos 8.75% 20297	755	685

62    American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Petróleos Mexicanos 6.70% 2032	USD622	$475
(continued)	Petrorio Luxembourg SARL 6.125% 2026	200	184
	Sinopec Group Overseas Development (2018), Ltd. 3.10% 20517	630	450
			4,946

Financials	Bangkok Bank PCL 3.733% 2034
0.10%	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)8	1,140	1,000
	China Construction Bank Corp. 2.85% 2032
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.40% on 1/21/2027)8	830	777
	HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds
	(5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)7,8	600	499
	Power Financial Corp., Ltd. 6.15% 2028	432	450
	Power Financial Corp., Ltd. 4.50% 2029	273	255
	Power Financial Corp., Ltd. 3.35% 2031	310	258

			3,239

Materials	Braskem Idesa SAPI 7.45% 2029	775	666
0.06%	Braskem Idesa SAPI 7.45% 20297	300	258
	CSN Resources SA 7.625% 2026	224	227
	GC Treasury Center Co., Ltd. 4.40% 20327	230	212
	Sasol Financing USA, LLC 5.875% 2024	500	490

			1,853

Consumer	Alibaba Group Holding, Ltd. 4.20% 2047	600	498
discretionary	Alibaba Group Holding, Ltd. 3.15% 2051	410	281
0.05%	Meituan Dianping 3.05% 20307	800	596
	Sands China, Ltd. 4.375% 2030	220	161

			1,536

Communication	Axiata SPV5 Labuan, Ltd. 3.064% 2050	357	257
services	PLDT, Inc. 2.50% 2031	210	176
0.04%	Tencent Holdings, Ltd. 3.975% 2029	400	379
	Tencent Holdings, Ltd. 3.24% 20507	580	401
			1,213

Utilities	AES Panama Generation Holdings SRL 4.375% 20307	280	240
0.03%	Empresas Publicas de Medellin ESP 4.25% 20297	412	322
	Empresas Publicas de Medellin ESP 4.375% 20317	360	276
			838

Industrials	Mexico City Airport Trust 4.25% 2026	475	438
0.01%

Consumer staples	Marfrig Global Foods SA 3.95% 2031	320	246
0.01%	Total corporate bonds, notes & loans
			14,309

U.S. Treasury bonds & notes 0.08%

U.S. Treasury	U.S. Treasury (3-month U.S. Treasury Bill Yield - 0.015%) 1.662% 202411,12	2,730	2,731
0.08%	Total bonds, notes & other debt instruments (cost: $137,365,000)
			103,688

American Funds Insurance Series    63

New World Fund (continued)

Short-term securities 10.15%

Value

Shares(000)

Money market investments 9.91%

Capital Group Central Cash Fund 1.38%13,14	3,161,065	$ 316,043

Money market investments purchased with collateral from securities on loan 0.24%

		Capital Group Central Cash Fund 1.38%13,14,15					21,446	2,145
		Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%13,15					1,132,122	1,132
		BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%13,15					1,072,108	1,072
		Invesco Short-Term Investments Trust – Government & Agency Portfolio,
		Institutional Class 1.38%13,15					1,072,108	1,072
		Morgan Stanley Institutional Liquidity Funds – Government Portfolio,
		Institutional Class 1.38%13,15					1,072,108	1,072
		State Street Institutional U.S. Government Money Market Fund,
		Institutional Class 1.40%13,15					1,072,108	1,072
								7,565
		Total short-term securities (cost: $323,653,000)
								323,608
		Total investment securities 100.05% (cost: $2,781,134,000)
								3,190,525
		Other assets less liabilities (0.05)%						(1,526)
		Net assets 100.00%
								$3,188,999
Futures contracts

								Value and
								unrealized
								appreciation
							Notional	(depreciation)
					Number of		amount	at 6/30/2022
Contracts				Type	contracts	Expiration	(000)	(000)

5 Year U.S. Treasury Note Futures				Short	111	September 2022	USD(12,460)	$97
10 Year Euro-Bund Futures				Short	11	September 2022	(1,715)	(12)
10 Year U.S. Treasury Note Futures				Short	4	September 2022	(474)	(3)
10 Year Ultra U.S. Treasury Note Futures				Short	33	September 2022	(4,203)	63
30 Year Ultra U.S. Treasury Bond Futures				Long	44	September 2022	6,791	(103)

								$42
Forward currency contracts

								Unrealized
	Contract amount							appreciation
								(depreciation)

Currency purchased		Currency sold					Settlement	at 6/30/2022
(000)		(000)			Counterparty		date	(000)

USD	1,797	EUR	1,680		Standard Chartered Bank		7/11/2022	$35
USD	1,111	EUR	1,054		UBS AG		7/27/2022	5
USD	429	EUR	410		Citibank		7/27/2022	(1)

								$39

64    American Funds Insurance Series

New World Fund (continued)

Investments in affiliates14

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2022	Additions	Reductions	loss	depreciation	6/30/2022	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 9.98%
Money market investments 9.91%
Capital Group Central Cash Fund 1.38%13	$216,764	$518,042	$418,693	$(9)	$(61)	$316,043	$640
Money market investments purchased with collateral
from securities on loan 0.07%
Capital Group Central Cash Fund 1.38%13,15	4,255		2,11016			2,145	—17
Total short-term securities						318,188
Total 9.98%
				$(9)	$(61)	$318,188	$640

Private placement securities5

Percent
Acquisition	Cost	Value	of net
date(s)	(000)	(000)	assets

QuintoAndar, Ltd., Series E, preferred shares	5/26/2021	$5,258	$4,925.15%
QuintoAndar, Ltd., Series E-1, preferred shares	12/20/2021	1,716	1,267.04
Getir BV, Series D, preferred shares	5/27/2021	3,500	4,996.16
Canva, Inc.	8/26/2021-11/4/2021	656	588.02
Canva, Inc., Series A, noncumulative preferred shares	11/4/2021	58	52.00
Canva, Inc., Series A-3, noncumulative preferred shares	11/4/2021	2	1.00

Total	$11,190	$11,829.37%

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $14,516,000, which represented .46% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $15,354,000, which represented

.48% of the net assets of the fund.

4Value determined using significant unobservable inputs.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.

6Amount less than one thousand.

7Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $23,206,000, which represented .73% of the net assets of the fund.

8Step bond; coupon rate may change at a later date.

9Index-linked bond whose principal amount moves with a government price index. 10Scheduled interest and/or principal payment was not received.

11All or a portion of this security was pledged as collateral. The total value of pledged collateral was $56,000, which represented less than .01% of the net assets of the fund.

12Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

13Rate represents the seven-day yield at 6/30/2022.

14Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

15Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

16Represents net activity. Refer to Note 5 for more information on securities lending.

17Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

American Funds Insurance Series    65

New World Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts

BRL = Brazilian reais

CDI = CREST Depository Interest

CNY = Chinese yuan

DOP = Dominican pesos

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

MXN = Mexican pesos

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

USD = U.S. dollars

Refer to the notes to financial statements.

66    American Funds Insurance Series

Washington Mutual Investors Fund

Investment portfolio June 30, 2022			unaudited
Common stocks 95.01%			Value
		Shares	(000)

Health care	UnitedHealth Group, Inc.	796,858	$ 409,290
21.46%	Pfizer, Inc.	4,842,021	253,867
	CVS Health Corp.	2,048,877	189,849
	Johnson & Johnson	1,035,170	183,753
	Eli Lilly and Company	384,935	124,808
	AbbVie, Inc.	733,883	112,402
	Humana, Inc.	215,320	100,785
	AstraZeneca PLC (ADR)	1,430,241	94,496
	Elevance Health, Inc.	156,459	75,504
	Abbott Laboratories	661,606	71,884
	Cigna Corp.	246,335	64,914
	Gilead Sciences, Inc.	1,033,081	63,855
	Danaher Corp.	202,837	51,423
	Bristol-Myers Squibb Company	534,888	41,187
	GSK PLC (ADR)1	620,748	27,021
	Thermo Fisher Scientific, Inc.	39,089	21,236
	Zimmer Biomet Holdings, Inc.	179,120	18,818
	Regeneron Pharmaceuticals, Inc.2	26,592	15,719
	Novo Nordisk A/S, Class B (ADR)	136,927	15,258
	Roche Holding AG (ADR)	332,061	13,850
	Molina Healthcare, Inc.2	38,989	10,902
	Zoetis, Inc., Class A	50,277	8,642
	Edwards Lifesciences Corp.2	85,300	8,111
	Baxter International, Inc.	114,187	7,334
	ResMed, Inc.	27,020	5,664
	Novartis AG (ADR)	54,811	4,633

			1,995,205

Information	Broadcom, Inc.	995,400	483,575
technology	Microsoft Corp.	1,863,466	478,594
17.49%	Intel Corp.	3,020,637	113,002
	Apple, Inc.	790,361	108,058
	ASML Holding NV (New York registered) (ADR)	136,017	64,728
	Fidelity National Information Services, Inc.	695,919	63,795
	Visa, Inc., Class A	260,973	51,383
	Automatic Data Processing, Inc.	141,598	29,741
	KLA Corp.	92,945	29,657
	Mastercard, Inc., Class A	92,154	29,073
	Paychex, Inc.	227,131	25,863
	Applied Materials, Inc.	266,611	24,256
	SAP SE (ADR)	253,285	22,978
	NetApp, Inc.	291,087	18,991
	TE Connectivity, Ltd.	165,716	18,751
	Motorola Solutions, Inc.	89,048	18,664
	Texas Instruments, Inc.	108,222	16,628
	QUALCOMM, Inc.	85,889	10,972
	Analog Devices, Inc.	51,759	7,562
	EPAM Systems, Inc.2	20,114	5,929
	Micron Technology, Inc.	81,603	4,511

			1,626,711

Financials	Marsh & McLennan Companies, Inc.	1,348,096	209,292
15.09%	CME Group, Inc., Class A	938,805	192,173
	BlackRock, Inc.	172,499	105,059
	Chubb, Ltd.	482,363	94,823
	JPMorgan Chase & Co.	800,597	90,155
	PNC Financial Services Group, Inc.	424,034	66,900
	Discover Financial Services	653,082	61,769
	Wells Fargo & Company	1,358,294	53,204
	Citizens Financial Group, Inc.	1,383,929	49,392

American Funds Insurance Series    67

Washington Mutual Investors Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	Capital One Financial Corp.	465,273	$ 48,477
(continued)	Bank of America Corp.	1,398,611	43,539
	S&P Global, Inc.	123,927	41,771
	Intercontinental Exchange, Inc.	437,688	41,160
	Toronto-Dominion Bank	613,252	40,217
	M&T Bank Corp.	179,930	28,679
	Travelers Companies, Inc.	149,753	25,328
	Nasdaq, Inc.	156,107	23,813
	Bank of Nova Scotia1	382,643	22,656
	Apollo Asset Management, Inc.	451,240	21,876
	KeyCorp	1,248,831	21,517
	Aon PLC, Class A	76,913	20,742
	KKR & Co., Inc.	343,773	15,913
	Carlyle Group, Inc.	489,328	15,492
	Truist Financial Corp.	325,043	15,417
	Morgan Stanley	189,430	14,408
	Fifth Third Bancorp	405,156	13,613
	Moody’s Corp.	34,233	9,310
	Everest Re Group, Ltd.	23,395	6,557
	Arthur J. Gallagher & Co.	23,039	3,756
	Charles Schwab Corp.	38,738	2,448
	Progressive Corp.	14,654	1,704
	Blackstone, Inc., nonvoting shares	18,477	1,686

			1,402,846

Industrials	Northrop Grumman Corp.	329,943	157,901
10.08%	Lockheed Martin Corp.	273,396	117,549
	L3Harris Technologies, Inc.	378,970	91,597
	CSX Corp.	2,723,188	79,136
	Raytheon Technologies Corp.	809,696	77,820
	Caterpillar, Inc.	407,624	72,867
	United Parcel Service, Inc., Class B	382,633	69,846
	Norfolk Southern Corp.	272,217	61,872
	Honeywell International, Inc.	309,349	53,768
	Waste Connections, Inc.	213,382	26,451
	ABB, Ltd. (ADR)	769,666	20,573
	Boeing Company2	107,073	14,639
	Huntington Ingalls Industries, Inc.	47,307	10,304
	Republic Services, Inc.	78,273	10,244
	BAE Systems PLC (ADR)	223,315	9,067
	PACCAR, Inc.	108,835	8,961
	HEICO Corp.	59,743	7,833
	Johnson Controls International PLC	161,819	7,748
	Rockwell Automation	37,903	7,554
	Union Pacific Corp.	35,399	7,550
	Air Lease Corp., Class A	168,866	5,645
	Cummins, Inc.	28,357	5,488
	RELX PLC (ADR)	186,041	5,012
	Equifax, Inc.	20,700	3,784
	Carrier Global Corp.	75,148	2,680
	Waste Management, Inc.	11,150	1,706

			937,595

Communication	Comcast Corp., Class A	7,060,959	277,072
services	Alphabet, Inc., Class C2	41,812	91,462
6.25%	Alphabet, Inc., Class A2	22,411	48,839
	Verizon Communications, Inc.	1,439,159	73,037
	Meta Platforms, Inc., Class A2	203,431	32,803
	Activision Blizzard, Inc.	398,372	31,017

68    American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Communication	AT&T, Inc.	1,021,586	$ 21,413
services	Electronic Arts, Inc.	36,898	4,489
(continued)	Deutsche Telekom AG (ADR)	46,580	928

			581,060

Energy	Chevron Corp.	784,607	113,595
6.13%	Pioneer Natural Resources Company	441,802	98,557
	Baker Hughes Co., Class A	3,185,578	91,968
	EOG Resources, Inc.	644,611	71,191
	ConocoPhillips	655,015	58,827
	Exxon Mobil Corp.	480,043	41,111
	TC Energy Corp.	687,906	35,641
	Canadian Natural Resources, Ltd.	428,638	23,009
	Coterra Energy, Inc.	659,802	17,016
	Valero Energy Corp.	96,484	10,254
	Enbridge, Inc.	218,229	9,222

			570,391

Consumer	Home Depot, Inc.	583,060	159,916
discretionary	YUM! Brands, Inc.	557,887	63,326
6.03%	General Motors Company2	1,817,415	57,721
	Darden Restaurants, Inc.	491,537	55,603
	VF Corp.	913,081	40,331
	Dollar General Corp.	105,032	25,779
	Wynn Resorts, Ltd.2	446,262	25,428
	TJX Companies, Inc.	438,382	24,484
	Target Corp.	165,824	23,419
	Starbucks Corp.	274,185	20,945
	Amazon.com, Inc.2	123,804	13,149
	Chipotle Mexican Grill, Inc.2	9,251	12,093
	D.R. Horton, Inc.	146,593	9,703
	Royal Caribbean Cruises, Ltd.2	242,395	8,462
	NIKE, Inc., Class B	69,525	7,105
	McDonald’s Corp.	21,948	5,419
	Polaris, Inc.	52,835	5,245
	Domino’s Pizza, Inc.	6,418	2,501

			560,629

Consumer staples	Archer Daniels Midland Company	1,393,507	108,136
5.51%	Nestlé SA (ADR)	576,464	67,095
	Keurig Dr Pepper, Inc.	1,644,363	58,194
	Kraft Heinz Company	1,101,959	42,029
	Procter & Gamble Company	270,452	38,888
	Reckitt Benckiser Group PLC (ADR)1	2,220,407	33,817
	Hormel Foods Corp.	601,233	28,474
	General Mills, Inc.	351,211	26,499
	Costco Wholesale Corp.	42,867	20,545
	Mondelez International, Inc.	308,720	19,168
	Conagra Brands, Inc.	424,766	14,544
	Church & Dwight Co., Inc.	154,431	14,310
	Unilever PLC (ADR)	283,070	12,973
	Walgreens Boots Alliance, Inc.	316,943	12,012
	Kimberly-Clark Corp.	59,250	8,008
	Danone (ADR)	694,054	7,732

			512,424

American Funds Insurance Series    69

Washington Mutual Investors Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Utilities	Sempra Energy	382,340	$ 57,454
3.01%	Constellation Energy Corp.	851,722	48,770
	Entergy Corp.	357,514	40,270
	Exelon Corp.	656,854	29,769
	Evergy, Inc.	394,084	25,714
	CMS Energy Corp.	357,860	24,156
	Public Service Enterprise Group, Inc.	235,300	14,890
	NextEra Energy, Inc.	147,221	11,404
	Edison International	159,615	10,094
	Dominion Energy, Inc.	124,211	9,913
	Xcel Energy, Inc.	110,238	7,800

			280,234

Materials	Dow, Inc.	826,397	42,650
2.66%	Rio Tinto PLC (ADR)1	662,958	40,440
	Linde PLC	132,451	38,084
	LyondellBasell Industries NV	390,543	34,157
	Corteva, Inc.	428,754	23,213
	Nucor Corp.	172,143	17,973
	Air Products and Chemicals, Inc.	66,153	15,909
	Huntsman Corp.	442,172	12,536
	Sherwin-Williams Company	36,847	8,250
	Albemarle Corp.	34,177	7,142
	Celanese Corp.	35,401	4,164
	H.B. Fuller Co.	38,637	2,326

			246,844

Real estate	Regency Centers Corp. REIT	716,891	42,519
1.30%	Digital Realty Trust, Inc. REIT	309,518	40,185
	Extra Space Storage, Inc. REIT	85,573	14,558
	American Tower Corp. REIT	47,490	12,138
	Boston Properties, Inc. REIT	66,803	5,944
	Alexandria Real Estate Equities, Inc. REIT	38,009	5,512

			120,856
	Total common stocks (cost: $7,598,704,000)
			8,834,795
Convertible stocks 0.67%

Information	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	21,152	31,794
technology

0.34%

Health care	Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 20231	197,800	9,783
0.21%	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 20231	6,821	9,026
			18,809

Utilities	NextEra Energy, Inc., convertible preferred units, 5.279% 2023	73,300	3,639
0.07%	American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	56,400	3,046

			6,685

Financials	KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023	79,100	4,625
0.05%	Total convertible stocks (cost: $64,933,000)
			61,913

70    American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Short-term securities 4.75%

Value

Shares(000)

Money market investments 4.21%

Capital Group Central Cash Fund 1.38%3,4	3,914,264	$ 391,348

Money market investments purchased with collateral from securities on loan 0.54%

Capital Group Central Cash Fund 1.38%3,4,5	141,925	14,189
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%3,5	7,491,971	7,492
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%3,5	7,094,818	7,095
Invesco Short-Term Investments Trust – Government & Agency Portfolio,
Institutional Class 1.38%3,5	7,094,818	7,095
Morgan Stanley Institutional Liquidity Funds – Government Portfolio,
Institutional Class 1.38%3,5	7,094,818	7,095
State Street Institutional U.S. Government Money Market Fund,
Institutional Class 1.40%3,5	7,094,818	7,095
		50,061
Total short-term securities (cost: $441,464,000)
		441,409
Total investment securities 100.43% (cost: $8,105,101,000)
		9,338,117
Other assets less liabilities (0.43)%		(39,638)
Net assets 100.00%
		$9,298,479

Investments in affiliates4

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2022	Additions	Reductions	loss	depreciation	6/30/2022	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 4.36%
Money market investments 4.21%
Capital Group Central Cash Fund 1.38%3	$321,870	$932,368	$862,775	$(19)	$(96)	$391,348	$823
Money market investments purchased with collateral
from securities on loan 0.15%
Capital Group Central Cash Fund 1.38%3,5	9,273	4,9166				14,189	—7
Total short-term securities						405,537
Total 4.36%
				$(19)	$(96)	$405,537	$823

1All or a portion of this security was on loan. The total value of all such securities was $81,124,000, which represented .87% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

2Security did not produce income during the last 12 months.

3Rate represents the seven-day yield at 6/30/2022.

4Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

5Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

6Represents net activity. Refer to Note 5 for more information on securities lending.

7Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

American Funds Insurance Series    71

Capital World Growth and Income Fund

Investment portfolio June 30, 2022			unaudited
Common stocks 94.25%			Value
		Shares	(000)

Information	Microsoft Corp.	232,205	$ 59,638
technology	Broadcom, Inc.	104,687	50,858
16.90%	Taiwan Semiconductor Manufacturing Company, Ltd.	2,850,800	45,638
	ASML Holding NV	47,460	22,672
	Tokyo Electron, Ltd.	55,100	17,990
	Apple, Inc.	117,010	15,998
	EPAM Systems, Inc.1	42,721	12,593
	Accenture PLC, Class A	25,447	7,065
	Micron Technology, Inc.	123,659	6,836
	Mastercard, Inc., Class A	16,110	5,082
	Capgemini SE	24,354	4,171
	Delta Electronics, Inc.	478,000	3,561
	Logitech International SA	68,047	3,555
	SK hynix, Inc.	48,181	3,377
	Fujitsu, Ltd.	25,800	3,226
	Hexagon AB, Class B	269,199	2,796
	Applied Materials, Inc.	30,672	2,790
	Keyence Corp.	7,700	2,632
	OBIC Co., Ltd.	15,800	2,235
	Ceridian HCM Holding, Inc.1	39,542	1,862
	MediaTek, Inc.	85,000	1,861
	Worldline SA, non-registered shares1	44,279	1,642
	TE Connectivity, Ltd.	13,769	1,558
	ServiceNow, Inc.1	3,204	1,524
	Microchip Technology, Inc.	24,738	1,437
	DocuSign, Inc.1	23,514	1,349
	Advanced Micro Devices, Inc.1	17,101	1,308
	Zscaler, Inc.1	7,768	1,161
	GlobalWafers Co., Ltd.	71,000	1,082
	PagSeguro Digital, Ltd., Class A1	93,201	954
	Snowflake, Inc., Class A1	6,444	896
	Nomura Research Institute, Ltd.	28,600	761
	RingCentral, Inc., Class A1	12,898	674
	SS&C Technologies Holdings, Inc.	10,174	591
	Atlassian Corp. PLC, Class A1	2,187	410
	Adobe, Inc.1	1,019	373
	Shopify, Inc., Class A, subordinate voting shares1	2,620	82
			292,238

Financials	Zurich Insurance Group AG	45,107	19,618
14.33%	Kotak Mahindra Bank, Ltd.	870,564	18,311
	Toronto-Dominion Bank (CAD denominated)	226,171	14,831
	AIA Group, Ltd.	1,325,999	14,372
	CME Group, Inc., Class A	69,452	14,217
	JPMorgan Chase & Co.	92,208	10,384
	ING Groep NV	1,015,415	10,036
	HDFC Bank, Ltd.	433,439	7,398
	HDFC Bank, Ltd. (ADR)	15,384	846
	Wells Fargo & Company	201,199	7,881
	DNB Bank ASA	415,741	7,452
	Ping An Insurance (Group) Company of China, Ltd., Class H	1,058,500	7,197
	B3 SA-Brasil, Bolsa, Balcao	3,340,070	6,995
	KBC Groep NV	124,391	6,979
	PNC Financial Services Group, Inc.	40,788	6,435
	Nasdaq, Inc.	38,692	5,902
	HDFC Life Insurance Company, Ltd.	706,444	4,920
	Intercontinental Exchange, Inc.	50,696	4,767
	Chubb, Ltd.	23,999	4,718
	Aon PLC, Class A	16,274	4,389
	Lufax Holding, Ltd. (ADR)	723,447	4,341
	Discover Financial Services	45,734	4,325

72    American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	American International Group, Inc.	78,621	$ 4,020
(continued)	Hong Kong Exchanges and Clearing, Ltd.	76,300	3,753
	Fifth Third Bancorp	98,490	3,309
	S&P Global, Inc.	9,704	3,271
	China Merchants Bank Co., Ltd., Class H	402,000	2,690
	China Merchants Bank Co., Ltd., Class A1	86,187	543
	Citigroup, Inc.	63,268	2,910
	Blackstone, Inc., nonvoting shares	27,530	2,512
	Macquarie Group, Ltd.	20,305	2,306
	Berkshire Hathaway, Inc., Class B1	8,401	2,294
	Morgan Stanley	25,627	1,949
	China Pacific Insurance (Group) Co., Ltd., Class H	782,000	1,911
	AXA SA	83,131	1,887
	Legal & General Group PLC	644,377	1,879
	Moody’s Corp.	6,865	1,867
	Banco Santander, SA	642,643	1,810
	BNP Paribas SA	35,932	1,708
	Postal Savings Bank of China Co., Ltd., Class H	2,145,000	1,703
	Fairfax Financial Holdings, Ltd., subordinate voting shares	3,119	1,653
	Power Corporation of Canada, subordinate voting shares	63,342	1,630
	FinecoBank SpA	134,386	1,608
	Apollo Asset Management, Inc.	32,705	1,586
	National Bank of Canada2	22,477	1,475
	Blue Owl Capital, Inc., Class A	142,699	1,431
	MSCI, Inc.	3,392	1,398
	Tryg A/S	57,214	1,285
	Tradeweb Markets, Inc., Class A	18,072	1,233
	Marsh & McLennan Companies, Inc.	7,865	1,221
	East Money Information Co., Ltd., Class A	306,800	1,164
	XP, Inc., Class A1	61,520	1,105
	Bajaj Finance, Ltd.	15,050	1,029
	Aegon NV2	196,376	849
	Swedbank AB, Class A	47,850	605
	Sberbank of Russia PJSC1,3,4,5	3,196,952	—6
			247,908

Health care	UnitedHealth Group, Inc.	67,543	34,692
13.20%	Abbott Laboratories	251,978	27,377
	Eli Lilly and Company	50,969	16,526
	Thermo Fisher Scientific, Inc.	22,955	12,471
	Pfizer, Inc.	216,083	11,329
	Novartis AG	126,639	10,725
	Centene Corp.1	111,784	9,458
	Daiichi Sankyo Company, Ltd.	355,000	8,993
	Amgen, Inc.	36,646	8,916
	AstraZeneca PLC	64,835	8,524
	Siemens Healthineers AG	158,547	8,057
	Gilead Sciences, Inc.	119,653	7,396
	Stryker Corp.	33,705	6,705
	Sanofi	65,965	6,660
	PerkinElmer, Inc.	42,073	5,984
	Olympus Corp.	222,100	4,463
	Medtronic PLC	44,519	3,996
	Vertex Pharmaceuticals, Inc.1	10,765	3,033
	Bayer AG	50,506	3,002
	Novo Nordisk A/S, Class B	22,508	2,496
	Zoetis, Inc., Class A	11,722	2,015
	Insulet Corp.1	8,893	1,938
	ResMed, Inc.	8,919	1,870
	Cigna Corp.	6,882	1,813
	Carl Zeiss Meditec AG, non-registered shares	15,068	1,798

American Funds Insurance Series    73

Capital World Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	Baxter International, Inc.	26,428	$ 1,697
(continued)	Alcon, Inc.	22,793	1,592
	AbbVie, Inc.	10,300	1,578
	DexCom, Inc.1	20,784	1,549
	Chugai Pharmaceutical Co., Ltd.2	60,300	1,542
	Intuitive Surgical, Inc.1	7,543	1,514
	Guardant Health, Inc.1	33,985	1,371
	Merck KGaA	7,118	1,201
	Rede D’Or Sao Luiz SA	199,176	1,103
	Edwards Lifesciences Corp.1	11,385	1,083
	GSK PLC	37,032	796
	Boston Scientific Corp.1	19,572	729
	CSL, Ltd.	3,803	706
	M3, Inc.	21,100	606
	Agilon Health, Inc.1	19,961	436
	CVS Health Corp.	3,377	313
	Molina Healthcare, Inc.1	1,089	304
	EUROAPI1	2,830	45
			228,402

Industrials	Airbus SE, non-registered shares	169,970	16,467
10.63%	General Electric Co.	251,069	15,986
	BAE Systems PLC	1,271,586	12,851
	Lockheed Martin Corp.	26,519	11,402
	Carrier Global Corp.	278,413	9,928
	CSX Corp.	325,955	9,472
	Raytheon Technologies Corp.	97,001	9,323
	Safran SA	70,335	6,944
	L3Harris Technologies, Inc.	28,606	6,914
	Deere & Company	22,511	6,741
	Caterpillar, Inc.	32,626	5,832
	LIXIL Corp.	298,500	5,588
	Melrose Industries PLC	2,468,805	4,499
	RELX PLC	124,070	3,362
	RELX PLC (ADR)	15,132	408
	VINCI SA	42,274	3,764
	Recruit Holdings Co., Ltd.	120,034	3,534
	Bureau Veritas SA	130,728	3,350
	Compagnie de Saint-Gobain SA, non-registered shares	75,890	3,256
	TransDigm Group, Inc.1	5,974	3,206
	Siemens AG	30,571	3,110
	Johnson Controls International PLC	55,955	2,679
	Bunzl PLC	71,427	2,364
	Brenntag SE	36,308	2,363
	ManpowerGroup, Inc.	30,899	2,361
	Canadian Pacific Railway, Ltd.	33,610	2,347
	Eiffage SA	23,538	2,118
	Schneider Electric SE	16,584	1,962
	Boeing Company1	13,627	1,863
	Thales SA	14,997	1,840
	Daikin Industries, Ltd.	11,200	1,795
	ASSA ABLOY AB, Class B	80,154	1,703
	Ritchie Bros. Auctioneers, Inc.	26,122	1,700
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	406,700	1,670
	BayCurrent Consulting, Inc.	5,700	1,517
	Waste Connections, Inc.	11,989	1,486
	Nidec Corp.	21,900	1,353
	SMC Corp.	2,900	1,292
	Rockwell Automation	5,363	1,069
	ACS Actividades de Construcción y Servicios SA	43,545	1,056
	Adecco Group AG	30,464	1,035

74    American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Atlas Copco AB, Class B	91,684	$767
(continued)	Interpump Group SpA	16,870	643
	Honeywell International, Inc.	1,774	308
	International Consolidated Airlines Group SA (CDI)1,2	221,732	291
	Otis Worldwide Corp.	4,082	288
	Ryanair Holdings PLC (ADR)1	1,400	94
			183,901

Consumer	LVMH Moët Hennessy-Louis Vuitton SE	41,387	25,229
discretionary	Home Depot, Inc.	69,134	18,961
8.99%	General Motors Company1	395,836	12,572
	Amazon.com, Inc.1	110,370	11,722
	Rivian Automotive, Inc., Class A1,2	238,652	6,143
	Stellantis NV	491,644	6,072
	Midea Group Co., Ltd., Class A	608,297	5,488
	Sony Group Corp.	66,700	5,454
	Booking Holdings, Inc.1	2,932	5,128
	Marriott International, Inc., Class A	35,169	4,783
	Flutter Entertainment PLC1	46,266	4,678
	Cie. Financière Richemont SA, Class A	42,168	4,490
	Restaurant Brands International, Inc. (CAD denominated)2	74,819	3,753
	Restaurant Brands International, Inc.	12,226	613
	Shimano, Inc.	20,200	3,412
	Chipotle Mexican Grill, Inc.1	2,186	2,858
	Industria de Diseño Textil, SA	121,254	2,743
	Astra International Tbk PT	5,952,600	2,647
	Evolution AB	26,108	2,374
	Sands China, Ltd.1	916,400	2,186
	MercadoLibre, Inc.1	3,315	2,111
	Pan Pacific International Holdings Corp.	124,500	1,987
	YUM! Brands, Inc.	17,358	1,970
	InterContinental Hotels Group PLC	37,148	1,967
	EssilorLuxottica	12,617	1,890
	NIKE, Inc., Class B	18,444	1,885
	Darden Restaurants, Inc.	14,188	1,605
	Royal Caribbean Cruises, Ltd.1	44,462	1,552
	Target Corp.	10,079	1,424
	Taylor Wimpey PLC	927,507	1,317
	Tesla, Inc.1	1,844	1,242
	Kindred Group PLC (SDR)	136,247	1,133
	Shenzhou International Group Holdings, Ltd.	93,000	1,127
	Kering SA	1,760	904
	Wynn Macau, Ltd.1	942,000	640
	Dollar Tree Stores, Inc.1	2,864	446
	Aristocrat Leisure, Ltd.	11,992	285
	Entain PLC1	17,337	263
	JD.com, Inc., Class A	6,747	217
	Airbnb, Inc., Class A1	2,134	190
	Cazoo Group, Ltd., Class A1	63,213	46
			155,507

Consumer staples	Philip Morris International, Inc.	283,405	27,983
7.59%	Nestlé SA	128,106	14,954
	Keurig Dr Pepper, Inc.	375,742	13,298
	British American Tobacco PLC	248,143	10,631
	British American Tobacco PLC (ADR)	6,936	298
	Kweichow Moutai Co., Ltd., Class A	31,900	9,745
	Kroger Co.	177,589	8,405
	Ocado Group PLC1	843,207	8,019
	Bunge, Ltd.	51,771	4,695

American Funds Insurance Series    75

Capital World Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer staples	Imperial Brands PLC	200,059	$ 4,471
(continued)	Danone SA	72,028	4,020
	Heineken NV	34,303	3,128
	Treasury Wine Estates, Ltd.	396,969	3,110
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	527,800	3,071
	Arca Continental, SAB de CV	440,180	2,900
	Seven & i Holdings Co., Ltd.	64,700	2,512
	Altria Group, Inc.	58,835	2,458
	Constellation Brands, Inc., Class A	9,529	2,221
	ITC, Ltd.	614,263	2,127
	Varun Beverages, Ltd.	185,051	1,852
	Ajinomoto Co., Inc.	55,600	1,352

			131,250

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	483,954	26,006
6.20%	EOG Resources, Inc.	94,807	10,470
	TotalEnergies SE	179,680	9,484
	Baker Hughes Co., Class A	298,859	8,628
	ConocoPhillips	66,573	5,979
	TC Energy Corp. (CAD denominated)	104,163	5,396
	Reliance Industries, Ltd.1	149,117	4,901
	Tourmaline Oil Corp.	92,483	4,809
	BP PLC	975,459	4,611
	Cenovus Energy, Inc. (CAD denominated)	216,254	4,114
	Shell PLC (GBP denominated)	155,689	4,044
	Aker BP ASA (SDR)3	67,333	2,338
	Aker BP ASA2	37,369	1,298
	Woodside Energy Group, Ltd.	120,486	2,648
	Woodside Energy Group, Ltd. (CDI)1	37,623	797
	Suncor Energy, Inc.	84,929	2,980
	Var Energi ASA	756,669	2,970
	Halliburton Company	94,296	2,957
	Cameco Corp.	130,751	2,749
	Orron Energy AB	62,313	43
	Gazprom PJSC (ADR)3,4	1,124,152	—6
			107,222

Materials	Vale SA, ordinary nominative shares	1,617,361	23,660
6.17%	Vale SA, ordinary nominative shares (ADR)	910,365	13,319
	Fortescue Metals Group, Ltd.	1,279,107	15,477
	Rio Tinto PLC	254,680	15,242
	Linde PLC	20,404	5,867
	Freeport-McMoRan, Inc.	188,466	5,514
	BHP Group, Ltd. (CDI)	142,026	3,971
	Barrick Gold Corp. (CAD denominated)2	127,238	2,250
	Barrick Gold Corp.	89,841	1,589
	Albemarle Corp.	11,592	2,422
	Air Liquide SA, non-registered shares	16,503	2,216
	Dow, Inc.	42,130	2,174
	HeidelbergCement AG	43,833	2,106
	Shin-Etsu Chemical Co., Ltd.	17,300	1,951
	Amcor PLC (CDI)	154,993	1,930
	Evonik Industries AG	86,135	1,838
	CRH PLC	45,078	1,559
	First Quantum Minerals, Ltd.	65,205	1,237
	Koninklijke DSM NV	6,143	883

76    American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Materials	Lynas Rare Earths, Ltd.1	129,901	$783
(continued)	Anglo American Platinum, Ltd.	4,725	414
	Akzo Nobel NV	5,299	348

			106,750

Communication	Alphabet, Inc., Class C1	12,258	26,814
services	Alphabet, Inc., Class A1	5,301	11,552
5.39%	Comcast Corp., Class A	340,637	13,367
	Netflix, Inc.1	38,683	6,764
	NetEase, Inc.	354,500	6,510
	Meta Platforms, Inc., Class A1	39,178	6,317
	SoftBank Corp.	553,985	6,151
	Universal Music Group NV	141,985	2,847
	Bharti Airtel, Ltd.1	196,064	1,700
	Bharti Airtel, Ltd., interim shares1	13,994	54
	Tencent Holdings, Ltd.	36,900	1,667
	Nippon Telegraph and Telephone Corp.	56,400	1,620
	Deutsche Telekom AG	76,322	1,515
	Take-Two Interactive Software, Inc.1	12,130	1,486
	Omnicom Group, Inc.	22,926	1,458
	Publicis Groupe SA	27,032	1,322
	Singapore Telecommunications, Ltd.	468,700	854
	ITV PLC	1,034,699	822
	SoftBank Group Corp.	9,100	351
	Yandex NV, Class A1,3,4	151,598	—6
			93,171

Utilities	National Grid PLC	541,460	6,934
2.92%	DTE Energy Company	52,656	6,674
	China Resources Gas Group, Ltd.	1,196,632	5,574
	Iberdrola, SA, non-registered shares	505,184	5,239
	E.ON SE	427,621	3,589
	Edison International	53,709	3,396
	PG&E Corp.1	330,808	3,301
	Engie SA	238,699	2,743
	Engie SA, bonus shares3	41,586	478
	NextEra Energy, Inc.	38,313	2,968
	Enel SpA	481,112	2,632
	Power Grid Corporation of India, Ltd.	681,829	1,829
	Endesa, SA	71,889	1,356
	AES Corp.	47,865	1,006
	Exelon Corp.	21,703	984
	Constellation Energy Corp.	16,138	924
	Public Service Enterprise Group, Inc.	14,569	922

			50,549

Real estate	Longfor Group Holdings, Ltd.	1,549,500	7,316
1.93%	Crown Castle International Corp. REIT	40,669	6,848
	VICI Properties, Inc. REIT	154,395	4,600
	American Tower Corp. REIT	12,850	3,284
	Country Garden Services Holdings Co., Ltd.	456,968	2,035
	Americold Realty Trust, Inc.	65,356	1,963
	W. P. Carey, Inc. REIT	22,705	1,881
	China Resources Mixc Lifestyle Services, Ltd.	344,000	1,706
	Equinix, Inc. REIT	2,143	1,408

American Funds Insurance Series    77

Capital World Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Real estate	Boston Properties, Inc. REIT	10,901	$970
(continued)	Sun Hung Kai Properties, Ltd.	63,000	744
	Iron Mountain, Inc. REIT	11,618	566

			33,321
	Total common stocks (cost: $1,481,441,000)
			1,630,219
Preferred securities 0.46%

Consumer	Volkswagen AG, nonvoting preferred shares	50,187	6,701
discretionary

0.39%

Health care	Grifols, SA, Class B, nonvoting non-registered preferred shares1	70,967	839
0.05%

Financials	Fannie Mae, Series S, 8.25% noncumulative preferred shares1	58,870	205
0.02%	Federal Home Loan Mortgage Corp., Series Z,
	8.375% noncumulative preferred shares1,2	61,516	204
			409
	Total preferred securities (cost: $13,625,000)
			7,949
Convertible stocks 0.14%

Information	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	1,566	2,354
technology	Total convertible stocks (cost: $2,438,000)
			2,354
0.14%
		Principal amount

Convertible bonds & notes 0.06%
		(000)

Communication	Sea, Ltd., convertible notes, 2.375% 2025	USD952	1,058
services	Total convertible bonds & notes (cost: $2,437,000)
			1,058
0.06%

Bonds, notes & other debt instruments 0.33%

Corporate bonds, notes & loans 0.27%

Health care	Teva Pharmaceutical Finance Co. BV 6.00% 2024	1,600	1,580
0.14%	Teva Pharmaceutical Finance Co. BV 3.15% 2026	1,100	905

			2,485

Consumer	General Motors Company 5.40% 2023	300	305
discretionary	Royal Caribbean Cruises, Ltd. 11.50% 20255	477	491
0.06%	Royal Caribbean Cruises, Ltd. 5.50% 20285	275	192
			988

Energy	TransCanada PipeLines, Ltd. 5.10% 2049	800	792
0.04%

Financials	Lloyds Banking Group PLC 3.369% 20467	709	504
0.03%	Total corporate bonds, notes & loans
			4,769

78    American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Bonds, notes & other debt instruments (continued)					Principal amount		Value
					(000)		(000)

Bonds & notes of governments & government agencies outside the U.S. 0.06%

United Mexican States, Series M, 8.00% 2023					MXN20,000		$976
Total bonds, notes & other debt instruments (cost: $6,398,000)
							5,745
Short-term securities 5.37%					Shares

Money market investments 4.57%

Capital Group Central Cash Fund 1.38%8,9					790,171		79,001

Money market investments purchased with collateral from securities on loan 0.80%

Capital Group Central Cash Fund 1.38%8,9,10					39,384		3,937
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%8,10					2,079,009		2,079
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%8,10					1,968,799		1,969
Invesco Short-Term Investments Trust – Government & Agency Portfolio,
Institutional Class 1.38%8,10					1,968,799		1,969
Morgan Stanley Institutional Liquidity Funds – Government Portfolio,
Institutional Class 1.38%8,10					1,968,800		1,969
State Street Institutional U.S. Government Money Market Fund,
Institutional Class 1.40%8,10					1,968,800		1,968
							13,891
Total short-term securities (cost: $92,900,000)
							92,892
Total investment securities 100.61% (cost: $1,599,239,000)
							1,740,217
Other assets less liabilities (0.61)%							(10,617)
Net assets 100.00%
						$1,729,600
Investments in affiliates9

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2022	Additions	Reductions	loss	depreciation	6/30/2022	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 4.80%
Money market investments 4.57%
Capital Group Central Cash Fund 1.38%8	$12,989	$285,710	$219,678	$(13)	$(7)	$79,001	$172
Money market investments purchased with collateral
from securities on loan 0.23%
Capital Group Central Cash Fund 1.38%8,10	293	3,64411				3,937	—12
Total short-term securities						82,938
Total 4.80%
				$(13)	$(7)	$82,938	$172

American Funds Insurance Series    79
Capital World Growth and Income Fund (continued)

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $16,355,000, which represented .95% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,816,000, which represented .16% of the net assets of the fund.

4Value determined using significant unobservable inputs.

5Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $683,000, which represented .04% of the net assets of the fund.

6Amount less than one thousand.

7Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

8Rate represents the seven-day yield at 6/30/2022.

9Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended. 10Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

11Represents net activity. Refer to Note 5 for more information on securities lending.

12Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

GBP = British pounds

MXN = Mexican pesos

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

USD = U.S. dollars

Refer to the notes to financial statements.

80    American Funds Insurance Series

Growth-Income Fund

Investment portfolio June 30, 2022			unaudited
Common stocks 90.60%			Value
		Shares	(000)

Information	Microsoft Corp.	7,427,783	$1,907,678
technology	Broadcom, Inc.	1,996,843	970,086
19.81%	Mastercard, Inc., Class A	1,425,952	449,859
	Apple, Inc.	2,742,000	374,886
	Visa, Inc., Class A	1,346,541	265,120
	Taiwan Semiconductor Manufacturing Company, Ltd.	13,692,000	219,194
	ASML Holding NV	290,068	138,568
	ASML Holding NV (New York registered) (ADR)	137,293	65,335
	Automatic Data Processing, Inc.	845,000	177,484
	Accenture PLC, Class A	625,335	173,624
	ServiceNow, Inc.1	280,858	133,554
	Concentrix Corp.	904,367	122,668
	Applied Materials, Inc.	1,300,400	118,310
	Fidelity National Information Services, Inc.	1,268,981	116,327
	Global Payments, Inc.	973,628	107,722
	GoDaddy, Inc., Class A1	1,402,444	97,554
	KLA Corp.	301,000	96,043
	FleetCor Technologies, Inc.1	420,507	88,353
	Euronet Worldwide, Inc.1	763,602	76,811
	Intel Corp.	1,931,884	72,272
	QUALCOMM, Inc.	564,911	72,162
	Micron Technology, Inc.	1,140,549	63,050
	Analog Devices, Inc.	398,402	58,203
	TELUS International (Cda), Inc., subordinate voting shares1	2,302,991	57,736
	Adobe, Inc.1	143,116	52,389
	Cognizant Technology Solutions Corp., Class A	760,350	51,316
	MKS Instruments, Inc.	481,000	49,365
	Fiserv, Inc.1	536,700	47,750
	Texas Instruments, Inc.	308,278	47,367
	Datadog, Inc., Class A1	365,800	34,839
	Snowflake, Inc., Class A1	225,042	31,294
	Atlassian Corp. PLC, Class A1	141,050	26,433
	Trimble, Inc.1	443,800	25,842
	Dye & Durham, Ltd.2	1,322,100	22,340
	Lam Research Corp.	50,039	21,324
	Block, Inc., Class A1	301,422	18,525
	Ceridian HCM Holding, Inc.1	350,352	16,495
	Paychex, Inc.	127,131	14,476
	VeriSign, Inc.1	61,000	10,207
			6,492,561

Health care	UnitedHealth Group, Inc.	2,233,644	1,147,267
12.99%	Abbott Laboratories	6,014,324	653,456
	AbbVie, Inc.	3,041,423	465,824
	Novo Nordisk A/S, Class B	2,341,449	259,694
	Humana, Inc.	535,731	250,760
	Elevance Health, Inc.	465,299	224,544
	AstraZeneca PLC	1,209,323	158,988
	AstraZeneca PLC (ADR)	721,200	47,649
	Thermo Fisher Scientific, Inc.	301,203	163,638
	Bristol-Myers Squibb Company	1,859,278	143,164
	PerkinElmer, Inc.	769,600	109,452
	Pfizer, Inc.	2,030,169	106,442
	GSK PLC	4,812,300	103,429
	Seagen, Inc.1	432,135	76,462
	Medtronic PLC	764,000	68,569
	Eli Lilly and Company	180,974	58,677
	Royalty Pharma PLC, Class A	1,170,161	49,194
	Edwards Lifesciences Corp.1	317,059	30,149
	Stryker Corp.	148,897	29,620
	Roche Holding AG, nonvoting non-registered shares	85,502	28,531

American Funds Insurance Series    81

Growth-Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	Horizon Therapeutics PLC1	318,690	$ 25,419
(continued)	Zimmer Biomet Holdings, Inc.	171,174	17,984
	NovoCure, Ltd.1	193,600	13,455
	Zoetis, Inc., Class A	68,400	11,757
	Vir Biotechnology, Inc.1	258,400	6,581
	Guardant Health, Inc.1	146,925	5,927
			4,256,632

Industrials	Raytheon Technologies Corp.	7,634,279	733,731
12.17%	General Electric Co.	5,898,742	375,573
	Northrop Grumman Corp.	633,267	303,063
	TFI International, Inc.	2,669,105	214,276
	Carrier Global Corp.	5,749,143	205,014
	Woodward, Inc.	2,204,500	203,894
	General Dynamics Corp.	848,975	187,836
	Waste Connections, Inc.	1,425,463	176,700
	TransDigm Group, Inc.1	302,520	162,353
	Airbus SE, non-registered shares	1,617,590	156,717
	L3Harris Technologies, Inc.	607,462	146,824
	BWX Technologies, Inc.	2,159,505	118,967
	Norfolk Southern Corp.	482,759	109,726
	Old Dominion Freight Line, Inc.	397,800	101,948
	Waste Management, Inc.	625,300	95,658
	ITT, Inc.	1,244,379	83,672
	Equifax, Inc.	424,308	77,555
	Lockheed Martin Corp.	180,000	77,393
	Honeywell International, Inc.	409,067	71,100
	Air Lease Corp., Class A	2,097,300	70,113
	United Airlines Holdings, Inc.1	1,810,598	64,131
	United Rentals, Inc.1	256,000	62,185
	Fortive Corp.	1,085,000	59,002
	Safran SA	539,713	53,285
	CSX Corp.	1,350,000	39,231
	Cummins, Inc.	100,000	19,353
	Otis Worldwide Corp.	268,100	18,947

			3,988,247

Communication	Alphabet, Inc., Class C1	313,067	684,818
services	Alphabet, Inc., Class A1	281,863	614,253
9.54%	Meta Platforms, Inc., Class A1	3,574,586	576,402
	Comcast Corp., Class A	13,245,788	519,765
	Netflix, Inc.1	1,632,923	285,549
	Charter Communications, Inc., Class A1	429,912	201,427
	Electronic Arts, Inc.	1,168,000	142,087
	Tencent Holdings, Ltd.	1,782,100	80,488
	Take-Two Interactive Software, Inc.1	178,984	21,931
			3,126,720

Financials	JPMorgan Chase & Co.	3,311,830	372,945
9.29%	Chubb, Ltd.	1,451,726	285,380
	Marsh & McLennan Companies, Inc.	1,709,201	265,353
	PNC Financial Services Group, Inc.	1,341,714	211,682
	Arthur J. Gallagher & Co.	1,189,650	193,961
	BlackRock, Inc.	258,532	157,456
	Aon PLC, Class A	527,512	142,259
	Nasdaq, Inc.	912,520	139,196
	Morgan Stanley	1,592,297	121,110
	American International Group, Inc.	2,047,230	104,675
	Signature Bank	529,521	94,896

82    American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	Moody’s Corp.	327,321	$ 89,022
(continued)	KeyCorp	4,886,953	84,202
	B3 SA-Brasil, Bolsa, Balcao	39,829,500	83,412
	Berkshire Hathaway, Inc., Class B1	285,000	77,811
	S&P Global, Inc.	228,138	76,896
	Charles Schwab Corp.	1,145,212	72,355
	Webster Financial Corp.	1,701,139	71,703
	State Street Corp.	1,077,260	66,413
	Power Corporation of Canada, subordinate voting shares2	2,293,100	59,002
	Bank of America Corp.	1,891,332	58,877
	Blue Owl Capital, Inc., Class A2	4,369,165	43,823
	MSCI, Inc.	98,300	40,514
	Discover Financial Services	363,743	34,403
	TPG, Inc., Class A2	1,347,552	32,220
	SVB Financial Group1	67,100	26,504
	Citizens Financial Group, Inc.	728,750	26,009
	Principal Financial Group, Inc.	140,880	9,409
	CME Group, Inc., Class A	5,500	1,126

			3,042,614

Consumer	Amazon.com, Inc.1	7,241,191	769,087
discretionary	General Motors Company1	8,736,000	277,455
7.95%	Dollar Tree Stores, Inc.1	1,279,006	199,333
	Home Depot, Inc.	658,461	180,596
	Hilton Worldwide Holdings, Inc.	1,337,320	149,031
	Wyndham Hotels & Resorts, Inc.	1,842,940	121,118
	Royal Caribbean Cruises, Ltd.1	2,814,603	98,258
	Dollar General Corp.	335,615	82,373
	InterContinental Hotels Group PLC	1,396,700	73,959
	Lear Corp.	569,068	71,640
	Chipotle Mexican Grill, Inc.1	53,110	69,429
	Kering SA	101,695	52,231
	Rivian Automotive, Inc., Class A1,2	1,838,450	47,322
	McDonald’s Corp.	186,000	45,920
	Ford Motor Co.	3,848,000	42,828
	Starbucks Corp.	524,000	40,028
	Aptiv PLC1	427,399	38,068
	CarMax, Inc.1	379,600	34,346
	Darden Restaurants, Inc.	296,000	33,484
	Airbnb, Inc., Class A1	350,000	31,178
	D.R. Horton, Inc.	457,091	30,255
	Burlington Stores, Inc.1	201,000	27,382
	VF Corp.	555,000	24,514
	Norwegian Cruise Line Holdings, Ltd.1,2	2,047,967	22,773
	YUM! Brands, Inc.	196,630	22,320
	NVR, Inc.1	5,298	21,214
			2,606,142

Consumer staples	Philip Morris International, Inc.	6,790,089	670,453
5.36%	British American Tobacco PLC	9,433,859	404,174
	Keurig Dr Pepper, Inc.	5,314,367	188,075
	General Mills, Inc.	1,378,800	104,030
	Molson Coors Beverage Company, Class B, restricted voting shares	1,620,313	88,323
	Mondelez International, Inc.	1,332,847	82,757
	Anheuser-Busch InBev SA/NV	1,339,531	72,097
	Archer Daniels Midland Company	540,100	41,912
	Bunge, Ltd.	388,852	35,265

American Funds Insurance Series    83

Growth-Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer staples	Procter & Gamble Company	180,677	$25,980
(continued)	Kraft Heinz Company	567,200	21,633
	Constellation Brands, Inc., Class A	91,971	21,435

			1,756,134

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	7,047,400	378,705
5.16%	ConocoPhillips	3,413,983	306,610
	Chevron Corp.	2,053,300	297,277
	EOG Resources, Inc.	2,040,378	225,339
	Baker Hughes Co., Class A	6,585,624	190,127
	TC Energy Corp. (CAD denominated)2	1,821,019	94,333
	Equitrans Midstream Corp.	10,215,807	64,973
	Exxon Mobil Corp.	660,220	56,541
	Suncor Energy, Inc.	1,451,133	50,911
	Halliburton Company	738,400	23,156
	Weatherford International1	100,000	2,117
			1,690,089

Utilities	PG&E Corp.1	24,316,996	242,684
3.17%	Edison International	1,947,800	123,179
	Entergy Corp.	963,500	108,529
	CenterPoint Energy, Inc.	2,840,104	84,010
	Constellation Energy Corp.	1,414,838	81,014
	Sempra Energy	510,000	76,638
	Enel SpA	12,931,498	70,739
	AES Corp.	2,803,707	58,906
	DTE Energy Company	401,000	50,827
	CMS Energy Corp.	729,800	49,261
	NextEra Energy, Inc.	460,000	35,632
	Exelon Corp.	643,766	29,175
	Evergy, Inc.	418,980	27,338

			1,037,932

Materials	Linde PLC	1,000,332	287,626
2.95%	Vale SA, ordinary nominative shares (ADR)	8,009,475	117,179
	Vale SA, ordinary nominative shares	3,404,848	49,809
	LyondellBasell Industries NV	1,735,980	151,829
	Celanese Corp.	779,474	91,674
	Freeport-McMoRan, Inc.	2,382,960	69,725
	Corteva, Inc.	908,750	49,200
	Sherwin-Williams Company	196,181	43,927
	Barrick Gold Corp.	2,373,000	41,978
	Allegheny Technologies, Inc.1	1,769,447	40,184
	Albemarle Corp.	112,161	23,439

			966,570

Real estate	VICI Properties, Inc. REIT	12,137,342	361,571
2.21%	Equinix, Inc. REIT	298,158	195,896
	Crown Castle International Corp. REIT	864,782	145,612
	Digital Realty Trust, Inc. REIT	160,000	20,773

			723,852
	Total common stocks (cost: $20,458,974,000)
			29,687,493

84    American Funds Insurance Series

Growth-Income Fund (continued)

Convertible stocks 1.19%			Value
		Shares	(000)

Health care	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 20232	123,957	$ 164,021
0.50%

Information	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	102,783	154,498
technology

0.47%

Consumer	Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	379,775	40,024
discretionary

0.12%

Financials	KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023	527,700	30,855
0.09%

Industrials	Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022
0.01%	Total convertible stocks (cost: $372,605,000)

Bonds, notes & other debt instruments 0.02%

35,4482,389

391,787

Principal amount (000)

Corporate bonds, notes & loans 0.02%

Industrials	Boeing Company 4.875% 2025		USD4,706	4,695
0.02%

Consumer	General Motors Financial Co. 4.30% 2025		160	158
discretionary	General Motors Financial Co. 5.25% 2026		827	829
0.00%
				987

Energy	Weatherford International, Ltd. 11.00% 20243		637	643
0.00%	Total corporate bonds, notes & loans
				6,325

	Total bonds, notes & other debt instruments (cost: $6,224,000)
				6,325
Short-term securities 8.68%			Shares

Money market investments 6.89%

	Capital Group Central Cash Fund 1.38%4,5		22,578,323	2,257,381
		Weighted
		average yield	Principal amount
		at acquisition	(000)

U.S. Treasury bills 1.30%

	U.S. Treasury 7/14/2022	0.752%	USD425,900	425,733
			Shares

Money market investments purchased with collateral from securities on loan 0.49%

	Capital Group Central Cash Fund 1.38%4,5,6		455,088	45,499
	Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%4,6		24,023,345	24,023
	BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%4,6		22,749,855	22,750

American Funds Insurance Series    85

Growth-Income Fund (continued)

Short-term securities (continued)							Value
					Shares		(000)

Money market investments purchased with collateral from securities on loan (continued)

Invesco Short-Term Investments Trust – Government & Agency Portfolio,
Institutional Class 1.38%4,6					22,749,855		$22,750
Morgan Stanley Institutional Liquidity Funds – Government Portfolio,
Institutional Class 1.38%4,6					22,749,855		22,750
State Street Institutional U.S. Government Money Market Fund,
Institutional Class 1.40%4,6					22,749,855		22,750
							160,522
Total short-term securities (cost: $2,843,952,000)
							2,843,636
Total investment securities 100.49% (cost: $23,681,755,000)
						32,929,241
Other assets less liabilities (0.49)%							(160,481)
Net assets 100.00%
						$32,768,760
Investments in affiliates5

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2022	Additions	Reductions	loss	depreciation	6/30/2022	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 7.03%
Money market investments 6.89%
Capital Group Central Cash Fund 1.38%4	$1,220,761	$3,693,243	$2,656,129	$(29)	$(465)	$2,257,381	$4,194
Money market investments purchased with collateral
from securities on loan 0.14%
Capital Group Central Cash Fund 1.38%4,6	39,148	6,3517				45,499	—8
Total short-term securities						2,302,880
Total 7.03%
				$(29)	$(465)	$2,302,880	$4,194

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $171,950,000, which represented .52% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $643,000, which represented less than .01% of the net assets of the fund.

4Rate represents the seven-day yield at 6/30/2022.

5Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

6Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

7Represents net activity. Refer to Note 5 for more information on securities lending.

8Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

86    American Funds Insurance Series

International Growth and Income Fund

Investment portfolio June 30, 2022			unaudited
Common stocks 91.29%			Value
		Shares	(000)

Financials	Ping An Insurance (Group) Company of China, Ltd., Class H	594,500	$ 4,042
15.12%	AXA SA	157,942	3,585
	AIA Group, Ltd.	314,200	3,406
	Toronto-Dominion Bank (CAD denominated)	40,774	2,674
	Euronext NV	20,289	1,656
	Hong Kong Exchanges and Clearing, Ltd.	33,100	1,628
	HDFC Bank, Ltd.	94,308	1,610
	Société Générale	66,916	1,465
	Zurich Insurance Group AG	3,302	1,436
	DNB Bank ASA	74,593	1,337
	UniCredit SpA	129,378	1,229
	B3 SA-Brasil, Bolsa, Balcao	575,984	1,206
	KBC Groep NV	21,390	1,200
	Aon PLC, Class A	4,304	1,161
	London Stock Exchange Group PLC	12,499	1,161
	Resona Holdings, Inc.	301,900	1,131
	HDFC Life Insurance Company, Ltd.	155,362	1,082
	UBS Group AG	55,531	895
	Banco Santander, SA	301,578	849
	Skandinaviska Enskilda Banken AB, Class A	85,977	844
	Banco Bilbao Vizcaya Argentaria, SA	176,628	802
	Industrial and Commercial Bank of China, Ltd., Class H	1,231,040	731
	Prudential PLC	56,970	705
	Fairfax Financial Holdings, Ltd., subordinate voting shares	1,188	630
	Hang Seng Bank, Ltd.	35,700	630
	China Merchants Bank Co., Ltd., Class H	92,000	616
	Brookfield Asset Management, Inc., Class A (CAD denominated)	13,334	593
	Tokio Marine Holdings, Inc.	10,100	588
	DBS Group Holdings, Ltd.	27,095	579
	Islandsbanki hf.	625,967	567
	XP, Inc., Class A1	29,924	537
	Postal Savings Bank of China Co., Ltd., Class H	659,000	523
	Discovery, Ltd.1	61,031	481
	Banca Generali SpA	16,214	458
	Bank of Nova Scotia (CAD denominated)	7,643	452
	Kotak Mahindra Bank, Ltd.	17,873	376
	Partners Group Holding AG	403	363
	ICICI Securities, Ltd.	45,682	248
	EQT AB	11,659	239
	Allfunds Group PLC	26,191	202
	ING Groep NV	17,116	169
	ICICI Bank, Ltd. (ADR)	9,236	164
	Moscow Exchange MICEX-RTS PJSC1,2,3	346,177	—4
	Sberbank of Russia PJSC1,2,3,5	476,388	—4
			44,250

Consumer staples	British American Tobacco PLC	225,738	9,672
12.46%	Philip Morris International, Inc.	55,231	5,454
	Nestlé SA	32,890	3,840
	Kweichow Moutai Co., Ltd., Class A	10,600	3,238
	Anheuser-Busch InBev SA/NV	40,341	2,171
	Carlsberg A/S, Class B	11,219	1,429
	Imperial Brands PLC	58,436	1,306
	Wuliangye Yibin Co., Ltd., Class A	42,700	1,288
	Pernod Ricard SA	6,233	1,145
	Foshan Haitian Flavouring and Food Co., Ltd., Class A	71,354	963
	Asahi Group Holdings, Ltd.6	27,500	901
	Carrefour SA, non-registered shares	47,118	834
	Japan Tobacco, Inc.	46,800	809
	Associated British Foods PLC	40,194	772
	Ocado Group PLC1	63,803	607

American Funds Insurance Series    87

International Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer staples	Arca Continental, SAB de CV	79,817	$ 526
(continued)	Varun Beverages, Ltd.	42,575	426
	L’Oréal SA, non-registered shares	1,159	400
	Reckitt Benckiser Group PLC	4,662	350
	Danone SA	4,142	231
	Avenue Supermarts, Ltd.1	2,324	100
	X5 Retail Group NV (GDR)2,3	4,521	—4
			36,462

Information	Taiwan Semiconductor Manufacturing Company, Ltd.	546,000	8,741
technology	ASML Holding NV	10,243	4,893
11.52%	Tokyo Electron, Ltd.	9,000	2,939
	Edenred SA	50,961	2,402
	MediaTek, Inc.	84,000	1,839
	Samsung Electronics Co., Ltd.	41,275	1,812
	Broadcom, Inc.	3,663	1,780
	Kingdee International Software Group Co., Ltd.1	446,000	1,046
	SAP SE	11,226	1,023
	Keyence Corp.	2,700	923
	Nokia Corp.	184,636	859
	SK hynix, Inc.	12,042	844
	TDK Corp.	25,300	781
	Logitech International SA6	14,122	738
	EPAM Systems, Inc.1	1,859	548
	Vanguard International Semiconductor Corp.	182,000	470
	Halma PLC	13,130	321
	Capgemini SE	1,725	295
	Amadeus IT Group SA, Class A, non-registered shares1	4,613	257
	Infosys, Ltd. (ADR)	13,636	252
	AVEVA Group PLC	7,320	201
	Nice, Ltd. (ADR)1	946	182
	Nomura Research Institute, Ltd.	5,300	141
	Fujitsu, Ltd.	1,000	125
	eMemory Technology, Inc.2	3,000	103
	Lightspeed Commerce, Inc., subordinate voting shares1,6	2,130	47
	Lightspeed Commerce, Inc., subordinate voting shares (CAD denominated)1	1,792	40
	STMicroelectronics NV	2,295	72
	DLocal, Ltd., Class A1	2,309	61
			33,735

Consumer	Evolution AB	42,576	3,871
discretionary	LVMH Moët Hennessy-Louis Vuitton SE	5,788	3,528
11.23%	Renault SA1	74,924	1,868
	InterContinental Hotels Group PLC	25,460	1,348
	MGM China Holdings, Ltd.1	2,300,000	1,304
	Restaurant Brands International, Inc. (CAD denominated)	25,900	1,299
	Coupang, Inc., Class A1	99,034	1,263
	Prosus NV, Class N	19,000	1,244
	Stellantis NV	98,287	1,214
	Midea Group Co., Ltd., Class A	133,400	1,203
	Li Ning Co., Ltd.	122,000	1,130
	Galaxy Entertainment Group, Ltd.	182,000	1,086
	OPAP SA	67,568	967
	B&M European Value Retail SA	202,634	905
	Wynn Macau, Ltd.1	1,318,400	896
	Mercedes-Benz Group AG	15,347	888
	Sodexo SA	11,499	808
	Valeo SA, non-registered shares	40,094	774
	Nitori Holdings Co., Ltd.	7,400	703
	Industria de Diseño Textil, SA	29,457	667

88    American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer	EssilorLuxottica	4,450	$ 666
discretionary	Paltac Corp.	21,500	666
(continued)	Sands China, Ltd.1	275,200	657
	Entain PLC1	33,218	503
	Pop Mart International Group, Ltd.	91,400	441
	Pan Pacific International Holdings Corp.	24,400	389
	Americanas SA, ordinary nominative shares	150,325	386
	D’Ieteren Group	2,482	363
	Kindred Group PLC (SDR)	39,687	330
	JD.com, Inc., Class A	9,324	300
	adidas AG	1,537	272
	Games Workshop Group PLC	2,691	219
	Domino’s Pizza Enterprises, Ltd.	4,471	210
	IDP Education, Ltd.	12,216	201
	Kering SA	287	147
	Balkrishna Industries, Ltd.	3,940	107
	MercadoLibre, Inc.1	88	56
			32,879

Industrials	Airbus SE, non-registered shares	50,956	4,937
10.83%	BAE Systems PLC	445,308	4,500
	Rheinmetall AG	7,282	1,681
	CCR SA, ordinary nominative shares	663,205	1,588
	ABB, Ltd.	53,832	1,436
	SMC Corp.	3,100	1,382
	LIXIL Corp.	67,600	1,265
	RELX PLC	46,044	1,248
	Alliance Global Group, Inc.	7,774,400	1,244
	Cathay Pacific Airways, Ltd.1	1,112,000	1,217
	Husqvarna AB, Class B	137,565	1,012
	Daikin Industries, Ltd.	5,800	930
	Ryanair Holdings PLC (ADR)1	13,438	904
	Brenntag SE	12,910	840
	Safran SA	7,582	749
	Waste Connections, Inc. (CAD denominated)	5,214	646
	InPost SA1	98,336	570
	Siemens AG	5,122	521
	Bunzl PLC	15,343	508
	Experian PLC	17,224	504
	TFI International, Inc. (CAD denominated)	5,970	479
	Coor Service Management Holding AB	57,449	451
	Epiroc AB, Class A	19,808	306
	Epiroc AB, Class B	10,197	138
	Caterpillar, Inc.	2,260	404
	BELIMO Holding AG	1,068	376
	Deutsche Post AG	9,567	358
	Interpump Group SpA	8,630	329
	DSV A/S	2,122	296
	SITC International Holdings Co., Ltd.	79,659	225
	Adecco Group AG	6,455	219
	Wizz Air Holdings PLC1	9,958	213
	Hitachi, Ltd.	2,400	114
	Contemporary Amperex Technology Co., Ltd., Class A	1,300	104

			31,694

Health care	AstraZeneca PLC	73,599	9,676
9.90%	Novo Nordisk A/S, Class B	39,486	4,379
	Sanofi	37,985	3,835
	GSK PLC	125,753	2,703
	Bayer AG	27,477	1,633

American Funds Insurance Series    89

International Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	Siemens Healthineers AG	29,414	$ 1,495
(continued)	Grifols, SA, Class B (ADR)1	89,399	1,062
	Shionogi & Co., Ltd.	14,600	738
	EUROAPI1	38,541	608
	Koninklijke Philips NV (EUR denominated)6	20,932	451
	Sonova Holding AG	1,294	412
	Roche Holding AG, nonvoting non-registered shares	1,183	395
	Novartis AG	4,335	367
	CanSino Biologics, Inc., Class H	30,400	311
	Genus PLC	7,584	231
	Hutchmed China, Ltd. (ADR)1	17,569	222
	BeiGene, Ltd. (ADR)1	1,332	216
	Hypera SA, ordinary nominative shares	27,468	200
	Innovent Biologics, Inc.1	13,000	58
			28,992

Energy	BP PLC	586,455	2,772
5.77%	TC Energy Corp. (CAD denominated)	41,511	2,150
	TotalEnergies SE	39,592	2,090
	Equinor ASA	57,171	1,988
	Aker BP ASA (SDR)2	45,833	1,592
	Aker BP ASA	8,613	299
	Canadian Natural Resources, Ltd. (CAD denominated)	27,978	1,503
	Cameco Corp.	52,229	1,098
	Schlumberger, Ltd.	29,844	1,067
	Tourmaline Oil Corp.	14,597	759
	Reliance Industries, Ltd.1	19,013	625
	TechnipFMC PLC1	75,572	509
	INPEX Corp.	23,700	257
	Var Energi ASA	42,709	168
	Orron Energy AB	31,059	21
	Gazprom PJSC (ADR)2,3	335,575	—4
	LUKOIL Oil Co. PJSC (ADR)2,3	9,706	—4
	Sovcomflot PAO2,3	356,717	—4
			16,898

Communication	Koninklijke KPN NV	793,506	2,828
services	Tencent Holdings, Ltd.	46,000	2,078
4.92%	Vodafone Group PLC	1,149,321	1,772
	BT Group PLC	690,442	1,566
	Nippon Telegraph and Telephone Corp.	38,800	1,114
	Publicis Groupe SA	19,700	963
	América Móvil, SAB de CV, Series L (ADR)	45,273	925
	SoftBank Corp.	59,500	661
	Indus Towers, Ltd.	245,887	651
	Deutsche Telekom AG	28,506	566
	Viaplay Group AB, Class B1	20,507	421
	Telefónica, SA, non-registered shares1	53,453	272
	NetEase, Inc.	10,800	198
	Universal Music Group NV	9,437	189
	Sea, Ltd., Class A (ADR)1	2,777	186
	Yandex NV, Class A1,2,3	5,000	—4
			14,390

Materials	Vale SA, ordinary nominative shares	216,760	3,171
4.67%	Vale SA, ordinary nominative shares (ADR)	107,874	1,578
	Linde PLC	7,517	2,161
	Koninklijke DSM NV	8,300	1,193
	Barrick Gold Corp. (CAD denominated)6	29,977	530

90    American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Materials	Barrick Gold Corp.	27,000	$478
(continued)	Asahi Kasei Corp.	98,300	751
	Glencore PLC	131,072	710
	Rio Tinto PLC	10,440	625
	Sociedad Química y Minera de Chile SA, Class B (ADR)	6,427	537
	Fortescue Metals Group, Ltd.	42,224	511
	Fresnillo PLC	33,572	313
	Sika AG	1,208	278
	Air Liquide SA, non-registered shares	1,669	224
	Shandong Sinocera Functional Material Co., Ltd., Class A	41,300	222
	Shin-Etsu Chemical Co., Ltd.	1,900	214
	Givaudan SA	52	183
	Alrosa PJSC2,3	53,607	—4
			13,679

Utilities	Engie SA	190,289	2,187
2.59%	Brookfield Infrastructure Partners LP	55,511	2,121
	Enel SpA	254,531	1,392
	ENN Energy Holdings, Ltd.	73,800	1,212
	Iberdrola, SA, non-registered shares	36,760	381
	Guangdong Investment, Ltd.	276,000	292

			7,585

Real estate	CK Asset Holdings, Ltd.	324,500	2,295
2.28%	Longfor Group Holdings, Ltd.	443,000	2,092
	Link REIT	104,400	851
	Embassy Office Parks REIT	133,382	632
	Unibail-Rodamco-Westfield REIT, non-registered shares1	10,527	537
	Country Garden Services Holdings Co., Ltd.	60,000	267

			6,674
	Total common stocks (cost: $290,577,000)
			267,238
Preferred securities 0.65%

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	23,993	961
technology

0.33%

Materials	Gerdau SA, preferred nominative shares	113,297	484
0.16%

Consumer	Volkswagen AG, nonvoting preferred shares	3,471	463
discretionary	Total preferred securities (cost: $2,726,000)
			1,908
0.16%

Short-term securities 7.83%

Money market investments 7.40%

	Capital Group Central Cash Fund 1.38%7,8	216,555	21,651

American Funds Insurance Series    91

International Growth and Income Fund (continued)

Short-term securities (continued)										Value
								Shares		(000)

Money market investments purchased with collateral from securities on loan 0.43%

		Capital Group Central Cash Fund 1.38%7,8,9						3,605		$361
		Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%7,9						190,311		191
		BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%7,9						180,222		180
		Invesco Short-Term Investments Trust – Government & Agency Portfolio,
		Institutional Class 1.38%7,9						180,223		180
		Morgan Stanley Institutional Liquidity Funds – Government Portfolio,
		Institutional Class 1.38%7,9						180,223		180
		State Street Institutional U.S. Government Money Market Fund,
		Institutional Class 1.40%7,9						180,223		180
										1,272
		Total short-term securities (cost: $22,924,000)
										22,923
		Total investment securities 99.77% (cost: $316,227,000)
										292,069
		Other assets less liabilities 0.23%								671
		Net assets 100.00%
										$292,740
Forward currency contracts

	Contract amount								Unrealized
									appreciation

Currency purchased		Currency sold					Settlement		at 6/30/2022
	(000)	(000)		Counterparty				date		(000)

USD	446	GBP	365	JPMorgan Chase			9/16/2022			$1
Investments in affiliates8
				Value of			Net	Net	Value of
				affiliates at			realized	unrealized	affiliates at	Dividend
				1/1/2022	Additions	Reductions	loss	depreciation	6/30/2022	income
				(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 7.52%
Money market investments 7.40%
	Capital Group Central Cash Fund 1.38%7			$21,699	$53,334	$53,374	$(2)	$(6)	$21,651	$52
Money market investments purchased with collateral
	from securities on loan 0.12%
	Capital Group Central Cash Fund 1.38%7,9			—	36110				361	—11
Total short-term securities									22,012
Total 7.52%
							$(2)	$(6)	$22,012	$52

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,695,000, which represented .58% of the net assets of the fund.

3Value determined using significant unobservable inputs.

4Amount less than one thousand.

5Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was less than $1,000, which represented less than .01% of the net assets of the fund.

6All or a portion of this security was on loan. The total value of all such securities was $2,221,000, which represented .76% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

7Rate represents the seven-day yield at 6/30/2022.

8Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

9Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending. 10Represents net activity. Refer to Note 5 for more information on securities lending.

11Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

92    American Funds Insurance Series

International Growth and Income Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series    93

Capital Income Builder

Investment portfolio June 30, 2022			unaudited
Common stocks 72.76%			Value
		Shares	(000)

Financials	Zurich Insurance Group AG	39,843	$ 17,329
12.34%	Toronto-Dominion Bank (CAD denominated)	159,743	10,475
	PNC Financial Services Group, Inc.	59,040	9,315
	CME Group, Inc., Class A	44,748	9,160
	Morgan Stanley	85,379	6,494
	Münchener Rückversicherungs-Gesellschaft AG	23,528	5,528
	DNB Bank ASA	294,024	5,270
	JPMorgan Chase & Co.	46,574	5,245
	Power Corporation of Canada, subordinate voting shares	179,126	4,609
	Principal Financial Group, Inc.	58,334	3,896
	DBS Group Holdings, Ltd.	158,153	3,379
	Ping An Insurance (Group) Company of China, Ltd., Class H	441,500	3,002
	Ping An Insurance (Group) Company of China, Ltd., Class A	28,657	200
	Tryg A/S	135,983	3,053
	KeyCorp	169,905	2,927
	American International Group, Inc.	53,986	2,760
	Webster Financial Corp.	64,148	2,704
	AIA Group, Ltd.	241,600	2,619
	Great-West Lifeco, Inc.	93,285	2,278
	B3 SA-Brasil, Bolsa, Balcao	1,032,986	2,163
	KBC Groep NV	37,463	2,102
	BlackRock, Inc.	3,246	1,977
	Travelers Companies, Inc.	10,982	1,857
	East West Bancorp, Inc.	28,480	1,846
	ING Groep NV	161,558	1,597
	Kaspi.kz JSC1	28,497	1,297
	Kaspi.kz JSC (GDR)	4,869	221
	National Bank of Canada2	22,809	1,497
	Citizens Financial Group, Inc.	40,543	1,447
	OneMain Holdings, Inc.	37,485	1,401
	State Street Corp.	18,128	1,118
	Truist Financial Corp.	23,131	1,097
	Swedbank AB, Class A	84,919	1,073
	China Pacific Insurance (Group) Co., Ltd., Class H	424,950	1,039
	Franklin Resources, Inc.	40,856	952
	PICC Property and Casualty Co., Ltd., Class H	904,000	940
	Euronext NV	10,888	889
	Hang Seng Bank, Ltd.	50,100	884
	BNP Paribas SA	17,927	852
	Hong Kong Exchanges and Clearing, Ltd.	17,200	846
	Marsh & McLennan Companies, Inc.	5,132	797
	EFG International AG	107,137	788
	Citigroup, Inc.	16,200	745
	Bank Central Asia Tbk PT	1,423,700	693
	TPG, Inc., Class A2	26,945	644
	China Merchants Bank Co., Ltd., Class H	88,000	589
	Vontobel Holding AG	8,314	584
	Banco Santander, SA	201,758	568
	Patria Investments, Ltd., Class A	36,005	476
	Macquarie Group, Ltd.	3,698	420
	Wells Fargo & Company	10,594	415
	Cullen/Frost Bankers, Inc.	3,136	365
	SouthState Corp.	3,028	234
	Blackstone, Inc., nonvoting shares	2,530	231
	CaixaBank, SA	59,094	205
	UniCredit SpA	17,367	165
	IIFL Wealth Management, Ltd.	8,122	152
	Moscow Exchange MICEX-RTS PJSC3,4,5	875,002	—6
	Sberbank of Russia PJSC1,3,4,5	204,176	—6
			135,409

94    American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer staples	Philip Morris International, Inc.	270,227	$ 26,682
10.32%	British American Tobacco PLC	455,151	19,500
	Nestlé SA	81,615	9,527
	General Mills, Inc.	111,828	8,437
	PepsiCo, Inc.	47,687	7,948
	Kimberly-Clark Corp.	48,490	6,553
	Altria Group, Inc.	151,739	6,338
	Imperial Brands PLC	184,470	4,123
	ITC, Ltd.	1,161,693	4,023
	Unilever PLC (GBP denominated)	72,454	3,282
	Danone SA	47,160	2,632
	Carlsberg A/S, Class B	19,656	2,504
	Keurig Dr Pepper, Inc.	54,657	1,934
	Anheuser-Busch InBev SA/NV	26,838	1,444
	Coca-Cola Company	21,263	1,338
	Kraft Heinz Company	31,511	1,202
	Mondelez International, Inc.	14,188	881
	Procter & Gamble Company	5,012	721
	Vector Group, Ltd.	68,110	715
	Seven & i Holdings Co., Ltd.	18,300	710
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	95,200	554
	Wuliangye Yibin Co., Ltd., Class A	17,100	516
	Reckitt Benckiser Group PLC	6,554	492
	Viscofan, SA, non-registered shares	8,226	453
	Scandinavian Tobacco Group A/S	21,667	424
	Hilton Food Group PLC	29,160	363
	Coca-Cola HBC AG (CDI)	800	18

			113,314

Health care	AbbVie, Inc.	142,914	21,889
8.71%	Amgen, Inc.	51,643	12,565
	GSK PLC	458,716	9,859
	Gilead Sciences, Inc.	155,252	9,596
	AstraZeneca PLC	53,547	7,040
	Medtronic PLC	76,150	6,834
	Abbott Laboratories	62,845	6,828
	Novartis AG	72,111	6,107
	UnitedHealth Group, Inc.	5,796	2,977
	Pfizer, Inc.	50,556	2,651
	Roche Holding AG, nonvoting non-registered shares	7,287	2,432
	Bristol-Myers Squibb Company	28,685	2,209
	Royalty Pharma PLC, Class A	41,526	1,746
	CVS Health Corp.	7,829	725
	Merck & Co., Inc.	7,825	713
	EBOS Group, Ltd.	28,985	706
	Bayer AG	11,554	687
	Koninklijke Philips NV (EUR denominated)	2,984	64
	Organon & Co.	662	22

			95,650

Information	Broadcom, Inc.	57,187	27,783
technology	Microsoft Corp.	68,566	17,610
8.04%	Taiwan Semiconductor Manufacturing Company, Ltd.	620,800	9,938
	QUALCOMM, Inc.	39,978	5,107
	Automatic Data Processing, Inc.	15,874	3,334
	Intel Corp.	77,261	2,890
	MediaTek, Inc.	110,000	2,408
	KLA Corp.	6,685	2,133
	GlobalWafers Co., Ltd.	136,938	2,086
	Texas Instruments, Inc.	12,972	1,993

American Funds Insurance Series    95

Capital Income Builder (continued)

Common stocks (continued)			Value
		Shares	(000)

Information	Paychex, Inc.	16,447	$ 1,873
technology	NetApp, Inc.	28,247	1,843
(continued)	Apple, Inc.	12,770	1,746
	Vanguard International Semiconductor Corp.	566,700	1,464
	Tokyo Electron, Ltd.	3,400	1,110
	Western Union Company	66,602	1,097
	SAP SE	9,801	893
	Fidelity National Information Services, Inc.	9,453	867
	Analog Devices, Inc.	4,507	658
	Tripod Technology Corp.	142,000	533
	SINBON Electronics Co., Ltd.	42,446	363
	International Business Machines Corp.	2,381	336
	BE Semiconductor Industries NV	3,388	163

			88,228

Utilities	Dominion Energy, Inc.	128,049	10,220
6.73%	DTE Energy Company	52,990	6,717
	National Grid PLC	465,204	5,957
	Power Grid Corporation of India, Ltd.	2,035,755	5,462
	Iberdrola, SA, non-registered shares	447,637	4,642
	The Southern Co.	63,638	4,538
	Enel SpA	809,492	4,428
	E.ON SE	508,142	4,264
	Edison International	53,687	3,395
	Public Service Enterprise Group, Inc.	48,416	3,064
	Duke Energy Corp.	26,321	2,822
	Evergy, Inc.	39,780	2,596
	AES Corp.	104,535	2,196
	Entergy Corp.	19,327	2,177
	NextEra Energy, Inc.	24,483	1,896
	Exelon Corp.	41,656	1,888
	Engie SA	109,459	1,258
	Engie SA, bonus shares3	36,900	424
	SSE PLC	72,232	1,421
	CenterPoint Energy, Inc.	48,046	1,421
	Sempra Energy	5,735	862
	Power Assets Holdings, Ltd.	106,500	670
	ENN Energy Holdings, Ltd.	32,400	532
	Centrica PLC5	502,131	489
	American Electric Power Company, Inc.	2,832	272
	CMS Energy Corp.	3,992	270

			73,881

Real estate	Crown Castle International Corp. REIT	136,797	23,034
6.72%	VICI Properties, Inc. REIT	642,122	19,129
	Digital Realty Trust, Inc. REIT	45,793	5,945
	Gaming and Leisure Properties, Inc. REIT	95,781	4,392
	Link REIT	355,366	2,898
	Federal Realty Investment Trust REIT	27,495	2,632
	CK Asset Holdings, Ltd.	308,000	2,178
	American Tower Corp. REIT	7,508	1,919
	Equinix, Inc. REIT	2,214	1,455
	Longfor Group Holdings, Ltd.	249,000	1,176
	Embassy Office Parks REIT	234,370	1,111
	Charter Hall Group REIT	145,400	1,087
	Powergrid Infrastructure Investment Trust	650,141	1,062
	Americold Realty Trust, Inc.	32,239	968
	Mindspace Business Parks REIT	214,689	953
	Extra Space Storage, Inc. REIT	5,512	938
	TAG Immobilien AG	63,810	728

96    American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)			Value
		Shares	(000)

Real estate	Sun Hung Kai Properties, Ltd.	61,255	$ 724
(continued)	CTP NV	49,335	569
	PSP Swiss Property AG	3,583	399
	CubeSmart REIT	7,663	327
	Douglas Elliman, Inc.	29,146	140

			73,764

Industrials	Raytheon Technologies Corp.	212,630	20,436
5.98%	Lockheed Martin Corp.	13,286	5,712
	BAE Systems PLC	507,662	5,130
	Honeywell International, Inc.	20,665	3,592
	L3Harris Technologies, Inc.	13,435	3,247
	Singapore Technologies Engineering, Ltd.	1,096,500	3,220
	RELX PLC	98,945	2,681
	RELX PLC (ADR)	7,965	215
	Kone OYJ, Class B	54,424	2,587
	VINCI SA	25,880	2,304
	BOC Aviation, Ltd.	245,100	2,060
	Siemens AG	19,999	2,035
	Trinity Industries, Inc.	72,684	1,760
	CCR SA, ordinary nominative shares	449,174	1,075
	ABB, Ltd.	38,536	1,028
	LIXIL Corp.	54,600	1,022
	Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	49,377	966
	Trelleborg AB, Class B	47,577	959
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	64,480	898
	Ventia Services Group Pty, Ltd.	490,862	844
	United Parcel Service, Inc., Class B	4,455	813
	Waste Management, Inc.	4,008	613
	General Dynamics Corp.	2,480	549
	Deutsche Post AG	14,410	540
	Airbus SE, non-registered shares	3,671	356
	Atlas Corp.2	23,578	252
	Norfolk Southern Corp.	1,084	246
	Sulzer AG	3,814	237
	Melrose Industries PLC	122,162	223

			65,600

Energy	TC Energy Corp. (CAD denominated)2	205,882	10,665
5.22%	TC Energy Corp.	15,067	781
	Canadian Natural Resources, Ltd. (CAD denominated)	190,567	10,240
	Chevron Corp.	45,673	6,613
	TotalEnergies SE	76,665	4,047
	BP PLC	747,631	3,534
	Shell PLC (GBP denominated)	116,755	3,033
	Shell PLC (ADR)	8,003	418
	Exxon Mobil Corp.	36,914	3,161
	EOG Resources, Inc.	26,655	2,944
	ConocoPhillips	30,877	2,773
	Enbridge, Inc. (CAD denominated)	48,315	2,040
	Baker Hughes Co., Class A	50,603	1,461
	Schlumberger, Ltd.	35,730	1,278
	Equitrans Midstream Corp.	200,167	1,273
	Woodside Energy Group, Ltd.	34,151	750
	Woodside Energy Group, Ltd. (CDI)5	23,081	489
	Pioneer Natural Resources Company	5,252	1,172
	DT Midstream, Inc.	12,803	628
	Gazprom PJSC (ADR)3,4	440,214	—6
			57,300

American Funds Insurance Series    97

Capital Income Builder (continued)

Common stocks (continued)			Value
		Shares	(000)

Communication	Comcast Corp., Class A	269,639	$ 10,581
services	Verizon Communications, Inc.	106,248	5,392
3.26%	SoftBank Corp.	373,800	4,150
	Koninklijke KPN NV	1,040,033	3,707
	BCE, Inc.	64,510	3,171
	Nippon Telegraph and Telephone Corp.	66,400	1,907
	HKT Trust and HKT, Ltd., units	1,381,240	1,855
	Singapore Telecommunications, Ltd.	573,200	1,044
	Pearson PLC	106,351	971
	WPP PLC	81,133	814
	Omnicom Group, Inc.	10,162	646
	Indus Towers, Ltd.	211,665	560
	ITV PLC	569,947	453
	ProSiebenSat.1 Media SE	40,927	378
	Vodafone Group PLC	144,892	223

			35,852

Consumer	McDonald’s Corp.	19,734	4,872
discretionary	Midea Group Co., Ltd., Class A	385,475	3,477
2.73%	Home Depot, Inc.	12,486	3,425
	Industria de Diseño Textil, SA	151,346	3,424
	Kering SA	5,429	2,788
	Starbucks Corp.	36,027	2,752
	VF Corp.	27,355	1,208
	Hasbro, Inc.	14,296	1,171
	Galaxy Entertainment Group, Ltd.	190,000	1,133
	YUM! Brands, Inc.	9,688	1,100
	Cie. Financière Richemont SA, Class A	9,843	1,048
	LVMH Moët Hennessy-Louis Vuitton SE	1,480	902
	Darden Restaurants, Inc.	7,867	890
	Restaurant Brands International, Inc.	14,808	743
	OPAP SA	27,844	398
	Inchcape PLC	26,460	224
	Thule Group AB	8,654	213
	Kindred Group PLC (SDR)	19,169	159

			29,927

Materials	Vale SA, ordinary nominative shares (ADR)	354,178	5,181
2.71%	Vale SA, ordinary nominative shares	248,874	3,641
	Rio Tinto PLC	77,432	4,634
	BHP Group, Ltd. (CDI)	127,875	3,576
	LyondellBasell Industries NV	28,394	2,483
	Linde PLC	8,196	2,357
	Air Products and Chemicals, Inc.	8,303	1,997
	Evonik Industries AG	53,622	1,144
	International Flavors & Fragrances, Inc.	8,013	954
	BASF SE	21,232	924
	Sociedad Química y Minera de Chile SA, Class B (ADR)	8,531	713
	Asahi Kasei Corp.	92,600	707
	UPM-Kymmene Oyj	19,277	586
	Nexa Resources SA2	51,286	308
	WestRock Co.	7,448	297
	Fortescue Metals Group, Ltd.	19,956	241

			29,743
	Total common stocks (cost: $689,320,000)
			798,668

98    American Funds Insurance Series

Capital Income Builder (continued)

Preferred securities 0.05%			Value
		Shares	(000)

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	12,647	$ 506
technology	Total preferred securities (cost: $419,000)
			506
0.05%

Rights & warrants 0.00%

Consumer	Compagnie Financière Richemont SA, Class A, warrants, expire 20235	7,130	4
discretionary	Total rights & warrants (cost: $0)
			4
0.00%

Convertible stocks 0.65%

Information	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	2,393	3,597
technology

0.33%

Utilities	AES Corp., convertible preferred units, 6.875% 2024	8,659	747
0.15%	American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	9,704	524
	NextEra Energy, Inc., convertible preferred units, 6.219% 2023	8,500	418

			1,689

Health care	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 20232	841	1,113
0.10%

Consumer	Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	6,948	732
discretionary	Total convertible stocks (cost: $6,038,000)
			7,131
0.07%

Investment funds 2.62%

	Capital Group Central Corporate Bond Fund7	3,406,631	28,752
	Total investment funds (cost: $33,973,000)		28,752
Bonds, notes & other debt instruments 18.31%		Principal amount

		(000)

U.S. Treasury bonds & notes 9.47%

U.S. Treasury	U.S. Treasury 0.125% 2022	USD1,625	1,606
6.36%	U.S. Treasury 0.125% 2023	2,200	2,169
	U.S. Treasury 0.375% 2023	875	846
	U.S. Treasury 0.625% 2024	11,050	10,470
	U.S. Treasury 0.75% 2024	5,965	5,655
	U.S. Treasury 2.50% 2024	5,424	5,378
	U.S. Treasury 0.375% 2025	507	471
	U.S. Treasury 0.75% 2026	4,903	4,495
	U.S. Treasury 0.75% 2026	3,850	3,523
	U.S. Treasury 0.75% 2026	1	1
	U.S. Treasury 1.125% 2026	4,030	3,714
	U.S. Treasury 1.875% 2026	6,300	6,026
	U.S. Treasury 2.00% 20268	2,800	2,677
	U.S. Treasury 0.50% 2027	2,900	2,567
	U.S. Treasury 2.50% 2027	1,440	1,405
	U.S. Treasury 2.625% 2027	6,605	6,479
	U.S. Treasury 1.25% 2028	1,350	1,219
	U.S. Treasury 2.875% 2032	5,696	5,628

American Funds Insurance Series    99

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury 1.125% 20408	USD2,400	$ 1,665
(continued)	U.S. Treasury 2.00% 2041	300	237
	U.S. Treasury 2.375% 20518	197	165
	U.S. Treasury 2.25% 20528	4,176	3,422
			69,818

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 20239	2,532	2,576
inflation-protected	U.S. Treasury Inflation-Protected Security 0.375% 20239	1,764	1,796
securities	U.S. Treasury Inflation-Protected Security 0.625% 20239	3,298	3,356
3.11%	U.S. Treasury Inflation-Protected Security 0.125% 20249	5,769	5,828
	U.S. Treasury Inflation-Protected Security 0.125% 20249	4,979	5,011
	U.S. Treasury Inflation-Protected Security 0.50% 20249	2,491	2,527
	U.S. Treasury Inflation-Protected Security 0.625% 20249	2,986	3,036
	U.S. Treasury Inflation-Protected Security 0.125% 20259	1,231	1,231
	U.S. Treasury Inflation-Protected Security 0.125% 20259	223	223
	U.S. Treasury Inflation-Protected Security 0.25% 20259	523	526
	U.S. Treasury Inflation-Protected Security 0.375% 20259	366	369
	U.S. Treasury Inflation-Protected Security 0.125% 20269	2,317	2,295
	U.S. Treasury Inflation-Protected Security 0.125% 20309	2,078	1,980
	U.S. Treasury Inflation-Protected Security 0.125% 20319	1,777	1,686
	U.S. Treasury Inflation-Protected Security 0.125% 20319	135	128
	U.S. Treasury Inflation-Protected Security 0.125% 20518,9	1,971	1,506
			34,074
	Total U.S. Treasury bonds & notes
			103,892
Mortgage-backed obligations 6.24%

Federal agency	Fannie Mae Pool #695412 5.00% 203310	—6	—6
mortgage-backed	Fannie Mae Pool #AD3566 5.00% 203510	2	2
obligations	Fannie Mae Pool #AC0794 5.00% 203910	5	5
5.38%	Fannie Mae Pool #931768 5.00% 203910	1	1
	Fannie Mae Pool #AE0311 3.50% 204010	10	9
	Fannie Mae Pool #932606 5.00% 204010	3	3
	Fannie Mae Pool #AJ1873 4.00% 204110	7	7
	Fannie Mae Pool #AE1248 5.00% 204110	9	9
	Fannie Mae Pool #AE1274 5.00% 204110	7	7
	Fannie Mae Pool #AE1277 5.00% 204110	5	5
	Fannie Mae Pool #AE1283 5.00% 204110	2	3
	Fannie Mae Pool #AE1290 5.00% 204210	5	6
	Fannie Mae Pool #AT0300 3.50% 204310	2	2
	Fannie Mae Pool #AT3954 3.50% 204310	2	2
	Fannie Mae Pool #AY1829 3.50% 204410	2	2
	Fannie Mae Pool #BJ5015 4.00% 204710	42	42
	Fannie Mae Pool #BH3122 4.00% 204710	1	1
	Fannie Mae Pool #BK6840 4.00% 204810	28	28
	Fannie Mae Pool #BK5232 4.00% 204810	21	21
	Fannie Mae Pool #BK9743 4.00% 204810	8	8
	Fannie Mae Pool #BK9761 4.50% 204810	5	5
	Fannie Mae Pool #CA5540 3.00% 205010	3,412	3,206
	Fannie Mae Pool #BF0142 5.50% 205610	422	453
	Fannie Mae Pool #BF0342 5.50% 205910	280	305
	Fannie Mae Pool #BF0497 3.00% 206010	346	326
	Freddie Mac Pool #Q15874 4.00% 204310	1	1
	Freddie Mac Pool #G67711 4.00% 204810	254	255
	Freddie Mac Pool #Q56599 4.00% 204810	32	32
	Freddie Mac Pool #Q55971 4.00% 204810	22	22
	Freddie Mac Pool #Q56175 4.00% 204810	19	19
	Freddie Mac Pool #Q55970 4.00% 204810	11	11
	Freddie Mac Pool #Q58411 4.50% 204810	58	60

100    American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)			Principal amount	Value
			(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Pool #Q58436 4.50% 204810		USD31	$31
mortgage-backed	Freddie Mac Pool #Q58378 4.50% 204810		21	21
obligations	Freddie Mac Pool #Q57242 4.50% 204810		16	16
(continued)	Freddie Mac Pool #ZT1704 4.50% 204910		1,338	1,369
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA,
	3.00%	205610	253	246
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA,
	3.00%	205610,11	249	243
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA,
	3.00%	205610,11	122	119
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT,
	3.25%	205710,11	103	100
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT,
	3.50%	205710	85	83
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50%	205710	22	21
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT,
	3.50%	205810	1,051	1,024
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA,
	3.50%	205810	676	669
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA,
	3.50%	205810	444	440
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA,
	3.50%	205810	20	20
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT,
	3.50%	205810	11	10
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50%	202810	993	985
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C,
	2.75%	202910	1,388	1,334
	Government National Mortgage Assn. 4.00% 205210,12		3,313	3,292
	Government National Mortgage Assn. 4.00% 205210,12		2,829	2,818
	Government National Mortgage Assn. 4.50% 205210,12		1,145	1,157
	Government National Mortgage Assn. 5.00% 205210,12		3,624	3,700
	Government National Mortgage Assn. 5.00% 205210,12		27	28
	Government National Mortgage Assn. Pool #MA5764 4.50% 204910		502	514
	Government National Mortgage Assn. Pool #694836 5.665% 205910		1	1
	Government National Mortgage Assn. Pool #765152 4.14% 206110		—6	—6
	Government National Mortgage Assn. Pool #766525 4.70% 206210		—6	—6
	Government National Mortgage Assn. Pool #725893 5.20% 206410		—6	—6
	Government National Mortgage Assn. Pool #AA7554 6.64% 206410		1	1
	Uniform Mortgage-Backed Security 2.50% 203710,12		1,608	1,536
	Uniform Mortgage-Backed Security 3.00% 205210,12		1,900	1,768
	Uniform Mortgage-Backed Security 3.00% 205210,12		1,720	1,602
	Uniform Mortgage-Backed Security 3.50% 205210,12		1,927	1,851
	Uniform Mortgage-Backed Security 4.00% 205210,12		11,242	11,051
	Uniform Mortgage-Backed Security 4.00% 205210,12		531	523
	Uniform Mortgage-Backed Security 4.50% 205210,12		7,550	7,550
	Uniform Mortgage-Backed Security 4.50% 205210,12		5,351	5,362
	Uniform Mortgage-Backed Security 5.00% 205210,12		3,606	3,664
	Uniform Mortgage-Backed Security 5.00% 205210,12		1,050	1,069
				59,076

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 20481,10,11		161	150
mortgage-backed	Binom Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 20611,10,11		91	87
obligations (privately	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 20611,10		95	89
originated)	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 20301,10,11		97	96
0.52%	Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 20311,10,11		153	150
	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 20361,10,11		122	120

American Funds Insurance Series    101
Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Collateralized	CIM Trust, Series 2022-R2, Class A1, 3.75% 20611,10,11	USD201	$ 195
mortgage-backed	Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 20601,10,11	12	11
obligations (privately	Connecticut Avenue Securities, Series 2021-R01, Class 1M1,
originated)	(30-day Average USD-SOFR + 0.75%) 1.676% 20411,10,11	11	11
(continued)	Connecticut Avenue Securities, Series 2022-R04, Class 1M1,
	(30-day Average USD-SOFR + 2.00%) 2.926% 20421,10,11	158	155
	Finance of America Structured Securities Trust, Series 2019-JR4, Class A,
	2.00% 20691,10	68	69
	Finance of America Structured Securities Trust, Series 2019-JR3, Class A,
	2.00% 20691,10	61	63
	Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 20511,10,11	122	105
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3,
	(1-month USD-LIBOR + 4.70%) 6.324% 202810,11	294	303
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
	Class M1A, (30-day Average USD-SOFR + 2.00%) 2.926% 20421,10,11	171	169
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4,
	Class M1A, (30-day Average USD-SOFR + 2.20%) 3.126% 20421,10,11	96	94
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2,
	(1-month USD-LIBOR + 1.70%) 3.324% 20501,10,11	247	244
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2,
	(1-month USD-LIBOR + 1.85%) 3.474% 20501,10,11	482	477
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1,
	(1-month USD-LIBOR + 5.10%) 6.724% 20501,10,11	120	122
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1,
	(1-month USD-LIBOR + 6.00%) 7.624% 20501,10,11	175	183
	Home Partners of America Trust, Series 2022-1, Class A, 3.93% 20391,10	202	197
	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 20591,10,11	137	137
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 20611,10,11	83	79
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1,
	4.00% 2061 (7.00% on 4/25/2025)1,3,10,13	215	208
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1,
	2.25% 2067 (5.25% on 11/25/2024)1,10,13	141	132
	Mello Warehouse Securitization Trust, Series 2020-2, Class A,
	(1-month USD-LIBOR + 0.80%) 2.424% 20531,10,11	105	104
	Mello Warehouse Securitization Trust, Series 2021-3, Class A,
	(1-month USD-LIBOR + 0.85%) 2.474% 20551,10,11	202	196
	MRA Issuance Trust, Series 2020-10, Class A3,
	(1-month USD-LIBOR + 1.30%) 2.10% 20221,10,11	353	349
	NewRez Warehouse Securitization Trust, Series 2021-1, Class A,
	(1-month USD-LIBOR + 0.75%) 2.374% 20551,10,11	281	278
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 20391,10	100	95
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 20311,10,11	90	86
	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 20561,10,11	29	29
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 20571,10,11	47	46
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 20571,10,11	26	25
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 20581,10,11	57	56
	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 20581,10,11	28	28
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 20601,10	516	476
	Treehouse Park Improvement Association No.1 - Anleihen 9.75% 20331,3,4	100	88
	Tricon Residential, Series 2021-SFR1, Class A, 1.943% 20381,10	196	179
			5,681

102    American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Commercial	Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A,
mortgage-backed	(1-month USD CME Term SOFR + 1.767%) 2.27% 20391,10,11	USD110	$ 108
securities	BPR Trust, Series 2022-OANA, Class A,
0.34%	(1-month USD CME Term SOFR + 1.898%) 3.177% 20371,10,11	329	323
	BX Trust, Series 2022-CSMO, Class A,
	(1-month USD CME Term SOFR + 2.11%) 2.865% 20271,10,11	332	329
	BX Trust, Series 2021-VOLT, Class A,
	(1-month USD-LIBOR + 0.70%) 2.024% 20361,10,11	548	529
	BX Trust, Series 2021-ARIA, Class A,
	(1-month USD-LIBOR + 0.899%) 2.223% 20361,10,11	266	251
	BX Trust, Series 2021-ARIA, Class C,
	(1-month USD-LIBOR + 1.646%) 2.97% 20361,10,11	100	93
	BX Trust, Series 2022-IND, Class A,
	(1-month USD CME Term SOFR + 1.491%) 2.825% 20371,10,11	166	162
	BX Trust, Series 2021-SOAR, Class A,
	(1-month USD-LIBOR + 0.67%) 1.994% 20381,10,11	173	166
	BX Trust, Series 2021-SOAR, Class D,
	(1-month USD-LIBOR + 1.40%) 2.724% 20381,10,11	99	94
	BX Trust, Series 2021-ACNT, Class C,
	(1-month USD-LIBOR + 1.50%) 2.825% 20381,10,11	100	95
	Extended Stay America Trust, Series 2021-ESH, Class A,
	(1-month USD-LIBOR + 1.08%) 2.405% 20381,10,11	99	97
	GS Mortgage Securities Trust, Series 2018-HULA, Class A, 2.244% 20251,10,11	229	224
	Hawaii Hotel Trust, Series 2019-MAUI, Class A,
	(1-month USD-LIBOR + 1.15%) 2.474% 20381,10,11	300	292
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C,
	3.45% 20391,10,11	100	89
	La Quinta Mortgage Trust, Series 2022-LAQ, Class A,
	(1-month USD CME Term SOFR + 1.724%) 3.058% 20391,10,11	193	188
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A,
	(1-month USD-LIBOR + 1.05%) 2.374% 20381,10,11	179	173
	Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10,
	(1-month USD-LIBOR + 3.25%) 4.874% 20491,10,11	150	140
	SREIT Trust, Series 2021-MFP, Class A,
	(1-month USD-LIBOR + 0.731%) 2.055% 20381,10,11	361	344
			3,697
	Total mortgage-backed obligations
			68,454
Corporate bonds, notes & loans 1.83%

Energy	Apache Corp. 4.25% 2030	385	342
0.35%	Baker Hughes Co. 2.061% 2026	8	7
	BP Capital Markets America, Inc. 3.633% 2030	360	341
	Cenovus Energy, Inc. 5.40% 2047	75	72
	Diamondback Energy, Inc. 4.25% 2052	57	48
	Energy Transfer Operating LP 5.00% 2050	66	56
	Energy Transfer Partners LP 5.30% 2047	14	12
	EQT Corp. 5.00% 2029	35	34
	EQT Corp. 3.625% 20311	20	17
	Equinor ASA 2.375% 2030	365	320
	Exxon Mobil Corp. 2.995% 2039	200	164
	MPLX LP 5.50% 2049	625	581
	New Fortress Energy, Inc. 6.50% 20261	80	73
	NGL Energy Operating, LLC 7.50% 20261	80	72
	ONEOK, Inc. 3.10% 2030	42	36
	ONEOK, Inc. 4.95% 2047	51	44
	ONEOK, Inc. 7.15% 2051	97	103
	Pemex Project Funding Master Trust, Series 13, 6.625% 2035	150	103
	Petróleos Mexicanos 6.50% 2029	20	16
	Petróleos Mexicanos 8.75% 20291	222	201

American Funds Insurance Series    103

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Petróleos Mexicanos 7.69% 2050	USD75	$ 50
(continued)	Sabine Pass Liquefaction, LLC 4.50% 2030	142	136
	Shell International Finance BV 2.00% 2024	420	408
	TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)13	540	515
	TransCanada PipeLines, Ltd. 5.10% 2049	150	149

			3,900

Health care	AbbVie, Inc. 3.20% 2029	25	23
0.31%	AbbVie, Inc. 4.25% 2049	39	35
	Amgen, Inc. 3.35% 2032	36	33
	Amgen, Inc. 4.20% 2052	19	17
	AstraZeneca PLC 3.375% 2025	200	198
	AstraZeneca PLC 3.00% 2051	11	9
	Centene Corp. 4.625% 2029	530	496
	Centene Corp. 3.375% 2030	179	152
	Centene Corp. 2.625% 2031	40	32
	Gilead Sciences, Inc. 1.65% 2030	8	7
	HCA, Inc. 3.625% 20321	16	14
	Humana, Inc. 3.70% 2029	12	11
	Merck & Co., Inc. 1.70% 2027	118	107
	Merck & Co., Inc. 3.40% 2029	110	106
	Merck & Co., Inc. 2.15% 2031	168	145
	Pfizer, Inc. 2.70% 2050	425	324
	Regeneron Pharmaceuticals, Inc. 1.75% 2030	8	6
	Regeneron Pharmaceuticals, Inc. 2.80% 2050	2	1
	Shire PLC 3.20% 2026	270	260
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	700	691
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	650	535
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	300	188

			3,390

Consumer	Bayerische Motoren Werke AG 3.45% 20271	25	24
discretionary	Bayerische Motoren Werke AG 4.15% 20301	290	285
0.25%	Bayerische Motoren Werke AG 3.70% 20321	25	24
	Daimler Trucks Finance North America, LLC 1.125% 20231	495	476
	Daimler Trucks Finance North America, LLC 1.625% 20241	175	165
	Daimler Trucks Finance North America, LLC 2.375% 20281	150	129
	Daimler Trucks Finance North America, LLC 2.50% 20311	150	122
	Ford Motor Co. 2.30% 2025	200	180
	Ford Motor Credit Company, LLC 5.125% 2025	200	191
	Grand Canyon University 4.125% 2024	200	191
	Royal Caribbean Cruises, Ltd. 10.875% 20231	250	251
	Royal Caribbean Cruises, Ltd. 11.50% 20251	160	165
	Toyota Motor Credit Corp. 2.15% 2022	505	505

			2,708

Utilities	AEP Transmission Co., LLC 3.80% 2049	45	39
0.23%	Edison International 4.125% 2028	132	123
	FirstEnergy Corp. 2.25% 2030	107	85
	FirstEnergy Corp. 2.65% 2030	493	408
	Pacific Gas and Electric Co. 3.25% 2024	1,025	999
	Pacific Gas and Electric Co. 2.95% 2026	97	88
	Pacific Gas and Electric Co. 3.75% 2028	105	93
	Pacific Gas and Electric Co. 4.65% 2028	284	263

104    American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Pacific Gas and Electric Co. 2.50% 2031	USD375	$ 287
(continued)	Southern California Edison Co., Series C, 3.60% 2045	206	156
	Union Electric Co. 3.90% 2052	25	22

			2,563

Communication	América Móvil, SAB de CV, 8.46% 2036	MXN1,300	55
services	AT&T, Inc. 3.50% 2041	USD75	60
0.23%	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 20311	360	294
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 20321	25	21
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 20341	175	136
	Magallanes, Inc. 4.279% 20321	36	32
	Magallanes, Inc. 5.05% 20421	47	40
	Magallanes, Inc. 5.141% 20521	63	53
	Netflix, Inc. 4.875% 2028	150	141
	SBA Tower Trust 1.631% 20261	253	227
	Sprint Corp. 6.875% 2028	325	343
	Sprint Corp. 8.75% 2032	275	332
	T-Mobile US, Inc. 3.875% 2030	625	584
	Verizon Communications, Inc. 2.355% 2032	126	105
	Walt Disney Company 4.625% 2040	120	117

			2,540

Financials	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	150	120
0.15%	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)13	231	185
	Charles Schwab Corp. 2.45% 2027	25	23
	Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)13	35	30
	CME Group, Inc. 2.65% 2032	50	44
	Corebridge Financial, Inc. 3.85% 20291	180	166
	Corebridge Financial, Inc. 3.90% 20321	32	29
	Corebridge Financial, Inc. 4.35% 20421	7	6
	Corebridge Financial, Inc. 4.40% 20521	49	41
	Danske Bank AS 4.298% 2028
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)1,13	200	190
	Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)13	75	62
	Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)13	40	34
	Intercontinental Exchange, Inc. 4.60% 2033	18	18
	Intercontinental Exchange, Inc. 4.95% 2052	16	16
	JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)13	227	182
	JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)13	17	15
	JPMorgan Chase & Co., Series I,
	(3-month USD-LIBOR + 3.47%) 4.709% junior subordinated perpetual bonds11	105	100
	Navient Corp. 5.00% 2027	150	123
	New York Life Global Funding 3.00% 20281	150	142
	SVB Financial Group 4.70% junior subordinated perpetual bonds
	(5-year UST Yield Curve Rate T Note Constant Maturity + 3.064%
	on 11/15/2031)13	38	29
	Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)13	105	93
			1,648

Consumer staples	7-Eleven, Inc. 0.80% 20241	50	47
0.10%	7-Eleven, Inc. 0.95% 20261	60	53
	7-Eleven, Inc. 1.30% 20281	45	38
	7-Eleven, Inc. 1.80% 20311	325	254
	Altria Group, Inc. 3.70% 2051	25	16
	British American Tobacco PLC 4.70% 2027	105	103
	British American Tobacco PLC 4.448% 2028	150	142
	British American Tobacco PLC 4.54% 2047	82	60

American Funds Insurance Series    105

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer staples	British American Tobacco PLC 4.758% 2049	USD121	$92
(continued)	Kraft Heinz Company 3.00% 2026	93	88
	Kraft Heinz Company 4.875% 2049	170	150
	Kraft Heinz Company 5.50% 2050	75	72

			1,115

Industrials	Boeing Company 4.508% 2023	270	271
0.09%	Boeing Company 2.75% 2026	91	85
	Boeing Company 5.15% 2030	284	273
	Boeing Company 5.805% 2050	95	87
	Canadian Pacific Railway, Ltd. 2.45% 2031	78	67
	Canadian Pacific Railway, Ltd. 3.10% 2051	102	75
	CSX Corp. 4.75% 2048	50	49
	Masco Corp. 3.125% 2051	10	7
	Union Pacific Corp. 2.80% 2032	17	15
	Union Pacific Corp. 3.50% 2053	20	16

			945

Information	Broadcom, Inc. 4.00% 20291	6	6
technology	Broadcom, Inc. 4.15% 20321	11	10
0.07%	Broadcom, Inc. 3.75% 20511	91	68
	Lenovo Group, Ltd. 5.875% 2025	400	412
	Oracle Corp. 2.875% 2031	140	115
	Oracle Corp. 3.60% 2050	150	104
	ServiceNow, Inc. 1.40% 2030	130	102

			817

Materials	Dow Chemical Co. 3.60% 2050	75	57
0.03%	International Flavors & Fragrances, Inc. 1.832% 20271	100	86
	International Flavors & Fragrances, Inc. 3.468% 20501	10	7
	LYB International Finance III, LLC 4.20% 2050	49	40
	LYB International Finance III, LLC 3.625% 2051	102	76
	South32 Treasury (USA), Ltd. 4.35% 20321	14	13
			279

Real estate	American Tower Corp. 4.05% 2032	11	10
0.02%	Equinix, Inc. 1.55% 2028	25	21
	Equinix, Inc. 3.20% 2029	144	128
	Equinix, Inc. 2.50% 2031	47	38

			197
	Total corporate bonds, notes & loans
			20,102
Asset-backed obligations 0.68%

	Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 20271,10	197	181
	Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 20271,10	100	94
	Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 20271,10	178	175
	American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 20361,10	86	86
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 20521,10	88	87
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 20521,10	100	99
	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B,
	(30-day Average USD-SOFR + 1.15%) 1.927% 202510,11	150	150
	Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 20351,10	91	87
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 20601,10	359	326
	CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 20601,10	90	77
	CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 20601,10	92	83

106    American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Asset-backed obligations (continued)

	CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 20601,10	USD92	$79
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 20611,10	323	285
	Exeter Automobile Receivables Trust, Series 2022-3A, Class A2, 3.45% 202410	63	63
	FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 20391,10	132	130
	Ford Credit Auto Owner Trust, Series 2022-B, Class A2B,
	(30-day Average USD-SOFR + 0.60%) 1.252% 202510,11	73	73
	Freedom Financial, Series 2022-1FP, Class A, 0.94% 20291,10	72	71
	GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 20451,10	566	523
	GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 20461,10	91	81
	Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 20391,10	145	140
	Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 20251,10	247	231
	Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 20251,10	100	93
	Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 20271,10	268	237
	Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 20271,10	100	89
	Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 20271,10	100	88
	Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 20691,10	51	47
	Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 20691,10	156	144
	Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 20621,10	236	219
	Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 20621,10	471	437
	Nelnet Student Loan Trust, Series 2021-C, Class AFL,
	(1-month USD-LIBOR + 0.74%) 2.335% 20621,10,11	248	242
	New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 20611,10	935	817
	Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 202410	199	193
	Nissan Auto Lease Trust, Series 2022-A, Class A2B,
	(30-day Average USD-SOFR + 0.60%) 1.113% 202410,11	250	246
	OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 20271,10	100	91
	Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 20311,10	100	93
	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 20531,10	84	74
	Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 20331,10	224	209
	Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 20341,10,11	335	304
	Verizon Master Trust, Series 2022-3, Class A, 3.01% 2027 (3.76% on 11/20/2023)10,13	160	159
	Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 202410	110	109
	Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 20251,10	494	492
			7,504
Bonds & notes of governments & government agencies outside the U.S. 0.07%

	Peru (Republic of) 2.783% 2031	190	162
	Portuguese Republic 5.125% 2024	18	19
	Qatar (State of) 4.50% 2028	200	207
	Saudi Arabia (Kingdom of) 3.625% 2028	200	198
	United Mexican States 3.25% 2030	200	176

			762
Municipals 0.02%

California	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
0.00%	Asset-Backed Bonds, Series 2021-B, 2.746% 2034	15	13

Illinois	G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	225	227
0.02%	Total municipals
			240

	Total bonds, notes & other debt instruments (cost: $210,549,000)
			200,954

American Funds Insurance Series    107

Capital Income Builder (continued)

Short-term securities 10.25%

Value

Shares(000)

Money market investments 9.10%

Capital Group Central Cash Fund 1.38%7,14	999,523	$ 99,932

Money market investments purchased with collateral from securities on loan 1.15%

	Capital Group Central Cash Fund 1.38%7,14,15						35,799	3,579
	Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%14,15						1,889,762	1,890
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 1.38%14,15						1,789,584	1,790
	Morgan Stanley Institutional Liquidity Funds – Government Portfolio,
	Institutional Class 1.38%14,15						1,789,585	1,790
	BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%14,15						1,789,584	1,789
	State Street Institutional U.S. Government Money Market Fund,
	Institutional Class 1.40%14,15						1,789,585	1,789
								12,627
	Total short-term securities (cost: $112,575,000)
								112,559
	Total investment securities 104.64% (cost: $1,052,874,000)
								1,148,574
	Other assets less liabilities (4.64)%							(50,964)
	Net assets 100.00%
								$1,097,610
Futures contracts

								Value and
								unrealized
								appreciation
							Notional	(depreciation)
			Number of				amount	at 6/30/2022
Contracts		Type		contracts	Expiration		(000)	(000)

30 Day Federal Funds Futures		Long		64	September 2022	USD26,065		$8
90 Day Eurodollar Futures		Long		94	September 2022		22,747	(611)
2 Year U.S. Treasury Note Futures		Short		34	September 2022		(7,141)	(68)
5 Year U.S. Treasury Note Futures		Long		129	September 2022		14,480	7
10 Year Ultra U.S. Treasury Note Futures		Long		37	September 2022		4,713	(67)
10 Year U.S. Treasury Note Futures		Long		25	September 2022		2,963	(34)
20 Year U.S. Treasury Bond Futures		Long		11	September 2022		1,525	(21)
30 Year Ultra U.S. Treasury Bond Futures		Long		67	September 2022		10,341	(241)

								$(1,027)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay					Upfront	Unrealized
					Notional	Value at	premium	appreciation

	Payment		Payment	Expiration	amount	6/30/2022	paid	at 6/30/2022
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	USD5,635	$ 57	$—	$57
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	5,600	53	—	53
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	5,215	52	—	52
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	4,100	34	—	34
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	898	8	—	8

108    American Funds Insurance Series

Capital Income Builder (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay						Upfront	Unrealized
					Notional		Value at	premium	appreciation

	Payment		Payment	Expiration		amount	6/30/2022	paid	at 6/30/2022
Rate	frequency	Rate	frequency		date	(000)	(000)	(000)		(000)

3-month USD-LIBOR	Quarterly	0.5935%	Semi-annual	5/18/2030	USD7,200		$1,224		$—	$1,224
3-month USD-LIBOR	Quarterly	0.807%	Semi-annual	5/18/2050		805	329		—	329

							$1,757		$—	$1,757
Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection
								Upfront	Unrealized
					Notional	Value at		premium	depreciation
Financing	Payment	Reference	Expiration		amount	6/30/2022		paid	at 6/30/2022
rate received	frequency	index		date	(000)		(000)	(000)		(000)

5.00%	Quarterly	CDX.NA.HY.38	6/20/2027		USD6,138		$(185)	$174		$(359)
Investments in affiliates7
				Value of			Net	Net	Value of
				affiliates at			realized	unrealized	affiliates at	Dividend
				1/1/2022	Additions	Reductions	loss depreciation		6/30/2022	income
				(000)	(000)	(000)	(000)	(000)	(000)	(000)

Investment funds 2.62%
Capital Group Central Corporate Bond Fund				$30,304	$3,186	$—	$ —	$(4,738)	$ 28,752	$402
Short-term securities 9.43%
Money market investments 9.10%
Capital Group Central Cash Fund 1.38%14				42,892	156,994	99,931	(4)	(19)	99,932	185
Money market investments purchased with collateral
from securities on loan 0.33%
Capital Group Central Cash Fund 1.38%14,15				1,954	1,62516				3,579	—17
Total short-term securities									103,511
Total 12.05%
							$(4)	$(4,757)	$132,263	$587

American Funds Insurance Series    109

Capital Income Builder (continued)

1Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $20,860,000, which represented 1.90% of the net assets of the fund.

2All or a portion of this security was on loan. The total value of all such securities was $13,384,000, which represented 1.22% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $720,000, which represented .07% of the net assets of the fund.

4Value determined using significant unobservable inputs.

5Security did not produce income during the last 12 months.

6Amount less than one thousand.

7Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

8All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,776,000, which represented .16% of the net assets of the fund.

9Index-linked bond whose principal amount moves with a government price index.

10Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

11Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

12Purchased on a TBA basis.

13Step bond; coupon rate may change at a later date.

14Rate represents the seven-day yield at 6/30/2022.

15Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

16Represents net activity. Refer to Note 5 for more information on securities lending.

17Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

Assn. = Association

CAD = Canadian dollars

CDI = CREST Depository Interest

CME = CME Group

EFFR = Effective Federal Funds Rate

EUR = Euros

G.O. = General Obligation

GBP = British pounds

GDR = Global Depositary Receipts

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

110    American Funds Insurance Series

Asset Allocation Fund

Investment portfolio June 30, 2022			unaudited
Common stocks 66.90%			Value
		Shares	(000)

Health care	UnitedHealth Group, Inc.	1,060,800	$ 544,859
11.72%	Johnson & Johnson	2,330,000	413,598
	Humana, Inc.	522,000	244,333
	Cigna Corp.	900,000	237,168
	Pfizer, Inc.	3,387,556	177,610
	Abbott Laboratories	1,600,000	173,840
	CVS Health Corp.	1,813,000	167,993
	Vertex Pharmaceuticals, Inc.1	555,500	156,534
	Eli Lilly and Company	400,469	129,844
	Regeneron Pharmaceuticals, Inc.1	214,600	126,856
	AbbVie, Inc.	821,978	125,894
	Gilead Sciences, Inc.	1,845,000	114,039
	Bristol-Myers Squibb Company	1,117,017	86,010
	Thermo Fisher Scientific, Inc.	116,000	63,020
	Centene Corp.1	531,513	44,971
	AbCellera Biologics, Inc.1,2	2,676,672	28,507
	Alnylam Pharmaceuticals, Inc.1	188,334	27,469
	Rotech Healthcare, Inc.1,3,4,5	184,138	18,782
	Zoetis, Inc., Class A	95,618	16,436
	Horizon Therapeutics PLC1	192,328	15,340
	Ultragenyx Pharmaceutical, Inc.1	217,400	12,970
			2,926,073

Information	Microsoft Corp.	3,906,015	1,003,182
technology	Broadcom, Inc.	1,536,813	746,599
10.33%	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,930,000	239,528
	ASML Holding NV (New York registered) (ADR)	341,764	162,639
	MKS Instruments, Inc.	1,500,000	153,945
	Mastercard, Inc., Class A	195,977	61,827
	NVIDIA Corp.	332,696	50,433
	MicroStrategy, Inc., Class A1,2	203,897	33,500
	Paychex, Inc.	240,000	27,329
	DocuSign, Inc.1	440,000	25,247
	Apple, Inc.	150,000	20,508
	GoDaddy, Inc., Class A1	281,000	19,546
	KLA Corp.	49,000	15,635
	Applied Materials, Inc.	135,000	12,282
	Adobe, Inc.1	15,500	5,674
			2,577,874

Financials	CME Group, Inc., Class A	977,200	200,033
9.61%	Apollo Asset Management, Inc.	3,886,410	188,413
	Chubb, Ltd.	800,000	157,264
	First Republic Bank	1,000,000	144,200
	Aon PLC, Class A	489,000	131,874
	Toronto-Dominion Bank (CAD denominated)	1,996,383	130,916
	Capital One Financial Corp.	1,150,000	119,818
	Synchrony Financial	4,100,000	113,242
	JPMorgan Chase & Co.	998,100	112,396
	Bank of America Corp.	3,500,000	108,955
	Western Alliance Bancorporation	1,182,849	83,509
	Intercontinental Exchange, Inc.	776,000	72,975
	SLM Corp.	4,530,000	72,208
	KKR & Co., Inc.	1,497,000	69,296
	Blue Owl Capital, Inc., Class A2	6,623,054	66,429
	Wells Fargo & Company	1,570,000	61,497
	M&T Bank Corp.	375,000	59,771
	Ares Management Corp., Class A	1,015,403	57,736
	Nasdaq, Inc.	370,100	56,455
	Brookfield Asset Management, Inc., Class A	1,260,000	56,032

American Funds Insurance Series    111

Asset Allocation Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	Signature Bank	271,435	$ 48,644
(continued)	Fifth Third Bancorp	1,191,000	40,018
	S&P Global, Inc.	118,700	40,009
	The Bank of N.T. Butterfield & Son, Ltd.	1,120,585	34,951
	Citizens Financial Group, Inc.	940,000	33,549
	EQT AB	1,446,647	29,612
	Antin Infrastructure Partners SA	1,243,300	29,342
	Blackstone, Inc., nonvoting shares	237,500	21,667
	Bridgepoint Group PLC	5,809,554	17,086
	Progressive Corp.	105,000	12,208
	OneMain Holdings, Inc.	300,000	11,214
	Islandsbanki hf.	9,555,235	8,663
	Hong Kong Exchanges and Clearing, Ltd.	170,000	8,363
	Jonah Energy Parent, LLC3,4	32,117	2,061
	Sberbank of Russia PJSC1,3,4,6	8,880,000	—7
			2,400,406

Consumer	Aramark	11,375,152	348,421
discretionary	Home Depot, Inc.	1,226,200	336,310
7.83%	Amazon.com, Inc.1	2,371,740	251,903
	Dollar General Corp.	736,909	180,867
	LVMH Moët Hennessy-Louis Vuitton SE	224,596	136,912
	Booking Holdings, Inc.1	72,045	126,006
	General Motors Company1	3,750,000	119,100
	Target Corp.	750,000	105,922
	Lear Corp.	800,000	100,712
	D.R. Horton, Inc.	870,000	57,585
	Etsy, Inc.1	742,289	54,343
	Royal Caribbean Cruises, Ltd.1	1,470,324	51,329
	YUM! Brands, Inc.	277,000	31,442
	Xpeng, Inc., Class A (ADR)1	703,800	22,339
	Darden Restaurants, Inc.	142,000	16,063
	Chipotle Mexican Grill, Inc.1	5,800	7,582
	Dr. Martens PLC	2,375,000	6,863

			1,953,699

Consumer staples	Philip Morris International, Inc.	8,992,421	887,912
5.92%	British American Tobacco PLC (ADR)	2,634,146	113,031
	British American Tobacco PLC	1,400,000	59,980
	Nestlé SA	1,300,000	151,754
	Archer Daniels Midland Company	1,880,000	145,888
	Altria Group, Inc.	1,570,000	65,579
	Avenue Supermarts, Ltd.1	970,539	41,860
	Costco Wholesale Corp.	26,000	12,461

			1,478,465

Industrials	Northrop Grumman Corp.	853,553	408,485
5.63%	L3Harris Technologies, Inc.	1,194,000	288,590
	Lockheed Martin Corp.	644,500	277,109
	Boeing Company1	820,000	112,110
	Caterpillar, Inc.	618,000	110,474
	CSX Corp.	2,628,369	76,380
	Raytheon Technologies Corp.	395,000	37,963
	Storskogen Group AB, Class B2	23,562,528	33,329
	AMETEK, Inc.	140,000	15,385
	Cintas Corp.	40,000	14,941

112    American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Copart, Inc.1	116,000	$ 12,605
(continued)	Chart Industries, Inc.1	68,000	11,382
	Air Lease Corp., Class A	220,000	7,355

			1,406,108

Communication	Alphabet, Inc., Class C1	194,843	426,209
services	Alphabet, Inc., Class A1	8,450	18,415
5.09%	Charter Communications, Inc., Class A1	821,000	384,663
	Meta Platforms, Inc., Class A1	1,506,948	242,995
	Comcast Corp., Class A	3,307,000	129,767
	Activision Blizzard, Inc.	447,541	34,846
	Netflix, Inc.1	168,491	29,464
	Electronic Arts, Inc.	35,000	4,258

			1,270,617

Materials	Corteva, Inc.	3,900,000	211,146
4.17%	Vale SA, ordinary nominative shares	7,201,887	105,356
	Mosaic Co.	1,940,000	91,626
	Royal Gold, Inc.	845,000	90,229
	Nucor Corp.	812,700	84,854
	LyondellBasell Industries NV	850,000	74,341
	Rio Tinto PLC	1,175,000	70,322
	First Quantum Minerals, Ltd.	3,220,000	61,088
	Newmont Corp.	900,000	53,703
	Wheaton Precious Metals Corp.	1,353,000	48,749
	Franco-Nevada Corp.	347,089	45,657
	Allegheny Technologies, Inc.1	1,750,000	39,742
	Nutrien, Ltd. (CAD denominated)	400,272	31,877
	Air Products and Chemicals, Inc.	84,000	20,200
	Sherwin-Williams Company	54,700	12,248

			1,041,138

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	7,565,100	406,524
3.43%	Pioneer Natural Resources Company	782,000	174,448
	Cenovus Energy, Inc. (CAD denominated)	6,000,000	114,155
	Hess Corp.	400,000	42,376
	Chevron Corp.	270,000	39,091
	ConocoPhillips	402,000	36,104
	TC Energy Corp.	631,700	32,728
	Equitrans Midstream Corp.	1,060,000	6,742
	Chesapeake Energy Corp.	30,189	2,448
	Diamond Offshore Drilling, Inc.1,2	247,104	1,455
	Diamond Offshore Drilling, Inc.1,6	86,354	509
	McDermott International, Ltd.1,3,4	40,219	23
	Bighorn Permian Resources, LLC1,3,4	4,392	23
	Constellation Oil Services Holding SA, Class B-11,3,4	480,336	—7
			856,626

Real estate	VICI Properties, Inc. REIT	11,720,160	349,144
2.25%	Gaming and Leisure Properties, Inc. REIT	2,595,400	119,025
	STORE Capital Corp. REIT	2,200,000	57,376
	Crown Castle International Corp. REIT	166,000	27,951
	Equinix, Inc. REIT	12,700	8,344

			561,840

American Funds Insurance Series    113

Asset Allocation Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Utilities	Enel SpA	20,400,000	$ 111,594
0.92%	Exelon Corp.	1,195,231	54,168
	CenterPoint Energy, Inc.	1,197,782	35,430
	Evergy, Inc.	298,000	19,445
	Constellation Energy Corp.	138,666	7,940

			228,577
	Total common stocks (cost: $12,391,314,000)
			16,701,423
Preferred securities 0.00%

Industrials	ACR III LSC Holdings, LLC, Series B, preferred shares1,3,4,6	450	144
0.00%	Total preferred securities (cost: $466,000)
			144

Rights & warrants 0.00%

Energy	Constellation Oil Services Holding SA, Class D, warrants1,3,4	4	—7
0.00%
	Total rights & warrants (cost: $0)		—7

Convertible stocks 0.20%

Health care	Carbon Health Technologies, Inc., convertible preferred shares, 1.00% 20243,4,5	50,000	50,000
0.20%	Total convertible stocks (cost: $50,000,000)
			50,000

Investment funds 5.58%

	Capital Group Central Corporate Bond Fund8	165,135,085	1,393,740
	Total investment funds (cost: $1,663,339,000)		1,393,740
Bonds, notes & other debt instruments 22.54%		Principal amount

		(000)

U.S. Treasury bonds & notes 8.05%

U.S. Treasury	U.S. Treasury 1.375% 2022	USD280	280
5.58%	U.S. Treasury 1.625% 2022	94	94
	U.S. Treasury 0.125% 2023	44,825	44,081
	U.S. Treasury 2.25% 2023	5,000	4,948
	U.S. Treasury 2.375% 2023	5,000	4,994
	U.S. Treasury 2.75% 2023	15,000	14,988
	U.S. Treasury 1.00% 2024	10,725	10,214
	U.S. Treasury 1.50% 2024	907	877
	U.S. Treasury 2.25% 2024	5,000	4,945
	U.S. Treasury 2.50% 2024	239,179	237,066
	U.S. Treasury 2.50% 2024	700	694
	U.S. Treasury 3.00% 2024	16,500	16,515
	U.S. Treasury 0.25% 2025	23,812	21,979
	U.S. Treasury 2.50% 2025	3,500	3,455
	U.S. Treasury 2.75% 2025	3,229	3,205
	U.S. Treasury 2.875% 2025	2,724	2,714
	U.S. Treasury 3.00% 2025	10,000	9,985
	U.S. Treasury 0.375% 2026	75,000	68,192
	U.S. Treasury 0.50% 2026	42,515	38,755
	U.S. Treasury 0.75% 2026	16,833	15,431
	U.S. Treasury 0.75% 2026	52	47
	U.S. Treasury 0.875% 2026	565	516
	U.S. Treasury 1.125% 2026	471	434

114    American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury 1.50% 2026	USD500	$470
(continued)	U.S. Treasury 1.625% 2026	35,000	32,935
	U.S. Treasury 1.625% 2026	7,000	6,656
	U.S. Treasury 1.625% 2026	1,500	1,422
	U.S. Treasury 0.50% 2027	36,300	31,990
	U.S. Treasury 0.625% 2027	7,109	6,228
	U.S. Treasury 1.125% 2027	762	698
	U.S. Treasury 2.375% 2027	880	852
	U.S. Treasury 2.625% 2027	105,393	103,390
	U.S. Treasury 1.25% 2028	3,142	2,813
	U.S. Treasury 1.375% 2028	10,900	9,819
	U.S. Treasury 1.50% 2028	50,000	45,377
	U.S. Treasury 2.875% 2028	5,217	5,154
	U.S. Treasury 2.875% 2029	50,000	49,389
	U.S. Treasury 0.625% 2030	20,225	16,856
	U.S. Treasury 1.50% 2030	36,651	32,903
	U.S. Treasury 2.875% 20329	206,475	204,015
	U.S. Treasury 1.125% 2040	62,775	43,559
	U.S. Treasury 1.375% 20409	52,695	37,810
	U.S. Treasury 1.75% 2041	47,854	36,257
	U.S. Treasury 2.00% 2041	1,181	934
	U.S. Treasury 2.375% 2042	9,305	7,857
	U.S. Treasury 3.25% 2042	10,694	10,393
	U.S. Treasury 2.50% 2046	3,755	3,174
	U.S. Treasury 3.00% 2047	9,355	8,718
	U.S. Treasury 3.00% 2048	336	316
	U.S. Treasury 2.25% 2049	15,000	12,253
	U.S. Treasury 1.375% 2050	12,500	8,194
	U.S. Treasury 2.00% 2050	13,825	10,674
	U.S. Treasury 2.00% 2051	1,356	1,044
	U.S. Treasury 2.375% 2051	4,758	4,001
	U.S. Treasury 2.25% 20529	187,501	153,630
			1,394,190

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 202410	95,764	96,387
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 202410	7,579	7,657
securities	U.S. Treasury Inflation-Protected Security 0.50% 202410	21,407	21,715
2.47%	U.S. Treasury Inflation-Protected Security 0.625% 202410	97,111	98,720
	U.S. Treasury Inflation-Protected Security 0.125% 202510	25,738	25,752
	U.S. Treasury Inflation-Protected Security 0.125% 202510	3,788	3,785
	U.S. Treasury Inflation-Protected Security 0.25% 202510	24,408	24,560
	U.S. Treasury Inflation-Protected Security 0.375% 202510	4,510	4,555
	U.S. Treasury Inflation-Protected Security 0.125% 202610	117,121	115,994
	U.S. Treasury Inflation-Protected Security 0.125% 202610	42,270	41,868
	U.S. Treasury Inflation-Protected Security 0.75% 202810	20,152	20,324
	U.S. Treasury Inflation-Protected Security 0.875% 202910	22,718	22,903
	U.S. Treasury Inflation-Protected Security 0.125% 203110	26,261	24,919
	U.S. Treasury Inflation-Protected Security 0.125% 203210	58,733	55,582
	U.S. Treasury Inflation-Protected Security 1.00% 20499,10	53,507	51,174
			615,895
	Total U.S. Treasury bonds & notes
			2,010,085
Mortgage-backed obligations 6.72%

Federal agency	Fannie Mae Pool #AD7072 4.00% 202511	2	2
mortgage-backed	Fannie Mae Pool #AE2321 4.00% 202511	1	1
obligations	Fannie Mae Pool #AE3069 4.00% 202511	1	1
6.11%	Fannie Mae Pool #AH6431 4.00% 202611	228	230
	Fannie Mae Pool #890329 4.00% 202611	35	35

American Funds Insurance Series    115

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #AH5618 4.00% 202611	USD2	$2
mortgage-backed	Fannie Mae Pool #AH0829 4.00% 202611	2	2
obligations	Fannie Mae Pool #MA1109 4.00% 202711	3	3
(continued)	Fannie Mae Pool #MA3653 3.00% 202911	16	15
	Fannie Mae Pool #AL8347 4.00% 202911	244	247
	Fannie Mae Pool #254767 5.50% 203311	226	242
	Fannie Mae Pool #555956 5.50% 203311	146	156
	Fannie Mae Pool #BN1085 4.00% 203411	431	438
	Fannie Mae Pool #BN3172 4.00% 203411	167	169
	Fannie Mae Pool #AS8554 3.00% 203611	6,381	6,242
	Fannie Mae Pool #929185 5.50% 203611	398	426
	Fannie Mae Pool #893641 6.00% 203611	796	872
	Fannie Mae Pool #893688 6.00% 203611	168	184
	Fannie Mae Pool #907239 6.00% 203611	56	61
	Fannie Mae Pool #AD0249 5.50% 203711	120	129
	Fannie Mae Pool #190379 5.50% 203711	61	65
	Fannie Mae Pool #924952 6.00% 203711	908	995
	Fannie Mae Pool #888292 6.00% 203711	600	657
	Fannie Mae Pool #928031 6.00% 203711	69	75
	Fannie Mae Pool #888637 6.00% 203711	11	12
	Fannie Mae Pool #AD0119 6.00% 203811	1,024	1,123
	Fannie Mae Pool #AD0095 6.00% 203811	757	830
	Fannie Mae Pool #995674 6.00% 203811	338	370
	Fannie Mae Pool #AE0021 6.00% 203811	302	331
	Fannie Mae Pool #AL7164 6.00% 203811	202	216
	Fannie Mae Pool #AB0538 6.00% 203811	114	124
	Fannie Mae Pool #889983 6.00% 203811	20	22
	Fannie Mae Pool #995391 6.00% 203811	17	18
	Fannie Mae Pool #995224 6.00% 203811	8	9
	Fannie Mae Pool #AD0833 6.00% 203911	—7	—7
	Fannie Mae Pool #AL0013 6.00% 204011	202	222
	Fannie Mae Pool #AL0309 6.00% 204011	69	76
	Fannie Mae Pool #MA4501 2.00% 204111	9,156	8,189
	Fannie Mae Pool #MA4387 2.00% 204111	8,007	7,161
	Fannie Mae Pool #AB4536 6.00% 204111	457	495
	Fannie Mae Pool #AL7228 6.00% 204111	267	288
	Fannie Mae Pool #FS0305 1.50% 204211	23,696	20,310
	Fannie Mae Pool #MA4520 2.00% 204211	15,523	13,806
	Fannie Mae Pool #AP2131 3.50% 204211	3,348	3,291
	Fannie Mae Pool #AU8813 4.00% 204311	2,395	2,419
	Fannie Mae Pool #AU9348 4.00% 204311	1,403	1,417
	Fannie Mae Pool #AU9350 4.00% 204311	1,073	1,082
	Fannie Mae Pool #AL8773 3.50% 204511	5,612	5,517
	Fannie Mae Pool #AL8354 3.50% 204511	1,445	1,418
	Fannie Mae Pool #AS8310 3.00% 204611	396	375
	Fannie Mae Pool #AL8522 3.50% 204611	2,959	2,895
	Fannie Mae Pool #BD9699 3.50% 204611	1,500	1,467
	Fannie Mae Pool #BD9307 4.00% 204611	1,337	1,343
	Fannie Mae Pool #BC7611 4.00% 204611	115	115
	Fannie Mae Pool #BM1179 3.00% 204711	509	482
	Fannie Mae Pool #BE1290 3.50% 204711	2,188	2,140
	Fannie Mae Pool #CA0770 3.50% 204711	1,665	1,632
	Fannie Mae Pool #MA3211 4.00% 204711	2,898	2,913
	Fannie Mae Pool #257036 7.00% 204711	6	7
	Fannie Mae Pool #256975 7.00% 204711	2	2
	Fannie Mae Pool #FM3278 3.50% 204811	18,036	17,646
	Fannie Mae Pool #MA3277 4.00% 204811	12	12
	Fannie Mae Pool #BK5255 4.00% 204811	13	12
	Fannie Mae Pool #CA4756 3.00% 204911	1,857	1,745
	Fannie Mae Pool #CB2375 2.50% 205111	8,289	7,502
	Fannie Mae Pool #CB2319 2.50% 205111	204	185

116    American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #CB2372 2.50% 205111	USD97	$88
mortgage-backed	Fannie Mae Pool #BT9510 2.50% 205111	97	88
obligations	Fannie Mae Pool #BT9483 2.50% 205111	98	88
(continued)	Fannie Mae Pool #FM8453 3.00% 205111	5,152	4,861
	Fannie Mae, Series 2001-T10, Class A1, 7.00% 204111	92	98
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 204111	27	30
	Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 202211,12	204	203
	Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.28% 202311,12	2,529	2,521
	Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 202311,12	2,637	2,643
	Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 202411,12	4,093	4,063
	Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 202411,12	1,853	1,852
	Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.556% 202611,12	7,783	7,501
	Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 202711,12	2,784	2,717
	Fannie Mae, Series 2006-43, Class JO, principal only, 0% 203611	46	40
	Freddie Mac Pool #C91912 3.00% 203711	11,757	11,544
	Freddie Mac Pool #G03978 5.00% 203811	462	488
	Freddie Mac Pool #G04553 6.50% 203811	55	60
	Freddie Mac Pool #G08347 4.50% 203911	72	75
	Freddie Mac Pool #C03518 5.00% 204011	612	646
	Freddie Mac Pool #Q05807 4.00% 204211	1,777	1,796
	Freddie Mac Pool #Q23185 4.00% 204311	1,403	1,418
	Freddie Mac Pool #Q23190 4.00% 204311	833	844
	Freddie Mac Pool #760014 2.797% 204511,12	204	203
	Freddie Mac Pool #Q37988 4.00% 204511	6,202	6,243
	Freddie Mac Pool #G60344 4.00% 204511	5,323	5,382
	Freddie Mac Pool #Z40130 3.00% 204611	4,764	4,558
	Freddie Mac Pool #Q41909 4.50% 204611	285	292
	Freddie Mac Pool #Q41090 4.50% 204611	252	257
	Freddie Mac Pool #760015 2.557% 204711,12	487	482
	Freddie Mac Pool #Q46021 3.50% 204711	1,166	1,141
	Freddie Mac Pool #SI2002 4.00% 204811	2,562	2,570
	Freddie Mac Pool #SD7528 2.00% 205011	18,947	16,578
	Freddie Mac Pool #SD7545 2.50% 205111	7,407	6,727
	Freddie Mac Pool #RA6483 2.50% 205111	7,232	6,535
	Freddie Mac Pool #QD3220 2.50% 205111	97	88
	Freddie Mac Pool #RA5971 3.00% 205111	7,186	6,752
	Freddie Mac, Series T041, Class 3A, 4.493% 203211,12	199	201
	Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 202511	3,573	3,519
	Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 202511	4,000	3,987
	Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 202511,12	9,778	9,861
	Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 202611	10,050	9,788
	Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 202611	7,370	7,314
	Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 202711	4,755	4,675
	Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 202811	3,237	3,300
	Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 203211	19,961	17,884
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA,
	3.00% 205611	5,498	5,359
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA,
	3.00% 205611,12	5,424	5,296
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA,
	3.00% 205611,12	2,810	2,745
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA,
	3.25% 205611,12	1,218	1,198
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT,
	3.25% 205711,12	971	939
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT,
	3.50% 205711	2,047	1,996
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50% 205711	1,982	1,964
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT,
	3.50% 205711	796	778

American Funds Insurance Series    117

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA,
mortgage-backed	3.50% 205811	USD10,209	$ 10,103
obligations	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA,
(continued)	3.00% 205911	5,832	5,680
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50% 202811	2,318	2,299
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C,
	2.75% 202911	2,951	2,836
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1,
	3.50% 202911	4,582	4,542
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2,
	3.50% 202911	2,455	2,412
	Government National Mortgage Assn. 2.00% 205211,13	68,784	61,046
	Government National Mortgage Assn. 2.50% 205211,13	5,866	5,370
	Government National Mortgage Assn. 3.00% 205211,13	98,663	93,044
	Government National Mortgage Assn. 3.50% 205211,13	16,452	15,968
	Government National Mortgage Assn. 4.00% 205211,13	8,644	8,590
	Government National Mortgage Assn. 4.00% 205211,13	7,382	7,352
	Government National Mortgage Assn. 4.50% 205211,13	33,456	33,830
	Government National Mortgage Assn. Pool #BD7245 4.00% 204811	441	441
	Government National Mortgage Assn. Pool #MA5652 4.50% 204811	381	388
	Government National Mortgage Assn. Pool #MA6602 4.50% 205011	226	231
	Government National Mortgage Assn. Pool #MA7259 4.50% 205111	2,018	2,065
	Government National Mortgage Assn. Pool #MA7316 4.50% 205111	558	569
	Uniform Mortgage-Backed Security 1.50% 203711,13	19,795	18,006
	Uniform Mortgage-Backed Security 2.00% 203711,13	27,169	25,366
	Uniform Mortgage-Backed Security 2.50% 203711,13	638	609
	Uniform Mortgage-Backed Security 3.00% 203711,13	12,453	12,169
	Uniform Mortgage-Backed Security 2.00% 205211,13	134,092	116,283
	Uniform Mortgage-Backed Security 2.50% 205211,13	155,788	139,985
	Uniform Mortgage-Backed Security 3.00% 205211,13	236,465	220,060
	Uniform Mortgage-Backed Security 3.00% 205211,13	4,800	4,472
	Uniform Mortgage-Backed Security 3.50% 205211,13	130,313	125,212
	Uniform Mortgage-Backed Security 4.00% 205211,13	73,067	71,827
	Uniform Mortgage-Backed Security 4.00% 205211,13	27,346	26,928
	Uniform Mortgage-Backed Security 4.50% 205211,13	79,783	79,936
	Uniform Mortgage-Backed Security 4.50% 205211,13	27,637	27,639
	Uniform Mortgage-Backed Security 5.00% 205211,13	80,945	82,414
	Uniform Mortgage-Backed Security 5.00% 205211,13	14,450	14,681
			1,525,097

Commercial	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 206311	2,909	2,554
mortgage-backed	Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.507% 206411,12	2,550	2,383
securities	Barclays Commercial Mortgage Securities, LLC, Series 2017-DELC, Class A,
0.46%	2.174% 20366,11,12	2,000	1,961
	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 205111	1,000	967
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 205311	2,960	2,574
	Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.594% 205511,12	6,337	6,467
	BX Trust, Series 2021-SDMF, Class A,
	(1-month USD-LIBOR + 0.589%) 1.913% 20346,11,12	5,954	5,658
	BX Trust, Series 2021-VOLT, Class A,
	(1-month USD-LIBOR + 0.70%) 2.024% 20366,11,12	4,505	4,352
	BX Trust, Series 2021-ARIA, Class A,
	(1-month USD-LIBOR + 0.899%) 2.223% 20366,11,12	7,968	7,506
	BX Trust, Series 2021-ARIA, Class B,
	(1-month USD-LIBOR + 1.297%) 2.621% 20366,11,12	5,968	5,594
	BX Trust, Series 2021-SOAR, Class A,
	(1-month USD-LIBOR + 0.67%) 1.994% 20386,11,12	7,481	7,192

118    American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Commercial	BX Trust, Series 2021-ACNT, Class A,
mortgage-backed	(1-month USD-LIBOR + 0.85%) 2.174% 20386,11,12	USD5,254	$ 5,065
securities	BX Trust, Series 2021-SOAR, Class B,
(continued)	(1-month USD-LIBOR + 0.87%) 2.194% 20386,11,12	1,351	1,297
	BX Trust, Series 2021-SOAR, Class C,
	(1-month USD-LIBOR + 1.10%) 2.424% 20386,11,12	1,220	1,161
	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 204811	614	607
	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 205011	4,735	4,684
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 204811	923	916
	Extended Stay America Trust, Series 2021-ESH, Class A,
	(1-month USD-LIBOR + 1.08%) 2.405% 20386,11,12	1,564	1,528
	Extended Stay America Trust, Series 2021-ESH, Class B,
	(1-month USD-LIBOR + 1.38%) 2.705% 20386,11,12	1,428	1,388
	Extended Stay America Trust, Series 2021-ESH, Class C,
	(1-month USD-LIBOR + 1.70%) 3.025% 20386,11,12	1,492	1,446
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 20406,11	3,795	3,147
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 205311	2,489	2,168
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A,
	3.024% 20396,11	1,964	1,812
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C,
	3.377% 20396,11	868	797
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C,
	3.45% 20396,11,12	523	467
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A,
	2.287% 20426,11	1,431	1,254
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A,
	(1-month USD-LIBOR + 1.05%) 2.374% 20386,11,12	3,572	3,445
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B,
	(1-month USD-LIBOR + 1.40%) 2.724% 20386,11,12	1,904	1,828
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 20396,11	13,772	12,136
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A,
	(1-month USD-LIBOR + 0.801%) 2.125% 20266,11,12	3,950	3,854
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB,
	3.557% 204711	663	657
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB,
	3.04% 204811	582	573
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 20416,11	2,194	1,867
	SREIT Trust, Series 2021-MFP, Class A,
	(1-month USD-LIBOR + 0.731%) 2.055% 20386,11,12	4,808	4,576
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A,
	(1-month USD CME Term SOFR + 1.00%) 2.279% 20396,11,12	10,709	10,315
			114,196

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 20486,11,12	1,254	1,164
mortgage-backed	Bellemeade Re, Ltd., Series 2019-3A, Class M1B,
obligations (privately	(1-month USD-LIBOR + 1.60%) 3.224% 20296,11,12	1,556	1,550
originated)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 3.861% 20686,11,12	1,345	1,322
0.15%	Connecticut Avenue Securities, Series 2021-R01, Class 1M1,
	(30-day Average USD-SOFR + 0.75%) 1.676% 20416,11,12	562	556
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 20376,11	4,102	3,789
	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 20606,11,12	2,230	2,101
	CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 203411	156	152
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1,
	2.00% 20696,11	6,481	6,980
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A,
	2.00% 20696,11	2,299	2,478
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3,
	(1-month USD-LIBOR + 3.30%) 4.924% 202711,12	321	324
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 20266,11	4,356	3,897

American Funds Insurance Series    119

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Collateralized	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 20596,11,12	USD3,481	$3,482
mortgage-backed	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 20596,11,12	1,133	1,129
obligations (privately	MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 203411	329	320
originated)	Mello Warehouse Securitization Trust, Series 2021-3, Class A,
(continued)	(1-month USD-LIBOR + 0.85%) 2.474% 20556,11,12	4,040	3,926
	MRA Issuance Trust, Series 2020-10, Class A3,
	(1-month USD-LIBOR + 1.30%) 2.10% 20226,11,12	1,745	1,723
	Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2,
	2.50% 20526,11,12	2,862	2,449
	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 20636,11,12	403	395
			37,737
	Total mortgage-backed obligations
			1,677,030
Corporate bonds, notes & loans 6.00%

Financials	ACE INA Holdings, Inc. 2.875% 2022	3,880	3,881
1.23%	ACE INA Holdings, Inc. 3.35% 2026	880	862
	ACE INA Holdings, Inc. 4.35% 2045	400	378
	Advisor Group Holdings, LLC 6.25% 20286	4,470	3,907
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	5,457	4,756
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	4,501	3,796
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	2,838	2,275
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	1,781	1,409
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	1,970	1,423
	AG Merger Sub II, Inc. 10.75% 20276	2,420	2,396
	Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 20276	2,100	1,821
	Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 20296	2,295	1,908
	Ally Financial, Inc. 8.00% 2031	3,000	3,286
	American International Group, Inc. 2.50% 2025	15,800	15,080
	AmWINS Group, Inc. 4.875% 20296	1,348	1,106
	Aretec Escrow Issuer, Inc. 7.50% 20296	1,000	854
	Bangkok Bank PCL 3.733% 2034
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)14	2,428	2,131
	Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)14	6,000	5,983
	Bank of America Corp. 1.843% 2025 (USD-SOFR + 0.67% on 2/4/2024)14	6,000	5,788
	Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)14	2,500	2,241
	Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)14	1,565	1,394
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)14	2,345	2,186
	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)14	1,000	800
	Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)14	1,953	1,613
	Bank of Nova Scotia 1.625% 2023	5,000	4,932
	Berkshire Hathaway, Inc. 2.75% 2023	1,615	1,615
	Berkshire Hathaway, Inc. 3.125% 2026	500	491
	BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)6,14	2,400	2,010
	Castlelake Aviation Finance DAC 5.00% 20276	3,370	2,805
	Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)14	3,254	2,843
	CME Group, Inc. 3.75% 2028	3,425	3,380
	Coinbase Global, Inc. 3.375% 20286	2,625	1,660
	Coinbase Global, Inc. 3.625% 20316	2,875	1,623
	Commonwealth Bank of Australia 3.35% 2024	1,225	1,219
	Commonwealth Bank of Australia 3.35% 20246	1,000	995
	Commonwealth Bank of Australia 2.688% 20316	4,575	3,728
	Compass Diversified Holdings 5.25% 20296	820	678
	Compass Diversified Holdings 5.00% 20326	715	554
	Corebridge Financial, Inc. 3.50% 20256	642	624
	Corebridge Financial, Inc. 3.65% 20276	914	860
	Corebridge Financial, Inc. 3.85% 20296	621	574
	Corebridge Financial, Inc. 3.90% 20326	351	315
	Corebridge Financial, Inc. 4.35% 20426	203	174
	Corebridge Financial, Inc. 4.40% 20526	489	409

120    American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Crédit Agricole SA 4.375% 20256	USD850	$ 837
(continued)	Credit Suisse Group AG 3.80% 2023	1,625	1,610
	Credit Suisse Group AG 3.869% 2029
	(3-month USD-LIBOR + 1.41% on 1/12/2028)6,14	800	720
	Danske Bank AS 3.773% 2025
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)6,14	6,000	5,905
	Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)14	5,000	4,332
	Digital Currency Group, Inc., Term Loan,
	(3-month USD-LIBOR + 7.00%) 8.00% 20263,4,12,15	816	723
	Digital Currency Group, Inc., Term Loan, 8.75% 20263,4,15	1,089	926
	FS Energy and Power Fund 7.50% 20236	1,995	2,003
	Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)14	2,198	1,947
	Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)14	4,000	3,633
	Goldman Sachs Group, Inc. 3.814% 2029
	(3-month USD-LIBOR + 1.158% on 4/23/2028)14	390	368
	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)14	2,323	1,931
	Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)14	2,000	1,531
	Groupe BPCE SA 2.75% 20236	600	598
	Groupe BPCE SA 5.70% 20236	2,250	2,284
	Groupe BPCE SA 5.15% 20246	3,710	3,713
	Groupe BPCE SA 1.00% 20266	3,000	2,664
	Hightower Holding, LLC 6.75% 20296	870	655
	HSBC Holdings PLC 4.25% 2024	3,000	2,988
	HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)14	625	597
	HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)14	3,000	2,775
	HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)14	1,500	1,379
	Icahn Enterprises Finance Corp. 5.25% 2027	1,185	1,052
	Icahn Enterprises Finance Corp. 4.375% 2029	1,525	1,235
	Intercontinental Exchange, Inc. 2.65% 2040	7,425	5,464
	Intesa Sanpaolo SpA 3.375% 20236	750	747
	Intesa Sanpaolo SpA 3.25% 20246	750	727
	Intesa Sanpaolo SpA 5.017% 20246	1,730	1,652
	Intesa Sanpaolo SpA 3.875% 20276	300	277
	JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)14	4,725	4,713
	JPMorgan Chase & Co. 4.08% 2026 (USD-SOFR + 1.32% on 4/26/2025)14	6,000	5,933
	JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)14	4,000	3,938
	JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)14	299	294
	Kasikornbank PCL HK 3.343% 2031
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)14	1,222	1,101
	Ladder Capital Corp. 4.25% 20276	3,757	3,039
	Lloyds Banking Group PLC 2.907% 2023
	(3-month USD-LIBOR + 0.81% on 11/7/2022)14	750	748
	Lloyds Banking Group PLC 4.05% 2023	2,000	2,006
	Lloyds Banking Group PLC 1.627% 2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)14	800	712
	Lloyds Banking Group PLC 4.375% 2028	2,150	2,091
	LPL Holdings, Inc. 4.625% 20276	2,700	2,525
	LPL Holdings, Inc. 4.375% 20316	1,805	1,545
	Marsh & McLennan Companies, Inc. 3.875% 2024	820	822
	Marsh & McLennan Companies, Inc. 4.375% 2029	1,705	1,687
	Marsh & McLennan Companies, Inc. 4.90% 2049	719	707
	Marsh & McLennan Companies, Inc. 2.90% 2051	920	648
	MGIC Investment Corp. 5.25% 2028	1,175	1,054
	Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	1,610	1,569
	Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)14	300	299
	Morgan Stanley 3.125% 2026	325	311
	Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)14	2,000	1,734
	Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)14	856	675
	MSCI, Inc. 3.625% 20316	2,225	1,836
	National Australia Bank, Ltd. 1.887% 20276	5,000	4,539
	Navient Corp. 5.50% 2023	2,594	2,576

American Funds Insurance Series    121
Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Navient Corp. 5.875% 2024	USD1,005	$926
(continued)	Navient Corp. 6.125% 2024	8,030	7,629
	Navient Corp. 5.50% 2029	5,980	4,620
	New York Life Global Funding 2.35% 20266	590	558
	Northwestern Mutual Global Funding 1.75% 20276	9,400	8,553
	Onemain Finance Corp. 3.875% 2028	756	579
	Owl Rock Capital Corp. 3.75% 2025	2,874	2,661
	Owl Rock Capital Corp. 4.00% 2025	102	96
	Owl Rock Capital Corp. 3.40% 2026	1,290	1,135
	Owl Rock Capital Corp. II 4.625% 20246	2,305	2,194
	Owl Rock Capital Corp. III 3.125% 20276	2,520	2,156
	Owl Rock Core Income Corp. 4.70% 20276	2,500	2,283
	Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 20276	1,125	1,079
	PNC Financial Services Group, Inc. 2.854% 202214	1,445	1,446
	PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,006
	Power Financial Corp., Ltd. 5.25% 2028	383	381
	Power Financial Corp., Ltd. 6.15% 2028	350	364
	Power Financial Corp., Ltd. 4.50% 2029	554	517
	Power Financial Corp., Ltd. 3.95% 2030	1,213	1,077
	Prudential Financial, Inc. 4.35% 2050	2,205	2,036
	Prudential Financial, Inc. 3.70% 2051	755	632
	Quicken Loans, LLC 3.625% 20296	1,505	1,186
	Rabobank Nederland 4.375% 2025	4,500	4,469
	Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 20266	2,110	1,750
	Royal Bank of Canada 1.15% 2025	4,711	4,365
	Ryan Specialty Group, LLC 4.375% 20306	270	235
	Springleaf Finance Corp. 6.125% 2024	2,550	2,442
	Starwood Property Trust, Inc. 5.50% 20236	1,160	1,149
	Starwood Property Trust, Inc. 4.375% 20276	1,540	1,339
	Swiss Re Finance (Luxembourg) SA 5.00% 2049
	(5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)6,14	2,800	2,658
	Toronto-Dominion Bank 2.65% 2024	625	614
	Toronto-Dominion Bank 0.75% 2025	5,375	4,858
	Toronto-Dominion Bank 1.25% 2026	2,425	2,154
	Toronto-Dominion Bank 1.95% 2027	2,500	2,263
	Toronto-Dominion Bank 2.45% 2032	1,500	1,255
	Travelers Companies, Inc. 4.00% 2047	860	763
	U.S. Bancorp 2.375% 2026	4,000	3,779
	UBS Group AG 4.125% 20256	2,750	2,732
	UniCredit SpA 4.625% 20276	625	600
	Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)14	8,000	7,528
	Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)14	4,337	4,112
	Wells Fargo & Company 2.879% 2030
	(3-month USD-LIBOR + 1.17% on 10/30/2029)14	729	642
	Westpac Banking Corp. 2.75% 2023	1,750	1,747
	Westpac Banking Corp. 2.894% 2030
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)14	3,000	2,846
	Westpac Banking Corp. 2.668% 2035
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)14	3,325	2,650
	Westpac Banking Corp. 2.963% 2040	1,500	1,087

			307,289

Energy	Antero Midstream Partners LP 5.375% 20296	2,170	1,947
0.69%	Antero Resources Corp. 7.625% 20296	1,634	1,665
	Ascent Resources - Utica, LLC 7.00% 20266	2,000	1,863
	Ascent Resources - Utica, LLC 5.875% 20296	1,040	917
	Bonanza Creek Energy, Inc. 5.00% 20266	480	431
	BP Capital Markets America, Inc. 2.772% 2050	681	474
	Canadian Natural Resources, Ltd. 2.95% 2023	1,935	1,928

122    American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Canadian Natural Resources, Ltd. 2.05% 2025	USD961	$ 900
(continued)	Canadian Natural Resources, Ltd. 4.95% 2047	1,559	1,480
	Cheniere Energy Partners LP 4.50% 2029	1,085	971
	Cheniere Energy Partners LP 4.00% 2031	4,485	3,824
	Cheniere Energy Partners LP 3.25% 20326	998	788
	Cheniere Energy, Inc. 4.625% 2028	4,645	4,198
	Chesapeake Energy Corp. 4.875% 202216	7,225	140
	Chesapeake Energy Corp. 5.50% 20266	685	654
	Chesapeake Energy Corp. 5.875% 20296	2,240	2,117
	CNX Midstream Partners LP 4.75% 20306	1,055	888
	CNX Resources Corp. 7.25% 20276	1,725	1,693
	CNX Resources Corp. 6.00% 20296	2,675	2,504
	Comstock Resources, Inc. 5.875% 20306	450	388
	Constellation Oil Services Holding SA 13.50% 20253,4,6	1,121	1,120
	Constellation Oil Services Holding SA 4.00% PIK or 3.00% Cash 202617	428	358
	Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 20276,12,17	204	201
	Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 202712,17	185	182
	Diamondback Energy, Inc. 4.40% 2051	2,594	2,215
	DT Midstream, Inc. 4.375% 20316	1,680	1,412
	Enbridge Energy Partners LP, Series B, 7.50% 2038	300	353
	Enbridge, Inc. 4.00% 2023	278	279
	Enbridge, Inc. 2.50% 2025	300	289
	Enbridge, Inc. 3.70% 2027	62	59
	Energy Transfer Operating LP 5.00% 2050	1,869	1,593
	Energy Transfer Partners LP 4.50% 2024	1,210	1,211
	Energy Transfer Partners LP 4.75% 2026	2,494	2,488
	Energy Transfer Partners LP 5.25% 2029	757	751
	Energy Transfer Partners LP 6.00% 2048	774	729
	Energy Transfer Partners LP 6.25% 2049	757	735
	Enterprise Products Operating, LLC 4.90% 2046	500	458
	EQM Midstream Partners, LP 4.125% 2026	686	594
	EQM Midstream Partners, LP 6.50% 20276	1,690	1,574
	EQM Midstream Partners, LP 5.50% 2028	3,088	2,672
	EQM Midstream Partners, LP 7.50% 20306	642	618
	EQM Midstream Partners, LP 4.75% 20316	1,635	1,309
	EQT Corp. 5.00% 2029	340	330
	EQT Corp. 7.50% 203014	1,110	1,194
	EQT Corp. 3.625% 20316	400	346
	Equinor ASA 3.00% 2027	4,000	3,853
	Equinor ASA 3.625% 2028	3,685	3,605
	Exxon Mobil Corp. 2.019% 2024	643	627
	Exxon Mobil Corp. 2.44% 2029	1,963	1,768
	Exxon Mobil Corp. 3.452% 2051	1,000	819
	Genesis Energy, LP 6.50% 2025	4,280	3,954
	Genesis Energy, LP 6.25% 2026	1,805	1,615
	Genesis Energy, LP 8.00% 2027	3,812	3,384
	Genesis Energy, LP 7.75% 2028	470	407
	Halliburton Company 3.80% 2025	6	6
	Harvest Midstream I, LP 7.50% 20286	850	800
	Hess Midstream Operations LP 4.25% 20306	960	806
	Hess Midstream Operations LP 5.50% 20306	400	360
	Hess Midstream Partners LP 5.125% 20286	2,155	1,938
	Hilcorp Energy I, LP 6.00% 20306	350	305
	Hilcorp Energy I, LP 6.00% 20316	460	397
	Holly Energy Partners LP / Holly Energy Finance Corp. 6.375% 20276	545	514
	Marathon Oil Corp. 4.40% 2027	1,005	982
	MPLX LP 4.125% 2027	500	484
	MPLX LP 2.65% 2030	4,273	3,571
	MPLX LP 4.50% 2038	750	659
	MPLX LP 4.70% 2048	1,101	928
	MPLX LP 5.50% 2049	4,491	4,176

American Funds Insurance Series    123

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	New Fortress Energy, Inc. 6.75% 20256	USD1,065	$ 1,009
(continued)	New Fortress Energy, Inc. 6.50% 20266	2,435	2,210
	NGL Energy Operating, LLC 7.50% 20266	13,095	11,832
	NGL Energy Partners LP 6.125% 2025	3,422	2,603
	Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 20296	4,265	3,969
	Oasis Petroleum, Inc. 6.375% 20266	1,945	1,802
	ONEOK, Inc. 5.85% 2026	2,469	2,562
	ONEOK, Inc. 5.20% 2048	2,500	2,222
	Parkland Corp. 4.625% 20306	1,035	841
	Petróleos Mexicanos 6.875% 2025	3,755	3,520
	Petróleos Mexicanos 5.35% 2028	1,870	1,489
	Petróleos Mexicanos 6.75% 2047	706	438
	Pioneer Natural Resources Company 2.15% 2031	1,669	1,376
	Plains All American Pipeline LP 3.80% 2030	113	100
	Range Resources Corp. 8.25% 2029	1,040	1,062
	Range Resources Corp. 4.75% 20306	1,670	1,500
	Rockies Express Pipeline, LLC 4.95% 20296	2,689	2,304
	Schlumberger BV 3.75% 20246	495	493
	Schlumberger BV 4.00% 20256	70	70
	Southwestern Energy Co. 7.75% 2027	2,450	2,503
	Southwestern Energy Co. 8.375% 2028	395	417
	Southwestern Energy Co. 5.375% 2029	1,355	1,259
	Southwestern Energy Co. 5.375% 2030	1,945	1,793
	Southwestern Energy Co. 4.75% 2032	960	823
	Statoil ASA 3.25% 2024	2,850	2,835
	Statoil ASA 4.25% 2041	2,000	1,876
	Sunoco Logistics Operating Partners LP 5.40% 2047	650	572
	Sunoco LP 4.50% 2029	1,050	868
	Sunoco LP 4.50% 20306	1,255	1,016
	Targa Resources Partners LP 5.50% 2030	2,260	2,161
	Teekay Offshore Partners LP 8.50% 20233,4,6	3,550	3,230
	Total SE 2.986% 2041	88	69
	TransCanada PipeLines, Ltd. 4.25% 2028	1,090	1,062
	TransCanada PipeLines, Ltd. 4.10% 2030	598	572
	TransCanada PipeLines, Ltd. 4.75% 2038	2,000	1,896
	TransCanada PipeLines, Ltd. 4.875% 2048	700	673
	Valero Energy Corp. 4.00% 2029	4,000	3,787
	Venture Global Calcasieu Pass, LLC 4.125% 20316	840	720
	Weatherford International, Ltd. 11.00% 20246	1,196	1,207
	Weatherford International, Ltd. 6.50% 20286	2,380	2,140
	Weatherford International, Ltd. 8.625% 20306	6,460	5,373
	Western Gas Partners LP 4.50% 2028	4,468	4,051
	Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)14	1,125	976
	Williams Companies, Inc. 3.50% 2030	1,094	987

			173,066

Health care	AbbVie, Inc. 3.80% 2025	206	205
0.68%	AbbVie, Inc. 2.95% 2026	1,445	1,370
	AdaptHealth, LLC 5.125% 20306	830	701
	AmerisourceBergen Corp. 0.737% 2023	1,961	1,924
	Amgen, Inc. 4.20% 2052	875	769
	Amgen, Inc. 4.40% 2062	1,697	1,481
	Anthem, Inc. 2.375% 2025	818	788
	AstraZeneca Finance, LLC 1.20% 2026	3,786	3,431
	AstraZeneca Finance, LLC 1.75% 2028	1,871	1,652
	AstraZeneca Finance, LLC 2.25% 2031	742	647
	AstraZeneca PLC 3.375% 2025	1,140	1,131
	Bausch Health Companies, Inc. 6.125% 20276	1,600	1,363
	Bausch Health Companies, Inc. 4.875% 20286	2,125	1,667

124    American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Health care	Bausch Health Companies, Inc. 5.00% 20286	USD1,735	$929
(continued)	Bausch Health Companies, Inc. 5.00% 20296	1,000	523
	Bausch Health Companies, Inc. 5.25% 20316	3,910	2,012
	Baxter International, Inc. 1.322% 2024	7,109	6,682
	Baxter International, Inc. 1.915% 2027	4,739	4,248
	Baxter International, Inc. 2.272% 2028	3,180	2,788
	Bayer US Finance II, LLC 3.875% 20236	1,685	1,683
	Becton, Dickinson and Company 3.363% 2024	198	196
	Boston Scientific Corp. 3.45% 2024	313	313
	Centene Corp. 4.25% 2027	565	529
	Centene Corp. 2.45% 2028	1,325	1,109
	Centene Corp. 4.625% 2029	4,785	4,476
	Centene Corp. 3.00% 2030	5,865	4,876
	Cigna Corp. 3.75% 2023	245	246
	Cigna Corp. 4.80% 2038	2,692	2,623
	Community Health Systems, Inc. 5.625% 20276	1,600	1,359
	Community Health Systems, Inc. 5.25% 20306	2,935	2,236
	Eli Lilly and Company 3.375% 2029	1,353	1,325
	GlaxoSmithKline PLC 3.625% 2025	3,585	3,593
	HCA, Inc. 3.375% 20296	804	708
	HCA, Inc. 3.50% 2030	4,050	3,457
	HCA, Inc. 3.625% 20326	1,000	845
	HCA, Inc. 4.375% 20426	1,500	1,210
	HCA, Inc. 4.625% 20526	1,450	1,162
	Jazz Securities DAC 4.375% 20296	1,975	1,761
	Merck & Co., Inc. 1.90% 2028	2,611	2,322
	Merck & Co., Inc. 2.75% 2051	1,103	817
	Molina Healthcare, Inc. 4.375% 20286	440	394
	Molina Healthcare, Inc. 3.875% 20306	2,899	2,483
	Molina Healthcare, Inc. 3.875% 20326	3,855	3,240
	Novant Health, Inc. 3.168% 2051	3,750	2,921
	Novartis Capital Corp. 1.75% 2025	1,250	1,207
	Novartis Capital Corp. 2.00% 2027	2,386	2,224
	Owens & Minor, Inc. 4.375% 2024	5,615	5,496
	Owens & Minor, Inc. 4.50% 20296	3,685	3,013
	Par Pharmaceutical, Inc. 7.50% 20276	6,678	5,096
	Pfizer, Inc. 2.95% 2024	825	822
	Shire PLC 2.875% 2023	1,365	1,350
	Summa Health 3.511% 2051	1,655	1,363
	Tenet Healthcare Corp. 4.875% 20266	11,225	10,366
	Tenet Healthcare Corp. 4.25% 20296	2,060	1,741
	Tenet Healthcare Corp. 4.375% 20306	1,925	1,632
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	7,016	6,928
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,935	1,891
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	17,790	14,646
	Teva Pharmaceutical Finance Co. BV 5.125% 2029	10,195	8,424
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	3,550	2,222
	UnitedHealth Group, Inc. 1.15% 2026	2,610	2,370
	UnitedHealth Group, Inc. 4.00% 2029	3,541	3,510
	UnitedHealth Group, Inc. 2.00% 2030	974	835
	UnitedHealth Group, Inc. 2.30% 2031	1,312	1,138
	UnitedHealth Group, Inc. 4.20% 2032	767	767
	UnitedHealth Group, Inc. 3.05% 2041	3,875	3,130
	UnitedHealth Group, Inc. 3.25% 2051	2,504	1,970
	UnitedHealth Group, Inc. 4.75% 2052	7,505	7,514

			169,850

American Funds Insurance Series    125

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Allied Universal Holdco, LLC 4.625% 20286	USD1,660	$1,374
discretionary	Amazon.com, Inc. 2.70% 2060	2,765	1,880
0.66%	American Honda Finance Corp. 3.50% 2028	750	723
	Asbury Automotive Group, Inc. 4.625% 20296	2,115	1,751
	Atlas LuxCo 4 SARL 4.625% 20286	1,065	864
	Bayerische Motoren Werke AG 2.25% 20236	300	296
	Caesars Entertainment, Inc. 6.25% 20256	2,815	2,722
	Carnival Corp. 7.625% 20266	700	544
	Carnival Corp. 4.00% 20286	3,875	3,191
	Carvana Co. 5.625% 20256	1,340	1,031
	Carvana Co. 5.50% 20276	3,661	2,368
	Carvana Co. 5.875% 20286	3,474	2,210
	Carvana Co. 4.875% 20296	2,150	1,226
	Daimler Trucks Finance North America, LLC 3.50% 20256	2,000	1,961
	Daimler Trucks Finance North America, LLC 2.00% 20266	2,400	2,158
	Daimler Trucks Finance North America, LLC 3.65% 20276	450	431
	Daimler Trucks Finance North America, LLC 2.375% 20286	1,350	1,163
	Fertitta Entertainment, Inc. 4.625% 20296	3,580	3,062
	Fertitta Entertainment, Inc. 6.75% 20306	1,790	1,379
	First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 20296	1,300	1,042
	Ford Motor Credit Company, LLC 3.375% 2025	4,475	4,044
	Ford Motor Credit Company, LLC 5.125% 2025	5,855	5,603
	Ford Motor Credit Company, LLC 2.70% 2026	2,110	1,801
	Ford Motor Credit Company, LLC 4.542% 2026	2,455	2,251
	General Motors Financial Co. 3.50% 2024	4,145	4,054
	General Motors Financial Co. 2.35% 2027	272	240
	General Motors Financial Co. 2.70% 2027	467	411
	Hanesbrands, Inc. 4.875% 20266	2,700	2,506
	Hilton Grand Vacations Borrower 5.00% 20296	3,580	2,905
	Hilton Worldwide Holdings, Inc. 4.00% 20316	1,885	1,572
	Home Depot, Inc. 1.50% 2028	3,000	2,614
	Home Depot, Inc. 3.90% 2028	825	826
	Home Depot, Inc. 2.95% 2029	4,000	3,737
	Home Depot, Inc. 1.875% 2031	3,000	2,501
	Home Depot, Inc. 4.25% 2046	2,000	1,882
	Home Depot, Inc. 4.50% 2048	428	418
	Hyundai Capital America 3.25% 20226	480	480
	Hyundai Capital America 1.00% 20246	3,025	2,810
	Hyundai Capital America 1.50% 20266	850	753
	Hyundai Capital America 1.65% 20266	3,075	2,714
	Hyundai Capital America 2.375% 20276	2,579	2,271
	Hyundai Capital America 2.10% 20286	3,075	2,595
	International Game Technology PLC 6.50% 20256	2,855	2,846
	International Game Technology PLC 5.25% 20296	6,490	5,890
	KB Home 7.25% 2030	1,295	1,229
	Kontoor Brands, Inc. 4.125% 20296	910	724
	Lindblad Expeditions, LLC 6.75% 20276	775	666
	Lithia Motors, Inc. 3.875% 20296	1,425	1,213
	Lithia Motors, Inc. 4.375% 20316	1,025	876
	Marriott International, Inc. 2.75% 2033	2,500	1,969
	Melco International Development, Ltd. 5.75% 20286	1,710	1,103
	NCL Corp., Ltd. 5.875% 20266	825	650
	NCL Corp., Ltd. 5.875% 20276	1,375	1,178
	NCL Corp., Ltd. 7.75% 20296	1,375	1,054
	Neiman Marcus Group, LLC 7.125% 20266	1,345	1,244
	Party City Holdings, Inc. 8.75% 20266	1,650	1,112
	Penske Automotive Group, Inc. 3.75% 2029	1,375	1,147
	Premier Entertainment Sub, LLC 5.625% 20296	1,690	1,206
	Premier Entertainment Sub, LLC 5.875% 20316	1,690	1,175
	QVC, Inc. 4.75% 2027	220	174
	QVC, Inc. 4.375% 2028	1,704	1,264

126    American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Real Hero Merger Sub 2, Inc. 6.25% 20296	USD715	$543
discretionary	Royal Caribbean Cruises, Ltd. 11.50% 20256	2,023	2,084
(continued)	Royal Caribbean Cruises, Ltd. 4.25% 20266	3,120	2,222
	Royal Caribbean Cruises, Ltd. 5.375% 20276	2,520	1,838
	Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025	2,705	2,544
	Sands China, Ltd. 2.55% 20276,14	2,075	1,515
	Scientific Games Corp. 7.00% 20286	750	705
	Scientific Games Corp. 7.25% 20296	2,240	2,104
	Sonic Automotive, Inc. 4.625% 20296	3,035	2,356
	Sonic Automotive, Inc. 4.875% 20316	1,325	999
	Stellantis Finance US, Inc. 1.711% 20276	2,200	1,915
	Stellantis Finance US, Inc. 2.691% 20316	2,150	1,705
	Tempur Sealy International, Inc. 4.00% 20296	1,235	997
	The Gap, Inc. 3.625% 20296	486	342
	The Gap, Inc. 3.875% 20316	323	226
	Toyota Motor Credit Corp. 0.80% 2026	429	388
	Toyota Motor Credit Corp. 1.90% 2027	4,640	4,267
	Toyota Motor Credit Corp. 3.05% 2028	2,430	2,300
	Travel + Leisure Co. 4.50% 20296	2,100	1,628
	VICI Properties LP 4.625% 20296	995	891
	VICI Properties LP / VICI Note Co., Inc. 3.50% 20256	1,100	1,031
	VICI Properties LP / VICI Note Co., Inc. 4.625% 20256	1,050	1,001
	VICI Properties LP / VICI Note Co., Inc. 4.50% 20266	600	553
	VICI Properties LP / VICI Note Co., Inc. 3.75% 20276	450	397
	VICI Properties LP / VICI Note Co., Inc. 3.875% 20296	2,225	1,918
	VICI Properties LP / VICI Note Co., Inc. 4.125% 20306	3,185	2,754
	Volkswagen Group of America Finance, LLC 4.25% 20236	3,770	3,772
	Volkswagen Group of America Finance, LLC 4.625% 20256	3,845	3,846
	Volkswagen Group of America Finance, LLC 3.20% 20266	3,201	3,031
	Wheel Pros, Inc. 6.50% 20296	1,750	1,239
	Wyndham Destinations, Inc. 4.625% 20306	1,300	1,009
	Wyndham Worldwide Corp. 4.375% 20286	2,255	1,976
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20236	2,193	2,108
			163,288

Communication	Alphabet, Inc. 1.998% 2026	3,000	2,843
services	Alphabet, Inc. 1.90% 2040	1,375	988
0.57%	Alphabet, Inc. 2.25% 2060	1,265	825
	AT&T, Inc. 3.50% 2053	5,140	3,905
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.908% 2025	500	502
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 20306	3,500	2,917
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 20306	2,500	2,146
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 20316	3,875	3,169
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2032	2,710	2,203
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 20326	2,150	1,766
	CCO Holdings, LLC and CCO Holdings Capital Corp. 3.90% 2052	3,000	2,088
	Comcast Corp. 2.35% 2027	4,000	3,732
	Comcast Corp. 3.20% 2036	375	318
	Comcast Corp. 3.90% 2038	250	226
	Comcast Corp. 2.80% 2051	791	561
	Comcast Corp. 2.887% 2051	2,571	1,840
	CSC Holdings, LLC 3.375% 20316	1,875	1,392
	DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 20276	3,655	3,130
	Embarq Corp. 7.995% 2036	3,450	2,598
	Fox Corp. 4.03% 2024	1,120	1,121
	Frontier Communications Corp. 5.875% 20276	2,225	2,006
	Frontier Communications Corp. 5.00% 20286	5,550	4,730
	Frontier Communications Corp. 6.75% 20296	4,400	3,631
	Frontier Communications Holdings, LLC 5.875% 2029	1,850	1,427

American Funds Insurance Series    127

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Communication	Frontier Communications Holdings, LLC 6.00% 20306	USD1,900	$ 1,467
services	Frontier Communications Holdings, LLC 8.75% 20306	1,100	1,114
(continued)	Gray Escrow II, Inc. 5.375% 20316	900	723
	iHeartCommunications, Inc. 5.25% 20276	3,093	2,652
	Intelsat Jackson Holding Co. 6.50% 20306	2,891	2,392
	Ligado Networks, LLC 15.50% PIK 20236,17	2,782	1,517
	Live Nation Entertainment, Inc. 3.75% 20286	1,350	1,168
	Magallanes, Inc. 3.638% 20256	3,807	3,692
	Magallanes, Inc. 3.755% 20276	1,018	956
	Magallanes, Inc. 4.054% 20296	1,435	1,315
	Magallanes, Inc. 4.279% 20326	2,903	2,597
	Magallanes, Inc. 5.05% 20426	2,500	2,131
	Magallanes, Inc. 5.141% 20526	1,500	1,261
	Midas OpCo Holdings, LLC 5.625% 20296	3,205	2,584
	Netflix, Inc. 4.875% 2028	1,250	1,179
	Netflix, Inc. 5.875% 2028	2,175	2,132
	Netflix, Inc. 5.375% 20296	25	24
	Netflix, Inc. 6.375% 2029	50	51
	News Corp. 3.875% 20296	875	758
	News Corp. 5.125% 20326	550	488
	Nexstar Broadcasting, Inc. 4.75% 20286	3,175	2,729
	SBA Tower Trust 1.631% 20266	8,707	7,799
	Scripps Escrow II, Inc. 3.875% 20296	2,325	1,953
	Sinclair Television Group, Inc. 4.125% 20306	1,175	934
	Sirius XM Radio, Inc. 4.00% 20286	3,575	3,105
	Sirius XM Radio, Inc. 4.125% 20306	950	796
	Sirius XM Radio, Inc. 3.875% 20316	1,975	1,576
	Sprint Corp. 7.625% 2026	2,425	2,560
	Sprint Corp. 6.875% 2028	7,550	7,962
	Take-Two Interactive Software, Inc. 3.30% 2024	3,175	3,135
	Take-Two Interactive Software, Inc. 3.70% 2027	2,783	2,704
	Take-Two Interactive Software, Inc. 4.00% 2032	2,438	2,291
	TEGNA, Inc. 5.00% 2029	1,500	1,423
	T-Mobile US, Inc. 1.50% 2026	500	452
	T-Mobile US, Inc. 2.05% 2028	325	282
	T-Mobile US, Inc. 3.375% 2029	1,700	1,492
	Univision Communications, Inc. 6.625% 20276	5,800	5,533
	Univision Communications, Inc. 4.50% 20296	3,475	2,920
	Univision Communications, Inc. 7.375% 20306	225	220
	Virgin Media O2 4.25% 20316	4,525	3,650
	Virgin Media Secured Finance PLC 4.50% 20306	2,115	1,743
	VMED O2 UK Financing I PLC 4.75% 20316	225	182
	Vodafone Group PLC 4.375% 2028	350	349
	Vodafone Group PLC 5.25% 2048	500	477
	Vodafone Group PLC 4.25% 2050	4,350	3,644
	Ziggo Bond Co. BV 5.125% 20306	1,775	1,395
	Ziggo Bond Finance BV 4.875% 20306	725	617
			142,188

Industrials	AAdvantage Loyalty IP, Ltd. 5.50% 20266	1,005	927
0.48%	ADT Security Corp. 4.125% 20296	1,630	1,327
	Allison Transmission Holdings, Inc. 3.75% 20316	3,445	2,767
	Avis Budget Car Rental, LLC 5.75% 20276	1,025	912
	Avis Budget Group, Inc. 5.375% 20296	2,450	2,042
	Avolon Holdings Funding, Ltd. 3.95% 20246	1,587	1,521
	Avolon Holdings Funding, Ltd. 4.25% 20266	1,126	1,044
	Avolon Holdings Funding, Ltd. 4.375% 20266	1,975	1,832
	Boeing Company 4.875% 2025	1,555	1,551
	Boeing Company 3.10% 2026	251	234

128    American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	Boeing Company 3.25% 2028	USD4,000	$ 3,578
(continued)	Boeing Company 5.15% 2030	1,100	1,057
	Boeing Company 3.60% 2034	6,250	4,996
	Boeing Company 5.805% 2050	4,000	3,681
	Bombardier, Inc. 7.50% 20246	760	715
	Bombardier, Inc. 7.125% 20266	2,900	2,400
	Bombardier, Inc. 7.875% 20276	6,745	5,632
	Bombardier, Inc. 6.00% 20286	1,010	758
	BWX Technologies, Inc. 4.125% 20296	1,025	901
	Canadian National Railway Company 3.20% 2046	930	728
	Canadian Pacific Railway, Ltd. 1.75% 2026	1,385	1,254
	Canadian Pacific Railway, Ltd. 2.45% 2031	1,738	1,489
	Canadian Pacific Railway, Ltd. 3.10% 2051	829	612
	Clarivate Science Holdings Corp. 3.875% 20286	590	495
	Clarivate Science Holdings Corp. 4.875% 20296	520	429
	CoreLogic, Inc. 4.50% 20286	6,075	4,688
	Covert Mergeco, Inc. 4.875% 20296	1,035	844
	CSX Corp. 4.25% 2029	1,062	1,057
	CSX Corp. 2.50% 2051	1,125	759
	General Electric Capital Corp. 4.418% 2035	649	607
	Honeywell International, Inc. 2.30% 2024	2,640	2,595
	Honeywell International, Inc. 1.35% 2025	5,947	5,606
	Honeywell International, Inc. 2.70% 2029	1,470	1,350
	Icahn Enterprises Finance Corp. 4.75% 2024	2,090	1,957
	L3Harris Technologies, Inc. 1.80% 2031	2,625	2,098
	LSC Communications, Inc. 8.75% 20233,4,6,16	4,063	39
	Masco Corp. 1.50% 2028	774	650
	Masco Corp. 2.00% 2031	497	391
	Masco Corp. 3.125% 2051	230	158
	MasTec, Inc. 4.50% 20286	1,425	1,284
	Meritor, Inc. 4.50% 20286	730	704
	Norfolk Southern Corp. 3.05% 2050	2,746	2,018
	Northrop Grumman Corp. 2.93% 2025	1,820	1,782
	Northrop Grumman Corp. 3.25% 2028	3,495	3,325
	Otis Worldwide Corp. 2.293% 2027	2,135	1,935
	Roller Bearing Company of America, Inc. 4.375% 20296	195	166
	Rolls-Royce PLC 5.75% 20276	765	692
	Siemens AG 1.20% 20266	3,887	3,525
	Siemens AG 1.70% 20286	3,700	3,245
	SkyMiles IP, Ltd. 4.75% 20286	2,950	2,789
	The Brink’s Co. 4.625% 20276	2,385	2,124
	TransDigm, Inc. 6.25% 20266	3,476	3,361
	TransDigm, Inc. 5.50% 2027	2,200	1,874
	Triumph Group, Inc. 6.25% 20246	3,390	3,028
	Triumph Group, Inc. 8.875% 20246	1,877	1,893
	Triumph Group, Inc. 7.75% 20256	3,600	2,777
	Union Pacific Corp. 2.40% 2030	2,414	2,137
	Union Pacific Corp. 2.95% 2052	1,000	738
	Union Pacific Corp. 3.839% 2060	546	457
	Union Pacific Corp. 3.799% 2071	545	438
	United Airlines Holdings, Inc. 6.50% 20276	2,200	2,169
	United Airlines, Inc. 4.375% 20266	975	863
	United Airlines, Inc. 4.625% 20296	2,225	1,895
	United Rentals, Inc. 3.875% 2031	2,050	1,733
	United Technologies Corp. 3.65% 2023	52	52
	United Technologies Corp. 3.95% 2025	3,155	3,166
	United Technologies Corp. 4.125% 2028	1,075	1,062
	Vertical U.S. Newco, Inc. 5.25% 20276	2,000	1,787
			118,700

American Funds Insurance Series    129

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Materials	Alcoa Nederland Holding BV 4.125% 20296	USD950	$ 851
0.39%	Allegheny Technologies, Inc. 4.875% 2029	710	567
	Allegheny Technologies, Inc. 5.125% 2031	1,110	852
	Anglo American Capital PLC 2.25% 20286	484	418
	Anglo American Capital PLC 2.625% 20306	2,500	2,060
	Anglo American Capital PLC 3.95% 20506	1,281	985
	Arconic Rolled Products Corp. 6.125% 20286	750	702
	Ball Corp. 3.125% 2031	3,520	2,845
	Can-Pack SA / Canpack US, LLC 3.875% 20296	935	731
	Chevron Phillips Chemical Co., LLC 3.30% 20236	595	594
	Cleveland-Cliffs, Inc. 5.875% 2027	9,000	8,408
	Cleveland-Cliffs, Inc. 4.625% 20296	1,825	1,614
	Cleveland-Cliffs, Inc. 4.875% 20316	1,351	1,194
	CVR Partners LP 6.125% 20286	745	667
	Dow Chemical Co. 3.60% 2050	1,328	1,016
	First Quantum Minerals, Ltd. 6.50% 20246	2,204	2,121
	First Quantum Minerals, Ltd. 7.50% 20256	11,350	10,754
	First Quantum Minerals, Ltd. 6.875% 20266	3,625	3,346
	First Quantum Minerals, Ltd. 6.875% 20276	4,240	3,798
	FXI Holdings, Inc. 7.875% 20246	1,721	1,496
	FXI Holdings, Inc. 12.25% 20266	4,392	3,917
	Glencore Funding, LLC 4.125% 20246	945	941
	International Flavors & Fragrances, Inc. 1.832% 20276	5,400	4,657
	International Paper Co. 7.30% 2039	2,005	2,345
	Joseph T. Ryerson & Son, Inc. 8.50% 20286	164	169
	Kaiser Aluminum Corp. 4.625% 20286	1,620	1,351
	LSB Industries, Inc. 6.25% 20286	860	760
	LYB International Finance III, LLC 2.25% 2030	1,198	989
	LYB International Finance III, LLC 3.625% 2051	2,537	1,878
	LYB International Finance III, LLC 3.80% 2060	1,186	844
	Methanex Corp. 5.125% 2027	6,180	5,464
	Mineral Resources, Ltd. 8.50% 20306	1,525	1,505
	Mosaic Co. 3.25% 2022	1,125	1,126
	Mosaic Co. 4.05% 2027	1,050	1,028
	Nova Chemicals Corp. 4.25% 20296	1,875	1,468
	Novelis Corp. 3.875% 20316	1,115	861
	Praxair, Inc. 1.10% 2030	2,938	2,352
	Rio Tinto Finance (USA), Ltd. 2.75% 2051	1,837	1,347
	SCIH Salt Holdings, Inc. 4.875% 20286	3,485	2,904
	SCIH Salt Holdings, Inc. 6.625% 20296	1,230	974
	Sherwin-Williams Company 3.125% 2024	275	271
	Sherwin-Williams Company 3.80% 2049	5,208	4,176
	South32 Treasury (USA), Ltd. 4.35% 20326	2,180	2,039
	Venator Materials Corp. 5.75% 20256	5,845	4,689
	Venator Materials Corp. 9.50% 20256	1,700	1,708
	Warrior Met Coal, Inc. 7.875% 20286	2,900	2,767
	Westlake Chemical Corp. 4.375% 2047	500	428

			97,977

Utilities	Ameren Corp. 2.50% 2024	969	940
0.39%	American Electric Power Company, Inc. 2.95% 2022	3,020	3,011
	Calpine Corp. 3.75% 20316	1,975	1,610
	Commonwealth Edison Co. 4.35% 2045	1,085	1,006
	Commonwealth Edison Co. 3.85% 2052	2,600	2,297
	Dominion Resources, Inc., junior subordinated, 3.071% 202414	1,775	1,734
	Duke Energy Carolinas, LLC 3.95% 2028	1,250	1,233
	Duke Energy Florida, LLC 3.20% 2027	1,445	1,411
	Duke Energy Indiana, Inc. 3.25% 2049	1,225	950
	Duke Energy Progress, LLC 3.70% 2046	457	390

130    American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Duke Energy Progress, LLC 2.50% 2050	USD202	$ 138
(continued)	Duke Energy Progress, LLC 2.90% 2051	91	67
	Edison International 3.55% 2024	2,200	2,148
	EDP Finance BV 3.625% 20246	4,100	4,070
	Electricité de France SA 4.75% 20356	1,250	1,165
	Electricité de France SA 4.875% 20386	2,750	2,439
	Electricité de France SA 5.60% 2040	525	503
	Emera US Finance LP 3.55% 2026	320	307
	Enersis Américas SA 4.00% 2026	245	237
	Entergy Corp. 2.80% 2030	3,325	2,855
	Entergy Texas, Inc. 1.75% 2031	3,650	2,956
	Eversource Energy 3.80% 2023	2,730	2,737
	FirstEnergy Corp. 3.40% 2050	2,250	1,530
	FirstEnergy Transmission, LLC 2.866% 20286	675	572
	Northern States Power Co. 4.125% 2044	3,525	3,203
	NRG Energy, Inc. 3.625% 20316	2,600	2,044
	Pacific Gas and Electric Co. 2.10% 2027	125	105
	Pacific Gas and Electric Co. 2.50% 2031	2,941	2,252
	Pacific Gas and Electric Co. 3.30% 2040	100	69
	Pacific Gas and Electric Co. 4.20% 2041	4,100	3,009
	Pacific Gas and Electric Co. 3.50% 2050	1,250	837
	PacifiCorp, First Mortgage Bonds, 4.125% 2049	4,000	3,591
	PG&E Corp. 5.00% 2028	3,750	3,174
	PG&E Corp. 5.25% 2030	3,400	2,804
	Public Service Company of Colorado 1.875% 2031	2,775	2,322
	Public Service Electric and Gas Co. 3.60% 2047	548	465
	Public Service Electric and Gas Co. 3.15% 2050	2,451	1,909
	Public Service Enterprise Group, Inc. 2.65% 2022	1,900	1,899
	Southern California Edison Co. 2.85% 2029	4,450	3,947
	Southern California Edison Co. 6.00% 2034	2,500	2,697
	Southern California Edison Co. 5.35% 2035	3,000	2,997
	Southern California Edison Co. 5.75% 2035	675	699
	Southern California Edison Co. 4.00% 2047	264	215
	Southern California Edison Co. 3.45% 2052	2,475	1,847
	Talen Energy Corp. 7.25% 20276,16	8,334	8,218
	Talen Energy Corp., Term Loan B,
	(3-month USD-LIBOR + 3.75%) 5.416% 202612,15,16	2,815	2,705
	Talen Energy Supply, LLC 7.625% 20286,16	1,180	1,158
	Targa Resources Partners LP 4.00% 2032	1,750	1,501
	Venture Global Calcasieu Pass, LLC 3.875% 20296	1,030	904
	Virginia Electric and Power Co. 2.40% 2032	2,575	2,203
	Virginia Electric and Power Co. 4.60% 2048	2,650	2,555
	Xcel Energy, Inc. 2.60% 2029	1,950	1,702

			97,337

Real estate	Alexandria Real Estate Equities, Inc. 3.80% 2026	315	309
0.34%	Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,182
	Alexandria Real Estate Equities, Inc. 2.75% 2029	1,940	1,699
	Alexandria Real Estate Equities, Inc. 3.375% 2031	1,320	1,170
	Alexandria Real Estate Equities, Inc. 1.875% 2033	4,095	3,084
	Alexandria Real Estate Equities, Inc. 4.85% 2049	410	381
	American Campus Communities, Inc. 3.75% 2023	3,055	3,059
	American Campus Communities, Inc. 4.125% 2024	2,075	2,087
	American Campus Communities, Inc. 3.625% 2027	9,545	9,374
	American Campus Communities, Inc. 3.875% 2031	331	326
	American Tower Corp. 1.45% 2026	2,369	2,074
	American Tower Corp. 1.60% 2026	2,347	2,101
	American Tower Corp. 3.55% 2027	1,425	1,337
	American Tower Corp. 1.50% 2028	2,500	2,081

American Funds Insurance Series    131

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Real estate	American Tower Corp. 3.60% 2028	USD1,000	$ 936
(continued)	American Tower Corp. 2.30% 2031	1,500	1,190
	American Tower Corp. 2.95% 2051	2,000	1,358
	Brandywine Operating Partnership LP 3.95% 2023	1,070	1,068
	Brookfield Property REIT, Inc. 5.75% 20266	2,575	2,357
	Diversified Healthcare Trust 4.375% 2031	2,120	1,444
	Essex Portfolio LP 3.875% 2024	1,000	998
	Essex Portfolio LP 3.50% 2025	6,825	6,686
	Extra Space Storage, Inc. 2.35% 2032	1,385	1,099
	Gaming and Leisure Properties, Inc. 3.35% 2024	1,263	1,212
	Host Hotels & Resorts LP 4.50% 2026	355	349
	Howard Hughes Corp. 5.375% 20286	1,450	1,217
	Howard Hughes Corp. 4.125% 20296	1,860	1,438
	Howard Hughes Corp. 4.375% 20316	2,615	1,940
	Invitation Homes Operating Partnership LP 2.00% 2031	2,401	1,850
	Iron Mountain, Inc. 5.25% 20306	3,785	3,298
	Iron Mountain, Inc. 4.50% 20316	2,650	2,173
	Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,645	2,146
	Kennedy-Wilson Holdings, Inc. 4.75% 2030	1,140	894
	Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,260	1,755
	Park Intermediate Holdings, LLC 4.875% 20296	2,280	1,961
	Public Storage 2.37% 2022	565	564
	Public Storage 1.85% 2028	2,490	2,159
	Public Storage 1.95% 2028	2,027	1,754
	Public Storage 2.30% 2031	719	605
	Realogy Corp. 5.75% 20296	2,260	1,718
	RHP Hotel Properties LP / RHP Finance Corp. 4.50% 20296	1,300	1,105
	RLJ Lodging Trust, LP 4.00% 20296	1,240	1,021
	Scentre Group 3.25% 20256	1,000	957
	Scentre Group 3.50% 20256	3,075	2,989
	Scentre Group 3.75% 20276	2,430	2,331
	Sun Communities Operating LP 2.30% 2028	1,845	1,580
	Sun Communities Operating LP 2.70% 2031	876	707
	UDR, Inc. 2.95% 2026	760	718

			85,841

Information	Adobe, Inc. 1.90% 2025	366	353
technology	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.489% 202512,15	4,150	3,593
0.30%	Analog Devices, Inc. 1.70% 2028	1,286	1,128
	Analog Devices, Inc. 2.10% 2031	1,212	1,036
	Analog Devices, Inc. 2.80% 2041	2,961	2,325
	Analog Devices, Inc. 2.95% 2051	1,955	1,495
	Apple, Inc. 3.00% 2024	625	624
	Apple, Inc. 3.35% 2027	40	40
	Apple, Inc. 1.20% 2028	5,000	4,379
	Avaya, Inc. 6.125% 20286	1,600	1,048
	Booz Allen Hamilton, Inc. 4.00% 20296	1,000	874
	Broadcom, Inc. 1.95% 20286	1,407	1,199
	Broadcom, Inc. 4.15% 20326	2,811	2,541
	Broadcom, Inc. 2.60% 20336	2,524	1,944
	Broadcom, Inc. 3.469% 20346	1,771	1,444
	Broadcom, Inc. 3.50% 20416	3,948	2,984
	CommScope Finance, LLC 6.00% 20266	1,600	1,477
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.00% 202312,15	5,393	4,577
	Diebold Nixdorf, Inc. 9.375% 20256	10,131	7,097
	Diebold, Inc. 8.50% 2024	6,790	3,540
	Fidelity National Information Services, Inc. 3.10% 2041	302	221
	Fiserv, Inc. 3.50% 2029	471	430
	Fiserv, Inc. 2.65% 2030	3,605	3,057

132    American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Information	Gartner, Inc. 4.50% 20286	USD650	$ 598
technology	Intuit, Inc. 0.95% 2025	1,530	1,410
(continued)	Intuit, Inc. 1.35% 2027	1,395	1,219
	Intuit, Inc. 1.65% 2030	1,845	1,517
	Mastercard, Inc. 2.00% 2031	3,874	3,269
	Microsoft Corp. 2.921% 2052	4,814	3,805
	MoneyGram International, Inc. 5.375% 20266	750	715
	NCR Corp. 5.125% 20296	1,650	1,399
	PayPal Holdings, Inc. 2.65% 2026	2,364	2,243
	PayPal Holdings, Inc. 2.30% 2030	2,200	1,891
	Sabre GLBL, Inc. 7.375% 20256	728	677
	Sabre Holdings Corp. 9.25% 20256	1,197	1,156
	Square, Inc. 3.50% 20316	2,325	1,858
	Synaptics, Inc. 4.00% 20296	875	712
	Unisys Corp. 6.875% 20276	725	634
	VeriSign, Inc. 2.70% 2031	625	504
	Veritas Holdings, Ltd. 7.50% 20256	2,635	1,983
	Viavi Solutions, Inc. 3.75% 20296	725	608
	Xerox Corp. 5.00% 20256	2,275	2,119
			75,723

Consumer staples	7-Eleven, Inc. 0.80% 20246	1,700	1,612
0.27%	7-Eleven, Inc. 0.95% 20266	825	729
	7-Eleven, Inc. 1.30% 20286	2,500	2,081
	Albertsons Companies, Inc. 3.50% 20296	1,385	1,125
	Altria Group, Inc. 2.45% 2032	125	94
	Altria Group, Inc. 5.80% 2039	2,820	2,567
	Altria Group, Inc. 3.40% 2041	1,500	995
	Altria Group, Inc. 4.50% 2043	3,000	2,259
	Altria Group, Inc. 5.95% 2049	490	430
	Altria Group, Inc. 3.70% 2051	1,395	894
	Anheuser-Busch InBev NV 4.00% 2028	845	835
	Anheuser-Busch InBev NV 4.35% 2040	2,500	2,242
	Anheuser-Busch InBev NV 4.60% 2048	1,500	1,350
	British American Tobacco PLC 3.222% 2024	2,826	2,750
	British American Tobacco PLC 3.215% 2026	3,323	3,108
	British American Tobacco PLC 4.39% 2037	2,459	1,955
	British American Tobacco PLC 4.54% 2047	940	691
	Central Garden & Pet Co. 4.125% 20316	1,395	1,122
	Coca-Cola Company 1.00% 2028	940	812
	Conagra Brands, Inc. 1.375% 2027	4,615	3,856
	Constellation Brands, Inc. 3.60% 2028	625	594
	Constellation Brands, Inc. 2.25% 2031	1,487	1,208
	Coty, Inc. 4.75% 20296	1,220	1,050
	Imperial Tobacco Finance PLC 3.50% 20236	4,000	3,978
	Kronos Acquisition Holdings, Inc. 5.00% 20266	2,430	2,081
	Lamb Weston Holdings, Inc. 4.125% 20306	2,210	1,919
	PepsiCo, Inc. 1.95% 2031	3,001	2,559
	PepsiCo, Inc. 2.625% 2041	5,000	3,934
	PepsiCo, Inc. 3.625% 2050	777	703
	PepsiCo, Inc. 2.75% 2051	1,723	1,324
	Philip Morris International, Inc. 2.375% 2022	1,960	1,958
	Philip Morris International, Inc. 2.875% 2024	788	779
	Philip Morris International, Inc. 3.25% 2024	2,000	1,975
	Philip Morris International, Inc. 0.875% 2026	2,990	2,656
	Philip Morris International, Inc. 3.375% 2029	788	712
	Philip Morris International, Inc. 1.75% 2030	2,956	2,293
	Post Holdings, Inc. 4.625% 20306	2,886	2,440

American Funds Insurance Series    133

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer staples	Prestige Brands International, Inc. 3.75% 20316	USD1,115	$926
(continued)	Reynolds American, Inc. 5.85% 2045	2,030	1,707
	Simmons Foods, Inc. 4.625% 20296	560	474
			66,777
	Total corporate bonds, notes & loans
			1,498,036
Asset-backed obligations 1.46%

	Aesop Funding, LLC, Series 2017-2A, Class A, 2.97% 20246,11	1,920	1,914
	Aesop Funding, LLC, Series 2018-1A, Class A, 3.70% 20246,11	1,114	1,113
	Aesop Funding, LLC, Series 2018-2A, Class A, 4.00% 20256,11	3,100	3,101
	Aesop Funding, LLC, Series 2021-1A, Class A, 1.38% 20276,11	13,378	11,987
	Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 20276,11	539	496
	Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 20276,11	138	130
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 20266,11	1,545	1,504
	Allegro CLO, Ltd., Series 2016-1A, Class AR2,
	(3-month USD-LIBOR + 0.95%) 1.994% 20306,11,12	2,395	2,361
	Allegro CLO, Ltd., Series 2017-1A, Class AR,
	(3-month USD-LIBOR + 0.95%) 1.994% 20306,11,12	1,639	1,604
	Ares CLO, Ltd., Series 2017-42A, Class AR,
	(3-month USD-LIBOR + 0.92%) 2.056% 20286,11,12	3,042	3,004
	Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR,
	(3-month USD-LIBOR + 1.00%) 2.478% 20306,11,12	3,660	3,604
	Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 20336,11	638	597
	Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 20376,11	4,936	4,371
	Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 20416,11	754	678
	Cent CLO, Ltd., Series 2014-21A, Class AR,
	(3-month USD-LIBOR + 0.97%) 2.195% 20306,11,12	5,185	5,118
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 20606,11	5,261	4,774
	CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 20606,11	1,774	1,520
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 20616,11	6,175	5,453
	CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 20456,11	1,560	1,401
	CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 20456,11	1,260	1,138
	CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 20456,11	5,730	5,129
	CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 20466,11	1,713	1,514
	Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 20226,11,12	9	9
	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 20296,11	1,420	1,415
	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 202511	258	259
	Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 202611	1,273	1,272
	Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 20256,11	16	16
	Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R,
	(3-month USD-LIBOR + 0.98%) 2.024% 20286,11,12	5,382	5,306
	EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 20456,11	380	338
	Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 20286,11	6,605	6,491
	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 20376,11	6,023	5,552
	Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20306,11	4,825	4,811
	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 20306,11	6,000	5,980
	Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 20316,11	8,861	8,478
	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20316,11	9,605	9,457
	GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 20456,11	765	707
	GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 20456,11	308	285
	Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 20396,11	2,657	2,568
	Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 20406,11	11,017	10,100
	Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 20406,11	13,797	12,635
	Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 20416,11	4,279	3,815
	Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 20416,11	6,372	5,692
	Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 20416,11	504	444
	Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 20233,4,6,11	5,930	5,755
	Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 20256,11	8,452	7,914
	Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 20256,11	634	587

134    American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 20256,11	USD405	$374
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 20266,11	8,390	8,242
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 20276,11	9,163	8,097
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 20276,11	685	606
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 20276,11	429	376
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 20286,11	8,400	7,621
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 20286,11	8,750	8,454
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 202311	265	265
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3,
(3-month USD-LIBOR + 1.00%) 2.044% 20296,11,12	1,745	1,733
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2,
(3-month USD-LIBOR + 1.00%) 2.098% 20306,11,12	5,545	5,465
Marathon CLO, Ltd., Series 2017-9A, Class A1AR,
(3-month USD-LIBOR + 1.15%) 2.194% 20296,11,12	2,659	2,626
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 20266,11	4,700	4,474
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 20266,11	1,900	1,831
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 20696,11	5,551	5,119
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 20706,11	6,389	5,656
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 20466,11	6,588	5,880
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 20626,11	11,925	10,963
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 20626,11	6,594	6,105
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 20626,11	11,169	10,363
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 20616,11	23,051	20,148
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R,
(3-month USD-LIBOR + 0.97%) 2.154% 20306,11,12	1,765	1,740
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1,
(3-month USD-LIBOR + 1.00%) 2.524% 20286,11,12	1,645	1,634
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1,
(3-month USD-LIBOR + 0.80%) 1.844% 20296,11,12	9,142	8,992
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1,
(3-month USD-LIBOR + 0.90%) 1.963% 20296,11,12	500	494
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2,
(3-month USD-LIBOR + 1.40%) 2.444% 20296,11,12	5,378	5,209
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 203611	2,725	2,745
Race Point CLO, Ltd., Series 2015-9A, Class A1A2,
(3-month USD-LIBOR + 0.94%) 1.984% 20306,11,12	4,634	4,558
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 202411	55	55
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 202511	1,000	1,001
SMB Private Education Loan Trust, Series 2021-A, Class A2A2,
(1-month USD-LIBOR + 0.73%) 2.054% 20536,11,12	7,530	7,325
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 20466,11	3,575	3,262
Sound Point CLO, Ltd., Series 2015-1RA, Class AR,
(3-month USD-LIBOR + 1.08%) 2.124% 20306,11,12	2,985	2,947
Sprite, Ltd., Series 2021-1, Class A, 3.75% 20466,11	5,063	4,590
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 20416,11	4,796	4,281
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 20336,11	2,639	2,464
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 20336,11	2,167	1,986
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 20756,11	3,687	3,434
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 20456,11	1,945	1,767
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 20456,11	852	773
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 20466,11	968	846
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 20466,11	4,624	4,119
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 20316,11	3,250	3,181
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 20336,11	889	828
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 20346,11,12	7,257	6,579
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 20456,11	10,888	9,705
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 20466,11	2,941	2,573
		363,883

American Funds Insurance Series    135

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. 0.16%

	CPPIB Capital, Inc. 2.75% 20276	USD6,600	$ 6,411
	European Investment Bank 0.75% 2026	6,194	5,605
	OMERS Finance Trust 3.50% 20326	4,315	4,216
	OMERS Finance Trust 4.00% 20526	4,315	4,046
	Panama (Republic of) 3.298% 2033	4,365	3,740
	Panama (Republic of) 4.50% 2063	1,035	799
	Peru (Republic of) 1.862% 2032	2,525	1,920
	Peru (Republic of) 2.78% 2060	3,775	2,346
	Qatar (State of) 3.375% 20246	2,315	2,310
	Qatar (State of) 4.00% 20296	745	753
	Qatar (State of) 4.817% 20496	750	757
	Saudi Arabia (Kingdom of) 3.25% 20306	1,750	1,649
	Saudi Arabia (Kingdom of) 5.25% 20506	1,000	1,020
	United Mexican States 2.659% 2031	2,703	2,231
	United Mexican States 3.771% 2061	1,528	995

			38,798
Municipals 0.15%

California	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
0.02%	Asset-Backed Bonds, Series 2021-A-1, 2.158% 2026	1,200	1,117
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2021-A-1, 2.332% 2027	1,660	1,521
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2021-B, 2.746% 2034	495	428
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2021-B, 3.293% 2042	1,170	947
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2021-B, 3.00% 2046	2,470	2,173

			6,186

Connecticut	Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1,
0.00%	4.00% 2044	15	15
	Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1,
	4.00% 2044	5	5

			20

Florida	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	5,335	4,830
0.04%	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	5,365	4,667

			9,497

Guam	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A,
0.00%	3.839% 2036	240	212
	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A,
	4.46% 2043	315	273

			485

Illinois	G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured,
0.02%	5.10% 2033	4,125	4,208

Maryland	Community Dev. Administration, Dept. of Housing and Community Dev.,
0.00%	Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	15	15

136    American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Municipals (continued)

Minnesota	Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	USD40	$41
0.00%

Nebraska	Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	5	5
0.00%

New York	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose),
0.03%	Series 2021-C, 1.187% 2026	2,865	2,621
	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose),
	Series 2021-C, 1.748% 2028	4,745	4,223

			6,844

Ohio	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds
0.02%	(VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	5,140	4,820

South Carolina	Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	10	10
0.00%

South Dakota	Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	5	5
0.00%

Tennessee	Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT,
0.00%	4.00% 2043	5	5

Wisconsin	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022,
0.02%	4.95% 2034	5,885	5,577
	Total municipals
			37,718
	Total bonds, notes & other debt instruments (cost: $6,006,118,000)
			5,625,550
Short-term securities 9.60%		Shares

Money market investments 9.40%

	Capital Group Central Cash Fund 1.38%8,18	23,469,371	2,346,468

Money market investments purchased with collateral from securities on loan 0.20%

	Capital Group Central Cash Fund 1.38%8,18,19	141,112	14,109
	Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%18,19	7,449,054	7,449
	BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%18,19	7,054,176	7,054

American Funds Insurance Series    137

Asset Allocation Fund (continued)

Short-term securities (continued)									Value
							Shares		(000)

Money market investments purchased with collateral from securities on loan (continued)

	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 1.38%18,19						7,054,175		$7,054
	Morgan Stanley Institutional Liquidity Funds – Government Portfolio,
	Institutional Class 1.38%18,19						7,054,175		7,054
	State Street Institutional U.S. Government Money Market Fund,
	Institutional Class 1.40%18,19						7,054,175		7,054
									49,774
	Total short-term securities (cost: $2,396,504,000)
									2,396,242
	Total investment securities 104.82% (cost: $22,507,741,000)
								26,167,099
	Other assets less liabilities (4.82)%							(1,202,094)
	Net assets 100.00%
								$24,965,005
Futures contracts

									Value and
									unrealized
								appreciation
							Notional	(depreciation)
			Number of				amount	at 6/30/2022
Contracts		Type	contracts		Expiration		(000)		(000)

2 Year U.S. Treasury Note Futures		Long	2,307	September 2022			USD484,506		$ 2,968
5 Year U.S. Treasury Note Futures		Short	348	September 2022			(39,063)		(174)
10 Year U.S. Treasury Note Futures		Short	699	September 2022			(82,853)		1,080
10 Year Ultra U.S. Treasury Note Futures		Short	3,135	September 2022			(399,321)		2,171
20 Year U.S. Treasury Bond Futures		Long	1,460	September 2022			202,393		(3,327)
30 Year Ultra U.S. Treasury Bond Futures		Short	311	September 2022			(48,001)		1,392

									$ 4,110
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
							Upfront		Unrealized
				Notional		Value at	premium	appreciation
Reference	Financing	Payment	Expiration	amount	6/30/2022		received	at 6/30/2022
index	rate paid	frequency	date	(000)		(000)	(000)		(000)

CDX.NA.IG.38	1.00%	Quarterly	6/20/2027	USD191,572		$88	$(1,760)		$1,848
Investments in affiliates8
			Value of			Net	Net
							unrealized	Value of
			affiliates at			realized	appreciation	affiliates at	Dividend
			1/1/2022	Additions	Reductions	loss	(depreciation)	6/30/2022	income
			(000)	(000)	(000)	(000)	(000)	(000)	(000)

Common stocks 0.00%
Health care 0.00%
NuCana PLC (ADR)1,20			$7,086	$—	$2,674	$(14,288)	$ 9,876	$—	$—
Investment funds 5.58%
Capital Group Central Corporate Bond Fund			1,617,261	20,332	—	—	(243,853)	1,393,740	20,332

138    American Funds Insurance Series

Asset Allocation Fund (continued)

Investments in affiliates8 (continued)

	Value of			Net	Net
					unrealized	Value of
	affiliates at			realized	appreciation	affiliates at	Dividend
	1/1/2022	Additions	Reductions	loss	(depreciation)	6/30/2022	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 9.46%
Money market investments 9.40%
Capital Group Central Cash Fund 1.38%18	$1,417,334	$2,594,892	$1,665,138	$(73)	$(547)	$2,346,468	$ 4,686
Money market investments purchased with collateral
from securities on loan 0.06%
Capital Group Central Cash Fund 1.38%18,19	8,492	5,61721				14,109	—22
Total short-term securities						2,360,577
Total 15.04%
				$(14,361)	$(234,524)	$3,754,317	$25,018

Private placement securities5

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets

Carbon Health Technologies, Inc., convertible preferred shares, 1.00% 2024	7/9/2021	$50,000	$50,000.20%
Rotech Healthcare, Inc.	9/26/2013	6,949	18,782.08

Total		$56,949	$68,782.28%

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $53,318,000, which represented .21% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $82,826,000, which represented

.33% of the net assets of the fund.

4Value determined using significant unobservable inputs.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.

6Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,138,626,000, which represented 4.56% of the net assets of the fund.

7Amount less than one thousand.

8Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

9All or a portion of this security was pledged as collateral. The total value of pledged collateral was $29,059,000, which represented .12% of the net assets of the fund.

10Index-linked bond whose principal amount moves with a government price index.

11Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

12Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

13Purchased on a TBA basis.

14Step bond; coupon rate may change at a later date.

15Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $12,524,000, which represented .05% of the net assets of the fund.

16Scheduled interest and/or principal payment was not received.

17Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.

18Rate represents the seven-day yield at 6/30/2022.

19Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

20Affiliated issuer during the reporting period but no longer held at 6/30/2022.

21Represents net activity. Refer to Note 5 for more information on securities lending.

22Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

American Funds Insurance Series    139

Asset Allocation Fund (continued)

Key to abbreviations
ADR = American Depositary Receipts	Dev. = Development
Agcy. = Agency	Fin. = Finance
AMT = Alternative Minimum Tax	Fncg. = Financing
Assn. = Association	G.O. = General Obligation
Auth. = Authority	LIBOR = London Interbank Offered Rate
CAD = Canadian dollars	Ref. = Refunding
CLO = Collateralized Loan Obligations	REIT = Real Estate Investment Trust
CME = CME Group	Rev. = Revenue
CMO = Collateralized Mortgage Obligations	SOFR = Secured Overnight Financing Rate
DAC = Designated Activity Company	TBA = To be announced
Dept. = Department	USD = U.S. dollars
Refer to the notes to financial statements.

140    American Funds Insurance Series

American Funds Global Balanced Fund

(formerly Global Balanced Fund)

Investment portfolio June 30, 2022			unaudited
Common stocks 57.98%			Value
		Shares	(000)

Financials	B3 SA-Brasil, Bolsa, Balcao	2,155,801	$ 4,515
9.06%	Zurich Insurance Group AG	9,057	3,939
	DNB Bank ASA	157,370	2,821
	Toronto-Dominion Bank (CAD denominated)	32,930	2,159
	ING Groep NV	218,488	2,159
	PNC Financial Services Group, Inc.	12,445	1,963
	Tradeweb Markets, Inc., Class A	26,076	1,780
	Kotak Mahindra Bank, Ltd.	82,308	1,731
	Citigroup, Inc.	31,974	1,470
	AIA Group, Ltd.	130,600	1,416
	Housing Development Finance Corp., Ltd.	45,344	1,246
	HDFC Bank, Ltd.	70,602	1,205
	BNP Paribas SA	13,671	650
	JPMorgan Chase & Co.	5,741	647
	Nasdaq, Inc.	3,936	600
	Tryg A/S	26,250	589
	Bank Central Asia Tbk PT	1,201,700	585
	Aegon NV1	132,576	574
	Ping An Insurance (Group) Company of China, Ltd., Class H	70,500	479
	Ping An Insurance (Group) Company of China, Ltd., Class A	11,200	78
	Banco Santander, SA	187,371	528
	CME Group, Inc., Class A	2,404	492
	Münchener Rückversicherungs-Gesellschaft AG	2,026	476
	KBC Groep NV	8,458	475
	Swedbank AB, Class A	30,035	380
	FinecoBank SpA	28,303	339
	Fairfax Financial Holdings, Ltd., subordinate voting shares	551	292
	Lufax Holding, Ltd. (ADR)	47,602	286
	Allfunds Group PLC	18,078	139

			34,013

Health care	Abbott Laboratories	75,002	8,149
7.83%	Novartis AG	30,322	2,568
	Siemens Healthineers AG	48,353	2,457
	UnitedHealth Group, Inc.	4,765	2,447
	Thermo Fisher Scientific, Inc.	3,503	1,903
	Gilead Sciences, Inc.	28,817	1,781
	AstraZeneca PLC	13,160	1,730
	Merck KGaA	8,544	1,442
	PerkinElmer, Inc.	9,013	1,282
	AbbVie, Inc.	7,420	1,137
	Medtronic PLC	11,719	1,052
	Amgen, Inc.	3,544	862
	Stryker Corp.	4,289	853
	BioMarin Pharmaceutical, Inc.2	7,114	590
	Humana, Inc.	1,257	588
	Bayer AG	9,217	548

			29,389

Industrials	Raytheon Technologies Corp.	74,921	7,201
7.76%	BAE Systems PLC	251,418	2,541
	General Electric Co.	37,623	2,395
	General Dynamics Corp.	8,844	1,957
	Carrier Global Corp.	51,285	1,829
	VINCI SA	16,433	1,463
	RELX PLC	49,296	1,336
	Siemens AG	12,400	1,262
	Kingspan Group PLC	20,469	1,231
	Thales SA	9,837	1,207

American Funds Insurance Series    141

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Honeywell International, Inc.	6,933	$ 1,205
(continued)	CSX Corp.	39,937	1,160
	LIXIL Corp.	57,300	1,073
	SMC Corp.	2,100	936
	Safran SA	4,779	472
	L3Harris Technologies, Inc.	1,234	298
	Melrose Industries PLC	156,807	286
	Airbus SE, non-registered shares	2,836	275
	Lockheed Martin Corp.	609	262
	NIBE Industrier AB, Class B	33,720	253
	Bureau Veritas SA	8,207	210
	DSV A/S	1,312	183
	Ryanair Holdings PLC (ADR)2	1,300	87
			29,122

Information	Microsoft Corp.	33,242	8,537
technology	Broadcom, Inc.	17,541	8,522
7.44%	Micron Technology, Inc.	46,889	2,592
	Apple, Inc.	14,528	1,986
	Taiwan Semiconductor Manufacturing Company, Ltd.	103,000	1,649
	GlobalWafers Co., Ltd.	90,000	1,371
	Adobe, Inc.2	3,492	1,278
	ServiceNow, Inc.2	2,335	1,110
	Accenture PLC, Class A	3,181	883

			27,928

Utilities	DTE Energy Company	32,874	4,167
5.51%	National Grid PLC	191,463	2,452
	Power Grid Corporation of India, Ltd.	884,910	2,374
	NextEra Energy, Inc.	30,640	2,373
	E.ON SE	281,377	2,361
	Duke Energy Corp.	17,632	1,890
	Public Service Enterprise Group, Inc.	23,120	1,463
	Dominion Energy, Inc.	14,973	1,195
	ENN Energy Holdings, Ltd.	67,300	1,106
	Iberdrola, SA, non-registered shares	80,267	833
	Enel SpA	87,509	479

			20,693

Consumer staples	Nestlé SA	37,614	4,391
5.12%	Philip Morris International, Inc.	37,743	3,727
	ITC, Ltd.	993,677	3,441
	Imperial Brands PLC	101,076	2,259
	British American Tobacco PLC	28,823	1,235
	Pernod Ricard SA	5,944	1,092
	Heineken NV	10,102	921
	Altria Group, Inc.	15,371	642
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	109,000	634
	Treasury Wine Estates, Ltd.	42,600	334
	Kweichow Moutai Co., Ltd., Class A	1,021	312
	Davide Campari-Milano NV	21,508	226

			19,214

142    American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Common stocks (continued)			Value
		Shares	(000)

Communication	Comcast Corp., Class A	108,820	$ 4,270
services	Alphabet, Inc., Class A2	1,325	2,887
3.67%	Alphabet, Inc., Class C2	435	952
	Netflix, Inc.2	8,391	1,467
	BCE, Inc.	23,357	1,148
	Omnicom Group, Inc.	11,276	717
	Universal Music Group NV	33,143	665
	SoftBank Corp.	58,600	651
	Meta Platforms, Inc., Class A2	3,285	530
	Electronic Arts, Inc.	4,197	510

			13,797

Energy	Canadian Natural Resources, Ltd. (CAD denominated)1	106,085	5,701
3.50%	Neste OYJ	44,747	1,981
	Shell PLC (GBP denominated)	57,460	1,493
	Chevron Corp.	8,464	1,225
	BP PLC	197,492	933
	TC Energy Corp. (CAD denominated)	12,821	664
	Baker Hughes Co., Class A	18,517	535
	DT Midstream, Inc.	7,634	374
	Woodside Energy Group, Ltd. (CDI)2	11,841	251
			13,157

Materials	Freeport-McMoRan, Inc.	91,356	2,673
3.48%	Linde PLC	6,777	1,948
	BHP Group, Ltd. (CDI)	64,727	1,810
	Evonik Industries AG	75,312	1,607
	Fortescue Metals Group, Ltd.	110,218	1,334
	Rio Tinto PLC	21,289	1,274
	Vale SA, ordinary nominative shares (ADR)	67,040	981
	Shin-Etsu Chemical Co., Ltd.	4,900	552
	UPM-Kymmene Oyj	15,780	480
	Air Liquide SA, non-registered shares	2,959	397

			13,056

Consumer	General Motors Company2	98,406	3,125
discretionary	LVMH Moët Hennessy-Louis Vuitton SE	2,533	1,544
2.49%	Ferrari NV	4,222	775
	Ferrari NV (EUR denominated)	1,623	298
	InterContinental Hotels Group PLC	13,131	695
	Amazon.com, Inc.2	4,940	525
	Astra International Tbk PT	1,106,100	492
	Cie. Financière Richemont SA, Class A	4,164	443
	Starbucks Corp.	4,927	376
	Royal Caribbean Cruises, Ltd.2	8,753	306
	Airbnb, Inc., Class A2	2,869	256
	Ford Motor Co.	22,680	252
	Aptiv PLC2	2,744	244
	JD.com, Inc., Class A	1,200	39

			9,370

American Funds Insurance Series    143
American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Common stocks (continued)			Value
		Shares	(000)

Real estate	Crown Castle International Corp. REIT	14,805	$ 2,493
2.12%	Equinix, Inc. REIT	2,715	1,784
	Embassy Office Parks REIT	363,682	1,723
	CTP NV	78,913	910
	Digital Realty Trust, Inc. REIT	4,862	631
	Americold Realty Trust, Inc.	13,585	408

			7,949
	Total common stocks (cost: $209,035,000)
			217,688
Preferred securities 0.37%

Financials	Fannie Mae, Series S, 8.25% noncumulative preferred shares2	223,000	776
0.37%	Federal Home Loan Mortgage Corp., Series Z,
	8.375% noncumulative preferred shares2	192,000	636
	Total preferred securities (cost: $1,545,000)		1,412
Convertible stocks 0.11%

Health care	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	300	397
0.11%	Total convertible stocks (cost: $410,000)
			397

Bonds, notes & other debt instruments 36.78%		Principal amount

		(000)

U.S. Treasury bonds & notes 14.46%

U.S. Treasury	U.S. Treasury 1.875% 2022	USD1,810	1,810
13.94%	U.S. Treasury 2.50% 2023	1,182	1,180
	U.S. Treasury 2.75% 2023	1,485	1,484
	U.S. Treasury 0.375% 2024	440	417
	U.S. Treasury 1.50% 2024	5,058	4,939
	U.S. Treasury 1.50% 2024	1,300	1,256
	U.S. Treasury 2.50% 2024	995	986
	U.S. Treasury 0.25% 2025	1,004	920
	U.S. Treasury 0.375% 2025	50	46
	U.S. Treasury 1.75% 2025	440	425
	U.S. Treasury 2.875% 2025	1,031	1,027
	U.S. Treasury 0.50% 2026	500	456
	U.S. Treasury 0.625% 2026	500	453
	U.S. Treasury 0.75% 2026	2,075	1,906
	U.S. Treasury 0.875% 2026	500	457
	U.S. Treasury 0.875% 2026	454	417
	U.S. Treasury 1.125% 2026	1,000	922
	U.S. Treasury 1.875% 2027	6,696	6,356
	U.S. Treasury 2.25% 2027	298	287
	U.S. Treasury 2.50% 2027	1,325	1,293
	U.S. Treasury 2.75% 2027	10,830	10,683
	U.S. Treasury 2.875% 2028	1,275	1,260
	U.S. Treasury 2.875% 2028	557	550
	U.S. Treasury 0.625% 2030	2,223	1,853
	U.S. Treasury 0.625% 2030	650	538
	U.S. Treasury 1.25% 2031	575	494
	U.S. Treasury 1.375% 2031	834	723
	U.S. Treasury 1.625% 2031	375	335
	U.S. Treasury 1.875% 2032	3,109	2,813
	U.S. Treasury 2.875% 2032	340	336
	U.S. Treasury 1.875% 2041	920	719

144    American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury 2.25% 2041	USD525	$ 436
(continued)	U.S. Treasury 2.875% 2046	400	364
	U.S. Treasury 1.25% 2050	140	89
	U.S. Treasury 1.875% 20513	1,626	1,215
	U.S. Treasury 2.00% 20513	2,396	1,844
	U.S. Treasury 2.375% 2051	490	412
	U.S. Treasury 2.25% 2052	765	627

			52,328

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 20244	804	812
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 20244	558	562
securities	U.S. Treasury Inflation-Protected Security 0.375% 20274	357	355
0.52%	U.S. Treasury Inflation-Protected Security 1.00% 20494	241	231
			1,960
	Total U.S. Treasury bonds & notes
			54,288
Bonds & notes of governments & government agencies outside the U.S. 14.07%

	Abu Dhabi (Emirate of) 2.50% 20225	200	200
	Abu Dhabi (Emirate of) 0.75% 20235	275	266
	Agricultural Development Bank of China 3.75% 2029	CNY550	86
	Asian Development Bank 1.125% 2025	GBP100	117
	Australia (Commonwealth of), Series 159, 0.25% 2024	AUD500	324
	Australia (Commonwealth of), Series 139, 3.25% 2025	875	606
	Australia (Commonwealth of), Series 152, 2.75% 2028	310	205
	Australia (Commonwealth of), Series 163, 1.00% 2031	660	360
	Australia (Commonwealth of), Series 166, 3.00% 2033	2,250	1,451
	Austria (Republic of) 0% 2031	EUR660	592
	Brazil (Federative Republic of) 10.00% 2023	BRL600	113
	Brazil (Federative Republic of) 0% 2024	1,700	269
	Brazil (Federative Republic of) 10.00% 2025	900	162
	Canada 0.75% 2024	CAD1,125	830
	Canada 2.25% 2025	1,400	1,062
	Canada 0.25% 2026	570	400
	Canada 2.25% 2029	1,525	1,120
	Chile (Republic of) 5.80% 2024	CLP85,000	90
	Chile (Republic of) 4.50% 2026	5,000	5
	Chile (Republic of) 5.00% 2028	60,000	60
	Chile (Republic of) 4.70% 2030	355,000	346
	China (People’s Republic of), Series 1910, 3.86% 2049	CNY2,110	343
	China (People’s Republic of), Series INBK, 3.39% 2050	1,100	165
	China (People’s Republic of), Series INBK, 3.81% 2050	11,200	1,808
	China Development Bank Corp., Series 2008, 2.89% 2025	3,240	487
	China Development Bank Corp., Series 2009, 3.39% 2027	10,400	1,588
	China Development Bank Corp., Series 2004, 3.43% 2027	1,060	162
	China Development Bank Corp., Series 1805, 4.88% 2028	2,040	334
	Colombia (Republic of), Series B, 5.75% 2027	COP2,331,300	445
	Colombia (Republic of), Series B, 7.00% 2031	6,087,800	1,115
	European Investment Bank 0.375% 2027	EUR110	108
	European Investment Bank 0.25% 2032	860	760
	European Union 0% 2026	100	99
	European Union 0.25% 2026	50	50
	French Republic O.A.T. 0% 2030	1,320	1,194
	French Republic O.A.T. 0% 2032	650	563
	French Republic O.A.T. 3.25% 2045	160	192
	Germany (Federal Republic of) 0% 2025	525	538
	Germany (Federal Republic of) 0% 2027	1,510	1,507
	Germany (Federal Republic of) 0% 2031	3,080	2,867

American Funds Insurance Series    145

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

Germany (Federal Republic of) 0% 2032	EUR540	$ 497
Germany (Federal Republic of) 0% 2050	200	134
Greece (Hellenic Republic of) 3.45% 2024	320	346
Greece (Hellenic Republic of) 3.375% 2025	300	322
Greece (Hellenic Republic of) 1.75% 2032	725	644
Hungary (Republic of) 2.125% 20315	USD460	357
Hungary (Republic of) 3.125% 20515	200	133
Hungary (Republic of), Series C, 1.00% 2025	HUF43,000	90
India (Republic of) 5.15% 2025	INR8,000	96
Indonesia (Republic of), Series 78, 8.25% 2029	IDR4,301,000	307
Indonesia (Republic of), Series 82, 7.00% 2030	1,000,000	67
Indonesia (Republic of), Series 87, 6.50% 2031	1,253,000	80
Israel (State of) 2.875% 2024	EUR200	213
Israel (State of) 1.50% 2027	100	100
Italy (Republic of) 1.35% 2030	660	615
Japan, Series 17, 0.10% 20234	JPY10,690	81
Japan, Series 19, 0.10% 20244	31,020	236
Japan, Series 18, 0.10% 20244	21,240	161
Japan, Series 150, 0.005% 2026	84,950	626
Japan, Series 21, 0.10% 20264	41,385	320
Japan, Series 346, 0.10% 2027	134,150	993
Japan, Series 22, 0.10% 20274	25,941	204
Japan, Series 24, 0.10% 20294	26,043	203
Japan, Series 365, 0.10% 2031	317,600	2,311
Japan, Series 363, 0.10% 2031	56,000	407
Japan, Series 152, 1.20% 2035	264,400	2,118
Japan, Series 179, 0.50% 2041	71,600	492
Japan, Series 42, 1.70% 2044	50,150	423
Japan, Series 37, 0.60% 2050	26,950	171
Japan, Series 70, 0.70% 2051	60,350	391
Japan, Series 73, 0.70% 2051	7,000	45
Japan, Series 74, 1.00% 2052	130,700	913
KfW 1.125% 2025	GBP95	111
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR1,380	313
Malaysia (Federation of), Series 0219, 3.885% 2029	620	137
Malaysia (Federation of), Series 0419, 3.828% 2034	90	19
Malaysia (Federation of), Series 0418, 4.893% 2038	300	69
Malaysia (Federation of), Series 0519, 3.757% 2040	1,450	287
Malaysia (Federation of), Series 0216, 4.736% 2046	409	90
Malaysia (Federation of), Series 0518, 4.921% 2048	1,078	242
Morocco (Kingdom of) 3.50% 2024	EUR100	104
Morocco (Kingdom of) 1.50% 2031	100	70
Netherlands (Kingdom of the) 5.50% 2028	100	128
Nova Scotia (Province of) 3.15% 2051	CAD170	108
Peru (Republic of) 2.392% 2026	USD90	84
Philippines (Republic of) 0.001% 2024	JPY100,000	731
Philippines (Republic of) 0.25% 2025	EUR100	98
Philippines (Republic of) 1.648% 2031	USD200	161
Poland (Republic of), Series 0725, 3.25% 2025	PLN1,900	377
Poland (Republic of), Series 1029, 2.75% 2029	410	70
Portuguese Republic 0.475% 2030	EUR230	211
Romania 2.125% 2028	130	112
Romania 3.624% 2030	615	528
Romania 2.00% 2032	100	72
Romania 2.00% 2033	200	136
Romania 3.50% 2034	65	50
Romania 3.75% 2034	130	103
Romania 3.375% 2038	80	56
Romania 4.625% 2049	39	29

146    American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

	Romania 3.375% 2050	EUR73	$46
	Russian Federation 7.00% 2023	RUB16,600	27
	Russian Federation 2.875% 2025	EUR200	56
	Russian Federation 4.25% 20276	USD200	55
	Russian Federation 4.375% 2029	200	47
	Russian Federation 6.90% 20296	RUB28,250	46
	Russian Federation 7.65% 20306	38,320	63
	Russian Federation 5.90% 20316	5,620	9
	Russian Federation 6.90% 2031	18,200	30
	Russian Federation 8.50% 20316	5,530	9
	Russian Federation 7.70% 20336	23,030	38
	Russian Federation 7.25% 20346	8,140	13
	Serbia (Republic of) 3.125% 2027	EUR640	589
	Serbia (Republic of) 3.125% 2027	385	354
	Serbia (Republic of) 2.05% 2036	185	115
	South Africa (Republic of), Series R-2030, 8.00% 2030	ZAR3,000	160
	South Korea (Republic of), Series 2209, 2.00% 2022	KRW560,000	431
	Spain (Kingdom of) 0.80% 2027	EUR490	490
	Spain (Kingdom of) 0.50% 2031	325	288
	Spain (Kingdom of) 0.70% 2032	830	739
	Tunisia (Republic of) 6.75% 2023	260	190
	Tunisia (Republic of) 6.75% 2023	150	110
	Ukraine 6.876% 20295	USD250	62
	Ukraine 6.876% 2029	200	50
	United Kingdom 1.75% 2022	GBP280	341
	United Kingdom 2.75% 2024	50	62
	United Kingdom 1.25% 2027	410	483
	United Kingdom 0.375% 2030	490	518
	United Kingdom 0.25% 2031	770	786
	United Kingdom 4.25% 2032	1,475	2,112
	United Kingdom 0.625% 2035	155	148
	United Kingdom 3.25% 2044	250	334
	United Kingdom 0.625% 2050	95	71
	United Kingdom 1.25% 2051	164	146
	United Mexican States, Series M, 5.75% 2026	MXN18,200	805
	United Mexican States, Series M, 7.50% 2027	21,950	1,021
	United Mexican States, Series M, 7.75% 2031	5,000	229
	United Mexican States, Series M, 8.00% 2047	4,000	178

			52,832
Corporate bonds, notes & loans 5.39%

Financials	ACE INA Holdings, Inc. 2.875% 2022	USD10	10
1.59%	ACE INA Holdings, Inc. 3.35% 2026	10	10
	ACE INA Holdings, Inc. 4.35% 2045	20	19
	Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)7	EUR100	105
	Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)7	USD200	188
	Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)7	500	455
	Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)7	160	143
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)7	236	220
	Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)7	20	17
	Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)7	103	97
	Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)7	175	168
	Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)7	310	275
	Citigroup, Inc. 3.07% 2028 (USD-SOFR + 1.28% on 2/24/2027)7	110	102
	Citigroup, Inc. 4.91% 2033 (USD-SOFR + 2.086% on 5/24/2032)7	29	29
	Commonwealth Bank of Australia 2.688% 20315	225	183
	Corebridge Financial, Inc. 3.90% 20325	59	53

American Funds Insurance Series    147

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Goldman Sachs Group, Inc. 2.905% 2023
(continued)	(3-month USD-LIBOR + 0.99% on 7/24/2022)7	USD130	$ 130
	Goldman Sachs Group, Inc. 3.50% 2025	207	203
	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)7	130	108
	Goldman Sachs Group, Inc. 1.00% 20335	EUR210	165
	Goldman Sachs Group, Inc. 4.017% 2038
	(3-month USD-LIBOR + 1.373% on 10/31/2037)7	USD78	68
	Groupe BPCE SA 5.70% 20235	200	203
	Groupe BPCE SA 1.00% 2025	EUR100	100
	HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)7	USD200	196
	Intercontinental Exchange, Inc. 4.00% 2027	390	384
	JPMorgan Chase & Co. 3.25% 2022	28	28
	JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)7	186	166
	JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)7	160	156
	Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)7	200	178
	Morgan Stanley 3.125% 2026	110	105
	Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)7	126	112
	Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)7	72	62
	Morgan Stanley 2.95% 2032 (3-month EUR-EURIBOR +1.245% on 5/7/2031)7	EUR510	507
	New York Life Insurance Company 3.75% 20505	USD23	19
	Nordea Bank AB 3.60% 20255	200	198
	PNC Financial Services Group, Inc. 2.854% 20227	100	100
	Royal Bank of Canada 1.20% 2026	175	158
	Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)7	400	359
	Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)7	210	199
			5,978

Utilities	Alabama Power Co. 3.00% 2052	250	184
0.74%	CMS Energy Corp. 3.00% 2026	150	144
	Duke Energy Carolinas, LLC 3.05% 2023	280	280
	Duke Energy Progress, LLC 3.70% 2028	75	73
	Edison International 4.125% 2028	160	149
	Enel Finance International SA 1.875% 20285	200	168
	Enersis Américas SA 4.00% 2026	35	34
	Exelon Corp. 3.40% 2026	150	146
	FirstEnergy Corp. 3.50% 20285	35	33
	Florida Power & Light Company 2.875% 2051	120	89
	Interstate Power and Light Co. 2.30% 2030	50	43
	NextEra Energy Capital Holdings, Inc. 2.75% 2029	232	205
	Niagara Mohawk Power Corp. 3.508% 20245	85	83
	Pacific Gas and Electric Co. 2.95% 2026	25	23
	Pacific Gas and Electric Co. 2.10% 2027	100	84
	Pacific Gas and Electric Co. 3.00% 2028	140	121
	Pacific Gas and Electric Co. 4.65% 2028	114	106
	Pacific Gas and Electric Co. 4.55% 2030	31	27
	Pacific Gas and Electric Co. 2.50% 2031	600	459
	Pacific Gas and Electric Co. 3.25% 2031	50	40
	Pacific Gas and Electric Co. 3.50% 2050	137	92
	Xcel Energy, Inc. 3.35% 2026	216	209

			2,792

Communication	AT&T, Inc. 2.75% 2031	375	324
services	AT&T, Inc. 2.55% 2033	64	52
0.60%	Comcast Corp. 0% 2026	EUR100	95
	Comcast Corp. 0.25% 2029	100	87
	Deutsche Telekom International Finance BV 9.25% 2032	USD45	60
	KT Corp. 0.22% 2022	JPY100,000	737

148    American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Communication	Magallanes, Inc. 5.05% 20425	USD168	$ 143
services	Orange SA 9.00% 20317	65	84
(continued)	T-Mobile US, Inc. 2.05% 2028	200	174
	Verizon Communications, Inc. 0.375% 2029	EUR140	125
	Verizon Communications, Inc. 2.55% 2031	USD325	278
	Verizon Communications, Inc. 0.75% 2032	EUR100	83

			2,242

Consumer	Amazon.com, Inc. 2.80% 2024	USD45	45
discretionary	Amazon.com, Inc. 1.20% 2027	50	44
0.59%	Bayerische Motoren Werke AG 3.90% 20255	70	70
	Bayerische Motoren Werke AG 4.15% 20305	70	69
	Daimler Trucks Finance North America, LLC 3.65% 20275	150	144
	General Motors Financial Co. 1.05% 2024	116	110
	General Motors Financial Co. 2.40% 2028	150	127
	Hyundai Capital America 3.25% 20225	65	65
	Hyundai Capital America 1.50% 20265	250	221
	Hyundai Capital America 2.375% 20275	109	96
	Hyundai Capital Services, Inc. 3.75% 20235	250	250
	Royal Caribbean Cruises, Ltd. 11.50% 20255	142	146
	Royal Caribbean Cruises, Ltd. 5.50% 20285	130	91
	Stellantis Finance US, Inc. 2.691% 20315	200	159
	Stellantis NV 1.25% 2033	EUR500	366
	Toyota Motor Credit Corp. 3.375% 2030	USD33	31
	Volkswagen International Finance NV 4.375% junior subordinated perpetual bonds
	(9-year EUR Mid-Swap + 3.36% on 3/28/2031)7	EUR200	169
			2,203

Energy	Canadian Natural Resources, Ltd. 2.95% 2030	USD161	142
0.49%	Enbridge, Inc. 4.25% 2026	70	69
	Enbridge, Inc. 3.70% 2027	45	43
	Enbridge, Inc. 3.40% 2051	39	29
	Energy Transfer Operating LP 5.00% 2050	136	116
	Halliburton Company 3.80% 2025	2	2
	Kinder Morgan, Inc. 4.30% 2025	165	164
	Kinder Morgan, Inc. 3.60% 2051	120	89
	MPLX LP 2.65% 2030	75	63
	MPLX LP 5.50% 2049	215	200
	Petróleos Mexicanos 7.47% 2026	MXN5,330	231
	Petróleos Mexicanos 5.95% 2031	USD161	118
	Petróleos Mexicanos 6.75% 2047	38	24
	Qatar Petroleum 3.125% 20415	270	213
	Statoil ASA 3.70% 2024	50	50
	TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)7	288	274
			1,827

Industrials	Boeing Company 4.508% 2023	400	401
0.37%	Canadian Pacific Railway, Ltd. 3.10% 2051	164	121
	Carrier Global Corp. 2.242% 2025	6	6
	Carrier Global Corp. 2.493% 2027	7	6
	CSX Corp. 3.80% 2050	6	5
	CSX Corp. 2.50% 2051	75	51
	General Electric Capital Corp. 4.418% 2035	200	187
	Lima Metro Line 2 Finance, Ltd. 5.875% 20345	97	96

American Funds Insurance Series    149

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	MISC Capital Two (Labuan), Ltd. 3.75% 20275	USD200	$ 188
(continued)	Singapore Airlines, Ltd. 3.375% 2029	200	182
	United Technologies Corp. 4.125% 2028	170	168

			1,411

Health care	Aetna, Inc. 2.80% 2023	10	10
0.30%	Amgen, Inc. 1.90% 2025	40	38
	Amgen, Inc. 2.20% 2027	30	28
	AstraZeneca Finance, LLC 2.25% 2031	69	60
	AstraZeneca PLC 3.50% 2023	150	150
	Becton, Dickinson and Company 3.734% 2024	10	10
	Becton, Dickinson and Company 3.70% 2027	43	42
	Becton, Dickinson and Company 2.823% 2030	28	25
	Cigna Corp. 4.125% 2025	80	80
	EMD Finance, LLC 3.25% 20255	250	246
	Stryker Corp. 0.75% 2029	EUR210	188
	Takeda Pharmaceutical Company, Ltd. 2.25% 2026	100	103
	UnitedHealth Group, Inc. 4.00% 2029	USD135	134

			1,114

Information	Broadcom, Inc. 3.15% 2025	17	16
technology	Broadcom, Inc. 4.00% 20295	42	39
0.27%	Broadcom, Inc. 4.15% 2030	70	64
	Broadcom, Inc. 3.419% 20335	53	44
	Lenovo Group, Ltd. 5.875% 2025	269	277
	Mastercard, Inc. 2.00% 2031	102	86
	Microsoft Corp. 2.40% 2026	187	180
	Oracle Corp. 2.65% 2026	216	200
	PayPal Holdings, Inc. 4.40% 2032	99	98

			1,004

Consumer staples	Altria Group, Inc. 2.20% 2027	EUR270	255
0.23%	Anheuser-Busch InBev NV 4.00% 2028	USD100	99
	Anheuser-Busch InBev NV 4.75% 2029	220	224
	British American Tobacco PLC 3.215% 2026	62	58
	British American Tobacco PLC 3.557% 2027	105	96
	British American Tobacco PLC 4.70% 2027	67	66
	British American Tobacco PLC 3.462% 2029	75	64

			862

Real estate	American Campus Communities, Inc. 3.75% 2023	100	100
0.19%	American Campus Communities, Inc. 4.125% 2024	90	90
	American Tower Corp. 0.875% 2029	EUR250	213
	Equinix, Inc. 2.15% 2030	USD197	160
	Essex Portfolio LP 3.50% 2025	120	118
	Essex Portfolio LP 3.375% 2026	40	39

			720

Materials	Vale Overseas, Ltd. 3.75% 2030	94	83
0.02%	Total corporate bonds, notes & loans
			20,236

150    American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations 2.39%

Federal agency	Fannie Mae Pool #FM7100 3.50% 20508	USD379	$370
mortgage-backed	Government National Mortgage Assn. 3.50% 20528,9	1,300	1,262
obligations	Uniform Mortgage-Backed Security 2.50% 20528,9	990	890
1.32%	Uniform Mortgage-Backed Security 4.00% 20528,9	1,145	1,125
	Uniform Mortgage-Backed Security 4.50% 20528,9	1,267	1,269
	Uniform Mortgage-Backed Security 4.50% 20528,9	33	33
			4,949

Other	Nordea Kredit 0.50% 20408	DKK1,666	192
mortgage-backed	Nykredit Realkredit AS, Series 01E, 1.50% 20378	520	67
securities	Nykredit Realkredit AS, Series 01E, 0.50% 20408	7,444	856
1.07%	Nykredit Realkredit AS, Series 01E, 1.50% 20408	1,320	168
	Nykredit Realkredit AS, Series 01E, 0.50% 20438	20,999	2,393
	Nykredit Realkredit AS, Series 01E, 0.50% 20508	1,391	147
	Nykredit Realkredit AS, Series CCE, 1.00% 20508	599	66
	Nykredit Realkredit AS, Series 01E, 1.00% 20538	876	96
	Realkredit Danmark AS 1.00% 20538	197	22
			4,007
	Total mortgage-backed obligations
			8,956
Asset-backed obligations 0.43%

	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B,
	(30-day Average USD-SOFR + 1.15%) 1.927% 20258,10	USD230	230
	Exeter Automobile Receivables Trust, Series 2022-3A, Class A2, 3.45% 20248	98	98
	Ford Credit Auto Owner Trust, Series 2022-B, Class A2B,
	(30-day Average USD-SOFR + 0.60%) 1.252% 20258,10	116	116
	Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 20248	302	293
	Nissan Auto Lease Trust, Series 2022-A, Class A2B,
	(30-day Average USD-SOFR + 0.60%) 1.113% 20248,10	300	295
	Verizon Master Trust, Series 2022-3, Class A, 3.01% 2027 (3.76% on 11/20/2023)7,8	250	248
	Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 20248	167	166
	Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 20255,8	182	181
			1,627
Municipals 0.04%

Ohio	Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds
0.02%	(Infrastructure Projects), Series 2020-A, 3.216% 2048	100	78

Texas	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds,
0.02%	Series 2020-B, 3.236% 2052	80	65
	Total municipals
			143
	Total bonds, notes & other debt instruments (cost: $153,808,000)
			138,082
Short-term securities 6.46%		Shares

Money market investments 3.11%

	Capital Group Central Cash Fund 1.38%11,12	116,695	11,667

American Funds Insurance Series    151

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

			Weighted
Short-term securities (continued)			average yield	Principal amount	Value
			at acquisition	(000)	(000)

U.S. Treasury bills 2.39%

U.S. Treasury 7/21/2022			0.804%	USD9,000	$ 8,995
				Shares

Money market investments purchased with collateral from securities on loan 0.96%

Capital Group Central Cash Fund 1.38%11,12,13				10,218	1,021
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%11,13				539,399	540
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%11,13				510,806	511
Invesco Short-Term Investments Trust – Government & Agency Portfolio,
Institutional Class 1.38%11,13				510,805	511
Morgan Stanley Institutional Liquidity Funds – Government Portfolio,
Institutional Class 1.38%11,13				510,805	511
State Street Institutional U.S. Government Money Market Fund,
Institutional Class 1.40%11,13				510,805	511
					3,605
Total short-term securities (cost: $24,267,000)
					24,267
Total investment securities 101.70% (cost: $389,065,000)
					381,846
Other assets less liabilities (1.70)%					(6,368)
Net assets 100.00%
					$375,478
Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
	Number of			amount	at 6/30/2022
Contracts	Type	contracts	Expiration	(000)	(000)

2 Year U.S. Treasury Note Futures	Short	1	September 2022	USD(210)	$ 1
5 Year Euro-Bobl Futures	Long	29	September 2022	3,774	(39)
5 Year U.S. Treasury Note Futures	Long	7	September 2022	786	8
10 Year Euro-Bund Futures	Long	11	September 2022	1,715	(18)
10 Year Italy Government Bond Futures	Short	11	September 2022	(1,419)	24
10 Year Japanese Government Bond Futures	Short	2	September 2022	(2,191)	(14)
10 Year Australian Treasury Bond Futures	Long	4	September 2022	328	2
10 Year Ultra U.S. Treasury Note Futures	Short	1	September 2022	(127)	2
10 Year U.S. Treasury Note Futures	Short	9	September 2022	(1,067)	(1)
10 Year UK Gilt Futures	Short	2	September 2022	(277)	11
20 Year U.S. Treasury Bond Futures	Long	2	September 2022	277	(3)
30 Year Ultra U.S. Treasury Bond Futures	Long	2	September 2022	309	(7)

					$(34)

152    American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Forward currency contracts

						Unrealized
	Contract amount					appreciation
						(depreciation)

Currency purchased		Currency sold			Settlement	at 6/30/2022
	(000)		(000)	Counterparty	date	(000)

USD	287	NZD	440	Bank of America	7/11/2022	$ 12
USD	413	GBP	330	Barclays Bank PLC	7/11/2022	11
USD	226	MXN	4,470	Bank of America	7/11/2022	4
HUF	204,710	EUR	514	Bank of America	7/11/2022	2
EUR	140	USD	146	Bank of America	7/11/2022	1
USD	168	EUR	160	BNP Paribas	7/11/2022	1
EUR	2,560	DKK	19,040	Bank of America	7/11/2022	—14
EUR	200	USD	210	JPMorgan Chase	7/11/2022	—14
JPY	86,760	USD	640	BNP Paribas	7/11/2022	—14
EUR	120	USD	127	Bank of New York Mellon	7/11/2022	(1)
JPY	76,090	USD	562	BNP Paribas	7/11/2022	(1)
MXN	1,517	USD	77	Bank of America	7/11/2022	(2)
EUR	120	USD	129	JPMorgan Chase	7/11/2022	(3)
SEK	1,270	USD	130	Bank of America	7/11/2022	(6)
CAD	900	USD	713	HSBC Bank	7/11/2022	(14)
EUR	4,552	USD	4,868	Standard Chartered Bank	7/11/2022	(95)
JPY	637,220	USD	4,934	BNP Paribas	7/11/2022	(234)
USD	352	COP 1,337,640		Citibank	7/12/2022	31
KRW	1,261,900	USD	1,015	Bank of America	7/12/2022	(36)
USD	1,593	MYR	7,000	Bank of America	7/14/2022	1
MYR	2,865	USD	651	Standard Chartered Bank	7/14/2022	1
MYR	1,430	USD	325	HSBC Bank	7/14/2022	—14
MYR	1,090	USD	248	Standard Chartered Bank	7/14/2022	—14
MYR	815	USD	185	HSBC Bank	7/14/2022	—14
USD	239	CNH	1,600	UBS AG	7/27/2022	—14
USD	687	AUD	960	Citibank	7/29/2022	24
USD	525	AUD	740	Morgan Stanley	7/29/2022	14
AUD	340	USD	235	HSBC Bank	7/29/2022	—14
AUD	960	USD	681	Morgan Stanley	7/29/2022	(18)
PLN	4,260	USD	922	Citibank	2/2/2023	1
USD	420	PLN	1,940	Citibank	2/2/2023	(1)
PLN	1,940	USD	468	BNP Paribas	2/2/2023	(48)

						$(356)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

								Unrealized
Receive		Pay					Upfront	(depreciation)
					Notional	Value at	premium	appreciation

	Payment		Payment	Expiration	amount	6/30/2022	paid	at 6/30/2022
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD375	$ (7)	$—	$ (7)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	3,197	(58)	—	(58)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	1,178	(22)	—	(22)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	2,945	(54)	—	(54)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	486	(9)	—	(9)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	486	(9)	—	(9)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	533	(10)	—	(10)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	1,001	(18)	—	(18)

American Funds Insurance Series    153

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

								Unrealized
	Receive	Pay					Upfront	(depreciation)
					Notional	Value at	premium	appreciation

	Payment		Payment	Expiration	amount	6/30/2022	paid	at 6/30/2022
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	NZD1,000	$ (19)	$—	$ (19)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	1,019	(19)	—	(19)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	1,023	(19)	—	(19)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	904	(17)	—	(17)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	1,031	(19)	—	(19)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	1,029	(19)	—	(19)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	1,029	(19)	—	(19)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	1,144	(21)	—	(21)
3.7697%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/6/2023	5,500	(7)	—	(7)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	1,463	(20)	—	(20)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	1,463	(20)	—	(20)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	123	(2)	—	(2)
2.495%	Annual	SONIA	Annual	5/5/2024	GBP3,050	(14)	—	(14)
2.42%	Annual	SONIA	Annual	5/5/2024	6,100	(33)	—	(33)
2.9588%	Annual	SONIA	Annual	6/9/2024	4,180	5	—	5
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN2,000	(8)	—	(8)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	2,600	(11)	—	(11)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	3,200	(13)	—	(13)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026	8,600	(36)	—	(36)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	8,900	(37)	—	(37)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	11,300	(47)	—	(47)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	2,500	(7)	—	(7)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	3,701	(9)	—	(9)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026	6,100	(15)	—	(15)
7.64%	28-day	28-day MXN-TIIE	28-day	10/29/2026	6,000	(15)	—	(15)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	7,639	(21)	—	(21)
9.07%	28-day	28-day MXN-TIIE	28-day	4/28/2027	20,400	2	—	2

						$(647)	$—	$(647)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

						Upfront	Unrealized
				Notional	Value at	premium	depreciation
Financing	Payment	Reference	Expiration	amount	6/30/2022	paid	at 6/30/2022
rate received	frequency	index	date	(000)	(000)	(000)	(000)

1.00%	Quarterly	CDX.NA.IG.38	6/20/2027	USD8,652	$(4)	$76	$(80)

154    American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Investments in affiliates12

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2022	Additions	Reductions	loss	appreciation	6/30/2022	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 3.38%
Money market investments 3.11%
Capital Group Central Cash Fund 1.38%11	$1,127	$91,279	$80,737	$(2)	$—14	$11,667	$41
Money market investments purchased with collateral
from securities on loan 0.27%
Capital Group Central Cash Fund 1.38%11,13	—	1,02115				1,021	—16
Total short-term securities						12,688

Total 3.38%				$(2)	$—14	$12,688	$41

1All or a portion of this security was on loan. The total value of all such securities was $3,814,000, which represented 1.02% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

2Security did not produce income during the last 12 months.

3All or a portion of this security was pledged as collateral. The total value of pledged collateral was $839,000, which represented .22% of the net assets of the fund.

4Index-linked bond whose principal amount moves with a government price index.

5Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,584,000, which represented 1.22% of the net assets of the fund.

6Scheduled interest and/or principal payment was not received.

7Step bond; coupon rate may change at a later date.

8Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

9Purchased on a TBA basis.

10Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

11Rate represents the seven-day yield at 6/30/2022.

12Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

13Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

14Amount less than one thousand.

15Represents net activity. Refer to Note 5 for more information on securities lending.

16Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations
ADR = American Depositary Receipts	JPY = Japanese yen
Assn. = Association	KRW = South Korean won
AUD = Australian dollars	LIBOR = London Interbank Offered Rate
BBR = Bank Base Rate	MXN = Mexican pesos
BRL = Brazilian reais	MYR = Malaysian ringgits
CAD = Canadian dollars	NZD = New Zealand dollars
CDI = CREST Depository Interest	PLN = Polish zloty
CLP = Chilean pesos	Ref. = Refunding
CNH = Chinese yuan renminbi	REIT = Real Estate Investment Trust
CNY = Chinese yuan	Rev. = Revenue
COP = Colombian pesos	RUB = Russian rubles
DKK = Danish kroner	SEK = Swedish kronor
EUR = Euros	SOFR = Secured Overnight Financing Rate
EURIBOR = Euro Interbank Offered Rate	SONIA = Sterling Overnight Interbank Average Rate
FRA = Forward Rate Agreement	TBA = To be announced
GBP = British pounds	TIIE = Equilibrium Interbank Interest Rate
HUF = Hungarian forints	USD = U.S. dollars
IDR = Indonesian rupiah	ZAR = South African rand
INR = Indian rupees
Refer to the notes to financial statements.

American Funds Insurance Series    155

The Bond Fund of America

Investment portfolio June 30, 2022			unaudited
Bonds, notes & other debt instruments 97.74%		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes 34.45%

U.S. Treasury	U.S. Treasury 0.125% 2023	USD39,035	$ 38,075
18.89%	U.S. Treasury 0.25% 2024	40,500	38,405
	U.S. Treasury 0.375% 2024	42,000	39,846
	U.S. Treasury 0.375% 2024	23,504	22,441
	U.S. Treasury 0.375% 2024	15,740	14,856
	U.S. Treasury 2.125% 2024	72,100	70,764
	U.S. Treasury 2.50% 2024	35,000	34,691
	U.S. Treasury 2.50% 2024	22,390	22,199
	U.S. Treasury 0.375% 2025	114,120	103,990
	U.S. Treasury 2.875% 20251	96,200	95,793
	U.S. Treasury 2.875% 2025	72,100	71,811
	U.S. Treasury 2.875% 2025	6,866	6,842
	U.S. Treasury 0.375% 2026	40,000	36,369
	U.S. Treasury 0.75% 2026	26,766	24,364
	U.S. Treasury 0.75% 2026	20,625	18,872
	U.S. Treasury 1.375% 20261	45,000	42,060
	U.S. Treasury 0.50% 2027	125,625	111,178
	U.S. Treasury 0.50% 2027	70,675	62,018
	U.S. Treasury 2.25% 20271	120,200	115,235
	U.S. Treasury 2.25% 20271	72,100	69,515
	U.S. Treasury 2.625% 2027	15,056	14,770
	U.S. Treasury 6.125% 2027	24,000	27,583
	U.S. Treasury 1.25% 2028	79,480	71,576
	U.S. Treasury 2.75% 2029	44,840	43,940
	U.S. Treasury 1.625% 2031	1,630	1,455
	U.S. Treasury 2.875% 2032	31,925	31,545
	U.S. Treasury 1.125% 2040	124,213	86,191
	U.S. Treasury 1.375% 2040	40,000	28,701
	U.S. Treasury 1.875% 2041	79,700	62,288
	U.S. Treasury 2.00% 2041	247	195
	U.S. Treasury 2.375% 2042	14,871	12,557
	U.S. Treasury 3.00% 20491	123,340	117,155
	U.S. Treasury 1.25% 20501	21,285	13,483
	U.S. Treasury 1.875% 2051	4,670	3,490
	U.S. Treasury 2.00% 2051	1,587	1,221
	U.S. Treasury 2.25% 20521	628,814	515,222
	U.S. Treasury 2.875% 2052	1,320	1,241

			2,071,937

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 20222	6,799	6,825
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 20232	200,073	203,596
securities	U.S. Treasury Inflation-Protected Security 0.375% 20232	6,377	6,493
15.56%	U.S. Treasury Inflation-Protected Security 0.625% 20232	83,356	84,819
	U.S. Treasury Inflation-Protected Security 0.125% 20242	351,896	355,487
	U.S. Treasury Inflation-Protected Security 0.125% 20242	123,409	124,212
	U.S. Treasury Inflation-Protected Security 0.50% 20242	72,952	74,002
	U.S. Treasury Inflation-Protected Security 0.625% 20242	232,229	236,077
	U.S. Treasury Inflation-Protected Security 0.125% 20252	87,139	87,082
	U.S. Treasury Inflation-Protected Security 0.125% 20252	41,070	41,092
	U.S. Treasury Inflation-Protected Security 0.25% 20252	27,421	27,592
	U.S. Treasury Inflation-Protected Security 0.375% 20252	103,865	104,894
	U.S. Treasury Inflation-Protected Security 0.125% 20262	33,471	33,153
	U.S. Treasury Inflation-Protected Security 0.125% 20262	17,486	17,342
	U.S. Treasury Inflation-Protected Security 0.125% 20262	12,968	12,844
	U.S. Treasury Inflation-Protected Security 0.625% 20262	3,201	3,238
	U.S. Treasury Inflation-Protected Security 0.125% 20272	83,953	82,613
	U.S. Treasury Inflation-Protected Security 0.375% 20271,2	83,283	83,036
	U.S. Treasury Inflation-Protected Security 0.50% 20281,2	87,889	87,363

156    American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 20312	USD19,604	$ 18,602
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 20312	12,947	12,285
securities	U.S. Treasury Inflation-Protected Security 0.125% 20512	5,935	4,535
(continued)
			1,707,182

	Total U.S. Treasury bonds & notes
			3,779,119
Corporate bonds, notes & loans 33.56%

Financials	ACE INA Holdings, Inc. 2.875% 2022	3,625	3,626
9.21%	ACE INA Holdings, Inc. 3.35% 2026	2,025	1,984
	ACE INA Holdings, Inc. 4.35% 2045	2,220	2,099
	AerCap Holdings NV 6.50% 2025	1,798	1,842
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 2023	3,130	2,984
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.65% 2024	5,996	5,543
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	10,289	8,966
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	12,359	10,422
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	12,595	10,095
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	5,120	4,049
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	1,254	906
	Ally Financial, Inc. 5.125% 2024	1,500	1,516
	Ally Financial, Inc. 8.00% 2031	8,479	9,288
	Ally Financial, Inc. 8.00% 2031	7,070	7,868
	Arthur J. Gallagher & Co. 3.50% 2051	1,073	822
	Banco Santander, SA 1.722% 2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)3	1,400	1,216
	Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)3	1,970	1,835
	Bank of America Corp. 3.841% 2025 (USD-SOFR + 1.11% on 4/25/2024)3	2,635	2,624
	Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)3	981	881
	Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)3	7,989	7,115
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)3	10,129	9,442
	Bank of America Corp. 4.376% 2028 (USD-SOFR + 1.58% on 4/27/2027)3	2,635	2,596
	Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)3	2,773	2,377
	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)3	21,177	16,935
	Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)3	36,155	29,253
	Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)3	2,613	2,158
	Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)3	8,343	7,012
	Bank of America Corp. 2.972% 2033 (USD-SOFR + 1.33% on 2/4/2032)3	4,089	3,487
	Bank of America Corp. 4.571% 2033 (USD-SOFR + 1.83% on 4/27/2032)3	11,965	11,659
	Bank of Nova Scotia 2.45% 2032	900	749
	Berkshire Hathaway Finance Corp. 4.20% 2048	8,720	7,990
	BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)3,4	2,875	2,750
	BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)3,4	12,000	11,095
	BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)3,4	9,981	8,833
	BNP Paribas 2.591% 2028 (USD-SOFR + 1.228% on 1/20/2027)3,4	13,134	11,824
	BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)3,4	3,594	3,010
	BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)3,4	4,177	3,457
	BNP Paribas 3.132% 2033 (USD-SOFR + 1.561% on 1/20/2032)3,4	3,694	3,096
	Canadian Imperial Bank of Commerce (CIBC) 3.60% 2032	3,635	3,304
	Capital One Financial Corp. 1.343% 2024 (USD-SOFR + 0.69% on 12/6/2023)3	4,525	4,339
	Capital One Financial Corp. 4.927% 2028 (USD-SOFR + 2.057% on 5/10/2027)3	4,650	4,609
	China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031	1,126	914
	CIT Group, Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)3	5,410	5,377
	Citigroup, Inc. 4.60% 2026	1,800	1,805
	Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)3	8,740	7,742
	Citigroup, Inc. 3.07% 2028 (USD-SOFR + 1.28% on 2/24/2027)3	5,520	5,125
	Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)3	2,110	1,790
	Citigroup, Inc. 3.785% 2033 (USD-SOFR + 1.939% on 3/17/2032)3	5,350	4,825
	Citigroup, Inc. 4.91% 2033 (USD-SOFR + 2.086% on 5/24/2032)3	2,373	2,344
	Corebridge Financial, Inc. 3.50% 20254	1,439	1,400
	Corebridge Financial, Inc. 3.65% 20274	4,493	4,228

American Funds Insurance Series    157

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Corebridge Financial, Inc. 3.85% 20294	USD5,794	$ 5,360
(continued)	Corebridge Financial, Inc. 3.90% 20324	5,959	5,352
	Corebridge Financial, Inc. 4.35% 20424	361	309
	Corebridge Financial, Inc. 4.40% 20524	1,352	1,130
	Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)3,4	4,450	4,099
	Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)3,4	3,400	2,999
	Credit Suisse Group AG 2.997% 2023
	(3-month USD-LIBOR + 1.20% on 12/14/2022)3,4	12,000	11,922
	Credit Suisse Group AG 3.80% 2023	12,925	12,809
	Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)3,4	500	496
	Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)3,4	850	801
	Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)3,4	5,750	5,219
	Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)3,4	10,950	9,423
	Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)3,4	3,096	2,742
	Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)3,4	7,369	5,872
	Danske Bank AS 1.549% 2027
	(UST Yield Curve Rate T Note Constant Maturity 1-year + 0.73% on 9/10/2026)3,4	2,990	2,621
	Danske Bank AS 4.298% 2028
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)3,4	2,975	2,824
	Deutsche Bank AG 3.30% 2022	2,695	2,695
	Deutsche Bank AG 3.95% 2023	6,350	6,338
	Deutsche Bank AG 0.898% 2024	2,500	2,344
	Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)3	10,475	10,106
	Deutsche Bank AG 3.70% 2024	5,150	5,062
	Deutsche Bank AG 3.70% 2024	2,550	2,521
	Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)3	8,586	8,305
	Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)3	42,264	37,590
	Deutsche Bank AG 4.10% 2026	7,305	7,177
	Deutsche Bank AG 4.10% 2026	857	848
	Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)3	3,825	3,304
	Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)3	6,135	5,315
	Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)3	2,900	2,431
	Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)3	2,100	1,664
	DNB Bank ASA 1.535% 2027
	(5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)3,4	1,200	1,072
	GE Capital Funding, LLC 4.55% 2032	400	386
	Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)3	3,030	2,691
	Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)3	13,275	11,662
	Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)3	13,961	12,365
	Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)3	1,235	1,122
	Goldman Sachs Group, Inc. 3.615% 2028 (USD-SOFR + 1.846% on 3/15/2027)3	7,403	7,012
	Goldman Sachs Group, Inc. 3.814% 2029
	(3-month USD-LIBOR + 1.158% on 4/23/2028)3	9,600	9,061
	Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)3	19,697	15,947
	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)3	2,535	2,107
	Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)3	6,075	5,013
	Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)3	10,422	8,911
	Goldman Sachs Group, Inc. 2.908% 2042 (USD-SOFR + 1.40% on 7/21/2041)3	3,160	2,313
	Goldman Sachs Group, Inc. 5.30% junior subordinated perpetual bonds
	(3-month USD-LIBOR + 3.834% on 11/10/2026)3	1,750	1,650
	Groupe BPCE SA 2.75% 20234	6,875	6,855
	Groupe BPCE SA 5.70% 20234	28,166	28,597
	Groupe BPCE SA 5.15% 20244	5,481	5,485
	Groupe BPCE SA 1.625% 20254	2,980	2,811
	Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)3,4	6,350	5,693
	HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)3	5,270	4,699
	HSBC Holdings PLC 4.755% 2028 (USD-SOFR + 2.11% on 6/9/2027)3	6,610	6,432
	HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)3	2,628	2,210
	HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)3	9,525	9,192
	HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)3	6,490	5,336
	Huarong Finance 2017 Co., Ltd. 4.25% 2027	6,335	5,527

158    American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Huarong Finance 2017 Co., Ltd. 4.75% 2027	USD669	$ 605
(continued)	Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 2.631% 20235	2,750	2,688
	Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 2.756% 20255	397	373
	Huarong Finance II Co., Ltd. 5.00% 2025	480	454
	Huarong Finance II Co., Ltd. 5.50% 2025	6,669	6,477
	Huarong Finance II Co., Ltd. 4.625% 2026	200	184
	Huarong Finance II Co., Ltd. 4.875% 2026	2,106	1,935
	Intercontinental Exchange, Inc. 4.35% 2029	8,710	8,607
	Intercontinental Exchange, Inc. 4.60% 2033	4,601	4,584
	Intercontinental Exchange, Inc. 4.95% 2052	1,517	1,489
	Intercontinental Exchange, Inc. 5.20% 2062	3,465	3,469
	Intesa Sanpaolo SpA 3.375% 20234	10,035	9,993
	Intesa Sanpaolo SpA 3.25% 20244	770	746
	Intesa Sanpaolo SpA 5.017% 20244	68,143	65,083
	Intesa Sanpaolo SpA 5.71% 20264	15,400	14,694
	Intesa Sanpaolo SpA 3.875% 20274	6,250	5,773
	Intesa Sanpaolo SpA 3.875% 20284	1,986	1,839
	Iron Mountain Information Management Services, Inc. 5.00% 20324	2,060	1,667
	JPMorgan Chase & Co. 0.969% 2025 (USD-SOFR + 0.58% on 6/23/2024)3	5,870	5,493
	JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)3	11,105	10,380
	JPMorgan Chase & Co. 4.08% 2026 (USD-SOFR + 1.32% on 4/26/2025)3	3,620	3,580
	JPMorgan Chase & Co. 1.47% 2027 (USD-SOFR + 0.765% on 9/22/2026)3	5,965	5,236
	JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)3	1,832	1,633
	JPMorgan Chase & Co. 2.947% 2028 (USD-SOFR + 1.17% on 2/24/2027)3	4,350	4,034
	JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)3	12,080	11,892
	JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)3	2,453	2,112
	JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)3	9,600	8,989
	JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)3	11,980	11,568
	JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)3	1,766	1,506
	JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)3	5,313	4,420
	JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)3	4,802	4,045
	JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)3	553	475
	JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)3	1,907	1,875
	Kasikornbank PCL HK 3.343% 2031
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)3	2,415	2,176
	Keb Hana Bank 3.25% 20274	1,315	1,265
	Lloyds Banking Group PLC 2.438% 2026
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)3	2,675	2,533
	Lloyds Banking Group PLC 4.375% 2028	8,825	8,583
	Marsh & McLennan Companies, Inc. 2.375% 2031	367	308
	Marsh & McLennan Companies, Inc. 2.90% 2051	505	356
	MetLife Capital Trust IV, junior subordinated, 7.875% 2067
	(3-month USD-LIBOR + 3.96% on 12/1/2037)3,4	1,405	1,518
	MetLife, Inc. 3.60% 2025	3,490	3,472
	Mitsubishi UFJ Financial Group, Inc. 0.962% 2025
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)3	2,960	2,744
	Mitsubishi UFJ Financial Group, Inc. 1.538% 2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)3	6,200	5,487
	Mitsubishi UFJ Financial Group, Inc. 1.64% 2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)3	2,225	1,963
	Mitsubishi UFJ Financial Group, Inc. 2.341% 2028
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)3	2,970	2,679
	Mitsubishi UFJ Financial Group, Inc. 4.08% 2028
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)3	2,945	2,871
	Mizuho Financial Group, Inc. 1.554% 2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)3	4,615	4,068
	Morgan Stanley 0.791% 2025 (USD-SOFR + 0.509% on 1/22/2024)3	3,065	2,900
	Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)3	2,300	2,218
	Morgan Stanley 2.63% 2026 (USD-SOFR + 0.94% on 2/18/2025)3	2,680	2,560
	Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)3	10,488	9,217
	Morgan Stanley 4.21% 2028 (USD-SOFR + 1.61% on 4/20/2027)3	3,671	3,592

American Funds Insurance Series    159

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)3	USD30,007	$ 24,341
(continued)	Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)3	3,951	3,269
	Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)3	6,616	5,677
	Morgan Stanley 5.297% 2037 (USD-SOFR + 2.62% on 4/20/2032)3	2,286	2,216
	MSCI, Inc. 3.25% 20334	2,750	2,197
	Navient Corp. 6.75% 2025	425	384
	OneMain Holdings, Inc. 7.125% 2026	250	232
	PNC Financial Services Group, Inc. 2.854% 20223	5,850	5,853
	Rede D’Or Finance SARL 4.50% 20304	1,572	1,330
	Santander Holdings USA, Inc. 3.50% 2024	8,325	8,186
	Santander Holdings USA, Inc. 2.49% 20283	3,625	3,202
	Sumitomo Mitsui Banking Corp. 2.174% 2027	1,100	996
	SVB Financial Group 4.70% junior subordinated perpetual bonds
	(5-year UST Yield Curve Rate T Note Constant Maturity + 3.064%
	on 11/15/2031)3	1,530	1,155
	Synchrony Financial 4.375% 2024	3,640	3,620
	Toronto-Dominion Bank 1.95% 2027	1,060	960
	Toronto-Dominion Bank 2.00% 2031	3,510	2,854
	Toronto-Dominion Bank 2.45% 2032	4,145	3,467
	Toronto-Dominion Bank 4.456% 2032	4,181	4,138
	Travelers Companies, Inc. 2.55% 2050	768	535
	UBS Group AG 1.494% 2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)3,4	4,000	3,503
	UniCredit SpA 4.625% 20274	1,395	1,339
	UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)3,4	16,130	14,212
	Vigorous Champion International, Ltd. 4.25% 2029	462	429
	Wells Fargo & Company 2.406% 2025
	(3-month USD-LIBOR + 0.825% on 10/30/2024)3	20,480	19,520
	Wells Fargo & Company 3.908% 2026 (USD-SOFR + 1.32% on 4/25/2025)3	3,524	3,470
	Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)3	9,236	8,756
	Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)3	7,665	6,809
	Wells Fargo & Company 4.611% 2053 (USD-SOFR + 2.13% on 4/25/2052)3	3,153	2,923
	Willis North America, Inc. 4.65% 2027	1,290	1,270

			1,010,284

Utilities	AEP Texas, Inc. 3.45% 2051	1,475	1,135
4.28%	Alabama Power Co. 3.00% 2052	3,880	2,854
	Alfa Desarrollo SpA 4.55% 20514	1,002	722
	Ameren Corp. 4.50% 2049	2,875	2,777
	Baltimore Gas & Electric 4.55% 2052	525	510
	Berkshire Hathaway Energy Company 4.50% 2045	5,895	5,471
	Comisión Federal de Electricidad 4.688% 20294	3,655	3,281
	Comisión Federal de Electricidad 3.875% 20334	1,340	1,016
	Connecticut Light and Power Co. 2.05% 2031	1,775	1,502
	Consumers Energy Co. 4.05% 2048	1,413	1,289
	Consumers Energy Co. 3.10% 2050	4,123	3,176
	Consumers Energy Co. 3.75% 2050	5,625	4,915
	Consumers Energy Co. 3.50% 2051	235	196
	Duke Energy Corp. 3.75% 2024	3,826	3,825
	Duke Energy Florida, LLC 3.40% 2046	5,669	4,476
	Duke Energy Florida, LLC 3.00% 2051	711	532
	Duke Energy Progress, LLC 3.70% 2028	3,750	3,635
	Duke Energy Progress, LLC 2.00% 2031	1,775	1,472
	Duke Energy Progress, LLC 2.50% 2050	644	441
	Edison International 3.125% 2022	2,900	2,896
	Edison International 3.55% 2024	6,850	6,689
	Edison International 4.95% 2025	175	176
	Edison International 5.75% 2027	3,181	3,231
	Edison International 4.125% 2028	3,644	3,401

160    American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Electricité de France SA 2.625% junior subordinated perpetual bonds
(continued)	(5-year EUR Mid-Swap + 2.86% on 6/1/2028)3	EUR2,800	$ 2,077
	Emera US Finance LP 0.833% 2024	USD600	561
	Emera US Finance LP 2.639% 2031	4,400	3,660
	Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)3	1,425	1,380
	Enel Società per Azioni 8.75% 2073
	(USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)3,4	1,000	1,028
	ENN Clean Energy International Investment, Ltd. 3.375% 20264	1,310	1,191
	Entergy Louisiana, LLC 4.20% 2048	6,325	5,818
	Eversource Energy 3.80% 2023	5,000	5,013
	FirstEnergy Corp. 1.60% 2026	20,066	17,548
	FirstEnergy Corp. 3.50% 20284	2,400	2,260
	FirstEnergy Corp. 4.10% 20284	425	415
	FirstEnergy Corp. 2.25% 2030	13,707	10,880
	FirstEnergy Corp. 2.65% 2030	12,524	10,351
	FirstEnergy Corp., Series B, 4.40% 20273	12,178	11,509
	FirstEnergy Transmission, LLC 2.866% 20284	4,000	3,387
	Florida Power & Light Company 2.45% 2032	6,025	5,257
	Florida Power & Light Company 2.875% 2051	9,334	6,961
	Georgia Power Co. 3.70% 2050	275	219
	Interchile SA 4.50% 20564	465	383
	Israel Electric Corp., Ltd. 4.25% 20284	10,190	9,821
	Israel Electric Corp., Ltd. 3.75% 20324	340	305
	Jersey Central Power & Light Co. 2.75% 20324	525	447
	Mississippi Power Co. 4.25% 2042	5,020	4,387
	Monongahela Power Co. 3.55% 20274	1,700	1,619
	NextEra Energy Capital Holdings, Inc. 1.875% 2027	3,000	2,708
	NextEra Energy Capital Holdings, Inc. 2.44% 2032	2,765	2,305
	NiSource Finance Corp. 5.00% 2052	2,150	2,105
	Northern States Power Co. 3.20% 2052	298	235
	Northern States Power Co. 4.50% 2052	3,065	3,028
	Pacific Gas and Electric Co. 1.367% 2023	11,550	11,377
	Pacific Gas and Electric Co. 3.25% 2023	5,615	5,537
	Pacific Gas and Electric Co. 3.40% 2024	2,000	1,924
	Pacific Gas and Electric Co. 2.95% 2026	10,850	9,872
	Pacific Gas and Electric Co. 3.15% 2026	27,543	25,256
	Pacific Gas and Electric Co. 3.30% 2027	12,289	10,741
	Pacific Gas and Electric Co. 3.30% 2027	5,850	5,246
	Pacific Gas and Electric Co. 3.75% 2028	13,075	11,555
	Pacific Gas and Electric Co. 4.65% 2028	7,900	7,326
	Pacific Gas and Electric Co. 4.55% 2030	35,299	31,399
	Pacific Gas and Electric Co. 2.50% 2031	19,695	15,083
	Pacific Gas and Electric Co. 3.25% 2031	1,300	1,051
	Pacific Gas and Electric Co. 3.30% 2040	8,898	6,148
	Pacific Gas and Electric Co. 3.75% 2042	9,466	6,423
	Pacific Gas and Electric Co. 4.75% 2044	336	258
	Pacific Gas and Electric Co. 3.50% 2050	6,836	4,579
	Public Service Electric and Gas Co. 3.20% 2029	6,000	5,721
	Public Service Electric and Gas Co. 1.90% 2031	775	645
	Public Service Electric and Gas Co. 3.10% 2032	7,500	6,898
	Puget Energy, Inc. 3.65% 2025	300	294
	Southern California Edison Co. 2.85% 2029	8,200	7,273
	Southern California Edison Co. 4.20% 2029	11,000	10,595
	Southern California Edison Co. 2.50% 2031	5,149	4,329
	Southern California Edison Co. 5.35% 2035	6,450	6,444
	Southern California Edison Co. 5.75% 2035	4,549	4,710
	Southern California Edison Co. 5.625% 2036	7,051	7,125
	Southern California Edison Co. 5.55% 2037	3,844	3,872
	Southern California Edison Co. 5.95% 2038	5,121	5,312
	Southern California Edison Co. 4.00% 2047	9,402	7,645
	Southern California Edison Co. 4.125% 2048	8,048	6,637

American Funds Insurance Series    161

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Southern California Edison Co. 4.875% 2049	USD916	$832
(continued)	Southern California Edison Co. 3.65% 2050	5,353	4,102
	Southern California Edison Co. 3.65% 2051	6,978	5,428
	Southern California Edison Co., Series C, 3.60% 2045	2,717	2,060
	Southwestern Electric Power Co. 1.65% 2026	3,550	3,237
	Southwestern Electric Power Co. 3.25% 2051	2,270	1,685
	Union Electric Co. 2.15% 2032	3,175	2,641
	Virginia Electric and Power Co. 2.30% 2031	2,425	2,053
	Virginia Electric and Power Co. 2.40% 2032	5,795	4,958
	WEC Energy Group, Inc. 2.20% 2028	1,575	1,379
	Wisconsin Electric Power Co. 2.85% 2051	375	273
	Wisconsin Power and Light Co. 1.95% 2031	525	437
	Wisconsin Power and Light Co. 3.65% 2050	1,075	884
	Xcel Energy, Inc. 3.30% 2025	5,650	5,551
	Xcel Energy, Inc. 1.75% 2027	5,660	5,061
	Xcel Energy, Inc. 2.60% 2029	2,925	2,553
	Xcel Energy, Inc. 2.35% 2031	8,500	7,026
	Xcel Energy, Inc. 4.60% 2032	11,675	11,590

			469,501

Consumer	Allied Universal Holdco, LLC 4.625% 20284	335	277
discretionary	Amazon.com, Inc. 3.30% 2027	1,760	1,728
4.04%	Amazon.com, Inc. 1.65% 2028	3,860	3,424
	Amazon.com, Inc. 3.45% 2029	1,305	1,270
	Amazon.com, Inc. 3.60% 2032	6,830	6,584
	Amazon.com, Inc. 2.875% 2041	650	521
	Amazon.com, Inc. 3.10% 2051	9,380	7,400
	Amazon.com, Inc. 3.95% 2052	1,635	1,513
	Amazon.com, Inc. 3.25% 2061	4,100	3,128
	Amazon.com, Inc. 4.10% 2062	470	426
	Atlas LuxCo 4 SARL 4.625% 20284	255	207
	Bayerische Motoren Werke AG 1.25% 20264	100	90
	Bayerische Motoren Werke AG 3.45% 20274	1,075	1,049
	Bayerische Motoren Werke AG 1.95% 20314	620	507
	Bayerische Motoren Werke AG 3.70% 20324	1,350	1,275
	Daimler Trucks Finance North America, LLC 1.125% 20234	3,015	2,896
	Daimler Trucks Finance North America, LLC 1.625% 20244	4,950	4,658
	Daimler Trucks Finance North America, LLC 3.50% 20254	1,750	1,716
	Daimler Trucks Finance North America, LLC 3.65% 20274	4,140	3,969
	Daimler Trucks Finance North America, LLC 2.375% 20284	3,975	3,425
	Daimler Trucks Finance North America, LLC 2.50% 20314	9,625	7,853
	DaimlerChrysler North America Holding Corp. 1.75% 20234	8,000	7,907
	DaimlerChrysler North America Holding Corp. 3.35% 20234	2,000	2,003
	Ford Motor Credit Company, LLC 5.125% 2025	3,870	3,704
	Ford Motor Credit Company, LLC 3.815% 2027	3,790	3,229
	Ford Motor Credit Company, LLC 4.125% 2027	39,080	34,523
	Ford Motor Credit Company, LLC 4.271% 2027	18,542	16,667
	Ford Motor Credit Company, LLC 5.113% 2029	4,205	3,779
	General Motors Company 4.35% 2025	11,358	11,229
	General Motors Company 6.125% 2025	28,743	29,756
	General Motors Company 4.20% 2027	1,030	978
	General Motors Company 5.40% 2048	7,200	6,278
	General Motors Financial Co. 3.55% 2022	3,703	3,703
	General Motors Financial Co. 3.25% 2023	964	963
	General Motors Financial Co. 1.05% 2024	4,200	3,984
	General Motors Financial Co. 3.50% 2024	9,945	9,727
	General Motors Financial Co. 2.75% 2025	3,634	3,415
	General Motors Financial Co. 2.90% 2025	1,032	986
	General Motors Financial Co. 3.80% 2025	3,153	3,078

162    American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	General Motors Financial Co. 1.50% 2026	USD5,050	$ 4,415
discretionary	General Motors Financial Co. 2.35% 2027	4,070	3,588
(continued)	General Motors Financial Co. 2.70% 2027	2,406	2,119
	General Motors Financial Co. 2.40% 2028	13,909	11,769
	General Motors Financial Co. 2.40% 2028	464	386
	General Motors Financial Co. 3.60% 2030	465	402
	General Motors Financial Co. 2.35% 2031	6,075	4,716
	General Motors Financial Co. 2.70% 2031	6,075	4,793
	Grand Canyon University 4.125% 2024	4,190	4,006
	Home Depot, Inc. 2.95% 2029	6,081	5,681
	Home Depot, Inc. 4.50% 2048	1,915	1,871
	Hyundai Capital America 2.85% 20224	4,118	4,108
	Hyundai Capital America 3.25% 20224	1,521	1,521
	Hyundai Capital America 1.25% 20234	3,150	3,054
	Hyundai Capital America 2.375% 20234	9,977	9,852
	Hyundai Capital America 0.875% 20244	2,780	2,601
	Hyundai Capital America 1.00% 20244	2,750	2,555
	Hyundai Capital America 3.40% 20244	8,180	8,030
	Hyundai Capital America 1.80% 20254	12,714	11,642
	Hyundai Capital America 2.65% 20254	13,054	12,464
	Hyundai Capital America 1.30% 20264	6,000	5,332
	Hyundai Capital America 1.50% 20264	8,310	7,365
	Hyundai Capital America 1.65% 20264	7,275	6,421
	Hyundai Capital America 2.375% 20274	6,264	5,516
	Hyundai Capital America 3.00% 20274	10,408	9,583
	Hyundai Capital America 1.80% 20284	6,000	5,070
	Hyundai Capital America 2.00% 20284	5,900	4,966
	Hyundai Capital America 2.10% 20284	4,010	3,384
	Hyundai Capital Services, Inc. 1.25% 20264	3,695	3,328
	KIA Corp. 2.375% 20254	1,580	1,513
	Limited Brands, Inc. 6.875% 2035	740	603
	Marriott International, Inc. 5.75% 2025	330	343
	Marriott International, Inc. 3.125% 2026	410	392
	Marriott International, Inc. 2.75% 2033	2,226	1,753
	McDonald’s Corp. 2.125% 2030	2,482	2,124
	McDonald’s Corp. 4.45% 2047	3,535	3,284
	McDonald’s Corp. 3.625% 2049	2,938	2,433
	Meituan Dianping 3.05% 20304	3,200	2,385
	Nissan Motor Co., Ltd. 2.60% 20224	1,415	1,408
	Nissan Motor Co., Ltd. 3.043% 20234	240	236
	Nissan Motor Co., Ltd. 3.522% 20254	800	758
	Nissan Motor Co., Ltd. 2.00% 20264	12,000	10,396
	Nissan Motor Co., Ltd. 4.345% 20274	1,790	1,645
	Nissan Motor Co., Ltd. 2.75% 20284	11,200	9,374
	Nissan Motor Co., Ltd. 4.81% 20304	17,533	15,593
	Sands China, Ltd. 2.55% 20273,4	2,368	1,728
	Starbucks Corp. 3.75% 2047	3,785	3,077
	Stellantis Finance US, Inc. 1.711% 20274	3,500	3,046
	Stellantis Finance US, Inc. 2.691% 20314	4,280	3,393
	Toyota Motor Credit Corp. 3.375% 2030	4,954	4,665
	VICI Properties LP / VICI Note Co., Inc. 4.125% 20304	425	368
	Volkswagen Group of America Finance, LLC 4.25% 20234	15,000	15,009
	Volkswagen Group of America Finance, LLC 2.85% 20244	1,087	1,060
	Volkswagen Group of America Finance, LLC 3.35% 20254	2,636	2,550
	Volkswagen Group of America Finance, LLC 4.35% 20274	2,550	2,502
	Wyndham Destinations, Inc. 6.625% 20264	675	641
	Wynn Resorts Finance, LLC 5.125% 20294	410	323
			442,965

American Funds Insurance Series    163

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Antero Resources Corp. 5.375% 20304	USD280	$ 256
3.52%	Apache Corp. 4.625% 2025	645	643
	Apache Corp. 4.25% 2030	2,465	2,189
	Apache Corp. 5.35% 2049	800	634
	Baker Hughes Co. 2.061% 2026	1,136	1,043
	Canadian Natural Resources, Ltd. 2.05% 2025	754	706
	Canadian Natural Resources, Ltd. 3.85% 2027	1,151	1,104
	Cenovus Energy, Inc. 5.375% 2025	2,763	2,847
	Cenovus Energy, Inc. 4.25% 2027	18,067	17,725
	Cenovus Energy, Inc. 2.65% 2032	2,969	2,459
	Cenovus Energy, Inc. 5.25% 2037	770	753
	Cenovus Energy, Inc. 5.40% 2047	15,180	14,617
	Cheniere Energy Partners LP 3.25% 20324	937	740
	Cheniere Energy, Inc. 7.00% 2024	410	425
	Chevron Corp. 2.355% 2022	4,800	4,793
	Chevron Corp. 2.954% 2026	3,365	3,285
	Chevron Corp. 3.078% 2050	692	552
	Columbia Pipeline Partners LP 5.80% 2045	1,410	1,454
	Devon Energy Corp. 4.50% 2030	5,197	4,914
	Diamondback Energy, Inc. 4.40% 2051	2,016	1,721
	Diamondback Energy, Inc. 4.25% 2052	3,135	2,607
	DT Midstream, Inc. 4.125% 20294	555	472
	Ecopetrol SA 5.875% 2045	452	308
	Enbridge, Inc. 4.00% 2023	1,500	1,506
	Energy Transfer Operating LP 5.875% 2024	294	300
	Energy Transfer Operating LP 2.90% 2025	4,402	4,188
	Energy Transfer Operating LP 3.75% 2030	5,567	5,023
	Energy Transfer Operating LP 5.00% 2050	14,895	12,698
	Energy Transfer Partners LP 4.20% 2023	2,860	2,866
	Energy Transfer Partners LP 4.50% 2024	4,915	4,921
	Energy Transfer Partners LP 4.75% 2026	1,506	1,502
	Energy Transfer Partners LP 4.95% 2028	4,559	4,497
	Energy Transfer Partners LP 5.25% 2029	1,275	1,264
	Energy Transfer Partners LP 5.30% 2047	8,984	7,797
	Energy Transfer Partners LP 6.25% junior subordinated perpetual bonds
	(3-month USD-LIBOR + 4.028% on 2/15/2023)3	7,850	5,894
	Energy Transfer Partners LP 6.625% junior subordinated perpetual bonds
	(3-month USD-LIBOR + 4.155% on 2/15/2028)3	500	370
	Enterprise Products Operating, LLC 3.20% 2052	1,771	1,274
	Enterprise Products Operating, LLC 3.30% 2053	2,358	1,719
	EQT Corp. 7.50% 20303	7,500	8,065
	Equinor ASA 3.625% 2028	4,928	4,821
	Equinor ASA 3.125% 2030	20,000	18,563
	Equinor ASA 3.25% 2049	5,687	4,523
	Exxon Mobil Corp. 3.043% 2026	4,625	4,544
	Exxon Mobil Corp. 2.61% 2030	1,040	935
	MPLX LP 4.00% 2028	4,665	4,436
	MPLX LP 5.50% 2049	8,081	7,514
	Odebrecht Drilling Norbe 1.00% PIK and 6.35% Cash 20264,6	39	24
	Odebrecht Drilling Norbe 0% perpetual bonds4	1,150	5
	Oleoducto Central SA 4.00% 20274	1,715	1,434
	Oleoducto Central SA 4.00% 2027	350	293
	ONEOK, Inc. 2.20% 2025	193	180
	ONEOK, Inc. 4.55% 2028	1,610	1,558
	ONEOK, Inc. 6.35% 2031	984	1,029
	ONEOK, Inc. 5.20% 2048	9,363	8,321
	ONEOK, Inc. 4.45% 2049	440	351
	ONEOK, Inc. 7.15% 2051	3,275	3,482
	Petróleos Mexicanos 3.50% 2023	1,500	1,479
	Petróleos Mexicanos 6.875% 2025	5,000	4,687
	Petróleos Mexicanos 6.875% 2026	43,810	39,562

164    American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Petróleos Mexicanos 6.50% 2027	USD31,829	$ 27,694
(continued)	Petróleos Mexicanos 6.50% 2029	3,409	2,782
	Petróleos Mexicanos 8.75% 20294	7,215	6,545
	Petróleos Mexicanos 6.70% 2032	18,259	13,961
	Petróleos Mexicanos 7.69% 2050	285	191
	Qatar Petroleum 2.25% 20314	22,020	18,846
	Qatar Petroleum 3.125% 20414	7,310	5,751
	Qatar Petroleum 3.30% 20514	2,185	1,693
	SA Global Sukuk, Ltd. 1.602% 20264	7,645	6,982
	Sabine Pass Liquefaction, LLC 5.625% 20233	1,000	1,010
	Sabine Pass Liquefaction, LLC 5.75% 2024	8,000	8,166
	Sabine Pass Liquefaction, LLC 5.625% 2025	10,000	10,211
	Sabine Pass Liquefaction, LLC 5.875% 2026	15,700	16,249
	Shell International Finance BV 3.875% 2028	9,410	9,293
	Shell International Finance BV 2.75% 2030	1,186	1,071
	Southwestern Energy Co. 5.95% 20253	495	490
	Sunoco Logistics Operating Partners LP 5.40% 2047	5,396	4,745
	Total Capital Canada, Ltd. 2.75% 2023	2,140	2,125
	Total Capital International 3.455% 2029	885	843
	TransCanada PipeLines, Ltd. 4.10% 2030	1,578	1,509
	Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)3	2,782	2,568
	Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)3	2,202	1,911
	Western Midstream Operating, LP 5.75% 2050 (5.50% on 8/1/2022)3	3,079	2,482
	Williams Partners LP 4.50% 2023	500	504
	Williams Partners LP 4.30% 2024	595	598

			386,092

Health care	AbbVie, Inc. 3.20% 2029	4,783	4,404
3.17%	AbbVie, Inc. 4.25% 2049	8	7
	Amgen, Inc. 2.45% 2030	5,131	4,479
	Amgen, Inc. 3.35% 2032	493	452
	Amgen, Inc. 4.40% 2062	196	171
	Anthem, Inc. 2.375% 2025	1,534	1,479
	Anthem, Inc. 4.10% 2032	8,711	8,486
	Anthem, Inc. 4.55% 2052	1,721	1,623
	AstraZeneca Finance, LLC 1.75% 2028	1,429	1,262
	AstraZeneca Finance, LLC 2.25% 2031	2,087	1,819
	AstraZeneca PLC 4.00% 2029	5,920	5,901
	Bausch Health Companies, Inc. 4.875% 20284	830	651
	Baxter International, Inc. 2.539% 2032	3,906	3,301
	Bayer US Finance II, LLC 4.25% 20254	17,570	17,370
	Centene Corp. 4.25% 2027	14,860	13,917
	Centene Corp. 2.45% 2028	12,410	10,384
	Centene Corp. 4.625% 2029	14,945	13,980
	Centene Corp. 3.375% 2030	15,718	13,375
	Centene Corp. 2.50% 2031	8,550	6,813
	Centene Corp. 2.625% 2031	2,510	2,002
	Danaher Corp. 2.80% 2051	1,090	787
	Eli Lilly and Company 3.375% 2029	1,255	1,229
	Gilead Sciences, Inc. 1.65% 2030	1,570	1,287
	HCA, Inc. 3.125% 20274	755	687
	HCA, Inc. 3.375% 20294	1,770	1,558
	HCA, Inc. 3.625% 20324	5,729	4,840
	HCA, Inc. 4.625% 20524	390	313
	Laboratory Corporation of America Holdings 1.55% 2026	1,058	951
	Laboratory Corporation of America Holdings 4.70% 2045	4,160	3,703
	Merck & Co., Inc. 1.70% 2027	3,093	2,812
	Merck & Co., Inc. 2.15% 2031	5,845	5,033
	Merck & Co., Inc. 2.75% 2051	808	598

American Funds Insurance Series    165

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Health care	Regeneron Pharmaceuticals, Inc. 1.75% 2030	USD1,918	$ 1,540
(continued)	Roche Holdings, Inc. 1.93% 20284	7,845	6,941
	Roche Holdings, Inc. 2.076% 20314	14,737	12,579
	Roche Holdings, Inc. 2.607% 20514	645	469
	Shire PLC 3.20% 2026	14,406	13,847
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	45,000	43,984
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	68,853	56,684
	Teva Pharmaceutical Finance Co. BV 6.75% 2028	26,824	25,053
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	29,209
	UnitedHealth Group, Inc. 3.35% 2022	4,385	4,385
	UnitedHealth Group, Inc. 3.75% 2025	5,410	5,410
	UnitedHealth Group, Inc. 3.70% 2027	1,184	1,181
	UnitedHealth Group, Inc. 4.00% 2029	2,231	2,211
	UnitedHealth Group, Inc. 2.00% 2030	855	733
	UnitedHealth Group, Inc. 4.20% 2032	3,169	3,169
	UnitedHealth Group, Inc. 3.05% 2041	1,300	1,050
	UnitedHealth Group, Inc. 4.25% 2048	960	897
	UnitedHealth Group, Inc. 3.25% 2051	927	729
	UnitedHealth Group, Inc. 4.75% 2052	1,400	1,402
	UnitedHealth Group, Inc. 4.95% 2062	550	559

			347,706

Communication	AT&T, Inc. 1.70% 2026	19,000	17,392
services	AT&T, Inc. 1.65% 2028	4,700	4,070
3.16%	AT&T, Inc. 4.30% 2030	15,940	15,569
	AT&T, Inc. 2.55% 2033	15,003	12,188
	AT&T, Inc. 3.50% 2053	19,935	15,144
	CCO Holdings, LLC and CCO Holdings Capital Corp. 5.125% 20274	4,800	4,546
	CCO Holdings, LLC and CCO Holdings Capital Corp. 2.25% 2029	1,351	1,111
	CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031	5,642	4,524
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 20324	1,265	1,039
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 2033	2,642	2,362
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 20344	3,875	3,007
	CCO Holdings, LLC and CCO Holdings Capital Corp. 5.75% 2048	5,000	4,492
	CCO Holdings, LLC and CCO Holdings Capital Corp. 5.25% 2053	1,240	1,050
	CenturyLink, Inc. 4.00% 20274	17,946	15,226
	Comcast Corp. 3.15% 2028	7,200	6,870
	Comcast Corp. 2.65% 2030	7,500	6,718
	Comcast Corp. 4.00% 2048	5,000	4,357
	Magallanes, Inc. 3.428% 20244	6,552	6,429
	Magallanes, Inc. 3.638% 20254	3,056	2,964
	Magallanes, Inc. 3.755% 20274	9,501	8,920
	Magallanes, Inc. 4.054% 20294	1,316	1,206
	Magallanes, Inc. 4.279% 20324	4,932	4,413
	Magallanes, Inc. 5.05% 20424	3,147	2,682
	Magallanes, Inc. 5.141% 20524	11,141	9,366
	Magallanes, Inc. 5.391% 20624	2,802	2,348
	Netflix, Inc. 4.875% 2028	20,119	18,976
	Netflix, Inc. 5.875% 2028	25,021	24,526
	Netflix, Inc. 5.375% 20294	12,400	11,740
	Netflix, Inc. 6.375% 2029	2,930	2,965
	Netflix, Inc. 4.875% 20304	13,375	12,266
	News Corp. 5.125% 20324	1,300	1,154
	SBA Tower Trust 1.631% 20264	6,741	6,038
	Sirius XM Radio, Inc. 4.00% 20284	675	586
	Sprint Corp. 7.625% 2025	6,665	6,960
	Tencent Holdings, Ltd. 2.39% 20304	10,000	8,379
	T-Mobile US, Inc. 3.50% 2025	3,275	3,207
	T-Mobile US, Inc. 2.25% 2026	2,388	2,153

166    American Funds Insurance Series
The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Communication	T-Mobile US, Inc. 2.625% 2026	USD9,691	$ 8,813
services	T-Mobile US, Inc. 3.75% 2027	5,000	4,819
(continued)	T-Mobile US, Inc. 2.40% 2029	1,224	1,059
	T-Mobile US, Inc. 2.625% 2029	3,117	2,632
	T-Mobile US, Inc. 3.875% 2030	4,500	4,204
	T-Mobile US, Inc. 2.875% 2031	7,913	6,584
	T-Mobile US, Inc. 3.50% 2031	9,629	8,334
	T-Mobile US, Inc. 3.00% 2041	2,100	1,569
	T-Mobile US, Inc. 3.40% 2052	12,280	9,096
	Verizon Communications, Inc. 4.329% 2028	1,539	1,532
	Verizon Communications, Inc. 1.75% 2031	10,090	8,114
	Verizon Communications, Inc. 2.55% 2031	8,375	7,168
	Verizon Communications, Inc. 2.355% 2032	4,743	3,937
	Verizon Communications, Inc. 3.40% 2041	2,050	1,673
	Verizon Communications, Inc. 2.875% 2050	3,000	2,133
	Verizon Communications, Inc. 3.55% 2051	1,975	1,587
	Verizon Communications, Inc. 3.875% 2052	3,155	2,651
	Vodafone Group PLC 4.375% 2028	10,000	9,963
	Vodafone Group PLC 4.25% 2050	3,050	2,555
	ZipRecruiter, Inc. 5.00% 20304	1,500	1,262
			346,628

Industrials	ADT Security Corp. 4.125% 20294	510	415
2.89%	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	2,841	2,486
	Aeropuerto International de Tocume SA 4.00% 20414	730	593
	Aeropuerto International de Tocume SA 5.125% 20614	565	449
	Air Lease Corp. 0.80% 2024	3,175	2,910
	Air Lease Corp. 2.875% 2026	11,453	10,531
	Air Lease Corp. 2.20% 2027	3,060	2,669
	Air Lease Corp. 2.10% 2028	2,450	1,967
	Avolon Holdings Funding, Ltd. 3.95% 20244	12,514	11,991
	Avolon Holdings Funding, Ltd. 2.125% 20264	8,333	7,214
	Avolon Holdings Funding, Ltd. 4.25% 20264	3,302	3,062
	Avolon Holdings Funding, Ltd. 2.528% 20274	2,142	1,748
	Avolon Holdings Funding, Ltd. 3.25% 20274	8,000	6,972
	BNSF Funding Trust I, junior subordinated, 6.613% 2055
	(3-month USD-LIBOR + 2.35% on 1/15/2026)3	1,680	1,650
	Boeing Company 4.508% 2023	11,358	11,389
	Boeing Company 1.95% 2024	5,646	5,467
	Boeing Company 2.80% 2024	500	490
	Boeing Company 4.875% 2025	34,682	34,602
	Boeing Company 2.196% 2026	16,571	14,962
	Boeing Company 2.75% 2026	16,588	15,429
	Boeing Company 3.10% 2026	649	605
	Boeing Company 2.70% 2027	6,473	5,766
	Boeing Company 5.04% 2027	15,716	15,537
	Boeing Company 3.25% 2028	11,379	10,179
	Boeing Company 3.25% 2028	1,925	1,716
	Boeing Company 5.15% 2030	42,874	41,190
	Boeing Company 3.625% 2031	1,602	1,384
	Boeing Company 3.90% 2049	1,411	1,004
	Boeing Company 5.805% 2050	4,122	3,793
	Canadian Pacific Railway, Ltd. 1.75% 2026	1,982	1,795
	Canadian Pacific Railway, Ltd. 2.45% 2031	3,131	2,682
	Canadian Pacific Railway, Ltd. 3.00% 2041	1,677	1,315
	Canadian Pacific Railway, Ltd. 3.10% 2051	3,111	2,297
	Carrier Global Corp. 3.377% 2040	15,000	11,784
	Dun & Bradstreet Corp. 5.00% 20294	2,798	2,420
	General Dynamics Corp. 3.625% 2030	675	655

American Funds Insurance Series    167

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	General Electric Capital Corp. 4.418% 2035	USD5,977	$ 5,590
(continued)	General Electric Capital Corp., Series A, 6.75% 2032	675	756
	Lockheed Martin Corp. 1.85% 2030	1,080	923
	Lockheed Martin Corp. 4.50% 2036	424	422
	Mexico City Airport Trust 5.50% 2046	1,959	1,357
	Mexico City Airport Trust 5.50% 2047	5,909	4,069
	Mexico City Airport Trust 5.50% 20474	1,132	780
	MISC Capital Two (Labuan), Ltd. 3.75% 20274	2,690	2,529
	Norfolk Southern Corp. 4.55% 2053	1,188	1,126
	Northrop Grumman Corp. 3.25% 2028	10,845	10,318
	Raytheon Technologies Corp. 1.90% 2031	3,087	2,533
	Raytheon Technologies Corp. 2.375% 2032	1,321	1,119
	Raytheon Technologies Corp. 2.82% 2051	665	477
	Raytheon Technologies Corp. 3.03% 2052	1,190	889
	Republic Services, Inc. 2.375% 2033	1,635	1,338
	Summit Digitel Infrastructure Private, Ltd. 2.875% 20314	2,550	1,973
	Triton Container International, Ltd. 1.15% 20244	1,609	1,507
	Triton Container International, Ltd. 3.15% 20314	2,482	2,009
	Union Pacific Corp. 2.15% 2027	2,213	2,052
	Union Pacific Corp. 2.40% 2030	4,454	3,942
	Union Pacific Corp. 2.375% 2031	5,554	4,805
	Union Pacific Corp. 2.80% 2032	5,240	4,670
	Union Pacific Corp. 3.375% 2042	530	442
	Union Pacific Corp. 3.25% 2050	7,000	5,505
	Union Pacific Corp. 2.95% 2052	1,405	1,037
	United Rentals, Inc. 5.50% 2027	2,500	2,456
	United Technologies Corp. 3.125% 2027	4,551	4,356
	United Technologies Corp. 4.125% 2028	4,974	4,914
	Waste Management, Inc. 4.15% 2032	2,155	2,115

			317,127

Consumer staples	7-Eleven, Inc. 1.80% 20314	5,013	3,918
1.50%	7-Eleven, Inc. 2.80% 20514	5,000	3,269
	Altria Group, Inc. 4.40% 2026	4,585	4,512
	Altria Group, Inc. 4.50% 2043	1,585	1,194
	Altria Group, Inc. 5.95% 2049	9,039	7,940
	Anheuser-Busch InBev NV 4.75% 2029	7,500	7,638
	Anheuser-Busch InBev NV 5.55% 2049	5,000	5,117
	Anheuser-Busch InBev NV 4.50% 2050	1,355	1,220
	British American Tobacco International Finance PLC 3.95% 20254	16,879	16,570
	British American Tobacco International Finance PLC 1.668% 2026	4,070	3,608
	British American Tobacco PLC 3.557% 2027	10,991	10,064
	British American Tobacco PLC 2.259% 2028	4,348	3,647
	British American Tobacco PLC 4.448% 2028	3,065	2,905
	British American Tobacco PLC 4.742% 2032	2,675	2,381
	British American Tobacco PLC 4.39% 2037	1,500	1,192
	British American Tobacco PLC 4.54% 2047	14,400	10,583
	British American Tobacco PLC 4.758% 2049	22,045	16,661
	British American Tobacco PLC 5.65% 2052	610	528
	Conagra Brands, Inc. 5.30% 2038	436	412
	Conagra Brands, Inc. 5.40% 2048	57	54
	Constellation Brands, Inc. 3.50% 2027	7,500	7,207
	Constellation Brands, Inc. 4.35% 2027	890	883
	Constellation Brands, Inc. 2.875% 2030	620	540
	Constellation Brands, Inc. 2.25% 2031	1,487	1,207
	Constellation Brands, Inc. 4.75% 2032	2,284	2,273
	Imperial Tobacco Finance PLC 3.50% 20234	2,335	2,322
	JBS Luxembourg SARL 2.50% 20274	3,880	3,384
	JBS Luxembourg SARL 3.625% 20324	1,430	1,159

168    American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer staples	JBS USA Lux SA 3.00% 20294	USD2,709	$ 2,293
(continued)	JBS USA Lux SA 5.50% 20304	435	412
	JBS USA Lux SA 3.00% 20324	3,430	2,639
	Kraft Heinz Company 4.875% 2049	1,270	1,124
	Kraft Heinz Company 5.50% 2050	2,725	2,622
	PepsiCo, Inc. 1.95% 2031	6,979	5,952
	Philip Morris International, Inc. 4.125% 2043	4,117	3,331
	Philip Morris International, Inc. 4.875% 2043	5,433	4,845
	PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	3,110	2,422
	PT Indofood CBP Sukses Makmur Tbk 4.745% 2051	685	461
	Reynolds American, Inc. 4.45% 2025	14,570	14,503
	Reynolds American, Inc. 5.85% 2045	1,970	1,656

			164,648

Information	Analog Devices, Inc. 1.70% 2028	1,962	1,721
technology	Analog Devices, Inc. 2.80% 2041	521	409
0.87%	Apple, Inc. 2.70% 2051	7,080	5,296
	Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	7,027	6,768
	Broadcom, Inc. 4.00% 20294	2,940	2,727
	Broadcom, Inc. 4.15% 20324	2,270	2,052
	Broadcom, Inc. 3.469% 20344	32,636	26,605
	Broadcom, Inc. 3.137% 20354	1,164	885
	Broadcom, Inc. 3.187% 20364	4,803	3,658
	Global Payments, Inc. 2.90% 2031	1,005	824
	Oracle Corp. 1.65% 2026	8,417	7,554
	Oracle Corp. 2.30% 2028	6,875	5,922
	Oracle Corp. 2.875% 2031	7,393	6,098
	Oracle Corp. 3.95% 2051	4,869	3,584
	PayPal Holdings, Inc. 3.90% 2027	1,233	1,230
	PayPal Holdings, Inc. 2.30% 2030	330	284
	PayPal Holdings, Inc. 4.40% 2032	6,461	6,404
	PayPal Holdings, Inc. 5.05% 2052	1,665	1,656
	PayPal Holdings, Inc. 5.25% 2062	375	372
	salesforce.com, inc. 1.95% 2031	3,775	3,210
	salesforce.com, inc. 2.70% 2041	875	678
	salesforce.com, inc. 2.90% 2051	5,140	3,893
	salesforce.com, inc. 3.05% 2061	265	194
	Square, Inc. 2.75% 20264	1,975	1,757
	Square, Inc. 3.50% 20314	825	659
	VeriSign, Inc. 2.70% 2031	1,494	1,204

			95,644

Real estate	Alexandria Real Estate Equities, Inc. 4.50% 2029	70	68
0.76%	American Campus Communities, Inc. 3.75% 2023	2,900	2,904
	American Campus Communities, Inc. 3.875% 2031	620	610
	American Tower Corp. 1.45% 2026	657	575
	American Tower Corp. 3.65% 2027	5,390	5,123
	American Tower Corp. 2.30% 2031	1,180	936
	American Tower Corp. 2.70% 2031	1,100	906
	American Tower Corp. 4.05% 2032	1,278	1,166
	Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 20314	395	314
	Corporate Office Properties LP 2.00% 2029	1,139	919
	Corporate Office Properties LP 2.75% 2031	1,547	1,252
	Corporate Office Properties LP 2.90% 2033	564	438
	Crown Castle International Corp. 2.50% 2031	2,451	2,008
	Equinix, Inc. 2.90% 2026	3,287	3,058
	Equinix, Inc. 3.20% 2029	3,846	3,420
	Equinix, Inc. 2.50% 2031	7,760	6,295

American Funds Insurance Series    169

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Real estate	Equinix, Inc. 3.90% 2032	USD1,155	$1,046
(continued)	Equinix, Inc. 3.40% 2052	1,201	891
	Extra Space Storage, Inc. 2.35% 2032	698	554
	FibraSOMA 4.375% 20314	1,475	1,054
	Hospitality Properties Trust 4.50% 2025	855	677
	Hospitality Properties Trust 3.95% 2028	1,710	1,173
	Howard Hughes Corp. 4.375% 20314	675	501
	Invitation Homes Operating Partnership LP 2.30% 2028	767	646
	Invitation Homes Operating Partnership LP 2.00% 2031	2,048	1,578
	Invitation Homes Operating Partnership LP 2.70% 2034	660	509
	Iron Mountain, Inc. 4.875% 20274	1,605	1,455
	Iron Mountain, Inc. 5.25% 20284	3,500	3,149
	Iron Mountain, Inc. 5.25% 20304	675	588
	Omega Healthcare Investors, Inc. 4.375% 2023	186	187
	Piedmont Operating Partnership LP 4.45% 2024	1,000	1,004
	Public Storage 1.95% 2028	993	859
	Public Storage 2.30% 2031	3,195	2,688
	Scentre Group 3.50% 20254	4,565	4,437
	Sun Communities Operating LP 2.30% 2028	1,026	879
	Sun Communities Operating LP 2.70% 2031	3,877	3,129
	VICI Properties LP 4.375% 2025	670	655
	VICI Properties LP 4.75% 2028	6,844	6,545
	VICI Properties LP 4.95% 2030	5,515	5,237
	VICI Properties LP 5.125% 2032	11,766	11,112
	VICI Properties LP 5.625% 2052	2,695	2,458

			83,003

Materials	Air Products and Chemicals, Inc. 2.70% 2040	2,911	2,333
0.16%	Ecolab, Inc. 1.65% 2027	835	764
	Ecolab, Inc. 2.125% 2032	2,580	2,179
	Ecolab, Inc. 2.70% 2051	335	239
	Glencore Funding, LLC 2.625% 20314	790	638
	Glencore Funding, LLC 3.375% 20514	370	253
	International Flavors & Fragrances, Inc. 2.30% 20304	3,536	2,909
	LYB International Finance III, LLC 2.25% 2030	3,802	3,139
	LYB International Finance III, LLC 3.625% 2051	2,617	1,938
	Methanex Corp. 5.125% 2027	510	451
	Nova Chemicals Corp. 4.25% 20294	425	333
	South32 Treasury (USA), Ltd. 4.35% 20324	1,976	1,848
			17,024
	Total corporate bonds, notes & loans
			3,680,622
Mortgage-backed obligations 22.30%

Federal agency	Fannie Mae Pool #976945 5.50% 20237	3	3
mortgage-backed	Fannie Mae Pool #AB1068 4.50% 20257	49	50
obligations	Fannie Mae Pool #256133 4.50% 20267	47	47
19.52%	Fannie Mae Pool #AR3058 3.00% 20287	83	82
	Fannie Mae Pool #AS8018 3.00% 20317	49	48
	Fannie Mae Pool #BM4741 3.00% 20327	32	32
	Fannie Mae Pool #924866 1.765% 20375,7	430	428
	Fannie Mae Pool #945680 6.00% 20377	455	495
	Fannie Mae Pool #913966 6.00% 20377	35	38
	Fannie Mae Pool #889982 5.50% 20387	998	1,072
	Fannie Mae Pool #988588 5.50% 20387	190	204
	Fannie Mae Pool #AB1297 5.00% 20407	198	208
	Fannie Mae Pool #MA4501 2.00% 20417	10,409	9,309
	Fannie Mae Pool #AI1862 5.00% 20417	1,034	1,086
	Fannie Mae Pool #AH8144 5.00% 20417	820	856

170    American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #AH9479 5.00% 20417	USD767	$ 803
mortgage-backed	Fannie Mae Pool #AI3510 5.00% 20417	594	621
obligations	Fannie Mae Pool #AJ0704 5.00% 20417	480	503
(continued)	Fannie Mae Pool #AJ5391 5.00% 20417	350	369
	Fannie Mae Pool #MA4540 2.00% 20427	2,734	2,445
	Fannie Mae Pool #AZ3904 4.00% 20457	42	42
	Fannie Mae Pool #AL8522 3.50% 20467	945	924
	Fannie Mae Pool #BD1968 4.00% 20467	1,284	1,290
	Fannie Mae Pool #BE0592 4.00% 20467	316	314
	Fannie Mae Pool #BD5477 4.00% 20467	180	180
	Fannie Mae Pool #CA0770 3.50% 20477	5,135	5,033
	Fannie Mae Pool #CA0706 4.00% 20477	99	100
	Fannie Mae Pool #MA3058 4.00% 20477	45	45
	Fannie Mae Pool #BM4413 4.50% 20477	3,155	3,217
	Fannie Mae Pool #BF0293 3.00% 20487	7,571	7,145
	Fannie Mae Pool #FM4891 3.50% 20487	22,390	21,904
	Fannie Mae Pool #BF0318 3.50% 20487	6,098	5,948
	Fannie Mae Pool #CA1189 3.50% 20487	1,457	1,425
	Fannie Mae Pool #BJ5749 4.00% 20487	18	18
	Fannie Mae Pool #BM4676 4.00% 20487	14	14
	Fannie Mae Pool #CA3807 3.00% 20497	1,460	1,374
	Fannie Mae Pool #CA3806 3.00% 20497	941	887
	Fannie Mae Pool #FM0007 3.50% 20497	17,115	16,640
	Fannie Mae Pool #FM1954 3.50% 20497	7,239	7,038
	Fannie Mae Pool #FM1589 3.50% 20497	4,704	4,573
	Fannie Mae Pool #FM1262 4.00% 20497	25,162	25,188
	Fannie Mae Pool #FM5507 3.00% 20507	18,969	17,967
	Fannie Mae Pool #BF0145 3.50% 20577	12,754	12,439
	Fannie Mae Pool #BF0264 3.50% 20587	9,600	9,363
	Fannie Mae Pool #BF0332 3.00% 20597	20,766	19,494
	Fannie Mae Pool #BF0497 3.00% 20607	18,133	17,096
	Fannie Mae, Series 2001-4, Class GA, 9.00% 20255,7	—	—
	Fannie Mae, Series 2001-50, Class BA, 7.00% 20417	8	8
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 20417	19	22
	Fannie Mae, Series 2002-W1, Class 2A, 5.017% 20425,7	23	23
	Freddie Mac Pool #ZS8507 3.00% 20287	130	130
	Freddie Mac Pool #ZK7590 3.00% 20297	2,852	2,837
	Freddie Mac Pool #A15120 5.50% 20337	55	57
	Freddie Mac Pool #QN1073 3.00% 20347	51	50
	Freddie Mac Pool #G05196 5.50% 20387	54	59
	Freddie Mac Pool #G05267 5.50% 20387	41	44
	Freddie Mac Pool #G06020 5.50% 20397	79	85
	Freddie Mac Pool #A93948 4.50% 20407	169	175
	Freddie Mac Pool #G05860 5.50% 20407	283	305
	Freddie Mac Pool #RB5138 2.00% 20417	2,743	2,453
	Freddie Mac Pool #G06868 4.50% 20417	191	197
	Freddie Mac Pool #G06841 5.50% 20417	457	492
	Freddie Mac Pool #RB5148 2.00% 20427	5,687	5,044
	Freddie Mac Pool #RB5145 2.00% 20427	2,664	2,382
	Freddie Mac Pool #Z40130 3.00% 20467	22,230	21,271
	Freddie Mac Pool #G61733 3.00% 20477	5,538	5,246
	Freddie Mac Pool #ZT2100 3.00% 20477	116	110
	Freddie Mac Pool #G08789 4.00% 20477	682	687
	Freddie Mac Pool #G67709 3.50% 20487	14,463	14,159
	Freddie Mac Pool #G61628 3.50% 20487	355	348
	Freddie Mac Pool #Q58494 4.00% 20487	1,289	1,292
	Freddie Mac Pool #QA4673 3.00% 20497	31,780	29,899
	Freddie Mac Pool #SD7508 3.50% 20497	11,833	11,505
	Freddie Mac Pool #RA1369 3.50% 20497	2,174	2,113
	Freddie Mac Pool #ZN4842 3.50% 20497	760	739
	Freddie Mac, Series 3061, Class PN, 5.50% 20357	62	66

American Funds Insurance Series    171

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac, Series 3318, Class JT, 5.50% 20377	USD145	$153
mortgage-backed	Freddie Mac, Series 3156, Class PO, principal only, 0% 20367	134	116
obligations	Freddie Mac, Series 3146, Class PO, principal only, 0% 20367	132	112
(continued)	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50% 20577	9,092	9,010
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA,
	3.50% 20587	2,074	2,052
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1,
	3.50% 20327	11,275	11,138
	Government National Mortgage Assn. 2.00% 20527,8	10,080	8,946
	Government National Mortgage Assn. 2.00% 20527,8	4,705	4,180
	Government National Mortgage Assn. 3.00% 20527,8	32,748	30,883
	Government National Mortgage Assn. 3.50% 20527,8	51,755	50,231
	Government National Mortgage Assn. 4.00% 20527,8	70,236	69,796
	Government National Mortgage Assn. 4.00% 20527,8	18,306	18,231
	Government National Mortgage Assn. 4.50% 20527,8	166,259	168,116
	Government National Mortgage Assn. 5.00% 20527,8	152,746	155,968
	Government National Mortgage Assn. 5.00% 20527,8	2,680	2,747
	Government National Mortgage Assn. Pool #MA5817 4.00% 20497	13,668	13,711
	Government National Mortgage Assn. Pool #MA6221 4.50% 20497	5,718	5,823
	Government National Mortgage Assn. Pool #MA6042 5.00% 20497	40	42
	Uniform Mortgage-Backed Security 1.50% 20377,8	3,950	3,593
	Uniform Mortgage-Backed Security 2.50% 20377,8	7,545	7,207
	Uniform Mortgage-Backed Security 3.00% 20377,8	4,006	3,914
	Uniform Mortgage-Backed Security 2.00% 20527,8	34,799	30,177
	Uniform Mortgage-Backed Security 2.50% 20527,8	36,388	32,697
	Uniform Mortgage-Backed Security 3.00% 20527,8	76,300	71,007
	Uniform Mortgage-Backed Security 3.00% 20527,8	70,132	65,338
	Uniform Mortgage-Backed Security 3.50% 20527,8	33,659	32,341
	Uniform Mortgage-Backed Security 4.00% 20527,8	250,157	245,911
	Uniform Mortgage-Backed Security 4.00% 20527,8	12,042	11,858
	Uniform Mortgage-Backed Security 4.50% 20527,8	320,008	320,024
	Uniform Mortgage-Backed Security 4.50% 20527,8	192,067	192,435
	Uniform Mortgage-Backed Security 5.00% 20527,8	152,335	154,766
	Uniform Mortgage-Backed Security 5.00% 20527,8	116,315	118,426
			2,141,104

Commercial	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 20527	100	97
mortgage-backed	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 20527	770	758
securities	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 20617	1,018	949
1.37%	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 20617	130	126
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 20617	205	199
	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 20615,7	2,444	2,447
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 20637	295	259
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 20527	2,541	2,532
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 20535,7	781	789
	Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A,
	(1-month USD CME Term SOFR + 1.767%) 2.27% 20394,5,7	8,575	8,422
	BPR Trust, Series 2022-OANA, Class A,
	(1-month USD CME Term SOFR + 1.898%) 3.177% 20374,5,7	3,822	3,753
	BX Trust, Series 2022-CSMO, Class A,
	(1-month USD CME Term SOFR + 2.11%) 2.865% 20274,5,7	8,476	8,391
	BX Trust, Series 2021-VOLT, Class A,
	(1-month USD-LIBOR + 0.70%) 2.024% 20364,5,7	14,727	14,226
	BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 2.072% 20364,5,7	12,622	12,021
	BX Trust, Series 2021-ARIA, Class A,
	(1-month USD-LIBOR + 0.899%) 2.223% 20364,5,7	5,292	4,985
	BX Trust, Series 2021-VOLT, Class B,
	(1-month USD-LIBOR + 0.95%) 2.274% 20364,5,7	570	537

172    American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Commercial	BX Trust, Series 2021-ARIA, Class B,
mortgage-backed	(1-month USD-LIBOR + 1.297%) 2.621% 20364,5,7	USD995	$ 933
securities	BX Trust, Series 2021-ARIA, Class C,
(continued)	(1-month USD-LIBOR + 1.646%) 2.97% 20364,5,7	996	931
	BX Trust, Series 2022-IND, Class A,
	(1-month USD CME Term SOFR + 1.491%) 2.825% 20374,5,7	5,828	5,684
	BX Trust, Series 2021-SOAR, Class A,
	(1-month USD-LIBOR + 0.67%) 1.994% 20384,5,7	3,741	3,596
	BX Trust, Series 2021-ACNT, Class A,
	(1-month USD-LIBOR + 0.85%) 2.174% 20384,5,7	9,979	9,620
	BX Trust, Series 2021-SOAR, Class B,
	(1-month USD-LIBOR + 0.87%) 2.194% 20384,5,7	433	416
	BX Trust, Series 2021-SOAR, Class C,
	(1-month USD-LIBOR + 1.10%) 2.424% 20384,5,7	293	279
	BX Trust, Series 2021-ACNT, Class B,
	(1-month USD-LIBOR + 1.25%) 2.574% 20384,5,7	339	325
	BX Trust, Series 2021-SOAR, Class D,
	(1-month USD-LIBOR + 1.40%) 2.724% 20384,5,7	740	701
	BX Trust, Series 2021-ACNT, Class C,
	(1-month USD-LIBOR + 1.50%) 2.825% 20384,5,7	100	96
	BX Trust, Series 2021-ACNT, Class D,
	(1-month USD-LIBOR + 1.85%) 3.175% 20384,5,7	151	144
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 20497	610	598
	Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 20464,5,7	312	311
	Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 20477	350	347
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.711% 20485,7	204	193
	CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 20577	1,137	1,105
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 20497	200	193
	Extended Stay America Trust, Series 2021-ESH, Class A,
	(1-month USD-LIBOR + 1.08%) 2.405% 20384,5,7	2,862	2,795
	Extended Stay America Trust, Series 2021-ESH, Class B,
	(1-month USD-LIBOR + 1.38%) 2.705% 20384,5,7	653	635
	Extended Stay America Trust, Series 2021-ESH, Class C,
	(1-month USD-LIBOR + 1.70%) 3.025% 20384,5,7	891	863
	Extended Stay America Trust, Series 2021-ESH, Class D,
	(1-month USD-LIBOR + 2.25%) 3.575% 20384,5,7	682	660
	Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 20364,7	304	292
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 20404,7	1,897	1,573
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 20507	400	387
	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 20527	100	98
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 20537	1,536	1,338
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5,
	4.079% 20477	3,280	3,268
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5,
	3.694% 20507	640	625
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A,
	3.024% 20394,7	7,867	7,258
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4,
	3.648% 20495,7	2,040	1,980
	La Quinta Mortgage Trust, Series 2022-LAQ, Class A,
	(1-month USD CME Term SOFR + 1.724%) 3.058% 20394,5,7	3,258	3,184
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A,
	(1-month USD-LIBOR + 1.05%) 2.374% 20384,5,7	4,555	4,394
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A,
	(1-month USD-LIBOR + 0.801%) 2.125% 20264,5,7	154	150
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5,
	3.741% 20477	5,446	5,389
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4,
	3.306% 20487	410	399
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4,
	3.72% 20497	245	240

American Funds Insurance Series    173

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Commercial	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 20487	USD730	$715
mortgage-backed	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 20495,7	208	195
securities	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 20414,7	4,065	3,459
(continued)	SREIT Trust, Series 2021-FLWR, Class A,
	(1-month USD-LIBOR + 0.577%) 1.901% 20364,5,7	9,351	8,897
	SREIT Trust, Series 2021-FLWR, Class B,
	(1-month USD-LIBOR + 0.926%) 2.25% 20364,5,7	1,000	948
	SREIT Trust, Series 2021-MFP, Class A,
	(1-month USD-LIBOR + 0.731%) 2.055% 20384,5,7	8,739	8,317
	SREIT Trust, Series 2021-MFP, Class B,
	(1-month USD-LIBOR + 1.079%) 2.404% 20384,5,7	263	248
	SREIT Trust, Series 2021-MFP, Class C,
	(1-month USD-LIBOR + 1.329%) 2.653% 20384,5,7	141	133
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 20487	2,413	2,352
	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.219% 20485,7	220	209
	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 20497	2,550	2,506
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 20527	1,019	939
	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 20597	250	244
	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 20607	205	200
			150,853

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 20484,5,7	3,260	3,026
mortgage-backed	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 20554,7	145	140
obligations (privately	Arroyo Mortgage Trust, Series 2022-1, Class A1A,
originated)	2.495% 2056 (3.495% on 2/25/2026)3,4,7	6,315	6,000
1.19%	Bellemeade Re, Ltd., Series 2019-3A, Class M1B,
	(1-month USD-LIBOR + 1.60%) 3.224% 20294,5,7	1,297	1,292
	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 20594,5,7	1,001	924
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 20594,5,7	671	649
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 20614,7	5,155	4,816
	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 20304,5,7	583	576
	Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 20314,5,7	3,400	3,334
	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 20364,5,7	1,983	1,948
	CIM Trust, Series 2022-R2, Class A1, 3.75% 20614,5,7	7,476	7,249
	Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 20604,5,7	235	224
	COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 20664,5,7	2,151	1,960
	Connecticut Avenue Securities, Series 2022-R04, Class 1M1,
	(30-day Average USD-SOFR + 2.00%) 2.926% 20424,5,7	1,505	1,477
	Connecticut Avenue Securities, Series 2022-R06, Class 1M1,
	(30-day Average USD-SOFR + 2.75%) 3.698% 20424,5,7	369	368
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 20374,7	1,578	1,457
	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 20604,5,7	1,726	1,627
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1,
	2.00% 20694,7	2,700	2,908
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A,
	2.00% 20694,7	2,299	2,478
	Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 20514,5,7	3,342	2,873
	Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 20514,5,7	2,302	1,977
	Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 20514,5,7	2,158	1,854
	Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 20514,5,7	2,121	1,818
	Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 20514,5,7	2,021	1,739
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3,
	(1-month USD-LIBOR + 4.70%) 6.324% 20285,7	1,744	1,798
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class M2,
	(30-day Average USD-SOFR + 1.65%) 2.576% 20344,5,7	234	226
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
	Class M1A, (30-day Average USD-SOFR + 2.00%) 2.926% 20424,5,7	2,420	2,383
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4,
	Class M1A, (30-day Average USD-SOFR + 2.20%) 3.126% 20424,5,7	363	359

174    American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Collateralized	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5,
mortgage-backed	Class M1A, (30-day Average USD-SOFR + 2.95%) 3.729% 20424,5,7	USD313	$314
obligations (privately	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2,
originated)	(1-month USD-LIBOR + 1.85%) 3.474% 20504,5,7	3,548	3,516
(continued)	GCAT, Series 2021-NQM6, Class A1, 1.855% 20664,5,7	3,823	3,492
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 20264,7	5,446	4,871
	Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 20514,5,7	914	788
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5,
	3.409% 20507	240	230
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 20614,5,7	914	861
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1,
	4.00% 2061 (7.00% on 4/25/2025)3,4,7,9	3,806	3,671
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1,
	2.25% 2067 (5.25% on 11/25/2024)3,4,7	2,825	2,645
	Mello Warehouse Securitization Trust, Series 2021-3, Class A,
	(1-month USD-LIBOR + 0.85%) 2.474% 20554,5,7	16,160	15,704
	MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 20604,5,7	3,428	3,173
	MRA Issuance Trust, Series 2020-10, Class A3,
	(1-month USD-LIBOR + 1.30%) 2.10% 20224,5,7	8,555	8,448
	PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 20564,5,7	3,760	3,224
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 20394,7	1,132	1,070
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 20314,5,7	4,530	4,359
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 20604,7	11,719	10,815
	Treehouse Park Improvement Association No.1 - Anleihen 9.75% 20334,9,10	1,680	1,490
	Tricon Residential, Series 2021-SFR1, Class A, 1.943% 20384,7	5,038	4,580
			130,731

Other	Nykredit Realkredit AS, Series CCE, 1.00% 20507	DKK78,145	8,664
mortgage-backed	Nykredit Realkredit AS, Series 01E, 1.00% 20537	108,763	11,927
securities	Realkredit Danmark AS 1.00% 20537	29,536	3,239
0.22%
			23,830

	Total mortgage-backed obligations
			2,446,518
Asset-backed obligations 4.43%

	Aesop Funding, LLC, Series 2019-2A, Class A, 3.35% 20254,7	USD2,210	2,175
	Aesop Funding, LLC, Series 2018-2A, Class A, 4.00% 20254,7	2,755	2,756
	Aesop Funding, LLC, Series 2020-1A, Class A, 2.33% 20264,7	7,689	7,322
	Aesop Funding, LLC, Series 2021-1A, Class A, 1.38% 20274,7	3,445	3,087
	Aesop Funding, LLC, Series 2021-1A, Class B, 1.63% 20274,7	531	470
	Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 20274,7	2,427	2,233
	Aesop Funding, LLC, Series 2021-1A, Class C, 2.13% 20274,7	193	170
	Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 20274,7	623	586
	Aesop Funding, LLC, Series 2020-2A, Class C, 4.25% 20274,7	1,279	1,229
	Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 20264,7	701	665
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 20264,7	989	963
	Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 20274,7	1,426	1,402
	AGL CLO, Ltd., Series 2022-18A, Class A1,
	(3-month USD CME Term SOFR + 1.32%) 2.438% 20314,5,7	8,585	8,553
	American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 20264,7	2,387	2,364
	American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.40% 20264,7	2,500	2,422
	American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 20274,7	1,465	1,432
	American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 20274,7	806	765
	American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 20364,7	1,147	1,140
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 20524,7	2,811	2,767
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 20524,7	396	392
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 20277	997	941
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 20277	1,109	1,029
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 20277	2,613	2,404

American Funds Insurance Series    175

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR,
(3-month USD-LIBOR + 1.00%) 2.478% 20304,5,7	USD575	$ 566
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 20344,7	231	219
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 20344,7	269	240
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC,
Series 2021-1, Class A, 2.443% 20464,7	4,201	3,601
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC,
Series 2021-1, Class B, 3.446% 20464,7	497	401
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 20257	400	397
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 20267	210	194
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 20277	206	188
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 20287	538	514
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 20287	884	832
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 20374,7	16,378	14,503
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 20374,7	6,342	5,720
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 20374,7	685	586
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 20414,7	910	818
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 20604,7	18,930	17,179
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 20604,7	1,982	1,698
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 20604,7	3,441	3,093
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 20604,7	373	318
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 20614,7	6,134	5,417
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 20614,7	1,943	1,681
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 20454,7	2,479	2,226
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 20454,7	5,171	4,672
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 20464,7	464	411
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 20254,7	918	917
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 20254,7	1,539	1,541
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 20264,7	694	679
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 20264,7	590	564
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 20264,7	2,591	2,563
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 20284,7	2,111	2,094
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 20284,7	2,797	2,775
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 20294,7	3,549	3,537
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 20257	2,524	2,513
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 20257	1,547	1,548
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 20257	328	328
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 20267	4,020	3,994
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 20277	5,369	5,233
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 20297	4,053	3,798
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 20254,7	128	128
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 20254,7	1,915	1,902
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 20254,7	29	29
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 20254,7	4,250	4,242
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 20264,7	825	787
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 20264,7	449	417
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 20264,7	817	795
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 20274,7	1,179	1,144
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 20274,7	1,231	1,169
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 20274,7	832	774
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 20454,7	463	412
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 20244,7	170	169
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 20257	1,663	1,638
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 20257	780	773
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 20254,7	900	888
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 20257	1,162	1,148
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 20254,7	5,000	4,969
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 20254,7	5,194	5,192
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 20267	1,807	1,739
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 20267	1,012	984
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 20267	3,047	2,999

176    American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 20277	USD2,612	$ 2,436
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 20287	1,201	1,143
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 20374,7	18,033	16,623
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 20384,7	1,393	1,272
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 20394,7	1,743	1,716
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20304,7	17,675	17,625
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20314,7	30,070	29,605
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 20454,7	2,312	2,138
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 20464,7	1,517	1,345
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 20464,7	169	148
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 20404,7	3,084	2,824
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 20414,7	10,425	9,296
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 20414,7	2,913	2,602
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 20414,7	228	201
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 20247	301	298
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 20247	425	422
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 20234,7,9,10	8,590	8,337
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 20254,7	12,703	11,895
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 20254,7	1,171	1,083
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 20254,7	810	747
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 20274,7	17,770	15,703
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 20274,7	1,264	1,119
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 20274,7	859	753
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 20264,7	1,324	1,282
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 20264,7	304	286
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2,
(3-month USD-LIBOR + 1.00%) 2.098% 20304,5,7	900	887
Marathon CLO, Ltd., Series 2017-9A, Class A1AR,
(3-month USD-LIBOR + 1.15%) 2.194% 20294,5,7	660	652
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 20264,7	1,242	1,197
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 20264,7	230	222
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 20694,7	2,721	2,443
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 20694,7	4,424	4,080
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 20704,7	958	848
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 20464,7	4,565	4,074
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 20624,7	358	329
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 20624,7	6,020	5,574
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 20624,7	13,741	12,749
Nelnet Student Loan Trust, Series 2021-C, Class AFL,
(1-month USD-LIBOR + 0.74%) 2.335% 20624,5,7	4,597	4,489
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 20614,7	50,765	44,373
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R,
(3-month USD-LIBOR + 0.97%) 2.154% 20304,5,7	275	271
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 20284,7	240	225
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1,
(3-month USD-LIBOR + 1.00%) 2.524% 20284,5,7	1,355	1,345
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1,
(3-month USD-LIBOR + 0.90%) 1.963% 20294,5,7	292	289
PFS Financing Corp., Series 2021-B, Class A, 0.775% 20264,7	7,884	7,318
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 20244,7	1,815	1,813
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 20254,7	1,355	1,341
Prodigy Finance DAC, Series 2021-1A, Class A,
(1-month USD-LIBOR + 1.25%) 2.874% 20514,5,7	771	758
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 20257	1,510	1,488
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 20257	2,955	2,948
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 20267	2,812	2,724
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 20267	3,344	3,319
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 20267	2,211	2,157
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 20277	1,677	1,614
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 20277	2,236	2,115
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 20277	1,802	1,692

American Funds Insurance Series    177

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Asset-backed obligations (continued)

	Slam, Ltd., Series 2021-1, Class A, 2.434% 20464,7	USD2,732	$ 2,362
	Slam, Ltd., Series 2021-1, Class B, 3.422% 20464,7	503	427
	SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 20464,7	2,478	2,260
	Sound Point CLO, Ltd., Series 2015-1RA, Class AR,
	(3-month USD-LIBOR + 1.08%) 2.124% 20304,5,7	475	469
	Sprite, Ltd., Series 2021-1, Class A, 3.75% 20464,7	3,396	3,078
	Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 20414,7	453	404
	Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 20334,7	1,323	1,235
	Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 20334,7	1,525	1,398
	SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 20754,7	2,581	2,404
	TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 20454,7	3,175	2,884
	Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 20454,7	2,366	2,145
	Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 20454,7	1,364	1,281
	Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 20464,7	6,480	5,665
	Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 20464,7	5,440	4,845
	Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 20464,7	362	322
	TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 20454,7	4,571	4,114
	TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 20464,7	136	117
	Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 20314,7	6,000	5,873
	Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 20454,7	10,965	9,774
	Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 20464,7	4,412	3,860
	Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 20464,7	364	316
	Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 20254,7	1,557	1,519
	Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 20264,7	1,690	1,629
	Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 20264,7	2,181	2,066
	Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 20264,7	1,446	1,350
	Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 20264,7	3,023	2,908
			486,061
Municipals 1.63%

California	G.O. Bonds, Series 2009, 7.50% 2034	2,100	2,700
0.03%	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2021-B, 2.746% 2034	650	562

			3,262

Illinois	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.),
1.48%	Series 2010-C, 6.319% 2029	65	68
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.),
	Series 2009-E, 6.138% 2039	30,835	31,320
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.),
	Series 2010-D, 6.519% 2040	8,945	9,360
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds
	(Qualified School Construction Bonds), Series 2009-G, 1.75% 2025	2,500	2,233
	G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,129
	G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	6,228	6,275
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	107,000	107,781
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,250

			162,416

New York	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose),
0.05%	Series 2021-C, 2.202% 2034	6,390	5,227

Texas	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds,
0.03%	Series 2020-B, 3.236% 2052	4,075	3,274

178    American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Municipals (continued)

Wisconsin	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022,
0.04%	4.95% 2034	USD4,600	$4,359
	Total municipals
			178,538
Bonds & notes of governments & government agencies outside the U.S. 1.27%

	Chile (Republic of) 3.50% 2034	600	535
	Chile (Republic of) 3.10% 2041	2,340	1,786
	Chile (Republic of) 4.34% 2042	1,320	1,178
	Chile (Republic of) 4.00% 2052	580	482
	China (People’s Republic of), Series INBK, 3.81% 2050	CNY13,380	2,160
	China (People’s Republic of), Series INBK, 3.72% 2051	48,340	7,709
	Colombia (Republic of) 4.125% 2051	USD3,120	1,876
	Colombia (Republic of), Series B, 5.75% 2027	COP24,813,800	4,734
	Dominican Republic 5.95% 20274	USD8,100	7,753
	Indonesia (Republic of) 3.35% 2071	1,660	1,179
	Israel (State of) 3.375% 2050	4,750	3,851
	Israel (State of) 3.875% 2050	4,775	4,209
	Panama (Republic of) 3.362% 2031	15,625	13,773
	Panama (Republic of) 3.87% 2060	7,500	5,324
	Panama (Republic of) 4.50% 2063	395	305
	Paraguay (Republic of) 5.00% 2026	1,250	1,230
	Peru (Republic of) 6.35% 2028	PEN5,840	1,439
	Peru (Republic of) 5.94% 2029	6,005	1,434
	Peru (Republic of) 2.783% 2031	USD3,790	3,232
	Peru (Republic of) 6.15% 2032	PEN12,950	2,994
	Peru (Republic of) 3.00% 2034	USD2,400	1,975
	Peru (Republic of) 3.60% 2072	7,640	5,191
	Philippines (Republic of) 3.229% 2027	475	461
	Philippines (Republic of) 3.20% 2046	4,900	3,687
	Philippines (Republic of) 4.20% 2047	272	239
	Portuguese Republic 5.125% 2024	24,775	25,613
	PT Indonesia Asahan Aluminium Tbk 5.71% 20234	1,020	1,035
	PT Indonesia Asahan Aluminium Tbk 4.75% 20254	1,270	1,264
	PT Indonesia Asahan Aluminium Tbk 5.45% 20304	340	320
	PT Indonesia Asahan Aluminium Tbk 5.80% 20504	1,150	928
	Qatar (State of) 4.50% 20284	5,100	5,291
	Qatar (State of) 5.103% 20484	3,400	3,569
	Romania 3.75% 2034	EUR5,625	4,444
	Saudi Arabia (Kingdom of) 3.628% 20274	USD5,000	4,964
	Saudi Arabia (Kingdom of) 3.625% 20284	11,435	11,302
	United Mexican States 3.50% 2034	1,030	853
	United Mexican States 4.40% 2052	675	510

			138,829
Federal agency bonds & notes 0.10%

	Fannie Mae 2.125% 20261	11,910	11,502
	Total bonds, notes & other debt instruments (cost: $11,470,544,000)		10,721,189

American Funds Insurance Series    179

The Bond Fund of America (continued)

Short-term securities 18.26%

Value

Shares(000)

Money market investments 18.26%

	Capital Group Central Cash Fund 1.38%11,12					20,033,647	$ 2,002,964
	Total short-term securities (cost: $2,003,265,000)						2,002,964
	Total investment securities 116.00% (cost: $13,473,809,000)
							12,724,153
	Other assets less liabilities (16.00)%						(1,755,255)
	Net assets 100.00%
							$10,968,898
Futures contracts

							Value and
							unrealized
							appreciation
						Notional	(depreciation)
				Number of		amount	at 6/30/2022
Contracts			Type	contracts	Expiration	(000)	(000)

30 Day Federal Funds Futures			Long	3,679	September 2022	USD1,498,316	$512
90 Day Eurodollar Futures			Long	2,771	September 2022	670,547	(18,008)
3 Month SOFR Futures			Short	658	June 2023	(158,956)	157
2 Year U.S. Treasury Note Futures			Short	4,626	September 2022	(971,532)	(2,450)
5 Year Euro-Bobl Futures			Short	63	September 2022	(8,199)	81
5 Year U.S. Treasury Note Futures			Long	2,237	September 2022	251,103	2,326
10 Year Euro-Bund Futures			Short	51	September 2022	(7,951)	207
10 Year Ultra U.S. Treasury Note Futures			Long	2,281	September 2022	290,542	4,736
10 Year U.S. Treasury Note Futures			Long	2,148	September 2022	254,605	2,999
20 Year U.S. Treasury Bond Futures			Long	1,463	September 2022	202,808	(2,688)
30 Year Ultra U.S. Treasury Bond Futures			Long	855	September 2022	131,964	(2,789)

							$(14,917)
Forward currency contracts

							Unrealized
	Contract amount						appreciation
							(depreciation)

Currency purchased		Currency sold				Settlement	at 6/30/2022
	(000)		(000)	Counterparty		date	(000)

USD	5,555	COP 22,893,650		UBS AG		7/6/2022	$46
COP	22,893,650	USD	5,540	UBS AG		7/6/2022	(30)
USD	3,074	PEN	11,415	Bank of America		7/12/2022	96
KRW	16,629,740	USD	13,220	JPMorgan Chase		7/12/2022	(316)
USD	621	EUR	582	Standard Chartered Bank		7/13/2022	11
USD	1,231	EUR	1,180	JPMorgan Chase		7/18/2022	(7)
USD	26,606	DKK	188,025	Bank of New York Mellon		7/27/2022	65
USD	5,934	EUR	5,628	UBS AG		7/27/2022	25
COP	1,073,945	USD	266	Citibank		7/28/2022	(9)
KRW	32,053,900	USD	24,883	Citibank		8/5/2022	2
USD	5,506	COP 22,893,650		UBS AG		8/8/2022	31
USD	1,413	PEN	5,380	Citibank		8/26/2022	17
USD	643	PEN	2,650	Morgan Stanley		8/26/2022	(45)
USD	830	PEN	3,440	Citibank		8/26/2022	(63)

							$(177)

180    American Funds Insurance Series

The Bond Fund of America (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Unrealized
Receive	Pay	Upfront	appreciation
Notional	Value at	premium	(depreciation)

Payment	Payment	Expiration	amount	6/30/2022	paid	at 6/30/2022
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

SOFR	Annual	0.471%	Annual	10/26/2023	USD87,775	$ 2,890	$—	$ 2,890
0.45801%	Annual	SOFR	Annual	10/26/2023	85,775	(2,838)	—	(2,838)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	78,378	791	—	791
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	72,532	729	—	729
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	27,000	256	—	256
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	19,800	164	—	164
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	4,154	36	—	36
3-month USD-LIBOR	Quarterly	1.972%	Semi-annual	4/26/2051	23,200	4,303	—	4,303
3-month USD-LIBOR	Quarterly	1.9855%	Semi-annual	4/26/2051	8,580	1,568	—	1,568
3-month USD-LIBOR	Quarterly	1.9778%	Semi-annual	4/28/2051	13,500	2,488	—	2,488

$10,387	$—	$10,387
Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection
Upfront	Unrealized
Notional	Value at	premium	appreciation
Reference	Financing	Payment	Expiration	amount	6/30/2022	received	at 6/30/2022
index	rate paid	frequency	date	(000)	(000)	(000)	(000)

CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	USD114,617	$3,452	$(5,302)	$8,754
Investments in affiliates12
Value of	Net	Net	Value of
affiliate at	realized	unrealized	affiliate at	Dividend
1/1/2022	Additions	Reductions	loss	depreciation	6/30/2022	income
(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 18.26%
Money market investments 18.26%
Capital Group Central Cash Fund 1.38%11	$1,311,257	$2,345,528	$1,653,314	$(83)	$(424)	$2,002,964	$3,972

1All or a portion of this security was pledged as collateral. The total value of pledged collateral was $59,465,000, which represented .54% of the net assets of the fund.

2Index-linked bond whose principal amount moves with a government price index.

3Step bond; coupon rate may change at a later date.

4Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,572,955,000, which represented 14.34% of the net assets of the fund.

5Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

6Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.

7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8Purchased on a TBA basis.

9Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $13,498,000, which represented

.12% of the net assets of the fund.

10Value determined using significant unobservable inputs.

11Rate represents the seven-day yield at 6/30/2022.

12Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

American Funds Insurance Series    181

The Bond Fund of America (continued)

Key to abbreviations

Assn. = Association

Auth. = Authority

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

CNY = Chinese yuan

COP = Colombian pesos

DAC = Designated Activity Company

DKK = Danish kroner

EFFR = Effective Federal Funds Rate

EUR = Euros

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

KRW = South Korean won

LIBOR = London Interbank Offered Rate

PEN = Peruvian nuevos soles

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

182    American Funds Insurance Series

Capital World Bond Fund

Investment portfolio June 30, 2022			unaudited
Bonds, notes & other debt instruments 96.02%		Principal amount	Value
		(000)	(000)

Euros	Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)1	EUR4,200	$ 4,424
17.03%	Altria Group, Inc. 1.00% 2023	1,020	1,066
	Altria Group, Inc. 1.70% 2025	1,600	1,583
	Altria Group, Inc. 2.20% 2027	2,900	2,737
	American Honda Finance Corp. 1.95% 2024	560	587
	American Tower Corp. 0.45% 2027	2,525	2,308
	American Tower Corp. 0.875% 2029	1,470	1,255
	AT&T, Inc. 1.60% 2028	2,350	2,310
	Austria (Republic of) 0% 2031	6,900	6,189
	Bank of America Corp. 3.648% 2029
	(3-month EUR-EURIBOR + 3.67% on 3/31/2028)1,2	5,000	5,339
	CaixaBank, SA 2.25% 2030
	(5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)1	2,400	2,340
	Comcast Corp. 0.25% 2029	955	831
	Deutsche Telekom International Finance BV 7.50% 2033	200	288
	Dow Chemical Co. 0.50% 2027	1,110	1,027
	Egypt (Arab Republic of) 5.625% 2030	300	196
	Equinor ASA 1.375% 2032	2,550	2,344
	European Investment Bank 0.25% 2032	4,900	4,333
	European Investment Bank 1.50% 2032	1,000	991
	European Union 0% 2026	1,600	1,584
	European Union 0.25% 2026	610	607
	European Union 0% 2031	705	618
	European Union 0% 2035	220	171
	European Union 0.20% 2036	1,500	1,176
	Finland (Republic of) 1.50% 2032	3,380	3,405
	French Republic O.A.T. 0.10% 20263	10,514	11,696
	French Republic O.A.T. 0% 2030	19,550	17,683
	French Republic O.A.T. 0% 2032	4,020	3,484
	French Republic O.A.T. 0.50% 2040	2,080	1,594
	French Republic O.A.T. 0.75% 2052	5,930	3,963
	Germany (Federal Republic of) 0% 2025	10,970	11,249
	Germany (Federal Republic of) 0% 2026	6,060	6,093
	Germany (Federal Republic of) 0% 2027	17,510	17,478
	Germany (Federal Republic of) 0% 2030	13,340	12,768
	Germany (Federal Republic of) 0% 2031	12,600	11,730
	Germany (Federal Republic of) 0% 2050	1,200	805
	Goldman Sachs Group, Inc. 3.375% 20252	5,000	5,319
	Goldman Sachs Group, Inc. 1.00% 20332	2,705	2,126
	Greece (Hellenic Republic of) 3.375% 2025	5,825	6,258
	Greece (Hellenic Republic of) 0.75% 2031	1,660	1,363
	Greece (Hellenic Republic of) 1.75% 2032	4,810	4,271
	Groupe BPCE SA 4.625% 2023	1,200	1,286
	Groupe BPCE SA 1.00% 2025	2,900	2,901
	Highland Holdings SARL 0.318% 2026	205	192
	Intesa Sanpaolo SpA 6.625% 2023	510	555
	Israel (State of) 2.875% 2024	1,180	1,257
	Italy (Republic of) 1.85% 2025	17,700	18,507
	Italy (Republic of) 1.35% 2030	7	7
	JPMorgan Chase & Co. 0.389% 2028
	(3-month EUR-EURIBOR + 0.65% on 2/24/2027)1,2	3,208	2,965
	KfW 0.125% 2025	590	599
	Lloyds Banking Group PLC 1.75% 2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)1	2,400	2,448
	Morgan Stanley 2.103% 2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)1	580	596
	Morgan Stanley 2.95% 2032 (3-month EUR-EURIBOR +1.245% on 5/7/2031)1	1,535	1,526
	Morocco (Kingdom of) 3.50% 2024	1,400	1,452
	Morocco (Kingdom of) 1.50% 2031	4,100	2,866
	Petroleos Mexicanos 5.50% 2025	2,520	2,650
	Philippines (Republic of) 0.25% 2025	875	855
	Portuguese Republic 0.475% 2030	1,610	1,474
	Quebec (Province of) 0.25% 2031	920	808
	Quebec (Province of) 0.50% 2032	1,155	1,021

American Funds Insurance Series    183

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Euros	Romania 2.125% 2028	EUR1,440	$ 1,246
(continued)	Romania 1.75% 2030	2,560	1,919
	Romania 3.624% 2030	3,660	3,144
	Romania 2.00% 2032	1,605	1,152
	Romania 2.00% 2033	2,900	1,978
	Romania 3.75% 2034	1,440	1,138
	Russian Federation 2.875% 2025	3,000	833
	Russian Federation 2.875% 2025	1,500	417
	Serbia (Republic of) 3.125% 2027	10,287	9,463
	Serbia (Republic of) 1.00% 2028	420	322
	Serbia (Republic of) 1.50% 2029	4,153	3,169
	Spain (Kingdom of) 0.80% 2027	8,970	8,972
	Spain (Kingdom of) 1.45% 2029	1,890	1,913
	Spain (Kingdom of) 1.25% 2030	1,295	1,261
	Spain (Kingdom of) 0.50% 2031	4,645	4,114
	Spain (Kingdom of) 0.70% 2032	4,785	4,258
	Spain (Kingdom of) 1.90% 2052	1,010	799
	State Grid Overseas Investment, Ltd. 1.375% 2025	441	444
	State Grid Overseas Investment, Ltd. 2.125% 2030	200	190
	Stryker Corp. 0.25% 2024	480	480
	Stryker Corp. 0.75% 2029	980	878
	Stryker Corp. 1.00% 2031	450	379
	TOTAL SA 1.75% junior subordinated perpetual bonds
	(5-year EUR-EURIBOR + 1.765% on 4/4/2024)1	2,000	1,973
	Toyota Motor Credit Corp. 0.125% 2027	1,850	1,672
	Tunisia (Republic of) 6.75% 2023	5,209	3,805
	Tunisia (Republic of) 6.75% 2023	1,295	946
	Ukraine 6.75% 2026	3,119	858
	Ukraine 6.75% 2026	1,225	337
	Ukraine 4.375% 2030	2,705	703
	Volkswagen International Finance NV 4.375% junior subordinated perpetual bonds
	(9-year EUR Mid-Swap + 3.36% on 3/28/2031)1	1,300	1,099
			269,416

Japanese yen	Export-Import Bank of India 0.59% 2022	JPY400,000	2,947
8.50%	Japan, Series 18, 0.10% 20243	1,043,840	7,913
	Japan, Series 19, 0.10% 20243	455,063	3,460
	Japan, Series 21, 0.10% 20263	1,008,764	7,794
	Japan, Series 346, 0.10% 2027	777,900	5,758
	Japan, Series 356, 0.10% 2029	3,529,000	25,867
	Japan, Series 24, 0.10% 20293	364,593	2,837
	Japan, Series 359, 0.10% 2030	973,150	7,102
	Japan, Series 116, 2.20% 2030	576,100	4,890
	Japan, Series 26, 0.005% 20313	517,272	4,033
	Japan, Series 362, 0.10% 2031	737,200	5,365
	Japan, Series 363, 0.10% 2031	180,000	1,308
	Japan, Series 145, 1.70% 2033	1,302,050	10,954
	Japan, Series 152, 1.20% 2035	987,100	7,907
	Japan, Series 21, 2.30% 2035	720,000	6,519
	Japan, Series 179, 0.50% 2041	822,650	5,653
	Japan, Series 37, 0.60% 2050	694,500	4,406
	Japan, Series 73, 0.70% 2051	996,800	6,448
	Japan, Series 70, 0.70% 2051	925,450	6,003
	Philippines (Republic of) 0.001% 2024	900,000	6,578
	United Mexican States 0.62% 2022	100,000	737

			134,479

184    American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Chinese yuan	Agricultural Development Bank of China 2.96% 2030	CNY41,790	$ 6,187
renminbi	China (People’s Republic of), Series 1910, 3.86% 2049	103,240	16,766
3.31%	China (People’s Republic of), Series INBK, 3.39% 2050	31,040	4,648
	China (People’s Republic of), Series INBK, 3.81% 2050	54,930	8,866
	China (People’s Republic of), Series INBK, 3.53% 2051	48,570	7,524
	China Development Bank Corp., Series 1814, 4.15% 2025	20,900	3,261
	China Development Bank Corp., Series 1909, 3.50% 2026	10,400	1,592
	China Development Bank Corp., Series 1904, 3.68% 2026	11,700	1,802
	China Development Bank Corp., Series 2009, 3.39% 2027	11,130	1,700

			52,346

British pounds	American Honda Finance Corp. 0.75% 2026	GBP1,420	1,538
3.17%	Asian Development Bank 1.125% 2025	1,240	1,456
	France Télécom 5.375% 2050	300	427
	KfW 1.125% 2025	1,165	1,367
	Lloyds Banking Group PLC 7.625% 2025	655	858
	Quebec (Province of) 2.25% 2026	1,870	2,239
	United Kingdom 0.125% 2026	425	486
	United Kingdom 4.25% 2027	1,120	1,519
	United Kingdom 0.375% 2030	1,740	1,840
	United Kingdom 4.75% 2030	8,230	12,063
	United Kingdom 0.25% 2031	8,690	8,870
	United Kingdom 4.25% 2032	3,010	4,309
	United Kingdom 0.625% 2035	4,620	4,425
	United Kingdom 0.875% 2046	6,030	5,093
	United Kingdom 0.625% 2050	2,805	2,085
	United Kingdom 1.25% 2051	1,480	1,315
	United Kingdom 1.125% 2073	225	176

			50,066

Canadian dollars	Canada 1.00% 2022	CAD1,050	814
2.41%	Canada 0.75% 2024	14,570	10,750
	Canada 0.25% 2026	5,800	4,070
	Canada 2.25% 2029	27,100	19,901
	Canada 2.75% 2048	3,500	2,521

			38,056

Mexican pesos	Petróleos Mexicanos 7.19% 2024	MXN83,847	3,829
2.28%	United Mexican States 4.50% 20253	15,942	805
	United Mexican States, Series M, 5.75% 2026	74,700	3,306
	United Mexican States, Series M, 7.50% 2027	436,720	20,311
	United Mexican States, Series M20, 8.50% 2029	140,400	6,783
	United Mexican States, Series M30, 8.50% 2038	21,100	996

			36,030

Danish kroner	Nordea Kredit 0.50% 20404	DKK18,021	2,079
2.12%	Nykredit Realkredit AS, Series 01E, 0.50% 20404	137,570	15,810
	Nykredit Realkredit AS, Series 01E, 0.50% 20434	134,285	15,302
	Realkredit Danmark AS 1.00% 20534	2,757	302
			33,493

Australian dollars	Australia (Commonwealth of), Series 139, 3.25% 2025	AUD10,810	7,488
2.07%	Australia (Commonwealth of), Series 163, 1.00% 2031	31,664	17,284
	Australia (Commonwealth of), Series 166, 3.00% 2033	12,355	7,968

			32,740

American Funds Insurance Series    185

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Colombian pesos	Colombia (Republic of), Series B, 5.75% 2027	COP17,890,000	$ 3,414
1.00%	Colombia (Republic of), Series UVR, 2.25% 20293	36,689	2,342
	Colombia (Republic of), Series B, 7.00% 2031	36,645,300	6,709
	Colombia (Republic of), Series B, 7.25% 2050	21,884,200	3,343

			15,808

Indonesian rupiah	Indonesia (Republic of), Series 84, 7.25% 2026	IDR22,733,000	1,574
0.68%	Indonesia (Republic of), Series 56, 8.375% 2026	6,725,000	488
	Indonesia (Republic of), Series 59, 7.00% 2027	51,565,000	3,557
	Indonesia (Republic of), Series 78, 8.25% 2029	27,003,000	1,930
	Indonesia (Republic of), Series 82, 7.00% 2030	19,346,000	1,289
	Indonesia (Republic of), Series 68, 8.375% 2034	27,353,000	1,956

			10,794

Malaysian	Malaysia (Federation of), Series 0419, 3.828% 2034	MYR4,026	847
ringgits	Malaysia (Federation of), Series 0519, 3.757% 2040	40,283	7,964
0.56%
			8,811

Brazilian reais	Brazil (Federative Republic of) 6.00% 20223	BRL4,464	831
0.54%	Brazil (Federative Republic of) 10.00% 2023	6,780	1,273
	Brazil (Federative Republic of) 0% 2024	8,440	1,334
	Brazil (Federative Republic of) 6.00% 20243	13,639	2,558
	Brazil (Federative Republic of) 10.00% 2025	14,300	2,577

			8,573

Chilean pesos	Chile (Republic of) 4.00% 2023	CLP2,300,000	2,421
0.48%	Chile (Republic of) 5.80% 2024	1,270,000	1,342
	Chile (Republic of) 1.50% 20263	762,209	822
	Chile (Republic of) 4.50% 2026	50,000	51
	Chile (Republic of) 5.00% 2028	955,000	963
	Chile (Republic of) 4.70% 2030	2,120,000	2,068

			7,667

South Korean won	South Korea (Republic of), Series 2503, 1.50% 2025	KRW5,183,670	3,779
0.47%	South Korea (Republic of), Series 2712, 2.375% 2027	5,158,930	3,716

			7,495

Polish zloty	Poland (Republic of), Series 0725, 3.25% 2025	PLN21,220	4,213
0.32%	Poland (Republic of), Series 1029, 2.75% 2029	4,900	840

			5,053

Russian rubles	Russian Federation 7.00% 2023	RUB430,300	704
0.31%	Russian Federation 6.90% 20295	403,750	661
	Russian Federation 7.65% 20305	712,330	1,166
	Russian Federation 5.90% 20315	79,600	130
	Russian Federation 6.90% 2031	212,995	348
	Russian Federation 8.50% 20315	695,165	1,138
	Russian Federation 7.70% 20335	295,840	484
	Russian Federation 7.25% 20345	121,920	199
			4,830

186    American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

South African rand	South Africa (Republic of), Series R-2030, 8.00% 2030	ZAR30,120	$1,609
0.19%	South Africa (Republic of), Series R-2048, 8.75% 2048	30,850	1,464

			3,073

Peruvian	Peru (Republic of) 6.15% 2032	PEN5,980	1,382
nuevos soles

0.09%

Indian rupees	India (Republic of) 5.15% 2025	INR96,010	1,148
0.07%

Hungarian forints	Hungary (Republic of), Series C, 1.00% 2025	HUF495,300	1,032
0.07%

Romanian leu	Romania 4.75% 2025	RON5,000	962
0.06%

Ukrainian hryvnia	Ukraine 16.06% 2022	UAH86,536	634
0.04%

Norwegian kroner	Norway (Kingdom of) 2.125% 2032	NOK6,615	620
0.04%

U.S. dollars	7-Eleven, Inc. 0.95% 20262	USD520	460
50.21%	7-Eleven, Inc. 1.30% 20282	2,180	1,815
	7-Eleven, Inc. 1.80% 20312	2,015	1,575
	AbbVie, Inc. 2.90% 2022	1,170	1,170
	AbbVie, Inc. 3.20% 2022	200	200
	ACE INA Holdings, Inc. 2.875% 2022	195	195
	ACE INA Holdings, Inc. 3.35% 2026	195	191
	ACE INA Holdings, Inc. 4.35% 2045	425	402
	Advisor Group Holdings, LLC 6.25% 20282	365	319
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	2,102	1,832
	Aeropuerto International de Tocume SA 5.125% 20612	660	524
	Aetna, Inc. 2.80% 2023	340	336
	AG Merger Sub II, Inc. 10.75% 20272	276	273
	Alabama Power Co. 3.00% 2052	980	721
	Albertsons Companies, Inc. 4.625% 20272	125	112
	Albertsons Companies, Inc. 3.50% 20292	140	114
	Alcoa Nederland Holding BV 4.125% 20292	75	67
	Allegheny Technologies, Inc. 4.875% 2029	60	48
	Allegheny Technologies, Inc. 5.125% 2031	45	35
	Alliant Holdings Intermediate, LLC 6.75% 20272	315	280
	Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 20292	65	54
	Allied Universal Holdco, LLC 9.75% 20272	175	149
	Allied Universal Holdco, LLC 6.00% 20292	300	219
	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.489% 20256,7	650	563
	Altria Group, Inc. 5.95% 2049	131	115
	Amazon.com, Inc. 1.50% 2030	2,040	1,697
	American Campus Communities, Inc. 3.75% 2023	1,810	1,812
	American Campus Communities, Inc. 4.125% 2024	1,195	1,202
	American Electric Power Company, Inc. 1.00% 2025	250	225
	American Express Co. 3.375% 2024	4,202	4,176
	AmeriGas Partners LP 5.875% 2026	15	14
	AmeriGas Partners LP 5.75% 2027	25	23

American Funds Insurance Series    187

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Amgen, Inc. 2.20% 2027	USD445	$ 409
(continued)	AmWINS Group, Inc. 4.875% 20292	30	25
	Anglo American Capital PLC 2.25% 20282	454	392
	Anglo American Capital PLC 3.95% 20502	521	400
	Angola (Republic of) 9.50% 2025	3,580	3,295
	Ardagh Group SA 6.50% Cash 20272,8	210	156
	Aretec Escrow Issuer, Inc. 7.50% 20292	225	192
	Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)1	1,921	456
	Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)1	3,025	655
	Arthur J. Gallagher & Co. 3.50% 2051	34	26
	Asbury Automotive Group, Inc. 4.625% 20292	25	21
	Asbury Automotive Group, Inc. 5.00% 20322	30	25
	Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.50% 20296,7	120	111
	Ascent Resources - Utica, LLC 8.25% 20282	175	167
	Ascent Resources - Utica, LLC 5.875% 20292	55	48
	AssuredPartners, Inc. 7.00% 20252	155	146
	AssuredPartners, Inc. 5.625% 20292	205	164
	AstraZeneca PLC 3.50% 2023	2,700	2,709
	AT&T, Inc. 3.50% 2053	2,070	1,573
	Atkore, Inc. 4.25% 20312	25	21
	Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.06% 20286,7	150	142
	Avantor Funding, Inc. 4.625% 20282	65	60
	Avantor Funding, Inc. 3.875% 20292	90	79
	Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)1	6,260	5,832
	Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)1	847	808
	Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)1	3,745	3,335
	Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)1	4,780	3,867
	Bank of Nova Scotia 2.45% 2032	2,100	1,747
	Bausch Health Companies, Inc. 5.75% 20272	140	116
	Bayer AG 3.375% 20242	840	821
	Bayer US Finance II, LLC 4.25% 20252	203	201
	Bayerische Motoren Werke AG 3.90% 20252	900	898
	Bayerische Motoren Werke AG 4.15% 20302	900	883
	Beasley Mezzanine Holdings, LLC 8.625% 20262	30	23
	Belarus (Republic of) 6.875% 2023	4,955	941
	Belarus (Republic of) 7.625% 2027	2,100	347
	Berkshire Hathaway Energy Company 2.85% 2051	300	213
	Blue Racer Midstream, LLC and Blue Racer Finance Corp. 7.625% 20252	65	62
	BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 20266,7	25	23
	BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)1,2	700	586
	BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)1,2	1,275	1,055
	Boeing Company 5.15% 2030	4,000	3,843
	Bombardier, Inc. 7.125% 20262	85	70
	Bombardier, Inc. 6.00% 20282	90	68
	Bombardier, Inc. 7.45% 20342	125	94
	Bonanza Creek Energy, Inc. 5.00% 20262	30	27
	Booz Allen Hamilton, Inc. 3.875% 20282	63	56
	Booz Allen Hamilton, Inc. 4.00% 20292	27	24
	Boyd Gaming Corp. 4.75% 2027	120	109
	Boyne USA, Inc. 4.75% 20292	47	41
	Brandywine Operating Partnership LP 3.95% 2023	190	190
	Braskem Netherlands Finance BV 4.50% 20302	745	637
	British American Tobacco PLC 2.789% 2024	1,150	1,114
	British American Tobacco PLC 3.215% 2026	955	893
	British American Tobacco PLC 3.557% 2027	1,545	1,415
	British American Tobacco PLC 3.462% 2029	1,150	987
	British American Tobacco PLC 4.54% 2047	61	45
	British American Tobacco PLC 4.758% 2049	833	630
	Broadcom, Inc. 3.15% 2025	212	204
	Broadcom, Inc. 4.00% 20292	501	465
	Broadcom, Inc. 4.15% 2030	1,450	1,330
	Broadcom, Inc. 3.419% 20332	698	578

188    American Funds Insurance Series
Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Broadcom, Inc. 3.469% 20342	USD48	$ 39
(continued)	Broadcom, Inc. 3.75% 20512	926	688
	BWX Technologies, Inc. 4.125% 20282	15	13
	BWX Technologies, Inc. 4.125% 20292	195	171
	Caesars Entertainment, Inc. 6.25% 20252	35	34
	Caesars Entertainment, Inc. 4.625% 20292	15	12
	California Resources Corp. 7.125% 20262	65	64
	Callon Petroleum Co. 7.50% 20302	30	28
	Canadian Pacific Railway, Ltd. 2.45% 2031	798	684
	Canadian Pacific Railway, Ltd. 3.10% 2051	1,378	1,017
	Can-Pack SA / Canpack US, LLC 3.875% 20292	90	70
	Carnival Corp. 6.00% 20292	100	71
	CCO Holdings, LLC and CCO Holdings Capital Corp. 3.75% 2028	2,650	2,450
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 20302	340	283
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 20302	135	116
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 20312	155	127
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 20332	162	128
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 20342	90	70
	CDI Escrow Issuer, Inc. 5.75% 20302	70	64
	CDK Global, Inc. 7.25% 20292	75	72
	CEC Entertainment, Inc. 6.75% 20262	50	44
	Cedar Fair LP / Canadas Wonderland Co. / Magnum Management Corp. /
	Millennium Operations, LLC 5.50% 20252	75	73
	Centene Corp. 2.45% 2028	40	33
	Centene Corp. 4.625% 2029	325	304
	Centene Corp. 2.50% 2031	155	124
	Centerfield Media Parent, Inc. 6.625% 20262	113	91
	Central Garden & Pet Co. 4.125% 2030	74	61
	Central Garden & Pet Co. 4.125% 20312	110	88
	Charles River Laboratories International, Inc. 4.25% 20282	55	49
	Charles River Laboratories International, Inc. 4.00% 20312	90	77
	Cheniere Energy Partners LP 4.50% 2029	160	143
	Cheniere Energy Partners LP 4.00% 2031	75	64
	Cheniere Energy Partners LP 3.25% 20322	56	44
	Cheniere Energy, Inc. 4.625% 2028	40	36
	Chesapeake Energy Corp. 4.875% 20225	915	18
	Chesapeake Energy Corp. 5.50% 20262	40	38
	Chesapeake Energy Corp. 5.875% 20292	55	52
	Chesapeake Energy Corp. 6.75% 20292	30	29
	China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023	6,000	5,858
	Cigna Corp. 2.375% 2031	375	317
	Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)1	808	758
	Citigroup, Inc. 2.014% 2026 (USD-SOFR + 0.694% on 1/25/2025)1	421	395
	Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)1	4,500	4,325
	Clarivate Science Holdings Corp. 3.875% 20282	65	54
	CMS Energy Corp. 3.875% 2024	100	100
	CMS Energy Corp. 3.00% 2026	1,200	1,151
	CNX Resources Corp. 7.25% 20272	175	172
	CNX Resources Corp. 6.00% 20292	115	108
	Coinbase Global, Inc. 3.375% 20282	100	63
	Coinbase Global, Inc. 3.625% 20312	85	48
	Colombia (Republic of) 3.875% 2027	350	310
	Commonwealth Bank of Australia 2.688% 20312	4,650	3,789
	Compass Diversified Holdings 5.25% 20292	232	192
	Compass Diversified Holdings 5.00% 20322	65	50
	Comstock Resources, Inc. 6.75% 20292	110	99
	Comstock Resources, Inc. 5.875% 20302	65	56
	Constellation Oil Services Holding SA 4.00% PIK or 3.00% Cash 20268	1,084	905
	Constellium SE 3.75% 20292	125	99
	Consumers Energy Co. 3.375% 2023	345	346
	Corebridge Financial, Inc. 3.90% 20322	748	672
	CoreLogic, Inc. 4.50% 20282	239	184

American Funds Insurance Series    189

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 8.188% 20296,7	USD65	$ 48
(continued)	Corporate Office Properties LP 2.75% 2031	1,212	981
	Covanta Holding Corp. 5.00% 2030	10	8
	Covert Mergeco, Inc. 4.875% 20292	25	20
	CQP Holdco LP / BIP-V Chinook Holdco, LLC 5.50% 20312	400	342
	Crédit Agricole SA 4.375% 20252	1,100	1,083
	Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)1,2	2,675	2,464
	Credit Suisse Group AG 2.95% 2025	875	839
	Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)1,2	1,000	797
	Crestwood Midstream Partners LP 6.00% 20292	85	74
	Crown Castle International Corp. 2.50% 2031	767	628
	CSX Corp. 3.80% 2050	75	63
	CVR Partners LP 6.125% 20282	100	90
	Daimler Trucks Finance North America, LLC 3.65% 20272	725	695
	Dana, Inc. 4.25% 2030	20	16
	Danske Bank AS 3.875% 20232	1,675	1,669
	Darling Ingredients, Inc. 6.00% 20302	80	80
	Dave & Buster’s, Inc. 7.625% 20252	35	35
	DaVita, Inc. 4.625% 20302	65	51
	Deluxe Corp. 8.00% 20292	20	16
	Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)1	850	756
	Deutsche Telekom International Finance BV 9.25% 2032	930	1,237
	Development Bank of Mongolia, LLC 7.25% 2023	1,980	1,916
	Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 20272,7,8	25	25
	Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 20277,8	22	22
	Diamond Sports Group, LLC 6.625% 20272	310	39
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.00% 20236,7	106	90
	Diebold Nixdorf, Inc. 9.375% 20252	300	210
	Digital Currency Group, Inc., Term Loan,
	(3-month USD-LIBOR + 7.00%) 8.00% 20266,7,9,10	19	17
	Digital Currency Group, Inc., Term Loan, 8.75% 20266,9,10	26	22
	DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 6.666% 20276,7	107	99
	DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 20272	165	141
	Discovery Communications, Inc. 3.625% 2030	468	417
	DISH DBS Corp. 5.25% 20262	15	12
	Dominican Republic 5.50% 20252	1,375	1,368
	Dominican Republic 8.625% 20272	225	234
	Dominican Republic 5.50% 20292	350	306
	Dominican Republic 6.40% 20492	813	609
	Duke Energy Corp. 3.75% 2024	550	550
	Duke Energy Progress, LLC 2.00% 2031	2,360	1,957
	Dun & Bradstreet Corp. 5.00% 20292	42	36
	Edison International 5.75% 2027	370	376
	Edison International 4.125% 2028	2,390	2,231
	Edison International 5.00% junior subordinated perpetual bonds
	(5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)1	100	80
	Electricité de France SA 4.875% 20382	795	705
	Empresas Publicas de Medellin ESP 4.25% 20292	1,030	806
	Enbridge, Inc. 4.00% 2023	600	603
	Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 20292	205	155
	Enel Finance International SA 1.375% 20262	1,248	1,097
	Enel Finance International SA 1.875% 20282	1,227	1,030
	Energy Transfer Operating LP 5.00% 2050	2,018	1,720
	Entegris Escrow Corp. 4.75% 20292	45	42
	Entergy Corp. 0.90% 2025	750	676
	EQM Midstream Partners, LP 6.50% 20272	170	158
	EQM Midstream Partners, LP 7.50% 20272	26	25
	EQM Midstream Partners, LP 7.50% 20302	50	48
	EQM Midstream Partners, LP 6.50% 2048	40	31
	EQT Corp. 7.50% 20301	40	43
	Equinix, Inc. 1.80% 2027	1,145	995
	Equinix, Inc. 2.15% 2030	9,390	7,605

190    American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Ethiopia (Federal Democratic Republic of) 6.625% 2024	USD5,750	$3,291
(continued)	Export-Import Bank of India 3.25% 2030	3,489	3,038
	Fair Isaac Corp. 4.00% 20282	140	124
	Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 20224	523	522
	Fannie Mae Pool #MA2754 3.00% 20264	75	74
	Fannie Mae Pool #AP7888 3.50% 20424	367	360
	Fannie Mae Pool #AQ0770 3.50% 20424	136	133
	Fannie Mae Pool #AO4151 3.50% 20424	120	118
	Fertitta Entertainment, Inc. 4.625% 20292	25	21
	Fertitta Entertainment, Inc. 6.75% 20302	25	19
	First Quantum Minerals, Ltd. 6.875% 20262	325	300
	First Quantum Minerals, Ltd. 6.875% 20272	240	215
	First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 20292	85	68
	FirstEnergy Corp., Series B, 4.40% 20271	1,800	1,701
	FirstEnergy Transmission, LLC 2.866% 20282	2,325	1,969
	Florida Power & Light Company 2.875% 2051	1,465	1,093
	FMG Resources 4.375% 20312	175	143
	Ford Motor Co. 3.25% 2032	20	15
	Ford Motor Credit Company, LLC 3.81% 2024	290	282
	Ford Motor Credit Company, LLC 2.90% 2028	200	161
	Ford Motor Credit Company, LLC 4.00% 2030	125	102
	Freddie Mac Pool #ZS8588 3.00% 20304	53	53
	Fresnillo PLC 4.25% 20502	973	716
	Front Range BidCo, Inc. 6.125% 20282	160	116
	Frontier Communications Corp. 5.875% 20272	100	90
	Frontier Communications Corp. 5.00% 20282	65	55
	Frontier Communications Holdings, LLC 5.875% 2029	250	193
	FS Energy and Power Fund 7.50% 20232	170	171
	FXI Holdings, Inc. 7.875% 20242	140	122
	FXI Holdings, Inc. 12.25% 20262	497	443
	General Motors Financial Co. 1.05% 2024	725	688
	Genesis Energy, LP 8.00% 2027	150	133
	GeoPark, Ltd. 6.50% 2024	533	541
	Georgia (Republic of) 2.75% 20262	400	332
	Global Payments, Inc. 2.90% 2030	395	334
	Gol Finance SA 8.00% 20262	70	47
	Goldman Sachs Group, Inc. 2.905% 2023
	(3-month USD-LIBOR + 0.99% on 7/24/2022)1	1,200	1,200
	Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)1	1,080	949
	Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)1	726	588
	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)1	2,510	2,086
	Government National Mortgage Assn. 3.50% 20524,11	7,440	7,221
	GPC Merger Sub, Inc. 7.125% 20282	55	44
	Gray Escrow II, Inc. 5.375% 20312	30	24
	Group 1 Automotive, Inc. 4.00% 20282	145	121
	Groupe BPCE SA 5.15% 20242	1,800	1,801
	Grupo Energia Bogota SA ESP 4.875% 20302	660	579
	Hanesbrands, Inc. 4.875% 20262	100	93
	Harsco Corp. 5.75% 20272	200	160
	Harvest Midstream I, LP 7.50% 20282	25	24
	HCA, Inc. 5.625% 2028	120	118
	Hess Midstream Operations LP 5.50% 20302	30	27
	Hexion, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 5.924% 20296,7	40	36
	Hightower Holding, LLC 6.75% 20292	235	177
	Hilcorp Energy I, LP 6.00% 20302	16	14
	Hilcorp Energy I, LP 6.00% 20312	125	108
	Hilcorp Energy I, LP 6.25% 20322	15	13
	Hilton Worldwide Holdings, Inc. 4.875% 2030	25	23
	Hilton Worldwide Holdings, Inc. 4.00% 20312	55	46
	Holly Energy Partners LP / Holly Energy Finance Corp. 6.375% 20272	10	9
	Holly Energy Partners LP / Holly Energy Finance Corp. 5.00% 20282	12	10
	Honduras (Republic of) 6.25% 2027	2,083	1,638

American Funds Insurance Series    191

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Honduras (Republic of) 5.625% 2030	USD958	$ 650
(continued)	Howard Hughes Corp. 5.375% 20282	315	264
	Howard Hughes Corp. 4.125% 20292	195	151
	Howard Hughes Corp. 4.375% 20312	120	89
	Howard Midstream Energy Partners, LLC 6.75% 20272	60	52
	HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)1	430	428
	HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)1	305	291
	HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)1	4,172	4,082
	HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)1	1,032	837
	Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 2.631% 20237	3,326	3,251
	Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 2.756% 20257	363	341
	Huarong Finance II Co., Ltd. 5.00% 2025	1,007	953
	Huarong Finance II Co., Ltd. 5.50% 2025	880	855
	HUB International, Ltd. 7.00% 20262	230	217
	Hungary (Republic of) 2.125% 20312	2,910	2,256
	Hungary (Republic of) 3.125% 20512	1,255	832
	Hyundai Capital America 3.25% 20222	250	250
	Hyundai Capital America 0.875% 20242	1,200	1,123
	Hyundai Capital America 1.50% 20262	2,375	2,105
	Hyundai Capital America 1.65% 20262	1,800	1,589
	Hyundai Capital America 2.00% 20282	600	505
	Hyundai Capital Services, Inc. 3.75% 20232	2,450	2,448
	Imperial Tobacco Finance PLC 3.50% 20232	2,000	1,989
	Ingles Markets, Inc. 4.00% 20312	140	121
	Intercontinental Exchange, Inc. 4.00% 2027	1,810	1,783
	Intesa Sanpaolo SpA 5.017% 20242	3,270	3,123
	Iraq (Republic of) 6.752% 20232	545	533
	Iron Mountain Information Management Services, Inc. 5.00% 20322	55	45
	Iron Mountain, Inc. 5.25% 20302	155	135
	Israel (State of) 3.375% 2050	1,470	1,192
	Israel (State of) 3.875% 2050	795	701
	Jacobs Entertainment, Inc. 6.75% 20292	25	21
	JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)1	6,710	5,975
	JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)1	125	107
	Kantar Group, LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 6.75% 20266,7	64	60
	KB Home 6.875% 2027	50	48
	Keb Hana Bank 3.25% 20272	1,370	1,318
	Kennedy-Wilson Holdings, Inc. 4.75% 2029	110	89
	Kennedy-Wilson Holdings, Inc. 4.75% 2030	85	67
	Kennedy-Wilson Holdings, Inc. 5.00% 2031	10	8
	Kimberly-Clark Corp. 3.10% 2030	110	103
	Kinder Morgan, Inc. 3.60% 2051	1,500	1,108
	Kinetik Holdings LP 5.875% 20302	60	57
	Kronos Acquisition Holdings, Inc. 5.00% 20262	85	73
	Kronos Acquisition Holdings, Inc. 7.00% 20272	140	105
	Labl Escrow Issuer, LLC 10.50% 20272	45	39
	Labl, Inc. 8.25% 20292	170	129
	Lamb Weston Holdings, Inc. 4.875% 20282	65	61
	Lamb Weston Holdings, Inc. 4.125% 20302	110	96
	Lamb Weston Holdings, Inc. 4.375% 20322	15	13
	Las Vegas Sands Corp. 3.20% 2024	25	24
	LCM Investments Holdings II, LLC 4.875% 20292	39	30
	Ligado Networks, LLC 15.50% PIK 20232,8	245	134
	Lima Metro Line 2 Finance, Ltd. 5.875% 2034	472	467
	Lima Metro Line 2 Finance, Ltd. 5.875% 20342	289	285
	Limited Brands, Inc. 6.625% 20302	70	61
	Limited Brands, Inc. 6.875% 2035	40	33
	Lindblad Expeditions, LLC 6.75% 20272	5	4
	Lloyds Banking Group PLC 1.627% 2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)1	7,000	6,230
	LPL Holdings, Inc. 4.625% 20272	220	206
	LPL Holdings, Inc. 4.375% 20312	85	73

192    American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	LSB Industries, Inc. 6.25% 20282	USD95	$ 84
(continued)	LSC Communications, Inc. 8.75% 20232,5,9,10	430	4
	LSF9 Atlantis Holdings, LLC / Victra Finance Corp. 7.75% 20262	60	51
	Magallanes, Inc. 4.279% 20322	917	820
	Magallanes, Inc. 5.05% 20422	1,928	1,643
	Mallinckrodt PLC 10.00% 20252	720	695
	Masco Corp. 1.50% 2028	791	664
	Mastercard, Inc. 2.00% 2031	600	506
	Meituan Dianping 2.125% 2025	1,730	1,560
	Meituan Dianping 3.05% 20302	3,095	2,306
	Mercer International, Inc. 5.125% 2029	105	90
	Methanex Corp. 5.125% 2027	55	49
	Mexico City Airport Trust 5.50% 2047	432	298
	Midas OpCo Holdings, LLC 5.625% 20292	120	97
	Mineral Resources, Ltd. 8.00% 20272	40	39
	Mineral Resources, Ltd. 8.50% 20302	25	25
	MISC Capital Two (Labuan), Ltd. 3.75% 20272	3,236	3,043
	Mohegan Gaming & Entertainment 8.00% 20262	135	115
	Molina Healthcare, Inc. 3.875% 20302	75	64
	MoneyGram International, Inc. 5.375% 20262	50	48
	Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)1	2,164	1,925
	Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)1	1,396	1,108
	Mozart Debt Merger Sub, Inc. 5.25% 20292	155	128
	MPLX LP 2.65% 2030	837	699
	MPLX LP 5.50% 2049	1,900	1,767
	MSCI, Inc. 3.625% 20312	150	124
	MSCI, Inc. 3.875% 20312	215	184
	Murphy Oil USA, Inc. 4.75% 2029	48	43
	Nabors Industries, Inc. 7.375% 20272	55	52
	National Financial Partners Corp. 6.875% 20282	145	120
	Nationstar Mortgage Holdings, Inc. 5.125% 20302	135	101
	Navient Corp. 5.00% 2027	45	37
	Navient Corp. 4.875% 2028	145	114
	NCL Corp., Ltd. 5.875% 20272	80	69
	NCR Corp. 5.00% 20282	50	42
	NCR Corp. 5.125% 20292	175	148
	Neiman Marcus Group, LLC 7.125% 20262	190	176
	Nestlé Holdings, Inc. 1.50% 20282	4,330	3,797
	Netflix, Inc. 4.875% 2028	45	42
	Netflix, Inc. 4.875% 20302	225	206
	New Fortress Energy, Inc. 6.75% 20252	50	47
	New Fortress Energy, Inc. 6.50% 20262	460	417
	New York Life Global Funding 1.20% 20302	2,725	2,151
	Newcrest Finance Pty, Ltd. 3.25% 20302	909	804
	Newell Brands, Inc. 5.625% 20361	80	69
	Newell Rubbermaid, Inc. 4.70% 2026	80	76
	News Corp. 5.125% 20322	25	22
	Nexstar Broadcasting, Inc. 4.75% 20282	95	82
	Nexstar Escrow Corp. 5.625% 20272	115	105
	NGL Energy Operating, LLC 7.50% 20262	200	181
	NGL Energy Partners LP 7.50% 2023	200	181
	Niagara Mohawk Power Corp. 3.508% 20242	180	177
	Nielsen Finance, LLC and Nielsen Finance Co. 5.625% 20282	180	168
	Nielsen Finance, LLC and Nielsen Finance Co. 4.75% 20312	50	45
	Northern Oil and Gas, Inc. 8.125% 20282	190	179
	NorthRiver Midstream Finance LP 5.625% 20262	105	95
	Nova Chemicals Corp. 5.25% 20272	20	17
	Novelis Corp. 3.25% 20262	15	13
	Novelis Corp. 4.75% 20302	115	96
	Novelis Corp. 3.875% 20312	20	15
	NuStar Logistics, LP 5.625% 2027	80	72
	Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 20292	100	93

American Funds Insurance Series    193

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Oasis Petroleum, Inc. 6.375% 20262	USD35	$ 32
(continued)	Occidental Petroleum Corp. 5.875% 2025	200	200
	Occidental Petroleum Corp. 6.375% 2028	194	197
	Occidental Petroleum Corp. 6.125% 2031	35	36
	State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds
	(Infrastructure Projects), Series 2020-A, 3.216% 2048	1,410	1,103
	Oleoducto Central SA 4.00% 20272	2,535	2,119
	Oleoducto Central SA 4.00% 2027	630	527
	ONEOK, Inc. 5.20% 2048	858	763
	Open Text Corp. 3.875% 20282	25	22
	Option Care Health, Inc. 4.375% 20292	25	21
	Oracle Corp. 2.65% 2026	2,327	2,149
	Oracle Corp. 3.25% 2027	1,880	1,736
	Oracle Corp. 3.60% 2050	980	683
	Oracle Corp. 3.95% 2051	22	16
	Orange SA 9.00% 20311	2,434	3,144
	Owens & Minor, Inc. 6.625% 20302	20	18
	Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 20272	30	29
	Pacific Gas and Electric Co. 2.10% 2027	9,935	8,337
	Pacific Gas and Electric Co. 4.65% 2028	542	503
	Pacific Gas and Electric Co. 3.30% 2040	6,850	4,733
	Pacific Gas and Electric Co. 3.50% 2050	931	624
	Pakistan (Islamic Republic of) 5.625% 2022	6,900	6,486
	Panama (Republic of) 3.75% 20262	465	452
	Panther BF Aggregator 2, LP 6.25% 20262	44	42
	Panther BF Aggregator 2, LP 8.50% 20272	85	82
	Park Intermediate Holdings, LLC 4.875% 20292	65	56
	Parkland Corp. 4.625% 20302	40	33
	Party City Holdings, Inc. 8.75% 20262	5	3
	Peru (Republic of) 2.392% 2026	500	465
	Petróleos Mexicanos 4.625% 2023	1,200	1,176
	Petróleos Mexicanos 6.875% 2025	660	619
	Petróleos Mexicanos 6.875% 2026	1,480	1,336
	Petróleos Mexicanos 6.50% 2027	1,493	1,299
	Petróleos Mexicanos 6.84% 2030	681	538
	Petróleos Mexicanos 5.95% 2031	2,361	1,734
	Petróleos Mexicanos 6.70% 2032	779	596
	Petróleos Mexicanos 6.75% 2047	122	76
	Petróleos Mexicanos 7.69% 2050	55	37
	Petróleos Mexicanos 6.95% 2060	201	124
	PG&E Corp. 5.00% 2028	15	13
	PG&E Corp. 5.25% 2030	125	103
	PGT Innovations, Inc. 4.375% 20292	5	4
	Philip Morris International, Inc. 2.10% 2030	634	520
	Pilgrim’s Pride Corp. 5.875% 20272	25	24
	Post Holdings, Inc. 5.625% 20282	25	24
	Post Holdings, Inc. 4.625% 20302	444	375
	Power Financial Corp., Ltd. 3.35% 2031	1,870	1,554
	Procter & Gamble Company 3.00% 2030	338	319
	PT Indonesia Asahan Aluminium Tbk 5.71% 2023	960	974
	PT Indonesia Asahan Aluminium Tbk 5.45% 20302	500	470
	Qatar Petroleum 3.125% 20412	2,895	2,278
	Radiology Partners, Inc. 9.25% 20282	190	143
	Range Resources Corp. 8.25% 2029	50	51
	Range Resources Corp. 4.75% 20302	65	58
	Raptor Acquisition Corp. 4.875% 20262	180	158
	Real Hero Merger Sub 2, Inc. 6.25% 20292	25	19
	Realogy Corp. 5.75% 20292	135	103
	Realogy Corp. 5.25% 20302	130	97
	Reynolds American, Inc. 4.45% 2025	2,115	2,105
	RLJ Lodging Trust, LP 4.00% 20292	25	21
	Rockcliff Energy II, LLC 5.50% 20292	25	23

194    American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Roller Bearing Company of America, Inc. 4.375% 20292	USD20	$ 17
(continued)	Royal Caribbean Cruises, Ltd. 11.50% 20252	57	59
	Royal Caribbean Cruises, Ltd. 5.375% 20272	40	29
	RP Escrow Issuer, LLC 5.25% 20252	95	82
	Russian Federation 4.25% 20275	1,400	385
	Ryan Specialty Group, LLC 4.375% 20302	45	39
	Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025	33	31
	Santander Holdings USA, Inc. 3.244% 2026	3,750	3,520
	Scentre Group 3.50% 20252	210	204
	Scentre Group 3.75% 20272	110	106
	Scientific Games Corp. 7.00% 20282	40	38
	Scientific Games Corp. 7.25% 20292	75	70
	Scientific Games Holdings LP 6.625% 20302	46	39
	SCIH Salt Holdings, Inc. 4.875% 20282	115	96
	Scotts Miracle-Gro Co. 4.50% 2029	90	74
	Scotts Miracle-Gro Co. 4.375% 2032	55	42
	Sealed Air Corp. 5.00% 20292	40	37
	ServiceNow, Inc. 1.40% 2030	1,830	1,434
	Silgan Holdings, Inc. 4.125% 2028	80	72
	Simmons Foods, Inc. 4.625% 20292	160	136
	Singapore Airlines, Ltd. 3.375% 2029	3,710	3,379
	Sirius XM Radio, Inc. 4.00% 20282	120	104
	Sirius XM Radio, Inc. 3.875% 20312	90	72
	SkyMiles IP, Ltd. 4.75% 20282	25	24
	SM Energy Co. 6.50% 2028	45	41
	Sonic Automotive, Inc. 4.625% 20292	85	66
	Sonic Automotive, Inc. 4.875% 20312	20	15
	Southern California Edison Co. 2.85% 2029	200	177
	Southwestern Energy Co. 5.95% 20251	110	109
	Southwestern Energy Co. 7.75% 2027	20	20
	Southwestern Energy Co. 8.375% 2028	30	32
	Southwestern Energy Co. 5.375% 2030	135	124
	Southwestern Energy Co. 4.75% 2032	25	21
	Sprint Corp. 7.625% 2026	130	137
	Square, Inc. 3.50% 20312	30	24
	Sri Lanka (Democratic Socialist Republic of) 5.75% 20235	2,890	938
	Stellantis Finance US, Inc. 1.711% 20272	1,900	1,654
	Stellantis Finance US, Inc. 2.691% 20312	225	178
	Stericycle, Inc. 3.875% 20292	180	147
	Studio City Finance, Ltd. 6.00% 20252	200	127
	Summit Midstream Holdings / Summit Midstream Finance Corp. 8.50% 20262	55	50
	Sunoco LP 4.50% 2029	90	74
	Sunoco LP 4.50% 20302	35	28
	Surgery Center Holdings 10.00% 20272	175	170
	SVB Financial Group 4.70% junior subordinated perpetual bonds
	(5-year UST Yield Curve Rate T Note Constant Maturity + 3.064%
	on 11/15/2031)1	12	9
	Swiss Re Finance (Luxembourg) SA 5.00% 2049
	(5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)1,2	800	759
	Talen Energy Corp. 7.25% 20272,5	205	202
	Teekay Offshore Partners LP 8.50% 20232,9,10	555	505
	Tencent Holdings, Ltd. 3.24% 20502	3,450	2,385
	Tenet Healthcare Corp. 4.875% 20262	280	259
	Tenet Healthcare Corp. 6.125% 20282	25	21
	Tenet Healthcare Corp. 6.125% 20302	15	14
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,600	4,542
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	3,710	3,626
	State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev.
	Ref. Bonds, Series 2020-B, 3.236% 2052	1,780	1,430
	T-Mobile US, Inc. 2.40% 2029	1,079	933
	Toronto-Dominion Bank 1.25% 2026	2,836	2,520
	Toyota Motor Credit Corp. 3.375% 2030	453	427

American Funds Insurance Series    195

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	TransDigm, Inc. 6.25% 20262	USD65	$63
(continued)	TransDigm, Inc. 5.50% 2027	35	30
	Transocean Guardian, Ltd. 5.875% 20242	29	27
	Transocean Poseidon, Ltd. 6.875% 20272	122	107
	Treehouse Park Improvement Association No.1 - Anleihen 9.75% 20332,9,10	100	89
	Triumph Group, Inc. 6.25% 20242	35	31
	Turkey (Republic of) 6.25% 2022	1,880	1,878
	Turkey (Republic of) 6.35% 2024	2,220	2,058
	Twitter, Inc. 5.00% 20302	35	33
	U.S. Treasury 0.125% 2022	12,340	12,262
	U.S. Treasury 0.125% 2023	12,320	12,148
	U.S. Treasury 2.625% 2023	6,900	6,898
	U.S. Treasury 1.875% 2024	4,515	4,409
	U.S. Treasury 2.50% 2024	8,430	8,356
	U.S. Treasury 0.25% 2025	30,740	28,155
	U.S. Treasury 2.875% 2025	5,400	5,368
	U.S. Treasury 2.875% 2025	1,969	1,962
	U.S. Treasury 0.375% 2026	28,740	26,131
	U.S. Treasury 0.50% 2026	7,453	6,794
	U.S. Treasury 0.75% 2026	4,361	3,970
	U.S. Treasury 0.875% 2026	11,098	10,135
	U.S. Treasury 1.125% 2026	1,698	1,565
	U.S. Treasury 2.50% 2027	2,260	2,205
	U.S. Treasury 2.625% 202712	52,903	51,897
	U.S. Treasury 1.625% 2029	10,760	9,792
	U.S. Treasury 1.375% 203112	15,793	13,683
	U.S. Treasury 1.125% 2040	9,170	6,363
	U.S. Treasury 1.75% 2041	6,050	4,584
	U.S. Treasury 1.875% 204112	18,740	14,646
	U.S. Treasury 2.375% 2042	2,872	2,425
	U.S. Treasury 3.00% 2048	5,045	4,751
	U.S. Treasury 2.00% 205112	13,505	10,394
	U.S. Treasury 2.25% 205212	34,362	28,155
	U.S. Treasury Inflation-Protected Security 0.125% 20223	10,733	10,774
	U.S. Treasury Inflation-Protected Security 0.125% 20243,12	62,331	62,967
	U.S. Treasury Inflation-Protected Security 0.50% 20243	13,220	13,411
	U.S. Treasury Inflation-Protected Security 0.625% 20243	14,907	15,154
	U.S. Treasury Inflation-Protected Security 0.125% 20513	4,152	3,173
	UBS Group AG 1.008% 2024,
	(5-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/30/2023)1,2	1,950	1,889
	UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.212% 20266,7	60	56
	UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 6.212% 20276,7	75	70
	Ukraine 7.75% 20229	6,210	3,105
	Ukraine 7.75% 2024	1,570	406
	Ukraine 6.876% 2029	1,269	314
	Uniform Mortgage-Backed Security 2.50% 20524,11	13,030	11,708
	Uniform Mortgage-Backed Security 3.00% 20524,11	9,500	8,841
	Uniform Mortgage-Backed Security 3.00% 20524,11	790	736
	Uniform Mortgage-Backed Security 3.50% 20524,11	7,450	7,159
	Uniform Mortgage-Backed Security 4.00% 20524,11	7,105	6,997
	Uniform Mortgage-Backed Security 4.50% 20524,11	8,900	8,917
	Uniform Mortgage-Backed Security 4.50% 20524,11	1,560	1,560
	Uniform Mortgage-Backed Security 5.00% 20524,11	5,100	5,193
	Uniform Mortgage-Backed Security 5.00% 20524,11	500	508
	United Rentals, Inc. 4.875% 2028	30	28
	Univision Communications, Inc. 4.50% 20292	235	197
	Univision Communications, Inc. 7.375% 20302	25	24
	US Foods, Inc. 4.625% 20302	35	30
	Valvoline, Inc. 3.625% 20312	85	68
	Venator Materials Corp. 5.75% 20252	140	112
	Venator Materials Corp. 9.50% 20252	185	186
	Venture Global Calcasieu Pass, LLC 3.875% 20292	100	88

196    American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Venture Global Calcasieu Pass, LLC 4.125% 20312	USD125	$107
(continued)	Venture Global Calcasieu Pass, LLC 3.875% 20332	65	54
	Verizon Communications, Inc. 3.15% 2030	575	523
	Verizon Communications, Inc. 2.55% 2031	2,100	1,797
	VICI Properties LP 4.375% 2025	1,563	1,529
	VICI Properties LP 4.625% 20292	15	13
	VICI Properties LP / VICI Note Co., Inc. 3.75% 20272	100	88
	VICI Properties LP / VICI Note Co., Inc. 4.125% 20302	375	324
	Volkswagen Group of America Finance, LLC 4.625% 20252	1,070	1,070
	VZ Secured Financing BV 5.00% 20322	200	166
	W. R. Grace Holdings, LLC 5.625% 20292	20	15
	Warner Music Group 3.75% 20292	150	126
	Warrior Met Coal, Inc. 7.875% 20282	185	177
	WASH Multifamily Acquisition, Inc. 5.75% 20262	195	184
	WEA Finance, LLC 3.75% 20242	535	517
	Weatherford International, Ltd. 11.00% 20242	12	12
	Weatherford International, Ltd. 6.50% 20282	65	58
	Weatherford International, Ltd. 8.625% 20302	60	50
	Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)1	5,788	5,487
	WESCO Distribution, Inc. 7.125% 20252	180	180
	WESCO Distribution, Inc. 7.25% 20282	195	193
	Western Global Airlines, LLC 10.375% 20252	15	14
	Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)1	85	78
	Western Midstream Operating, LP 4.75% 2028	65	59
	Westpac Banking Corp. 2.894% 2030
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)1	2,900	2,751
	WeWork Companies, LLC 5.00% 20252	50	32
	Williams Companies, Inc. 3.50% 2030	763	688
	Williams Companies, Inc. 2.60% 2031	130	109
	Wyndham Destinations, Inc. 6.625% 20262	65	62
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20232	38	37
	Xcel Energy, Inc. 3.35% 2026	2,581	2,495
	Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 7.166% 20276,7	150	142
	Ziggo Bond Co. BV 5.125% 20302	200	157
	Ziggo Bond Finance BV 4.875% 20302	300	255
	ZipRecruiter, Inc. 5.00% 20302	25	21
			794,211
	Total bonds, notes & other debt instruments (cost: $1,783,653,000)
			1,518,719
Preferred securities 0.00%		Shares

U.S. dollars	ACR III LSC Holdings, LLC, Series B, preferred shares2,9,10,13	48	15
0.00%	Total preferred securities (cost: $49,000)
			15

Common stocks 0.02%

U.S. dollars	Diamond Offshore Drilling, Inc.13	36,338	214
0.02%	Diamond Offshore Drilling, Inc.2,13	12,700	75
	Bighorn Permian Resources, LLC9,10,13	531	3
	Constellation Oil Services Holding SA, Class B-19,10,13	1,214,969	—14
	Total common stocks (cost: $727,000)		292

American Funds Insurance Series    197

Capital World Bond Fund (continued)

Short-term securities 6.33%

Value

Shares(000)

Money market investments 6.33%

	Capital Group Central Cash Fund 1.38%15,16						1,001,946	$ 100,175
	Total short-term securities (cost: $100,186,000)							100,175
	Total investment securities 102.37% (cost: $1,884,615,000)
								1,619,201
	Other assets less liabilities (2.37)%							(37,485)
	Net assets 100.00%
								$1,581,716
Futures contracts

								Value and
								unrealized
								(depreciation)
							Notional	appreciation
					Number of		amount	at 6/30/2022
Contracts				Type	contracts	Expiration	(000)	(000)

90 Day Eurodollar Futures				Long	47	December 2022	USD11,316	$ (334)
2 Year U.S. Treasury Note Futures				Short	190	September 2022	(39,903)	46
5 Year Euro-Bobl Futures				Long	192	September 2022	24,988	(262)
5 Year U.S. Treasury Note Futures				Long	798	September 2022	89,575	(398)
10 Year Euro-Bund Futures				Long	183	September 2022	28,532	508
10 Year Italy Government Bond Futures				Short	178	September 2022	(22,966)	31
10 Year Japanese Government Bond Futures				Long	6	September 2022	6,572	36
10 Year Ultra U.S. Treasury Note Futures				Short	59	September 2022	(7,515)	108
10 Year U.S. Treasury Note Futures				Short	194	September 2022	(22,995)	94
10 Year UK Gilt Futures				Long	48	September 2022	6,660	110
20 Year U.S. Treasury Bond Futures				Long	172	September 2022	23,843	(319)
30 Year Euro-Buxl Futures				Long	69	September 2022	11,827	(852)
30 Year Ultra U.S. Treasury Bond Futures				Long	11	September 2022	1,698	(51)

								$(1,283)
Forward currency contracts

								Unrealized
	Contract amount							appreciation
								(depreciation)

Currency purchased		Currency sold					Settlement	at 6/30/2022
	(000)		(000)		Counterparty		date	(000)

BRL	110,886	USD	19,160		Citibank		7/1/2022	$2,021
SEK	23,400	USD	2,378		JPMorgan Chase		7/7/2022	(90)
USD	6,267	CAD	7,881		UBS AG		7/11/2022	145
USD	2,060	HUF	754,350		Bank of America		7/11/2022	70
USD	1,713	AUD	2,380		JPMorgan Chase		7/11/2022	70
JPY	623,410	USD	4,606		BNP Paribas		7/11/2022	(9)
JPY	137,850	USD	1,028		Morgan Stanley		7/11/2022	(12)
PLN	4,470	USD	1,038		HSBC Bank		7/11/2022	(42)
DKK	17,400	USD	2,502		Bank of America		7/11/2022	(49)
PLN	20,540	EUR	4,453		BNP Paribas		7/11/2022	(94)
HUF	2,533,310	EUR	6,465		Citibank		7/11/2022	(96)
USD	3,299	BRL	16,000		HSBC Bank		7/12/2022	253
USD	1,347	BRL	6,470		Citibank		7/12/2022	115
BRL	22,470	USD	4,297		Citibank		7/12/2022	(19)
USD	14,381	DKK	100,190		Standard Chartered Bank		7/13/2022	252
USD	4,002	MXN	78,910		BNP Paribas		7/13/2022	87
USD	1,435	NZD	2,240		Standard Chartered Bank		7/13/2022	36
GBP	7,340	USD	9,194		Morgan Stanley		7/13/2022	(257)

198    American Funds Insurance Series

Capital World Bond Fund (continued)

Forward currency contracts (continued)

	Contract amount					Unrealized
						appreciation

	Currency					(depreciation)
purchased		Currency sold			Settlement	at 6/30/2022
	(000)		(000)	Counterparty	date	(000)

CAD	20,253	USD	15,658	UBS AG	7/15/2022	$76
MYR	11,360	USD	2,580	Standard Chartered Bank	7/15/2022	3
USD	6,307	MYR	27,740	Standard Chartered Bank	7/15/2022	—14
MYR	6,300	USD	1,432	HSBC Bank	7/15/2022	—14
MYR	10,080	USD	2,291	Standard Chartered Bank	7/15/2022	—14
CNH	151,257	USD	22,369	Citibank	7/18/2022	227
CZK	47,290	EUR	1,900	UBS AG	7/18/2022	5
EUR	6,804	PLN	31,970	Goldman Sachs	7/20/2022	27
PLN	1,550	USD	344	BNP Paribas	7/20/2022	1
USD	358	COP	1,453,260	Citibank	7/22/2022	10
EUR	4,670	USD	4,897	JPMorgan Chase	7/25/2022	5
DKK	20,510	EUR	2,757	BNP Paribas	7/25/2022	1
PLN	18,110	EUR	3,878	Goldman Sachs	7/25/2022	(44)
USD	11,532	MXN	232,306	Citibank	7/27/2022	38
CNH	61,490	USD	9,175	UBS AG	7/27/2022	10
CHF	800	USD	837	UBS AG	7/27/2022	3
JPY	798,810	USD	5,895	BNP Paribas	7/27/2022	2
EUR	17,853	DKK	132,800	JPMorgan Chase	7/27/2022	(1)
EUR	2,540	USD	2,678	BNP Paribas	7/27/2022	(11)
ZAR	26,060	USD	1,628	JPMorgan Chase	7/27/2022	(30)
EUR	25,150	USD	26,516	UBS AG	7/27/2022	(112)
JPY	7,317,238	USD	54,441	UBS AG	7/27/2022	(422)
USD	5,920	AUD	8,270	Citibank	7/29/2022	210
USD	2,167	IDR	32,232,353	Citibank	8/4/2022	14
KRW	13,728,070	USD	10,657	Citibank	8/5/2022	1
BRL	140,966	USD	24,130	Citibank	8/10/2022	2,465
USD	11,219	BRL	63,000	JPMorgan Chase	8/10/2022	(667)
USD	13,967	BRL	77,966	Citibank	8/10/2022	(742)
USD	5,044	HUF	1,807,090	Bank of America	1/20/2023	433
USD	5,215	CZK	124,020	Morgan Stanley	1/20/2023	75
CZK	124,020	USD	5,572	Goldman Sachs	1/20/2023	(433)
HUF	1,807,090	USD	5,518	Bank of America	1/20/2023	(908)
PLN	24,520	USD	5,912	BNP Paribas	2/2/2023	(598)

						$2,019

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

								Unrealized
Receive		Pay					Upfront	(depreciation)
					Notional	Value at	premium	appreciation

	Payment		Payment	Expiration	amount	6/30/2022	paid	at 6/30/2022
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD4,428	$ (80)	$—	$ (80)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	37,736	(683)	—	(683)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	13,908	(258)	—	(258)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	34,764	(638)	—	(638)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	5,734	(106)	—	(106)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	5,734	(106)	—	(106)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	6,295	(116)	—	(116)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	11,830	(215)	—	(215)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	11,817	(223)	—	(223)

American Funds Insurance Series    199

Capital World Bond Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

									Unrealized
Receive		Pay						Upfront	(depreciation)
					Notional	Value at		premium	appreciation

	Payment		Payment	Expiration	amount	6/30/2022		paid	at 6/30/2022
Rate	frequency	Rate	frequency	date	(000)		(000)	(000)	(000)

1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	NZD12,043		$(228)	$—	$ (228)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	12,093		(229)	—	(229)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	10,675		(203)	—	(203)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	12,176		(230)	—	(230)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	12,163		(226)	—	(226)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	12,163		(224)	—	(224)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	13,521		(246)	—	(246)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	17,111		(235)	—	(235)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	17,111		(237)	—	(237)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	1,440		(20)	—	(20)
2.495%	Annual	SONIA	Annual	5/5/2024	GBP21,230		(98)	—	(98)
2.42%	Annual	SONIA	Annual	5/5/2024	42,400		(232)	—	(232)
2.363%	Annual	SONIA	Annual	5/11/2024	40,870		(248)	—	(248)
2.9588%	Annual	SONIA	Annual	6/9/2024	26,900		33	—	33
6.255%	28-day	28-day MXN-TIIE	28-day	5/22/2026	MXN47,800		(222)	—	(222)
6.19%	28-day	28-day MXN-TIIE	28-day	5/22/2026	48,400		(230)	—	(230)
6.16%	28-day	28-day MXN-TIIE	28-day	6/9/2026	58,800		(285)	—	(285)
6.5375%	28-day	28-day MXN-TIIE	28-day	6/17/2026	14,000		(59)	—	(59)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026	13,900		(60)	—	(60)
6.47%	28-day	28-day MXN-TIIE	28-day	6/17/2026	14,200		(62)	—	(62)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026	43,000		(181)	—	(181)
6.55%	28-day	28-day MXN-TIIE	28-day	6/18/2026	14,100		(59)	—	(59)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026	27,800		(119)	—	(119)
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	38,700		(161)	—	(161)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	41,600		(174)	—	(174)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	50,900		(213)	—	(213)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	62,600		(256)	—	(256)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	172,500		(707)	—	(707)
6.605%	28-day	28-day MXN-TIIE	28-day	7/6/2026	105,000		(436)	—	(436)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	28,900		(75)	—	(75)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	43,375		(110)	—	(110)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026	70,800		(175)	—	(175)
7.64%	28-day	28-day MXN-TIIE	28-day	10/29/2026	70,800		(177)	—	(177)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	89,445		(243)	—	(243)
7.805%	28-day	28-day MXN-TIIE	28-day	2/23/2027	41,200		(94)	—	(94)
7.82%	28-day	28-day MXN-TIIE	28-day	2/24/2027	41,600		(94)	—	(94)

						$(9,240)		$—	$(9,240)
Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection
								Upfront
								premium	Unrealized
				Notional	Value at		(received)		appreciation
Reference	Financing	Payment	Expiration	amount	6/30/2022			paid	at 6/30/2022
index	rate paid	frequency	date	(000)		(000)		(000)	(000)

CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	USD44,076		$1,327		$ (959)	$2,286
ITRX.EUR.IG.37	1.00%	Quarterly	6/20/2027	EUR23,820		222		(300)	522
CDX.EM.37	1.00%	Quarterly	6/20/2027	USD13,360		1,340		1,134	206
CDX.NA.IG.38	1.00%	Quarterly	6/20/2027	5		—14		—14	—14

						$2,889		$ (125)	$3,014

200    American Funds Insurance Series

Capital World Bond Fund (continued)

Investments in affiliates16

	Value of			Net	Net	Value of
	affiliate at			realized	unrealized	affiliate at	Dividend
	1/1/2022	Additions	Reductions	loss	depreciation	6/30/2022	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 6.33%
Money market investments 6.33%
Capital Group Central Cash Fund 1.38%15	$144,080	$438,028	$481,900	$(10)	$(23)	$100,175	$255

1Step bond; coupon rate may change at a later date.

2Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $122,023,000, which represented 7.71% of the net assets of the fund.

3Index-linked bond whose principal amount moves with a government price index.

4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

5Scheduled interest and/or principal payment was not received.

6Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,479,000, which represented .09% of the net assets of the fund.

7Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

8Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.

9Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,760,000, which represented .24% of the net assets of the fund.

10Value determined using significant unobservable inputs.

11Purchased on a TBA basis.

12All or a portion of this security was pledged as collateral. The total value of pledged collateral was $15,285,000, which represented .97% of the net assets of the fund.

13Security did not produce income during the last 12 months.

14Amount less than one thousand.

15Rate represents the seven-day yield at 6/30/2022.

16Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations
Assn. = Association	KRW = South Korean won
AUD = Australian dollars	LIBOR = London Interbank Offered Rate
BBR = Bank Base Rate	MXN = Mexican pesos
BRL = Brazilian reais	MYR = Malaysian ringgits
CAD = Canadian dollars	NOK = Norwegian kroner
CHF = Swiss francs	NZD = New Zealand dollars
CLP = Chilean pesos	PEN = Peruvian nuevos soles
CME = CME Group	PLN = Polish zloty
CNH = Chinese yuan renminbi	Ref. = Refunding
CNY = Chinese yuan	Rev. = Revenue
COP = Colombian pesos	RON = Romanian leu
CZK = Czech korunas	RUB = Russian rubles
DKK = Danish kroner	SEK = Swedish kronor
EUR = Euros	SOFR = Secured Overnight Financing Rate
EURIBOR = Euro Interbank Offered Rate	SONIA = Sterling Overnight Interbank Average Rate
FRA = Forward Rate Agreement	TBA = To be announced
GBP = British pounds	TIIE = Equilibrium Interbank Interest Rate
HUF = Hungarian forints	UAH = Ukrainian hryvnia
IDR = Indonesian rupiah	USD = U.S. dollars
INR = Indian rupees	ZAR = South African rand
JPY = Japanese yen
Refer to the notes to financial statements.

American Funds Insurance Series    201

American High-Income Trust

Investment portfolio June 30, 2022			unaudited
Bonds, notes & other debt instruments 90.36%		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans 90.27%

Energy	Aethon United BR LP / Aethon United Finance Corp. 8.25% 20261	USD295	$ 287
14.33%	Antero Midstream Partners LP 5.375% 20291	570	512
	Antero Resources Corp. 7.625% 20291	417	425
	Antero Resources Corp. 5.375% 20301	720	658
	Apache Corp. 6.00% 2037	165	152
	Apache Corp. 5.10% 2040	695	589
	Apache Corp. 4.75% 2043	265	207
	Ascent Resources - Utica, LLC 7.00% 20261	2,040	1,900
	Ascent Resources - Utica, LLC 9.00% 20271	170	214
	Ascent Resources - Utica, LLC 8.25% 20281	271	258
	Ascent Resources - Utica, LLC 5.875% 20291	1,205	1,062
	Ascent Resources - Utica, LLC, Term Loan,
	(3-month USD-LIBOR + 9.00%) 10.00% 20251,2,3	228	241
	Blue Racer Midstream, LLC and Blue Racer Finance Corp. 7.625% 20251	676	640
	Bonanza Creek Energy, Inc. 5.00% 20261	685	616
	California Resources Corp. 7.125% 20261	390	382
	Callon Petroleum Co. 7.50% 20301	515	475
	Centennial Resource Production, LLC 6.875% 20271	440	419
	Cheniere Energy Partners LP 4.50% 2029	938	839
	Cheniere Energy Partners LP 4.00% 2031	1,523	1,299
	Cheniere Energy Partners LP 3.25% 20321	1,255	991
	Cheniere Energy, Inc. 7.00% 2024	319	331
	Cheniere Energy, Inc. 5.875% 2025	495	507
	Cheniere Energy, Inc. 4.625% 2028	5,356	4,841
	Chesapeake Energy Corp. 4.875% 20224	4,300	83
	Chesapeake Energy Corp. 5.50% 20261	1,000	954
	Chesapeake Energy Corp. 5.875% 20291	1,420	1,342
	Chesapeake Energy Corp. 6.75% 20291	210	204
	CNX Midstream Partners LP 4.75% 20301	280	236
	CNX Resources Corp. 7.25% 20271	1,878	1,843
	CNX Resources Corp. 6.00% 20291	1,425	1,334
	Comstock Resources, Inc. 6.75% 20291	785	705
	Comstock Resources, Inc. 5.875% 20301	770	664
	Constellation Oil Services Holding SA 4.00% PIK or 3.00% Cash 20265	3,077	2,569
	Continental Resources, Inc. 5.75% 20311	365	354
	CQP Holdco LP / BIP-V Chinook Holdco, LLC 5.50% 20311	2,860	2,444
	Crestwood Midstream Partners LP 5.75% 2025	250	234
	Crestwood Midstream Partners LP 5.625% 20271	290	259
	Crestwood Midstream Partners LP 6.00% 20291	575	503
	Devon Energy Corp. 5.875% 2028	202	206
	Devon Energy Corp. 4.50% 2030	493	466
	Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 20271,3,5	68	67
	Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 20273,5	62	61
	DT Midstream, Inc. 4.125% 20291	1,355	1,152
	DT Midstream, Inc. 4.375% 20311	785	660
	Endeavor Energy Resources LP 6.625% 20251	850	855
	Energean Israel Finance, Ltd. 4.50% 20241	945	892
	Energean Israel Finance, Ltd. 4.875% 20261	1,080	957
	Energean PLC 6.50% 20271	380	338
	EnLink Midstream Partners, LLC 5.625% 20281	660	607
	EQM Midstream Partners, LP 4.125% 2026	127	110
	EQM Midstream Partners, LP 6.50% 20271	2,365	2,203
	EQM Midstream Partners, LP 7.50% 20271	845	817
	EQM Midstream Partners, LP 5.50% 2028	881	762
	EQM Midstream Partners, LP 4.50% 20291	835	679
	EQM Midstream Partners, LP 7.50% 20301	898	864
	EQM Midstream Partners, LP 4.75% 20311	1,645	1,317
	EQM Midstream Partners, LP 6.50% 2048	490	375
	EQT Corp. 6.625% 20256	250	258
	EQT Corp. 5.00% 2029	290	281
	EQT Corp. 7.50% 20306	300	323

202    American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	EQT Corp. 3.625% 20311	USD500	$ 433
(continued)	Genesis Energy, LP 5.625% 2024	120	113
	Genesis Energy, LP 6.50% 2025	1,886	1,742
	Genesis Energy, LP 6.25% 2026	320	286
	Genesis Energy, LP 8.00% 2027	2,895	2,570
	Genesis Energy, LP 7.75% 2028	87	75
	Harbour Energy PLC 5.50% 20261	1,545	1,391
	Harvest Midstream I, LP 7.50% 20281	2,167	2,039
	Hess Midstream Operations LP 4.25% 20301	1,300	1,091
	Hess Midstream Operations LP 5.50% 20301	580	522
	Hess Midstream Partners LP 5.125% 20281	687	618
	Hilcorp Energy I, LP 6.25% 20281	145	137
	Hilcorp Energy I, LP 5.75% 20291	815	717
	Hilcorp Energy I, LP 6.00% 20301	715	623
	Hilcorp Energy I, LP 6.00% 20311	630	544
	Hilcorp Energy I, LP 6.25% 20321	535	471
	Holly Energy Partners LP / Holly Energy Finance Corp. 6.375% 20271	220	208
	Holly Energy Partners LP / Holly Energy Finance Corp. 5.00% 20281	260	223
	Howard Midstream Energy Partners, LLC 6.75% 20271	460	397
	Independence Energy Finance, LLC 7.25% 20261	500	456
	Kinetik Holdings LP 5.875% 20301	660	630
	Lealand Finance Company BV, Term Loan,
	(3-month USD-LIBOR + 3.00%) 4.666% 20242,3	12	7
	Lealand Finance Co. BV, Term Loan,
	(3-month USD-LIBOR + 1.00%) 3.00% PIK and 2.06% Cash 20252,3,5	153	79
	Murphy Oil Corp. 6.875% 2024	59	59
	Murphy Oil Corp. 5.75% 2025	250	248
	Murphy Oil Corp. 6.375% 2028	415	388
	Murphy Oil USA, Inc. 4.75% 2029	670	604
	Murphy Oil USA, Inc. 3.75% 20311	285	243
	Nabors Industries, Inc. 7.375% 20271	1,470	1,398
	Nabors Industries, Ltd. 7.25% 20261	228	203
	Neptune Energy Group Holdings, Ltd. 6.625% 20251	1,250	1,202
	New Fortress Energy, Inc. 6.75% 20251	1,715	1,625
	New Fortress Energy, Inc. 6.50% 20261	3,725	3,381
	NGL Energy Operating, LLC 7.50% 20261	8,720	7,879
	NGL Energy Partners LP 6.125% 2025	2,054	1,562
	Northern Oil and Gas, Inc. 8.125% 20281	1,815	1,713
	NorthRiver Midstream Finance LP 5.625% 20261	625	567
	NuStar Logistics LP 6.00% 2026	286	268
	Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 20291	1,675	1,559
	Oasis Petroleum, Inc. 6.375% 20261	1,065	987
	Occidental Petroleum Corp. 5.875% 2025	710	708
	Occidental Petroleum Corp. 8.00% 2025	1,400	1,476
	Occidental Petroleum Corp. 6.375% 2028	225	228
	Occidental Petroleum Corp. 6.625% 2030	810	836
	Occidental Petroleum Corp. 8.875% 2030	300	345
	Occidental Petroleum Corp. 6.125% 2031	530	538
	Occidental Petroleum Corp. 4.20% 2048	165	129
	Parkland Corp. 4.625% 20301	835	679
	PDC Energy, Inc. 5.75% 2026	600	561
	Petróleos Mexicanos 6.875% 2025	350	328
	Petróleos Mexicanos 8.75% 20291	782	709
	Petrorio Luxembourg SARL 6.125% 20261	320	295
	Range Resources Corp. 4.875% 2025	362	354
	Range Resources Corp. 8.25% 2029	900	919
	Range Resources Corp. 4.75% 20301	970	871
	Rattler Midstream Partners LP 5.625% 20251	955	956
	Rockcliff Energy II, LLC 5.50% 20291	120	109
	Rockies Express Pipeline, LLC 4.95% 20291	550	471
	Sabine Pass Liquefaction, LLC 4.50% 2030	586	562

American Funds Insurance Series    203

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Sanchez Energy Corp. 7.25% 20231,4	USD739	$11
(continued)	SM Energy Co. 5.625% 2025	430	407
	Southwestern Energy Co. 5.95% 20256	215	213
	Southwestern Energy Co. 7.75% 2027	272	278
	Southwestern Energy Co. 8.375% 2028	565	596
	Southwestern Energy Co. 5.375% 2029	340	316
	Southwestern Energy Co. 5.375% 2030	2,470	2,277
	Southwestern Energy Co. 4.75% 2032	1,225	1,050
	Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 20311	335	285
	Summit Midstream Holdings / Summit Midstream Finance Corp. 8.50% 20261	285	257
	Sunoco LP 6.00% 2027	547	522
	Sunoco LP 5.875% 2028	290	265
	Sunoco LP 4.50% 2029	1,680	1,388
	Sunoco LP 4.50% 20301	1,680	1,359
	Tallgrass Energy Partners, LP 7.50% 20251	230	223
	Targa Resources Partners LP 6.50% 2027	133	136
	Targa Resources Partners LP 6.875% 2029	915	935
	Targa Resources Partners LP 5.50% 2030	802	767
	Targa Resources Partners LP 4.875% 2031	695	635
	Teekay Offshore Partners LP 8.50% 20231,7,8	2,009	1,828
	Transocean Guardian, Ltd. 5.875% 20241	288	267
	Transocean Poseidon, Ltd. 6.875% 20271	361	318
	Transocean, Inc. 6.125% 20251	195	179
	Transocean, Inc. 7.25% 20251	500	371
	Transocean, Inc. 11.50% 20271	95	89
	USA Compression Partners, LP 6.875% 2026	359	327
	USA Compression Partners, LP 6.875% 2027	247	220
	Venture Global Calcasieu Pass, LLC 4.125% 20311	2,795	2,397
	Venture Global Calcasieu Pass, LLC 3.875% 20331	650	538
	Weatherford International, Ltd. 11.00% 20241	445	449
	Weatherford International, Ltd. 6.50% 20281	2,130	1,915
	Weatherford International, Ltd. 8.625% 20301	3,220	2,678
	Western Gas Partners LP 4.50% 2028	1,124	1,019
	Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)6	369	341
	Western Midstream Operating, LP 4.75% 2028	160	146
	Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)6	480	417
	Western Midstream Operating, LP 5.75% 2050 (5.50% on 8/1/2022)6	290	234
			121,808

Consumer	Adient Global Holdings, Ltd. 4.875% 20261	225	198
discretionary	Affinity Gaming 6.875% 20271	200	168
13.79%	Allied Universal Holdco, LLC 6.625% 20261	858	789
	Allied Universal Holdco, LLC 9.75% 20271	976	829
	Allied Universal Holdco, LLC 4.625% 20281	490	406
	Allied Universal Holdco, LLC 6.00% 20291	2,790	2,034
	Asbury Automotive Group, Inc. 4.50% 2028	250	217
	Asbury Automotive Group, Inc. 4.625% 20291	1,545	1,279
	Asbury Automotive Group, Inc. 5.00% 20321	355	291
	Atlas LuxCo 4 SARL 4.625% 20281	280	227
	Beazer Homes USA, Inc. 5.875% 2027	540	416
	Boyd Gaming Corp. 4.75% 2027	621	563
	Boyd Gaming Corp. 4.75% 20311	695	589
	Boyne USA, Inc. 4.75% 20291	880	763
	Caesars Entertainment, Inc. 6.25% 20251	1,085	1,049
	Caesars Entertainment, Inc. 8.125% 20271	665	644
	Caesars Entertainment, Inc. 4.625% 20291	3,330	2,598
	Caesars Resort Collection, LLC 5.75% 20251	345	331
	Carnival Corp. 7.625% 20261	1,615	1,255
	Carnival Corp. 10.50% 20261	1,405	1,401

204    American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Carnival Corp. 4.00% 20281	USD3,000	$2,471
discretionary	Carnival Corp. 6.00% 20291	825	582
(continued)	Carnival Corp. 10.50% 20301	850	701
	Carvana Co. 5.625% 20251	485	373
	Carvana Co. 5.50% 20271	1,091	706
	Carvana Co. 5.875% 20281	904	575
	Carvana Co. 4.875% 20291	1,110	633
	CDI Escrow Issuer, Inc. 5.75% 20301	805	734
	CEC Entertainment, Inc. 6.75% 20261	320	282
	Dana, Inc. 4.25% 2030	200	156
	Dana, Inc. 4.50% 2032	375	278
	Dave & Buster’s, Inc. 7.625% 20251	340	336
	Empire Communities Corp. 7.00% 20251	475	376
	Empire Resorts, Inc. 7.75% 20261	670	601
	Everi Holdings, Inc. 5.00% 20291	95	80
	Fertitta Entertainment, Inc. 4.625% 20291	1,260	1,078
	Fertitta Entertainment, Inc. 6.75% 20301	4,100	3,159
	First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 20291	2,135	1,712
	Ford Motor Co. 2.90% 2029	225	177
	Ford Motor Co. 3.25% 2032	310	233
	Ford Motor Co. 5.291% 2046	70	54
	Ford Motor Credit Company, LLC 3.375% 2025	1,115	1,008
	Ford Motor Credit Company, LLC 5.125% 2025	3,835	3,670
	Ford Motor Credit Company, LLC 2.70% 2026	750	640
	Ford Motor Credit Company, LLC 4.542% 2026	1,460	1,339
	Ford Motor Credit Company, LLC 3.815% 2027	1,540	1,312
	Ford Motor Credit Company, LLC 4.125% 2027	835	738
	Ford Motor Credit Company, LLC 4.271% 2027	525	472
	Ford Motor Credit Company, LLC 4.95% 2027	370	345
	Ford Motor Credit Company, LLC 2.90% 2028	550	444
	Ford Motor Credit Company, LLC 5.113% 2029	200	180
	Ford Motor Credit Company, LLC 4.00% 2030	920	747
	Group 1 Automotive, Inc. 4.00% 20281	615	515
	Hanesbrands, Inc. 4.625% 20241	1,945	1,907
	Hanesbrands, Inc. 4.875% 20261	1,624	1,507
	Hilton Grand Vacations Borrower 5.00% 20291	591	480
	Hilton Worldwide Holdings, Inc. 3.75% 20291	200	170
	Hilton Worldwide Holdings, Inc. 4.875% 2030	608	551
	Hilton Worldwide Holdings, Inc. 4.00% 20311	1,010	842
	International Game Technology PLC 6.50% 20251	1,383	1,379
	International Game Technology PLC 4.125% 20261	1,165	1,057
	International Game Technology PLC 5.25% 20291	3,570	3,240
	Jacobs Entertainment, Inc. 6.75% 20291	505	428
	KB Home 6.875% 2027	330	319
	KB Home 7.25% 2030	330	313
	Kontoor Brands, Inc. 4.125% 20291	370	294
	Las Vegas Sands Corp. 3.20% 2024	635	601
	LCM Investments Holdings II, LLC 4.875% 20291	1,185	905
	Levi Strauss & Co. 3.50% 20311	430	352
	Limited Brands, Inc. 6.625% 20301	370	321
	Limited Brands, Inc. 6.875% 2035	1,096	894
	Limited Brands, Inc. 6.75% 2036	655	525
	Lindblad Expeditions, LLC 6.75% 20271	205	176
	Lithia Motors, Inc. 4.625% 20271	270	248
	Lithia Motors, Inc. 3.875% 20291	350	298
	Lithia Motors, Inc. 4.375% 20311	315	269
	LSF9 Atlantis Holdings, LLC / Victra Finance Corp. 7.75% 20261	335	284
	M.D.C. Holdings, Inc. 6.00% 2043	573	469
	Macy’s Retail Holdings, LLC 5.875% 20301	145	122
	Marriott Ownership Resorts, Inc. 4.50% 20291	370	308
	Melco International Development, Ltd. 4.875% 20251	440	329

American Funds Insurance Series    205

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Melco International Development, Ltd. 5.75% 20281	USD1,390	$ 897
discretionary	Melco International Development, Ltd. 5.375% 20291	1,446	875
(continued)	Melco Resorts Finance, Ltd. 5.25% 20261	300	212
	Merlin Entertainment 5.75% 20261	492	450
	MGM Resorts International 6.00% 2023	281	281
	MGM Resorts International 5.50% 2027	401	360
	Midwest Gaming Borrower, LLC 4.875% 20291	180	147
	Mohegan Gaming & Entertainment 8.00% 20261	645	550
	Motel 6 Operating LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 6.666% 20262,3	561	552
	NCL Corp., Ltd. 3.625% 20241	300	250
	NCL Corp., Ltd. 5.875% 20261	825	650
	NCL Corp., Ltd. 5.875% 20271	1,230	1,054
	NCL Corp., Ltd. 7.75% 20291	360	276
	Neiman Marcus Group, LLC 7.125% 20261	2,405	2,224
	Newell Brands, Inc. 5.625% 20366	30	26
	Newell Rubbermaid, Inc. 4.875% 2025	445	439
	Panther BF Aggregator 2, LP 6.25% 20261	140	135
	Panther BF Aggregator 2, LP 8.50% 20271	455	441
	Party City Holdings, Inc. 6.625% 20261	500	295
	Party City Holdings, Inc. 8.75% 20261	3,655	2,463
	Penske Automotive Group, Inc. 3.75% 2029	340	284
	PetSmart, Inc. 4.75% 20281	710	616
	PetSmart, Inc. 7.75% 20291	1,190	1,074
	Premier Entertainment Sub, LLC 5.625% 20291	1,545	1,102
	Premier Entertainment Sub, LLC 5.875% 20311	835	581
	QVC, Inc. 4.85% 2024	75	70
	QVC, Inc. 4.75% 2027	52	41
	QVC, Inc. 4.375% 2028	601	446
	Raptor Acquisition Corp. 4.875% 20261	1,630	1,429
	Real Hero Merger Sub 2, Inc. 6.25% 20291	590	448
	Royal Caribbean Cruises, Ltd. 10.875% 20231	325	327
	Royal Caribbean Cruises, Ltd. 11.50% 20251	1,946	2,004
	Royal Caribbean Cruises, Ltd. 4.25% 20261	1,820	1,296
	Royal Caribbean Cruises, Ltd. 5.50% 20261	715	533
	Royal Caribbean Cruises, Ltd. 5.375% 20271	1,035	755
	Royal Caribbean Cruises, Ltd. 3.70% 2028	270	172
	Royal Caribbean Cruises, Ltd. 5.50% 20281	70	49
	Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025	280	263
	Scientific Games Corp. 8.625% 20251	1,215	1,247
	Scientific Games Corp. 7.00% 20281	1,525	1,433
	Scientific Games Corp. 7.25% 20291	3,090	2,902
	Scientific Games Holdings LP 6.625% 20301	2,305	1,963
	Sonic Automotive, Inc. 4.625% 20291	1,565	1,215
	Sonic Automotive, Inc. 4.875% 20311	2,180	1,643
	Staples, Inc. 7.50% 20261	421	350
	Studio City Co., Ltd. 7.00% 20271	1,175	1,020
	Studio City Finance, Ltd. 6.00% 20251	690	438
	Studio City Finance, Ltd. 5.00% 20291	1,200	621
	Tempur Sealy International, Inc. 4.00% 20291	630	509
	The Gap, Inc. 3.625% 20291	170	120
	The Gap, Inc. 3.875% 20311	108	76
	The Home Co., Inc. 7.25% 20251	940	770
	Travel + Leisure Co. 6.60% 20256	50	49
	Travel + Leisure Co. 6.00% 2027	205	186
	Travel + Leisure Co. 4.50% 20291	1,280	992
	Universal Entertainment Corp. 8.50% 20241	2,945	2,857
	Vail Resorts, Inc. 6.25% 20251	315	315
	VICI Properties LP 4.25% 20261	462	423
	VICI Properties LP 4.625% 20291	265	237
	VICI Properties LP / VICI Note Co., Inc. 5.625% 20241	447	442
	VICI Properties LP / VICI Note Co., Inc. 3.50% 20251	711	666

206    American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	VICI Properties LP / VICI Note Co., Inc. 4.625% 20251	USD900	$858
discretionary	VICI Properties LP / VICI Note Co., Inc. 3.75% 20271	644	568
(continued)	VICI Properties LP / VICI Note Co., Inc. 3.875% 20291	1,400	1,207
	VICI Properties LP / VICI Note Co., Inc. 4.125% 20301	873	755
	WASH Multifamily Acquisition, Inc. 5.75% 20261	995	940
	Wheel Pros, Inc. 6.50% 20291	1,280	906
	Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 6.095% 20282,3	953	791
	Wyndham Destinations, Inc. 6.625% 20261	695	660
	Wyndham Destinations, Inc. 4.625% 20301	400	311
	Wyndham Worldwide Corp. 4.375% 20281	1,280	1,121
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20231	861	828
	Wynn Macau, Ltd. 5.125% 20291	320	199
	Wynn Resorts Finance, LLC 7.75% 20251	494	481
	Wynn Resorts Finance, LLC 5.125% 20291	1,002	791
	Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 7.166% 20272,3	995	940
			117,239

Communication	Altice France Holding SA 10.50% 20271	1,650	1,388
services	Altice France SA 5.125% 20291	1,677	1,271
12.01%	Beasley Mezzanine Holdings, LLC 8.625% 20261	475	357
	Brightstar Escrow Corp. 9.75% 20251	140	133
	Cablevision Systems Corp. 5.375% 20281	457	396
	CCO Holdings, LLC and CCO Holdings Capital Corp. 5.50% 20261	102	100
	CCO Holdings, LLC and CCO Holdings Capital Corp. 5.00% 20281	386	358
	CCO Holdings, LLC and CCO Holdings Capital Corp. 5.375% 20291	360	323
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 20301	3,179	2,650
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 20301	3,437	2,950
	CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031	140	112
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 20311	3,285	2,686
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2032	1,024	833
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 20321	1,225	1,006
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 20331	1,230	972
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 20341	1,960	1,521
	Centerfield Media Parent, Inc. 6.625% 20261	960	776
	CenturyLink, Inc. 6.75% 2023	1,480	1,469
	Cinemark USA, Inc. 5.875% 20261	378	338
	Clear Channel Worldwide Holdings, Inc. 7.75% 20281	570	416
	Clear Channel Worldwide Holdings, Inc. 7.50% 20291	315	227
	Cogent Communications Group, Inc. 3.50% 20261	700	645
	Consolidated Communications, Inc. 5.00% 20281	225	180
	CSC Holdings, LLC 6.50% 20291	600	543
	CSC Holdings, LLC 3.375% 20311	700	520
	Diamond Sports Group, LLC 5.375% 20261	503	126
	Diamond Sports Group, LLC 6.625% 20271	1,056	132
	DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 6.666% 20272,3	1,739	1,608
	DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 20271	3,010	2,577
	DISH DBS Corp. 5.125% 2029	570	348
	Embarq Corp. 7.995% 2036	1,637	1,233
	Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 9.416% 20282,3	465	454
	Front Range BidCo, Inc. 6.125% 20281	839	608
	Frontier Communications Corp. 5.875% 20271	1,550	1,398
	Frontier Communications Corp. 5.00% 20281	3,780	3,222
	Frontier Communications Corp. 6.75% 20291	1,990	1,642
	Frontier Communications Holdings, LLC 5.875% 2029	1,390	1,072
	Frontier Communications Holdings, LLC 6.00% 20301	750	579
	Frontier Communications Holdings, LLC 8.75% 20301	900	912
	Gray Escrow II, Inc. 5.375% 20311	925	743
	Gray Television, Inc. 5.875% 20261	203	190
	Gray Television, Inc. 7.00% 20271	828	798

American Funds Insurance Series    207

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Communication	Gray Television, Inc. 4.75% 20301	USD397	$311
services	iHeartCommunications, Inc. 5.25% 20271	1,995	1,710
(continued)	iHeartCommunications, Inc. 4.75% 20281	250	206
	Iliad Holding SAS 6.50% 20261	1,120	1,010
	Inmarsat PLC 6.75% 20261	725	654
	Kantar Group, LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 6.75% 20262,3	387	360
	Lamar Media Corp. 3.75% 2028	61	54
	Lamar Media Corp. 4.875% 2029	300	271
	Lamar Media Corp. 4.00% 2030	260	219
	Lamar Media Corp. 3.625% 2031	125	103
	Level 3 Financing, Inc. 3.75% 20291	550	426
	Ligado Networks, LLC 15.50% PIK 20231,5	1,727	941
	Ligado Networks, LLC 17.50% PIK 20241,5	290	94
	Live Nation Entertainment, Inc. 3.75% 20281	425	368
	Magallanes, Inc. 4.279% 20321	298	267
	Match Group, Inc. 4.625% 20281	308	280
	Mav Acquisition Corp. 5.75% 20281	520	446
	Midas OpCo Holdings, LLC 5.625% 20291	3,060	2,467
	Netflix, Inc. 4.875% 2028	310	292
	News Corp. 3.875% 20291	1,620	1,403
	News Corp. 5.125% 20321	1,760	1,562
	Nexstar Broadcasting, Inc. 4.75% 20281	2,270	1,951
	Nexstar Escrow Corp. 5.625% 20271	789	722
	Nielsen Finance, LLC and Nielsen Finance Co. 4.50% 20291	49	44
	Qwest Capital Funding, Inc. 6.875% 2028	860	767
	Scripps Escrow II, Inc. 3.875% 20291	750	630
	Sinclair Television Group, Inc. 5.125% 20271	195	165
	Sinclair Television Group, Inc. 4.125% 20301	1,170	930
	Sirius XM Radio, Inc. 3.125% 20261	1,600	1,432
	Sirius XM Radio, Inc. 4.00% 20281	2,385	2,072
	Sirius XM Radio, Inc. 4.125% 20301	445	373
	Sirius XM Radio, Inc. 3.875% 20311	2,590	2,067
	Sprint Corp. 7.625% 2026	950	1,003
	Sprint Corp. 6.875% 2028	6,606	6,966
	Sprint Corp. 8.75% 2032	4,601	5,552
	Summer (BC) BidCo B, LLC 5.50% 20261	365	327
	TEGNA, Inc. 4.625% 2028	478	448
	TEGNA, Inc. 5.00% 2029	686	651
	T-Mobile US, Inc. 2.625% 2026	1,000	909
	T-Mobile US, Inc. 3.375% 2029	1,550	1,361
	T-Mobile US, Inc. 2.875% 2031	460	383
	Twitter, Inc. 5.00% 20301	1,240	1,178
	Univision Communications, Inc. 5.125% 20251	3,195	3,013
	Univision Communications, Inc. 6.625% 20271	3,050	2,910
	Univision Communications, Inc. 4.50% 20291	4,500	3,781
	Univision Communications, Inc. 7.375% 20301	500	489
	Univision Communications, Inc., Term Loan,
	(3-month USD CME Term + 4.50%) 6.25% 20292,3	150	144
	UPC Broadband Finco BV 4.875% 20311	650	532
	Virgin Media O2 4.25% 20311	1,975	1,593
	Virgin Media Secured Finance PLC 4.50% 20301	990	816
	VMED O2 UK Financing I PLC 4.75% 20311	200	162
	VZ Secured Financing BV 5.00% 20321	1,860	1,548
	Warner Music Group 3.75% 20291	1,350	1,130
	Warner Music Group 3.875% 20301	780	650
	Ziggo Bond Co. BV 5.125% 20301	419	329
	Ziggo Bond Finance BV 4.875% 20301	1,550	1,318
	ZipRecruiter, Inc. 5.00% 20301	530	446
			102,048

208    American Funds Insurance Series
American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Health care	AdaptHealth, LLC 5.125% 20301	USD875	$ 739
9.80%	Avantor Funding, Inc. 4.625% 20281	2,040	1,875
	Avantor Funding, Inc. 3.875% 20291	500	438
	Bausch Health Americas, Inc. 9.25% 20261	1,334	957
	Bausch Health Americas, Inc. 8.50% 20271	252	177
	Bausch Health Companies, Inc. 5.75% 20271	735	610
	Bausch Health Companies, Inc. 6.125% 20271	880	750
	Bausch Health Companies, Inc. 4.875% 20281	1,940	1,522
	Bausch Health Companies, Inc. 5.00% 20281	1,297	694
	Bausch Health Companies, Inc. 7.00% 20281	553	317
	Bausch Health Companies, Inc. 5.00% 20291	765	400
	Bausch Health Companies, Inc. 5.25% 20301	752	391
	Bausch Health Companies, Inc. 5.25% 20311	2,955	1,521
	Catalent Pharma Solutions, Inc. 3.125% 20291	285	234
	Catalent Pharma Solutions, Inc. 3.50% 20301	720	588
	Centene Corp. 4.25% 2027	389	364
	Centene Corp. 2.45% 2028	3,240	2,711
	Centene Corp. 4.625% 2029	4,305	4,027
	Centene Corp. 3.00% 2030	2,530	2,103
	Centene Corp. 3.375% 2030	642	546
	Centene Corp. 2.50% 2031	1,485	1,183
	Centene Corp. 2.625% 2031	430	343
	Charles River Laboratories International, Inc. 4.25% 20281	561	505
	Charles River Laboratories International, Inc. 3.75% 20291	680	591
	Charles River Laboratories International, Inc. 4.00% 20311	650	555
	Community Health Systems, Inc. 5.625% 20271	1,550	1,316
	Community Health Systems, Inc. 6.00% 20291	653	542
	Community Health Systems, Inc. 6.875% 20291	240	156
	Community Health Systems, Inc. 5.25% 20301	1,305	994
	DaVita, Inc. 4.625% 20301	800	626
	Encompass Health Corp. 4.50% 2028	496	426
	Encompass Health Corp. 4.75% 2030	285	239
	Endo DAC / Endo Finance, LLC / Endo Finco 9.50% 20271	311	65
	Endo DAC / Endo Finance, LLC / Endo Finco 6.00% 20281	2,613	209
	Endo International PLC 5.875% 20241	520	398
	Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 20291	660	500
	Grifols Escrow Issuer SA 4.75% 20281	630	547
	HCA, Inc. 5.875% 2026	321	323
	HCA, Inc. 5.625% 2028	1,300	1,281
	HCA, Inc. 5.875% 2029	255	256
	HCA, Inc. 3.50% 2030	1,255	1,071
	HCA, Inc. 5.50% 2047	33	30
	HCA, Inc. 5.25% 2049	475	410
	HCA, Inc. 4.625% 20521	233	187
	HCA, Inc. 7.50% 2095	250	256
	HealthEquity, Inc. 4.50% 20291	730	640
	IMS Health Holdings, Inc. 5.00% 20261	823	786
	Jazz Securities DAC 4.375% 20291	1,476	1,316
	Mallinckrodt PLC 10.00% 20251	1,144	1,104
	Minerva Merger Sub, Inc. 6.50% 20301	640	534
	Molina Healthcare, Inc. 4.375% 20281	1,135	1,016
	Molina Healthcare, Inc. 3.875% 20301	2,309	1,977
	Molina Healthcare, Inc. 3.875% 20321	2,115	1,778
	Mozart Debt Merger Sub, Inc. 3.875% 20291	220	188
	Mozart Debt Merger Sub, Inc. 5.25% 20291	1,705	1,406
	Option Care Health, Inc. 4.375% 20291	290	249
	Organon Finance 1, LLC 4.125% 20281	535	475
	Organon Finance 1, LLC 5.125% 20311	240	208
	Owens & Minor, Inc. 4.375% 2024	1,185	1,160
	Owens & Minor, Inc. 4.50% 20291	990	810
	Owens & Minor, Inc. 6.625% 20301	1,075	983

American Funds Insurance Series    209

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Health care	Par Pharmaceutical, Inc. 7.50% 20271	USD4,505	$ 3,438
(continued)	Radiology Partners, Inc. 9.25% 20281	1,503	1,131
	RP Escrow Issuer, LLC 5.25% 20251	1,015	879
	Select Medical Holdings Corp. 6.25% 20261	554	518
	Surgery Center Holdings 10.00% 20271	416	404
	Syneos Health, Inc. 3.625% 20291	530	449
	Team Health Holdings, Inc. 6.375% 20251	704	493
	Team Health Holdings, Inc., Term Loan B,
	(3-month USD CME Term SOFR + 5.25%) 6.775% 20272,3	277	235
	Tenet Healthcare Corp. 4.625% 2024	130	125
	Tenet Healthcare Corp. 4.875% 20261	5,130	4,737
	Tenet Healthcare Corp. 5.125% 20271	710	640
	Tenet Healthcare Corp. 6.25% 20271	500	461
	Tenet Healthcare Corp. 4.625% 20281	890	776
	Tenet Healthcare Corp. 6.125% 20281	640	550
	Tenet Healthcare Corp. 4.25% 20291	990	837
	Tenet Healthcare Corp. 4.375% 20301	1,450	1,230
	Tenet Healthcare Corp. 6.125% 20301	610	565
	Tenet Healthcare Corp. 6.875% 2031	100	89
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	3,379	3,337
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	2,209	2,159
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,514	2,070
	Teva Pharmaceutical Finance Co. BV 4.75% 2027	570	488
	Teva Pharmaceutical Finance Co. BV 6.75% 2028	2,238	2,090
	Teva Pharmaceutical Finance Co. BV 5.125% 2029	6,555	5,417
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	212	133
	Valeant Pharmaceuticals International, Inc. 9.00% 20251	1,971	1,462
			83,316

Materials	Alcoa Nederland Holding BV 5.50% 20271	510	484
9.47%	Alcoa Nederland Holding BV 4.125% 20291	430	385
	Allegheny Technologies, Inc. 5.875% 2027	200	177
	Allegheny Technologies, Inc. 4.875% 2029	1,975	1,578
	Allegheny Technologies, Inc. 5.125% 2031	880	675
	ArcelorMittal 7.00% 2039	488	493
	ArcelorMittal 6.75% 2041	755	748
	Arconic Corp. 6.00% 20251	360	352
	Arconic Rolled Products Corp. 6.125% 20281	200	187
	Ardagh Group SA 6.50% Cash 20271,5	422	314
	Ardagh Metal Packaging Finance USA, LLC 6.00% 20271	750	744
	Ardagh Metal Packaging Finance USA, LLC 3.25% 20281	500	427
	Ardagh Metal Packaging Finance USA, LLC 4.00% 20291	650	524
	Ardagh Packaging Finance 4.125% 20261	900	764
	Axalta Coating Systems, LLC 4.75% 20271	460	414
	Ball Corp. 2.875% 2030	160	129
	Ball Corp. 3.125% 2031	810	655
	BWAY Parent Co., Inc. 5.50% 20241	1,329	1,272
	Can-Pack SA / Canpack US, LLC 3.875% 20291	1,960	1,532
	Cleveland-Cliffs, Inc. 6.75% 20261	362	360
	Cleveland-Cliffs, Inc. 5.875% 2027	2,880	2,691
	Cleveland-Cliffs, Inc. 7.00% 2027	297	295
	Cleveland-Cliffs, Inc. 4.625% 20291	1,655	1,463
	Cleveland-Cliffs, Inc. 4.875% 20311	1,990	1,759
	Consolidated Energy Finance SA 6.50% 20261	600	554
	Consolidated Energy Finance SA 5.625% 20281	735	592
	Constellium SE 3.75% 20291	350	278
	Crown Holdings, Inc. 5.25% 20301	240	225
	CVR Partners LP 6.125% 20281	1,125	1,007
	Diamond (BC) BV 4.625% 20291	205	164

210    American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Materials	Element Solutions, Inc. 3.875% 20281	USD620	$ 513
(continued)	First Quantum Minerals, Ltd. 7.50% 20251	3,893	3,688
	First Quantum Minerals, Ltd. 6.875% 20261	2,726	2,516
	First Quantum Minerals, Ltd. 6.875% 20271	5,910	5,294
	FMG Resources 4.375% 20311	585	479
	Freeport-McMoRan, Inc. 4.25% 2030	437	398
	Freeport-McMoRan, Inc. 5.45% 2043	411	381
	FXI Holdings, Inc. 7.875% 20241	4,740	4,121
	FXI Holdings, Inc. 12.25% 20261	5,685	5,070
	GPC Merger Sub, Inc. 7.125% 20281	534	429
	Graphic Packaging International, LLC 3.75% 20301	600	509
	Hexion, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 5.924% 20292,3	455	409
	Joseph T. Ryerson & Son, Inc. 8.50% 20281	133	137
	Kaiser Aluminum Corp. 4.625% 20281	478	399
	Labl, Inc. 5.875% 20281	500	405
	Labl, Inc. 8.25% 20291	1,300	984
	LSB Industries, Inc. 6.25% 20281	1,510	1,335
	Mercer International, Inc. 5.125% 2029	400	342
	Methanex Corp. 5.125% 2027	3,740	3,307
	Methanex Corp. 5.25% 2029	520	440
	Methanex Corp. 5.65% 2044	465	329
	Mineral Resources, Ltd. 8.00% 20271	1,310	1,279
	Mineral Resources, Ltd. 8.50% 20301	1,720	1,697
	Neon Holdings, Inc. 10.125% 20261	840	801
	Nova Chemicals Corp. 4.875% 20241	675	643
	Nova Chemicals Corp. 5.00% 20251	295	270
	Nova Chemicals Corp. 5.25% 20271	2,036	1,752
	Nova Chemicals Corp. 4.25% 20291	2,330	1,825
	Novelis Corp. 3.25% 20261	745	631
	Novelis Corp. 4.75% 20301	1,013	844
	Novelis Corp. 3.875% 20311	1,417	1,094
	Olin Corp. 5.625% 2029	200	179
	Olin Corp. 5.00% 2030	180	156
	Olympus Water US Holding Corp. 6.25% 20291	265	185
	Owens-Illinois, Inc. 5.875% 20231	420	416
	Owens-Illinois, Inc. 6.375% 20251	265	253
	Rayonier A.M. Products, Inc. 7.625% 20261	85	74
	SCIH Salt Holdings, Inc. 4.875% 20281	2,435	2,029
	SCIH Salt Holdings, Inc. 6.625% 20291	1,225	970
	SCIL IV, LLC 5.375% 20261	500	401
	Scotts Miracle-Gro Co. 4.50% 2029	639	525
	Scotts Miracle-Gro Co. 4.375% 2032	455	347
	Sealed Air Corp. 4.00% 20271	316	286
	Sealed Air Corp. 5.00% 20291	440	412
	Silgan Holdings, Inc. 4.125% 2028	377	339
	Summit Materials, Inc. 6.50% 20271	360	348
	Summit Materials, Inc. 5.25% 20291	955	835
	Trivium Packaging BV 5.50% 20261	330	313
	Trivium Packaging BV 8.50% 20271	403	378
	Tronox, Ltd. 4.625% 20291	730	589
	Unifrax Escrow Issuer Corp. 5.25% 20281	234	187
	Valvoline, Inc. 4.25% 20301	353	295
	Valvoline, Inc. 3.625% 20311	620	497
	Venator Materials Corp. 5.75% 20251	3,501	2,808
	Venator Materials Corp. 9.50% 20251	1,155	1,161
	W. R. Grace Holdings, LLC 4.875% 20271	655	571
	W. R. Grace Holdings, LLC 5.625% 20291	440	325
	Warrior Met Coal, Inc. 7.875% 20281	2,170	2,071
			80,513

American Funds Insurance Series    211

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	AAdvantage Loyalty IP, Ltd. 5.50% 20261	USD990	$ 913
8.65%	ADT Security Corp. 4.125% 20291	735	599
	Allison Transmission Holdings, Inc. 3.75% 20311	1,235	992
	Atkore, Inc. 4.25% 20311	385	320
	Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 7.416% 20292,3	2,180	2,098
	ATS Automation Tooling Systems, Inc. 4.125% 20281	275	230
	Avis Budget Car Rental, LLC 5.75% 20271	885	788
	Avis Budget Group, Inc. 5.375% 20291	900	750
	Avolon Holdings Funding, Ltd. 5.25% 20241	660	649
	Avolon Holdings Funding, Ltd. 2.528% 20271	2,098	1,712
	BlueLinx Holdings, Inc. 6.00% 20291	500	391
	Bohai Financial Investment Holding Co., Ltd. 4.50% 20231	132	131
	Bombardier, Inc. 7.50% 20241	474	446
	Bombardier, Inc. 7.50% 20251	1,242	1,126
	Bombardier, Inc. 7.125% 20261	3,425	2,835
	Bombardier, Inc. 7.875% 20271	5,493	4,587
	Bombardier, Inc. 6.00% 20281	2,475	1,859
	Bombardier, Inc. 7.45% 20341	450	340
	Builders FirstSource, Inc. 4.25% 20321	1,230	939
	BWX Technologies, Inc. 4.125% 20281	740	660
	BWX Technologies, Inc. 4.125% 20291	1,005	884
	Clarivate Science Holdings Corp. 3.875% 20281	1,595	1,337
	Clarivate Science Holdings Corp. 4.875% 20291	1,265	1,042
	Clean Harbors, Inc. 4.875% 20271	766	702
	CoreLogic, Inc. 4.50% 20281	4,279	3,302
	CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 8.188% 20292,3	660	485
	Covanta Holding Corp. 5.00% 2030	1,340	1,097
	Covert Mergeco, Inc. 4.875% 20291	1,295	1,055
	Dun & Bradstreet Corp. 5.00% 20291	1,585	1,371
	Garda World Security Corp. 6.00% 20291	150	115
	GFL Environmental, Inc. 3.50% 20281	1,390	1,194
	Global Infrastructure Solutions, Inc. 5.625% 20291	500	391
	Gol Finance SA 8.00% 2026	200	133
	Harsco Corp. 5.75% 20271	700	561
	Herc Holdings, Inc. 5.50% 20271	200	183
	Howmet Aerospace, Inc. 5.95% 2037	150	142
	Icahn Enterprises Finance Corp. 4.75% 2024	1,080	1,011
	JELD-WEN Holding, Inc. 4.875% 20271	543	424
	Labl Escrow Issuer, LLC 6.75% 20261	450	406
	Labl Escrow Issuer, LLC 10.50% 20271	1,170	1,019
	LSC Communications, Inc. 8.75% 20231,4,7,8	8,933	87
	LSC Communications, Inc., Term Loan B,
	(USD Prime Rate + 4.50%) 7.75% 20222,3,4,7,8	301	3
	Masonite International Corp. 3.50% 20301	530	423
	MasTec, Inc. 4.50% 20281	460	414
	Maxar Technologies, Inc. 7.75% 20271	345	342
	Meritor, Inc. 4.50% 20281	210	202
	Mueller Water Products, Inc. 4.00% 20291	275	240
	Nielsen Finance, LLC and Nielsen Finance Co. 5.625% 20281	250	233
	Nielsen Finance, LLC and Nielsen Finance Co. 5.875% 20301	1,100	1,012
	Nielsen Finance, LLC and Nielsen Finance Co. 4.75% 20311	511	460
	Park River Holdings, Inc. 5.625% 20291	775	484
	PGT Innovations, Inc. 4.375% 20291	1,125	889
	Pitney Bowes, Inc. 6.875% 20271	600	477
	PM General Purchaser, LLC 9.50% 20281	2,198	1,779
	Prime Security Services Borrower, LLC 3.375% 20271	475	393
	Prime Security Services Borrower, LLC 6.25% 20281	627	526
	R.R. Donnelley & Sons Co. 6.125% 20261	375	351
	Roller Bearing Company of America, Inc. 4.375% 20291	170	145
	Sensata Technologies, Inc. 3.75% 20311	500	402
	SkyMiles IP, Ltd. 4.75% 20281	1,715	1,621

212    American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	SRS Distribution, Inc. 4.625% 20281	USD480	$ 421
(continued)	Stericycle, Inc. 5.375% 20241	1,135	1,098
	Stericycle, Inc. 3.875% 20291	1,360	1,114
	The Brink’s Co. 4.625% 20271	719	640
	Titan International, Inc. 7.00% 2028	750	706
	TransDigm, Inc. 6.25% 20261	1,638	1,584
	TransDigm, Inc. 6.375% 2026	240	225
	TransDigm, Inc. 6.875% 2026	460	430
	TransDigm, Inc. 5.50% 2027	855	728
	TransDigm, Inc. 4.625% 2029	155	125
	TransDigm, Inc. 4.875% 2029	450	367
	Triumph Group, Inc. 6.25% 20241	4,172	3,727
	Triumph Group, Inc. 8.875% 20241	536	541
	Triumph Group, Inc. 7.75% 20251	1,140	879
	Uber Technologies, Inc. 8.00% 20261	498	497
	United Airlines Holdings, Inc. 6.50% 20271	3,795	3,741
	United Airlines, Inc. 4.375% 20261	480	425
	United Airlines, Inc. 4.625% 20291	660	562
	United Rentals, Inc. 4.875% 2028	680	644
	United Rentals, Inc. 3.875% 2031	525	444
	United Rentals, Inc. 3.75% 2032	450	370
	Vertical Holdco GMBH 7.625% 20281	835	751
	Vertical U.S. Newco, Inc. 5.25% 20271	2,055	1,836
	WESCO Distribution, Inc. 7.125% 20251	675	675
	WESCO Distribution, Inc. 7.25% 20281	735	729
	Western Global Airlines, LLC 10.375% 20251	475	458
	XPO Logistics, Inc. 6.25% 20251	136	135
			73,554

Financials	Advisor Group Holdings, LLC 6.25% 20281	2,191	1,915
7.21%	AG Merger Sub II, Inc. 10.75% 20271	3,800	3,763
	Alliant Holdings Intermediate, LLC 6.75% 20271	1,741	1,549
	Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 20271	890	771
	Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 20291	1,560	1,297
	AmWINS Group, Inc. 4.875% 20291	1,260	1,033
	Aretec Escrow Issuer, Inc. 7.50% 20291	2,375	2,028
	Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.50% 20292,3	1,245	1,153
	AssuredPartners, Inc. 8.00% 20271	437	410
	AssuredPartners, Inc. 5.625% 20291	365	293
	BroadStreet Partners, Inc. 5.875% 20291	575	451
	Castlelake Aviation Finance DAC 5.00% 20271	1,840	1,531
	Coinbase Global, Inc. 3.375% 20281	1,875	1,186
	Coinbase Global, Inc. 3.625% 20311	1,545	872
	Compass Diversified Holdings 5.25% 20291	4,005	3,313
	Compass Diversified Holdings 5.00% 20321	1,330	1,031
	Credit Acceptance Corp. 5.125% 20241	325	307
	Digital Currency Group, Inc., Term Loan,
	(3-month USD-LIBOR + 7.00%) 8.00% 20262,3,7,8	947	838
	Digital Currency Group, Inc., Term Loan, 8.75% 20262,7,8	1,263	1,074
	FS Energy and Power Fund 7.50% 20231	2,784	2,795
	Hightower Holding, LLC 6.75% 20291	905	682
	HUB International, Ltd. 7.00% 20261	2,310	2,177
	HUB International, Ltd. 5.625% 20291	240	199
	Icahn Enterprises Finance Corp. 5.25% 2027	277	246
	Icahn Enterprises Finance Corp. 4.375% 2029	675	547
	Iron Mountain Information Management Services, Inc. 5.00% 20321	725	587
	Ladder Capital Corp. 4.25% 20271	1,429	1,156
	LPL Holdings, Inc. 4.625% 20271	1,592	1,489
	LPL Holdings, Inc. 4.00% 20291	1,370	1,174

American Funds Insurance Series    213

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	LPL Holdings, Inc. 4.375% 20311	USD1,135	$ 972
(continued)	MGIC Investment Corp. 5.25% 2028	525	471
	MidCap Financial Issuer Trust 6.50% 20281	750	647
	MSCI, Inc. 4.00% 20291	900	800
	MSCI, Inc. 3.625% 20301	66	55
	MSCI, Inc. 3.625% 20311	1,325	1,093
	MSCI, Inc. 3.875% 20311	1,450	1,244
	MSCI, Inc. 3.25% 20331	945	755
	National Financial Partners Corp. 6.875% 20281	739	612
	Navient Corp. 5.50% 2023	1,429	1,419
	Navient Corp. 5.875% 2024	1,450	1,335
	Navient Corp. 6.125% 2024	1,147	1,090
	Navient Corp. 6.75% 2025	550	497
	Navient Corp. 6.75% 2026	400	355
	Navient Corp. 5.00% 2027	2,883	2,375
	Navient Corp. 4.875% 2028	320	251
	Navient Corp. 5.50% 2029	2,280	1,761
	Navient Corp. 5.625% 2033	1,778	1,237
	Onemain Finance Corp. 3.875% 2028	206	158
	OneMain Holdings, Inc. 7.125% 2026	1,335	1,237
	Owl Rock Capital Corp. 3.75% 2025	600	556
	Owl Rock Capital Corp. 3.40% 2026	290	255
	Owl Rock Capital Corp. II 4.625% 20241	450	428
	Owl Rock Capital Corp. III 3.125% 20271	600	513
	Owl Rock Core Income Corp. 4.70% 20271	800	730
	Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 20271	1,893	1,816
	Quicken Loans, LLC 3.625% 20291	455	359
	Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 20261	520	431
	Ryan Specialty Group, LLC 4.375% 20301	725	632
	Springleaf Finance Corp. 6.125% 2024	367	351
	Springleaf Finance Corp. 6.625% 2028	340	304
	Springleaf Finance Corp. 5.375% 2029	183	149
	Starwood Property Trust, Inc. 4.375% 20271	570	496
			61,251

Information	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.489% 20252,3	3,674	3,181
technology	Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.506% 20252,3	822	797
4.88%	Avaya, Inc. 6.125% 20281	490	321
	Black Knight, Inc. 3.625% 20281	410	356
	BMC Software, Inc. 7.125% 20251	180	173
	BMC Software, Inc. 9.125% 20261	240	225
	BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 20262,3	1,220	1,136
	Booz Allen Hamilton, Inc. 3.875% 20281	1,765	1,565
	Booz Allen Hamilton, Inc. 4.00% 20291	880	769
	CA Magnum Holdings 5.375% 20261	220	191
	CDK Global, Inc. 7.25% 20291	1,550	1,494
	Ciena Corp. 4.00% 20301	440	380
	CommScope Finance, LLC 6.00% 20261	430	397
	CommScope Finance, LLC 8.25% 20271	310	246
	CommScope Technologies, LLC 6.00% 20251	380	329
	CommScope Technologies, LLC 5.00% 20271	220	163
	Condor Merger Sub, Inc. 7.375% 20301	850	693
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.00% 20232,3	1,631	1,384
	Diebold Nixdorf, Inc. 9.375% 20251	7,304	5,116
	Diebold, Inc. 8.50% 2024	1,301	678
	Elastic NV 4.125% 20291	350	293
	Entegris Escrow Corp. 4.75% 20291	790	737
	Fair Isaac Corp. 4.00% 20281	1,695	1,505
	Gartner, Inc. 4.50% 20281	2,098	1,930

214    American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Information	Gartner, Inc. 3.75% 20301	USD450	$ 384
technology	GoDaddy Operating Co. 5.25% 20271	390	358
(continued)	GoDaddy Operating Co. 3.50% 20291	210	177
	Imola Merger Corp. 4.75% 20291	300	252
	MicroStrategy, Inc. 6.125% 20281	385	307
	MoneyGram International, Inc. 5.375% 20261	1,575	1,502
	NCR Corp. 5.00% 20281	315	268
	NCR Corp. 5.125% 20291	3,409	2,890
	NCR Corp. 5.25% 20301	116	100
	Rocket Software, Inc. 6.50% 20291	785	569
	Sabre GLBL, Inc. 7.375% 20251	48	45
	Sabre Holdings Corp. 9.25% 20251	338	326
	Square, Inc. 2.75% 20261	2,125	1,891
	Square, Inc. 3.50% 20311	1,675	1,338
	Synaptics, Inc. 4.00% 20291	375	305
	UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.212% 20262,3	468	441
	UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 6.212% 20272,3	2,545	2,364
	Unisys Corp. 6.875% 20271	1,795	1,570
	VeriSign, Inc. 5.25% 2025	132	133
	Veritas Holdings, Ltd. 7.50% 20251	1,481	1,114
	Viavi Solutions, Inc. 3.75% 20291	230	193
	Xerox Corp. 5.00% 20251	570	531
	Xerox Corp. 5.50% 20281	435	364
			41,481

Consumer staples	Albertsons Companies, Inc. 4.625% 20271	1,060	949
3.89%	Albertsons Companies, Inc. 5.875% 20281	190	178
	Albertsons Companies, Inc. 3.50% 20291	2,628	2,135
	Albertsons Companies, Inc. 4.875% 20301	335	288
	B&G Foods, Inc. 5.25% 2025	612	565
	B&G Foods, Inc. 5.25% 2027	1,428	1,237
	Central Garden & Pet Co. 4.125% 2030	1,060	871
	Central Garden & Pet Co. 4.125% 20311	1,005	808
	Coty, Inc. 5.00% 20261	700	643
	Coty, Inc. 6.50% 20261	320	296
	Coty, Inc. 4.75% 20291	875	753
	Darling Ingredients, Inc. 5.25% 20271	689	668
	Darling Ingredients, Inc. 6.00% 20301	950	948
	Edgewell Personal Care Co. 5.50% 20281	275	251
	Energizer Holdings, Inc. 4.375% 20291	545	419
	Ingles Markets, Inc. 4.00% 20311	345	299
	Kraft Heinz Company 3.875% 2027	375	363
	Kraft Heinz Company 4.375% 2046	646	539
	Kraft Heinz Company 5.50% 2050	440	423
	Kronos Acquisition Holdings, Inc. 5.00% 20261	1,816	1,555
	Kronos Acquisition Holdings, Inc. 7.00% 20271	2,890	2,171
	Lamb Weston Holdings, Inc. 4.875% 20281	260	245
	Lamb Weston Holdings, Inc. 4.125% 20301	2,500	2,171
	Lamb Weston Holdings, Inc. 4.375% 20321	810	706
	Nestle Skin Health SA, Term Loan B3,
	(3-month USD-LIBOR + 3.75%) 6.00% 20262,3	788	732
	Performance Food Group, Inc. 5.50% 20271	570	529
	Performance Food Group, Inc. 4.25% 20291	483	404
	Pilgrim’s Pride Corp. 5.875% 20271	720	691
	Post Holdings, Inc. 5.625% 20281	1,449	1,379
	Post Holdings, Inc. 5.50% 20291	811	727
	Post Holdings, Inc. 4.625% 20301	3,355	2,837
	Post Holdings, Inc. 4.50% 20311	1,350	1,108
	Prestige Brands International, Inc. 5.125% 20281	103	96

American Funds Insurance Series    215

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer staples	Prestige Brands International, Inc. 3.75% 20311	USD1,275	$ 1,059
(continued)	Simmons Foods, Inc. 4.625% 20291	993	841
	TreeHouse Foods, Inc. 4.00% 2028	1,415	1,155
	United Natural Foods, Inc. 6.75% 20281	1,700	1,591
	US Foods, Inc. 4.625% 20301	460	388
			33,018

Utilities	AmeriGas Partners LP 5.875% 2026	275	257
3.26%	AmeriGas Partners LP 5.75% 2027	392	359
	Calpine Corp. 4.50% 20281	150	136
	Calpine Corp. 5.125% 20281	518	457
	Calpine Corp. 3.75% 20311	500	408
	DPL, Inc. 4.125% 2025	765	708
	Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)6	1,155	1,119
	FirstEnergy Corp. 2.25% 2030	980	778
	FirstEnergy Corp. 2.65% 2030	624	516
	FirstEnergy Corp. 7.375% 2031	337	379
	FirstEnergy Corp. 3.40% 2050	470	320
	FirstEnergy Corp., Series C, 5.35% 20476	475	402
	FirstEnergy Transmission, LLC 2.866% 20281	325	275
	FirstEnergy Transmission, LLC 4.55% 20491	100	81
	NextEra Energy Partners LP 4.25% 20241	122	117
	NGL Energy Partners LP 7.50% 2026	650	487
	NRG Energy, Inc. 3.625% 20311	1,130	888
	Pacific Gas and Electric Co. 4.55% 2030	623	554
	Pacific Gas and Electric Co. 3.95% 2047	500	347
	Pacific Gas and Electric Co. 3.50% 2050	400	268
	PG&E Corp. 5.00% 2028	3,205	2,713
	PG&E Corp. 5.25% 2030	3,040	2,507
	PG&E Corp., Term Loan, (3-month USD-LIBOR + 3.00%) 4.688% 20252,3	250	236
	Talen Energy Corp. 10.50% 20261	2,987	1,941
	Talen Energy Corp. 7.25% 20271,4	4,699	4,634
	Talen Energy Corp. 6.625% 20281	130	126
	Talen Energy Corp., Term Loan,
	(3-month USD CME Term SOFR + 4.75%) 5.949% 20232,3	3,085	3,058
	Talen Energy Corp., Term Loan B,
	(3-month USD-LIBOR + 3.75%) 5.416% 20262,3,4	500	480
	Talen Energy Supply, LLC 7.625% 20281,4	489	480
	Targa Resources Partners LP 4.00% 2032	550	472
	Venture Global Calcasieu Pass, LLC 3.875% 20291	1,190	1,044
	Vistra Operations Co., LLC 3.55% 20241	231	223
	Vistra Operations Co., LLC 5.625% 20271	970	914
			27,684

Real estate	Brookfield Property REIT, Inc. 5.75% 20261	2,284	2,091
2.98%	Diversified Healthcare Trust 4.375% 2031	560	382
	Forestar Group, Inc. 3.85% 20261	465	383
	Forestar Group, Inc. 5.00% 20281	92	75
	Howard Hughes Corp. 5.375% 20281	1,447	1,215
	Howard Hughes Corp. 4.125% 20291	2,043	1,579
	Howard Hughes Corp. 4.375% 20311	2,218	1,645
	Iron Mountain, Inc. 4.875% 20271	1,616	1,465
	Iron Mountain, Inc. 5.00% 20281	367	326
	Iron Mountain, Inc. 5.25% 20281	1,214	1,092
	Iron Mountain, Inc. 5.25% 20301	2,680	2,335
	Iron Mountain, Inc. 4.50% 20311	950	779
	Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,505	2,033
	Kennedy-Wilson Holdings, Inc. 4.75% 2030	2,315	1,815

216    American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Real estate	Kennedy-Wilson Holdings, Inc. 5.00% 2031	USD2,265	$ 1,759
(continued)	Ladder Capital Corp. 5.25% 20251	740	671
	Ladder Capital Corp. 4.75% 20291	100	77
	Medical Properties Trust, Inc. 5.00% 2027	638	585
	Medical Properties Trust, Inc. 3.50% 2031	239	189
	Park Intermediate Holdings, LLC 4.875% 20291	820	705
	Realogy Corp. 5.75% 20291	2,028	1,541
	Realogy Corp. 5.25% 20301	922	685
	RHP Hotel Properties LP / RHP Finance Corp. 4.50% 20291	535	455
	RLJ Lodging Trust, LP 4.00% 20291	800	659
	WeWork Companies, LLC 5.00% 20251	1,170	757
			25,298
	Total corporate bonds, notes & loans
			767,210
Mortgage-backed obligations 0.07%

Collateralized	Treehouse Park Improvement Association No.1 - Anleihen 9.75% 20331,7,8	712	631
mortgage-backed

obligations
0.07%
Asset-backed obligations 0.02%

	Castlelake Aircraft Securitization Trust, Series 2017-1R, Class C, 6.50% 20411,9	248	129
	Total bonds, notes & other debt instruments (cost: $894,827,000)		767,970
Convertible bonds & notes 0.06%

Communication	DISH DBS Corp., convertible notes, 3.375% 2026	635	430
services

0.05%

Energy	Mesquite Energy, Inc., convertible notes, 13.14% Cash 20231,5,7,8	79	79
0.01%	Total convertible bonds & notes (cost: $719,000)
			509

Convertible stocks 0.09%		Shares

Financials	2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 20231	411	473
0.05%

Utilities	PG&E Corp., convertible preferred units, 5.50% 2023	3,350	320
0.04%	Total convertible stocks (cost: $677,000)
			793

Common stocks 4.61%

Health care	Rotech Healthcare, Inc.7,8,10,11	201,793	20,582
2.42%

Energy	Chesapeake Energy Corp.	51,857	4,206
1.43%	Oasis Petroleum, Inc.	21,768	2,648
	Ascent Resources - Utica, LLC, Class A7,8,10,11	6,297,894	1,700
	Denbury, Inc.10	22,380	1,343
	Weatherford International10	40,159	850
	California Resources Corp.	17,202	662

American Funds Insurance Series    217

American High-Income Trust (continued)

Common stocks (continued)			Value
		Shares	(000)

Energy	Diamond Offshore Drilling, Inc.10	82,188	$ 484
(continued)	Diamond Offshore Drilling, Inc.1,10	28,784	170
	McDermott International, Ltd.7,8,10	107,875	62
	Mesquite Energy, Inc.7,8,10	3,558	21
	Bighorn Permian Resources, LLC7,8,10	2,894	15
	Constellation Oil Services Holding SA, Class B-17,8,10	3,449,949	—12
			12,161

Consumer	NMG Parent, LLC10	9,965	1,794
discretionary	MYT Holding Co., Class B7,8,10	608,846	1,065
0.34%
			2,859

Financials	Jonah Energy Parent, LLC7,8	38,716	2,485
0.32%	Navient Corp.	20,000	280

			2,765

Information	MoneyGram International, Inc.10	41,400	414
technology

0.05%

Communication	Intelsat SA7,8,10	8,164	220
services	iHeartMedia, Inc., Class A10	22,639	179
0.05%
			399

	Total common stocks (cost: $15,065,000)
			39,180
Preferred securities 0.31%

Consumer	MYT Holdings, LLC, Series A, preferred shares, 10.00% 202910	2,095,904	2,295
discretionary

0.27%

Industrials	ACR III LSC Holdings, LLC, Series B, preferred shares1,7,8,10	1,022	326
0.04%	Total preferred securities (cost: $2,933,000)
			2,621

Rights & warrants 0.19%

Consumer	NMG Parent, LLC, warrants, expire 20277,10	27,111	1,293
discretionary

0.15%

Energy	Chesapeake Energy Corp., Class B, warrants, expire 202610	2,867	162
0.04%	Chesapeake Energy Corp., Class A, warrants, expire 202610	1,440	96
	Chesapeake Energy Corp., Class C, warrants, expire 202610	1,102	58
			316

Communication	Intelsat Jackson Holdings SA (CVR), Series A7,8,10	855	4
services	Intelsat Jackson Holdings SA (CVR), Series B7,8,10	855	3
0.00%
			7

	Total rights & warrants (cost: $699,000)
			1,616

218    American Funds Insurance Series

American High-Income Trust (continued)

Short-term securities 2.60%

Value

Shares(000)

Money market investments 2.60%

	Capital Group Central Cash Fund 1.38%13,14							220,640		$ 22,060
	Total short-term securities (cost: $22,062,000)									22,060
	Total investment securities 98.22% (cost: $936,982,000)
										834,749
	Other assets less liabilities 1.78%									15,127
	Net assets 100.00%
										$849,876
Futures contracts

										Value and
										unrealized
								Notional	appreciation
			Number of					amount	at 6/30/2022
Contracts		Type	contracts			Expiration		(000)		(000)

5 Year U.S. Treasury Note Futures		Short		21	September 2022			USD(2,357)		$18
10 Year U.S. Treasury Note Futures		Short		17	September 2022			(2,015)		27
30 Year Ultra U.S. Treasury Bond Futures		Short		6	September 2022			(926)		28

										$73
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
								Upfront	Unrealized
					Notional	Value at		premium	appreciation
Reference	Financing	Payment	Expiration		amount	6/30/2022		paid	at 6/30/2022
index	rate paid	frequency	date		(000)	(000)		(000)		(000)

CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	USD14,167		$427		$6		$421
Investments in affiliates14
				Value of			Net	Net	Value of
				affiliate at			realized	unrealized	affiliate at	Dividend
				1/1/2022	Additions	Reductions	loss	depreciation	6/30/2022	income
				(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 2.60%
Money market investments 2.60%
Capital Group Central Cash Fund 1.38%13				$17,238	$130,229	$125,397	$(4)	$(6)	$22,060	$68
Private placement securities11
										Percent
				Acquisition		Cost		Value		of net
					date	(000)		(000)		assets

Rotech Healthcare, Inc.				9/26/2013		$4,331		$20,582		2.42%
Ascent Resources - Utica, LLC, Class A				11/15/2016		302		1,700.20

Total						$4,633		$22,282		2.62%

American Funds Insurance Series    219

American High-Income Trust (continued)

1Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $566,024,000, which represented 66.60% of the net assets of the fund.

2Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $25,280,000, which represented 2.97% of the net assets of the fund.

3Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

4Scheduled interest and/or principal payment was not received.

5Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.

6Step bond; coupon rate may change at a later date.

7Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $32,316,000, which represented 3.80% of the net assets of the fund.

8Value determined using significant unobservable inputs.

9Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date. 10Security did not produce income during the last 12 months.

11Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.

12Amount less than one thousand.

13Rate represents the seven-day yield at 6/30/2022.

14Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

CME = CME Group

CVR = Contingent Value Rights

DAC = Designated Activity Company

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

220    American Funds Insurance Series

American Funds Mortgage Fund

Investment portfolio June 30, 2022			unaudited
Bonds, notes & other debt instruments 94.57%		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations 74.15%

Federal agency	Fannie Mae Pool #695412 5.00% 20331	USD—2	$—2
mortgage-backed	Fannie Mae Pool #AD3566 5.00% 20351	2	2
obligations	Fannie Mae Pool #256583 5.00% 20361	33	33
70.07%	Fannie Mae Pool #AC0794 5.00% 20391	5	5
	Fannie Mae Pool #931768 5.00% 20391	1	2
	Fannie Mae Pool #932606 5.00% 20401	3	3
	Fannie Mae Pool #MA4501 2.00% 20411	386	345
	Fannie Mae Pool #MA4387 2.00% 20411	20	18
	Fannie Mae Pool #AJ1873 4.00% 20411	7	7
	Fannie Mae Pool #AE1248 5.00% 20411	9	9
	Fannie Mae Pool #AE1274 5.00% 20411	7	7
	Fannie Mae Pool #AE1277 5.00% 20411	5	5
	Fannie Mae Pool #AE1283 5.00% 20411	2	3
	Fannie Mae Pool #MA4540 2.00% 20421	552	493
	Fannie Mae Pool #MA4570 2.00% 20421	125	111
	Fannie Mae Pool #AE1290 5.00% 20421	5	6
	Fannie Mae Pool #AT0300 3.50% 20431	2	2
	Fannie Mae Pool #AT3954 3.50% 20431	2	2
	Fannie Mae Pool #AY1829 3.50% 20441	2	2
	Fannie Mae Pool #BJ5015 4.00% 20471	42	42
	Fannie Mae Pool #BH3122 4.00% 20471	1	1
	Fannie Mae Pool #BK6840 4.00% 20481	28	28
	Fannie Mae Pool #BK5232 4.00% 20481	21	21
	Fannie Mae Pool #BK9743 4.00% 20481	8	8
	Fannie Mae Pool #BK9761 4.50% 20481	5	5
	Fannie Mae Pool #CA5496 3.00% 20501,3	1,287	1,212
	Fannie Mae Pool #FM9492 2.50% 20511	484	438
	Fannie Mae Pool #FM9804 2.50% 20511	262	238
	Fannie Mae Pool #FM9694 2.50% 20511	241	219
	Fannie Mae Pool #FM7687 3.00% 20511	295	277
	Fannie Mae Pool #CB0041 3.00% 20511	220	208
	Fannie Mae Pool #FM9976 3.00% 20511	105	99
	Fannie Mae Pool #CB2544 3.00% 20521	294	275
	Fannie Mae Pool #BF0379 3.50% 20591	156	152
	Fannie Mae Pool #BF0497 3.00% 20601	56	53
	Fannie Mae Pool #BF0481 3.50% 20601	188	183
	Freddie Mac Pool #A18781 5.00% 20341,3	655	689
	Freddie Mac Pool #RB5138 2.00% 20411	106	95
	Freddie Mac Pool #RB5148 2.00% 20421	617	547
	Freddie Mac Pool #RB5145 2.00% 20421	98	87
	Freddie Mac Pool #Q15874 4.00% 20431	1	1
	Freddie Mac Pool #760014 2.797% 20451,4	383	381
	Freddie Mac Pool #760012 3.113% 20451,4	40	40
	Freddie Mac Pool #760013 3.202% 20451,4	25	25
	Freddie Mac Pool #760015 2.557% 20471,4	70	69
	Freddie Mac Pool #Q52069 3.50% 20471	32	31
	Freddie Mac Pool #Q47615 3.50% 20471	19	18
	Freddie Mac Pool #Q56599 4.00% 20481	32	32
	Freddie Mac Pool #Q55971 4.00% 20481	22	22
	Freddie Mac Pool #Q56175 4.00% 20481	19	19
	Freddie Mac Pool #Q55970 4.00% 20481	11	11
	Freddie Mac Pool #Q58411 4.50% 20481	58	60
	Freddie Mac Pool #Q58436 4.50% 20481	31	32
	Freddie Mac Pool #Q58378 4.50% 20481	21	21
	Freddie Mac Pool #RA1339 3.00% 20491,3	1,580	1,482
	Freddie Mac Pool #QA2748 3.50% 20491	21	21
	Freddie Mac Pool #SD7550 3.00% 20521	425	401
	Freddie Mac Pool #SD0873 3.50% 20521,3	1,280	1,249
	Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 20291	131	120
	Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 20321	275	246
	Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 20321	100	90

American Funds Insurance Series    221

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA,
mortgage-backed	3.00% 20561	USD224	$ 219
obligations	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA,
(continued)	3.00% 20561,4	166	162
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA,
	3.00% 20561,4	143	139
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT,
	3.25% 20561	105	101
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT,
	3.00% 20571	117	111
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT,
	3.25% 20571,4	102	99
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50% 20571	160	158
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT,
	3.50% 20581	32	31
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT,
	3.50% 20581	19	19
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1,
	3.50% 20281	331	328
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50% 20281	15	15
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1,
	3.50% 20321	494	488
	Government National Mortgage Assn. 2.00% 20521,5	175	155
	Government National Mortgage Assn. 2.50% 20521,5	407	373
	Government National Mortgage Assn. 3.00% 20521,5	3,033	2,860
	Government National Mortgage Assn. 3.50% 20521,5	378	366
	Government National Mortgage Assn. 4.00% 20521,5	183	182
	Government National Mortgage Assn. 4.00% 20521,5	156	156
	Government National Mortgage Assn. 4.50% 20521,5	3,527	3,566
	Government National Mortgage Assn. 5.00% 20521,5	8,570	8,751
	Government National Mortgage Assn. 5.00% 20521,5	425	436
	Government National Mortgage Assn. Pool #AH5894 3.75% 20341	713	728
	Government National Mortgage Assn. Pool #AD0028 3.75% 20381	551	550
	Government National Mortgage Assn. Pool #AH5897 3.75% 20391	535	534
	Government National Mortgage Assn. Pool #004410 4.00% 20391	56	54
	Government National Mortgage Assn. Pool #783690 6.00% 20391	92	101
	Government National Mortgage Assn. Pool #004823 4.00% 20401	84	82
	Government National Mortgage Assn. Pool #005142 4.50% 20411	12	12
	Government National Mortgage Assn. Pool #005104 5.00% 20411	172	178
	Government National Mortgage Assn. Pool #005165 6.50% 20411	84	87
	Government National Mortgage Assn. Pool #MA0366 3.50% 20421	201	190
	Government National Mortgage Assn. Pool #AA5326 3.50% 20421	135	131
	Government National Mortgage Assn. Pool #AD4360 3.50% 20431	92	91
	Government National Mortgage Assn. Pool #AF0140 3.50% 20431	60	59
	Government National Mortgage Assn. Pool #AH5884 4.25% 20441	1,123	1,135
	Government National Mortgage Assn. Pool #AO0409 4.62% 20651	150	150
	Government National Mortgage Assn. Pool #AO0461 4.632% 20651	76	77
	Government National Mortgage Assn. Pool #AN1825 4.633% 20651	254	255
	Government National Mortgage Assn. Pool #AO0385 4.494% 20661	571	574
	Government National Mortgage Assn. Pool #725897 5.20% 20661	1	1
	Uniform Mortgage-Backed Security 2.00% 20521,5	2,322	2,013
	Uniform Mortgage-Backed Security 2.50% 20521,5	2,106	1,892
	Uniform Mortgage-Backed Security 3.50% 20521,5	4,633	4,451
	Uniform Mortgage-Backed Security 4.00% 20521,5	12,411	12,201
	Uniform Mortgage-Backed Security 4.50% 20521,5	5,220	5,230

222    American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Uniform Mortgage-Backed Security 4.50% 20521,5	USD245	$ 245
mortgage-backed	Uniform Mortgage-Backed Security 5.00% 20521,5	4,635	4,719
obligations	Uniform Mortgage-Backed Security 5.00% 20521,5	440	447
(continued)
			65,205

Collateralized	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 20301,4,6	101	100
mortgage-backed	Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 20311,4,6	106	104
obligations (privately	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 20361,4,6	357	351
originated)	CIM Trust, Series 2022-R2, Class A1, 3.75% 20611,4,6	196	190
2.37%	COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 20661,4,6	91	83
	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 20601,4,6	171	161
	GCAT, Series 2021-NQM6, Class A1, 1.855% 20661,4,6	107	98
	GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 20521,4,6	217	189
	Mello Warehouse Securitization Trust, Series 2020-2, Class A,
	(1-month USD-LIBOR + 0.80%) 2.424% 20531,4,6	27	27
	Mello Warehouse Securitization Trust, Series 2021-2, Class A,
	(1-month USD-LIBOR + 0.75%) 2.374% 20551,4,6	210	207
	Mello Warehouse Securitization Trust, Series 2021-3, Class A,
	(1-month USD-LIBOR + 0.85%) 2.474% 20551,4,6	175	170
	Mill City Mortgage Trust, Series 15-1, Class M2, 3.631% 20561,4,6	60	60
	Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2,
	2.50% 20521,4,6	141	121
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 20311,4,6	128	123
	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 20551,4,6	100	99
	Towd Point Mortgage Trust, Series 2015-4, Class M1, 3.75% 20551,4,6	45	45
	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 20561,4,6	61	61
	Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.224% 20571,4,6	13	13
			2,202

Commercial	Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A,
mortgage-backed	(1-month USD CME Term SOFR + 1.767%) 2.27% 20391,4,6	100	98
securities	BX Trust, Series 2022-CSMO, Class A,
1.71%	(1-month USD CME Term SOFR + 2.11%) 2.865% 20271,4,6	100	99
	BX Trust, Series 2021-VOLT, Class A,
	(1-month USD-LIBOR + 0.70%) 2.024% 20361,4,6	100	97
	BX Trust, Series 2021-ARIA, Class A,
	(1-month USD-LIBOR + 0.899%) 2.223% 20361,4,6	606	571
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A,
	(1-month USD-LIBOR + 1.05%) 2.374% 20381,4,6	475	458
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A,
	(1-month USD-LIBOR + 0.801%) 2.125% 20261,4,6	273	266
			1,589
	Total mortgage-backed obligations
			68,996
U.S. Treasury bonds & notes 15.26%

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 20237	693	705
inflation-protected	U.S. Treasury Inflation-Protected Security 0.375% 20237	643	654
securities	U.S. Treasury Inflation-Protected Security 0.625% 20237	345	351
9.74%	U.S. Treasury Inflation-Protected Security 0.125% 20247	638	645
	U.S. Treasury Inflation-Protected Security 0.125% 20247	104	105
	U.S. Treasury Inflation-Protected Security 0.50% 20247	244	248
	U.S. Treasury Inflation-Protected Security 0.625% 20243,7	4,262	4,332
	U.S. Treasury Inflation-Protected Security 0.125% 20257	123	123
	U.S. Treasury Inflation-Protected Security 0.125% 20267	63	63

American Funds Insurance Series    223

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 20317	USD1,166	$ 1,106
inflation-protected	U.S. Treasury Inflation-Protected Security 0.75% 20427	414	376
securities	U.S. Treasury Inflation-Protected Security 1.00% 20497	373	357
(continued)
			9,065

U.S. Treasury	U.S. Treasury 0.875% 2024	70	68
5.52%	U.S. Treasury 1.125% 2028	1,102	991
	U.S. Treasury 1.25% 2028	415	373
	U.S. Treasury 1.50% 2028	150	136
	U.S. Treasury 1.25% 2031	443	381
	U.S. Treasury 1.875% 2032	10	9
	U.S. Treasury 2.875% 2032	550	544
	U.S. Treasury 1.875% 20413	775	606
	U.S. Treasury 2.375% 2042	750	633
	U.S. Treasury 3.25% 2042	250	243
	U.S. Treasury 1.625% 2050	620	434
	U.S. Treasury 1.875% 2051	965	721

			5,139
	Total U.S. Treasury bonds & notes
			14,204
Asset-backed obligations 4.34%

	Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR,
	(3-month USD-LIBOR + 1.00%) 2.478% 20301,4,6	250	246
	Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 20331,6	65	61
	Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 20341,6	70	66
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 20601,6	290	263
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 20611,6	426	377
	CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 20261,6	93	92
	Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 20241,6	16	16
	FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 20391,6	100	98
	Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 20251,6	86	81
	Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 20691,6	129	118
	Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 20691,6	235	216
	Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 20701,6	215	189
	Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 20621,6	216	200
	Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 20621,6	784	728
	Nelnet Student Loan Trust, Series 2021-C, Class AFL,
	(1-month USD-LIBOR + 0.74%) 2.335% 20621,4,6	593	579
	New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 20611,6	530	463
	Sound Point CLO, Ltd., Series 2015-1RA, Class AR,
	(3-month USD-LIBOR + 1.08%) 2.124% 20301,4,6	250	247
			4,040
Bonds & notes of governments & government agencies outside the U.S. 0.55%

	CPPIB Capital, Inc. 0.875% 20266	320	290
	Ontario Teachers’ Finance Trust 0.875% 20266	250	225
			515
Federal agency bonds & notes 0.27%

	Fannie Mae 0.875% 2030	300	248
	Total bonds, notes & other debt instruments (cost: $90,234,000)
			88,003

224    American Funds Insurance Series

American Funds Mortgage Fund (continued)

Short-term securities 54.13%

Weighted
average yield	Principal amount	Value
at acquisition	(000)	(000)

Federal agency bills & notes 23.46%

Fannie Mae 8/31/2022	1.200%	USD4,000	$ 3,990
Federal Farm Credit Banks 8/18/2022	1.140	945	943
Federal Home Loan Bank 7/6/2022	1.360	4,000	3,999
Federal Home Loan Bank 7/13/2022	0.930	11,000	10,996
Federal Home Loan Bank 8/12/2022	1.650	900	899
Tennessee Valley Authority 7/6/2022	1.370	1,000	1,000

			21,827

Commercial paper 21.77%

Apple, Inc. 8/1/20226	1.000	1,500	1,498
Atlantic Asset Securitization, LLC 7/1/20226	1.560	500	500
BofA Securities, Inc. 8/29/20226	2.000	800	797
BofA Securities, Inc. 9/6/20226	1.543	1,200	1,195
Chariot Funding, LLC 8/10/20226	1.650	1,000	998
CHARTA, LLC 9/8/20226	1.600	2,000	1,992
Coca-Cola Co. 8/9/20226	1.000	1,600	1,597
Eli Lilly and Co. 7/1/20226	0.900	2,000	2,000
Henkel of America, Inc. 7/19/20226	0.850	2,000	1,998
Honeywell International, Inc. 10/17/20226	2.050	2,000	1,987
Linde, Inc. 7/6/2022	1.590	2,000	2,000
Paccar Financial Corp. 7/1/2022	0.950	200	200
Procter & Gamble Co. 7/11/20226	0.780	2,000	1,999
Wal-Mart Stores, Inc. 7/25/20226	1.543	1,000	999
Wal-Mart Stores, Inc. 8/8/20226	1.650	500	499
			20,259

U.S. Treasury bills 8.90%

U.S. Treasury 8/16/2022	1.350	550	549
U.S. Treasury 8/18/2022	1.010	5,750	5,739
U.S. Treasury 8/23/2022	1.430	2,000	1,996

			8,284
Total short-term securities (cost: $50,383,000)
			50,370
Total investment securities 148.70% (cost: $140,617,000)
			138,373
Other assets less liabilities (48.70)%			(45,320)
Net assets 100.00%
			$ 93,053

American Funds Insurance Series    225

American Funds Mortgage Fund (continued)

Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of		amount	at 6/30/2022
Contracts	Type	contracts	Expiration	(000)	(000)

30 Day Federal Funds Futures	Long	42	September 2022	USD17,105	$ 6
3 Month SOFR Futures	Short	12	June 2023	(2,899)	3
2 Year U.S. Treasury Note Futures	Short	28	September 2022	(5,880)	(12)
5 Year U.S. Treasury Note Futures	Long	77	September 2022	8,643	(27)
10 Year Ultra U.S. Treasury Note Futures	Long	60	September 2022	7,643	(73)
10 Year U.S. Treasury Note Futures	Long	12	September 2022	1,422	(17)
20 Year U.S. Treasury Bond Futures	Long	12	September 2022	1,664	31
30 Year Ultra U.S. Treasury Bond Futures	Long	1	September 2022	154	(5)

					$(94)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive			Pay				Upfront	Unrealized
					Notional	Value at	premium	appreciation

	Payment		Payment	Expiration	amount	6/30/2022	paid	at 6/30/2022
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	USD1,800	$675	$5	$670

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2Amount less than one thousand.

3All or a portion of this security was pledged as collateral. The total value of pledged collateral was $673,000, which represented .72% of the net assets of the fund.

4Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

5Purchased on a TBA basis.

6Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $26,405,000, which represented 28.38% of the net assets of the fund.

7Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations

Assn. = Association

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

226    American Funds Insurance Series

Ultra-Short Bond Fund

Investment portfolio June 30, 2022			unaudited
	Weighted
Short-term securities 98.17%	average yield	Principal amount	Value
	at acquisition	(000)	(000)

Commercial paper 69.40%

ANZ New Zealand (International), Ltd. 8/15/20221	1.400%	USD3,700	$ 3,691
Bank of Montreal 7/19/20221	1.600	10,500	10,491
BofA Securities, Inc. 8/22/20221	1.850	10,000	9,971
British Columbia (Province of) 7/20/2022	1.050	4,800	4,796
British Columbia (Province of) 8/22/2022	1.346	1,900	1,895
British Columbia (Province of) 8/25/2022	1.340	4,000	3,989
Caisse d’Amortissement de la Dette Sociale 7/13/2022	1.130	2,445	2,444
Caisse d’Amortissement de la Dette Sociale 8/30/2022	1.938	7,000	6,976
Chariot Funding, LLC 7/26/20221	1.148	7,500	7,491
CRC Funding, LLC 9/12/20221	1.570	10,300	10,255
DBS Bank, Ltd. 9/1/20221	1.570	5,000	4,982
DBS Bank, Ltd. 9/22/20221	2.220	4,000	3,979
DNB Bank ASA 7/8/20221	1.165	4,000	3,999
EssilorLuxottica 9/22/20221	2.200	4,100	4,081
Gotham Funding Corp. 7/15/20221	1.080	8,300	8,294
Gotham Funding Corp. 8/30/20221	1.520	3,000	2,990
Hydro-Québec 7/25/20221	1.550	10,500	10,489
ING (U.S.) Funding, LLC 7/26/2022	1.120	7,000	6,992
KfW 8/23/20221	1.950	9,200	9,174
Komatsu Finance America, Inc. 7/21/20221	1.600	3,600	3,597
Liberty Street Funding, LLC 7/28/20221	1.200	3,000	2,996
Liberty Street Funding, LLC 9/22/20221	2.200	5,000	4,974
LMA-Americas, LLC 7/19/20221	1.180	3,700	3,697
Longship Funding, LLC 7/6/20221	1.180	6,000	5,998
Longship Funding, LLC 7/13/20221	1.310	5,000	4,997
LVMH Moët Hennessy Louis Vuitton, Inc. 8/25/20221	1.900	2,100	2,094
LVMH Moët Hennessy Louis Vuitton, Inc. 9/20/20221	2.000	5,600	5,574
Mizuho Bank, Ltd. 7/18/20221	0.995	10,000	9,992
Nederlandse Waterschapsbank NV 7/28/20221	1.208	10,000	9,986
Nestlé Finance International, Ltd. 7/11/20221	1.200	7,000	6,997
Nestlé Finance International, Ltd. 8/31/20221	1.383	4,100	4,089
Novartis Finance Corp. 7/22/20221	1.590	8,000	7,992
Oesterreich Kontrollbank 7/18/2022	1.600	5,800	5,795
Oesterreich Kontrollbank 8/29/2022	1.909	5,000	4,984
Old Line Funding, LLC 7/6/20221	0.870	10,000	9,997
Siemens Capital Co., LLC 7/1/20221	1.560	5,000	5,000
Siemens Capital Co., LLC 7/11/20221	0.810	4,900	4,898
Sumitomo Mitsui Banking Corp. 7/27/20221	1.600	5,000	4,994
Sumitomo Mitsui Trust Bank, Ltd. 8/5/20221	1.750	8,000	7,986
Sumitomo Mitsui Trust Bank, Ltd. 8/26/20221	1.475	2,800	2,791
Swedish Export Credit Corp. 8/8/2022	1.250	10,000	9,982
TotalEnergies Capital Canada, Ltd. 7/1/20221	1.640	11,000	11,000
Toyota Industries Commercial Finance, Inc. 7/26/20221	1.120	7,900	7,891
Toyota Industries Commercial Finance, Inc. 9/6/20221	1.500	3,000	2,989
Toyota Motor Credit Corp. 7/18/2022	1.240	5,000	4,996
United Overseas Bank, Ltd. 7/12/20221	1.120	10,000	9,995
Wal-Mart Stores, Inc. 8/1/20221	1.630	11,000	10,984
			294,244
Federal agency bills & notes 17.61%

Federal Home Loan Bank 7/13/2022	0.861	21,600	21,592
Federal Home Loan Bank 7/15/2022	0.930	3,300	3,299
Federal Home Loan Bank 7/27/2022	0.990	8,000	7,993
Federal Home Loan Bank 7/29/2022	1.030	5,000	4,996
Federal Home Loan Bank 8/3/2022	1.050	5,000	4,995
Federal Home Loan Bank 8/17/2022	1.660	15,000	14,974
Federal Home Loan Bank 8/24/2022	1.630	1,900	1,896

American Funds Insurance Series    227

Ultra-Short Bond Fund (continued)

	Weighted
Short-term securities (continued)	average yield	Principal amount	Value
	at acquisition	(000)	(000)

Federal agency bills & notes (continued)

Federal Home Loan Bank 9/2/2022	1.190%	USD5,000	$4,987
Federal Home Loan Bank 9/28/2022	1.870	5,000	4,979
Federal Home Loan Bank 10/13/2022	1.907	5,000	4,974

			74,685
U.S. Treasury bills 11.16%

U.S. Treasury 7/19/2022	0.678	10,000	9,995
U.S. Treasury 7/21/2022	0.800	10,000	9,994
U.S. Treasury 8/2/2022	1.013	3,200	3,197
U.S. Treasury 8/9/2022	0.942	10,000	9,987
U.S. Treasury 9/8/2022	1.375	4,200	4,188
U.S. Treasury 10/18/2022	1.936	10,000	9,940

			47,301
Total short-term securities (cost: $416,305,000)
			416,230
Total investment securities 98.17% (cost: $416,305,000)
			416,230
Other assets less liabilities 1.83%			7,777
Net assets 100.00%
			$424,007

1Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $241,395,000, which represented 56.93% of the net assets of the fund.

Refer to the notes to financial statements.

228    American Funds Insurance Series

U.S. Government Securities Fund

Investment portfolio June 30, 2022			unaudited
Bonds, notes & other debt instruments 91.14%		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations 46.39%

Federal agency	Fannie Mae Pool #695412 5.00% 20331	USD1	$1
mortgage-backed	Fannie Mae Pool #AD3566 5.00% 20351	6	7
obligations	Fannie Mae Pool #MA2746 4.00% 20361	1,483	1,509
46.39%	Fannie Mae Pool #MA2588 4.00% 20361	740	753
	Fannie Mae Pool #256860 6.50% 20371	12	13
	Fannie Mae Pool #888698 7.00% 20371	17	18
	Fannie Mae Pool #256828 7.00% 20371	3	3
	Fannie Mae Pool #970343 6.00% 20381	14	15
	Fannie Mae Pool #AC0794 5.00% 20391	20	21
	Fannie Mae Pool #931768 5.00% 20391	6	6
	Fannie Mae Pool #932606 5.00% 20401	11	12
	Fannie Mae Pool #MA4501 2.00% 20411	3,084	2,758
	Fannie Mae Pool #AJ1873 4.00% 20411	27	27
	Fannie Mae Pool #AI1862 5.00% 20411	404	424
	Fannie Mae Pool #AI3510 5.00% 20411	232	242
	Fannie Mae Pool #AJ0704 5.00% 20411	187	196
	Fannie Mae Pool #AJ5391 5.00% 20411	137	144
	Fannie Mae Pool #AE1248 5.00% 20411	36	38
	Fannie Mae Pool #AE1277 5.00% 20411	18	19
	Fannie Mae Pool #AE1283 5.00% 20411	10	10
	Fannie Mae Pool #MA4540 2.00% 20421	1,422	1,271
	Fannie Mae Pool #MA4570 2.00% 20421	916	814
	Fannie Mae Pool #AE1290 5.00% 20421	22	23
	Fannie Mae Pool #AT7161 3.50% 20431	46	45
	Fannie Mae Pool #AT3954 3.50% 20431	8	8
	Fannie Mae Pool #AT0300 3.50% 20431	7	7
	Fannie Mae Pool #AY1829 3.50% 20441	8	8
	Fannie Mae Pool #BE5017 3.50% 20451	64	63
	Fannie Mae Pool #BE8740 3.50% 20471	62	61
	Fannie Mae Pool #BE8742 3.50% 20471	17	17
	Fannie Mae Pool #BH2846 3.50% 20471	8	8
	Fannie Mae Pool #BH2848 3.50% 20471	7	7
	Fannie Mae Pool #BH2847 3.50% 20471	5	5
	Fannie Mae Pool #BJ5015 4.00% 20471	169	169
	Fannie Mae Pool #BH3122 4.00% 20471	5	5
	Fannie Mae Pool #BM3788 3.50% 20481	3,442	3,367
	Fannie Mae Pool #BJ4901 3.50% 20481	45	44
	Fannie Mae Pool #BK6840 4.00% 20481	111	111
	Fannie Mae Pool #BK5232 4.00% 20481	85	85
	Fannie Mae Pool #BK9743 4.00% 20481	32	32
	Fannie Mae Pool #BK9761 4.50% 20481	20	21
	Fannie Mae Pool #CA4151 3.50% 20491	620	607
	Fannie Mae Pool #FM1062 3.50% 20491	467	456
	Fannie Mae Pool #FM1443 3.50% 20491	345	336
	Fannie Mae Pool #BJ8411 3.50% 20491	122	119
	Fannie Mae Pool #FM2179 3.00% 20501	3,996	3,754
	Fannie Mae Pool #FM7687 3.00% 20511	6,092	5,730
	Fannie Mae Pool #FM9976 3.00% 20511	889	841
	Fannie Mae Pool #CB2544 3.00% 20521	2,473	2,317
	Fannie Mae, Series 2001-4, Class GA, 9.00% 20251,2	—3	—3
	Fannie Mae, Series 2001-4, Class NA, 9.00% 20251,2	—3	—3
	Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.28% 20231,2	284	283
	Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 20241,2	509	509
	Freddie Mac Pool #1H1354 2.362% 20361,2	55	57
	Freddie Mac Pool #C03518 5.00% 20401	298	315
	Freddie Mac Pool #RB5138 2.00% 20411	828	740
	Freddie Mac Pool #G06459 5.00% 20411	735	775
	Freddie Mac Pool #RB5148 2.00% 20421	1,884	1,671
	Freddie Mac Pool #RB5145 2.00% 20421	800	715
	Freddie Mac Pool #Q19133 3.50% 20431	34	33
	Freddie Mac Pool #Q17696 3.50% 20431	32	31

American Funds Insurance Series    229
U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Pool #Q23190 4.00% 20431	USD159	$ 161
mortgage-backed	Freddie Mac Pool #Q15874 4.00% 20431	3	3
obligations	Freddie Mac Pool #Q28558 3.50% 20441	217	214
(continued)	Freddie Mac Pool #760014 2.797% 20451,2	306	305
	Freddie Mac Pool #Q52069 3.50% 20471	87	86
	Freddie Mac Pool #Q47615 3.50% 20471	50	49
	Freddie Mac Pool #Q54701 3.50% 20481	58	57
	Freddie Mac Pool #Q54709 3.50% 20481	58	56
	Freddie Mac Pool #Q54700 3.50% 20481	47	46
	Freddie Mac Pool #Q54781 3.50% 20481	39	38
	Freddie Mac Pool #Q54782 3.50% 20481	38	38
	Freddie Mac Pool #Q56590 3.50% 20481	32	31
	Freddie Mac Pool #Q54699 3.50% 20481	25	25
	Freddie Mac Pool #Q54831 3.50% 20481	18	17
	Freddie Mac Pool #Q56589 3.50% 20481	18	17
	Freddie Mac Pool #Q54698 3.50% 20481	16	15
	Freddie Mac Pool #G67711 4.00% 20481	1,522	1,529
	Freddie Mac Pool #Q56599 4.00% 20481	126	127
	Freddie Mac Pool #Q55971 4.00% 20481	87	87
	Freddie Mac Pool #Q56175 4.00% 20481	75	75
	Freddie Mac Pool #Q58411 4.50% 20481	233	238
	Freddie Mac Pool #Q58436 4.50% 20481	123	126
	Freddie Mac Pool #Q58378 4.50% 20481	83	85
	Freddie Mac Pool #ZT0522 4.50% 20481	23	23
	Freddie Mac Pool #RA1463 3.50% 20491	426	417
	Freddie Mac Pool #RA1580 3.50% 20491	220	215
	Freddie Mac Pool #QA0284 3.50% 20491	214	208
	Freddie Mac Pool #QA2748 3.50% 20491	57	56
	Freddie Mac Pool #SD0726 2.50% 20511	15,079	13,686
	Freddie Mac Pool #8D0226 2.522% 20521,2	519	488
	Freddie Mac Pool #SD7550 3.00% 20521	3,573	3,370
	Freddie Mac Pool #SD7553 3.00% 20521	932	877
	Freddie Mac Pool #SD0873 3.50% 20521	14,959	14,603
	Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 1.275% 20231,2	2	2
	Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 20221	27	27
	Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 20231	304	303
	Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 20231	191	191
	Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 20231,2	2,561	2,562
	Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 20241	1,363	1,356
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA,
	3.00% 20561	4,858	4,735
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA,
	3.00% 20561,2	4,805	4,694
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA,
	3.00% 20561,2	4,419	4,315
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT,
	3.00% 20561	851	809
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT,
	3.25% 20561	344	331
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT,
	3.00% 20571	955	904
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT,
	3.25% 20571,2	1,398	1,352
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT,
	3.50% 20571	4,371	4,262
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50% 20571	554	549
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA,
	3.50% 20571	279	277
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA,
	3.50% 20581	2,308	2,284

230    American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT,
mortgage-backed	3.50% 20581	USD801	$780
obligations	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT,
(continued)	3.50% 20581	763	744
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA,
	3.50% 20581	640	633
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT,
	3.50% 20581	418	408
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA,
	3.00% 20591	1,947	1,897
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50% 20281	19,892	19,728
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1,
	3.50% 20281	4,599	4,561
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C,
	2.75% 20291	5,264	5,060
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D,
	2.00% 20301	1,514	1,421
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D,
	2.00% 20301	435	379
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1,
	3.50% 20321	4,909	4,850
	Government National Mortgage Assn. 2.00% 20521,4	1,395	1,239
	Government National Mortgage Assn. 2.50% 20521,4	4,866	4,454
	Government National Mortgage Assn. 3.00% 20521,4	44,265	41,744
	Government National Mortgage Assn. 3.50% 20521,4	19,527	18,952
	Government National Mortgage Assn. 4.00% 20521,4	13,010	12,928
	Government National Mortgage Assn. 4.00% 20521,4	11,110	11,065
	Government National Mortgage Assn. 4.50% 20521,4	69,578	70,356
	Government National Mortgage Assn. 5.00% 20521,4	56,733	57,930
	Government National Mortgage Assn. 5.00% 20521,4	890	912
	Government National Mortgage Assn. Pool #698668 5.50% 20381	29	30
	Government National Mortgage Assn. Pool #700778 5.50% 20381	21	23
	Government National Mortgage Assn. Pool #782365 6.00% 20381	94	103
	Government National Mortgage Assn. Pool #004269 6.50% 20381	176	195
	Government National Mortgage Assn. Pool #698406 5.00% 20391	198	209
	Government National Mortgage Assn. Pool #783690 6.00% 20391	93	101
	Government National Mortgage Assn. Pool #783689 5.50% 20401	2,875	3,137
	Government National Mortgage Assn. Pool #783687 4.50% 20411	604	623
	Government National Mortgage Assn. Pool #783688 5.00% 20411	920	977
	Government National Mortgage Assn. Pool #MA0533 3.00% 20421	20	20
	Uniform Mortgage-Backed Security 2.00% 20371,4	1,115	1,041
	Uniform Mortgage-Backed Security 2.50% 20371,4	2,245	2,144
	Uniform Mortgage-Backed Security 2.00% 20521,4	11,093	9,620
	Uniform Mortgage-Backed Security 3.00% 20521,4	13,270	12,349
	Uniform Mortgage-Backed Security 3.00% 20521,4	412	384
	Uniform Mortgage-Backed Security 3.50% 20521,4	53,357	51,268
	Uniform Mortgage-Backed Security 4.00% 20521,4	121,875	119,806
	Uniform Mortgage-Backed Security 4.00% 20521,4	16,422	16,171
	Uniform Mortgage-Backed Security 4.50% 20521,4	115,583	115,805
	Uniform Mortgage-Backed Security 4.50% 20521,4	19,267	19,268
	Uniform Mortgage-Backed Security 5.00% 20521,4	45,150	45,969
	Uniform Mortgage-Backed Security 5.00% 20521,4	4,105	4,171
			761,452
U.S. Treasury bonds & notes 37.21%

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 20225	4,860	4,879
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 20235	21,316	21,692
securities	U.S. Treasury Inflation-Protected Security 0.375% 20235	5,367	5,464
28.33%	U.S. Treasury Inflation-Protected Security 0.625% 20235	30,184	30,714

American Funds Insurance Series    231

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 20245	USD74,820	$ 75,584
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 20245	33,377	33,594
securities	U.S. Treasury Inflation-Protected Security 0.50% 20245	22,236	22,556
(continued)	U.S. Treasury Inflation-Protected Security 0.625% 20245	73,278	74,492
	U.S. Treasury Inflation-Protected Security 0.125% 20255	8,169	8,174
	U.S. Treasury Inflation-Protected Security 0.125% 20255	7,572	7,567
	U.S. Treasury Inflation-Protected Security 0.375% 20255	56,073	56,629
	U.S. Treasury Inflation-Protected Security 0.125% 20265	37,054	36,697
	U.S. Treasury Inflation-Protected Security 0.125% 20265	5,578	5,525
	U.S. Treasury Inflation-Protected Security 0.625% 20265	3,278	3,316
	U.S. Treasury Inflation-Protected Security 0.125% 20275	31,880	31,371
	U.S. Treasury Inflation-Protected Security 0.125% 20305	7,074	6,732
	U.S. Treasury Inflation-Protected Security 0.125% 20315	9,448	8,965
	U.S. Treasury Inflation-Protected Security 0.125% 20315	879	834
	U.S. Treasury Inflation-Protected Security 0.125% 20325	9,616	9,100
	U.S. Treasury Inflation-Protected Security 2.125% 20415	409	474
	U.S. Treasury Inflation-Protected Security 0.75% 20425,6	9,198	8,364
	U.S. Treasury Inflation-Protected Security 0.625% 20435	4,388	3,860
	U.S. Treasury Inflation-Protected Security 1.00% 20495	2,757	2,637
	U.S. Treasury Inflation-Protected Security 0.25% 20505	327	256
	U.S. Treasury Inflation-Protected Security 0.125% 20515	5,851	4,471
	U.S. Treasury Inflation-Protected Security 0.125% 20525	1,459	1,125
			465,072

U.S. Treasury	U.S. Treasury 2.75% 2025	43,809	43,479
8.88%	U.S. Treasury 1.875% 2032	13,702	12,399
	U.S. Treasury 1.125% 2040	7,000	4,857
	U.S. Treasury 1.75% 2041	2,555	1,936
	U.S. Treasury 2.25% 2041	900	748
	U.S. Treasury 2.50% 2046	5,400	4,564
	U.S. Treasury 2.50% 2046	3,900	3,296
	U.S. Treasury 2.875% 2046	2,700	2,455
	U.S. Treasury 2.25% 2049	1,635	1,336
	U.S. Treasury 2.375% 2049	4,125	3,471
	U.S. Treasury 2.875% 2049	6,300	5,849
	U.S. Treasury 1.25% 20506	29,960	18,978
	U.S. Treasury 1.625% 20506	26,165	18,323
	U.S. Treasury 1.875% 2051	15,220	11,373
	U.S. Treasury 1.875% 2051	3,164	2,364
	U.S. Treasury 2.00% 20516	5,546	4,268
	U.S. Treasury 2.25% 20526	6,946	5,691
	U.S. Treasury 2.875% 2052	350	329

			145,716
	Total U.S. Treasury bonds & notes
			610,788
Federal agency bonds & notes 7.54%

	Export-Import Bank of the United States-Guaranteed,
	Ethiopian Leasing 2012, LLC 2.646% 2026	350	344
	Fannie Mae 0.625% 20256	10,000	9,347
	Fannie Mae 0.75% 2027	2,900	2,571
	Fannie Mae 0.875% 2030	8,600	7,123
	Fannie Mae 7.125% 2030	2,000	2,522
	Federal Home Loan Bank 3.25% 2028	6,500	6,524
	Federal Home Loan Bank 5.50% 2036	300	362
	Private Export Funding Corp. 3.55% 2024	3,190	3,219
	Private Export Funding Corp. 1.40% 2028	3,000	2,680
	Tennessee Valley Authority 1.875% 2022	14,017	14,015
	Tennessee Valley Authority 0.75% 2025	3,700	3,459

232    American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Federal agency bonds & notes (continued)

Tennessee Valley Authority 2.875% 2027		USD5,000	$4,947
Tennessee Valley Authority 4.65% 2035		1,780	1,913
Tennessee Valley Authority 5.88% 2036		875	1,057
Tennessee Valley Authority, Series A, 4.625% 2060		250	272
TVA Southaven 3.846% 2033		945	904
U.S. Agency for International Development, Israel (State of), Class 1A, 5.50% 2023		1,250	1,289
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025		14,779	14,672
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026		2,110	2,301
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022		6,000	6,003
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023		1,500	1,499
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024		2,250	2,242
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025		2,640	2,614
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026		2,625	2,595
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027		11,482	11,323
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028		3,856	3,771
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029		2,650	2,578
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030		2,482	2,513
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031		2,475	2,514
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032		2,377	2,417
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033		2,059	2,097
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034		651	664
U.S. Government-Guaranteed Certificates of Participation,
Overseas Private Investment Corp. 3.82% 2032		768	782
U.S. Government-Guaranteed Certificates of Participation,
Overseas Private Investment Corp. 3.938% 2032		628	645

			123,778
Total bonds, notes & other debt instruments (cost: $1,551,123,000)
			1,496,018
	Weighted

Short-term securities 43.70%	average yield
	at acquisition

Commercial paper 20.73%

Amazon.com, Inc. 7/12/20227	0.800%	15,000	14,992
Apple, Inc. 8/1/20227	1.000	15,000	14,979
Apple, Inc. 8/8/20227	1.600	10,000	9,983
Atlantic Asset Securitization, LLC 7/1/20227	1.560	15,200	15,199
BofA Securities, Inc. 8/22/20227	1.900	5,000	4,986
BofA Securities, Inc. 8/29/20227	2.000	5,000	4,983
BofA Securities, Inc. 9/6/20227	1.989	25,600	25,498
BofA Securities, Inc. 9/7/20227	1.512	7,700	7,669
CAFCO, LLC 10/4/20227	2.290	13,000	12,919
Chariot Funding, LLC 8/10/20227	1.650	7,000	6,985
CHARTA, LLC 9/6/20227	1.560	10,000	9,961
CHARTA, LLC 9/8/20227	1.600	8,000	7,968
Coca-Cola Co. 8/9/20227	1.000	21,600	21,561
Eli Lilly and Co. 7/1/20227	0.900	10,000	10,000
Eli Lilly and Co. 9/6/20227	1.850	10,000	9,965
Henkel of America, Inc. 7/11/20227	0.880	15,000	14,993
Henkel of America, Inc. 7/19/20227	0.850	5,000	4,996
Henkel of America, Inc. 8/9/20227	1.110	15,000	14,970
Honeywell International, Inc. 9/26/20227	1.450	11,350	11,295
Johnson & Johnson 10/17/20227	1.480	5,000	4,969
JPMorgan Securities LLC 7/18/2022	1.080	5,000	4,996
JPMorgan Securities LLC 8/2/2022	1.400	7,000	6,989
Linde, Inc. 7/6/2022	1.590	4,750	4,749
Paccar Financial Corp. 7/1/2022	0.950	5,000	5,000
Paccar Financial Corp. 7/15/2022	1.600	9,000	8,994
Paccar Financial Corp. 7/27/2022	1.600	5,000	4,994
		American Funds Insurance Series	233

U.S. Government Securities Fund (continued)

	Weighted
Short-term securities (continued)	average yield	Principal amount	Value
	at acquisition	(000)	(000)

Commercial paper (continued)

Paccar Financial Corp. 7/28/2022	1.600%	USD10,000	$9,987
PepsiCo, Inc. 7/25/20227	0.720	20,000	19,978
Procter & Gamble Co. 7/11/20227	0.770	8,000	7,996
Procter & Gamble Co. 7/21/20227	0.900	10,500	10,490
Wal-Mart Stores, Inc. 7/18/20227	1.020	5,000	4,996
Wal-Mart Stores, Inc. 7/25/20227	1.298	12,800	12,786
Wal-Mart Stores, Inc. 8/8/20227	1.650	4,500	4,492
Wal-Mart Stores, Inc. 8/9/20227	1.650	5,000	4,991
			340,309

Federal agency bills & notes 15.05%

Federal Farm Credit Banks 7/20/2022	1.450	25,000	24,986
Federal Home Loan Bank 7/7/2022	0.830	30,000	29,995
Federal Home Loan Bank 7/13/2022	0.930	3,850	3,849
Federal Home Loan Bank 8/12/2022	1.650	5,100	5,092
Federal Home Loan Bank 8/15/2022	1.159	34,500	34,442
Federal Home Loan Bank 8/17/2022	1.150	15,000	14,974
Federal Home Loan Bank 8/18/2022	1.643	15,000	14,973
Federal Home Loan Bank 8/31/2022	1.190	50,000	49,872
Federal Home Loan Bank 9/21/2022	1.810	20,000	19,924
Federal Home Loan Bank 9/28/2022	1.840	10,000	9,958
Tennessee Valley Authority 7/6/2022	1.370	39,000	38,994

			247,059

U.S. Treasury bills 7.92%

U.S. Treasury 8/16/2022	1.350	58,450	58,351
U.S. Treasury 8/23/2022	1.429	71,700	71,545

			129,896
Total short-term securities (cost: $717,419,000)
			717,264
Total investment securities 134.84% (cost: $2,268,542,000)
			2,213,282
Other assets less liabilities (34.84)%			(571,857)
Net assets 100.00%
			$1,641,425

234    American Funds Insurance Series

U.S. Government Securities Fund (continued)

Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of		amount	at 6/30/2022
Contracts	Type	contracts	Expiration	(000)	(000)

30 Day Federal Funds Futures	Short	36	August 2022	USD(14,750)	$8
30 Day Federal Funds Futures	Long	1,197	September 2022	487,492	(175)
30 Day Federal Funds Futures	Short	24	February 2023	(9,666)	(7)
90 Day Eurodollar Futures	Long	471	December 2022	113,405	(3,235)
3 Month SOFR Futures	Short	22	March 2023	(5,317)	(2)
3 Month SOFR Futures	Short	225	June 2023	(54,354)	54
90 Day Eurodollar Futures	Long	2,043	September 2023	494,176	(12,139)
90 Day Eurodollar Futures	Short	1,261	December 2023	(305,493)	6,654
90 Day Eurodollar Futures	Short	1,272	December 2024	(308,985)	4,093
2 Year U.S. Treasury Note Futures	Short	2,083	September 2022	(437,462)	202
5 Year U.S. Treasury Note Futures	Long	2,568	September 2022	288,258	758
10 Year U.S. Treasury Note Futures	Long	826	September 2022	97,907	(329)
10 Year Ultra U.S. Treasury Note Futures	Long	693	September 2022	88,271	(1,209)
20 Year U.S. Treasury Bond Futures	Long	304	September 2022	42,142	(566)
30 Year Ultra U.S. Treasury Bond Futures	Long	42	September 2022	6,482	137

					$(5,756)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

								Unrealized
Receive		Pay					Upfront	appreciation
					Notional	Value at	premium	(depreciation)

	Payment		Payment	Expiration	amount	6/30/2022	paid	at 6/30/2022
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

2.5775%	Annual	U.S. EFFR	Annual	7/16/2022	USD181,639	$ 81	$—	$ 81
U.S. EFFR	Annual	1.395%	Annual	7/27/2022	422,500	73	—	73
1.955%	Annual	U.S. EFFR	Annual	9/21/2022	320,100	(158)	—	(158)
SOFR	Annual	0.471%	Annual	10/26/2023	30,500	1,004	—	1,004
0.45801%	Annual	SOFR	Annual	10/26/2023	30,500	(1,009)	—	(1,009)
0.241%	Annual	U.S. EFFR	Annual	3/1/2024	119,400	(5,441)	—	(5,441)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	97,600	2,764	—	2,764
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	24,000	228	—	228
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	17,700	146	—	146
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	3,697	32	—	32
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	20,100	1,568	—	1,568
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	20,100	1,567	—	1,567
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	22,492	1,810	—	1,810
3-month USD-LIBOR	Quarterly	1.867%	Semi-annual	7/11/2025	49,400	1,763	—	1,763
2.925%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	12,800	(68)	—	(68)
2.91%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	16,000	(96)	—	(96)
2.908%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	16,000	(97)	—	(97)
2.92%	Semi-annual	3-month USD-LIBOR	Quarterly	2/2/2028	12,200	(67)	—	(67)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	49,000	7,537	—	7,537
0.913%	Semi-annual	3-month USD-LIBOR	Quarterly	6/9/2030	31,000	(4,601)	—	(4,601)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	15,500	2,417	—	2,417
3-month USD-LIBOR	Quarterly	2.963%	Semi-annual	2/1/2038	9,800	165	—	165
3-month USD-LIBOR	Quarterly	2.986%	Semi-annual	2/1/2038	7,800	118	—	118

American Funds Insurance Series    235

U.S. Government Securities Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

								Unrealized
Receive		Pay					Upfront	appreciation
					Notional	Value at	premium	(depreciation)

	Payment		Payment	Expiration	amount	6/30/2022	paid	at 6/30/2022
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

0.833%	Semi-annual	3-month USD-LIBOR	Quarterly	4/3/2040	USD15,800	$(5,026)	$—	$(5,026)
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050	5,110	2,095	—	2,095

						$ 6,805	$—	$ 6,805

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

3Amount less than one thousand.

4Purchased on a TBA basis.

5Index-linked bond whose principal amount moves with a government price index.

6All or a portion of this security was pledged as collateral. The total value of pledged collateral was $16,394,000, which represented 1.00% of the net assets of the fund.

7Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $294,600,000, which represented 17.95% of the net assets of the fund.

Key to abbreviations

Assn. = Association

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

236    American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio June 30, 2022					unaudited
Growth funds 84.07%					Value
				Shares	(000)

	American Funds Insurance Series – Growth Fund, Class 1			5,168,832	$395,984
	Total growth funds (cost: $517,640,000)
					395,984
Fixed income funds 7.60%

	American Funds Insurance Series – The Bond Fund of America, Class 1			3,607,944	35,791
	Total fixed income funds (cost: $37,817,000)
					35,791
Short-term securities 4.04%

	State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%1			19,039,653	19,040
	Total short-term securities (cost: $19,040,000)				19,040
Options purchased 0.09%

	Options purchased*				424
	Total options purchased (cost: $410,000)
					424
	Total investment securities 95.80% (cost: $574,907,000)
					451,239
	Other assets less liabilities 4.20%				19,773
	Net assets 100.00%
					$471,012
*Options purchased

Put
		Notional			Value at
	Number of	amount	Exercise	Expiration	6/30/2022
Description	contracts	(000)	price	date	(000)

S&P 500 Index	25	USD9,463	$2,375.00	12/16/2022	$ 53
S&P 500 Index	15	5,678	2,600.00	12/16/2022	47
S&P 500 Index	25	9,464	2,650.00	12/16/2022	83
S&P 500 Index	70	26,498	2,675.00	12/16/2022	241

					$424

American Funds Insurance Series    237

Managed Risk Growth Fund (continued)

Futures contracts

					Value and
					unrealized
					(depreciation)
				Notional	appreciation
		Number of		amount	at 6/30/2022
Contracts	Type	contracts	Expiration	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	434	September 2022	USD48,717	$(105)
Nikkei 225 Index Contracts	Short	3	September 2022	(583)	36
Japanese Yen Currency Contracts	Short	7	September 2022	(649)	9
FTSE 100 Index Contracts	Short	23	September 2022	(1,994)	1
British Pound Currency Contracts	Short	28	September 2022	(2,135)	50
Mini MSCI Emerging Market Index Contracts	Short	124	September 2022	(6,217)	23
Russell 2000 Mini Index Contracts	Short	93	September 2022	(7,942)	420
Euro Stoxx 50 Index Contracts	Short	255	September 2022	(9,195)	441
Euro Currency Contracts	Short	76	September 2022	(10,011)	209
S&P Mid 400 E-mini Index Contracts	Short	87	September 2022	(19,732)	1,211
S&P 500 E-mini Index Contracts	Short	1,299	September 2022	(246,128)	7,928

					$10,223

Investments in affiliates2

	Value of			Net	Net
					unrealized	Value of		Capital gain
	affiliates at			realized	(depreciation)	affiliates at	Dividend	distributions
	1/1/2022	Additions	Reductions	gain (loss)	appreciation	6/30/2022	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth funds 84.07%
American Funds Insurance Series –
Growth Fund, Class 1	$504,914	$276,392	$173,037	$49,482	$(261,767)	$395,984	$619	$60,090
Fixed income funds 7.60%
American Funds Insurance Series –
The Bond Fund of America, Class 1	59,236	33,926	51,218	(6,387)	234	35,791	225	443
Total 91.67%
				$43,095	$(261,533)	$431,775	$844	$60,533

1Rate represents the seven-day yield at 6/30/2022.

2Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

238    American Funds Insurance Series

Managed Risk International Fund

Investment portfolio June 30, 2022					unaudited
Growth funds 84.30%					Value
				Shares	(000)

American Funds Insurance Series – International Fund, Class 1				7,388,186	$112,079
Total growth funds (cost: $139,165,000)
					112,079
Fixed income funds 9.50%

American Funds Insurance Series – The Bond Fund of America, Class 1				1,272,621	12,624
Total fixed income funds (cost: $13,864,000)
					12,624
Short-term securities 3.12%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%1				4,144,493	4,144
Total short-term securities (cost: $4,144,000)					4,144
Options purchased 0.44%

Options purchased*					591
Total options purchased (cost: $200,000)
					591
Total investment securities 97.36% (cost: $157,373,000)
					129,438
Other assets less liabilities 2.64%					3,512
Net assets 100.00%
					$132,950
*Options purchased

Put
		Notional			Value at
Number of		amount	Exercise	Expiration	6/30/2022
Description	contracts	(000)	price	date	(000)

iShares MSCI EAFE ETF	2,050	USD12,811	$45.00	12/16/2022	$505
iShares MSCI EAFE ETF	780	4,874	50.00	12/16/2022	75
iShares MSCI EAFE ETF	120	750	53.00	12/16/2022	11

					$591
Futures contracts

					Value and
					unrealized
					(depreciation)
				Notional	appreciation
		Number of		amount	at 6/30/2022
Contracts	Type	contracts	Expiration	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	57	September 2022	USD6,398	$ (48)
S&P 500 E-mini Index Contracts	Short	75	September 2022	(14,211)	479
Mini MSCI Emerging Market Index Contracts	Short	545	September 2022	(27,323)	187
MSCI EAFE Index Contracts	Short	381	September 2022	(35,368)	470

					$1,088

American Funds Insurance Series    239

Managed Risk International Fund (continued)

Investments in affiliates2

	Value of			Net	Net	Value of		Capital gain
	affiliates at			realized	unrealized	affiliates at	Dividend	distributions
	1/1/2022	Additions	Reductions	gain (loss)	depreciation	6/30/2022	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth funds 84.30%
American Funds Insurance Series –
International Fund, Class 1	$136,987	$65,776	$43,290	$ 4,856	$(52,250)	$112,079	$570	$16,110
Fixed income funds 9.50%
American Funds Insurance Series –
The Bond Fund of America, Class 1	16,071	6,973	8,612	(1,234)	(574)	12,624	82	160
Total 93.80%
				$ 3,622	$(52,824)	$124,703	$652	$16,270

1Rate represents the seven-day yield at 6/30/2022.

2Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

240    American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

Investment portfolio June 30, 2022					unaudited
Growth-and-income funds 84.30%					Value
				Shares	(000)

American Funds Insurance Series – Washington Mutual Investors Fund, Class 1				22,117,771	$271,164
Total growth-and-income funds (cost: $303,250,000)
					271,164
Fixed income funds 9.49%

American Funds Insurance Series – U.S. Government Securities Fund, Class 1				2,829,677	30,532
Total fixed income funds (cost: $32,271,000)
					30,532
Short-term securities 2.91%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%1				9,354,161	9,354
Total short-term securities (cost: $9,354,000)					9,354
Options purchased 0.26%

Options purchased*					842
Total options purchased (cost: $873,000)
					842
Total investment securities 96.96% (cost: $345,748,000)
					311,892
Other assets less liabilities 3.04%					9,777
Net assets 100.00%
					$321,669
*Options purchased

Put
		Notional			Value at
Number of		amount	Exercise	Expiration	6/30/2022
Description	contracts	(000)	price	date	(000)

S&P 500 Index	175	USD66,244	$2,500.00	12/16/2022	$462
S&P 500 Index	15	5,678	2,650.00	12/16/2022	50
S&P 500 Index	45	17,034	2,675.00	12/16/2022	155
S&P 500 Index	45	17,035	2,725.00	12/16/2022	175

					$842
Futures contracts

					Value and
					unrealized
					(depreciation)
				Notional	appreciation
		Number of		amount	at 6/30/2022
Contracts	Type	contracts	Expiration	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	196	September 2022	USD22,001	$ (70)
Euro Stoxx 50 Index Contracts	Short	73	September 2022	(2,632)	117
Euro Currency Contracts	Short	22	September 2022	(2,898)	60
S&P Mid 400 E-mini Index Contracts	Short	13	September 2022	(2,949)	165
FTSE 100 Index Contracts	Short	44	September 2022	(3,814)	3
British Pound Currency Contracts	Short	53	September 2022	(4,041)	84
S&P 500 E-mini Index Contracts	Short	725	September 2022	(137,369)	3,489

					$3,848

American Funds Insurance Series    241

Managed Risk Washington Mutual Investors Fund (continued)

Investments in affiliates2

	Value of			Net	Net
					unrealized	Value of		Capital gain
	affiliates at			realized	(depreciation)	affiliates at	Dividend	distributions
	1/1/2022	Additions	Reductions	gain (loss)	appreciation	6/30/2022	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth-and-income funds 84.30%
American Funds Insurance Series –
Washington Mutual Investors Fund, Class 1	$315,947	$152,592	$96,114	$34,867	$(136,128)	$271,164	$1,303	$61,850
Fixed income funds 9.49%
American Funds Insurance Series –
U.S. Government Securities Fund, Class 1	37,066	18,005	21,805	(4,107)	1,373	30,532	156	—
Total 93.79%
				$30,760	$(134,755)	$301,696	$1,459	$61,850

1Rate represents the seven-day yield at 6/30/2022.

2Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

242    American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2022					unaudited
Growth-and-income funds 79.27%					Value
				Shares	(000)

	American Funds Insurance Series – Growth-Income Fund, Class 1			35,443,702	$1,729,298
	Total growth-and-income funds (cost: $1,797,473,000)
					1,729,298
Fixed income funds 14.36%

	American Funds Insurance Series – The Bond Fund of America, Class 1			31,586,778	313,341
	Total fixed income funds (cost: $350,338,000)
					313,341
Short-term securities 2.61%

	State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%1			57,022,564	57,023
	Total short-term securities (cost: $57,023,000)				57,023
Options purchased 0.53%

	Options purchased*				11,543
	Total options purchased (cost: $10,612,000)
					11,543
	Total investment securities 96.77% (cost: $2,215,446,000)
					2,111,205
	Other assets less liabilities 3.23%				70,515
	Net assets 100.00%
					$2,181,720
*Options purchased

Put
		Notional			Value at
	Number of	amount	Exercise	Expiration	6/30/2022
Description	contracts	(000)	price	date	(000)

S&P 500 Index	20	USD7,571	$2,950.00	9/16/2022	$37
S&P 500 Index	640	242,264	2,975.00	9/16/2022	1,318
S&P 500 Index	170	64,351	3,000.00	9/16/2022	349
S&P 500 Index	14	5,299	3,025.00	9/16/2022	33
S&P 500 Index	100	37,854	2,650.00	12/16/2022	331
S&P 500 Index	500	189,269	2,675.00	12/16/2022	1,721
S&P 500 Index	440	166,557	2,725.00	12/16/2022	1,711
S&P 500 Index	325	123,025	2,800.00	12/16/2022	1,387
S&P 500 Index	100	37,854	2,825.00	12/16/2022	432
S&P 500 Index	200	75,708	2,850.00	12/16/2022	910
S&P 500 Index	450	170,342	2,875.00	12/16/2022	2,300
S&P 500 Index	200	75,708	2,900.00	12/16/2022	1,014

					$11,543

American Funds Insurance Series    243

Managed Risk Growth-Income Fund (continued)

Futures contracts

					Value and
					unrealized
					(depreciation)
				Notional	appreciation
		Number of		amount	at 6/30/2022
Contracts	Type	contracts	Expiration	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	1,458	September 2022	USD163,661	$(524)
Russell 2000 Mini Index Contracts	Short	53	September 2022	(4,526)	222
Mini MSCI Emerging Market Index Contracts	Short	384	September 2022	(19,252)	(16)
FTSE 100 Index Contracts	Short	304	September 2022	(26,352)	54
Euro Stoxx 50 Index Contracts	Short	764	September 2022	(27,550)	1,147
British Pound Currency Contracts	Short	366	September 2022	(27,905)	528
Euro Currency Contracts	Short	228	September 2022	(30,034)	529
S&P Mid 400 E-mini Index Contracts	Short	289	September 2022	(65,545)	3,395
S&P 500 E-mini Index Contracts	Short	4,111	September 2022	(778,932)	21,404

					$26,739

Investments in affiliates2

	Value of			Net	Net	Value of		Capital gain
	affiliates at			realized	unrealized	affiliates at	Dividend	distributions
	1/1/2022	Additions	Reductions	gain (loss)	depreciation	6/30/2022	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth-and-income funds 79.27%
American Funds Insurance Series –
Growth-Income Fund, Class 1	$2,125,192	$771,734	$582,441	$127,675	$(712,862)	$1,729,298	$5,619	$175,737
Fixed income funds 14.36%
American Funds Insurance Series –
The Bond Fund of America, Class 1	398,789	125,918	166,983	(21,794)	(22,589)	313,341	1,982	3,897
Total 93.63%
				$105,881	$(735,451)	$2,042,639	$7,601	$179,634

1Rate represents the seven-day yield at 6/30/2022.

2Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

244    American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2022						unaudited
Asset allocation funds 94.58%						Value
					Shares	(000)

American Funds Insurance Series – Asset Allocation Fund, Class 1					98,871,249	$2,167,258
Total asset allocation funds (cost: $2,302,803,000)
						2,167,258
Short-term securities 3.03%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%1					69,465,936	69,466
Total short-term securities (cost: $69,466,000)						69,466
Options purchased 0.05%

Options purchased*						1,138
Total options purchased (cost: $2,257,000)
						1,138
Total investment securities 97.66% (cost: $2,374,526,000)
						2,237,862
Other assets less liabilities 2.34%						53,610
Net assets 100.00%
						$2,291,472
*Options purchased

Put
			Notional			Value at
Number of			amount	Exercise	Expiration	6/30/2022
Description	contracts		(000)	price	date	(000)

S&P 500 Index	530		USD200,625	$2,950.00	9/16/2022	$975
S&P 500 Index	44		16,656	2,975.00	9/16/2022	91
S&P 500 Index	10		3,785	3,000.00	9/16/2022	21
S&P 500 Index	22		8,328	3,025.00	9/16/2022	51

						$1,138
Futures contracts

						Value and
						unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 6/30/2022
Contracts		Type	contracts	Expiration	(000)	(000)

5 Year U.S. Treasury Note Futures		Long	1,133	September 2022	USD127,179	$(371)
FTSE 100 Index Contracts		Short	90	September 2022	(7,802)	12
British Pound Currency Contracts		Short	108	September 2022	(8,234)	184
Russell 2000 Mini Index Contracts		Short	147	September 2022	(12,554)	569
Mini MSCI Emerging Market Index Contracts		Short	432	September 2022	(21,658)	65
Euro Stoxx 50 Index Contracts		Short	680	September 2022	(24,521)	1,065
Euro Currency Contracts		Short	204	September 2022	(26,872)	467
S&P Mid 400 E-mini Index Contracts		Short	318	September 2022	(72,122)	3,725
S&P 500 E-mini Index Contracts		Short	3,537	September 2022	(670,173)	17,854

						$23,570

American Funds Insurance Series    245

Managed Risk Asset Allocation Fund (continued)

Investments in affiliates2

	Value of			Net	Net	Value of		Capital gain
	affiliate at			realized	unrealized	affiliate at	Dividend	distributions
	1/1/2022	Additions	Reductions	gain	depreciation	6/30/2022	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Asset allocation funds 94.58%
American Funds Insurance Series –
Asset Allocation Fund, Class 1	$2,678,055	$699,143	$565,128	$66,785	$(711,597)	$2,167,258	$9,909	$231,217

1Rate represents the seven-day yield at 6/30/2022.

2Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

246    American Funds Insurance Series

Financial statements					unaudited
Statements of assets and liabilities at June 30, 2022				(dollars in thousands)
		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$6,231,978	$2,663,432	$29,568,273	$5,942,975	$2,872,337
Affiliated issuers	636,913	333,160	1,575,971	932,894	318,188
Cash	709	1,957	404	3,754	3,721
Cash collateral received for securities on loan	2,045	8,534	8,112	7,475	840
Cash collateral pledged for futures contracts	—	—	—	—	161
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	2,246	815	3,703	8,968	1,489
Unrealized appreciation on open forward currency contracts	—	—	—	—	40
Receivables for:
Sales of investments	1,248	12,647	15,451	6,109	15,910
Sales of fund’s shares	20,636	3,605	109,002	5,552	1,756
Dividends and interest	9,481	3,554	12,384	16,623	7,976
Closed forward currency contracts	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	103
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Securities lending income	—*	8	6	1	1
Currency translations	704	664	—	1,493	2,322
Other	—	—*	—	—	60
	6,905,960	3,028,376	31,293,306	6,925,844	3,224,904
Liabilities:
Collateral for securities on loan	20,453	85,345	81,118	74,745	8,405
Unrealized depreciation on open forward currency contracts	—	—	—	—	1
Unrealized depreciation on unfunded commitments	—	—	—	—	—
Payables for:
Purchases of investments	847	13,472	14,075	3,609	15,875
Repurchases of fund’s shares	2,728	552	5,579	4,065	1,878
Investment advisory services	2,110	1,496	8,385	2,802	1,373
Insurance administrative fees	374	171	1,696	253	477
Services provided by related parties	966	505	4,482	945	397
Trustees’ deferred compensation	85	57	483	177	41
Closed forward currency contracts	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	167
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Non-U.S. taxes	7,273	7,269	1,020	25,052	6,882
Other	378	258	297	582	409
	35,214	109,125	117,135	112,230	35,905
Net assets at June 30, 2022	$6,870,746	$2,919,251	$31,176,171	$6,813,614	$3,188,999
Net assets consist of:
Capital paid in on shares of beneficial interest	$4,728,897	$2,668,735	$20,318,538	$6,622,057	$2,724,606
Total distributable earnings (accumulated loss)	2,141,849	250,516	10,857,633	191,557	464,393
Net assets at June 30, 2022	$6,870,746	$2,919,251	$31,176,171	$6,813,614	$3,188,999
Investment securities on loan, at value	$27,348	$96,178	$78,405	$71,916	$14,516
Investment securities, at cost
Unaffiliated issuers	4,414,385	2,498,648	20,009,865	5,556,442	2,462,901
Affiliated issuers	637,028	325,716	1,576,195	933,018	318,233
Cash denominated in currencies other than U.S. dollars, at cost	2,249	815	3,703	8,960	1,489

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series    247

Financial statements (continued)					unaudited
Statements of assets and liabilities at June 30, 2022 (continued)				(dollars in thousands)
	Washington	Capital		International
	Mutual	World Growth	Growth-	Growth	Capital
	Investors	and Income	Income	and Income	Income
	Fund	Fund	Fund	Fund	Builder

Assets:
Investment securities, at value:
Unaffiliated issuers	$8,932,580	$1,657,279	$30,626,361	$270,057	$1,016,311
Affiliated issuers	405,537	82,938	2,302,880	22,012	132,263
Cash	1,246	136	882	205	1,213
Cash collateral received for securities on loan	5,562	1,544	17,836	141	1,403
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	282	1	551	144
Unrealized appreciation on open forward currency contracts	—	—	—	1	—
Receivables for:
Sales of investments	21,819	2,415	—	1,135	60,393
Sales of fund’s shares	2,005	705	14,620	100	4,153
Dividends and interest	5,767	4,918	43,557	1,824	4,117
Closed forward currency contracts	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	360
Variation margin on centrally cleared swap contracts	—	—	—	—	68
Securities lending income	2	—*	12	—*	1
Currency translations	1	264	—	—	—
Other	—	—	—	2	—
	9,374,519	1,750,481	33,006,149	296,028	1,220,426
Liabilities:
Collateral for securities on loan	55,623	15,435	178,358	1,413	14,030
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Unrealized depreciation on unfunded commitments	—	—	—	—	—
Payables for:
Purchases of investments	9,878	3,247	29,439	1,065	106,256
Repurchases of fund’s shares	6,753	377	15,313	332	1,090
Investment advisory services	1,835	540	7,120	116	199
Insurance administrative fees	707	124	1,057	76	343
Services provided by related parties	1,023	297	3,648	66	136
Trustees’ deferred compensation	99	25	535	14	7
Closed forward currency contracts	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	19
Variation margin on centrally cleared swap contracts	—	—	—	—	86
Non-U.S. taxes	110	664	1,513	74	613
Other	12	172	406	132	37
	76,040	20,881	237,389	3,288	122,816
Net assets at June 30, 2022	$9,298,479	$1,729,600	$32,768,760	$292,740	$1,097,610
Net assets consist of:
Capital paid in on shares of beneficial interest	$7,812,795	$1,591,060	$21,570,621	$319,949	$1,002,592
Total distributable earnings (accumulated loss)	1,485,684	138,540	11,198,139	(27,209)	95,018
Net assets at June 30, 2022	$9,298,479	$1,729,600	$32,768,760	$292,740	$1,097,610
Investment securities on loan, at value	$81,124	$16,355	$171,950	$2,221	$13,384
Investment securities, at cost
Unaffiliated issuers	7,699,509	1,516,294	21,378,607	294,213	915,374
Affiliated issuers	405,592	82,945	2,303,148	22,014	137,500
Cash denominated in currencies other than U.S. dollars, at cost	—	282	—*	551	144

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

248    American Funds Insurance Series
Financial statements (continued)					unaudited
Statements of assets and liabilities at June 30, 2022 (continued)				(dollars in thousands)
		American
		Funds
	Asset	Global	The Bond	Capital	American
	Allocation	Balanced	Fund	World Bond	High-Income
	Fund	Fund†	of America	Fund	Trust
Assets:
Investment securities, at value:
Unaffiliated issuers	$22,412,782	$369,158	$10,721,189	$1,519,026	$812,689
Affiliated issuers	3,754,317	12,688	2,002,964	100,175	22,060
Cash	2,723	87	10,237	658	497
Cash collateral received for securities on loan	5,530	400	—	—	—
Cash collateral pledged for futures contracts	—	—	—	—	149
Cash collateral pledged for swap contracts	—	—	—	—	891
Cash denominated in currencies other than U.S. dollars	662	67	—*	1,599	—*
Unrealized appreciation on open forward currency contracts	—	103	293	6,655	—
Receivables for:
Sales of investments	1,188,210	8,277	2,906,701	92,109	3,062
Sales of fund’s shares	3,466	384	4,586	125	166
Dividends and interest	66,983	1,673	63,679	10,132	13,847
Closed forward currency contracts	—	18	75	32	—
Variation margin on futures contracts	3,827	117	11,937	2,603	—
Variation margin on centrally cleared swap contracts	76	85	1,064	1,056	33
Securities lending income	3	—*	—	—	—
Currency translations	20	—	14	—	—
Other	—	—	—	—	3
	27,438,599	393,057	15,722,739	1,734,170	853,397
Liabilities:
Collateral for securities on loan	55,304	4,005	—	—	—
Unrealized depreciation on open forward currency contracts	—	459	470	4,636	—
Unrealized depreciation on unfunded commitments	3	—	—	—*	1
Payables for:
Purchases of investments	2,383,471	12,611	4,714,650	141,486	2,409
Repurchases of fund’s shares	13,987	73	30,770	2,607	631
Investment advisory services	5,603	138	1,475	568	193
Insurance administrative fees	3,473	75	583	37	49
Services provided by related parties	2,651	66	1,083	224	156
Trustees’ deferred compensation	306	4	126	26	33
Closed forward currency contracts	—	4	576	1,476	—
Variation margin on futures contracts	5,748	51	3,238	928	46
Variation margin on centrally cleared swap contracts	5	12	848	112	2
Non-U.S. taxes	2,863	52	12	72	—
Other	180	29	10	282	1
	2,473,594	17,579	4,753,841	152,454	3,521
Net assets at June 30, 2022	$24,965,005	$375,478	$10,968,898	$1,581,716	$849,876
Net assets consist of:
Capital paid in on shares of beneficial interest	$20,087,583	$332,943	$12,050,340	$1,900,155	$1,195,797
Total distributable earnings (accumulated loss)	4,877,422	42,535	(1,081,442)	(318,439)	(345,921)
Net assets at June 30, 2022	$24,965,005	$375,478	$10,968,898	$1,581,716	$849,876
Investment securities on loan, at value	$53,318	$3,814	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	18,483,563	376,377	11,470,544	1,784,429	914,920
Affiliated issuers	4,024,178	12,688	2,003,265	100,186	22,062
Cash denominated in currencies other than U.S. dollars, at cost	662	67	—*	1,567	—*

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series    249

Financial statements (continued)					unaudited
Statements of assets and liabilities at June 30, 2022 (continued)				(dollars in thousands)
	American		U.S.	Managed	Managed
	Funds		Government	Risk	Risk
	Mortgage	Ultra-Short	Securities	Growth	International
	Fund	Bond Fund	Fund	Fund	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$138,373	$416,230	$2,213,282	$19,464	$4,735
Affiliated issuers	—	—	—	431,775	124,703
Cash	2,771	9,108	47,433	—	—
Cash collateral received for securities on loan	—	—	—	—	—
Cash collateral pledged for futures contracts	—	—	—	17,380	3,515
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Receivables for:
Sales of investments	90,181	—	816,236	—	167
Sales of fund’s shares	3	18	1,287	332	—*
Dividends and interest	196	9	3,874	18	4
Closed forward currency contracts	—	—	—	—	—
Variation margin on futures contracts	171	—	5,437	2,853	464
Variation margin on centrally cleared swap contracts	—	—	1,379	—	—
Securities lending income	—	—	—	—	—
Currency translations	—	—	—	—	—
Other	—	—	—	—	—
	231,695	425,365	3,088,928	471,822	133,588
Liabilities:
Collateral for securities on loan	—	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Unrealized depreciation on unfunded commitments	—	—	—	—	—
Payables for:
Purchases of investments	138,358	—	1,436,179	228	334
Repurchases of fund’s shares	179	1,130	6,505	86	177
Investment advisory services	13	88	238	39	11
Insurance administrative fees	26	42	132	310	88
Services provided by related parties	21	86	329	94	27
Trustees’ deferred compensation	3	12	45	3	1
Closed forward currency contracts	—	—	—	—	—
Variation margin on futures contracts	21	—	2,583	50	—
Variation margin on centrally cleared swap contracts	20	—	1,490	—	—
Non-U.S. taxes	—	—	—	—	—
Other	1	—*	2	—	—
	138,642	1,358	1,447,503	810	638
Net assets at June 30, 2022	$93,053	$424,007	$1,641,425	$471,012	$132,950
Net assets consist of:
Capital paid in on shares of beneficial interest	$99,468	$424,284	$1,766,549	$468,687	$155,472
Total distributable earnings (accumulated loss)	(6,415)	(277)	(125,124)	2,325	(22,522)
Net assets at June 30, 2022	$93,053	$424,007	$1,641,425	$471,012	$132,950
Investment securities on loan, at value	$—	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	140,617	416,305	2,268,542	19,450	4,344
Affiliated issuers	—	—	—	555,457	153,029
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

250    American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at June 30, 2022 (continued)

	Managed Risk	Managed	Managed
	Washington	Risk	Risk
	Mutual	Growth-	Asset
	Investors	Income	Allocation
	Fund	Fund	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$10,196	$68,566	$70,604
Affiliated issuers	301,696	2,042,639	2,167,258
Cash	—	—	—
Cash collateral received for securities on loan	—	—	—
Cash collateral pledged for futures contracts	8,656	55,400	48,020
Cash collateral pledged for swap contracts	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—
Receivables for:
Sales of investments	151	17,100	833
Sales of fund’s shares	324	82	912
Dividends and interest	9	61	62
Closed forward currency contracts	—	—	—
Variation margin on futures contracts	1,434	9,296	7,885
Variation margin on centrally cleared swap contracts	—	—	—
Securities lending income	—	—	—
Currency translations	—	—	—
Other	—	—	—
	322,466	2,193,144	2,295,574
Liabilities:
Collateral for securities on loan	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—
Unrealized depreciation on unfunded commitments	—	—	—
Payables for:
Purchases of investments	304	—	408
Repurchases of fund’s shares	162	9,501	1,359
Investment advisory services	27	183	192
Insurance administrative fees	206	1,420	1,504
Services provided by related parties	64	57	473
Trustees’ deferred compensation	3	14	29
Closed forward currency contracts	—	—	—
Variation margin on futures contracts	31	249	137
Variation margin on centrally cleared swap contracts	—	—	—
Non-U.S. taxes	—	—	—
Other	—	—	—
	797	11,424	4,102
Net assets at June 30, 2022	$321,669	$2,181,720	$2,291,472
Net assets consist of:
Capital paid in on shares of beneficial interest	$310,223	$1,998,424	$2,131,911
Total distributable earnings (accumulated loss)	11,446	183,296	159,561
Net assets at June 30, 2022	$321,669	$2,181,720	$2,291,472
Investment securities on loan, at value	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	10,227	67,635	71,723
Affiliated issuers	335,521	2,147,811	2,302,803
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

unaudited (dollars in thousands)

American Funds Insurance Series    251

Financial statements (continued)						unaudited
Statements of assets and liabilities at June 30, 2022 (continued)			(dollars and shares in thousands, except per-share amounts)
			Global
		Global	Small			New
		Growth	Capitalization	Growth	International	World
		Fund	Fund	Fund	Fund	Fund

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$3,071,738	$914,638	$13,552,095	$3,225,915	$1,674,369
	Shares outstanding	105,650	58,560	176,909	212,710	76,062
	Net asset value per share	$29.07	$15.62	$76.61	$15.17	$22.01
Class 1A:	Net assets	$13,704	$3,963	$173,259	$9,994	$9,456
	Shares outstanding	474	257	2,283	663	432
	Net asset value per share	$28.92	$15.43	$75.90	$15.08	$21.89
Class 2:	Net assets	$3,232,769	$1,751,492	$14,922,706	$3,195,094	$790,334
	Shares outstanding	112,728	118,728	197,300	211,908	36,381
	Net asset value per share	$28.68	$14.75	$75.63	$15.08	$21.72
Class 3:	Net assets			$197,873	$15,712
	Shares outstanding	Not applicable	Not applicable	2,559	1,033	Not applicable
	Net asset value per share			$77.33	$15.20
Class 4:	Net assets	$552,535	$249,158	$2,330,238	$366,899	$714,840
	Shares outstanding	19,465	16,897	31,566	24,733	33,206
	Net asset value per share	$28.39	$14.75	$73.82	$14.83	$21.53
		Washington	Capital		International
		Mutual	World Growth	Growth-	Growth	Capital
		Investors	and Income	Income	and Income	Income
		Fund	Fund	Fund	Fund	Builder

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:
	Net assets	$5,471,389	$551,274	$19,411,798	$12,468	$553,316
	Shares outstanding	446,456	48,641	397,825	1,422	50,880
	Net asset value per share	$12.26	$11.33	$48.79	$8.77	$10.87
Class 1A:	Net assets	$56,598	$5,728	$27,222	$4,311	$9,489
	Shares outstanding	4,660	509	561	505	873
	Net asset value per share	$12.15	$11.26	$48.48	$8.54	$10.86
Class 2:	Net assets	$2,775,264	$991,352	$11,635,400	$163,644	$11,854
	Shares outstanding	230,859	87,806	242,284	19,183	1,091
	Net asset value per share	$12.02	$11.29	$48.02	$8.53	$10.87
Class 3:	Net assets			$126,119
	Shares outstanding	Not applicable	Not applicable	2,581	Not applicable	Not applicable
	Net asset value per share			$48.87
Class 4:	Net assets	$995,228	$181,246	$1,568,221	$112,317	$522,951
	Shares outstanding	83,648	16,461	33,169	13,374	48,191
	Net asset value per share	$11.90	$11.01	$47.28	$8.40	$10.85

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

252    American Funds Insurance Series

Financial statements (continued)						unaudited
Statements of assets and liabilities at June 30, 2022 (continued)			(dollars and shares in thousands, except per-share amounts)
			American
			Funds
		Asset	Global	The Bond	Capital	American
		Allocation	Balanced	Fund	World Bond	High-Income
		Fund	Fund†	of America	Fund	Trust
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$15,266,002	$98,957	$6,877,449	$707,799	$228,487
	Shares outstanding	696,452	8,074	693,170	72,900	25,889
	Net asset value per share	$21.92	$12.26	$9.92	$9.71	$8.83
Class 1A:	Net assets	$21,109	$2,586	$200,199	$1,204	$1,157
	Shares outstanding	968	212	20,303	125	132
	Net asset value per share	$21.81	$12.21	$9.86	$9.67	$8.79
Class 2:	Net assets	$4,341,707	$162,176	$3,092,284	$817,261	$540,450
	Shares outstanding	200,876	13,276	316,453	84,949	62,576
	Net asset value per share	$21.61	$12.22	$9.77	$9.62	$8.64
Class 3:	Net assets	$29,083				$8,556
	Shares outstanding	1,326	Not applicable	Not applicable	Not applicable	965
	Net asset value per share	$21.94				$8.86
Class 4:	Net assets	$5,307,104	$111,759	$798,966	$55,452	$71,226
	Shares outstanding	247,514	9,266	82,157	5,833	7,491
	Net asset value per share	$21.44	$12.06	$9.72	$9.51	$9.51
		American		U.S.	Managed	Managed
		Funds		Government	Risk	Risk
		Mortgage	Ultra-Short	Securities	Growth	International
		Fund	Bond Fund	Fund	Fund	Fund

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:
	Net assets	$1,111	$46,938	$254,823
	Shares outstanding	112	4,162	23,613	Not applicable	Not applicable
	Net asset value per share	$9.91	$11.28	$10.79
Class 1A:	Net assets	$1,857	$10	$4,120
	Shares outstanding	190	1	384	Not applicable	Not applicable
	Net asset value per share	$9.80	$11.28	$10.75
Class 2:	Net assets	$50,207	$297,166	$1,169,880
	Shares outstanding	5,113	27,207	109,841	Not applicable	Not applicable
	Net asset value per share	$9.82	$10.92	$10.65
Class 3:	Net assets		$4,774	$7,862
	Shares outstanding	Not applicable	431	727	Not applicable	Not applicable
	Net asset value per share		$11.06	$10.81
Class 4:	Net assets	$39,878	$75,119	$204,740
	Shares outstanding	4,111	6,844	19,258	Not applicable	Not applicable
	Net asset value per share	$9.70	$10.98	$10.63
Class P1:	Net assets				$9,287	$1,808
	Shares outstanding	Not applicable	Not applicable	Not applicable	781	209
	Net asset value per share				$11.89	$8.65
Class P2:	Net assets				$461,725	$131,142
	Shares outstanding	Not applicable	Not applicable	Not applicable	39,177	15,232
	Net asset value per share				$11.79	$8.61

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series    253

Financial statements (continued)				unaudited
Statements of assets and liabilities at June 30, 2022 (continued)			(dollars and shares in thousands, except per-share amounts)
		Managed Risk	Managed	Managed
		Washington	Risk	Risk
		Mutual	Growth-	Asset
		Investors	Income	Allocation
		Fund	Fund	Fund

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class P1:	Net assets	$2,623	$1,904,828	$6,706
	Shares outstanding	226	148,869	538
	Net asset value per share	$11.58	$12.80	$12.46
Class P2:	Net assets	$319,046	$276,892	$2,284,766
	Shares outstanding	27,707	21,780	188,687
	Net asset value per share	$11.51	$12.71	$12.11

*Amount less than one thousand.

†Formerly Global Balanced Fund.

Refer to the notes to financial statements.

254    American Funds Insurance Series

Financial statements (continued)					unaudited
Statements of operations for the six months ended June 30, 2022				(dollars in thousands)
		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$52,619	$15,408	$151,429	$86,055	$36,438
Affiliated issuers	1,427	606	3,145	1,992	640
	54,046	16,014	154,574	88,047	37,078
Interest from unaffiliated issuers	—	24	896	—	3,562
European Union withholding tax reclaims	353	—	318	—	175
Interest from European Union withholding tax reclaims	64	—	22	—	14
Securities lending income (net of fees)	66	983	387	904	148
	54,529	17,021	156,197	88,951	40,977
Fees and expenses1:
Investment advisory services	19,510	11,933	57,724	19,156	11,907
Distribution services	5,450	2,948	26,226	5,107	2,120
Insurance administrative services	802	367	3,580	530	1,006
Transfer agent services	1	—2	3	1	—2
Administrative services	1,187	522	5,575	1,169	544
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	41	24	125	48	16
Registration statement and prospectus	14	10	100	41	10
Trustees’ compensation	2	2	12	2	1
Auditing and legal	16	34	33	28	49
Custodian	425	239	210	702	411
Other	4	28	18	4	27
Total fees and expenses before waivers/reimbursement	27,452	16,107	93,606	26,788	16,091
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	1,313	259	1	—	2,654
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	1,313	259	1	—	2,654
Total fees and expenses after waivers/reimbursement	26,139	15,848	93,605	26,788	13,437
Net investment income (loss)	28,390	1,173	62,592	62,163	27,540
Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)1 on:
Investments in:
Unaffiliated issuers	310,668	86,912	1,244,591	(205,118)	56,774
Affiliated issuers	(20)	6	1	20	(9)
Futures contracts	—	—	—	—	202
Forward currency contracts	—	—	—	—	298
Swap contracts	—	—	—	—	—
Currency transactions	(1,052)	(25)	73	(1,170)	82
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	309,596	86,893	1,244,665	(206,268)	57,347
Net unrealized (depreciation) appreciation1 on:
Investments in:
Unaffiliated issuers	(3,004,456)	(1,445,472)	(14,552,959)	(1,849,354)	(1,088,052)
Affiliated issuers	(159)	(18,993)	(420)	(230)	(61)
Futures contracts	—	—	—	—	78
Forward currency contracts	—	—	—	—	59
Swap contracts	—	—	—	—	—
Currency translations	221	520	(56)	1,077	300
	(3,004,394)	(1,463,945)	(14,553,435)	(1,848,507)	(1,087,676)
Net realized gain (loss) and unrealized depreciation	(2,694,798)	(1,377,052)	(13,308,770)	(2,054,775)	(1,030,329)
Net decrease in net assets resulting from operations	$(2,666,408)	$(1,375,879)	$(13,246,178)	$(1,992,612)	$(1,002,789)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series    255

Financial statements (continued)					unaudited
Statements of operations for the six months ended June 30, 2022 (continued)				(dollars in thousands)
	Washington	Capital		International
	Mutual	World Growth	Growth-	Growth	Capital
	Investors	and Income	Income	and Income	Income
	Fund	Fund	Fund	Fund	Builder

Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$115,274	$ 30,016	$300,024	$ 7,332	$ 17,853
Affiliated issuers	823	172	4,194	52	587
	116,097	30,188	304,218	7,384	18,440
Interest from unaffiliated issuers	—	71	1,023	—	2,310
European Union withholding tax reclaims	—	—	3,322	430	—
Interest from European Union withholding tax reclaims	—	—	292	35	—
Securities lending income (net of fees)	190	103	572	11	50
	116,287	30,362	309,427	7,860	20,800
Fees and expenses1:
Investment advisory services	19,627	5,497	46,863	1,023	2,446
Distribution services	5,174	1,697	18,949	383	698
Insurance administrative services	1,479	260	2,207	158	695
Transfer agent services	1	—2	3	—2	—2
Administrative services	1,546	297	5,574	49	169
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	24	13	118	3	4
Registration statement and prospectus	24	3	73	1	1
Trustees’ compensation	1	—2	8	1	—2
Auditing and legal	7	19	36	20	17
Custodian	174	195	241	1	42
Other	4	1	17	—2	1
Total fees and expenses before waivers/reimbursement	28,061	7,982	74,089	1,639	4,073
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	7,920	1,907	—	281	1,206
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	7,920	1,907	—	281	1,206
Total fees and expenses after waivers/reimbursement	20,141	6,075	74,089	1,358	2,867
Net investment income (loss)	96,146	24,287	235,338	6,502	17,933
Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)1 on:
Investments in:
Unaffiliated issuers	164,986	(23,930)	1,718,892	(8,722)	10,932
Affiliated issuers	(19)	(13)	(29)	(2)	(4)
Futures contracts	—	—	—	—	(3,291)
Forward currency contracts	—	—	—	—	6
Swap contracts	—	—	—	—	1,590
Currency transactions	(14)	48	(662)	(40)	24
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	164,953	(23,895)	1,718,201	(8,764)	9,257
Net unrealized (depreciation) appreciation1 on:
Investments in:
Unaffiliated issuers	(1,682,419)	(467,259)	(10,132,517)	(67,920)	(135,663)
Affiliated issuers	(96)	(7)	(465)	(6)	(4,757)
Futures contracts	—	—	—	—	(1,259)
Forward currency contracts	—	—	—	1	(2)
Swap contracts	—	—	—	—	(39)
Currency translations	(6)	(116)	(290)	(119)	(34)
	(1,682,521)	(467,382)	(10,133,272)	(68,044)	(141,754)
Net realized gain (loss) and unrealized depreciation	(1,517,568)	(491,277)	(8,415,071)	(76,808)	(132,497)
Net decrease in net assets resulting from operations	$(1,421,422)	$(466,990)	$(8,179,733)	$(70,306)	$(114,564)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

256    American Funds Insurance Series

Financial statements (continued)					unaudited
Statements of operations for the six months ended June 30, 2022 (continued)				(dollars in thousands)
		American
		Funds
	Asset	Global	The Bond	Capital	American
	Allocation	Balanced	Fund	World Bond	High-Income
	Fund	Fund3	of America	Fund	Trust
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$200,577	$3,865	$—	$57	$1,489
Affiliated issuers	25,018	41	3,972	255	68
	225,595	3,906	3,972	312	1,557
Interest from unaffiliated issuers	88,223	1,397	171,964	24,488	26,212
European Union withholding tax reclaims	32	—	—	—	—
Interest from European Union withholding tax reclaims	9	—	—	—	—
Securities lending income (net of fees)	143	3	—	—	—
	314,002	5,306	175,936	24,800	27,769
Fees and expenses1:
Investment advisory services	36,448	1,233	20,827	4,458	2,176
Distribution services	13,348	383	5,248	1,208	874
Insurance administrative services	7,262	158	1,128	77	103
Transfer agent services	2	—2	1	—2	—2
Administrative services	4,146	62	1,753	265	142
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	59	3	38	13	11
Registration statement and prospectus	35	—2	203	3	1
Trustees’ compensation	4	—2	2	1	—2
Auditing and legal	25	4	9	3	3
Custodian	466	24	41	51	7
Other	12	—2	5	1	8
Total fees and expenses before waivers/reimbursement	61,807	1,867	29,255	6,080	3,325
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	—	7	11,103	611	826
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	—	7	11,103	611	826
Total fees and expenses after waivers/reimbursement	61,807	1,860	18,152	5,469	2,499
Net investment income (loss)	252,195	3,446	157,784	19,331	25,270
Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)1 on:
Investments in:
Unaffiliated issuers	945,041	48,478	(388,051)	(40,223)	(13,976)
Affiliated issuers	(14,361)	(2)	(83)	(10)	(4)
Futures contracts	52,273	367	(59,525)	(3,835)	1,276
Forward currency contracts	—	(537)	1,385	(15,990)	—
Swap contracts	159	246	28,306	2,059	326
Currency transactions	3,697	(206)	29	(2,051)	—
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	986,809	48,346	(417,939)	(60,050)	(12,378)
Net unrealized (depreciation) appreciation1 on:
Investments in:
Unaffiliated issuers	(5,810,235)	(125,952)	(1,015,396)	(272,356)	(139,349)
Affiliated issuers	(234,524)	—2	(424)	(23)	(6)
Futures contracts	18,346	(115)	(14,940)	(1,107)	284
Forward currency contracts	—	(167)	178	1,537	—
Swap contracts	1,896	(488)	30,052	(2,288)	414
Currency translations	(52)	(14)	(8)	60	—
	(6,024,569)	(126,736)	(1,000,538)	(274,177)	(138,657)
Net realized gain (loss) and unrealized depreciation	(5,037,760)	(78,390)	(1,418,477)	(334,227)	(151,035)
Net decrease in net assets resulting from operations	$(4,785,565)	$(74,944)	$(1,260,693)	$(314,896)	$(125,765)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series    257

Financial statements (continued)					unaudited
Statements of operations for the six months ended June 30, 2022 (continued)				(dollars in thousands)
	American		U.S.	Managed	Managed
	Funds		Government	Risk	Risk
	Mortgage	Ultra-Short	Securities	Growth	International
	Fund	Bond Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$—	$—	$—	$34	$8
Affiliated issuers	—	—	—	844	652
	—	—	—	878	660
Interest from unaffiliated issuers	886	912	26,161	—	—
European Union withholding tax reclaims	—	—	—	—	—
Interest from European Union withholding tax reclaims	—	—	—	—	—
Securities lending income (net of fees)	—	—	—	—	—
	886	912	26,161	878	660
Fees and expenses1:
Investment advisory services	216	554	3,040	390	110
Distribution services	118	410	1,861	637	180
Insurance administrative services	53	77	276	650	183
Transfer agent services	—2	—2	—2	—2	—2
Administrative services	17	56	268	—	—
Accounting and administrative services	—	—	—	27	23
Reports to shareholders	3	3	11	2	1
Registration statement and prospectus	—2	—2	3	—2	—2
Trustees’ compensation	—2	—2	1	—2	—2
Auditing and legal	—2	—2	1	—2	—2
Custodian	6	—2	10	3	3
Other	—2	—2	1	—2	—2
Total fees and expenses before waivers/reimbursement	413	1,100	5,472	1,709	500
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	104	—	1,318	130	37
Miscellaneous fee reimbursement	—	—	—	—	1
Total waivers/reimbursement of fees and expenses	104	—	1,318	130	38
Total fees and expenses after waivers/reimbursement	309	1,100	4,154	1,579	462
Net investment income (loss)	577	(188)	22,007	(701)	198
Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)1 on:
Investments in:
Unaffiliated issuers	(6,398)	—	(66,161)	(3,451)	(910)
Affiliated issuers	—	—	—	43,095	3,622
Futures contracts	(1,437)	—	(24,700)	14,927	5,625
Forward currency contracts	—	—	—	—	—
Swap contracts	3,125	—	21,128	—	—
Currency transactions	—	—	—	(84)	—2
Capital gain distributions received from affiliated issuers	—	—	—	60,533	16,270
	(4,710)	—	(69,733)	115,020	24,607
Net unrealized (depreciation) appreciation1 on:
Investments in:
Unaffiliated issuers	(3,005)	(77)	(73,958)	1,424	948
Affiliated issuers	—	—	—	(261,533)	(52,824)
Futures contracts	(98)	—	(6,365)	11,562	1,471
Forward currency contracts	—	—	—	—	—
Swap contracts	(1,705)	—	(9,288)	—	—
Currency translations	—	—	—	—	—
	(4,808)	(77)	(89,611)	(248,547)	(50,405)
Net realized gain (loss) and unrealized depreciation	(9,518)	(77)	(159,344)	(133,527)	(25,798)
Net decrease in net assets resulting from operations	$(8,941)	$(265)	$(137,337)	$(134,228)	$(25,600)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

258    American Funds Insurance Series

Financial statements (continued)

Statements of operations for the six months ended June 30, 2022 (continued)

	Managed Risk	Managed	Managed
	Washington	Risk	Risk
	Mutual	Growth-	Asset
	Investors	Income	Allocation
	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$19	$133	$139
Affiliated issuers	1,459	7,601	9,909
	1,478	7,734	10,048
Interest from unaffiliated issuers	—	—	—
European Union withholding tax reclaims	—	—	—
Interest from European Union withholding tax reclaims	—	—	—
Securities lending income (net of fees)	—	—	—
	1,478	7,734	10,048
Fees and expenses1:
Investment advisory services	255	1,785	1,883
Distribution services	423	376	3,130
Insurance administrative services	426	2,976	3,139
Transfer agent services	—2	—2	—2
Administrative services	—	—	—
Accounting and administrative services	24	45	46
Reports to shareholders	2	5	6
Registration statement and prospectus	—2	1	3
Trustees’ compensation	—2	—2	—2
Auditing and legal	—2	2	2
Custodian	3	3	3
Other	—2	1	1
Total fees and expenses before waivers/reimbursement	1,133	5,194	8,213
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	85	596	629
Miscellaneous fee reimbursement	—	—	—
Total waivers/reimbursement of fees and expenses	85	596	629
Total fees and expenses after waivers/reimbursement	1,048	4,598	7,584
Net investment income (loss)	430	3,136	2,464
Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)1 on:
Investments in:
Unaffiliated issuers	(2,423)	(28,252)	(3,697)
Affiliated issuers	30,760	105,881	66,785
Futures contracts	4,515	7,863	(8,961)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency transactions	(41)	(269)	(189)
Capital gain distributions received from affiliated issuers	61,850	179,634	231,217
	94,661	264,857	285,155
Net unrealized (depreciation) appreciation1 on:
Investments in:
Unaffiliated issuers	1,000	19,619	781
Affiliated issuers	(134,755)	(735,451)	(711,597)
Futures contracts	3,951	27,427	23,811
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency translations	—	—	—
	(129,804)	(688,405)	(687,005)
Net realized gain (loss) and unrealized depreciation	(35,143)	(423,548)	(401,850)
Net decrease in net assets resulting from operations	$(34,713)	$(420,412)	$(399,386)

1Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.

2Amount less than one thousand.

3Formerly Global Balanced Fund.

Refer to the notes to financial statements.

unaudited (dollars in thousands)

American Funds Insurance Series    259

Financial statements (continued)

Statements of changes in net assets					(dollars in thousands)
			Global Small
	Global Growth Fund		Capitalization Fund		Growth Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	20221	2021	20221	2021	20221	2021
Operations:
Net investment income (loss)	$28,390	$36,408	$1,173	$(11,335)	$62,592	$87,664
Net realized gain (loss)	309,596	846,935	86,893	1,098,836	1,244,665	5,061,178
Net unrealized (depreciation) appreciation	(3,004,394)	485,952	(1,463,945)	(710,657)	(14,553,435)	3,147,345
Net (decrease) increase in net assets resulting from
operations	(2,666,408)	1,369,295	(1,375,879)	376,844	(13,246,178)	8,296,187
Distributions paid to shareholders	(851,026)	(486,343)	(1,091,116)	(123,155)	(5,032,276)	(5,437,958)
Net capital share transactions	797,600	466,658	809,325	(989,509)	4,048,879	3,623,473
Total (decrease) increase in net assets	(2,719,834)	1,349,610	(1,657,670)	(735,820)	(14,229,575)	6,481,702
Net assets:
Beginning of period	9,590,580	8,240,970	4,576,921	5,312,741	45,405,746	38,924,044
End of period	$6,870,746	$9,590,580	$2,919,251	$4,576,921	$ 31,176,171	$45,405,746

					Washington Mutual
	International Fund		New World Fund		Investors Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	20221	2021	20221	2021	20221	2021
Operations:
Net investment income (loss)	$62,163	$147,317	$27,540	$32,010	$96,146	$173,016
Net realized gain (loss)	(206,268)	1,273,483	57,347	318,018	164,953	2,286,033
Net unrealized (depreciation) appreciation	(1,848,507)	(1,501,184)	(1,087,676)	(136,128)	(1,682,521)	81,431
Net (decrease) increase in net assets resulting from
operations	(1,992,612)	(80,384)	(1,002,789)	213,900	(1,421,422)	2,540,480
Distributions paid to shareholders	(1,046,661)	(249,096)	(327,173)	(185,700)	(2,263,981)	(166,149)
Net capital share transactions	423,534	(832,025)	71,517	176,091	1,518,745	(488,260)
Total (decrease) increase in net assets	(2,615,739)	(1,161,505)	(1,258,445)	204,291	(2,166,658)	1,886,071
Net assets:
Beginning of period	9,429,353	10,590,858	4,447,444	4,243,153	11,465,137	9,579,066
End of period	$6,813,614	$ 9,429,353	$3,188,999	$4,447,444	$ 9,298,479	$11,465,137

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

260    American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)					(dollars in thousands)
	Capital
	World Growth				International Growth
	and Income Fund		Growth-Income Fund		and Income Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	20221	2021	20221	2021	20221	2021
Operations:
Net investment income (loss)	$24,287	$44,268	$235,338	$480,125	$6,502	$34,510
Net realized gain (loss)	(23,895)	410,057	1,718,201	3,512,628	(8,764)	357,845
Net unrealized (depreciation) appreciation	(467,382)	(139,980)	(10,133,272)	4,888,658	(68,044)	(342,815)
Net (decrease) increase in net assets resulting from
operations	(466,990)	314,345	(8,179,733)	8,881,411	(70,306)	49,540
Distributions paid to shareholders	(421,092)	(90,172)	(3,562,421)	(915,114)	(145,919)	(14,532)
Net capital share transactions	234,027	(14,968)	1,558,429	(3,505,347)	130,423	(1,112,349)
Total (decrease) increase in net assets	(654,055)	209,205	(10,183,725)	4,460,950	(85,802)	(1,077,341)
Net assets:
Beginning of period	2,383,655	2,174,450	42,952,485	38,491,535	378,542	1,455,883
End of period	$1,729,600	$2,383,655	$ 32,768,760	$42,952,485	$ 292,740	$378,542

					American Funds
	Capital Income Builder		Asset Allocation Fund		Global Balanced Fund2
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	20221	2021	20221	2021	20221	2021
Operations:
Net investment income (loss)	$17,933	$32,730	$252,195	$496,078	$3,446	$4,583
Net realized gain (loss)	9,257	44,998	986,809	2,982,523	48,346	24,122
Net unrealized (depreciation) appreciation	(141,754)	81,302	(6,024,569)	990,457	(126,736)	17,602
Net (decrease) increase in net assets resulting from
operations	(114,564)	159,030	(4,785,565)	4,469,058	(74,944)	46,307
Distributions paid to shareholders	(11,814)	(29,764)	(2,842,521)	(1,541,316)	(2,232)	(29,247)
Net capital share transactions	79,461	(81,691)	1,887,171	(1,879,473)	(14,722)	(4,816)
Total (decrease) increase in net assets	(46,917)	47,575	(5,740,915)	1,048,269	(91,898)	12,244
Net assets:
Beginning of period	1,144,527	1,096,952	30,705,920	29,657,651	467,376	455,132
End of period	$1,097,610	$1,144,527	$24,965,005	$30,705,920	$ 375,478	$467,376

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series    261

Financial statements (continued)

Statements of changes in net assets (continued)					(dollars in thousands)
	The Bond Fund				American
	of America		Capital World Bond Fund		High-Income Trust

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	20221	2021	20221	2021	20221	2021
Operations:
Net investment income (loss)	$157,784	$215,953	$19,331	$42,586	$25,270	$47,176
Net realized gain (loss)	(417,939)	129,232	(60,050)	16,012	(12,378)	7,485
Net unrealized (depreciation) appreciation	(1,000,538)	(353,151)	(274,177)	(168,792)	(138,657)	21,386
Net (decrease) increase in net assets resulting from
operations	(1,260,693)	(7,966)	(314,896)	(110,194)	(125,765)	76,047
Distributions paid to shareholders	(192,664)	(687,442)	(30,830)	(91,748)	(9,523)	(43,416)
Net capital share transactions	(764,324)	2,474,568	(157,566)	(51,795)	(67,271)	152,225
Total (decrease) increase in net assets	(2,217,681)	1,779,160	(503,292)	(253,737)	(202,559)	184,856
Net assets:
Beginning of period	13,186,579	11,407,419	2,085,008	2,338,745	1,052,435	867,579
End of period	$10,968,898	$13,186,579	$1,581,716	$2,085,008	$849,876	$1,052,435

	American Funds				U.S. Government
	Mortgage Fund		Ultra-Short Bond Fund		Securities Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	20221	2021	20221	2021	20221	2021
Operations:
Net investment income (loss)	$577	$1,555	$(188)	$(1,883)	$22,007	$26,482
Net realized gain (loss)	(4,710)	(90)	—	—5	(69,733)	(5,219)
Net unrealized (depreciation) appreciation	(4,808)	(2,808)	(77)	(4)	(89,611)	(36,820)
Net (decrease) increase in net assets resulting from
operations	(8,941)	(1,343)	(265)	(1,887)	(137,337)	(15,557)
Distributions paid to shareholders	(499)	(13,157)	—	—	(7,653)	(209,728)
Net capital share transactions	(231,905)	29,279	91,611	(41,201)	(378,884)	236,927
Total (decrease) increase in net assets	(241,345)	14,779	91,346	(43,088)	(523,874)	11,642
Net assets:
Beginning of period	334,398	319,619	332,661	375,749	2,165,299	2,153,657
End of period	$93,053	$334,398	$424,007	$332,661	$1,641,425	$2,165,299

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

262    American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)					(dollars in thousands)
					Managed Risk
	Managed Risk		Managed Risk		Washington Mutual
	Growth Fund		International Fund		Investors Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	20221	2021	20221	2021	20221	2021
Operations:
Net investment income (loss)	$(701)	$(392)	$198	$2,984	$430	$3,320
Net realized gain (loss)	115,020	93,312	24,607	654	94,661	15,848
Net unrealized (depreciation) appreciation	(248,547)	(21,491)	(50,405)	(10,287)	(129,804)	38,411
Net (decrease) increase in net assets resulting from
operations	(134,228)	71,429	(25,600)	(6,649)	(34,713)	57,579
Distributions paid to shareholders	(85,304)	(27,384)	(3,368)	(931)	(3,925)	(6,019)
Net capital share transactions	93,951	(11,898)	583	(654)	(12,730)	(34,883)
Total (decrease) increase in net assets	(125,581)	32,147	(28,385)	(8,234)	(51,368)	16,677
Net assets:
Beginning of period	596,593	564,446	161,335	169,569	373,037	356,360
End of period	$ 471,012	$596,593	$132,950	$161,335	$321,669	$373,037

	Managed Risk		Managed Risk
	Growth-Income Fund		Asset Allocation Fund

	Six months		Six months
	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,
	20221	2021	20221	2021
Operations:
Net investment income (loss)	$3,136	$23,938	$2,464	$29,121
Net realized gain (loss)	264,857	49,377	285,155	133,738
Net unrealized (depreciation) appreciation	(688,405)	292,194	(687,005)	169,648
Net (decrease) increase in net assets resulting from
operations	(420,412)	365,509	(399,386)	332,507
Distributions paid to shareholders	(74,065)	(68,168)	(121,640)	(38,227)
Net capital share transactions	8,625	(64,385)	(6,522)	(254,031)
Total (decrease) increase in net assets	(485,852)	232,956	(527,548)	40,249
Net assets:
Beginning of period	2,667,572	2,434,616	2,819,020	2,778,771
End of period	$2,181,720	$2,667,572	$2,291,472	$2,819,020

1 Unaudited.

2 Formerly Global Balanced Fund.

3 Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series    263
Notes to financial statements

unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 34 different funds ("the funds"), including 23 funds in the series covered in this report. The other 11 funds in the series are covered in separate reports. Six funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds Global Balanced Fund (formerly Global Balanced Fund) — Seeks the balanced accomplishment of three objectives: long- term growth of capital, conservation of principal and current income.

The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

264    American Funds Insurance Series

American Funds Mortgage Fund — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund — To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

American Funds Insurance Series    265

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

266    American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following pages present the funds’ valuation levels as of June 30, 2022 (dollars in thousands):

American Funds Insurance Series    267

Global Growth Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$1,692,534	$—	$—	$1,692,534
Health care	1,141,809	—	—	1,141,809
Consumer discretionary	1,014,034	—	—	1,014,034
Consumer staples	601,888	—	—	601,888
Financials	591,871	—	—*	591,871
Communication services	323,718	—	—	323,718
Industrials	322,261	—	—	322,261
Energy	210,349	—	—*	210,349
Materials	180,570	—	—	180,570
Real estate	26,276	—	—	26,276
Utilities	9,456	—	—	9,456
Preferred securities	104,021	—	—	104,021
Short-term securities	650,104	—	—	650,104

Total	$6,868,891	$—	$—*	$6,868,891

*Amount less than one thousand.

Global Small Capitalization Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$568,036	$25,309	$1,093	$594,438
Industrials	476,093	—	—	476,093
Consumer discretionary	455,457	—	—	455,457
Health care	430,498	—	—	430,498
Financials	198,106	33,624	—	231,730
Materials	109,673	—	—	109,673
Consumer staples	89,696	—	—	89,696
Real estate	61,385	—	—	61,385
Communication services	61,038	—	—	61,038
Utilities	49,053	—	—	49,053
Energy	12,301	—	18,936	31,237
Preferred securities	5,942	—	20,705	26,647
Rights & warrants	—	13,750	—	13,750
Short-term securities	365,897	—	—	365,897

Total	$2,883,175	$72,683	$40,734	$2,996,592

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2022 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	1/1/2022	Level 3*	Purchases	Sales	gain	depreciation†	Level 3*	6/30/2022
Investment securities	$44,963	$—	$—	$—	$—	$(4,229)	$—	$40,734
Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2022								$ (4,229)

*Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

†Net unrealized depreciation is included in the related amounts on investments in the fund’s statement of operations.

268    American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

						Impact to
						valuation from
	Value at	Valuation	Unobservable	Range	Weighted	an increase in
	6/30/2022	techniques	inputs	(if applicable)	average*	input†
		Market comparable	Price/Cash flow multiple	6.1x	6.1x	Increase

Common stocks	$20,029		DLOM	16%	16%	Decrease
		companies

			EV/Sales multiple	7.0x	7.0x	Increase

		Transaction price	N/A	N/A	N/A	N/A

			EV/Sales multiple	7.0x - 15.2x	12.8x	Increase

		Market comparable	Net adjustment based on market
			comparables movement	34%	34%	Decrease
		companies
Preferred securities	20,705		(decrease)

			DLOM	10%	10%	Decrease

		Recent market	Net adjustment based on market
			comparables movement	75%	75%	Decrease
		information
			(decrease)

Total	$40,734

*Weighted average is by relative fair value.

†This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations and symbols

DLOM = Discount for lack of marketability

EV = Enterprise value

Growth Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$6,394,599	$—	$6,000	$6,400,599
Consumer discretionary	5,899,258	—	—	5,899,258
Health care	4,781,239	—	44,928	4,826,167
Communication services	4,639,224	—	—	4,639,224
Industrials	2,548,431	—	—	2,548,431
Financials	1,934,608	—	—	1,934,608
Energy	1,548,263	—	—	1,548,263
Materials	803,087	—	—	803,087
Consumer staples	684,760	—	—	684,760
Utilities	131,355	—	—	131,355
Real estate	34,023	—	—	34,023
Preferred securities	21,266	—	37,835	59,101
Convertible bonds & notes	—	—	7,084	7,084
Short-term securities	1,628,284	—	—	1,628,284

Total	$31,048,397	$—	$95,847	$31,144,244

American Funds Insurance Series    269

International Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Industrials	$893,966	$—	$—	$893,966
Information technology	769,459	—	7,357	776,816
Financials	773,846	—	—	773,846
Health care	753,412	—	—	753,412
Energy	651,793	—	—	651,793
Materials	628,737	—	—	628,737
Consumer discretionary	603,139	—	—	603,139
Consumer staples	305,783	—	—	305,783
Communication services	238,436	—	—*	238,436
Utilities	152,530	—	—	152,530
Real estate	46,413	—	—	46,413
Preferred securities	52,526	—	673	53,199
Rights & warrants	—	16,702	—	16,702
Short-term securities	981,097	—	—	981,097

Total	$6,851,137	$16,702	$8,030	$6,875,869

*Amount less than one thousand.

New World Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 499,539	$—	$ 588	$ 500,127
Financials	381,073	—	—*	381,073
Health care	372,282	—	—	372,282
Consumer discretionary	335,566	—	—*	335,566
Industrials	283,135	—	—	283,135
Materials	247,617	—	—*	247,617
Consumer staples	217,659	—	—*	217,659
Communication services	155,041	—	—*	155,041
Energy	134,793	2,515	—*	137,308
Real estate	53,460	—	—	53,460
Utilities	49,418	—	—	49,418
Preferred securities	18,576	—	11,241	29,817
Rights & warrants	58	668	—	726
Bonds, notes & other debt instruments	—	103,688	—	103,688
Short-term securities	323,608	—	—	323,608

Total	$3,071,825	$106,871	$11,829	$3,190,525

		Other investments†
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 160	$ —	$—	$ 160
Unrealized appreciation on open forward currency contracts	—	40	—	40
Liabilities:
Unrealized depreciation on futures contracts	(118)	—	—	(118)
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)

Total	$ 42	$39	$—	$ 81

*Amount less than one thousand.

†Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

Washington Mutual Investors Fund

At June 30, 2022, all of the fund’s investment securities were classified as Level 1.

270    American Funds Insurance Series

Capital World Growth and Income Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$292,238	$—	$—	$292,238
Financials	247,908	—	—*	247,908
Health care	228,402	—	—	228,402
Industrials	183,901	—	—	183,901
Consumer discretionary	155,507	—	—	155,507
Consumer staples	131,250	—	—	131,250
Energy	104,884	2,338	—*	107,222
Materials	106,750	—	—	106,750
Communication services	93,171	—	—*	93,171
Utilities	50,071	478	—	50,549
Real estate	33,321	—	—	33,321
Preferred securities	7,949	—	—	7,949
Convertible stocks	2,354	—	—	2,354
Convertible bonds & notes	—	1,058	—	1,058
Bonds, notes & other debt instruments	—	5,745	—	5,745
Short-term securities	92,892	—	—	92,892

Total	$1,730,598	$9,619	$—*	$1,740,217

*Amount less than one thousand.

Growth-Income Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$6,492,561	$—	$—	$6,492,561
Health care	4,256,632	—	—	4,256,632
Industrials	3,988,247	—	—	3,988,247
Communication services	3,126,720	—	—	3,126,720
Financials	3,042,614	—	—	3,042,614
Consumer discretionary	2,606,142	—	—	2,606,142
Consumer staples	1,756,134	—	—	1,756,134
Energy	1,690,089	—	—	1,690,089
Utilities	1,037,932	—	—	1,037,932
Materials	966,570	—	—	966,570
Real estate	723,852	—	—	723,852
Convertible stocks	391,787	—	—	391,787
Bonds, notes & other debt instruments	—	6,325	—	6,325
Short-term securities	2,417,903	425,733	—	2,843,636

Total	$32,497,183	$432,058	$—	$32,929,241

American Funds Insurance Series    271

International Growth and Income Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$ 44,250	$—	—*	$ 44,250
Consumer staples	36,462	—	—*	36,462
Information technology	33,632	103	—	33,735
Consumer discretionary	32,879	—	—	32,879
Industrials	31,694	—	—	31,694
Health care	28,992	—	—	28,992
Energy	15,306	1,592	—*	16,898
Communication services	14,390	—	—*	14,390
Materials	13,679	—	—*	13,679
Utilities	7,585	—	—	7,585
Real estate	6,674	—	—	6,674
Preferred securities	1,908	—	—	1,908
Short-term securities	22,923	—	—	22,923

Total	$290,374	$1,695	$—*	$292,069

		Other investments†
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$—	$1	$—	$1

*Amount less than one thousand.
†Forward currency contracts are not included in the fund’s investment portfolio.

Capital Income Builder

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$135,409	$—	—*	$135,409
Consumer staples	113,314	—	—	113,314
Health care	95,650	—	—	95,650
Information technology	88,228	—	—	88,228
Utilities	73,457	424	—	73,881
Real estate	73,764	—	—	73,764
Industrials	65,600	—	—	65,600
Energy	57,300	—	—*	57,300
Communication services	35,852	—	—	35,852
Consumer discretionary	29,927	—	—	29,927
Materials	29,743	—	—	29,743
Preferred securities	506	—	—	506
Rights & warrants	4	—	—	4
Convertible stocks	7,131	—	—	7,131
Investment funds	28,752	—	—	28,752
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	103,892	—	103,892
Mortgage-backed obligations	—	68,366	88	68,454
Corporate bonds, notes & loans	—	20,102	—	20,102
Asset-backed obligations	—	7,504	—	7,504
Bonds & notes of governments & government agencies
outside the U.S.	—	762	—	762
Municipals	—	240	—	240
Short-term securities	112,559	—	—	112,559

Total	$947,196	$201,290	$88	$1,148,574

Refer to the next page for footnote.

272    American Funds Insurance Series

		Other investments†
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$15	$—	$—	$15
Unrealized appreciation on centrally cleared interest rate swaps	—	1,757	—	1,757
Liabilities:
Unrealized depreciation on futures contracts	(1,042)	—	—	(1,042)
Unrealized depreciation on centrally cleared credit default swaps	—	(359)	—	(359)

Total	$(1,027)	$1,398	$—	$371

*Amount less than one thousand.
†Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Asset Allocation Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Health care	$ 2,907,291	$—	$18,782	$ 2,926,073
Information technology	2,577,874	—	—	2,577,874
Financials	2,398,345	—	2,061	2,400,406
Consumer discretionary	1,953,699	—	—	1,953,699
Consumer staples	1,478,465	—	—	1,478,465
Industrials	1,406,108	—	—	1,406,108
Communication services	1,270,617	—	—	1,270,617
Materials	1,041,138	—	—	1,041,138
Energy	856,580	—	46	856,626
Real estate	561,840	—	—	561,840
Utilities	228,577	—	—	228,577
Preferred securities	—	—	144	144
Rights & warrants	—	—	—*	—*
Convertible stocks	—	—	50,000	50,000
Investment funds	1,393,740	—	—	1,393,740
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,010,085	—	2,010,085
Mortgage-backed obligations	—	1,677,030	—	1,677,030
Corporate bonds, notes & loans	—	1,491,998	6,038	1,498,036
Asset-backed obligations	—	358,128	5,755	363,883
Bonds & notes of governments & government agencies
outside the U.S.	—	38,798	—	38,798
Municipals	—	37,718	—	37,718
Short-term securities	2,396,242	—	—	2,396,242

Total	$20,470,516	$5,613,757	$82,826	$26,167,099

		Other investments†
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 7,611	$—	$—	$ 7,611
Unrealized appreciation on centrally cleared credit default swaps	—	1,848	—	1,848
Liabilities:
Unrealized depreciation on futures contracts	(3,501)	—	—	(3,501)

Total	$ 4,110	$1,848	$—	$ 5,958

*Amount less than one thousand.

†Futures contracts and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series    273

American Funds Global Balanced Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$ 34,013	$—	$—	$ 34,013
Health care	29,389	—	—	29,389
Industrials	29,122	—	—	29,122
Information technology	27,928	—	—	27,928
Utilities	20,693	—	—	20,693
Consumer staples	19,214	—	—	19,214
Communication services	13,797	—	—	13,797
Energy	13,157	—	—	13,157
Materials	13,056	—	—	13,056
Consumer discretionary	9,370	—	—	9,370
Real estate	7,949	—	—	7,949
Preferred securities	1,412	—	—	1,412
Convertible stocks	397	—	—	397
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	54,288	—	54,288
Bonds & notes of governments & government agencies
outside the U.S.	—	52,832	—	52,832
Corporate bonds, notes & loans	—	20,236	—	20,236
Mortgage-backed obligations	—	8,956	—	8,956
Asset-backed obligations	—	1,627	—	1,627
Municipals	—	143	—	143
Short-term securities	15,272	8,995	—	24,267

Total	$234,769	$147,077	$—	$381,846

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 48	$—	$—	$ 48
Unrealized appreciation on open forward currency contracts	—	103	—	103
Unrealized appreciation on centrally cleared interest rate swaps	—	7	—	7
Liabilities:
Unrealized depreciation on futures contracts	(82)	—	—	(82)
Unrealized depreciation on open forward currency contracts	—	(459)	—	(459)
Unrealized depreciation on centrally cleared interest rate swaps	—	(654)	—	(654)
Unrealized depreciation on centrally cleared credit default swaps	—	(80)	—	(80)

Total	$(34)	$(1,083)	$—	$(1,117)

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

The Bond Fund of America

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,779,119	$—	$3,779,119
Corporate bonds, notes & loans	—	3,680,622	—	3,680,622
Mortgage-backed obligations	—	2,445,028	1,490	2,446,518
Asset-backed obligations	—	477,724	8,337	486,061
Municipals	—	178,538	—	178,538
Bonds & notes of governments & government agencies
outside the U.S.	—	138,829	—	138,829
Federal agency bonds & notes	—	11,502	—	11,502
Short-term securities	2,002,964	—	—	2,002,964

Total	$2,002,964	$10,711,362	$9,827	$12,724,153

274    American Funds Insurance Series

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 11,018	$—	$—	$11,018
Unrealized appreciation on open forward currency contracts	—	293	—	293
Unrealized appreciation on centrally cleared interest rate swaps	—	13,225	—	13,225
Unrealized appreciation on centrally cleared credit default swaps	—	8,754	—	8,754
Liabilities:
Unrealized depreciation on futures contracts	(25,935)	—	—	(25,935)
Unrealized depreciation on open forward currency contracts	—	(470)	—	(470)
Unrealized depreciation on centrally cleared interest rate swaps	—	(2,838)	—	(2,838)

Total	$(14,917)	$18,964	$—	$4,047

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Capital World Bond Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Euros	$—	$269,416	$—	$269,416
Japanese yen	—	134,479	—	134,479
Chinese yuan renminbi	—	52,346	—	52,346
British pounds	—	50,066	—	50,066
Canadian dollars	—	38,056	—	38,056
Mexican pesos	—	36,030	—	36,030
Danish kroner	—	33,493	—	33,493
Australian dollars	—	32,740	—	32,740
Colombian pesos	—	15,808	—	15,808
Indonesian rupiah	—	10,794	—	10,794
Malaysian ringgits	—	8,811	—	8,811
Brazilian reais	—	8,573	—	8,573
Chilean pesos	—	7,667	—	7,667
South Korean won	—	7,495	—	7,495
Polish zloty	—	5,053	—	5,053
Russian rubles	—	4,830	—	4,830
South African rand	—	3,073	—	3,073
Peruvian nuevos soles	—	1,382	—	1,382
Indian rupees	—	1,148	—	1,148
Hungarian forints	—	1,032	—	1,032
Romanian leu	—	962	—	962
Ukrainian hryvnia	—	634	—	634
Norwegian kroner	—	620	—	620
U.S. dollars	—	793,574	637	794,211
Preferred securities	—	—	15	15
Common stocks	289	—	3	292
Short-term securities	100,175	—	—	100,175

Total	$100,464	$1,518,082	$655	$1,619,201

American Funds Insurance Series    275

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$933	$—	$—	$933
Unrealized appreciation on open forward currency contracts	—	6,655	—	6,655
Unrealized appreciation on centrally cleared interest rate swaps	—	33	—	33
Unrealized appreciation on centrally cleared credit default swaps	—	3,014	—	3,014
Liabilities:
Unrealized depreciation on futures contracts	(2,216)	—	—	(2,216)
Unrealized depreciation on open forward currency contracts	—	(4,636)	—	(4,636)
Unrealized depreciation on centrally cleared interest rate swaps	—	(9,273)	—	(9,273)

Total	$(1,283)	$(4,207)	$—	$(5,490)

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American High-Income Trust

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$763,380	$ 3,830	$767,210
Mortgage-backed obligations	—	—	631	631
Asset-backed obligations	—	129	—	129
Convertible bonds & notes	—	430	79	509
Convertible stocks	320	473	—	793
Common stocks	11,236	1,794	26,150	39,180
Preferred securities	—	2,295	326	2,621
Rights & warrants	316	1,293	7	1,616
Short-term securities	22,060	—	—	22,060

Total	$33,932	$769,794	$31,023	$834,749

		Other investments1
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$73	$ —	$—	$ 73
Unrealized appreciation on centrally cleared credit default swaps	—	421	—	421

Total	$73	$421	$—	$494

1Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2022 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	1/1/2022	Level 32	Purchases	Sales	gain3	depreciation3	Level 32	6/30/2022
Investment securities	$40,411	$—	$938	$(11,070)	$879	$(135)	$—	$31,023
Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2022								$ 1,383

2Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

3Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

276    American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

						Impact to
						valuation from
	Value at	Valuation	Unobservable	Range	Weighted	an increase in
	6/30/2022	techniques	inputs	(if applicable)	average*	input†
		Estimated recovery	Expected proceeds	N/A	N/A	N/A
		value	Vendor price	N/A	N/A	N/A

Bonds, notes & other		Yield analysis	Yield	11.7% - 13.4%	12.7%	Decrease
	$ 4,461
			N/A	N/A	N/A	N/A
debt instruments

		Transaction price	Net adjustment based on market
			comparables movement	10%	10%	Decrease

			(decrease)

Convertible bonds &	79	Transaction price	N/A	N/A	N/A	N/A
notes

			N/A	N/A	N/A	N/A

		Estimated recovery	Exchange terms	N/A	N/A	N/A

			Risk discount	90%	90%	Decrease
		value

			Net adjustment based on market	20%	20%	Decrease
			comparables (decrease)

Common stocks	26,150	Market comparable	EV/EBITDA multiple	2.0x - 4.8x	3.1x	Increase

			EV/EBITDA less CapEx multiple	10.5x	10.5x	Increase
		companies

			DLOM	18%	18%	Decrease

			Broker quote	N/A	N/A	N/A

		Recent market	Quoted price	N/A	N/A	N/A
		information	Corporate action terms	N/A	N/A	N/A

			DLOM	15%	15%	Decrease

Preferred securities	326	Market comparable	EV/EBITDA multiple	3.5x	3.5x	Increase
		companies	DLOM	30%	30%	Decrease

Rights & warrants	7	Recent market	Broker quote	N/A	N/A	N/A
		information

Total	$31,023

*Weighted average is by relative fair value.

†This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

CapEx = Capital expenditures

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

American Funds Insurance Series    277

American Funds Mortgage Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$ 68,996	$—	$ 68,996
U.S. Treasury bonds & notes	—	14,204	—	14,204
Asset-backed obligations	—	4,040	—	4,040
Bonds & notes of governments & government agencies outside
the U.S.	—	515	—	515
Federal agency bonds & notes	—	248	—	248
Short-term securities	—	50,370	—	50,370

Total	$—	$138,373	$—	$138,373

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 40	$ —	$—	$ 40
Unrealized appreciation on centrally cleared interest rate swaps	—	670	—	670
Liabilities:
Unrealized depreciation on futures contracts	(134)	—	—	(134)

Total	$ (94)	$670	$—	$ 576

*Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Ultra-Short Bond Fund

At June 30, 2022, all of the fund’s investment securities were classified as Level 2.

U.S. Government Securities Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$ 761,452	$—	$ 761,452
U.S. Treasury bonds & notes	—	610,788	—	610,788
Federal agency bonds & notes	—	123,778	—	123,778
Short-term securities	—	717,264	—	717,264

Total	$—	$2,213,282	$—	$2,213,282

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 11,906	$—	$—	$ 11,906
Unrealized appreciation on centrally cleared interest rate swaps	—	23,368	—	23,368
Liabilities:
Unrealized depreciation on futures contracts	(17,662)	—	—	(17,662)
Unrealized depreciation on centrally cleared interest rate swaps	—	(16,563)	—	(16,563)

Total	$ (5,756)	$6,805	$—	$ 1,049

*Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Managed Risk Growth Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

278    American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign

American Funds Insurance Series    279

withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to a fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

280    American Funds Insurance Series

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates

—i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

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Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk— As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

282    American Funds Insurance Series

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

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The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received
	Value of			Value of

	investment			investment
	securities		U.S. government	securities
Funds	on loan	Cash	securities	purchased

Global Growth Fund	$ 27,348	$ 20,453	$ 8,325	$ 18,408
Global Small Capitalization Fund	96,178	85,345	17,353	76,811
Growth Fund	78,405	81,118	—	73,006
International Fund	71,916	74,745	—	67,270
New World Fund	14,516	8,405	7,205	7,565
Washington Mutual Investors Fund	81,124	55,623	27,526	50,061
Capital World Growth and Income Fund	16,355	15,435	1,643	13,891
Growth-Income Fund	171,950	178,358	—	160,522
International Growth and Income Fund	2,221	1,413	953	1,272
Capital Income Builder	13,384	14,030	—	12,627
Asset Allocation Fund	53,318	55,304	—	49,774
American Funds Global Balanced Fund	3,814	4,005	—	3,605

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage- backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

284    American Funds Insurance Series

Unfunded commitments — Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2022, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $187,000, $63,000 and $1,796,000, respectively, which would represent less than 0.01%, less than 0.01% and 0.21%, respectively, of the net assets of each fund should such commitments become due. Unrealized depreciation on these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $3,000, less than $1,000 and $1,000, respectively, which is disclosed as unrealized depreciation on unfunded commitments in each fund’s statement of assets and liabilities and is included in net unrealized depreciation on investments in unaffiliated issuers in each fund’s statement of operations.

Options contracts — The managed risk funds have entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of their managed risk strategy, the funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the funds obtain the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the funds pay the current market price, or the option premium, for the option.

The funds may terminate their position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the funds will lose the entire premium. If the option is exercised, the funds complete the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The funds may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in investments in unaffiliated issuers in each fund’s statement of operations.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized

American Funds Insurance Series    285

gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.

Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:

Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

286    American Funds Insurance Series

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options		Forward	Interest	Credit
	contracts	Futures	currency	rate	default
	purchased	contracts	contracts	swaps	swaps

New World Fund	Not applicable	$ 25,832	$ 4,557	Not applicable	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	446	Not applicable	Not applicable
Capital Income Builder	Not applicable	59,371	98*	$ 23,038	$ 4,064
Asset Allocation Fund	Not applicable	2,047,465	Not applicable	Not applicable	107,883
American Funds Global Balanced Fund	Not applicable	13,454	25,586	25,429	3,760
The Bond Fund of America	Not applicable	3,268,480	116,690	419,574	113,829
Capital World Bond Fund	Not applicable	310,776	507,433	345,658	56,655
American High-Income Trust	Not applicable	35,005	Not applicable	Not applicable	13,999
American Funds Mortgage Fund	Not applicable	27,578	Not applicable	25,975	Not applicable
U.S. Government Securities Fund	Not applicable	2,474,234	Not applicable	1,677,964	Not applicable
Managed Risk Growth Fund	$ 487,262	136,263	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	120,077	15,697	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	347,908	40,418	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	3,860,312	264,330	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	656,342	299,621	Not applicable	Not applicable	Not applicable

*No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

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The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended June 30, 2022 (dollars in thousands):

New World Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$160	Unrealized depreciation*	$118
Forward currency	Currency	Unrealized appreciation on open	40	Unrealized depreciation on open	1
		forward currency contracts		forward currency contracts

			$200		$119
		Net realized gain		Net unrealized appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$202	Net unrealized appreciation on	$ 78
		contracts		futures contracts
Forward currency	Currency	Net realized gain on forward	298	Net unrealized appreciation on	59
		currency contracts		forward currency contracts

			$500		$137

International Growth and Income Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Forward currency	Currency	Unrealized appreciation on open	$1	Unrealized depreciation on open	$—
		forward currency contracts		forward currency contracts
		Net realized gain		Net unrealized appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Forward currency	Currency	Net realized gain on forward	$—	Net unrealized appreciation on	$1
		currency contracts		forward currency contracts
Capital Income Builder
		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$ 15	Unrealized depreciation*	$1,042
Swap (centrally	Interest	Unrealized appreciation*	1,757	Unrealized depreciation*	—
cleared)
Swap (centrally	Credit	Unrealized appreciation*	—	Unrealized depreciation*	359
cleared)

			$1,772		$1,401

Refer to the end of the tables for footnotes.

288    American Funds Insurance Series

		Net realized (loss) gain		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized loss on futures	$(3,291)	Net unrealized depreciation on	$(1,259)
		contracts		futures contracts
Forward currency	Currency	Net realized gain on forward	6	Net unrealized depreciation on	(2)
		currency contracts		forward currency contracts
Swap	Interest	Net realized gain on swap	1,702	Net unrealized appreciation on	306
		contracts		swap contracts
Swap	Credit	Net realized loss on swap	(112)	Net unrealized depreciation on	(345)
		contracts		swap contracts

			$(1,695)		$(1,300)

Asset Allocation Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$7,611	Unrealized depreciation*	$3,501
Swap (centrally	Credit	Unrealized appreciation*	1,848	Unrealized depreciation*	—
cleared)

			$9,459		$3,501
		Net realized gain		Net unrealized appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$52,273	Net unrealized appreciation on	$18,346
		contracts		futures contracts
Swap	Credit	Net realized gain on swap	159	Net unrealized appreciation on	1,896
		contracts		swap contracts

			$52,432		$20,242
American Funds Global Balanced Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$ 48	Unrealized depreciation*	$ 82
Forward currency	Currency	Unrealized appreciation on open	103	Unrealized depreciation on open	459
		forward currency contracts		forward currency contracts
Forward currency	Currency	Receivables for closed forward	18	Payables for closed forward	4
		currency contracts		currency contracts
Swap (centrally	Interest	Unrealized appreciation*	7	Unrealized depreciation*	654
cleared)
Swap (centrally	Credit	Unrealized appreciation*	—	Unrealized depreciation*	80
cleared)

			$176		$1,279

Refer to the end of the tables for footnotes.

American Funds Insurance Series    289

		Net realized gain (loss)		Net unrealized depreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$ 367	Net unrealized depreciation on	$(115)
		contracts		futures contracts
Forward currency	Currency	Net realized loss on forward	(537)	Net unrealized depreciation on	(167)
		currency contracts		forward currency contracts
Swap	Interest	Net realized gain on swap
contracts
198	Net unrealized depreciation on	(410)
swap contracts
Swap	Credit	Net realized gain on swap	48	Net unrealized depreciation on	(78)
		contracts		swap contracts

			$76		$(770)

The Bond Fund of America

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$11,018	Unrealized depreciation*	$25,935
Forward currency	Currency	Unrealized appreciation on open	293	Unrealized depreciation on open	470
		forward currency contracts		forward currency contracts
Forward currency	Currency	Receivables for closed forward	75	Payables for closed forward	576
		currency contracts		currency contracts
Swap (centrally	Interest	Unrealized appreciation*	13,225	Unrealized depreciation*	2,838
cleared)
Swap (centrally	Credit	Unrealized appreciation*	8,754	Unrealized depreciation*	—
cleared)

			$33,365		$29,819

		Net realized (loss) gain		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized loss on futures	$(59,525)	Net unrealized depreciation on	$(14,940)
		contracts		futures contracts
Forward currency	Currency	Net realized gain on forward	1,385	Net unrealized appreciation on	178
		currency contracts		forward currency contracts
Swap	Interest	Net realized gain on swap	25,750	Net unrealized appreciation on	21,372
		contracts		swap contracts
Swap	Credit	Net realized gain on swap	2,556	Net unrealized appreciation on	8,680
		contracts		swap contracts

			$(29,834)		$ 15,290

Refer to the end of the tables for footnotes.

290    American Funds Insurance Series

Capital World Bond Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$933	Unrealized depreciation*	$ 2,216
Forward currency	Currency	Unrealized appreciation on open	6,655	Unrealized depreciation on open	4,636
		forward currency contracts		forward currency contracts
Forward currency	Currency	Receivables for closed forward	32	Payables for closed forward	1,476
		currency contracts		currency contracts
Swap (centrally	Interest	Unrealized appreciation*	33	Unrealized depreciation*	9,273
cleared)
Swap (centrally	Credit	Unrealized appreciation*	3,014	Unrealized depreciation*	—
cleared)

			$10,667		$17,601

		Net realized (loss) gain		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized loss on futures	$(3,835)	Net unrealized depreciation on	$(1,107)
		contracts		futures contracts
Forward currency	Currency	Net realized loss on forward	(15,990)	Net unrealized appreciation on	1,537
		currency contracts		forward currency contracts
Swap	Interest	Net realized gain on swap	1,384	Net unrealized depreciation on	(5,384)
		contracts		swap contracts
Swap	Credit	Net realized gain on swap	675	Net unrealized appreciation on	3,096
		contracts		swap contracts

			$(17,766)		$(1,858)
American High-Income Trust

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$ 73	Unrealized depreciation*	$—
Swap (centrally	Credit	Unrealized appreciation*	421	Unrealized depreciation*	—
cleared)

			$494		$—
		Net realized gain		Net unrealized appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$1,276	Net unrealized appreciation on	$284
		contracts		futures contracts
Swap	Credit	Net realized gain on swap	326	Net unrealized appreciation on	414
		contracts		swap contracts

			$1,602		$698

Refer to the end of the tables for footnotes.

American Funds Insurance Series    291

American Funds Mortgage Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$ 40	Unrealized depreciation*	$134
Swap (centrally	Interest	Unrealized appreciation*	670	Unrealized depreciation*	—
cleared)

			$710		$134
		Net realized (loss) gain		Net unrealized depreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized loss on futures	$(1,437)	Net unrealized depreciation on	$(98)
		contracts		futures contracts
Swap	Interest	Net realized gain on swap	3,125	Net unrealized depreciation on	(1,705)
		contracts		swap contracts

			$ 1,688		$(1,803)
U.S. Government Securities Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$11,906	Unrealized depreciation*	$17,662
Swap (centrally	Interest	Unrealized appreciation*	23,368	Unrealized depreciation*	16,563
cleared)

			$35,274		$34,225
		Net realized (loss) gain		Net unrealized depreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized loss on futures	$(24,700)	Net unrealized depreciation on	$(6,365)
		contracts		futures contracts
Swap	Interest	Net realized gain on swap	21,128	Net unrealized depreciation on	(9,288)
		contracts		swap contracts

			$(3,572)		$(15,653)
Managed Risk Growth Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$424	Investment securities from	$ —
		unaffiliated issuers†		unaffiliated issuers†
Futures	Currency	Unrealized appreciation*	268	Unrealized depreciation*	—
Futures	Equity	Unrealized appreciation*	10,060	Unrealized depreciation*	—
Futures	Interest	Unrealized appreciation*	—	Unrealized depreciation*	(105)

			$10,752		$(105)

Refer to the end of the tables for footnotes.

292    American Funds Insurance Series
		Net realized (loss) gain		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized loss on investments in	$ (3,451)	Net unrealized appreciation on	$ 1,424
		unaffiliated issuers		investments in unaffiliated issuers
Futures	Currency	Net realized gain on futures
contracts
612	Net unrealized appreciation on	292
futures contracts
Futures	Equity	Net realized gain on futures	24,631	Net unrealized appreciation on	11,276
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(10,316)	Net unrealized depreciation on	(6)
		contracts		futures contracts

			$ 11,476		$12,986

Managed Risk International Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$591	Investment securities from	$—
		unaffiliated issuers†		unaffiliated issuers†
Futures	Currency	Unrealized appreciation*	—	Unrealized depreciation*	—
Futures	Equity	Unrealized appreciation*	1,136	Unrealized depreciation*	—
Futures	Interest	Unrealized appreciation*	—	Unrealized depreciation*	(48)

			$1,727		$(48)
		Net realized (loss) gain		Net unrealized appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized loss on investments in	$(910)	Net unrealized appreciation on	$ 948
		unaffiliated issuers		investments in unaffiliated issuers
Futures	Currency	Net realized gain on futures	—	Net unrealized appreciation on	—
		contracts		futures contracts
Futures	Equity	Net realized gain on futures	7,974	Net unrealized appreciation on	22
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(2,349)	Net unrealized appreciation on	1,449
		contracts		futures contracts

			$ 4,715		$2,419
Managed Risk Washington Mutual Investors Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$842	Investment securities from	$—
		unaffiliated issuers†		unaffiliated issuers†
Futures	Currency	Unrealized appreciation*	144	Unrealized depreciation*	—
Futures	Equity	Unrealized appreciation*	3,774	Unrealized depreciation*	—
Futures	Interest	Unrealized appreciation*	—	Unrealized depreciation*	(70)

			$4,760		$(70)

Refer to the end of the tables for footnotes.

American Funds Insurance Series    293

		Net realized (loss) gain		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized loss on investments in	$(2,423)	Net unrealized appreciation on	$1,000
		unaffiliated issuers		investments in unaffiliated issuers
Futures	Currency	Net realized gain on futures
contracts
186	Net unrealized appreciation on	149
futures contracts
Futures	Equity	Net realized gain on futures	9,391	Net unrealized appreciation on	3,844
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(5,062)	Net unrealized depreciation on	(42)
		contracts		futures contracts

			$ 2,092		$4,951

Managed Risk Growth-Income Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$11,543	Investment securities from	$—
		unaffiliated issuers†		unaffiliated issuers†
Futures	Currency	Unrealized appreciation*	1,057	Unrealized depreciation*	—
Futures	Equity	Unrealized appreciation*	26,222	Unrealized depreciation*	(16)
Futures	Interest	Unrealized appreciation*	—	Unrealized depreciation*	(524)

			$38,822		$(540)

		Net realized (loss) gain		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized loss on investments in	$(28,252)	Net unrealized appreciation on	$19,619
		unaffiliated issuers		investments in unaffiliated issuers
Futures	Currency	Net realized gain on futures	1,821	Net unrealized appreciation on	1,066
		contracts		futures contracts
Futures	Equity	Net realized gain on futures	41,017	Net unrealized appreciation on	26,824
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(34,975)	Net unrealized depreciation on	(463)
		contracts		futures contracts

			$(20,389)		$47,046
Managed Risk Asset Allocation Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$ 1,138	Investment securities from	$—
		unaffiliated issuers†		unaffiliated issuers†
Futures	Currency	Unrealized appreciation*	651	Unrealized depreciation*	—
Futures	Equity	Unrealized appreciation*	23,290	Unrealized depreciation*	—
Futures	Interest	Unrealized appreciation*	—	Unrealized depreciation*	(371)

			$25,079		$(371)

Refer to the end of the tables for footnotes.

294    American Funds Insurance Series

		Net realized (loss) gain		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized loss on investments in	$(3,697)	Net unrealized appreciation on	$781
		unaffiliated issuers		investments in unaffiliated issuers
Futures	Currency	Net realized gain on futures	1,188	Net unrealized appreciation on	660
		contracts		futures contracts
Futures	Equity	Net realized gain on futures	28,524	Net unrealized appreciation on	23,415
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(38,673)	Net unrealized depreciation on	(264)
		contracts		futures contracts

			$(12,658)		$24,592

*Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

†Includes options purchased as reported in the fund’s investment portfolio.

Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter- party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2022, if close-out netting was exercised (dollars in thousands):

New World Fund

			Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
		subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Standard Chartered Bank	$35	$—	$—	$—	$35
UBS AG	5	—	—	—	5

Total	$40	$—	$—	$—	$40
Liabilities:

Citibank	$ 1	$—	$—	$—	$ 1

Refer to the end of the tables for footnote.

American Funds Insurance Series    295

International Growth and Income Fund

Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
subject to a master netting agreement
recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
JPMorgan Chase	$1	$—	$—	$—	$1

American Funds Global Balanced Fund

			Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
		subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Bank of America	$20	$(20)	$—	$—	$—
Barclays Bank PLC	11	—	—	—	11
BNP Paribas	1	(1)	—	—	—
Citibank	74	(1)	—	—	73
Morgan Stanley	14	(14)	—	—	—
Standard Chartered Bank	1	(1)	—	—	—

Total	$121	$(37)	$—	$—	$84
Liabilities:

Bank of America	$44	$(20)	$—	$—	$24
Bank of New York Mellon	1	—	—	—	1
BNP Paribas	282	(1)	—	—	281
Citibank	1	(1)	—	—	—
HSBC Bank	14	—	—	—	14
JPMorgan Chase	3	—	—	—	3
Morgan Stanley	23	(14)	—	—	9
Standard Chartered Bank	95	(1)	—	—	94

Total	$463	$(37)	$—	$—	$426

The Bond Fund of America

			Gross amounts not offset in the
	Gross amounts		statement of assets and liabilities and
			subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Bank of America	$96	$—	$—	$—	$96
Bank of New York Mellon	65	—	—	—	65
Citibank	94	(94)	—	—	—
Standard Chartered Bank	11	—	—	—	11
UBS AG	102	(30)	—	—	72

Total	$368	$(124)	$—	$—	$244
Liabilities:

Citibank	$648	$(94)	$(554)	$—	$—
JPMorgan Chase	323	—	(323)	—	—
Morgan Stanley	45	—	—	—	45
UBS AG	30	(30)	—	—	—

Total	$1,046	$(124)	$(877)	$—	$45

Refer to the end of the tables for footnote.

296    American Funds Insurance Series

Capital World Bond Fund

			Gross amounts not offset in the
	Gross amounts		statement of assets and liabilities and
			subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Bank of America	$503	$(503)	$—	$—	$—
BNP Paribas	91	(91)	—	—	—
Citibank	5,133	(2,333)	—	(2,800)	—
Goldman Sachs	27	(27)	—	—	—
HSBC Bank	253	(42)	—	(211)	—
JPMorgan Chase	75	(75)	—	—	—
Morgan Stanley	75	(75)	—	—	—
Standard Chartered Bank	291	—	—	(291)	—
UBS AG	239	(239)	—	—	—

Total	$6,687	$(3,385)	$—	$(3,302)	$—
Liabilities:

Bank of America	$957	$(503)	$(364)	$—	$90
BNP Paribas	712	(91)	(585)	—	36
Citibank	2,333	(2,333)	—	—	—
Goldman Sachs	477	(27)	(450)	—	—
HSBC Bank	42	(42)	—	—	—
JPMorgan Chase	788	(75)	(659)	—	54
Morgan Stanley	269	(75)	(194)	—	—
UBS AG	534	(239)	(295)	—	—

Total	$6,112	$(3,385)	$(2,547)	$—	$180

*Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2022, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2022, some of the funds recognized reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):

Fund	Reclaims	Fees	Interest

Global Growth Fund	$ 353	$634	$ 64
Growth Fund	318	22	22
New World Fund	175	99	14
Growth-Income Fund	3,322	472	292
International Growth and Income Fund	430	104	35
Asset Allocation Fund	32	106	9

American Funds Insurance Series    297

The reclaims and interest are included in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

		Global				Washington
	Global	Small			New	Mutual
	Growth	Capitalization	Growth	International	World	Investors
	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2021:
Undistributed ordinary income	$35,090	$155,910	$575,141	$91,536	$79,588	$436,702
Undistributed long-term capital gains	815,909	935,195	4,457,096	955,085	247,561	1,827,154
As of June 30, 2022:
Gross unrealized appreciation on
investments	2,448,406	597,292	12,379,772	1,198,573	706,493	1,823,766
Gross unrealized depreciation on
investments	(638,501)	(427,229)	(2,828,654)	(840,515)	(322,914)	(598,946)
Net unrealized appreciation
(depreciation) on investments	1,809,905	170,063	9,551,118	358,058	383,579	1,224,820
Cost of investments	5,058,986	2,826,529	21,593,126	6,517,811	2,807,027	8,113,297
						American
			International			Funds
	Capital World	Growth-	Growth	Capital	Asset	Global
	Growth and	Income	and Income	Income	Allocation	Balanced
	Income Fund	Fund	Fund	Builder	Fund	Fund

As of December 31, 2021:
Undistributed ordinary income	$66,586	$578,031	$753	$7,363	$333,342	$282
Late year ordinary loss deferral*	—	—	—	—	—	(110)
Undistributed long-term capital gains	354,484	2,984,322	145,163	—	2,509,013	1,947
Capital loss carryforward†	—	—	—	(20,560)	—	—
As of June 30, 2022:
Gross unrealized appreciation on
investments	376,239	10,839,281	28,959	149,820	5,492,943	24,473
Gross unrealized depreciation on
investments	(237,923)	(1,593,886)	(53,837)	(56,954)	(1,818,032)	(33,439)
Net unrealized appreciation
(depreciation) on investments	138,316	9,245,395	(24,878)	92,866	3,674,911	(8,966)
Cost of investments	1,601,901	23,683,846	316,947	1,055,905	22,499,906	389,620

Refer to the end of the tables for footnotes.

298    American Funds Insurance Series

		Capital		American		U.S.
	The Bond	World	American	Funds	Ultra-Short	Government
	Fund of	Bond	High-Income	Mortgage	Bond	Securities
	America	Fund	Trust	Fund	Fund	Fund

As of December 31, 2021:
Undistributed ordinary income	$95,270	$4,353	$9,517	$499	$—	$7,641
Undistributed long-term capital gains	97,219	26,459	—	—	—	—
Capital loss carryforward†	—	—	(247,812)	(496)	(1)	(14,302)
As of June 30, 2022:
Gross unrealized appreciation on
investments	59,647	13,030	23,164	1,110	14	40,623
Gross unrealized depreciation on
investments	(807,938)	(286,726)	(133,062)	(2,819)	(89)	(96,426)
Net unrealized appreciation
(depreciation) on investments	(748,291)	(273,696)	(109,898)	(1,709)	(75)	(55,803)
Cost of investments	13,481,793	1,887,532	945,135	140,652	416,305	2,270,134
			Managed
			Risk	Managed	Managed
	Managed	Managed	Washington	Risk	Risk
	Risk	Risk	Mutual	Growth-	Asset
	Growth	International	Investors	Income	Allocation
	Fund	Fund	Fund	Fund	Fund

As of December 31, 2021:
Undistributed ordinary income	$1,846	$3,367	$3,923	$23,113	$34,460
Undistributed long-term capital gains	83,454	—	—	50,937	87,163
Capital loss carryforward†	—	(12,234)	(23,718)	—	—
As of June 30, 2022:
Gross unrealized appreciation on
investments	10,369	1,527	3,992	29,568	23,941
Gross unrealized depreciation on
investments	(129,403)	(35,664)	(53,343)	(150,797)	(159,840)
Net unrealized appreciation
(depreciation) on investments	(119,034)	(34,137)	(49,351)	(121,229)	(135,899)
Cost of investments	580,496	164,663	365,091	2,259,173	2,397,331

*This deferral is considered incurred in the subsequent year.

†Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2022			Year ended December 31, 2021

			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid

Class 1	$16,651	$361,119	$377,770	$23,870	$193,074	$216,944
Class 1A	67	1,617	1,684	55	645	700
Class 2	15,933	386,947	402,880	15,210	221,402	236,612
Class 4	2,452	66,240	68,692	1,339	30,748	32,087

Total	$35,103	$815,923	$851,026	$40,474	$445,869	$486,343

American Funds Insurance Series    299

Global Small Capitalization Fund

	Six months ended June 30, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$47,544	$285,173	$332,717
Class 1A	209	1,252	1,461
Class 2	94,748	568,298	663,046
Class 4	13,417	80,475	93,892

Total	$155,918	$935,198	$1,091,116

Growth Fund

	Six months ended June 30, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$252,019	$1,912,725	$2,164,744
Class 1A	3,042	23,411	26,453
Class 2	274,301	2,152,577	2,426,878
Class 3	3,618	28,163	31,781
Class 4	42,175	340,245	382,420

Total	$575,155	$4,457,121	$5,032,276

International Fund

	Six months ended June 30, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$44,035	$448,918	$492,953
Class 1A	133	1,398	1,531
Class 2	42,435	450,228	492,663
Class 3	209	2,195	2,404
Class 4	4,760	52,350	57,110

Total	$91,572	$955,089	$1,046,661

New World Fund

	Six months ended June 30, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$42,143	$129,123	$171,266
Class 1A	232	724	956
Class 2	19,672	61,661	81,333
Class 4	17,555	56,063	73,618

Total	$79,602	$247,571	$327,173

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$—	$ 55,655	$ 55,655
—	39	39
—	60,246	60,246
—	7,215	7,215

$—	$123,155	$123,155

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$181,380	$2,073,422	$2,254,802
701	9,031	9,732
167,439	2,610,409	2,777,848
2,435	35,107	37,542
17,483	340,551	358,034

$369,438	$5,068,520	$5,437,958

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$131,730	$—	$131,730
281	—	281
105,815	—	105,815
545	—	545
10,725	—	10,725

$249,096	$—	$249,096

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$26,785	$ 78,257	$105,042
77	273	350
9,450	36,498	45,948
5,794	28,566	34,360

$42,106	$143,594	$185,700

300    American Funds Insurance Series

Washington Mutual Investors Fund

	Six months ended June 30, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$256,710	$1,068,126	$1,324,836
Class 1A	2,492	10,665	13,157
Class 2	131,174	551,636	682,810
Class 4	46,410	196,768	243,178

Total	$436,786	$1,827,195	$2,263,981

Capital World Growth and Income Fund

	Six months ended June 30, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$20,817	$109,599	$130,416
Class 1A	223	1,188	1,411
Class 2	38,548	205,827	244,375
Class 4	7,015	37,875	44,890

Total	$66,603	$354,489	$421,092

Growth-Income Fund

	Six months ended June 30, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$344,468	$1,754,172	$2,098,640
Class 1A	472	2,464	2,936
Class 2	204,025	1,071,265	1,275,290
Class 3	2,195	11,428	13,623
Class 4	26,915	145,017	171,932

Total	$578,075	$2,984,346	$3,562,421

International Growth and Income Fund

	Six months ended June 30, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$ 16	$6,104	$6,120
Class 1A	12	2,108	2,120
Class 2	459	81,276	81,735
Class 4	267	55,677	55,944

Total	$754	$145,165	$145,919

Capital Income Builder

	Six months ended June 30, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$ 6,604	$—	$6,604
Class 1A	99	—	99
Class 2	129	—	129
Class 4	4,982	—	4,982

Total	$11,814	$—	$11,814

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$104,666	$—	$104,666
2,211	—	2,211
46,652	—	46,652
12,620	—	12,620

$166,149	$—	$166,149

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$14,543	$16,997	$31,540
99	67	166
20,948	29,988	50,936
3,094	4,436	7,530

$38,684	$51,488	$90,172

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$328,564	$239,575	$568,139
308	185	493
164,258	145,765	310,023
1,864	1,578	3,442
16,599	16,418	33,017

$511,593	$403,521	$915,114

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$ 4,585	$—	$ 4,585
140	—	140
6,218	—	6,218
3,589	—	3,589

$14,532	$—	$14,532

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$16,222	$—	$16,222
218	—	218
315	—	315
13,009	—	13,009

$29,764	$—	$29,764

American Funds Insurance Series    301

Asset Allocation Fund

	Six months ended June 30, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$207,234	$1,525,081	$1,732,315
Class 1A	275	2,098	2,373
Class 2	57,602	440,697	498,299
Class 3	385	2,914	3,299
Class 4	67,986	538,249	606,235

Total	$333,482	$2,509,039	$2,842,521

American Funds Global Balanced Fund

	Six months ended June 30, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$ 72	$ 498	$570
Class 1A	2	13	15
Class 2	123	850	973
Class 4	85	589	674

Total	$282	$1,950	$2,232

The Bond Fund of America

	Six months ended June 30, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$60,944	$60,668	$121,612
Class 1A	1,716	1,700	3,416
Class 2	26,337	27,763	54,100
Class 4	6,423	7,113	13,536

Total	$95,420	$97,244	$192,664

Capital World Bond Fund

	Six months ended June 30, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$2,151	$11,752	$13,903
Class 1A	3	20	23
Class 2	2,087	13,752	15,839
Class 4	120	945	1,065

Total	$4,361	$26,469	$30,830

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$424,814	$579,353	$1,004,167
423	457	880
108,045	154,751	262,796
717	976	1,693
107,752	164,028	271,780

$641,751	$899,565	$1,541,316

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$1,680	$ 6,058	$ 7,738
45	189	234
2,431	10,638	13,069
1,305	6,901	8,206

$5,461	$23,786	$29,247

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$301,454	$133,858	$435,312
408	193	601
138,464	69,578	208,042
28,710	14,777	43,487

$469,036	$218,406	$687,442

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$34,401	$10,279	$44,680
34	7	41
33,715	10,855	44,570
1,845	612	2,457

$69,995	$21,753	$91,748

302    American Funds Insurance Series

American High-Income Trust

	Six months ended June 30, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$2,597	$—	$2,597
Class 1A	12	—	12
Class 2	6,029	—	6,029
Class 3	95	—	95
Class 4	790	—	790

Total	$9,523	$—	$9,523

American Funds Mortgage Fund

	Six months ended June 30, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$—	$—	$—
Class 1A	9	—	9
Class 2	283	—	283
Class 4	207	—	207

Total	$499	$—	$499

U.S. Government Securities Fund

	Six months ended June 30, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$1,291	$—	$1,291
Class 1A	17	—	17
Class 2	5,451	—	5,451
Class 3	39	—	39
Class 4	855	—	855

Total	$7,653	$—	$7,653

Managed Risk Growth Fund

	Six months ended June 30, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$41	$ 1,634	$1,675
Class P2	1,808	81,821	83,629

Total	$1,849	$83,455	$85,304

Managed Risk International Fund

	Six months ended June 30, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$52	$—	$52
Class P2	3,316	—	3,316

Total	$3,368	$—	$3,368

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$11,054	$—	$11,054
59	—	59
28,636	—	28,636
429	—	429
3,238	—	3,238

$43,416	$—	$43,416

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$6,294	$3,087	$ 9,381
39	18	57
1,448	784	2,232
936	551	1,487

$8,717	$4,440	$13,157

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$ 30,987	$ 9,355	$ 40,342
389	129	518
108,143	36,124	144,267
714	234	948
17,596	6,057	23,653

$157,829	$51,899	$209,728

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$ 106	$ 409	$ 515
3,159	23,710	26,869

$3,265	$24,119	$27,384

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$ 14	$—	$ 14
917	—	917

$931	$—	$931

American Funds Insurance Series    303

Managed Risk Washington Mutual Investors Fund

	Six months ended June 30, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$33	$—	$33
Class P2	3,892	—	3,892

Total	$3,925	$—	$3,925

Managed Risk Growth-Income Fund

	Six months ended June 30, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$20,311	$44,484	$64,795
Class P2	2,809	6,461	9,270

Total	$23,120	$50,945	$74,065

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$104	$254	$358
Class P2	34,364	86,918	121,282

Total	$34,468	$87,172	$121,640

7. Fees and transactions

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$40	$—	$40
5,979	—	5,979

$6,019	$—	$6,019

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$30,716	$29,380	$60,096
3,713	4,359	8,072

$34,429	$33,739	$68,168

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$114	$—	$114
38,113	—	38,113

$38,227	$—	$38,227

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

304    American Funds Insurance Series

The series’ board of trustees approved a revised investment advisory and services agreement effective May 1, 2022. The revised agreement provides investment advisory services fees based on revised annual rates and net asset levels for some of the funds. The following table discloses the annual rates and net asset levels before and after the revised contract became effective:

		Prior to May 1, 2022				Effective May 1, 2022

			Net asset levels				Net asset levels
	Rates		(in billions)		Rates		(in billions)

	Beginning	Ending		In excess	Beginning	Ending		In excess
Fund	with	with	Up to	of	with	with	Up to	of

Global Growth Fund	.690%	.445%	$ .6	$ 8.0	.475%	.435%	$15.0	$15.0
Global Small Capitalization Fund	.800	.635	.6	5.0	.647	.615	15.0	15.0
Growth Fund	.500	.280	.6	34.0	.500	.275	.6	44.0
International Fund	.690	.430	.5	21.0	.478	.430	15.0	21.0
New World Fund	.850	.580	.5	4.0	.577	.510	15.0	15.0
Washington Mutual Investors Fund	.500	.350	.6	10.5	.374	.350	15.0	15.0
Capital World Growth and Income Fund	.690	.480	.6	3.0	.475	.435	15.0	15.0
Growth-Income Fund	.500	.219	.6	34.0	.500	.217	.6	44.0
International Growth and Income Fund	.690	.500	.5	1.5	.478	.450	15.0	15.0
Capital Income Builder	.500	.410	.6	1.0	.357	.330	15.0	15.0
Asset Allocation Fund	.500	.240	.6	21.0	.500	.236	.6	34.0
American Funds Global Balanced Fund	.660	.510	.5	1.0	.446	.420	15.0	15.0
The Bond Fund of America	.480	.320	.6	13.0	.352	.320	15.0	15.0
Capital World Bond Fund	.570	.450	1.0	3.0	.431	.360	15.0	15.0
American High-Income Trust	.500	.420	.6	2.0	.404	.386	15.0	15.0
American Funds Mortgage Fund	.420	.290	.6	3.0	.295	.280	15.0	15.0
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.257	.242	15.0	15.0
U.S. Government Securities Fund	.420	.290	.6	3.0	.295	.280	15.0	15.0

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. During the six months ended June 30, 2022, CRMC waived $1,000 in fees for Growth Fund in advance of the revised investment advisory and service agreement that became effective May 1, 2022. CRMC also waived a portion of its investment advisory services fees for the following funds based on the rates listed:

	Waiver rates prior to	Waiver rates effective
Fund	May 1, 2022	May 1, 2022

Global Growth Fund	Not applicable	.11%
Global Small Capitalization Fund	Not applicable	.05
New World Fund	.18%	.07
Washington Mutual Investors Fund	.16	.11
Capital World Growth and Income Fund	.23	.14
International Growth and Income Fund	.14	.01
Capital Income Builder	.25	.14
American Funds Global Balanced Fund	Not applicable	.01
The Bond Fund of America	.19	.19
Capital World Bond Fund	.10	.10
American High-Income Trust	.19	.14
American Funds Mortgage Fund	.21	.12
U.S. Government Securities Fund	.16	.12
Managed Risk Growth Fund	.05	.05
Managed Risk International Fund	.05	.05
Managed Risk Washington Mutual Investors Fund	.05	.05
Managed Risk Growth-Income Fund	.05	.05
Managed Risk Asset Allocation Fund	.05	.05

The waiver rates for each fund, except Growth Fund, will be in effect through at least May 1, 2023, and may only be modified or terminated with the approval of the series’ board. For the six months ended June 30, 2022, total investment advisory services fees waived by CRMC were $30,987,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

American Funds Insurance Series    305

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:

					For the	For the
			Net asset level		six months	six months
					ended	ended
	Rates		(in billions)
					June 30,	June 30,

	Beginning	Ending	In excess		2022,	2022,
Fund	with	with	Up to	of	before waiver	after waiver

Global Growth Fund	.475%	.435%	$15.0	$15.0	.493%	.460%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.686	.671
Growth Fund	.500	.275	.6	44.0	.311	.311
International Fund	.478	.430	15.0	21.0	.492	.492
New World Fund	.577	.510	15.0	15.0	.656	.510
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.381	.227
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.556	.363
Growth-Income Fund	.500	.217	.6	44.0	.252	.252
International Growth and Income Fund	.478	.450	15.0	15.0	.624	.453
Capital Income Builder	.357	.330	15.0	15.0	.433	.220
Asset Allocation Fund	.500	.236	.6	34.0	.264	.264
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.593	.590
The Bond Fund of America	.352	.320	15.0	15.0	.356	.166
Capital World Bond Fund	.431	.360	15.0	15.0	.505	.436
American High-Income Trust	.404	.386	15.0	15.0	.459	.285
American Funds Mortgage Fund	.295	.280	15.0	15.0	.385	.200
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.297	.297
U.S. Government Securities Fund	.295	.280	15.0	15.0	.340	.193
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Class-specific fees and expenses —Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits

Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

306    American Funds Insurance Series

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communica- tions and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administra- tive services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administra- tive services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund				Global Small Capitalization Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 531	Class 1	Not applicable	Not applicable	$167
Class 1A	$—	$ 19	2	Class 1A	$—	$ 6	1
Class 2	4,667	Not applicable	560	Class 2	2,587	Not applicable	311
Class 4	783	783	94	Class 4	361	361	43

Total class-specific				Total class-specific
expenses	$5,450	$802	$1,187	expenses	$2,948	$367	$522

Growth Fund				International Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$2,397	Class 1	Not applicable	Not applicable	$ 553
Class 1A	$—	$ 167	20	Class 1A	$—	$ 14	2
Class 2	22,593	Not applicable	2,711	Class 2	4,574	Not applicable	549
Class 3	221	Not applicable	37	Class 3	17	Not applicable	3
Class 4	3,412	3,413	410	Class 4	516	516	62
Total class-specific				Total class-specific

expenses	$26,226	$3,580	$5,575	expenses	$5,107	$530	$1,169

American Funds Insurance Series    307

New World Fund				Washington Mutual Investors Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$288	Class 1	Not applicable	Not applicable	$ 905
Class 1A	$—	$ 13	2	Class 1A	$—	$ 167	20
Class 2	1,127	Not applicable	135	Class 2	3,862	Not applicable	464
Class 4	993	993	119	Class 4	1,312	1,312	157
Total class-specific				Total class-specific

expenses	$2,120	$1,006	$544	expenses	$5,174	$1,479	$1,546

Capital World Growth and Income Fund				Growth-Income Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 92	Class 1	Not applicable	Not applicable	$3,290
Class 1A	$—	$ 8	1	Class 1A	$—	$ 37	4
Class 2	1,445	Not applicable	174	Class 2	16,649	Not applicable	1,998
Class 4	252	252	30	Class 3	130	Not applicable	22
Total class-specific				Class 4	2,170	2,170	260

expenses	$1,697	$260	$297	Total class-specific
				expenses	$18,949	$2,207	$5,574

International Growth and Income Fund				Capital Income Builder
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 2	Class 1	Not applicable	Not applicable	$ 84
Class 1A	$—	$ 6	1	Class 1A	$—	$ 12	1
Class 2	231	Not applicable	28	Class 2	15	Not applicable	2
Class 4	152	152	18	Class 4	683	683	82
Total class-specific				Total class-specific

expenses	$383	$158	$49	expenses	$698	$695	$169

Asset Allocation Fund				American Funds Global Balanced Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$2,539	Class 1	Not applicable	Not applicable	$16
Class 1A	$—	$ 28	4	Class 1A	$ —	$ 4	—*
Class 2	6,085	Not applicable	730	Class 2	229	Not applicable	28
Class 3	29	Not applicable	5	Class 4	154	154	18
Class 4	7,234	7,234	868	Total class-specific

Total class-specific				expenses	$383	$158	$62
expenses	$13,348	$7,262	$4,146

Refer to the end of the tables for footnote.

308    American Funds Insurance Series

The Bond Fund of America				Capital World Bond Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$1,113	Class 1	Not applicable	Not applicable	$120
Class 1A	$—	$ 88	10	Class 1A	$—	$ 2	—*
Class 2	4,207	Not applicable	505	Class 2	1,133	Not applicable	136
Class 4	1,041	1,040	125	Class 4	75	75	9
Total class-specific				Total class-specific

expenses	$5,248	$1,128	$1,753	expenses	$1,208	$77	$265

American High-Income Trust				American Funds Mortgage Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 37	Class 1	Not applicable	Not applicable	$ 3
Class 1A	$—	$ 1	—*	Class 1A	$—	$ 2	—*
Class 2	763	Not applicable	92	Class 2	67	Not applicable	8
Class 3	9	Not applicable	1	Class 4	51	51	6
Class 4	102	102	12	Total class-specific

Total class-specific				expenses	$118	$53	$17
expenses	$874	$103	$142

Ultra-Short Bond Fund				U.S. Government Securities Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 7	Class 1	Not applicable	Not applicable	$ 44
Class 1A	$—	$ —	—*	Class 1A	$—	$ 5	1
Class 2	329	Not applicable	39	Class 2	1,582	Not applicable	190
Class 3	4	Not applicable	1	Class 3	8	Not applicable	1
Class 4	77	77	9	Class 4	271	271	32
Total class-specific				Total class-specific

expenses	$410	$77	$56	expenses	$1,861	$276	$268

Managed Risk Growth Fund			Managed Risk International Fund
		Insurance			Insurance
	Distribution	administrative		Distribution	administrative
Share class	services	services	Share class	services	services

Class P1	Not applicable	$ 13	Class P1	Not applicable	$3
Class P2	$637	637	Class P2	$180	180
Total class-specific			Total class-specific

expenses	$637	$650	expenses	$180	$183

Refer to the end of the tables for footnote.

American Funds Insurance Series    309
Managed Risk Washington			Managed Risk Growth-Income Fund
Mutual Investors Fund
		Insurance			Insurance
	Distribution	administrative		Distribution	administrative
Share class	services	services	Share class	services	services
			Class P1	Not applicable	$2,600
Class P1	Not applicable	$3
Class P2	$423	423	Class P2	$376	376
Total class-specific			Total class-specific

expenses	$423	$426	expenses	$376	$2,976

Managed Risk Asset Allocation Fund
		Insurance
	Distribution	administrative
Share class	services	services

Class P1	Not applicable	$9
Class P2	$3,130	3,130
Total class-specific

expenses	$3,130	$3,139

*Amount less than one thousand.

Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for Managed Risk International Fund. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2022, total fees and expenses reimbursed by CRMC were $1,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

310    American Funds Insurance Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):

		Decrease in value of	Total trustees’
Fund	Current fees	deferred amounts	compensation

Global Growth Fund	$12	$(10)	$ 2
Global Small Capitalization Fund	6	(4)	2
Growth Fund	59	(47)	12
International Fund	12	(10)	2
New World Fund	6	(5)	1
Washington Mutual Investors Fund	15	(14)	1
Capital World Growth and Income Fund	3	(3)	—*
Growth-Income Fund	56	(48)	8
International Growth and Income Fund	1	—*	1
Capital Income Builder	2	(2)	—*
Asset Allocation Fund	41	(37)	4
American Funds Global Balanced Fund	1	(1)	—*
The Bond Fund of America	18	(16)	2
Capital World Bond Fund	3	(2)	1
American High-Income Trust	1	(1)	—*
American Funds Mortgage Fund	—*	—*	—*
Ultra-Short Bond Fund	—*	—*	—*
U.S. Government Securities Fund	3	(2)	1
Managed Risk Growth Fund	1	(1)	—*
Managed Risk International Fund	—*	—*	—*
Managed Risk Washington Mutual Investors Fund	—*	—*	—*
Managed Risk Growth-Income Fund	3	(3)	—*
Managed Risk Asset Allocation Fund	3	(3)	—*

*Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

American Funds Insurance Series    311

The following table presents purchase and sale transactions between each fund and related funds, and net realized loss or gain from such sales, if any, as of June 30, 2022 (dollars in thousands):

			Net
			realized
Fund	Purchases	Sales	(loss) gain

Global Growth Fund	$ 24,133	$ 58,043	$(17,383)
Global Small Capitalization Fund	46,217	22,871	6,008
Growth Fund	142,908	202,076	50,416
International Fund	32,016	108,702	(19,737)
New World Fund	22,145	39,739	2,871
Washington Mutual Investors Fund	58,558	50,125	(7,063)
Capital World Growth and Income Fund	20,398	24,276	(47)
Growth-Income Fund	234,608	237,623	40,250
International Growth and Income Fund	1,956	2,147	(112)
Capital Income Builder	6,219	6,738	754
Asset Allocation Fund	170,065	89,729	(1,046)
American Funds Global Balanced Fund	2,516	2,384	390
The Bond Fund of America	1,289	4,841	(631)
Capital World Bond Fund	58	8,678	(127)
American High-Income Trust	57	15,977	(14)

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2022.

312    American Funds Insurance Series

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):

Global Growth Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$273,862	7,524	$377,769	11,989	$(284,167)	(7,787)	$ 367,464	11,726
Class 1A	1,562	43	1,684	53	(642)	(17)	2,604	79
Class 2	69,775	1,930	402,881	12,959	(133,903)	(3,589)	338,753	11,300
Class 4	57,684	1,572	68,692	2,232	(37,597)	(1,036)	88,779	2,768

Total net increase (decrease)	$402,883	11,069	$851,026	27,233	$(456,309)	(12,429)	$ 797,600	25,873
Year ended December 31, 2021

Class 1	$683,154	15,421	$216,944	5,062	$(307,264)	(6,960)	$ 592,834	13,523
Class 1A	6,731	151	700	17	(2,591)	(58)	4,840	110
Class 2	69,770	1,607	236,612	5,601	(588,817)	(13,514)	(282,435)	(6,306)
Class 4	167,855	3,876	32,087	766	(48,523)	(1,127)	151,419	3,515

Total net increase (decrease)	$927,510	21,055	$486,343	11,446	$(947,195)	(21,659)	$ 466,658	10,842
Global Small Capitalization Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$111,112	4,411	$331,498	19,030	$(458,899)	(14,826)	$ (16,289)	8,615
Class 1A	666	23	1,461	85	(95)	(4)	2,032	104
Class 2	88,158	3,511	663,046	40,307	(40,790)	(1,629)	710,414	42,189
Class 4	40,538	1,605	93,892	5,707	(21,262)	(857)	113,168	6,455

Total net increase (decrease)	$240,474	9,550	$1,089,897	65,129	$(521,046)	(17,316)	$ 809,325	57,363

Year ended December 31, 2021
Class 1	$216,763	6,235	$55,510	1,581	$(1,077,292)	(31,128)	$(805,019)	(23,312)
Class 1A	4,095	118	39	1	(153)	(4)	3,981	115
Class 2	59,596	1,785	60,246	1,778	(374,611)	(11,071)	(254,769)	(7,508)
Class 4	89,704	2,662	7,215	212	(30,621)	(901)	66,298	1,973

Total net increase (decrease)	$370,158	10,800	$123,010	3,572	$(1,482,677)	(43,104)	$(989,509)	(28,732)

Refer to the end of the tables for footnote.

American Funds Insurance Series    313

Growth Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$1,418,602	14,319	$2,160,726	25,260	$(1,966,844)	(17,733)	$1,612,484	21,846
Class 1A	115,655	1,164	26,453	312	(12,579)	(146)	129,529	1,330
Class 2	329,809	3,246	2,426,880	28,730	(942,383)	(8,773)	1,814,306	23,203
Class 3	732	8	31,781	368	(17,151)	(161)	15,362	215
Class 4	219,002	2,173	382,419	4,638	(124,223)	(1,212)	477,198	5,599

Total net increase (decrease)	$2,083,800	20,910	$5,028,259	59,308	$(3,063,180)	(28,025)	$4,048,879	52,193
Year ended December 31, 2021

Class 1	$2,916,865	22,963	$2,251,516	19,653	$(2,207,142)	(17,684)	$2,961,239	24,932
Class 1A	68,640	560	9,733	86	(25,312)	(198)	53,061	448
Class 2	432,245	3,495	2,777,848	24,558	(3,289,822)	(26,755)	(79,729)	1,298
Class 3	1,972	15	37,541	326	(37,449)	(298)	2,064	43
Class 4	553,762	4,582	358,034	3,232	(224,958)	(1,864)	686,838	5,950

Total net increase (decrease)	$3,973,484	31,615	$5,434,672	47,855	$(5,784,683)	(46,799)	$3,623,473	32,671
International Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$189,487	9,858	$492,954	29,203	$(776,461)	(35,444)	$ (94,020)	3,617
Class 1A	1,330	67	1,531	91	(279)	(15)	2,582	143
Class 2	121,066	6,076	492,662	29,343	(172,369)	(8,901)	441,359	26,518
Class 3	46	2	2,404	142	(724)	(37)	1,726	107
Class 4	44,120	2,249	57,111	3,457	(29,344)	(1,562)	71,887	4,144

Total net increase (decrease)	$356,049	18,252	$1,046,662	62,236	$(979,177)	(45,959)	$ 423,534	34,529
Year ended December 31, 2021

Class 1	$366,681	15,339	$131,729	5,782	$(1,253,303)	(51,135)	$(754,893)	(30,014)
Class 1A	4,570	192	281	13	(2,479)	(103)	2,372	102
Class 2	264,867	11,161	105,815	4,673	(502,502)	(20,818)	(131,820)	(4,984)
Class 3	125	5	546	24	(3,534)	(146)	(2,863)	(117)
Class 4	95,888	4,069	10,725	480	(51,434)	(2,169)	55,179	2,380

Total net increase (decrease)	$732,131	30,766	$249,096	10,972	$(1,813,252)	(74,371)	$(832,025)	(32,633)

Refer to the end of the tables for footnote.

314    American Funds Insurance Series

New World Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*		increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$45,979	1,663	$171,266	7,136	$(285,724)	(9,475)	$ (68,479)	(676)
Class 1A	1,018	36	956	41	(427)	(16)	1,547	61
Class 2	43,469	1,599	81,333	3,433	(89,598)	(3,176)	35,204	1,856
Class 4	102,955	3,913	73,618	3,136	(73,328)	(2,849)	103,245	4,200

Total net increase (decrease)	$193,421	7,211	$327,173	13,746	$(449,077)	(15,516)	$71,517	5,441
Year ended December 31, 2021

Class 1	$180,001	5,517	$104,795	3,183	$(165,865)	(5,053)	$118,931	3,647
Class 1A	14,137	436	350	11	(21,114)	(642)	(6,627)	(195)
Class 2	82,347	2,547	45,947	1,410	(159,868)	(4,915)	(31,574)	(958)
Class 4	135,084	4,224	34,360	1,061	(74,083)	(2,295)	95,361	2,990

Total net increase (decrease)	$411,569	12,724	$185,452	5,665	$(420,930)	(12,905)	$176,091	5,484

Washington Mutual Investors Fund
				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$170,655	10,953	$1,318,644	99,146	$ (631,285)	(37,687)	$858,014	72,412
Class 1A	27,315	1,793	13,158	997	(122,921)	(7,521)	(82,448)	(4,731)
Class 2	23,873	1,497	682,809	52,323	(246,841)	(15,113)	459,841	38,707
Class 4	140,004	8,625	243,178	18,822	(99,844)	(6,147)	283,338	21,300

Total net increase (decrease)	$361,847	22,868	$2,257,789	171,288	$(1,100,891)	(66,468)	$1,518,745	127,688

Year ended December 31, 2021
Class 1	$740,227	42,419	$104,068	6,017	$(1,150,862)	(70,448)	$ (306,567)	(22,012)
Class 1A	128,020	7,779	2,211	129	(4,020)	(244)	126,211	7,664
Class 2	51,950	3,263	46,652	2,739	(508,810)	(31,581)	(410,208)	(25,579)
Class 4	156,222	9,709	12,620	746	(66,538)	(4,145)	102,304	6,310

Total net increase (decrease)	$1,076,419	63,170	$165,551	9,631	$(1,730,230)	(106,418)	$ (488,260)	(33,617)

Capital World Growth and Income Fund
				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$156,039	10,673	$126,337	10,011	$(271,686)	(16,130)	$10,690	4,554
Class 1A	1,016	61	1,412	112	(206)	(13)	2,222	160
Class 2	8,074	517	244,375	19,426	(80,834)	(5,060)	171,615	14,883
Class 4	15,715	1,031	44,890	3,658	(11,105)	(711)	49,500	3,978

Total net increase (decrease)	$180,844	12,282	$417,014	33,207	$(363,831)	(21,914)	$ 234,027	23,575

Year ended December 31, 2021
Class 1	$171,552	9,531	$30,555	1,698	$(117,328)	(6,578)	$84,779	4,651
Class 1A	4,092	231	166	9	(605)	(34)	3,653	206
Class 2	21,440	1,205	50,935	2,838	(216,241)	(12,206)	(143,866)	(8,163)
Class 4	49,326	2,833	7,530	427	(16,390)	(939)	40,466	2,321

Total net increase (decrease)	$246,410	13,800	$89,186	4,972	$(350,564)	(19,757)	$(14,968)	(985)

Refer to the end of the tables for footnote.

American Funds Insurance Series    315

Growth-Income Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$983,994	17,287	$2,096,076	38,989	$(2,268,124)	(37,172)	$811,946	19,104
Class 1A	2,189	36	2,936	55	(670)	(11)	4,455	80
Class 2	66,467	1,141	1,275,290	24,099	(803,795)	(13,518)	537,962	11,722
Class 3	362	7	13,623	253	(8,613)	(141)	5,372	119
Class 4	105,911	1,821	171,931	3,299	(79,148)	(1,352)	198,694	3,768

Total net increase (decrease)	$1,158,923	20,292	$3,559,856	66,695	$(3,160,350)	(52,194)	$ 1,558,429	34,793
Year ended December 31, 2021

Class 1	$778,306	12,603	$567,351	8,928	$(3,472,494)	(56,343)	$(2,126,837)	(34,812)
Class 1A	14,065	224	493	8	(2,433)	(39)	12,125	193
Class 2	143,239	2,361	310,023	4,964	(2,027,406)	(33,135)	(1,574,144)	(25,810)
Class 3	1,007	16	3,442	54	(23,575)	(379)	(19,126)	(309)
Class 4	302,016	4,995	33,018	536	(132,399)	(2,191)	202,635	3,340

Total net increase (decrease)	$1,238,633	20,199	$914,327	14,490	$(5,658,307)	(92,087)	$(3,505,347)	(57,398)

International Growth and Income Fund
				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$1,807	106	$6,120	644	$(16,055)	(867)	$(8,128)	(117)
Class 1A	559	34	2,120	228	(778)	(44)	1,901	218
Class 2	4,942	323	81,734	8,827	(12,548)	(849)	74,128	8,301
Class 4	13,542	835	55,945	6,134	(6,965)	(454)	62,522	6,515

Total net increase (decrease)	$20,850	1,298	$145,919	15,833	$(36,346)	(2,214)	$130,423	14,917
Year ended December 31, 2021

Class 1	$48,015	2,368	$4,294	210	$(1,169,382)	(59,936)	$(1,117,073)	(57,358)
Class 1A	2,986	152	141	7	(561)	(28)	2,566	131
Class 2	8,004	401	6,218	322	(29,755)	(1,507)	(15,533)	(784)
Class 4	27,229	1,381	3,589	188	(13,127)	(671)	17,691	898

Total net increase (decrease)	$86,234	4,302	$14,242	727	$(1,212,825)	(62,142)	$(1,112,349)	(57,113)

Refer to the end of the tables for footnote.

316    American Funds Insurance Series

Capital Income Builder

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$105,918	9,131	$ 6,605	574	$ (59,641)	(5,118)	$52,882	4,587
Class 1A	1,472	127	99	9	(506)	(44)	1,065	92
Class 2	1,275	109	129	11	(694)	(59)	710	61
Class 4	73,501	6,361	4,982	434	(53,679)	(4,680)	24,804	2,115

Total net increase (decrease)	$182,166	15,728	$11,815	1,028	$(114,520)	(9,901)	$79,461	6,855
Year ended December 31, 2021

Class 1	$107,711	9,192	$16,222	1,379	$(252,397)	(21,377)	$(128,464)	(10,806)
Class 1A	2,434	206	218	19	(451)	(39)	2,201	186
Class 2	5,007	428	315	27	(1,572)	(134)	3,750	321
Class 4	70,040	6,029	13,009	1,105	(42,227)	(3,629)	40,822	3,505

Total net increase (decrease)	$185,192	15,855	$29,764	2,530	$(296,647)	(25,179)	$(81,691)	(6,794)
Asset Allocation Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$695,260	27,254	$1,732,314	73,497	$(1,348,858)	(51,932)	$ 1,078,716	48,819
Class 1A	1,613	60	2,373	101	(702)	(26)	3,284	135
Class 2	35,471	1,372	498,300	21,432	(320,105)	(12,327)	213,666	10,477
Class 3	97	4	3,299	140	(1,639)	(63)	1,757	81
Class 4	183,834	7,102	606,235	26,278	(200,321)	(7,744)	589,748	25,636

Total net increase (decrease)	$916,275	35,792	$2,842,521	121,448	$(1,871,625)	(72,092)	$ 1,887,171	85,148
Year ended December 31, 2021

Class 1	$1,077,099	38,077	$1,004,165	35,557	$(4,395,063)	(151,941)	$(2,313,799)	(78,307)
Class 1A	8,925	315	880	31	(1,749)	(63)	8,056	283
Class 2	117,974	4,243	262,797	9,420	(649,009)	(23,286)	(268,238)	(9,623)
Class 3	1,030	36	1,693	60	(2,340)	(83)	383	13
Class 4	687,105	24,820	271,781	9,809	(264,761)	(9,619)	694,125	25,010

Total net increase (decrease)	$1,892,133	67,491	$1,541,316	54,877	$(5,312,922)	(184,992)	$(1,879,473)	(62,624)

Refer to the end of the tables for footnote.

American Funds Insurance Series    317

American Funds Global Balanced Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*		increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$16,606	1,287	$570	43	$(19,200)	(1,441)	$ (2,024)	(111)
Class 1A	141	11	15	1	(749)	(54)	(593)	(42)
Class 2	1,967	144	973	74	(14,390)	(1,068)	(11,450)	(850)
Class 4	5,702	425	674	53	(7,031)	(529)	(655)	(51)

Total net increase (decrease)	$24,416	1,867	$2,232	171	$(41,370)	(3,092)	$(14,722)	(1,054)
Year ended December 31, 2021

Class 1	$9,259	623	$7,739	533	$(40,506)	(2,798)	$(23,508)	(1,642)
Class 1A	925	63	233	16	(252)	(17)	906	62
Class 2	5,621	383	13,069	902	(27,137)	(1,828)	(8,447)	(543)
Class 4	28,503	1,957	8,206	572	(10,476)	(713)	26,233	1,816

Total net increase (decrease)	$44,308	3,026	$29,247	2,023	$(78,371)	(5,356)	$ (4,816)	(307)
The Bond Fund of America

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$588,890	56,026	$120,763	12,016	$(1,465,423)	(137,787)	$ (755,770)	(69,745)
Class 1A	195,922	19,339	3,416	342	(4,771)	(475)	194,567	19,206
Class 2	22,979	2,184	54,100	5,465	(292,960)	(28,458)	(215,881)	(20,809)
Class 4	54,487	5,274	13,536	1,373	(55,263)	(5,377)	12,760	1,270

Total net increase (decrease)	$862,278	82,823	$191,815	19,196	$(1,818,417)	(172,097)	$ (764,324)	(70,078)

Year ended December 31, 2021
Class 1	$2,441,954	212,866	$432,376	38,456	$ (737,146)	(64,100)	$2,137,184	187,222
Class 1A	5,329	464	601	54	(2,565)	(223)	3,365	295
Class 2	204,371	17,879	208,042	18,765	(302,247)	(26,735)	110,166	9,909
Class 4	240,539	21,228	43,487	3,939	(60,173)	(5,327)	223,853	19,840

Total net increase (decrease)	$2,892,193	252,437	$684,506	61,214	$(1,102,131)	(96,385)	$2,474,568	217,266

Capital World Bond Fund
				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*		increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$33,410	3,197	$13,903	1,397	$(171,939)	(15,483)	$(124,626)	(10,889)
Class 1A	156	14	24	3	(232)	(23)	(52)	(6)
Class 2	21,292	1,992	15,838	1,606	(71,774)	(6,686)	(34,644)	(3,088)
Class 4	5,188	483	1,065	109	(4,497)	(433)	1,756	159

Total net increase (decrease)	$60,046	5,686	$30,830	3,115	$(248,442)	(22,625)	$(157,566)	(13,824)

Year ended December 31, 2021
Class 1	$129,119	10,361	$44,414	3,661	$(305,638)	(24,399)	$(132,105)	(10,377)
Class 1A	1,155	95	40	3	(261)	(21)	934	77
Class 2	83,201	6,733	44,570	3,700	(58,585)	(4,813)	69,186	5,620
Class 4	19,357	1,604	2,457	206	(11,624)	(951)	10,190	859

Total net increase (decrease)	$232,832	18,793	$91,481	7,570	$(376,108)	(30,184)	$ (51,795)	(3,821)

Refer to the end of the tables for footnote.

318    American Funds Insurance Series

American High-Income Trust

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$25,635	2,628	$2,539	271	$(42,117)	(4,252)	$ (13,943)	(1,353)
Class 1A	193	20	13	2	(315)	(33)	(109)	(11)
Class 2	4,926	503	6,028	658	(56,861)	(6,042)	(45,907)	(4,881)
Class 3	211	22	95	10	(747)	(78)	(441)	(46)
Class 4	30,907	2,971	790	78	(38,568)	(3,737)	(6,871)	(688)

Total net increase (decrease)	$61,872	6,144	$9,465	1,019	$(138,608)	(14,142)	$ (67,271)	(6,979)
Year ended December 31, 2021

Class 1	$160,559	15,547	$10,757	1,060	$(19,514)	(1,906)	$151,802	14,701
Class 1A	915	89	59	5	(548)	(53)	426	41
Class 2	20,019	2,003	28,636	2,874	(66,675)	(6,630)	(18,020)	(1,753)
Class 3	908	88	429	42	(1,328)	(129)	9	1
Class 4	143,656	13,002	3,238	295	(128,886)	(11,648)	18,008	1,649

Total net increase (decrease)	$326,057	30,729	$43,119	4,276	$(216,951)	(20,366)	$152,225	14,639
American Funds Mortgage Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$755	75	$—	—	$(229,051)	(21,714)	$(228,296)	(21,639)
Class 1A	501	50	10	1	(733)	(70)	(222)	(19)
Class 2	1,372	135	282	29	(5,292)	(524)	(3,638)	(360)
Class 4	3,710	369	207	21	(3,666)	(364)	251	26

Total net increase (decrease)	$6,338	629	$499	51	$(238,742)	(22,672)	$(231,905)	(21,992)
Year ended December 31, 2021

Class 1	$35,679	3,267	$9,382	880	$(27,270)	(2,517)	$17,791	1,630
Class 1A	1,498	139	57	5	(436)	(40)	1,119	104
Class 2	6,415	588	2,232	210	(5,928)	(547)	2,719	251
Class 4	11,056	1,029	1,486	142	(4,892)	(457)	7,650	714

Total net increase (decrease)	$54,648	5,023	$13,157	1,237	$(38,526)	(3,561)	$29,279	2,699

Refer to the end of the tables for footnote.

American Funds Insurance Series    319
Ultra-Short Bond Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$25,739	2,284	$—	—	$(15,830)	(1,405)	$ 9,909	879
Class 1A	—	—	—	—	—	—	—	—
Class 2	79,687	7,297	—	—	(27,286)	(2,498)	52,401	4,799
Class 3	601	54	—	—	(444)	(40)	157	14
Class 4	54,443	4,957	—	—	(25,299)	(2,303)	29,144	2,654

Total net increase (decrease)	$160,470	14,592	$—	—	$(68,859)	(6,246)	$ 91,611	8,346
Year ended December 31, 2021

Class 1	$16,242	1,439	$—	—	$(22,707)	(2,011)	$ (6,465)	(572)
Class 1A	—	—	—	—	—	—	—	—
Class 2	86,233	7,864	—	—	(127,622)	(11,640)	(41,389)	(3,776)
Class 3	1,253	113	—	—	(915)	(83)	338	30
Class 4	35,704	3,232	—	—	(29,389)	(2,660)	6,315	572

Total net increase (decrease)	$139,432	12,648	$—	—	$(180,633)	(16,394)	$(41,201)	(3,746)
U.S. Government Securities Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$32,067	2,893	$1,246	115	$(276,213)	(24,133)	$(242,900)	(21,125)
Class 1A	936	87	18	2	(1,271)	(114)	(317)	(25)
Class 2	22,317	2,011	5,450	508	(146,774)	(13,315)	(119,007)	(10,796)
Class 3	—	—	39	3	(1,145)	(105)	(1,106)	(102)
Class 4	35,614	3,229	855	80	(52,023)	(4,705)	(15,554)	(1,396)

Total net increase (decrease)	$90,934	8,220	$7,608	708	$(477,426)	(42,372)	$(378,884)	(33,444)

Year ended December 31, 2021
Class 1	$213,039	17,786	$38,963	3,337	$(115,497)	(9,263)	$ 136,505	11,860
Class 1A	4,388	354	518	44	(3,192)	(265)	1,714	133
Class 2	91,122	7,303	144,267	12,514	(129,818)	(10,810)	105,571	9,007
Class 3	1,023	86	948	81	(1,549)	(126)	422	41
Class 4	87,885	7,227	23,653	2,055	(118,823)	(9,719)	(7,285)	(437)

Total net increase (decrease)	$397,457	32,756	$208,349	18,031	$(368,879)	(30,183)	$ 236,927	20,604

Managed Risk Growth Fund
				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class P1	$900	57	$ 1,675	136	$ (1,511)	(90)	$ 1,064	103
Class P2	24,583	1,567	83,629	6,872	(15,325)	(974)	92,887	7,465

Total net increase (decrease)	$25,483	1,624	$85,304	7,008	$(16,836)	(1,064)	$ 93,951	7,568
Year ended December 31, 2021

Class P1	$ 3,593	199	$515	30	$ (3,079)	(172)	$ 1,029	57
Class P2	39,055	2,202	26,869	1,558	(78,851)	(4,405)	(12,927)	(645)

Total net increase (decrease)	$42,648	2,401	$27,384	1,588	$(81,930)	(4,577)	$(11,898)	(588)

Refer to the end of the tables for footnote.

320    American Funds Insurance Series

Managed Risk International Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class P1	$373	38	$52	6	$(64)	(7)	$361	37
Class P2	4,344	441	3,316	369	(7,438)	(802)	222	8

Total net increase (decrease)	$4,717	479	$3,368	375	$(7,502)	(809)	$583	45
Year ended December 31, 2021

Class P1	$887	80	$14	1	$(531)	(48)	$370	33
Class P2	12,803	1,181	917	80	(14,744)	(1,323)	(1,024)	(62)

Total net increase (decrease)	$13,690	1,261	$931	81	$(15,275)	(1,371)	$(654)	(29)

Managed Risk Washington Mutual Investors Fund
				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class P1	$561	45	$33	3	$(149)	(12)	$445	36
Class P2	8,641	718	3,892	331	(25,708)	(2,107)	(13,175)	(1,058)

Total net increase (decrease)	$9,202	763	$3,925	334	$(25,857)	(2,119)	$(12,730)	(1,022)

Year ended December 31, 2021
Class P1	$971	80	$40	3	$(343)	(29)	$668	54
Class P2	9,743	800	5,979	487	(51,273)	(4,254)	(35,551)	(2,967)

Total net increase (decrease)	$10,714	880	$6,019	490	$(51,616)	(4,283)	$(34,883)	(2,913)

Managed Risk Growth-Income Fund
			Reinvestments of					Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class P1	$23,539	1,621	$64,795	4,909	$(79,453)	(5,668)	$8,881	862
Class P2	7,369	526	9,270	707	(16,895)	(1,186)	(256)	47

Total net increase (decrease)	$30,908	2,147	$74,065	5,616	$(96,348)	(6,854)	$8,625	909

Year ended December 31, 2021
Class P1	$64,192	4,303	$60,096	4,023	$(175,764)	(11,680)	$(51,476)	(3,354)
Class P2	14,838	1,008	8,072	546	(35,819)	(2,404)	(12,909)	(850)

Total net increase (decrease)	$79,030	5,311	$68,168	4,569	$(211,583)	(14,084)	$(64,385)	(4,204)

Refer to the end of the tables for footnote.

American Funds Insurance Series    321

Managed Risk Asset Allocation Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class P1	$1,091	75	$358	28	$(503)	(38)	$946	65
Class P2	22,719	1,679	121,282	9,734	(151,469)	(11,117)	(7,468)	296

Total net increase (decrease)	$23,810	1,754	$121,640	9,762	$(151,972)	(11,155)	$(6,522)	361
Year ended December 31, 2021

Class P1	$2,097	141	$114	8	$(899)	(60)	$1,312	89
Class P2	57,616	4,016	38,113	2,632	(351,072)	(24,507)	(255,343)	(17,859)

Total net increase (decrease)	$59,713	4,157	$38,227	2,640	$(351,971)	(24,567)	$(254,031)	(17,770)

*Includes exchanges between share classes of the fund.

11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2022 (dollars in thousands):

		Global				Washington
	Global	Small			New	Mutual
	Growth	Capitalization	Growth	International	World	Investors
	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$1,154,889	$697,701	$5,277,855	$1,394,817	$ 674,899	$1,517,355
Sales of investment securities*	1,459,238	808,215	6,270,787	1,901,645	1,028,529	2,244,236
Non-U.S. taxes paid on dividend income	3,431	1,482	4,572	6,393	2,310	1,348
Non-U.S. taxes paid on interest income	—	—	—	—	3	—
Non-U.S. taxes paid on realized gains	—	3,797	—	6,690	3,410	—
Non-U.S. taxes provided on unrealized
appreciation	6,621	8,204	—	23,665	6,335	—
	Capital					American
	World		International			Funds
	Growth	Growth-	Growth	Capital	Asset	Global
	and Income	Income	and Income	Income	Allocation	Balanced
	Fund	Fund	Fund	Builder	Fund	Fund

Purchases of investment securities*	$422,513	$5,568,260	$80,130	$543,114	$12,982,950	$297,140
Sales of investment securities*	590,784	8,817,687	89,338	495,788	14,028,613	305,662
Non-U.S. taxes paid on dividend income	1,636	5,405	12	1,063	5,427	246
Non-U.S. taxes paid on interest income	—	—	—	—	—	8
Non-U.S. taxes paid on realized gains	68	—	51	6	—	6
Non-U.S. taxes provided on unrealized
appreciation	383	—	—	444	1,820	—
				American		U.S.
	The Bond	Capital	American	Funds	Ultra-Short	Government
	Fund	World Bond	High-Income	Mortgage	Bond	Securities
	of America	Fund	Trust	Fund	Fund	Fund

Purchases of investment securities*	$18,309,219	$ 826,744	$193,187	$700,738	$—	$4,089,958
Sales of investment securities*	17,477,848	1,121,381	237,197	812,455	—	3,674,672
Non-U.S. taxes paid on interest income	9	172	—	—	—	—
Non-U.S. taxes paid on realized gains	—	326	—	—	—	—
Non-U.S. taxes provided on unrealized
appreciation	—	117	—	—	—	—

Refer to the end of the table for footnote.

322    American Funds Insurance Series

Managed
			Risk	Managed	Managed
	Managed	Managed	Washington	Risk	Risk
	Risk	Risk	Mutual	Growth-	Asset
	Growth	International	Investors	Income	Allocation
	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$310,318	$72,749	$170,597	$897,652	$699,143
Sales of investment securities*	224,255	51,902	117,919	749,424	565,128

*Excludes short-term securities and U.S. government obligations, if any.

12. Ownership concentration

At June 30, 2022, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 18% and 18% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 26% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.

American Funds Insurance Series    323

Financial highlights

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

Global Growth Fund

Class 1:

6/30/20224,5	$45.46	$.16	$(12.50)	$(12.34)	$(.08)	$(3.97)	$(4.05)	$29.07	(27.84)%6	$3,072	.54%7	.50%7	.88%7
12/31/2021	41.16	.25	6.48	6.73	(.26)	(2.17)	(2.43)	45.46	16.72	4,270.55		.54	.56
12/31/2020	32.57	.20	9.56	9.76	(.21)	(.96)	(1.17)	41.16	30.79	3,309.56		.56	.59
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515.56		.56	1.07
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942.55		.55	.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010.55		.55	.94

Class 1A:
6/30/20224,5	45.28	.12	(12.44)	(12.32)	(.07)	(3.97)	(4.04)	28.92	(27.91)6	14.797		.757	.647
12/31/2021	41.02	.14	6.46	6.60	(.17)	(2.17)	(2.34)	45.28	16.45	18.80		.79	.33
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12.81		.81	.34
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8.81		.81	.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5.80		.80	.77
12/31/20174,8	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.136	2.807		.807	.397
Class 2:
6/30/20224,5	44.94	.11	(12.33)	(12.22)	(.07)	(3.97)	(4.04)	28.68	(27.91)6	3,233.797		.757	.627
12/31/2021	40.72	.13	6.41	6.54	(.15)	(2.17)	(2.32)	44.94	16.42	4,559.80		.80	.30
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387.81		.81	.34
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895.81		.81	.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306.80		.80	.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012.80		.80	.69

Class 4:
6/30/20224,5	44.57	.07	(12.23)	(12.16)	(.05)	(3.97)	(4.02)	28.39	(27.99)6	552	1.047	1.007	.387
12/31/2021	40.45	.03	6.35	6.38	(.09)	(2.17)	(2.26)	44.57	16.14	744	1.05	1.04	.07
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533	1.06	1.06	.09
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382	1.06	1.06	.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249	1.05	1.05	.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211	1.05	1.05	.37

Refer to the end of the tables for footnotes.

324    American Funds Insurance Series

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			expenses to	expenses to	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

Global Small Capitalization Fund

Class 1:

6/30/20224,5	$34.17	$ .03	$(10.08)	$(10.05)	$ —	$(8.50)	$(8.50)	$15.62	(31.99)%6	$ 915	.74%7	.72%7	.24%7
12/31/2021	32.64	(.02)	2.32	2.30	—	(.77)	(.77)	34.17	6.98	1,707.74		.74	(.07)
12/31/2020	26.80	(.01)	7.49	7.48	(.05)	(1.59)	(1.64)	32.64	30.04	2,391.75		.75	(.06)
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050.75		.75	.48
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453.73		.73	.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	—	(.15)	25.38	26.22	1,639.73		.73	.54

Class 1A:
6/30/20224,5	33.93	—9	(10.00)	(10.00)	—	(8.50)	(8.50)	15.43	(32.05)6	4.997		.977	.027
12/31/2021	32.49	(.07)	2.28	2.21	—	(.77)	(.77)	33.93	6.73	5.99		.99	(.21)
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1.99		.99	(.33)
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1.99		.99	.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—10.98		.98	.21
12/31/20174,8	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.196	—10.967		.967	.357
Class 2:
6/30/20224,5	32.94	—9	(9.69)	(9.69)	—	(8.50)	(8.50)	14.75	(32.09)6	1,751.997		.977	.017
12/31/2021	31.56	(.10)	2.25	2.15	—	(.77)	(.77)	32.94	6.74	2,521.99		.99	(.30)
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653	1.00	1.00	(.31)
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363	1.00	1.00	.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056.98		.98	.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551.98		.98	.27

Class 4:
6/30/20224,5	32.96	(.03)	(9.68)	(9.71)	—	(8.50)	(8.50)	14.75	(32.13)6	249	1.247	1.227	(.23)7
12/31/2021	31.67	(.18)	2.24	2.06	—	(.77)	(.77)	32.96	6.43	344	1.24	1.24	(.53)
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268	1.25	1.25	(.56)
12/31/2019	21.28	(.01)	6.47	6.46	—9	(1.58)	(1.58)	26.16	31.24	206	1.25	1.25	(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146	1.24	1.24	(.08)
12/31/2017	19.91	—9	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125	1.23	1.23	—11

Refer to the end of the tables for footnotes.

American Funds Insurance Series    325

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset		Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,	Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	end of year	to average	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return (in millions)	net assets3	net assets

Growth Fund

Class 1:

6/30/20224,5	$127.58	$ .26	$(36.77)	$(36.51)	$(.15)	$(14.31)	$(14.46)	$ 76.61	(29.80)%6	$13,552	.34%7	.50%7
12/31/2021	120.22	.46	24.29	24.75	(.58)	(16.81)	(17.39)	127.58	22.30	19,783.34		.37
12/31/2020	81.22	.43	41.28	41.71	(.53)	(2.18)	(2.71)	120.22	52.45	15,644.35		.46
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841.35		1.09
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474.34		.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100.35		.75

Class 1A:
6/30/20224,5	126.70	.16	(36.53)	(36.37)	(.12)	(14.31)	(14.43)	75.90	(29.89)6	173.597		.317
12/31/2021	119.59	.16	24.11	24.27	(.35)	(16.81)	(17.16)	126.70	21.97	121.59		.13
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60.60		.21
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18.60		.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10.59		.60
12/31/20174,8	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.476	3.597		.477
Class 2:
6/30/20224,5	126.28	.13	(36.38)	(36.25)	(.09)	(14.31)	(14.40)	75.63	(29.90)6	14,923.597		.257
12/31/2021	119.18	.15	24.03	24.18	(.27)	(16.81)	(17.08)	126.28	21.97	21,986.59		.12
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594.60		.21
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885.60		.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701.59		.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716.60		.50

Class 3:
6/30/20224,5	128.68	.17	(37.10)	(36.93)	(.11)	(14.31)	(14.42)	77.33	(29.88)6	198.527		.317
12/31/2021	121.13	.24	24.47	24.71	(.35)	(16.81)	(17.16)	128.68	22.07	302.52		.19
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279.53		.28
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213.53		.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187.52		.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212.53		.57

Class 4:
6/30/20224,5	123.79	—9	(35.61)	(35.61)	(.05)	(14.31)	(14.36)	73.82	(29.98)6	2,330.847		—7,11
12/31/2021	117.24	(.15)	23.59	23.44	(.08)	(16.81)	(16.89)	123.79	21.69	3,214.84		(.13)
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347.85		(.04)
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513.85		.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076.84		.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954.85		.25

Refer to the end of the tables for footnotes.

326    American Funds Insurance Series

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
gains on
	Net asset		securities		Dividends		Total	Net asset		Ratio of	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,	Net assets,	expenses	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	end of year	to average	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return (in millions)	net assets3	net assets

International Fund

Class 1:

6/30/20224,5	$22.70	$.17	$(5.01)	$(4.84)	$(.09)	$(2.60)	$(2.69)	$15.17	(22.53)%6	$3,226	.54%7	1.73%7
12/31/2021	23.64	.38	(.67)	(.29)	(.65)	—	(.65)	22.70	(1.23)	4,747.55		1.57
12/31/2020	20.86	.14	2.82	2.96	(.18)	—	(.18)	23.64	14.28	5,652.55		.71
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353.54		1.54
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811.53		1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014.53		1.33

Class 1A:
6/30/20224,5	22.61	.15	(5.00)	(4.85)	(.08)	(2.60)	(2.68)	15.08	(22.66)6	10.797		1.537
12/31/2021	23.55	.33	(.67)	(.34)	(.60)	—	(.60)	22.61	(1.47)	12.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14)	—	(.14)	23.55	13.96	10.80		.43
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5.78		1.32
12/31/20174,8	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.466	2.777		.437
Class 2:
6/30/20224,5	22.60	.15	(4.99)	(4.84)	(.08)	(2.60)	(2.68)	15.08	(22.63)6	3,195.797		1.507
12/31/2021	23.54	.33	(.68)	(.35)	(.59)	—	(.59)	22.60	(1.49)	4,190.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13)	—	(.13)	23.54	13.97	4,481.80		.46
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875.78		1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422.78		1.10

Class 3:
6/30/20224,5	22.76	.15	(5.03)	(4.88)	(.08)	(2.60)	(2.68)	15.20	(22.64)6	16.727		1.567
12/31/2021	23.69	.34	(.67)	(.33)	(.60)	—	(.60)	22.76	(1.39)	21.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14)	—	(.14)	23.69	14.00	25.73		.53
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24.71		1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31.71		1.17

Class 4:
6/30/20224,5	22.31	.12	(4.93)	(4.81)	(.07)	(2.60)	(2.67)	14.83	(22.78)6	367	1.047	1.267
12/31/2021	23.25	.27	(.67)	(.40)	(.54)	—	(.54)	22.31	(1.71)	459	1.05	1.13
12/31/2020	20.54	.04	2.76	2.80	(.09)	—	(.09)	23.25	13.66	423	1.05	.21
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04	1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03	1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03	.55

Refer to the end of the tables for footnotes.

American Funds Insurance Series    327

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

New World Fund

Class 1:

6/30/20224,5	$31.83	$.23	$(7.57)	$(7.34)	$(.14)	$(2.34)	$(2.48)	$22.01	(23.72)%6	$1,674	.71%7	.57%7	1.68%7
12/31/2021	31.59	.29	1.38	1.67	(.36)	(1.07)	(1.43)	31.83	5.16	2,443.74		.56	.88
12/31/2020	25.84	.15	5.93	6.08	(.06)	(.27)	(.33)	31.59	23.89	2,309.76		.64	.58
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129.76		.76	1.18
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702.77		.77	1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050.77		.77	1.14

Class 1A:
6/30/20224,5	31.70	.20	(7.55)	(7.35)	(.12)	(2.34)	(2.46)	21.89	(23.82)6	10.967		.827	1.467
12/31/2021	31.43	.17	1.41	1.58	(.24)	(1.07)	(1.31)	31.70	4.90	12.99		.81	.54
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01	.87	.26
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01	1.01	.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02	1.02	.91
12/31/20174,8	20.14	.13	5.24	5.37	(.26)	—	(.26)	25.25	26.726	1	1.007	1.007	.537
Class 2:
6/30/20224,5	31.48	.19	(7.49)	(7.30)	(.12)	(2.34)	(2.46)	21.72	(23.84)6	790.967		.827	1.447
12/31/2021	31.25	.20	1.38	1.58	(.28)	(1.07)	(1.35)	31.48	4.92	1,086.99		.81	.63
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01	.89	.34
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01	1.01	.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02	1.02	.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02	1.02	.89

Class 4:
6/30/20224,5	31.24	.16	(7.42)	(7.26)	(.11)	(2.34)	(2.45)	21.53	(23.89)6	715	1.217	1.077	1.217
12/31/2021	31.04	.12	1.36	1.48	(.21)	(1.07)	(1.28)	31.24	4.63	906	1.24	1.06	.38
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26	1.14	.08
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26	1.26	.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27	1.27	.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27	1.27	.61

Refer to the end of the tables for footnotes.

328    American Funds Insurance Series

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

Washington Mutual Investors Fund

Class 1:

6/30/20224,5	$18.09	$.16	$(2.19)	$(2.03)	$(.08)	$(3.72)	$(3.80)	$12.26	(12.88)%6	$5,471	.42%7	.26%7	2.00%7
12/31/2021	14.35	.29	3.73	4.02	(.28)	—	(.28)	18.09	28.12	6,766.42		.31	1.79
12/31/2020	13.56	.25	.95	1.20	(.26)	(.15)	(.41)	14.35	9.04	5,684.43		.43	2.00
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559.42		.42	2.28
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810.41		.41	2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581.41		.41	2.27

Class 1A:
6/30/20224,5	17.96	.14	(2.17)	(2.03)	(.06)	(3.72)	(3.78)	12.15	(12.98)6	57.677		.517	1.647
12/31/2021	14.28	.27	3.67	3.94	(.26)	—	(.26)	17.96	27.70	169.67		.53	1.62
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79	25.67		.67	1.78
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9.67		.67	2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3.66		.66	1.84
12/31/20174,8	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.216	1.657		.657	2.017
Class 2:
6/30/20224,5	17.83	.14	(2.16)	(2.02)	(.07)	(3.72)	(3.79)	12.02	(13.01)6	2,775.677		.517	1.747
12/31/2021	14.15	.25	3.67	3.92	(.24)	—	(.24)	17.83	27.78	3,426.67		.56	1.54
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68	3,082.68		.68	1.75
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093.67		.67	2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850.66		.66	1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551.66		.66	2.02

Class 4:
6/30/20224,5	17.71	.12	(2.15)	(2.03)	(.06)	(3.72)	(3.78)	11.90	(13.13)6	995.927		.767	1.507
12/31/2021	14.06	.21	3.65	3.86	(.21)	—	(.21)	17.71	27.51	1,104.92		.81	1.30
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47	788.93		.93	1.51
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621.92		.92	1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368.91		.91	1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247.91		.91	1.76

Refer to the end of the tables for footnotes.

American Funds Insurance Series    329

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

Capital World Growth and Income Fund

Class 1:

6/30/20224,5	$18.42	$.21	$(3.76)	$(3.55)	$(.09)	$(3.45)	$(3.54)	$11.33	(21.20)%6	$ 551	.61%7	.42%7	2.67%7
12/31/2021	16.67	.38	2.10	2.48	(.33)	(.40)	(.73)	18.42	15.03	812.63		.47	2.14
12/31/2020	15.92	.22	1.14	1.36	(.23)	(.38)	(.61)	16.67	9.03	657.66		.66	1.49
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625.65		.65	2.08
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492.63		.63	1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485.63		.63	2.43

Class 1A:
6/30/20224,5	18.34	.19	(3.73)	(3.54)	(.09)	(3.45)	(3.54)	11.26	(21.28)6	6.867		.677	2.477
12/31/2021	16.62	.37	2.06	2.43	(.31)	(.40)	(.71)	18.34	14.71	7.88		.70	2.08
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2.90		.90	1.23
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2.90		.90	1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1.88		.88	1.74
12/31/20174,8	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.546	—10.847		.847	1.207
Class 2:
6/30/20224,5	18.38	.19	(3.74)	(3.55)	(.09)	(3.45)	(3.54)	11.29	(21.30)6	992.867		.677	2.397
12/31/2021	16.63	.33	2.11	2.44	(.29)	(.40)	(.69)	18.38	14.78	1,340.88		.73	1.85
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349.91		.91	1.23
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366.90		.90	1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228.88		.88	1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538.88		.88	2.11

Class 4:
6/30/20224,5	18.04	.17	(3.67)	(3.50)	(.08)	(3.45)	(3.53)	11.01	(21.40)6	181	1.117	.927	2.177
12/31/2021	16.35	.29	2.06	2.35	(.26)	(.40)	(.66)	18.04	14.46	225	1.13	.97	1.65
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166	1.16	1.16	.97
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145	1.15	1.15	1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95	1.13	1.13	1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79	1.14	1.14	1.49

Refer to the end of the tables for footnotes.

330    American Funds Insurance Series

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
gains on
	Net asset		securities		Dividends		Total	Net asset		Ratio of	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,	Net assets,	expenses	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	end of year	to average	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return (in millions)	net assets3	net assets

Growth-Income Fund

Class 1:

6/30/20224,5	$67.35	$ .41	$(13.13)	$(12.72)	$(.18)	$(5.66)	$(5.84)	$48.79	(19.68)%6	$19,412	.28%7	1.38%7
12/31/2021	55.38	.79	12.64	13.43	(.86)	(.60)	(1.46)	67.35	24.42	25,507.29		1.28
12/31/2020	50.71	.75	6.02	6.77	(.80)	(1.30)	(2.10)	55.38	13.81	22,903.29		1.52
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057.29		2.05
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783.28		1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765.28		1.69

Class 1A:
6/30/20224,5	67.02	.34	(13.06)	(12.72)	(.16)	(5.66)	(5.82)	48.48	(19.78)6	27.537		1.147
12/31/2021	55.16	.65	12.55	13.20	(.74)	(.60)	(1.34)	67.02	24.08	32.53		1.04
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16.54		1.28
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11.54		1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7.53		1.43
12/31/20174,8	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.836	2.527		1.417
Class 2:
6/30/20224,5	66.44	.33	(12.94)	(12.61)	(.15)	(5.66)	(5.81)	48.02	(19.79)6	11,636.537		1.137
12/31/2021	54.66	.63	12.45	13.08	(.70)	(.60)	(1.30)	66.44	24.10	15,319.54		1.03
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012.54		1.27
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586.53		1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035.53		1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930.53		1.45

Class 3:
6/30/20224,5	67.48	.36	(13.15)	(12.79)	(.16)	(5.66)	(5.82)	48.87	(19.75)6	126.467		1.207
12/31/2021	55.49	.68	12.65	13.33	(.74)	(.60)	(1.34)	67.48	24.18	166.47		1.10
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154.47		1.34
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156.46		1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140.46		1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168.46		1.52

Class 4:
6/30/20224,5	65.57	.26	(12.76)	(12.50)	(.13)	(5.66)	(5.79)	47.28	(19.88)6	1,568.787		.897
12/31/2021	53.99	.48	12.28	12.76	(.58)	(.60)	(1.18)	65.57	23.80	1,928.79		.79
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407.79		1.02
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216.79		1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899.78		1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827.78		1.19

Refer to the end of the tables for footnotes.

American Funds Insurance Series    331
Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

International Growth and Income Fund

Class 1:

6/30/20224,5	$19.62	$.31	$(3.44)	$(3.13)	$(.02)	$(7.70)	$(7.72)	$ 8.77	(19.00)%6	$ 13	.68%7	.51%7	3.85%7
12/31/2021	19.01	.54	.53	1.07	(.46)	—	(.46)	19.62	5.64	30.67		.67	2.70
12/31/2020	18.18	.27	.85	1.12	(.29)	—	(.29)	19.01	6.24	1,120.68		.68	1.70
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140.66		.66	2.73
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034.65		.65	2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121.66		.66	2.75

Class 1A:
6/30/20224,5	19.39	.31	(3.42)	(3.11)	(.04)	(7.70)	(7.74)	8.54	(19.14)6	4.927		.757	3.967
12/31/2021	18.97	.50	.52	1.02	(.60)	—	(.60)	19.39	5.39	6.94		.92	2.50
12/31/2020	18.15	.22	.85	1.07	(.25)	—	(.25)	18.97	5.98	3.93		.93	1.38
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2.91		.91	2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2.90		.90	2.35
12/31/20174,8	14.69	.34	3.08	3.42	(.41)	—	(.41)	17.70	23.366	2.917		.917	1.997
Class 2:
6/30/20224,5	19.38	.32	(3.43)	(3.11)	(.04)	(7.70)	(7.74)	8.53	(19.16)6	164.927		.757	4.037
12/31/2021	18.95	.48	.53	1.01	(.58)	—	(.58)	19.38	5.37	211.93		.92	2.44
12/31/2020	18.12	.23	.85	1.08	(.25)	—	(.25)	18.95	6.01	221.93		.93	1.43
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257.91		.91	2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230.90		.90	2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	—	(.37)	17.66	25.03	276.91		.91	2.60

Class 4:
6/30/20224,5	19.23	.30	(3.39)	(3.09)	(.04)	(7.70)	(7.74)	8.40	(19.24)6	112	1.177	1.007	3.887
12/31/2021	18.82	.44	.51	.95	(.54)	—	(.54)	19.23	5.09	132	1.18	1.17	2.21
12/31/2020	18.01	.19	.83	1.02	(.21)	—	(.21)	18.82	5.73	112	1.18	1.18	1.19
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16	1.16	2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71	1.15	1.15	2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	—	(.35)	17.58	24.72	63	1.16	1.16	2.24

Refer to the end of the tables for footnotes.

332    American Funds Insurance Series

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

Capital Income Builder

Class 1:

6/30/20224,5	$12.17	$.20	$(1.37)	$(1.17)	$(.13)	$ —	$(.13)	$10.87	(9.64)%6	$553	.47%7	.26%7	3.43%7
12/31/2021	10.87	.37	1.28	1.65	(.35)	—	(.35)	12.17	15.31	563.53		.27	3.19
12/31/2020	10.73	.31	.15	.46	(.32)	—	(.32)	10.87	4.64	621.53		.35	3.07
12/31/2019	9.37	.32	1.36	1.68	(.32)	—	(.32)	10.73	18.16	533.53		.53	3.17
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317.54		.54	3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254.54		.54	3.21

Class 1A:
6/30/20224,5	12.15	.18	(1.35)	(1.17)	(.12)	—	(.12)	10.86	(9.68)6	10.727		.517	3.177
12/31/2021	10.86	.34	1.27	1.61	(.32)	—	(.32)	12.15	14.95	10.78		.52	2.94
12/31/2020	10.72	.28	.16	.44	(.30)	—	(.30)	10.86	4.38	6.78		.60	2.81
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6.78		.78	2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2.79		.79	2.82
12/31/20174,8	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.726	1.797		.797	2.637
Class 2:
6/30/20224,5	12.16	.18	(1.35)	(1.17)	(.12)	—	(.12)	10.87	(9.67)6	12.727		.517	3.177
12/31/2021	10.87	.34	1.27	1.61	(.32)	—	(.32)	12.16	14.94	13.78		.52	2.93
12/31/2020	10.72	.29	.16	.45	(.30)	—	(.30)	10.87	4.48	8.78		.60	2.83
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6.78		.78	2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4.79		.79	2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1.79		.79	2.82

Class 4:
6/30/20224,5	12.14	.17	(1.35)	(1.18)	(.11)	—	(.11)	10.85	(9.81)6	523.987		.767	2.917
12/31/2021	10.85	.31	1.27	1.58	(.29)	—	(.29)	12.14	14.68	559	1.03	.77	2.69
12/31/2020	10.71	.26	.15	.41	(.27)	—	(.27)	10.85	4.11	462	1.03	.85	2.55
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454	1.03	1.03	2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352	1.04	1.04	2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338	1.04	1.04	2.72

Refer to the end of the tables for footnotes.

American Funds Insurance Series    333

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
gains on
	Net asset		securities		Dividends		Total	Net asset		Ratio of	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,	Net assets,	expenses	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	end of year	to average	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return (in millions)	net assets3	net assets

Asset Allocation Fund

Class 1:

6/30/20224,5	$29.08	$.26	$(4.66)	$(4.40)	$(.11)	$(2.65)	$(2.76)	$21.92	(15.78)%6	$15,266	.30%7	1.97%7
12/31/2021	26.50	.48	3.54	4.02	(.50)	(.94)	(1.44)	29.08	15.40	18,836.30		1.71
12/31/2020	24.05	.43	2.59	3.02	(.46)	(.11)	(.57)	26.50	12.71	19,238.30		1.80
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730.29		2.21
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627.28		2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556.29		1.90

Class 1A:
6/30/20224,5	28.97	.23	(4.64)	(4.41)	(.10)	(2.65)	(2.75)	21.81	(15.88)6	21.557		1.747
12/31/2021	26.42	.42	3.52	3.94	(.45)	(.94)	(1.39)	28.97	15.13	24.55		1.49
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14.55		1.56
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11.54		1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7.53		1.82
12/31/20174,8	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.786	4.537		1.697
Class 2:
6/30/20224,5	28.74	.22	(4.60)	(4.38)	(.10)	(2.65)	(2.75)	21.61	(15.91)6	4,342.557		1.727
12/31/2021	26.21	.41	3.49	3.90	(.43)	(.94)	(1.37)	28.74	15.10	5,473.55		1.46
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242.55		1.55
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154.54		1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668.53		1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480.54		1.64

Class 3:
6/30/20224,5	29.12	.24	(4.67)	(4.43)	(.10)	(2.65)	(2.75)	21.94	(15.89)6	29.487		1.797
12/31/2021	26.53	.43	3.55	3.98	(.45)	(.94)	(1.39)	29.12	15.22	36.48		1.53
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33.48		1.62
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32.47		2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29.46		1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38.47		1.72

Class 4:
6/30/20224,5	28.56	.19	(4.57)	(4.38)	(.09)	(2.65)	(2.74)	21.44	(16.01)6	5,307.807		1.487
12/31/2021	26.06	.34	3.47	3.81	(.37)	(.94)	(1.31)	28.56	14.84	6,337.80		1.22
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131.80		1.30
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493.79		1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594.78		1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582.79		1.40

Refer to the end of the tables for footnotes.

334    American Funds Insurance Series

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

American Funds Global Balanced Fund

Class 1:

6/30/20224,5	$14.73	$.13	$(2.53)	$(2.40)	$ —	$(.07)	$ (.07)	$12.26	(16.31)%6	$ 99	.64%7	.63%7	1.92%7
12/31/2021	14.19	.18	1.37	1.55	(.19)	(.82)	(1.01)	14.73	11.05	120.73		.73	1.24
12/31/2020	13.51	.17	1.24	1.41	(.19)	(.54)	(.73)	14.19	10.53	139.72		.72	1.29
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134.72		.72	1.88
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110.72		.72	1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93.72		.72	1.68

Class 1A:
6/30/20224,5	14.70	.11	(2.53)	(2.42)	—	(.07)	(.07)	12.21	(16.48)6	2.897		.897	1.637
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.83	4.98		.98	1.02
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3.97		.97	1.03
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2.97		.97	1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2.98		.98	1.44
12/31/20174,8	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.716	—10.947		.947	1.277
Class 2:
6/30/20224,5	14.70	.11	(2.52)	(2.41)	—	(.07)	(.07)	12.22	(16.41)6	162.897		.897	1.667
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.79	208.98		.98	1.01
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208.97		.97	1.03
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207.97		.97	1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185.97		.97	1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210.96		.96	1.43

Class 4:
6/30/20224,5	14.53	.09	(2.49)	(2.40)	—	(.07)	(.07)	12.06	(16.53)6	112	1.147	1.137	1.427
12/31/2021	14.02	.11	1.34	1.45	(.12)	(.82)	(.94)	14.53	10.46	135	1.23	1.23	.77
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105	1.22	1.22	.78
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94	1.22	1.22	1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69	1.22	1.22	1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51	1.22	1.22	1.07

Refer to the end of the tables for footnotes.

American Funds Insurance Series    335

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

The Bond Fund of America

Class 1:

6/30/20224,5	$11.21	$.15	$(1.26)	$(1.11)	$(.06)	$(.12)	$(.18)	$ 9.92	(9.96)%6	$6,878	.39%7	.20%7	2.80%7
12/31/2021	11.89	.21	(.23)	(.02)	(.19)	(.47)	(.66)	11.21	(.14)	8,555.39		.26	1.84
12/31/2020	11.17	.23	.87	1.10	(.27)	(.11)	(.38)	11.89	9.96	6,844.40		.40	2.00
12/31/2019	10.47	.30	.71	1.01	(.31)	—	(.31)	11.17	9.70	6,481.39		.39	2.76
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962.38		.38	2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434.38		.38	2.19

Class 1A:
6/30/20224,5	11.16	.16	(1.28)	(1.12)	(.06)	(.12)	(.18)	9.86	(10.09)6	200.637		.447	3.127
12/31/2021	11.84	.18	(.23)	(.05)	(.16)	(.47)	(.63)	11.16	(.36)	12.64		.51	1.59
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9.65		.65	1.74
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7.64		.64	2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3.63		.63	2.50
12/31/20174,8	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.466	1.627		.627	2.017
Class 2:
6/30/20224,5	11.06	.13	(1.25)	(1.12)	(.05)	(.12)	(.17)	9.77	(10.14)6	3,092.647		.457	2.567
12/31/2021	11.73	.18	(.22)	(.04)	(.16)	(.47)	(.63)	11.06	(.31)	3,729.64		.52	1.57
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840.65		.65	1.75
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561.64		.64	2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524.63		.63	2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966.63		.63	1.94

Class 4:
6/30/20224,5	11.01	.12	(1.24)	(1.12)	(.05)	(.12)	(.17)	9.72	(10.22)6	799.897		.707	2.327
12/31/2021	11.69	.15	(.22)	(.07)	(.14)	(.47)	(.61)	11.01	(.59)	891.89		.76	1.34
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714.90		.90	1.48
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502.89		.89	2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366.88		.88	2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297.88		.88	1.72

Refer to the end of the tables for footnotes.

336    American Funds Insurance Series

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

Capital World Bond Fund

Class 1:

6/30/20224,5	$11.79	$.12	$(2.01)	$(1.89)	$(.03)	$(.16)	$(.19)	$ 9.71	(16.05)%6	$ 708	.54%7	.47%7	2.33%7
12/31/2021	12.94	.25	(.85)	(.60)	(.24)	(.31)	(.55)	11.79	(4.73)	988.60		.50	2.06
12/31/2020	12.12	.26	.95	1.21	(.18)	(.21)	(.39)	12.94	10.17	1,219.59		.52	2.08
12/31/2019	11.42	.31	.61	.92	(.22)	—	(.22)	12.12	8.08	1,077.58		.58	2.60
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015.57		.57	2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273.56		.56	2.37

Class 1A:
6/30/20224,5	11.76	.11	(2.02)	(1.91)	(.02)	(.16)	(.18)	9.67	(16.22)6	1.797		.727	2.087
12/31/2021	12.91	.23	(.85)	(.62)	(.22)	(.31)	(.53)	11.76	(4.88)	1.85		.75	1.85
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89	1.83		.76	1.83
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1.83		.83	2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1.82		.82	2.36
12/31/20174,8	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.006	—10.727		.727	2.277
Class 2:
6/30/20224,5	11.70	.11	(2.01)	(1.90)	(.02)	(.16)	(.18)	9.62	(16.21)6	817.797		.727	2.097
12/31/2021	12.84	.22	(.84)	(.62)	(.21)	(.31)	(.52)	11.70	(4.92)	1,030.85		.75	1.82
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90	1,058.84		.77	1.83
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002.83		.83	2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032.82		.82	2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164.81		.81	2.12

Class 4:
6/30/20224,5	11.57	.10	(1.98)	(1.88)	(.02)	(.16)	(.18)	9.51	(16.26)6	56	1.047	.977	1.847
12/31/2021	12.71	.19	(.84)	(.65)	(.18)	(.31)	(.49)	11.57	(5.18)	66	1.10	1.00	1.57
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62	61	1.09	1.02	1.58
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49	1.08	1.08	2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40	1.07	1.07	2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31	1.06	1.06	1.89

Refer to the end of the tables for footnotes.

American Funds Insurance Series    337

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

American High-Income Trust

Class 1:

6/30/20224,5	$10.19	$.27	$(1.53)	$(1.26)	$(.10)	$—	$(.10)	$ 8.83	(12.42)%6	$229	.49%7	.32%7	5.55%7
12/31/2021	9.80	.51	.34	.85	(.46)	—	(.46)	10.19	8.74	278.53		.37	4.95
12/31/2020	9.87	.61	.17	.78	(.85)	—	(.85)	9.80	8.21	123.52		.52	6.46
12/31/2019	9.34	.67	.52	1.19	(.66)	—	(.66)	9.87	12.85	525.51		.51	6.71
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501.50		.50	6.32
12/31/2017	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25	632.49		.49	5.98

Class 1A:
6/30/20224,5	10.16	.25	(1.52)	(1.27)	(.10)	—	(.10)	8.79	(12.60)6	1.757		.577	5.277
12/31/2021	9.78	.49	.33	.82	(.44)	—	(.44)	10.16	8.42	1.78		.64	4.75
12/31/2020	9.86	.56	.20	.76	(.84)	—	(.84)	9.78	7.94	1.78		.78	5.85
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1.75		.75	6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1.75		.75	6.11
12/31/20174,8	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.026	—10.727		.727	5.747
Class 2:
6/30/20224,5	9.98	.25	(1.49)	(1.24)	(.10)	—	(.10)	8.64	(12.52)6	540.757		.577	5.287
12/31/2021	9.61	.48	.33	.81	(.44)	—	(.44)	9.98	8.42	673.78		.65	4.80
12/31/2020	9.70	.55	.19	.74	(.83)	—	(.83)	9.61	7.94	665.78		.78	5.88
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667.76		.76	6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661.75		.75	6.07
12/31/2017	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89	776.74		.74	5.72

Class 3:
6/30/20224,5	10.24	.26	(1.54)	(1.28)	(.10)	—	(.10)	8.86	(12.58)6	9.687		.507	5.357
12/31/2021	9.84	.50	.34	.84	(.44)	—	(.44)	10.24	8.60	10.71		.58	4.86
12/31/2020	9.92	.57	.19	.76	(.84)	—	(.84)	9.84	7.93	10.71		.71	5.94
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10.69		.69	6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10.68		.68	6.14
12/31/2017	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02	12.67		.67	5.79

Class 4:
6/30/20224,5	10.99	.26	(1.65)	(1.39)	(.09)	—	(.09)	9.51	(12.68)6	71.997		.827	5.037
12/31/2021	10.54	.50	.36	.86	(.41)	—	(.41)	10.99	8.18	90	1.03	.89	4.52
12/31/2020	10.56	.57	.22	.79	(.81)	—	(.81)	10.54	7.74	69	1.03	1.03	5.58
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63	1.01	1.01	6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31	1.00	1.00	5.83
12/31/2017	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63	34.99		.99	5.46

Refer to the end of the tables for footnotes.

338    American Funds Insurance Series

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers	waivers2	net assets2

American Funds Mortgage Fund

Class 1:

6/30/20224,5	$10.63	$.03	$(.75)	$(.72)	$ —	$ —	$ —	$ 9.91	(6.77)%6	$ 1	.45%7	.24%7	.56%7
12/31/2021	11.11	.06	(.09)	(.03)	(.08)	(.37)	(.45)	10.63	(.32)	231.49		.29	.58
12/31/2020	10.56	.10	.64	.74	(.17)	(.02)	(.19)	11.11	6.98	224.48		.36	.93
12/31/2019	10.30	.24	.30	.54	(.28)	—	(.28)	10.56	5.30	210.47		.47	2.26
12/31/2018	10.47	.20	(.14)	.06	(.23)	—	(.23)	10.30	.58	209.48		.48	1.97
12/31/2017	10.56	.16	—9.16		(.18)	(.07)	(.25)	10.47	1.47	265.47		.47	1.52
Class 1A:
6/30/20224,5	10.59	.06	(.80)	(.74)	(.05)	—	(.05)	9.80	(6.94)6	2.687		.507	1.217
12/31/2021	11.08	.04	(.10)	(.06)	(.06)	(.37)	(.43)	10.59	(.47)	2.74		.54	.33
12/31/2020	10.55	.07	.63	.70	(.15)	(.02)	(.17)	11.08	6.63	1.73		.59	.61
12/31/2019	10.28	.22	.30	.52	(.25)	—	(.25)	10.55	5.09	1.71		.71	2.04
12/31/2018	10.46	.18	(.14)	.04	(.22)	—	(.22)	10.28	.36	1.73		.73	1.77
12/31/20174,8	10.55	.14	—9.14		(.16)	(.07)	(.23)	10.46	1.316	—10.707		.707	1.387
Class 2:
6/30/20224,5	10.61	.06	(.80)	(.74)	(.05)	—	(.05)	9.82	(6.93)6	50.687		.507	1.217
12/31/2021	11.09	.04	(.10)	(.06)	(.05)	(.37)	(.42)	10.61	(.57)	58.74		.54	.33
12/31/2020	10.54	.08	.63	.71	(.14)	(.02)	(.16)	11.09	6.72	58.73		.60	.68
12/31/2019	10.28	.21	.31	.52	(.26)	—	(.26)	10.54	5.04	56.72		.72	2.01
12/31/2018	10.45	.18	(.15)	.03	(.20)	—	(.20)	10.28	.32	57.73		.73	1.72
12/31/2017	10.54	.14	(.01)	.13	(.15)	(.07)	(.22)	10.45	1.22	63.72		.72	1.27

Class 4:
6/30/20224,5	10.49	.05	(.79)	(.74)	(.05)	—	(.05)	9.70	(7.05)6	40.937		.757	.977
12/31/2021	10.97	.01	(.09)	(.08)	(.03)	(.37)	(.40)	10.49	(.78)	43.99		.79	.08
12/31/2020	10.44	.04	.63	.67	(.12)	(.02)	(.14)	10.97	6.38	37.98		.85	.41
12/31/2019	10.19	.18	.31	.49	(.24)	—	(.24)	10.44	4.80	28.97		.97	1.71
12/31/2018	10.38	.15	(.15)	—9	(.19)	—	(.19)	10.19	.07	24.98		.98	1.49
12/31/2017	10.48	.11	—9.11		(.14)	(.07)	(.21)	10.38	.97	12.97		.97	1.03

Refer to the end of the tables for footnotes.

American Funds Insurance Series    339

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset		Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,	Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	end of year	to average	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return (in millions)	net assets	net assets

Ultra-Short Bond Fund

Class 1:

6/30/20224,5	$11.27	$ .01	$ —9	$ .01	$ —	$—	$ —	$11.28	.09%6	$ 47	.33%7	.15%7
12/31/2021	11.31	(.03)	(.01)	(.04)	—	—	—	11.27	(.35)	37.37		(.28)
12/31/2020	11.30	.02	.02	.04	(.03)	—	(.03)	11.31	.34	44.37		.16
12/31/2019	11.31	.22	—9.22		(.23)	—	(.23)	11.30	1.92	30.36		1.92
12/31/2018	11.29	.18	—9.18		(.16)	—	(.16)	11.31	1.58	37.35		1.60
12/31/2017	11.27	.08	(.01)	.07	(.05)	—	(.05)	11.29	.66	37.35		.68

Class 1A:
6/30/20224,5	11.28	.01	(.01)	—	—	—	—	11.28	.006	—10.337		.147
12/31/2021	11.31	(.03)	—9	(.03)	—	—	—	11.28	(.27)	—10.36		(.28)
12/31/2020	11.30	.03	.01	.04	(.03)	—	(.03)	11.31	.32	—10.35		.26
12/31/2019	11.31	.22	—9.22		(.23)	—	(.23)	11.30	1.92	—10.37		1.90
12/31/2018	11.29	.18	—9.18		(.16)	—	(.16)	11.31	1.58	—10.35		1.60
12/31/20174,8	11.27	.08	—9.08		(.06)	—	(.06)	11.29	.676	—10.347		.697
Class 2:
6/30/20224,5	10.93	—9	(.01)	(.01)	—	—	—	10.92	(.09)6	297.587		(.09)7
12/31/2021	10.99	(.06)	—9	(.06)	—	—	—	10.93	(.55)	245.62		(.53)
12/31/2020	11.01	—9	—9	—9	(.02)	—	(.02)	10.99	.03	288.62		(.05)
12/31/2019	11.03	.18	—9.18		(.20)	—	(.20)	11.01	1.62	230.61		1.66
12/31/2018	11.01	.15	—9.15		(.13)	—	(.13)	11.03	1.36	247.60		1.34
12/31/2017	10.99	.05	—9.05		(.03)	—	(.03)	11.01	.46	249.60		.42
Class 3:
6/30/20224,5	11.07	—9	(.01)	(.01)	—	—	—	11.06	(.09)6	5.517		(.04)7
12/31/2021	11.12	(.05)	—9	(.05)	—	—	—	11.07	(.45)	5.55		(.46)
12/31/2020	11.13	—9.02		.02	(.03)	—	(.03)	11.12	.13	4.55		.03
12/31/2019	11.14	.20	—9.20		(.21)	—	(.21)	11.13	1.76	3.54		1.74
12/31/2018	11.12	.16	(.01)	.15	(.13)	—	(.13)	11.14	1.38	4.53		1.42
12/31/2017	11.10	.06	—9.06		(.04)	—	(.04)	11.12	.54	4.53		.50
Class 4:
6/30/20224,5	11.00	(.02)	—9	(.02)	—	—	—	10.98	(.18)6	75.837		(.33)7
12/31/2021	11.08	(.09)	.01	(.08)	—	—	—	11.00	(.72)	46.87		(.79)
12/31/2020	11.13	(.04)	.01	(.03)	(.02)	—	(.02)	11.08	(.25)	40.87		(.35)
12/31/2019	11.15	.16	—9.16		(.18)	—	(.18)	11.13	1.40	22.86		1.40
12/31/2018	11.13	.12	.01	.13	(.11)	—	(.11)	11.15	1.14	18.86		1.11
12/31/2017	11.12	.02	—9.02		(.01)	—	(.01)	11.13	.16	15.85		.19

Refer to the end of the tables for footnotes.

340    American Funds Insurance Series

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers	waivers2	net assets2

U.S. Government Securities Fund

Class 1:

6/30/20224,5	$11.67	$.15	$ (.98)	$ (.83)	$(.05)	$—	$ (.05)	$10.79	(7.08)%6	$ 255	.37%7	.23%7	2.64%7
12/31/2021	13.04	.18	(.26)	(.08)	(.18)	(1.11)	(1.29)	11.67	(.44)	522.39		.29	1.50
12/31/2020	12.34	.16	1.07	1.23	(.26)	(.27)	(.53)	13.04	10.09	429.38		.38	1.21
12/31/2019	11.94	.25	.43	.68	(.28)	—	(.28)	12.34	5.69	1,418.37		.37	2.07
12/31/2018	12.08	.24	(.13)	.11	(.25)	—	(.25)	11.94	.91	1,445.36		.36	2.02
12/31/2017	12.05	.21	.01	.22	(.19)	—	(.19)	12.08	1.83	1,558.36		.36	1.68

Class 1A:
6/30/20224,5	11.63	.14	(.97)	(.83)	(.05)	—	(.05)	10.75	(7.15)6	4.627		.487	2.477
12/31/2021	13.00	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.63	(.65)	5.64		.53	1.28
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75	4.64		.64	.69
12/31/2019	11.93	.22	.43	.65	(.26)	—	(.26)	12.32	5.42	2.62		.62	1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	—	(.23)	11.93	.70	1.61		.61	1.82
12/31/20174,8	12.05	.18	.03	.21	(.18)	—	(.18)	12.08	1.736	—10.587		.587	1.537
Class 2:
6/30/20224,5	11.53	.13	(.96)	(.83)	(.05)	—	(.05)	10.65	(7.21)6	1,170.627		.487	2.467
12/31/2021	12.89	.15	(.25)	(.10)	(.15)	(1.11)	(1.26)	11.53	(.62)	1,391.64		.54	1.24
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80	1,439.64		.64	.73
12/31/2019	11.82	.22	.42	.64	(.25)	—	(.25)	12.21	5.31	1,343.62		.62	1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	—	(.21)	11.82	.73	1,323.61		.61	1.77
12/31/2017	11.93	.17	.02	.19	(.16)	—	(.16)	11.96	1.59	1,473.61		.61	1.43

Class 3:
6/30/20224,5	11.70	.14	(.98)	(.84)	(.05)	—	(.05)	10.81	(7.18)6	8.557		.417	2.537
12/31/2021	13.07	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.70	(.62)	9.57		.47	1.31
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91	10.57		.57	.78
12/31/2019	11.97	.23	.43	.66	(.26)	—	(.26)	12.37	5.49	9.55		.55	1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	—	(.22)	11.97	.71	9.54		.54	1.84
12/31/2017	12.07	.18	.03	.21	(.17)	—	(.17)	12.11	1.72	10.54		.54	1.50

Class 4:
6/30/20224,5	11.52	.12	(.97)	(.85)	(.04)	—	(.04)	10.63	(7.35)6	204.877		.737	2.227
12/31/2021	12.88	.12	(.25)	(.13)	(.12)	(1.11)	(1.23)	11.52	(.88)	238.89		.79	.98
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48	272.89		.89	.42
12/31/2019	11.84	.19	.42	.61	(.23)	—	(.23)	12.22	5.14	124.87		.87	1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	—	(.20)	11.84	.50	91.86		.86	1.53
12/31/2017	11.96	.14	.01	.15	(.13)	—	(.13)	11.98	1.28	62.86		.86	1.18

Refer to the end of the tables for footnotes.

American Funds Insurance Series    341

Financial highlights (continued)

		(Loss) income from									Ratio of	Ratio of
		investment operations1			Dividends and distributions
											expenses	expenses
			Net (losses)								to average	to average
			gains on								net assets	net assets		Ratio of
	Net asset	Net	securities		Dividends		Total				before	after	Net	net (loss)
	value,	investment	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	waivers/	waivers/	effective	income
	beginning	(loss)	realized and	investment	investment	(from capital	and	value, end		end of year	reimburse-	reimburse-	expense	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	ments12	ments2,12	ratio2,5,13	net assets2

Managed Risk Growth Fund

Class P1:

6/30/20224,5	$18.53	$ —9	$(4.04)	$(4.04)	$(.06)	$(2.54)	$(2.60)	$11.89	(22.20)%6	$ 9	.41%7	.36%7	.68%7	(.02)%7
12/31/2021	17.25	.04	2.16	2.20	(.18)	(.74)	(.92)	18.53	13.08	13.41		.36	.69	.19
12/31/2020	13.78	.07	4.20	4.27	(.12)	(.68)	(.80)	17.25	32.45	11.42		.37	.72	.49
12/31/2019	12.30	.15	2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6.42		.37	.73	1.19
12/31/2018	13.22	.11	(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)14	3.4214		.3714	.7114	.8214
12/31/2017	10.71	.08	2.70	2.78	(.07)	(.20)	(.27)	13.22	26.2314	2.4214		.3614	.7014	.6914
Class P2:
6/30/20224,5	18.42	(.02)	(4.01)	(4.03)	(.06)	(2.54)	(2.60)	11.79	(22.32)6	462.667		.617	.937	(.28)7
12/31/2021	17.11	(.01)	2.16	2.15	(.10)	(.74)	(.84)	18.42	12.89	584.67		.62	.95	(.07)
12/31/2020	13.71	.03	4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03	554.67		.62	.97	.20
12/31/2019	12.21	.09	2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434.68		.63	.99	.73
12/31/2018	13.14	.06	(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340.68		.63	.97	.46
12/31/2017	10.64	.04	2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286.69		.63	.97	.34

Managed Risk International Fund

Class P1:

6/30/20224,5	$10.55	$ .03	$(1.67)	$(1.64)	$(.26)	$—	$ (.26)	$ 8.65	(15.68)%6,14	$ 2	.42%7,14	.37%7,14	.87%7,14	.60%7,14
12/31/2021	11.07	.24	(.67)	(.43)	(.09)	—	(.09)	10.55	(3.92)14	2.4414		.3614	.8714	2.1214
12/31/2020	11.01	.08	.22	.30	(.16)	(.08)	(.24)	11.07	3.1314	2.4314		.3514	.8614	.8214
12/31/2019	9.82	.17	1.54	1.71	(.20)	(.32)	(.52)	11.01	17.9114	1.4114		.3314	.8414	1.6414
12/31/2018	11.25	.32	(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)14	—10.3314		.2814	.7714	3.0214
12/31/2017	8.89	.11	2.47	2.58	(.10)	(.12)	(.22)	11.25	29.2814	—10.2814		.2014	.6914	1.1314
Class P2:
6/30/20224,5	10.48	.01	(1.66)	(1.65)	(.22)	—	(.22)	8.61	(15.83)6	131.697		.647	1.147	.277
12/31/2021	10.99	.20	(.65)	(.45)	(.06)	—	(.06)	10.48	(4.13)	160.71		.63	1.14	1.79
12/31/2020	10.92	.04	.23	.27	(.12)	(.08)	(.20)	10.99	2.80	168.71		.63	1.14	.42
12/31/2019	9.76	.13	1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165.71		.63	1.14	1.21
12/31/2018	11.15	.16	(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151.69		.64	1.13	1.49
12/31/2017	8.83	.11	2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148.71		.63	1.12	1.03

Managed Risk Washington Mutual Investors Fund

Class P1:

6/30/20224,5	$12.95	$ .04	$(1.26)	$(1.22)	$(.15)	$—	$ (.15)	$11.58	(9.45)%6,14	$ 3	.40%7,14	.35%7,14	.74%7,14	.60%7,14
12/31/2021	11.24	.16	1.79	1.95	(.24)	—	(.24)	12.95	17.4614	2.4114		.3614	.7714	1.3314
12/31/2020	12.01	.18	(.35)	(.17)	(.26)	(.34)	(.60)	11.24	(.93)14	2.4014		.3514	.7614	1.6614
12/31/2019	11.28	.25	1.28	1.53	(.20)	(.60)	(.80)	12.01	14.1414	1.3814		.3314	.7414	2.1414
12/31/2018	13.04	.40	(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)14	—10.3314		.2814	.6714	3.2114
12/31/2017	11.67	.19	1.59	1.78	(.22)	(.19)	(.41)	13.04	15.4814	—10.3014		.2514	.6414	1.5914
Class P2:
6/30/20224,5	12.88	.02	(1.25)	(1.23)	(.14)	—	(.14)	11.51	(9.56)6	319.677		.627	1.017	.257
12/31/2021	11.18	.11	1.79	1.90	(.20)	—	(.20)	12.88	17.11	371.68		.62	1.03	.91
12/31/2020	11.91	.13	(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)	355.68		.63	1.04	1.18
12/31/2019	11.21	.18	1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365.68		.63	1.04	1.62
12/31/2018	12.96	.19	(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336.68		.63	1.02	1.49
12/31/2017	11.61	.17	1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367.68		.63	1.02	1.43

Refer to the end of the tables for footnotes.

342    American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from									Ratio of	Ratio of
		investment operations1			Dividends and distributions
											expenses	expenses
			Net (losses)								to average	to average
			gains on								net assets	net assets		Ratio of
	Net asset	Net	securities		Dividends		Total				before	after	Net	net (loss)
	value,	investment	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	waivers/	waivers/	effective	income
	beginning	(loss)	realized and	investment	investment	(from capital	and	value, end		end of year	reimburse-	reimburse-	expense	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	ments12	ments2,12	ratio2,5,13	net assets2

Managed Risk Growth-Income Fund

Class P1:

6/30/20224,5	$15.73	$ .02	$(2.50)	$(2.48)	$(.14)	$(.31)	$ (.45)	$12.80	(15.87)%6	$1,905	.41%7	.36%7	.64%7	.30%7
12/31/2021	14.01	.14	1.99	2.13	(.21)	(.20)	(.41)	15.73	15.32	2,328.41		.36	.66	.96
12/31/2020	13.76	.17	1.08	1.25	(.26)	(.74)	(1.00)	14.01	9.85	2,120.41		.36	.66	1.24
12/31/2019	11.73	.22	2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987.42		.37	.67	1.71
12/31/2018	12.66	(.02)	(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662.40		.35	.64	(.20)
12/31/2017	11.07	.19	2.03	2.22	(.13)	(.50)	(.63)	12.66	20.6414	2.4414		.3714	.6614	1.6114
Class P2:
6/30/20224,5	15.64	—9	(2.49)	(2.49)	(.13)	(.31)	(.44)	12.71	(16.01)6	277.667		.617	.897	.047
12/31/2021	13.93	.10	1.98	2.08	(.17)	(.20)	(.37)	15.64	15.05	340.66		.61	.91	.70
12/31/2020	13.69	.14	1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315.66		.61	.91	1.02
12/31/2019	11.67	.19	2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283.67		.62	.92	1.47
12/31/2018	12.58	.16	(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230.69		.64	.93	1.25
12/31/2017	11.02	.13	2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206.70		.63	.92	1.08

Managed Risk Asset Allocation Fund

Class P1:

6/30/20224,5	$15.33	$ .03	$(2.22)	$(2.19)	$(.20)	$(.48)	$ (.68)	$12.46	(14.40)%6	$7	.41%7	.36%7	.64%7	.48%7
12/31/2021	13.84	.21	1.55	1.76	(.27)	—	(.27)	15.33	12.82	7.41		.36	.66	1.43
12/31/2020	13.81	.25	.51	.76	(.21)	(.52)	(.73)	13.84	6.10	5.41		.36	.66	1.91
12/31/2019	12.23	.26	1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2.41		.36	.65	2.01
12/31/2018	13.59	.22	(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2.37		.32	.59	1.67
12/31/2017	12.02	.19	1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656.43		.38	.66	1.45

Class P2:
6/30/20224,5	14.93	.01	(2.16)	(2.15)	(.19)	(.48)	(.67)	12.11	(14.50)6	2,285.667		.617	.897	.207
12/31/2021	13.45	.15	1.53	1.68	(.20)	—	(.20)	14.93	12.50	2,812.66		.61	.91	1.03
12/31/2020	13.46	.15	.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773.66		.61	.91	1.15
12/31/2019	12.22	.19	1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830.66		.61	.90	1.51
12/31/2018	13.55	.17	(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541.62		.57	.84	1.27
12/31/2017	12.01	.15	1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798.68		.63	.91	1.13

Refer to the end of the tables for footnotes.

American Funds Insurance Series    343

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended		Year ended December 31,

excluding mortgage dollar roll transactions15,16	June 30, 20224,5,6	2021	2020	2019	2018	2017
Capital Income Builder	24%	60%	110%	44%	42%	59%
Asset Allocation Fund	20	45	49	47	34	39
American Funds Global Balanced Fund	86	36	68	60	30	28
The Bond Fund of America	39	87	72	146	98	153
Capital World Bond Fund	45	64	88	110	78	74
American Funds Mortgage Fund	16	38	123	84	60	98
U.S. Government Securities Fund	31	126	112	103	76	120
Portfolio turnover rate for all share classes	Six months ended		Year ended December 31,

including mortgage dollar roll transactions15,16	June 30, 20224,5,6	2021	2020	2019	2018	2017
Global Growth Fund	15%	18%	17%	14%	25%	31%
Global Small Capitalization Fund	21	29	38	50	43	33
Growth Fund	14	25	32	21	35	24
International Fund	20	44	40	32	29	29
New World Fund	20	43	70	38	58	56
Washington Mutual Investors Fund	15	90	40	37	49	34
Capital World Growth and Income Fund	22	85	36	29	49	41
Growth-Income Fund	16	24	33	27	39	27
International Growth and Income Fund	26	41	56	28	38	51
Capital Income Builder	51	93	184	72	98	88
Asset Allocation Fund	54	124	145	79	86	85
American Funds Global Balanced Fund	92	39	86	74	51	41
The Bond Fund of America	190	456	461	373	514	502
Capital World Bond Fund	72	91	145	159	125	105
American High-Income Trust	21	56	78	58	67	78
American Funds Mortgage Fund	634	975	1143	350	811	680
Ultra-Short Bond Fund	—17	—17	—17	—17	—17	—17
U.S. Government Securities Fund	297	433	867	277	446	551
Managed Risk Growth Fund	45	32	80	10	7	25
Managed Risk International Fund	37	24	71	8	8	25
Managed Risk Washington Mutual Investors Fund	36	16	101	13	11	32
Managed Risk Growth-Income Fund	33	13	38	6	14	26
Managed Risk Asset Allocation Fund	23	5	30	8	12	1

1Based on average shares outstanding.

2This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.

3Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.

4Based on operations for a period that is less than a full year.

5Unaudited.

6Not annualized.

7Annualized.

8Class 1A shares began investment operations on January 6, 2017.

9Amount less than $.01.

10Amount less than $1 million.

11Amount less than .01%.

12This column does not include expenses of the underlying funds in which each fund invests.

13This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. Refer to the expense example for further information regarding fees and expenses.

14All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

15Refer to Note 5 for further information on mortgage dollar rolls.

16Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.

17Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

344    American Funds Insurance Series

Expense example

unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2022, through

June 30, 2022).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series    345

Expense example (continued)

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2022	6/30/2022	period1	ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$721.63	$2.13	.50%
Class 1 – assumed 5% return	1,000.00	1,022.32	2.51	.50

Class 1A – actual return	1,000.00	720.89	3.20	.75
Class 1A – assumed 5% return	1,000.00	1,021.08	3.76	.75

Class 2 – actual return	1,000.00	720.93	3.20	.75
Class 2 – assumed 5% return	1,000.00	1,021.08	3.76	.75

Class 4 – actual return	1,000.00	720.06	4.26	1.00
Class 4 – assumed 5% return	1,000.00	1,019.84	5.01	1.00

Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$680.14	$3.00	.72%
Class 1 – assumed 5% return	1,000.00	1,021.22	3.61	.72

Class 1A – actual return	1,000.00	679.46	4.04	.97
Class 1A – assumed 5% return	1,000.00	1,019.98	4.86	.97

Class 2 – actual return	1,000.00	679.13	4.04	.97
Class 2 – assumed 5% return	1,000.00	1,019.98	4.86	.97

Class 4 – actual return	1,000.00	678.74	5.08	1.22
Class 4 – assumed 5% return	1,000.00	1,018.74	6.11	1.22

Growth Fund
Class 1 – actual return	$1,000.00	$701.98	$1.43	.34%
Class 1 – assumed 5% return	1,000.00	1,023.11	1.71	.34

Class 1A – actual return	1,000.00	701.09	2.49	.59
Class 1A – assumed 5% return	1,000.00	1,021.87	2.96	.59

Class 2 – actual return	1,000.00	701.01	2.49	.59
Class 2 – assumed 5% return	1,000.00	1,021.87	2.96	.59

Class 3 – actual return	1,000.00	701.15	2.19	.52
Class 3 – assumed 5% return	1,000.00	1,022.22	2.61	.52

Class 4 – actual return	1,000.00	700.18	3.54	.84
Class 4 – assumed 5% return	1,000.00	1,020.63	4.21	.84

International Fund
Class 1 – actual return	$1,000.00	$774.70	$2.38	.54%
Class 1 – assumed 5% return	1,000.00	1,022.12	2.71	.54

Class 1A – actual return	1,000.00	773.42	3.47	.79
Class 1A – assumed 5% return	1,000.00	1,020.88	3.96	.79

Class 2 – actual return	1,000.00	773.69	3.47	.79
Class 2 – assumed 5% return	1,000.00	1,020.88	3.96	.79

Class 3 – actual return	1,000.00	773.59	3.17	.72
Class 3 – assumed 5% return	1,000.00	1,021.22	3.61	.72

Class 4 – actual return	1,000.00	772.17	4.57	1.04
Class 4 – assumed 5% return	1,000.00	1,019.64	5.21	1.04

New World Fund
Class 1 – actual return	$1,000.00	$762.76	$2.49	.57%
Class 1 – assumed 5% return	1,000.00	1,021.97	2.86	.57

Class 1A – actual return	1,000.00	761.75	3.58	.82
Class 1A – assumed 5% return	1,000.00	1,020.73	4.11	.82

Class 2 – actual return	1,000.00	761.59	3.58	.82
Class 2 – assumed 5% return	1,000.00	1,020.73	4.11	.82

Class 4 – actual return	1,000.00	761.06	4.67	1.07
Class 4 – assumed 5% return	1,000.00	1,019.49	5.36	1.07

Refer to the end of the tables for footnotes.

346    American Funds Insurance Series
Expense example (continued)

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2022	6/30/2022	period1	ratio
Washington Mutual Investors Fund
Class 1 – actual return	$1,000.00	$871.16	$1.21	.26%
Class 1 – assumed 5% return	1,000.00	1,023.51	1.30	.26

Class 1A – actual return	1,000.00	870.17	2.36	.51
Class 1A – assumed 5% return	1,000.00	1,022.27	2.56	.51

Class 2 – actual return	1,000.00	869.85	2.36	.51
Class 2 – assumed 5% return	1,000.00	1,022.27	2.56	.51

Class 4 – actual return	1,000.00	868.65	3.52	.76
Class 4 – assumed 5% return	1,000.00	1,021.03	3.81	.76

Capital World Growth and Income Fund
Class 1 – actual return	$1,000.00	$787.96	$1.86	.42%
Class 1 – assumed 5% return	1,000.00	1,022.71	2.11	.42

Class 1A – actual return	1,000.00	787.16	2.97	.67
Class 1A – assumed 5% return	1,000.00	1,021.47	3.36	.67

Class 2 – actual return	1,000.00	787.04	2.97	.67
Class 2 – assumed 5% return	1,000.00	1,021.47	3.36	.67

Class 4 – actual return	1,000.00	786.00	4.07	.92
Class 4 – assumed 5% return	1,000.00	1,020.23	4.61	.92

Growth-Income Fund
Class 1 – actual return	$1,000.00	$803.18	$1.25	.28%
Class 1 – assumed 5% return	1,000.00	1,023.41	1.40	.28

Class 1A – actual return	1,000.00	802.25	2.37	.53
Class 1A – assumed 5% return	1,000.00	1,022.17	2.66	.53

Class 2 – actual return	1,000.00	802.13	2.37	.53
Class 2 – assumed 5% return	1,000.00	1,022.17	2.66	.53

Class 3 – actual return	1,000.00	802.49	2.06	.46
Class 3 – assumed 5% return	1,000.00	1,022.51	2.31	.46

Class 4 – actual return	1,000.00	801.21	3.48	.78
Class 4 – assumed 5% return	1,000.00	1,020.93	3.91	.78

International Growth and Income Fund
Class 1 – actual return	$1,000.00	$810.03	$2.29	.51%
Class 1 – assumed 5% return	1,000.00	1,022.27	2.56	.51

Class 1A – actual return	1,000.00	808.58	3.36	.75
Class 1A – assumed 5% return	1,000.00	1,021.08	3.76	.75

Class 2 – actual return	1,000.00	808.41	3.36	.75
Class 2 – assumed 5% return	1,000.00	1,021.08	3.76	.75

Class 4 – actual return	1,000.00	807.59	4.48	1.00
Class 4 – assumed 5% return	1,000.00	1,019.84	5.01	1.00

Capital Income Builder
Class 1 – actual return	$1,000.00	$903.64	$1.23	.26%
Class 1 – assumed 5% return	1,000.00	1,023.51	1.30	.26

Class 1A – actual return	1,000.00	903.17	2.41	.51
Class 1A – assumed 5% return	1,000.00	1,022.27	2.56	.51

Class 2 – actual return	1,000.00	903.26	2.41	.51
Class 2 – assumed 5% return	1,000.00	1,022.27	2.56	.51

Class 4 – actual return	1,000.00	901.95	3.58	.76
Class 4 – assumed 5% return	1,000.00	1,021.03	3.81	.76

Refer to the end of the tables for footnotes.

American Funds Insurance Series    347

Expense example (continued)

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2022	6/30/2022	period1	ratio
Asset Allocation Fund
Class 1 – actual return	$1,000.00	$842.19	$1.37	.30%
Class 1 – assumed 5% return	1,000.00	1,023.31	1.51	.30

Class 1A – actual return	1,000.00	841.23	2.51	.55
Class 1A – assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 2 – actual return	1,000.00	840.91	2.51	.55
Class 2 – assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 3 – actual return	1,000.00	841.06	2.19	.48
Class 3 – assumed 5% return	1,000.00	1,022.41	2.41	.48

Class 4 – actual return	1,000.00	839.89	3.65	.80
Class 4 – assumed 5% return	1,000.00	1,020.83	4.01	.80

American Funds Global Balanced Fund
Class 1 – actual return	$1,000.00	$836.93	$2.87	.63%
Class 1 – assumed 5% return	1,000.00	1,021.67	3.16	.63

Class 1A – actual return	1,000.00	835.23	4.05	.89
Class 1A – assumed 5% return	1,000.00	1,020.38	4.46	.89

Class 2 – actual return	1,000.00	835.91	4.05	.89
Class 2 – assumed 5% return	1,000.00	1,020.38	4.46	.89

Class 4 – actual return	1,000.00	834.67	5.14	1.13
Class 4 – assumed 5% return	1,000.00	1,019.19	5.66	1.13

The Bond Fund of America
Class 1 – actual return	$1,000.00	$900.38	$ .94	.20%
Class 1 – assumed 5% return	1,000.00	1,023.80	1.00	.20

Class 1A – actual return	1,000.00	899.08	2.07	.44
Class 1A – assumed 5% return	1,000.00	1,022.61	2.21	.44

Class 2 – actual return	1,000.00	898.60	2.12	.45
Class 2 – assumed 5% return	1,000.00	1,022.56	2.26	.45

Class 4 – actual return	1,000.00	897.76	3.29	.70
Class 4 – assumed 5% return	1,000.00	1,021.32	3.51	.70

Capital World Bond Fund
Class 1 – actual return	$1,000.00	$839.53	$2.14	.47%
Class 1 – assumed 5% return	1,000.00	1,022.46	2.36	.47

Class 1A – actual return	1,000.00	837.83	3.28	.72
Class 1A – assumed 5% return	1,000.00	1,021.22	3.61	.72

Class 2 – actual return	1,000.00	837.85	3.28	.72
Class 2 – assumed 5% return	1,000.00	1,021.22	3.61	.72

Class 4 – actual return	1,000.00	837.41	4.42	.97
Class 4 – assumed 5% return	1,000.00	1,019.98	4.86	.97

American High-Income Trust
Class 1 – actual return	$1,000.00	$875.82	$1.49	.32%
Class 1 – assumed 5% return	1,000.00	1,023.21	1.61	.32

Class 1A – actual return	1,000.00	873.98	2.65	.57
Class 1A – assumed 5% return	1,000.00	1,021.97	2.86	.57

Class 2 – actual return	1,000.00	874.79	2.65	.57
Class 2 – assumed 5% return	1,000.00	1,021.97	2.86	.57

Class 3 – actual return	1,000.00	874.18	2.32	.50
Class 3 – assumed 5% return	1,000.00	1,022.32	2.51	.50

Class 4 – actual return	1,000.00	873.17	3.81	.82
Class 4 – assumed 5% return	1,000.00	1,020.73	4.11	.82

Refer to the end of the tables for footnotes.

348    American Funds Insurance Series

Expense example (continued)

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2022	6/30/2022	period1	ratio
American Funds Mortgage Fund
Class 1 – actual return	$1,000.00	$932.26	$1.15	.24%
Class 1 – assumed 5% return	1,000.00	1,023.60	1.20	.24

Class 1A – actual return	1,000.00	930.57	2.39	.50
Class 1A – assumed 5% return	1,000.00	1,022.32	2.51	.50

Class 2 – actual return	1,000.00	930.65	2.39	.50
Class 2 – assumed 5% return	1,000.00	1,022.32	2.51	.50

Class 4 – actual return	1,000.00	929.47	3.59	.75
Class 4 – assumed 5% return	1,000.00	1,021.08	3.76	.75

Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$1,000.89	$1.64	.33%
Class 1 – assumed 5% return	1,000.00	1,023.16	1.66	.33

Class 1A – actual return	1,000.00	999.99	1.64	.33
Class 1A – assumed 5% return	1,000.00	1,023.16	1.66	.33

Class 2 – actual return	1,000.00	999.08	2.87	.58
Class 2 – assumed 5% return	1,000.00	1,021.92	2.91	.58

Class 3 – actual return	1,000.00	999.09	2.53	.51
Class 3 – assumed 5% return	1,000.00	1,022.27	2.56	.51

Class 4 – actual return	1,000.00	998.18	4.11	.83
Class 4 – assumed 5% return	1,000.00	1,020.68	4.16	.83

U.S. Government Securities Fund
Class 1 – actual return	$1,000.00	$929.18	$1.10	.23%
Class 1 – assumed 5% return	1,000.00	1,023.65	1.15	.23

Class 1A – actual return	1,000.00	928.52	2.30	.48
Class 1A – assumed 5% return	1,000.00	1,022.41	2.41	.48

Class 2 – actual return	1,000.00	927.90	2.29	.48
Class 2 – assumed 5% return	1,000.00	1,022.41	2.41	.48

Class 3 – actual return	1,000.00	928.21	1.96	.41
Class 3 – assumed 5% return	1,000.00	1,022.76	2.06	.41

Class 4 – actual return	1,000.00	926.54	3.49	.73
Class 4 – assumed 5% return	1,000.00	1,021.17	3.66	.73

Refer to the end of the tables for footnotes.

American Funds Insurance Series    349

Expense example (continued)

	Beginning	Ending	Expenses	Annualized	Effective	Effective
	account value	account value	paid during		expenses paid	annualized
	1/1/2022	6/30/2022	period1,2	expense ratio2	during period3	expense ratio4
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$778.05	$1.59	.36%	$3.00	.68%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.41	.68

Class P2 – actual return	1,000.00	776.82	2.69	.61	4.10	.93
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.66	.93

Managed Risk International Fund
Class P1 – actual return	$1,000.00	$843.21	$1.69	.37%	$3.98	.87%
Class P1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	4.36	.87

Class P2 – actual return	1,000.00	841.68	2.92	.64	5.21	1.14
Class P2 – assumed 5% return	1,000.00	1,021.62	3.21	.64	5.71	1.14

Managed Risk Washington Mutual Investors Fund
Class P1 – actual return	$1,000.00	$905.49	$1.65	.35%	$3.50	.74%
Class P1 – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.71	.74

Class P2 – actual return	1,000.00	904.43	2.93	.62	4.77	1.01
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	5.06	1.01

Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$841.25	$1.64	.36%	$2.92	.64%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.21	.64

Class P2 – actual return	1,000.00	839.91	2.78	.61	4.06	.89
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.46	.89

Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$855.99	$1.66	.36%	$2.95	.64%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.21	.64

Class P2 – actual return	1,000.00	855.00	2.81	.61	4.09	.89
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.46	.89

1The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

2The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.

3The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

4The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

350    American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2023. The agreement was amended to lower the current fee schedule resulting in an overall lower advisory fee for Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, International Growth and Income Fund, Capital Income Builder, American Funds Global Balanced Fund, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund, Ultra-Short Bond Fund and U.S. Government Securities Fund and to add additional advisory fee breakpoints for Growth Fund when the fund‘s net assets exceed $44 billion, for Growth-Income Fund when the fund’s net assets exceed $44 billion, and for Asset Allocation Fund when the fund’s net assets exceed $34 billion. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2021. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. The board also

American Funds Insurance Series    351

considered and approved the amended fee schedule to the agreement that lowered the current fee schedule and resulted in an overall lower advisory fee. The board noted that there would be no diminution in services provided as a result of the lower advisory fee for certain funds.

In addition, the board and committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

352    American Funds Insurance Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2023. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2021. They generally placed greater emphasis on investment results over longer term periods. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2021. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series    353

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

354    American Funds Insurance Series

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series    355

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356    American Funds Insurance Series

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American Funds Insurance Series    357

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358    American Funds Insurance Series

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American Funds Insurance Series    359

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC (Managed Risk Funds only)

71 South Wacker Drive, 31st Floor Chicago, IL 60606-4637

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

360    American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com/afis.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website and on our website.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2022, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the underlying funds in certain market conditions.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 28 years of investment industry experience, including 23 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series’ superior outcomes

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 89% of 10-year periods and 100% of 20-year periods.2 Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.4

1Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2022.

2Based on Class 1 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Capital World Funds Index (Global Growth Fund, Capital World Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Washington Mutual Investors Fund, Growth and Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund.

Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.

3Based on Class 1 share results as of December 31, 2021. Three of our five fixed income funds showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.

4Based on management fees for the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

Lit. No. INGESRX-998-0822P Litho in USA RCG/PHX/6311-S89939 © 2022 Capital Group. All rights reserved.

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)   (1) Disclose that the registrant’s board of directors has determined that the registrant either:

                                (i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2)   If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. § 80a-2(a)(19)).

(3)   If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)       (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N- CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;
(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;
(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;
(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and
(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not Applicable: The additional information required by this item is required only in an annual report on the Form N-CSR.

Item 5.    Audit Committee of Listed Registrants.

(a)

If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR
§
240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C.
§
78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C.
§
78c(a)(58)(B)), so state.

Not Applicable.

(b)

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR
§
240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not Applicable.

Item 6.    Investments.

(a)

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Th
e complete
schedule
of investments
is included
in
Item 1 of this Form N-CSR.

(b)

If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:
(1)

Name of the issuer;

(2)

Exchange ticker symbol;
(3)

Committee on Uniform Securities Identification Procedures (“CUSIP”) number;

(4)

Total number of shares or, for debt securities, principal amount divested;

(5)

Date(s) that the securities were divested;

(6)

If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)

Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the
first
date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

Not Applicable
.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. § 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR
§
240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C.
§
781).

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR
§
240.14a-101)), or this Item.

Not Applicable.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s
principal executive officer and principal financial officer have concluded
, based on their
evaluation of the
registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended and restated as of June 15, 2022, are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i)
accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure
; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting
(as defined in Rule 30a-3(d) under the Act (17 CFR
§
270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

                If the registrant is a closed-end management company, provide the information specified in paragraphs (a) and (b) of this item relating to the securities lending activities of the registrant.

Not Applicable.

Item 13. Exhibits.

(a) File the exhibits listed below as part of this Form.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

section302

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)
*
                  __/Lee T. Cummings_______________________
Name:    Lee T. Cummings
Title:      Principal Financial Officer
Date:      August 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                                NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)
*
                  ___/Michael S. Spangler______________________
Name:    Michael S. Spangler
Title:      Principal Executive Officer
Date:      August 19, 2022

By (Signature and Title)
*
                   ___/Lee T. Cummings_______________________
Name:    Lee T. Cummings
Title:      Principal Financial Officer
Date:      August 19, 2022

*
Print the name and title of each signing officer under his or her signature.